                                                              File No. 033-31375
                                                                        811-5929


     As filed with the Securities and Exchange Commission on April 26, 2017


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]


                       Post-Effective Amendment No. 45 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 47


                        (Check appropriate box or boxes)

                             AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                Stephen L. Due
                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 1, 2017 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



      May 1, 2017

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
            ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368
                               (800) 249-6269
 ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA
                                 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.


A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the Pioneer Equity Income Portfolio, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the Pioneer Equity Income Portfolio.


A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2017, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2017

                             TABLE OF CONTENTS



DESCRIPTION                                              PAGE

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Fixed Interest Account and Stable Value Account....      6
   Contributions......................................      6
   Transfers..........................................      7
   Withdrawals........................................      7
   The Death Benefit..................................      7
   Death Benefits and Multiple Beneficiaries..........      7
   Annuity Options....................................      7
   Charges............................................      7
   Withdrawal Charge..................................      7
   Premium Tax Charge.................................      7
   Asset Charge.......................................      7
   Administrative Charge..............................      7
   Additional Charges and Fees........................      8
   Expenses of the Funds..............................      8
   Ten-Day Free Look..................................      8
   Termination by the Owner...........................      8
   Contacting AUL.....................................      8

EXPENSE TABLE.........................................      9

CONDENSED FINANCIAL INFORMATION.......................     10

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    201
   American United Life Insurance Company(R)..........    201
   Variable Account...................................    201
   The Funds..........................................    201
   Revenue AUL Receives...............................    243

THE CONTRACTS.........................................    244
   General............................................    244

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    244
   Contributions under the Contracts..................    244
   Ten-Day Free Look..................................    244
   Initial and Single Contributions...................    244
   Allocation of Contributions........................    244
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    245
   Transfers of Account Value.........................    245
   Abusive Trading Practices..........................    245
   Late Trading.......................................    245
   Market Timing......................................    246
   Participant's Variable Account Value...............    246
   Accumulation Units.................................    246



DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    246
   Net Investment Factor..............................    246
   Dollar Cost Averaging Program......................    247

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    247
   Cash Withdrawals...................................    247
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    248
   Constraints on Withdrawals.........................    248
   General............................................    248
   403(b) Programs....................................    248
   Texas Optional Retirement Program..................    249
   The Death Benefit..................................    249
   Death Benefits and Multiple Beneficiaries..........    249
   Termination by the Owner...........................    249
   Termination by AUL.................................    250
   Payments from the Variable Account.................    251

CHARGES AND DEDUCTIONS................................    251
   Premium Tax Charge.................................    251
   Withdrawal Charge..................................    251
   Asset Charge.......................................    252
   Variable Investment Plus...........................    252
   Administrative Charge..............................    252
   Additional Charges and Fees........................    252
   Other Charges......................................    253
   Variations in Charges..............................    253
   Guarantee of Certain Charges.......................    253
   Expenses of the Funds..............................    254

ANNUITY PERIOD........................................    254
   General............................................    254
   Annuity Options....................................    254
   Option 1 - Life Annuity............................    254
   Option 2 - Certain and Life Annuity................    254
   Option 3 - Survivorship Annuity....................    254
   Option 4 - Installment Refund Life Annuity.........    254
   Option 5 - Fixed Periods...........................    255
   Selection of an Option.............................    255

THE FIXED INTEREST ACCOUNT............................    255
   Interest...........................................    255
   Withdrawals and Transfers..........................    256
   Transfer of Interest Option........................    256
   Contract Charges...................................    257
   Payments from the Fixed Interest Account...........    257
   403(b) Plan Loans..................................    257

THE STABLE VALUE ACCOUNT..............................    257
   In General.........................................    257

                             TABLE OF CONTENTS



DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    258
   Transfers to and from the SVA.....................    258
   Benefits Paid from the SVA........................    258
   Annuities Paid from the SVA.......................    258
   Contract Termination..............................    258

MORE ABOUT THE CONTRACTS.............................    259
   Designation and Change of Beneficiary.............    259
   Assignability.....................................    259
   Proof of Age and Survival.........................    259
   Misstatements.....................................    259
   Termination of Recordkeeping Services.............    259

FEDERAL TAX MATTERS..................................    260
   Introduction......................................    260
   Tax Status of the Company and
    the Variable Account.............................    260
   Tax Treatment of Retirement Programs..............    260
   401 Employee Benefit Plans........................    261
   403(b) Plans......................................    261



DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    261
   409A and 457 Programs.............................    261
   HSA, HRA, and OPEB Employee Benefit Plans.........    262
   Tax Penalty.......................................    262
   Withholding.......................................    262

OTHER INFORMATION....................................    263
   Mixed and Shared Funding..........................    263
   Voting of Shares of the Funds.....................    263
   Substitution of Investments.......................    263
   Redemption Fees...................................    264
   Changes to Comply with Law and Amendments.........    264
   Reservation of Rights.............................    264
   Periodic Reports..................................    264
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    265
   Legal Proceedings.................................    265
   Legal Matters.....................................    265
   Financial Statements..............................    265

STATEMENT OF ADDITIONAL INFORMATION..................    266

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).

EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Internal Revenue Service.

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.


THE VARIABLE ACCOUNT AND THE FUNDS


AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one (1) of the portfolios listed in the table starting on page 202.



Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.



FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.

TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                                8%

OPTIONAL FEES (APPLICABLE TO CERTAIN CONTRACTS)
Maximum Loan Initiation Fee(2)                                                                                             $     100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                      $       5
Maximum Charge for Non-Electronic Contributions                                                                            $   1,000
Maximum Distribution Fee(4)                                                                                                $      40
Maximum Contract Termination Individual Participant Check Fee(5)                                                           $     100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)                                                                                          $      50
Maximum Brokerage Window Fee(7)                                                                                           $     100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. No portion of these fees are retained by AUL.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, and other expenses*)                                                   0.05%                    2.52%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE

The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1) If you surrender your contract at the end of the applicable time period:


                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,171                         $2,077                         $2,991                         $4,929


(2) If you annuitize at the end of the applicable time period:


                     1 Year                         3 Years                        5 Years                       10 Years
                      $448                          $1,348                         $2,256                         $4,554


(3) If you do not surrender your contract:


                     1 Year                         3 Years                        5 Years                       10 Years
                      $448                          $1,348                         $2,256                         $4,554


ADDITIONAL ASSUMPTIONS:

Annual M&E Charge:      1.25%
Maximum GMDB Option:    0.20%
Maximum Admin. Charge:  $50
Surrender Charges:      8% for years 1-5, 4% for years 6-10, 0% for years 11+
                        These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                        This is the maximum surrender charge scale imposed on such contracts.
                         For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.


                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2007 through December 31, 2016.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2016. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB CORE OPPORTUNITIES FUND - R CLASS
  BAND 125
   2016                                               $ 1.86                         $ 1.97                           264,753
   2015                                                 1.79                           1.86                           274,808
   2014                                                 1.61                           1.79                           395,210
   2013                                                 1.23                           1.61                           506,963
   2012                                                 1.08                           1.23                           234,076
   2011                                                 1.04                           1.08                            79,578
   2010                                                 0.91                           1.04                            47,749
   2009                                                 0.75                           0.91                            37,645
   2008                                                 1.24                           0.75                            42,640
   2007                                                 1.15                           1.24                            30,906

  BAND 100
   2016                                               $ 1.91                         $ 2.03                               888
   2015                                                 1.83                           1.91                             7,547

  BAND 0
   2016                                               $ 2.12                         $ 2.28                           193,509
   2015                                                 2.02                           2.12                             1,145
   2014                                                 1.80                           2.02                             1,145
   2013                                                 1.35                           1.80                             1,145
   2012                                                 1.17                           1.35                             1,145
   2011                                                 1.12                           1.17                             1,145
   2010                                                 0.97                           1.12                             1,145

AB DISCOVERY GROWTH FUND - R CLASS
  BAND 125
   2016                                               $ 1.97                         $ 2.03                         1,157,771
   2015                                                 2.02                           1.97                         1,647,096
   2014                                                 2.00                           2.02                         1,333,504
   2013                                                 1.47                           2.00                           960,091
   2012                                                 1.30                           1.47                           461,118
   2011                                                 1.28                           1.30                           437,753
   2010                                                 0.93                           1.28                           240,108
   2009                                                 0.65                           0.93                           160,545
   2008                                                 1.27                           0.65                           130,097
   2007                                                 1.15                           1.27                           136,327

  BAND 100
   2016                                               $ 2.03                         $ 2.09                            83,102
   2015                                                 2.07                           2.03                           206,398
   2014                                                 2.04                           2.07                           204,608
   2013                                                 1.50                           2.04                            60,604
   2012                                                 1.32                           1.50                            56,407
   2011                                                 1.30                           1.32                            50,425
   2010                                                 0.95                           1.30                            41,612
   2009                                                 0.65                           0.95                            67,708
   2008                                                 1.28                           0.65                            33,380
   2007                                                 1.16                           1.28                            38,825

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2016                                              $ 2.14                       $  2.22                         40,973
   2015                                                2.17                          2.14                         42,070
   2014                                                2.13                          2.17                         42,929
   2013                                                1.55                          2.13                         43,539
   2012                                                1.37                          1.55                         75,572
   2011                                                1.33                          1.37                        112,657
   2010                                                0.97                          1.33                        129,801
   2009                                                0.66                          0.97                        153,819
   2008                                                1.30                          0.66                        138,626
   2007                                                1.17                          1.30                        191,769

  BAND 0
   2016                                              $ 2.25                       $  2.35                              -
   2015                                                2.28                          2.25                        304,332
   2014                                                2.23                          2.28                        143,765
   2013                                                1.62                          2.23                         55,492

AB DISCOVERY VALUE FUND - R CLASS
  BAND 125
   2016                                              $ 1.94                       $  2.37                        491,501
   2015                                                2.09                          1.94                        223,013
   2014                                                1.96                          2.09                        359,301
   2013                                                1.45                          1.96                        460,046
   2012                                                1.25                          1.45                        567,555
   2011                                                1.38                          1.25                        601,472
   2010                                                1.11                          1.38                        432,363
   2009                                                0.79                          1.11                        303,697
   2008                                                1.23                          0.79                        253,088
   2007                                                1.22                          1.23                        237,462

  BAND 100
   2016                                              $ 1.99                       $  2.44                         58,776
   2015                                                2.15                          1.99                         60,237
   2014                                                2.00                          2.15                         63,662

  BAND 50
   2016                                              $ 2.10                       $  2.59                        172,714
   2015                                                2.25                          2.10                        179,470
   2014                                                2.09                          2.25                        182,718
   2013                                                1.54                          2.09                        191,857
   2012                                                1.31                          1.54                        195,370
   2011                                                1.44                          1.31                        194,052
   2010                                                1.15                          1.44                         35,636

AB HIGH INCOME FUND - ADVISOR CLASS
  BAND 125
   2016                                              $ 1.01                       $  1.16                      8,761,241
   2015                                                1.06                          1.01                      7,209,994
   2014                                                1.04                          1.06                      6,206,979
   2013                                                1.00 (06/20/13)               1.04                      2,089,742



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AB HIGH INCOME FUND - R CLASS
  BAND 125
   2016                                              $ 1.00                       $ 1.13                          16,179
   2015                                                1.05                         1.00                           5,978
   2014                                                1.04                         1.05                          51,742
   2013                                                1.00 (06/20/13)              1.04                           1,307

AB INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
   2016                                              $ 1.26                       $ 1.16                          35,325
   2015                                                1.31                         1.26                         168,741
   2014                                                1.35                         1.31                         166,047
   2013                                                1.21                         1.35                          79,354
   2012                                                1.06                         1.21                          79,642
   2011                                                1.29                         1.06                          91,158
   2010                                                1.17                         1.29                         392,417
   2009                                                0.85                         1.17                       1,382,120
   2008                                                1.70                         0.85                       4,169,313
   2007                                                1.47                         1.70                       3,870,393

  BAND 100
   2016                                              $ 1.30                       $ 1.19                          12,873
   2015                                                1.34                         1.30                          14,458
   2014                                                1.38                         1.34                          36,537

  BAND 50
   2016                                              $ 1.37                       $ 1.26                         355,965
   2015                                                1.41                         1.37                         375,190
   2014                                                1.44                         1.41                         396,780
   2013                                                1.28                         1.44                         439,242
   2012                                                1.12                         1.28                         456,421
   2011                                                1.35                         1.12                         535,816
   2010                                                1.21                         1.35                         474,332
   2009                                                0.87                         1.21                         459,866
   2008                                                1.73                         0.87                         459,865
   2007                                                1.49                         1.73                        4.62,201

AB INTERNATIONAL VALUE FUND - R CLASS
  BAND 125
   2016                                              $ 0.99                       $ 0.97                         271,421
   2015                                                0.98                         0.99                         318,044
   2014                                                1.07                         0.98                         399,182
   2013                                                0.89                         1.07                         394,237
   2012                                                0.79                         0.89                         378,832
   2011                                                1.00                         0.79                         420,444
   2010                                                0.98                         1.00                         651,547
   2009                                                0.74                         0.98                         650,608
   2008                                                1.62                         0.74                         640,620
   2007                                                1.56                         1.62                         369,413

  BAND 100
   2016                                              $ 1.02                       $ 0.99                           3,647
   2015                                                1.00                         1.02                          11,245
   2014                                                1.09                         1.00                           9,578

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2016                                               $ 2.27                         $ 2.38                         1,126,912
   2015                                                 2.33                           2.27                         1,215,437
   2014                                                 2.41                           2.33                         1,111,480
   2013                                                 1.69                           2.41                         1,275,819
   2012                                                 1.49                           1.69                         1,016,170
   2011                                                 1.45                           1.49                           640,602
   2010                                                 1.07                           1.45                           507,443
   2009                                                 0.77                           1.07                           445,190
   2008                                                 1.41                           0.77                           259,548
   2007                                                 1.26                           1.41                            48,659

  BAND 100
   2016                                               $ 2.33                         $ 2.45                           150,755
   2015                                                 2.39                           2.33                           198,679
   2014                                                 2.46                           2.39                           198,413
   2013                                                 1.72                           2.46                             2,763
   2012                                                 1.51                           1.72                               364

  BAND 0
   2016                                               $ 2.59                         $ 2.75                             2,161
   2015                                                 2.63                           2.59                           152,037
   2014                                                 2.69                           2.63                           116,328
   2013                                                 1.86                           2.69                           102,496
   2012                                                 1.62                           1.86                           112,940
   2011                                                 1.56                           1.62                            14,055
   2010                                                 1.14                           1.56                            10,510
   2009                                                 0.80                           1.14                               960
   2008                                                 1.46                           0.80                               688
   2007                                                 1.28                           1.46                               436

AB VALUE FUND - R CLASS
  BAND 125
   2016                                               $ 1.24                         $ 1.35                            43,349
   2015                                                 1.36                           1.24                            54,998
   2014                                                 1.24                           1.36                            52,997
   2013                                                 0.93                           1.24                            89,160
   2012                                                 0.82                           0.93                            70,046
   2011                                                 0.87                           0.82                            63,274
   2010                                                 0.79                           0.87                            62,565
   2009                                                 0.68                           0.79                            60,625
   2008                                                 1.18                           0.68                            65,853
   2007                                                 1.26                           1.18                            76,674

  BAND 100
   2016                                               $ 1.27                         $ 1.39                             7,999
   2015                                                 1.39                           1.27                            57,333
   2014                                                 1.26                           1.39                            57,247
   2013                                                 0.95                           1.26                            52,334
   2012                                                 0.83                           0.95                            60,310
   2011                                                 0.88                           0.83                            69,052
   2010                                                 0.80                           0.88                            61,588
   2009                                                 0.68                           0.80                            53,550
   2008                                                 1.19                           0.68                            34,458
   2007                                                 1.26                           1.19                            54,559

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2016                                             $  1.33                      $  1.43                        909,177
    2015                                                1.33                         1.33                        924,645
    2014                                                1.23                         1.33                      1,003,672
    2013                                                1.08                         1.23                      1,122,539
    2012                                                1.03                         1.08                      1,338,041
    2011                                                1.04                         1.03                      1,520,882
    2010                                                0.96                         1.04                      1,687,503
    2009                                                0.75                         0.96                      1,706,404
    2008                                                1.11                         0.75                      1,653,604
    2007                                                1.00                         1.11                      1,798,815

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - I CLASS
  BAND 125
    2016                                             $  2.23                      $  2.21                      2,177,910
    2015                                                2.12                         2.23                      3,898,881
    2014                                                1.90                         2.12                      4,062,912
    2013                                                1.43                         1.90                      3,917,516
    2012                                                1.22                         1.43                      4,721,795
    2011                                                1.25                         1.22                      4,325,307
    2010                                                1.12                         1.25                      3,000,328
    2009                                                0.76                         1.12                      1,080,172
    2008                                                1.37                         0.76                        328,522
    2007                                                1.05                         1.37                        111,363

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - R CLASS
  BAND 125
    2016                                             $  2.13                      $  2.10                      4,334,234
    2015                                                2.04                         2.13                      5,784,626
    2014                                                1.83                         2.04                      4,529,320
    2013                                                1.38                         1.83                      5,110,290
    2012                                                1.19                         1.38                      5,000,198
    2011                                                1.22                         1.19                      2,230,755
    2010                                                1.10                         1.22                      1,543,088
    2009                                                0.75                         1.10                        787,045
    2008                                                1.36                         0.75                        323,390
    2007                                                1.05                         1.36                         53,880

  BAND 50
    2016                                             $  2.28                      $  2.27                        404,146
    2015                                                2.17                         2.28                        428,771
    2014                                                1.93                         2.17                        458,701
    2013                                                1.45                         1.93                        487,056
    2012                                                1.24                         1.45                        535,670
    2011                                                1.26                         1.24                        566,804

  BAND 0
    2016                                             $  2.39                      $  2.38                        660,903
    2015                                                2.26                         2.39                        907,686
    2014                                                2.00                         2.26                        600,985
    2013                                                1.49                         2.00                        610,762
    2012                                                1.27                         1.49                        585,119
    2011                                                1.29                         1.27                        341,307
    2010                                                1.14                         1.29                         82,371

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2016                                             $  1.45                       $ 1.44                      35,021,371
    2015                                                1.38                         1.45                      36,466,002
    2014                                                1.23                         1.38                      25,403,398
    2013                                                0.92                         1.23                      26,449,434
    2012                                                0.79                         0.92                      22,832,193
    2011                                                0.80                         0.79                      15,260,179
    2010                                                0.71                         0.80                      13,690,430
    2009                                                0.48                         0.71                      11,507,029
    2008                                                0.88                         0.48                       6,909,800
    2007                                                0.67                         0.88                       7,111,480

  BAND 0
    2016                                             $  1.76                       $ 1.77                         337,382
    2015                                                1.66                         1.76                         262,876
    2014                                                1.46                         1.66                         144,775
    2013                                                1.08                         1.46                          10,155

ALGER LARGE CAP GROWTH PORTFOLIO - I-2 CLASS
  BAND 125
    2016                                             $  4.22                       $ 4.14                       6,861,306
    2015                                                4.20                         4.22                       8,048,357
    2014                                                3.84                         4.20                       8,683,259
    2013                                                2.88                         3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538
    2008                                                3.10                         1.65                      20,659,794
    2007                                                2.62                         3.10                      22,234,403

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - I CLASS
  BAND 125
    2016                                             $  1.48                       $ 1.56                         170,402
    2015                                                1.55                         1.48                         345,062
    2014                                                1.57                         1.55                         508,835
    2013                                                1.19                         1.57                       4,769,796
    2012                                                1.07                         1.19                       5,109,270
    2011                                                1.11                         1.07                       5,515,780
    2010                                                0.90                         1.11                       4,810,958
    2009                                                0.63                         0.90                       4,103,211
    2008                                                1.18                         0.63                         994,455
    2007                                                1.04                         1.18                         740,688



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - R CLASS
  BAND 125
   2016                                              $ 1.41                        $ 1.49                          17,479
   2015                                                1.49                          1.41                          27,058
   2014                                                1.52                          1.49                          91,806
   2013                                                1.15                          1.52                         233,935
   2012                                                1.04                          1.15                         494,276
   2011                                                1.09                          1.04                         505,729
   2010                                                0.88                          1.09                         708,498
   2009                                                0.63                          0.88                         546,389
   2008                                                1.18                          0.63                         370,482
   2007                                                1.04                          1.18                          97,979

ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND - ADMINISTRATIVE CLASS (FORMERLY ALLIANZGI RETIREMENT INCOME FUND)
  BAND 125
   2016                                              $ 1.05                        $ 1.11                         701,223
   2015                                                1.08                          1.05                               -
   2014                                                1.07                          1.08                          16,359
   2013                                                1.06                          1.07                          10,370

ALLIANZGI NFJ DIVIDEND VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                              $ 1.21                        $ 1.38                         319,635
   2015                                                1.34                          1.21                       1,378,887
   2014                                                1.23                          1.34                       1,042,096
   2013                                                0.97                          1.23                         997,882
   2012                                                0.86                          0.97                       1,054,215
   2011                                                0.84                          0.86                       1,567,789
   2010                                                0.75                          0.84                       1,280,768
   2009                                                0.68                          0.75                       2.169,630
   2008                                                1.07                          0.68                       1,824,008
   2007                                                1.04                          1.07                         333,048

ALLIANZGI NFJ DIVIDEND VALUE FUND - R CLASS
  BAND 125
   2016                                              $ 1.17                        $ 1.33                         615,014
   2015                                                1.30                          1.17                       1,035,110
   2014                                                1.20                          1.30                       2,492,834
   2013                                                0.95                          1.20                       3,903,732
   2012                                                0.84                          0.95                       4,705,850
   2011                                                0.83                          0.84                       5,034,494
   2010                                                0.75                          0.83                       5,108,611
   2009                                                0.67                          0.75                       4,345,901
   2008                                                1.07                          0.67                        2,831.08
   2007                                                1.04                          1.07                         723,187

  BAND 100
   2016                                              $ 1.19                        $ 1.37                          54,120
   2015                                                1.32                          1.19                          56,322
   2014                                                1.22                          1.32                          54,112
   2013                                                0.96                          1.22                           4,286
   2012                                                0.86                          0.96                           4,286
   2011                                                0.84                          0.86                           5,942
   2010                                                0.75                          0.84                           4,286
   2009                                                0.67                          0.75                           4,230
   2008                                                1.07                          0.67                           4,142

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.31                         $ 1.51                           86,052
   2015                                                 1.44                           1.31                          195,145
   2014                                                 1.31                           1.44                          199,251
   2013                                                 1.02                           1.31                          198,794
   2012                                                 0.90                           1.02                          123,680
   2011                                                 0.88                           0.90                           88,685
   2010                                                 0.78                           0.88                          199,267
   2009                                                 0.69                           0.78                          256,696
   2008                                                 1.08                           0.69                           23,373

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                               $ 1.93                         $ 2.23                           55,558
   2015                                                 2.03                           1.93                          361,732
   2014                                                 1.89                           2.03                          408,060
   2013                                                 1.45                           1.89                          433,982
   2012                                                 1.27                           1.45                          530,617
   2011                                                 1.30                           1.27                          549,720
   2010                                                 1.09                           1.30                          557,619
   2009                                                 0.83                           1.09                          537,575
   2008                                                 1.40                           0.83                          563,395
   2007                                                 1.34                           1.40                          794,046

  BAND 0
   2016                                               $ 2.29                         $ 2.68                            2,557
   2015                                                 2.37                           2.29                            1,290
   2014                                                 2.18                           2.37                              124

ALLIANZGI NFJ MID-CAP VALUE FUND - R CLASS
  BAND 125
   2016                                               $ 1.94                         $ 2.23                           77,078
   2015                                                 2.04                           1.94                          123,477
   2014                                                 1.91                           2.04                          133,552
   2013                                                 1.47                           1.91                          207,887
   2012                                                 1.29                           1.47                          219,895
   2011                                                 1.33                           1.29                          151,351
   2010                                                 1.12                           1.33                           88,842
   2009                                                 0.85                           1.12                           34,461
   2008                                                 1.44                           0.85                           38,676

  BAND 100
   2016                                               $ 2.00                         $ 2.30                           82,847
   2015                                                 2.09                           2.00                           82,176
   2014                                                 1.96                           2.09                           93,882



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ SMALL-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                             $  1.39                       $ 1.69                       7,074,398
   2015                                                1.53                         1.39                       9,492,137
   2014                                                1.52                         1.53                      11,765,745
   2013                                                1.17                         1.52                      16,301,167
   2012                                                1.07                         1.17                      16,389,747
   2011                                                1.06                         1.07                      16,922,863
   2010                                                0.86                         1.06                      16,072,562
   2009                                                0.70                         0.86                      13.752,191
   2008                                                0.96                         0.70                        9,941.00
   2007                                                1.00 (05/24/07)              0.96                      10,075,000

  BAND 0
   2016                                             $  1.54                       $ 1.90                       1,519,423
   2015                                                1.68                         1.54                       1,662,202
   2014                                                1.65                         1.68                       1,699,913
   2013                                                1.25                         1.65                       2,107,484
   2012                                                1.14                         1.25                       2,175,030

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2016                                             $  2.49                       $ 3.02                       1,721,684
   2015                                                2.76                         2.49                       2,341,064
   2014                                                2.75                         2.76                       2,644,545
   2013                                                2.13                         2.75                       3,712,963
   2012                                                1.96                         2.13                       3,734,353
   2011                                                1.94                         1.96                       4,163,299
   2010                                                1.58                         1.94                       3,965,270
   2009                                                1.29                         1.58                       3.197,438
   2008                                                1.79                         1.29                       1,975,224
   2007                                                1.71                         1.79                       1.203,635

  BAND 100
   2016                                             $  2.57                       $ 3.12                          28,033
   2015                                                2.84                         2.57                          22,808
   2014                                                2.83                         2.84                          47,414
   2013                                                2.18                         2.83                          34,135
   2012                                                2.00                         2.18                          42,725
   2011                                                1.98                         2.00                          43,451
   2010                                                1.61                         1.98                          39,742
   2009                                                1.31                         1.61                          42,407
   2008                                                1.81                         1.31                          26,305
   2007                                                1.72                         1.81                          36,025

  BAND 50
   2016                                             $  2.73                       $ 3.33                         101,578
   2015                                                3.00                         2.73                         101,829
   2014                                                2.98                         3.00                         100,596
   2013                                                2.28                         2.98                          97,850
   2012                                                2.08                         2.28                          83,247
   2011                                                2.05                         2.08                          67,855
   2010                                                1.66                         2.05                          61,344
   2009                                                1.35                         1.66                           2,167

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 2.90                         $ 3.56                                -
   2015                                                 3.17                           2.90                           89,504
   2014                                                 3.13                           3.17                          334,334
   2013                                                 2.39                           3.13                          440,890
   2012                                                 2.17                           2.39                          501,965
   2011                                                 2.13                           2.17                          470,661
   2010                                                 1.71                           2.13                          502,235
   2009                                                 1.38                           1.71                          406,525
   2008                                                 1.88                           1.38                          275,153
   2007                                                 1.78                           1.88                          206,346

ALLIANZGI RETIREMENT 2020 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                               $ 1.06                         $ 1.12                          344,556
   2015                                                 1.10                           1.06                          331,034
   2014                                                 1.09                           1.10                          490,391
   2013                                                 1.06                           1.09                          493,899

ALLIANZGI RETIREMENT 2025 FUND - A CLASS
  BAND 125
   2016                                               $ 1.08                         $ 1.14                                -
   2015                                                 1.11                           1.08                            2,434
   2014                                                 1.10                           1.11                            2,813
   2013                                                 1.07                           1.10                                -

ALLIANZGI RETIREMENT 2025 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                               $ 1.08                         $ 1.15                           87,849
   2015                                                 1.11                           1.08                          129,095
   2014                                                 1.10                           1.11                           99,092
   2013                                                 1.07                           1.10                          330,274

ALLIANZGI RETIREMENT 2030 FUND - A CLASS
  BAND 125
   2016                                               $ 1.11                         $ 1.18                                -
   2015                                                 1.14                           1.11                           30,834
   2014                                                 1.14                           1.14                           14,982

ALLIANZGI RETIREMENT 2030 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                               $ 1.11                         $ 1.18                          332,297
   2015                                                 1.15                           1.11                          291,733
   2014                                                 1.14                           1.15                          183,963
   2013                                                 1.08                           1.14                          159,346

ALLIANZGI RETIREMENT 2035 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2016                                               $ 1.14                         $ 1.22                           90,118
   2015                                                 1.18                           1.14                           89,055
   2014                                                 1.18                           1.18                          192,148
   2013                                                 1.09                           1.18                          114,274



                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2040 FUND - A CLASS
  BAND 125
    2016                                            $ 1.17                          $  1.25                                 -
    2015                                              1.21                             1.17                             4,481
    2014                                              1.21                             1.21                             1,152

ALLIANZGI RETIREMENT 2040 FUND - ADMINISTRATIVE CLASS
  BAND 125
    2016                                            $ 1.17                          $  1.25                           240,050
    2015                                              1.21                             1.17                           208,981
    2014                                              1.21                             1.21                           167,475
    2013                                              1.09                             1.21                           184,530

ALLIANZGI RETIREMENT 2045 FUND - A CLASS
  BAND 125
    2016                                            $ 1.19                          $  1.28                                 -
    2015                                              1.23                             1.19                             1,589
    2014                                              1.23                             1.23                               938

ALLIANZGI RETIREMENT 2045 FUND - ADMINISTRATIVE CLASS
  BAND 125
    2016                                            $ 1.19                          $  1.28                           175,191
    2015                                              1.23                             1.19                           171,909
    2014                                              1.23                             1.23                           116,103
    2013                                              1.10                             1.23                           114,086

ALLIANZGI RETIREMENT 2050 FUND - A CLASS
  BAND 125
    2016                                            $ 1.20                          $  1.28                                 1
    2015                                              1.24                             1.20                             1,076
    2014                                              1.24                             1.24                               573
    2013                                              1.10                             1.24                               126

ALLIANZGI RETIREMENT 2050 FUND - ADMINISTRATIVE CLASS
  BAND 125
    2016                                            $ 1.20                          $  1.29                           157,214
    2015                                              1.24                             1.20                           153,189
    2014                                              1.24                             1.24                            33,618
    2013                                              1.10                             1.24                            27,854

ALLIANZGI RETIREMENT 2055 FUND - A CLASS
  BAND 125
    2016                                            $ 1.20                          $  1.28                                 -
    2015                                              1.24                             1.20                             1,128

ALLIANZGI RETIREMENT 2055 FUND - ADMINISTRATIVE CLASS
  BAND 125
    2016                                            $ 1.20                          $  1.29                            87,415
    2015                                              1.24                             1.20                            60,235
    2014                                              1.24                             1.24                             8,221
    2013                                              1.10                             1.24                             1,382



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY DISCIPLINED GROWTH FUND - A CLASS
  BAND 125
   2016                                             $  1.51                       $ 1.62                         575,651
   2015                                                1.56                         1.51                         647,864
   2014                                                1.40                         1.56                         456,631
   2013                                                1.41                         1.40                         307,109

AMERICAN CENTURY DISCIPLINED GROWTH FUND - INVESTOR CLASS
  BAND 125
   2016                                             $  1.53                       $ 1.64                       2,259,565
   2015                                                1.57                         1.53                       2,073,002
   2014                                                1.41                         1.57                       1,178,343
   2013                                                1.06                         1.41                       1,186,684
   2012                                                1.00 (05/24/12)              1.06                         145,131

  BAND 0
   2016                                             $  1.60                       $ 1.73                          17,385
   2015                                                1.62                         1.60                          12,907
   2014                                                1.43                         1.62                             403

AMERICAN CENTURY DIVERSIFIED BOND FUND - A CLASS
  BAND 125
   2016                                             $  1.11                       $ 1.12                         199,107
   2015                                                1.12                         1.11                         171,555
   2014                                                1.08                         1.12                          85,430
   2013                                                1.12                         1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

  BAND 100
   2016                                             $  1.12                       $ 1.14                         177,164
   2015                                                1.14                         1.12                         105,825
   2014                                                1.09                         1.14                          65,721

AMERICAN CENTURY EMERGING MARKETS - A CLASS
  BAND 125
   2016                                             $  1.02                       $ 1.08                          30,596
   2015                                                1.13                         1.02                          24,372
   2014                                                1.16                         1.13                           4,635
   2013                                                1.18                         1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361
   2008                                                1.61                         0.64                         153,957
   2007                                                1.14                         1.61                          17,960



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EMERGING MARKETS - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.04                         $ 1.11                            56,098
   2015                                                 1.15                           1.04                            30,750
   2014                                                 1.18                           1.15                            24,075
   2013                                                 1.19                           1.18                            19,196
   2012                                                 0.97                           1.19                            15,415
   2011                                                 1.25                           0.97                           236,549
   2010                                                 1.07                           1.25                           264,393
   2009                                                 0.64                           1.07                           236,983
   2008                                                 1.62                           0.64                           192,102
   2007                                                 1.14                           1.62                           115,119

AMERICAN CENTURY EQUITY GROWTH - A CLASS
  BAND 125
   2016                                               $ 1.94                         $ 2.11                         1,425,038
   2015                                                 2.06                           1.94                         2,067,024
   2014                                                 1.84                           2.06                         2,192,641
   2013                                                 1.41                           1.84                         2,242,594
   2012                                                 1.23                           1.41                         1,569,899
   2011                                                 1.20                           1.23                           694,379
   2010                                                 1.06                           1.20                           998,026
   2009                                                 0.90                           1.06                           894,480
   2008                                                 1.39                           0.90                           747,704

  BAND 100
   2016                                               $ 2.00                         $ 2.17                           132,770
   2015                                                 2.11                           2.00                           168,791
   2014                                                 1.89                           2.11                           189,940
   2013                                                 1.44                           1.89                               374

  BAND 50
   2016                                               $ 2.12                         $ 2.31                             4,229
   2015                                                 2.23                           2.12                             5,887
   2014                                                 1.98                           2.23                             7,622

  BAND 0
   2016                                               $ 2.25                         $ 2.47                                 -
   2015                                                 2.35                           2.25                           214,210
   2014                                                 2.08                           2.35                           226,301
   2013                                                 1.57                           2.08                            69,360

AMERICAN CENTURY EQUITY GROWTH - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.00                         $ 1.08                            79,217
   2015                                                 1.05                           1.00                            64,034



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EQUITY INCOME - A CLASS
  BAND 125
   2016                                             $ 2.30                        $ 2.71                      2,826,964
   2015                                               2.32                          2.30                      2,649,193
   2014                                               2.10                          2.32                      3,708,484
   2013                                               1.78                          2.10                      5,815,815
   2012                                               1.62                          1.78                      6,060,214
   2011                                               1.59                          1.62                      5,642,379
   2010                                               1.42                          1.59                       3,861.06
   2009                                               1.29                          1.42                      2,802,229
   2008                                               1.63                          1.29                        972,858
   2007                                               1.63                          1.63                        663,523

  BAND 100
   2016                                             $ 2.37                        $ 2.80                        773,212
   2015                                               2.39                          2.37                        709,966
   2014                                               2.15                          2.39                        834,406
   2013                                               1.82                          2.15                         26,409
   2012                                               1.66                          1.82                         37,474
   2011                                               1.62                          1.66                         35,841
   2010                                               1.45                          1.62                         33,410
   2009                                               1.31                          1.45                         29,989
   2008                                               1.65                          1.31                         26,671

  BAND 50
   2016                                             $ 2.52                        $ 2.99                         83,579
   2015                                               2.53                          2.52                         89,499
   2014                                               2.27                          2.53                         99,287
   2013                                               1.91                          2.27                        103,482
   2012                                               1.73                          1.91                        113,125
   2011                                               1.68                          1.73                        122,045
   2010                                               1.49                          1.68                         35,871

  BAND 0
   2016                                             $ 2.70                        $ 3.22                         28,865
   2015                                               2.69                          2.70                        373,116
   2014                                               2.40                          2.69                        378,353
   2013                                               2.01                          2.40                        395,202
   2012                                               1.81                          2.01                        511,858
   2011                                               1.75                          1.81                        439,651
   2010                                               1.55                          1.75                        133,996
   2009                                               1.38                          1.55                         46,405
   2008                                               1.73                          1.38                         85,200

AMERICAN CENTURY EQUITY INCOME - INVESTOR CLASS
  BAND 125
   2016                                             $ 2.47                        $ 2.92                      2,893,998
   2015                                               2.49                          2.47                      3,644,380
   2014                                               2.24                          2.49                      4,793,150
   2013                                               1.90                          2.24                      5,165,356
   2012                                               1.73                          1.90                      4,836,885
   2011                                               1.69                          1.73                      4,822,696
   2010                                               1.51                          1.69                      3,533,917
   2009                                               1.36                          1.51                      2,744,993
   2008                                               1.72                          1.36                      2,006,050
   2007                                               1.71                          1.72                      2,005,699

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 2.97                         $ 3.55                                 -
   2015                                                 2.96                           2.97                         1,564,716
   2014                                                 2.63                           2.96                         1,618,644
   2013                                                 2.20                           2.63                         1,806,724
   2012                                                 1.97                           2.20                         1,872,980
   2011                                                 1.91                           1.97                         1,873,837
   2010                                                 1.68                           1.91                         1,885,419
   2009                                                 1.50                           1.68                                 -
   2008                                                 1.87                           1.50                             4,146

AMERICAN CENTURY GINNIE MAE - A CLASS
  BAND 125
   2016                                               $ 1.35                         $ 1.35                         1,244,843
   2015                                                 1.36                           1.35                         1,848,001
   2014                                                 1.32                           1.36                         6,369,142
   2013                                                 1.37                           1.32                         6,452,517
   2012                                                 1.36                           1.37                         1,807,359
   2011                                                 1.29                           1.36                         4,677,679
   2010                                                 1.23                           1.29                           971,516
   2009                                                 1.18                           1.23                           901,832
   2008                                                 1.12                           1.18                           561,933
   2007                                                 1.07                           1.12                           419,553

  BAND 100
   2016                                               $ 1.40                         $ 1.39                           128,621
   2015                                                 1.40                           1.40                           167,782
   2014                                                 1.35                           1.40                            97,771

  BAND 0
   2016                                               $ 1.58                         $ 1.59                            37,639
   2015                                                 1.57                           1.58                            28,214
   2014                                                 1.50                           1.57                           493,562
   2013                                                 1.54                           1.50                           492,614
   2012                                                 1.51                           1.54                             2,890
   2011                                                 1.41                           1.51                           340,804

AMERICAN CENTURY GROWTH - A CLASS
  BAND 125
   2016                                               $ 2.23                         $ 2.28                           834,869
   2015                                                 2.16                           2.23                         1,119,744
   2014                                                 1.97                           2.16                         1,606,349
   2013                                                 1.55                           1.97                         2,473,954
   2012                                                 1.38                           1.55                         2,715,913
   2011                                                 1.41                           1.38                         1,701,488
   2010                                                 1.22                           1.41                           606,608
   2009                                                 0.90                           1.22                           500,475
   2008                                                 1.39                           0.90                           747,740
   2007                                                 1.37                           1.39                           738,860

  BAND 100
   2016                                               $ 2.29                         $ 2.36                           380,422
   2015                                                 2.22                           2.29                           348,106
   2014                                                 2.02                           2.22                           312,614
   2013                                                 1.58                           2.02                            15,065
   2012                                                 1.41                           1.58                            14,382

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 2.59                         $ 2.69                                 -
   2015                                                 2.49                           2.59                            33,673
   2014                                                 2.24                           2.49                            36,575
   2013                                                 1.74                           2.24                           101,761
   2012                                                 1.53                           1.74                           192,746
   2011                                                 1.55                           1.53                           192,413
   2010                                                 1.32                           1.55                            14,472

AMERICAN CENTURY HERITAGE - A CLASS
  BAND 125
   2016                                               $ 3.51                         $ 3.57                         1,954,662
   2015                                                 3.50                           3.51                         2,815,986
   2014                                                 3.28                           3.50                         3,441,252
   2013                                                 2.54                           3.28                         5,922,700
   2012                                                 2.22                           2.54                         6,686,055
   2011                                                 2.42                           2.22                         6,474,446
   2010                                                 1.87                           2.42                         5,699,687
   2009                                                 1.39                           1.87                         4,444,448
   2008                                                 2.61                           1.39                         2,943,496
   2007                                                 1.82                           2.61                         1,926,364

  BAND 100
   2016                                               $ 3.62                         $ 3.69                           161,479
   2015                                                 3.60                           3.62                           203,993
   2014                                                 3.37                           3.60                           180,292

  BAND 50
   2016                                               $ 3.85                         $ 3.94                           236,840
   2015                                                 3.80                           3.85                           202,318
   2014                                                 3.54                           3.80                           203,273
   2013                                                 2.73                           3.54                           241,148
   2012                                                 2.37                           2.73                           216,842
   2011                                                 2.55                           2.37                           222,417
   2010                                                 1.96                           2.55                           174,847
   2009                                                 1.44                           1.96                           123,771
   2008                                                 2.70                           1.44                           105,549
   2007                                                 1.86                           2.70                            61,100

  BAND 0
   2016                                               $ 4.12                         $ 4.25                            39,014
   2015                                                 4.06                           4.12                            92,799
   2014                                                 3.76                           4.06                           179,133
   2013                                                 2.88                           3.76                           418,029
   2012                                                 2.49                           2.88                           751,167
   2011                                                 2.67                           2.49                           709,960
   2010                                                 2.04                           2.67                           655,065
   2009                                                 1.49                           2.04                           558,045
   2008                                                 2.78                           1.49                           337,679
   2007                                                 1.91                           2.78                           267,929

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY HERITAGE - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.10                       $  1.12                      3,262,989
   2015                                                1.09                          1.10                      3,195,940
   2014                                                1.02                          1.09                      2,271,821
   2013                                                1.00 (11/21/13)               1.02                      2,473,758

AMERICAN CENTURY INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.71                       $  1.91                      2,907,536
   2015                                                1.83                          1.71                        803,564
   2014                                                1.65                          1.83                        121,021
   2013                                                1.23                          1.65                        134,226
   2012                                                1.09                          1.23                        123,860
   2011                                                1.07                          1.09                        117,842
   2010                                                0.95                          1.07                        164,703
   2009                                                0.81                          0.95                        180,086
   2008                                                1.23                          0.81                        204,711
   2007                                                1.28                          1.23                        258,269

AMERICAN CENTURY INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2016                                              $ 1.30                       $  1.34                      3,526,704
   2015                                                1.35                          1.30                      3,763,859
   2014                                                1.34                          1.35                      5,056,586
   2013                                                1.49                          1.34                      7,829,612
   2012                                                1.42                          1.49                     11,157,414
   2011                                                1.28                          1.42                      9,944,906
   2010                                                1.23                          1.28                      8,637,587
   2009                                                1.13                          1.23                      5.338,600
   2008                                                1.16                          1.13                      4,343,960
   2007                                                1.06                          1.16                      2,220,551

  BAND 100
   2016                                              $ 1.34                       $  1.39                        191,698
   2015                                                1.39                          1.34                        269,461
   2014                                                1.37                          1.39                        230,175
   2013                                                1.53                          1.37                         37,741
   2012                                                1.45                          1.53                         89,343
   2011                                                1.30                          1.45                         76,567
   2010                                                1.25                          1.30                         71,810
   2009                                                1.14                          1.25                         62,406
   2008                                                1.17                          1.14                        199,768
   2007                                                1.07                          1.17                         69,409

  BAND 0
   2016                                              $ 1.51                       $  1.57                              -
   2015                                                1.54                          1.51                        415,753
   2014                                                1.51                          1.54                        451,270
   2013                                                1.66                          1.51                        938,452
   2012                                                1.56                          1.66                      1,628,420
   2011                                                1.39                          1.56                        394,677
   2010                                                1.32                          1.39                        389,191
   2009                                                1.19                          1.32                        294,106
   2008                                                1.21                          1.19                        146,929
   2007                                                1.09                          1.21                         27,558

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL BOND - A CLASS
  BAND 125
   2016                                               $ 0.88                         $ 0.87                               847
   2015                                                 0.96                           0.88                               814
   2014                                                 1.00                           0.96                               669
   2013                                                 1.07                           1.00                               668
   2012                                                 1.04                           1.07                               430
   2011                                                 1.00                           1.04                                 -
   2010                                                 1.01                           1.00                               787

AMERICAN CENTURY INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2016                                               $ 0.89                         $ 0.88                               458
   2015                                                 0.97                           0.89                               354
   2014                                                 1.01                           0.97                               197
   2013                                                 1.08                           1.01                           137,227
   2012                                                 1.05                           1.08                            93,558
   2011                                                 1.01                           1.05                                69
   2010                                                 1.01                           1.01                                 9

AMERICAN CENTURY INTERNATIONAL DISCOVERY - A CLASS
  BAND 125
   2016                                               $ 0.82                         $ 0.76                            26,625
   2015                                                 0.78                           0.82                            27,082
   2014                                                 0.84                           0.78                            26,210
   2013                                                 0.66                           0.84                            93,879
   2012                                                 0.58                           0.66                           152,407
   2011                                                 0.71                           0.58                           239,843
   2010                                                 0.60                           0.71                           241,002
   2009                                                 0.45                           0.60                           183,596
   2008                                                 0.96                           0.45                           101,975

AMERICAN CENTURY INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
   2016                                               $ 0.83                         $ 0.78                                 -
   2015                                                 0.79                           0.83                                 -
   2014                                                 0.86                           0.79                                 -
   2013                                                 0.67                           0.86                                 -
   2012                                                 0.59                           0.67                                 -
   2011                                                 0.72                           0.59                             5,323
   2010                                                 0.60                           0.72                             1,785
   2009                                                 0.45                           0.60                             1,144
   2008                                                 0.96                           0.45                               333

AMERICAN CENTURY INTERNATIONAL GROWTH - A CLASS
  BAND 125
   2016                                               $ 2.22                         $ 2.06                           319,908
   2015                                                 2.24                           2.22                           254,488
   2014                                                 2.40                           2.24                           160,819
   2013                                                 1.98                           2.40                           261,027
   2012                                                 1.65                           1.98                           230,938
   2011                                                 1.90                           1.65                           201,409
   2010                                                 1.69                           1.90                           165,357
   2009                                                 1.28                           1.69                           142,053
   2008                                                 2.38                           1.28                            82,938
   2007                                                 2.06                           2.38                           141,843

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 2.29                         $ 2.13                            73,285
   2015                                                 2.30                           2.29                            69,163
   2014                                                 2.46                           2.30                            84,469
   2013                                                 2.03                           2.46                               135

AMERICAN CENTURY INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2016                                               $ 2.86                         $ 2.66                         1,405,319
   2015                                                 2.88                           2.86                         1,069,785
   2014                                                 3.08                           2.88                         1,159,902
   2013                                                 2.54                           3.08                           830,889
   2012                                                 2.11                           2.54                           849,168
   2011                                                 2.42                           2.11                           847,501
   2010                                                 2.16                           2.42                           840,927
   2009                                                 1.63                           2.16                           682,917
   2008                                                 3.01                           1.63                           589,391
   2007                                                 2.60                           3.01                           555,930

AMERICAN CENTURY LARGE COMPANY VALUE - A CLASS
  BAND 125
   2016                                               $ 2.14                         $ 2.43                           479,213
   2015                                                 2.26                           2.14                           533,873
   2014                                                 2.03                           2.26                           450,871
   2013                                                 1.57                           2.03                           545,460
   2012                                                 1.37                           1.57                           513,770
   2011                                                 1.37                           1.37                           785,241
   2010                                                 1.25                           1.37                         1,188,853
   2009                                                 1.05                           1.25                         1,235,965
   2008                                                 1.70                           1.05                         1,365,605
   2007                                                 1.75                           1.70                         1,337,667

  BAND 100
   2016                                               $ 2.21                         $ 2.52                            43,909
   2015                                                 2.32                           2.21                            73,751
   2014                                                 2.08                           2.32                            68,605

  BAND 0
   2016                                               $ 2.53                         $ 2.91                           171,170
   2015                                                 2.64                           2.53                           167,001
   2014                                                 2.34                           2.64                           161,733
   2013                                                 1.79                           2.34                           154,658
   2012                                                 1.54                           1.79                            67,476
   2011                                                 1.52                           1.54                           423,275
   2010                                                 1.37                           1.52                           419,858
   2009                                                 1.14                           1.37                           366,693
   2008                                                 1.82                           1.14                           274,192
   2007                                                 1.85                           1.82                           223,327

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY MID CAP VALUE FUND - A CLASS
  BAND 125
   2016                                              $ 2.48                       $  3.00                      2,518,588
   2015                                                2.56                          2.48                      2,284,729
   2014                                                2.23                          2.56                      2,611,195
   2013                                                1.74                          2.23                      2,446,738
   2012                                                1.52                          1.74                      1,179,331
   2011                                                1.55                          1.52                        688,606
   2010                                                1.32                          1.55                         77,429
   2009                                                1.03                          1.32                         59,773

  BAND 0
   2016                                              $ 2.71                       $  3.32                        243,698
   2015                                                2.76                          2.71                        207,737
   2014                                                2.38                          2.76                         92,488
   2013                                                1.83                          2.38                         77,581
   2012                                                1.58                          1.83                         40,933
   2011                                                1.59                          1.58                         36,024
   2010                                                1.34                          1.59                          6,327

AMERICAN CENTURY MID CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2016                                              $ 2.52                       $  3.06                     15,403,986
   2015                                                2.60                          2.52                     11,115,170
   2014                                                2.26                          2.60                      4,488,267
   2013                                                1.76                          2.26                      3,152,479
   2012                                                1.53                          1.76                      1,828,315
   2011                                                1.56                          1.53                      1,064,186
   2010                                                1.32                          1.56                        615,122
   2009                                                1.03                          1.32                        108,435

  BAND 0
   2016                                              $ 2.76                       $  3.39                      1,583,243
   2015                                                2.80                          2.76                        920,007
   2014                                                2.41                          2.80                        828,620
   2013                                                1.85                          2.41                      1,190,018
   2012                                                1.59                          1.85                      1,212,406

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - A CLASS
  BAND 125
   2016                                              $ 1.63                       $  1.70                     19,405,480
   2015                                                1.68                          1.63                     19,234,577
   2014                                                1.60                          1.68                     19,134,561
   2013                                                1.44                          1.60                     19,622,590
   2012                                                1.32                          1.44                     11,819,175
   2011                                                1.30                          1.32                      6,921,485
   2010                                                1.18                          1.30                      3,624,796
   2009                                                1.00 (05/01/09)               1.18                      1,640,323

  BAND 100
   2016                                              $ 1.66                       $  1.74                      2,291,223
   2015                                                1.70                          1.66                      2,301,200
   2014                                                1.62                          1.70                      1,881,940



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 1.77                       $  1.87                        628,147
   2015                                                1.80                          1.77                        597,874
   2014                                                1.70                          1.80                      1,560,915
   2013                                                1.51                          1.70                      1,458,362
   2012                                                1.36                          1.51                      1,607,851
   2011                                                1.33                          1.36                        407,867
   2010                                                1.19                          1.33                        706,836

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.66                       $  1.74                     33,629,804
   2015                                                1.71                          1.66                     29,399,808
   2014                                                1.62                          1.71                     21,709,581
   2013                                                1.46                          1.62                     21,625,486
   2012                                                1.32                          1.46                      9,553,542
   2011                                                1.31                          1.32                      6,448,379
   2010                                                1.18                          1.31                      3,499,128

  BAND 0
   2016                                              $ 1.80                       $  1.91                      3,178,588
   2015                                                1.83                          1.80                      4,163,549
   2014                                                1.72                          1.83                      4,445,030
   2013                                                1.52                          1.72                      4,199,711
   2012                                                1.37                          1.52                      1,109,395
   2011                                                1.33                          1.37                        837,155
   2010                                                1.19                          1.33                        414,566

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - A CLASS
  BAND 125
   2016                                              $ 1.69                       $  1.77                     19,323,437
   2015                                                1.74                          1.69                     20,251,718
   2014                                                1.65                          1.74                     19,473,345
   2013                                                1.47                          1.65                     18,437,776
   2012                                                1.33                          1.47                     12,981,683
   2011                                                1.33                          1.33                      7,831,506
   2010                                                1.20                          1.33                      3,897,760
   2009                                                1.00 (05/01/09)               1.20                      1,218,992

  BAND 100
   2016                                              $ 1.72                       $  1.80                      2,435,967
   2015                                                1.76                          1.72                      2,179,040
   2014                                                1.67                          1.76                      1,552,305

  BAND 0
   2016                                              $ 1.83                       $  1.95                        706,966
   2015                                                1.87                          1.83                        663,026
   2014                                                1.75                          1.87                        912,981
   2013                                                1.54                          1.75                        844,708
   2012                                                1.38                          1.54                        811,873
   2011                                                1.36                          1.38                        475,952
   2010                                                1.21                          1.36                        416,007

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.72                       $  1.80                     20,970,258
   2015                                                1.76                          1.72                     18,043,815
   2014                                                1.67                          1.76                     14,593,911
   2013                                                1.48                          1.67                     13,096,427
   2012                                                1.34                          1.48                      7,868,145
   2011                                                1.33                          1.34                      5,098,654
   2010                                                1.20                          1.33                      3,517,307
   2009                                                1.00 (05/01/09)               1.20                         31,934

  BAND 0
   2016                                              $ 1.87                       $  1.98                        821,435
   2015                                                1.89                          1.87                      2,456,756
   2014                                                1.77                          1.89                      1,917,941
   2013                                                1.55                          1.77                      1,632,244
   2012                                                1.39                          1.55                      1,298,170
   2011                                                1.36                          1.39                        891,632
   2010                                                1.21                          1.36                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - A CLASS
  BAND 125
   2016                                              $ 1.76                       $  1.84                     16,134,619
   2015                                                1.81                          1.76                     17,019,365
   2014                                                1.71                          1.81                     17,417,685
   2013                                                1.50                          1.71                     15,464,599
   2012                                                1.35                          1.50                      9,921,337
   2011                                                1.35                          1.35                      6,029,404
   2010                                                1.21                          1.35                      3,505,132
   2009                                                1.00 (05/01/09)               1.21                      1,108,217

  BAND 100
   2016                                              $ 1.78                       $  1.87                      1,835,751
   2015                                                1.83                          1.78                      1,629,273
   2014                                                1.73                          1.83                      1,468,834
   2013                                                1.51                          1.73                            179

  BAND 0
   2016                                              $ 1.91                       $  2.02                        148,278
   2015                                                1.94                          1.91                        157,554
   2014                                                1.81                          1.94                      1,038,047
   2013                                                1.57                          1.81                      1,012,164
   2012                                                1.39                          1.57                      1,022,666
   2011                                                1.38                          1.39                        109,663
   2010                                                1.22                          1.38                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.79                       $  1.88                     23,068,804
   2015                                                1.83                          1.79                     19,265,765
   2014                                                1.73                          1.83                     13,458,488
   2013                                                1.51                          1.73                     13,610,639
   2012                                                1.36                          1.51                      6,850,132
   2011                                                1.36                          1.36                      4,394,880
   2010                                                1.22                          1.36                      2,261,026

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 1.94                       $  2.06                      2,225,512
   2015                                                1.97                          1.94                      3,464,348
   2014                                                1.83                          1.97                      3,134,088
   2013                                                1.58                          1.83                      2,882,260
   2012                                                1.40                          1.58                        856,511
   2011                                                1.39                          1.40                        642,417
   2010                                                1.23                          1.39                        390,699

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - A CLASS
  BAND 125
   2016                                              $ 1.83                       $  1.93                     12,037,568
   2015                                                1.89                          1.83                     13,617,188
   2014                                                1.78                          1.89                     14,514,076
   2013                                                1.53                          1.78                     13,574,732
   2012                                                1.37                          1.53                      8,184,459
   2011                                                1.38                          1.37                      5,888,624
   2010                                                1.23                          1.38                      3,149,445
   2009                                                1.00 (05/01/09)               1.23                      1,125,320

  BAND 100
   2016                                              $ 1.87                       $  1.96                      1,044,835
   2015                                                1.91                          1.87                      1,050,414
   2014                                                1.80                          1.91                        734,974
   2013                                                1.55                          1.80                          2,017

  BAND 50
   2016                                              $ 1.93                       $  2.04                          2,628
   2015                                                1.97                          1.93                          2,572
   2014                                                1.84                          1.97                          2,592
   2013                                                1.57                          1.84                          3,673
   2012                                                1.40                          1.57                          3,521
   2011                                                1.40                          1.40                          3,238
   2010                                                1.24                          1.40                            793

  BAND 0
   2016                                              $ 1.99                       $  2.12                        160,813
   2015                                                2.03                          1.99                        164,024
   2014                                                1.89                          2.03                        358,981
   2013                                                1.60                          1.89                        360,093
   2012                                                1.42                          1.60                        369,760
   2011                                                1.41                          1.42                        176,108
   2010                                                1.24                          1.41                        131,553

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.87                       $  1.96                     16,423,828
   2015                                                1.91                          1.87                     13,985,737
   2014                                                1.80                          1.91                     11,304,145
   2013                                                1.55                          1.80                     10,096,993
   2012                                                1.38                          1.55                      6,071,280
   2011                                                1.39                          1.38                      3,738,218
   2010                                                1.23                          1.39                      1,713,746
   2009                                                1.00 (05/01/09)               1.23                          3,892

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 2.03                         $  2.16                          646,976
   2015                                                 2.05                            2.03                        2,217,946
   2014                                                 1.91                            2.05                        1,886,002
   2013                                                 1.62                            1.91                        1,344,058
   2012                                                 1.43                            1.62                          829,137
   2011                                                 1.42                            1.43                          569,856
   2010                                                 1.24                            1.42                          314,942

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - A CLASS
  BAND 125
   2016                                               $ 1.91                         $  2.01                       13,656,468
   2015                                                 1.97                            1.91                       13,600,263
   2014                                                 1.85                            1.97                       13,753,750
   2013                                                 1.57                            1.85                       11,560,264
   2012                                                 1.39                            1.57                        7,233,304
   2011                                                 1.41                            1.39                        4,146,440
   2010                                                 1.25                            1.41                        2,352,543
   2009                                                 1.00 (05/01/09)                 1.25                          559,321

  BAND 100
   2016                                               $ 1.94                         $  2.05                        1,192,045
   2015                                                 1.99                            1.94                        1,012,543
   2014                                                 1.87                            1.99                          879,925
   2013                                                 1.58                            1.87                            3,847
   2012                                                 1.40                            1.58                            1,120

  BAND 0
   2016                                               $ 2.08                         $  2.21                          199,817
   2015                                                 2.11                            2.08                          213,568
   2014                                                 1.96                            2.11                        1,089,013
   2013                                                 1.64                            1.96                        1,144,563
   2012                                                 1.44                            1.64                        1,183,708
   2011                                                 1.44                            1.44                          153,824
   2010                                                 1.26                            1.44                          281,155

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.94                         $  2.05                       18,264,054
   2015                                                 1.99                            1.94                       15,378,975
   2014                                                 1.87                            1.99                       11,448,404
   2013                                                 1.58                            1.87                       10,982,872
   2012                                                 1.40                            1.58                        5,914,245
   2011                                                 1.42                            1.40                        3,619,020
   2010                                                 1.25                            1.42                        1,559,523

  BAND 0
   2016                                               $ 2.11                         $  2.25                        1,797,709
   2015                                                 2.14                            2.11                        2,862,837
   2014                                                 1.98                            2.14                        2,742,179
   2013                                                 1.65                            1.98                        2,448,121
   2012                                                 1.44                            1.65                          687,340
   2011                                                 1.45                            1.44                          488,754
   2010                                                 1.26                            1.45                          272,970

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - A CLASS
  BAND 125
   2016                                             $  1.95                       $ 2.06                       7,731,132
   2015                                                2.01                         1.95                       8,066,676
   2014                                                1.88                         2.01                       8,225,913
   2013                                                1.58                         1.88                       7,114,366
   2012                                                1.39                         1.58                       4,030,486
   2011                                                1.42                         1.39                       2,486,219
   2010                                                1.25                         1.42                       1,164,565
   2009                                                1.00 (05/01/09)              1.25                         355,157

  BAND 100
   2016                                             $  1.98                       $ 2.10                         764,782
   2015                                                2.04                         1.98                         635,697
   2014                                                1.90                         2.04                         509,425
   2013                                                1.59                         1.90                          14,620
   2012                                                1.40                         1.59                           2,715

  BAND 0
   2016                                             $  2.12                       $ 2.27                         203,447
   2015                                                2.16                         2.12                         206,726
   2014                                                1.99                         2.16                         372,373
   2013                                                1.65                         1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                             $  1.99                       $ 2.10                      10,782,713
   2015                                                2.04                         1.99                       8,549,706
   2014                                                1.91                         2.04                       6,617,545
   2013                                                1.59                         1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

  BAND 0
   2016                                             $  2.16                       $ 2.32                         524,997
   2015                                                2.19                         2.16                       1,097,743
   2014                                                2.02                         2.19                         866,380
   2013                                                1.67                         2.02                         757,750
   2012                                                1.45                         1.67                         489,432
   2011                                                1.46                         1.45                         339,694
   2010                                                1.27                         1.46                         188,028



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - A CLASS
  BAND 125
   2016                                             $ 1.98                        $ 2.09                      5,740,699
   2015                                               2.04                          1.98                      6,493,617
   2014                                               1.91                          2.04                      6,182,368
   2013                                               1.59                          1.91                      4,288,733
   2012                                               1.40                          1.59                      2,728,105
   2011                                               1.43                          1.40                      1,607,667
   2010                                               1.26                          1.43                        680,617
   2009                                               1.00 (05/01/09)               1.26                        257,861

  BAND 100
   2016                                             $ 2.01                        $ 2.13                        308,234
   2015                                               2.07                          2.01                        240,687
   2014                                               1.93                          2.07                        186,001

  BAND 0
   2016                                             $ 2.15                        $ 2.30                        131,415
   2015                                               2.19                          2.15                        150,046
   2014                                               2.02                          2.19                        401,566
   2013                                               1.67                          2.02                        424,966
   2012                                               1.45                          1.67                        395,452
   2011                                               1.46                          1.45                        124,534
   2010                                               1.27                          1.46                        112,315

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                             $ 2.01                        $ 2.13                      8,432,911
   2015                                               2.07                          2.01                      6,574,783
   2014                                               1.93                          2.07                      4,755,822
   2013                                               1.60                          1.93                      3,692,614
   2012                                               1.41                          1.60                      2,161,388
   2011                                               1.44                          1.41                      1,190,201
   2010                                               1.26                          1.44                        629,545

  BAND 0
   2016                                             $ 2.18                        $ 2.34                      1,770,471
   2015                                               2.22                          2.18                      2,311,181
   2014                                               2.04                          2.22                      2,076,371
   2013                                               1.68                          2.04                      1,900,887
   2012                                               1.46                          1.68                        315,629
   2011                                               1.47                          1.46                        227,082
   2010                                               1.27                          1.47                        127,230

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - A CLASS
  BAND 125
   2016                                             $ 1.32                        $ 1.40                      4,051,132
   2015                                               1.36                          1.32                      3,669,239
   2014                                               1.27                          1.36                      2,407,473
   2013                                               1.06                          1.27                      1,223,350
   2012                                               0.93                          1.06                        473,815
   2011                                               1.00 (04/01/11)               0.93                         94,061

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                             $  1.34                       $ 1.42                          16,780
   2015                                                1.38                         1.34                          18,255
   2014                                                1.28                         1.38                          22,365

  BAND 0
   2016                                             $  1.40                       $ 1.50                           3,508
   2015                                                1.43                         1.40                           1,255
   2014                                                1.32                         1.43                          61,616
   2013                                                1.08                         1.32                          30,152
   2012                                                0.94                         1.08                           9,773

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                             $  1.34                       $ 1.42                       4,728,681
   2015                                                1.38                         1.34                       2,637,236
   2014                                                1.28                         1.38                       1,302,001
   2013                                                1.06                         1.28                         661,085
   2012                                                0.93                         1.06                         183,967
   2011                                                1.00 (04/01/11)              0.93                          16,185

  BAND 0
   2016                                             $  1.42                       $ 1.53                         644,898
   2015                                                1.44                         1.42                         796,764
   2014                                                1.33                         1.44                         285,373
   2013                                                1.09                         1.33                          50,166
   2012                                                0.94                         1.09                           8,264
   2011                                                1.00 (04/01/11)              0.94                           1,528

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - A CLASS
  BAND 125
   2016                                             $  1.00 (05/12/16)            $ 1.06                         396,717

AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                             $  1.00 (05/12/16)            $ 1.07                         103,021

  BAND 0
   2016                                             $  1.00 (05/12/16)            $ 1.07                         191,155

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - A CLASS
  BAND 125
   2016                                             $  1.53                       $ 1.60                      11,208,717
   2015                                                1.58                         1.53                      17,101,479
   2014                                                1.51                         1.58                       2,738,548
   2013                                                1.38                         1.51                       2,969,030
   2012                                                1.27                         1.38                       1,789,186
   2011                                                1.25                         1.27                         861,482
   2010                                                1.15                         1.25                         386,601
   2009                                                1.00 (05/01/09)              1.15                          35,426

  BAND 100
   2016                                             $  1.56                       $ 1.63                       2,092,032
   2015                                                1.61                         1.56                       2,468,230
   2014                                                1.53                         1.61                         379,462
   2013                                                1.39                         1.53                           4,492

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.67                         $ 1.76                           126,787
   2015                                                 1.70                           1.67                           118,250
   2014                                                 1.60                           1.70                           342,413
   2013                                                 1.45                           1.60                           337,595
   2012                                                 1.32                           1.45                           362,961

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.56                         $ 1.63                         9,191,500
   2015                                                 1.60                           1.56                        10,159,021
   2014                                                 1.53                           1.60                         1,863,172
   2013                                                 1.39                           1.53                         3,090,764
   2012                                                 1.28                           1.39                         1,791,943
   2011                                                 1.25                           1.28                         1,726,001
   2010                                                 1.15                           1.25                           394,579

  BAND 0
   2016                                               $ 1.69                         $ 1.79                           548,989
   2015                                                 1.72                           1.69                         1,968,488
   2014                                                 1.62                           1.72                           652,180
   2013                                                 1.46                           1.62                           655,259
   2012                                                 1.32                           1.46                            23,704
   2011                                                 1.28                           1.32                            14,095
   2010                                                 1.16                           1.28                             3,832

AMERICAN CENTURY REAL ESTATE - A CLASS
  BAND 125
   2016                                               $ 3.03                         $ 3.16                           619,211
   2015                                                 2.99                           3.03                           652,189
   2014                                                 2.34                           2.99                           751,004
   2013                                                 2.35                           2.34                         1,383,929
   2012                                                 2.03                           2.35                         1,259,227
   2011                                                 1.84                           2.03                           748,646
   2010                                                 1.45                           1.84                         1,061,530
   2009                                                 1.16                           1.45                           860,977
   2008                                                 2.08                           1.16                           644,022
   2007                                                 2.51                           2.08                           514,912

  BAND 100
   2016                                               $ 3.13                         $ 3.26                            12,882
   2015                                                 3.08                           3.13                             1,109
   2014                                                 2.41                           3.08                             5,536
   2013                                                 2.41                           2.41                               747
   2012                                                 2.07                           2.41                               362



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 3.57                       $  3.76                          3,527
   2015                                                3.48                          3.57                          3,057
   2014                                                2.69                          3.48                          1,096
   2013                                                2.67                          2.69                        291,549
   2012                                                2.27                          2.67                        285,194
   2011                                                2.04                          2.27                        128,262
   2010                                                1.59                          2.04                        289,416
   2009                                                1.25                          1.59                        280,215
   2008                                                2.22                          1.25                        216,210
   2007                                                2.64                          2.22                        142,257

AMERICAN CENTURY REAL ESTATE - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.27                       $  1.32                      1,834,694
   2015                                                1.25                          1.27                      2,508,859
   2014                                                0.97                          1.25                      2,259,305
   2013                                                0.97                          0.97                      7,456,347
   2012                                                0.84                          0.97                      7,452,986
   2011                                                0.76                          0.84                        993,413
   2010                                                0.60                          0.76                      1,217,601
   2009                                                0.48                          0.60                      1,143,716
   2008                                                0.85                          0.48                      1,660,372
   2007                                                1.00 (05/24/07)               0.85                      1,106,259

AMERICAN CENTURY SELECT - A CLASS
  BAND 125
   2016                                              $ 1.87                       $  1.94                         60,916
   2015                                                1.76                          1.87                        103,626
   2014                                                1.62                          1.76                        152,107
   2013                                                1.26                          1.62                        203,656
   2012                                                1.11                          1.26                        257,214
   2011                                                1.12                          1.11                         84,500
   2010                                                0.99                          1.12                         96,328
   2009                                                0.74                          0.99                         93,810
   2008                                                1.25                          0.74                         71,559
   2007                                                1.06                          1.25                         89,918

  BAND 100
   2016                                              $ 1.92                       $  2.00                         83,426
   2015                                                1.81                          1.92                         70,118
   2014                                                1.66                          1.81                         38,391

AMERICAN CENTURY SELECT - INVESTOR CLASS
  BAND 125
   2016                                              $ 3.72                       $  3.87                         22,420
   2015                                                3.49                          3.72                         26,399
   2014                                                3.20                          3.49                         25,564
   2013                                                2.49                          3.20                         27,636
   2012                                                2.20                          2.49                         24,322
   2011                                                2.19                          2.20                         14,460
   2010                                                1.94                          2.19                         15,330
   2009                                                1.46                          1.94                         15,022
   2008                                                2.44                          1.46                         13,636
   2007                                                2.03                          2.44                          1,279

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL CAP GROWTH - A CLASS
  BAND 125
   2016                                               $ 2.14                         $ 2.33                          374,806
   2015                                                 2.26                           2.14                          364,372
   2014                                                 2.18                           2.26                          425,444
   2013                                                 1.57                           2.18                          584,467
   2012                                                 1.39                           1.57                          538,411
   2011                                                 1.49                           1.39                          568,575
   2010                                                 1.16                           1.49                          718,176
   2009                                                 0.94                           1.16                          475,028
   2008                                                 1.65                           0.94                          463,450
   2007                                                 1.35                           1.65                          219,861

  BAND 100
   2016                                               $ 2.20                         $ 2.41                           76,153
   2015                                                 2.32                           2.20                           92,447
   2014                                                 2.23                           2.32                           53,859
   2013                                                 1.60                           2.23                               42
   2012                                                 1.42                           1.60                                -
   2011                                                 1.51                           1.42                            1,289
   2010                                                 1.18                           1.51                            1,200
   2009                                                 0.95                           1.18                              914
   2008                                                 1.67                           0.95                              579

AMERICAN CENTURY SMALL CAP VALUE - A CLASS
  BAND 125
   2016                                               $ 3.19                         $ 3.96                          401,764
   2015                                                 3.33                           3.19                          548,981
   2014                                                 3.23                           3.33                          562,365
   2013                                                 2.43                           3.23                          529,649
   2012                                                 2.12                           2.43                          443,215
   2011                                                 2.30                           2.12                          350,672
   2010                                                 1.89                           2.30                          251,731
   2009                                                 1.38                           1.89                          138,759
   2008                                                 1.93                           1.38                           90,831
   2007                                                 2.02                           1.93                           74,618

  BAND 50
   2016                                               $ 3.50                         $ 4.37                           36,433
   2015                                                 3.62                           3.50                           38,761
   2014                                                 3.49                           3.62                           39,214
   2013                                                 2.61                           3.49                           39,867
   2012                                                 2.25                           2.61                           42,864
   2011                                                 2.43                           2.25                           42,889
   2010                                                 1.98                           2.43                            7,942

  BAND 0
   2016                                               $ 3.74                         $ 4.70                           82,280
   2015                                                 3.85                           3.74                           57,115
   2014                                                 3.70                           3.85                          218,602
   2013                                                 2.75                           3.70                           63,318
   2012                                                 2.36                           2.75                           60,448
   2011                                                 2.54                           2.36                           55,001
   2010                                                 2.05                           2.54                            7,968

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL CAP VALUE - INVESTOR CLASS
  BAND 125
    2016                                            $ 3.45                          $ 4.29                         2,193,675
    2015                                              3.59                            3.45                         2,806,645
    2014                                              3.48                            3.59                         4,216,181
    2013                                              2.61                            3.48                         4,625,368
    2012                                              2.27                            2.61                         4,394,657
    2011                                              2.46                            2.27                         4,503,943
    2010                                              2.01                            2.46                         4,498,490
    2009                                              1.47                            2.01                         3,896,716
    2008                                              2.05                            1.47                         3,748,913
    2007                                              2.13                            2.05                         3,912,022

  BAND 0
    2016                                            $ 4.15                          $ 5.23                                 -
    2015                                              4.26                            4.15                           224,444
    2014                                              4.08                            4.26                           239,660
    2013                                              3.03                            4.08                           229,979
    2012                                              2.59                            3.03                           218,774
    2011                                              2.78                            2.59                           210,246
    2010                                              1.01                            2.78                           154,247

AMERICAN CENTURY SMALL COMPANY - A CLASS
  BAND 125
    2016                                            $ 2.69                          $ 3.13                           561,474
    2015                                              2.89                            2.69                           499,759
    2014                                              2.77                            2.89                           447,634
    2013                                              1.96                            2.77                           437,031
    2012                                              1.75                            1.96                            68,671
    2011                                              1.79                            1.75                            52,786
    2010                                              1.43                            1.79                            63,724
    2009                                              1.20                            1.43                            65,186
    2008                                              1.97                            1.20                            53,554
    2007                                              2.13                            1.97                            45,071

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - A CLASS
  BAND 125
    2016                                            $ 2.28                          $ 2.39                         3,284,441
    2015                                              2.35                            2.28                         5,702,064
    2014                                              2.23                            2.35                         6,219,294
    2013                                              1.89                            2.23                         7,139,084
    2012                                              1.66                            1.89                         5,980,379
    2011                                              1.72                            1.66                         5,046,090
    2010                                              1.52                            1.72                         4,523,161
    2009                                              1.22                            1.52                         4,074,877
    2008                                              1.87                            1.22                         2,469,327
    2007                                              1.65                            1.87                         1,169,269



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                            $  2.35                         $  2.47                         1,045,850
    2015                                               2.41                            2.35                           830,979
    2014                                               2.28                            2.41                           899,506
    2013                                               1.93                            2.28                           208,662
    2012                                               1.70                            1.93                           197,276
    2011                                               1.75                            1.70                           168,620
    2010                                               1.54                            1.75                           129,782
    2009                                               1.24                            1.54                            91,796
    2008                                               1.89                            1.24                            50,609
    2007                                               1.67                            1.89                            15,854

  BAND 50
    2016                                            $  2.50                         $  2.64                            13,802
    2015                                               2.55                            2.50                            13,932
    2014                                               2.40                            2.55                            15,831
    2013                                               2.02                            2.40                            17,327
    2012                                               1.77                            2.02                            19,701
    2011                                               1.82                            1.77                            21,354
    2010                                               1.59                            1.82                            23,810

  BAND 0
    2016                                            $  2.67                         $  2.84                           102,301
    2015                                               2.72                            2.67                         1,395,679
    2014                                               2.54                            2.72                         1,413,689
    2013                                               2.13                            2.54                         1,459,953
    2012                                               1.86                            2.13                         1,401,309
    2011                                               1.90                            1.86                         1,306,148
    2010                                               1.65                            1.90                           278,790

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2016                                            $  2.03                         $  2.13                        24,071,227
    2015                                               2.08                            2.03                        24,400,880
    2014                                               1.97                            2.08                        24,690,951
    2013                                               1.67                            1.97                        22,940,316
    2012                                               1.47                            1.67                        23,882,811
    2011                                               1.51                            1.47                        21,751,649
    2010                                               1.33                            1.51                        19,557,891
    2009                                               1.07                            1.33                        17.387,419
    2008                                               1.64                            1.07                        14,029,956
    2007                                               1.45                            1.64                         9,397,001

  BAND 0
    2016                                            $  2.40                         $  2.56                                 -
    2015                                               2.44                            2.40                           507,746
    2014                                               2.28                            2.44                           496,383
    2013                                               1.90                            2.28                           459,356
    2012                                               1.65                            1.90                           457,792
    2011                                               1.69                            1.65                           417,435
    2010                                               1.46                            1.69                           422,965

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - A CLASS
  BAND 125
    2016                                             $ 1.71                        $ 1.78                       1,787,241
    2015                                               1.77                          1.71                       2,449,197
    2014                                               1.69                          1.77                       2,703,532
    2013                                               1.56                          1.69                       4,120,079
    2012                                               1.44                          1.56                       3,389,605
    2011                                               1.42                          1.44                       2,636,851
    2010                                               1.31                          1.42                       2,390,868
    2009                                               1.16                          1.31                       1,973,305
    2008                                               1.40                          1.16                       1,940,616
    2007                                               1.32                          1.40                       1,038,630

  BAND 100
    2016                                             $ 1.77                        $ 1.84                         980,075
    2015                                               1.82                          1.77                         998,116
    2014                                               1.73                          1.82                         896,035
    2013                                               1.60                          1.73                           4,755
    2012                                               1.47                          1.60                          70,090
    2011                                               1.44                          1.47                          59,923
    2010                                               1.33                          1.44                          46,967
    2009                                               1.18                          1.33                          36,091
    2008                                               1.41                          1.18                             814
    2007                                               1.33                          1.41                             195

  BAND 0
    2016                                             $ 2.00                        $ 2.10                               -
    2015                                               2.04                          2.00                         243,699
    2014                                               1.92                          2.04                         227,851
    2013                                               1.75                          1.92                         207,386
    2012                                               1.60                          1.75                         179,804
    2011                                               1.55                          1.60                         170,685
    2010                                               1.42                          1.55                          69,102

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - INVESTOR CLASS
  BAND 125
    2016                                             $ 1.67                        $ 1.73                       8,013,562
    2015                                               1.71                          1.67                       8,100,584
    2014                                               1.63                          1.71                       7,101,436
    2013                                               1.50                          1.63                       6,501,158
    2012                                               1.39                          1.50                       5,764,235
    2011                                               1.36                          1.39                       5,027,788
    2010                                               1.26                          1.36                       5,064,756
    2009                                               1.11                          1.26                       4,838,273
    2008                                               1.33                          1.11                       3,844,730
    2007                                               1.26                          1.33                       2,278,412

  BAND 0
    2016                                             $ 1.98                        $ 2.08                               -
    2015                                               2.00                          1.98                         465,217
    2014                                               1.89                          2.00                         524,794
    2013                                               1.72                          1.89                         507,787
    2012                                               1.57                          1.72                         541,205
    2011                                               1.51                          1.57                         630,906
    2010                                               1.38                          1.51                         710,756

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - A CLASS
  BAND 125
   2016                                             $ 2.05                        $ 2.14                      6,878,986
   2015                                               2.12                          2.05                     10,541,842
   2014                                               2.01                          2.12                     12,094,607
   2013                                               1.77                          2.01                     14,718,175
   2012                                               1.59                          1.77                     12,895,546
   2011                                               1.60                          1.59                     11,702,163
   2010                                               1.44                          1.60                     10,739,208
   2009                                               1.21                          1.44                      8,769,582
   2008                                               1.66                          1.21                      6,417,840
   2007                                               1.52                          1.66                      2,393,701

  BAND 100
   2016                                             $ 2.11                        $ 2.21                      3,764,703
   2015                                               2.18                          2.11                      3,201,482
   2014                                               2.07                          2.18                      2,726,379
   2013                                               1.81                          2.07                        349,912
   2012                                               1.62                          1.81                        302,401
   2011                                               1.63                          1.62                        299,200
   2010                                               1.47                          1.63                        426,668
   2009                                               1.23                          1.47                      4,563,198
   2008                                               1.67                          1.23                      4,113,686
   2007                                               1.53                          1.67                      2,568,262

  BAND 75
   2016                                             $ 2.17                        $ 2.29                        582,574
   2015                                               2.24                          2.17                        606,633
   2014                                               2.12                          2.24                        740,219
   2013                                               1.85                          2.12                        877,377
   2012                                               1.66                          1.85                      1,028,199
   2011                                               1.66                          1.66                      1,055,544

  BAND 50
   2016                                             $ 2.24                        $ 2.37                          6,604
   2015                                               2.30                          2.24                          6,863
   2014                                               2.17                          2.30                         13,408
   2013                                               1.90                          2.17                         10,291
   2012                                               1.69                          1.90                         11,533
   2011                                               1.69                          1.69                         12,803
   2010                                               1.51                          1.69                         11,866

  BAND 0
   2016                                             $ 2.40                        $ 2.54                              -
   2015                                               2.45                          2.40                      1,705,129
   2014                                               2.30                          2.45                      1,785,246
   2013                                               2.00                          2.30                      1,909,284
   2012                                               1.77                          2.00                      1,862,496
   2011                                               1.77                          1.77                      1,795,448
   2010                                               1.57                          1.77                        195,762



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - INVESTOR CLASS
  BAND 125
   2016                                             $  1.90                       $ 2.00                      45,937,441
   2015                                                1.96                         1.90                      45,861,117
   2014                                                1.86                         1.96                      44,917,084
   2013                                                1.63                         1.86                      40,335,907
   2012                                                1.46                         1.63                      40,859,329
   2011                                                1.47                         1.46                      38,073,248
   2010                                                1.32                         1.47                      35,016.804
   2009                                                1.11                         1.32                      33,699,497
   2008                                                1.51                         1.11                      28,417,955
   2007                                                1.38                         1.51                      16,260,633

  BAND 0
   2016                                             $  2.26                       $ 2.40                               -
   2015                                                2.30                         2.26                       2,509,957
   2014                                                2.15                         2.30                       2,670,805
   2013                                                1.86                         2.15                       2,929,731
   2012                                                1.65                         1.86                       3,145,815
   2011                                                1.64                         1.65                       3,403,402
   2010                                                1.46                         1.64                       3,568,225

AMERICAN CENTURY ULTRA - A CLASS
  BAND 125
   2016                                             $  2.28                       $ 2.34                         197,396
   2015                                                2.18                         2.28                         254,233
   2014                                                2.01                         2.18                         261,921
   2013                                                1.49                         2.01                         422,104
   2012                                                1.33                         1.49                         411,335
   2011                                                1.33                         1.33                         415,957
   2010                                                1.16                         1.33                         352,431
   2009                                                0.87                         1.16                         343,801
   2008                                                1.51                         0.87                         301,051
   2007                                                1.26                         1.51                         295,358

  BAND 100
   2016                                             $  2.35                       $ 2.42                         121,607
   2015                                                2.24                         2.35                         137,765
   2014                                                2.06                         2.24                          90,134

AMERICAN CENTURY ULTRA - INVESTOR CLASS
  BAND 125
   2016                                             $  4.11                       $ 4.24                         517,742
   2015                                                3.92                         4.11                         535,108
   2014                                                3.61                         3.92                         581,205
   2013                                                2.67                         3.61                         448,082
   2012                                                2.37                         2.67                         249,550
   2011                                                2.37                         2.37                         264,155
   2010                                                2.06                         2.37                         101,485
   2009                                                1.54                         2.06                         101,218
   2008                                                2.68                         1.54                         134,718
   2007                                                2.23                         2.68                          71,351

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VALUE - A CLASS
  BAND 125
   2016                                               $ 1.49                         $ 1.77                            29,787
   2015                                                 1.58                           1.49                            15,852
   2014                                                 1.42                           1.58                            28,494
   2013                                                 1.10                           1.42                            25,696

AMERICAN CENTURY VALUE - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.50                         $ 1.79                         1,215,800
   2015                                                 1.59                           1.50                         1,065,183
   2014                                                 1.43                           1.59                         1,143,266
   2013                                                 1.10                           1.43                                73

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND - I CLASS
  BAND 125
   2016                                               $ 3.81                         $ 3.89                         3,111,804
   2015                                                 3.79                           3.81                         3,957,164
   2014                                                 3.55                           3.79                         4,201,495
   2013                                                 2.74                           3.55                         4,639,692
   2012                                                 2.39                           2.74                         5,034,146
   2011                                                 2.59                           2.39                         5,436,459
   2010                                                 2.00                           2.59                         5,326,783
   2009                                                 1.48                           2.00                         5,438,077
   2008                                                 2.78                           1.48                         5,734,227
   2007                                                 1.93                           2.78                         5,708,745

  BAND 25
   2016                                               $ 4.31                         $ 4.44                                 -
   2015                                                 4.24                           4.31                                 -
   2014                                                 3.93                           4.24                                 -
   2013                                                 3.01                           3.93                                 -
   2012                                                 2.60                           3.01                                 -
   2011                                                 2.79                           2.60                                 -
   2010                                                 2.13                           2.79                           203,738
   2009                                                 1.56                           2.13                           139,222
   2008                                                 2.90                           1.56                            74,014

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                               $ 0.95                         $ 1.01                           297,598

AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                               $ 0.96                         $ 1.01                           199,178

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                               $ 0.95                         $ 1.01                           277,076

AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                               $ 0.96                         $ 1.01                            17,675

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.95                       $ 1.00                         273,790
   2015                                                1.00 (05/21/15)              0.95                           7,125

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.96                       $ 1.01                         498,156

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.95                       $ 1.00                         120,825
   2015                                                1.00 (05/21/15)              0.95                           1,648

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.95                       $ 1.00                         266,184

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.94                       $ 0.99                          68,324
   2015                                                1.00 (05/21/15)              0.94                           1,663

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.94                       $ 1.00                         758,530

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.94                       $ 0.99                          85,044
   2015                                                1.00 (05/21/15)              0.94                             794

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.94                       $ 1.00                         544,874

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.94                       $ 0.99                         107,933

AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.94                       $ 1.00                         376,301

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.94                       $ 0.99                          71,916

AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.94                       $ 1.00                         174,473

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  0.94                       $ 0.99                          75,011

AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                             $  0.94                       $ 1.00                          44,319

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                               $ 0.94                         $ 0.99                            14,275

AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                               $ 0.94                         $ 1.00                            34,406

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2016                                               $ 0.94                         $ 1.00                               435

AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND - R4 CLASS
  BAND 125
   2016                                               $ 0.94                         $ 1.00                            12,344

AMERICAN FUNDS AMCAP FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.75                         $ 1.88                         1,729,734
   2015                                                 1.76                           1.75                         1,471,902
   2014                                                 1.60                           1.76                           955,092
   2013                                                 1.19                           1.60                           887,860
   2012                                                 1.04                           1.19                           543,469
   2011                                                 1.05                           1.04                           520,109
   2010                                                 0.94                           1.05                           346,384
   2009                                                 0.69                           0.94                           289,759
   2008                                                 1.12                           0.69                            78.121
   2007                                                 1.06                           1.12                            17,072

  BAND 100
   2016                                               $ 1.79                         $ 1.93                           370,669
   2015                                                 1.80                           1.79                           464,036
   2014                                                 1.63                           1.80                           423,904

  BAND 0
   2016                                               $ 1.98                         $ 2.15                                 -
   2015                                                 1.97                           1.98                                 -
   2014                                                 1.77                           1.97                           799,137
   2013                                                 1.30                           1.77                           642,126
   2012                                                 1.12                           1.30                           618,565
   2011                                                 1.12                           1.12                           576,480
   2010                                                 0.99                           1.12                           532,092
   2009                                                 0.71                           0.99                           438,577
   2008                                                 1.14                           0.71                           295,455
   2007                                                 1.07                           1.14                                 -

AMERICAN FUNDS AMCAP FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.73                         $ 1.86                         7,847,268
   2015                                                 1.74                           1.73                         6,815,801
   2014                                                 1.57                           1.74                         5,531,795
   2013                                                 1.16                           1.57                         3,382,121
   2012                                                 1.02                           1.16                         3,455,982
   2011                                                 1.03                           1.02                         3,264,427
   2010                                                 0.91                           1.03                           303,037
   2009                                                 0.66                           0.91                           212,653
   2008                                                 1.08                           0.66                           157,584
   2007                                                 1.01                           1.08                           104,507

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.94                         $ 2.11                         3,879,451

AMERICAN FUNDS AMERICAN BALANCED FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.65                         $ 1.76                         7,253,930
   2015                                                 1.65                           1.65                         7,740,291
   2014                                                 1.54                           1.65                         6,636,140
   2013                                                 1.28                           1.54                         5,663,996
   2012                                                 1.14                           1.28                         4,095,869
   2011                                                 1.12                           1.14                           683,659
   2010                                                 1.01                           1.12                            49,487

  BAND 100
   2016                                               $ 1.68                         $ 1.80                            48,488

  BAND 50
   2016                                               $ 1.73                         $ 1.86                                84

  BAND 0
   2016                                               $ 1.78                         $ 1.93                            84,281
   2015                                                 1.76                           1.78                           128,648
   2014                                                 1.62                           1.76                           115,769
   2013                                                 1.33                           1.62                           123,560

AMERICAN FUNDS AMERICAN BALANCED FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.68                         $ 1.80                        34,531,928
   2015                                                 1.67                           1.68                        19,320,364
   2014                                                 1.56                           1.67                        15,440,557
   2013                                                 1.30                           1.56                        12,667,953
   2012                                                 1.15                           1.30                         2,619,333
   2011                                                 1.12                           1.15                           579,339

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R3 CLASS
  BAND 125
   2016                                               $ 1.39                         $ 1.59                           677,334
   2015                                                 1.52                           1.39                           976,425
   2014                                                 1.54                           1.52                         1,395,758
   2013                                                 1.47                           1.54                         2,625,419
   2012                                                 1.30                           1.47                         2,773,823
   2011                                                 1.30                           1.30                         2,499,787
   2010                                                 1.15                           1.30                         2,401,359
   2009                                                 0.78                           1.15                         1,826,547
   2008                                                 1.10                           0.78                           697,641
   2007                                                 1.10                           1.10                           314,645

  BAND 100
   2016                                               $ 1.42                         $ 1.63                           224,727
   2015                                                 1.56                           1.42                           171,200
   2014                                                 1.57                           1.56                           187,829



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.57                         $ 1.82                                 -
   2015                                                 1.70                           1.57                                 -
   2014                                                 1.70                           1.70                            35,010
   2013                                                 1.60                           1.70                           119,441
   2012                                                 1.40                           1.60                           274,583
   2011                                                 1.38                           1.40                           257,600
   2010                                                 1.20                           1.38                           215,406
   2009                                                 0.81                           1.20                           253,460
   2008                                                 1.13                           0.81                           170,988
   2007                                                 1.12                           1.13                           182,619

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R4 CLASS
  BAND 125
   2016                                               $ 1.33                         $ 1.53                           358,612
   2015                                                 1.46                           1.33                           992,906
   2014                                                 1.47                           1.46                         3,157,052
   2013                                                 1.40                           1.47                         3,250,398
   2012                                                 1.24                           1.40                         3,926,078
   2011                                                 1.23                           1.24                         6,472,828
   2010                                                 1.08                           1.23                         6,414,398
   2009                                                 0.74                           1.08                         6,246,660
   2008                                                 1.03                           0.74                         5,119,549
   2007                                                 1.03                           1.03                         4,650,304

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R3 CLASS
  BAND 125
   2016                                               $ 1.48                         $ 1.55                         6,669,435
   2015                                                 1.53                           1.48                         8,325,140
   2014                                                 1.50                           1.53                         9,622,944
   2013                                                 1.22                           1.50                        13,579,291
   2012                                                 1.04                           1.22                        13,196,341
   2011                                                 1.14                           1.04                        12,488,030
   2010                                                 1.08                           1.14                        11,206,401
   2009                                                 0.83                           1.08                         8,843,554
   2008                                                 1.36                           0.83                         4,217,847
   2007                                                 1.18                           1.36                         1,111,784

  BAND 100
   2016                                               $ 1.52                         $ 1.59                           764,013
   2015                                                 1.57                           1.52                           790,769
   2014                                                 1.53                           1.57                           744,147
   2013                                                 1.24                           1.53                            11,272
   2012                                                 1.06                           1.24                            12,012
   2011                                                 1.16                           1.06                            29,164
   2010                                                 1.09                           1.16                            25,192
   2009                                                 0.83                           1.09                            48,493
   2008                                                 1.37                           0.83                             9,357



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.67                         $ 1.78                           151,327
   2015                                                 1.72                           1.67                           704,535
   2014                                                 1.66                           1.72                           667,310
   2013                                                 1.33                           1.66                         1,060,196
   2012                                                 1.12                           1.33                         1,380,108
   2011                                                 1.22                           1.12                         1,183,845
   2010                                                 1.13                           1.22                           720,831
   2009                                                 0.86                           1.13                           556,583
   2008                                                 1.40                           0.86                           373,765
   2007                                                 1.19                           1.40                           256,098

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R4 CLASS
  BAND 125
   2016                                               $ 1.37                         $ 1.44                        28,006,705
   2015                                                 1.42                           1.37                        29,778,811
   2014                                                 1.38                           1.42                        32,395,497
   2013                                                 1.12                           1.38                        35,430,230
   2012                                                 0.95                           1.12                        42,309,178
   2011                                                 1.04                           0.95                        42,581,932
   2010                                                 0.98                           1.04                        38,570,362
   2009                                                 0.75                           0.98                        30,937,527
   2008                                                 1.23                           0.75                        25,084,924
   2007                                                 1.06                           1.23                        17,556,300

  BAND 0
   2016                                               $ 1.54                         $ 1.63                                 -
   2015                                                 1.57                           1.54                           414,734
   2014                                                 1.51                           1.57                           450,975
   2013                                                 1.21                           1.51                           354,766
   2012                                                 1.01                           1.21                           238,441
   2011                                                 1.10                           1.01                           177,531
   2010                                                 1.02                           1.10                           138,842

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.31                         $ 1.30                        10,524,783
   2015                                                 1.34                           1.31                        12,498,172
   2014                                                 1.40                           1.34                        16,584,666
   2013                                                 1.18                           1.40                        19,001,099
   2012                                                 1.01                           1.18                        16,301,051
   2011                                                 1.18                           1.01                        13,803,526
   2010                                                 1.10                           1.18                        10,279,349
   2009                                                 0.80                           1.10                         7,169,202
   2008                                                 1.37                           0.80                         2,810,044
   2007                                                 1.17                           1.37                         1,131,501



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.34                         $ 1.33                           836,439
   2015                                                 1.37                           1.34                         1,007,859
   2014                                                 1.43                           1.37                           887,342
   2013                                                 1.20                           1.43                           103,392
   2012                                                 1.02                           1.20                            97,748
   2011                                                 1.20                           1.02                           111,529
   2010                                                 1.11                           1.20                            98,913
   2009                                                 0.81                           1.11                            99,089
   2008                                                 1.38                           0.81                            70,603
   2007                                                 1.17                           1.38                            71,597

  BAND 50
   2016                                               $ 1.41                         $ 1.41                           138,835
   2015                                                 1.43                           1.41                           141,139
   2014                                                 1.48                           1.43                           139,840
   2013                                                 1.25                           1.48                           147,693
   2012                                                 1.05                           1.25                           142,989
   2011                                                 1.23                           1.05                           142,239
   2010                                                 1.13                           1.23                            13,733

  BAND 0
   2016                                               $ 1.48                         $ 1.49                           342,471
   2015                                                 1.50                           1.48                         1,167,986
   2014                                                 1.54                           1.50                         2,116,124
   2013                                                 1.29                           1.54                         2,096,283
   2012                                                 1.08                           1.29                         2,226,002
   2011                                                 1.26                           1.08                         2,152,684
   2010                                                 1.15                           1.26                         1,821,298
   2009                                                 0.83                           1.15                         1,352,075
   2008                                                 1.40                           0.83                           883,186
   2007                                                 1.18                           1.40                           645,631

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.22                         $ 1.21                        43,267,308
   2015                                                 1.25                           1.22                        44,399,086
   2014                                                 1.30                           1.25                        47,904,834
   2013                                                 1.09                           1.30                        49,516,946
   2012                                                 0.93                           1.09                        39,430,332
   2011                                                 1.09                           0.93                        36,371,764
   2010                                                 1.01                           1.09                        31,739,094
   2009                                                 0.73                           1.01                        20,960,447
   2008                                                 1.25                           0.73                        11,869,197
   2007                                                 1.06                           1.25                         9,653,523

  BAND 0
   2016                                               $ 1.37                         $ 1.38                         5,186,200
   2015                                                 1.38                           1.37                         4,882,273
   2014                                                 1.42                           1.38                         4,317,937
   2013                                                 1.18                           1.42                         3,888,457
   2012                                                 0.99                           1.18                         3,696,773



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R3 CLASS
  BAND 125
   2016                                               $ 1.59                         $ 1.76                         4,940,468
   2015                                                 1.56                           1.59                         6,517,021
   2014                                                 1.46                           1.56                         9,842,830
   2013                                                 1.13                           1.46                        12,979,778
   2012                                                 0.98                           1.13                        12,884,095
   2011                                                 1.01                           0.98                        11,982,746
   2010                                                 0.90                           1.01                         9,933,523
   2009                                                 0.69                           0.90                         7,546,223
   2008                                                 1.16                           0.69                         3,851,011
   2007                                                 1.04                           1.16                         1,250,647

  BAND 100
   2016                                               $ 1.63                         $ 1.81                           812,686
   2015                                                 1.60                           1.63                           783,599
   2014                                                 1.49                           1.60                           688,290
   2013                                                 1.14                           1.49                            16,956
   2012                                                 0.99                           1.14                            16,952
   2011                                                 1.02                           0.99                            15,165
   2010                                                 0.91                           1.02                            13,227
   2009                                                 0.69                           0.91                            11,692

  BAND 50
   2016                                               $ 1.71                         $ 1.90                            51,891
   2015                                                 1.66                           1.71                            52,367
   2014                                                 1.54                           1.66                            55,149
   2013                                                 1.18                           1.54                            48,706
   2012                                                 1.02                           1.18                            41,904
   2011                                                 1.04                           1.02                            60,589
   2010                                                 0.92                           1.04                            27,095

  BAND 0
   2016                                               $ 1.79                         $ 2.00                           165,575
   2015                                                 1.73                           1.79                           774,064
   2014                                                 1.60                           1.73                           712,894
   2013                                                 1.22                           1.60                           958,957
   2012                                                 1.04                           1.22                         1,206,528
   2011                                                 1.07                           1.04                         1,151,468
   2010                                                 0.94                           1.07                           524,482
   2009                                                 0.71                           0.94                           303,084
   2008                                                 1.17                           0.71                           149,014
   2007                                                 1.04                           1.17                            85,995



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R4 CLASS
  BAND 125
   2016                                               $ 1.64                         $ 1.82                        11,134,916
   2015                                                 1.60                           1.64                        12,115,475
   2014                                                 1.49                           1.60                        11,016,945
   2013                                                 1.15                           1.49                        11,100,364
   2012                                                 0.99                           1.15                        13,264,249
   2011                                                 1.03                           0.99                        11,057,642
   2010                                                 0.91                           1.03                         8,695,445
   2009                                                 0.69                           0.91                         6,345,382
   2008                                                 1.16                           0.69                         5,503,285
   2007                                                 1.04                           1.16                         3,440,101

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R3 CLASS
  BAND 125
   2016                                               $ 1.10                         $ 1.10                           323,540
   2015                                                 1.11                           1.10                           357,548
   2014                                                 1.11                           1.11                           598,858
   2013                                                 1.14                           1.11                           671,416
   2012                                                 1.13                           1.14                           616,914
   2011                                                 1.11                           1.13                           658,934
   2010                                                 1.07                           1.11                           645,741
   2009                                                 1.02                           1.07                           183,986
   2008                                                 1.05                           1.02                           142,204
   2007                                                 1.01                           1.05                           117,009

  BAND 100
   2016                                               $ 1.13                         $ 1.13                           509,299
   2015                                                 1.14                           1.13                           156,962
   2014                                                 1.13                           1.14                           161,896

  BAND 0
   2016                                               $ 1.25                         $ 1.26                                 -
   2015                                                 1.24                           1.25                            28,813
   2014                                                 1.23                           1.24                            56,798
   2013                                                 1.24                           1.23                            55,214
   2012                                                 1.22                           1.24                            35,590
   2011                                                 1.18                           1.22                           794,074
   2010                                                 1.13                           1.18                           696,368
   2009                                                 1.06                           1.13                           686,354
   2008                                                 1.08                           1.06                           579,129
   2007                                                 1.03                           1.08                            29,706

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R4 CLASS
  BAND 125
   2016                                               $ 1.12                         $ 1.12                           174,565
   2015                                                 1.13                           1.12                           222,520
   2014                                                 1.12                           1.13                           177,698
   2013                                                 1.15                           1.12                         1,846,472
   2012                                                 1.13                           1.15                         1,673,647
   2011                                                 1.11                           1.13                           181,828
   2010                                                 1.07                           1.11                           227,672
   2009                                                 1.02                           1.07                           499,610
   2008                                                 1.06                           1.02                           352,941
   2007                                                 1.02                           1.06                           297,272

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW PERSPECTIVE FUND - R3 CLASS
  BAND 125
   2016                                             $  1.43                       $ 1.43                       2,302,949
   2015                                                1.37                         1.43                       3,005,849
   2014                                                1.35                         1.37                       2,851,298
   2013                                                1.08                         1.35                       1,853,855
   2012                                                0.91                         1.08                         533,804
   2011                                                1.00 (06/23/11)              0.91                          22,761

  BAND 0
   2016                                             $  1.51                       $ 1.53                          75,629
   2015                                                1.44                         1.51                         356,639
   2014                                                1.40                         1.44                         340,160

AMERICAN FUNDS NEW PERSPECTIVE FUND - R4 CLASS
  BAND 125
   2016                                             $  1.45                       $ 1.45                       4,784,989
   2015                                                1.39                         1.45                       4,473,503
   2014                                                1.36                         1.39                       4,128,078
   2013                                                1.09                         1.36                       2,805,857
   2012                                                0.91                         1.09                         572,944
   2011                                                1.00 (06/23/11)              0.91                         222,013

  BAND 0
   2016                                             $  1.53                       $ 1.56                         370,725
   2015                                                1.45                         1.53                         328,090
   2014                                                1.41                         1.45                         189,029
   2013                                                1.11                         1.41                         160,899
   2012                                                0.92                         1.11                         100,207

AMERICAN FUNDS NEW WORLD FUND - R3 CLASS
  BAND 125
   2016                                             $  1.11                       $ 1.13                         421,671
   2015                                                1.20                         1.11                         389,512
   2014                                                1.26                         1.20                         280,147
   2013                                                1.16                         1.26                         129,191
   2012                                                1.00 (05/24/12)              1.16                             685

  BAND 0
   2016                                             $  1.16                       $ 1.20                               -
   2015                                                1.23                         1.16                           2,845
   2014                                                1.29                         1.23                           1,378

AMERICAN FUNDS NEW WORLD FUND - R4 CLASS
  BAND 125
   2016                                             $  1.12                       $ 1.15                      13,107,633
   2015                                                1.21                         1.12                      10,325,286
   2014                                                1.27                         1.21                       8,347,147
   2013                                                1.17                         1.27                       2,575,655
   2012                                                1.00 (05/24/12)              1.17                           5,580

  BAND 0
   2016                                             $  1.17                       $ 1.22                           8,521
   2015                                                1.25                         1.17                           5,036
   2014                                                1.29                         1.25                           2,141

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS SMALLCAP WORLD FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.17                         $ 1.22                         1,158,304
   2015                                                 1.16                           1.17                         1,570,564
   2014                                                 1.16                           1.16                         1,499,396
   2013                                                 0.91                           1.16                         1,803,072
   2012                                                 0.76                           0.91                         1,650,612
   2011                                                 0.90                           0.76                         1,068,601
   2010                                                 0.74                           0.90                         1,073,473
   2009                                                 0.48                           0.74                           449,350
   2008                                                 0.97                           0.48                           121,503

  BAND 100
   2016                                               $ 1.20                         $ 1.25                           263,714
   2015                                                 1.18                           1.20                           292,591
   2014                                                 1.18                           1.18                           311,068
   2013                                                 0.92                           1.18                            16,699
   2012                                                 0.77                           0.92                            16,699

  BAND 0
   2016                                               $ 1.30                         $ 1.37                            24,857
   2015                                                 1.27                           1.30                            19,752
   2014                                                 1.25                           1.27                            14,375
   2013                                                 0.97                           1.25                            10,806
   2012                                                 0.80                           0.97                             9,386
   2011                                                 0.93                           0.80                            18,900
   2010                                                 0.75                           0.93                            16,340

AMERICAN FUNDS SMALLCAP WORLD FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.21                         $ 1.26                         1,807,619
   2015                                                 1.19                           1.21                         1,803,698
   2014                                                 1.18                           1.19                         1,087,002
   2013                                                 0.93                           1.18                           891,579
   2012                                                 0.77                           0.93                           325,535
   2011                                                 0.91                           0.77                           145,574
   2010                                                 0.73                           0.91                            75,128
   2009                                                 0.49                           0.73                            36,687

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R3 CLASS
  BAND 125
   2016                                               $ 1.68                         $ 1.80                         7,870,938
   2015                                                 1.62                           1.68                         8,695,683
   2014                                                 1.51                           1.62                        12,059,746
   2013                                                 1.15                           1.51                        15,844,563
   2012                                                 0.96                           1.15                        16,133,112
   2011                                                 1.03                           0.96                        20,086,485
   2010                                                 0.93                           1.03                        19,453,538
   2009                                                 0.70                           0.93                        15,600,965
   2008                                                 1.17                           0.70                         8,157,308
   2007                                                 1.07                           1.17                         2,932,706

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.73                         $ 1.85                           932,545
   2015                                                 1.66                           1.73                           969,989
   2014                                                 1.54                           1.66                           862,387
   2013                                                 1.17                           1.54                            92,240
   2012                                                 0.98                           1.17                           102,043
   2011                                                 1.04                           0.98                            98,082
   2010                                                 0.94                           1.04                            86,557
   2009                                                 0.71                           0.91                            95,688
   2008                                                 1.18                           0.71                            67,386
   2007                                                 1.08                           1.18                            55,479

  BAND 50
   2016                                               $ 1.82                         $ 1.95                               221
   2015                                                 1.74                           1.82                               173
   2014                                                 1.60                           1.74                               120
   2013                                                 1.21                           1.60                                63
   2012                                                 1.01                           1.21                                 -
   2011                                                 1.07                           1.01                                 -
   2010                                                 0.96                           1.07                            72,709

  BAND 0
   2016                                               $ 1.91                         $ 2.06                           651,173
   2015                                                 1.82                           1.91                           736,512
   2014                                                 1.67                           1.82                           767,151
   2013                                                 1.25                           1.67                         1,094,119
   2012                                                 1.04                           1.25                           872,967
   2011                                                 1.10                           1.04                         1,053,971
   2010                                                 0.98                           1.10                         1,259,135
   2009                                                 0.73                           0.98                           855,642
   2008                                                 1.20                           0.73                           640,240
   2007                                                 1.09                           1.20                           599,249

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R4 CLASS
  BAND 125
   2016                                               $ 1.66                         $ 1.77                        17,563,781
   2015                                                 1.59                           1.66                        18,925,617
   2014                                                 1.48                           1.59                        19,109,846
   2013                                                 1.12                           1.48                        20,772,463
   2012                                                 0.94                           1.12                        21,046,395
   2011                                                 1.00                           0.94                        33,456,196
   2010                                                 0.90                           1.00                        32,126,640
   2009                                                 0.68                           0.90                        27,676,882
   2008                                                 1.13                           0.68                        22,472,499
   2007                                                 1.03                           1.13                        23,216,994

  BAND 0
   2016                                               $ 1.86                         $ 2.01                                 -
   2015                                                 1.76                           1.86                         4,674,744
   2014                                                 1.61                           1.76                         5,015,535
   2013                                                 1.21                           1.61                         5,449,490
   2012                                                 1.00                           1.21                         6,069,619
   2011                                                 1.05                           1.00                         6,365,220
   2010                                                 0.94                           1.05                         7,261,795

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.83                         $ 2.04                         2,150,010
   2015                                                 1.86                           1.83                         2,283,608
   2014                                                 1.70                           1.86                         1,683,579
   2013                                                 1.31                           1.70                         1,319,491
   2012                                                 1.19                           1.31                           819,793
   2011                                                 1.13                           1.19                           270,357
   2010                                                 1.01                           1.13                             9,329

  BAND 0
   2016                                               $ 1.98                         $ 2.23                           265,598
   2015                                                 1.99                           1.98                           268,855
   2014                                                 1.79                           1.99                           242,423
   2013                                                 1.36                           1.79                            69,699
   2012                                                 1.22                           1.36                            53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.87                         $ 2.09                        14,858,754
   2015                                                 1.89                           1.87                         8,685,941
   2014                                                 1.73                           1.89                         3,299,660
   2013                                                 1.32                           1.73                         2,622,234
   2012                                                 1.19                           1.32                         1,346,107
   2011                                                 1.13                           1.19                               656
   2010                                                 1.01                           1.13                                59

  BAND 0
   2016                                               $ 2.01                         $ 2.28                         2,391,129
   2015                                                 2.02                           2.01                            29,774
   2014                                                 1.81                           2.02                               991

AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
   2016                                               $ 1.51                         $ 1.60                            25,162
   2015                                                 1.48                           1.51                            28,528
   2014                                                 1.36                           1.48                            43,872
   2013                                                 1.05                           1.36                            54,616
   2012                                                 1.14                           1.05                           133,932
   2011                                                 1.19                           1.14                           175,507
   2010                                                 1.05                           1.19                           187,341
   2009                                                 0.87                           1.05                           288,671
   2008                                                 1.54                           0.87                         1,822,272
   2007                                                 1.34                           1.54                         1,508,543

  BAND 100
   2016                                               $ 1.53                         $ 1.62                               384
   2015                                                 1.49                           1.53                             9,400
   2014                                                 1.36                           1.49                               597
   2013                                                 1.05                           1.36                               186
   2012                                                 1.16                           1.05                               160
   2011                                                 1.22                           1.16                               180
   2010                                                 1.06                           1.22                               148
   2009                                                 0.88                           1.06                               121
   2008                                                 1.56                           0.88                                84

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

AMG MANAGERS CADENCE MID CAP FUND - INVESTOR CLASS
  BAND 125
    2016                                          $  1.45                      $  1.54                          6,989
    2015                                             1.49                         1.45                          6,554
    2014                                             1.35                         1.49                          8,142
    2013                                             1.05                         1.35                          6,859
    2012                                             0.98                         1.05                          5,248
    2011                                             1.02                         0.98                          6,325
    2010                                             0.82                         1.02                         13,719
    2009                                             0.66                         0.82                          5,828
    2008                                             1.21                         0.66                             23

  BAND 100
    2016                                          $  1.47                      $  1.55                            913
    2015                                             1.50                         1.47                          4,915
    2014                                             1.36                         1.50                          4,447
    2013                                             1.05                         1.36                          9,510
    2012                                             1.00                         1.05                         36,397
    2011                                             1.03                         1.00                         34,736
    2010                                             0.82                         1.03                         31,742
    2009                                             0.67                         0.82                         28,306
    2008                                             1.22                         0.67                         24,545

  BAND 0
    2016                                          $  1.51                      $  1.62                              -
    2015                                             1.53                         1.51                              -
    2014                                             1.37                         1.53                              -
    2013                                             1.05                         1.37                              -
    2012                                             1.05                         1.05                         11,581
    2011                                             1.07                         1.05                          9,321
    2010                                             0.85                         1.07                          6,742
    2009                                             0.68                         0.85                          5,993
    2008                                             1.23                         0.68                            907

AMG MANAGERS CADENCE MID CAP FUND - SERVICE CLASS
  BAND 125
    2016                                          $  1.51                      $  1.60                            209

AQR LARGE CAP MULTI-STYLE FUND  - N CLASS
  BAND 125
    2016                                          $  0.96                      $  1.01                         76,114

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2016                                          $  2.22                      $  2.47                        314,915
    2015                                             2.39                         2.22                        721,982
    2014                                             2.24                         2.39                        938,021
    2013                                             1.55                         2.24                        701,891
    2012                                             1.32                         1.55                        415.119
    2011                                             1.44                         1.32                        449,147
    2010                                             1.22                         1.44                        455,729
    2009                                             0.76                         1.22                        449,491
    2008                                             1.29                         0.76                        509,627
    2007                                             1.33                         1.29                      1,003,464

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $  2.63                       $  2.96                               -
    2015                                             2.80                          2.63                         116,636
    2014                                             2.59                          2.80                          89,122
    2013                                             1.77                          2.59                          91,897

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2016                                          $  2.16                       $  2.46                         361,073
    2015                                             2.28                          2.16                         513,529
    2014                                             2.08                          2.28                         517,051
    2013                                             1.46                          2.08                         496,406
    2012                                             1.22                          1.46                         679,774
    2011                                             1.40                          1.22                         596,422
    2010                                             1.12                          1.40                         620,110
    2009                                             0.70                          1.12                         583,343
    2008                                             1.36                          0.70                         699,721
    2007                                             1.40                          1.36                         902,727

AVE MARIA CATHOLIC VALUES FUND
  BAND 125
    2016                                          $  0.80                       $  0.93                         216,476
    2015                                             0.99                          0.80                         262,841
    2014                                             1.00 (06/26/14)               0.99                         123,096

AVE MARIA GROWTH FUND
  BAND 125
    2016                                          $  1.03                       $  1.14                         204,970
    2015                                             1.07                          1.03                         177,733
    2014                                             1.00 (06/26/14)               1.07                         154,425

AVE MARIA RISING DIVIDEND FUND
  BAND 125
    2016                                          $  0.95                       $  1.08                         403,049
    2015                                             1.02                          0.95                         370,825
    2014                                             1.00 (06/26/14)               1.02                         329,544

AVE MARIA WORLD EQUITY FUND
  BAND 125
    2016                                          $  0.90                       $  0.97                          66,458
    2015                                             0.96                          0.90                          82,801
    2014                                             1.00 (06/26/14)               0.96                          71,978

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.42                       $  1.63                         569,243
    2015                                             1.44                          1.42                         678,493
    2014                                             1.33                          1.44                       5,732,207
    2013                                             1.08                          1.33                       3,328,948
    2012                                             1.00 (05/24/12)               1.08                         117,902

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.54                       $ 1.58                      1,910,238
    2015                                             1.57                         1.54                      1,761,910
    2014                                             1.56                         1.57                      1,621,893
    2013                                             1.37                         1.56                        953,938
    2012                                             1.26                         1.37                        664,775
    2011                                             1.32                         1.26                        506,406
    2010                                             1.22                         1.32                        257,662
    2009                                             1.00 (05/01/09)              1.22                          6,944

BLACKROCK GLOBAL ALLOCATION FUND - R CLASS
  BAND 125
    2016                                          $  1.48                       $ 1.51                      1,856,892
    2015                                             1.52                         1.48                      2,255,417
    2014                                             1.51                         1.52                      2,655,626
    2013                                             1.34                         1.51                      2,500,872
    2012                                             1.24                         1.34                      2,098,214
    2011                                             1.31                         1.24                      1,461,933
    2010                                             1.21                         1.31                        593,215
    2009                                             1.00 (05/01/09)              1.21                        243,203

  BAND 100
    2016                                          $  1.50                       $ 1.54                        189,248
    2015                                             1.54                         1.50                        148,480
    2014                                             1.53                         1.54                        148,189

  BAND 0
    2016                                          $  1.61                       $ 1.66                              -
    2015                                             1.63                         1.61                        295,936
    2014                                             1.60                         1.63                        277,118
    2013                                             1.41                         1.60                        269,595
    2012                                             1.28                         1.41                        251,336
    2011                                             1.34                         1.28                        232,977
    2010                                             1.22                         1.34                        227,684

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
    2016                                          $  1.01                       $ 1.01                      1,081,592
    2015                                             1.01                         1.01                        917,632
    2014                                             0.97                         1.01                        985,329
    2013                                             1.01                         0.97                        163,914

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.03                       $ 0.96                         70,549

BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - R CLASS
  BAND 100
    2016                                          $  1.03                       $ 0.95                          9,628

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD BOND PORTFOLIO - SERVICE CLASS
  BAND 125
    2016                                             $ 0.97                        $ 1.09                             333

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2016                                             $ 2.34                        $ 2.62                           8,633
    2015                                               2.46                          2.34                          50,272
    2014                                               2.44                          2.46                          58,232
    2013                                               1.70                          2.44                         461,199
    2012                                               1.55                          1.70                         796,062
    2011                                               1.56                          1.55                         746,434
    2010                                               1.29                          1.56                         240,773
    2009                                               1.00 (05/01/09)               1.29                         120,601

BLACKROCK TOTAL RETURN FUND - A CLASS
  BAND 125
    2016                                             $ 0.97                        $ 0.99                       1,243,760
    2015                                               1.00 (01/15/15)               0.97                         865,032

BLACKROCK TOTAL RETURN FUND - R CLASS
  BAND 125
    2016                                             $ 0.97                        $ 0.99                         116,944

BMO MID-CAP GROWTH - Y CLASS
  BAND 125
    2016                                             $ 1.36                        $ 1.40                         168,229
    2015                                               1.51                          1.36                       1,000,275
    2014                                               1.45                          1.51                       1,061,900
    2013                                               1.14                          1.45                       1,254,047
    2012                                               0.99                          1.14                       1,329,834
    2011                                               1.03                          0.99                       1,551,661
    2010                                               0.80                          1.03                         706,917
    2009                                               0.60                          0.80                          24,951

  BAND 100
    2016                                             $ 1.38                        $ 1.43                          19,368
    2015                                               1.53                          1.38                          37,336
    2014                                               1.47                          1.53                          33,502

BMO MID-CAP VALUE - Y CLASS
  BAND 125
    2016                                             $ 1.52                        $ 1.76                         321,647
    2015                                               1.64                          1.52                         320,258
    2014                                               1.49                          1.64                         284,100
    2013                                               1.09                          1.49                         187,888
    2012                                               0.93                          1.09                         111,230
    2011                                               1.01                          0.93                          98,933
    2010                                               0.84                          1.01                          69,459
    2009                                               0.62                          0.84                           5,438

  BAND 100
    2016                                             $ 1.55                        $ 1.80                          92,699
    2015                                               1.67                          1.55                          94,533
    2014                                               1.51                          1.67                         123,930

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
    2016                                              $ 1.41                       $  1.50                        854,069
    2015                                                1.57                          1.41                      3,941,609
    2014                                                1.60                          1.57                      6,077,772
    2013                                                1.14                          1.60                      7,768,663
    2012                                                1.03                          1.14                      6,216,864
    2011                                                1.08                          1.03                      6,155,275
    2010                                                0.81                          1.08                      3,402,048
    2009                                                0.56                          0.81                         30,179
    2008                                                0.98                          0.56                         12,348

  BAND 100
    2016                                              $ 1.44                       $  1.54                        241,751
    2015                                                1.60                          1.44                        372,457
    2014                                                1.62                          1.60                        423,616
    2013                                                1.15                          1.62                          2,411

  BAND 50
    2016                                              $ 1.50                       $  1.61                        134,079
    2015                                                1.66                          1.50                        138,706
    2014                                                1.67                          1.66                        142,004
    2013                                                1.18                          1.67                        139,422
    2012                                                1.06                          1.18                        142,870
    2011                                                1.11                          1.06                        141,678
    2010                                                0.82                          1.11                         10,319

  BAND 0
    2016                                              $ 1.56                       $  1.69                              -
    2015                                                1.72                          1.56                        193,163
    2014                                                1.72                          1.72                        201,174
    2013                                                1.21                          1.72                        204,010
    2012                                                1.08                          1.21                        179,462
    2011                                                1.12                          1.08                        128,546
    2010                                                0.83                          1.12                         10,460

CALVERT EQUITY PORTFOLIO - A CLASS
  BAND 125
    2016                                              $ 2.06                       $  2.08                        918,300
    2015                                                2.01                          2.06                      1,069,458
    2014                                                1.84                          2.01                      1,575,819
    2013                                                1.43                          1.84                      1,694,947
    2012                                                1.25                          1.43                      1,664,504
    2011                                                1.29                          1.25                      1,159,596
    2010                                                1.12                          1.29                        567,229
    2009                                                0.85                          1.12                        504,212
    2008                                                1.33                          0.85                        439,777
    2007                                                1.23                          1.33                        391,360

  BAND 100
    2016                                              $ 2.13                       $  2.15                         28,388
    2015                                                2.07                          2.13                         31,165
    2014                                                1.88                          2.07                         30,242
    2013                                                1.46                          1.88                            261

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2016                                             $ 2.26                        $ 2.30                          33,251
   2015                                               2.19                          2.26                          35,638
   2014                                               1.98                          2.19                          37,779
   2013                                               1.53                          1.98                           2,734
   2012                                               1.33                          1.53                           2,307
   2011                                               1.37                          1.33                           2,189

  BAND 0
   2016                                             $ 2.44                        $ 2.50                               -
   2015                                               2.36                          2.44                          92,101
   2014                                               2.12                          2.36                         136,469
   2013                                               1.63                          2.12                         137,397
   2012                                               1.41                          1.63                         227,016

CALVERT INCOME FUND - A CLASS
  BAND 125
   2016                                             $ 1.48                        $ 1.54                         424,522
   2015                                               1.52                          1.48                         482,272
   2014                                               1.46                          1.52                         570,198
   2013                                               1.49                          1.46                         687,500
   2012                                               1.38                          1.49                         772,035
   2011                                               1.36                          1.38                       7,341,185
   2010                                               1.30                          1.36                       6,852,140
   2009                                               1.13                          1.30                       8,111,187
   2008                                               1.30                          1.13                       8,418,804
   2007                                               1.25                          1.30                       8,056,946

CALVERT SMALL CAP FUND - A CLASS
  BAND 125
   2016                                             $ 1.68                        $ 1.99                         100,565
   2015                                               1.72                          1.68                         114,292
   2014                                               1.63                          1.72                         208,315
   2013                                               1.17                          1.63                         158,931
   2012                                               1.03                          1.17                         161,347
   2011                                               1.09                          1.03                         162,228
   2010                                               0.72                          1.09                         176,375
   2009                                               0.62                          0.72                         213,747
   2008                                               0.95                          0.62                         192,068
   2007                                               0.97                          0.95                         175,128

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
  BAND 125
   2016                                             $ 3.85                        $ 4.07                       2,010,639
   2015                                               4.03                          3.85                       2,432,245
   2014                                               3.77                          4.03                       2,160,445
   2013                                               2.94                          3.77                       2,665,181
   2012                                               2.55                          2.94                       2,170,571
   2011                                               2.52                          2.55                       2,493,785
   2010                                               1.94                          2.52                       2,427,176
   2009                                               1.49                          1.94                       2,423,476
   2008                                               2.40                          1.49                       2,588,764
   2007                                               2.21                          2.40                       2,831,178

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 3.97                         $  4.21                           40,095
   2015                                                 4.14                            3.97                           78,341
   2014                                                 3.87                            4.14                           50,723

  BAND 0
   2016                                               $ 4.98                         $  5.35                            3,038

CLEARBRIDGE AGGRESSIVE GROWTH FUND - FI CLASS
  BAND 125
   2016                                               $ 1.64                         $  1.71                        1,203,797
   2015                                                 1.73                            1.64                        4,455,089
   2014                                                 1.53                            1.73                        4,014,024
   2013                                                 1.07                            1.53                        2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH FUND - R CLASS
  BAND 125
   2016                                               $ 1.63                         $  1.69                          377,808
   2015                                                 1.73                            1.63                          551,378
   2014                                                 1.53                            1.73                           20,749

  BAND 0
   2016                                               $ 1.69                         $  1.78                                -
   2015                                                 1.77                            1.69                          154,610
   2014                                                 1.55                            1.77                          144,902
   2013                                                 1.08                            1.55                          112,875

CLEARBRIDGE APPRECIATION FUND - FI CLASS
  BAND 125
   2016                                               $ 1.46                         $  1.58                          714,483
   2015                                                 1.46                            1.46                          343,412
   2014                                                 1.34                            1.46                          107,991
   2013                                                 1.05                            1.34                          105,737

CLEARBRIDGE APPRECIATION FUND - R CLASS
  BAND 125
   2016                                               $ 1.45                         $  1.56                           29,956
   2015                                                 1.45                            1.45                           27,363
   2014                                                 1.33                            1.45                            4,524
   2013                                                 1.05                            1.33                          208,277

COLUMBIA ACORN INTERNATIONAL FUND - A CLASS
  BAND 125
   2016                                               $ 1.27                         $  1.22                           10,646
   2015                                                 1.31                            1.27                           27,208
   2014                                                 1.39                            1.31                           36,407
   2013                                                 1.15                            1.39                           11,386
   2012                                                 1.00 (05/24/12)                 1.15                              563

COLUMBIA ACORN INTERNATIONAL FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.05                         $  1.01                              981
   2015                                                 1.08                            1.05                              536
   2014                                                 1.14                            1.08                               71
   2013                                                 1.00 (03/14/13)                 1.14                              247

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL FUND - Z CLASS
  BAND 125
   2016                                             $ 1.28                        $ 1.24                         34,931
   2015                                               1.32                          1.28                         33,953
   2014                                               1.39                          1.32                         34,415
   2013                                               1.15                          1.39                         31,946
   2012                                               1.00 (05/24/12)               1.15                         10,679

COLUMBIA CONTRARIAN CORE FUND - A CLASS
  BAND 125
   2016                                             $ 1.06                        $ 1.13                        217,808
   2015                                               1.00 (01/15/15)               1.06                        155,096

  BAND 0
   2016                                             $ 1.07                        $ 1.16                        168,206

COLUMBIA CONTRARIAN CORE FUND - R4 CLASS
  BAND 125
   2016                                             $ 1.06                        $ 1.14                        216,169

COLUMBIA DIVIDEND INCOME FUND - A CLASS
  BAND 125
   2016                                             $ 1.00                        $ 1.12                        153,269

COLUMBIA DIVIDEND INCOME FUND - R4 CLASS
  BAND 125
   2016                                             $ 1.00                        $ 1.12                      5,861,699
   2015                                               1.01                          1.00                      4,949,853

COLUMBIA EMERGING MARKETS BOND FUND - A CLASS
  BAND 125
   2016                                             $ 1.08                        $ 1.19                         61,121
   2015                                               1.11                          1.08                         31,428
   2014                                               1.11                          1.11                         13,146
   2013                                               1.21                          1.11                         48,556
   2012                                               1.01                          1.21                          1,398

  BAND 100
   2016                                             $ 1.09                        $ 1.21                         89,941
   2015                                               1.11                          1.09                         34,963
   2014                                               1.11                          1.11                         48,148
   2013                                               1.21                          1.11                             85

COLUMBIA MID CAP INDEX FUND - A CLASS
  BAND 125
   2016                                             $ 1.60                        $ 1.90                     15,537,033
   2015                                               1.66                          1.60                     12,710,201
   2014                                               1.54                          1.66                     11,442,699
   2013                                               1.17                          1.54                      9,286,812
   2012                                               1.01                          1.17                      6,729,162
   2011                                               1.05                          1.01                      4,820,497
   2010                                               0.84                          1.05                      3,023,079
   2009                                               0.62                          0.84                        121,423

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $ 1.77                        $ 2.13                        828,081
   2015                                               1.82                          1.77                        709,559
   2014                                               1.66                          1.82                        617,446
   2013                                               1.25                          1.66                        546,735
   2012                                               1.07                          1.25                        424,448
   2011                                               1.09                          1.07                        324,618
   2010                                               0.86                          1.09                        389,883

COLUMBIA MID CAP VALUE FUND - R4 CLASS
  BAND 125
   2016                                             $ 0.98                        $ 1.10                        106,508
   2015                                               1.00 (01/15/15)               0.98                         93,905

COLUMBIA SELECT GLOBAL GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 1.02                        $ 0.94                         45,706
   2015                                               1.00 (01/15/15)               1.02                         36,943

COLUMBIA SELECT LARGE-CAP VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 0.98                        $ 1.17                          1,776
   2015                                               1.00 (01/15/15)               0.98                            220

COLUMBIA SELECT SMALLER-CAP VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 1.00                        $ 1.11                        466,272
   2015                                               1.00 (01/15/15)               1.00                        185,764

  BAND 100
   2016                                             $ 1.00                        $ 1.11                        137,532

  BAND 0
   2016                                             $ 1.01                        $ 1.14                        117,286

COLUMBIA SELECT SMALLER-CAP VALUE FUND - R4 CLASS
  BAND 125
   2016                                             $ 1.00                        $ 1.11                        100,782

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - A CLASS
  BAND 125
   2016                                             $ 1.74                        $ 1.98                        111,840
   2015                                               1.61                          1.74                        136,268
   2014                                               1.29                          1.61                        126,872
   2013                                               1.06                          1.29                        112,419
   2012                                               1.00                          1.06                        421,763

  BAND 100
   2016                                             $ 1.76                        $ 2.00                         97,249
   2015                                               1.62                          1.76                        158,170
   2014                                               1.30                          1.62                         48,717

  BAND 0
   2016                                             $ 1.83                        $ 2.11                          5,629
   2015                                               1.68                          1.83                          4,451
   2014                                               1.33                          1.68                          3,205
   2013                                               1.08                          1.33                          8,311
   2012                                               1.00                          1.08                        212,553

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - R4 CLASS
  BAND 125
   2016                                               $ 1.53                         $  1.75                          184,479
   2015                                                 1.42                            1.53                          186,160
   2014                                                 1.14                            1.42                          144,234
   2013                                                 1.00 (03/14/13)                 1.14                              131

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - Z CLASS
  BAND 125
   2016                                               $ 1.76                         $  2.01                          226,558
   2015                                                 1.62                            1.76                          904,884
   2014                                                 1.30                            1.62                          215,433
   2013                                                 1.07                            1.30                          114,196
   2012                                                 1.00                            1.07                        1,884,640

COLUMBIA SMALL CAP INDEX FUND - A CLASS
  BAND 125
   2016                                               $ 1.60                         $  1.99                       10,870,732
   2015                                                 1.66                            1.60                        8,141,867
   2014                                                 1.60                            1.66                        7,738,710
   2013                                                 1.15                            1.60                        8,074,633
   2012                                                 1.01                            1.15                        5,969,507
   2011                                                 1.01                            1.01                        4,340,079
   2010                                                 0.82                            1.01                        1,875,633
   2009                                                 0.66                            0.82                           63,922
   2008                                                 0.97                            0.66                            5,055

  BAND 0
   2016                                               $ 1.77                         $  2.23                        1,325,286
   2015                                                 1.82                            1.77                        1,074,575
   2014                                                 1.73                            1.82                        1,021,320
   2013                                                 1.23                            1.73                          768,286
   2012                                                 1.06                            1.23                          681,804
   2011                                                 1.05                            1.06                          347,893
   2010                                                 0.84                            1.05                          421,324

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND - A CLASS
  BAND 125
   2016                                               $ 0.99                         $  1.00                          325,530

COLUMBIA U.S. GOVERNMENT MORTGAGE FUND - R4 CLASS
  BAND 125
   2016                                               $ 1.00                         $  1.01                           63,141

CRM MID CAP VALUE - INVESTOR CLASS
  BAND 125
   2016                                               $ 2.04                         $  2.33                               78
   2015                                                 2.12                            2.04                               77
   2014                                                 2.03                            2.12                          376,761
   2013                                                 1.54                            2.03                          379,868
   2012                                                 1.33                            1.54                          338,851
   2011                                                 1.45                            1.33                          316,585
   2010                                                 1.24                            1.45                          257,232
   2009                                                 1.00 (05/01/09)                 1.24                          230,195

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE CROCI U.S. FUND - A CLASS
  BAND 125
   2016                                             $  1.00 (11/17/16)            $ 1.01                          62,819

  BAND 100
   2016                                             $  1.00 (11/17/16)            $ 1.01                           8,148

DEUTSCHE ENHANCED COMMODITY STRATEGY FUND - A CLASS
  BAND 125
   2016                                             $  0.83                       $ 0.90                              52
   2015                                                1.00 (01/15/15)              0.83                           3,957

DEUTSCHE ENHANCED COMMODITY STRATEGY FUND - S CLASS
  BAND 125
   2016                                             $  0.83                       $ 0.91                          37,472

DEUTSCHE MID CAP VALUE FUND - A CLASS
  BAND 125
   2016                                             $  2.43                       $ 2.67                          23,736
   2015                                                2.41                         2.43                          15,248
   2014                                                2.24                         2.41                          39,685
   2013                                                1.64                         2.24                          23,354
   2012                                                1.42                         1.64                          22,226
   2011                                                1.53                         1.42                           2,715
   2010                                                1.30                         1.53                           2,598

  BAND 100
   2016                                             $  2.47                       $ 2.72                          35,048
   2015                                                2.45                         2.47                          42,331
   2014                                                2.27                         2.45                          35,935
   2013                                                1.66                         2.27                           1,946

DEUTSCHE MID CAP VALUE FUND - S CLASS
  BAND 125
   2016                                             $  2.47                       $ 2.72                          20,477
   2015                                                2.45                         2.47                          14,134
   2014                                                2.27                         2.45                          11,670
   2013                                                1.66                         2.27                           1,594
   2012                                                1.43                         1.66                              89
   2011                                                1.54                         1.43                              45

DEUTSCHE REAL ASSETS FUND - A CLASS
  BAND 125
   2016                                             $  1.26                       $ 1.30                         135,784
   2015                                                1.41                         1.26                         114,255
   2014                                                1.39                         1.41                         136,931
   2013                                                1.40                         1.39                          92,885
   2012                                                1.29                         1.40                          44,806
   2011                                                1.36                         1.29                           4,594
   2010                                                1.22                         1.36                           1,856

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                             $ 1.37                      $  1.43                         47,942
    2015                                               1.52                         1.37                         45,471
    2014                                               1.47                         1.52                         49,299
    2013                                               1.46                         1.47                         45,808
    2012                                               1.34                         1.46                         41,254
    2011                                               1.39                         1.34                         11,080
    2010                                               1.23                         1.39                         20,809
    2009                                               1.00 (05/01/09)              1.23                             96

DEUTSCHE REAL ASSETS FUND - S CLASS
  BAND 125
    2016                                             $ 1.28                      $  1.31                         44,421
    2015                                               1.43                         1.28                         46,263
    2014                                               1.40                         1.43                         16,116

DEUTSCHE REAL ESTATE SECURITIES - A CLASS
  BAND 125
    2016                                             $ 1.49                      $  1.57                        356,220
    2015                                               1.47                         1.49                        709,360
    2014                                               1.13                         1.47                        735,250
    2013                                               1.15                         1.13                        547,199
    2012                                               1.00                         1.15                        457,543
    2011                                               1.00 (06/23/11)              1.00                          9,538

  BAND 0
    2016                                             $ 1.57                      $  1.68                         86,268
    2015                                               1.54                         1.57                         75,031
    2014                                               1.17                         1.54                        110,709
    2013                                               1.17                         1.17                         96,180
    2012                                               1.00                         1.17                        238,363
    2011                                               1.00 (06/23/11)              1.00                        200,962

DEUTSCHE REAL ESTATE SECURITIES - S CLASS
  BAND 125
    2016                                             $ 1.50                      $  1.59                      2,966,522
    2015                                               1.48                         1.50                      2,846,030
    2014                                               1.14                         1.48                      3,054,657
    2013                                               1.16                         1.14                      1,535,405
    2012                                               1.00                         1.16                        595,390
    2011                                               1.00 (06/23/11)              1.00                        309,548

DEUTSCHE SMALL CAP VALUE FUND - A CLASS
  BAND 125
    2016                                             $ 1.88                      $  2.17                         47,691
    2015                                               2.06                         1.88                         77,431
    2014                                               2.07                         2.06                        102,865
    2013                                               1.56                         2.07                        108,895
    2012                                               1.36                         1.56                         91,002
    2011                                               1.54                         1.36                        185,312
    2010                                               1.31                         1.54                        108,134
    2009                                               1.00 (05/01/09)              1.31                         62,698

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                             $ 1.91                        $ 2.21                          1,366
   2015                                               2.09                          1.91                          1,366

  BAND 0
   2016                                             $ 2.05                        $ 2.39                              -
   2015                                               2.21                          2.05                          1,391
   2014                                               2.20                          2.21                          4,044
   2013                                               1.63                          2.20                          3,191
   2012                                               1.41                          1.63                         45,934
   2011                                               1.57                          1.41                         44,371
   2010                                               1.32                          1.57                          6,160

DEUTSCHE SMALL CAP VALUE FUND - S CLASS
  BAND 125
   2016                                             $ 1.91                        $ 2.21                         24,013
   2015                                               2.08                          1.91                         35,562
   2014                                               2.09                          2.08                         33,017
   2013                                               1.57                          2.09                         27,250
   2012                                               1.37                          1.57                         35,043
   2011                                               1.54                          1.37                         36,903
   2010                                               1.31                          1.54                         40,674
   2009                                               1.00 (05/01/09)               1.31                         13,710

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - A CLASS
  BAND 125
   2016                                             $ 1.01                        $ 1.01                          9,784
   2015                                               1.02                          1.01                         14,718
   2014                                               0.98                          1.02                         20,910
   2013                                               1.04                          0.98                         15,909
   2012                                               1.03                          1.04                         16,683
   2011                                               1.00 (06/23/11)               1.03                         12,247

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - S CLASS
  BAND 125
   2016                                             $ 1.02                        $ 1.02                        453,665
   2015                                               1.03                          1.02                        402,969
   2014                                               0.98                          1.03                        496,312
   2013                                               1.04                          0.98                        359,757
   2012                                               1.03                          1.04                        144,176
   2011                                               1.00 (06/23/11)               1.03                        131,711

  BAND 0
   2016                                             $ 1.08                        $ 1.09                        437,320

DFA EMERGING MARKETS VALUE - R2 CLASS
  BAND 125
   2016                                             $ 0.66                        $ 0.77                         48,324
   2015                                               0.82                          0.66                         46,614
   2014                                               0.87                          0.82                         68,093
   2013                                               0.92                          0.87                      5,426,348
   2012                                               0.78                          0.92                        576,446
   2011                                               1.00 (06/23/11)               0.78                        283,839

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA GLOBAL ALLOCATION 25/75 - R2 CLASS
  BAND 125
   2016                                              $ 1.07                       $  1.10                               -
   2015                                                1.09                          1.07                               -
   2014                                                1.08                          1.09                               -
   2013                                                1.04                          1.08                       1,831,664
   2012                                                0.98                          1.04                       1,858,825

DFA GLOBAL ALLOCATION 60/40 - R2 CLASS
  BAND 125
   2016                                              $ 1.19                       $  1.28                          83,626
   2015                                                1.23                          1.19                          98,500
   2014                                                1.20                          1.23                          58,313
   2013                                                1.05                          1.20                      10,142,362
   2012                                                0.95                          1.05                       9,642,950

DFA GLOBAL EQUITY - R2 CLASS
  BAND 125
   2016                                              $ 1.32                       $  1.47                       4,170,697
   2015                                                1.38                          1.32                       3,922,842
   2014                                                1.34                          1.38                         985,900
   2013                                                1.05                          1.34                       1,693,548
   2012                                                0.90                          1.05                       1,561,258
   2011                                                1.00 (06/23/11)               0.90                           2,742

  BAND 0
   2016                                              $ 1.40                       $  1.57                         503,319

DFA INTERNATIONAL VALUE - R2 CLASS
  BAND 125
   2016                                              $ 0.97                       $  1.03                               -
   2015                                                1.05                          0.97                               -
   2014                                                1.14                          1.05                               -
   2013                                                0.94                          1.14                         579,713
   2012                                                0.82                          0.94                         504,704
   2011                                                1.00 (06/23/11)               0.82                           2,156

DFA US TARGETED VALUE - R2 CLASS
  BAND 125
   2016                                              $ 1.42                       $  1.78                       4,848,747
   2015                                                1.53                          1.42                       4,864,256
   2014                                                1.51                          1.53                       3,912,244
   2013                                                1.07                          1.51                       1,229,072
   2012                                                0.91                          1.07                         275,002
   2011                                                1.00 (06/23/11)               0.91                          30,387

  BAND 0
   2016                                              $ 1.50                       $  1.90                         563,041

DREYFUS NATURAL RESOURCES FUND - I CLASS
  BAND 125
   2016                                              $ 0.74                       $  0.94                         514,958
   2015                                                1.00 (05/21/15)               0.74                          78,557

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FEDERATED HIGH YIELD TRUST - INSTITUTIONAL CLASS
  BAND 125
    2016                                             $ 0.97                       $ 1.10                      2,738,963
    2015                                               1.01                         0.97                        694,053

FEDERATED HIGH YIELD TRUST - SERVICE CLASS
  BAND 125
    2016                                             $ 0.96                       $ 1.09                        385,267
    2015                                               1.01                         0.96                         77,831

FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
  BAND 125
    2016                                             $ 0.90                       $ 0.86                        732,662
    2015                                               0.93                         0.90                        640,265
    2014                                               1.00 (06/26/14)              0.93                        566,284

  BAND 0
    2016                                             $ 0.91                       $ 0.89                        929,173

FEDERATED INTERNATIONAL LEADERS FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                             $ 0.90                       $ 0.87                        467,832
    2015                                               0.93                         0.90                        269,215

FEDERATED KAUFMANN LARGE CAP FUND - A CLASS
  BAND 125
    2016                                             $ 1.07                       $ 1.11                        282,981
    2015                                               1.06                         1.07                        176,299

FEDERATED KAUFMANN LARGE CAP FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                             $ 1.08                       $ 1.11                        317,170
    2015                                               1.06                         1.08                        408,084

FEDERATED MDT ALL CAP CORE FUND - A CLASS
  BAND 125
    2016                                             $ 0.98                       $ 1.09                        141,831
    2015                                               1.04                         0.98                          6,712

FEDERATED MDT ALL CAP CORE FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                             $ 0.99                       $ 1.09                            675
    2015                                               1.04                         0.99                             75

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - T CLASS
  BAND 125
    2016                                             $ 2.22                       $ 2.12                         16,330
    2015                                               2.17                         2.22                         17,773
    2014                                               2.28                         2.17                         60,802
    2013                                               1.84                         2.28                         64,801
    2012                                               1.55                         1.84                         66,547
    2011                                               1.82                         1.55                         66,949
    2010                                               1.69                         1.82                         82,682
    2009                                               1.39                         1.69                         85,749
    2008                                               2.42                         1.39                        106,914
    2007                                               2.24                         2.42                        120,628

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.06                       $  1.22                        302,672
    2015                                             1.13                          1.06                        579,537
    2014                                             1.03                          1.13                        442,967

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - T CLASS
  BAND 125
    2016                                          $  1.05                       $  1.20                        280,252
    2015                                             1.13                          1.05                        368,164
    2014                                             1.03                          1.13                        434,402

FIDELITY ADVISOR DIVIDEND GROWTH FUND - T CLASS
  BAND 125
    2016                                          $  2.04                       $  2.17                        423,020
    2015                                             2.10                          2.04                        440,446
    2014                                             1.91                          2.10                        424,814
    2013                                             1.48                          1.91                        574,454
    2012                                             1.26                          1.48                        513,362
    2011                                             1.41                          1.26                        442,190
    2010                                             1.18                          1.41                        335,381
    2009                                             0.78                          1.18                        464,760
    2008                                             1.41                          0.78                        292,927
    2007                                             1.43                          1.41                        300,611

  BAND 100
    2016                                          $  2.11                       $  2.24                        177,522
    2015                                             2.15                          2.11                        185,661
    2014                                             1.96                          2.15                        202,449
    2013                                             1.51                          1.96                          2,465
    2012                                             1.29                          1.51                          2,162
    2011                                             1.43                          1.29                          1,792
    2010                                             0.79                          1.43                          8,747
    2009                                             1.43                          0.79                          6,715
    2008                                             1.44                          1.43                         33,701

FIDELITY ADVISOR EQUITY GROWTH FUND - T CLASS
  BAND 125
    2016                                          $  2.00                       $  1.98                        312,278
    2015                                             1.90                          2.00                        382,796
    2014                                             1.74                          1.90                        397,268
    2013                                             1.30                          1.74                        380,907
    2012                                             1.16                          1.30                        467,664
    2011                                             1.17                          1.16                        512,896
    2010                                             0.96                          1.17                        523,949
    2009                                             0.76                          0.96                        501,550
    2008                                             1.46                          0.76                        340,137
    2007                                             1.17                          1.46                        226,857

  BAND 100
    2016                                          $  2.06                       $  2.04                         17,489
    2015                                             1.95                          2.06                         15,693
    2014                                             1.78                          1.95                         29,001

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2016                                              $ 2.18                       $  2.17                         575,981
   2015                                                2.06                          2.18                         572,767
   2014                                                1.87                          2.06                         622,399
   2013                                                1.39                          1.87                         650,285
   2012                                                1.22                          1.39                         674,189
   2011                                                1.23                          1.22                         671,968
   2010                                                1.00                          1.23                         672,312
   2009                                                0.79                          1.00                         577,242
   2008                                                1.50                          0.79                         515,867
   2007                                                1.20                          1.50                         488,499

FIDELITY ADVISOR EQUITY INCOME FUND - T CLASS
  BAND 125
   2016                                              $ 2.02                       $  2.34                         130,318
   2015                                                2.14                          2.02                         307,098
   2014                                                2.01                          2.14                         319,183
   2013                                                1.60                          2.01                         335,706
   2012                                                1.39                          1.60                         359,567
   2011                                                1.40                          1.39                         400,737
   2010                                                1.25                          1.40                         491,198
   2009                                                1.02                          1.25                         405,974
   2008                                                1.75                          1.02                         332,880
   2007                                                1.71                          1.75                         265,126

  BAND 100
   2016                                              $ 2.08                       $  2.42                           5,865
   2015                                                2.20                          2.08                           8,111

  BAND 50
   2016                                              $ 2.21                       $  2.58                         127,274
   2015                                                2.33                          2.21                         131,688
   2014                                                2.17                          2.33                         186,504
   2013                                                1.71                          2.17                         209,346
   2012                                                1.48                          1.71                         231,045
   2011                                                1.48                          1.48                         344,040
   2010                                                1.31                          1.48                         329,502
   2009                                                1.06                          1.31                         288,245
   2008                                                1.80                          1.06                         267,247
   2007                                                1.75                          1.80                         210,987

  BAND 0
   2016                                              $ 2.38                       $  2.79                               -
   2015                                                2.50                          2.38                               -
   2014                                                2.31                          2.50                               -
   2013                                                1.81                          2.31                               -
   2012                                                1.56                          1.81                               -
   2011                                                1.55                          1.56                          33,784
   2010                                                1.37                          1.55                          28,514
   2009                                                1.10                          1.37                          22,644
   2008                                                1.87                          1.10                          15,455
   2007                                                1.80                          1.87                          11,326

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2010 FUND - I CLASS
  BAND 125
   2016                                              $ 0.95                       $  1.00                         86,712
   2015                                                1.00 (05/21/15)               0.95                        101,387

FIDELITY ADVISOR FREEDOM 2010 FUND - T CLASS
  BAND 125
   2016                                              $ 1.36                       $  1.42                        598,184
   2015                                                1.39                          1.36                      1,240,865
   2014                                                1.35                          1.39                      1,658,457
   2013                                                1.24                          1.35                      3,011,856
   2012                                                1.15                          1.24                      5,413,226
   2011                                                1.17                          1.15                      6,003,149
   2010                                                1.06                          1.17                      6,149,228
   2009                                                0.85                          1.06                      6,463,555
   2008                                                1.18                          0.85                      4,472,109
   2007                                                1.12                          1.18                      2,560,297

  BAND 100
   2016                                              $ 1.39                       $  1.46                        342,686
   2015                                                1.42                          1.39                        366,846
   2014                                                1.38                          1.42                        404,225
   2013                                                1.27                          1.38                        481,849
   2012                                                1.17                          1.27                        528,369
   2011                                                1.18                          1.17                        539,122
   2010                                                1.07                          1.18                        564,987
   2009                                                0.86                          1.07                        537,044
   2008                                                1.19                          0.86                        554,361
   2007                                                1.12                          1.19                          7,983

  BAND 0
   2016                                              $ 1.55                       $  1.65                         70,437
   2015                                                1.57                          1.55                        293,175
   2014                                                1.51                          1.57                        274,524
   2013                                                1.37                          1.51                        239,195
   2012                                                1.25                          1.37                        563,501
   2011                                                1.26                          1.25                        874,492
   2010                                                1.12                          1.26                        965,926
   2009                                                0.90                          1.12                        917,807
   2008                                                l.22                          0.90                        503,935
   2007                                                1.14                          1.22                        224,594

FIDELITY ADVISOR FREEDOM 2015 FUND - I CLASS
  BAND 125
   2016                                              $ 0.94                       $  1.00                        208,658
   2015                                                1.00 (05/21/15)               0.94                        349,845

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2015 FUND - T CLASS
  BAND 125
   2016                                              $ 1.38                       $  1.45                      1,268,081
   2015                                                1.42                          1.38                      2,628,162
   2014                                                1.37                          1.42                      4,322,131
   2013                                                1.25                          1.37                      7,464,193
   2012                                                1.15                          1.25                     12,403,755
   2011                                                1.18                          1.15                     14,122,945
   2010                                                1.06                          1.18                     13,833,358
   2009                                                0.85                          1.06                     13,248,548
   2008                                                1.21                          0.85                      6,035,674
   2007                                                1.14                          1.21                      2,212,996

  BAND 100
   2016                                              $ 1.42                       $  1.50                        165,083
   2015                                                1.45                          1.42                        254,208
   2014                                                1.40                          1.45                        320,164
   2013                                                1.28                          1.40                              -
   2012                                                1.17                          1.28                              -
   2011                                                1.19                          1.17                              -
   2010                                                1.07                          1.19                         22,097
   2009                                                0.86                          1.07                         18,844
   2008                                                1.22                          0.86                         13,065
   2007                                                1.14                          1.22                         11,743

  BAND 50
   2016                                              $ 1.50                       $  1.59                         51,727
   2015                                                1.52                          1.50                         68,724
   2014                                                1.47                          1.52                         47,271
   2013                                                1.33                          1.47                         88,979
   2012                                                1.21                          1.33                         58,168
   2011                                                1.23                          1.21                         28,895
   2010                                                1.10                          1.23                          6,118
   2009                                                0.88                          1.10                            390

  BAND 0
   2016                                              $ 1.58                       $  1.68                        310,233
   2015                                                1.60                          1.58                        310,502
   2014                                                1.53                          1.60                        672,457
   2013                                                1.38                          1.53                        695,969
   2012                                                1.25                          1.38                        925,665
   2011                                                1.26                          1.25                        715,419
   2010                                                1.13                          1.26                        577,339
   2009                                                0.90                          1.13                        510,765
   2008                                                1.25                          0.90                        285,007
   2007                                                1.17                          1.25                        197,677

FIDELITY ADVISOR FREEDOM 2020 FUND - I CLASS
  BAND 125
   2016                                              $ 0.94                       $  1.00                        743,029
   2015                                                1.00 (05/21/15)               0.94                        886,103

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2020 FUND - T CLASS
  BAND 125
   2016                                              $ 1.37                       $  1.45                      3,985,887
   2015                                                1.41                          1.37                      5,968,101
   2014                                                1.36                          1.41                      7,198,634
   2013                                                1.23                          1.36                     10,028,587
   2012                                                1.12                          1.23                     14,036,695
   2011                                                1.15                          1.12                     14,968,176
   2010                                                1.03                          1.15                     14,644,737
   2009                                                0.81                          1.03                     13,736,268
   2008                                                1.23                          0.81                      8,317,685
   2007                                                1.16                          1.23                      3,336,131

  BAND 100
   2016                                              $ 1.41                       $  1.49                      1,625,764
   2015                                                1.44                          1.41                      1,421,674
   2014                                                1.39                          1.44                      1,417,709
   2013                                                1.25                          1.39                        916,314
   2012                                                1.14                          1.25                      1,022,868
   2011                                                1.17                          1.14                        939,111
   2010                                                1.04                          1.17                        968,898
   2009                                                0.81                          1.04                        944,832
   2008                                                1.24                          0.81                        879,690
   2007                                                1.16                          1.24                          9,727

  BAND 50
   2016                                              $ 1.49                       $  1.58                        350,892
   2015                                                1.51                          1.49                        586,307
   2014                                                1.45                          1.51                        570,079
   2013                                                1.30                          1.45                        242,855
   2012                                                1.18                          1.30                        218,638
   2011                                                1.20                          1.18                        179,774
   2010                                                1.07                          1.20                        150,356
   2009                                                0.83                          1.07                          3,654

  BAND 0
   2016                                              $ 1.57                       $  1.68                        121,801
   2015                                                1.59                          1.57                        280,752
   2014                                                1.52                          1.59                        428,595
   2013                                                1.35                          1.52                        526,361
   2012                                                1.22                          1.35                      1,235,158
   2011                                                1.24                          1.22                      2,838,097
   2010                                                1.09                          1.24                      2,584,253
   2009                                                0.85                          1.09                      2,192,200
   2008                                                1.28                          0.85                      1,369,723
   2007                                                1.18                          1.28                        812,343

FIDELITY ADVISOR FREEDOM 2025 FUND - I CLASS
  BAND 125
   2016                                              $ 0.94                       $  0.99                        661,921
   2015                                                1.00 (05/21/15)               0.94                        701,247

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2025 FUND - T CLASS
  BAND 125
   2016                                              $ 1.42                       $  1.50                      2,161,344
   2015                                                1.45                          1.42                      3,686,971
   2014                                                1.40                          1.45                      4,654,005
   2013                                                1.23                          1.40                      7,225,631
   2012                                                1.11                          1.23                     10,735,273
   2011                                                1.15                          1.11                     11,460,614
   2010                                                1.02                          1.15                     11,007,201
   2009                                                0.79                          1.02                      9,647,630
   2008                                                1.25                          0.79                      4,571,759
   2007                                                1.16                          1.25                      1,484,817

  BAND 100
   2016                                              $ 1.46                       $  1.54                        259,071
   2015                                                1.49                          1.46                        384,174
   2014                                                1.43                          1.49                        530,717
   2013                                                1.25                          1.43                              -
   2012                                                1.13                          1.25                              -
   2011                                                1.17                          1.13                              -
   2010                                                1.03                          1.17                         44,190
   2009                                                0.80                          1.03                         36,181
   2008                                                1.25                          0.80                         23,181
   2007                                                1.17                          1.25                         22,031

  BAND 50
   2016                                              $ 1.54                       $  1.64                        167,866
   2015                                                1.56                          1.54                        208,772
   2014                                                1.50                          1.56                        170,792
   2013                                                1.30                          1.50                         98,479
   2012                                                1.17                          1.30                        100,715
   2011                                                1.21                          1.17                          4,234

  BAND 0
   2016                                              $ 1.62                       $  1.74                        943,281
   2015                                                1.64                          1.62                      1,106,386
   2014                                                1.57                          1.64                      1,023,276
   2013                                                1.36                          1.57                        946,328
   2012                                                1.21                          1.36                      1,360,533
   2011                                                1.24                          1.21                      1,514,004
   2010                                                1.09                          1.24                      1,020,401
   2009                                                0.83                          1.09                        776,029
   2008                                                1.29                          0.83                        463,578
   2007                                                1.19                          1.29                        226,462

FIDELITY ADVISOR FREEDOM 2030 FUND - I CLASS
  BAND 125
   2016                                              $ 0.93                       $  0.99                      1,192,207
   2015                                                1.00 (05/21/15)               0.93                        955,173

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2030 FUND - T CLASS
  BAND 125
   2016                                              $ 1.39                       $  1.48                      3,845,147
   2015                                                1.43                          1.39                      5,365,301
   2014                                                1.38                          1.43                      6,665,118
   2013                                                1.19                          1.38                      8,880,891
   2012                                                1.07                          1.19                     11,953,765
   2011                                                1.12                          1.07                     12,479,745
   2010                                                0.99                          1.12                     11,727,878
   2009                                                0.76                          0.99                     10,790,182
   2008                                                1.27                          0.76                      6,118,305
   2007                                                1.18                          1.27                      1,852,672

  BAND 100
   2016                                              $ 1.43                       $  1.52                        980,003
   2015                                                1.46                          1.43                        977,226
   2014                                                1.41                          1.46                        821,240
   2013                                                1.22                          1.41                        702,787
   2012                                                1.09                          1.22                        663,955
   2011                                                1.14                          1.09                        607,081
   2010                                                1.00                          1.14                        651,049
   2009                                                0.77                          1.00                        718,274
   2008                                                1.28                          0.77                        651,510
   2007                                                1.19                          1.28                          7,111

  BAND 50
   2016                                              $ 1.51                       $  1.62                        101,705
   2015                                                1.54                          1.51                        113,929
   2014                                                1.47                          1.54                         91,837
   2013                                                1.27                          1.47                         89,553
   2012                                                1.13                          1.27                         25,956
   2011                                                1.17                          1.13                         13,262
   2010                                                1.03                          1.17                          2,144

  BAND 0
   2016                                              $ 1.60                       $  1.72                        533,022
   2015                                                1.62                          1.60                        985,252
   2014                                                1.54                          1.62                      1,089,068
   2013                                                1.32                          1.54                        949,696
   2012                                                1.17                          1.32                      1,386,131
   2011                                                1.21                          1.17                      2,180,406
   2010                                                1.05                          1.21                      2,041,411
   2009                                                0.80                          1.05                      1,904,528
   2008                                                1.32                          0.80                      1,192,093
   2007                                                1.21                          1.32                        966,196

FIDELITY ADVISOR FREEDOM 2035 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                        646,280
   2015                                                1.00 (05/21/15)               0.92                        621,600

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2035 FUND - T CLASS
  BAND 125
   2016                                              $ 1.42                       $  1.51                      1,678,669
   2015                                                1.45                          1.42                      2,729,255
   2014                                                1.40                          1.45                      3,337,021
   2013                                                1.19                          1.40                      5,443,162
   2012                                                1.06                          1.19                      7,259,926
   2011                                                1.12                          1.06                      7,923,041
   2010                                                0.99                          1.12                      7,328,957
   2009                                                0.76                          0.99                      5,819,277
   2008                                                1.27                          0.76                      2,636,351
   2007                                                1.18                          1.27                        600,825

  BAND 100
   2016                                              $ 1.46                       $  1.55                        311,965
   2015                                                1.49                          1.46                        410,556
   2014                                                1.43                          1.49                        435,251
   2013                                                1.21                          1.43                              -
   2012                                                1.07                          1.21                              -
   2011                                                1.14                          1.07                              -
   2010                                                1.00                          1.14                         34,521
   2009                                                0.76                          1.00                         32,749
   2008                                                1.28                          0.76                         28,530
   2007                                                1.19                          1.28                         21,693

  BAND 50
   2016                                              $ 1.54                       $  1.65                         42,564
   2015                                                1.56                          1.54                         32,196
   2014                                                1.50                          1.56                         25,419
   2013                                                1.26                          1.50                         18,604
   2012                                                1.11                          1.26                         11,862
   2011                                                1.17                          1.11                          5,519
   2010                                                1.02                          1.17                          1,059

  BAND 0
   2016                                              $ 1.62                       $  1.75                        184,634
   2015                                                1.64                          1.62                        428,614
   2014                                                1.56                          1.64                        709,589
   2013                                                1.31                          1.56                        689,886
   2012                                                1.15                          1.31                      1,583,681
   2011                                                1.21                          1.15                      1,574,114
   2010                                                1.05                          1.21                      1,423,094
   2009                                                0.79                          1.05                      1,266,070
   2008                                                1.32                          0.79                        865,943
   2007                                                1.21                          1.32                        318,069

FIDELITY ADVISOR FREEDOM 2040 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                        933,353
   2015                                                1.00 (05/21/15)               0.92                        683,903

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2040 FUND - T CLASS
  BAND 125
   2016                                              $ 1.41                       $  1.50                      1,909,524
   2015                                                1.45                          1.41                      2,883,311
   2014                                                1.40                          1.45                      3,873,514
   2013                                                1.18                          1.40                      6,097,507
   2012                                                1.05                          1.18                      8,023,085
   2011                                                1.12                          1.05                      8,912,034
   2010                                                0.98                          1.12                      8,528,921
   2009                                                0.75                          0.98                      7,610,841
   2008                                                1.28                          0.75                      4,208,970
   2007                                                1.19                          1.28                      1,399,390

  BAND 100
   2016                                              $ 1.45                       $  1.55                        413,141
   2015                                                1.48                          1.45                        475,066
   2014                                                1.43                          1.48                        468,577
   2013                                                1.20                          1.43                        183,955
   2012                                                1.07                          1.20                        165,452
   2011                                                1.13                          1.07                        142,167
   2010                                                0.99                          1.13                        142,760
   2009                                                0.75                          0.99                        136,320
   2008                                                1.29                          0.75                        113,361
   2007                                                1.20                          1.29                          8,468

  BAND 50
   2016                                              $ 1.53                       $  1.64                         60,216
   2015                                                1.56                          1.53                         45,930
   2014                                                1.49                          1.56                         13,964
   2013                                                1.25                          1.49                         10,267
   2012                                                1.10                          1.25                          4,717
   2011                                                1.17                          1.10                         15,695
   2010                                                1.01                          1.17                            236

  BAND 0
   2016                                              $ 1.62                       $  1.74                        769,516
   2015                                                1.64                          1.62                        894,197
   2014                                                1.56                          1.64                      1,814,155
   2013                                                1.30                          1.56                      2,216,911
   2012                                                1.14                          1.30                      3,775,238
   2011                                                1.20                          1.14                      4,250,155
   2010                                                1.04                          1.20                      3,678,833
   2009                                                0.78                          1.04                      3,159,009
   2008                                                1.33                          0.78                      1,811,399
   2007                                                1.22                          1.33                      1,252,423

FIDELITY ADVISOR FREEDOM 2045 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                        653,646
   2015                                                1.00 (05/21/15)               0.92                        598,193

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2045 FUND - T CLASS
  BAND 125
   2016                                              $ 1.10                       $  1.18                        975,219
   2015                                                1.13                          1.10                      1,479,293
   2014                                                1.09                          1.13                      2,154,882
   2013                                                0.92                          1.09                      3,095,269
   2012                                                0.81                          0.92                      3,857,436
   2011                                                0.87                          0.81                      4,278,125
   2010                                                0.76                          0.87                      3,833,729
   2009                                                0.58                          0.76                      2,900,608
   2008                                                1.00                          0.58                        822,566
   2007                                                1.00 (05/24/07)               1.00                         69,990

  BAND 100
   2016                                              $ 1.13                       $  1.20                        183,848
   2015                                                1.15                          1.13                        151,519
   2014                                                1.11                          1.15                        138,610
   2013                                                0.93                          1.11                          6,821

  BAND 50
   2016                                              $ 1.18                       $  1.26                         45,886
   2015                                                1.20                          1.18                         47,296
   2014                                                1.15                          1.20                         31,181
   2013                                                0.96                          1.15                         19,841
   2012                                                0.84                          0.96                          9,330
   2011                                                0.89                          0.84                          4,775
   2010                                                0.78                          0.89                            398

  BAND 0
   2016                                              $ 1.23                       $  1.33                        826,084
   2015                                                1.25                          1.23                      1,258,937
   2014                                                1.19                          1.25                      1,225,380
   2013                                                0.98                          1.19                      1,113,020
   2012                                                0.86                          0.98                      1,212,506
   2011                                                0.91                          0.86                      1,128,954
   2010                                                0.79                          0.91                        862,059
   2009                                                0.59                          0.79                        676,115
   2008                                                1.01                          0.59                        131,630
   2007                                                1.00 (05/24/07)               1.01                         45,628

FIDELITY ADVISOR FREEDOM 2050 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                        866,212
   2015                                                1.00 (05/21/15)               0.92                        619,395

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2050 FUND - T CLASS
  BAND 125
   2016                                              $ 1.09                       $  1.16                        851,936
   2015                                                1.12                          1.09                      1,246,853
   2014                                                1.08                          1.12                      1,949,971
   2013                                                0.90                          1.08                      2,353,264
   2012                                                0.80                          0.90                      2,705,965
   2011                                                0.86                          0.80                      2,777,533
   2010                                                0.75                          0.86                      2,559,055
   2009                                                0.57                          0.75                      1,915,456
   2008                                                1.00                          0.57                        763.226
   2007                                                1.00 (05/24/07)               1.00                          8,809

  BAND 100
   2016                                              $ 1.12                       $  1.19                        131,818
   2015                                                1.14                          1.12                         91,385
   2014                                                1.10                          1.14                         62,965
   2013                                                0.92                          1.10                         54,881
   2012                                                0.81                          0.92                         36,582
   2011                                                0.87                          0.81                         30,848
   2010                                                0.76                          0.87                          7,154
   2009                                                0.57                          0.76                          5,172
   2008                                                1.01                          0.57                          4,719

  BAND 50
   2016                                              $ 1.16                       $  1.25                        105,124
   2015                                                1.19                          1.16                         50,377
   2014                                                1.13                          1.19                         28,495
   2013                                                0.94                          1.13                         41,163
   2012                                                0.83                          0.94                         25,098
   2011                                                0.88                          0.83                         25,855
   2010                                                0.77                          0.88                         19,278

  BAND 0
   2016                                              $ 1.22                       $  1.31                        797,513
   2015                                                1.23                          1.22                      1,094,684
   2014                                                1.17                          1.23                        972,941
   2013                                                0.97                          1.17                        854,837
   2012                                                0.85                          0.97                        890,020
   2011                                                0.90                          0.85                        847,405
   2010                                                0.78                          0.90                        583,546
   2009                                                0.58                          0.78                        469,356
   2008                                                1.01                          0.58                         98,233
   2007                                                1.00 (05/24/07)               1.01                         17,795

FIDELITY ADVISOR FREEDOM 2055 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                        317,863
   2015                                                1.00 (05/21/15)               0.92                        229,919

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2055 FUND - T CLASS
  BAND 125
   2016                                              $ 1.40                       $  1.50                        368,142
   2015                                                1.44                          1.40                        287,709
   2014                                                1.39                          1.44                        234,721
   2013                                                1.16                          1.39                        127,921
   2012                                                1.02                          1.16                         27,174

  BAND 100
   2016                                              $ 1.42                       $  1.51                         15,962
   2015                                                1.45                          1.42                         17,093
   2014                                                1.40                          1.45                         21,158

  BAND 50
   2016                                              $ 1.45                       $  1.55                         16,584
   2015                                                1.47                          1.45                         12,564
   2014                                                1.41                          1.47                         11,950
   2013                                                1.17                          1.41                          5,600

  BAND 0
   2016                                              $ 1.48                       $  1.60                         55,805
   2015                                                1.50                          1.48                         71,087
   2014                                                1.43                          1.50                         36,009
   2013                                                1.17                          1.43                         13,520
   2012                                                1.02                          1.17                          2,593

FIDELITY ADVISOR FREEDOM 2060 FUND - I CLASS
  BAND 125
   2016                                              $ 0.92                       $  0.99                          2,018

FIDELITY ADVISOR FREEDOM INCOME FUND - I CLASS
  BAND 125
   2016                                              $ 0.97                       $  1.00                        171,092
   2015                                                1.00 (05/21/15)               0.97                        181,614

FIDELITY ADVISOR FREEDOM INCOME FUND - T CLASS
  BAND 125
   2016                                              $ 1.24                       $  1.28                        135,629
   2015                                                1.26                          1.24                        210,240
   2014                                                1.24                          1.26                        285,067
   2013                                                1.21                          1.24                        787,663
   2012                                                1.16                          1.21                        921,412
   2011                                                1.15                          1.16                        903,555
   2010                                                1.09                          1.15                      1,059,514
   2009                                                0.94                          1.09                      1,142,830
   2008                                                1.10                          0.94                        827,093
   2007                                                1.06                          1.10                        218,421

  BAND 100
   2016                                              $ 1.27                       $  1.31                         69,305
   2015                                                1.30                          1.27                        105,118
   2014                                                1.27                          1.30                        107,974

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  1.41                       $ 1.48                           3,457
   2015                                                1.43                         1.41                           1,051
   2014                                                1.39                         1.43                               -
   2013                                                1.33                         1.39                           1,938
   2012                                                1.26                         1.33                              18
   2011                                                1.24                         1.26                           7,593
   2010                                                1.15                         1.24                           7,098
   2009                                                0.98                         1.15                           2,768
   2008                                                1.14                         0.98                           5,193

FIDELITY ADVISOR GROWTH & INCOME FUND - T CLASS
  BAND 125
   2016                                             $  2.00                       $ 2.27                         128,458
   2015                                                2.08                         2.00                         136,221
   2014                                                1.92                         2.08                         164,030
   2013                                                1.47                         1.92                         142,149
   2012                                                1.26                         1.47                         102,373
   2011                                                1.26                         1.26                          85,428
   2010                                                1.12                         1.26                          79,843
   2009                                                0.90                         1.12                          62,255
   2008                                                1.56                         0.90                          61,556
   2007                                                1.42                         1.56                          28,956

  BAND 100
   2016                                             $  2.06                       $ 2.35                           8,918
   2015                                                2.14                         2.06                          10,576
   2014                                                1.97                         2.14                           8,584
   2013                                                1.50                         1.97                          12,055
   2012                                                1.29                         1.50                          29,925
   2011                                                1.28                         1.29                          28,010
   2010                                                1.14                         1.28                          22,828
   2009                                                0.91                         1.14                          19,714
   2008                                                1.58                         0.91                          16,921

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - T CLASS
  BAND 125
   2016                                             $  2.08                       $ 2.05                         173,388
   2015                                                2.02                         2.08                       2,123,843
   2014                                                1.83                         2.02                       2,262,893
   2013                                                1.36                         1.83                         284,741
   2012                                                1.16                         1.36                         296,324
   2011                                                1.16                         1.16                         187,626
   2010                                                0.95                         1.16                         262,484
   2009                                                0.65                         0.95                         190,108
   2008                                                1.48                         0.65                         205,633
   2007                                                1.22                         1.48                         106,976

  BAND 100
   2016                                             $  2.14                       $ 2.12                               -
   2015                                                2.07                         2.14                           6,234
   2014                                                1.88                         2.07                          15,060

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - T CLASS
  BAND 125
    2016                                          $ 1.70                       $  1.62                              -
    2015                                            1.68                          1.70                              -
    2014                                            1.67                          1.68                              -
    2013                                            1.39                          1.67                              -
    2012                                            1.13                          1.39                            872
    2011                                            1.31                          1.13                            872
    2010                                            1.15                          1.31                            872
    2009                                            0.75                          1.15                          1,009
    2008                                            1.55                          0.75                          1,009
    2007                                            1.51                          1.55                          1,009

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - A CLASS
  BAND 125
    2016                                          $ 1.61                       $  1.73                        767,858
    2015                                            1.73                          1.61                      1,245,739
    2014                                            1.66                          1.73                      1,009,736
    2013                                            1.23                          1.66                        630,671
    2012                                            0.97                          1.23                        976,923
    2011                                            1.10                          0.97                      2,206,045
    2010                                            0.89                          1.10                      2,831,233
    2009                                            0.57                          0.89                      2,865,736
    2008                                            1.24                          0.57                      2,484,309
    2007                                            1.05                          1.24                      1,371,276

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - T CLASS
  BAND 125
    2016                                          $ 1.58                       $  1.69                      1,578,186
    2015                                            1.70                          1.58                      2,112,772
    2014                                            1.64                          1.70                      2,779,037
    2013                                            1.22                          1.64                      3,117,489
    2012                                            0.96                          1.22                      3,030,878
    2011                                            1.09                          0.96                      3,386,647
    2010                                            0.89                          1.09                      4,070,345
    2009                                            0.56                          0.89                      3,676,663
    2008                                            1.24                          0.56                      2,596,337
    2007                                            1.05                          1.24                        585,312

  BAND 100
    2016                                          $ 1.61                       $  1.74                         61,817
    2015                                            1.73                          1.61                         57,951
    2014                                            1.67                          1.73                         54,456
    2013                                            1.24                          1.67                         32,745

  BAND 50
    2016                                          $ 1.69                       $  1.83                            855
    2015                                            1.81                          1.69                            919
    2014                                            1.73                          1.81                          1,201
    2013                                            1.28                          1.73                          1,227

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $ 1.77                       $ 1.93                         343,570
    2015                                            1.88                         1.77                         313,567
    2014                                            1.79                         1.88                         321,840
    2013                                            1.32                         1.79                         416,282
    2012                                            1.02                         1.32                         466,889
    2011                                            1.14                         1.02                         416,244
    2010                                            0.92                         1.14                         378,022
    2009                                            0.58                         0.92                         445,061
    2008                                            1.25                         0.58                         311,309

FIDELITY ADVISOR NEW INSIGHTS FUND - A CLASS
  BAND 125
    2016                                          $ 1.85                       $ 1.94                       2,636,638
    2015                                            1.83                         1.85                       2,784,320
    2014                                            1.70                         1.83                       2,117,824
    2013                                            1.30                         1.70                       2,063,086
    2012                                            1.14                         1.30                       1,705,153
    2011                                            1.16                         1.14                       1,055,379
    2010                                            1.00 (05/27/10)              1.16                         644,700

FIDELITY ADVISOR NEW INSIGHTS FUND - T CLASS
  BAND 125
    2016                                          $ 2.14                       $ 2.24                       1,821,127
    2015                                            2.12                         2.14                       2,942,457
    2014                                            1.97                         2.12                       3,142,808
    2013                                            1.51                         1.97                       5,362,012
    2012                                            1.32                         1.51                       4,847,774
    2011                                            1.36                         1.32                       3,674,789
    2010                                            1.19                         1.36                       2,534,440
    2009                                            0.93                         1.19                       1,673,112
    2008                                            1.53                         0.93                         946,901
    2007                                            1.29                         1.53                         683,490

  BAND 100
    2016                                          $ 2.19                       $ 2.30                         907,687
    2015                                            2.17                         2.19                         940,202
    2014                                            2.01                         2.17                         936,739
    2013                                            1.54                         2.01                          18,005
    2012                                            1.34                         1.54                          31,384
    2011                                            1.38                         1.34                          28,976
    2010                                            1.20                         1.38                          26,747
    2009                                            0.94                         1.20                          23,541
    2008                                            1.54                         0.94                          20,574

  BAND 0
    2016                                          $ 2.44                       $ 2.59                               -
    2015                                            2.39                         2.44                          59,962
    2014                                            2.19                         2.39                          51,699
    2013                                            1.66                         2.19                          37,775
    2012                                            1.44                         1.66                         152,795
    2011                                            1.45                         1.44                         152,877
    2010                                            1.26                         1.45                          20,385
    2009                                            0.98                         1.26                           7,046

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR OVERSEAS FUND - T CLASS
  BAND 125
    2016                                              $ 1.62                       $  1.51                              -
    2015                                                1.59                          1.62                              -
    2014                                                1.76                          1.59                              -
    2013                                                1.37                          1.76                              -
    2012                                                1.15                          1.37                              -
    2011                                                1.42                          1.15                              -
    2010                                                1.27                          1.42                              -
    2009                                                1.02                          1.27                            709
    2008                                                1.82                          1.02                            709
    2007                                                1.58                          1.82                         25,807

FIDELITY ADVISOR REAL ESTATE FUND - A CLASS
  BAND 125
    2016                                              $ 1.52                       $  1.58                      2,086,140
    2015                                                1.49                          1.52                      2,172,649
    2014                                                1.16                          1.49                      2,005,074
    2013                                                1.16                          1.16                      1,288,729
    2012                                                0.99                          1.16                        223,876
    2011                                                1.00 (06/23/11)               0.99                         76,086

FIDELITY ADVISOR REAL ESTATE FUND - I CLASS
  BAND 125
    2016                                              $ 1.23                       $  1.28                        932,440
    2015                                                1.20                          1.23                        271,703
    2014                                                1.00 (02/14/14)               1.20                         36,647

FIDELITY ADVISOR REAL ESTATE FUND - T CLASS
  BAND 125
    2016                                              $ 1.50                       $  1.56                        268,614
    2015                                                1.47                          1.50                        258,457
    2014                                                1.16                          1.47                        239,983
    2013                                                1.16                          1.16                        161,912
    2012                                                0.99                          1.16                        135,355
    2011                                                1.00 (06/23/11)               0.99                         83,192

FIDELITY ADVISOR SMALL CAP FUND - A CLASS
  BAND 125
    2016                                              $ 1.34                       $  1.44                            221
    2015                                                1.38                          1.34                            198
    2014                                                1.28                          1.38                            193
    2013                                                0.94                          1.28                         29,300
    2012                                                0.90                          0.94                         79,329

  BAND 0
    2016                                              $ 1.41                       $  1.54                              -
    2015                                                1.44                          1.41                          4,922
    2014                                                1.32                          1.44                            306

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR SMALL CAP FUND - T CLASS
  BAND 125
    2016                                             $ 3.18                       $ 3.42                      1,269,516
    2015                                               3.29                         3.18                      1,432,690
    2014                                               3.07                         3.29                      1,640,288
    2013                                               2.25                         3.07                      2,634,558
    2012                                               2.16                         2.25                      3,699,649
    2011                                               2.30                         2.16                      4,291,424
    2010                                               1.98                         2.30                      3,920,948
    2009                                               1.57                         1.98                      3,485,504
    2008                                               2.18                         1.57                      2,403,529
    2007                                               1.96                         2.18                      1,663,929

  BAND 100
    2016                                             $ 3.28                       $ 3.53                        128,483
    2015                                               3.38                         3.28                        154,834
    2014                                               3.15                         3.38                        147,562
    2013                                               2.31                         3.15                          1,315
    2012                                               2.20                         2.31                         14,164
    2011                                               2.34                         2.20                          6,677
    2010                                               2.01                         2.34                          3,762
    2009                                               1.59                         2.01                             56
    2008                                               2.20                         1.59                             56

  BAND 50
    2016                                             $ 3.49                       $ 3.78                        130,464
    2015                                               3.57                         3.49                        133,962
    2014                                               3.31                         3.57                        157,043
    2013                                               2.41                         3.31                        149,868
    2012                                               2.29                         2.41                        146,209
    2011                                               2.43                         2.29                        145,508
    2010                                               2.07                         2.43                        131,346
    2009                                               1.63                         2.07                        120,694
    2008                                               2.25                         1.63                        100,859
    2007                                               2.01                         2.25                         86,109

  BAND 0
    2016                                             $ 3.76                       $ 4.09                         26,602
    2015                                               3.83                         3.76                        454,194
    2014                                               3.54                         3.83                        532,036
    2013                                               2.56                         3.54                        724,941
    2012                                               2.42                         2.56                        829,165
    2011                                               2.55                         2.42                        886,178
    2010                                               2.17                         2.55                        922,902
    2009                                               1.70                         2.17                        222,548
    2008                                               2.33                         1.70                        177,289
    2007                                               2.07                         2.33                        151,529

FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND - T CLASS
  BAND 125
    2016                                             $ 1.44                       $ 1.55                         94,039
    2015                                               1.46                         1.44                         94,976
    2014                                               1.34                         1.46                        115,104
    2013                                               1.02                         1.34                        193,156
    2012                                               1.00 (10/26/12)              1.02                        177,292

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                          $  1.45                       $  1.56                        110,416
    2015                                             1.47                          1.45                        109,418
    2014                                             1.35                          1.47                         87,403

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2016                                          $  2.51                       $  2.73                         77,054
    2015                                             2.64                          2.51                         67,297
    2014                                             2.44                          2.64                         51,609
    2013                                             1.89                          2.44                         39,888
    2012                                             1.61                          1.89                         54,836
    2011                                             1.72                          1.61                         49,814
    2010                                             1.40                          1.72                        140,395
    2009                                             0.97                          1.40                        135,266
    2008                                             2.07                          0.97                        137,379
    2007                                             1.91                          2.07                        106,820

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.11                       $  1.23                        477,433

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - T CLASS
  BAND 125
    2016                                          $  1.09                       $  1.21                        208,742
    2015                                             1.13                          1.09                        325,886

FIDELITY ADVISOR STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2016                                          $  1.09                       $  1.17                        245,227
    2015                                             1.12                          1.09                        196,712
    2014                                             1.10                          1.12                         48,557
    2013                                             1.11                          1.10                        189,652
    2012                                             1.02                          1.11                        141,179
    2011                                             0.99                          1.02                         36,613

FIDELITY ADVISOR TOTAL BOND FUND - I CLASS
  BAND 125
    2016                                          $  1.02                       $  1.07                      5,372,057
    2015                                             1.04                          1.02                      4,120,155
    2014                                             1.00                          1.04                        160,829

  BAND 0
    2016                                          $  1.05                       $  1.11                        903,636
    2015                                             1.05                          1.05                         18,675
    2014                                             1.00                          1.05                          1,378

FIDELITY ADVISOR TOTAL BOND FUND - T CLASS
  BAND 125
    2016                                          $  1.02                       $  1.06                        391,802
    2015                                             1.04                          1.02                        878,079
    2014                                             1.00                          1.04                         45,730

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2016                                             $  1.30                      $ 1.48                            190
    2015                                                1.41                        1.30                              -
    2014                                                1.28                        1.41                          2,566
    2013                                                0.95                        1.28                          3,741
    2012                                                0.80                        0.95                          2,726

FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                             $  3.17                      $ 3.23                      7,717,820
    2015                                                3.21                        3.17                      8,606,176
    2014                                                3.07                        3.21                      9,480,841
    2013                                                2.69                        3.07                     10,911,197
    2012                                                2.42                        2.69                     11,834,430
    2011                                                2.51                        2.42                     12,831,857
    2010                                                2.23                        2.51                     13,585,774
    2009                                                1.75                        2.23                     14,197,930
    2008                                                2.48                        1.75                     17,731,161
    2007                                                2.18                        2.48                     21,773,695

FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                             $  6.23                      $ 6.65                     17,903,994
    2015                                                6.27                        6.23                     21,776,662
    2014                                                5.67                        6.27                     25,086,174
    2013                                                4.37                        5.67                     27,915,357
    2012                                                3.80                        4.37                     31,205,271
    2011                                                3.95                        3.80                     32,359,083
    2010                                                3.41                        3.95                     32,560,393
    2009                                                2.55                        3.41                     32,881,002
    2008                                                4.48                        2.55                     31,683,364
    2007                                                3.86                        4.48                     32,479,446

  BAND 0
    2016                                             $  8.07                      $ 8.72                        101,352
    2015                                                8.02                        8.07                        117,566
    2014                                                7.16                        8.02                         67,351
    2013                                                5.46                        7.16                         47,458
    2012                                                4.69                        5.46                         37,147

FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                             $  3.62                      $ 4.22                      3,028,660
    2015                                                3.82                        3.62                      3,708,929
    2014                                                3.56                        3.82                      4,065,814
    2013                                                2.81                        3.56                      4,242,896
    2012                                                2.43                        2.81                      4,188,660
    2011                                                2.43                        2.43                      4,723,467
    2010                                                2.14                        2.43                      5,385,567
    2009                                                1.66                        2.14                      6,387,962
    2008                                                2.94                        1.66                      7,234,640
    2007                                                2.93                        2.94                      9,078,869

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                              $ 5.06                       $  5.03                      8,495,721
    2015                                                4.78                          5.06                      9,660,947
    2014                                                4.35                          4.78                     10,315,898
    2013                                                3.23                          4.35                     11,460,097
    2012                                                2.85                          3.23                     13,423,382
    2011                                                2.88                          2.85                     14,924,090
    2010                                                2.35                          2.88                     15,922,250
    2009                                                1.85                          2.35                     18,242,525
    2008                                                3.55                          1.85                     21,610,721
    2007                                                2.83                          3.55                     23,329,762

FIDELITY VIP HIGH INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                              $ 2.43                       $  2.75                      2,027,821
    2015                                                2.55                          2.43                      2,631,174
    2014                                                2.55                          2.55                      3,000,844
    2013                                                2.44                          2.55                      4,612,129
    2012                                                2.16                          2.44                      4,803,037
    2011                                                2.11                          2.16                      5,140,377
    2010                                                1.87                          2.11                      6,373,345
    2009                                                1.32                          1.87                      7,679,918
    2008                                                1.78                          1.32                      6,774,034
    2007                                                1.75                          1.78                      6,531,703

FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
  BAND 125
    2016                                              $ 2.67                       $  2.50                      3,594,107
    2015                                                2.61                          2.67                      3,987,222
    2014                                                2.88                          2.61                      4,140,465
    2013                                                2.23                          2.88                      4,719,462
    2012                                                1.87                          2.23                      4,986,475
    2011                                                2.29                          1.87                      6,019,811
    2010                                                2.05                          2.29                      6,441,568
    2009                                                1.64                          2.05                      7,466,477
    2008                                                2.95                          1.64                      8,249,701
    2007                                                2.55                          2.95                      9,087,874

  BAND 0
    2016                                              $ 3.55                       $  3.37                          2,038
    2015                                                3.42                          3.55                          2,063
    2014                                                3.72                          3.42                          2,089

FRANKLIN GROWTH FUND - A CLASS
  BAND 125
    2016                                              $ 1.59                       $  1.70                        582,760
    2015                                                1.58                          1.59                      7,583,360
    2014                                                1.39                          1.58                      5,431,574
    2013                                                1.09                          1.39                      3,616,959

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $ 1.68                        $ 1.82                         13,434
   2015                                               1.65                          1.68                          8,598
   2014                                               1.44                          1.65                          3,884

FRANKLIN GROWTH FUND - ADVISOR CLASS
  BAND 125
   2016                                             $ 1.00 (05/12/16)             $ 1.08                         80,884

FRANKLIN GROWTH FUND - R CLASS
  BAND 125
   2016                                             $ 1.57                        $ 1.68                        252,089
   2015                                               1.56                          1.57                        332,483
   2014                                               1.38                          1.56                        275,358
   2013                                               1.08                          1.38                        253,872
   2012                                               0.97                          1.08                        333,858

  BAND 0
   2016                                             $ 1.66                        $ 1.80                         31,879
   2015                                               1.64                          1.66                         29,627
   2014                                               1.43                          1.64                         27,273
   2013                                               1.11                          1.43                         28,189
   2012                                               0.98                          1.11                         22,889
   2011                                               1.00 (06/23/11)               0.98                         17,950

FRANKLIN GROWTH OPPORTUNITIES FUND - R CLASS
  BAND 125
   2016                                             $ 1.00 (05/12/16)             $ 1.03                        495,829

  BAND 100
   2016                                             $ 1.00 (05/12/16)             $ 1.03                         57,085

FRANKLIN INCOME FUND - ADVISOR CLASS
  BAND 125
   2016                                             $ 1.11                        $ 1.28                      1,254,409
   2015                                               1.22                          1.11                      1,087,922
   2014                                               1.19                          1.22                        629,998
   2013                                               1.05                          1.19                        448,720

FRANKLIN INCOME FUND - R CLASS
  BAND 125
   2016                                             $ 1.09                        $ 1.26                        506,335
   2015                                               1.21                          1.09                        485,992
   2014                                               1.18                          1.21                        270,692
   2013                                               1.05                          1.18                        167,382

  BAND 100
   2016                                             $ 1.10                        $ 1.27                        148,441
   2015                                               1.21                          1.10                        133,662
   2014                                               1.19                          1.21                        114,690

  BAND 50
   2016                                             $ 1.12                        $ 1.30                         17,176
   2015                                               1.23                          1.12                         16,961
   2014                                               1.19                          1.23                         20,186

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - R CLASS
  BAND 125
   2016                                               $ 1.28                         $ 1.42                           234,161
   2015                                                 1.35                           1.28                           286,501
   2014                                                 1.30                           1.35                           427,253
   2013                                                 1.05                           1.30                            74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - Z CLASS
  BAND 125
   2016                                               $ 1.30                         $ 1.45                         2,265,558
   2015                                                 1.36                           1.30                         2,011,795
   2014                                                 1.31                           1.36                         1,378,183
   2013                                                 1.05                           1.31                         1,252,273

FRANKLIN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2016                                               $ 1.43                         $ 1.84                           853,644
   2015                                                 1.58                           1.43                           863,033
   2014                                                 1.59                           1.58                           566,857
   2013                                                 1.20                           1.59                           325,485
   2012                                                 1.03                           1.20                           248,472
   2011                                                 1.08                           1.03                           193,727
   2010                                                 0.86                           1.08                           136,988
   2009                                                 0.66                           0.86                           119,602
   2008                                                 1.00                           0.66                           115,329
   2007                                                 1.04                           1.00                             3,554

  BAND 0
   2016                                               $ 1.61                         $ 2.08                                 -
   2015                                                 1.74                           1.61                               153

FRANKLIN SMALL CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.00 (05/12/16)              $ 1.22                            22,965

FRANKLIN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2016                                               $ 1.41                         $ 1.79                           533,908
   2015                                                 1.55                           1.41                           668,193
   2014                                                 1.57                           1.55                         1,094,571
   2013                                                 1.18                           1.57                         1,395,115
   2012                                                 1.01                           1.18                         1,246,050
   2011                                                 1.07                           1.01                         1,069,292
   2010                                                 0.85                           1.07                         1,014,930
   2009                                                 0.66                           0.85                           775,651
   2008                                                 0.99                           0.66                           354,615
   2007                                                 1.04                           0.99                           125,943

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  1.58                       $ 2.04                          61,150
   2015                                                1.71                         1.58                          86,536
   2014                                                1.72                         1.71                          85,361
   2013                                                1.28                         1.72                         134,712
   2012                                                1.08                         1.28                         120,083
   2011                                                1.13                         1.08                         137,854
   2010                                                0.89                         1.13                         154,106
   2009                                                0.68                         0.89                         138,740
   2008                                                1.01                         0.68                         110,000
   2007                                                1.04                         1.01                          59,000

FRANKLIN SMALL-MID CAP GROWTH FUND - R CLASS
  BAND 125
   2016                                             $  2.16                       $ 2.22                          72,339
   2015                                                2.24                         2.16                         151,505
   2014                                                2.11                         2.24                         145,814
   2013                                                1.55                         2.11                         239,753
   2012                                                1.42                         1.55                         181,475
   2011                                                1.51                         1.42                         165,477
   2010                                                1.19                         1.51                         131,161
   2009                                                0.85                         1.19                         164,670
   2008                                                1.50                         0.85                          98,293
   2007                                                1.36                         1.50                          71,225

  BAND 100
   2016                                             $  2.22                       $ 2.29                          37,352
   2015                                                2.30                         2.22                          42,139
   2014                                                2.16                         2.30                          62,735

FRANKLIN STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2016                                             $  1.06                       $ 1.13                          66,035
   2015                                                1.12                         1.06                         158,969
   2014                                                1.11                         1.12                         235,731
   2013                                                1.09                         1.11                         218,663
   2012                                                0.98                         1.09                         126,672
   2011                                                1.00 (06/23/11)              0.98                           6,614

FRANKLIN STRATEGIC INCOME FUND - R CLASS
  BAND 125
   2016                                             $  1.63                       $ 1.73                       1,420,444
   2015                                                1.73                         1.63                       1,738,704
   2014                                                1.72                         1.73                       2,057,988
   2013                                                1.70                         1.72                       2,132,926
   2012                                                1.53                         1.70                       2,923,210
   2011                                                1.52                         1.53                       3,563,035
   2010                                                1.39                         1.52                       3,200,435
   2009                                                1.12                         1.39                       2,585,525
   2008                                                1.28                         1.12                       1,891,166
   2007                                                1.23                         1.28                       1,616,840

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                              $ 1.68                       $  1.79                        195,726
   2015                                                1.78                          1.68                        225,134
   2014                                                1.77                          1.78                        226,508
   2013                                                1.74                          1.77                          1,660

  BAND 0
   2016                                              $ 1.90                       $  2.05                        110,318
   2015                                                1.99                          1.90                        254,334
   2014                                                1.96                          1.99                        224,423
   2013                                                1.91                          1.96                        256,216
   2012                                                1.70                          1.91                        500,825
   2011                                                1.66                          1.70                        433,435
   2010                                                1.50                          1.66                        465,888
   2009                                                1.20                          1.50                        445,797
   2008                                                1.35                          1.20                        471,751
   2007                                                1.28                          1.35                        412,589

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - ADMIN CLASS
  BAND 125
   2016                                              $ 1.00                       $  0.99                     11,422,677
   2015                                                1.00 (11/20/15)               1.00                     14,404,189

  BAND 0
   2016                                              $ 1.00                       $  1.00                        360,628
   2015                                                1.00 (11/20/15)               1.00                        349,173

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - RESOURCE CLASS
  BAND 125
   2016                                              $ 1.00                       $  0.99                      3,530,889
   2015                                                1.00 (11/20/15)               1.00                      2,847,205

  BAND 100
   2016                                              $ 1.00                       $  0.99                      2,590,713
   2015                                                1.00 (11/20/15)               1.00                      3,142,621

  BAND 50
   2016                                              $ 1.00                       $  0.99                        238,368
   2015                                                1.00 (11/20/15)               1.00                        124,832

  BAND 0
   2016                                              $ 1.00                       $  1.00                              -
   2015                                                1.00 (11/20/15)               1.00                        133,831

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - IR CLASS
  BAND 125
   2016                                              $ 1.44                       $  1.44                      1,259,284
   2015                                                1.54                          1.44                      3,097,713
   2014                                                1.40                          1.54                      2,915,199
   2013                                                1.07                          1.40                      1,845,859

  BAND 0
   2016                                              $ 1.49                       $  1.52                        961,754
   2015                                                1.58                          1.49                          2,842
   2014                                                1.42                          1.58                            464

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
    2016                                          $  1.42                       $ 1.42                         78,492
    2015                                             1.53                         1.42                         87,674
    2014                                             1.39                         1.53                         82,658
    2013                                             1.07                         1.39                         18,883

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  1.15                       $ 1.20                         18,789
    2015                                             1.15                         1.15                         15,656
    2014                                             1.14                         1.15                         18,793
    2013                                             0.97                         1.14                         15,488
    2012                                             0.85                         0.97                         12,599
    2011                                             0.92                         0.85                         19,763
    2010                                             0.83                         0.92                         27,406
    2009                                             0.65                         0.83                        221,724
    2008                                             1.08                         0.65                        199,921
    2007                                             1.04                         1.08                        188,375

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - SERVICE CLASS
  BAND 125
    2016                                          $  1.09                       $ 1.15                              -
    2015                                             1.11                         1.09                              -
    2014                                             1.10                         1.11                            176
    2013                                             0.94                         1.10                         23,650
    2012                                             0.83                         0.94                            171
    2011                                             0.90                         0.83                              8

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  0.84                       $ 0.86                        319,462
    2015                                             0.80                         0.84                         94,318
    2014                                             0.87                         0.80                        321,448
    2013                                             0.72                         0.87                        389,947
    2012                                             0.62                         0.72                        350,655
    2011                                             0.74                         0.62                        347,434
    2010                                             0.70                         0.74                        453,608
    2009                                             0.55                         0.70                          4,644

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2016                                          $  0.81                       $ 0.82                        142,693
    2015                                             0.77                         0.81                         89,335
    2014                                             0.85                         0.77                        110,733
    2013                                             0.70                         0.85                        126,418
    2012                                             0.61                         0.70                        116,905
    2011                                             0.73                         0.61                        133,293
    2010                                             0.69                         0.73                         30,374
    2009                                             0.55                         0.69                          6,138
    2008                                             0.98                         0.55                          1,623

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  0.89                       $ 0.92                           1,999
   2015                                                0.84                         0.89                           2,277
   2014                                                0.91                         0.84                             394
   2013                                                0.74                         0.91                             296
   2012                                                0.64                         0.74                             295
   2011                                                0.76                         0.64                             295
   2010                                                0.71                         0.76                           1,023

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - IR CLASS
  BAND 125
   2016                                             $  1.00 (05/12/16)            $ 1.08                       3,108,884

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND - SERVICE CLASS
  BAND 125
   2016                                             $  1.00 (05/12/16)            $ 1.07                       1,338,411

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS - IR CLASS
  BAND 125
   2016                                             $  1.01                       $ 1.14                       1,703,539
   2015                                                1.05                         1.01                       1,086,997

  BAND 0
   2016                                             $  1.03                       $ 1.18                         622,526

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND - SERVICE CLASS
  BAND 125
   2016                                             $  1.00                       $ 1.13                         106,987
   2015                                                1.05                         1.00                          88,578
   2014                                                1.00 (06/26/14)              1.05                           8,801

GOLDMAN SACHS MID CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
   2016                                             $  1.55                       $ 1.73                       6,601,201
   2015                                                1.73                         1.55                      10,954,862
   2014                                                1.54                         1.73                      18,309,418
   2013                                                1.17                         1.54                      22,358,450
   2012                                                1.00                         1.17                      24,447,733
   2011                                                1.08                         1.00                      26,384,653
   2010                                                0.88                         1.08                      17,112,312
   2009                                                0.67                         0.88                      13,669,796
   2008                                                1.06                         0.67                      12,516,568
   2007                                                1.04                         1.06                       6,767,419

GOLDMAN SACHS MID CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2016                                             $  1.48                       $ 1.65                       1,281,932
   2015                                                1.66                         1.48                       3,864,775
   2014                                                1.48                         1.66                       4,423,287
   2013                                                1.14                         1.48                       4,212,873
   2012                                                0.97                         1.14                       3,173,330
   2011                                                1.06                         0.97                       2,600,690
   2010                                                0.86                         1.06                        1,301.13
   2009                                                0.66                         0.86                         831,982
   2008                                                1.06                         0.66                         437,510
   2007                                                1.04                         1.06                          76,330

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.51                         $ 1.69                           554,874
   2015                                                 1.69                           1.51                           703,404
   2014                                                 1.51                           1.69                           700,443
   2013                                                 1.15                           1.51                            21,840
   2012                                                 0.99                           1.15                             5,646
   2011                                                 1.07                           0.99                             4,508
   2010                                                 0.87                           1.07                             3,280
   2009                                                 0.66                           0.87                             2,957
   2008                                                 1.06                           0.66                             3,183

  BAND 0
   2016                                               $ 1.66                         $ 1.87                            26,918
   2015                                                 1.84                           1.66                           260,475
   2014                                                 1.62                           1.84                           573,330
   2013                                                 1.23                           1.62                         1,401,978
   2012                                                 1.04                           1.23                         1,054,181
   2011                                                 1.11                           1.04                         1,050,669
   2010                                                 0.90                           1.11                           731,347
   2009                                                 0.68                           0.90                           596,591
   2008                                                 1.07                           0.68                           536,140
   2007                                                 1.04                           1.07                            11,954

GOLDMAN SACHS SMALL CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
   2016                                               $ 1.71                         $ 2.11                         9,772,315
   2015                                                 1.83                           1.71                         9,885,693
   2014                                                 1.73                           1.83                         8,177,687
   2013                                                 1.26                           1.73                        10,946,223
   2012                                                 1.10                           1.26                        10,303,579
   2011                                                 1.10                           1.10                         5,033,159
   2010                                                 0.88                           1.10                         1,797,944
   2009                                                 0.70                           0.88                            52,978
   2008                                                 0.96                           0.70                            34,376
   2007                                                 1.03                           0.96                            98,714

  BAND 0
   2016                                               $ 1.92                         $ 2.39                           667,276

GOLDMAN SACHS SMALL CAP VALUE - SERVICE CLASS
  BAND 125
   2016                                               $ 1.64                         $ 2.00                         4,529,359
   2015                                                 1.76                           1.64                         5,490,721
   2014                                                 1.67                           1.76                         6,049,721
   2013                                                 1.22                           1.67                         5,909,808
   2012                                                 1.07                           1.22                         3,474,953
   2011                                                 1.08                           1.07                         1,513,340
   2010                                                 0.87                           1.08                           311,468
   2009                                                 0.69                           0.87                             7,737
   2008                                                 0.96                           0.69                            64,585
   2007                                                 1.03                           0.96                             5,974

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.67                         $ 2.05                           573,386
   2015                                                 1.80                           1.67                           630,969
   2014                                                 1.70                           1.80                           750,736
   2013                                                 1.24                           1.70                             4,722
   2012                                                 1.08                           1.24                               506

  BAND 0
   2016                                               $ 1.83                         $ 2.28                           317,282
   2015                                                 1.95                           1.83                           338,164
   2014                                                 1.83                           1.95                           473,450
   2013                                                 1.32                           1.83                           698,330
   2012                                                 1.14                           1.32                           513,562
   2011                                                 1.14                           1.14                           153,139
   2010                                                 0.90                           1.14                            19,616
   2009                                                 0.71                           0.90                           138,779

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - INSTITUTIONAL CLASS
  BAND 125
   2016                                               $ 2.28                         $ 2.40                         3,306,722
   2015                                                 2.14                           2.28                         3,388,968
   2014                                                 1.96                           2.14                         3,540,499
   2013                                                 1.54                           1.96                         3,107,712
   2012                                                 1.29                           1.54                         2,879,700
   2011                                                 1.49                           1.29                         4,852,944
   2010                                                 1.21                           1.49                         3,882,914
   2009                                                 0.72                           1.21                         3,474,911
   2008                                                 1.34                           0.72                         3,156,005
   2007                                                 1.06                           1.34                           969,954

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
   2016                                               $ 2.18                         $ 2.28                           243,693
   2015                                                 2.05                           2.18                           375,842
   2014                                                 1.89                           2.05                           451,717
   2013                                                 1.49                           1.89                           936,612
   2012                                                 1.25                           1.49                         1,006,743
   2011                                                 1.46                           1.25                           956,437
   2010                                                 1.19                           1.46                           454,025
   2009                                                 0.72                           1.19                           378,858
   2008                                                 1.33                           0.72                            43,779
   2007                                                 1.06                           1.33                               536

  BAND 100
   2016                                               $ 2.23                         $ 2.34                            43,283
   2015                                                 2.10                           2.23                            65,871
   2014                                                 1.93                           2.10                            52,085
   2013                                                 1.51                           1.93                                 -
   2012                                                 1.27                           1.51                             8,079

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $ 2.45                       $  2.59                              -
    2015                                            2.27                          2.45                         46,222
    2014                                            2.07                          2.27                         27,933
    2013                                            1.61                          2.07                         29,413
    2012                                            1.34                          1.61                         25,725
    2011                                            1.54                          1.34                        270,374
    2010                                            1.24                          1.54                         30,058

GOLDMAN SACHS U.S. EQUITY INSIGHTS - IR CLASS
  BAND 125
    2016                                          $ 1.04                       $  1.14                        539,344
    2015                                            1.07                          1.04                            143

GOLDMAN SACHS U.S. EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2016                                          $ 1.04                       $  1.13                      1,292,546
    2015                                            1.07                          1.04                        369,759

HENSSLER EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $ 1.54                       $  1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.48                          1.61                            396
    2013                                            1.10                          1.48                            318
    2012                                            1.02                          1.10                            122

HENSSLER EQUITY FUND - INVESTOR CLASS
  BAND 125
    2016                                          $ 1.54                       $  1.74                              -
    2015                                            1.61                          1.54                              -
    2014                                            1.49                          1.61                              -
    2013                                            1.11                          1.49                              -
    2012                                            1.05                          1.11                         20,638
    2011                                            1.07                          1.05                        258,006

INTECH U.S. MANAGED VOLATILITY FUND - SERVICE CLASS
  BAND 125
    2016                                          $ 0.96                       $  1.03                        118,749
    2015                                            1.00 (03/24/15)               0.96                        121,464

  BAND 100
    2016                                          $ 0.97                       $  1.03                        128,959
    2015                                            1.00 (03/24/15)               0.97                        140,866

INVESCO AMERICAN FRANCHISE - A CLASS
  BAND 125
    2016                                          $ 1.42                       $  1.44                        107,724
    2015                                            1.37                          1.42                        115,973
    2014                                            1.28                          1.37                        184,886
    2013                                            1.00 (06/20/13)               1.28                        224,004

  BAND 100
    2016                                          $ 1.43                       $  1.45                         48,740
    2015                                            1.38                          1.43                         69,921
    2014                                            1.29                          1.38                         98,727

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO AMERICAN VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 0.91                        $ 1.04                        424,597
   2015                                               1.01                          0.91                        461,195

INVESCO AMERICAN VALUE FUND - Y CLASS
  BAND 125
   2016                                             $ 0.92                        $ 1.05                        181,107
   2015                                               1.02                          0.92                        172,755

INVESCO COMSTOCK FUND - A CLASS
  BAND 125
   2016                                             $ 1.43                        $ 1.67                      3,426,200
   2015                                               1.54                          1.43                      4,064,057
   2014                                               1.43                          1.54                      5,236,492
   2013                                               1.07                          1.43                      1,370,285

  BAND 0
   2016                                             $ 1.49                        $ 1.76                         13,345
   2015                                               1.58                          1.49                          8,334
   2014                                               1.45                          1.58                          3,742

INVESCO COMSTOCK FUND - R CLASS
  BAND 125
   2016                                             $ 1.42                        $ 1.65                      1,322,299
   2015                                               1.54                          1.42                      1,411,951
   2014                                               1.43                          1.54                      1,038,349
   2013                                               1.07                          1.43                        378,271

INVESCO DIVERSIFIED DIVIDEND FUND - A CLASS
  BAND 125
   2016                                             $ 1.51                        $ 1.70                      7,286,919
   2015                                               1.50                          1.51                      5,466,473
   2014                                               1.36                          1.50                      3,524,783
   2013                                               1.06                          1.36                      4,148,920
   2012                                               0.92                          1.06                      1,165,196
   2011                                               1.00 (04/28/11)               0.92                        280,486

  BAND 100
   2016                                             $ 1.52                        $ 1.73                        724,575
   2015                                               1.51                          1.52                        602,628
   2014                                               1.36                          1.51                        560,156
   2013                                               1.07                          1.36                         12,177
   2012                                               0.92                          1.07                         32,253
   2011                                               1.00 (04/28/11)               0.92                         29,579

  BAND 0
   2016                                             $ 1.60                        $ 1.83                        810,058
   2015                                               1.57                          1.60                        391,720
   2014                                               1.40                          1.57                        973,987
   2013                                               1.09                          1.40                        978,198
   2012                                               0.93                          1.09                        844,152

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO DIVERSIFIED DIVIDEND FUND - INVESTOR CLASS
  BAND 125
   2016                                             $ 1.51                        $ 1.70                     21,396,972
   2015                                               1.50                          1.51                     13,851,209
   2014                                               1.36                          1.50                      4,230,806
   2013                                               1.06                          1.36                      3,697,834
   2012                                               0.92                          1.06                      2,110,217
   2011                                               1.00 (04/28/11)               0.92                         46,480

INVESCO ENERGY FUND - A CLASS
  BAND 125
   2016                                             $ 2.10                        $ 2.59                        595,808
   2015                                               3.01                          2.10                        715,359
   2014                                               3.69                          3.01                        842,352
   2013                                               3.05                          3.69                      1,047,613
   2012                                               3.13                          3.05                      1,029,105
   2011                                               3.46                          3.13                      1,080,342
   2010                                               3.00                          3.46                        935,606
   2009                                               2.11                          3.00                        833,898
   2008                                               3.81                          2.11                        676,747
   2007                                               2.66                          3.81                        335,252

  BAND 100
   2016                                             $ 2.17                        $ 2.67                         56,468
   2015                                               3.10                          2.17                        108,914
   2014                                               3.78                          3.10                         62,565
   2013                                               3.12                          3.78                         20,879
   2012                                               3.20                          3.12                         19,924
   2011                                               3.52                          3.20                         17,319
   2010                                               3.05                          3.52                         18,875
   2009                                               2.14                          3.05                         20,999
   2008                                               3.86                          2.14                         16,749

  BAND 0
   2016                                             $ 2.46                        $ 3.07                              -
   2015                                               3.49                          2.46                          1,955
   2014                                               4.21                          3.49                          1,955
   2013                                               3.45                          4.21                          1,955
   2012                                               3.50                          3.45                         21,624
   2011                                               3.81                          3.50                         27,209
   2010                                               3.27                          3.81                         26,621
   2009                                               2.27                          3.27                         20,999
   2008                                               4.05                          2.27                         20,334

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
   2016                                             $ 1.75                        $ 2.15                        959,894
   2015                                               2.51                          1.75                        865,207
   2014                                               3.07                          2.51                      1,011,001
   2013                                               2.54                          3.07                        839,801
   2012                                               2.61                          2.54                        821,822
   2011                                               2.88                          2.61                        704,853
   2010                                               2.50                          2.88                        614,977
   2009                                               1.76                          2.50                        518,715
   2008                                               3.18                          1.76                        554,966
   2007                                               2.22                          3.18                        514,222

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO FLOATING RATE FUND - Y CLASS
  BAND 125
    2016                                            $ 0.95                          $ 1.04                             58,298

INVESCO GLOBAL HEALTH CARE FUND - A CLASS
  BAND 125
    2016                                            $ 2.98                          $ 2.59                            157,897
    2015                                              2.93                            2.98                            340,886
    2014                                              2.46                            2.93                            343,391
    2013                                              1.75                            2.46                            599,250
    2012                                              1.47                            1.75                            303,020
    2011                                              1.43                            1.47                            331,390
    2010                                              1.38                            1.43                            239,453
    2009                                              1.10                            1.38                            151,848
    2008                                              1.55                            1.10                             41,678
    2007                                              1.41                            1.55                             32,857

  BAND 100
    2016                                            $ 3.07                          $ 2.68                             70,293
    2015                                              3.01                            3.07                            129,326
    2014                                              2.53                            3.01                             81,933
    2013                                              1.79                            2.53                              9,900
    2012                                              1.50                            1.79                              9,632
    2011                                              1.45                            1.50                              9,136
    2010                                              1.40                            1.45                              9,010
    2009                                              1.11                            1.40                              9,212
    2008                                              1.57                            1.11                              7,202
    2007                                              1.42                            1.57                              2,129

  BAND 0
    2016                                            $ 3.49                          $ 3.08                                  -
    2015                                              3.39                            3.49                                  -
    2014                                              2.81                            3.39                                  -
    2013                                              1.97                            2.81                                  -
    2012                                              1.63                            1.97                                  -
    2011                                              1.57                            1.63                              1,110
    2010                                              1.50                            1.57                              1,172
    2009                                              1.18                            1.50                                953
    2008                                              1.64                            1.18                              4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
    2016                                            $ 2.52                          $ 2.19                             89,423
    2015                                              2.47                            2.52                            205,633
    2014                                              2.08                            2.47                          1,119,202
    2013                                              1.48                            2.08                            426,331
    2012                                              1.24                            1.48                             88,513
    2011                                              1.20                            1.24                            204,852
    2010                                              1.17                            1.20                            278,305
    2009                                              0.93                            1.17                            272,939
    2008                                              1.31                            0.93                            354,406
    2007                                              1.19                            1.31                            312,033

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - A CLASS
  BAND 125
    2016                                          $ 1.72                        $ 1.75                          85,426
    2015                                            1.87                          1.72                          87,050
    2014                                            1.90                          1.87                          88,499
    2013                                            1.49                          1.90                          61,500
    2012                                            1.33                          1.49                          67,782
    2011                                            1.39                          1.33                         113,237
    2010                                            1.24                          1.39                          94,735
    2009                                            0.99                          1.24                          95,652
    2008                                            1.78                          0.99                          95,992
    2007                                            1.71                          1.78                          88,759

  BAND 100
    2016                                          $ 1.77                        $ 1.81                          31,547
    2015                                            1.92                          1.77                          49,834
    2014                                            1.95                          1.92                          60,916

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - R5 CLASS
  BAND 125
    2016                                          $ 0.97                        $ 1.00                         355,834
    2015                                            1.05                          0.97                         475,474
    2014                                            1.07                          1.05                         616,109
    2013                                            0.83                          1.07                         266,003
    2012                                            0.74                          0.83                         264,542
    2011                                            0.77                          0.74                         320,471
    2010                                            0.68                          0.77                         365,161
    2009                                            0.54                          0.68                       2,435,634
    2008                                            0.91                          0.54                       3,545,307
    2007                                            1.00 (05/24/07)               0.91                       3,818,381

INVESCO INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
    2016                                          $ 1.20                        $ 1.17                         144,730
    2015                                            1.25                          1.20                         385,133
    2014                                            1.27                          1.25                         677,035
    2013                                            1.09                          1.27                         675,021
    2012                                            0.96                          1.09                         671,993
    2011                                            1.05                          0.96                         251,532
    2010                                            0.95                          1.05                         220,873
    2009                                            0.71                          0.95                          86,564
    2008                                            1.22                          0.71                           9,479

  BAND 0
    2016                                          $ 1.35                        $ 1.33                           9,237
    2015                                            1.39                          1.35                           7,544
    2014                                            1.39                          1.39                          12,266
    2013                                            1.18                          1.39                          30,480
    2012                                            1.02                          1.18                          26,978
    2011                                            1.10                          1.02                          22,719
    2010                                            0.98                          1.10                          17,295

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2016                                               $ 1.27                         $ 1.25                         2,470,307
   2015                                                 1.32                           1.27                         2,437,905
   2014                                                 1.33                           1.32                         1,006,821
   2013                                                 1.13                           1.33                           913,600
   2012                                                 0.99                           1.13                           636,660
   2011                                                 1.08                           0.99                           888,728
   2010                                                 0.97                           1.08                           833,234
   2009                                                 0.72                           0.97                           674,931
   2008                                                 1.23                           0.72                           513,771
   2007                                                 1.08                           1.23                           531,484

  BAND 0
   2016                                               $ 1.43                         $ 1.42                         1,335,150
   2015                                                 1.46                           1.43                         1,603,106
   2014                                                 1.46                           1.46                         1,678,182
   2013                                                 1.23                           1.46                         1,721,215
   2012                                                 1.06                           1.23                         1,694,689
   2011                                                 1.14                           1.06                         1,746,814
   2010                                                 1.01                           1.14                         1,852,113

INVESCO MID CAP CORE EQUITY FUND - A CLASS
  BAND 125
   2016                                               $ 1.93                         $ 2.14                           259,199
   2015                                                 2.05                           1.93                         1,030,485
   2014                                                 1.98                           2.05                         1,471,345
   2013                                                 1.55                           1.98                         2,103,627
   2012                                                 1.42                           1.55                         2,557,061
   2011                                                 1.54                           1.42                         3,252,099
   2010                                                 1.38                           1.54                         2,937,721
   2009                                                 1.08                           1.38                         2,450,560
   2008                                                 1.50                           1.08                         1,042,213
   2007                                                 1.39                           1.50                           850,065

  BAND 0
   2016                                               $ 2.29                         $ 2.56                                 -
   2015                                                 2.39                           2.29                                 -
   2014                                                 2.29                           2.39                                 -
   2013                                                 1.77                           2.29                                 -
   2012                                                 1.61                           1.77                            48,740
   2011                                                 1.71                           1.61                            26,620
   2010                                                 1.52                           1.71                            14,721

INVESCO MID CAP CORE EQUITY FUND - R CLASS
  BAND 125
   2016                                               $ 1.90                         $ 2.09                           761,274
   2015                                                 2.01                           1.90                         1,074,234
   2014                                                 1.95                           2.01                         1,265,951
   2013                                                 1.54                           1.95                         2,050,918
   2012                                                 1.41                           1.54                         2,608,891
   2011                                                 1.53                           1.41                         2,712,405
   2010                                                 1.38                           1.53                         2,742,986
   2009                                                 1.08                           1.38                         2,202,312
   2008                                                 1.50                           1.08                           933,674
   2007                                                 1.39                           1.50                           542,372

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                             $  1.95                       $ 2.16                         153,346
   2015                                                2.07                         1.95                         126,470
   2014                                                2.00                         2.07                         157,292
   2013                                                1.57                         2.00                           9,225
   2012                                                1.44                         1.57                          28,050
   2011                                                1.56                         1.44                          28,490
   2010                                                1.40                         1.56                          20,516
   2009                                                1.09                         1.40                          20,683
   2008                                                1.52                         1.09                          12,881

  BAND 50
   2016                                             $  2.08                       $ 2.31                          27,520
   2015                                                2.19                         2.08                          50,695
   2014                                                2.11                         2.19                          30,661
   2013                                                1.65                         2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2016                                             $  2.21                       $ 2.47                               -
   2015                                                2.32                         2.21                           8,134
   2014                                                2.22                         2.32                          10,194
   2013                                                1.72                         2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707
   2008                                                1.59                         1.15                          45,310
   2007                                                1.45                         1.59                          17,863

INVESCO MID CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                             $  1.26                       $ 1.25                         118,681
   2015                                                1.26                         1.26                          81,180
   2014                                                1.18                         1.26                          94,154
   2013                                                1.00 (07/01/13)              1.18                         110,687

INVESCO MID CAP GROWTH FUND - R CLASS
  BAND 125
   2016                                             $  1.41                       $ 1.40                               -
   2015                                                1.42                         1.41                               1
   2014                                                1.33                         1.42                          20,442
   2013                                                0.99                         1.33                          17,636

  BAND 100
   2016                                             $  1.43                       $ 1.42                           3,678
   2015                                                1.43                         1.43                           4,429
   2014                                                1.34                         1.43                           7,522
   2013                                                0.99                         1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2016                                             $ 1.45                        $ 1.44                        492,137
   2015                                               1.44                          1.45                        506,173
   2014                                               1.35                          1.44                        413,971
   2013                                               0.99                          1.35                         25,674
   2012                                               1.00 (04/12/12)               0.99                         21,091

INVESCO SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 2.46                        $ 2.71                      3,805,368
   2015                                               2.54                          2.46                      2,928,831
   2014                                               2.39                          2.54                      1,624,938
   2013                                               1.73                          2.39                      1,374,234
   2012                                               1.48                          1.73                      1,839,885
   2011                                               1.52                          1.48                        315,928
   2010                                               1.22                          1.52                        437,613
   2009                                               0.92                          1.22                        180,494
   2008                                               1.51                          0.92                        173,270
   2007                                               1.38                          1.51                        168,921

  BAND 0
   2016                                             $ 2.92                        $ 3.25                              -
   2015                                               2.97                          2.92                        200,188
   2014                                               2.76                          2.97                        170,375
   2013                                               1.97                          2.76                        182,618
   2012                                               1.67                          1.97                        104,686
   2011                                               1.69                          1.67                        126,374
   2010                                               1.34                          1.69                         68,326

INVESCO SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2016                                             $ 2.37                        $ 2.60                      1,281,456
   2015                                               2.45                          2.37                      1,085,659
   2014                                               2.31                          2.45                      1,270,210
   2013                                               1.68                          2.31                        988,520
   2012                                               1.44                          1.68                        946,450
   2011                                               1.48                          1.44                        499,134
   2010                                               1.19                          1.48                        353,974
   2009                                               0.90                          1.19                        271,805
   2008                                               1.49                          0.90                        280,467
   2007                                               1.36                          1.49                        171,062

  BAND 100
   2016                                             $ 2.44                        $ 2.69                        159,464
   2015                                               2.52                          2.44                        145,368
   2014                                               2.37                          2.52                        107,547
   2013                                               1.72                          2.37                          5,325

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 2.76                       $  3.07                         144,073
   2015                                                2.82                          2.76                          18,447
   2014                                                2.63                          2.82                         135,104
   2013                                                1.88                          2.63                         113,845
   2012                                                1.60                          1.88                         173,976
   2011                                                1.62                          1.60                           7,952
   2010                                                1.29                          1.62                             649

INVESCO TECHNOLOGY FUND - A CLASS
  BAND 125
   2016                                              $ 2.49                       $  2.43                          42,786
   2015                                                2.37                          2.49                          97,805
   2014                                                2.17                          2.37                          91,266
   2013                                                1.76                          2.17                          74,943
   2012                                                1.61                          1.76                          92,035
   2011                                                1.69                          1.61                          87,089
   2010                                                1.41                          1.69                         118,892
   2009                                                0.91                          1.41                         105,920
   2008                                                1.65                          0.91                          43,113
   2007                                                1.56                          1.65                          34,296

  BAND 100
   2016                                              $ 2.57                       $  2.52                               -
   2015                                                2.44                          2.57                          10,153

INVESCO TECHNOLOGY FUND - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.20                       $  1.17                          38,719
   2015                                                1.14                          1.20                          73,260
   2014                                                1.04                          1.14                          50,331
   2013                                                0.84                          1.04                          65,544
   2012                                                0.77                          0.84                         212,016
   2011                                                0.81                          0.77                         193,792
   2010                                                0.68                          0.81                         281,888
   2009                                                0.43                          0.68                         272,815
   2008                                                0.79                          0.43                         294,546
   2007                                                0.74                          0.79                         243,206

INVESCO VALUE OPPORTUNITIES - A CLASS
  BAND 125
   2016                                              $ 1.26                       $  1.47                           8,179
   2015                                                1.43                          1.26                          44,376
   2014                                                1.36                          1.43                         279,157
   2013                                                1.04                          1.36                         259,271
   2012                                                0.89                          1.04                         298,615
   2011                                                1.00 (04/28/11)               0.89                         317,722

INVESCO VALUE OPPORTUNITIES - R CLASS
  BAND 125
   2016                                              $ 1.28                       $  1.49                          64,459
   2015                                                1.45                          1.28                         128,149
   2014                                                1.39                          1.45                         112,453
   2013                                                1.06                          1.39                         113,518
   2012                                                0.92                          1.06                         106,329
   2011                                                1.00 (05/20/11)               0.92                          85,864

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                             $ 1.30                       $ 1.51                         14,097
    2015                                               1.47                         1.30                         49,840
    2014                                               1.39                         1.47                         45,493

IVY ASSET STRATEGY FUND - R CLASS
  BAND 125
    2016                                             $ 1.01                       $ 0.94                         31,105
    2015                                               1.12                         1.01                        116,298
    2014                                               1.20                         1.12                         75,114

IVY BALANCED FUND - R CLASS
  BAND 125
    2016                                             $ 1.17                       $ 1.18                        253,849
    2015                                               1.20                         1.17                        161,816
    2014                                               1.13                         1.20                        192,588
    2013                                               1.00 (06/20/13)              1.13                         56,353

IVY BALANCED FUND - Y CLASS
  BAND 125
    2016                                             $ 1.18                       $ 1.19                      1,125,865
    2015                                               1.20                         1.18                      6,640,665
    2014                                               1.13                         1.20                      6,821,637
    2013                                               1.00 (06/20/13)              1.13                         20,422

IVY ENERGY FUND - R CLASS
  BAND 125
    2016                                             $ 0.88                       $ 1.16                        265,992

IVY ENERGY FUND - Y CLASS
  BAND 125
    2016                                             $ 0.88                       $ 1.17                        162,495

IVY HIGH INCOME FUND - R CLASS
  BAND 125
    2016                                             $ 0.96                       $ 1.10                        108,917
    2015                                               1.05                         0.96                        115,539
    2014                                               1.05                         1.05                        169,593
    2013                                               1.00 (06/20/13)              1.05                         90,481

IVY HIGH INCOME FUND - Y CLASS
  BAND 125
    2016                                             $ 0.97                       $ 1.12                      1,689,213
    2015                                               1.06                         0.97                      2,660,737
    2014                                               1.05                         1.06                      2,435,926

IVY SCIENCE AND TECHNOLOGY FUND - R CLASS
  BAND 125
    2016                                             $ 0.98                       $ 0.98                          2,105

  BAND 0
    2016                                             $ 0.98                       $ 0.99                         39,611

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN BALANCED PORTFOLIO - SERVICE CLASS
  BAND 125
    2016                                          $  1.42                       $  1.47                      38,334,266
    2015                                             1.43                          1.42                       3,634,578
    2014                                             1.34                          1.43                       3,080,074
    2013                                             1.13                          1.34                       1,864,519
    2012                                             1.01                          1.13                         255,069
    2011                                             1.01                          1.01                           3,622

  BAND 0
    2016                                          $  1.52                       $  1.58                         242,693

JANUS ASPEN FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  2.41                       $  2.44                      16,794,524
    2015                                             2.44                          2.41                      15,306,921
    2014                                             2.35                          2.44                      14,987,418
    2013                                             2.38                          2.35                      15,770,561
    2012                                             2.23                          2.38                      16,708,293
    2011                                             2.11                          2.23                      14,717,684
    2010                                             1.98                          2.11                      11,750,979
    2009                                             1.77                          1.98                      11,186,182
    2008                                             1.69                          1.77                      11,226,567
    2007                                             1.60                          1.69                       9,952,575

  BAND 0
    2016                                          $  3.05                       $  3.13                         613,717
    2015                                             3.04                          3.05                               -
    2014                                             2.90                          3.04                               -
    2013                                             2.90                          2.90                               -
    2012                                             2.68                          2.90                               -
    2011                                             2.51                          2.68                               -
    2010                                             2.33                          2.51                               -
    2009                                             2.05                          2.33                               -
    2008                                             1.94                          2.05                           6,247

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2016                                          $  2.07                       $  2.08                       5,529,684
    2015                                             2.14                          2.07                       5,947,745
    2014                                             2.02                          2.14                       6,378,703
    2013                                             1.59                          2.02                       6,830,773
    2012                                             1.34                          1.59                       7,652,064
    2011                                             1.57                          1.34                       9,222,266
    2010                                             1.38                          1.57                      10,240,529
    2009                                             1.01                          1.38                      11,551,751
    2008                                             1.85                          1.01                      12,608,660
    2007                                             1.71                          1.85                      13,984,817

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE CLASS
  BAND 125
    2016                                            $ 1.55                          $  1.81                            42,868
    2015                                              1.62                             1.55                            52,026
    2014                                              1.52                             1.62                           378,158
    2013                                              1.22                             1.52                           488,417
    2012                                              1.12                             1.22                         1,092,798
    2011                                              1.16                             1.12                           990,933
    2010                                              1.02                             1.16                           953,008
    2009                                              0.78                             1.02                         4,155,752
    2008                                              1.09                             0.78                           253,189

  BAND 0
    2016                                            $ 1.73                          $  2.06                                 -
    2015                                              1.80                             1.73                                 -
    2014                                              1.66                             1.80                                 -
    2013                                              1.32                             1.66                                 -
    2012                                              1.19                             1.32                           140,769
    2011                                              1.23                             1.19                           150,727
    2010                                              1.06                             1.23                            55,902

JANUS BALANCED FUND - R CLASS
  BAND 125
    2016                                            $ 1.38                          $  1.42                        11,562,404
    2015                                              1.40                             1.38                         1,693,139
    2014                                              1.31                             1.40                           694,075
    2013                                              1.12                             1.31                           372,120
    2012                                              1.01                             1.12                           320,937
    2011                                              1.01                             1.01                           335,834

  BAND 100
    2016                                            $ 1.40                          $  1.44                         2,058,251

  BAND 50
    2016                                            $ 1.44                          $  1.48                         1,620,986

  BAND 0
    2016                                            $ 1.47                          $  1.53                           229,822

JANUS ENTERPRISE FUND - A CLASS
  BAND 125
    2016                                            $ 1.00 (05/12/16)               $  1.08                           878,486

JANUS ENTERPRISE FUND - S CLASS
  BAND 125
    2016                                            $ 1.00 (05/12/16)               $  1.08                            99,151

JANUS FORTY FUND - A CLASS
  BAND 125
    2016                                            $ 1.91                          $  1.92                            20,087
    2015                                              1.73                             1.91                           169,488
    2014                                              1.61                             1.73                                 -
    2013                                              1.24                             1.61                                 -
    2012                                              1.01                             1.24                           411,056
    2011                                              1.10                             1.01                           429,708

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

JANUS FORTY FUND - R CLASS
  BAND 125
    2016                                          $ 2.25                       $  2.26                        766,355
    2015                                            2.04                          2.25                      1,007,626
    2014                                            1.91                          2.04                      1,459,106
    2013                                            1.47                          1.91                      1,747,599
    2012                                            1.21                          1.47                      1,966,461
    2011                                            1.33                          1.21                      1,872,952
    2010                                            1.27                          1.33                      2,641,291
    2009                                            0.90                          1.27                      1,917,064
    2008                                            1.64                          0.90                      1,341,695
    2007                                            1.22                          1.64                        476,508

  BAND 100
    2016                                          $ 2.31                       $  2.33                        363,077
    2015                                            2.09                          2.31                        389,351
    2014                                            1.95                          2.09                        192,506
    2013                                            1.50                          1.95                         17,771
    2012                                            1.23                          1.50                         17,014
    2011                                            1.35                          1.23                         13,049
    2010                                            1.29                          1.35                         21,104
    2009                                            0.91                          1.29                         42,263
    2008                                            1.65                          0.91                          34642

  BAND 0
    2016                                          $ 2.57                       $  2.61                              -
    2015                                            2.30                          2.57                          5,050
    2014                                            2.13                          2.30                          3,361
    2013                                            1.62                          2.13                          4,064
    2012                                            1.32                          1.62                          3,761
    2011                                            1.42                          1.32                          3,479
    2010                                            1.35                          1.42                          7,975
    2009                                            0.94                          1.35                            549

JANUS GLOBAL LIFE SCIENCES FUND - S CLASS
  BAND 125
    2016                                          $ 1.01                       $  0.88                         33,236

JANUS GLOBAL LIFE SCIENCES FUND - T CLASS
  BAND 125
    2016                                          $ 1.01                       $  0.88                         10,986

JANUS GROWTH AND INCOME FUND - R CLASS
  BAND 125
    2016                                          $ 1.57                       $  1.74                        116,554
    2015                                            1.58                          1.57                        114,084
    2014                                            1.45                          1.58                        125,485
    2013                                            1.11                          1.45                        164,001
    2012                                            0.97                          1.11                        158,828
    2011                                            1.00                          0.97                        236,176
    2010                                            0.94                          1.00                        180,253
    2009                                            0.69                          0.94                        135,942
    2008                                            1.26                          0.69                         50,795
    2007                                            1.19                          1.26                         72,066

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                          $  1.62                      $  1.80                         88,577
    2015                                             1.62                         1.62                         48,048
    2014                                             1.48                         1.62                         51,121
    2013                                             1.14                         1.48                          7,298

  BAND 50
    2016                                          $  1.70                      $  1.90                        348,386
    2015                                             1.70                         1.70                        351,085
    2014                                             1.54                         1.70                        460,836
    2013                                             1.18                         1.54                        541,402
    2012                                             1.02                         1.18                        586,663
    2011                                             1.05                         1.02                        549,976
    2010                                             0.97                         1.05                        500,556
    2009                                             0.71                         0.97                        497,642
    2008                                             1.29                         0.71                        427,537
    2007                                             1.20                         1.29                        508,005

JANUS RESEARCH FUND - A CLASS
  BAND 125
    2016                                          $  1.07                      $  1.07                          8,954
    2015                                             1.00 (01/15/15)              1.07                             11

JANUS TRITON FUND - A CLASS
  BAND 125
    2016                                          $  1.04                      $  1.13                      4,203,157

JANUS TRITON FUND - SERVICE CLASS
  BAND 125
    2016                                          $  1.04                      $  1.13                        575,530
    2015                                             1.00 (01/15/15)              1.04                        165,273

  BAND 0
    2016                                          $  1.05                      $  1.16                        485,209

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - FI CLASS
  BAND 125
    2016                                          $  0.91                      $  0.94                      2,450,518
    2015                                             1.02                         0.91                      1,717,485
    2014                                             0.97                         1.02                        397,711
    2013                                             1.03                         0.97                         10,575

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - R CLASS
  BAND 125
    2016                                          $  0.91                      $  0.93                        119,845
    2015                                             1.01                         0.91                        187,696
    2014                                             0.97                         1.01                        118,131
    2013                                             1.03                         0.97                         89,643

  BAND 0
    2016                                          $  0.94                      $  0.98                         22,773
    2015                                             1.04                         0.94                         29,771

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 1.14                        $ 1.29                              -
   2015                                               1.18                          1.14                              -
   2014                                               1.07                          1.18                              -
   2013                                               1.00 (10/11/13)               1.07                         13,689

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R3 CLASS
  BAND 125
   2016                                             $ 1.13                        $ 1.28                        103,199
   2015                                               1.17                          1.13                         76,029
   2014                                               1.07                          1.17                         68,064
   2013                                               1.00 (10/11/13)               1.07                         75,289

  BAND 100
   2016                                             $ 1.13                        $ 1.29                        139,760
   2015                                               1.18                          1.13                         68,766
   2014                                               1.07                          1.18                         68,766
   2013                                               1.00 (10/11/13)               1.07                         10,397

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R5 CLASS
  BAND 125
   2016                                             $ 1.00 (01/21/16)             $ 1.21                             78

LORD ABBETT DEVELOPING GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 1.42                        $ 1.37                        202,948
   2015                                               1.58                          1.42                        290,101
   2014                                               1.55                          1.58                        360,349
   2013                                               1.00                          1.55                        346,007
   2012                                               0.92                          1.00                        234,395
   2011                                               1.00 (06/23/11)               0.92                         23,442

  BAND 0
   2016                                             $ 1.51                        $ 1.47                      2,081,508
   2015                                               1.65                          1.51                      2,074,073
   2014                                               1.60                          1.65                      1,906,308
   2013                                               1.02                          1.60                      2,271,156
   2012                                               0.92                          1.02                      2,530,975

LORD ABBETT DEVELOPING GROWTH FUND - P CLASS
  BAND 125
   2016                                             $ 2.55                        $ 2.45                        310,525
   2015                                               2.83                          2.55                        347,933
   2014                                               2.78                          2.83                        489,086
   2013                                               1.79                          2.78                        922,022
   2012                                               1.64                          1.79                        553,655
   2011                                               1.69                          1.64                        610,474
   2010                                               1.27                          1.69                        382,129
   2009                                               0.87                          1.27                        516,768
   2008                                               1.67                          0.87                        264,576
   2007                                               1.25                          1.67                        107,226



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 2.62                         $ 2.52                           205,293
   2015                                                 2.90                           2.62                           306,994
   2014                                                 2.84                           2.90                           292,797
   2013                                                 1.82                           2.84                            37,849
   2012                                                 1.67                           1.82                            48,976
   2011                                                 1.72                           1.67                            41,506
   2010                                                 1.27                           1.72                            37,783
   2009                                                 0.87                           1.27                            51,522
   2008                                                 1.68                           0.87                            33,884
   2007                                                 1.25                           1.68                            35,681

  BAND 25
   2016                                               $ 2.85                         $ 2.76                                 -
   2015                                                 3.13                           2.85                                 -
   2014                                                 3.04                           3.13                                 -
   2013                                                 1.94                           3.04                                 -
   2012                                                 1.76                           1.94                                 -
   2011                                                 1.80                           1.76                                 -
   2010                                                 1.32                           1.80                           210,432
   2009                                                 0.90                           1.32                           164,941
   2008                                                 1.72                           0.90                            82,239

  BAND 0
   2016                                               $ 2.93                         $ 2.85                           132,088
   2015                                                 3.21                           2.93                           133,297
   2014                                                 3.11                           3.21                           121,746
   2013                                                 1.98                           3.11                           115,991
   2012                                                 1.79                           1.98                           150,316
   2011                                                 1.82                           1.79                           146,200
   2010                                                 1.34                           1.82                           229,549
   2009                                                 0.91                           1.34                           216,865
   2008                                                 1.73                           0.91                           200,072
   2007                                                 1.28                           1.73                           331,988

LORD ABBETT DEVELOPING GROWTH FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.54                         $ 1.48                         1,080,917
   2015                                                 1.72                           1.54                         1,068,460
   2014                                                 1.69                           1.72                         1,327,705
   2013                                                 1.09                           1.69                         1,445,197
   2012                                                 1.00                           1.09                         1,583,064
   2011                                                 1.03                           1.00                         1,530,364
   2010                                                 0.77                           1.03                           793,983
   2009                                                 0.53                           0.77                           152,060
   2008                                                 1.02                           0.53                            22,594

  BAND 100
   2016                                               $ 1.57                         $ 1.51                            20,685
   2015                                                 1.75                           1.57                            20,685
   2014                                                 1.71                           1.75                            20,685
   2013                                                 1.10                           1.71                            20,685
   2012                                                 1.01                           1.10                            20,685

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY - A CLASS
  BAND 125
   2016                                               $ 1.39                         $  1.59                                -
   2015                                                 1.45                            1.39                                -
   2014                                                 1.37                            1.45                          131,504
   2013                                                 1.02                            1.37                          114,738

LORD ABBETT FUNDAMENTAL EQUITY - R3 CLASS
  BAND 125
   2016                                               $ 1.38                         $  1.57                           22,505
   2015                                                 1.44                            1.38                          160,378
   2014                                                 1.37                            1.44                          500,380
   2013                                                 1.01                            1.37                          789,689
   2012                                                 0.93                            1.01                          272,563
   2011                                                 1.00 (06/23/11)                 0.93                          394,056

  BAND 0
   2016                                               $ 1.46                         $  1.68                                -
   2015                                                 1.51                            1.46                                -
   2014                                                 1.41                            1.51                          201,478
   2013                                                 1.03                            1.41                          328,397

LORD ABBETT GROWTH LEADERS FUND - I CLASS
  BAND 125
   2016                                               $ 1.09                         $  1.09                           55,104

LORD ABBETT GROWTH LEADERS FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.09                         $  1.08                           84,584

LORD ABBETT GROWTH LEADERS FUND - R5 CLASS
  BAND 125
   2016                                               $ 1.00 (01/21/16)              $  1.10                          366,873

LORD ABBETT GROWTH OPPORTUNITIES FUND - P CLASS
  BAND 125
   2016                                               $ 2.04                         $  2.03                           28,936
   2015                                                 2.02                            2.04                           38,783
   2014                                                 1.93                            2.02                           79,119
   2013                                                 1.42                            1.93                           99,661
   2012                                                 1.27                            1.42                          127,706
   2011                                                 1.43                            1.27                          113,297
   2010                                                 1.18                            1.43                           80,768
   2009                                                 0.82                            1.18                           68,741
   2008                                                 1.35                            0.82                           47,943
   2007                                                 1.13                            1.35                            4,986

  BAND 100
   2016                                               $ 2.10                         $  2.10                           27,336
   2015                                                 2.07                            2.10                           35,979
   2014                                                 1.97                            2.07                           25,392

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2016                                             $  1.55                       $ 1.54                         160,174
   2015                                                1.53                         1.55                          94,664
   2014                                                1.46                         1.53                         205,070
   2013                                                1.08                         1.46                         103,780
   2012                                                0.96                         1.08                         157,303
   2011                                                1.09                         0.96                         110,584
   2010                                                0.89                         1.09                         242,602
   2009                                                0.62                         0.89                           2,434
   2008                                                1.02                         0.62                              69

  BAND 0
   2016                                             $  1.71                       $ 1.73                               -
   2015                                                1.67                         1.71                           1,143
   2014                                                1.58                         1.67                             498
   2013                                                1.15                         1.58                             193
   2012                                                1.01                         1.15                             193
   2011                                                1.13                         1.01                             193
   2010                                                0.92                         1.13                           1,156

LORD ABBETT HIGH YIELD FUND - A CLASS
  BAND 125
   2016                                             $  0.93                       $ 1.07                         418,453
   2015                                                0.97                         0.93                         141,637
   2014                                                1.00 (06/26/14)              0.97                          13,559

LORD ABBETT HIGH YIELD FUND - R3 CLASS
  BAND 125
   2016                                             $  0.93                       $ 1.06                         264,831
   2015                                                0.97                         0.93                         276,250

LORD ABBETT HIGH YIELD FUND - R5 CLASS
  BAND 125
   2016                                             $  1.00 (01/21/16)            $ 1.19                          35,383

LORD ABBETT MID CAP STOCK FUND - P CLASS
  BAND 125
   2016                                             $  1.60                       $ 1.84                           9,266
   2015                                                1.68                         1.60                           8,060
   2014                                                1.53                         1.68                           7,795
   2013                                                1.19                         1.53                          41,037
   2012                                                1.05                         1.19                          23,215
   2011                                                1.11                         1.05                          28,115
   2010                                                0.89                         1.11                          28,756
   2009                                                0.71                         0.89                          12,229
   2008                                                1.20                         0.71                           7,534
   2007                                                1.21                         1.20                           7,144

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT MID CAP STOCK FUND - R3 CLASS
  BAND 125
    2016                                          $  2.29                       $ 2.62                         64,522
    2015                                             2.40                         2.29                         60,370
    2014                                             2.18                         2.40                         59,359
    2013                                             1.70                         2.18                         85,142
    2012                                             1.51                         1.70                         65,115
    2011                                             1.59                         1.51                         38,083
    2010                                             1.28                         1.59                          5,249

LORD ABBETT SMALL CAP VALUE FUND - P CLASS
  BAND 125
    2016                                          $  2.14                       $ 2.54                              -
    2015                                             2.20                         2.14                        157,053
    2014                                             2.18                         2.20                        230,612
    2013                                             1.66                         2.18                        279,365
    2012                                             1.52                         1.66                        264,747
    2011                                             1.62                         1.52                        258,432
    2010                                             1.30                         1.62                        220,695
    2009                                             1.01                         1.30                        162,364
    2008                                             1.49                         1.01                        130,653
    2007                                             1.37                         1.49                        100,815

LORD ABBETT SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
    2016                                          $  2.07                       $ 2.46                         58,699
    2015                                             2.13                         2.07                         54,249
    2014                                             2.12                         2.13                         74,564
    2013                                             1.61                         2.12                        113,560
    2012                                             1.47                         1.61                        166,580
    2011                                             1.57                         1.47                        162,124
    2010                                             1.26                         1.57                         90,785
    2009                                             1.00 (05/01/09)              1.26                            880

  BAND 0
    2016                                          $  2.25                       $ 2.71                              -
    2015                                             2.28                         2.25                          2,415
    2014                                             2.25                         2.28                            397
    2013                                             1.68                         2.25                              -
    2012                                             1.52                         1.68                          7,503
    2011                                             1.60                         1.52                          5,123

LORD ABBETT TOTAL RETURN FUND - I CLASS
  BAND 125
    2016                                          $  0.97                       $ 1.00                        311,939
    2015                                             1.00 (01/15/15)              0.97                          8,927

LORD ABBETT TOTAL RETURN FUND - R3 CLASS
  BAND 125
    2016                                          $  0.97                       $ 0.99                        731,998
    2015                                             1.00 (01/15/15)              0.97                        547,927

LORD ABBETT TOTAL RETURN FUND - R5 CLASS
  BAND 125
    2016                                          $  1.00 (01/21/16)            $ 1.03                        547,144

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
   2016                                             $  1.78                       $ 2.05                         580,743
   2015                                                1.86                         1.78                         735,607
   2014                                                1.73                         1.86                       1,379,860
   2013                                                1.28                         1.73                       1,829,460
   2012                                                1.18                         1.28                       1,840,055
   2011                                                1.25                         1.18                       1,130,022
   2010                                                1.02                         1.25                         265,481

  BAND 0
   2016                                             $  1.92                       $ 2.24                               -
   2015                                                1.98                         1.92                               -
   2014                                                1.81                         1.98                       1,339,607
   2013                                                1.33                         1.81                       1,370,257
   2012                                                1.21                         1.33                       1,528,042

LORD ABBETT VALUE OPPORTUNITIES FUND - P CLASS
  BAND 125
   2016                                             $  1.14                       $ 1.31                         477,043
   2015                                                1.19                         1.14                         610,088
   2014                                                1.11                         1.19                         672,947
   2013                                                1.00 (07/12/13)              1.11                         732,951

  BAND 100
   2016                                             $  1.15                       $ 1.32                          44,799
   2015                                                1.20                         1.15                          56,398
   2014                                                1.11                         1.20                          30,223
   2013                                                1.00 (07/12/13)              1.11                           1,756

  BAND 0
   2016                                             $  1.18                       $ 1.37                               -
   2015                                                1.22                         1.18                               -
   2014                                                1.12                         1.22                               -
   2013                                                1.00 (07/12/13)              1.12                          68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2016                                             $  1.76                       $ 2.02                         389,559
   2015                                                1.84                         1.76                         508,221
   2014                                                1.71                         1.84                       1,045,034
   2013                                                1.28                         1.71                       1,057,555
   2012                                                1.18                         1.28                         905,195
   2011                                                1.25                         1.18                         595,872
   2010                                                1.02                         1.25                          90,946

  BAND 100
   2016                                             $  1.79                       $ 2.06                         108,530
   2015                                                1.87                         1.79                         153,596
   2014                                                1.73                         1.87                         149,322

  BAND 0
   2016                                             $  1.90                       $ 2.21                               -
   2015                                                1.96                         1.90                           6,534
   2014                                                1.80                         1.96                          94,754
   2013                                                1.33                         1.80                          99,542
   2012                                                1.21                         1.33                          17,829
   2011                                                1.27                         1.21                          21,460

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES - S CLASS
  BAND 125
   2016                                               $ 1.35                         $ 1.39                         1,502,051
   2015                                                 1.41                           1.35                         1,717,912
   2014                                                 1.38                           1.41                         1,488,741
   2013                                                 1.29                           1.38                         1,581,056
   2012                                                 1.20                           1.29                           678,266
   2011                                                 1.19                           1.20                           620,882
   2010                                                 1.10                           1.19                           229,862
   2009                                                 1.01                           1.10                            21,385
   2008                                                 1.07                           1.01                             1,264
   2007                                                 1.02                           1.07                               246

MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES - S CLASS
  BAND 125
   2016                                               $ 1.34                         $ 1.38                         2,790,804
   2015                                                 1.43                           1.34                         3,329,461
   2014                                                 1.38                           1.43                         2,883,218
   2013                                                 1.20                           1.38                         2,268,424
   2012                                                 1.07                           1.20                           379,120
   2011                                                 1.10                           1.07                           366,431
   2010                                                 0.99                           1.10                           357,856
   2009                                                 0.81                           0.99                           290,859
   2008                                                 1.09                           0.81                           132,265
   2007                                                 1.03                           1.09                           149,458

MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES - S CLASS
  BAND 125
   2016                                               $ 1.34                         $ 1.39                         1,110,611
   2015                                                 1.44                           1.34                         1,279,125
   2014                                                 1.38                           1.44                         1,031,194
   2013                                                 1.11                           1.38                           618,923
   2012                                                 0.96                           1.11                           195,166
   2011                                                 1.05                           0.96                            95,885
   2010                                                 0.93                           1.05                            96,990
   2009                                                 0.69                           0.93                            67,929
   2008                                                 1.09                           0.69                            10,482

MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES - S CLASS
  BAND 125
   2016                                               $ 1.30                         $ 1.33                        16,612,743
   2015                                                 1.38                           1.30                        18,009,992
   2014                                                 1.35                           1.38                        18,526,866
   2013                                                 1.21                           1.35                        16,467,809
   2012                                                 1.10                           1.21                        10,878,795
   2011                                                 1.12                           1.10                         9,214,054
   2010                                                 1.02                           1.12                         8,031,815
   2009                                                 0.87                           1.02                           463,779
   2008                                                 1.08                           0.87                           119,249
   2007                                                 1.03                           1.08                            73.358

MFS AGGRESSIVE GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2016                                               $ 0.97                         $ 1.03                             2,129

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS CONSERVATIVE ALLOCATION FUND - R3 CLASS
  BAND 125
   2016                                              $ 0.97                       $  1.01                        335,237
   2015                                                0.99                          0.97                         97,024

MFS EMERGING MARKETS DEBT FUND - R3 CLASS
  BAND 125
   2016                                              $ 1.02                       $  1.10                         83,358
   2015                                                1.04                          1.02                              2
   2014                                                1.01                          1.04                        812,624
   2013                                                1.00 (06/20/13)               1.01                      1,527,002

MFS GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2016                                              $ 0.97                       $  1.03                        102,264
   2015                                                0.99                          0.97                         94,250

MFS INTERNATIONAL NEW DISCOVERY FUND - A CLASS
  BAND 125
   2016                                              $ 2.94                       $  2.91                      1,144,856
   2015                                                2.91                          2.94                      1,808,540
   2014                                                3.03                          2.91                      1,851,378
   2013                                                2.57                          3.03                      3,068,691
   2012                                                2.09                          2.57                      2,868,466
   2011                                                2.35                          2.09                      2,911,962
   2010                                                1.95                          2.35                      2,891,837
   2009                                                1.34                          1.95                       2,923.74
   2008                                                2.42                          1.34                      1.917,239
   2007                                                2.25                          2.42                      1,913,650

MFS INTERNATIONAL NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2016                                              $ 1.51                       $  1.49                        284,809
   2015                                                1.49                          1.51                        311,334
   2014                                                1.56                          1.49                        320,175
   2013                                                1.33                          1.56                        282,508
   2012                                                1.08                          1.33                         99,293
   2011                                                1.22                          1.08                         44,926
   2010                                                1.02                          1.22                          1,941

MFS INTERNATIONAL VALUE FUND - R2 CLASS
  BAND 125
   2016                                              $ 1.39                       $  1.42                        636,413
   2015                                                1.32                          1.39                        797,445
   2014                                                1.33                          1.32                        193,385
   2013                                                1.06                          1.33                         24,149

MFS INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2016                                              $ 1.40                       $  1.44                      9,667,426
   2015                                                1.33                          1.40                      8,610,715
   2014                                                1.33                          1.33                      6,359,318
   2013                                                1.06                          1.33                      2,253,559

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R2 CLASS
  BAND 125
   2016                                              $ 1.87                       $ 1.96                       2,334,954
   2015                                                1.90                         1.87                       2,965,177
   2014                                                1.73                         1.90                       3,801,581
   2013                                                1.35                         1.73                       3,889,471
   2012                                                1.17                         1.35                       2,541,810
   2011                                                1.17                         1.17                         365,099

  BAND 100
   2016                                              $ 1.90                       $ 1.99                         434,171
   2015                                                1.92                         1.90                         448,343
   2014                                                1.74                         1.92                         346,649

  BAND 0
   2016                                              $ 2.01                       $ 2.12                               -
   2015                                                2.01                         2.01                           4,444
   2014                                                1.81                         2.01                           1,377

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R3 CLASS
  BAND 125
   2016                                              $ 1.90                       $ 1.99                       4,927,849
   2015                                                1.92                         1.90                       5,045,019
   2014                                                1.74                         1.92                       5,016,469
   2013                                                1.36                         1.74                       5,108,600
   2012                                                1.18                         1.36                       4,366,263
   2011                                                1.17                         1.18                       4,152,131
   2010                                                1.00 (05/27/10)              1.17                       2,579,892

  BAND 0
   2016                                              $ 2.03                       $ 2.16                       2,823,037
   2015                                                2.03                         2.03                       2,686,990
   2014                                                1.82                         2.03                       2,772,281
   2013                                                1.40                         1.82                       2,964,647
   2012                                                1.20                         1.40                       3,060,256

MFS MID CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                              $ 1.66                       $ 1.71                       1,919,308
   2015                                                1.61                         1.66                         533,328
   2014                                                1.50                         1.61                          62,397
   2013                                                1.11                         1.50                          61,127
   2012                                                0.97                         1.11                          56,348
   2011                                                1.04                         0.97                          54,472
   2010                                                0.82                         1.04                          53.048
   2009                                                0.59                         0.82                           9,553
   2008                                                1.22                         0.59                           6,493
   2007                                                1.12                         1.22                         102.679

MFS MID CAP VALUE FUND - R2 CLASS
  BAND 125
   2016                                              $ 0.98                       $ 1.12                       4,762,985
   2015                                                1.02                         0.98                         232,177

  BAND 0
   2016                                              $ 0.99                       $ 1.14                       1,138,556

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2016                                          $ 0.98                       $ 1.12                       6,719,646
    2015                                            1.02                         0.98                          14,243

MFS MODERATE ALLOCATION FUND - R3 CLASS
  BAND 125
    2016                                          $ 0.97                       $ 1.02                          22,216
    2015                                            0.99                         0.97                          61,788

MFS NEW DISCOVERY FUND - R2 CLASS
  BAND 125
    2016                                          $ 1.21                       $ 1.29                          50,199
    2015                                            1.25                         1.21                         204,337
    2014                                            1.37                         1.25                         527,673
    2013                                            0.99                         1.37                         297,334
    2012                                            0.83                         0.99                          66,702
    2011                                            1.00 (06/23/11)              0.83                          41,935

  BAND 0
    2016                                          $ 1.28                       $ 1.38                               -
    2015                                            1.31                         1.28                           9,214
    2014                                            1.42                         1.31                           6,390

MFS NEW DISCOVERY FUND - R3 CLASS
  BAND 125
    2016                                          $ 1.22                       $ 1.31                          18,350
    2015                                            1.26                         1.22                          70,293
    2014                                            1.38                         1.26                         700,692
    2013                                            0.99                         1.38                         145,617
    2012                                            0.83                         0.99                          44,407
    2011                                            1.00 (06/23/11)              0.83                          23,209

MFS TECHNOLOGY FUND - R2 CLASS
  BAND 125
    2016                                          $ 1.00 (05/12/16)            $ 1.09                          14,851

MFS TECHNOLOGY FUND - R3 CLASS
  BAND 125
    2016                                          $ 1.00 (05/12/16)            $ 1.09                          32,362

MFS UTILITIES FUND - R2 CLASS
  BAND 125
    2016                                          $ 1.54                       $ 1.69                         296,143
    2015                                            1.83                         1.54                         341,133
    2014                                            1.65                         1.83                         540,895
    2013                                            1.39                         1.65                         275,996
    2012                                            1.25                         1.39                         175,686
    2011                                            1.19                         1.25                         143,125
    2010                                            1.00 (05/27/10)              1.19                           3,567

  BAND 100
    2016                                          $ 1.56                       $ 1.71                          35,232
    2015                                            1.85                         1.56                          44,128
    2014                                            1.66                         1.85                          53,031

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES FUND - R3 CLASS
  BAND 125
    2016                                          $ 1.56                       $ 1.71                         203,327
    2015                                            1.85                         1.56                         166,061
    2014                                            1.67                         1.85                          49,803
    2013                                            1.40                         1.67                          18,309
    2012                                            1.25                         1.40                          17,752
    2011                                            1.19                         1.25                          12,960
    2010                                            1.00 (05/27/10)              1.19                           3,567

MFS VALUE FUND - A CLASS
  BAND 125
    2016                                          $ 2.20                       $ 2.47                      12,552,857
    2015                                            2.25                         2.20                      10,260,718
    2014                                            2.06                         2.25                       5,716,057
    2013                                            1.54                         2.06                       4,937,223
    2012                                            1.34                         1.54                       3,065,781
    2011                                            1.36                         1.34                       4,364,025
    2010                                            1.24                         1.36                       3,874,016
    2009                                            1.04                         1.24                       2,289,977
    2008                                            1.57                         1.04                       1,200,752
    2007                                            1.48                         1.57                         867,352

  BAND 0
    2016                                          $ 2.61                       $ 2.97                       1,870,724
    2015                                            2.63                         2.61                       1,850,306
    2014                                            2.38                         2.63                       1,753,659
    2013                                            1.76                         2.38                       1,828,853
    2012                                            1.51                         1.76                       1,854,727

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - A CLASS
  BAND 125
    2016                                          $ 0.92                       $ 0.99                          16,393

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - R3 CLASS
  BAND 125
    2016                                          $ 0.91                       $ 0.97                          30,242
    2015                                            1.04                         0.91                          18,332

NEUBERGER BERMAN FOCUS FUND - ADVISOR CLASS
  BAND 125
    2016                                          $ 1.68                       $ 1.77                          26,079
    2015                                            1.70                         1.68                          24,399
    2014                                            1.56                         1.70                          23,661
    2013                                            1.17                         1.56                          40,843
    2012                                            1.00                         1.17                          34,297
    2011                                            1.04                         1.00                          50,816
    2010                                            0.94                         1.04                          51,136
    2009                                            0.74                         0.94                          30,261
    2008                                            1.28                         0.74                          27,110
    2007                                            1.22                         1.28                          14,638

  BAND 100
    2016                                          $ 1.73                       $ 1.82                          52,213
    2015                                            1.75                         1.73                          13,103
    2014                                            1.60                         1.75                          14,438

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN LARGE CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.44                         $ 1.81                           263,324
   2015                                                 1.67                           1.44                           684,397
   2014                                                 1.52                           1.67                           696,007
   2013                                                 1.18                           1.52                           815,403
   2012                                                 1.02                           1.18                           800,279
   2011                                                 1.17                           1.02                         1,827,912
   2010                                                 1.03                           1.17                         2,258,042
   2009                                                 0.67                           1.03                         2,508,719
   2008                                                 1.42                           0.67                         2,728,215
   2007                                                 1.31                           1.42                         2,020,623

  BAND 100
   2016                                               $ 1.48                         $ 1.87                            89,309
   2015                                                 1.71                           1.48                            67,095
   2014                                                 1.56                           1.71                            73,144
   2013                                                 1.20                           1.56                             4,912
   2012                                                 1.04                           1.20                             4,815
   2011                                                 1.19                           1.04                             4,815
   2010                                                 1.05                           1.19                             4,858
   2009                                                 0.68                           1.05                            19,550
   2008                                                 1.43                           0.68                            19,457

  BAND 0
   2016                                               $ 1.65                         $ 2.11                                 -
   2015                                                 1.89                           1.65                                 -
   2014                                                 1.71                           1.89                                 -
   2013                                                 1.30                           1.71                                 -
   2012                                                 1.12                           1.30                           293,974
   2011                                                 1.26                           1.12                           271,795
   2010                                                 1.10                           1.26                           406,801
   2009                                                 0.71                           1.10                           355,343
   2008                                                 1.48                           0.71                           177,873

NEUBERGER BERMAN SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                               $ 1.76                         $ 1.85                            39,021
   2015                                                 1.89                           1.76                            43,850

NEUBERGER BERMAN SMALL CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.82                         $ 1.90                           154,275
   2015                                                 1.95                           1.82                           263,802
   2014                                                 1.91                           1.95                           278,970
   2013                                                 1.32                           1.91                           314,809
   2012                                                 1.23                           1.32                           385,263
   2011                                                 1.27                           1.23                           426,115
   2010                                                 1.07                           1.27                           810,349
   2009                                                 0.89                           1.07                           898,145
   2008                                                 1.56                           0.89                           831,570
   2007                                                 1.25                           1.56                           602,747



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.87                         $ 1.96                             9,236
   2015                                                 2.00                           1.87                             9,208
   2014                                                 1.96                           2.00                            11,310

  BAND 0
   2016                                               $ 2.09                         $ 2.21                                 -
   2015                                                 2.22                           2.09                            31,337
   2014                                                 2.14                           2.22                            39,204
   2013                                                 1.46                           2.14                            43,905
   2012                                                 1.34                           1.46                            25,899
   2011                                                 1.37                           1.34                            20,024
   2010                                                 1.14                           1.37                            15,774
   2009                                                 0.93                           1.14                            11,029
   2008                                                 1.62                           0.93                                 -

NEUBERGER BERMAN SMALL CAP GROWTH FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.74                         $ 1.82                            14,065
   2015                                                 1.87                           1.74                            37,729
   2014                                                 1.83                           1.87                            21,877
   2013                                                 1.26                           1.83                            15,674
   2012                                                 1.18                           1.26                             7,557
   2011                                                 1.21                           1.18                             7,476

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - A CLASS
  BAND 125
   2016                                               $ 1.00 (10/21/16)              $ 1.05                           145,717

NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.00 (10/21/16)              $ 1.05                           780,532

  BAND 100
   2016                                               $ 1.00 (10/21/16)              $ 1.05                            55,976

NORTHERN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2016                                               $ 1.56                         $ 1.97                         1,421,332
   2015                                                 1.66                           1.56                           863,975
   2014                                                 1.57                           1.66                            19,543
   2013                                                 1.16                           1.57                            17,647

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2016                                               $ 1.76                         $ 1.75                         3,338,235
   2015                                                 1.80                           1.76                         2,384,566
   2014                                                 1.68                           1.80                           762,062
   2013                                                 1.24                           1.68                            57,259
   2012                                                 1.10                           1.24                           345,375
   2011                                                 1.15                           1.10                           325,064
   2010                                                 0.91                           1.15                           350,204
   2009                                                 0.63                           0.91                           306,492
   2008                                                 1.18                           0.63                           278,133
   2007                                                 1.02                           1.18                           329,428

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.72                         $ 1.71                         1,315,975
   2015                                                 1.76                           1.72                           813,436
   2014                                                 1.65                           1.76                           494,129
   2013                                                 1.23                           1.65                            45,588
   2012                                                 1.08                           1.23                            42,929
   2011                                                 1.13                           1.08                            35,872
   2010                                                 0.90                           1.13                             4,477
   2009                                                 0.63                           0.90                             5,204
   2008                                                 1.18                           0.63                             2,063

  BAND 0
   2016                                               $ 1.92                         $ 1.94                           338,777
   2015                                                 1.95                           1.92                           149,082
   2014                                                 1.80                           1.95                           521,788

NUVEEN MID CAP INDEX FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.55                         $ 1.83                         4,285,403
   2015                                                 1.62                           1.55                         4,529,847
   2014                                                 1.51                           1.62                         4,270,506
   2013                                                 1.15                           1.51                         4,431,148
   2012                                                 1.00                           1.15                         2,743,384
   2011                                                 1.04                           1.00                         1,714,833
   2010                                                 0.84                           1.04                         1,524,930
   2009                                                 0.62                           0.84                           749,704
   2008                                                 0.99                           0.62                           214,581

  BAND 100
   2016                                               $ 1.58                         $ 1.87                            12,098
   2015                                                 1.64                           1.58                             3,725
   2014                                                 1.53                           1.64                             2,879
   2013                                                 1.17                           1.53                             2,631
   2012                                                 1.01                           1.17                             2,273
   2011                                                 1.04                           1.01                               915

  BAND 50
   2016                                               $ 1.65                         $ 1.96                             8,292
   2015                                                 1.70                           1.65                             9,177
   2014                                                 1.58                           1.70                             3,933
   2013                                                 1.20                           1.58                               950
   2012                                                 1.03                           1.20                               971
   2011                                                 1.06                           1.03                             1,122
   2010                                                 0.85                           1.06                             3,003

  BAND 0
   2016                                               $ 1.71                         $ 2.05                           166,346
   2015                                                 1.77                           1.71                           160,187
   2014                                                 1.63                           1.77                           130,638
   2013                                                 1.23                           1.63                           119,252
   2012                                                 1.05                           1.23                            14,137
   2011                                                 1.08                           1.05                            11,780
   2010                                                 0.86                           1.08                             3,474

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP VALUE FUND - A CLASS
  BAND 125
    2016                                             $ 1.40                        $ 1.60                         293,222
    2015                                               1.47                          1.40                         172,431
    2014                                               1.36                          1.47                         106,868
    2013                                               1.00                          1.36                          26,117
    2012                                               0.92                          1.00                           9,350
    2011                                               1.00                          0.92                         102,847
    2010                                               0.84                          1.00                          94,345
    2009                                               0.66                          0.84                          83,649
    2008                                               1.06                          0.66                         109,710

NUVEEN MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2016                                             $ 1.37                        $ 1.56                           1,335
    2015                                               1.44                          1.37                           9,030
    2014                                               1.34                          1.44                           7,865
    2013                                               0.98                          1.34                           5,071
    2012                                               0.90                          0.98                           1,179
    2011                                               0.99                          0.90                          16,406
    2010                                               0.84                          0.99                          57,902
    2009                                               0.66                          0.84                          52,072
    2008                                               1.06                          0.66                           5,092

NUVEEN REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2016                                             $ 2.15                        $ 2.26                         470,377
    2015                                               2.11                          2.15                         339,928
    2014                                               1.63                          2.11                         572,816
    2013                                               1.63                          1.63                         639,614
    2012                                               1.40                          1.63                         819,385
    2011                                               1.32                          1.40                         537,716
    2010                                               1.03                          1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - R3 CLASS
  BAND 125
    2016                                             $ 2.12                        $ 2.22                         688,803
    2015                                               2.08                          2.12                         699,695
    2014                                               1.61                          2.08                         778,230
    2013                                               1.62                          1.61                         719,411
    2012                                               1.39                          1.62                         676,250
    2011                                               1.32                          1.39                         563,985
    2010                                               1.03                          1.32                         221,292

  BAND 100
    2016                                             $ 2.15                        $ 2.26                           7,434
    2015                                               2.11                          2.15                          28,555
    2014                                               1.63                          2.11                          49,212

  BAND 0
    2016                                             $ 2.28                        $ 2.43                          23,345
    2015                                               2.22                          2.28                          86,146
    2014                                               1.70                          2.22                         103,114
    2013                                               1.69                          1.70                         102,012
    2012                                               1.43                          1.69                          86,927
    2011                                               1.33                          1.43                          88,192
    2010                                               1.03                          1.33                          72,767

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL CAP INDEX FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.38                         $ 1.63                         1,770,975
   2015                                                 1.47                           1.38                         2,623,247
   2014                                                 1.43                           1.47                         3,489,015
   2013                                                 1.05                           1.43                         3,487,012
   2012                                                 0.92                           1.05                         1,551,669
   2011                                                 0.98                           0.92                         1,347,252
   2010                                                 0.79                           0.98                         1,012,978
   2009                                                 0.63                           0.79                           610,330
   2008                                                 0.97                           0.63                           296,321

  BAND 100
   2016                                               $ 1.40                         $ 1.67                            13,726
   2015                                                 1.50                           1.40                             6,727
   2014                                                 1.45                           1.50                             3,435
   2013                                                 1.06                           1.45                             1,428
   2012                                                 0.93                           1.06                             1,248

  BAND 50
   2016                                               $ 1.46                         $ 1.75                               330
   2015                                                 1.55                           1.46                               228
   2014                                                 1.50                           1.55                               660
   2013                                                 1.09                           1.50                               667
   2012                                                 0.95                           1.09                               676
   2011                                                 1.01                           0.95                               803
   2010                                                 1.00                           1.01                               711

  BAND 0
   2016                                               $ 1.52                         $ 1.83                                 -
   2015                                                 1.61                           1.52                           142,978
   2014                                                 1.54                           1.61                           218,590
   2013                                                 1.12                           1.54                           215,748
   2012                                                 0.97                           1.12                           186,645
   2011                                                 1.02                           0.97                           165,621
   2010                                                 0.81                           1.02                           134,179
   2009                                                 0.64                           0.81                             4,036

NUVEEN SMALL CAP SELECT FUND - A CLASS
  BAND 125
   2016                                               $ 1.45                         $ 1.74                            66,822
   2015                                                 1.50                           1.45                           120,459
   2014                                                 1.44                           1.50                            95,511
   2013                                                 1.10                           1.44                           422,848
   2012                                                 1.00                           1.10                           527,399
   2011                                                 1.03                           1.00                           515,456
   2010                                                 0.85                           1.03                           528,219
   2009                                                 0.63                           0.85                           521,721
   2008                                                 0.96                           0.63                           436,614
   2007                                                 1.03                           0.96                           568,304

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL CAP SELECT FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.42                         $ 1.69                             6,853
   2015                                                 1.47                           1.42                            13,955
   2014                                                 1.41                           1.47                            96,521
   2013                                                 1.09                           1.41                            82,532
   2012                                                 0.99                           1.09                           115,364
   2011                                                 1.02                           0.99                           162,205
   2010                                                 0.84                           1.02                           181,333
   2009                                                 0.62                           0.84                            45,936
   2008                                                 0.96                           0.62                            13,813
   2007                                                 1.03                           0.96                            42,572

NUVEEN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2016                                               $ 1.56                         $ 2.02                            85,261
   2015                                                 1.54                           1.56                            58,307
   2014                                                 1.49                           1.54                            44,144
   2013                                                 1.09                           1.49                            43,029
   2012                                                 0.96                           1.09                            50,430
   2011                                                 0.98                           0.96                            47,766
   2010                                                 0.77                           0.98                            50,626
   2009                                                 0.66                           0.77                            47,170
   2008                                                 0.95                           0.66                            67,440
   2007                                                 1.03                           0.95                               140

NUVEEN SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2016                                               $ 1.53                         $ 1.97                           508,888
   2015                                                 1.51                           1.53                           275,208
   2014                                                 1.46                           1.51                           296,079
   2013                                                 1.07                           1.46                           316,953
   2012                                                 0.95                           1.07                           265,127
   2011                                                 0.97                           0.95                            14,015
   2010                                                 0.77                           0.97                            12,134
   2009                                                 0.66                           0.77                            33,534

  BAND 50
   2016                                               $ 1.64                         $ 2.13                            57,556
   2015                                                 1.61                           1.64                            32,344
   2014                                                 1.55                           1.61                            18,674
   2013                                                 1.12                           1.55                            13,771
   2012                                                 0.99                           1.12                            18,308
   2011                                                 1.00                           0.99                            18,130
   2010                                                 0.78                           1.00                            20,056

NUVEEN STRATEGY GROWTH ALLOCATION - A CLASS
  BAND 125
   2016                                               $ 1.35                         $ 1.42                            24,744
   2015                                                 1.39                           1.35                            22,847
   2014                                                 1.34                           1.39                            20,214
   2013                                                 1.13                           1.34                            14,253
   2012                                                 1.02                           1.13                               773
   2011                                                 1.06                           1.02                               248

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.52                         $ 1.62                                 -
   2015                                                 1.54                           1.52                           820,241
   2014                                                 1.46                           1.54                           843,417
   2013                                                 1.22                           1.46                           881,950
   2012                                                 1.08                           1.22                           901,571
   2011                                                 1.11                           1.08                           914,533
   2010                                                 0.99                           1.11                           999,214

NUVEEN STRATEGY GROWTH ALLOCATION - R3 CLASS
  BAND 125
   2016                                               $ 1.32                         $ 1.39                           108,954
   2015                                                 1.36                           1.32                           115,000
   2014                                                 1.31                           1.36                           108,101
   2013                                                 1.12                           1.31                            93,095
   2012                                                 1.00                           1.12                           715,128
   2011                                                 1.05                           1.00                           827,533
   2010                                                 0.95                           1.05                           139,506
   2009                                                 0.74                           0.95                           108,176

  BAND 0
   2016                                               $ 1.48                         $ 1.57                                 -
   2015                                                 1.51                           1.48                            87,651
   2014                                                 1.44                           1.51                            82,727
   2013                                                 1.21                           1.44                            96,289
   2012                                                 1.07                           1.21                            89,231
   2011                                                 1.10                           1.07                            82,607
   2010                                                 1.00                           1.10                             8,505

OAK RIDGE LARGE CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                               $ 1.51                         $ 1.49                             3,731
   2015                                                 1.47                           1.51                             4,260
   2014                                                 1.36                           1.47                             4,837

  BAND 100
   2016                                               $ 1.52                         $ 1.51                             1,491
   2015                                                 1.47                           1.52                            15,288
   2014                                                 1.37                           1.47                            12,088

OAK RIDGE SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                               $ 1.43                         $ 1.44                           210,723
   2015                                                 1.52                           1.43                           256,536
   2014                                                 1.48                           1.52                           195,761
   2013                                                 1.08                           1.48                           192,577
   2012                                                 1.00 (05/24/12)                1.08                               573

OAK RIDGE SMALL CAP GROWTH FUND - Y CLASS
  BAND 125
   2016                                               $ 1.45                         $ 1.46                         3,607,331
   2015                                                 1.53                           1.45                         3,202,559
   2014                                                 1.49                           1.53                         2,614,624
   2013                                                 1.08                           1.49                         1,877,852

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER ACTIVE ALLOCATION FUND - A CLASS
  BAND 125
   2016                                               $ 1.00                         $  1.03                          519,446

  BAND 0
   2016                                               $ 1.01                         $  1.05                          491,780

OPPENHEIMER CORE BOND FUND - A CLASS
  BAND 125
   2016                                               $ 0.98                         $  0.99                        1,271,891
   2015                                                 1.00 (01/15/15)                 0.98                          179,594

OPPENHEIMER CORE BOND FUND - Y CLASS
  BAND 125
   2016                                               $ 0.98                         $  1.00                        2,264,702

OPPENHEIMER DEVELOPING MARKETS FUND - A CLASS
  BAND 125
   2016                                               $ 1.06                         $  1.12                        7,970,782
   2015                                                 1.25                            1.06                        9,514,266
   2014                                                 1.33                            1.25                        6,424,693
   2013                                                 1.24                            1.33                        6,303,821
   2012                                                 1.04                            1.24                        4,118,308
   2011                                                 1.29                            1.04                        2,627,929
   2010                                                 1.02                            1.29                          616,057

  BAND 100
   2016                                               $ 1.08                         $  1.14                          398,776
   2015                                                 1.26                            1.08                          403,604

  BAND 50
   2016                                               $ 1.11                         $  1.18                            6,260
   2015                                                 1.30                            1.11                            6,707

  BAND 0
   2016                                               $ 1.14                         $  1.22                          531,282
   2015                                                 1.33                            1.14                          652,720
   2014                                                 1.40                            1.33                          120,048
   2013                                                 1.29                            1.40                          132,573
   2012                                                 1.07                            1.29                        2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - Y CLASS
  BAND 125
   2016                                               $ 0.90                         $  0.96                       11,384,574
   2015                                                 1.06                            0.90                        9,593,035
   2014                                                 1.13                            1.06                        9,357,477
   2013                                                 1.05                            1.13                        8,884,508

  BAND 0
   2016                                               $ 0.95                         $  1.02                        5,562,169
   2015                                                 1.10                            0.95                        5,371,946
   2014                                                 1.15                            1.10                        4,648,385
   2013                                                 1.06                            1.15                        3,821,063

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2016                                               $ 1.41                         $ 1.40                           256,728
   2015                                                 1.38                           1.41                           314,520
   2014                                                 1.37                           1.38                           139,792
   2013                                                 1.09                           1.37                            35,822

  BAND 100
   2016                                               $ 1.42                         $ 1.41                           144,883
   2015                                                 1.38                           1.42                           188,208

  BAND 50
   2016                                               $ 1.45                         $ 1.44                         1,082,403
   2015                                                 1.40                           1.45                         1,124,020
   2014                                                 1.38                           1.40                           848,916
   2013                                                 1.09                           1.38                           864,171

  BAND 0
   2016                                               $ 1.47                         $ 1.47                                 -
   2015                                                 1.41                           1.47                             8,281
   2014                                                 1.38                           1.41                           666,562
   2013                                                 1.09                           1.38                           688,368

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2016                                               $ 1.42                         $ 1.41                           778,099
   2015                                                 1.38                           1.42                           542,430
   2014                                                 1.37                           1.38                           433,859
   2013                                                 1.09                           1.37                           208,266

OPPENHEIMER GLOBAL OPPORTUNITIES - A CLASS
  BAND 125
   2016                                               $ 1.50                         $ 1.64                           587,039
   2015                                                 1.34                           1.50                           658,547
   2014                                                 1.40                           1.34                           332,449
   2013                                                 1.01                           1.40                           252,782
   2012                                                 0.93                           1.01                         1,280,138
   2011                                                 1.03                           0.93                            44,232

OPPENHEIMER GLOBAL OPPORTUNITIES  - Y CLASS
  BAND 125
   2016                                               $ 1.65                         $ 1.80                           109,552
   2015                                                 1.46                           1.65                           107,867
   2014                                                 1.53                           1.46                            11,968

OPPENHEIMER GLOBAL STRATEGIC INCOME - A CLASS
  BAND 125
   2016                                               $ 1.26                         $ 1.33                           732,508
   2015                                                 1.31                           1.26                           718,762
   2014                                                 1.29                           1.31                           418,784
   2013                                                 1.31                           1.29                         1,653,142
   2012                                                 1.17                           1.31                            27,355
   2011                                                 1.18                           1.17                           247,017
   2010                                                 1.03                           1.18                           210,386
   2009                                                 0.85                           1.03                           214,559
   2008                                                 1.03                           0.85                           201,573

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 25
   2016                                               $ 1.38                         $  1.46                                -
   2015                                                 1.41                            1.38                                -
   2014                                                 1.38                            1.41                                -
   2013                                                 1.39                            1.38                                -
   2012                                                 1.23                            1.39                                -
   2011                                                 1.22                            1.23                                -
   2010                                                 1.05                            1.22                          479,512
   2009                                                 0.87                            1.05                          488,168
   2008                                                 1.04                            0.87                          296,467

  BAND 0
   2016                                               $ 1.41                         $  1.50                           62,397
   2015                                                 1.44                            1.41                           61,079
   2014                                                 1.40                            1.44                                -
   2013                                                 1.41                            1.40                           23,546

OPPENHEIMER GLOBAL STRATEGIC INCOME - Y CLASS
  BAND 125
   2016                                               $ 0.99                         $  1.04                          325,640
   2015                                                 1.02                            0.99                          253,186
   2014                                                 1.01                            1.02                           72,003
   2013                                                 1.02                            1.01                           14,100

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - A CLASS
  BAND 125
   2016                                               $ 0.34                         $  0.50                        1,124,592
   2015                                                 0.45                            0.34                          944,949
   2014                                                 0.54                            0.45                          572,439
   2013                                                 1.05                            0.54                          561,379
   2012                                                 1.17                            1.05                          335,149
   2011                                                 1.60                            1.17                          201,870
   2010                                                 1.05                            1.60                           27,308

  BAND 100
   2016                                               $ 0.35                         $  0.51                          187,480
   2015                                                 0.46                            0.35                          174,447

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - Y CLASS
  BAND 125
   2016                                               $ 0.32                         $  0.48                          863,217
   2015                                                 0.42                            0.32                          531,970
   2014                                                 0.51                            0.42                          493,053
   2013                                                 0.98                            0.51                          156,221

OPPENHEIMER INTERNATIONAL BOND FUND - A CLASS
  BAND 125
   2016                                               $ 0.93                         $  0.98                        1,854,279
   2015                                                 0.98                            0.93                        2,822,529
   2014                                                 0.99                            0.98                        2,806,579
   2013                                                 1.05                            0.99                        4,694,554
   2012                                                 0.96                            1.05                        1,094,997
   2011                                                 1.00 (06/23/11)                 0.96                          976,340

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 0.94                         $ 0.99                           127,461
   2015                                                 0.99                           0.94                           154,983

  BAND 0
   2016                                               $ 0.99                         $ 1.05                            34,035
   2015                                                 1.03                           0.99                           437,811
   2014                                                 1.02                           1.03                           192,157
   2013                                                 1.07                           1.02                           178,634

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2016                                               $ 0.92                         $ 0.96                         2,613,909
   2015                                                 0.96                           0.92                         2,832,213
   2014                                                 0.97                           0.96                         2,305,601
   2013                                                 1.02                           0.97                         2,077,345

OPPENHEIMER INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2016                                               $ 1.09                         $ 1.05                         3,980,301
   2015                                                 1.07                           1.09                         3,638,698
   2014                                                 1.16                           1.07                         2,675,462
   2013                                                 0.94                           1.16                         3,201,044
   2012                                                 0.78                           0.94                           933,722
   2011                                                 0.86                           0.78                           125,545
   2010                                                 0.76                           0.86                            99,370
   2009                                                 0.56                           0.76                            36,372
   2008                                                 0.97                           0.56                               469

  BAND 100
   2016                                               $ 1.11                         $ 1.07                            16,644
   2015                                                 1.09                           1.11                               990
   2014                                                 1.18                           1.09                             7,387
   2013                                                 0.95                           1.18                             6,811

  BAND 50
   2016                                               $ 1.15                         $ 1.12                             3,684
   2015                                                 1.12                           1.15                             4,571
   2014                                                 1.22                           1.12                             5,769
   2013                                                 0.98                           1.22                             1,713

  BAND 0
   2016                                               $ 1.20                         $ 1.17                           934,673
   2015                                                 1.17                           1.20                           672,925
   2014                                                 1.26                           1.17                           379,301
   2013                                                 1.00                           1.26                           299,856

OPPENHEIMER INTERNATIONAL GROWTH FUND - Y CLASS
  BAND 125
   2016                                               $ 1.25                         $ 1.21                        24,590,763
   2015                                                 1.23                           1.25                        23,661,293
   2014                                                 1.34                           1.23                        17,636,882
   2013                                                 1.08                           1.34                         8,521,212

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - A CLASS
  BAND 125
   2016                                               $ 1.74                         $ 1.71                           814,524
   2015                                                 1.53                           1.74                         1,020,021
   2014                                                 1.55                           1.53                             9,272
   2013                                                 1.08                           1.55                            23,265

  BAND 100
   2016                                               $ 1.75                         $ 1.72                            62,301
   2015                                                 1.54                           1.75                           226,447

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - Y CLASS
  BAND 125
   2016                                               $ 1.75                         $ 1.72                           667,604
   2015                                                 1.54                           1.75                         1,038,135
   2014                                                 1.55                           1.54                           633,120
   2013                                                 1.08                           1.55                           182,066

  BAND 0
   2016                                               $ 1.82                         $ 1.81                           596,209

OPPENHEIMER MAIN STREET MID CAP FUND  - A CLASS
  BAND 125
   2016                                               $ 0.82                         $ 0.92                         1,759,367
   2015                                                 0.90                           0.82                         1,501,728
   2014                                                 0.81                           0.90                         1,438,316
   2013                                                 0.62                           0.81                         1,301,408
   2012                                                 0.53                           0.62                         2,609,738
   2011                                                 0.56                           0.53                         4,258,879
   2010                                                 0.46                           0.56                         2,442,279
   2009                                                 0.34                           0.46                         1,673,048
   2008                                                 0.55                           0.34                         1,072,143
   2007                                                 0.57                           0.55                           229,267

  BAND 100
   2016                                               $ 0.84                         $ 0.95                           437,144
   2015                                                 0.92                           0.84                           439,085
   2014                                                 0.83                           0.92                           112,914
   2013                                                 0.63                           0.83                            72,486

  BAND 50
   2016                                               $ 0.88                         $ 1.00                             6,699
   2015                                                 0.96                           0.88                             7,590
   2014                                                 0.86                           0.96                             8,349
   2013                                                 0.64                           0.86                             8,833

  BAND 0
   2016                                               $ 0.92                         $ 1.05                           149,696
   2015                                                 1.00                           0.92                           217,137

OPPENHEIMER MAIN STREET MID CAP FUND  - Y CLASS
  BAND 125
   2016                                               $ 1.47                         $ 1.64                         1,918,606
   2015                                                 1.60                           1.47                         1,578,128
   2014                                                 1.43                           1.60                           813,283
   2013                                                 1.09                           1.43                           358,158

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $ 1.52                        $ 1.73                        186,078

OPPENHEIMER MAIN STREET SELECT FUND - A CLASS
  BAND 125
   2016                                             $ 1.39                        $ 1.51                        579,454
   2015                                               1.43                          1.39                        604,972
   2014                                               1.35                          1.43                        105,202
   2013                                               1.06                          1.35                        103,343

  BAND 100
   2016                                             $ 1.40                        $ 1.53                         30,049
   2015                                               1.44                          1.40                         30,049

OPPENHEIMER MAIN STREET SELECT FUND - Y CLASS
  BAND 125
   2016                                             $ 1.41                        $ 1.53                              -
   2015                                               1.44                          1.41                         48,147
   2014                                               1.35                          1.44                         52,232
   2013                                               1.06                          1.35                         51,591

OPPENHEIMER MID CAP VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 1.46                        $ 1.73                      1,014,566
   2015                                               1.59                          1.46                      1,024,665
   2014                                               1.46                          1.59                          2,026
   2013                                               1.07                          1.46                          1,864

  BAND 100
   2016                                             $ 1.47                        $ 1.75                        111,803
   2015                                               1.60                          1.47                        128,861

OPPENHEIMER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2016                                             $ 1.47                        $ 1.75                         81,599
   2015                                               1.60                          1.47                        139,272
   2014                                               1.46                          1.60                         29,121
   2013                                               1.07                          1.46                            843

OPPENHEIMER SENIOR FLOATING RATE FUND - A CLASS
  BAND 125
   2016                                             $ 0.95                        $ 1.06                         32,581
   2015                                               0.98                          0.95                         34,372
   2014                                               1.00 (06/26/14)               0.98                         28,169

  BAND 0
   2016                                             $ 0.97                        $ 1.09                         27,448

OPPENHEIMER SENIOR FLOATING RATE FUND - Y CLASS
  BAND 125
   2016                                             $ 0.95                        $ 1.06                         44,695
   2015                                               0.98                          0.95                         32,661

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 1.20                        $ 1.33                        173,939
   2015                                               1.26                          1.20                        249,364
   2014                                               1.16                          1.26                        166,074
   2013                                               0.90                          1.16                        685,152
   2012                                               0.80                          0.90                         25,333
   2011                                               0.85                          0.80                         11,310
   2010                                               0.75                          0.85                          6,931

  BAND 0
   2016                                             $ 1.33                        $ 1.49                              -
   2015                                               1.38                          1.33                         30,691

OPPENHEIMER VALUE FUND - Y CLASS
  BAND 125
   2016                                             $ 1.43                        $ 1.59                         22,769
   2015                                               1.50                          1.43                         29,107
   2014                                               1.37                          1.50                         33,897
   2013                                               1.06                          1.37                         28,082

PARNASSUS CORE EQUITY FUND - INVESTOR CLASS
  BAND 125
   2016                                             $ 1.79                        $ 1.95                     10,249,497
   2015                                               1.82                          1.79                      6,938,021
   2014                                               1.61                          1.82                      6,579,264
   2013                                               1.22                          1.61                      6,081,821
   2012                                               1.07                          1.22                        200,065

PARNASSUS FUND
  BAND 125
   2016                                             $ 1.89                        $ 2.12                        895,119
   2015                                               1.91                          1.89                      1,038,120
   2014                                               1.69                          1.91                        975,914
   2013                                               1.27                          1.69                        993,619
   2012                                               1.02                          1.27                        993,452
   2011                                               1.09                          1.02                        952,129

PARNASSUS MID CAP FUND
  BAND 125
   2016                                             $ 1.76                        $ 2.02                      5,334,412
   2015                                               1.80                          1.76                        887,043
   2014                                               1.64                          1.80                        480,155
   2013                                               1.29                          1.64                        499,477
   2012                                               1.11                          1.29                          2,441
   2011                                               1.08                          1.11                          1,693

  BAND 0
   2016                                             $ 1.88                        $ 2.18                      1,094,856
   2015                                               1.90                          1.88                      1,076,133

PAX BALANCED FUND - INDIVIDUAL INVESTOR CLASS (FORMERLY PAX WORLD BALANCED FUND)
  BAND 125
   2016                                             $ 1.68                        $ 1.75                         33,999
   2015                                               1.71                          1.68                         27,400
   2014                                               1.60                          1.71                         23,743
   2013                                               1.39                          1.60                          7,017
   2012                                               1.27                          1.39                          2,726

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PAX BALANCED FUND - R CLASS
  BAND 125
   2016                                             $ 1.65                        $ 1.72                        678,155
   2015                                               1.68                          1.65                        721,820
   2014                                               1.58                          1.68                        690,720
   2013                                               1.38                          1.58                        833,588
   2012                                               1.26                          1.38                        847,490
   2011                                               1.30                          1.26                        661,896
   2010                                               1.18                          1.30                        620,302
   2009                                               1.00 (05/01/09)               1.18                        583,028

  BAND 100
   2016                                             $ 1.68                        $ 1.75                        104,163
   2015                                               1.71                          1.68                         84,607
   2014                                               1.60                          1.71                         84,763

  BAND 0
   2016                                             $ 1.80                        $ 1.89                         11,793
   2015                                               1.81                          1.80                          7,955
   2014                                               1.68                          1.81                          5,221
   2013                                               1.45                          1.68                          3,018
   2012                                               1.30                          1.45                          3,309
   2011                                               1.33                          1.30                        300,303
   2010                                               1.19                          1.33                        275,327

PAX GLOBAL ENVIRONMENTAL MARKETS FUND - INDIVIDUAL INVESTOR CLASS (FORMERLY PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND)
  BAND 125
   2016                                             $ 1.81                        $ 1.97                         83,616
   2015                                               1.86                          1.81                        185,794
   2014                                               1.93                          1.86                        166,446
   2013                                               1.48                          1.93                          6,423
   2012                                               1.26                          1.48                          6,423
   2011                                               1.42                          1.26                          6,589

PAX GLOBAL ENVIRONMENTAL MARKETS FUND - R CLASS (FORMERLY PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND)
  BAND 125
   2016                                             $ 1.78                        $ 1.94                        216,297
   2015                                               1.83                          1.78                        225,876
   2014                                               1.91                          1.83                        365,329
   2013                                               1.47                          1.91                        374,005
   2012                                               1.25                          1.47                        397,797
   2011                                               1.42                          1.25                        179,504
   2010                                               1.29                          1.42                        122,605
   2009                                               1.00 (05/01/09)               1.29                         75,513

  BAND 100
   2016                                             $ 1.81                        $ 1.98                         29,882
   2015                                               1.86                          1.81                         17,201
   2014                                               1.93                          1.86                          7,844

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 1.93                       $  2.13                         24,643
   2015                                                1.97                          1.93                         17,271
   2014                                                2.03                          1.97                         10,034
   2013                                                1.54                          2.03                          7,460
   2012                                                1.29                          1.54                          6,796
   2011                                                1.45                          1.29                          3,274
   2010                                                1.30                          1.45                          2,241
   2009                                                1.00 (05/01/09)               1.30                            406

PAYDEN EMERGING MARKETS BOND - INVESTOR CLASS
  BAND 125
   2016                                              $ 1.12                       $  1.23                        349,993
   2015                                                1.14                          1.12                        292,036
   2014                                                1.10                          1.14                        231,793
   2013                                                1.20                          1.10                         56,463
   2012                                                1.01                          1.20                         17,822

  BAND 0
   2016                                              $ 1.19                       $  1.33                        408,661
   2015                                                1.20                          1.19                        356,312
   2014                                                1.14                          1.20                        394,082
   2013                                                1.23                          1.14                        604,124
   2012                                                1.03                          1.23                        801,108

PERKINS MID CAP VALUE - A CLASS
  BAND 125
   2016                                              $ 1.47                       $  1.72                         16,216
   2015                                                1.55                          1.47                         22,716
   2014                                                1.45                          1.55                         19,314
   2013                                                1.16                          1.45                      4,360,263
   2012                                                1.07                          1.16                      4,501,986
   2011                                                1.11                          1.07                      4,395,335
   2010                                                1.00 (05/27/10)               1.11                      3,907,363

PERKINS MID CAP VALUE - R CLASS
  BAND 125
   2016                                              $ 1.49                       $  1.74                        555,879
   2015                                                1.58                          1.49                        824,186
   2014                                                1.47                          1.58                        909,407
   2013                                                1.19                          1.47                      2,114,375
   2012                                                1.10                          1.19                      2,953,743
   2011                                                1.15                          1.10                      2,542,169
   2010                                                1.02                          1.15                      1,975,053
   2009                                                0.78                          1.02                      1,100,820
   2008                                                1.10                          0.78                        200,230

  BAND 100
   2016                                              $ 1.53                       $  1.79                         68,764
   2015                                                1.61                          1.53                         72,213
   2014                                                1.50                          1.61                         78,547
   2013                                                1.21                          1.50                         11,299
   2012                                                1.11                          1.21                          8,672
   2011                                                1.16                          1.11                          6,168
   2010                                                1.03                          1.16                          3,629
   2009                                                0.79                          1.03                          2,410
   2008                                                1.10                          0.79                            598

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2016                                             $ 1.60                        $ 1.88                          44,606
    2015                                               1.68                          1.60                          46,224
    2014                                               1.56                          1.68                          41,846
    2013                                               1.25                          1.56                          41,530
    2012                                               1.14                          1.25                          33,428
    2011                                               1.18                          1.14                          27,893

  BAND 0
    2016                                             $ 1.67                        $ 1.98                               -
    2015                                               1.75                          1.67                          10,417
    2014                                               1.61                          1.75                          13,884
    2013                                               1.29                          1.61                          30,492
    2012                                               1.17                          1.29                         164,113
    2011                                               1.21                          1.17                         154,141
    2010                                               1.06                          1.21                          34,837
    2009                                               0.81                          1.06                           4,070

PERKINS SMALL CAP VALUE - SERVICE CLASS
  BAND 125
    2016                                             $ 2.04                        $ 2.53                         500,371
    2015                                               2.12                          2.04                         488,973
    2014                                               2.01                          2.12                         606,027
    2013                                               1.57                          2.01                         633,541
    2012                                               1.46                          1.57                         771,812
    2011                                               1.54                          1.46                         837,291
    2010                                               1.33                          1.54                         684,370
    2009                                               0.98                          1.33                         362,822
    2008                                               1.50                          0.98                         287,793
    2007                                               1.60                          1.50                          83,033

  BAND 100
    2016                                             $ 2.10                        $ 2.62                          50,196
    2015                                               2.18                          2.10                           7,806

  BAND 25
    2016                                             $ 2.30                        $ 2.89                               -
    2015                                               2.38                          2.30                               -
    2014                                               2.23                          2.38                               -
    2013                                               1.73                          2.23                               -
    2012                                               1.59                          1.73                               -
    2011                                               1.66                          1.59                               -
    2010                                               1.41                          1.66                         147,203
    2009                                               1.03                          1.41                         114,211
    2008                                               1.56                          1.03                          63,587

  BAND 0
    2016                                             $ 2.37                        $ 2.99                          17,143
    2015                                               2.44                          2.37                          16,974
    2014                                               2.29                          2.44                          12,983
    2013                                               1.77                          2.29                          10,990
    2012                                               1.62                          1.77                           7,263
    2011                                               1.69                          1.62                           5,411
    2010                                               1.43                          1.69                           3,919

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND - ADMIN CLASS
  BAND 125
    2016                                             $ 0.98                        $ 1.10                          65,244
    2015                                               1.09                          0.98                         804,970
    2014                                               1.10                          1.09                         772,823
    2013                                               1.11                          1.10                         811,969
    2012                                               0.97                          1.11                          57,525
    2011                                               1.00 (06/23/11)               0.97                          19,579

PIMCO ALL ASSET FUND - R CLASS
  BAND 125
    2016                                             $ 0.91                        $ 1.02                           1,617
    2015                                               1.02                          0.91                          26,139
    2014                                               1.03                          1.02                         171,370
    2013                                               1.00 (06/20/13)               1.03                          49,313

PIMCO COMMODITIESPLUS STRATEGY - ADMIN CLASS
  BAND 125
    2016                                             $ 0.66                        $ 0.78                       1,180,341
    2015                                               0.94                          0.66                       1,106,829

PIMCO COMMODITY REAL RETURN STRATEGY - ADMIN CLASS
  BAND 125
    2016                                             $ 1.14                        $ 1.29                         492,364
    2015                                               1.56                          1.14                         480,229
    2014                                               1.94                          1.56                           7,541
    2013                                               2.00 (06/20/13)               1.94                         322,728

PIMCO COMMODITY REAL RETURN STRATEGY - R CLASS
  BAND 125
    2016                                             $ 1.13                        $ 1.27                          22,057
    2015                                               1.56                          1.13                          17,174
    2014                                               1.94                          1.56                           5,430

PIMCO HIGH YIELD - ADMIN CLASS
  BAND 125
    2016                                             $ 2.09                        $ 2.32                       1,175,794
    2015                                               2.16                          2.09                       1,537,956
    2014                                               2.12                          2.16                       2,064,628
    2013                                               2.03                          2.12                       3,006,584
    2012                                               1.80                          2.03                       3,168,957
    2011                                               1.76                          1.80                       3,680,424
    2010                                               1.56                          1.76                       3,640,277
    2009                                               1.10                          1.56                       2,716,640
    2008                                               1.46                          1.10                       2,738,463
    2007                                               1.43                          1.46                       4,006,402

  BAND 0
    2016                                             $ 2.47                        $ 2.78                               -
    2015                                               2.53                          2.47                         338,297
    2014                                               2.45                          2.53                         359,777
    2013                                               2.32                          2.45                         305,756
    2012                                               2.03                          2.32                         323,419
    2011                                               1.96                          2.03                         269,113
    2010                                               1.72                          1.96                         235,432



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD - R CLASS
  BAND 125
   2016                                               $ 1.77                         $ 1.96                           710,955
   2015                                                 1.84                           1.77                           803,140
   2014                                                 1.81                           1.84                         1,184,784
   2013                                                 1.74                           1.81                         1,301,889
   2012                                                 1.55                           1.74                         1,306,478
   2011                                                 1.52                           1.55                         1,374,856
   2010                                                 1.35                           1.52                         1,246,070
   2009                                                 0.96                           1.35                         1,041,692
   2008                                                 1.28                           0.96                           764,134
   2007                                                 1.26                           1.28                           590,480

  BAND 100
   2016                                               $ 1.83                         $ 2.03                           143,345
   2015                                                 1.89                           1.83                           137,230
   2014                                                 1.86                           1.89                           155,388
   2013                                                 1.79                           1.86                             5,125
   2012                                                 1.58                           1.79                            26,156
   2011                                                 1.55                           1.58                            24,823
   2010                                                 1.38                           1.55                            22,441
   2009                                                 0.97                           1.38                            20,626
   2008                                                 1.29                           0.97                            18,736

  BAND 50
   2016                                               $ 1.94                         $ 2.16                           199,460
   2015                                                 2.00                           1.94                           198,254
   2014                                                 1.96                           2.00                           191,445
   2013                                                 1.87                           1.96                           224,638
   2012                                                 1.65                           1.87                           210,156
   2011                                                 1.60                           1.65                           190,865
   2010                                                 1.42                           1.60                           149,690
   2009                                                 1.00                           1.42                           177,077
   2008                                                 1.32                           1.00                           101,346
   2007                                                 1.29                           1.32                            86,486

  BAND 0
   2016                                               $ 2.06                         $ 2.31                           104,031
   2015                                                 2.12                           2.06                            95,788
   2014                                                 2.06                           2.12                            90,185
   2013                                                 1.96                           2.06                            86,690
   2012                                                 1.72                           1.96                            83,048
   2011                                                 1.66                           1.72                            63,438
   2010                                                 1.46                           1.66                            39,868
   2009                                                 1.02                           1.46                            17,437

PIMCO INCOME FUND - ADMIN CLASS
  BAND 125
   2016                                               $ 1.13                         $ 1.21                        11,014,095
   2015                                                 1.12                           1.13                         2,376,463
   2014                                                 1.06                           1.12                         2,208,670
   2013                                                 1.02                           1.06                           291,009

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO INCOME FUND - R CLASS
  BAND 125
   2016                                              $ 1.11                       $  1.19                        727,916
   2015                                                1.11                          1.11                        672,377
   2014                                                1.05                          1.11                        367,485
   2013                                                1.02                          1.05                        931,257

  BAND 0
   2016                                              $ 1.16                       $  1.25                        206,673

PIMCO REAL RETURN FUND - ADMIN CLASS
  BAND 125
   2016                                              $ 1.07                       $  1.11                      6,678,926
   2015                                                1.12                          1.07                      5,729,439
   2014                                                1.10                          1.12                      5,629,364
   2013                                                1.22                          1.10                      4,806,815
   2012                                                1.14                          1.22                      2,478,912
   2011                                                1.03                          1.14                        594,719
   2010                                                1.00 (05/27/10)               1.03                          1,672

  BAND 0
   2016                                              $ 1.15                       $  1.20                        239,740
   2015                                                1.18                          1.15                        210,664
   2014                                                1.15                          1.18                        196,175

PIMCO REAL RETURN FUND - R CLASS
  BAND 125
   2016                                              $ 1.05                       $  1.08                      1,043,939
   2015                                                1.10                          1.05                      1,564,745
   2014                                                1.08                          1.10                      1,606,781
   2013                                                1.21                          1.08                      1,200,747
   2012                                                1.13                          1.21                        773,149
   2011                                                1.03                          1.13                        209,010
   2010                                                1.00 (05/27/10)               1.03                            167

  BAND 0
   2016                                              $ 1.12                       $  1.17                        265,531
   2015                                                1.16                          1.12                        284,023
   2014                                                1.13                          1.16                        351,072

PIMCO TOTAL RETURN FUND - ADMIN CLASS
  BAND 125
   2016                                              $ 1.47                       $  1.49                      7,831,083
   2015                                                1.48                          1.47                     16,449,844
   2014                                                1.44                          1.48                     32,531,748
   2013                                                1.49                          1.44                     58,632,522
   2012                                                1.37                          1.49                     54,380,902
   2011                                                1.33                          1.37                     43,049,477
   2010                                                1.24                          1.33                     30,193,638
   2009                                                1.11                          1.24                     16,339,829
   2008                                                1.07                          1.11                      9,428,320
   2007                                                1.00 (05/24/07)               1.07                      6,760,078



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                               $ 1.50                         $ 1.52                             8,862
   2015                                                 1.51                           1.50                             8,862
   2014                                                 1.46                           1.51                             8,862
   2013                                                 1.51                           1.46                             8,862
   2012                                                 1.38                           1.51                             8,862

  BAND 0
   2016                                               $ 1.64                         $ 1.67                                 -
   2015                                                 1.63                           1.64                         1,176,985
   2014                                                 1.56                           1.63                         1,202,015
   2013                                                 1.59                           1.56                         1,246,769
   2012                                                 1.45                           1.59                         1,432,632
   2011                                                 1.39                           1.45                         1,340,782
   2010                                                 1.28                           1.39                         1,368,629

PIMCO TOTAL RETURN FUND - R CLASS
  BAND 125
   2016                                               $ 1.53                         $ 1.54                         4,805,376
   2015                                                 1.54                           1.53                         9,104,459
   2014                                                 1.50                           1.54                        15,368,712
   2013                                                 1.56                           1.50                        22,154,552
   2012                                                 1.44                           1.56                        22,594,506
   2011                                                 1.41                           1.44                        18,591,317
   2010                                                 1.32                           1.41                        14,195,232
   2009                                                 1.18                           1.32                         8,336,507
   2008                                                 1.15                           1.18                         3,643,842
   2007                                                 1.08                           1.15                         1,373,463

  BAND 100
   2016                                               $ 1.57                         $ 1.59                           813,160
   2015                                                 1.59                           1.57                           886,694
   2014                                                 1.54                           1.59                           940,853
   2013                                                 1.60                           1.54                            33,032
   2012                                                 1.47                           1.60                            56,310
   2011                                                 1.44                           1.47                            49,991
   2010                                                 1.34                           1.44                            86,483
   2009                                                 1.20                           1.34                            65,536
   2008                                                 1.16                           1.20                            64,561
   2007                                                 1.08                           1.16                            15,984

  BAND 50
   2016                                               $ 1.67                         $ 1.70                            74,004
   2015                                                 1.68                           1.67                            72,248
   2014                                                 1.62                           1.68                            69,397
   2013                                                 1.67                           1.62                            67,911
   2012                                                 1.53                           1.67                            63,513
   2011                                                 1.49                           1.53                            62,707
   2010                                                 1.38                           1.49                            13,235



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.78                         $ 1.81                                 -
   2015                                                 1.78                           1.78                           647,381
   2014                                                 1.71                           1.78                         1,280,647
   2013                                                 1.75                           1.71                         1,581,858
   2012                                                 1.60                           1.75                         1,770,587
   2011                                                 1.54                           1.60                         1,036,725
   2010                                                 1.43                           1.54                           473,728
   2009                                                 1.26                           1.43                           245,381
   2008                                                 1.21                           1.26                             8,127
   2007                                                 1.12                           1.21                             6,876

PIONEER BOND FUND - A CLASS
  BAND 125
   2016                                               $ 1.03                         $ 1.06                         9,638,439
   2015                                                 1.04                           1.03                         8,325,651
   2014                                                 0.99                           1.04                         5,663,682
   2013                                                 1.00                           0.99                            77,462

  BAND 100
   2016                                               $ 1.03                         $ 1.07                           732,167
   2015                                                 1.04                           1.03                           446,236

  BAND 50
   2016                                               $ 1.05                         $ 1.09                         1,021,087

  BAND 0
   2016                                               $ 1.07                         $ 1.11                         1,506,464
   2015                                                 1.07                           1.07                         1,039,711
   2014                                                 1.01                           1.07                         1,046,068
   2013                                                 1.00                           1.01                           269,692

PIONEER BOND FUND - Y CLASS
  BAND 125
   2016                                               $ 1.03                         $ 1.07                        37,476,469
   2015                                                 1.04                           1.03                        25,189,411
   2014                                                 1.00                           1.04                        16,702,846
   2013                                                 1.00                           1.00                           285,805

  BAND 0
   2016                                               $ 1.07                         $ 1.12                           678,034

PIONEER DYNAMIC CREDIT FUND - A CLASS
  BAND 125
   2016                                               $ 0.96                         $ 1.05                               300

PIONEER EMERGING MARKETS FUND - A CLASS
  BAND 125
   2016                                               $ 0.71                         $ 0.75                            67,757
   2015                                                 0.86                           0.71                            70,540
   2014                                                 1.00                           0.86                            96,632
   2013                                                 1.04                           1.00                           112,529
   2012                                                 0.94                           1.04                           127,599
   2011                                                 1.26                           0.94                           660,579
   2010                                                 1.10                           1.26                           826,823
   2009                                                 0.64                           1.10                           678,046
   2008                                                 1.59                           0.64                           365,862
   2007                                                 1.13                           1.59                           166,997

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                            $ 0.79                          $ 0.85                                  -
    2015                                              0.95                            0.79                                  -
    2014                                              1.10                            0.95                                  -
    2013                                              1.12                            1.10                                  -
    2012                                              1.01                            1.12                             15,198
    2011                                              1.33                            1.01                             11,205
    2010                                              1.14                            1.33                             50,198
    2009                                              0.66                            1.14                             50,157
    2008                                              1.61                            0.66                              2,494

PIONEER EQUITY INCOME FUND - A CLASS
  BAND 125
    2016                                            $ 1.40                          $ 1.65                          2,202,139
    2015                                              1.41                            1.40                            866,357
    2014                                              1.27                            1.41                            492,998
    2013                                              1.00                            1.27                          1,933,672
    2012                                              0.92                            1.00                             94,358
    2011                                              0.87                            0.92                             15,071
    2010                                              0.74                            0.87                              8,330
    2009                                              0.68                            0.74                              3,190

  BAND 100
    2016                                            $ 1.43                          $ 1.68                            370,204

  BAND 50
    2016                                            $ 1.49                          $ 1.76                            719,989

PIONEER EQUITY INCOME FUND - Y CLASS
  BAND 125
    2016                                            $ 1.49                          $ 1.76                         22,769,087
    2015                                              1.50                            1.49                            732,404
    2014                                              1.34                            1.50                              4,141
    2013                                              1.05                            1.34                             37,694

  BAND 0
    2016                                            $ 1.55                          $ 1.85                          2,015,750

PIONEER FUND - A CLASS
  BAND 125
    2016                                            $ 1.49                          $ 1.61                            125,625
    2015                                              1.51                            1.49                            137,498

  BAND 100
    2016                                            $ 1.50                          $ 1.63                             38,390
    2015                                              1.52                            1.50                             59,718

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2016                                            $ 1.97                          $ 2.14                            569,827
    2015                                              2.00                            1.97                            675,801
    2014                                              1.82                            2.00                            772,117
    2013                                              1.38                            1.82                          1,053,562
    2012                                              1.27                            1.38                          1,215,288
    2011                                              1.35                            1.27                          1,603,035
    2010                                              1.17                            1.35                          3,265,727
    2009                                              0.95                            1.17                          3,364,703
    2008                                              1.46                            0.95                          3,541,380
    2007                                              1.41                            1.46                          3,557,248

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER FUNDAMENTAL GROWTH FUND - A CLASS
  BAND 125
   2016                                             $  1.63                       $ 1.67                       2,161,969
   2015                                                1.56                         1.63                       1,078,572
   2014                                                1.38                         1.56                       1,059,287
   2013                                                1.05                         1.38                         891,834
   2012                                                1.00 (05/24/12)              1.05                         472,247

  BAND 0
   2016                                             $  1.71                       $ 1.77                         269,966
   2015                                                1.61                         1.71                         776,788
   2014                                                1.41                         1.61                         419,312

PIONEER FUNDAMENTAL GROWTH FUND - Y CLASS
  BAND 125
   2016                                             $  1.65                       $ 1.69                       8,364,222
   2015                                                1.57                         1.65                       3,948,833
   2014                                                1.39                         1.57                       1,185,823
   2013                                                1.06                         1.39                       1,297,117
   2012                                                1.00 (05/24/12)              1.06                           3,923

  BAND 0
   2016                                             $  1.73                       $ 1.79                         443,179

PIONEER HIGH YIELD FUND - A CLASS
  BAND 125
   2016                                             $  1.06                       $ 1.20                         350,960
   2015                                                1.13                         1.06                         443,830
   2014                                                1.15                         1.13                          20,255
   2013                                                1.04                         1.15                         475,865

  BAND 100
   2016                                             $  1.07                       $ 1.21                         124,925
   2015                                                1.14                         1.07                         227,850

  BAND 50
   2016                                             $  1.09                       $ 1.24                         106,920
   2015                                                1.15                         1.09                          88,542
   2014                                                1.16                         1.15                         121,113
   2013                                                1.04                         1.16                         118,242

PIONEER HIGH-YIELD FUND - Y CLASS
  BAND 125
   2016                                             $  1.07                       $ 1.22                          38,164
   2015                                                1.14                         1.07                           9,057
   2014                                                1.15                         1.14                           4,568

PIONEER MID CAP VALUE FUND - A CLASS
  BAND 125
   2016                                             $  1.47                       $ 1.69                         149,385
   2015                                                1.59                         1.47                         119,561
   2014                                                1.40                         1.59                             373
   2013                                                1.07                         1.40                             101

  BAND 100
   2016                                             $  1.48                       $ 1.70                          95,063
   2015                                                1.60                         1.48                          27,349

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIONEER MID CAP VALUE FUND - Y CLASS
  BAND 125
   2016                                              $ 1.49                        $ 1.71                         112,616
   2015                                                1.60                          1.49                          10,439

PIONEER SELECT MID CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                              $ 1.64                        $ 1.68                         629,301
   2015                                                1.64                          1.64                         378,206
   2014                                                1.52                          1.64                          78,553

  BAND 0
   2016                                              $ 1.71                        $ 1.77                         186,339

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - I CLASS
  BAND 125
   2016                                              $ 2.97                        $ 3.04                       3,385,926
   2015                                                2.95                          2.97                       3,683,944
   2014                                                2.73                          2.95                       4,017,679
   2013                                                1.94                          2.73                       4,557,821
   2012                                                1.84                          1.94                       5,399,665
   2011                                                1.90                          1.84                       6,289,827
   2010                                                1.60                          1.90                       6,585,204
   2009                                                1.12                          1.60                       6,891,974
   2008                                                1.76                          1.12                       6,992,977
   2007                                                1.86                          1.76                       9,469,091

PIONEER STRATEGIC INCOME - A CLASS
  BAND 125
   2016                                              $ 1.10                        $ 1.17                         866,266
   2015                                                1.13                          1.10                       1,267,679
   2014                                                1.09                          1.13                       1,279,619
   2013                                                1.09                          1.09                       1,082,068
   2012                                                0.99                          1.09                         376,469
   2011                                                1.00 (06/23/11)               0.99                           1,401

  BAND 0
   2016                                              $ 1.16                        $ 1.25                               -
   2015                                                1.18                          1.16                          67,281
   2014                                                1.13                          1.18                          43,358

PIONEER STRATEGIC INCOME FUND - Y CLASS
  BAND 125
   2016                                              $ 0.97                        $ 1.04                       1,217,549
   2015                                                1.00 (08/07/15)               0.97                         762,112

  BAND 0
   2016                                              $ 0.98                        $ 1.06                          14,173
   2015                                                1.00 (08/07/15)               0.98                           9,877

PNC INTERNATIONAL EQUITY FUND - A CLASS
  BAND 125
   2016                                              $ 0.99                        $ 0.98                           8,745

PNC INTERNATIONAL EQUITY FUND - I CLASS
  BAND 125
   2016                                              $ 0.99                        $ 0.98                             905

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

PNC MULTI-FACTOR SMALL CAP CORE FUND - A CLASS
  BAND 125
    2016                                          $  0.96                       $ 1.11                         13,266

PNC MULTI-FACTOR SMALL CAP CORE FUND - I CLASS
  BAND 125
    2016                                          $  0.96                       $ 1.11                         31,616

PRUDENTIAL FINANCIAL SERVICES FUND - A CLASS
  BAND 125
    2016                                          $  1.30                       $ 1.32                         56,393
    2015                                             1.48                         1.30                        147,320
    2014                                             1.59                         1.48                        199,476
    2013                                             1.25                         1.59                        252,635
    2012                                             0.95                         1.25                        132,685
    2011                                             1.19                         0.95                         84,943
    2010                                             1.02                         1.19                         11,141

  BAND 100
    2016                                          $  1.32                       $ 1.34                         25,217
    2015                                             1.50                         1.32                         32,681
    2014                                             1.61                         1.50                         28,520
    2013                                             1.26                         1.61                            727
    2012                                             0.96                         1.26                          2,969

  BAND 0
    2016                                          $  1.40                       $ 1.44                              -
    2015                                             1.58                         1.40                          1,365
    2014                                             1.67                         1.58                          1,943
    2013                                             1.30                         1.67                          2,593
    2012                                             0.98                         1.30                            159
    2011                                             1.20                         0.98                            358

PRUDENTIAL FINANCIAL SERVICES FUND - Z CLASS
  BAND 125
    2016                                          $  1.32                       $ 1.35                        203,204
    2015                                             1.50                         1.32                        142,879
    2014                                             1.61                         1.50                        234,402
    2013                                             1.26                         1.61                        213,927
    2012                                             0.96                         1.26                        100,464
    2011                                             1.19                         0.96                         81,788

PRUDENTIAL GLOBAL REAL ESTATE FUND - A CLASS
  BAND 125
    2016                                          $  1.60                       $ 1.59                        379,568
    2015                                             1.62                         1.60                        468,172
    2014                                             1.44                         1.62                        435,196
    2013                                             1.41                         1.44                        564,275
    2012                                             1.12                         1.41                        423,435
    2011                                             1.21                         1.12                        241,213
    2010                                             1.00 (05/27/10)              1.21                         14,680

  BAND 100
    2016                                          $  1.62                       $ 1.61                         91,672
    2015                                             1.64                         1.62                        107,556
    2014                                             1.45                         1.64                        111,813

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $  1.71                       $ 1.72                              -
    2015                                             1.72                         1.71                          9,191
    2014                                             1.51                         1.72                        233,043
    2013                                             1.45                         1.51                          6,440
    2012                                             1.15                         1.45                         85,323
    2011                                             1.22                         1.15                         81,849

PRUDENTIAL GLOBAL REAL ESTATE FUND - Z CLASS
  BAND 125
    2016                                          $  1.63                       $ 1.62                      4,631,843
    2015                                             1.64                         1.63                      4,125,624
    2014                                             1.46                         1.64                      3,769,563
    2013                                             1.42                         1.46                      1,924,640
    2012                                             1.13                         1.42                        750,532
    2011                                             1.21                         1.13                        351,243
    2010                                             1.00 (05/27/10)              1.21                        122,878

  BAND 0
    2016                                          $  1.74                       $ 1.76                      1,334,112
    2015                                             1.74                         1.74                      1,263,582
    2014                                             1.52                         1.74                      1,818,599
    2013                                             1.47                         1.52                      1,978,304
    2012                                             1.15                         1.47                      2,259,241

PRUDENTIAL HIGH YIELD FUND - A CLASS
  BAND 125
    2016                                          $  1.33                       $ 1.51                      2,652,193
    2015                                             1.38                         1.33                      3,043,215
    2014                                             1.36                         1.38                      3,100,337
    2013                                             1.29                         1.36                      3,113,756
    2012                                             1.15                         1.29                      1,814,111
    2011                                             1.11                         1.15                        461,320
    2010                                             1.00 (05/27/10)              1.11                         24,381

  BAND 100
    2016                                          $  1.34                       $ 1.53                        874,273
    2015                                             1.40                         1.34                        853,358
    2014                                             1.38                         1.40                        617,821
    2013                                             1.30                         1.38                            153

  BAND 0
    2016                                          $  1.42                       $ 1.64                        149,602
    2015                                             1.46                         1.42                        134,303
    2014                                             1.43                         1.46                         89,822
    2013                                             1.33                         1.43                             20

PRUDENTIAL HIGH YIELD FUND - Z CLASS
  BAND 125
    2016                                          $  1.35                       $ 1.53                     12,543,159
    2015                                             1.40                         1.35                     11,178,894
    2014                                             1.38                         1.40                      7,384,604
    2013                                             1.30                         1.38                      7,203,230
    2012                                             1.15                         1.30                      7,203,555
    2011                                             1.11                         1.15                      1,401,886
    2010                                             1.00 (05/27/10)              1.11                        485,089

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 1.44                       $  1.67                         771,982
   2015                                                1.48                          1.44                         190,017
   2014                                                1.44                          1.48                         162,571
   2013                                                1.34                          1.44                         564,636
   2012                                                1.18                          1.34                         485,084

PRUDENTIAL JENNISON 20/20 FOCUS - A CLASS
  BAND 125
   2016                                              $ 1.69                       $  1.72                          84,524
   2015                                                1.63                          1.69                         108,758
   2014                                                1.56                          1.63                         126,421
   2013                                                1.22                          1.56                         271,338
   2012                                                1.10                          1.22                         178,893
   2011                                                1.16                          1.10                         142,547
   2010                                                1.00 (05/27/10)               1.16                          11,571

  BAND 100
   2016                                              $ 1.71                       $  1.75                          79,030
   2015                                                1.65                          1.71                          87,318
   2014                                                1.57                          1.65                          96,299

PRUDENTIAL JENNISON 20/20 FOCUS - Z CLASS
  BAND 125
   2016                                              $ 1.71                       $  1.75                               -
   2015                                                1.66                          1.71                           2,804
   2014                                                1.57                          1.66                           1,061
   2013                                                1.23                          1.57                         245,685
   2012                                                1.10                          1.23                         313,758
   2011                                                1.16                          1.10                         290,652

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - A CLASS
  BAND 125
   2016                                              $ 3.55                       $  2.99                         492,240
   2015                                                3.42                          3.55                         827,535
   2014                                                2.56                          3.42                         530,485
   2013                                                1.66                          2.56                         675,739
   2012                                                1.34                          1.66                         408,777
   2011                                                1.21                          1.34                         164,560
   2010                                                1.03                          1.21                          15,814

  BAND 100
   2016                                              $ 3.60                       $  3.04                         201,082
   2015                                                3.46                          3.60                         340,910
   2014                                                2.58                          3.46                         250,136
   2013                                                1.67                          2.58                           2,815
   2012                                                1.35                          1.67                           2,644

  BAND 0
   2016                                              $ 3.82                       $  3.26                               -
   2015                                                3.64                          3.82                               -
   2014                                                2.69                          3.64                               -
   2013                                                1.72                          2.69                               -
   2012                                                1.38                          1.72                          10,057

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - Z CLASS
  BAND 125
   2016                                             $ 3.61                        $ 3.05                      1,349,096
   2015                                               3.47                          3.61                      1,305,928
   2014                                               2.59                          3.47                        977,638
   2013                                               1.67                          2.59                        730,130
   2012                                               1.35                          1.67                        459,585
   2011                                               1.21                          1.35                        141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 1.82                        $ 1.86                      1,968,244
   2015                                               1.89                          1.82                      2,750,737
   2014                                               1.75                          1.89                      2,825,271
   2013                                               1.39                          1.75                      2,865,318
   2012                                               1.21                          1.39                      2,272,166
   2011                                               1.20                          1.21                        833,948
   2010                                               1.02                          1.20                        125,190

  BAND 100
   2016                                             $ 1.84                        $ 1.89                        630,286
   2015                                               1.91                          1.84                        631,730
   2014                                               1.77                          1.91                        602,861
   2013                                               1.40                          1.77                          2,112
   2012                                               1.22                          1.40                          1,110

PRUDENTIAL JENNISON MID CAP GROWTH FUND - Z CLASS
  BAND 125
   2016                                             $ 1.85                        $ 1.90                      8,300,239
   2015                                               1.92                          1.85                      8,573,639
   2014                                               1.77                          1.92                      8,524,807
   2013                                               1.40                          1.77                      8,589,917
   2012                                               1.22                          1.40                      7,164,718
   2011                                               1.21                          1.22                      4,698,055
   2010                                               1.02                          1.21                      2,366,801

  BAND 0
   2016                                             $ 1.99                        $ 2.07                      1,433,364
   2015                                               2.04                          1.99                      1,383,713
   2014                                               1.87                          2.04                      1,245,641
   2013                                               1.46                          1.87                      1,709,726
   2012                                               1.25                          1.46                      1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - A CLASS
  BAND 125
   2016                                             $ 0.60                        $ 0.80                        629,350
   2015                                               0.86                          0.60                        805,341
   2014                                               1.09                          0.86                        856,358
   2013                                               1.01                          1.09                        846,576
   2012                                               1.05                          1.01                        625,061
   2011                                               1.31                          1.05                        429,634
   2010                                               1.04                          1.31                         14,085



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                              $ 0.61                        $ 0.81                         170,945
   2015                                                0.87                          0.61                          75,993
   2014                                                1.10                          0.87                          58,113

  BAND 0
   2016                                              $ 0.65                        $ 0.87                               -
   2015                                                0.92                          0.65                          59,098
   2014                                                1.15                          0.92                          39,348
   2013                                                1.05                          1.15                          19,065
   2012                                                1.08                          1.05                          11,161
   2011                                                1.32                          1.08                           7,568

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - Z CLASS
  BAND 125
   2016                                              $ 0.61                        $ 0.81                       1,175,492
   2015                                                0.88                          0.61                       1,793,825
   2014                                                1.11                          0.88                       1,443,603
   2013                                                1.02                          1.11                       1,292,196
   2012                                                1.06                          1.02                       1,032,642
   2011                                                1.31                          1.06                         747,545
   2010                                                1.04                          1.31                         111,988

PRUDENTIAL JENNISON SELECT GROWTH - Z CLASS
  BAND 125
   2016                                              $ 1.17                        $ 1.12                           2,573

PRUDENTIAL JENNISON SMALL COMPANY - A CLASS
  BAND 125
   2016                                              $ 1.38                        $ 1.55                         474,588
   2015                                                1.46                          1.38                         555,574
   2014                                                1.37                          1.46                         392,335
   2013                                                1.03                          1.37                         474,775
   2012                                                0.92                          1.03                         446,337

PRUDENTIAL JENNISON SMALL COMPANY - Z CLASS
  BAND 125
   2016                                              $ 1.40                        $ 1.57                       1,103,642
   2015                                                1.47                          1.40                       2,549,103
   2014                                                1.38                          1.47                       2,172,499
   2013                                                1.04                          1.38                       1,654,985
   2012                                                0.92                          1.04                          34,010

PRUDENTIAL QMA MID CAP VALUE FUND - A CLASS
  BAND 125
   2016                                              $ 0.96                        $ 1.14                         333,247
   2015                                                1.04                          0.96                         117,987

PRUDENTIAL QMA MID CAP VALUE FUND - Z CLASS
  BAND 125
   2016                                              $ 0.96                        $ 1.15                       1,959,773
   2015                                                1.04                          0.96                       3,233,327
   2014                                                1.00 (06/26/14)               1.04                           7,063



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL TOTAL RETURN BOND - A CLASS
  BAND 125
   2016                                              $ 1.22                        $ 1.26                       8,134,061
   2015                                                1.24                          1.22                       6,928,446
   2014                                                1.18                          1.24                       4,624,302
   2013                                                1.20                          1.18                       3,419,144
   2012                                                1.11                          1.20                       2,606,393
   2011                                                1.05                          1.11                         461,207
   2010                                                1.00 (05/27/10)               1.05                          46,005

  BAND 100
   2016                                              $ 1.24                        $ 1.28                       1,342,572
   2015                                                1.25                          1.24                       1,266,896
   2014                                                1.19                          1.25                       1,109,935
   2013                                                1.21                          1.19                           1,288

  BAND 0
   2016                                              $ 1.31                        $ 1.37                         138,472
   2015                                                1.31                          1.31                         332,770
   2014                                                1.23                          1.31                         219,047

PRUDENTIAL TOTAL RETURN BOND - Z CLASS
  BAND 125
   2016                                              $ 1.24                        $ 1.28                      28,580,730
   2015                                                1.25                          1.24                      20,210,654
   2014                                                1.18                          1.25                      12,454,031
   2013                                                1.21                          1.18                       2,095,986
   2012                                                1.12                          1.21                       1,574,335
   2011                                                1.05                          1.12                         367,366

  BAND 0
   2016                                              $ 1.33                        $ 1.39                         436,441
   2015                                                1.33                          1.33                         343,278
   2014                                                1.24                          1.33                         306,983
   2013                                                1.25                          1.24                         201,284
   2012                                                1.14                          1.25                         161,543

PUTNAM FUND FOR GROWTH & INCOME FUND - A CLASS
  BAND 125
   2016                                              $ 0.95                        $ 1.07                          34,403
   2015                                                1.00 (01/15/15)               0.95                          44,651

PUTNAM GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2016                                              $ 1.04                        $ 1.09                             844

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND - A CLASS
  BAND 125
   2016                                              $ 1.64                        $ 1.87                       2,921,399
   2015                                                1.75                          1.64                       3,227,332
   2014                                                1.60                          1.75                       1,529,822
   2013                                                1.21                          1.60                         822,227
   2012                                                1.06                          1.21                         533,384
   2011                                                1.09                          1.06                         413,701



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                               $ 1.75                         $ 2.02                           302,189
   2015                                                 1.85                           1.75                            77,515

RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2016                                               $ 1.67                         $ 1.90                         7,550,457
   2015                                                 1.77                           1.67                         5,509,803
   2014                                                 1.62                           1.77                         2,711,785
   2013                                                 1.22                           1.62                         2,236,108
   2012                                                 1.06                           1.22                         2,242,926
   2011                                                 1.09                           1.06                         2,059,610

RIDGEWORTH CEREDEX MID CAP VALUE EQUITY FUND - A CLASS
  BAND 125
   2016                                               $ 1.60                         $ 1.89                           149,488
   2015                                                 1.72                           1.60                           588,031
   2014                                                 1.58                           1.72                           724,077
   2013                                                 1.22                           1.58                           660,091
   2012                                                 1.02                           1.22                           250,326
   2011                                                 1.11                           1.02                           158,817

  BAND 0
   2016                                               $ 1.70                         $ 2.04                                 -
   2015                                                 1.82                           1.70                           145,802
   2014                                                 1.64                           1.82                           773,547
   2013                                                 1.25                           1.64                           135,596

RIDGEWORTH CEREDEX MID CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS (FORMERLY RIDGEWORTH MID-CAP VALUE EQUITY FUND)
  BAND 125
   2016                                               $ 1.62                         $ 1.92                           674,969
   2015                                                 1.74                           1.62                         1,807,719
   2014                                                 1.59                           1.74                         7,326,101
   2013                                                 1.23                           1.59                         6,740,117
   2012                                                 1.02                           1.23                           605,890
   2011                                                 1.12                           1.02                           956,754

RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND - A CLASS (FORMERLY RIDGEWORTH SMALL CAP VALUE EQUITY FUND)
  BAND 125
   2016                                               $ 1.47                         $ 1.87                           421,175
   2015                                                 1.58                           1.47                           501,704
   2014                                                 1.57                           1.58                           736,972
   2013                                                 1.18                           1.57                           785,239
   2012                                                 1.03                           1.18                           692,720
   2011                                                 1.09                           1.03                            77,464

  BAND 0
   2015                                               $ 1.67                         $ 1.57                            32,024
   2014                                                 1.64                           1.67                            37,572
   2013                                                 1.22                           1.64                            32,517
   2012                                                 1.04                           1.22                            46,596



                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS (FORMERLY RIDGEWORTH SMALL CAP VALUE EQUITY FUND)
  BAND 125
    2016                                            $ 1.49                          $ 1.90                             11,630
    2015                                              1.60                            1.49                              9,611
    2014                                              1.59                            1.60                            193,541
    2013                                              1.19                            1.59                            299,147
    2012                                              1.03                            1.19                            201,741
    2011                                              1.09                            1.03                            145,652

RIDGEWORTH SEIX HIGH INCOME FUND - A CLASS
  BAND 125
    2016                                            $ 1.14                          $ 1.32                          3,318,951
    2015                                              1.23                            1.14                          4,024,193
    2014                                              1.23                            1.23                          3,824,481
    2013                                              1.16                            1.23                          3,682,025
    2012                                              1.01                            1.16                          3,113,572
    2011                                              1.02                            1.01                          2,720,209

RIDGEWORTH SEIX HIGH INCOME FUND - R CLASS
  BAND 125
    2016                                            $ 1.12                          $ 1.30                            291,823
    2015                                              1.22                            1.12                            328,920
    2014                                              1.22                            1.22                            816,578
    2013                                              1.15                            1.22                            649,555
    2012                                              1.00                            1.15                            535,411
    2011                                              1.01                            1.00                            350,615

RIDGEWORTH SEIX TOTAL RETURN BOND FUND - A CLASS
  BAND 125
    2016                                            $ 1.09                          $ 1.11                             49,301
    2015                                              1.11                            1.09                            159,031
    2014                                              1.05                            1.11                            156,659
    2013                                              1.10                            1.05                             55,148
    2012                                              1.07                            1.10                             33,468

RIDGEWORTH SEIX TOTAL RETURN BOND FUND - R CLASS
  BAND 125
    2016                                            $ 1.07                          $ 1.09                             16,655
    2015                                              1.09                            1.07                            137,030
    2014                                              1.05                            1.09                            179,184
    2013                                              1.10                            1.05                            189,268
    2012                                              1.06                            1.10                            148,376

RUSSELL COMMODITY STRATEGIES  - S CLASS
  BAND 125
    2016                                            $ 0.50                          $ 0.55                             41,583
    2015                                              0.67                            0.50                             41,496
    2014                                              0.84                            0.67                            574,167
    2013                                              0.94                            0.84                            181,387



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL EMERGING MARKETS - S CLASS
  BAND 125
    2016                                             $ 1.56                       $ 1.72                        347,752
    2015                                               1.88                         1.56                        351,312
    2014                                               1.95                         1.88                        161,619
    2013                                               2.00                         1.95                        156,717
    2012                                               1.71                         2.00                        138,327
    2011                                               2.11                         1.71                          5,554
    2010                                               1.78                         2.11                          8,635
    2009                                               0.98                         1.78                          1,896

RUSSELL GLOBAL EQUITY FUND - S CLASS
  BAND 125
    2016                                             $ 2.01                       $ 2.13                          1,777
    2015                                               2.04                         2.01                          1,195
    2014                                               1.98                         2.04                             68
    2013                                               1.57                         1.98                             24
    2012                                               1.37                         1.57                             23

RUSSELL GLOBAL REAL ESTATE SECURITIES - S CLASS
  BAND 125
    2016                                             $ 2.02                       $ 2.05                        455,988
    2015                                               2.05                         2.02                        421,236
    2014                                               1.81                         2.05                        411,381
    2013                                               1.78                         1.81                        982,671
    2012                                               1.41                         1.78                      1,023,006
    2011                                               1.54                         1.41                      1,061,061

RUSSELL INVESTMENT GRADE BOND FUND - S CLASS
  BAND 125
    2016                                             $ 1.35                       $ 1.37                        236,844
    2015                                               1.36                         1.35                        212,108

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                             $ 1.66                       $ 1.75                      1,602,049
    2015                                               1.71                         1.66                      2,418,873
    2014                                               1.65                         1.71                      5,175,887
    2013                                               1.53                         1.65                      7,851,514
    2012                                               1.39                         1.53                     11,567,913
    2011                                               1.41                         1.39                     12,172,784
    2010                                               1.26                         1.41                     11,296,934
    2009                                               1.00                         1.26                      9,080,310

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                             $ 1.37                       $ 1.43                      1,042,828
    2015                                               1.41                         1.37                      1,722,180
    2014                                               1.37                         1.41                      2,935,651
    2013                                               1.28                         1.37                      3,146,167
    2012                                               1.16                         1.28                      3,883,237
    2011                                               1.19                         1.16                      5,653,100
    2010                                               1.06                         1.19                      4,391,353
    2009                                               0.85                         1.06                      3,519,133
    2008                                               1.22                         0.85                      1,835,024
    2007                                               1.16                         1.22                      1,109,412

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                          $ 1.40                       $  1.48                        171,008
    2015                                            1.44                          1.40                        286,850
    2014                                            1.40                          1.44                        275,779
    2013                                            1.30                          1.40                          5,092
    2012                                            1.18                          1.30                          4,084
    2011                                            1.20                          1.18                          4,084
    2010                                            1.08                          1.20                          3,402

  BAND 50
    2016                                          $ 1.48                       $  1.57                              -
    2015                                            1.52                          1.48                              -
    2014                                            1.46                          1.52                              -
    2013                                            1.36                          1.46                          1,574
    2012                                            1.22                          1.36                          1,486
    2011                                            1.24                          1.22                          1,397
    2010                                            1.10                          1.24                          3,402

  BAND 0
    2016                                          $ 1.57                       $  1.66                              -
    2015                                            1.59                          1.57                              -
    2014                                            1.53                          1.59                              -
    2013                                            1.41                          1.53                              -
    2012                                            1.27                          1.41                              -
    2011                                            1.28                          1.27                              -
    2010                                            1.13                          1.28                        378,099

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.73                       $  1.83                        970,251
    2015                                            1.78                          1.73                        982,002
    2014                                            1.73                          1.78                      1,250,405
    2013                                            1.55                          1.73                        783,746
    2012                                            1.39                          1.55                      1,878,392
    2011                                            1.44                          1.39                      2,228,498
    2010                                            1.27                          1.44                      1,277,792
    2009                                            1.00                          1.27                        148,804

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.67                       $  1.76                        504,410
    2015                                            1.73                          1.67                        603,974
    2014                                            1.68                          1.73                      1,192,499
    2013                                            1.52                          1.68                      1,163,331
    2012                                            1.37                          1.52                        980,952
    2011                                            1.42                          1.37                      1,215,768
    2010                                            1.26                          1.42                        970,095
    2009                                            1.00                          1.26                        312,155

  BAND 100
    2016                                          $ 1.70                       $  1.80                         59,591
    2015                                            1.75                          1.70                         56,313
    2014                                            1.70                          1.75                         91,673



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $ 1.82                       $  1.95                              -
    2015                                            1.86                          1.82                              -
    2014                                            1.79                          1.86                              -
    2013                                            1.60                          1.79                              -
    2012                                            1.42                          1.60                              -
    2011                                            1.46                          1.42                              -
    2010                                            1.28                          1.46                        131,491

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.78                       $  1.90                      1,125,954
    2015                                            1.84                          1.78                      2,295,559
    2014                                            1.79                          1.84                      3,886,246
    2013                                            1.56                          1.79                      5,645,200
    2012                                            1.38                          1.56                      8,077,093
    2011                                            1.46                          1.38                      8,426,508
    2010                                            1.29                          1.46                      7,372,462
    2009                                            1.00                          1.29                      6,117,433

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.30                       $  1.39                        873,116
    2015                                            1.36                          1.30                      1,515,254
    2014                                            1.33                          1.36                      2,749,546
    2013                                            1.16                          1.33                      3,275,700
    2012                                            1.04                          1.16                      3,647,527
    2011                                            1.10                          1.04                      5,226,791
    2010                                            0.97                          1.10                      4,214,592
    2009                                            0.76                          0.97                      3,449,465
    2008                                            1.27                          0.76                      1,527,566
    2007                                            1.20                          1.27                        799,185

  BAND 100
    2016                                          $ 1.34                       $  1.43                        132,051
    2015                                            1.39                          1.34                        120,127
    2014                                            1.36                          1.39                        127,979
    2013                                            1.18                          1.36                            145

  BAND 0
    2016                                          $ 1.49                       $  1.61                              -
    2015                                            1.54                          1.49                              -
    2014                                            1.48                          1.54                              -
    2013                                            1.28                          1.48                              -
    2012                                            1.13                          1.28                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.03                          1.19                        228,896



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.83                       $  1.98                        497,225
    2015                                            1.91                          1.83                        637,848
    2014                                            1.87                          1.91                        901,198
    2013                                            1.57                          1.87                        596,451
    2012                                            1.38                          1.57                        860,134
    2011                                            1.47                          1.38                      1,064,477
    2010                                            1.29                          1.47                        560,164
    2009                                            1.00                          1.29                         44,165

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.77                       $  1.90                        229,757
    2015                                            1.85                          1.77                        328,216
    2014                                            1.82                          1.85                        688,053
    2013                                            1.53                          1.82                        709,667
    2012                                            1.36                          1.53                        705,971
    2011                                            1.45                          1.36                        753,502
    2010                                            1.28                          1.45                        495,697
    2009                                            1.00                          1.28                        323,330

  BAND 100
    2016                                          $ 1.80                       $  1.94                         76,859
    2015                                            1.88                          1.80                         69,642
    2014                                            1.84                          1.88                         70,440

  BAND 0
    2016                                          $ 1.93                       $  2.10                              -
    2015                                            2.00                          1.93                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                        137,961

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.82                       $  1.98                        840,297
    2015                                            1.90                          1.82                      1,757,213
    2014                                            1.86                          1.90                      3,195,619
    2013                                            1.56                          1.86                      4,398,752
    2012                                            1.37                          1.56                      6,815,774
    2011                                            1.47                          1.37                      6,860,123
    2010                                            1.29                          1.47                      5,717,332
    2009                                            1.00                          1.29                      4,372,366



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.34                       $  1.45                        856,737
    2015                                            1.41                          1.34                      1,277,377
    2014                                            1.39                          1.41                      1,845,839
    2013                                            1.17                          1.39                      2,423,023
    2012                                            1.03                          1.17                      2,893,404
    2011                                            1.11                          1.03                      4,071,602
    2010                                            0.98                          1.11                      3,404,670
    2009                                            0.76                          0.98                      2,544,619
    2008                                            1.28                          0.76                      1,441,041
    2007                                            1.22                          1.28                        752,750

  BAND 100
    2016                                          $ 1.38                       $  1.49                        209,476
    2015                                            1.45                          1.38                        145,497
    2014                                            1.42                          1.45                        152,369
    2013                                            1.19                          1.42                            140
    2012                                            1.05                          1.19                          4,083
    2011                                            1.13                          1.05                          1,344

  BAND 0
    2016                                          $ 1.54                       $  1.68                              -
    2015                                            1.59                          1.54                              -
    2014                                            1.55                          1.59                              -
    2013                                            1.29                          1.55                              -
    2012                                            1.13                          1.29                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.04                          1.19                        136,522

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.83                       $  1.98                        264,857
    2015                                            1.91                          1.83                        322,468
    2014                                            1.87                          1.91                        560,216
    2013                                            1.57                          1.87                        446,320
    2012                                            1.38                          1.57                        818,249
    2011                                            1.47                          1.38                        698,473
    2010                                            1.29                          1.47                        185,940
    2009                                            1.00                          1.29                         18,397

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.76                       $  1.90                        163,006
    2015                                            1.85                          1.76                        181,151
    2014                                            1.82                          1.85                        191,227
    2013                                            1.53                          1.82                        194,347
    2012                                            1.36                          1.53                        192,032
    2011                                            1.45                          1.36                        303,500
    2010                                            1.28                          1.45                        182,544
    2009                                            1.00                          1.28                         77,575

  BAND 100
    2016                                          $ 1.79                       $  1.94                          6,386
    2015                                            1.88                          1.79                          7,389
    2014                                            1.84                          1.88                          7,389

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2016                                          $ 1.92                       $  2.10                              -
    2015                                            2.00                          1.92                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         33,604

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.82                       $  1.98                        214,963
    2015                                            1.91                          1.82                        356,080
    2014                                            1.87                          1.91                        503,286
    2013                                            1.57                          1.87                        604,460
    2012                                            1.38                          1.57                        825,646
    2011                                            1.47                          1.38                        791,196
    2010                                            1.29                          1.47                        106,779
    2009                                            1.00                          1.29                         17,141

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.76                       $  1.90                        176,008
    2015                                            1.85                          1.76                        244,329
    2014                                            1.82                          1.85                        202,973
    2013                                            1.53                          1.82                        206,217
    2012                                            1.36                          1.53                        204,743
    2011                                            1.45                          1.36                        288,206
    2010                                            1.28                          1.45                        106,779
    2009                                            1.00                          1.28                         17,141

  BAND 100
    2016                                          $ 1.79                       $  1.94                         27,424
    2015                                            1.88                          1.79                         16,566
    2014                                            1.84                          1.88                         16,399
    2013                                            1.55                          1.84                          1,983
    2012                                            1.37                          1.55                          2,000

  BAND 0
    2016                                          $ 1.92                       $  2.10                              -
    2015                                            2.00                          1.92                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         25,508

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.34                       $  1.46                        257,245
    2015                                            1.40                          1.34                         63,279
    2014                                            1.37                          1.40                         59,862
    2013                                            1.15                          1.37                         28,567
    2012                                            1.01                          1.15                         23,218

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.31                       $  1.42                         66,692
    2015                                            1.38                          1.31                         84,763
    2014                                            1.36                          1.38                         84,761
    2013                                            1.14                          1.36                         63,218
    2012                                            1.01                          1.14                         57,382

  BAND 100
    2016                                          $ 1.33                       $  1.44                         18,201
    2015                                            1.39                          1.33                          5,413
    2014                                            1.36                          1.39                          5,656

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $ 1.68                       $  1.81                      1,451,748
    2015                                            1.74                          1.68                      1,723,675
    2014                                            1.68                          1.74                      7,656,114
    2013                                            1.51                          1.68                      9,898,683
    2012                                            1.36                          1.51                     11,102,935
    2011                                            1.41                          1.36                      7,025,000
    2010                                            1.26                          1.41                      5,475,016
    2009                                            1.00                          1.26                      4,743,125

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $ 1.55                       $  1.66                      3,582,873
    2015                                            1.61                          1.55                      4,555,770
    2014                                            1.57                          1.61                      5,378,976
    2013                                            1.42                          1.57                      8,530,511
    2012                                            1.28                          1.42                      9,417,426
    2011                                            1.34                          1.28                     10,823,953
    2010                                            1.20                          1.34                      9,069,227
    2009                                            0.96                          1.20                      7,761,627
    2008                                            1.39                          0.96                      7,920,969
    2007                                            1.32                          1.39                      3,499,620

  BAND 100
    2016                                          $ 1.60                       $  1.72                        667,975
    2015                                            1.66                          1.60                        569,691
    2014                                            1.60                          1.66                        664,272
    2013                                            1.45                          1.60                         24,828
    2012                                            1.30                          1.45                         37,151
    2011                                            1.36                          1.30                         42,663
    2010                                            1.21                          1.36                         38,545
    2009                                            0.97                          1.21                         36,460
    2008                                            1.40                          0.97                         35,525
    2007                                            1.33                          1.40                        201,943



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2016                                          $  1.69                       $ 1.83                        433,543
    2015                                             1.75                         1.69                        511,477
    2014                                             1.68                         1.75                        534,734
    2013                                             1.51                         1.68                        456,512
    2012                                             1.35                         1.51                        490,976
    2011                                             1.40                         1.35                        459,865
    2010                                             1.25                         1.40                        426,271
    2009                                             0.99                         1.25                        373,956
    2008                                             1.43                         0.99                        333,417
    2007                                             1.35                         1.43                        340,060

  BAND 0
    2016                                          $  1.79                       $ 1.95                         43,489
    2015                                             1.84                         1.79                         37,590
    2014                                             1.77                         1.84                         35,301
    2013                                             1.58                         1.77                        906,630
    2012                                             1.41                         1.58                      1,799,410
    2011                                             1.45                         1.41                      1,894,903
    2010                                             1.28                         1.45                      1,848,734
    2009                                             1.02                         1.28                      1,829,727
    2008                                             1.45                         1.02                      1,567,276
    2007                                             1.36                         1.45                      1,504,888

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                          $  1.45                       $ 1.51                        139,577
    2015                                             1.48                         1.45                        336,381
    2014                                             1.44                         1.48                        377,735
    2013                                             1.42                         1.44                        391,873
    2012                                             1.32                         1.42                      1,506,843
    2011                                             1.31                         1.32                      1,452,566
    2010                                             1.20                         1.31                      1,017,844
    2009                                             1.00                         1.20                        862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                          $  1.33                       $ 1.38                        473,106
    2015                                             1.37                         1.33                        642,920
    2014                                             1.34                         1.37                        798,247
    2013                                             1.32                         1.34                      1,823,944
    2012                                             1.24                         1.32                      2,234,292
    2011                                             1.23                         1.24                      1,639,854
    2010                                             1.13                         1.23                      1,366,110
    2009                                             0.96                         1.13                      1,134,503
    2008                                             1.15                         0.96                      1,078,024
    2007                                             1.11                         1.15                        651,059

  BAND 100
    2016                                          $  1.37                       $ 1.42                        429,245
    2015                                             1.41                         1.37                        402,130
    2014                                             1.37                         1.41                        364,723
    2013                                             1.35                         1.37                         99,866
    2012                                             1.26                         1.35                          5,074
    2011                                             1.25                         1.26                          2,056

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2016                                            $ 1.45                          $ 1.52                            89,426
    2015                                              1.48                            1.45                            84,687
    2014                                              1.44                            1.48                            98,977
    2013                                              1.41                            1.44                           373,734
    2012                                              1.31                            1.41                           326,660
    2011                                              1.29                            1.31                           319,882
    2010                                              1.18                            1.29                           293,880
    2009                                              0.99                            1.18                           223,530
    2008                                              1.18                            0.99                           180,750
    2007                                              1.13                            1.18                           164,336

  BAND 0
    2016                                            $ 1.54                          $ 1.62                                 -
    2015                                              1.56                            1.54                                 -
    2014                                              1.51                            1.56                                 -
    2013                                              1.47                            1.51                            19,532
    2012                                              1.36                            1.47                           121,019
    2011                                              1.34                            1.36                            73,875
    2010                                              1.22                            1.34                           184,249
    2009                                              1.02                            1.22                            32,381
    2008                                              1.20                            1.02                            61,061
    2007                                              1.15                            1.20                           136,600

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                            $ 1.76                          $ 1.93                           406,214
    2015                                              1.85                            1.76                           354,418
    2014                                              1.81                            1.85                           469,734
    2013                                              1.52                            1.81                           420,737
    2012                                              1.34                            1.52                           650,396
    2011                                              1.46                            1.34                           773,944
    2010                                              1.29                            1.46                           853,218
    2009                                              1.00                            1.29                           607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                            $ 1.54                          $ 1.68                           920,855
    2015                                              1.63                            1.54                           995,654
    2014                                              1.60                            1.63                         1,211,017
    2013                                              1.36                            1.60                         1,788,660
    2012                                              1.20                            1.36                         1,839,466
    2011                                              1.31                            1.20                         1,719,565
    2010                                              1.17                            1.31                         1,827,807
    2009                                              0.91                            1.17                         1,833,540
    2008                                              1.59                            0.91                         1,808,632
    2007                                              1.50                            1.59                           665,626



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                             $ 1.58                        $ 1.74                          75,461
    2015                                               1.67                          1.58                         104,183
    2014                                               1.64                          1.67                         138,920
    2013                                               1.39                          1.64                             105
    2012                                               1.22                          1.39                              18
    2011                                               1.33                          1.22                               -
    2010                                               1.18                          1.33                          17,762
    2009                                               0.92                          1.18                          13,428
    2008                                               1.60                          0.92                           8,048
    2007                                               1.51                          1.60                           4,332

  BAND 50
    2016                                             $ 1.68                        $ 1.85                         200,220
    2015                                               1.76                          1.68                         175,719
    2014                                               1.72                          1.76                         178,846
    2013                                               1.45                          1.72                         153,841
    2012                                               1.27                          1.45                         152,303
    2011                                               1.37                          1.27                         109,599
    2010                                               1.22                          1.37                          95,936
    2009                                               0.94                          1.22                          65,770
    2008                                               1.63                          0.94                          54,653
    2007                                               1.53                          1.63                          30,865

  BAND 0
    2016                                             $ 1.78                        $ 1.97                               -
    2015                                               1.86                          1.78                               -
    2014                                               1.80                          1.86                               -
    2013                                               1.51                          1.80                         259,140
    2012                                               1.32                          1.51                         596,123
    2011                                               1.42                          1.32                         655,879
    2010                                               1.25                          1.42                         564,669
    2009                                               0.96                          1.25                         498,307
    2008                                               1.66                          0.96                         352,872
    2007                                               1.55                          1.66                         288,610

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                             $ 1.71                        $ 1.86                       1,097,720
    2015                                               1.79                          1.71                       1,127,169
    2014                                               1.75                          1.79                       1,212,499
    2013                                               1.52                          1.75                         954,293
    2012                                               1.35                          1.52                       2,112,934
    2011                                               1.44                          1.35                       2,186,891
    2010                                               1.28                          1.44                       2,130,870
    2009                                               1.00                          1.28                       1,632,635



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                             $ 1.54                        $ 1.67                       1,493,635
    2015                                               1.62                          1.54                       1,725,968
    2014                                               1.59                          1.62                       3,121,699
    2013                                               1.39                          1.59                       4,822,958
    2012                                               1.24                          1.39                       5,204,747
    2011                                               1.33                          1.24                       4,912,708
    2010                                               1.18                          1.33                       4,777,844
    2009                                               0.93                          1.18                       4,296,854
    2008                                               1.48                          0.93                       2,986,069
    2007                                               1.40                          1.48                       1,352,927

  BAND 100
    2016                                             $ 1.59                        $ 1.72                         226,757
    2015                                               1.67                          1.59                         302,050
    2014                                               1.63                          1.67                         267,749
    2013                                               1.42                          1.63                          50,626
    2012                                               1.26                          1.42                          29,612
    2011                                               1.35                          1.26                          12,042
    2010                                               1.20                          1.35                           7,266
    2009                                               0.94                          1.20                           6,441
    2008                                               1.49                          0.94                          26,684
    2007                                               1.41                          1.49                          22,273

  BAND 50
    2016                                             $ 1.68                        $ 1.83                         245,780
    2015                                               1.76                          1.68                         217,464
    2014                                               1.71                          1.76                         268,627
    2013                                               1.48                          1.71                         349,732
    2012                                               1.31                          1.48                         385,295
    2011                                               1.40                          1.31                         412,926
    2010                                               1.23                          1.40                         403,473
    2009                                               0.97                          1.23                         357,581
    2008                                               1.52                          0.97                         309,263
    2007                                               1.43                          1.52                         261,629

  BAND 0
    2016                                             $ 1.78                        $ 1.95                               -
    2015                                               1.85                          1.78                               -
    2014                                               1.79                          1.85                               -
    2013                                               1.54                          1.79                          81,661
    2012                                               1.36                          1.54                         314,098
    2011                                               1.44                          1.36                         306,558
    2010                                               1.27                          1.44                         313,806
    2009                                               0.99                          1.27                         294,218
    2008                                               1.55                          0.99                         227,933
    2007                                               1.45                          1.55                         203,836



                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R1 CLASS
  BAND 125
    2016                                            $  1.14                         $  1.19                         1,189,683
    2015                                               1.17                            1.14                         1,840,055
    2014                                               1.13                            1.17                         1,535,871
    2013                                               1.08                            1.13                         3,225,991
    2012                                               1.00                            1.08                         4,124,199
    2011                                               1.00 (01/13/11)                 1.00                         4,324,983

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R5 CLASS
  BAND 125
    2016                                            $  1.11                         $  1.16                           702,820
    2015                                               1.14                            1.11                           997,011
    2014                                               1.11                            1.14                           750,281
    2013                                               1.07                            1.11                           901,310
    2012                                               0.99                            1.07                         1,896,051
    2011                                               1.00 (01/13/11)                 0.99                         2,647,916

  BAND 100
    2016                                            $  1.13                         $  1.18                            36,551
    2015                                               1.16                            1.13                            57,743

  BAND 0
    2016                                            $  1.18                         $  1.25                                 -
    2015                                               1.20                            1.18                                 -
    2014                                               1.16                            1.20                                 -
    2013                                               1.10                            1.16                                 -
    2012                                               1.00                            1.10                                 -
    2011                                               1.00 (01/13/11)                 1.00                            44,926

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R1 CLASS
  BAND 125
    2016                                            $  1.58                         $  1.68                           391,391
    2015                                               1.62                            1.58                           391,475
    2014                                               1.56                            1.62                           416,334
    2013                                               1.48                            1.56                           473,384
    2012                                               1.36                            1.48                         4,654,285
    2011                                               1.37                            1.36                         4,969,510
    2010                                               1.23                            1.37                         5,032,536
    2009                                               1.00                            1.23                         4,922,739

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R5 CLASS
  BAND 125
    2016                                            $  1.43                         $  1.52                         1,393,124
    2015                                               1.49                            1.43                         1,702,381
    2014                                               1.44                            1.49                         1,928,284
    2013                                               1.37                            1.44                         3,266,255
    2012                                               1.26                            1.37                         3,317,427
    2011                                               1.28                            1.26                         3,292,482
    2010                                               1.16                            1.28                         2,906,257
    2009                                               0.95                            1.16                         1,974,643
    2008                                               1.26                            0.95                         2,021,551
    2007                                               1.20                            1.26                         1,304,338



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2016                                          $  1.48                       $ 1.57                         260,204
    2015                                             1.53                         1.48                         236,080
    2014                                             1.48                         1.53                         247,001
    2013                                             1.40                         1.48                             435
    2012                                             1.29                         1.40                              72

  BAND 50
    2016                                          $  1.57                       $ 1.67                         103,133
    2015                                             1.61                         1.57                         102,925
    2014                                             1.55                         1.61                         123,211
    2013                                             1.47                         1.55                         176,040
    2012                                             1.34                         1.47                         189,533
    2011                                             1.35                         1.34                         202,314
    2010                                             1.21                         1.35                         178,288
    2009                                             0.98                         1.21                         233,571
    2008                                             1.30                         0.98                         204,372
    2007                                             1.23                         1.30                         266,396

  BAND 0
    2016                                          $  1.66                       $ 1.78                               -
    2015                                             1.70                         1.66                               -
    2014                                             1.62                         1.70                               -
    2013                                             1.53                         1.62                             417
    2012                                             1.39                         1.53                          71,563
    2011                                             1.39                         1.39                          70,705
    2010                                             1.24                         1.39                          72,626
    2009                                             1.01                         1.24                         212,459
    2008                                             1.32                         1.01                         193,024
    2007                                             1.24                         1.32                         136,255

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
    2016                                          $  1.19                       $ 1.21                       1,281,554
    2015                                             1.20                         1.19                         445,197
    2014                                             1.21                         1.20                         343,879
    2013                                             1.22                         1.21                             841
    2012                                             1.17                         1.22                             501
    2011                                             1.17                         1.17                             152

RUSSELL STRATEGIC BOND FUND - S CLASS
  BAND 125
    2016                                          $  1.45                       $ 1.47                         734,839

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2016                                          $  2.27                       $ 2.50                          70,879
    2015                                             2.29                         2.27                          78,453
    2014                                             2.08                         2.29                          78,744
    2013                                             1.60                         2.08                          80,462
    2012                                             1.40                         1.60                         100,558
    2011                                             1.46                         1.40                         108,122
    2010                                             1.28                         1.46                         117,536
    2009                                             1.00                         1.28                         127,289

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL U.S. DEFENSIVE EQUITY FUND - S CLASS
  BAND 125
    2016                                          $ 2.23                        $ 2.43                             397
    2015                                            2.21                          2.23                             399
    2014                                            1.99                          2.21                             336
    2013                                            1.54                          1.99                             256
    2012                                            1.40                          1.54                             173
    2011                                            1.36                          1.40                              84

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2016                                          $ 2.40                        $ 2.89                          47,273
    2015                                            2.59                          2.40                          32,017
    2014                                            2.53                          2.59                          18,246
    2013                                            1.78                          2.53                           1,053

STATE STREET EQUITY 500 INDEX - ADMIN CLASS
  BAND 125
    2016                                          $ 5.16                        $ 5.69                      40,651,147
    2015                                            5.16                          5.16                      41,393,171
    2014                                            4.61                          5.16                      42,333,699
    2013                                            3.54                          4.61                      44,051,677
    2012                                            3.09                          3.54                      43,175,593
    2011                                            3.08                          3.09                      50,117,530
    2010                                            2.71                          3.08                      51,291,297
    2009                                            2.18                          2.71                      51,231,917
    2008                                            3.49                          2.18                      50,845,463
    2007                                            3.36                          3.49                      55,174,503

  BAND 100
    2016                                          $ 5.32                        $ 5.88                             174
    2015                                            5.31                          5.32                              30

  BAND 25
    2016                                          $ 5.83                        $ 6.50                               -
    2015                                            5.78                          5.83                               -
    2014                                            5.11                          5.78                               -
    2013                                            3.88                          5.11                               -
    2012                                            3.36                          3.88                               -
    2011                                            3.31                          3.36                               -
    2010                                            2.89                          3.31                         278,361
    2009                                            2.29                          2.89                         231,250
    2008                                            3.64                          2.29                         169,224

  BAND 0
    2016                                          $ 6.01                        $ 6.72                       3,380,645
    2015                                            5.94                          6.01                       3,320,283
    2014                                            5.24                          5.94                       3,556,329
    2013                                            3.97                          5.24                       3,208,346
    2012                                            3.43                          3.97                       3,309,201
    2011                                            3.37                          3.43                         510,836
    2010                                            2.93                          3.37                         554,848



                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX - R CLASS
  BAND 125
    2016                                             $  1.74                       $ 1.92                      14,267,457
    2015                                                1.76                         1.74                      16,175,833
    2014                                                1.58                         1.76                      17,135,779
    2013                                                1.21                         1.58                      16,680,352
    2012                                                1.07                         1.21                      14,331,536
    2011                                                1.06                         1.07                      11,886,204
    2010                                                0.94                         1.06                      10,242,978
    2009                                                0.76                         0.94                       8,423,461
    2008                                                1.23                         0.76                       4,802,516
    2007                                                1.18                         1.23                       3,047,852

  BAND 100
    2016                                             $  1.79                       $ 1.97                       3,136,355
    2015                                                1.80                         1.79                       2,800,122
    2014                                                1.61                         1.80                       2,480,423
    2013                                                1.24                         1.61                          66,889
    2012                                                1.08                         1.24                          61,519
    2011                                                1.08                         1.08                          46,210
    2010                                                0.95                         1.08                          40,030
    2009                                                0.77                         0.95                          47,648
    2008                                                1.23                         0.77                          30,528
    2007                                                1.19                         1.23                          50,794

  BAND 50
    2016                                             $  1.89                       $ 2.09                         880,964
    2015                                                1.89                         1.89                         944,998
    2014                                                1.68                         1.89                         996,916
    2013                                                1.28                         1.68                       1,226,644
    2012                                                1.12                         1.28                       1,174,782
    2011                                                1.11                         1.12                       1,126,195
    2010                                                0.98                         1.11                       1,001,427
    2009                                                0.78                         0.98                         700,949
    2008                                                1.25                         0.78                         826,395
    2007                                                1.20                         1.25                         895,967

  BAND 0
    2016                                             $  1.99                       $ 2.22                       1,290,284
    2015                                                1.98                         1.99                       1,021,489
    2014                                                1.75                         1.98                       1,985,628
    2013                                                1.33                         1.75                       1,934,741
    2012                                                1.16                         1.33                       1,803,186
    2011                                                1.14                         1.16                       1,605,518
    2010                                                1.00                         1.14                       1,570,803
    2009                                                0.79                         1.00                       1,063,860
    2008                                                1.27                         0.79                         826,531
    2007                                                1.21                         1.27                         789,899

STEWARD LARGE CAP ENHANCED INDEX FUND - INDIVIDUAL CLASS
  BAND 125
    2016                                             $  1.11                       $ 1.21                          25,262
    2015                                                1.15                         1.11                          20,520

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

STEWARD SMALL-MID CAP ENHANCED INDEX FUND - INDIVIDUAL CLASS
  BAND 125
   2016                                               $ 1.02                         $ 1.24                            26,411
   2015                                                 1.07                           1.02                            17,892
   2014                                                 1.03                           1.07                                86

T. ROWE PRICE BLUE CHIP GROWTH FUND - R CLASS
  BAND 125
   2016                                               $ 2.51                         $ 2.49                        10,320,805
   2015                                                 2.30                           2.51                         2,639,516
   2014                                                 2.14                           2.30                         2,062,348
   2013                                                 1.54                           2.14                         1,785,029
   2012                                                 1.32                           1.54                         1,626,075
   2011                                                 1.33                           1.32                           874,061
   2010                                                 1.16                           1.33                           739,675
   2009                                                 0.83                           1.16                           587,387
   2008                                                 1.46                           0.83                           455,034
   2007                                                 1.32                           1.46                           450,140

  BAND 100
   2016                                               $ 2.59                         $ 2.57                           249,190
   2015                                                 2.36                           2.59                           361,092
   2014                                                 2.20                           2.36                           280,633
   2013                                                 1.58                           2.20                               881

  BAND 0
   2016                                               $ 2.93                         $ 2.94                           153,587
   2015                                                 2.65                           2.93                           265,246
   2014                                                 2.44                           2.65                           174,048
   2013                                                 1.73                           2.44                           192,948
   2012                                                 1.47                           1.73                           188,368
   2011                                                 1.45                           1.47                           147,101
   2010                                                 1.25                           1.45                           182,830
   2009                                                 0.88                           1.25                           183,794
   2008                                                 1.55                           0.88                            53,548
   2007                                                 1.37                           1.55                            25,226

T. ROWE PRICE EQUITY INCOME FUND - R CLASS
  BAND 125
   2016                                               $ 2.14                         $ 2.51                         1,844,929
   2015                                                 2.34                           2.14                         3,293,598
   2014                                                 2.21                           2.34                         6,847,846
   2013                                                 1.74                           2.21                         6,607,906
   2012                                                 1.51                           1.74                         5,766,382
   2011                                                 1.55                           1.51                         5,426,626
   2010                                                 1.37                           1.55                         4,656,607
   2009                                                 1.11                           1.37                         3,502,146
   2008                                                 1.75                           1.11                         2,831,166
   2007                                                 1.73                           1.75                         2,777,628

  BAND 100
   2016                                               $ 2.21                         $ 2.60                         1,280,826
   2015                                                 2.40                           2.21                         1,222,787
   2014                                                 2.27                           2.40                           961,169

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2016                                               $ 2.35                         $ 2.77                           405,972
   2015                                                 2.54                           2.35                           453,379
   2014                                                 2.39                           2.54                           562,308
   2013                                                 1.86                           2.39                           566,680
   2012                                                 1.60                           1.86                           520,495
   2011                                                 1.63                           1.60                           532,365
   2010                                                 1.43                           1.63                           531,099
   2009                                                 1.15                           1.43                           438,712
   2008                                                 1.81                           1.15                           375,331
   2007                                                 1.77                           1.81                           357,456

  BAND 0
   2016                                               $ 2.51                         $ 2.98                            45,800
   2015                                                 2.71                           2.51                           252,800
   2014                                                 2.53                           2.71                           414,048
   2013                                                 1.96                           2.53                           497,889
   2012                                                 1.68                           1.96                           535,628
   2011                                                 1.70                           1.68                           435.757
   2010                                                 1.49                           1.70                           398,240
   2009                                                 1.19                           1.49                           199,762
   2008                                                 1.86                           1.19                           183,707
   2007                                                 1.81                           1.86                           428,387

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  BAND 125
   2016                                               $ 4.27                         $ 5.02                        11,632,288
   2015                                                 4.64                           4.27                        19,149,313
   2014                                                 4.37                           4.64                        29,096,525
   2013                                                 3.41                           4.37                        29,973,089
   2012                                                 2.95                           3.41                        29,358,266
   2011                                                 3.01                           2.95                        31,555,227
   2010                                                 2.65                           3.01                        31,287,671
   2009                                                 2.14                           2.65                        30,736,636
   2008                                                 3.38                           2.14                        31,607,191
   2007                                                 3.32                           3.38                        32,632,988

  BAND 0
   2016                                               $ 5.53                         $ 6.59                                 -
   2015                                                 5.94                           5.53                           132,004
   2014                                                 5.53                           5.94                           123,617
   2013                                                 4.26                           5.53                            97,956

T. ROWE PRICE EUROPEAN STOCK FUND
  BAND 125
   2016                                               $ 2.02                         $ 1.78                           111,701
   2015                                                 2.03                           2.02                           136,796
   2014                                                 2.19                           2.03                           121,710
   2013                                                 1.63                           2.19                           142,585
   2012                                                 1.34                           1.63                           147,414
   2011                                                 1.50                           1.34                           165,127
   2010                                                 1.40                           1.50                           158,801
   2009                                                 1.05                           1.40                           139,222
   2008                                                 1.88                           1.05                           134,583
   2007                                                 1.65                           1.88                           118,471

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE GROWTH STOCK FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.72                       $ 1.72                      38,619,648
   2015                                                1.58                         1.72                      40,907,157
   2014                                                1.47                         1.58                      44,030,473
   2013                                                1.07                         1.47                      46,766,772
   2012                                                0.92                         1.07                      48,546,763
   2011                                                0.94                         0.92                      42,190,123
   2010                                                0.81                         0.94                      45,132,742
   2009                                                0.58                         0.81                      44,304,026
   2008                                                1.01                         0.58                      41,058,680
   2007                                                1.00 (05/24/07)              1.01                      41,491,305

  BAND 0
   2016                                             $  1.92                       $ 1.94                          13,599
   2015                                                1.74                         1.92                         439,758
   2014                                                1.60                         1.74                         355,408

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2016                                             $  2.88                       $ 2.87                       2,941,417
   2015                                                2.64                         2.88                       3,528,007
   2014                                                2.47                         2.64                       3,501,500
   2013                                                1.81                         2.47                       4,553,280
   2012                                                1.54                         1.81                       4,264,277
   2011                                                1.59                         1.54                       4,082,195
   2010                                                1.38                         1.59                       3,852,858
   2009                                                0.98                         1.38                       3,944,711
   2008                                                1.73                         0.98                       3,159,609
   2007                                                1.59                         1.73                       2,989,654

  BAND 100
   2016                                             $  2.97                       $ 2.96                         897,193
   2015                                                2.72                         2.97                         853,849
   2014                                                2.53                         2.72                         693,184
   2013                                                1.85                         2.53                         146,065
   2012                                                1.58                         1.85                         122,679
   2011                                                1.62                         1.58                         109,927
   2010                                                1.40                         1.62                          95,615
   2009                                                0.99                         1.40                          20,297
   2008                                                1.75                         0.99                          12,089
   2007                                                1.61                         1.75                           3,632

  BAND 50
   2016                                             $  3.15                       $ 3.17                          14,404
   2015                                                2.87                         3.15                          17,375
   2014                                                2.67                         2.87                          22,528
   2013                                                1.93                         2.67                          23,539
   2012                                                1.64                         1.93                          24,109
   2011                                                1.68                         1.64                          30,150
   2010                                                1.45                         1.68                          42,627



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  3.39                       $ 3.42                          12,869
   2015                                                3.08                         3.39                           9,352
   2014                                                2.84                         3.08                         158,772
   2013                                                2.05                         2.84                         147,777
   2012                                                1.73                         2.05                         161,642
   2011                                                1.76                         1.73                         142,187
   2010                                                1.51                         1.76                         113,697
   2009                                                1.06                         1.51                         113,454
   2008                                                1.84                         1.06                          88,934
   2007                                                1.68                         1.84                          76,401

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
   2016                                             $  0.83                       $ 0.83                      12,687,016
   2015                                                0.87                         0.83                      12,679,036
   2014                                                0.94                         0.87                      12,502,774
   2013                                                0.77                         0.94                      12,854,624
   2012                                                0.68                         0.77                      12,882,601
   2011                                                0.77                         0.68                      12,937,832
   2010                                                0.71                         0.77                      12,584,870
   2009                                                0.54                         0.71                      17,713,993
   2008                                                0.99                         0.54                      15,573,207
   2007                                                1.00 (05/24/07)              0.99                      15,725,907

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - R CLASS
  BAND 125
   2016                                             $  2.19                       $ 2.16                         625,560
   2015                                                2.30                         2.19                         650,419
   2014                                                2.47                         2.30                         739,250
   2013                                                2.04                         2.47                         974,711
   2012                                                1.80                         2.04                         950,455
   2011                                                2.06                         1.80                         865,689
   2010                                                1.89                         2.06                         849,990
   2009                                                1.43                         1.89                         979,529
   2008                                                2.64                         1.43                         966,118
   2007                                                2.47                         2.64                         852,748

  BAND 100
   2016                                             $  2.26                       $ 2.23                         189,191
   2015                                                2.36                         2.26                         202,642
   2014                                                2.53                         2.36                         203,466
   2013                                                2.09                         2.53                          69,914
   2012                                                1.84                         2.09                          58,259
   2011                                                2.09                         1.84                          55,629
   2010                                                1.92                         2.09                          48,425
   2009                                                1.45                         1.92                          23,053
   2008                                                2.67                         1.45                          18,177
   2007                                                2.62                         2.67                           5,168

  BAND 50
   2016                                             $  2.40                       $ 2.39                              63



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL STOCK FUND - R CLASS
  BAND 125
    2016                                          $  1.73                       $ 1.74                         67,137
    2015                                             1.78                         1.73                        158,978
    2014                                             1.83                         1.78                        260,858
    2013                                             1.63                         1.83                        360,682
    2012                                             1.40                         1.63                        309,233
    2011                                             1.62                         1.40                        193,069
    2010                                             1.44                         1.62                        194,558
    2009                                             0.96                         1.44                        275,610
    2008                                             1.89                         0.96                        191,202
    2007                                             1.69                         1.89                        161,954

  BAND 100
    2016                                          $  1.79                       $ 1.80                         94,083
    2015                                             1.83                         1.79                        106,967
    2014                                             1.88                         1.83                        108,530
    2013                                             1.67                         1.88                            327

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
    2016                                          $  3.89                       $ 4.06                      1,086,220
    2015                                             3.71                         3.89                      1,512,796
    2014                                             3.34                         3.71                      1,613,981
    2013                                             2.48                         3.34                      1,439,843
    2012                                             2.22                         2.48                      1,278,093
    2011                                             2.28                         2.22                      1,190,498
    2010                                             1.82                         2.28                        909,111
    2009                                             1.27                         1.82                        210,325
    2008                                             2.14                         1.27                              -
    2007                                             1.85                         2.14                      1,200,334

  BAND 0
    2016                                          $  4.58                       $ 4.84                        106,842
    2015                                             4.32                         4.58                        403,715
    2014                                             3.84                         4.32                        406,143
    2013                                             2.82                         3.84                        402,163
    2012                                             2.48                         2.82                        385,526
    2011                                             2.53                         2.48                        382,941
    2010                                             1.98                         2.53                        302,345

T. ROWE PRICE MID-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
    2016                                          $  1.44                       $ 1.77                        685,096
    2015                                             1.52                         1.44                        767,001
    2014                                             1.39                         1.52                        797,900
    2013                                             1.07                         1.39                        789,040
    2012                                             0.91                         1.07                        716,476
    2011                                             0.97                         0.91                        620,518
    2010                                             0.85                         0.97                        673,974
    2009                                             0.59                         0.85                        456,958
    2008                                             0.99                         0.59                        490,124
    2007                                             1.00 (05/24/07)              0.99                        540,258



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  1.61                       $ 1.99                               -
   2015                                                1.67                         1.61                       1,054,893
   2014                                                1.51                         1.67                       1,101,048
   2013                                                1.15                         1.51                       1,075,942
   2012                                                0.97                         1.15                         917,609
   2011                                                1.02                         0.97                         856,219
   2010                                                0.88                         1.02                         778,222

T. ROWE PRICE MID-CAP VALUE FUND - R CLASS
  BAND 125
   2016                                             $  3.20                       $ 3.91                         368,017
   2015                                                3.37                         3.20                         349,832
   2014                                                3.10                         3.37                         655,643
   2013                                                2.40                         3.10                         919,601
   2012                                                2.04                         2.40                         950,064
   2011                                                2.18                         2.04                       1,000,705
   2010                                                1.91                         2.18                         941,679
   2009                                                1.32                         1.91                         736,143
   2008                                                2.06                         1.32                         583,603
   2007                                                2.08                         2.06                         551,593

  BAND 0
   2016                                             $  3.79                       $ 4.68                          27,303
   2015                                                3.94                         3.79                          26,484
   2014                                                3.58                         3.94                          35,308
   2013                                                2.73                         3.58                          32,199
   2012                                                2.30                         2.73                          17,538
   2011                                                2.43                         2.30                          19,615
   2010                                                2.09                         2.43                          22,033

T. ROWE PRICE RETIREMENT 2005 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.17                       $ 1.23                         856,466
   2015                                                1.19                         1.17                         730,960
   2014                                                1.16                         1.19                         540,138
   2013                                                1.07                         1.16                         389,774
   2012                                                1.00 (05/24/12)              1.07                           1,435

T. ROWE PRICE RETIREMENT 2005 FUND - R CLASS
  BAND 125
   2016                                             $  1.16                       $ 1.21                       1,087,165
   2015                                                1.18                         1.16                         866,140
   2014                                                1.15                         1.18                         604,661
   2013                                                1.07                         1.15                         808,479
   2012                                                1.00 (05/24/12)              1.07                         351,458

  BAND 0
   2016                                             $  1.21                       $ 1.28                         176,225
   2015                                                1.22                         1.21                         196,086



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2010 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $ 1.20                        $ 1.27                      2,750,866
   2015                                               1.23                          1.20                      2,513,493
   2014                                               1.19                          1.23                      2,607,294
   2013                                               1.08                          1.19                      1,464,609
   2012                                               1.00 (05/24/12)               1.08                        106,998

T. ROWE PRICE RETIREMENT 2010 FUND - R CLASS
  BAND 125
   2016                                             $ 1.19                        $ 1.25                      1,003,123
   2015                                               1.22                          1.19                      1,397,386
   2014                                               1.18                          1.22                      2,866,496
   2013                                               1.08                          1.18                      1,709,592
   2012                                               1.00 (05/24/12)               1.08                        171,257

  BAND 0
   2016                                             $ 1.24                        $ 1.33                        280,498
   2015                                               1.26                          1.24                        172,442
   2014                                               1.21                          1.26                        153,259
   2013                                               1.08                          1.21                        120,945

T. ROWE PRICE RETIREMENT 2015 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $ 1.32                        $ 1.39                      9,560,822
   2015                                               1.34                          1.32                      9,378,424
   2014                                               1.30                          1.34                      9,721,130
   2013                                               1.14                          1.30                      8,331,555
   2012                                               1.02                          1.14                      3,257,875
   2011                                               1.04                          1.02                      2,879,309

T. ROWE PRICE RETIREMENT 2015 FUND - R CLASS
  BAND 125
   2016                                             $ 1.30                        $ 1.37                      7,077,042
   2015                                               1.33                          1.30                      7,628,027
   2014                                               1.29                          1.33                      8,057,807
   2013                                               1.14                          1.29                      6,917,816
   2012                                               1.02                          1.14                      3,983,612
   2011                                               1.04                          1.02                        939,585

  BAND 0
   2016                                             $ 1.39                        $ 1.48                        740,459
   2015                                               1.40                          1.39                        935,086
   2014                                               1.34                          1.40                        629,470
   2013                                               1.17                          1.34                        619,126
   2012                                               1.03                          1.17                        146,187
   2011                                               1.04                          1.03                        138,383

T. ROWE PRICE RETIREMENT 2020 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $ 1.37                        $ 1.45                     17,417,232
   2015                                               1.40                          1.37                     15,331,818
   2014                                               1.34                          1.40                     14,299,605
   2013                                               1.15                          1.34                      7,844,849
   2012                                               1.02                          1.15                      2,877,567
   2011                                               1.05                          1.02                      2,173,654
   2010                                               1.00 (10/29/10)               1.05                         42,981

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2020 FUND - R CLASS
  BAND 125
   2016                                               $ 1.35                         $ 1.43                        15,601,502
   2015                                                 1.38                           1.35                        14,425,903
   2014                                                 1.33                           1.38                        15,202,243
   2013                                                 1.15                           1.33                        10,175,603
   2012                                                 1.01                           1.15                         7,204,662
   2011                                                 1.04                           1.01                         1,337,962

  BAND 100
   2016                                               $ 1.37                         $ 1.45                             3,157
   2015                                                 1.40                           1.37                               286
   2014                                                 1.34                           1.40                             5,642

  BAND 50
   2016                                               $ 1.41                         $ 1.49                                 -
   2015                                                 1.42                           1.41                             1,653
   2014                                                 1.36                           1.42                             1,667

  BAND 0
   2016                                               $ 1.44                         $ 1.54                         1,550,012
   2015                                                 1.45                           1.44                         2,663,290
   2014                                                 1.38                           1.45                         2,057,269
   2013                                                 1.18                           1.38                         1,858,071
   2012                                                 1.03                           1.18                           648,559
   2011                                                 1.05                           1.03                           555,971

T. ROWE PRICE RETIREMENT 2025 FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.41                         $ 1.50                        16,458,524
   2015                                                 1.44                           1.41                        12,483,115
   2014                                                 1.38                           1.44                         9,386,733
   2013                                                 1.16                           1.38                         5,454,640
   2012                                                 1.01                           1.16                         1,350,066
   2011                                                 1.05                           1.01                           735,599

T. ROWE PRICE RETIREMENT 2025 FUND - R CLASS
  BAND 125
   2016                                               $ 1.39                         $ 1.47                        10,675,844
   2015                                                 1.42                           1.39                        11,246,369
   2014                                                 1.37                           1.42                        10,905,829
   2013                                                 1.15                           1.37                         6,758,188
   2012                                                 1.01                           1.15                         3,701,813
   2011                                                 1.06                           1.01                           836,175

  BAND 0
   2016                                               $ 1.49                         $ 1.59                         2,227,235
   2015                                                 1.50                           1.49                           999,975
   2014                                                 1.42                           1.50                           970,088
   2013                                                 1.18                           1.42                           866,337
   2012                                                 1.03                           1.18                           199,170
   2011                                                 1.06                           1.03                           188,993



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2030 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.45                       $ 1.54                      14,381,402
   2015                                                1.47                         1.45                      11,283,232
   2014                                                1.41                         1.47                      13,430,292
   2013                                                1.16                         1.41                       7,746,837
   2012                                                1.01                         1.16                       3,745,681
   2011                                                1.06                         1.01                       2,960,689
   2010                                                1.00 (10/29/10)              1.06                           5,541

T. ROWE PRICE RETIREMENT 2030 FUND - R CLASS
  BAND 125
   2016                                             $  1.43                       $ 1.52                      11,558,570
   2015                                                1.46                         1.43                      13,028,435
   2014                                                1.40                         1.46                      11,230,640
   2013                                                1.16                         1.40                       6,522,510
   2012                                                1.01                         1.16                       4,801,793
   2011                                                1.05                         1.01                       1,092,288

  BAND 0
   2016                                             $  1.53                       $ 1.64                       1,334,410
   2015                                                1.54                         1.53                       1,107,780
   2014                                                1.46                         1.54                         857,127
   2013                                                1.19                         1.46                         823,476
   2012                                                1.02                         1.19                         281,713
   2011                                                1.06                         1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.48                       $ 1.57                      11,323,775
   2015                                                1.50                         1.48                       9,804,329
   2014                                                1.43                         1.50                       7,622,141
   2013                                                1.17                         1.43                       4,769,851
   2012                                                1.01                         1.17                       1,621,685
   2011                                                1.06                         1.01                       1,226,877

T. ROWE PRICE RETIREMENT 2035 FUND - R CLASS
  BAND 125
   2016                                             $  1.46                       $ 1.54                       9,251,393
   2015                                                1.48                         1.46                       8,943,704
   2014                                                1.42                         1.48                       8,088,041
   2013                                                1.16                         1.42                       6,074,925
   2012                                                1.01                         1.16                       3,233,079
   2011                                                1.06                         1.01                         530,152

  BAND 0
   2016                                             $  1.56                       $ 1.67                       2,181,345
   2015                                                1.56                         1.56                       1,533,318
   2014                                                1.48                         1.56                       1,358,333
   2013                                                1.19                         1.48                       1,307,230
   2012                                                1.02                         1.19                         223,028
   2011                                                1.06                         1.02                          230192



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2040 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.49                       $ 1.58                      10,731,335
   2015                                                1.51                         1.49                       9,703,305
   2014                                                1.45                         1.51                       9,567,448
   2013                                                1.17                         1.45                       5,868,950
   2012                                                1.01                         1.17                       2,107,760
   2011                                                1.06                         1.01                       1,459,824
   2010                                                1.00 (10/29/10)              1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 FUND - R CLASS
  BAND 125
   2016                                             $  1.47                       $ 1.56                       7,100,654
   2015                                                1.50                         1.47                       7,231,254
   2014                                                1.44                         1.50                       6,305,719
   2013                                                1.16                         1.44                       4,662,353
   2012                                                1.00                         1.16                       3,111,107
   2011                                                1.06                         1.00                         798,303

  BAND 0
   2016                                             $  1.57                       $ 1.69                       3,068,317
   2015                                                1.58                         1.57                       2,537,472
   2014                                                1.49                         1.58                       1,823,812
   2013                                                1.19                         1.49                       1,775,811
   2012                                                1.02                         1.19                         177,950
   2011                                                1.06                         1.02                         196,544

T. ROWE PRICE RETIREMENT 2045 FUND - ADVISOR CLASS
  BAND 125
   2016                                             $  1.49                       $ 1.59                       7,549,502
   2015                                                1.51                         1.49                       6,044,892
   2014                                                1.45                         1.51                       4,427,753
   2013                                                1.17                         1.45                       3,099,877
   2012                                                1.01                         1.17                         637,869
   2011                                                1.06                         1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 FUND - R CLASS
  BAND 125
   2016                                             $  1.48                       $ 1.56                       4,951,319
   2015                                                1.50                         1.48                       5,808,554
   2014                                                1.44                         1.50                       4,979,894
   2013                                                1.16                         1.44                       3,340,787
   2012                                                1.01                         1.16                       1,480,996
   2011                                                1.06                         1.01                         359,226

  BAND 0
   2016                                             $  1.57                       $ 1.69                         971,051
   2015                                                1.58                         1.57                         440,759
   2014                                                1.50                         1.58                         327,625
   2013                                                1.19                         1.50                         260,958
   2012                                                1.02                         1.19                          98,531
   2011                                                1.06                         1.02                          78,030



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2050 FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.49                         $ 1.59                         5,489,294
   2015                                                 1.51                           1.49                         4,042,360
   2014                                                 1.45                           1.51                         2,702,975
   2013                                                 1.17                           1.45                         1,927,357
   2012                                                 1.01                           1.17                           365,394
   2011                                                 1.06                           1.01                           103,905

T. ROWE PRICE RETIREMENT 2050 FUND - R CLASS
  BAND 125
   2016                                               $ 1.48                         $ 1.56                         4,180,576
   2015                                                 1.50                           1.48                         4,563,519
   2014                                                 1.44                           1.50                         4,171,499
   2013                                                 1.16                           1.44                         2,596,029
   2012                                                 1.00                           1.16                         1,375,501
   2011                                                 1.06                           1.00                           259,489

  BAND 0
   2016                                               $ 1.57                         $ 1.69                           720,167
   2015                                                 1.58                           1.57                           383,269
   2014                                                 1.49                           1.58                           252,982
   2013                                                 1.19                           1.49                           229,620
   2012                                                 1.02                           1.19                            92,022
   2011                                                 1.06                           1.02                            56,217

T. ROWE PRICE RETIREMENT 2055 FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.49                         $ 1.59                         2,396,506
   2015                                                 1.51                           1.49                         1,351,514
   2014                                                 1.45                           1.51                           713,365
   2013                                                 1.17                           1.45                           350,583
   2012                                                 1.01                           1.17                            31,245
   2011                                                 1.06                           1.01                            11,259

T. ROWE PRICE RETIREMENT 2055 FUND - R CLASS
  BAND 125
   2016                                               $ 1.48                         $ 1.56                         1,795,783
   2015                                                 1.50                           1.48                         2,134,497
   2014                                                 1.44                           1.50                         1,069,945
   2013                                                 1.16                           1.44                           465,338
   2012                                                 1.01                           1.16                           221,448
   2011                                                 1.06                           1.01                            47,139

  BAND 0
   2016                                               $ 1.58                         $ 1.69                           238,810
   2015                                                 1.58                           1.58                           127,170
   2014                                                 1.50                           1.58                            74,735
   2013                                                 1.19                           1.50                            34,105
   2012                                                 1.02                           1.19                             7,650
   2011                                                 1.06                           1.02                               203



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2060 FUND - ADVISOR CLASS
  BAND 125
    2016                                           $ 1.00 (05/12/16)            $ 1.07                          42,929

T. ROWE PRICE RETIREMENT 2060 FUND - R CLASS
  BAND 125
    2016                                           $ 1.00 (05/12/16)            $ 1.07                          19,440

  BAND 0
    2016                                           $ 1.00 (05/12/16)            $ 1.08                           1,068

T. ROWE PRICE RETIREMENT BALANCED FUND - ADVISOR CLASS
  BAND 125
    2016                                           $ 1.19                       $ 1.25                       1,606,880
    2015                                             1.22                         1.19                       1,386,471
    2014                                             1.19                         1.22                       1,555,492
    2013                                             1.11                         1.19                         469,551
    2012                                             1.02                         1.11                          90,739
    2011                                             1.02                         1.02                          94,381

T. ROWE PRICE RETIREMENT BALANCED FUND - R CLASS
  BAND 125
    2016                                           $ 1.18                       $ 1.23                       1,601,785
    2015                                             1.20                         1.18                       2,499,417
    2014                                             1.18                         1.20                       1,867,626
    2013                                             1.10                         1.18                       1,289,725
    2012                                             1.02                         1.10                       1,510,576
    2011                                             1.02                         1.02                         350,527

  BAND 0
    2016                                           $ 1.25                       $ 1.33                           9,119
    2015                                             1.27                         1.25                          62,647
    2014                                             1.23                         1.27                          63,875
    2013                                             1.13                         1.23                          55,493
    2012                                             1.03                         1.13                          49,622

TEMPLETON FOREIGN FUND - A CLASS
  BAND 125
    2016                                           $ 0.93                       $ 1.02                       1,198,000
    2015                                             1.01                         0.93                       1,157,554
    2014                                             1.15                         1.01                       1,149,901
    2013                                             0.91                         1.15                       1,167,485
    2012                                             0.78                         0.91                         993,434
    2011                                             0.91                         0.78                         897,945
    2010                                             0.85                         0.91                         572,657
    2009                                             0.57                         0.85                         599,494
    2008                                             1.07                         0.57                         211,981
    2007                                             1.00 (05/24/07)              1.07                         188,000

TEMPLETON FOREIGN FUND - ADVISOR CLASS
  BAND 125
    2016                                           $ 1.00 (05/12/16)            $ 1.12                         220,797



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN FUND - R CLASS
  BAND 125
   2016                                               $ 1.61                         $ 1.77                           898,457
   2015                                                 1.76                           1.61                         1,046,442
   2014                                                 2.00                           1.76                           999,510
   2013                                                 1.60                           2.00                           868,408
   2012                                                 1.37                           1.60                           838,492
   2011                                                 1.59                           1.37                           686,983
   2010                                                 1.49                           1.59                           706,504
   2009                                                 1.01                           1.49                           633,679
   2008                                                 1.90                           1.01                           555,568
   2007                                                 1.65                           1.90                           461,645

  BAND 100
   2016                                               $ 1.66                         $ 1.83                            28,863
   2015                                                 1.81                           1.66                            47,447
   2014                                                 2.06                           1.81                            48,861

  BAND 0
   2016                                               $ 1.88                         $ 2.09                            18,748
   2015                                                 2.03                           1.88                            15,671
   2014                                                 2.28                           2.03                             3,880
   2013                                                 1.80                           2.28                             3,387
   2012                                                 1.52                           1.80                             6,071
   2011                                                 1.75                           1.52                             5,554
   2010                                                 1.61                           1.75                             2,026

TEMPLETON GLOBAL BOND FUND - A CLASS
  BAND 125
   2016                                               $ 1.07                         $ 1.12                        13,792,349
   2015                                                 1.13                           1.07                        17,016,372
   2014                                                 1.13                           1.13                        14,398,254
   2013                                                 1.12                           1.13                         7,684,082
   2012                                                 0.98                           1.12                         1,855,717
   2011                                                 1.01                           0.98                           252,519

  BAND 0
   2016                                               $ 1.14                         $ 1.21                           237,414
   2015                                                 1.19                           1.14                           220,508
   2014                                                 1.17                           1.19                           218,576
   2013                                                 1.15                           1.17                           537,080
   2012                                                 0.99                           1.15                           757,860

TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
  BAND 125
   2016                                               $ 1.00 (05/12/16)              $ 1.07                           766,145

TEMPLETON GLOBAL BOND FUND - R CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.10                           948,918
   2015                                                 1.12                           1.05                           995,448
   2014                                                 1.12                           1.12                         1,016,454
   2013                                                 1.11                           1.12                           601,508
   2012                                                 0.97                           1.11                           401,129
   2011                                                 1.01                           0.97                           112,685



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                              $ 1.12                       $ 1.19                         196,488

TEMPLETON GROWTH FUND - A CLASS
  BAND 125
   2016                                              $ 0.93                       $ 1.00                         543,659
   2015                                                1.01                         0.93                         522,350
   2014                                                1.04                         1.01                       1,012,488
   2013                                                0.81                         1.04                       1,068,046
   2012                                                0.68                         0.81                         897,281
   2011                                                0.73                         0.68                       1,040,993
   2010                                                0.69                         0.73                       1,122,428
   2009                                                0.53                         0.69                       2,260,057
   2008                                                0.95                         0.53                       3,969,026
   2007                                                1.00 (05/24/07)              0.95                       8,454,516

TEMPLETON GROWTH FUND - R CLASS
  BAND 125
   2016                                              $ 1.59                       $ 1.71                         440,972
   2015                                                1.72                         1.59                         643,922
   2014                                                1.78                         1.72                         840,764
   2013                                                1.39                         1.78                         774,450
   2012                                                1.16                         1.39                         989,115
   2011                                                1.26                         1.16                       1,184,158
   2010                                                1.19                         1.26                       1,321,604
   2009                                                0.92                         1.19                       1,586,280
   2008                                                1.66                         0.92                       1,421,025
   2007                                                1.65                         1.66                       1,648,502

  BAND 100
   2016                                              $ 1.64                       $ 1.76                               -
   2015                                                1.77                         1.64                          31,780
   2014                                                1.83                         1.77                          28,416

  BAND 0
   2016                                              $ 1.85                       $ 2.01                          55,356
   2015                                                1.99                         1.85                          49,877
   2014                                                2.03                         1.99                          55,057
   2013                                                1.56                         2.03                          34,574
   2012                                                1.29                         1.56                          12,329
   2011                                                1.38                         1.29                          10,714
   2010                                                1.29                         1.38                         155,262
   2009                                                0.99                         1.29                         140.218
   2008                                                1.75                         0.99                         122,770

THORNBURG CORE GROWTH FUND - R3 CLASS
  BAND 125
   2016                                              $ 2.00                       $ 1.93                         421,143
   2015                                                1.98                         2.00                         430,280
   2014                                                2.00                         1.98                         483,587
   2013                                                1.42                         2.00                         599,833
   2012                                                1.19                         1.42                         574,576
   2011                                                1.19                         1.19                       1,136,037
   2010                                                1.09                         1.19                       1,748,703
   2009                                                0.76                         1.09                       2,122,941
   2008                                                1.58                         0.76                       1,885,904
   2007                                                1.43                         1.58                       1,565,277

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                              $ 2.06                       $  1.99                         69,192
   2015                                                2.03                          2.06                         95,926
   2014                                                2.05                          2.03                        113,860
   2013                                                1.45                          2.05                            631
   2012                                                1.21                          1.45                            635

  BAND 0
   2016                                              $ 2.30                       $  2.24                         22,202
   2015                                                2.24                          2.30                         19,395
   2014                                                2.24                          2.24                         20,476
   2013                                                1.57                          2.24                         32,620
   2012                                                1.30                          1.57                         11,160
   2011                                                1.28                          1.30                          9,008
   2010                                                1.17                          1.28                         19,924
   2009                                                0.80                          1.17                         14,492
   2008                                                1.64                          0.80                        177,751
   2007                                                1.47                          1.64                        207,040

THORNBURG CORE GROWTH FUND - R5 CLASS
  BAND 125
   2016                                              $ 1.36                       $  1.31                      1,299,573
   2015                                                1.33                          1.36                      1,410,294
   2014                                                1.34                          1.33                      1,782,006
   2013                                                0.95                          1.34                      1,523,962
   2012                                                0.79                          0.95                      1,347,806
   2011                                                0.78                          0.79                      5,363,789
   2010                                                0.72                          0.78                      8,530,808
   2009                                                0.50                          0.72                     10,694,351
   2008                                                1.02                          0.50                     10,171,492
   2007                                                1.00 (05/24/07)               1.02                      7,443,147

THORNBURG INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2016                                              $ 1.69                       $  1.62                      1,122,745
   2015                                                1.62                          1.69                      1,526,155
   2014                                                1.74                          1.62                      2,281,988
   2013                                                1.53                          1.74                      4,659,313
   2012                                                1.35                          1.53                      5,856,046
   2011                                                1.58                          1.35                      6,055,133
   2010                                                1.40                          1.58                      5,036,486
   2009                                                1.08                          1.40                      3,967,180
   2008                                                1.89                          1.08                      3,190,732
   2007                                                1.50                          1.89                      2,027,013

  BAND 100
   2016                                              $ 1.74                       $  1.67                        246,964
   2015                                                1.66                          1.74                        262,531
   2014                                                1.78                          1.66                        248,240
   2013                                                1.56                          1.78                         34,378
   2012                                                1.37                          1.56                        110,558
   2011                                                1.60                          1.37                        104,945
   2010                                                1.42                          1.60                         92,174
   2009                                                1.10                          1.42                        102,988
   2008                                                1.91                          1.10                         71,819
   2007                                                1.51                          1.91                         42,858

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2016                                             $  1.84                       $ 1.78                              18
   2015                                                1.74                         1.84                              20
   2014                                                1.86                         1.74                              24
   2013                                                1.63                         1.86                              24
   2012                                                1.42                         1.63                           1,134
   2011                                                1.65                         1.42                           1,391
   2010                                                1.46                         1.65                           1,348

  BAND 0
   2016                                             $  1.94                       $ 1.89                          20,020
   2015                                                1.83                         1.94                         128,245
   2014                                                1.95                         1.83                         133,231
   2013                                                1.69                         1.95                         176,041
   2012                                                1.47                         1.69                         367,014
   2011                                                1.70                         1.47                         409,865
   2010                                                1.50                         1.70                         329,319
   2009                                                1.14                         1.50                         255,881
   2008                                                1.96                         1.14                         240,703
   2007                                                1.54                         1.96                         230,708

THORNBURG INTERNATIONAL VALUE FUND - R5 CLASS
  BAND 125
   2016                                             $  1.06                       $ 1.02                         633,056
   2015                                                1.01                         1.06                       1,454,086
   2014                                                1.08                         1.01                       2,973,293
   2013                                                0.95                         1.08                       7,915,475
   2012                                                0.83                         0.95                      15,109,730
   2011                                                0.96                         0.83                      15,120,866
   2010                                                0.86                         0.96                      12,711,651
   2009                                                0.66                         0.86                       9,790,206
   2008                                                1.14                         0.66                       9,479,363
   2007                                                1.00 (05/24/07)              1.14                      10,108,060

  BAND 25
   2016                                             $  1.16                       $ 1.12                               -
   2015                                                1.09                         1.16                               -
   2014                                                1.15                         1.09                               -
   2013                                                1.00                         1.15                               -
   2012                                                0.87                         1.00                               -
   2011                                                1.00                         0.87                               -
   2010                                                0.88                         1.00                         837,379
   2009                                                0.67                         0.88                         691,568
   2008                                                1.15                         0.67                         462,111

  BAND 0
   2016                                             $  1.18                       $ 1.15                               -
   2015                                                1.11                         1.18                         918,299
   2014                                                1.17                         1.11                         831,676
   2013                                                1.02                         1.17                         901,167
   2012                                                0.88                         1.02                         839,937
   2011                                                1.01                         0.88                         814,258
   2010                                                0.88                         1.01                         609,979

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG INVESTMENT INCOME BUILDER FUND - R3 CLASS
  BAND 125
   2016                                             $ 1.37                        $ 1.48                        407,041
   2015                                               1.48                          1.37                        492,883
   2014                                               1.43                          1.48                        870,670
   2013                                               1.25                          1.43                        417,784
   2012                                               1.14                          1.25                        163,506
   2011                                               1.15                          1.14                        145,521
   2010                                               1.00 (05/27/10)               1.15                         18,602

  BAND 100
   2016                                             $ 1.39                        $ 1.51                         54,242
   2015                                               1.49                          1.39                         63,694
   2014                                               1.45                          1.49                         48,590

  BAND 0
   2016                                             $ 1.47                        $ 1.61                              -
   2015                                               1.56                          1.47                         27,859
   2014                                               1.50                          1.56                         62,115

THORNBURG INVESTMENT INCOME BUILDER FUND - R5 CLASS
  BAND 125
   2016                                             $ 1.41                        $ 1.53                        705,580
   2015                                               1.51                          1.41                        743,338
   2014                                               1.46                          1.51                        653,384
   2013                                               1.27                          1.46                        192,771
   2012                                               1.15                          1.27                          5,449

THORNBURG LIMITED TERM INCOME FUND - R3 CLASS
  BAND 125
   2016                                             $ 1.35                        $ 1.37                      3,828,799
   2015                                               1.36                          1.35                      5,900,141
   2014                                               1.33                          1.36                     11,883,438
   2013                                               1.36                          1.33                      7,135,716
   2012                                               1.28                          1.36                      5,362,683
   2011                                               1.23                          1.28                      2,671,637
   2010                                               1.17                          1.23                      2,067,429
   2009                                               1.02                          1.17                      3,430,194
   2008                                               1.07                          1.02                      2,647,722
   2007                                               1.02                          1.07                      2,567,949

  BAND 100
   2016                                             $ 1.39                        $ 1.42                        425,482
   2015                                               1.40                          1.39                        582,428
   2014                                               1.37                          1.40                        469,944
   2013                                               1.38                          1.37                          1,468
   2012                                               1.30                          1.38                          1,170
   2011                                               1.25                          1.30                            906
   2010                                               1.19                          1.25                            602
   2009                                               1.03                          1.19                            298
   2008                                               1.08                          1.03                            621



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  1.55                       $ 1.60                         214,050
   2015                                                1.54                         1.55                         824,281
   2014                                                1.49                         1.54                         239,130
   2013                                                1.50                         1.49                         271,393
   2012                                                1.40                         1.50                         512,947
   2011                                                1.33                         1.40                          93,105
   2010                                                1.25                         1.33                         143,412

THORNBURG LIMITED TERM INCOME FUND - R5 CLASS
  BAND 125
   2016                                             $  0.99                       $ 1.01                       6,293,258
   2015                                                1.00 (02/03/15)              0.99                      13,484,379

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND - R3 CLASS
  BAND 125
   2016                                             $  1.18                       $ 1.18                         190,066
   2015                                                1.19                         1.18                         175,832
   2014                                                1.18                         1.19                         192,398
   2013                                                1.22                         1.18                         160,971
   2012                                                1.21                         1.22                         177,746
   2011                                                1.18                         1.21                         193,611
   2010                                                1.16                         1.18                         263,241
   2009                                                1.13                         1.16                         434,400
   2008                                                1.07                         1.13                         353,683
   2007                                                1.02                         1.07                         108,519

  BAND 100
   2016                                             $  1.21                       $ 1.21                          66,636
   2015                                                1.22                         1.21                           9,730
   2014                                                1.21                         1.22                           3,597

THORNBURG VALUE FUND - R3 CLASS
  BAND 125
   2016                                             $  1.78                       $ 1.87                         213,194
   2015                                                1.74                         1.78                         295,032
   2014                                                1.58                         1.74                         567,313
   2013                                                1.15                         1.58                         587,938
   2012                                                1.05                         1.15                         890,652
   2011                                                1.23                         1.05                       1,134,316
   2010                                                1.14                         1.23                       1,749,057
   2009                                                0.79                         1.14                       1,226,796
   2008                                                1.38                         0.79                         987,743
   2007                                                1.32                         1.38                         793,227

  BAND 100
   2016                                             $  1.83                       $ 1.93                          31,835
   2015                                                1.78                         1.83                          26,824
   2014                                                1.61                         1.78                          21,564



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $  2.04                       $ 2.17                               -
   2015                                                1.97                         2.04                          22,162
   2014                                                1.77                         1.97                          19,645
   2013                                                1.27                         1.77                          17,136
   2012                                                1.14                         1.27                          70,956
   2011                                                1.32                         1.14                         149,638
   2010                                                1.21                         1.32                          79.276
   2009                                                0.84                         1.21                          48,498
   2008                                                1.43                         0.84                          61,335
   2007                                                1.35                         1.43                          53,573

TIAA-CREF BOND INDEX FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.10                       $ 1.11                       3,444,644
   2015                                                1.11                         1.10                       2,437,282
   2014                                                1.07                         1.11                       2,171,313
   2013                                                1.11                         1.07                       1,253,237
   2012                                                1.08                         1.11                         954,372
   2011                                                1.02                         1.08                          66,044
   2010                                                1.00 (05/27/10)              1.02                             395

  BAND 0
   2016                                             $  1.18                       $ 1.21                          25,329
   2015                                                1.18                         1.18                          13,292
   2014                                                1.12                         1.18                             295

TIAA-CREF BOND PLUS FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  0.98                       $ 1.01                         445,383
   2015                                                1.00 (01/15/15)              0.98                         104,699

TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  0.90                       $ 0.98                       1,705,956
   2015                                                1.07                         0.90                       1,259,668
   2014                                                1.12                         1.07                         578,823
   2013                                                1.00 (06/20/13)              1.12                           1,933

TIAA-CREF GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.95                       $ 2.09                       1,635,863
   2015                                                1.92                         1.95                       1,838,509
   2014                                                1.75                         1.92                       1,654,521
   2013                                                1.32                         1.75                       2,074,721
   2012                                                1.15                         1.32                       1,022,680
   2011                                                1.14                         1.15                         348,821
   2010                                                1.02                         1.14                          55,216



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF INTERNATIONAL EQUITY INDEX - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.20                       $ 1.20                       4,946,204
   2015                                                1.23                         1.20                       4,020,995
   2014                                                1.32                         1.23                       2,931,563
   2013                                                1.10                         1.32                       1,472,370
   2012                                                0.94                         1.10                       1,067,233
   2011                                                1.08                         0.94                         258,961
   2010                                                1.02                         1.08                          51,809

  BAND 0
   2016                                             $  1.30                       $ 1.31                          14,159
   2015                                                1.31                         1.30                           6,292
   2014                                                1.39                         1.31                              80

TIAA-CREF LARGE-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.11                       $ 1.09                         399,063
   2015                                                1.00 (01/15/15)              1.11                          88,431

TIAA-CREF LARGE-CAP GROWTH INDEX - RETIREMENT CLASS
  BAND 125
   2016                                             $  2.05                       $ 2.16                       7,586,152
   2015                                                1.97                         2.05                       4,967,137
   2014                                                1.77                         1.97                       3,883,466
   2013                                                1.35                         1.77                       3,446,698
   2012                                                1.19                         1.35                       2,867,188
   2011                                                1.17                         1.19                         360,489

TIAA-CREF LARGE-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  0.98                       $ 1.14                         123,733
   2015                                                1.00 (01/15/15)              0.98                           1,932

TIAA-CREF LARGE-CAP VALUE INDEX - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.82                       $ 2.10                       4,298,531
   2015                                                1.92                         1.82                       2,826,342
   2014                                                1.72                         1.92                       2,282,807
   2013                                                1.32                         1.72                       1,878,279
   2012                                                1.14                         1.32                       1,552,247
   2011                                                1.15                         1.14                          94,634
   2010                                                1.01                         1.15                           6,196

TIAA-CREF LIFECYCLE INDEX 2010 FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $  1.04                       $ 1.08                       9,926,890
   2015                                                1.06                         1.04                       6,503,068
   2014                                                1.01                         1.06                       4,115,312

  BAND 0
   2016                                             $  1.07                       $ 1.13                         662,197
   2015                                                1.07                         1.07                          92,313
   2014                                                1.01                         1.07                          20,236

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2015 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.04                         $ 1.09                        21,336,125
   2015                                                 1.06                           1.04                        15,693,344
   2014                                                 1.01                           1.06                         9,793,971

  BAND 0
   2016                                               $ 1.07                         $ 1.13                         1,690,225
   2015                                                 1.07                           1.07                           216,797
   2014                                                 1.01                           1.07                            46,822

TIAA-CREF LIFECYCLE INDEX 2020 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.10                        54,560,898
   2015                                                 1.06                           1.05                        39,100,828
   2014                                                 1.01                           1.06                        20,341,665

  BAND 0
   2016                                               $ 1.07                         $ 1.14                         6,192,384
   2015                                                 1.08                           1.07                           329,052
   2014                                                 1.02                           1.08                            63,257

TIAA-CREF LIFECYCLE INDEX 2025 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.11                        53,160,383
   2015                                                 1.07                           1.05                        31,512,437
   2014                                                 1.02                           1.07                        16,444,515

  BAND 0
   2016                                               $ 1.08                         $ 1.15                         6,658,617
   2015                                                 1.08                           1.08                           240,826
   2014                                                 1.02                           1.08                            44,003

TIAA-CREF LIFECYCLE INDEX 2030 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.12                        47,649,107
   2015                                                 1.07                           1.05                        29,433,683
   2014                                                 1.02                           1.07                        16,053,227

  BAND 0
   2016                                               $ 1.08                         $ 1.16                         4,829,303
   2015                                                 1.09                           1.08                           244,744
   2014                                                 1.02                           1.09                            35,942

TIAA-CREF LIFECYCLE INDEX 2035 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.13                        40,189,949
   2015                                                 1.08                           1.05                        21,022,037
   2014                                                 1.02                           1.08                         9,025,589

  BAND 0
   2016                                               $ 1.08                         $ 1.17                         5,374,989
   2015                                                 1.09                           1.08                           170,385
   2014                                                 1.02                           1.09                            28,731



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2040 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.13                        32,831,272
   2015                                                 1.08                           1.05                        19,444,398
   2014                                                 1.02                           1.08                         8,245,580

  BAND 0
   2016                                               $ 1.08                         $ 1.18                         5,019,572
   2015                                                 1.09                           1.08                           133,942
   2014                                                 1.03                           1.09                            23,628

TIAA-CREF LIFECYCLE INDEX 2045 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.13                        21,727,626
   2015                                                 1.08                           1.05                        11,183,002
   2014                                                 1.02                           1.08                         4,758,267

  BAND 0
   2016                                               $ 1.08                         $ 1.18                         3,543,099
   2015                                                 1.09                           1.08                            85,300
   2014                                                 1.02                           1.09                            14,306

TIAA-CREF LIFECYCLE INDEX 2050 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.14                        16,211,298
   2015                                                 1.08                           1.05                         8,692,706
   2014                                                 1.02                           1.08                         3,019,431

  BAND 0
   2016                                               $ 1.08                         $ 1.18                         2,412,374
   2015                                                 1.09                           1.08                            69,014
   2014                                                 1.03                           1.09                            12,081

TIAA-CREF LIFECYCLE INDEX 2055 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.05                         $ 1.14                         6,953,045
   2015                                                 1.08                           1.05                         2,991,093
   2014                                                 1.02                           1.08                           965,288

  BAND 0
   2016                                               $ 1.08                         $ 1.18                         1,663,303
   2015                                                 1.09                           1.08                            47,438
   2014                                                 1.02                           1.09                             4,078

TIAA-CREF LIFECYCLE INDEX 2060 FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.00 (05/12/16)              $ 1.08                           159,420

  BAND 0
   2016                                               $ 1.00 (05/12/16)              $ 1.09                            81,599

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - RETIREMENT CLASS
  BAND 125
   2016                                               $ 1.04                         $ 1.08                         5,865,401
   2015                                                 1.05                           1.04                         3,194,317
   2014                                                 1.01                           1.05                         1,665,953

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2016                                             $ 1.06                        $ 1.12                      1,550,697

TIAA-CREF MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2016                                             $ 1.02                        $ 1.02                      1,590,919
   2015                                               1.00 (01/15/15)               1.02                         40,321

TIAA-CREF SOCIAL CHOICE BOND FUND - R CLASS
  BAND 125
   2016                                             $ 1.00 (05/12/16)             $ 0.98                            572

TIAA-CREF SOCIAL CHOICE EQUITY - RETIREMENT CLASS
  BAND 125
   2016                                             $ 1.79                        $ 2.01                      1,610,837
   2015                                               1.87                          1.79                      1,699,853
   2014                                               1.70                          1.87                      1,207,433
   2013                                               1.29                          1.70                        744,293
   2012                                               1.15                          1.29                        506,680
   2011                                               1.16                          1.15                        294,583
   2010                                               1.02                          1.16                        178,008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 1.02                        $ 1.06                        179,987
   2015                                               1.07                          1.02                        156,954
   2014                                               1.06                          1.07                        124,607
   2013                                               0.98                          1.06                        108,499
   2012                                               0.93                          0.98                        159,809
   2011                                               0.93                          0.93                        105,756
   2010                                               0.84                          0.93                         89,225
   2009                                               0.70                          0.84                         87,660
   2008                                               1.00                          0.70                         10,335

TIMOTHY PLAN STRATEGIC GROWTH FUND - A CLASS
  BAND 125
   2016                                             $ 0.95                        $ 0.98                        140,020
   2015                                               1.01                          0.95                        126,142
   2014                                               1.01                          1.01                        113,200
   2013                                               0.87                          1.01                        105,444
   2012                                               0.80                          0.87                        123,342
   2011                                               0.84                          0.80                        108,068
   2010                                               0.75                          0.84                         86,314
   2009                                               0.59                          0.75                        123,458
   2008                                               0.99                          0.59                         33,350

TOUCHSTONE FLEXIBLE INCOME FUND - A CLASS
  BAND 125
   2016                                             $ 1.07                        $ 1.09                        190,755
   2015                                               1.06                          1.07                        221,888
   2014                                               1.00                          1.06                        238,543
   2013                                               1.01                          1.00                        224,067
   2012                                               1.00 (09/07/12)               1.01                        231,071



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                             $ 1.08                        $ 1.10                        112,535
   2015                                               1.06                          1.08                          6,795
   2014                                               1.00                          1.06                          5,868

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
   2016                                             $ 1.57                        $ 1.73                        280,947
   2015                                               1.54                          1.57                        326,719
   2014                                               1.47                          1.54                        292,792
   2013                                               1.07                          1.47                        337,730
   2012                                               1.00 (04/12/12)               1.07                        288,450

  BAND 100
   2016                                             $ 1.58                        $ 1.75                        286,719
   2015                                               1.55                          1.58                        357,744
   2014                                               1.47                          1.55                        357,083
   2013                                               1.07                          1.47                            841

TOUCHSTONE FOCUSED FUND - Y CLASS
  BAND 125
   2016                                             $ 1.59                        $ 1.75                         68,348
   2015                                               1.55                          1.59                        398,110

TOUCHSTONE GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2016                                             $ 1.47                        $ 1.47                         99,562
   2015                                               1.53                          1.47                        106,127
   2014                                               1.38                          1.53                        102,923
   2013                                               1.01                          1.38                        117,328
   2012                                               1.00 (09/07/12)               1.01                        130,402

  BAND 100
   2016                                             $ 1.49                        $ 1.48                         48,515
   2015                                               1.54                          1.49                         58,996
   2014                                               1.39                          1.54                         40,556

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND - A CLASS
  BAND 125
   2016                                             $ 1.32                        $ 1.37                         13,426
   2015                                               1.34                          1.32                         33,215
   2014                                               1.23                          1.34                         12,811
   2013                                               0.96                          1.23                         12,819
   2012                                               1.00 (09/07/12)               0.96                         12,448

  BAND 100
   2016                                             $ 1.34                        $ 1.38                          3,423
   2015                                               1.35                          1.34                          2,012
   2014                                               1.23                          1.35                         48,045

TOUCHSTONE VALUE FUND - A CLASS
  BAND 125
   2016                                             $ 1.37                        $ 1.53                        563,383
   2015                                               1.42                          1.37                        758,382
   2014                                               1.30                          1.42                        820,842
   2013                                               1.00                          1.30                        356,371
   2012                                               1.00 (09/07/12)               1.00                        291,302

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2016                                             $ 1.39                        $ 1.55                               -
   2015                                               1.43                          1.39                           2,043
   2014                                               1.30                          1.43                          15,028

VANGUARD SHORT TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
   2016                                             $ 1.83                        $ 1.82                         721,172
   2015                                               1.83                          1.83                       1,371,210
   2014                                               1.84                          1.83                       1,206,193
   2013                                               1.87                          1.84                       1,455,147
   2012                                               1.86                          1.87                       1,861,464
   2011                                               1.84                          1.86                       1,646,475
   2010                                               1.80                          1.84                       1,118,269
   2009                                               1.77                          1.80                         978,912
   2008                                               1.68                          1.77                       1,108,142
   2007                                               1.58                          1.68                         734,085

  BAND 0
   2016                                             $ 2.37                        $ 2.39                               -
   2015                                               2.35                          2.37                               -
   2014                                               2.32                          2.35                               -
   2013                                               2.33                          2.32                               -
   2012                                               2.30                          2.33                               -
   2011                                               2.23                          2.30                               -
   2010                                               2.16                          2.23                               -
   2009                                               2.11                          2.16                               -
   2008                                               1.97                          2.11                           6,994

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
   2016                                             $ 1.95                        $ 2.21                      21,269,036
   2015                                               2.03                          1.95                      21,300,346
   2014                                               1.99                          2.03                      21,190,812
   2013                                               1.37                          1.99                      21,045,628
   2012                                               1.21                          1.37                      17,826,702
   2011                                               1.21                          1.21                      16,391,562
   2010                                               1.00 (05/27/10)               1.21                          15,516

  BAND 0
   2016                                             $ 2.09                        $ 2.40                         280,558
   2015                                               2.15                          2.09                          15,949
   2014                                               2.08                          2.15                             367

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - A CLASS
  BAND 125
   2016                                             $ 1.55                        $ 1.85                       2,099,007
   2015                                               1.56                          1.55                         299,995
   2014                                               1.41                          1.56                          18,251
   2013                                               1.06                          1.41                              55

  BAND 0
   2016                                             $ 1.62                        $ 1.96                           3,440
   2015                                               1.61                          1.62                           2,209
   2014                                               1.44                          1.61                           1,120

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - R CLASS
  BAND 125
   2016                                             $ 1.54                        $ 1.83                         635,151
   2015                                               1.55                          1.54                         409,165
   2014                                               1.41                          1.55                         619,969
   2013                                               1.06                          1.41                         477,314
   2012                                               1.00 (05/24/12)               1.06                         138,388

  BAND 0
   2016                                             $ 1.61                        $ 1.94                               -
   2015                                               1.60                          1.61                         104,928
   2014                                               1.44                          1.60                         119,034
   2013                                               1.07                          1.44                         103,596

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - A CLASS
  BAND 125
   2016                                             $ 1.47                        $ 1.89                       2,902,517
   2015                                               1.50                          1.47                         613,420
   2014                                               1.43                          1.50                         119,760
   2013                                               1.09                          1.43                         104,535

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - R CLASS
  BAND 125
   2016                                             $ 1.46                        $ 1.87                         652,235
   2015                                               1.49                          1.46                         222,297
   2014                                               1.42                          1.49                          81,482
   2013                                               1.09                          1.42                          74,754

WESTERN ASSET CORE PLUS BOND FUND - FI CLASS
  BAND 125
   2016                                             $ 1.03                        $ 1.06                         906,259
   2015                                               1.03                          1.03                         782,781
   2014                                               0.97                          1.03                         202,804

WESTERN ASSET CORE PLUS BOND FUND - R CLASS
  BAND 125
   2016                                             $ 1.02                        $ 1.05                         111,578
   2015                                               1.02                          1.02                         153,274
   2014                                               0.97                          1.02                             526
   2013                                               1.00                          0.97                             208

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.

AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.


VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each Fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors Fund Management LLC; American Century Investment Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; BlackRock Advisors LLC; BMO Investment Distributors, LLC; Calvert Investment Management, Inc.; Capital Research and Management Company; Capstone Asset Management Company; Columbia Management Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors LP; Dreyfus Corporation; Federated Equity Management Company of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCO, LLC; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisors, Inc.; Fred Alger Management, Inc.; Goldman Sachs Asset Management, L.P.; Granahan Investment Management, Inc., Vanguard Group, Inc.; Harris Associates L.P.; Hensseler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; Janus Capital Management LLC; Legg Mason Partners Fund Advisor, LLC; Lord, Abbott & Company LLC; Managers Investment Group LLC; Manning & Napier Advisors, Inc.; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Northern Trust Investments, Inc; Nuveen Fund Advisors, Inc.; Oak Ridge Investments, LLC; OFI Global Asset Management; Pacific Investment Management Company LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz Investment Advisors LLC; PIMCO; Pioneer

Investment Management Inc.; PNC Capital Advisors, LLC; Principal Management Corporation; Prudential Investments LLC; Putnam Investment Management, LLC; RidgeWorth Investments; Russell Investment Management Company; Schwartz Investment Counsel Inc.; SSgA Funds Management Co.; Strategic Advisers, Inc.;
T. Rowe Price Associates, Inc., Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; Touchstone Advisors Inc.; Vanguard Group, Inc.; and Victory Capital Management, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.



The investment advisers of the Funds are identified in the table below. All of the investment advisers are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisers or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.


The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.


Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts.


THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.




                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund              R                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Growth Fund                R                 U.S. Equity Fund                     AllianceBernstein LP

AB Discovery Value Fund                 R                 U.S. Equity Fund                     AllianceBernstein LP

AB High Income Fund                     Advisor           Taxable Bond Fund                    AllianceBernstein LP

AB High Income Fund                     R                 Taxable Bond Fund                    AllianceBernstein LP

AB International Growth Fund            R                 International Equity Fund            AllianceBernstein LP

AB International Value Fund             R                 International Equity Fund            AllianceBernstein LP

AB Small Cap Growth Fund                R                 U.S. Equity Fund                     AllianceBernstein LP

AB Value Fund                           R                 U.S. Equity Fund                     AllianceBernstein LP

Alger Balanced Portfolio                I-2               Allocation Fund                      Fred Alger Management, Inc.

Alger Capital Appreciation Fund         Z                 U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Capital Appreciation              I                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation              R                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation Portfolio    I-2               U.S. Equity Fund                     Fred Alger Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio        I-2               U.S. Equity Fund                     Fred Alger Management, Inc.

Alger Small Cap Growth                  I                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

Alger Small Cap Growth                  R                 U.S. Equity Fund                     Fred Alger Management, Inc.
Institutional Fund

AllianzGI Dynamic Multi-Asset           A*                Allocation Fund                      Allianz Global Investors Fund
Income Fund (Formerly AllianzGI                                                                Management LLC
Retirement Income Fund)

AllianzGI Dynamic Multi-Asset           Administrative    Allocation Fund                      Allianz Global Investors Fund
Income Fund (Formerly AllianzGI                                                                Management LLC
Retirement Income Fund)

AllianzGI NFJ Dividend Value Fund       Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Dividend Value Fund       R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Mid-Cap Value Fund        R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      Administrative    U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      R                 U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI NFJ Small-Cap Value Fund      R6                U.S. Equity Fund                     Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2025 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2030 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2040 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2045 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          A*                Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allocation Fund                      Allianz Global Investors Fund
                                                                                               Management LLC

American Century Disciplined            A*                U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Disciplined            Investor          U.S. Equity Fund                     American Century Investment
Growth Fund                                                                                    Management, Inc.

American Century Diversified Bond       A*                Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Diversified Bond       Investor          Taxable Bond Fund                    American Century Investment
Fund                                                                                           Management, Inc.

American Century Emerging               A*                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               Investor          International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Emerging               R6                International Equity Fund            American Century Investment
Markets Fund                                                                                   Management, Inc.

American Century Equity Growth          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Growth          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Equity Income          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Ginnie Mae             A*                Taxable Bond Fund                    American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Growth Fund            R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century Heritage Fund          Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Heritage Fund          R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Income &               Investor          U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Inflation-             A*                Taxable Bond Fund                    American Century Investment
Adjusted Bond                                                                                  Management, Inc.

American Century International          A*                Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          Investor          Taxable Bond Fund                    American Century Investment
Bond                                                                                           Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Core Equity Fund                                                                               Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Discovery                                                                                      Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Discovery                                                                                      Management, Inc.

American Century International          A*                International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century International          Investor          International Equity Fund            American Century Investment
Growth                                                                                         Management, Inc.

American Century Large Company          A*                U.S. Equity Fund                     American Century Investment
Value                                                                                          Management, Inc.

American Century Mid Cap Value          A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Mid Cap Value          R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century One Choice 2020        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2020        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2025        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2030        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2030        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2035        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2040        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2045        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2050        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2055        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        A*                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        Investor          Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice 2060        R6                Allocation Fund                      American Century Investment
Portfolio                                                                                      Management, Inc.

American Century One Choice In          A*                Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century One Choice In          Investor          Allocation Fund                      American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century One Choice In          R6                International Equity Fund            American Century Investment
Retirement Portfolio                                                                           Management, Inc.

American Century Real Estate Fund       A*                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Real Estate Fund       Investor          Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Real Estate Fund       R6                Sector Equity Fund                   American Century Investment
                                                                                               Management, Inc.

American Century Select                 A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Select                 Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Small Cap              A*                U.S. Equity Fund                     American Century Investment
Growth                                                                                         Management, Inc.

American Century Small Cap Value        A*                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        Investor          U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Cap Value        R6                U.S. Equity Fund                     American Century Investment
Fund                                                                                           Management, Inc.

American Century Small Company          A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Aggressive Fund                                                                    Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Conservative Fund                                                                  Management, Inc.

American Century Strategic              A*                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              Investor          Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Strategic              R6                Allocation Fund                      American Century Investment
Allocation: Moderate Fund                                                                      Management, Inc.

American Century Ultra Fund             A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund             Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Ultra Fund             R6                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  A*                U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century Value                  Investor          U.S. Equity Fund                     American Century Investment
                                                                                               Management, Inc.

American Century VP Capital             I                 U.S. Equity Fund                     American Century Investment
Appreciation Fund                                                                              Management, Inc.

American Funds 2010 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2010 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2015 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2020 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2025 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2030 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2035 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds 2035 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2040 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2045 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2050 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2055 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R3                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R4                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds 2060 Target Date         R6                Allocation Fund                      Capital Research and
Retirement Fund                                                                                Management Company

American Funds AMCAP Fund               R3                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R4                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds AMCAP Fund               R6                U.S. Equity Fund                     Capital Research and
                                                                                               Management Company

American Funds American                 R3                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R4                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company

American Funds American                 R6                Allocation Fund                      Capital Research and
Balanced Fund                                                                                  Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------
American Funds American High            R3                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds American High            R4                Taxable Bond Fund                    Capital Research and
Income Trust                                                                                   Management Company

American Funds Capital World            R3                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Capital World            R4                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds Capital World            R6                International Equity Fund            Capital Research and
Growth and Income Fund                                                                         Management Company

American Funds EuroPacific Growth       R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R5                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds EuroPacific Growth       R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds Fundamental              R3                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R4                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Fundamental              R6                U.S. Equity Fund                     Capital Research and
Investors                                                                                      Management Company

American Funds Intermediate Bond        R3                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds Intermediate Bond        R4                Taxable Bond Fund                    Capital Research and
Fund of America                                                                                Management Company

American Funds New Perspective          R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New Perspective          R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds New World Fund           R3                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R4                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds New World Fund           R6                International Equity Fund            Capital Research and
                                                                                               Management Company

American Funds SMALLCAP World           R3                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds SMALLCAP World           R4                International Equity Fund            Capital Research and
Fund                                                                                           Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
American Funds SMALLCAP World           R6                International Equity Fund            Capital Research and
Fund                                                                                           Management Company

American Funds The Growth Fund          R3                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds The Growth Fund          R4                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds The Growth Fund          R6                U.S. Equity Fund                     Capital Research and
of America                                                                                     Management Company

American Funds Washington               R3                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds Washington               R4                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

American Funds Washington               R6                U.S. Equity Fund                     Capital Research and
Mutual Investors Fund                                                                          Management Company

AMG Managers Cadence Capital            Investor          U.S. Equity Fund                     Managers Investment Group LLC
Appreciation Fund

AMG Managers Cadence Mid Cap            Investor          U.S. Equity Fund                     Managers Investment Group LLC
Fund

AMG Managers Cadence Mid Cap            Service           U.S. Equity Fund                     Managers Investment Group LLC
Fund

AQR Emerging Multi-Style Fund           N                 International Equity Fund            AQR Capital Management, LLC

AQR International Multi-Style Fund      N                 International Equity Fund            AQR Capital Management, LLC

AQR Large Cap Multi-Style Fund          N                 U.S. Equity Fund                     AQR Capital Management, LLC

AQR Small Cap Multi-Style Fund          N                 U.S. Equity Fund                     AQR Capital Management, LLC

Ariel Appreciation Fund                 Investor          U.S. Equity Fund                     Ariel Investments, LLC

Ariel Fund                              Investor          U.S. Equity Fund                     Ariel Investments, LLC

Ariel International Fund                Investor          International Equity Fund            Ariel Investments, LLC

Ave Maria Catholic Values Fund          No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria Growth Fund                   No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria Rising Dividend Fund          No Load           U.S. Equity Fund                     Schwartz Investment Counsel
                                                                                               Inc.

Ave Maria World Equity Fund             No Load           International Equity Fund            Schwartz Investment Counsel
                                                                                               Inc.

BlackRock Equity Dividend Fund          Institutional     U.S. Equity Fund                     BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     Allocation Fund                      BlackRock Advisors LLC

BlackRock Global Allocation Fund        R                 Allocation Fund                      BlackRock Advisors LLC

BlackRock Global Dividend Portfolio     K                 International Equity Fund            BlackRock Advisors LLC

BlackRock GNMA Portfolio                Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Health Sciences               Institutional     Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Health Sciences               R                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               K                 Sector Equity Fund                   BlackRock Advisors LLC
Opportunities Portfolio

BlackRock High Yield Bond Portfolio     R                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock High Yield Bond Portfolio     Service           Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock LifePath Index 2020 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2025 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2030 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2035 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2040 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2045 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2050 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2055 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index 2060 Fund      K                 Allocation Fund                      BlackRock Advisors LLC

BlackRock LifePath Index                K                 Allocation Fund                      BlackRock Advisors LLC
Retirement Fund

BlackRock Advisor Small Cap             Institutional     U.S. Equity Fund                     BlackRock Advisors LLC
Growth Equity Portfolio (Formerly
BlackRock Small Cap Growth Equity
Portfolio)(2)

BlackRock Total Return Fund             A*                Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             R                 Taxable Bond Fund                    BlackRock Advisors LLC

BlackRock Total Return Fund             K                 Taxable Bond Fund                    BlackRock Advisors LLC

BMO Aggressive Allocation Fund          R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Aggressive Allocation Fund          R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Aggressive Allocation Fund          Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Balanced Allocation Fund            Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Conservative Allocation Fund        Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC


(1) Please refer to the Fund prospectus for a description of the class designation.


(2) Names changed effective February 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
BMO Growth Allocation Fund              R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Growth Allocation Fund              R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Growth Allocation Fund              Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Growth Fund                 R3                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Growth Fund                 Y                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Value Fund                  R3                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Mid-Cap Value Fund                  Y                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            R3                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            R6                Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Moderate Allocation Fund            Y                 Allocation Fund                      BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Growth Fund               Y                 U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Value Fund                A*                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

BMO Small-Cap Value Fund                R3                U.S. Equity Fund                     BMO Investment Distributors,
                                                                                               LLC

Calvert Equity Portfolio                A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert Income Fund                     A*                Taxable Bond Fund                    Calvert Research and
                                                                                               Management

Calvert Small Cap Fund                  A*                U.S. Equity Fund                     Calvert Research and
                                                                                               Management

Calvert VP SRI Mid Cap Growth           No Load           U.S. Equity Fund                     Calvert Research and
Portfolio                                                                                      Management

ClearBridge Aggressive Growth           FI                U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Aggressive Growth           R                 U.S. Equity Fund                     Legg Mason Partners Fund
Fund                                                                                           Advisor, LLC

ClearBridge Appreciation Fund           FI                U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

ClearBridge Appreciation Fund           R                 U.S. Equity Fund                     Legg Mason Partners Fund
                                                                                               Advisor, LLC

Columbia Acorn International Fund       A*                International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund       R4                International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Z                 International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Acorn International Fund       Y                 International Equity Fund            Columbia Wanger Asset
                                                                                               Management, LLC

Columbia Contrarian Core Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Contrarian Core Fund           R4                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Dividend Income Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Dividend Income Fund           R4                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Emerging Markets Bond          A*                Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Emerging Markets Bond          Z                 Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Emerging Markets Bond          Y                 Taxable Bond Fund                    Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Mid Cap Index Fund             A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Mid Cap Value Fund             A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Mid Cap Value Fund             R4                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia Select Global Growth           A*                International Equity Fund            Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Global Growth           R4                International Equity Fund            Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Large-Cap Value         A*                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Large-Cap Value         R4                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Smaller-Cap Value       A*                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Smaller-Cap Value       R4                U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Select Smaller-Cap Value       Z                 U.S. Equity Fund                     Columbia Management
Fund                                                                                           Investment Advisers, LLC

Columbia Seligman                       A*                Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman                       R4                Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

Columbia Seligman                       Z                 Sector Equity Fund                   Columbia Management
Communications and Information                                                                 Investment Advisers, LLC
Fund

Columbia Small Cap Index Fund           A*                U.S. Equity Fund                     Columbia Management
                                                                                               Investment Advisers, LLC

Columbia U.S. Government                A*                Taxable Bond Fund                    Columbia Management
Mortgage Fund                                                                                  Investment Advisers, LLC

Columbia U.S. Government                R4                Taxable Bond Fund                    Columbia Management
Mortgage Fund                                                                                  Investment Advisers, LLC

CRM Mid Cap Value                       Investor          U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value                     Investor          U.S. Equity Fund                     Cramer Rosenthal McGlynn, LLC

Deutsche CROCI U.S. Fund(3)             A*                U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche CROCI U.S. Fund(3)             S                 U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Enhanced Commodity             A*                Commodities                          Deutsche Inv Mgmt Americas
Strategy Fund                                                                                  Inc.

Deutsche Enhanced Commodity             S                 Commodities                          Deutsche Inv Mgmt Americas
Strategy Fund                                                                                  Inc.

Deutsche Global Infrastructure          A*                International Equity Fund            Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Global Infrastructure          S                 International Equity Fund            Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche GNMA Fund(4)                   A*                Taxable Bond Fund                    Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche GNMA Fund(4)                   S                 Taxable Bond Fund                    Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Mid Cap Value Fund             A*                U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Mid Cap Value Fund             S                 U.S. Equity Fund                     Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Assets Fund               A*                Alternative                          Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Assets Fund               S                 Alternative                          Deutsche Inv Mgmt Americas
                                                                                               Inc.

Deutsche Real Estate Securities         A*                Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Real Estate Securities         S                 Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.

Deutsche Real Estate Securities         R6                Sector Equity Fund                   Deutsche Inv Mgmt Americas
Fund                                                                                           Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.


(3) Funds added effective November 17, 2016. Deutsche Large Cap Value Funds merged into the Deutsche CROCI U.S. Funds.


(4) Funds added effective March 24, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)           TYPE                                   INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Small Cap Value Fund           A*                  U.S. Equity Fund                       Deutsche Inv Mgmt Americas
                                                                                                   Inc.

Deutsche Small Cap Value Fund           S                   U.S. Equity Fund                       Deutsche Inv Mgmt Americas
                                                                                                   Inc.

Deutsche Strategic Government           A*                  Taxable Bond Fund                      Deutsche Inv Mgmt Americas
Securities(5)                                                                                      Inc.

Deutsche Strategic Government           S                   Taxable Bond Fund                      Deutsche Inv Mgmt Americas
Securities(5)                                                                                      Inc.

DFA Emerging Markets Portfolio          Institutional       International Equity Fund              Deutsche Inv Mgmt Americas
                                                                                                   Inc.

DFA Emerging Markets Value              R2                  International Equity Fund              Dimensional Fund Advisors LP

DFA Global Allocation 25/75             R2                  Allocation Fund                        Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 25/75             Institutional       Allocation Fund                        Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40             R2                  Allocation Fund                        Dimensional Fund Advisors LP
Portfolio

DFA Global Allocation 60/40 Port        Institutional       Allocation Fund                        Dimensional Fund Advisors LP
folio

DFA Global Equity Portfolio             R2                  International Equity Fund              Dimensional Fund Advisors LP

DFA Global Equity Portfolio             Institutional       International Equity Fund              Dimensional Fund Advisors LP

DFA International Core Equity           Institutional       International Equity Fund              Dimensional Fund Advisors LP
Portfolio

DFA International Small Company         Institutional       International Equity Fund              Dimensional Fund Advisors LP
Portfolio

DFA International Value                 R2                  International Equity Fund              Dimensional Fund Advisors LP

DFA Investment Grade Portfolio          Institutional       Taxable Bond Fund                      Dimensional Fund Advisors LP

DFA Real Estate Securities Portfolio    Institutional       Sector Equity Fund                     Dimensional Fund Advisors LP

DFA U.S. Large Cap Growth Portfolio     Institutional       U.S. Equity Fund                       Dimensional Fund Advisors LP

DFA U.S. Large Company Portfolio                            U.S. Equity Fund                       Dimensional Fund Advisors LP

DFA U.S. Small Cap Growth Portfolio     Institutional       U.S. Equity Fund                       Dimensional Fund Advisors LP

DFA U.S. Targeted Value Portfolio       Institutional       U.S. Equity Fund                       Dimensional Fund Advisors LP

DFA U.S . Targeted Value Portfolio      R2                  U.S. Equity Fund                       Dimensional Fund Advisors LP

DFA World Ex U.S. Government            Institutional       International Equity Fund              Dimensional Fund Advisors LP
Fixed Income Portfolio

Dreyfus Natural Resources Fund          I                   Sector Equity Fund                     The Dreyfus Corporation

Federated High Yield Trust              Institutional       Taxable Bond Fund                      Federated Investment
                                                                                                   Management Company

Federated High Yield Trust              Service             Taxable Bond Fund                      Federated Investment
                                                                                                   Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.


(5) Funds merge into Deutsche GNMA Funds effective May 17, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Federated International Leaders         A*                International Equity Fund            Federated Global Investment
Fund                                                                                           Management Corp.

Federated International Leaders         Institutional     International Equity Fund            Federated Global Investment
Fund                                                                                           Management Corp.

Federated Kaufmann Large Cap            A*                U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated Kaufmann Large Cap            Institutional     U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated Kaufmann Large Cap            R6                U.S. Equity Fund                     Federated Equity Mgmt Company
Fund                                                                                           Of Penn

Federated MDT All Cap Core Fund         A*                U.S. Equity Fund                     Federated MDTA LLC

Federated MDT All Cap Core Fund         Institutional     U.S. Equity Fund                     Federated MDTA LLC

Fidelity Advisor Diversified            M(6)              International Equity Fund            Fidelity Management & Research
International Fund                                                                             Company

Fidelity Advisor Diversified Stock      Institutional     U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Diversified Stock      M(6)              U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Dividend Growth        M(6)              U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Equity Growth Fund     M(6)              U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Equity Income Fund     M(6)              U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Freedom 2010 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2010 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.


(6) Fund class changed from T to M effective March 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2050 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060 Fund      M(6)              Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060 Fund      I                 Allocation Fund                      Strategic Advisers, Inc.

Fidelity Advisor Freedom Income         M(6)              Allocation Fund                      Strategic Advisers, Inc.
Fund

Fidelity Advisor Freedom Income         I                 Allocation Fund                      Strategic Advisers, Inc.
Fund

Fidelity Advisor Growth & Income        M(6)              U.S. Equity Fund                     Fidelity Management & Research
Fund                                                                                           Company

Fidelity Advisor Growth                 M(6)              U.S. Equity Fund                     Fidelity Management & Research
Opportunities Fund                                                                             Company

Fidelity Advisor International          M(6)              International Equity Fund            Fidelity Management & Research
Capital Appreciation Fund                                                                      Company

Fidelity Advisor Leveraged              A*                U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor Leveraged              M(6)              U.S. Equity Fund                     Fidelity Management & Research
Company Stock Fund                                                                             Company

Fidelity Advisor New Insights Fund      A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor New Insights Fund      M(6)              U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Overseas Fund          M(6)              International Equity Fund            Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Real Estate Fund       A*                Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       I                 Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       M(6)              Sector Equity Fund                   Fidelity SelectCo, LLC

Fidelity Advisor Small Cap Fund         A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Small Cap Fund         M(6)              U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Stock Selector All     M(6)              U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Stock Selector Mid     M(6)              U.S. Equity Fund                     Fidelity Management & Research
Cap Fund                                                                                       Company

Fidelity Advisor Strategic              I                 Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic              M(6)              Allocation Fund                      Fidelity Management & Research
Dividend & Income Fund                                                                         Company

Fidelity Advisor Strategic Income       A*                Taxable Bond Fund                    Fidelity Management & Research
Fund                                                                                           Company


(1) Please refer to the Fund prospectus for a description of the class designation.


(6) Fund class changed from T to M effective March 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Total Bond Fund        I                 Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Total Bond Fund        M(6)              Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             A*                U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity Advisor Value Fund             M(6)              U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP Asset Manager Portfolio    Initial           Allocation Fund                      Fidelity Management & Research
                                                                                               Company

Fidelity VIP Contrafund Portfolio       Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP Equity-Income Portfolio    Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP Growth Portfolio           Initial           U.S. Equity Fund                     Fidelity Management & Research
                                                                                               Company

Fidelity VIP High Income Portfolio      Initial           Taxable Bond Fund                    Fidelity Management & Research
                                                                                               Company

Fidelity VIP Overseas Portfolio         Initial           International Equity Fund            Fidelity Management & Research
                                                                                               Company

Franklin Growth Fund                    A*                U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Fund                    Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Fund                    R                 U.S. Equity Fund                     Franklin Advisers, Inc.

Franklin Growth Opportunities           Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.
Fund(7)

Franklin Growth Opportunities           R                 U.S. Equity Fund                     Franklin Advisers, Inc.
Fund(7)

Franklin Income Fund                    Advisor           Allocation Fund                      Franklin Advisers, Inc.

Franklin Income Fund                    R                 Allocation Fund                      Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 International Equity Fund            Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        Z                 International Equity Fund            Franklin Mutual Advisers, LLC
Fund

Franklin Small Cap Value Fund           A*                U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R                 U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           Advisor           U.S. Equity Fund                     Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           R                 U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Small-Mid Cap Growth           Advisor           U.S. Equity Fund                     Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Taxable Bond Fund                    Franklin Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.


(6) Fund class changed from T to M effective March 24, 2017.



(7) Funds added effective May 13, 2016. Franklin Flex Cap Growth Funds merged into the Franklin Growth Opportunities Fund.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Fund          R                 Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          R6                Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Strategic Income Fund          Advisor           Taxable Bond Fund                    Franklin Advisers, Inc.

Franklin Utilities Fund                 Advisor           Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R                 Sector Equity Fund                   Franklin Advisers, Inc.

Franklin Utilities Fund                 R6                Sector Equity Fund                   Franklin Advisers, Inc.

Goldman Sachs Financial Square          Admin             Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Financial Square          Resource          Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Financial Square          R6                Money Market                         Goldman Sachs Asset
Government Fund                                                                                Management, L.P.

Goldman Sachs Growth                    IR                U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    Service           U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth                    R6                U.S. Equity Fund                     Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs Growth Strategy           Service           Allocation Fund                      Goldman Sachs Asset
Portfolio                                                                                      Management, L.P.

Goldman Sachs International Equity      Institutional     International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      Service           International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs International Equity      R6                International Equity Fund            Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          R6                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          IR                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Growth          Service           U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           IR                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           Service           U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Large Cap Value           R6                U.S. Equity Fund                     Goldman Sachs Asset
Insights Fund                                                                                  Management, L.P.

Goldman Sachs Mid Cap Value             Institutional     U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.


(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value             Service           U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Mid Cap Value             R6                U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Satellite Strategies      IR                Allocation Fund                      Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Satellite Strategies      Service           Allocation Fund                      Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Small Cap Value           Institutional     U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Small Cap Value           Service           U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Small Cap Value           R6                U.S. Equity Fund                     Goldman Sachs Asset
Fund                                                                                           Management, L.P.

Goldman Sachs Technology                Institutional     Sector Equity Fund                   Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs Technology                Service           Sector Equity Fund                   Goldman Sachs Asset
Opportunities Fund                                                                             Management, L.P.

Goldman Sachs U.S. Equity Insights      IR                U.S. Equity Fund                     Goldman Sachs Asset
                                                                                               Management, L.P.

Goldman Sachs U.S. Equity Insights      Service           U.S. Equity Fund                     Goldman Sachs Asset
                                                                                               Management, L.P.

Henssler Equity Fund                    Institutional     U.S. Equity Fund                     Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          U.S. Equity Fund                     Henssler Asset Management, LLC

INTECH U.S. Managed Volatility          Service           U.S. Equity Fund                     Janus Capital Management LLC
Fund

Invesco American Franchise Fund         A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco American Value Fund             A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco American Value Fund             Y                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Comstock Fund                   A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Comstock Fund                   R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       R6                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Energy Fund                     A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Energy Fund                     Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Floating Rate Fund              A*                Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Floating Rate Fund              Y                 Taxable Bond Fund                    Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Sector Equity Fund                   Invesco Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Invesco Global Low Volatility Equity    A*                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco Global Low Volatility Equity    R5                International Equity Fund            Invesco Advisers, Inc.
Yield Fund

Invesco International Growth Fund       R                 International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R5                International Equity Fund            Invesco Advisers, Inc.

Invesco International Growth Fund       R6                International Equity Fund            Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R5                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R6                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Sector Equity Fund                   Invesco Advisers, Inc.

Invesco Value Opportunities Fund        A*                U.S. Equity Fund                     Invesco Advisers, Inc.

Invesco Value Opportunities Fund        R                 U.S. Equity Fund                     Invesco Advisers, Inc.

Ivy Asset Strategy Fund                 R                 Allocation Fund                      Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       R                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Allocation Fund                      Ivy Investment Management Co

Ivy Balanced Fund                       N(8)              Allocation Fund                      Ivy Investment Management Co

Ivy Energy Fund                         R                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Energy Fund                         Y                 Sector Equity Fund                   Ivy Investment Management Co

Ivy High Income Fund                    R                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy High Income Fund                    Y                 Taxable Bond Fund                    Ivy Investment Management Co

Ivy Science and Technology Fund         R                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Science and Technology Fund         Y                 Sector Equity Fund                   Ivy Investment Management Co

Ivy Small Cap Value Fund                R                 U.S. Equity Fund                     Ivy Investment Management Co

Ivy Small Cap Value Fund                N(8)              U.S. Equity Fund                     Ivy Investment Management Co

Ivy Small Cap Value Fund                Y                 U.S. Equity Fund                     Ivy Investment Management Co

Janus Aspen Balanced Portfolio          Service           Allocation Fund                      Janus Capital Management LLC

Janus Aspen Flexible Bond Portfolio     Institutional     Taxable Bond Fund                    Janus Capital Management LLC

Janus Aspen Global Research             Institutional     International Equity Fund            Janus Capital Management LLC
Portfolio

Janus Aspen Perkins Mid Cap Value       Service           U.S. Equity Fund                     Janus Capital Management LLC
Portfolio


(1) Please refer to the Fund prospectus for a description of the class designation.


(8) Fund class changed from R6 to N effective March 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                     R                 Allocation Fund                      Janus Capital Management LLC

Janus Balanced Fund                     N                 Allocation Fund                      Janus Capital Management LLC

Janus Enterprise Fund                   N                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Enterprise Fund                   A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Enterprise Fund                   S                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Flexible Bond Fund                N                 Taxable Bond Fund                    Janus Capital Management LLC

Janus Forty Fund                        A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Forty Fund                        R                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Global Life Sciences Fund         S                 Sector Equity Fund                   Janus Capital Management LLC

Janus Global Life Sciences Fund         T                 Sector Equity Fund                   Janus Capital Management LLC

Janus Growth and Income Fund            R                 U.S. Equity Fund                     Janus Capital Management LLC

Janus Research Fund                     A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Research Fund                     Service           U.S. Equity Fund                     Janus Capital Management LLC

Janus Triton Fund                       A*                U.S. Equity Fund                     Janus Capital Management LLC

Janus Triton Fund                       Service           U.S. Equity Fund                     Janus Capital Management LLC

Janus Triton Fund                       N                 U.S. Equity Fund                     Janus Capital Management LLC

Legg Mason BW Global                    FI                Taxable Bond Fund                    Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Legg Mason BW Global                    R                 Taxable Bond Fund                    Legg Mason Partners Fund
Opportunities Bond Fund                                                                        Advisor, LLC

Lord Abbett Bond-Debenture Fund         A*                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Bond-Debenture Fund         R3                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Bond-Debenture Fund         R5                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Calibrated Dividend         A*                U.S. Equity Fund                     Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         R3                U.S. Equity Fund                     Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         R5                U.S. Equity Fund                     Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Developing Growth           A*                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           P                 U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           R3                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           R5                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           R6                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity          R5                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Fundamental Equity          A*                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Fundamental Equity          R3                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Leaders Fund         R5                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund         I                 U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund         R3                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Growth Opportunities        A*                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        P                 U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R3                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R5                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett High Yield Fund             A*                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett High Yield Fund             R3                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett High Yield Fund             R5                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett High Yield Fund             R6                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          P                 U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          R3                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          R5                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        Institutional     U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        P                 U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        R3                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        R5                U.S. Equity Fund                     Lord, Abbett & Co LLC

Lord Abbett Total Return Fund           R5                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Total Return Fund           I                 Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Total Return Fund           R3                Taxable Bond Fund                    Lord, Abbett & Co LLC

Lord Abbett Value Opportunities         A*                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         P                 U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         R3                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         R5                U.S. Equity Fund                     Lord, Abbett & Co LLC
Fund

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Conservative Term Series


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------
Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Maximum Term Series

Manning & Napier Pro-Blend              S                 Allocation Fund                      Manning & Napier Advisors, LLC
Moderate Term Series

MFS Aggressive Growth Allocation        R2                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS Aggressive Growth Allocation        R3                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS Conservative Allocation Fund        R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Conservative Allocation Fund        R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R2                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R3                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Emerging Markets Debt Fund          R6                Taxable Bond Fund                    Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Allocation Fund              R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Growth Fund                         R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS International New Discovery         A*                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R2                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International New Discovery         R6                International Equity Fund            Massachusettes Financial
Fund                                                                                           Services Co

MFS International Value Fund            R2                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS International Value Fund            R3                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS International Value Fund            R6                International Equity Fund            Massachusettes Financial
                                                                                               Services Co

MFS Massachusetts Investors             R2                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co

MFS Massachusetts Investors             R3                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co

MFS Massachusetts Investors             R6                U.S. Equity Fund                     Massachusettes Financial
Growth Stock Fund                                                                              Services Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Fund                 A*                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R2                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R3                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Mid Cap Value Fund                  R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Moderate Allocation Fund            R2                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS Moderate Allocation Fund            R3                Allocation Fund                      Massachusettes Financial
                                                                                               Services Co

MFS New Discovery Fund                  R2                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS New Discovery Fund                  R3                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R6                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R2                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Technology Fund                     R3                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R2                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Utilities Fund                      R3                Sector Equity Fund                   Massachusettes Financial
                                                                                               Services Co

MFS Value Fund                          A*                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

MFS Value Fund                          R6                U.S. Equity Fund                     Massachusettes Financial
                                                                                               Services Co

Neuberger Berman Emerging               A*                International Equity Fund            Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Emerging               R3                International Equity Fund            Neuberger Berman Management
Markets Equity Fund                                                                            LLC

Neuberger Berman Focus Fund             Advisor           U.S. Equity Fund                     Neuberger Berman Management
                                                                                               LLC

Neuberger Berman Large Cap Value        Advisor           U.S. Equity Fund                     Neuberger Berman Management
Fund                                                                                           LLC

Neuberger Berman Small Cap              A*                U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              Advisor           U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC

Neuberger Berman Small Cap              R3                U.S. Equity Fund                     Neuberger Berman Management
Growth Fund                                                                                    LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Socially               A*                U.S. Equity Fund                     Neuberger Berman Management
Responsive Fund                                                                                LLC

Neuberger Berman Socially               R3                U.S. Equity Fund                     Neuberger Berman Management
Responsive Fund                                                                                LLC

Northern Small Cap Value Fund           R                 U.S. Equity Fund                     Northern Trust Investments Inc.

Nuveen Dividend Value Fund              A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Dividend Value Fund              R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R6                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        A*                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen International Growth Fund        R3                International Equity Fund            Nuveen Fund Advisors, LLC

Nuveen Mid Cap Growth                   A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Growth                   R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC
Opportunities Fund

Nuveen Mid Cap Value Fund               A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Mid Cap Value Fund               R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      A*                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Real Estate Securities Fund      R3                Sector Equity Fund                   Nuveen Fund Advisors, LLC

Nuveen Small Cap Select Fund            A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Select Fund            R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             A*                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Small Cap Value Fund             R3                U.S. Equity Fund                     Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       A*                Allocation Fund                      Nuveen Fund Advisors, LLC

Nuveen Strategy Growth Allocation       R3                Allocation Fund                      Nuveen Fund Advisors, LLC

Oak Ridge Large Cap Growth Fund         A*                U.S. Equity Fund                     Oak Ridge Investments, LLC

Oak Ridge Large Cap Growth Fund         Y                 U.S. Equity Fund                     Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         A*                U.S. Equity Fund                     Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         Y                 U.S. Equity Fund                     Oak Ridge Investments, LLC

Oakmark Equity and Income Fund          I                 Allocation Fund                      Harris Associates L.P.

Oppenheimer Active Allocation           A*                Allocation Fund                      OFI Global Asset Management
Fund

Oppenheimer Active Allocation           Y                 Allocation Fund                      OFI Global Asset Management
Fund

Oppenheimer Core Bond Fund              A*                Taxable Bond Fund                    OFI Global Asset Management

Oppenheimer Core Bond Fund              Y                 Taxable Bond Fund                    OFI Global Asset Management

Oppenheimer Developing Markets          Y                 International Equity Fund            OFI Global Asset Management
Fund

Oppenheimer Developing Markets          A*                International Equity Fund            OFI Global Asset Management
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Developing Markets          I                 International Equity Fund            OFI Global Asset Management
Fund

Oppenheimer Global Fund                 Y                 International Equity Fund            OFI Global Asset Management

Oppenheimer Global Fund                 A*                International Equity Fund            OFI Global Asset Management

Oppenheimer Global Opportunities        Y                 International Equity Fund            OFI Global Asset Management

Oppenheimer Global Opportunities        A*                International Equity Fund            OFI Global Asset Management

Oppenheimer Global Strategic            Y                 Taxable Bond Fund                    OFI Global Asset Management
Income

Oppenheimer Global Strategic            A*                Taxable Bond Fund                    OFI Global Asset Management
Income

Oppenheimer Gold & Special              Y                 Sector Equity Fund                   OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              A*                Sector Equity Fund                   OFI Global Asset Management
Minerals Fund

Oppenheimer International Bond          Y                 Taxable Bond Fund                    OFI Global Asset Management
Fund

Oppenheimer International Bond          A*                Taxable Bond Fund                    OFI Global Asset Management
Fund

Oppenheimer International Growth        Y                 International Equity Fund            OFI Global Asset Management
Fund

Oppenheimer International Growth        A*                International Equity Fund            OFI Global Asset Management
Fund

Oppenheimer International Growth        I                 International Equity Fund            OFI Global Asset Management
Fund

Oppenheimer International Small-        A*                International Equity Fund            OFI Global Asset Management
Mid Company Fund

Oppenheimer International Small-        Y                 International Equity Fund            OFI Global Asset Management
Mid Company Fund

Oppenheimer International Small-        I                 International Equity Fund            OFI Global Asset Management
Mid Company Fund

Oppenheimer Main Street Mid Cap         A*                U.S. Equity Fund                     OFI Global Asset Management
Fund

Oppenheimer Main Street Mid Cap         Y                 U.S. Equity Fund                     OFI Global Asset Management
Fund

Oppenheimer Main Street Select          Y                 U.S. Equity Fund                     OFI Global Asset Management
Fund

Oppenheimer Main Street Select          A*                U.S. Equity Fund                     OFI Global Asset Management
Fund

Oppenheimer Mid Cap Value Fund          A*                U.S. Equity Fund                     OFI Global Asset Management

Oppenheimer Mid Cap Value Fund          Y                 U.S. Equity Fund                     OFI Global Asset Management

Oppenheimer Senior Floating Rate        A*                Taxable Bond Fund                    OFI Global Asset Management
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Senior Floating Rate        Y                 Taxable Bond Fund                    OFI Global Asset Management
Fund

Oppenheimer Value Fund                  Y                 U.S. Equity Fund                     OFI Global Asset Management

Oppenheimer Value Fund                  A*                U.S. Equity Fund                     OFI Global Asset Management

Parnassus Core Equity Fund              Investor          U.S. Equity Fund                     Parnassus Investments

Parnassus Fund                          No Load           U.S. Equity Fund                     Parnassus Investments

Parnassus Mid Cap Fund                  No Load           U.S. Equity Fund                     Parnassus Investments

Pax Balanced Fund(9) (Formerly Pax      Individual        Allocation Fund                      Pax World Management LLC
World Balanced Fund)                    Investor

Pax Global Environmental Markets        Individual        International Equity Fund            Pax World Management LLC
Fund(9) (Formerly Pax World Global      Investor
Environmental Markets Fund)

Payden Emerging Markets Bond            Investor          Taxable Bond Fund                    Payden & Rygel

Payden/Kravitz Cash Balance Plan        Advisor           Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Payden/Kravitz Cash Balance Plan        Retirement        Taxable Bond Fund                    Payden/Kravitz Investment
Fund                                                                                           Advisers LLC

Perkins Mid Cap Value Fund              A*                U.S. Equity Fund                     Janus Capital Management LLC

Perkins Mid Cap Value Fund              R                 U.S. Equity Fund                     Janus Capital Management LLC

Perkins Small Cap Value Fund            Service           U.S. Equity Fund                     Janus Capital Management LLC

Perkins Small Cap Value Fund            N                 U.S. Equity Fund                     Janus Capital Management LLC

Pimco All Asset Fund                    Admin             Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

Pimco All Asset Fund                    R                 Allocation Fund                      Pacific Investment Management
                                                                                               Co LLC

Pimco CommoditiesPLUS Strategy          Admin             Commodities                          Pacific Investment Management
                                                                                               Co LLC

Pimco Commodity Real Return             Admin             Commodities                          Pacific Investment Management
Strategy                                                                                       Co LLC

Pimco Commodity Real Return             R                 Commodities                          Pacific Investment Management
Strategy                                                                                       Co LLC

Pimco High Yield Fund                   Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco High Yield Fund                   R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco High Yield Fund                   Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Income Fund                       Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Income Fund                       R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Income Fund                       Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC


(1) Please refer to the Fund prospectus for a description of the class designation.


(9) R share class merged into Individual Investor share class effective April 27, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pimco Investment Grade Corporate        Admin             Taxable Bond Fund                    Pacific Investment Management
Bond Fund                                                                                      Co LLC

Pimco Long Duration Total Return        D                 Sector Equity Fund                   Pacific Investment Management
Fund                                                                                           Co LLC

Pimco Long-Term U.S. Government         D                 Sector Equity Fund                   Pacific Investment Management
Fund                                                                                           Co LLC

Pimco Moderate Duration Fund            Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Real Return Fund                  Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Real Return Fund                  R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Real Return Fund                  Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Total Return Fund                 Admin             Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Total Return Fund                 R                 Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pimco Total Return Fund                 Institutional     Taxable Bond Fund                    Pacific Investment Management
                                                                                               Co LLC

Pioneer Bond Fund                       Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Bond Fund                       A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Bond Fund                       K                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Dynamic Credit Fund             A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Dynamic Credit Fund             Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Emerging Markets Fund           A*                International Equity Fund            Pioneer Investment Management
                                                                                               Inc.

Pioneer Emerging Markets Fund           Y                 International Equity Fund            Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              Y                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Equity Income Fund              K                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund                            A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fund VCT Portfolio              I                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Fundamental Growth Fund         A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fundamental Growth Fund         Y                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Fundamental Growth Fund         K                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer High Yield Fund                 A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              Y                 U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Mid Cap Value Fund              A*                U.S. Equity Fund                     Pioneer Investment Management
                                                                                               Inc.

Pioneer Select Mid Cap Growth           A*                U.S. Equity Fund                     Pioneer Investment Management
Fund                                                                                           Inc.

Pioneer Select Mid Cap Growth           K                 U.S. Equity Fund                     Pioneer Investment Management
Fund                                                                                           Inc.

Pioneer Select Mid Cap Growth VCT       I                 U.S. Equity Fund                     Pioneer Investment Management
Portfolio                                                                                      Inc.

Pioneer Strategic Income Fund           A*                Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Strategic Income Fund           Y                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

Pioneer Strategic Income Fund           K                 Taxable Bond Fund                    Pioneer Investment Management
                                                                                               Inc.

PNC International Equity Fund           A*                International Equity Fund            PNC Capital Advisors, LLC

PNC International Equity Fund           I                 International Equity Fund            PNC Capital Advisors, LLC

PNC Multi-Factor Small Cap Core         A*                U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

PNC Multi-Factor Small Cap Core         I                 U.S. Equity Fund                     PNC Capital Advisors, LLC
Fund

Principal Bond Market Index Fund(4)     R3                Taxable Bond Fund                    Principal Management
                                                                                               Corporation

Principal International Equity Index    R3                International Equity Fund            Principal Management
Fund(4)                                                                                        Corporation

Principal MidCap S&P 400 Index          R3                U.S. Equity Fund                     Principal Management
Fund(4)                                                                                        Corporation

Principal SmallCap S&P 600 Index        R3                U.S. Equity Fund                     Principal Management
Fund(4)                                                                                        Corporation

Prudential Financial Services Fund      A*                Sector Equity Fund                   Prudential Investments LLC

Prudential Financial Services Fund      Z                 Sector Equity Fund                   Prudential Investments LLC

Prudential Global Real Estate Fund      A*                Sector Equity Fund                   Prudential Investments LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

(4) Funds added effective March 24, 2017.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------
Prudential Global Real Estate Fund      Z                 Sector Equity Fund                   Prudential Investments LLC

Prudential Global Real Estate Fund      Q                 Sector Equity Fund                   Prudential Investments LLC

Prudential High Yield Fund              A*                Taxable Bond Fund                    Prudential Investments LLC

Prudential High Yield Fund              Z                 Taxable Bond Fund                    Prudential Investments LLC

Prudential High Yield Fund              Q                 Taxable Bond Fund                    Prudential Investments LLC

Prudential Jennison 20/20 Focus         A*                U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison 20/20 Focus         Z                 U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison Health Sciences     A*                Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Health Sciences     Z                 Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Health Sciences     Q                 Sector Equity Fund                   Prudential Investments LLC
Fund

Prudential Jennison Mid Cap             A*                U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Mid Cap             Z                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Mid Cap             Q                 U.S. Equity Fund                     Prudential Investments LLC
Growth Fund

Prudential Jennison Natural             A*                Sector Equity Fund                   Prudential Investments LLC
Resources Fund

Prudential Jennison Natural             Z                 Sector Equity Fund                   Prudential Investments LLC
Resources Fund

Prudential Jennison Natural             Q                 Sector Equity Fund                   Prudential Investments LLC
Resources Fund

Prudential Jennison Select Growth       A*                U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison Select Growth       Z                 U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison Small Company       A*                U.S. Equity Fund                     Prudential Investments LLC

Prudential Jennison Small Company       Z                 U.S. Equity Fund                     Prudential Investments LLC

Prudential QMA Mid Cap Value            A*                U.S. Equity Fund                     Prudential Investments LLC

Prudential QMA Mid Cap Value            Z                 U.S. Equity Fund                     Prudential Investments LLC

Prudential Total Return Bond            A*                Taxable Bond Fund                    Prudential Investments LLC

Prudential Total Return Bond            Z                 Taxable Bond Fund                    Prudential Investments LLC

Prudential Total Return Bond            Q                 Taxable Bond Fund                    Prudential Investments LLC

Putnam Diversified Income Trust         A*                Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Diversified Income Trust         Y                 Taxable Bond Fund                    Putnam Investment
                                                                                               Management, LLC

Putnam Equity Income Fund(4)            A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.


(4) Funds added effective March 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Putnam Equity Income Fund(4)            Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Fund for Growth & Income         A*                U.S. Equity Fund                     Putnam Investment
Fund(10)                                                                                       Management, LLC

Putnam Fund for Growth & Income         Y                 U.S. Equity Fund                     Putnam Investment
Fund(10)                                                                                       Management, LLC

Putnam Growth Opportunities Fund        A*                U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

Putnam Growth Opportunities Fund        Y                 U.S. Equity Fund                     Putnam Investment
                                                                                               Management, LLC

RidgeWorth Ceredex Large Cap            IS                U.S. Equity Fund                     RidgeWorth Investments
Value Equity Fund

RidgeWorth Ceredex Large Cap            A*                U.S. Equity Fund                     RidgeWorth Investments
Value Equity Fund (Formerly
RidgeWorth Large Cap Value Equity
Fund)

RidgeWorth Ceredex Large Cap            Institutional     U.S. Equity Fund                     RidgeWorth Investments
Value Equity Fund (Formerly
RidgeWorth Large Cap Value Equity
Fund)

RidgeWorth Ceredex Mid-Cap Value        A*                U.S. Equity Fund                     RidgeWorth Investments
Equity Fund (Formerly RidgeWorth
Mid-Cap Value Equity Fund)

RidgeWorth Ceredex Mid-Cap Value        Institutional     U.S. Equity Fund                     RidgeWorth Investments
Equity Fund (Formerly RidgeWorth
Mid-Cap Value Equity Fund)

RidgeWorth Ceredex Mid-Cap Value        IS                U.S. Equity Fund                     RidgeWorth Investments
Equity Fund

RidgeWorth Ceredex Small Cap            A*                U.S. Equity Fund                     RidgeWorth Investments
Value Equity Fund (Formerly
RidgeWorth Small Cap Value Equity
Fund)

RidgeWorth Ceredex Small Cap            Institutional     U.S. Equity Fund                     RidgeWorth Investments
Value Equity Fund (Formerly
RidgeWorth Small Cap Value Equity
Fund)

RidgeWorth Seix High Income Fund        A*                Taxable Bond Fund                    RidgeWorth Investments

RidgeWorth Seix High Income Fund        R                 Taxable Bond Fund                    RidgeWorth Investments

RidgeWorth Seix Total Return Bond       A*                Taxable Bond Fund                    RidgeWorth Investments
Fund

RidgeWorth Seix Total Return Bond       R                 Taxable Bond Fund                    RidgeWorth Investments
Fund

Russell Commodity Strategies            S                 Commodities                          Russell Investment Management
                                                                                               Co


(1) Please refer to the Fund prospectus for a description of the class designation.


(4) Funds added effective March 24, 2017.


(10) Funds merge into Putnam Equity Income Fund effective May 10, 2017.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Russell Emerging Markets                S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Equity Fund              S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Infrastructure Fund      S                 International Equity Fund            Russell Investment Management
                                                                                               Co

Russell Global Opportunistic Credit     S                 Taxable Bond Fund                    Russell Investment Management
                                                                                               Co

Russell Global Real Estate Securities   S                 Sector Equity Fund                   Russell Investment Management
Fund                                                                                           Co

Russell Global Real Estate Securities   R6                Sector Equity Fund                   Russell Investment Management
Fund                                                                                           Co

Russell International Developed         S                 International Equity Fund            Russell Investment Management
Markets                                                                                        Co

Russell Investment Grade Bond           S                 Taxable Bond Fund                    Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2020 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2020 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2025 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2025 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2030 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2030 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2035 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2035 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2040 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2040 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2045 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2045 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2050 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2050 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints 2055 Strategy        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints 2055 Strategy        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Balanced Strategy    R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Balanced Strategy    R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Conservative         R1                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co

Russell LifePoints Conservative         R5                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co

Russell LifePoints Equity Growth        R1                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co

Russell LifePoints Equity Growth        R5                Allocation Fund                      Russell Investment Management
Strategy Fund                                                                                  Co

Russell LifePoints Growth Strategy      R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Growth Strategy      R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints In Retirement        R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints In Retirement        R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Moderate Strategy    R1                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell LifePoints Moderate Strategy    R5                Allocation Fund                      Russell Investment Management
Fund                                                                                           Co

Russell Short Duration Bond Fund        S                 Taxable Bond Fund                    Russell Investment Management
                                                                                               Co

Russell Strategic Bond Fund             S                 Taxable Bond Fund                    Russell Investment Management
                                                                                               Co

Russell U.S. Core Equity Fund           S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               Co

Russell U.S. Defensive Equity Fund      S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               Co

Russell U.S. Dynamic Equity Fund        S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               Co

Russell U.S. Small Cap Equity Fund      S                 U.S. Equity Fund                     Russell Investment Management
                                                                                               Co

State Street Equity 500 Index           Admin             U.S. Equity Fund                     SSgA Funds Management Co

State Street Equity 500 Index           R                 U.S. Equity Fund                     SSgA Funds Management Co

Steward Global Equity Income Fund       Individual        International Equity Fund            Capstone Asset Management
                                                                                               Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
Steward Large Cap Enhanced Index        Individual        U.S. Equity Fund                     Capstone Asset Management
Fund                                                                                           Company

Steward Small-Mid Cap Enhanced          Individual        U.S. Equity Fund                     Capstone Asset Management
Index Fund                                                                                     Company

T. Rowe Price Blue Chip Growth          R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Blue Chip Growth          I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Equity Income Fund        R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income Fund        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income             No Load           U.S. Equity Fund                     T. Rowe Price Associates, Inc.
Portfolio

T. Rowe Price European Stock Fund       No Load           International Equity Fund            T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         Advisor           U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price International Value       Advisor           International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund (Formerly T. Rowe Price
International Growth & Income)(2)

T. Rowe Price International Value       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund (Formerly T. Rowe Price
International Growth & Income)(2)

T. Rowe Price International Value       I                 International Equity Fund            T. Rowe Price Associates, Inc.
Equity Fund (Formerly T. Rowe Price
International Growth & Income)(2)

T. Rowe Price International Stock       R                 International Equity Fund            T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Mid-Cap Growth Fund       R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Growth Fund       I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        Advisor           U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        R                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        I                 U.S. Equity Fund                     T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.


(2) Names changed effective February 24, 2017.



*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2025 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2060 Fund      R                 Allocation Fund                      T. Rowe Price Associates, Inc.

T. Rowe Price Retirement Balanced       Advisor           Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       R                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced I     I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2015         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2020         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2025         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2030         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2035         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2040         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2045         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2050         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2055         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement I 2060         I                 Allocation Fund                      T. Rowe Price Associates, Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.


*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price U.S. Treasury Long-                         Sector Equity Fund                   T. Rowe Price Associates, Inc.
Term Fund

Templeton Foreign Fund                  A*                International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  R                 International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Foreign Fund                  Advisor           International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Global Bond Fund              A*                Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              R                 Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              R6                Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Global Bond Fund              Advisor           Taxable Bond Fund                    Franklin Advisers, Inc.

Templeton Growth Fund                   A*                International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   R                 International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton Growth Fund                   Advisor           International Equity Fund            Templeton Global Advisors
                                                                                               Limited

Templeton International Bond Fund       A*                Taxable Bond Fund                    Franklin Advisers, Inc.

Thornburg Core Growth Fund              R3                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

Thornburg Core Growth Fund              R5                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R3                International Equity Fund            Thornburg Investment
                                                                                               Management, Inc.

Thornburg International Value Fund      R5                International Equity Fund            Thornburg Investment
                                                                                               Management, Inc.

Thornburg Investment Income             R3                Allocation Fund                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Investment Income             R5                Allocation Fund                      Thornburg Investment
Builder Fund                                                                                   Management, Inc.

Thornburg Limited Term Income           R3                Taxable Bond Fund                    Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term Income           R5                Taxable Bond Fund                    Thornburg Investment
Fund                                                                                           Management, Inc.

Thornburg Limited Term U.S.             R3                Taxable Bond Fund                    Thornburg Investment
Government Fund                                                                                Management, Inc.

Thornburg Value Fund                    R3                U.S. Equity Fund                     Thornburg Investment
                                                                                               Management, Inc.

TIAA-CREF Bond Index Fund               Retirement        Taxable Bond Fund                    Teachers Advisors, Inc.

TIAA-CREF Bond Index Fund               Institutional     Taxable Bond Fund                    Teachers Advisors, Inc.

TIAA-CREF Bond Plus Fund                Retirement        Taxable Bond Fund                    Teachers Advisors, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------------------------
TIAA-CREF Emerging Markets              Retirement        International Equity Fund            Teachers Advisors, Inc.
Equity Index Fund

TIAA-CREF Growth & Income Fund          Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF Growth & Income Fund          Institutional     U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF International Equity          Retirement        International Equity Fund            Teachers Advisors, Inc.
Index Fund

TIAA-CREF International Equity          Institutional     International Equity Fund            Teachers Advisors, Inc.
Index Fund

TIAA-CREF Large-Cap Growth Fund         Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF Large-Cap Growth              Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.
Index Fund

TIAA-CREF Large-Cap Growth              Institutional     U.S. Equity Fund                     Teachers Advisors, Inc.
Index Fund

TIAA-CREF Large-Cap Value Fund          Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Index         Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Large-Cap Value Index         Institutional     U.S. Equity Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2010          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2010          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2040          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2045          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2060          Institutional     Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2060          Retirement        Allocation Fund                      Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index               Retirement        Allocation Fund                      Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Lifecycle Index               Institutional     Allocation Fund                      Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Mid-Cap Growth Fund           Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

TIAA-CREF Social Choice Bond            R                 U.S. Equity Fund                     Teachers Advisors, Inc.
Fund

TIAA-CREF Social Choice Equity          Retirement        U.S. Equity Fund                     Teachers Advisors, Inc.

Timothy Plan Conservative Growth        A*                Allocation Fund                      Timothy Partners, Ltd.
Fund

Timothy Plan Strategic Growth Fund      A*                Allocation Fund                      Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Taxable Bond Fund                    Touchstone Advisors Inc.

Touchstone Focused Fund                 A*                U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Focused Fund                 Y                 U.S. Equity Fund                     Touchstone Advisors Inc.

Touchstone Growth Opportunities         A*                U.S. Equity Fund                     Touchstone Advisors Inc.
Fund

Touchstone Sustainability and           A*                International Equity Fund            Touchstone Advisors Inc.
Impact Equity Fund

Touchstone Value Fund                   A*                U.S. Equity Fund                     Touchstone Advisors Inc.

Vanguard 500 Index Fund                 Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Balanced Index Fund            Admiral           Allocation Fund                      Vanguard Group, Inc.

Vanguard Developed Markets Index        Admiral           International Equity Fund            Vanguard Group, Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Emerging Markets Stock         Admiral           International Equity Fund            Vanguard Group, Inc.
Index Fund

Vanguard Energy Fund                    Admiral           Sector Equity Fund                   Vanguard Group, Inc.; Wellington
                                                                                               Management Company LLP

Vanguard Equity-Income Fund             Admiral           U.S. Equity Fund                     Vanguard Group, Inc.; Wellington
                                                                                               Management Company LLP

Vanguard Explorer Fund                  Admiral           U.S. Equity Fund                     Arrowpoint Asset Management,
                                                                                               LLC; Vanguard Group Inc.;
                                                                                               Wellington Management
                                                                                               Company LLP; Stephens Inv
                                                                                               Mgmt Group LLC; ClearBridge
                                                                                               Investments, LLC

Vanguard Extended Market Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Growth Index Fund              Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Health Care Fund               Admiral           Sector Equity Fund                   Wellington Management
                                                                                               Company LLP

Vanguard High-Yield Corporate           Admiral           Taxable Bond Fund                    Wellington Management
Fund                                                                                           Company LLP

Vanguard Intermediate-Term Bond         Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Investment-Grade Fund

Vanguard Intermediate-Term              Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Treasury Fund

Vanguard LifeStrategy Conservative      Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard LifeStrategy Growth Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Income Fund       Investor          Allocation Fund                      Vanguard Group, Inc.

Vanguard LifeStrategy Moderate          Investor          Allocation Fund                      Vanguard Group, Inc.
Growth Fund

Vanguard Materials Index Fund           Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Mid-Cap Growth Fund            Investor          U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Mid-Cap Index Fund             Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard REIT Index Fund                Admiral           Sector Equity Fund                   Vanguard Group, Inc.

Vanguard Selected Value Fund            Investor          U.S. Equity Fund                     Barrow Hanley Mewhinney &
                                                                                               Strauss LLC; Donald Smith & Co
                                                                                               Inc.; Pzena Investment
                                                                                               Management LLC (US)

Vanguard Short Term Federal Fund        Investor          Taxable Bond Fund                    Vanguard Group, Inc.

Vanguard Small-Cap Value Index          Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Small-Cap Growth Index         Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund           Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard Target Retirement 2010         Investor          U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2015         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2020         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2025         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2030         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2035         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2040         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2045         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2050         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2055         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement 2060         Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Target Retirement Income       Investor          Allocation Fund                      Vanguard Group, Inc.
Fund

Vanguard Total Bond Market Index        Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Fund

Vanguard Total International Bond       Admiral           Taxable Bond Fund                    Vanguard Group, Inc.
Index Fund

Vanguard Total International Stock      Admiral           International Equity Fund            Vanguard Group, Inc.
Index Fund

Vanguard Total Stock Market Index       Admiral           U.S. Equity Fund                     Vanguard Group, Inc.
Fund

Vanguard U.S Growth Fund                Admiral           U.S. Equity Fund                     Baillie Gifford Overseas Ltd ;
                                                                                               Jackson Square Partners, LLC;
                                                                                               Jennison Associates LLC;
                                                                                               Wellington Management
                                                                                               Company LLP; William Blair
                                                                                               Investment Management, LLC

Vanguard Value Index Fund               Admiral           U.S. Equity Fund                     Vanguard Group, Inc.

Vanguard VIF Small Company              No Load           U.S. Equity Fund                     Vanguard Group, Inc.
Growth Portfolio

Victory Sycamore Established Value      A*                U.S. Equity Fund                     Victory Capital Management Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                 INVESTMENT ADVISER
-------------------------------------------------------------------------------------------------------------------------------
Victory Sycamore Established Value      R                 U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R6                U.S. Equity Fund                     Victory Capital Management Inc.
Fund

Victory Sycamore Small Company          R6                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          A*                U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R                 U.S. Equity Fund                     Victory Capital Management Inc.
Opportunity Fund

Western Asset Core Plus Bond Fund       FI                Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC

Western Asset Core Plus Bond Fund       R                 Taxable Bond Fund                    Legg Mason Partners Fund
                                                                                               Advisor, LLC




(1) Please refer to the Fund prospectus for a description of the class designation.



*  Load Waived





REVENUE AUL RECEIVES



Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:



RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.



Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the

Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.

A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.

Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five
(5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


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The amount of a withdrawal will be taken from the Investment Accounts and the
FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified


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age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the


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end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six
(6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i - j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i - j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j - i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum.


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Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.


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Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract
Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.



ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.



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  (3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.



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EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the


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Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.


INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established,


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the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment


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Account or Accounts to be purchased and a percentage allocation among
Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the


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rate in effect. At the time AUL declares a new rate for the next year, the
Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.



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At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

     (2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any


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administrative services agreement between the Owner and AUL regarding the
Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.


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The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.


403(b) PLANS

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer


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a portion of their compensation without paying current taxes in either a 457(b)
eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



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                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from,


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substitutions for, or combinations of, the securities that are held by any
Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment
Accounts.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.



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PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of AUL as of December 31, 2016, are included in the Statement of Additional Information.




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                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       5
Employee Benefit Plans......................................................................................       5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       5
FINANCIAL STATEMENTS........................................................................................       5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.



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No dealer, salesman or any other person is authorized by the AUL American Unit
Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368


                                 PROSPECTUS



                             Dated: May 1, 2017
--------------------------------------------------------------------------------




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(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM

(C) 2017 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           P-12784     5/1/17

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST


[ONEAMERICA(R) LOGO]


PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269


                                                                     May 1, 2017

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 2017


                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46206-0368
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2017.


A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    3
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             3
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority ("FINRA").


OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS


Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $18,000 for 2017. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $54,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.


The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.


Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $54,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Participant's includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS


The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $54,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.

The annual maximum contribution to a Health Savings Account ("HSA") for 2017 is $3,350 for an individual and $6,650 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.


There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2016 and 2015, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2016 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2016 are included in this Statement of Additional Information.





            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
OneAmerica Financial Partners, Inc.:

In our opinion, for each of the subaccounts of AUL American Unit Trust indicated in the table below, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of the date indicated in the table, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated in the table, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of OneAmerica Financial Partners, Inc. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned as of December 31, 2016 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinions.


------------------------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund R Class (1)                        Ivy Energy Fund Y Class (13)
------------------------------------------------------------------------------------------------------------------------------------
AB Discovery Growth Fund R Class (1)                          Ivy High Income Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AB Discovery Value Fund R Class (1)                           Ivy High Income Fund Y Class (19)
------------------------------------------------------------------------------------------------------------------------------------
AB High Income Fund Advisor Class (14)                        Ivy Science and Technology Fund R Class (13)
------------------------------------------------------------------------------------------------------------------------------------
AB High Income Fund R Class (14)                              Janus Aspen Balanced Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB International Growth Fund R Class (1)                      Janus Aspen Flexible Bond Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB International Value Fund R Class (1)                       Janus Aspen Global Research Portfolio Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB Small Cap Growth Fund R Class (1)                          Janus Aspen Perkins Mid Cap Value Portfolio Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AB Value Fund R Class (1)                                     Janus Balanced Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Alger Balanced Portfolio I-2 Class (1)                        Janus Enterprise Fund A Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Institutional Fund I Class (1)     Janus Enterprise Fund S Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Institutional Fund R Class (1)     Janus Forty Fund A Class (18)
------------------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation Portfolio I-2 Class (1)            Janus Forty Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth Portfolio I-2 Class (1)                Janus Global Life Sciences Fund S Class (13)
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Institutional Fund I Class (1)         Janus Global Life Sciences Fund T Class (13)
------------------------------------------------------------------------------------------------------------------------------------
Alger Small Cap Growth Institutional Fund R Class (1)         Janus Growth and Income Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Dynamic Multi-Asset Income Fund                     Janus Research Fund A Class (2)
  Administrative Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Dividend Value Fund Administrative Class (1)    Janus Triton Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Dividend Value Fund R Class (1)                 Janus Triton Fund Service Class (2)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Mid-Cap Value Fund Administrative Class (1)     Legg Mason BW Global Opportunities Bond Fund FI Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Mid-Cap Value Fund R Class (1)                  Legg Mason BW Global Opportunities Bond Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Small-Cap Value Fund Administrative Class(1)    Lord Abbett Calibrated Dividend Growth Fund R3 Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI NFJ Small-Cap Value Fund R Class (1)                Lord Abbett Calibrated Dividend Growth Fund R5 Class (8)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2020 Fund Administrative Class (14)      Lord Abbett Developing Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2025 Fund A Class (14)                   Lord Abbett Developing Growth Fund P Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2025 Fund Administrative Class (14)      Lord Abbett Developing Growth Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2030 Fund A Class (19)                   Lord Abbett Fundamental Equity Fund A Class (12)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2030 Fund Administrative Class (14)      Lord Abbett Fundamental Equity Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2035 Fund Administrative Class (14)      Lord Abbett Growth Leaders Fund I Class (13)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2040 Fund A Class (19)                   Lord Abbett Growth Leaders Fund R3 Class (13)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2040 Fund Administrative Class (14)      Lord Abbett Growth Leaders Fund R5 Class (8)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2045 Fund A Class (19)                   Lord Abbett Growth Opportunities Fund P Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2045 Fund Administrative Class (14)      Lord Abbett Growth Opportunities Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2050 Fund A Class (14)                   Lord Abbett High Yield Fund A Class (19)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2050 Fund Administrative Class (14)      Lord Abbett High Yield Fund R3 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2055 Fund A Class (19)                   Lord Abbett High Yield Fund R5 Class (8)
------------------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2055 Fund Administrative Class  (14)     Lord Abbett Mid Cap Stock Fund P Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Disciplined Growth Fund A Class (14)         Lord Abbett Mid Cap Stock Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Disciplined Growth Fund Investor Class (1)   Lord Abbett Small Cap Value Fund P Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Diversified Bond Fund A Class (1)            Lord Abbett Small Cap Value Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Emerging Markets Fund A Class (1)            Lord Abbett Total Return Fund I Class (2)
------------------------------------------------------------------------------------------------------------------------------------
American Century Emerging Markets Fund Investor Class (1)     Lord Abbett Total Return Fund R3 Class (2)
------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Growth Fund A Class (1)               Lord Abbett Total Return Fund R5 Class (8)
------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Growth Fund Investor Class (17)       Lord Abbett Value Opportunities Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income Fund A Class (1)               Lord Abbett Value Opportunities Fund P Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Century Equity Income Fund Investor Class (1)        Lord Abbett Value Opportunities Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Ginnie Mae A Class (1)                       Lord Abbett Value Opportunities Fund R5 Class (8)
------------------------------------------------------------------------------------------------------------------------------------
American Century Growth Fund A Class (1)                      Manning & Napier Pro-Blend Conservative Term Series S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Heritage Fund A Class (1)                    Manning & Napier Pro-Blend Extended Term Series S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Heritage Fund Investor Class (14)            Manning & Napier Pro-Blend Maximum Term Series S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth Investor Class (1)           Manning & Napier Pro-Blend Moderate Term Series S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Inflation-Adjusted Bond A Class (1)          MFS Aggressive Growth Allocation Fund R3 Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Century International Bond A Class (1)               MFS Conservative Allocation Fund R3 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century International Bond Investor Class (1)        MFS Emerging Markets Debt Fund R3 Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Century International Discovery A Class (1)          MFS Growth Allocation Fund R3 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century International Growth A Class (1)             MFS International New Discovery Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century International Growth Investor Class (1)      MFS International New Discovery Fund R2 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Large Company Value A Class (1)              MFS International Value Fund R2 Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Century Mid Cap Value Fund A Class (1)               MFS International Value Fund R3 Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Century Mid Cap Value Fund Investor Class (1)        MFS Massachusetts Investors Growth Stock Fund R2 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2020 Portfolio A Class (1)        MFS Massachusetts Investors Growth Stock Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2020 Portfolio Investor Class (1) MFS Mid Cap Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2025 Portfolio A Class (1)        MFS Mid Cap Value Fund R2 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2025 Portfolio Investor Class (1) MFS Mid Cap Value Fund R3 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2030 Portfolio A Class (1)        MFS Moderate Allocation Fund R3 Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2030 Portfolio Investor Class (1) MFS New Discovery Fund R2 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2035 Portfolio A Class (1)        MFS New Discovery Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2035 Portfolio Investor           MFS Technology Fund R2 Class (9)
 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2040 Portfolio A Class (1)        MFS Technology Fund R3 Class (9)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2040 Portfolio Investor           MFS Utilities Fund R2 Class (1)
 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2045 Portfolio A Class (1)        MFS Utilities Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2045 Portfolio Investor           MFS Value Fund A Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2050 Portfolio A Class (1)        Neuberger Berman Emerging Markets Equity Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2050 Portfolio Investor           Neuberger Berman Emerging Markets Equity Fund R3 Class (17)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2055 Portfolio A Class (1)        Neuberger Berman Focus Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2055 Portfolio Investor           Neuberger Berman Large Cap Value Fund Advisor Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2060 Portfolio A Class (9)        Neuberger Berman Small Cap Growth Fund A Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2060 Portfolio Investor           Neuberger Berman Small Cap Growth Fund Advisor Class (1)
  Class (9)
------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice In Retirement Portfolio A         Neuberger Berman Small Cap Growth Fund R3 Class (1)
  Class (1)

------------------------------------------------------------------------------------------------------------------------------------
American Century One Choice In Retirement Portfolio           Neuberger Berman Socially Responsive Fund A Class (10)
  Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Real Estate Fund A Class (1)                 Neuberger Berman Socially Responsive Fund R3 Class (10)
------------------------------------------------------------------------------------------------------------------------------------
American Century Real Estate Fund Investor Class (1)          Northern Small Cap Value Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Century Select A Class (1)                           Nuveen Mid Cap Growth Opportunities Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Select Investor Class (1)                    Nuveen Mid Cap Growth Opportunities Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Small Cap Growth A Class (1)                 Nuveen Mid Cap Index Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Small Cap Value Fund A Class (1)             Nuveen Mid Cap Value Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Small Cap Value Fund Investor Class (1)      Nuveen Mid Cap Value Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Small Company A Class (1)                    Nuveen Real Estate Securities Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Aggressive Fund A          Nuveen Real Estate Securities Fund R3 Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Aggressive Fund            Nuveen Small Cap Index Fund R3 Class (1)
  Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Conservative Fund A        Nuveen Small Cap Select Fund A Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Conservative Fund          Nuveen Small Cap Select Fund R3 Class (1)
  Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Moderate Fund A            Nuveen Small Cap Value Fund A Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Alloc.: Moderate Fund              Nuveen Small Cap Value Fund R3 Class (1)
  Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund A Class (1)                       Nuveen Strategy Growth Allocation A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Ultra Fund Investor Class (1)                Nuveen Strategy Growth Allocation R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century Value A Class (14)                           Oak Ridge Large Cap Growth Fund A Class (19)
------------------------------------------------------------------------------------------------------------------------------------
American Century Value Investor Class (14)                    Oak Ridge Small Cap Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation Fund I Class (1)     Oak Ridge Small Cap Growth Fund Y Class (14)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
American Funds 2010 Target Date Retirement Fund R3            Oppenheimer Active Allocation Fund A Class (13)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2010 Target Date Retirement Fund R4            Oppenheimer Core Bond Fund A Class (2)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2015 Target Date Retirement Fund R3            Oppenheimer Core Bond Fund Y Class (13)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2015 Target Date Retirement Fund R4            Oppenheimer Developing Markets Fund A Class (1)
   Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2020 Target Date Retirement Fund R3            Oppenheimer Developing Markets Fund Y Class (14)
  Class (5)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2020 Target Date Retirement Fund R4            Oppenheimer Global Fund A Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2025 Target Date Retirement Fund R3            Oppenheimer Global Fund Y Class (14)
  Class (5)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2025 Target Date Retirement Fund R4            Oppenheimer Global Opportunities A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2030 Target Date Retirement Fund R3            Oppenheimer Global Opportunities Y Class (19)
  Class (5)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2030 Target Date Retirement Fund R4            Oppenheimer Global Strategic Income A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2035 Target Date Retirement Fund R3            Oppenheimer Global Strategic Income Y Class (14)
  Class (5)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2035 Target Date Retirement Fund R4            Oppenheimer Gold & Special Minerals Fund A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2040 Target Date Retirement Fund R3            Oppenheimer Gold & Special Minerals Fund Y Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2040 Target Date Retirement Fund R4            Oppenheimer International Bond Fund A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date Retirement Fund R3            Oppenheimer International Bond Fund Y Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date Retirement Fund R4            Oppenheimer International Growth Fund A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2050 Target Date Retirement Fund R3            Oppenheimer International Growth Fund Y Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2050 Target Date Retirement Fund R4            Oppenheimer International Small-Mid Company Fund A Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2055 Target Date Retirement Fund R3            Oppenheimer International Small-Mid Company Fund Y Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2055 Target Date Retirement Fund R4            Oppenheimer Main Street Mid Cap Fund A Class (1)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2060 Target Date Retirement Fund R3            Oppenheimer Main Street Mid Cap Fund Y Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2060 Target Date Retirement Fund R4            Oppenheimer Main Street Select Fund A Class (14)
  Class (13)
------------------------------------------------------------------------------------------------------------------------------------
American Funds AMCAP Fund R3 Class (1)                        Oppenheimer Main Street Select Fund Y Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Funds AMCAP Fund R4 Class (1)                        Oppenheimer Mid Cap Value Fund A Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Funds American Balanced Fund R3 Class (1)            Oppenheimer Mid Cap Value Fund Y Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Funds American Balanced Fund R4 Class (1)            Oppenheimer Senior Floating Rate Fund A Class (19)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
American Funds American High Income Trust R3 Class (1)        Oppenheimer Senior Floating Rate Fund Y Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Funds American High Income Trust R4 Class (1)        Oppenheimer Value Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital World Growth and Income Fund R3        Oppenheimer Value Fund Y Class (14)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital World Growth and Income Fund R4        Parnassus Core Equity Fund Investor Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds EuroPacific Growth Fund R3 Class (1)           Parnassus Fund (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds EuroPacific Growth Fund R4 Class (1)           Parnassus Mid Cap Fund (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Fundamental Investors R3 Class (1)             Pax Balanced Fund Individual Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Fundamental Investors R4 Class (1)             Pax Balanced Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Intermediate Bond Fund of America R3           Pax Global Environmental Markets Fund Indiv. Investor Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Intermediate Bond Fund of America R4           Pax Global Environmental Markets Fund R Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds New Perspective Fund R3 Class (1)              Payden Emerging Markets Bond Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds New Perspective Fund R4 Class (1)              Perkins Mid Cap Value Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund R3 Class (1)                    Perkins Mid Cap Value Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund R4 Class (1)                    Perkins Small Cap Value Fund Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds SMALLCAP World Fund R3 Class (1)               Pimco All Asset Fund Admin Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds SMALLCAP World Fund R4 Class (1)               Pimco All Asset Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Funds The Growth Fund of America R3 Class (1)        Pimco CommoditiesPLUS Strategy Admin Class (17)
------------------------------------------------------------------------------------------------------------------------------------
American Funds The Growth Fund of America R4 Class (1)        Pimco Commodity Real Return Strategy Admin Class (14)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Washington Mutual Investors Fund R3            Pimco Commodity Real Return Strategy R Class (19)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
American Funds Washington Mutual Investors Fund R4            Pimco High Yield Fund Admin Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AMG Managers Cadence Capital Appreciation Fund Investor       Pimco High Yield Fund R Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
AMG Managers Cadence Mid Cap Fund Investor Class (1)          Pimco Income Fund Admin Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AMG Managers Cadence Mid Cap Fund Service Class (16)          Pimco Income Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
AQR Large Cap Multi-Style Fund N Class (13)                   Pimco Real Return Fund Admin Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Ariel Appreciation Fund Investor Class (1)                    Pimco Real Return Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Ariel Fund Investor Class (1)                                 Pimco Total Return Fund Admin Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Ave Maria Catholic Values Fund (19)                           Pimco Total Return Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Ave Maria Growth Fund (19)                                    Pioneer Bond Fund A Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Ave Maria Rising Dividend Fund (19)                           Pioneer Bond Fund Y Class (14)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Ave Maria World Equity Fund (19)                              Pioneer Dynamic Credit Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend Fund Institutional Class (1)        Pioneer Emerging Markets Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund Institutional Class (1)      Pioneer Equity Income Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation Fund R Class (1)                  Pioneer Equity Income Fund Y Class (14)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock GNMA Portfolio Service Class (14)                   Pioneer Fund A Class (17)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Health Sciences Opport. Port. Inst. Class (13)      Pioneer Fund VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Health Sciences Opportunities Port. R Class (13)    Pioneer Fundamental Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield Bond Portfolio Service Class (13)        Pioneer Fundamental Growth Fund Y Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Small Cap Growth Equity Portfolio                   Pioneer High Yield Fund A Class (14) Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return Fund A Class (2)                       Pioneer High Yield Fund Y Class (19)
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return Fund R Class (13)                      Pioneer Mid Cap Value Fund A Class (14)
------------------------------------------------------------------------------------------------------------------------------------
BMO Mid-Cap Growth Fund Y Class (1)                           Pioneer Mid Cap Value Fund Y Class (17)
------------------------------------------------------------------------------------------------------------------------------------
BMO Mid-Cap Value Fund Y Class (1)                            Pioneer Select Mid Cap Growth Fund A Class (19)
------------------------------------------------------------------------------------------------------------------------------------
BMO Small-Cap Growth Fund Y Class (1)                         Pioneer Select Mid Cap Growth VCT Portfolio I Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Calvert Equity Portfolio A Class (1)                          Pioneer Strategic Income Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Calvert Income Fund A Class (1)                               Pioneer Strategic Income Fund Y Class (6)
------------------------------------------------------------------------------------------------------------------------------------
Calvert Small Cap Fund A Class (1)                            PNC International Equity Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
Calvert VP SRI Mid Cap Growth Portfolio (1)                   PNC International Equity Fund I Class (13)
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth Fund FI Class (14)              PNC Multi-Factor Small Cap Core Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Aggressive Growth Fund R Class (14)               PNC Multi-Factor Small Cap Core Fund I Class (13)
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Appreciation Fund FI Class (14)                   Prudential Financial Services Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
ClearBridge Appreciation Fund R Class (14)                    Prudential Financial Services Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund A Class (1)                 Prudential Global Real Estate Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund R4 Class (14)               Prudential Global Real Estate Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund Z Class (1)                 Prudential High Yield Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Contrarian Core Fund A Class (2)                     Prudential High Yield Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Contrarian Core Fund R4 Class (13)                   Prudential Jennison 20/20 Focus A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Dividend Income Fund A Class (13)                    Prudential Jennison 20/20 Focus Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Dividend Income Fund R4 Class (17)                   Prudential Jennison Health Sciences Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond Fund A Class (1)               Prudential Jennison Health Sciences Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Index Fund A Class (1)                       Prudential Jennison Mid Cap Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Mid Cap Value Fund R4 Class (2)                      Prudential Jennison Mid Cap Growth Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select Global Growth Fund A Class (2)                Prudential Jennison Natural Resources Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Columbia Select Large-Cap Value Fund A Class (2)              Prudential Jennison Natural Resources Fund Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value Fund A Class (2)            Prudential Jennison Select Growth Z Class (13)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Select Smaller-Cap Value Fund R4 Class (2)           Prudential Jennison Small Company A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information Fund A       Prudential Jennison Small Company Z Class (1)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information Fund         Prudential QMA Mid Cap Value A Class (17)
  R4 Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Seligman Communications and Information Fund Z       Prudential QMA Mid Cap Value Z Class (19)
  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia Small Cap Index Fund A Class (1)                     Prudential Total Return Bond A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund A Class (13)           Prudential Total Return Bond Z Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Columbia U.S. Government Mortgage Fund R4 Class (13)          Putnam Fund for Growth & Income Fund A Class (2)
------------------------------------------------------------------------------------------------------------------------------------
CRM Mid Cap Value Investor Class (1)                          Putnam Growth Opportunities Fund A Class (13)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche CROCI U.S. Fund A Class (11)                         RidgeWorth Ceredex Large Cap Value Equity Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Enhanced Commodity Strategy Fund A Class (2)         RidgeWorth Ceredex Large Cap Value Equity Fund Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Enhanced Commodity Strategy Fund S Class (13)        RidgeWorth Ceredex Mid Cap Value Equity Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Mid Cap Value Fund A Class (1)                       RidgeWorth Ceredex Mid Cap Value Equity Fund Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Mid Cap Value Fund S Class (1)                       RidgeWorth Ceredex Small Cap Value Equity Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Real Assets Fund A Class (1)                         RidgeWorth Ceredex Small Cap Value Equity Fund Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Real Assets Fund S Class (19)                        RidgeWorth Seix High Income Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Real Estate Securities Fund A Class (1)              RidgeWorth Seix High Income Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Real Estate Securities Fund S Class (1)              RidgeWorth Seix Total Return Bond Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Small Cap Value Fund A Class (1)                     RidgeWorth Seix Total Return Bond Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Small Cap Value Fund S Class (1)                     Russell Commodity Strategies S Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Strategic Government Securities A Class (1)          Russell Emerging Markets S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Strategic Government Securities S Class (1)          Russell Global Equity Fund S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
DFA Emerging Markets Value R2 Class (1)                       Russell Global Real Estate Securities Fund S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
DFA Global Allocation 60/40 Portfolio R2 Class (1)            Russell Investment Grade Bond Fund S Class (17)
------------------------------------------------------------------------------------------------------------------------------------
DFA Global Equity Portfolio R2 Class (1)                      Russell LifePoints 2020 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
DFA International Value R2 Class (1)                          Russell LifePoints 2020 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
DFA U.S. Targeted Value Portfolio R2 Class (1)                Russell LifePoints 2025 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Natural Resources Fund I Class (5)                    Russell LifePoints 2025 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust Institutional Class (17)           Russell LifePoints 2030 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust Service Class (17)                 Russell LifePoints 2030 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated International Leaders Fund A Class (19)             Russell LifePoints 2035 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated International Leaders Fund Institutional            Russell LifePoints 2035 Strategy Fund R5 Class (1)
  Class (17)
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Large Cap Fund A Class (17)                Russell LifePoints 2040 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Large Cap Fund Institutional Class (17)    Russell LifePoints 2040 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated MDT All Cap Core Fund A Class (17)                  Russell LifePoints 2045 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Federated MDT All Cap Core Fund Institutional Class (17)      Russell LifePoints 2045 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Adv Strategic Dividend & Income Fund I Class (13)    Russell LifePoints 2050 Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Diversified International Fund T Class (1)   Russell LifePoints 2050 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Diversified Stock Fund Institutional         Russell LifePoints 2055 Strategy Fund R1 Class (1)
  Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Diversified Stock Fund T Class (19)          Russell LifePoints 2055 Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Dividend Growth Fund T Class (1)             Russell LifePoints Balanced Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Growth Fund T Class (1)               Russell LifePoints Balanced Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Equity Income Fund T Class (1)               Russell LifePoints Conservative Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2010 Fund I Class (5)                Russell LifePoints Conservative Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2010 Fund T Class (1)                Russell LifePoints Equity Growth Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2015 Fund I Class (5)                Russell LifePoints Equity Growth Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2015 Fund T Class (1)                Russell LifePoints Growth Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2020 Fund I Class (5)                Russell LifePoints Growth Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2020 Fund T Class (1)                Russell LifePoints In Retirement Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2025 Fund I Class (5)                Russell LifePoints In Retirement Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2025 Fund T Class (1)                Russell LifePoints Moderate Strategy Fund R1 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2030 Fund I Class (5)                Russell LifePoints Moderate Strategy Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2030 Fund T Class (1)                Russell Short Duration Bond Fund S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2035 Fund I Class (5)                Russell Strategic Bond Fund S Class (13)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2035 Fund T Class (1)                Russell U.S. Core Equity Fund S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2040 Fund I Class (5)                Russell U.S. Defensive Equity Fund S Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2040 Fund T Class (1)                Russell U.S. Small Cap Equity Fund S Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2045 Fund I Class (5)                State Street Equity 500 Index Admin Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2045 Fund T Class (1)                State Street Equity 500 Index R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2050 Fund I Class (5)                Steward Large Cap Enhanced Index Fund Individual Class (17)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2050 Fund T Class (1)                Steward Small-Mid Cap Enhanced Index Fund Individual Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2055 Fund I Class (5)                T. Rowe Price Blue Chip Growth Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2055 Fund T Class (1)                T. Rowe Price Equity Income Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2060 Fund I Class (13)               T. Rowe Price Equity Income Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom Income Fund I Class (5)              T. Rowe Price European Stock Fund (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom Income Fund T Class (1)              T. Rowe Price Growth Stock Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth & Income Fund T Class (1)             T. Rowe Price Growth Stock Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund T Class (1)        T. Rowe Price International Growth & Income Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Leveraged Company Stock Fund A Class (1)     T. Rowe Price International Growth & Income Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Leveraged Company Stock Fund T Class (1)     T. Rowe Price International Stock Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor New Insights Fund A Class (1)                T. Rowe Price Mid-Cap Growth Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor New Insights Fund T Class (1)                T. Rowe Price Mid-Cap Value Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Real Estate Fund A Class (1)                 T. Rowe Price Mid-Cap Value Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Real Estate Fund I Class (19)                T. Rowe Price Retirement 2005 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Real Estate Fund T Class (1)                 T. Rowe Price Retirement 2005 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Small Cap Fund A Class (1)                   T. Rowe Price Retirement 2010 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Small Cap Fund T Class (1)                   T. Rowe Price Retirement 2010 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Stock Selector All Cap Fund T Class (1)      T. Rowe Price Retirement 2015 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Stock Selector Mid Cap Fund T Class (1)      T. Rowe Price Retirement 2015 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Strategic Dividend & Income Fund T           T. Rowe Price Retirement 2020 Fund Advisor Class (1)
  Class (17)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Strategic Income Fund A Class (1)            T. Rowe Price Retirement 2020 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Total Bond Fund I Class (19)                 T. Rowe Price Retirement 2025 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Total Bond Fund T Class (19)                 T. Rowe Price Retirement 2025 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Value Fund A Class (1)                       T. Rowe Price Retirement 2030 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager Portfolio Initial Class (1)        T. Rowe Price Retirement 2030 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio Initial Class (1)           T. Rowe Price Retirement 2035 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio Initial Class (1)        T. Rowe Price Retirement 2035 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio Initial Class (1)               T. Rowe Price Retirement 2040 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio Initial Class (1)          T. Rowe Price Retirement 2040 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio Initial Class (1)             T. Rowe Price Retirement 2045 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth Fund A Class (14)                             T. Rowe Price Retirement 2045 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth Fund Advisor Class (9)                        T. Rowe Price Retirement 2050 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth Fund R Class (1)                              T. Rowe Price Retirement 2050 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Growth Opportunities Fund R Class (9)                T. Rowe Price Retirement 2055 Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Fund Advisor Class (14)                       T. Rowe Price Retirement 2055 Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Fund R Class (14)                             T. Rowe Price Retirement 2060 Fund Advisor Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Global Discovery Fund R Class (14)            T. Rowe Price Retirement 2060 Fund R Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Global Discovery Fund Z Class (14)            T. Rowe Price Retirement Balanced Fund Advisor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Fund A Class (1)                     T. Rowe Price Retirement Balanced Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Fund Advisor Class (9)               Templeton Foreign Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Fund R Class (1)                     Templeton Foreign Fund Advisor Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth Fund R Class (1)                Templeton Foreign Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Fund A Class (1)                    Templeton Global Bond Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Fund R Class (1)                    Templeton Global Bond Fund Advisor Class (9)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Financial Square Government Fund Admin          Templeton Global Bond Fund R Class (1)
  Class (7)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Financial Square Government Fund Resource       Templeton Growth Fund A Class (1)
  Class (7)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Opportunities Fund IR Class (14)         Templeton Growth Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Opportunities Fund Service Class  (14)   Thornburg Core Growth Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy Portfolio Institutional         Thornburg Core Growth Fund R5 Class (1)
   Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Strategy Portfolio Service Class (15)    Thornburg International Value Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity Insights Fund              Thornburg International Value Fund R5 Class (1)
  Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity Insights Fund              Thornburg Investment Income Builder Fund R3 Class (1)
  Service Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Large Cap Growth Insights Fund IR Class (9)     Thornburg Investment Income Builder Fund R5 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Large Cap Growth Insights Fund Service          Thornburg Limited Term Income Fund R3 Class (1)
  Class (9)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Large Cap Value Insights Fund IR Class (17)     Thornburg Limited Term Income Fund R5 Class (3)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Large Cap Value Insights Fund Service           Thornburg Limited Term U.S. Government Fund R3 Class (1)
  Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund Institutional Class (1)      Thornburg Value Fund R3 Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund Service Class (1)            TIAA-CREF Bond Index Fund Retirement Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Value Fund Institutional Class (1)    TIAA-CREF Bond Plus Fund Retirement Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Value Fund Service Class (1)          TIAA-CREF Emerging Markets  Equity Index Fund Retirement Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Opportunities Fund                   TIAA-CREF Growth & Income Fund Retirement Class (1)
  Institutional Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Technology Opportunities Fund Service Class (1) TIAA-CREF International Equity Index Fund Retirement  Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs U.S. Equity Insights IR Class (17)              TIAA-CREF Large-Cap Growth Fund Retirement Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs U.S. Equity Insights Service Class (17)         TIAA-CREF Large-Cap Growth Index Fund Retirement Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Henssler Equity Fund Institutional Class (15)                 TIAA-CREF Large-Cap Value Fund Retirement Class (2)
------------------------------------------------------------------------------------------------------------------------------------
INTECH U.S. Managed Volatility Fund Service Class (4)         TIAA-CREF Large-Cap Value Index Fund Retirement Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco American Franchise Fund A Class (14)                  TIAA-CREF Lifecycle Index 2010 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco American Value Fund A Class (17)                      TIAA-CREF Lifecycle Index 2015 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco American Value Fund Y Class (17)                      TIAA-CREF Lifecycle Index 2020 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Fund A Class (14)                            TIAA-CREF Lifecycle Index 2025 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Fund R Class (14)                            TIAA-CREF Lifecycle Index 2030 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Diversified Dividend Fund A Class (1)                 TIAA-CREF Lifecycle Index 2035 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Diversified Dividend Fund Investor Class (1)          TIAA-CREF Lifecycle Index 2040 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Energy Fund A Class (1)                               TIAA-CREF Lifecycle Index 2045 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Energy Fund Investor Class (1)                        TIAA-CREF Lifecycle Index 2050 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Floating Rate Fund Y Class (13)                       TIAA-CREF Lifecycle Index 2055 Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Global Health Care Fund A Class (1)                   TIAA-CREF Lifecycle Index 2060 Fund Retirement Class (9)
------------------------------------------------------------------------------------------------------------------------------------
 Invesco Global Health Care Fund Investor Class (1)           TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Global Low Volatility Equity Yield Fund A Class (1)   TIAA-CREF Mid-Cap Growth Fund Retirement Class (2)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Global Low Volatility Equity Yield Fund R5 Class (1)  TIAA-CREF Social Choice Bond Fund R Class (9)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Invesco International Growth Fund R Class (1)                 TIAA-CREF Social Choice Equity Retirement Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco International Growth Fund R5 Class (1)                Timothy Plan Conservative Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Core Equity Fund A Class (1)                  Timothy Plan Strategic Growth Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Core Equity Fund R Class (1)                  Touchstone Flexible Income Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Growth Fund A Class (14)                      Touchstone Focused Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Growth Fund R Class (1)                       Touchstone Focused Fund Y Class (17)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Mid Cap Growth Fund R5 Class (1)                      Touchstone Growth Opportunities Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Fund A Class (1)                     Touchstone Sustainability and Impact Equity Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Small Cap Growth Fund R Class (1)                     Touchstone Value Fund A Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Technology Fund A Class (1)                           Vanguard Short Term Federal Fund Investor Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Technology Fund Investor Class (1)                    Vanguard VIF Small Company Growth Portfolio (1)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Value Opportunities Fund A Class (1)                  Victory Sycamore Established Value Fund A Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Invesco Value Opportunities Fund R Class (1)                  Victory Sycamore Established Value Fund R Class (1)
------------------------------------------------------------------------------------------------------------------------------------
Ivy Asset Strategy Fund R Class (19)                          Victory Sycamore Small Company Opportunity Fund A Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Ivy Balanced Fund R Class (14)                                Victory Sycamore Small Company Opportunity Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------
Ivy Balanced Fund Y Class (14)                                Western Asset Core Plus Bond Fund FI Class (19)
------------------------------------------------------------------------------------------------------------------------------------
Ivy Energy Fund R Class (13)                                  Western Asset Core Plus Bond Fund R Class (14)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
(1) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial highlights for the years ended December 31,
2016, 2015, 2014, 2013 and 2012
------------------------------------------------------------------------------------------------------------------------------------
(2) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31,  2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016  and the period January 15, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(3) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016 and the period February 3, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(4) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016  and the period March 24, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(5) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016 and the period May 21, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(6) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016  and the period August 7, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

(7) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the year ended December 31, 2016 and the period November 20, 2015
(commencement of operations) through December 31, 2015
------------------------------------------------------------------------------------------------------------------------------------
(8) Statement of net assets as of December 31, 2016, and statements of operations, statements of changes in net assets and financial highlights for the period January 21, 2016 (commencement of operations) through December 31, 2016
------------------------------------------------------------------------------------------------------------------------------------
(9) Statement of net assets as of December 31, 2016, and statements of operations, statements of changes in net assets and financial highlights for the period May 12, 2016 (commencement of operations) through December 31, 2016
------------------------------------------------------------------------------------------------------------------------------------
(10) Statement of net assets as of December 31, 2016, and statements of operations, statements of changes in net assets and financial highlights for the period October 21, 2016 (commencement of operations) through December 31, 2016
------------------------------------------------------------------------------------------------------------------------------------
(11) Statement of net assets as of December 31, 2016, and statements of operations, statements of changes in net assets and financial highlights for the period November 17, 2016 (commencement of operations) through December 31, 2016
------------------------------------------------------------------------------------------------------------------------------------
(12) Statements of changes in net assets for the year ended December 31, 2015 and financial highlights for the years ended
December 31, 2015, 2014 and 2013. Subaccount was available for investment but had no assets as of December 31, 2016, and had no activity during 2016.
------------------------------------------------------------------------------------------------------------------------------------
(13) Statement of net assets as of December 31, 2016, statement of operations, statement of changes in net assets and financial highlights for the year ended December 31, 2016
------------------------------------------------------------------------------------------------------------------------------------
(14) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial highlights for the years ended
December 31, 2016, 2015, 2014 and 2013
------------------------------------------------------------------------------------------------------------------------------------
(15) Statements of changes in net assets for the year ended December 31, 2015 and financial highlights for the years ended
December 31, 2015, 2014, 2013 and 2012. Subaccount was available for investment but had no assets as of December 31, 2016, and had no activity during 2016.
------------------------------------------------------------------------------------------------------------------------------------
(16) Statement of net assets as of December 31, 2016, statement of operations and statement of changes in net assets for the year ended December 31, 2016, and financial highlights for the years ended December 31, 2016 and 2012
------------------------------------------------------------------------------------------------------------------------------------
(17) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, and statements of changes in net assets and financial highlights for the years ended December 31, 2016 and 2015
------------------------------------------------------------------------------------------------------------------------------------
(18) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial highlights for the years ended December 31,
2016, 2015, 2013 and 2012
------------------------------------------------------------------------------------------------------------------------------------
(19) Statement of net assets as of December 31, 2016, statement of operations for the year ended December 31, 2016, statements of changes in net assets for the years ended December 31, 2016 and 2015, and financial  highlights for the years ended December 31,
2016, 2015 and 2014
------------------------------------------------------------------------------------------------------------------------------------


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 26, 2017

                            AUL AMERICAN UNIT TRUST
                 AB HIGH INCOME FUND ADVISOR CLASS - 01859M408

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,135,990    $   10,277,438         1,167,390
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (14,715)
                                                       ---------------
Net assets                                             $   10,121,275
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,121,275         8,761,241    $         1.16
Band 100                                                           --                --              1.17
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $   10,121,275         8,761,241
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      630,153
Mortality & expense charges                                                                      (118,304)
                                                                                           ---------------
Net investment income (loss)                                                                      511,849
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (288,094)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,013,722
                                                                                           ---------------
Net gain (loss)                                                                                   725,628
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,237,477
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           511,849    $           424,797
Net realized gain (loss)                                                  (288,094)               (50,257)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                     1,013,722               (752,936)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,237,477               (378,396)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,115,678              3,038,376
Cost of units redeemed                                                  (4,498,604)            (1,936,517)
Account charges                                                            (35,529)               (31,239)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,581,545              1,070,620
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,819,022                692,224
Net assets, beginning                                                    7,302,253              6,610,029
                                                               --------------------   --------------------
Net assets, ending                                             $        10,121,275    $         7,302,253
                                                               ====================   ====================

Units sold                                                               5,864,995              3,111,454
Units redeemed                                                          (4,313,748)            (2,108,439)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,551,247              1,003,015
Units outstanding, beginning                                             7,209,994              6,206,979
                                                               --------------------   --------------------
Units outstanding, ending                                                8,761,241              7,209,994
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        22,378,295
Cost of units redeemed/account charges                                                        (13,091,601)
Net investment income (loss)                                                                    1,256,042
Net realized gain (loss)                                                                         (339,110)
Realized gain distributions                                                                        59,097
Net change in unrealized appreciation (depreciation)                                             (141,448)
                                                                                      --------------------
Net assets                                                                            $        10,121,275
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16              8,761    $        10,121               1.25%              14.1%
12/31/2015                   1.01              7,210              7,302               1.25%              -4.9%
12/31/2014                   1.06              6,207              6,610               1.25%               2.2%
12/31/2013                   1.04              2,090              2,177               1.25%               4.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.00%              14.3%
12/31/2015                   1.02                  0                  0               1.00%              -4.7%
12/31/2014                   1.07                  0                  0               1.00%               2.5%
12/31/2013                   1.04                  0                  0               1.00%               4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%              14.6%
12/31/2015                   1.03                  0                  0               0.75%              -4.4%
12/31/2014                   1.07                  0                  0               0.75%               2.8%
12/31/2013                   1.04                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%              14.9%
12/31/2015                   1.03                  0                  0               0.50%              -4.2%
12/31/2014                   1.08                  0                  0               0.50%               3.0%
12/31/2013                   1.05                  0                  0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%              15.2%
12/31/2015                   1.04                  0                  0               0.25%              -3.9%
12/31/2014                   1.08                  0                  0               0.25%               3.3%
12/31/2013                   1.05                  0                  0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.00%              15.5%
12/31/2015                   1.05                  0                  0               0.00%              -3.7%
12/31/2014                   1.09                  0                  0               0.00%               3.5%
12/31/2013                   1.05                  0                  0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   7.2%
                 2015                                   7.4%
                 2014                                   8.3%
                 2013                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 AB CORE OPPORTUNITIES FUND R CLASS - 01879K408

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      964,788    $      920,732            54,001
                                                                         ===============   ===============
Receivables: investments sold                                     764
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      965,552
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      522,330           264,753    $         1.97
Band 100                                                        1,804               888              2.03
Band 75                                                            --                --              2.09
Band 50                                                            --                --              2.15
Band 25                                                            --                --              2.22
Band 0                                                        441,418           193,509              2.28
                                                       ---------------   ---------------
 Total                                                 $      965,552           459,150
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (6,109)
                                                                                           ---------------
Net investment income (loss)                                                                       (6,109)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           12,478
Realized gain distributions                                                                        41,764
Net change in unrealized appreciation (depreciation)                                                8,179
                                                                                           ---------------
Net gain (loss)                                                                                    62,421
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       56,312
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (6,109)   $            (7,883)
Net realized gain (loss)                                                    12,478                 53,829
Realized gain distributions                                                 41,764                 35,264
Net change in unrealized appreciation (depreciation)                         8,179                (55,388)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           56,312                 25,822
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   505,534                 52,049
Cost of units redeemed                                                    (122,979)              (258,938)
Account charges                                                               (184)                  (830)
                                                               --------------------   --------------------
Increase (decrease)                                                        382,371               (207,719)
                                                               --------------------   --------------------
Net increase (decrease)                                                    438,683               (181,897)
Net assets, beginning                                                      526,869                708,766
                                                               --------------------   --------------------
Net assets, ending                                             $           965,552    $           526,869
                                                               ====================   ====================

Units sold                                                                 239,460                 31,007
Units redeemed                                                             (63,810)              (143,862)
                                                               --------------------   --------------------
Net increase (decrease)                                                    175,650               (112,855)
Units outstanding, beginning                                               283,500                396,355
                                                               --------------------   --------------------
Units outstanding, ending                                                  459,150                283,500
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,552,747
Cost of units redeemed/account charges                                                           (888,465)
Net investment income (loss)                                                                      (33,628)
Net realized gain (loss)                                                                          114,051
Realized gain distributions                                                                       176,791
Net change in unrealized appreciation (depreciation)                                               44,056
                                                                                      --------------------
Net assets                                                                            $           965,552
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                265    $           522               1.25%               6.3%
12/31/2015                   1.86                275                510               1.25%               3.8%
12/31/2014                   1.79                395                706               1.25%              10.9%
12/31/2013                   1.61                507                817               1.25%              31.4%
12/31/2012                   1.23                234                287               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  1    $             2               1.00%               6.6%
12/31/2015                   1.91                  8                 14               1.00%               4.1%
12/31/2014                   1.83                  0                  0               1.00%              11.2%
12/31/2013                   1.65                  0                  0               1.00%              31.8%
12/31/2012                   1.25                  0                  0               1.00%              14.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.75%               6.8%
12/31/2015                   1.96                  0                  0               0.75%               4.4%
12/31/2014                   1.88                  0                  0               0.75%              11.4%
12/31/2013                   1.68                  0                  0               0.75%              32.1%
12/31/2012                   1.27                  0                  0               0.75%              14.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.50%               7.1%
12/31/2015                   2.01                  0                  0               0.50%               4.6%
12/31/2014                   1.92                  0                  0               0.50%              11.7%
12/31/2013                   1.72                  0                  0               0.50%              32.4%
12/31/2012                   1.30                  0                  0               0.50%              14.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.25%               7.4%
12/31/2015                   2.06                  0                  0               0.25%               4.9%
12/31/2014                   1.97                  0                  0               0.25%              12.0%
12/31/2013                   1.76                  0                  0               0.25%              32.8%
12/31/2012                   1.32                  0                  0               0.25%              15.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                194    $           441               0.00%               7.6%
12/31/2015                   2.12                  1                  2               0.00%               5.1%
12/31/2014                   2.02                  1                  2               0.00%              12.3%
12/31/2013                   1.80                  1                  2               0.00%              33.1%
12/31/2012                   1.35                  1                  2               0.00%              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AB INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      504,380    $      530,288            35,199
                                                                         ===============   ===============
Receivables: investments sold                                     380
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      504,760
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       40,808            35,325    $         1.16
Band 100                                                       15,309            12,873              1.19
Band 75                                                            --                --              1.22
Band 50                                                       448,643           355,965              1.26
Band 25                                                            --                --              1.30
Band 0                                                             --                --              1.34
                                                       ---------------   ---------------
 Total                                                 $      504,760           404,163
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,074
Mortality & expense charges                                                                        (3,701)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,627)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,043
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (48,016)
                                                                                           ---------------
Net gain (loss)                                                                                   (43,973)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (45,600)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,627)   $            (5,907)
Net realized gain (loss)                                                     4,043                 28,134
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (48,016)               (44,237)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (45,600)               (22,010)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    88,057                235,931
Cost of units redeemed                                                    (282,712)              (294,054)
Account charges                                                               (127)                  (166)
                                                               --------------------   --------------------
Increase (decrease)                                                       (194,782)               (58,289)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (240,382)               (80,299)
Net assets, beginning                                                      745,142                825,441
                                                               --------------------   --------------------
Net assets, ending                                             $           504,760    $           745,142
                                                               ====================   ====================

Units sold                                                                  79,808                174,297
Units redeemed                                                            (234,034)              (215,272)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (154,226)               (40,975)
Units outstanding, beginning                                               558,389                599,364
                                                               --------------------   --------------------
Units outstanding, ending                                                  404,163                558,389
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,276,323
Cost of units redeemed/account charges                                                         (6,743,474)
Net investment income (loss)                                                                       43,083
Net realized gain (loss)                                                                       (2,655,398)
Realized gain distributions                                                                       610,134
Net change in unrealized appreciation (depreciation)                                              (25,908)
                                                                                      --------------------
Net assets                                                                            $           504,760
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                 35    $            41               1.25%              -8.6%
12/31/2015                   1.26                169                213               1.25%              -3.6%
12/31/2014                   1.31                166                218               1.25%              -2.9%
12/31/2013                   1.35                 79                107               1.25%              11.6%
12/31/2012                   1.21                 80                 96               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                 13    $            15               1.00%              -8.3%
12/31/2015                   1.30                 14                 19               1.00%              -3.4%
12/31/2014                   1.34                 37                 49               1.00%              -2.6%
12/31/2013                   1.38                  0                  0               1.00%              11.9%
12/31/2012                   1.23                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%              -8.1%
12/31/2015                   1.33                  0                  0               0.75%              -3.1%
12/31/2014                   1.37                  0                  0               0.75%              -2.4%
12/31/2013                   1.41                  0                  0               0.75%              12.2%
12/31/2012                   1.26                  0                  0               0.75%              14.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                356    $           449               0.50%              -7.9%
12/31/2015                   1.37                375                513               0.50%              -2.9%
12/31/2014                   1.41                397                559               0.50%              -2.2%
12/31/2013                   1.44                439                632               0.50%              12.5%
12/31/2012                   1.28                456                584               0.50%              14.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.25%              -7.6%
12/31/2015                   1.40                  0                  0               0.25%              -2.6%
12/31/2014                   1.44                  0                  0               0.25%              -1.9%
12/31/2013                   1.47                  0                  0               0.25%              12.8%
12/31/2012                   1.30                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.00%              -7.4%
12/31/2015                   1.44                  0                  0               0.00%              -2.4%
12/31/2014                   1.48                  0                  0               0.00%              -1.7%
12/31/2013                   1.50                  0                  0               0.00%              13.0%
12/31/2012                   1.33                  0                  0               0.00%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.9%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  AB SMALL CAP GROWTH FUND R CLASS - 01877E602

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,065,866    $    3,239,407            74,528
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (10,943)
                                                       ---------------
Net assets                                             $    3,054,923
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,679,899         1,126,912    $         2.38
Band 100                                                      369,082           150,755              2.45
Band 75                                                            --                --              2.52
Band 50                                                            --                --              2.59
Band 25                                                            --                --              2.67
Band 0                                                          5,942             2,161              2.75
                                                       ---------------   ---------------
 Total                                                 $    3,054,923         1,279,828
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (35,669)
                                                                                           ---------------
Net investment income (loss)                                                                      (35,669)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (144,498)
Realized gain distributions                                                                        71,122
Net change in unrealized appreciation (depreciation)                                              248,542
                                                                                           ---------------
Net gain (loss)                                                                                   175,166
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      139,497
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (35,669)   $           (39,075)
Net realized gain (loss)                                                  (144,498)                35,181
Realized gain distributions                                                 71,122                307,435
Net change in unrealized appreciation (depreciation)                       248,542               (414,762)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          139,497               (111,221)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   440,501                823,601
Cost of units redeemed                                                  (1,137,874)              (471,096)
Account charges                                                             (1,739)                (1,007)
                                                               --------------------   --------------------
Increase (decrease)                                                       (699,112)               351,498
                                                               --------------------   --------------------
Net increase (decrease)                                                   (559,615)               240,277
Net assets, beginning                                                    3,614,538              3,374,261
                                                               --------------------   --------------------
Net assets, ending                                             $         3,054,923    $         3,614,538
                                                               ====================   ====================

Units sold                                                                 199,764                347,607
Units redeemed                                                            (486,089)              (207,675)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (286,325)               139,932
Units outstanding, beginning                                             1,566,153              1,426,221
                                                               --------------------   --------------------
Units outstanding, ending                                                1,279,828              1,566,153
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,649,372
Cost of units redeemed/account charges                                                         (5,994,288)
Net investment income (loss)                                                                     (185,063)
Net realized gain (loss)                                                                          731,400
Realized gain distributions                                                                     1,027,043
Net change in unrealized appreciation (depreciation)                                             (173,541)
                                                                                      --------------------
Net assets                                                                            $         3,054,923
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38              1,127    $         2,680               1.25%               4.8%
12/31/2015                   2.27              1,215              2,758               1.25%              -2.8%
12/31/2014                   2.33              1,111              2,594               1.25%              -3.3%
12/31/2013                   2.41              1,276              3,077               1.25%              43.0%
12/31/2012                   1.69              1,016              1,714               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.45                151    $           369               1.00%               5.1%
12/31/2015                   2.33                199                463               1.00%              -2.5%
12/31/2014                   2.39                198                474               1.00%              -3.0%
12/31/2013                   2.46                  3                  7               1.00%              43.4%
12/31/2012                   1.72                  0                  1               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               0.75%               5.3%
12/31/2015                   2.39                  0                  0               0.75%              -2.3%
12/31/2014                   2.45                  0                  0               0.75%              -2.8%
12/31/2013                   2.52                  0                  0               0.75%              43.7%
12/31/2012                   1.75                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.50%               5.6%
12/31/2015                   2.46                  0                  0               0.50%              -2.0%
12/31/2014                   2.51                  0                  0               0.50%              -2.5%
12/31/2013                   2.57                  0                  0               0.50%              44.1%
12/31/2012                   1.79                  0                  0               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               0.25%               5.9%
12/31/2015                   2.52                  0                  0               0.25%              -1.8%
12/31/2014                   2.57                  0                  0               0.25%              -2.3%
12/31/2013                   2.63                  0                  0               0.25%              44.4%
12/31/2012                   1.82                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.75                  2    $             6               0.00%               6.1%
12/31/2015                   2.59                152                394               0.00%              -1.6%
12/31/2014                   2.63                116                306               0.00%              -2.0%
12/31/2013                   2.69                102                275               0.00%              44.8%
12/31/2012                   1.86                113                210               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  AB DISCOVERY GROWTH FUND R CLASS - 018636506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,617,414    $    2,678,642           314,080
                                                                         ===============   ===============
Receivables: investments sold                                   2,021
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,619,435
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,354,540         1,157,771    $         2.03
Band 100                                                      173,982            83,102              2.09
Band 75                                                            --                --              2.16
Band 50                                                        90,913            40,973              2.22
Band 25                                                            --                --              2.28
Band 0                                                             --                --              2.35
                                                       ---------------   ---------------
 Total                                                 $    2,619,435         1,281,846
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (38,781)
                                                                                           ---------------
Net investment income (loss)                                                                      (38,781)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (326,068)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              431,267
                                                                                           ---------------
Net gain (loss)                                                                                   105,199
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       66,418
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (38,781)   $           (39,304)
Net realized gain (loss)                                                  (326,068)                67,022
Realized gain distributions                                                     --                268,031
Net change in unrealized appreciation (depreciation)                       431,267               (421,301)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           66,418               (125,552)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   726,125              2,807,199
Cost of units redeemed                                                  (2,614,721)            (1,778,682)
Account charges                                                             (1,364)                (2,452)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,889,960)             1,026,065
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,823,542)               900,513
Net assets, beginning                                                    4,442,977              3,542,464
                                                               --------------------   --------------------
Net assets, ending                                             $         2,619,435    $         4,442,977
                                                               ====================   ====================

Units sold                                                                 380,885              1,443,002
Units redeemed                                                          (1,298,935)              (967,912)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (918,050)               475,090
Units outstanding, beginning                                             2,199,896              1,724,806
                                                               --------------------   --------------------
Units outstanding, ending                                                1,281,846              2,199,896
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,743,251
Cost of units redeemed/account charges                                                         (6,583,732)
Net investment income (loss)                                                                     (153,567)
Net realized gain (loss)                                                                          (52,262)
Realized gain distributions                                                                       726,973
Net change in unrealized appreciation (depreciation)                                              (61,228)
                                                                                      --------------------
Net assets                                                                            $         2,619,435
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03              1,158    $         2,355               1.25%               3.1%
12/31/2015                   1.97              1,647              3,249               1.25%              -2.5%
12/31/2014                   2.02              1,334              2,697               1.25%               1.1%
12/31/2013                   2.00                960              1,920               1.25%              36.2%
12/31/2012                   1.47                461                677               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                 83    $           174               1.00%               3.3%
12/31/2015                   2.03                206                418               1.00%              -2.2%
12/31/2014                   2.07                205                424               1.00%               1.4%
12/31/2013                   2.04                 61                124               1.00%              36.5%
12/31/2012                   1.50                 56                 84               1.00%              13.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.75%               3.6%
12/31/2015                   2.08                  0                  0               0.75%              -2.0%
12/31/2014                   2.12                  0                  0               0.75%               1.6%
12/31/2013                   2.09                  0                  0               0.75%              36.9%
12/31/2012                   1.53                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                 41    $            91               0.50%               3.9%
12/31/2015                   2.14                 42                 90               0.50%              -1.7%
12/31/2014                   2.17                 43                 93               0.50%               1.9%
12/31/2013                   2.13                 44                 93               0.50%              37.2%
12/31/2012                   1.55                 76                117               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.25%               4.1%
12/31/2015                   2.19                  0                  0               0.25%              -1.5%
12/31/2014                   2.23                  0                  0               0.25%               2.2%
12/31/2013                   2.18                  0                  0               0.25%              37.6%
12/31/2012                   1.58                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.35                  0    $             0               0.00%               4.4%
12/31/2015                   2.25                304                686               0.00%              -1.2%
12/31/2014                   2.28                144                328               0.00%               2.4%
12/31/2013                   2.23                 55                124               0.00%              37.9%
12/31/2012                   1.62                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       AB VALUE FUND R CLASS - 018915504

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       69,561    $       65,067             4,865
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (30)
                                                       ---------------
Net assets                                             $       69,531
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       58,431            43,349    $         1.35
Band 100                                                       11,100             7,999              1.39
Band 75                                                            --                --              1.43
Band 50                                                            --                --              1.47
Band 25                                                            --                --              1.51
Band 0                                                             --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $       69,531            51,348
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          588
Mortality & expense charges                                                                        (1,210)
                                                                                           ---------------
Net investment income (loss)                                                                         (622)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           16,277
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (7,839)
                                                                                           ---------------
Net gain (loss)                                                                                     8,438
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,816
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (622)   $              (725)
Net realized gain (loss)                                                    16,277                  3,354
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (7,839)               (16,493)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,816                (13,864)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    53,339                 14,726
Cost of units redeemed                                                    (132,235)               (11,878)
Account charges                                                                (96)                  (122)
                                                               --------------------   --------------------
Increase (decrease)                                                        (78,992)                 2,726
                                                               --------------------   --------------------
Net increase (decrease)                                                    (71,176)               (11,138)
Net assets, beginning                                                      140,707                151,845
                                                               --------------------   --------------------
Net assets, ending                                             $            69,531    $           140,707
                                                               ====================   ====================

Units sold                                                                  40,630                 13,982
Units redeemed                                                            (101,613)               (11,895)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (60,983)                 2,087
Units outstanding, beginning                                               112,331                110,244
                                                               --------------------   --------------------
Units outstanding, ending                                                   51,348                112,331
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           570,194
Cost of units redeemed/account charges                                                           (524,089)
Net investment income (loss)                                                                        1,088
Net realized gain (loss)                                                                            3,636
Realized gain distributions                                                                        14,208
Net change in unrealized appreciation (depreciation)                                                4,494
                                                                                      --------------------
Net assets                                                                            $            69,531
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                 43    $            58               1.25%               9.1%
12/31/2015                   1.24                 55                 68               1.25%              -9.2%
12/31/2014                   1.36                 53                 72               1.25%               9.9%
12/31/2013                   1.24                 89                110               1.25%              33.5%
12/31/2012                   0.93                 70                 65               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  8    $            11               1.00%               9.4%
12/31/2015                   1.27                 57                 73               1.00%              -8.9%
12/31/2014                   1.39                 57                 80               1.00%              10.2%
12/31/2013                   1.26                 52                 66               1.00%              33.8%
12/31/2012                   0.95                 60                 57               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.75%               9.6%
12/31/2015                   1.30                  0                  0               0.75%              -8.7%
12/31/2014                   1.43                  0                  0               0.75%              10.4%
12/31/2013                   1.29                  0                  0               0.75%              34.1%
12/31/2012                   0.96                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.50%               9.9%
12/31/2015                   1.34                  0                  0               0.50%              -8.5%
12/31/2014                   1.46                  0                  0               0.50%              10.7%
12/31/2013                   1.32                  0                  0               0.50%              34.5%
12/31/2012                   0.98                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%              10.2%
12/31/2015                   1.37                  0                  0               0.25%              -8.2%
12/31/2014                   1.50                  0                  0               0.25%              11.0%
12/31/2013                   1.35                  0                  0               0.25%              34.8%
12/31/2012                   1.00                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.00%              10.5%
12/31/2015                   1.41                  0                  0               0.00%              -8.0%
12/31/2014                   1.53                  0                  0               0.00%              11.3%
12/31/2013                   1.38                  0                  0               0.00%              35.1%
12/31/2012                   1.02                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.6%
                 2014                                   1.0%
                 2013                                   1.0%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AB DISCOVERY VALUE FUND R CLASS - 018914507

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,759,496    $    1,640,051            83,613
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,113)
                                                       ---------------
Net assets                                             $    1,758,383
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,167,198           491,501    $         2.37
Band 100                                                      143,691            58,776              2.44
Band 75                                                            --                --              2.52
Band 50                                                       447,494           172,714              2.59
Band 25                                                            --                --              2.67
Band 0                                                             --                --              2.75
                                                       ---------------   ---------------
 Total                                                 $    1,758,383           722,991
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (12,694)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,694)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,937)
Realized gain distributions                                                                        58,343
Net change in unrealized appreciation (depreciation)                                              251,527
                                                                                           ---------------
Net gain (loss)                                                                                   297,933
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      285,239
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,694)   $           (10,235)
Net realized gain (loss)                                                   (11,937)                47,982
Realized gain distributions                                                 58,343                 56,580
Net change in unrealized appreciation (depreciation)                       251,527               (165,985)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          285,239                (71,658)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   708,353                 62,226
Cost of units redeemed                                                    (164,099)              (361,136)
Account charges                                                             (1,171)                  (150)
                                                               --------------------   --------------------
Increase (decrease)                                                        543,083               (299,060)
                                                               --------------------   --------------------
Net increase (decrease)                                                    828,322               (370,718)
Net assets, beginning                                                      930,061              1,300,779
                                                               --------------------   --------------------
Net assets, ending                                             $         1,758,383    $           930,061
                                                               ====================   ====================

Units sold                                                                 341,450                 43,947
Units redeemed                                                             (81,179)              (186,908)
                                                               --------------------   --------------------
Net increase (decrease)                                                    260,271               (142,961)
Units outstanding, beginning                                               462,720                605,681
                                                               --------------------   --------------------
Units outstanding, ending                                                  722,991                462,720
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,577,292
Cost of units redeemed/account charges                                                         (2,642,172)
Net investment income (loss)                                                                      (81,199)
Net realized gain (loss)                                                                          259,421
Realized gain distributions                                                                       525,596
Net change in unrealized appreciation (depreciation)                                              119,445
                                                                                      --------------------
Net assets                                                                            $         1,758,383
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.37                492    $         1,167               1.25%              22.4%
12/31/2015                   1.94                223                433               1.25%              -7.4%
12/31/2014                   2.09                359                753               1.25%               6.9%
12/31/2013                   1.96                460                902               1.25%              35.1%
12/31/2012                   1.45                568                823               1.25%              16.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                 59    $           144               1.00%              22.7%
12/31/2015                   1.99                 60                120               1.00%              -7.1%
12/31/2014                   2.15                 64                137               1.00%               7.2%
12/31/2013                   2.00                  0                  0               1.00%              35.4%
12/31/2012                   1.48                  0                  0               1.00%              16.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               0.75%              23.0%
12/31/2015                   2.05                  0                  0               0.75%              -6.9%
12/31/2014                   2.20                  0                  0               0.75%               7.4%
12/31/2013                   2.05                  0                  0               0.75%              35.8%
12/31/2012                   1.51                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                173    $           447               0.50%              23.3%
12/31/2015                   2.10                179                377               0.50%              -6.7%
12/31/2014                   2.25                183                411               0.50%               7.7%
12/31/2013                   2.09                192                401               0.50%              36.1%
12/31/2012                   1.54                195                300               0.50%              17.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               0.25%              23.6%
12/31/2015                   2.16                  0                  0               0.25%              -6.4%
12/31/2014                   2.31                  0                  0               0.25%               8.0%
12/31/2013                   2.14                  0                  0               0.25%              36.4%
12/31/2012                   1.57                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.75                  0    $             0               0.00%              23.9%
12/31/2015                   2.22                  0                  0               0.00%              -6.2%
12/31/2014                   2.36                  0                  0               0.00%               8.2%
12/31/2013                   2.18                  0                  0               0.00%              36.8%
12/31/2012                   1.60                  0                  0               0.00%              17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.1%
                 2013                                   0.0%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AB INTERNATIONAL VALUE FUND R CLASS - 018913509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      266,065    $      270,161            22,088
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (119)
                                                       ---------------
Net assets                                             $      265,946
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      262,317           271,421    $         0.97
Band 100                                                        3,629             3,647              0.99
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      265,946           275,068
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          109
Mortality & expense charges                                                                        (3,557)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,448)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (759)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (3,143)
                                                                                           ---------------
Net gain (loss)                                                                                    (3,902)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (7,350)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,448)   $            (1,094)
Net realized gain (loss)                                                      (759)                13,855
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (3,143)                (3,015)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (7,350)                 9,746
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    13,007                 59,639
Cost of units redeemed                                                     (65,972)              (143,867)
Account charges                                                               (157)                   (84)
                                                               --------------------   --------------------
Increase (decrease)                                                        (53,122)               (84,312)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (60,472)               (74,566)
Net assets, beginning                                                      326,418                400,984
                                                               --------------------   --------------------
Net assets, ending                                             $           265,946    $           326,418
                                                               ====================   ====================

Units sold                                                                  15,075                 57,936
Units redeemed                                                             (69,296)              (137,407)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (54,221)               (79,471)
Units outstanding, beginning                                               329,289                408,760
                                                               --------------------   --------------------
Units outstanding, ending                                                  275,068                329,289
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,113,911
Cost of units redeemed/account charges                                                         (1,549,554)
Net investment income (loss)                                                                       35,725
Net realized gain (loss)                                                                         (391,341)
Realized gain distributions                                                                        61,301
Net change in unrealized appreciation (depreciation)                                               (4,096)
                                                                                      --------------------
Net assets                                                                            $           265,946
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                271    $           262               1.25%              -2.4%
12/31/2015                   0.99                318                315               1.25%               1.0%
12/31/2014                   0.98                399                391               1.25%              -7.9%
12/31/2013                   1.07                394                420               1.25%              20.3%
12/31/2012                   0.89                379                335               1.25%              12.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  4    $             4               1.00%              -2.2%
12/31/2015                   1.02                 11                 11               1.00%               1.3%
12/31/2014                   1.00                 10                 10               1.00%              -7.7%
12/31/2013                   1.09                  0                  0               1.00%              20.6%
12/31/2012                   0.90                  0                  0               1.00%              12.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%              -1.9%
12/31/2015                   1.04                  0                  0               0.75%               1.5%
12/31/2014                   1.03                  0                  0               0.75%              -7.5%
12/31/2013                   1.11                  0                  0               0.75%              20.9%
12/31/2012                   0.92                  0                  0               0.75%              13.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%              -1.7%
12/31/2015                   1.07                  0                  0               0.50%               1.8%
12/31/2014                   1.05                  0                  0               0.50%              -7.3%
12/31/2013                   1.14                  0                  0               0.50%              21.2%
12/31/2012                   0.94                  0                  0               0.50%              13.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%              -1.4%
12/31/2015                   1.10                  0                  0               0.25%               2.0%
12/31/2014                   1.08                  0                  0               0.25%              -7.0%
12/31/2013                   1.16                  0                  0               0.25%              21.5%
12/31/2012                   0.96                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              -1.2%
12/31/2015                   1.13                  0                  0               0.00%               2.3%
12/31/2014                   1.11                  0                  0               0.00%              -6.8%
12/31/2013                   1.19                  0                  0               0.00%              21.9%
12/31/2012                   0.97                  0                  0               0.00%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   1.0%
                 2014                                   3.0%
                 2013                                   4.8%
                 2012                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    AB HIGH INCOME FUND R CLASS - 01859M705

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       18,273    $       18,058             2,110
                                                                         ===============   ===============
Receivables: investments sold                                       3
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       18,276
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       18,276            16,179    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       18,276            16,179
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          709
Mortality & expense charges                                                                          (148)
                                                                                           ---------------
Net investment income (loss)                                                                          561
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (137)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  949
                                                                                           ---------------
Net gain (loss)                                                                                       812
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,373
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               561    $             1,081
Net realized gain (loss)                                                      (137)                (3,695)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           949                  3,311
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,373                    697
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    13,101                  1,992
Cost of units redeemed                                                      (2,138)               (51,173)
Account charges                                                                (17)                   (78)
                                                               --------------------   --------------------
Increase (decrease)                                                         10,946                (49,259)
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,319                (48,562)
Net assets, beginning                                                        5,957                 54,519
                                                               --------------------   --------------------
Net assets, ending                                             $            18,276    $             5,957
                                                               ====================   ====================

Units sold                                                                  12,181                 48,160
Units redeemed                                                              (1,980)               (93,924)
                                                               --------------------   --------------------
Net increase (decrease)                                                     10,201                (45,764)
Units outstanding, beginning                                                 5,978                 51,742
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,179                  5,978
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            71,660
Cost of units redeemed/account charges                                                            (53,810)
Net investment income (loss)                                                                        3,577
Net realized gain (loss)                                                                           (3,834)
Realized gain distributions                                                                           468
Net change in unrealized appreciation (depreciation)                                                  215
                                                                                      --------------------
Net assets                                                                            $            18,276
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                 16    $            18               1.25%              13.4%
12/31/2015                   1.00                  6                  6               1.25%              -5.4%
12/31/2014                   1.05                 52                 55               1.25%               1.5%
12/31/2013                   1.04                  1                  1               1.25%               3.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%              13.6%
12/31/2015                   1.00                  0                  0               1.00%              -5.2%
12/31/2014                   1.06                  0                  0               1.00%               1.7%
12/31/2013                   1.04                  0                  0               1.00%               4.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%              13.9%
12/31/2015                   1.01                  0                  0               0.75%              -5.0%
12/31/2014                   1.06                  0                  0               0.75%               2.0%
12/31/2013                   1.04                  0                  0               0.75%               4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              14.2%
12/31/2015                   1.02                  0                  0               0.50%              -4.7%
12/31/2014                   1.07                  0                  0               0.50%               2.2%
12/31/2013                   1.04                  0                  0               0.50%               4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              14.5%
12/31/2015                   1.02                  0                  0               0.25%              -4.5%
12/31/2014                   1.07                  0                  0               0.25%               2.5%
12/31/2013                   1.04                  0                  0               0.25%               4.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              14.8%
12/31/2015                   1.03                  0                  0               0.00%              -4.2%
12/31/2014                   1.07                  0                  0               0.00%               2.8%
12/31/2013                   1.05                  0                  0               0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                  5.9%
                 2015                                  4.6%
                 2014                                  8.1%
                 2013                                  2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,297,661    $    1,046,785            84,696
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (108)
                                                       ---------------
Net assets                                             $    1,297,553
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,297,553           909,177    $         1.43
Band 100                                                           --                --              1.48
Band 75                                                            --                --              1.52
Band 50                                                            --                --              1.58
Band 25                                                            --                --              1.63
Band 0                                                             --                --              1.76
                                                       ---------------   ---------------
 Total                                                 $    1,297,553           909,177
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,466
Mortality & expense charges                                                                       (15,351)
                                                                                           ---------------
Net investment income (loss)                                                                        9,115
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           15,075
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               61,093
                                                                                           ---------------
Net gain (loss)                                                                                    76,168
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       85,283
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             9,115    $             9,421
Net realized gain (loss)                                                    15,075                 35,656
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        61,093                (41,943)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           85,283                  3,134
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    71,430                 77,814
Cost of units redeemed                                                     (89,993)              (182,832)
Account charges                                                               (534)                  (593)
                                                               --------------------   --------------------
Increase (decrease)                                                        (19,097)              (105,611)
                                                               --------------------   --------------------
Net increase (decrease)                                                     66,186               (102,477)
Net assets, beginning                                                    1,231,367              1,333,844
                                                               --------------------   --------------------
Net assets, ending                                             $         1,297,553    $         1,231,367
                                                               ====================   ====================

Units sold                                                                  53,154                 61,944
Units redeemed                                                             (68,622)              (140,971)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (15,468)               (79,027)
Units outstanding, beginning                                               924,645              1,003,672
                                                               --------------------   --------------------
Units outstanding, ending                                                  909,177                924,645
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,680,292
Cost of units redeemed/account charges                                                         (9,685,112)
Net investment income (loss)                                                                      208,390
Net realized gain (loss)                                                                          340,302
Realized gain distributions                                                                       502,805
Net change in unrealized appreciation (depreciation)                                              250,876
                                                                                      --------------------
Net assets                                                                            $         1,297,553
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                909    $         1,298               1.25%               7.2%
12/31/2015                   1.33                925              1,231               1.25%               0.2%
12/31/2014                   1.33              1,004              1,334               1.25%               8.1%
12/31/2013                   1.23              1,123              1,380               1.25%              13.8%
12/31/2012                   1.08              1,338              1,445               1.25%               4.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.00%               7.4%
12/31/2015                   1.37                  0                  0               1.00%               0.5%
12/31/2014                   1.37                  0                  0               1.00%               8.3%
12/31/2013                   1.26                  0                  0               1.00%              14.1%
12/31/2012                   1.11                  0                  0               1.00%               5.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.75%               7.7%
12/31/2015                   1.42                  0                  0               0.75%               0.7%
12/31/2014                   1.41                  0                  0               0.75%               8.6%
12/31/2013                   1.29                  0                  0               0.75%              14.4%
12/31/2012                   1.13                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.50%               8.0%
12/31/2015                   1.46                  0                  0               0.50%               1.0%
12/31/2014                   1.45                  0                  0               0.50%               8.9%
12/31/2013                   1.33                  0                  0               0.50%              14.7%
12/31/2012                   1.16                  0                  0               0.50%               5.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               8.2%
12/31/2015                   1.51                  0                  0               0.25%               1.2%
12/31/2014                   1.49                  0                  0               0.25%               9.2%
12/31/2013                   1.36                  0                  0               0.25%              15.0%
12/31/2012                   1.18                  0                  0               0.25%               6.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.00%               8.5%
12/31/2015                   1.62                  0                  0               0.00%               1.5%
12/31/2014                   1.60                  0                  0               0.00%               9.4%
12/31/2013                   1.46                  0                  0               0.00%              15.3%
12/31/2012                   1.27                  0                  0               0.00%               6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   2.0%
                 2014                                   1.9%
                 2013                                   1.1%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           ALGER CAPITAL APPRECIATION PORTFOLIO I-2 CLASS - 015544703

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   50,530,710    $   51,598,260           759,597
                                                                         ===============   ===============
Receivables: investments sold                                 445,902
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   50,976,612
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   50,378,172        35,021,371    $         1.44
Band 100                                                           --                --              1.49
Band 75                                                            --                --              1.54
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.64
Band 0                                                        598,440           337,382              1.77
                                                       ---------------   ---------------
 Total                                                 $   50,976,612        35,358,753
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       94,243
Mortality & expense charges                                                                      (618,481)
                                                                                           ---------------
Net investment income (loss)                                                                     (524,238)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          130,497
Realized gain distributions                                                                       390,658
Net change in unrealized appreciation (depreciation)                                             (508,496)
                                                                                           ---------------
Net gain (loss)                                                                                    12,659
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (511,579)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (524,238)   $          (513,715)
Net realized gain (loss)                                                   130,497              1,476,239
Realized gain distributions                                                390,658              5,834,680
Net change in unrealized appreciation (depreciation)                      (508,496)            (4,853,998)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (511,579)             1,943,206
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                12,632,749             26,464,308
Cost of units redeemed                                                 (14,400,627)           (10,388,390)
Account charges                                                            (56,304)               (53,033)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,824,182)            16,022,885
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,335,761)            17,966,091
Net assets, beginning                                                   53,312,373             35,346,282
                                                               --------------------   --------------------
Net assets, ending                                             $        50,976,612    $        53,312,373
                                                               ====================   ====================

Units sold                                                              11,316,903             19,690,401
Units redeemed                                                         (12,687,028)            (8,509,696)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,370,125)            11,180,705
Units outstanding, beginning                                            36,728,878             25,548,173
                                                               --------------------   --------------------
Units outstanding, ending                                               35,358,753             36,728,878
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        82,740,432
Cost of units redeemed/account charges                                                        (50,244,088)
Net investment income (loss)                                                                   (2,150,983)
Net realized gain (loss)                                                                        6,976,516
Realized gain distributions                                                                    14,722,285
Net change in unrealized appreciation (depreciation)                                           (1,067,550)
                                                                                      --------------------
Net assets                                                                            $        50,976,612
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44             35,021    $        50,378               1.25%              -0.7%
12/31/2015                   1.45             36,466             52,848               1.25%               4.9%
12/31/2014                   1.38             25,403             35,106               1.25%              12.3%
12/31/2013                   1.23             26,449             32,536               1.25%              33.5%
12/31/2012                   0.92             22,832             21,037               1.25%              16.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               1.00%              -0.5%
12/31/2015                   1.49                  0                  0               1.00%               5.1%
12/31/2014                   1.42                  0                  0               1.00%              12.6%
12/31/2013                   1.26                  0                  0               1.00%              33.8%
12/31/2012                   0.94                  0                  0               1.00%              17.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%              -0.2%
12/31/2015                   1.54                  0                  0               0.75%               5.4%
12/31/2014                   1.46                  0                  0               0.75%              12.9%
12/31/2013                   1.29                  0                  0               0.75%              34.2%
12/31/2012                   0.96                  0                  0               0.75%              17.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%               0.0%
12/31/2015                   1.59                  0                  0               0.50%               5.7%
12/31/2014                   1.50                  0                  0               0.50%              13.2%
12/31/2013                   1.33                  0                  0               0.50%              34.5%
12/31/2012                   0.99                  0                  0               0.50%              17.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               0.3%
12/31/2015                   1.64                  0                  0               0.25%               5.9%
12/31/2014                   1.55                  0                  0               0.25%              13.5%
12/31/2013                   1.36                  0                  0               0.25%              34.9%
12/31/2012                   1.01                  0                  0               0.25%              18.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                337    $           598               0.00%               0.5%
12/31/2015                   1.76                263                464               0.00%               6.2%
12/31/2014                   1.66                145                241               0.00%              13.8%
12/31/2013                   1.46                 10                 15               0.00%              35.2%
12/31/2012                   1.08                  0                  0               0.00%              18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.1%
                 2014                                   0.1%
                 2013                                   0.4%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND I CLASS - 015570401

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,800,728    $    4,534,439           182,226
                                                                         ===============   ===============
Receivables: investments sold                                  11,870
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,812,598
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,812,598         2,177,910    $         2.21
Band 100                                                           --                --              2.27
Band 75                                                            --                --              2.33
Band 50                                                            --                --              2.39
Band 25                                                            --                --              2.45
Band 0                                                             --                --              2.51
                                                       ---------------   ---------------
 Total                                                 $    4,812,598         2,177,910
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (77,768)
                                                                                           ---------------
Net investment income (loss)                                                                      (77,768)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          204,701
Realized gain distributions                                                                        35,597
Net change in unrealized appreciation (depreciation)                                             (346,220)
                                                                                           ---------------
Net gain (loss)                                                                                  (105,922)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (183,690)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (77,768)   $          (111,811)
Net realized gain (loss)                                                   204,701                465,788
Realized gain distributions                                                 35,597                632,100
Net change in unrealized appreciation (depreciation)                      (346,220)              (551,371)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (183,690)               434,706
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   772,540              1,890,694
Cost of units redeemed                                                  (4,458,845)            (2,266,286)
Account charges                                                             (1,007)                  (918)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,687,312)              (376,510)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,871,002)                58,196
Net assets, beginning                                                    8,683,600              8,625,404
                                                               --------------------   --------------------
Net assets, ending                                             $         4,812,598    $         8,683,600
                                                               ====================   ====================

Units sold                                                                 366,225                886,910
Units redeemed                                                          (2,087,196)            (1,050,941)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,720,971)              (164,031)
Units outstanding, beginning                                             3,898,881              4,062,912
                                                               --------------------   --------------------
Units outstanding, ending                                                2,177,910              3,898,881
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,975,418
Cost of units redeemed/account charges                                                        (11,541,102)
Net investment income (loss)                                                                     (482,452)
Net realized gain (loss)                                                                        1,705,292
Realized gain distributions                                                                     2,889,153
Net change in unrealized appreciation (depreciation)                                              266,289
                                                                                      --------------------
Net assets                                                                            $         4,812,598
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21              2,178    $         4,813               1.25%              -0.8%
12/31/2015                   2.23              3,899              8,684               1.25%               4.9%
12/31/2014                   2.12              4,063              8,625               1.25%              11.9%
12/31/2013                   1.90              3,918              7,433               1.25%              33.1%
12/31/2012                   1.43              4,722              6,729               1.25%              16.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               1.00%              -0.5%
12/31/2015                   2.28                  0                  0               1.00%               5.2%
12/31/2014                   2.17                  0                  0               1.00%              12.2%
12/31/2013                   1.93                  0                  0               1.00%              33.5%
12/31/2012                   1.45                  0                  0               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                  0    $             0               0.75%              -0.3%
12/31/2015                   2.33                  0                  0               0.75%               5.4%
12/31/2014                   2.21                  0                  0               0.75%              12.5%
12/31/2013                   1.97                  0                  0               0.75%              33.8%
12/31/2012                   1.47                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.50%               0.0%
12/31/2015                   2.39                  0                  0               0.50%               5.7%
12/31/2014                   2.26                  0                  0               0.50%              12.7%
12/31/2013                   2.00                  0                  0               0.50%              34.1%
12/31/2012                   1.49                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.45                  0    $             0               0.25%               0.2%
12/31/2015                   2.44                  0                  0               0.25%               6.0%
12/31/2014                   2.30                  0                  0               0.25%              13.0%
12/31/2013                   2.04                  0                  0               0.25%              34.5%
12/31/2012                   1.52                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.51                  0    $             0               0.00%               0.5%
12/31/2015                   2.50                  0                  0               0.00%               6.2%
12/31/2014                   2.35                  0                  0               0.00%              13.3%
12/31/2013                   2.08                  0                  0               0.00%              34.8%
12/31/2012                   1.54                  0                  0               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND R CLASS - 015570872

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,437,184    $   11,869,845           483,793
                                                                         ===============   ===============
Receivables: investments sold                                 154,505
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,591,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,099,810         4,334,234    $         2.10
Band 100                                                           --                --              2.15
Band 75                                                            --                --              2.21
Band 50                                                       915,888           404,146              2.27
Band 25                                                            --                --              2.32
Band 0                                                      1,575,991           660,903              2.38
                                                       ---------------   ---------------
 Total                                                 $   11,591,689         5,399,283
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (127,638)
                                                                                           ---------------
Net investment income (loss)                                                                     (127,638)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (370,131)
Realized gain distributions                                                                        97,119
Net change in unrealized appreciation (depreciation)                                               58,422
                                                                                           ---------------
Net gain (loss)                                                                                  (214,590)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (342,228)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (127,638)   $          (151,247)
Net realized gain (loss)                                                  (370,131)             1,136,971
Realized gain distributions                                                 97,119              1,221,556
Net change in unrealized appreciation (depreciation)                        58,422             (1,529,014)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (342,228)               678,266
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,933,128             11,370,593
Cost of units redeemed                                                  (6,420,660)            (8,154,398)
Account charges                                                            (22,121)               (28,691)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,509,653)             3,187,504
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,851,881)             3,865,770
Net assets, beginning                                                   15,443,570             11,577,800
                                                               --------------------   --------------------
Net assets, ending                                             $        11,591,689    $        15,443,570
                                                               ====================   ====================

Units sold                                                               1,420,183              5,569,738
Units redeemed                                                          (3,141,983)            (4,037,661)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,721,800)             1,532,077
Units outstanding, beginning                                             7,121,083              5,589,006
                                                               --------------------   --------------------
Units outstanding, ending                                                5,399,283              7,121,083
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        29,302,662
Cost of units redeemed/account charges                                                        (23,117,163)
Net investment income (loss)                                                                     (543,376)
Net realized gain (loss)                                                                        1,856,809
Realized gain distributions                                                                     4,525,418
Net change in unrealized appreciation (depreciation)                                             (432,661)
                                                                                      --------------------
Net assets                                                                            $        11,591,689
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10              4,334    $         9,100               1.25%              -1.3%
12/31/2015                   2.13              5,785             12,301               1.25%               4.4%
12/31/2014                   2.04              4,529              9,228               1.25%              11.4%
12/31/2013                   1.83              5,110              9,349               1.25%              32.5%
12/31/2012                   1.38              5,000              6,906               1.25%              16.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               1.00%              -1.0%
12/31/2015                   2.18                  0                  0               1.00%               4.6%
12/31/2014                   2.08                  0                  0               1.00%              11.6%
12/31/2013                   1.86                  0                  0               1.00%              32.8%
12/31/2012                   1.40                  0                  0               1.00%              16.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.75%              -0.8%
12/31/2015                   2.23                  0                  0               0.75%               4.9%
12/31/2014                   2.12                  0                  0               0.75%              11.9%
12/31/2013                   1.90                  0                  0               0.75%              33.1%
12/31/2012                   1.42                  0                  0               0.75%              16.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                404    $           916               0.50%              -0.5%
12/31/2015                   2.28                429                977               0.50%               5.2%
12/31/2014                   2.17                459                994               0.50%              12.2%
12/31/2013                   1.93                487                940               0.50%              33.4%
12/31/2012                   1.45                536                775               0.50%              17.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32                  0    $             0               0.25%              -0.3%
12/31/2015                   2.33                  0                  0               0.25%               5.4%
12/31/2014                   2.21                  0                  0               0.25%              12.5%
12/31/2013                   1.97                  0                  0               0.25%              33.8%
12/31/2012                   1.47                  0                  0               0.25%              17.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                661    $         1,576               0.00%               0.0%
12/31/2015                   2.39                908              2,165               0.00%               5.7%
12/31/2014                   2.26                601              1,356               0.00%              12.8%
12/31/2013                   2.00                611              1,222               0.00%              34.1%
12/31/2012                   1.49                585                873               0.00%              17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   28,391,985    $   22,900,280           539,331
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,960)
                                                       ---------------
Net assets                                             $   28,385,025
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   28,385,025         6,861,306    $         4.14
Band 100                                                           --                --              4.28
Band 75                                                            --                --              4.42
Band 50                                                            --                --              4.57
Band 25                                                            --                --              4.72
Band 0                                                             --                --              5.43
                                                       ---------------   ---------------
 Total                                                 $   28,385,025         6,861,306
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (374,521)
                                                                                           ---------------
Net investment income (loss)                                                                     (374,521)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        1,261,237
Realized gain distributions                                                                       104,353
Net change in unrealized appreciation (depreciation)                                           (1,771,916)
                                                                                           ---------------
Net gain (loss)                                                                                  (406,326)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (780,847)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (374,521)   $          (456,294)
Net realized gain (loss)                                                 1,261,237              1,573,930
Realized gain distributions                                                104,353              3,779,401
Net change in unrealized appreciation (depreciation)                    (1,771,916)            (4,657,094)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (780,847)               239,943
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,029,788              1,642,186
Cost of units redeemed                                                  (5,850,662)            (4,388,691)
Account charges                                                             (8,313)                (9,705)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,829,187)            (2,756,210)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,610,034)            (2,516,267)
Net assets, beginning                                                   33,995,059             36,511,326
                                                               --------------------   --------------------
Net assets, ending                                             $        28,385,025    $        33,995,059
                                                               ====================   ====================

Units sold                                                                 290,393                428,699
Units redeemed                                                          (1,477,444)            (1,063,601)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,187,051)              (634,902)
Units outstanding, beginning                                             8,048,357              8,683,259
                                                               --------------------   --------------------
Units outstanding, ending                                                6,861,306              8,048,357
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       330,749,398
Cost of units redeemed/account charges                                                       (329,238,049)
Net investment income (loss)                                                                   10,829,632
Net realized gain (loss)                                                                       (9,387,928)
Realized gain distributions                                                                    19,940,267
Net change in unrealized appreciation (depreciation)                                            5,491,705
                                                                                      --------------------
Net assets                                                                            $        28,385,025
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.14              6,861    $        28,385               1.25%              -2.1%
12/31/2015                   4.22              8,048             33,995               1.25%               0.5%
12/31/2014                   4.20              8,683             36,511               1.25%               9.6%
12/31/2013                   3.84              9,499             36,442               1.25%              33.4%
12/31/2012                   2.88             12,763             36,702               1.25%               8.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.28                  0    $             0               1.00%              -1.8%
12/31/2015                   4.36                  0                  0               1.00%               0.7%
12/31/2014                   4.32                  0                  0               1.00%               9.9%
12/31/2013                   3.94                  0                  0               1.00%              33.7%
12/31/2012                   2.94                  0                  0               1.00%               8.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.42                  0    $             0               0.75%              -1.6%
12/31/2015                   4.49                  0                  0               0.75%               1.0%
12/31/2014                   4.45                  0                  0               0.75%              10.2%
12/31/2013                   4.04                  0                  0               0.75%              34.1%
12/31/2012                   3.01                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.57                  0    $             0               0.50%              -1.3%
12/31/2015                   4.63                  0                  0               0.50%               1.2%
12/31/2014                   4.57                  0                  0               0.50%              10.4%
12/31/2013                   4.14                  0                  0               0.50%              34.4%
12/31/2012                   3.08                  0                  0               0.50%               9.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.72                  0    $             0               0.25%              -1.1%
12/31/2015                   4.77                  0                  0               0.25%               1.5%
12/31/2014                   4.71                  0                  0               0.25%              10.7%
12/31/2013                   4.25                  0                  0               0.25%              34.7%
12/31/2012                   3.15                  0                  0               0.25%               9.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.43                  0    $             0               0.00%              -0.8%
12/31/2015                   5.47                  0                  0               0.00%               1.7%
12/31/2014                   5.38                  0                  0               0.00%              11.0%
12/31/2013                   4.85                  0                  0               0.00%              35.1%
12/31/2012                   3.59                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.2%
                 2013                                   0.8%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      266,333    $      246,413            16,416
                                                                         ===============   ===============
Receivables: investments sold                                     111
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      266,444
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      266,444           170,402    $         1.56
Band 100                                                           --                --              1.60
Band 75                                                            --                --              1.65
Band 50                                                            --                --              1.69
Band 25                                                            --                --              1.73
Band 0                                                             --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $      266,444           170,402
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,219)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,219)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (219,878)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              236,404
                                                                                           ---------------
Net gain (loss)                                                                                    16,526
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,307
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,219)   $            (7,510)
Net realized gain (loss)                                                  (219,878)              (110,278)
Realized gain distributions                                                     --                185,004
Net change in unrealized appreciation (depreciation)                       236,404                (98,642)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,307                (31,426)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    87,253                250,638
Cost of units redeemed                                                    (342,972)              (496,688)
Account charges                                                               (102)                  (173)
                                                               --------------------   --------------------
Increase (decrease)                                                       (255,821)              (246,223)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (243,514)              (277,649)
Net assets, beginning                                                      509,958                787,607
                                                               --------------------   --------------------
Net assets, ending                                             $           266,444    $           509,958
                                                               ====================   ====================

Units sold                                                                  62,653                158,260
Units redeemed                                                            (237,313)              (322,033)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (174,660)              (163,773)
Units outstanding, beginning                                               345,062                508,835
                                                               --------------------   --------------------
Units outstanding, ending                                                  170,402                345,062
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,819,420
Cost of units redeemed/account charges                                                        (12,912,723)
Net investment income (loss)                                                                     (364,774)
Net realized gain (loss)                                                                        1,169,645
Realized gain distributions                                                                     2,534,956
Net change in unrealized appreciation (depreciation)                                               19,920
                                                                                      --------------------
Net assets                                                                            $           266,444
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                170    $           266               1.25%               5.8%
12/31/2015                   1.48                345                510               1.25%              -4.5%
12/31/2014                   1.55                509                788               1.25%              -1.5%
12/31/2013                   1.57              4,770              7,495               1.25%              32.5%
12/31/2012                   1.19              5,109              6,059               1.25%              11.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               1.00%               6.1%
12/31/2015                   1.51                  0                  0               1.00%              -4.3%
12/31/2014                   1.58                  0                  0               1.00%              -1.2%
12/31/2013                   1.60                  0                  0               1.00%              32.8%
12/31/2012                   1.20                  0                  0               1.00%              11.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.75%               6.3%
12/31/2015                   1.55                  0                  0               0.75%              -4.0%
12/31/2014                   1.61                  0                  0               0.75%              -1.0%
12/31/2013                   1.63                  0                  0               0.75%              33.2%
12/31/2012                   1.22                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.50%               6.6%
12/31/2015                   1.58                  0                  0               0.50%              -3.8%
12/31/2014                   1.65                  0                  0               0.50%              -0.7%
12/31/2013                   1.66                  0                  0               0.50%              33.5%
12/31/2012                   1.24                  0                  0               0.50%              11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.25%               6.9%
12/31/2015                   1.62                  0                  0               0.25%              -3.6%
12/31/2014                   1.68                  0                  0               0.25%              -0.5%
12/31/2013                   1.69                  0                  0               0.25%              33.8%
12/31/2012                   1.26                  0                  0               0.25%              12.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.00%               7.1%
12/31/2015                   1.66                  0                  0               0.00%              -3.3%
12/31/2014                   1.71                  0                  0               0.00%              -0.3%
12/31/2013                   1.72                  0                  0               0.00%              34.2%
12/31/2012                   1.28                  0                  0               0.00%              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       26,020    $       25,400             1,876
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (9)
                                                       ---------------
Net assets                                             $       26,011
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       26,011            17,479    $         1.49
Band 100                                                           --                --              1.53
Band 75                                                            --                --              1.57
Band 50                                                            --                --              1.61
Band 25                                                            --                --              1.65
Band 0                                                             --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $       26,011            17,479
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (345)
                                                                                           ---------------
Net investment income (loss)                                                                         (345)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (14,909)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               16,186
                                                                                           ---------------
Net gain (loss)                                                                                     1,277
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          932
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (345)   $            (1,145)
Net realized gain (loss)                                                   (14,909)               (17,839)
Realized gain distributions                                                     --                 13,845
Net change in unrealized appreciation (depreciation)                        16,186                  7,035
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              932                  1,896
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     7,002                 14,912
Cost of units redeemed                                                     (20,158)              (115,062)
Account charges                                                                 (5)                    (4)
                                                               --------------------   --------------------
Increase (decrease)                                                        (13,161)              (100,154)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (12,229)               (98,258)
Net assets, beginning                                                       38,240                136,498
                                                               --------------------   --------------------
Net assets, ending                                             $            26,011    $            38,240
                                                               ====================   ====================

Units sold                                                                   5,436                 10,028
Units redeemed                                                             (15,015)               (74,776)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,579)               (64,748)
Units outstanding, beginning                                                27,058                 91,806
                                                               --------------------   --------------------
Units outstanding, ending                                                   17,479                 27,058
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,326,077
Cost of units redeemed/account charges                                                         (1,557,767)
Net investment income (loss)                                                                      (39,628)
Net realized gain (loss)                                                                           97,746
Realized gain distributions                                                                       198,963
Net change in unrealized appreciation (depreciation)                                                  620
                                                                                      --------------------
Net assets                                                                            $            26,011
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                 17    $            26               1.25%               5.3%
12/31/2015                   1.41                 27                 38               1.25%              -4.9%
12/31/2014                   1.49                 92                136               1.25%              -2.0%
12/31/2013                   1.52                234                355               1.25%              31.9%
12/31/2012                   1.15                494                568               1.25%              10.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               1.00%               5.6%
12/31/2015                   1.45                  0                  0               1.00%              -4.7%
12/31/2014                   1.52                  0                  0               1.00%              -1.7%
12/31/2013                   1.54                  0                  0               1.00%              32.2%
12/31/2012                   1.17                  0                  0               1.00%              10.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%               5.8%
12/31/2015                   1.48                  0                  0               0.75%              -4.5%
12/31/2014                   1.55                  0                  0               0.75%              -1.5%
12/31/2013                   1.57                  0                  0               0.75%              32.5%
12/31/2012                   1.19                  0                  0               0.75%              11.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.50%               6.1%
12/31/2015                   1.51                  0                  0               0.50%              -4.2%
12/31/2014                   1.58                  0                  0               0.50%              -1.2%
12/31/2013                   1.60                  0                  0               0.50%              32.9%
12/31/2012                   1.20                  0                  0               0.50%              11.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.25%               6.4%
12/31/2015                   1.55                  0                  0               0.25%              -4.0%
12/31/2014                   1.61                  0                  0               0.25%              -1.0%
12/31/2013                   1.63                  0                  0               0.25%              33.2%
12/31/2012                   1.22                  0                  0               0.25%              11.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.00%               6.6%
12/31/2015                   1.59                  0                  0               0.00%              -3.7%
12/31/2014                   1.65                  0                  0               0.00%              -0.7%
12/31/2013                   1.66                  0                  0               0.00%              33.5%
12/31/2012                   1.24                  0                  0               0.00%              11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALGER CAPITAL APPRECIATION FUND Z CLASS - 015565419 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2025 FUND A CLASS - 01880B868

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.14
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.17
Band 50                                                            --                --              1.18
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (6)
                                                                                           ---------------
Net investment income (loss)                                                                           (6)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (182)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  181
                                                                                           ---------------
Net gain (loss)                                                                                        (1)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (7)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (6)   $                37
Net realized gain (loss)                                                      (182)                   (90)
Realized gain distributions                                                     --                      3
Net change in unrealized appreciation (depreciation)                           181                    (39)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               (7)                   (89)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                  1,985
Cost of units redeemed                                                      (2,567)                (2,373)
Account charges                                                                (45)                   (20)
                                                               --------------------   --------------------
Increase (decrease)                                                         (2,612)                  (408)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (2,619)                  (497)
Net assets, beginning                                                        2,619                  3,116
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $             2,619
                                                               ====================   ====================

Units sold                                                                      --                  1,768
Units redeemed                                                              (2,434)                (2,147)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (2,434)                  (379)
Units outstanding, beginning                                                 2,434                  2,813
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                  2,434
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            78,138
Cost of units redeemed/account charges                                                            (78,301)
Net investment income (loss)                                                                           81
Net realized gain (loss)                                                                               79
Realized gain distributions                                                                             3
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.25%               6.3%
12/31/2015                   1.08                  2                  3               1.25%              -2.9%
12/31/2014                   1.11                  3                  3               1.25%               0.4%
12/31/2013                   1.10                  0                  0               1.25%               3.5%
12/31/2012                   1.07                  0                  0               1.25%               6.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%               6.6%
12/31/2015                   1.09                  0                  0               1.00%              -2.6%
12/31/2014                   1.12                  0                  0               1.00%               0.7%
12/31/2013                   1.11                  0                  0               1.00%               3.7%
12/31/2012                   1.07                  0                  0               1.00%               6.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.75%               6.8%
12/31/2015                   1.10                  0                  0               0.75%              -2.4%
12/31/2014                   1.12                  0                  0               0.75%               0.9%
12/31/2013                   1.11                  0                  0               0.75%               4.0%
12/31/2012                   1.07                  0                  0               0.75%               7.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.50%               7.1%
12/31/2015                   1.11                  0                  0               0.50%              -2.1%
12/31/2014                   1.13                  0                  0               0.50%               1.2%
12/31/2013                   1.12                  0                  0               0.50%               4.2%
12/31/2012                   1.07                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%               7.4%
12/31/2015                   1.12                  0                  0               0.25%              -1.9%
12/31/2014                   1.14                  0                  0               0.25%               1.4%
12/31/2013                   1.12                  0                  0               0.25%               4.5%
12/31/2012                   1.07                  0                  0               0.25%               7.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.00%               7.6%
12/31/2015                   1.13                  0                  0               0.00%              -1.7%
12/31/2014                   1.14                  0                  0               0.00%               1.7%
12/31/2013                   1.13                  0                  0               0.00%               4.8%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   2.8%
                 2014                                   5.6%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       ALLIANZGI NFJ DIVIDEND VALUE FUND ADMINISTRATIVE CLASS - 018918235

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      441,443    $      413,698            26,085
                                                                         ===============   ===============
Receivables: investments sold                                     179
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      441,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      441,622           319,635    $         1.38
Band 100                                                           --                --              1.42
Band 75                                                            --                --              1.45
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $      441,622           319,635
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,047
Mortality & expense charges                                                                       (11,444)
                                                                                           ---------------
Net investment income (loss)                                                                        9,603
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          137,831
Realized gain distributions                                                                        15,595
Net change in unrealized appreciation (depreciation)                                              (79,121)
                                                                                           ---------------
Net gain (loss)                                                                                    74,305
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       83,908
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             9,603    $            17,657
Net realized gain (loss)                                                   137,831                 83,667
Realized gain distributions                                                 15,595                     --
Net change in unrealized appreciation (depreciation)                       (79,121)              (264,342)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           83,908               (163,018)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   152,826                756,719
Cost of units redeemed                                                  (1,457,899)              (322,722)
Account charges                                                                 (2)                   (34)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,305,075)               433,963
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,221,167)               270,945
Net assets, beginning                                                    1,662,789              1,391,844
                                                               --------------------   --------------------
Net assets, ending                                             $           441,622    $         1,662,789
                                                               ====================   ====================

Units sold                                                                 123,084                588,181
Units redeemed                                                          (1,182,336)              (251,390)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,059,252)               336,791
Units outstanding, beginning                                             1,378,887              1,042,096
                                                               --------------------   --------------------
Units outstanding, ending                                                  319,635              1,378,887
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,433,520
Cost of units redeemed/account charges                                                         (5,409,799)
Net investment income (loss)                                                                      176,527
Net realized gain (loss)                                                                          105,059
Realized gain distributions                                                                       108,570
Net change in unrealized appreciation (depreciation)                                               27,745
                                                                                      --------------------
Net assets                                                                            $           441,622
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                320    $           442               1.25%              14.6%
12/31/2015                   1.21              1,379              1,663               1.25%              -9.7%
12/31/2014                   1.34              1,042              1,392               1.25%               8.4%
12/31/2013                   1.23                998              1,229               1.25%              27.2%
12/31/2012                   0.97              1,054              1,021               1.25%              12.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               1.00%              14.9%
12/31/2015                   1.23                  0                  0               1.00%              -9.5%
12/31/2014                   1.36                  0                  0               1.00%               8.7%
12/31/2013                   1.25                  0                  0               1.00%              27.5%
12/31/2012                   0.98                  0                  0               1.00%              12.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.75%              15.1%
12/31/2015                   1.26                  0                  0               0.75%              -9.3%
12/31/2014                   1.39                  0                  0               0.75%               9.0%
12/31/2013                   1.28                  0                  0               0.75%              27.8%
12/31/2012                   1.00                  0                  0               0.75%              13.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%              15.4%
12/31/2015                   1.29                  0                  0               0.50%              -9.0%
12/31/2014                   1.42                  0                  0               0.50%               9.2%
12/31/2013                   1.30                  0                  0               0.50%              28.1%
12/31/2012                   1.01                  0                  0               0.50%              13.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.25%              15.7%
12/31/2015                   1.32                  0                  0               0.25%              -8.8%
12/31/2014                   1.45                  0                  0               0.25%               9.5%
12/31/2013                   1.32                  0                  0               0.25%              28.5%
12/31/2012                   1.03                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.00%              16.0%
12/31/2015                   1.35                  0                  0               0.00%              -8.6%
12/31/2014                   1.48                  0                  0               0.00%               9.8%
12/31/2013                   1.35                  0                  0               0.00%              28.8%
12/31/2012                   1.05                  0                  0               0.00%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   2.4%
                 2014                                   1.8%
                 2013                                   2.4%
                 2012                                   2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2030 FUND ADMINISTRATIVE CLASS - 01900A429

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      391,240    $      393,296            19,678
                                                                         ===============   ===============
Receivables: investments sold                                   1,353
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      392,593
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      392,593           332,297    $         1.18
Band 100                                                           --                --              1.20
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.24
Band 0                                                             --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $      392,593           332,297
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,767
Mortality & expense charges                                                                        (4,460)
                                                                                           ---------------
Net investment income (loss)                                                                        3,307
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (300)
Realized gain distributions                                                                         1,455
Net change in unrealized appreciation (depreciation)                                               18,705
                                                                                           ---------------
Net gain (loss)                                                                                    19,860
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       23,167
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,307    $             6,100
Net realized gain (loss)                                                      (300)                (2,649)
Realized gain distributions                                                  1,455                    531
Net change in unrealized appreciation (depreciation)                        18,705                (17,213)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           23,167                (13,231)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    54,951                364,710
Cost of units redeemed                                                      (7,149)              (238,091)
Account charges                                                             (1,902)                  (686)
                                                               --------------------   --------------------
Increase (decrease)                                                         45,900                125,933
                                                               --------------------   --------------------
Net increase (decrease)                                                     69,067                112,702
Net assets, beginning                                                      323,526                210,824
                                                               --------------------   --------------------
Net assets, ending                                             $           392,593    $           323,526
                                                               ====================   ====================

Units sold                                                                  48,497                368,089
Units redeemed                                                              (7,933)              (260,319)
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,564                107,770
Units outstanding, beginning                                               291,733                183,963
                                                               --------------------   --------------------
Units outstanding, ending                                                  332,297                291,733
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           689,674
Cost of units redeemed/account charges                                                           (314,305)
Net investment income (loss)                                                                       15,724
Net realized gain (loss)                                                                             (834)
Realized gain distributions                                                                         4,390
Net change in unrealized appreciation (depreciation)                                               (2,056)
                                                                                      --------------------
Net assets                                                                            $           392,593
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                332    $           393               1.25%               6.5%
12/31/2015                   1.11                292                324               1.25%              -3.2%
12/31/2014                   1.15                184                211               1.25%               0.1%
12/31/2013                   1.14                159                182               1.25%               6.3%
12/31/2012                   1.08                  0                  0               1.25%               7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               1.00%               6.8%
12/31/2015                   1.12                  0                  0               1.00%              -3.0%
12/31/2014                   1.15                  0                  0               1.00%               0.4%
12/31/2013                   1.15                  0                  0               1.00%               6.6%
12/31/2012                   1.08                  0                  0               1.00%               7.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               7.1%
12/31/2015                   1.13                  0                  0               0.75%              -2.7%
12/31/2014                   1.16                  0                  0               0.75%               0.6%
12/31/2013                   1.15                  0                  0               0.75%               6.9%
12/31/2012                   1.08                  0                  0               0.75%               8.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               7.3%
12/31/2015                   1.14                  0                  0               0.50%              -2.5%
12/31/2014                   1.17                  0                  0               0.50%               0.9%
12/31/2013                   1.16                  0                  0               0.50%               7.1%
12/31/2012                   1.08                  0                  0               0.50%               8.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%               7.6%
12/31/2015                   1.15                  0                  0               0.25%              -2.3%
12/31/2014                   1.18                  0                  0               0.25%               1.1%
12/31/2013                   1.16                  0                  0               0.25%               7.4%
12/31/2012                   1.08                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.00%               7.9%
12/31/2015                   1.16                  0                  0               0.00%              -2.0%
12/31/2014                   1.18                  0                  0               0.00%               1.4%
12/31/2013                   1.17                  0                  0               0.00%               7.7%
12/31/2012                   1.08                  0                  0               0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   3.6%
                 2014                                   3.5%
                 2013                                   4.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2030 FUND A CLASS - 01900A486

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.18
Band 100                                                           --                --              1.19
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (109)
                                                                                           ---------------
Net investment income (loss)                                                                         (109)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,316)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,979
                                                                                           ---------------
Net gain (loss)                                                                                       663
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          554
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (109)   $               585
Net realized gain (loss)                                                    (2,316)                   (14)
Realized gain distributions                                                     --                     53
Net change in unrealized appreciation (depreciation)                         2,979                 (1,884)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              554                 (1,260)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,571                 18,225
Cost of units redeemed                                                     (40,237)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        (34,666)                18,225
                                                               --------------------   --------------------
Net increase (decrease)                                                    (34,112)                16,965
Net assets, beginning                                                       34,112                 17,147
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $            34,112
                                                               ====================   ====================

Units sold                                                                   5,205                 15,868
Units redeemed                                                             (36,039)                   (16)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (30,834)                15,852
Units outstanding, beginning                                                30,834                 14,982
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                 30,834
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            41,351
Cost of units redeemed/account charges                                                            (40,237)
Net investment income (loss)                                                                          964
Net realized gain (loss)                                                                           (2,329)
Realized gain distributions                                                                           251
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.25%               6.5%
12/31/2015                   1.11                 31                 34               1.25%              -3.3%
12/31/2014                   1.14                 15                 17               1.25%               0.1%
12/31/2013                   1.14                  0                  0               1.25%               6.2%
12/31/2012                   1.08                  0                  0               1.25%               7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               1.00%               6.8%
12/31/2015                   1.12                  0                  0               1.00%              -3.1%
12/31/2014                   1.15                  0                  0               1.00%               0.4%
12/31/2013                   1.15                  0                  0               1.00%               6.5%
12/31/2012                   1.08                  0                  0               1.00%               7.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               7.0%
12/31/2015                   1.13                  0                  0               0.75%              -2.9%
12/31/2014                   1.16                  0                  0               0.75%               0.6%
12/31/2013                   1.15                  0                  0               0.75%               6.8%
12/31/2012                   1.08                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               7.3%
12/31/2015                   1.14                  0                  0               0.50%              -2.6%
12/31/2014                   1.17                  0                  0               0.50%               0.9%
12/31/2013                   1.16                  0                  0               0.50%               7.0%
12/31/2012                   1.08                  0                  0               0.50%               8.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               7.6%
12/31/2015                   1.15                  0                  0               0.25%              -2.4%
12/31/2014                   1.17                  0                  0               0.25%               1.1%
12/31/2013                   1.16                  0                  0               0.25%               7.3%
12/31/2012                   1.08                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.00%               7.8%
12/31/2015                   1.16                  0                  0               0.00%              -2.1%
12/31/2014                   1.18                  0                  0               0.00%               1.4%
12/31/2013                   1.17                  0                  0               0.00%               7.6%
12/31/2012                   1.08                  0                  0               0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   3.7%
                 2014                                   6.6%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2035 FUND ADMINISTRATIVE CLASS - 01880B769

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      109,657    $      108,649             6,302
                                                                         ===============   ===============
Receivables: investments sold                                     642
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      110,299
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      110,299            90,118    $         1.22
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $      110,299            90,118
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,342
Mortality & expense charges                                                                        (1,206)
                                                                                           ---------------
Net investment income (loss)                                                                        1,136
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,083)
Realized gain distributions                                                                           542
Net change in unrealized appreciation (depreciation)                                                6,401
                                                                                           ---------------
Net gain (loss)                                                                                     4,860
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,996
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,136    $               468
Net realized gain (loss)                                                    (2,083)                (3,817)
Realized gain distributions                                                    542                    218
Net change in unrealized appreciation (depreciation)                         6,401                 (1,194)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,996                 (4,325)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    27,894                168,795
Cost of units redeemed                                                     (24,833)              (289,564)
Account charges                                                               (699)                  (366)
                                                               --------------------   --------------------
Increase (decrease)                                                          2,362               (121,135)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,358               (125,460)
Net assets, beginning                                                      101,941                227,401
                                                               --------------------   --------------------
Net assets, ending                                             $           110,299    $           101,941
                                                               ====================   ====================

Units sold                                                                  23,975                202,643
Units redeemed                                                             (22,912)              (305,736)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,063               (103,093)
Units outstanding, beginning                                                89,055                192,148
                                                               --------------------   --------------------
Units outstanding, ending                                                   90,118                 89,055
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           488,257
Cost of units redeemed/account charges                                                           (386,321)
Net investment income (loss)                                                                        8,224
Net realized gain (loss)                                                                           (3,571)
Realized gain distributions                                                                         2,702
Net change in unrealized appreciation (depreciation)                                                1,008
                                                                                      --------------------
Net assets                                                                            $           110,299
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                 90    $           110               1.25%               6.9%
12/31/2015                   1.14                 89                102               1.25%              -3.3%
12/31/2014                   1.18                192                227               1.25%               0.1%
12/31/2013                   1.18                114                135               1.25%               8.7%
12/31/2012                   1.09                  0                  0               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%               7.2%
12/31/2015                   1.16                  0                  0               1.00%              -3.0%
12/31/2014                   1.19                  0                  0               1.00%               0.4%
12/31/2013                   1.19                  0                  0               1.00%               9.0%
12/31/2012                   1.09                  0                  0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%               7.5%
12/31/2015                   1.17                  0                  0               0.75%              -2.8%
12/31/2014                   1.20                  0                  0               0.75%               0.6%
12/31/2013                   1.19                  0                  0               0.75%               9.3%
12/31/2012                   1.09                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%               7.7%
12/31/2015                   1.18                  0                  0               0.50%              -2.5%
12/31/2014                   1.21                  0                  0               0.50%               0.9%
12/31/2013                   1.20                  0                  0               0.50%               9.5%
12/31/2012                   1.09                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%               8.0%
12/31/2015                   1.19                  0                  0               0.25%              -2.3%
12/31/2014                   1.21                  0                  0               0.25%               1.1%
12/31/2013                   1.20                  0                  0               0.25%               9.8%
12/31/2012                   1.09                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.00%               8.3%
12/31/2015                   1.20                  0                  0               0.00%              -2.1%
12/31/2014                   1.22                  0                  0               0.00%               1.4%
12/31/2013                   1.21                  0                  0               0.00%              10.1%
12/31/2012                   1.10                  0                  0               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   1.6%
                 2014                                   4.2%
                 2013                                   4.2%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2035 FUND A CLASS - 01880B819 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.22
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.26
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.25%               6.8%
12/31/2015                   1.14                  0                  0               1.25%              -3.3%
12/31/2014                   1.18                  0                  0               1.25%               0.0%
12/31/2013                   1.18                  0                  0               1.25%               8.6%
12/31/2012                   1.09                  0                  0               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%               7.1%
12/31/2015                   1.15                  0                  0               1.00%              -3.1%
12/31/2014                   1.19                  0                  0               1.00%               0.3%
12/31/2013                   1.19                  0                  0               1.00%               8.9%
12/31/2012                   1.09                  0                  0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%               7.4%
12/31/2015                   1.16                  0                  0               0.75%              -2.8%
12/31/2014                   1.20                  0                  0               0.75%               0.5%
12/31/2013                   1.19                  0                  0               0.75%               9.2%
12/31/2012                   1.09                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.50%               7.6%
12/31/2015                   1.17                  0                  0               0.50%              -2.6%
12/31/2014                   1.20                  0                  0               0.50%               0.8%
12/31/2013                   1.20                  0                  0               0.50%               9.4%
12/31/2012                   1.09                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%               7.9%
12/31/2015                   1.18                  0                  0               0.25%              -2.3%
12/31/2014                   1.21                  0                  0               0.25%               1.0%
12/31/2013                   1.20                  0                  0               0.25%               9.7%
12/31/2012                   1.09                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.00%               8.2%
12/31/2015                   1.19                  0                  0               0.00%              -2.1%
12/31/2014                   1.22                  0                  0               0.00%               1.3%
12/31/2013                   1.20                  0                  0               0.00%              10.0%
12/31/2012                   1.10                  0                  0               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2040 FUND ADMINISTRATIVE CLASS - 01900A346

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      298,617    $      304,213            14,961
                                                                         ===============   ===============
Receivables: investments sold                                   1,664
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      300,281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      300,281           240,050    $         1.25
Band 100                                                           --                --              1.27
Band 75                                                            --                --              1.28
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.31
Band 0                                                             --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $      300,281           240,050
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,258
Mortality & expense charges                                                                        (3,332)
                                                                                           ---------------
Net investment income (loss)                                                                        2,926
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (149)
Realized gain distributions                                                                         5,297
Net change in unrealized appreciation (depreciation)                                               10,576
                                                                                           ---------------
Net gain (loss)                                                                                    15,724
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       18,650
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,926    $             2,606
Net realized gain (loss)                                                      (149)                  (987)
Realized gain distributions                                                  5,297                  1,086
Net change in unrealized appreciation (depreciation)                        10,576                (13,381)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           18,650                (10,676)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    40,177                281,691
Cost of units redeemed                                                      (1,758)              (227,992)
Account charges                                                             (1,502)                  (775)
                                                               --------------------   --------------------
Increase (decrease)                                                         36,917                 52,924
                                                               --------------------   --------------------
Net increase (decrease)                                                     55,567                 42,248
Net assets, beginning                                                      244,714                202,466
                                                               --------------------   --------------------
Net assets, ending                                             $           300,281    $           244,714
                                                               ====================   ====================

Units sold                                                                  33,750                267,244
Units redeemed                                                              (2,681)              (225,738)
                                                               --------------------   --------------------
Net increase (decrease)                                                     31,069                 41,506
Units outstanding, beginning                                               208,981                167,475
                                                               --------------------   --------------------
Units outstanding, ending                                                  240,050                208,981
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           644,699
Cost of units redeemed/account charges                                                           (368,030)
Net investment income (loss)                                                                       13,205
Net realized gain (loss)                                                                            4,616
Realized gain distributions                                                                        11,387
Net change in unrealized appreciation (depreciation)                                               (5,596)
                                                                                      --------------------
Net assets                                                                            $           300,281
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                240    $           300               1.25%               6.8%
12/31/2015                   1.17                209                245               1.25%              -3.1%
12/31/2014                   1.21                167                202               1.25%               0.1%
12/31/2013                   1.21                185                223               1.25%              10.8%
12/31/2012                   1.09                  0                  0               1.25%               9.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.00%               7.1%
12/31/2015                   1.18                  0                  0               1.00%              -2.9%
12/31/2014                   1.22                  0                  0               1.00%               0.3%
12/31/2013                   1.21                  0                  0               1.00%              11.1%
12/31/2012                   1.09                  0                  0               1.00%               9.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%               7.4%
12/31/2015                   1.19                  0                  0               0.75%              -2.7%
12/31/2014                   1.22                  0                  0               0.75%               0.6%
12/31/2013                   1.22                  0                  0               0.75%              11.3%
12/31/2012                   1.09                  0                  0               0.75%               9.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%               7.6%
12/31/2015                   1.20                  0                  0               0.50%              -2.4%
12/31/2014                   1.23                  0                  0               0.50%               0.8%
12/31/2013                   1.22                  0                  0               0.50%              11.6%
12/31/2012                   1.10                  0                  0               0.50%               9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               7.9%
12/31/2015                   1.21                  0                  0               0.25%              -2.2%
12/31/2014                   1.24                  0                  0               0.25%               1.1%
12/31/2013                   1.23                  0                  0               0.25%              11.9%
12/31/2012                   1.10                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.00%               8.2%
12/31/2015                   1.22                  0                  0               0.00%              -1.9%
12/31/2014                   1.25                  0                  0               0.00%               1.3%
12/31/2013                   1.23                  0                  0               0.00%              12.2%
12/31/2012                   1.10                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   2.5%
                 2014                                   3.7%
                 2013                                   4.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2040 FUND A CLASS - 01900A411

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.25
Band 100                                                           --                --              1.26
Band 75                                                            --                --              1.28
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.31
Band 0                                                             --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (14)
                                                                                           ---------------
Net investment income (loss)                                                                          (14)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (354)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  344
                                                                                           ---------------
Net gain (loss)                                                                                       (10)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (24)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (14)   $                61
Net realized gain (loss)                                                      (354)                    (3)
Realized gain distributions                                                     --                     16
Net change in unrealized appreciation (depreciation)                           344                   (224)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              (24)                  (150)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       581                  4,001
Cost of units redeemed                                                      (5,799)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         (5,218)                 4,001
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,242)                 3,851
Net assets, beginning                                                        5,242                  1,391
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $             5,242
                                                               ====================   ====================

Units sold                                                                     522                  3,329
Units redeemed                                                              (5,003)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,481)                 3,329
Units outstanding, beginning                                                 4,481                  1,152
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                  4,481
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             6,009
Cost of units redeemed/account charges                                                             (5,799)
Net investment income (loss)                                                                           97
Net realized gain (loss)                                                                             (357)
Realized gain distributions                                                                            50
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.25%               6.7%
12/31/2015                   1.17                  4                  5               1.25%              -3.1%
12/31/2014                   1.21                  1                  1               1.25%               0.0%
12/31/2013                   1.21                  0                  0               1.25%              10.7%
12/31/2012                   1.09                  0                  0               1.25%               9.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               1.00%               7.0%
12/31/2015                   1.18                  0                  0               1.00%              -2.9%
12/31/2014                   1.22                  0                  0               1.00%               0.2%
12/31/2013                   1.21                  0                  0               1.00%              11.0%
12/31/2012                   1.09                  0                  0               1.00%               9.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%               7.3%
12/31/2015                   1.19                  0                  0               0.75%              -2.6%
12/31/2014                   1.22                  0                  0               0.75%               0.5%
12/31/2013                   1.22                  0                  0               0.75%              11.3%
12/31/2012                   1.09                  0                  0               0.75%               9.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%               7.5%
12/31/2015                   1.20                  0                  0               0.50%              -2.4%
12/31/2014                   1.23                  0                  0               0.50%               0.7%
12/31/2013                   1.22                  0                  0               0.50%              11.6%
12/31/2012                   1.10                  0                  0               0.50%               9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               7.8%
12/31/2015                   1.21                  0                  0               0.25%              -2.1%
12/31/2014                   1.24                  0                  0               0.25%               1.0%
12/31/2013                   1.23                  0                  0               0.25%              11.8%
12/31/2012                   1.10                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.00%               8.1%
12/31/2015                   1.22                  0                  0               0.00%              -1.9%
12/31/2014                   1.25                  0                  0               0.00%               1.2%
12/31/2013                   1.23                  0                  0               0.00%              12.1%
12/31/2012                   1.10                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   3.0%
                 2014                                   7.8%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2045 FUND ADMINISTRATIVE CLASS - 01880B710

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      222,283    $      225,530            12,855
                                                                         ===============   ===============
Receivables: investments sold                                   1,659
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      223,942
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      223,942           175,191    $         1.28
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.31
Band 50                                                            --                --              1.32
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $      223,942           175,191
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,419
Mortality & expense charges                                                                        (2,645)
                                                                                           ---------------
Net investment income (loss)                                                                        2,774
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (894)
Realized gain distributions                                                                         6,549
Net change in unrealized appreciation (depreciation)                                                7,388
                                                                                           ---------------
Net gain (loss)                                                                                    13,043
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,817
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,774    $             2,142
Net realized gain (loss)                                                      (894)                (3,174)
Realized gain distributions                                                  6,549                  1,423
Net change in unrealized appreciation (depreciation)                         7,388                (11,034)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,817                (10,643)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    53,192                259,553
Cost of units redeemed                                                     (47,490)              (186,180)
Account charges                                                             (2,211)                  (889)
                                                               --------------------   --------------------
Increase (decrease)                                                          3,491                 72,484
                                                               --------------------   --------------------
Net increase (decrease)                                                     19,308                 61,841
Net assets, beginning                                                      204,634                142,793
                                                               --------------------   --------------------
Net assets, ending                                             $           223,942    $           204,634
                                                               ====================   ====================

Units sold                                                                  43,973                348,467
Units redeemed                                                             (40,691)              (292,661)
                                                               --------------------   --------------------
Net increase (decrease)                                                      3,282                 55,806
Units outstanding, beginning                                               171,909                116,103
                                                               --------------------   --------------------
Units outstanding, ending                                                  175,191                171,909
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           549,007
Cost of units redeemed/account charges                                                           (344,959)
Net investment income (loss)                                                                        9,861
Net realized gain (loss)                                                                            3,217
Realized gain distributions                                                                        10,063
Net change in unrealized appreciation (depreciation)                                               (3,247)
                                                                                      --------------------
Net assets                                                                            $           223,942
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                175    $           224               1.25%               7.4%
12/31/2015                   1.19                172                205               1.25%              -3.2%
12/31/2014                   1.23                116                143               1.25%               0.0%
12/31/2013                   1.23                114                140               1.25%              12.1%
12/31/2012                   1.10                  0                  0               1.25%               9.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%               7.7%
12/31/2015                   1.20                  0                  0               1.00%              -3.0%
12/31/2014                   1.24                  0                  0               1.00%               0.3%
12/31/2013                   1.23                  0                  0               1.00%              12.4%
12/31/2012                   1.10                  0                  0               1.00%               9.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.75%               7.9%
12/31/2015                   1.21                  0                  0               0.75%              -2.7%
12/31/2014                   1.25                  0                  0               0.75%               0.5%
12/31/2013                   1.24                  0                  0               0.75%              12.7%
12/31/2012                   1.10                  0                  0               0.75%              10.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.50%               8.2%
12/31/2015                   1.22                  0                  0               0.50%              -2.5%
12/31/2014                   1.25                  0                  0               0.50%               0.8%
12/31/2013                   1.24                  0                  0               0.50%              13.0%
12/31/2012                   1.10                  0                  0               0.50%              10.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               8.5%
12/31/2015                   1.23                  0                  0               0.25%              -2.2%
12/31/2014                   1.26                  0                  0               0.25%               1.0%
12/31/2013                   1.25                  0                  0               0.25%              13.3%
12/31/2012                   1.10                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.00%               8.7%
12/31/2015                   1.25                  0                  0               0.00%              -2.0%
12/31/2014                   1.27                  0                  0               0.00%               1.3%
12/31/2013                   1.25                  0                  0               0.00%              13.6%
12/31/2012                   1.10                  0                  0               0.00%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.5%
                 2015                                   2.6%
                 2014                                   3.9%
                 2013                                   4.6%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2045 FUND A CLASS - 01880B751

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.28
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.31
Band 50                                                            --                --              1.32
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (1)
                                                                                           ---------------
Net investment income (loss)                                                                           (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (328)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  194
                                                                                           ---------------
Net gain (loss)                                                                                      (134)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (135)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (1)   $                16
Net realized gain (loss)                                                      (328)                    (2)
Realized gain distributions                                                     --                     13
Net change in unrealized appreciation (depreciation)                           194                   (112)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (135)                   (85)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                    841
Cost of units redeemed                                                      (1,714)                    --
Account charges                                                                (40)                   (20)
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,754)                   821
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,889)                   736
Net assets, beginning                                                        1,889                  1,153
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $             1,889
                                                               ====================   ====================

Units sold                                                                      --                    667
Units redeemed                                                              (1,589)                   (16)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,589)                   651
Units outstanding, beginning                                                 1,589                    938
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                  1,589
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             2,039
Cost of units redeemed/account charges                                                             (1,789)
Net investment income (loss)                                                                           52
Net realized gain (loss)                                                                             (330)
Realized gain distributions                                                                            28
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.25%               7.3%
12/31/2015                   1.19                  2                  2               1.25%              -3.3%
12/31/2014                   1.23                  1                  1               1.25%               0.0%
12/31/2013                   1.23                  0                  0               1.25%              12.1%
12/31/2012                   1.10                  0                  0               1.25%               9.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%               7.6%
12/31/2015                   1.20                  0                  0               1.00%              -3.0%
12/31/2014                   1.24                  0                  0               1.00%               0.3%
12/31/2013                   1.23                  0                  0               1.00%              12.4%
12/31/2012                   1.10                  0                  0               1.00%               9.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.75%               7.8%
12/31/2015                   1.21                  0                  0               0.75%              -2.8%
12/31/2014                   1.25                  0                  0               0.75%               0.5%
12/31/2013                   1.24                  0                  0               0.75%              12.7%
12/31/2012                   1.10                  0                  0               0.75%              10.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.50%               8.1%
12/31/2015                   1.22                  0                  0               0.50%              -2.6%
12/31/2014                   1.25                  0                  0               0.50%               0.8%
12/31/2013                   1.24                  0                  0               0.50%              12.9%
12/31/2012                   1.10                  0                  0               0.50%              10.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               8.4%
12/31/2015                   1.23                  0                  0               0.25%              -2.3%
12/31/2014                   1.26                  0                  0               0.25%               1.0%
12/31/2013                   1.25                  0                  0               0.25%              13.2%
12/31/2012                   1.10                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.00%               8.6%
12/31/2015                   1.24                  0                  0               0.00%              -2.1%
12/31/2014                   1.27                  0                  0               0.00%               1.3%
12/31/2013                   1.25                  0                  0               0.00%              13.5%
12/31/2012                   1.11                  0                  0               0.00%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   2.4%
                 2014                                   7.3%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2050 FUND ADMINISTRATIVE CLASS - 01900A262

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      200,737    $      203,087            10,363
                                                                         ===============   ===============
Receivables: investments sold                                   1,549
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      202,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      202,286           157,214    $         1.29
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.35
Band 0                                                             --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $      202,286           157,214
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,761
Mortality & expense charges                                                                        (2,530)
                                                                                           ---------------
Net investment income (loss)                                                                        2,231
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (830)
Realized gain distributions                                                                         5,371
Net change in unrealized appreciation (depreciation)                                                8,925
                                                                                           ---------------
Net gain (loss)                                                                                    13,466
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,697
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,231    $             1,343
Net realized gain (loss)                                                      (830)                (9,115)
Realized gain distributions                                                  5,371                  4,481
Net change in unrealized appreciation (depreciation)                         8,925                 (9,752)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,697                (13,043)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    62,938                271,289
Cost of units redeemed                                                     (57,173)              (115,560)
Account charges                                                             (2,497)                (1,042)
                                                               --------------------   --------------------
Increase (decrease)                                                          3,268                154,687
                                                               --------------------   --------------------
Net increase (decrease)                                                     18,965                141,644
Net assets, beginning                                                      183,321                 41,677
                                                               --------------------   --------------------
Net assets, ending                                             $           202,286    $           183,321
                                                               ====================   ====================

Units sold                                                                  51,978                350,888
Units redeemed                                                             (47,953)              (231,317)
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,025                119,571
Units outstanding, beginning                                               153,189                 33,618
                                                               --------------------   --------------------
Units outstanding, ending                                                  157,214                153,189
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           383,372
Cost of units redeemed/account charges                                                           (185,964)
Net investment income (loss)                                                                        5,290
Net realized gain (loss)                                                                           (9,316)
Realized gain distributions                                                                        11,254
Net change in unrealized appreciation (depreciation)                                               (2,350)
                                                                                      --------------------
Net assets                                                                            $           202,286
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                157    $           202               1.25%               7.5%
12/31/2015                   1.20                153                183               1.25%              -3.5%
12/31/2014                   1.24                 34                 42               1.25%              -0.2%
12/31/2013                   1.24                 28                 35               1.25%              13.1%
12/31/2012                   1.10                  0                  0               1.25%               9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               7.8%
12/31/2015                   1.21                  0                  0               1.00%              -3.2%
12/31/2014                   1.25                  0                  0               1.00%               0.1%
12/31/2013                   1.25                  0                  0               1.00%              13.4%
12/31/2012                   1.10                  0                  0               1.00%               9.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%               8.1%
12/31/2015                   1.22                  0                  0               0.75%              -3.0%
12/31/2014                   1.26                  0                  0               0.75%               0.3%
12/31/2013                   1.25                  0                  0               0.75%              13.7%
12/31/2012                   1.10                  0                  0               0.75%              10.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%               8.3%
12/31/2015                   1.23                  0                  0               0.50%              -2.7%
12/31/2014                   1.26                  0                  0               0.50%               0.6%
12/31/2013                   1.26                  0                  0               0.50%              14.0%
12/31/2012                   1.10                  0                  0               0.50%              10.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.25%               8.6%
12/31/2015                   1.24                  0                  0               0.25%              -2.5%
12/31/2014                   1.27                  0                  0               0.25%               0.8%
12/31/2013                   1.26                  0                  0               0.25%              14.3%
12/31/2012                   1.10                  0                  0               0.25%              10.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.00%               8.9%
12/31/2015                   1.25                  0                  0               0.00%              -2.3%
12/31/2014                   1.28                  0                  0               0.00%               1.1%
12/31/2013                   1.27                  0                  0               0.00%              14.5%
12/31/2012                   1.11                  0                  0               0.00%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.5%
                 2015                                   2.6%
                 2014                                   4.3%
                 2013                                   5.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2050 FUND A CLASS - 01900A338

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            1    $            1                 --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $            1
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            1                 1    $         1.28
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.31
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $            1                 1
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (3)
                                                                                           ---------------
Net investment income (loss)                                                                           (3)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (116)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  134
                                                                                           ---------------
Net gain (loss)                                                                                        18
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           15
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (3)   $                 3
Net realized gain (loss)                                                      (116)                    --
Realized gain distributions                                                     --                     28
Net change in unrealized appreciation (depreciation)                           134                    (78)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               15                    (47)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       141                    624
Cost of units redeemed                                                      (1,442)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,301)                   624
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,286)                   577
Net assets, beginning                                                        1,287                    710
                                                               --------------------   --------------------
Net assets, ending                                             $                 1    $             1,287
                                                               ====================   ====================

Units sold                                                                     126                    503
Units redeemed                                                              (1,201)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,075)                   503
Units outstanding, beginning                                                 1,076                    573
                                                               --------------------   --------------------
Units outstanding, ending                                                        1                  1,076
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,481
Cost of units redeemed/account charges                                                             (1,442)
Net investment income (loss)                                                                           28
Net realized gain (loss)                                                                             (116)
Realized gain distributions                                                                            50
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                 1
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.25%               7.4%
12/31/2015                   1.20                  1                  1               1.25%              -3.5%
12/31/2014                   1.24                  1                  1               1.25%              -0.2%
12/31/2013                   1.24                  0                  0               1.25%              13.0%
12/31/2012                   1.10                  0                  0               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               7.7%
12/31/2015                   1.21                  0                  0               1.00%              -3.3%
12/31/2014                   1.25                  0                  0               1.00%               0.1%
12/31/2013                   1.25                  0                  0               1.00%              13.3%
12/31/2012                   1.10                  0                  0               1.00%              10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.75%               7.9%
12/31/2015                   1.22                  0                  0               0.75%              -3.0%
12/31/2014                   1.26                  0                  0               0.75%               0.3%
12/31/2013                   1.25                  0                  0               0.75%              13.5%
12/31/2012                   1.10                  0                  0               0.75%              10.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%               8.2%
12/31/2015                   1.23                  0                  0               0.50%              -2.8%
12/31/2014                   1.26                  0                  0               0.50%               0.6%
12/31/2013                   1.26                  0                  0               0.50%              13.8%
12/31/2012                   1.10                  0                  0               0.50%              10.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               8.5%
12/31/2015                   1.24                  0                  0               0.25%              -2.5%
12/31/2014                   1.27                  0                  0               0.25%               0.8%
12/31/2013                   1.26                  0                  0               0.25%              14.1%
12/31/2012                   1.11                  0                  0               0.25%              10.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.00%               8.8%
12/31/2015                   1.25                  0                  0               0.00%              -2.3%
12/31/2014                   1.28                  0                  0               0.00%               1.1%
12/31/2013                   1.27                  0                  0               0.00%              14.4%
12/31/2012                   1.11                  0                  0               0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   1.5%
                 2014                                   6.5%
                 2013                                   5.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2055 FUND ADMINISTRATIVE CLASS - 01880B652

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      110,845    $      110,263             6,698
                                                                         ===============   ===============
Receivables: investments sold                                   1,614
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      112,459
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      112,459            87,415    $         1.29
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.35
Band 0                                                             --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $      112,459            87,415
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,209
Mortality & expense charges                                                                        (1,163)
                                                                                           ---------------
Net investment income (loss)                                                                        1,046
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (328)
Realized gain distributions                                                                         2,282
Net change in unrealized appreciation (depreciation)                                                4,103
                                                                                           ---------------
Net gain (loss)                                                                                     6,057
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,103
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,046    $               817
Net realized gain (loss)                                                      (328)                (3,164)
Realized gain distributions                                                  2,282                  1,480
Net change in unrealized appreciation (depreciation)                         4,103                 (2,800)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,103                 (3,667)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    43,617                 90,634
Cost of units redeemed                                                      (9,841)               (24,424)
Account charges                                                               (843)                  (345)
                                                               --------------------   --------------------
Increase (decrease)                                                         32,933                 65,865
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,036                 62,198
Net assets, beginning                                                       72,423                 10,225
                                                               --------------------   --------------------
Net assets, ending                                             $           112,459    $            72,423
                                                               ====================   ====================

Units sold                                                                  35,727                125,931
Units redeemed                                                              (8,547)               (73,917)
                                                               --------------------   --------------------
Net increase (decrease)                                                     27,180                 52,014
Units outstanding, beginning                                                60,235                  8,221
                                                               --------------------   --------------------
Units outstanding, ending                                                   87,415                 60,235
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           146,525
Cost of units redeemed/account charges                                                            (37,517)
Net investment income (loss)                                                                        2,228
Net realized gain (loss)                                                                           (3,389)
Realized gain distributions                                                                         4,030
Net change in unrealized appreciation (depreciation)                                                  582
                                                                                      --------------------
Net assets                                                                            $           112,459
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                 87    $           112               1.25%               7.0%
12/31/2015                   1.20                 60                 72               1.25%              -3.3%
12/31/2014                   1.24                  8                 10               1.25%               0.0%
12/31/2013                   1.24                  1                  2               1.25%              13.2%
12/31/2012                   1.10                  0                  0               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               7.3%
12/31/2015                   1.21                  0                  0               1.00%              -3.1%
12/31/2014                   1.25                  0                  0               1.00%               0.2%
12/31/2013                   1.25                  0                  0               1.00%              13.4%
12/31/2012                   1.10                  0                  0               1.00%              10.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%               7.5%
12/31/2015                   1.22                  0                  0               0.75%              -2.9%
12/31/2014                   1.26                  0                  0               0.75%               0.5%
12/31/2013                   1.25                  0                  0               0.75%              13.7%
12/31/2012                   1.10                  0                  0               0.75%              10.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%               7.8%
12/31/2015                   1.24                  0                  0               0.50%              -2.6%
12/31/2014                   1.27                  0                  0               0.50%               0.7%
12/31/2013                   1.26                  0                  0               0.50%              14.0%
12/31/2012                   1.10                  0                  0               0.50%              10.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.25%               8.1%
12/31/2015                   1.25                  0                  0               0.25%              -2.4%
12/31/2014                   1.28                  0                  0               0.25%               1.0%
12/31/2013                   1.26                  0                  0               0.25%              14.3%
12/31/2012                   1.11                  0                  0               0.25%              10.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.00%               8.3%
12/31/2015                   1.26                  0                  0               0.00%              -2.1%
12/31/2014                   1.28                  0                  0               0.00%               1.3%
12/31/2013                   1.27                  0                  0               0.00%              14.6%
12/31/2012                   1.11                  0                  0               0.00%              10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   3.3%
                 2014                                   6.9%
                 2013                                   4.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2055 FUND A CLASS - 01880B694

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.28
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.31
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.36
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (4)
                                                                                           ---------------
Net investment income (loss)                                                                           (4)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (6)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   53
                                                                                           ---------------
Net gain (loss)                                                                                        47
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           43
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (4)   $                18
Net realized gain (loss)                                                        (6)                    --
Realized gain distributions                                                     --                     17
Net change in unrealized appreciation (depreciation)                            53                    (53)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               43                    (18)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       626                  1,372
Cost of units redeemed                                                      (2,023)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,397)                 1,372
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,354)                 1,354
Net assets, beginning                                                        1,354                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $             1,354
                                                               ====================   ====================

Units sold                                                                     553                  1,128
Units redeemed                                                              (1,681)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,128)                 1,128
Units outstanding, beginning                                                 1,128                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                  1,128
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             2,258
Cost of units redeemed/account charges                                                             (2,284)
Net investment income (loss)                                                                           14
Net realized gain (loss)                                                                               (6)
Realized gain distributions                                                                            18
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.25%               7.0%
12/31/2015                   1.20                  1                  1               1.25%              -3.4%
12/31/2014                   1.24                  0                  0               1.25%               0.0%
12/31/2013                   1.24                  0                  0               1.25%              13.1%
12/31/2012                   1.10                  0                  0               1.25%               9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               7.3%
12/31/2015                   1.21                  0                  0               1.00%              -3.1%
12/31/2014                   1.25                  0                  0               1.00%               0.2%
12/31/2013                   1.25                  0                  0               1.00%              13.4%
12/31/2012                   1.10                  0                  0               1.00%              10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.75%               7.5%
12/31/2015                   1.22                  0                  0               0.75%              -2.9%
12/31/2014                   1.26                  0                  0               0.75%               0.5%
12/31/2013                   1.25                  0                  0               0.75%              13.7%
12/31/2012                   1.10                  0                  0               0.75%              10.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%               7.8%
12/31/2015                   1.23                  0                  0               0.50%              -2.7%
12/31/2014                   1.27                  0                  0               0.50%               0.7%
12/31/2013                   1.26                  0                  0               0.50%              14.0%
12/31/2012                   1.10                  0                  0               0.50%              10.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               8.1%
12/31/2015                   1.24                  0                  0               0.25%              -2.4%
12/31/2014                   1.27                  0                  0               0.25%               1.0%
12/31/2013                   1.26                  0                  0               0.25%              14.3%
12/31/2012                   1.10                  0                  0               0.25%              10.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.00%               8.4%
12/31/2015                   1.26                  0                  0               0.00%              -2.2%
12/31/2014                   1.28                  0                  0               0.00%               1.2%
12/31/2013                   1.27                  0                  0               0.00%              14.6%
12/31/2012                   1.11                  0                  0               0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   3.1%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND ADMINISTRATIVE CLASS - 01900A189

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      779,948    $      803,502            43,167
                                                                         ===============   ===============
Receivables: investments sold                                      92
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      780,040
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      780,040           701,223    $         1.11
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      780,040           701,223
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,100
Mortality & expense charges                                                                        (3,471)
                                                                                           ---------------
Net investment income (loss)                                                                       12,629
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (407)
Realized gain distributions                                                                         3,897
Net change in unrealized appreciation (depreciation)                                              (23,554)
                                                                                           ---------------
Net gain (loss)                                                                                   (20,064)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (7,435)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,629    $                45
Net realized gain (loss)                                                      (407)                  (880)
Realized gain distributions                                                  3,897                     --
Net change in unrealized appreciation (depreciation)                       (23,554)                   765
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (7,435)                   (70)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   836,908                  3,408
Cost of units redeemed                                                     (47,392)               (21,028)
Account charges                                                             (2,041)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        787,475                (17,620)
                                                               --------------------   --------------------
Net increase (decrease)                                                    780,040                (17,690)
Net assets, beginning                                                           --                 17,690
                                                               --------------------   --------------------
Net assets, ending                                             $           780,040    $                --
                                                               ====================   ====================

Units sold                                                                 745,587                  3,123
Units redeemed                                                             (44,364)               (19,482)
                                                               --------------------   --------------------
Net increase (decrease)                                                    701,223                (16,359)
Units outstanding, beginning                                                    --                 16,359
                                                               --------------------   --------------------
Units outstanding, ending                                                  701,223                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           857,911
Cost of units redeemed/account charges                                                            (70,469)
Net investment income (loss)                                                                       13,117
Net realized gain (loss)                                                                           (1,286)
Realized gain distributions                                                                         4,321
Net change in unrealized appreciation (depreciation)                                              (23,554)
                                                                                      --------------------
Net assets                                                                            $           780,040
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                701    $           780               1.25%               6.1%
12/31/2015                   1.05                  0                  0               1.25%              -3.0%
12/31/2014                   1.08                 16                 18               1.25%               0.9%
12/31/2013                   1.07                 10                 11               1.25%               1.5%
12/31/2012                   1.06                  0                  0               1.25%               5.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               6.3%
12/31/2015                   1.06                  0                  0               1.00%              -2.8%
12/31/2014                   1.09                  0                  0               1.00%               1.1%
12/31/2013                   1.08                  0                  0               1.00%               1.8%
12/31/2012                   1.06                  0                  0               1.00%               5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               6.6%
12/31/2015                   1.07                  0                  0               0.75%              -2.5%
12/31/2014                   1.10                  0                  0               0.75%               1.4%
12/31/2013                   1.08                  0                  0               0.75%               2.0%
12/31/2012                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               6.9%
12/31/2015                   1.08                  0                  0               0.50%              -2.3%
12/31/2014                   1.10                  0                  0               0.50%               1.6%
12/31/2013                   1.08                  0                  0               0.50%               2.3%
12/31/2012                   1.06                  0                  0               0.50%               6.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               7.1%
12/31/2015                   1.09                  0                  0               0.25%              -2.0%
12/31/2014                   1.11                  0                  0               0.25%               1.9%
12/31/2013                   1.09                  0                  0               0.25%               2.5%
12/31/2012                   1.06                  0                  0               0.25%               6.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%               7.4%
12/31/2015                   1.10                  0                  0               0.00%              -1.8%
12/31/2014                   1.12                  0                  0               0.00%               2.1%
12/31/2013                   1.09                  0                  0               0.00%               2.8%
12/31/2012                   1.06                  0                  0               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.1%
                 2015                                   1.9%
                 2014                                   3.8%
                 2013                                   3.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             ALLIANZGI NFJ DIVIDEND VALUE FUND R CLASS - 018918284

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,026,308    $      957,322            61,371
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,635)
                                                       ---------------
Net assets                                             $    1,023,673
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      819,468           615,014    $         1.33
Band 100                                                       73,973            54,120              1.37
Band 75                                                            --                --              1.40
Band 50                                                            --                --              1.44
Band 25                                                            --                --              1.48
Band 0                                                        130,232            86,052              1.51
                                                       ---------------   ---------------
 Total                                                 $    1,023,673           755,186
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,928
Mortality & expense charges                                                                       (13,259)
                                                                                           ---------------
Net investment income (loss)                                                                       11,669
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,935
Realized gain distributions                                                                        34,752
Net change in unrealized appreciation (depreciation)                                               91,636
                                                                                           ---------------
Net gain (loss)                                                                                   136,323
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      147,992
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            11,669    $            27,298
Net realized gain (loss)                                                     9,935                747,505
Realized gain distributions                                                 34,752                     --
Net change in unrealized appreciation (depreciation)                        91,636             (1,070,221)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          147,992               (295,418)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   188,710                530,234
Cost of units redeemed                                                    (843,098)            (2,293,301)
Account charges                                                             (1,037)                (2,378)
                                                               --------------------   --------------------
Increase (decrease)                                                       (655,425)            (1,765,445)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (507,433)            (2,060,863)
Net assets, beginning                                                    1,531,106              3,591,969
                                                               --------------------   --------------------
Net assets, ending                                             $         1,023,673    $         1,531,106
                                                               ====================   ====================

Units sold                                                                 157,728                902,531
Units redeemed                                                            (689,119)            (2,362,151)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (531,391)            (1,459,620)
Units outstanding, beginning                                             1,286,577              2,746,197
                                                               --------------------   --------------------
Units outstanding, ending                                                  755,186              1,286,577
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,136,296
Cost of units redeemed/account charges                                                        (12,362,615)
Net investment income (loss)                                                                      351,942
Net realized gain (loss)                                                                        1,648,886
Realized gain distributions                                                                       180,178
Net change in unrealized appreciation (depreciation)                                               68,986
                                                                                      --------------------
Net assets                                                                            $         1,023,673
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                615    $           819               1.25%              14.1%
12/31/2015                   1.17              1,035              1,208               1.25%             -10.0%
12/31/2014                   1.30              2,493              3,234               1.25%               8.0%
12/31/2013                   1.20              3,904              4,690               1.25%              26.8%
12/31/2012                   0.95              4,706              4,460               1.25%              12.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                 54    $            74               1.00%              14.4%
12/31/2015                   1.19                 56                 67               1.00%              -9.8%
12/31/2014                   1.32                 54                 72               1.00%               8.3%
12/31/2013                   1.22                  4                  5               1.00%              27.1%
12/31/2012                   0.96                  4                  4               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.75%              14.7%
12/31/2015                   1.22                  0                  0               0.75%              -9.6%
12/31/2014                   1.35                  0                  0               0.75%               8.5%
12/31/2013                   1.25                  0                  0               0.75%              27.4%
12/31/2012                   0.98                  0                  0               0.75%              12.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.50%              15.0%
12/31/2015                   1.25                  0                  0               0.50%              -9.3%
12/31/2014                   1.38                  0                  0               0.50%               8.8%
12/31/2013                   1.27                  0                  0               0.50%              27.7%
12/31/2012                   0.99                  0                  0               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%              15.3%
12/31/2015                   1.28                  0                  0               0.25%              -9.1%
12/31/2014                   1.41                  0                  0               0.25%               9.1%
12/31/2013                   1.29                  0                  0               0.25%              28.0%
12/31/2012                   1.01                  0                  0               0.25%              13.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                 86    $           130               0.00%              15.6%
12/31/2015                   1.31                195                256               0.00%              -8.9%
12/31/2014                   1.44                199                286               0.00%               9.3%
12/31/2013                   1.31                199                261               0.00%              28.4%
12/31/2012                   1.02                124                127               0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   2.4%
                 2014                                   1.2%
                 2013                                   2.0%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   ALLIANZGI DYNAMIC MULTI-ASSET INCOME FUND A CLASS - 01900A254 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%               7.1%
12/31/2015                   1.05                  0                  0               1.25%              -3.0%
12/31/2014                   1.08                  0                  0               1.25%               0.8%
12/31/2013                   1.07                  0                  0               1.25%               1.5%
12/31/2012                   1.06                  0                  0               1.25%               5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               7.4%
12/31/2015                   1.06                  0                  0               1.00%              -2.8%
12/31/2014                   1.09                  0                  0               1.00%               1.0%
12/31/2013                   1.07                  0                  0               1.00%               1.7%
12/31/2012                   1.06                  0                  0               1.00%               5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               7.7%
12/31/2015                   1.07                  0                  0               0.75%              -2.5%
12/31/2014                   1.09                  0                  0               0.75%               1.3%
12/31/2013                   1.08                  0                  0               0.75%               2.0%
12/31/2012                   1.06                  0                  0               0.75%               5.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               7.9%
12/31/2015                   1.08                  0                  0               0.50%              -2.3%
12/31/2014                   1.10                  0                  0               0.50%               1.5%
12/31/2013                   1.08                  0                  0               0.50%               2.2%
12/31/2012                   1.06                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               8.2%
12/31/2015                   1.08                  0                  0               0.25%              -2.0%
12/31/2014                   1.11                  0                  0               0.25%               1.8%
12/31/2013                   1.09                  0                  0               0.25%               2.5%
12/31/2012                   1.06                  0                  0               0.25%               6.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.00%               8.5%
12/31/2015                   1.09                  0                  0               0.00%              -1.8%
12/31/2014                   1.11                  0                  0               0.00%               2.1%
12/31/2013                   1.09                  0                  0               0.00%               2.7%
12/31/2012                   1.06                  0                  0               0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND INVESTOR CLASS - 00170L107

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       40,870    $       31,677             1,490
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (4)
                                                       ---------------
Net assets                                             $       40,866
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       40,245            25,162    $         1.60
Band 100                                                          621               384              1.62
Band 75                                                            --                --              1.63
Band 50                                                            --                --              1.65
Band 25                                                            --                --              1.67
Band 0                                                             --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $       40,866            25,546
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          176
Mortality & expense charges                                                                          (533)
                                                                                           ---------------
Net investment income (loss)                                                                         (357)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,024
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,422)
                                                                                           ---------------
Net gain (loss)                                                                                     1,602
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,245
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (357)   $              (445)
Net realized gain (loss)                                                     4,024                  7,266
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (2,422)                (5,054)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,245                  1,767
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       107                 14,339
Cost of units redeemed                                                     (18,001)               (24,475)
Account charges                                                                (11)                   (14)
                                                               --------------------   --------------------
Increase (decrease)                                                        (17,905)               (10,150)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (16,660)                (8,383)
Net assets, beginning                                                       57,526                 65,909
                                                               --------------------   --------------------
Net assets, ending                                             $            40,866    $            57,526
                                                               ====================   ====================

Units sold                                                                      71                  9,460
Units redeemed                                                             (12,453)               (16,001)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (12,382)                (6,541)
Units outstanding, beginning                                                37,928                 44,469
                                                               --------------------   --------------------
Units outstanding, ending                                                   25,546                 37,928
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           207,073
Cost of units redeemed/account charges                                                           (207,200)
Net investment income (loss)                                                                       (1,631)
Net realized gain (loss)                                                                           33,431
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                9,193
                                                                                      --------------------
Net assets                                                                            $            40,866
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                 25    $            40               1.25%               5.7%
12/31/2015                   1.51                 29                 43               1.25%               2.1%
12/31/2014                   1.48                 44                 65               1.25%               9.1%
12/31/2013                   1.36                 55                 74               1.25%              28.9%
12/31/2012                   1.05                134                141               1.25%               5.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             1               1.00%               5.9%
12/31/2015                   1.53                  9                 14               1.00%               2.4%
12/31/2014                   1.49                  1                  1               1.00%               9.4%
12/31/2013                   1.36                  0                  0               1.00%              29.2%
12/31/2012                   1.05                  0                  0               1.00%               5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.75%               6.2%
12/31/2015                   1.54                  0                  0               0.75%               2.7%
12/31/2014                   1.50                  0                  0               0.75%               9.7%
12/31/2013                   1.37                  0                  0               0.75%              29.5%
12/31/2012                   1.05                  0                  0               0.75%               5.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.50%               6.5%
12/31/2015                   1.55                  0                  0               0.50%               2.9%
12/31/2014                   1.51                  0                  0               0.50%               9.9%
12/31/2013                   1.37                  0                  0               0.50%              29.8%
12/31/2012                   1.06                  0                  0               0.50%               5.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.25%               6.7%
12/31/2015                   1.56                  0                  0               0.25%               3.2%
12/31/2014                   1.51                  0                  0               0.25%              10.2%
12/31/2013                   1.37                  0                  0               0.25%              30.1%
12/31/2012                   1.06                  0                  0               0.25%               5.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.00%               7.0%
12/31/2015                   1.57                  0                  0               0.00%               3.4%
12/31/2014                   1.52                  0                  0               0.00%              10.5%
12/31/2013                   1.38                  0                  0               0.00%              30.5%
12/31/2012                   1.06                  0                  0               0.00%               5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.5%
                 2014                                   0.5%
                 2013                                   0.3%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       ALLIANZGI NFJ MID-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918631

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      132,371    $      104,381             4,691
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,441)
                                                       ---------------
Net assets                                             $      130,930
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      124,077            55,558    $         2.23
Band 100                                                           --                --              2.31
Band 75                                                            --                --              2.39
Band 50                                                            --                --              2.47
Band 25                                                            --                --              2.55
Band 0                                                          6,853             2,557              2.68
                                                       ---------------   ---------------
 Total                                                 $      130,930            58,115
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,634
Mortality & expense charges                                                                        (6,012)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,378)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          187,210
Realized gain distributions                                                                            70
Net change in unrealized appreciation (depreciation)                                             (131,274)
                                                                                           ---------------
Net gain (loss)                                                                                    56,006
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       51,628
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,378)   $               325
Net realized gain (loss)                                                   187,210                 47,299
Realized gain distributions                                                     70                 20,158
Net change in unrealized appreciation (depreciation)                      (131,274)              (100,450)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           51,628                (32,668)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    36,843                 41,228
Cost of units redeemed                                                    (660,017)              (132,573)
Account charges                                                                (69)                  (102)
                                                               --------------------   --------------------
Increase (decrease)                                                       (623,243)               (91,447)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (571,615)              (124,115)
Net assets, beginning                                                      702,545                826,660
                                                               --------------------   --------------------
Net assets, ending                                             $           130,930    $           702,545
                                                               ====================   ====================

Units sold                                                                  18,374                 21,560
Units redeemed                                                            (323,281)               (66,722)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (304,907)               (45,162)
Units outstanding, beginning                                               363,022                408,184
                                                               --------------------   --------------------
Units outstanding, ending                                                   58,115                363,022
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,557,092
Cost of units redeemed/account charges                                                         (8,719,606)
Net investment income (loss)                                                                     (212,616)
Net realized gain (loss)                                                                         (964,888)
Realized gain distributions                                                                     2,442,958
Net change in unrealized appreciation (depreciation)                                               27,990
                                                                                      --------------------
Net assets                                                                            $           130,930
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                 56    $           124               1.25%              15.5%
12/31/2015                   1.93                362                700               1.25%              -4.5%
12/31/2014                   2.03                408                826               1.25%               7.2%
12/31/2013                   1.89                434                820               1.25%              30.5%
12/31/2012                   1.45                531                769               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                  0    $             0               1.00%              15.8%
12/31/2015                   1.99                  0                  0               1.00%              -4.3%
12/31/2014                   2.08                  0                  0               1.00%               7.4%
12/31/2013                   1.94                  0                  0               1.00%              30.8%
12/31/2012                   1.48                  0                  0               1.00%              14.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.75%              16.1%
12/31/2015                   2.06                  0                  0               0.75%              -4.0%
12/31/2014                   2.14                  0                  0               0.75%               7.7%
12/31/2013                   1.99                  0                  0               0.75%              31.1%
12/31/2012                   1.52                  0                  0               0.75%              14.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.50%              16.3%
12/31/2015                   2.12                  0                  0               0.50%              -3.8%
12/31/2014                   2.20                  0                  0               0.50%               8.0%
12/31/2013                   2.04                  0                  0               0.50%              31.4%
12/31/2012                   1.55                  0                  0               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.55                  0    $             0               0.25%              16.6%
12/31/2015                   2.19                  0                  0               0.25%              -3.5%
12/31/2014                   2.27                  0                  0               0.25%               8.2%
12/31/2013                   2.09                  0                  0               0.25%              31.8%
12/31/2012                   1.59                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                  3    $             7               0.00%              16.9%
12/31/2015                   2.29                  1                  3               0.00%              -3.3%
12/31/2014                   2.37                  0                  0               0.00%               8.5%
12/31/2013                   2.18                  0                  0               0.00%              32.1%
12/31/2012                   1.65                  0                  0               0.00%              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   1.3%
                 2014                                   1.5%
                 2013                                   1.0%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMG MANAGERS CADENCE MID CAP FUND INVESTOR CLASS - 00170L602

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       12,170    $       12,540               451
                                                                         ===============   ===============
Receivables: investments sold                                       2
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       12,172
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       10,753             6,989    $         1.54
Band 100                                                        1,419               913              1.55
Band 75                                                            --                --              1.57
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.60
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $       12,172             7,902
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           65
Mortality & expense charges                                                                          (188)
                                                                                           ---------------
Net investment income (loss)                                                                         (123)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (696)
Realized gain distributions                                                                           653
Net change in unrealized appreciation (depreciation)                                                1,181
                                                                                           ---------------
Net gain (loss)                                                                                     1,138
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,015
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (123)   $              (201)
Net realized gain (loss)                                                      (696)                   530
Realized gain distributions                                                    653                  1,765
Net change in unrealized appreciation (depreciation)                         1,181                 (2,369)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,015                   (275)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,359                  1,879
Cost of units redeemed                                                      (6,935)                (3,656)
Account charges                                                                (10)                   (17)
                                                               --------------------   --------------------
Increase (decrease)                                                         (5,586)                (1,794)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,571)                (2,069)
Net assets, beginning                                                       16,743                 18,812
                                                               --------------------   --------------------
Net assets, ending                                             $            12,172    $            16,743
                                                               ====================   ====================

Units sold                                                                     956                  1,253
Units redeemed                                                              (4,523)                (2,373)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,567)                (1,120)
Units outstanding, beginning                                                11,469                 12,589
                                                               --------------------   --------------------
Units outstanding, ending                                                    7,902                 11,469
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            74,618
Cost of units redeemed/account charges                                                            (76,177)
Net investment income (loss)                                                                         (741)
Net realized gain (loss)                                                                            8,964
Realized gain distributions                                                                         5,878
Net change in unrealized appreciation (depreciation)                                                 (370)
                                                                                      --------------------
Net assets                                                                            $            12,172
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  7    $            11               1.25%               5.7%
12/31/2015                   1.45                  7                 10               1.25%              -2.5%
12/31/2014                   1.49                  8                 12               1.25%              10.1%
12/31/2013                   1.35                  7                  9               1.25%              29.4%
12/31/2012                   1.05                  5                  5               1.25%               4.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  1    $             1               1.00%               6.0%
12/31/2015                   1.47                  5                  7               1.00%              -2.2%
12/31/2014                   1.50                  4                  7               1.00%              10.4%
12/31/2013                   1.36                 10                 13               1.00%              29.7%
12/31/2012                   1.05                 36                 38               1.00%               4.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%               6.3%
12/31/2015                   1.48                  0                  0               0.75%              -2.0%
12/31/2014                   1.51                  0                  0               0.75%              10.7%
12/31/2013                   1.36                  0                  0               0.75%              30.1%
12/31/2012                   1.05                  0                  0               0.75%               4.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%               6.5%
12/31/2015                   1.49                  0                  0               0.50%              -1.7%
12/31/2014                   1.52                  0                  0               0.50%              11.0%
12/31/2013                   1.37                  0                  0               0.50%              30.4%
12/31/2012                   1.05                  0                  0               0.50%               4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.25%               6.8%
12/31/2015                   1.50                  0                  0               0.25%              -1.5%
12/31/2014                   1.52                  0                  0               0.25%              11.2%
12/31/2013                   1.37                  0                  0               0.25%              30.7%
12/31/2012                   1.05                  0                  0               0.25%               4.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%               7.1%
12/31/2015                   1.51                  0                  0               0.00%              -1.2%
12/31/2014                   1.53                  0                  0               0.00%              11.5%
12/31/2013                   1.37                  0                  0               0.00%              31.0%
12/31/2012                   1.05                 12                 12               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMG MANAGERS CADENCE MID CAP FUND SERVICE CLASS - 00170L701

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          333    $          358                12
                                                                         ===============   ===============
Receivables: investments sold                                       1
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          334
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          334               209    $         1.60
Band 100                                                           --                --              1.64
Band 75                                                            --                --              1.68
Band 50                                                            --                --              1.72
Band 25                                                            --                --              1.77
Band 0                                                             --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $          334               209
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            2
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                            2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            17
Net change in unrealized appreciation (depreciation)                                                  (25)
                                                                                           ---------------
Net gain (loss)                                                                                        (8)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (6)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 2    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     17                     --
Net change in unrealized appreciation (depreciation)                           (25)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               (6)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       340                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            340                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        334                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               334    $                --
                                                               ====================   ====================

Units sold                                                                     209                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        209                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      209                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             9,215
Cost of units redeemed/account charges                                                             (9,494)
Net investment income (loss)                                                                          (77)
Net realized gain (loss)                                                                              698
Realized gain distributions                                                                            17
Net change in unrealized appreciation (depreciation)                                                  (25)
                                                                                      --------------------
Net assets                                                                            $               334
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               1.25%               5.9%
12/31/2015                   1.51                  0                  0               1.25%              -2.3%
12/31/2014                   1.54                  0                  0               1.25%              10.3%
12/31/2013                   1.40                  0                  0               1.25%              29.6%
12/31/2012                   1.08                  0                  0               1.25%               8.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               1.00%               6.2%
12/31/2015                   1.54                  0                  0               1.00%              -2.0%
12/31/2014                   1.58                  0                  0               1.00%              10.6%
12/31/2013                   1.42                  0                  0               1.00%              29.9%
12/31/2012                   1.10                  0                  0               1.00%               9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.75%               6.4%
12/31/2015                   1.58                  0                  0               0.75%              -1.8%
12/31/2014                   1.61                  0                  0               0.75%              10.8%
12/31/2013                   1.45                  0                  0               0.75%              30.3%
12/31/2012                   1.11                  0                  0               0.75%              11.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.50%               6.7%
12/31/2015                   1.62                  0                  0               0.50%              -1.6%
12/31/2014                   1.64                  0                  0               0.50%              11.1%
12/31/2013                   1.48                  0                  0               0.50%              30.6%
12/31/2012                   1.13                  0                  0               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.25%               6.9%
12/31/2015                   1.65                  0                  0               0.25%              -1.3%
12/31/2014                   1.68                  0                  0               0.25%              11.4%
12/31/2013                   1.50                  0                  0               0.25%              30.9%
12/31/2012                   1.15                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.00%               7.2%
12/31/2015                   1.69                  0                  0               0.00%              -1.1%
12/31/2014                   1.71                  0                  0               0.00%              11.7%
12/31/2013                   1.53                  0                  0               0.00%              31.2%
12/31/2012                   1.17                  0                  0               0.00%              16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ MID-CAP VALUE FUND R CLASS - 018918680

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      354,958    $      303,155            15,314
                                                                         ===============   ===============
Receivables: investments sold                                   7,687
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      362,645
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      171,782            77,078    $         2.23
Band 100                                                      190,863            82,847              2.30
Band 75                                                            --                --              2.38
Band 50                                                            --                --              2.46
Band 25                                                            --                --              2.54
Band 0                                                             --                --              2.63
                                                       ---------------   ---------------
 Total                                                 $      362,645           159,925
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,316
Mortality & expense charges                                                                        (3,608)
                                                                                           ---------------
Net investment income (loss)                                                                         (292)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           27,758
Realized gain distributions                                                                           219
Net change in unrealized appreciation (depreciation)                                               12,535
                                                                                           ---------------
Net gain (loss)                                                                                    40,512
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       40,220
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (292)   $               554
Net realized gain (loss)                                                    27,758                 19,706
Realized gain distributions                                                    219                 13,406
Net change in unrealized appreciation (depreciation)                        12,535                (54,728)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           40,220                (21,062)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   135,258                 23,229
Cost of units redeemed                                                    (216,071)               (67,378)
Account charges                                                                (23)                   (31)
                                                               --------------------   --------------------
Increase (decrease)                                                        (80,836)               (44,180)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (40,616)               (65,242)
Net assets, beginning                                                      403,261                468,503
                                                               --------------------   --------------------
Net assets, ending                                             $           362,645    $           403,261
                                                               ====================   ====================

Units sold                                                                  70,609                 13,174
Units redeemed                                                            (116,337)               (34,955)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (45,728)               (21,781)
Units outstanding, beginning                                               205,653                227,434
                                                               --------------------   --------------------
Units outstanding, ending                                                  159,925                205,653
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           974,424
Cost of units redeemed/account charges                                                           (777,566)
Net investment income (loss)                                                                        5,081
Net realized gain (loss)                                                                           88,462
Realized gain distributions                                                                        20,441
Net change in unrealized appreciation (depreciation)                                               51,803
                                                                                      --------------------
Net assets                                                                            $           362,645
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                 77    $           172               1.25%              15.1%
12/31/2015                   1.94                123                239               1.25%              -4.9%
12/31/2014                   2.04                134                272               1.25%               6.8%
12/31/2013                   1.91                208                396               1.25%              30.0%
12/31/2012                   1.47                220                322               1.25%              13.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                 83    $           191               1.00%              15.4%
12/31/2015                   2.00                 82                164               1.00%              -4.6%
12/31/2014                   2.09                 94                197               1.00%               7.1%
12/31/2013                   1.96                  0                  0               1.00%              30.3%
12/31/2012                   1.50                  0                  0               1.00%              13.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                  0    $             0               0.75%              15.6%
12/31/2015                   2.06                  0                  0               0.75%              -4.4%
12/31/2014                   2.15                  0                  0               0.75%               7.3%
12/31/2013                   2.01                  0                  0               0.75%              30.7%
12/31/2012                   1.54                  0                  0               0.75%              14.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                  0    $             0               0.50%              15.9%
12/31/2015                   2.12                  0                  0               0.50%              -4.2%
12/31/2014                   2.22                  0                  0               0.50%               7.6%
12/31/2013                   2.06                  0                  0               0.50%              31.0%
12/31/2012                   1.57                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.54                  0    $             0               0.25%              16.2%
12/31/2015                   2.19                  0                  0               0.25%              -3.9%
12/31/2014                   2.28                  0                  0               0.25%               7.9%
12/31/2013                   2.11                  0                  0               0.25%              31.3%
12/31/2012                   1.61                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.63                  0    $             0               0.00%              16.5%
12/31/2015                   2.26                  0                  0               0.00%              -3.7%
12/31/2014                   2.34                  0                  0               0.00%               8.2%
12/31/2013                   2.17                  0                  0               0.00%              31.7%
12/31/2012                   1.65                  0                  0               0.00%              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.3%
                 2014                                   1.6%
                 2013                                   0.9%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIMCO ALL ASSET FUND ADMIN CLASS - 722005618

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       71,477    $       69,106             6,406
                                                                         ===============   ===============
Receivables: investments sold                                     146
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       71,623
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       71,623            65,244    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $       71,623            65,244
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,085
Mortality & expense charges                                                                        (8,777)
                                                                                           ---------------
Net investment income (loss)                                                                        3,308
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (61,663)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              143,795
                                                                                           ---------------
Net gain (loss)                                                                                    82,132
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       85,440
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,308    $            17,350
Net realized gain (loss)                                                   (61,663)                (9,842)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       143,795                (96,664)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           85,440                (89,156)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    82,363                129,980
Cost of units redeemed                                                    (886,971)               (94,161)
Account charges                                                               (107)                  (176)
                                                               --------------------   --------------------
Increase (decrease)                                                       (804,715)                35,643
                                                               --------------------   --------------------
Net increase (decrease)                                                   (719,275)               (53,513)
Net assets, beginning                                                      790,898                844,411
                                                               --------------------   --------------------
Net assets, ending                                             $            71,623    $           790,898
                                                               ====================   ====================

Units sold                                                                  80,333                125,893
Units redeemed                                                            (820,059)               (93,746)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (739,726)                32,147
Units outstanding, beginning                                               804,970                772,823
                                                               --------------------   --------------------
Units outstanding, ending                                                   65,244                804,970
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,667,416
Cost of units redeemed/account charges                                                         (2,596,311)
Net investment income (loss)                                                                       77,300
Net realized gain (loss)                                                                          (79,153)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,371
                                                                                      --------------------
Net assets                                                                            $            71,623
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                 65    $            72               1.25%              11.7%
12/31/2015                   0.98                805                791               1.25%             -10.1%
12/31/2014                   1.09                773                844               1.25%              -0.7%
12/31/2013                   1.10                812                893               1.25%              -0.8%
12/31/2012                   1.11                 58                 64               1.25%              13.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              12.0%
12/31/2015                   0.99                  0                  0               1.00%              -9.9%
12/31/2014                   1.10                  0                  0               1.00%              -0.4%
12/31/2013                   1.11                  0                  0               1.00%              -0.5%
12/31/2012                   1.11                  0                  0               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              12.3%
12/31/2015                   1.01                  0                  0               0.75%              -9.6%
12/31/2014                   1.11                  0                  0               0.75%              -0.2%
12/31/2013                   1.11                  0                  0               0.75%              -0.3%
12/31/2012                   1.12                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              12.6%
12/31/2015                   1.02                  0                  0               0.50%              -9.4%
12/31/2014                   1.12                  0                  0               0.50%               0.1%
12/31/2013                   1.12                  0                  0               0.50%               0.0%
12/31/2012                   1.12                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%              12.8%
12/31/2015                   1.03                  0                  0               0.25%              -9.2%
12/31/2014                   1.13                  0                  0               0.25%               0.3%
12/31/2013                   1.13                  0                  0               0.25%               0.2%
12/31/2012                   1.13                  0                  0               0.25%              15.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              13.1%
12/31/2015                   1.04                  0                  0               0.00%              -8.9%
12/31/2014                   1.14                  0                  0               0.00%               0.6%
12/31/2013                   1.14                  0                  0               0.00%               0.5%
12/31/2012                   1.13                  0                  0               0.00%              15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   3.4%
                 2014                                   4.4%
                 2013                                   7.0%
                 2012                                   5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    PIMCO ALL ASSET FUND R CLASS - 72201F789

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        1,635    $        1,554               147
                                                                         ===============   ===============
Receivables: investments sold                                       7
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        1,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        1,642             1,617    $         1.02
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $        1,642             1,617
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          122
Mortality & expense charges                                                                          (130)
                                                                                           ---------------
Net investment income (loss)                                                                           (8)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,412)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,911
                                                                                           ---------------
Net gain (loss)                                                                                     1,499
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,491
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (8)   $               362
Net realized gain (loss)                                                    (1,412)               (14,841)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,911                  4,154
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,491                (10,325)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     2,343                 42,057
Cost of units redeemed                                                     (26,065)              (182,867)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        (23,722)              (140,810)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (22,231)              (151,135)
Net assets, beginning                                                       23,873                175,008
                                                               --------------------   --------------------
Net assets, ending                                             $             1,642    $            23,873
                                                               ====================   ====================

Units sold                                                                   2,517                 53,617
Units redeemed                                                             (27,039)              (198,848)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (24,522)              (145,231)
Units outstanding, beginning                                                26,139                171,370
                                                               --------------------   --------------------
Units outstanding, ending                                                    1,617                 26,139
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           239,585
Cost of units redeemed/account charges                                                           (227,807)
Net investment income (loss)                                                                        5,926
Net realized gain (loss)                                                                          (16,143)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   81
                                                                                      --------------------
Net assets                                                                            $             1,642
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  2    $             2               1.25%              11.2%
12/31/2015                   0.91                 26                 24               1.25%             -10.6%
12/31/2014                   1.02                171                175               1.25%              -1.2%
12/31/2013                   1.03                 49                 51               1.25%               3.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%              11.5%
12/31/2015                   0.92                  0                  0               1.00%             -10.3%
12/31/2014                   1.03                  0                  0               1.00%              -0.9%
12/31/2013                   1.03                  0                  0               1.00%               3.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%              11.7%
12/31/2015                   0.92                  0                  0               0.75%             -10.1%
12/31/2014                   1.03                  0                  0               0.75%              -0.7%
12/31/2013                   1.04                  0                  0               0.75%               3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%              12.0%
12/31/2015                   0.93                  0                  0               0.50%              -9.9%
12/31/2014                   1.03                  0                  0               0.50%              -0.4%
12/31/2013                   1.04                  0                  0               0.50%               3.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%              12.3%
12/31/2015                   0.94                  0                  0               0.25%              -9.7%
12/31/2014                   1.04                  0                  0               0.25%              -0.2%
12/31/2013                   1.04                  0                  0               0.25%               3.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%              12.6%
12/31/2015                   0.94                  0                  0               0.00%              -9.4%
12/31/2014                   1.04                  0                  0               0.00%               0.1%
12/31/2013                   1.04                  0                  0               0.00%               4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.7%
                 2014                                   4.7%
                 2013                                   5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANZGI NFJ SMALL-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918706

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,080,121    $   16,457,733           626,581
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (255,207)
                                                       ---------------
Net assets                                             $   14,824,914
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,934,665         7,074,398    $         1.69
Band 100                                                           --                --              1.73
Band 75                                                            --                --              1.77
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.86
Band 0                                                      2,890,249         1,519,423              1.90
                                                       ---------------   ---------------
 Total                                                 $   14,824,914         8,593,821
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      230,368
Mortality & expense charges                                                                      (147,711)
                                                                                           ---------------
Net investment income (loss)                                                                       82,657
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,600,165)
Realized gain distributions                                                                       348,308
Net change in unrealized appreciation (depreciation)                                            4,032,425
                                                                                           ---------------
Net gain (loss)                                                                                 2,780,568
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,863,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            82,657    $           102,040
Net realized gain (loss)                                                (1,600,165)              (465,693)
Realized gain distributions                                                348,308              2,144,068
Net change in unrealized appreciation (depreciation)                     4,032,425             (3,427,034)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,863,225             (1,646,619)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,315,269              2,705,614
Cost of units redeemed                                                  (6,075,288)            (6,173,833)
Account charges                                                             (8,151)                (7,698)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,768,170)            (3,475,917)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (904,945)            (5,122,536)
Net assets, beginning                                                   15,729,859             20,852,395
                                                               --------------------   --------------------
Net assets, ending                                             $        14,824,914    $        15,729,859
                                                               ====================   ====================

Units sold                                                               1,583,191              1,882,740
Units redeemed                                                          (4,143,709)            (4,194,059)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,560,518)            (2,311,319)
Units outstanding, beginning                                            11,154,339             13,465,658
                                                               --------------------   --------------------
Units outstanding, ending                                                8,593,821             11,154,339
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        47,160,165
Cost of units redeemed/account charges                                                        (44,581,883)
Net investment income (loss)                                                                    1,194,939
Net realized gain (loss)                                                                          126,724
Realized gain distributions                                                                    12,302,581
Net change in unrealized appreciation (depreciation)                                           (1,377,612)
                                                                                      --------------------
Net assets                                                                            $        14,824,914
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69              7,074    $        11,935               1.25%              21.7%
12/31/2015                   1.39              9,492             13,163               1.25%              -9.3%
12/31/2014                   1.53             11,766             17,993               1.25%               0.5%
12/31/2013                   1.52             16,301             24,812               1.25%              30.1%
12/31/2012                   1.17             16,390             19,176               1.25%               9.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               1.00%              22.0%
12/31/2015                   1.42                  0                  0               1.00%              -9.1%
12/31/2014                   1.56                  0                  0               1.00%               0.7%
12/31/2013                   1.55                  0                  0               1.00%              30.4%
12/31/2012                   1.19                  0                  0               1.00%               9.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%              22.3%
12/31/2015                   1.45                  0                  0               0.75%              -8.9%
12/31/2014                   1.59                  0                  0               0.75%               1.0%
12/31/2013                   1.57                  0                  0               0.75%              30.7%
12/31/2012                   1.20                  0                  0               0.75%               9.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%              22.6%
12/31/2015                   1.48                  0                  0               0.50%              -8.6%
12/31/2014                   1.62                  0                  0               0.50%               1.2%
12/31/2013                   1.60                  0                  0               0.50%              31.1%
12/31/2012                   1.22                  0                  0               0.50%              10.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.25%              22.9%
12/31/2015                   1.51                  0                  0               0.25%              -8.4%
12/31/2014                   1.65                  0                  0               0.25%               1.5%
12/31/2013                   1.63                  0                  0               0.25%              31.4%
12/31/2012                   1.24                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90              1,519    $         2,890               0.00%              23.2%
12/31/2015                   1.54              1,662              2,567               0.00%              -8.2%
12/31/2014                   1.68              1,700              2,859               0.00%               1.7%
12/31/2013                   1.65              2,107              3,484               0.00%              31.7%
12/31/2012                   1.25              2,175              2,730               0.00%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.7%
                 2014                                   2.3%
                 2013                                   1.4%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PIMCO COMMODITIESPLUS STRATEGY ADMIN CLASS - 72202E104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      927,952    $      966,350           143,347
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,664)
                                                       ---------------
Net assets                                             $      920,288
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      920,288         1,180,341    $         0.78
Band 100                                                           --                --              0.78
Band 75                                                            --                --              0.79
Band 50                                                            --                --              0.79
Band 25                                                            --                --              0.80
Band 0                                                             --                --              0.80
                                                       ---------------   ---------------
 Total                                                 $      920,288         1,180,341
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,131
Mortality & expense charges                                                                        (9,357)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,226)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (64,502)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              193,625
                                                                                           ---------------
Net gain (loss)                                                                                   129,123
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      120,897
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,226)   $             3,790
Net realized gain (loss)                                                   (64,502)                (2,389)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       193,625               (232,023)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          120,897               (230,622)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   260,953              1,053,597
Cost of units redeemed                                                    (196,205)               (87,157)
Account charges                                                               (575)                  (600)
                                                               --------------------   --------------------
Increase (decrease)                                                         64,173                965,840
                                                               --------------------   --------------------
Net increase (decrease)                                                    185,070                735,218
Net assets, beginning                                                      735,218                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           920,288    $           735,218
                                                               ====================   ====================

Units sold                                                                 382,488              1,219,580
Units redeemed                                                            (308,976)              (112,751)
                                                               --------------------   --------------------
Net increase (decrease)                                                     73,512              1,106,829
Units outstanding, beginning                                             1,106,829                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,180,341              1,106,829
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,314,550
Cost of units redeemed/account charges                                                           (284,537)
Net investment income (loss)                                                                       (4,436)
Net realized gain (loss)                                                                          (66,891)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (38,398)
                                                                                      --------------------
Net assets                                                                            $           920,288
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.78              1,180    $           920               1.25%              17.4%
12/31/2015                   0.66              1,107                735               1.25%             -29.4%
12/31/2014                   0.94                  0                  0               1.25%              -6.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.78                  0    $             0               1.00%              17.7%
12/31/2015                   0.67                  0                  0               1.00%             -29.2%
12/31/2014                   0.94                  0                  0               1.00%              -6.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.79                  0    $             0               0.75%              18.0%
12/31/2015                   0.67                  0                  0               0.75%             -29.0%
12/31/2014                   0.94                  0                  0               0.75%              -5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.79                  0    $             0               0.50%              18.3%
12/31/2015                   0.67                  0                  0               0.50%             -28.8%
12/31/2014                   0.94                  0                  0               0.50%              -5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               0.25%              18.6%
12/31/2015                   0.67                  0                  0               0.25%             -28.6%
12/31/2014                   0.94                  0                  0               0.25%              -5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               0.00%              18.8%
12/31/2015                   0.67                  0                  0               0.00%             -28.5%
12/31/2014                   0.94                  0                  0               0.00%              -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   3.8%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             ALLIANZGI NFJ SMALL-CAP VALUE FUND R CLASS - 018918755

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,642,733    $    5,904,694           224,652
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (24,178)
                                                       ---------------
Net assets                                             $    5,618,555
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,192,786         1,721,684    $         3.02
Band 100                                                       87,396            28,033              3.12
Band 75                                                            --                --              3.22
Band 50                                                       338,373           101,578              3.33
Band 25                                                            --                --              3.44
Band 0                                                             --                --              3.56
                                                       ---------------   ---------------
 Total                                                 $    5,618,555         1,851,295
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       58,014
Mortality & expense charges                                                                       (65,363)
                                                                                           ---------------
Net investment income (loss)                                                                       (7,349)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (668,495)
Realized gain distributions                                                                       123,298
Net change in unrealized appreciation (depreciation)                                            1,570,327
                                                                                           ---------------
Net gain (loss)                                                                                 1,025,130
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,017,781
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (7,349)   $            (4,573)
Net realized gain (loss)                                                  (668,495)                23,710
Realized gain distributions                                                123,298                845,821
Net change in unrealized appreciation (depreciation)                     1,570,327             (1,574,179)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,017,781               (709,221)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   747,891              1,044,255
Cost of units redeemed                                                  (2,572,694)            (2,690,964)
Account charges                                                             (2,491)                (3,905)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,827,294)            (1,650,614)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (809,513)            (2,359,835)
Net assets, beginning                                                    6,428,068              8,787,903
                                                               --------------------   --------------------
Net assets, ending                                             $         5,618,555    $         6,428,068
                                                               ====================   ====================

Units sold                                                                 300,084                678,003
Units redeemed                                                          (1,003,994)            (1,249,687)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (703,910)              (571,684)
Units outstanding, beginning                                             2,555,205              3,126,889
                                                               --------------------   --------------------
Units outstanding, ending                                                1,851,295              2,555,205
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        36,020,892
Cost of units redeemed/account charges                                                        (37,360,667)
Net investment income (loss)                                                                       41,002
Net realized gain (loss)                                                                          220,093
Realized gain distributions                                                                     6,959,196
Net change in unrealized appreciation (depreciation)                                             (261,961)
                                                                                      --------------------
Net assets                                                                            $         5,618,555
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.02              1,722    $         5,193               1.25%              21.1%
12/31/2015                   2.49              2,341              5,831               1.25%              -9.6%
12/31/2014                   2.76              2,645              7,290               1.25%               0.1%
12/31/2013                   2.75              3,713             10,229               1.25%              29.6%
12/31/2012                   2.13              3,734              7,938               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                 28    $            87               1.00%              21.4%
12/31/2015                   2.57                 23                 59               1.00%              -9.4%
12/31/2014                   2.84                 47                134               1.00%               0.3%
12/31/2013                   2.83                 34                 96               1.00%              29.9%
12/31/2012                   2.18                 43                 93               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.22                  0    $             0               0.75%              21.7%
12/31/2015                   2.65                  0                  0               0.75%              -9.2%
12/31/2014                   2.92                  0                  0               0.75%               0.6%
12/31/2013                   2.90                  0                  0               0.75%              30.3%
12/31/2012                   2.23                  0                  0               0.75%               9.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.33                102    $           338               0.50%              22.0%
12/31/2015                   2.73                102                278               0.50%              -9.0%
12/31/2014                   3.00                101                302               0.50%               0.8%
12/31/2013                   2.98                 98                291               0.50%              30.6%
12/31/2012                   2.28                 83                190               0.50%               9.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.44                  0    $             0               0.25%              22.3%
12/31/2015                   2.82                  0                  0               0.25%              -8.7%
12/31/2014                   3.09                  0                  0               0.25%               1.1%
12/31/2013                   3.05                  0                  0               0.25%              30.9%
12/31/2012                   2.33                  0                  0               0.25%               9.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.56                  0    $             0               0.00%              22.6%
12/31/2015                   2.90                 90                260               0.00%              -8.5%
12/31/2014                   3.17                334              1,061               0.00%               1.3%
12/31/2013                   3.13                441              1,381               0.00%              31.2%
12/31/2012                   2.39                502              1,198               0.00%              10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.1%
                 2014                                   1.8%
                 2013                                   0.9%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      639,850    $      651,759            90,404
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,400)
                                                       ---------------
Net assets                                             $      636,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      636,450           492,364    $         1.29
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $      636,450           492,364
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,216
Mortality & expense charges                                                                        (7,260)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,044)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,542)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               89,798
                                                                                           ---------------
Net gain (loss)                                                                                    77,256
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       74,212
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,044)   $            11,186
Net realized gain (loss)                                                   (12,542)                (6,195)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        89,798                (98,383)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           74,212                (93,392)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   128,008                710,010
Cost of units redeemed                                                    (114,876)               (78,477)
Account charges                                                               (504)                  (323)
                                                               --------------------   --------------------
Increase (decrease)                                                         12,628                631,210
                                                               --------------------   --------------------
Net increase (decrease)                                                     86,840                537,818
Net assets, beginning                                                      549,610                 11,792
                                                               --------------------   --------------------
Net assets, ending                                             $           636,450    $           549,610
                                                               ====================   ====================

Units sold                                                                 105,060                527,299(a)
Units redeemed                                                             (92,925)               (54,611)(a)
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,135                472,688
Units outstanding, beginning                                               480,229                  7,541(a)
                                                               --------------------   --------------------
Units outstanding, ending                                                  492,364                480,229
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,505,396
Cost of units redeemed/account charges                                                         (1,925,715)
Net investment income (loss)                                                                        1,800
Net realized gain (loss)                                                                           63,013
Realized gain distributions                                                                         3,865
Net change in unrealized appreciation (depreciation)                                              (11,909)
                                                                                      --------------------
Net assets                                                                            $           636,450
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $2.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                492    $           636               1.25%              12.9%
12/31/2015 (a)               1.14                480                550               1.25%             -26.8%
12/31/2014 (a)               1.56                  8                 12               1.25%             -19.4%
12/31/2013 (a)               1.94                323                626               1.25%              -3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%              13.2%
12/31/2015 (a)               1.15                  0                  0               1.00%             -26.6%
12/31/2014 (a)               1.57                  0                  0               1.00%             -19.2%
12/31/2013 (a)               1.94                  0                  0               1.00%              -2.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%              13.5%
12/31/2015 (a)               1.16                  0                  0               0.75%             -26.4%
12/31/2014 (a)               1.58                  0                  0               0.75%             -19.0%
12/31/2013 (a)               1.95                  0                  0               0.75%              -2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%              13.8%
12/31/2015 (a)               1.17                  0                  0               0.50%             -26.3%
12/31/2014 (a)               1.58                  0                  0               0.50%             -18.8%
12/31/2013 (a)               1.95                  0                  0               0.50%              -2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%              14.1%
12/31/2015 (a)               1.17                  0                  0               0.25%             -26.1%
12/31/2014 (a)               1.59                  0                  0               0.25%             -18.6%
12/31/2013 (a)               1.95                  0                  0               0.25%              -2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.00%              14.4%
12/31/2015 (a)               1.18                  0                  0               0.00%             -25.9%
12/31/2014 (a)               1.59                  0                  0               0.00%             -18.4%
12/31/2013 (a)               1.95                  0                  0               0.00%              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   4.8%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       27,998    $       30,608             4,087
                                                                         ===============   ===============
Receivables: investments sold                                      82
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       28,080
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       28,080            22,057    $         1.27
Band 100                                                           --                --              1.28
Band 75                                                            --                --              1.30
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.32
Band 0                                                             --                --              1.33
                                                       ---------------   ---------------
 Total                                                 $       28,080            22,057
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          123
Mortality & expense charges                                                                          (309)
                                                                                           ---------------
Net investment income (loss)                                                                         (186)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (730)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,756
                                                                                           ---------------
Net gain (loss)                                                                                     3,026
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,840
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (186)   $               615
Net realized gain (loss)                                                      (730)                  (183)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,756                 (5,394)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,840                 (4,962)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     8,609                 16,174
Cost of units redeemed                                                      (2,834)                  (193)
Account charges                                                                 (2)                    (3)
                                                               --------------------   --------------------
Increase (decrease)                                                          5,773                 15,978
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,613                 11,016
Net assets, beginning                                                       19,467                  8,451
                                                               --------------------   --------------------
Net assets, ending                                             $            28,080    $            19,467
                                                               ====================   ====================

Units sold                                                                   7,189                 11,930(a)
Units redeemed                                                              (2,306)                  (186)(a)
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,883                 11,744
Units outstanding, beginning                                                17,174                  5,430(a)
                                                               --------------------   --------------------
Units outstanding, ending                                                   22,057                 17,174
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            34,221
Cost of units redeemed/account charges                                                             (3,032)
Net investment income (loss)                                                                          414
Net realized gain (loss)                                                                             (913)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,610)
                                                                                      --------------------
Net assets                                                                            $            28,080
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $2.00 (a)

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                 22    $            28               1.25%              12.3%
12/31/2015 (a)               1.13                 17                 19               1.25%             -27.2%
12/31/2014 (a)               1.56                  5                  8               1.25%             -19.7%
12/31/2013 (a)               1.94                  0                  0               1.25%              -3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.00%              12.6%
12/31/2015 (a)               1.14                  0                  0               1.00%             -27.0%
12/31/2014 (a)               1.56                  0                  0               1.00%             -19.5%
12/31/2013 (a)               1.94                  0                  0               1.00%              -3.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.75%              12.9%
12/31/2015 (a)               1.15                  0                  0               0.75%             -26.8%
12/31/2014 (a)               1.57                  0                  0               0.75%             -19.3%
12/31/2013 (a)               1.94                  0                  0               0.75%              -2.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%              13.2%
12/31/2015 (a)               1.16                  0                  0               0.50%             -26.6%
12/31/2014 (a)               1.57                  0                  0               0.50%             -19.1%
12/31/2013 (a)               1.95                  0                  0               0.50%              -2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.25%              13.4%
12/31/2015 (a)               1.16                  0                  0               0.25%             -26.4%
12/31/2014 (a)               1.58                  0                  0               0.25%             -18.9%
12/31/2013 (a)               1.95                  0                  0               0.25%              -2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.00%              13.7%
12/31/2015 (a)               1.17                  0                  0               0.00%             -26.3%
12/31/2014 (a)               1.59                  0                  0               0.00%             -18.7%
12/31/2013 (a)               1.95                  0                  0               0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   5.7%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIMCO HIGH YIELD FUND ADMIN CLASS - 693390650

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,695,589    $    2,771,529           309,244
                                                                         ===============   ===============
Receivables: investments sold                                  28,859
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,724,448
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,724,448         1,175,794    $         2.32
Band 100                                                           --                --              2.40
Band 75                                                            --                --              2.48
Band 50                                                            --                --              2.56
Band 25                                                            --                --              2.65
Band 0                                                             --                --              2.78
                                                       ---------------   ---------------
 Total                                                 $    2,724,448         1,175,794
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      156,350
Mortality & expense charges                                                                       (32,771)
                                                                                           ---------------
Net investment income (loss)                                                                      123,579
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (233,848)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              395,950
                                                                                           ---------------
Net gain (loss)                                                                                   162,102
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      285,681
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           123,579    $           216,070
Net realized gain (loss)                                                  (233,848)               (36,376)
Realized gain distributions                                                     --                103,100
Net change in unrealized appreciation (depreciation)                       395,950               (409,277)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          285,681               (126,483)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   554,366                560,359
Cost of units redeemed                                                  (2,159,747)            (1,751,401)
Account charges                                                             (1,030)                (1,348)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,606,411)            (1,192,390)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,320,730)            (1,318,873)
Net assets, beginning                                                    4,045,178              5,364,051
                                                               --------------------   --------------------
Net assets, ending                                             $         2,724,448    $         4,045,178
                                                               ====================   ====================

Units sold                                                                 247,332                265,598
Units redeemed                                                            (947,791)              (813,750)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (700,459)              (548,152)
Units outstanding, beginning                                             1,876,253              2,424,405
                                                               --------------------   --------------------
Units outstanding, ending                                                1,175,794              1,876,253
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,343,145
Cost of units redeemed/account charges                                                        (17,149,678)
Net investment income (loss)                                                                    3,144,184
Net realized gain (loss)                                                                         (758,257)
Realized gain distributions                                                                       220,994
Net change in unrealized appreciation (depreciation)                                              (75,940)
                                                                                      --------------------
Net assets                                                                            $         2,724,448
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32              1,176    $         2,724               1.25%              11.1%
12/31/2015                   2.09              1,538              3,209               1.25%              -3.3%
12/31/2014                   2.16              2,065              4,455               1.25%               1.8%
12/31/2013                   2.12              3,007              6,375               1.25%               4.2%
12/31/2012                   2.03              3,169              6,448               1.25%              12.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40                  0    $             0               1.00%              11.3%
12/31/2015                   2.15                  0                  0               1.00%              -3.1%
12/31/2014                   2.22                  0                  0               1.00%               2.0%
12/31/2013                   2.18                  0                  0               1.00%               4.5%
12/31/2012                   2.08                  0                  0               1.00%              13.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.48                  0    $             0               0.75%              11.6%
12/31/2015                   2.22                  0                  0               0.75%              -2.8%
12/31/2014                   2.28                  0                  0               0.75%               2.3%
12/31/2013                   2.23                  0                  0               0.75%               4.7%
12/31/2012                   2.13                  0                  0               0.75%              13.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.50%              11.9%
12/31/2015                   2.29                  0                  0               0.50%              -2.6%
12/31/2014                   2.35                  0                  0               0.50%               2.5%
12/31/2013                   2.29                  0                  0               0.50%               5.0%
12/31/2012                   2.18                  0                  0               0.50%              13.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.65                  0    $             0               0.25%              12.2%
12/31/2015                   2.36                  0                  0               0.25%              -2.3%
12/31/2014                   2.41                  0                  0               0.25%               2.8%
12/31/2013                   2.35                  0                  0               0.25%               5.3%
12/31/2012                   2.23                  0                  0               0.25%              14.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.00%              12.5%
12/31/2015                   2.47                338                836               0.00%              -2.1%
12/31/2014                   2.53                360                909               0.00%               3.1%
12/31/2013                   2.45                306                749               0.00%               5.5%
12/31/2012                   2.32                323                751               0.00%              14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.6%
                 2015                                   5.7%
                 2014                                   5.3%
                 2013                                   5.9%
                 2012                                   6.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   PIMCO HIGH YIELD FUND R CLASS - 72200Q794

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,357,608    $    2,447,443           267,361
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,154)
                                                       ---------------
Net assets                                             $    2,355,454
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,392,906           710,955    $         1.96
Band 100                                                      290,299           143,345              2.03
Band 75                                                            --                --              2.09
Band 50                                                       431,606           199,460              2.16
Band 25                                                            --                --              2.24
Band 0                                                        240,643           104,031              2.31
                                                       ---------------   ---------------
 Total                                                 $    2,355,454         1,157,791
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      115,090
Mortality & expense charges                                                                       (22,447)
                                                                                           ---------------
Net investment income (loss)                                                                       92,643
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (49,077)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              195,784
                                                                                           ---------------
Net gain (loss)                                                                                   146,707
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      239,350
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            92,643    $           109,953
Net realized gain (loss)                                                   (49,077)               (41,998)
Realized gain distributions                                                     --                 63,565
Net change in unrealized appreciation (depreciation)                       195,784               (215,404)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          239,350                (83,884)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   412,759                669,856
Cost of units redeemed                                                    (550,903)            (1,373,870)
Account charges                                                               (478)                (1,608)
                                                               --------------------   --------------------
Increase (decrease)                                                       (138,622)              (705,622)
                                                               --------------------   --------------------
Net increase (decrease)                                                    100,728               (789,506)
Net assets, beginning                                                    2,254,726              3,044,232
                                                               --------------------   --------------------
Net assets, ending                                             $         2,355,454    $         2,254,726
                                                               ====================   ====================

Units sold                                                                 226,523                537,794
Units redeemed                                                            (303,144)              (925,184)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (76,621)              (387,390)
Units outstanding, beginning                                             1,234,412              1,621,802
                                                               --------------------   --------------------
Units outstanding, ending                                                1,157,791              1,234,412
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,764,894
Cost of units redeemed/account charges                                                         (6,484,442)
Net investment income (loss)                                                                    1,086,536
Net realized gain (loss)                                                                          (48,944)
Realized gain distributions                                                                       127,245
Net change in unrealized appreciation (depreciation)                                              (89,835)
                                                                                      --------------------
Net assets                                                                            $         2,355,454
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                711    $         1,393               1.25%              10.7%
12/31/2015                   1.77                803              1,422               1.25%              -3.7%
12/31/2014                   1.84              1,185              2,177               1.25%               1.4%
12/31/2013                   1.81              1,302              2,359               1.25%               3.8%
12/31/2012                   1.74              1,306              2,279               1.25%              12.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                143    $           290               1.00%              10.9%
12/31/2015                   1.83                137                250               1.00%              -3.4%
12/31/2014                   1.89                155                294               1.00%               1.7%
12/31/2013                   1.86                  5                 10               1.00%               4.1%
12/31/2012                   1.79                 26                 47               1.00%              12.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.75%              11.2%
12/31/2015                   1.88                  0                  0               0.75%              -3.2%
12/31/2014                   1.94                  0                  0               0.75%               1.9%
12/31/2013                   1.91                  0                  0               0.75%               4.4%
12/31/2012                   1.83                  0                  0               0.75%              13.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                199    $           432               0.50%              11.5%
12/31/2015                   1.94                198                385               0.50%              -2.9%
12/31/2014                   2.00                191                383               0.50%               2.2%
12/31/2013                   1.96                225                439               0.50%               4.6%
12/31/2012                   1.87                211                394               0.50%              13.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.25%              11.8%
12/31/2015                   2.00                  0                  0               0.25%              -2.7%
12/31/2014                   2.06                  0                  0               0.25%               2.4%
12/31/2013                   2.01                  0                  0               0.25%               4.9%
12/31/2012                   1.91                  0                  0               0.25%              13.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                104    $           241               0.00%              12.1%
12/31/2015                   2.06                 96                198               0.00%              -2.4%
12/31/2014                   2.12                 90                191               0.00%               2.7%
12/31/2013                   2.06                 87                179               0.00%               5.1%
12/31/2012                   1.96                 83                163               0.00%              13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.0%
                 2015                                   5.2%
                 2014                                   5.7%
                 2013                                   5.2%
                 2012                                   5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIMCO INCOME FUND R CLASS - 72201F441

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,123,681    $    1,123,870            93,275
                                                                         ===============   ===============
Receivables: investments sold                                   1,218
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,124,899
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      866,016           727,916    $         1.19
Band 100                                                           --                --              1.20
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.23
Band 25                                                            --                --              1.24
Band 0                                                        258,883           206,673              1.25
                                                       ---------------   ---------------
 Total                                                 $    1,124,899           934,589
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       49,935
Mortality & expense charges                                                                       (11,669)
                                                                                           ---------------
Net investment income (loss)                                                                       38,266
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (16,576)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               45,655
                                                                                           ---------------
Net gain (loss)                                                                                    29,079
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       67,345
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            38,266    $            37,902
Net realized gain (loss)                                                   (16,576)                (2,008)
Realized gain distributions                                                     --                    651
Net change in unrealized appreciation (depreciation)                        45,655                (35,436)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           67,345                  1,109
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   747,418                445,649
Cost of units redeemed                                                    (439,136)              (103,737)
Account charges                                                               (417)                  (297)
                                                               --------------------   --------------------
Increase (decrease)                                                        307,865                341,615
                                                               --------------------   --------------------
Net increase (decrease)                                                    375,210                342,724
Net assets, beginning                                                      749,689                406,965
                                                               --------------------   --------------------
Net assets, ending                                             $         1,124,899    $           749,689
                                                               ====================   ====================

Units sold                                                                 635,809                398,062
Units redeemed                                                            (373,597)               (93,170)
                                                               --------------------   --------------------
Net increase (decrease)                                                    262,212                304,892
Units outstanding, beginning                                               672,377                367,485
                                                               --------------------   --------------------
Units outstanding, ending                                                  934,589                672,377
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,735,505
Cost of units redeemed/account charges                                                         (1,723,169)
Net investment income (loss)                                                                      118,462
Net realized gain (loss)                                                                           (8,693)
Realized gain distributions                                                                         2,983
Net change in unrealized appreciation (depreciation)                                                 (189)
                                                                                      --------------------
Net assets                                                                            $         1,124,899
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                728    $           866               1.25%               6.7%
12/31/2015                   1.11                672                750               1.25%               0.7%
12/31/2014                   1.11                367                407               1.25%               5.3%
12/31/2013                   1.05                931                980               1.25%               2.9%
12/31/2012                   1.02                  0                  0               1.25%               2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               1.00%               7.0%
12/31/2015                   1.12                  0                  0               1.00%               0.9%
12/31/2014                   1.11                  0                  0               1.00%               5.5%
12/31/2013                   1.06                  0                  0               1.00%               3.2%
12/31/2012                   1.02                  0                  0               1.00%               2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               7.2%
12/31/2015                   1.13                  0                  0               0.75%               1.2%
12/31/2014                   1.12                  0                  0               0.75%               5.8%
12/31/2013                   1.06                  0                  0               0.75%               3.5%
12/31/2012                   1.02                  0                  0               0.75%               2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.50%               7.5%
12/31/2015                   1.14                  0                  0               0.50%               1.4%
12/31/2014                   1.13                  0                  0               0.50%               6.0%
12/31/2013                   1.06                  0                  0               0.50%               3.7%
12/31/2012                   1.02                  0                  0               0.50%               2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%               7.8%
12/31/2015                   1.15                  0                  0               0.25%               1.7%
12/31/2014                   1.13                  0                  0               0.25%               6.3%
12/31/2013                   1.06                  0                  0               0.25%               4.0%
12/31/2012                   1.02                  0                  0               0.25%               2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                207    $           259               0.00%               8.0%
12/31/2015                   1.16                  0                  0               0.00%               1.9%
12/31/2014                   1.14                  0                  0               0.00%               6.6%
12/31/2013                   1.07                  0                  0               0.00%               4.2%
12/31/2012                   1.02                  0                  0               0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.3%
                 2015                                   8.0%
                 2014                                   5.3%
                 2013                                   3.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2020 FUND ADMINISTRATIVE CLASS - 01900A494

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      384,072    $      388,534            20,681
                                                                         ===============   ===============
Receivables: investments sold                                   2,058
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      386,130
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      386,130           344,556    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $      386,130           344,556
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,676
Mortality & expense charges                                                                        (4,421)
                                                                                           ---------------
Net investment income (loss)                                                                        4,255
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,962)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               17,172
                                                                                           ---------------
Net gain (loss)                                                                                    14,210
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       18,465
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,255    $             5,890
Net realized gain (loss)                                                    (2,962)                (9,005)
Realized gain distributions                                                     --                    531
Net change in unrealized appreciation (depreciation)                        17,172                (14,899)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           18,465                (17,483)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    57,862                537,260
Cost of units redeemed                                                     (39,279)              (705,176)
Account charges                                                             (1,940)                (1,145)
                                                               --------------------   --------------------
Increase (decrease)                                                         16,643               (169,061)
                                                               --------------------   --------------------
Net increase (decrease)                                                     35,108               (186,544)
Net assets, beginning                                                      351,022                537,566
                                                               --------------------   --------------------
Net assets, ending                                             $           386,130    $           351,022
                                                               ====================   ====================

Units sold                                                                  52,723                542,372
Units redeemed                                                             (39,201)              (701,729)
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,522               (159,357)
Units outstanding, beginning                                               331,034                490,391
                                                               --------------------   --------------------
Units outstanding, ending                                                  344,556                331,034
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,211,182
Cost of units redeemed/account charges                                                           (834,902)
Net investment income (loss)                                                                       22,864
Net realized gain (loss)                                                                          (10,821)
Realized gain distributions                                                                         2,269
Net change in unrealized appreciation (depreciation)                                               (4,462)
                                                                                      --------------------
Net assets                                                                            $           386,130
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                345    $           386               1.25%               5.7%
12/31/2015                   1.06                331                351               1.25%              -3.3%
12/31/2014                   1.10                490                538               1.25%               0.6%
12/31/2013                   1.09                494                538               1.25%               2.6%
12/31/2012                   1.06                  0                  0               1.25%               6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               5.9%
12/31/2015                   1.07                  0                  0               1.00%              -3.0%
12/31/2014                   1.10                  0                  0               1.00%               0.8%
12/31/2013                   1.09                  0                  0               1.00%               2.8%
12/31/2012                   1.06                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               6.2%
12/31/2015                   1.08                  0                  0               0.75%              -2.8%
12/31/2014                   1.11                  0                  0               0.75%               1.1%
12/31/2013                   1.10                  0                  0               0.75%               3.1%
12/31/2012                   1.07                  0                  0               0.75%               6.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               6.5%
12/31/2015                   1.09                  0                  0               0.50%              -2.5%
12/31/2014                   1.12                  0                  0               0.50%               1.3%
12/31/2013                   1.10                  0                  0               0.50%               3.3%
12/31/2012                   1.07                  0                  0               0.50%               6.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               6.7%
12/31/2015                   1.10                  0                  0               0.25%              -2.3%
12/31/2014                   1.13                  0                  0               0.25%               1.6%
12/31/2013                   1.11                  0                  0               0.25%               3.6%
12/31/2012                   1.07                  0                  0               0.25%               6.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.00%               7.0%
12/31/2015                   1.11                  0                  0               0.00%              -2.1%
12/31/2014                   1.13                  0                  0               0.00%               1.8%
12/31/2013                   1.11                  0                  0               0.00%               3.9%
12/31/2012                   1.07                  0                  0               0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   2.7%
                 2014                                   2.8%
                 2013                                   3.8%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   PIMCO INCOME FUND ADMIN CLASS - 72201F482

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,290,504    $   13,155,560         1,104,020
                                                                         ===============   ===============
Receivables: investments sold                                  23,984
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   13,314,488
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   13,314,488        11,014,095    $         1.21
Band 100                                                           --                --              1.22
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.25
Band 25                                                            --                --              1.26
Band 0                                                             --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $   13,314,488        11,014,095
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      497,944
Mortality & expense charges                                                                      (116,496)
                                                                                           ---------------
Net investment income (loss)                                                                      381,448
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (49,748)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              297,312
                                                                                           ---------------
Net gain (loss)                                                                                   247,564
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      629,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           381,448    $           151,356
Net realized gain (loss)                                                   (49,748)                 1,433
Realized gain distributions                                                     --                  2,342
Net change in unrealized appreciation (depreciation)                       297,312               (134,327)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          629,012                 20,804
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,936,869                864,042
Cost of units redeemed                                                  (1,907,911)              (667,472)
Account charges                                                            (24,954)                  (824)
                                                               --------------------   --------------------
Increase (decrease)                                                     10,004,004                195,746
                                                               --------------------   --------------------
Net increase (decrease)                                                 10,633,016                216,550
Net assets, beginning                                                    2,681,472              2,464,922
                                                               --------------------   --------------------
Net assets, ending                                             $        13,314,488    $         2,681,472
                                                               ====================   ====================

Units sold                                                              10,293,953                799,979
Units redeemed                                                          (1,656,321)              (632,186)
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,637,632                167,793
Units outstanding, beginning                                             2,376,463              2,208,670
                                                               --------------------   --------------------
Units outstanding, ending                                               11,014,095              2,376,463
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        15,732,380
Cost of units redeemed/account charges                                                         (3,157,455)
Net investment income (loss)                                                                      628,846
Net realized gain (loss)                                                                          (32,451)
Realized gain distributions                                                                         8,224
Net change in unrealized appreciation (depreciation)                                              134,944
                                                                                      --------------------
Net assets                                                                            $        13,314,488
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21             11,014    $        13,314               1.25%               7.1%
12/31/2015                   1.13              2,376              2,681               1.25%               1.1%
12/31/2014                   1.12              2,209              2,465               1.25%               5.6%
12/31/2013                   1.06                291                307               1.25%               3.3%
12/31/2012                   1.02                  0                  0               1.25%               2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.00%               7.4%
12/31/2015                   1.14                  0                  0               1.00%               1.4%
12/31/2014                   1.12                  0                  0               1.00%               5.9%
12/31/2013                   1.06                  0                  0               1.00%               3.6%
12/31/2012                   1.02                  0                  0               1.00%               2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%               7.7%
12/31/2015                   1.15                  0                  0               0.75%               1.6%
12/31/2014                   1.13                  0                  0               0.75%               6.2%
12/31/2013                   1.06                  0                  0               0.75%               3.8%
12/31/2012                   1.02                  0                  0               0.75%               2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.50%               7.9%
12/31/2015                   1.16                  0                  0               0.50%               1.9%
12/31/2014                   1.13                  0                  0               0.50%               6.4%
12/31/2013                   1.07                  0                  0               0.50%               4.1%
12/31/2012                   1.02                  0                  0               0.50%               2.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.25%               8.2%
12/31/2015                   1.16                  0                  0               0.25%               2.1%
12/31/2014                   1.14                  0                  0               0.25%               6.7%
12/31/2013                   1.07                  0                  0               0.25%               4.3%
12/31/2012                   1.02                  0                  0               0.25%               2.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.00%               8.5%
12/31/2015                   1.17                  0                  0               0.00%               2.4%
12/31/2014                   1.15                  0                  0               0.00%               7.0%
12/31/2013                   1.07                  0                  0               0.00%               4.6%
12/31/2012                   1.02                  0                  0               0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.2%
                 2015                                   7.1%
                 2014                                   8.2%
                 2013                                   4.3%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2020 FUND A CLASS - 01900A569 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%               5.6%
12/31/2015                   1.06                  0                  0               1.25%              -3.3%
12/31/2014                   1.10                  0                  0               1.25%               0.4%
12/31/2013                   1.09                  0                  0               1.25%               2.6%
12/31/2012                   1.06                  0                  0               1.25%               6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               5.9%
12/31/2015                   1.07                  0                  0               1.00%              -3.0%
12/31/2014                   1.10                  0                  0               1.00%               0.7%
12/31/2013                   1.09                  0                  0               1.00%               2.9%
12/31/2012                   1.06                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               6.1%
12/31/2015                   1.08                  0                  0               0.75%              -2.8%
12/31/2014                   1.11                  0                  0               0.75%               1.0%
12/31/2013                   1.10                  0                  0               0.75%               3.2%
12/31/2012                   1.07                  0                  0               0.75%               6.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               6.4%
12/31/2015                   1.09                  0                  0               0.50%              -2.5%
12/31/2014                   1.12                  0                  0               0.50%               1.2%
12/31/2013                   1.10                  0                  0               0.50%               3.4%
12/31/2012                   1.07                  0                  0               0.50%               6.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               6.7%
12/31/2015                   1.10                  0                  0               0.25%              -2.3%
12/31/2014                   1.12                  0                  0               0.25%               1.5%
12/31/2013                   1.11                  0                  0               0.25%               3.7%
12/31/2012                   1.07                  0                  0               0.25%               6.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.00%               6.9%
12/31/2015                   1.11                  0                  0               0.00%              -2.0%
12/31/2014                   1.13                  0                  0               0.00%               1.7%
12/31/2013                   1.11                  0                  0               0.00%               3.9%
12/31/2012                   1.07                  0                  0               0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIMCO REAL RETURN FUND ADMIN CLASS - 693391112

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,549,995    $    7,778,049           704,096
                                                                         ===============   ===============
Receivables: investments sold                                 138,738
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    7,688,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,400,270         6,678,926    $         1.11
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.18
Band 0                                                        288,463           239,740              1.20
                                                       ---------------   ---------------
 Total                                                 $    7,688,733         6,918,666
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       60,015
Mortality & expense charges                                                                       (83,966)
                                                                                           ---------------
Net investment income (loss)                                                                      (23,951)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (130,151)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              377,075
                                                                                           ---------------
Net gain (loss)                                                                                   246,924
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      222,973
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (23,951)   $           (29,075)
Net realized gain (loss)                                                  (130,151)              (110,310)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       377,075               (162,379)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          222,973               (301,764)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,162,610              2,906,050
Cost of units redeemed                                                  (2,068,822)            (2,748,108)
Account charges                                                             (4,405)                (3,563)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,089,383                154,379
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,312,356               (147,385)
Net assets, beginning                                                    6,376,377              6,523,762
                                                               --------------------   --------------------
Net assets, ending                                             $         7,688,733    $         6,376,377
                                                               ====================   ====================

Units sold                                                               3,150,511              2,661,217
Units redeemed                                                          (2,171,948)            (2,546,653)
                                                               --------------------   --------------------
Net increase (decrease)                                                    978,563                114,564
Units outstanding, beginning                                             5,940,103              5,825,539
                                                               --------------------   --------------------
Units outstanding, ending                                                6,918,666              5,940,103
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        18,463,715
Cost of units redeemed/account charges                                                        (10,378,285)
Net investment income (loss)                                                                      114,514
Net realized gain (loss)                                                                         (396,629)
Realized gain distributions                                                                       113,472
Net change in unrealized appreciation (depreciation)                                             (228,054)
                                                                                      --------------------
Net assets                                                                            $         7,688,733
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11              6,679    $         7,400               1.25%               3.5%
12/31/2015                   1.07              5,729              6,134               1.25%              -4.2%
12/31/2014                   1.12              5,629              6,292               1.25%               1.9%
12/31/2013                   1.10              4,807              5,273               1.25%             -10.4%
12/31/2012                   1.22              2,479              3,035               1.25%               7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               3.7%
12/31/2015                   1.09                  0                  0               1.00%              -4.0%
12/31/2014                   1.13                  0                  0               1.00%               2.1%
12/31/2013                   1.11                  0                  0               1.00%             -10.2%
12/31/2012                   1.23                  0                  0               1.00%               7.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               4.0%
12/31/2015                   1.10                  0                  0               0.75%              -3.7%
12/31/2014                   1.14                  0                  0               0.75%               2.4%
12/31/2013                   1.12                  0                  0               0.75%             -10.0%
12/31/2012                   1.24                  0                  0               0.75%               8.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               4.3%
12/31/2015                   1.12                  0                  0               0.50%              -3.5%
12/31/2014                   1.16                  0                  0               0.50%               2.6%
12/31/2013                   1.13                  0                  0               0.50%              -9.7%
12/31/2012                   1.25                  0                  0               0.50%               8.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.25%               4.5%
12/31/2015                   1.13                  0                  0               0.25%              -3.2%
12/31/2014                   1.17                  0                  0               0.25%               2.9%
12/31/2013                   1.14                  0                  0               0.25%              -9.5%
12/31/2012                   1.26                  0                  0               0.25%               8.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                240    $           288               0.00%               4.8%
12/31/2015                   1.15                211                242               0.00%              -3.0%
12/31/2014                   1.18                196                232               0.00%               3.2%
12/31/2013                   1.15                  0                  0               0.00%              -9.3%
12/31/2012                   1.26                  0                  0               0.00%               9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.8%
                 2014                                   3.7%
                 2013                                   1.0%
                 2012                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2025 FUND ADMINISTRATIVE CLASS - 01880B827

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       98,839    $       97,898             6,070
                                                                         ===============   ===============
Receivables: investments sold                                   1,874
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      100,713
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      100,713            87,849    $         1.15
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.17
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $      100,713            87,849
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,093
Mortality & expense charges                                                                        (1,789)
                                                                                           ---------------
Net investment income (loss)                                                                          304
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (402)
Realized gain distributions                                                                            86
Net change in unrealized appreciation (depreciation)                                                8,991
                                                                                           ---------------
Net gain (loss)                                                                                     8,675
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,979
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               304    $             2,678
Net realized gain (loss)                                                      (402)                (4,218)
Realized gain distributions                                                     86                    234
Net change in unrealized appreciation (depreciation)                         8,991                 (6,462)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,979                 (7,768)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    51,174                322,736
Cost of units redeemed                                                     (97,230)              (285,406)
Account charges                                                             (1,254)                  (409)
                                                               --------------------   --------------------
Increase (decrease)                                                        (47,310)                36,921
                                                               --------------------   --------------------
Net increase (decrease)                                                    (38,331)                29,153
Net assets, beginning                                                      139,044                109,891
                                                               --------------------   --------------------
Net assets, ending                                             $           100,713    $           139,044
                                                               ====================   ====================

Units sold                                                                  46,132                335,521
Units redeemed                                                             (87,378)              (305,518)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (41,246)                30,003
Units outstanding, beginning                                               129,095                 99,092
                                                               --------------------   --------------------
Units outstanding, ending                                                   87,849                129,095
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           850,426
Cost of units redeemed/account charges                                                           (761,365)
Net investment income (loss)                                                                        6,333
Net realized gain (loss)                                                                            4,030
Realized gain distributions                                                                           348
Net change in unrealized appreciation (depreciation)                                                  941
                                                                                      --------------------
Net assets                                                                            $           100,713
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                 88    $           101               1.25%               6.4%
12/31/2015                   1.08                129                139               1.25%              -2.9%
12/31/2014                   1.11                 99                110               1.25%               0.4%
12/31/2013                   1.10                330                365               1.25%               3.6%
12/31/2012                   1.07                  0                  0               1.25%               6.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%               6.7%
12/31/2015                   1.09                  0                  0               1.00%              -2.6%
12/31/2014                   1.12                  0                  0               1.00%               0.7%
12/31/2013                   1.11                  0                  0               1.00%               3.8%
12/31/2012                   1.07                  0                  0               1.00%               6.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.75%               7.0%
12/31/2015                   1.10                  0                  0               0.75%              -2.4%
12/31/2014                   1.12                  0                  0               0.75%               0.9%
12/31/2013                   1.11                  0                  0               0.75%               4.1%
12/31/2012                   1.07                  0                  0               0.75%               7.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%               7.2%
12/31/2015                   1.11                  0                  0               0.50%              -2.1%
12/31/2014                   1.13                  0                  0               0.50%               1.2%
12/31/2013                   1.12                  0                  0               0.50%               4.3%
12/31/2012                   1.07                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%               7.5%
12/31/2015                   1.12                  0                  0               0.25%              -1.9%
12/31/2014                   1.14                  0                  0               0.25%               1.4%
12/31/2013                   1.12                  0                  0               0.25%               4.6%
12/31/2012                   1.07                  0                  0               0.25%               7.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.00%               7.8%
12/31/2015                   1.13                  0                  0               0.00%              -1.7%
12/31/2014                   1.15                  0                  0               0.00%               1.7%
12/31/2013                   1.13                  0                  0               0.00%               4.9%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   3.7%
                 2014                                   1.4%
                 2013                                   3.7%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   PIMCO REAL RETURN FUND R CLASS - 72200Q760

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,432,656    $    1,409,091           131,605
                                                                         ===============   ===============
Receivables: investments sold                                   4,471
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,437,127
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,126,096         1,043,939    $         1.08
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.15
Band 0                                                        311,031           265,531              1.17
                                                       ---------------   ---------------
 Total                                                 $    1,437,127         1,309,470
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,819
Mortality & expense charges                                                                       (16,380)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,561)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (62,654)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              125,153
                                                                                           ---------------
Net gain (loss)                                                                                    62,499
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       52,938
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,561)   $           (12,538)
Net realized gain (loss)                                                   (62,654)              (131,771)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       125,153                 59,892
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           52,938                (84,417)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,366,438              1,036,155
Cost of units redeemed                                                  (1,937,851)            (1,164,811)
Account charges                                                               (757)                  (726)
                                                               --------------------   --------------------
Increase (decrease)                                                       (572,170)              (129,382)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (519,232)              (213,799)
Net assets, beginning                                                    1,956,359              2,170,158
                                                               --------------------   --------------------
Net assets, ending                                             $         1,437,127    $         1,956,359
                                                               ====================   ====================

Units sold                                                               1,275,132                963,984
Units redeemed                                                          (1,814,430)            (1,073,069)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (539,298)              (109,085)
Units outstanding, beginning                                             1,848,768              1,957,853
                                                               --------------------   --------------------
Units outstanding, ending                                                1,309,470              1,848,768
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,945,065
Cost of units redeemed/account charges                                                         (5,362,671)
Net investment income (loss)                                                                       26,403
Net realized gain (loss)                                                                         (229,975)
Realized gain distributions                                                                        34,740
Net change in unrealized appreciation (depreciation)                                               23,565
                                                                                      --------------------
Net assets                                                                            $         1,437,127
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08              1,044    $         1,126               1.25%               3.1%
12/31/2015                   1.05              1,565              1,638               1.25%              -4.6%
12/31/2014                   1.10              1,607              1,762               1.25%               1.5%
12/31/2013                   1.08              1,201              1,298               1.25%             -10.8%
12/31/2012                   1.21                773                936               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%               3.3%
12/31/2015                   1.06                  0                  0               1.00%              -4.3%
12/31/2014                   1.11                  0                  0               1.00%               1.7%
12/31/2013                   1.09                  0                  0               1.00%             -10.5%
12/31/2012                   1.22                  0                  0               1.00%               7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%               3.6%
12/31/2015                   1.08                  0                  0               0.75%              -4.1%
12/31/2014                   1.12                  0                  0               0.75%               2.0%
12/31/2013                   1.10                  0                  0               0.75%             -10.3%
12/31/2012                   1.23                  0                  0               0.75%               7.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               3.8%
12/31/2015                   1.09                  0                  0               0.50%              -3.9%
12/31/2014                   1.14                  0                  0               0.50%               2.2%
12/31/2013                   1.11                  0                  0               0.50%             -10.1%
12/31/2012                   1.24                  0                  0               0.50%               8.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%               4.1%
12/31/2015                   1.11                  0                  0               0.25%              -3.6%
12/31/2014                   1.15                  0                  0               0.25%               2.5%
12/31/2013                   1.12                  0                  0               0.25%              -9.9%
12/31/2012                   1.24                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                266    $           311               0.00%               4.4%
12/31/2015                   1.12                284                319               0.00%              -3.4%
12/31/2014                   1.16                351                408               0.00%               2.7%
12/31/2013                   1.13                  0                  0               0.00%              -9.6%
12/31/2012                   1.25                  0                  0               0.00%               8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.4%
                 2014                                   3.9%
                 2013                                   0.6%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PIMCO TOTAL RETURN FUND ADMIN CLASS - 693390726

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,623,841    $   12,209,749         1,160,957
                                                                         ===============   ===============
Receivables: investments sold                                  20,561
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,644,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,630,920         7,831,083    $         1.49
Band 100                                                       13,482             8,862              1.52
Band 75                                                            --                --              1.56
Band 50                                                            --                --              1.60
Band 25                                                            --                --              1.63
Band 0                                                             --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $   11,644,402         7,839,945
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      484,651
Mortality & expense charges                                                                      (213,238)
                                                                                           ---------------
Net investment income (loss)                                                                      271,413
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,266,986)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,381,531
                                                                                           ---------------
Net gain (loss)                                                                                   114,545
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      385,958
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           271,413    $           453,427
Net realized gain (loss)                                                (1,266,986)            (1,199,799)
Realized gain distributions                                                     --                877,743
Net change in unrealized appreciation (depreciation)                     1,381,531               (225,344)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          385,958                (93,973)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,504,742              7,908,383
Cost of units redeemed                                                 (19,350,951)           (31,834,253)
Account charges                                                             (4,201)               (11,474)
                                                               --------------------   --------------------
Increase (decrease)                                                    (14,850,410)           (23,937,344)
                                                               --------------------   --------------------
Net increase (decrease)                                                (14,464,452)           (24,031,317)
Net assets, beginning                                                   26,108,854             50,140,171
                                                               --------------------   --------------------
Net assets, ending                                             $        11,644,402    $        26,108,854
                                                               ====================   ====================

Units sold                                                               3,697,305              5,858,104
Units redeemed                                                         (13,493,051)           (21,965,038)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (9,795,746)           (16,106,934)
Units outstanding, beginning                                            17,635,691             33,742,625
                                                               --------------------   --------------------
Units outstanding, ending                                                7,839,945             17,635,691
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       180,536,371
Cost of units redeemed/account charges                                                       (178,974,393)
Net investment income (loss)                                                                    7,537,841
Net realized gain (loss)                                                                       (2,841,936)
Realized gain distributions                                                                     5,972,427
Net change in unrealized appreciation (depreciation)                                             (585,908)
                                                                                      --------------------
Net assets                                                                            $        11,644,402
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49              7,831    $        11,631               1.25%               1.1%
12/31/2015                   1.47             16,450             24,170               1.25%              -0.8%
12/31/2014                   1.48             32,532             48,170               1.25%               3.1%
12/31/2013                   1.44             58,633             84,177               1.25%              -3.4%
12/31/2012                   1.49             54,381             80,806               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  9    $            13               1.00%               1.3%
12/31/2015                   1.50                  9                 13               1.00%              -0.5%
12/31/2014                   1.51                  9                 13               1.00%               3.4%
12/31/2013                   1.46                  9                 13               1.00%              -3.1%
12/31/2012                   1.51                  9                 13               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.75%               1.6%
12/31/2015                   1.53                  0                  0               0.75%              -0.3%
12/31/2014                   1.54                  0                  0               0.75%               3.7%
12/31/2013                   1.48                  0                  0               0.75%              -2.9%
12/31/2012                   1.53                  0                  0               0.75%               9.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.50%               1.8%
12/31/2015                   1.57                  0                  0               0.50%               0.0%
12/31/2014                   1.57                  0                  0               0.50%               3.9%
12/31/2013                   1.51                  0                  0               0.50%              -2.7%
12/31/2012                   1.55                  0                  0               0.50%               9.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               2.1%
12/31/2015                   1.60                  0                  0               0.25%               0.2%
12/31/2014                   1.60                  0                  0               0.25%               4.2%
12/31/2013                   1.53                  0                  0               0.25%              -2.4%
12/31/2012                   1.57                  0                  0               0.25%               9.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.00%               2.4%
12/31/2015                   1.64              1,177              1,926               0.00%               0.5%
12/31/2014                   1.63              1,202              1,957               0.00%               4.4%
12/31/2013                   1.56              1,247              1,944               0.00%              -2.2%
12/31/2012                   1.59              1,433              2,283               0.00%              10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.3%
                 2014                                   3.1%
                 2013                                   2.1%
                 2012                                   3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIMCO TOTAL RETURN FUND R CLASS - 72200Q851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,760,739    $    9,383,270           877,108
                                                                         ===============   ===============
Receivables: investments sold                                  36,656
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    8,797,395
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,380,855         4,805,376    $         1.54
Band 100                                                    1,291,007           813,160              1.59
Band 75                                                            --                --              1.64
Band 50                                                       125,533            74,004              1.70
Band 25                                                            --                --              1.75
Band 0                                                             --                --              1.81
                                                       ---------------   ---------------
 Total                                                 $    8,797,395         5,692,540
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      287,599
Mortality & expense charges                                                                      (144,577)
                                                                                           ---------------
Net investment income (loss)                                                                      143,022
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (685,310)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              737,108
                                                                                           ---------------
Net gain (loss)                                                                                    51,798
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      194,820
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           143,022    $           208,350
Net realized gain (loss)                                                  (685,310)              (590,126)
Realized gain distributions                                                     --                594,097
Net change in unrealized appreciation (depreciation)                       737,108               (314,912)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          194,820               (102,591)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,062,550              5,465,948
Cost of units redeemed                                                 (10,008,241)           (16,392,097)
Account charges                                                             (6,682)               (19,663)
                                                               --------------------   --------------------
Increase (decrease)                                                     (7,952,373)           (10,945,812)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (7,757,553)           (11,048,403)
Net assets, beginning                                                   16,554,948             27,603,351
                                                               --------------------   --------------------
Net assets, ending                                             $         8,797,395    $        16,554,948
                                                               ====================   ====================

Units sold                                                               1,427,102              3,724,676
Units redeemed                                                          (6,445,344)           (10,673,503)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,018,242)            (6,948,827)
Units outstanding, beginning                                            10,710,782             17,659,609
                                                               --------------------   --------------------
Units outstanding, ending                                                5,692,540             10,710,782
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       106,091,301
Cost of units redeemed/account charges                                                       (102,308,077)
Net investment income (loss)                                                                    3,564,302
Net realized gain (loss)                                                                       (1,218,376)
Realized gain distributions                                                                     3,290,776
Net change in unrealized appreciation (depreciation)                                             (622,531)
                                                                                      --------------------
Net assets                                                                            $         8,797,395
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54              4,805    $         7,381               1.25%               0.7%
12/31/2015                   1.53              9,104             13,888               1.25%              -1.2%
12/31/2014                   1.54             15,369             23,718               1.25%               2.7%
12/31/2013                   1.50             22,155             33,280               1.25%              -3.8%
12/31/2012                   1.56             22,594             35,266               1.25%               8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                813    $         1,291               1.00%               0.9%
12/31/2015                   1.57                887              1,395               1.00%              -0.9%
12/31/2014                   1.59                941              1,493               1.00%               3.0%
12/31/2013                   1.54                 33                 51               1.00%              -3.5%
12/31/2012                   1.60                 56                 90               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               1.2%
12/31/2015                   1.62                  0                  0               0.75%              -0.7%
12/31/2014                   1.63                  0                  0               0.75%               3.2%
12/31/2013                   1.58                  0                  0               0.75%              -3.3%
12/31/2012                   1.63                  0                  0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                 74    $           126               0.50%               1.4%
12/31/2015                   1.67                 72                121               0.50%              -0.4%
12/31/2014                   1.68                 69                117               0.50%               3.5%
12/31/2013                   1.62                 68                110               0.50%              -3.0%
12/31/2012                   1.67                 64                106               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.25%               1.7%
12/31/2015                   1.72                  0                  0               0.25%              -0.2%
12/31/2014                   1.73                  0                  0               0.25%               3.8%
12/31/2013                   1.66                  0                  0               0.25%              -2.8%
12/31/2012                   1.71                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.00%               2.0%
12/31/2015                   1.78                647              1,151               0.00%               0.1%
12/31/2014                   1.78              1,281              2,276               0.00%               4.0%
12/31/2013                   1.71              1,582              2,702               0.00%              -2.5%
12/31/2012                   1.75              1,771              3,104               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   2.0%
                 2014                                   3.0%
                 2013                                   1.8%
                 2012                                   3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      ALLIANZGI NFJ SMALL-CAP VALUE FUND R6 CLASS - 018922526 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     PIMCO LONG DURATION TOTAL RETURN FUND D CLASS - 72202E203 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -3.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PIMCO LONG-TERM U.S. GOVERNMENT FUND D CLASS - 72202E302 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.91
Band 100                                                           --                --              0.91
Band 75                                                            --                --              0.92
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.92
Band 0                                                             --                --              0.92
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.25%              -8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.00%              -8.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.75%              -8.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.50%              -8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.25%              -8.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.00%              -7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 PIMCO INVESTMENT GRADE CORPORATE BOND FUND ADMIN CLASS - 722005592 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PIMCO MODERATE DURATION FUND ADMIN CLASS - 72202E591 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PIMCO HIGH YIELD FUND INSTITUTIONAL CLASS - 693390841 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PIMCO INCOME FUND INSTITUTIONAL CLASS - 72201F490 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PIMCO REAL RETURN FUND INSTITUTIONAL CLASS - 693391104 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PIMCO TOTAL RETURN FUND INSTITUTIONAL CLASS - 693390700 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,711,130    $    7,668,112           594,843
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,962)
                                                       ---------------
Net assets                                             $    7,709,168
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,723,868         4,728,681    $         1.42
Band 100                                                           --                --              1.44
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.51
Band 0                                                        985,300           644,898              1.53
                                                       ---------------   ---------------
 Total                                                 $    7,709,168         5,373,579
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       85,718
Mortality & expense charges                                                                       (64,508)
                                                                                           ---------------
Net investment income (loss)                                                                       21,210
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (92,622)
Realized gain distributions                                                                       159,973
Net change in unrealized appreciation (depreciation)                                              373,445
                                                                                           ---------------
Net gain (loss)                                                                                   440,796
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      462,006
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            21,210    $            42,145
Net realized gain (loss)                                                   (92,622)                27,552
Realized gain distributions                                                159,973                153,650
Net change in unrealized appreciation (depreciation)                       373,445               (379,602)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          462,006               (156,255)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,556,582              3,364,962
Cost of units redeemed                                                  (2,947,726)              (742,135)
Account charges                                                            (21,829)               (11,880)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,587,027              2,610,947
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,049,033              2,454,692
Net assets, beginning                                                    4,660,135              2,205,443
                                                               --------------------   --------------------
Net assets, ending                                             $         7,709,168    $         4,660,135
                                                               ====================   ====================

Units sold                                                               4,085,712              2,547,695
Units redeemed                                                          (2,146,133)              (701,069)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,939,579              1,846,626
Units outstanding, beginning                                             3,434,000              1,587,374
                                                               --------------------   --------------------
Units outstanding, ending                                                5,373,579              3,434,000
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,674,427
Cost of units redeemed/account charges                                                         (4,469,834)
Net investment income (loss)                                                                      112,005
Net realized gain (loss)                                                                           (2,137)
Realized gain distributions                                                                       351,689
Net change in unrealized appreciation (depreciation)                                               43,018
                                                                                      --------------------
Net assets                                                                            $         7,709,168
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42              4,729    $         6,724               1.25%               6.3%
12/31/2015                   1.34              2,637              3,529               1.25%              -2.9%
12/31/2014                   1.38              1,302              1,793               1.25%               7.4%
12/31/2013                   1.28                661                848               1.25%              20.7%
12/31/2012                   1.06                184                195               1.25%              14.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               1.00%               6.5%
12/31/2015                   1.35                  0                  0               1.00%              -2.6%
12/31/2014                   1.39                  0                  0               1.00%               7.7%
12/31/2013                   1.29                  0                  0               1.00%              21.0%
12/31/2012                   1.07                  0                  0               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               6.8%
12/31/2015                   1.37                  0                  0               0.75%              -2.4%
12/31/2014                   1.40                  0                  0               0.75%               8.0%
12/31/2013                   1.30                  0                  0               0.75%              21.3%
12/31/2012                   1.07                  0                  0               0.75%              14.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.50%               7.1%
12/31/2015                   1.39                  0                  0               0.50%              -2.1%
12/31/2014                   1.42                  0                  0               0.50%               8.3%
12/31/2013                   1.31                  0                  0               0.50%              21.6%
12/31/2012                   1.08                  0                  0               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%               7.3%
12/31/2015                   1.40                  0                  0               0.25%              -1.9%
12/31/2014                   1.43                  0                  0               0.25%               8.5%
12/31/2013                   1.32                  0                  0               0.25%              21.9%
12/31/2012                   1.08                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                645    $           985               0.00%               7.6%
12/31/2015                   1.42                797              1,131               0.00%              -1.6%
12/31/2014                   1.44                285                412               0.00%               8.8%
12/31/2013                   1.33                 50                 67               0.00%              22.2%
12/31/2012                   1.09                  8                  9               0.00%              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   2.3%
                 2014                                   2.9%
                 2013                                   4.0%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   21,520,602    $   21,860,625         1,733,070
                                                                         ===============   ===============
Receivables: investments sold                                  56,131
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   21,576,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   17,940,213        11,208,717    $         1.60
Band 100                                                    3,413,184         2,092,032              1.63
Band 75                                                            --                --              1.66
Band 50                                                            --                --              1.70
Band 25                                                            --                --              1.73
Band 0                                                        223,336           126,787              1.76
                                                       ---------------   ---------------
 Total                                                 $   21,576,733        13,427,536
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      243,854
Mortality & expense charges                                                                      (299,552)
                                                                                           ---------------
Net investment income (loss)                                                                      (55,698)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (428,631)
Realized gain distributions                                                                       354,704
Net change in unrealized appreciation (depreciation)                                            1,177,902
                                                                                           ---------------
Net gain (loss)                                                                                 1,103,975
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,048,277
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (55,698)   $           145,414
Net realized gain (loss)                                                  (428,631)                80,301
Realized gain distributions                                                354,704                205,749
Net change in unrealized appreciation (depreciation)                     1,177,902             (1,862,166)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,048,277             (1,430,702)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,605,226             35,373,867
Cost of units redeemed                                                 (14,341,910)            (9,168,766)
Account charges                                                            (16,569)               (18,267)
                                                               --------------------   --------------------
Increase (decrease)                                                     (9,753,253)            26,186,834
                                                               --------------------   --------------------
Net increase (decrease)                                                 (8,704,976)            24,756,132
Net assets, beginning                                                   30,281,709              5,525,577
                                                               --------------------   --------------------
Net assets, ending                                             $        21,576,733    $        30,281,709
                                                               ====================   ====================

Units sold                                                               3,184,863             23,028,275
Units redeemed                                                          (9,445,286)            (6,800,739)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,260,423)            16,227,536
Units outstanding, beginning                                            19,687,959              3,460,423
                                                               --------------------   --------------------
Units outstanding, ending                                               13,427,536             19,687,959
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        49,734,802
Cost of units redeemed/account charges                                                        (28,611,492)
Net investment income (loss)                                                                      215,229
Net realized gain (loss)                                                                         (130,488)
Realized gain distributions                                                                       708,705
Net change in unrealized appreciation (depreciation)                                             (340,023)
                                                                                      --------------------
Net assets                                                                            $        21,576,733
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60             11,209    $        17,940               1.25%               4.3%
12/31/2015                   1.53             17,101             26,235               1.25%              -3.1%
12/31/2014                   1.58              2,739              4,335               1.25%               4.6%
12/31/2013                   1.51              2,969              4,492               1.25%               9.5%
12/31/2012                   1.38              1,789              2,473               1.25%               8.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63              2,092    $         3,413               1.00%               4.6%
12/31/2015                   1.56              2,468              3,850               1.00%              -2.8%
12/31/2014                   1.61                379                609               1.00%               4.9%
12/31/2013                   1.53                  4                  7               1.00%               9.7%
12/31/2012                   1.39                  0                  0               1.00%               8.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.75%               4.9%
12/31/2015                   1.59                  0                  0               0.75%              -2.6%
12/31/2014                   1.63                  0                  0               0.75%               5.1%
12/31/2013                   1.55                  0                  0               0.75%              10.0%
12/31/2012                   1.41                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.50%               5.1%
12/31/2015                   1.61                  0                  0               0.50%              -2.4%
12/31/2014                   1.65                  0                  0               0.50%               5.4%
12/31/2013                   1.57                  0                  0               0.50%              10.3%
12/31/2012                   1.42                  0                  0               0.50%               9.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.25%               5.4%
12/31/2015                   1.64                  0                  0               0.25%              -2.1%
12/31/2014                   1.68                  0                  0               0.25%               5.7%
12/31/2013                   1.59                  0                  0               0.25%              10.6%
12/31/2012                   1.43                  0                  0               0.25%               9.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                127    $           223               0.00%               5.6%
12/31/2015                   1.67                118                197               0.00%              -1.9%
12/31/2014                   1.70                342                582               0.00%               5.9%
12/31/2013                   1.60                338                541               0.00%              10.8%
12/31/2012                   1.45                363                525               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   2.6%
                 2014                                   2.0%
                 2013                                   2.1%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY DISCIPLINED GROWTH FUND INVESTOR CLASS - 02507M675

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,733,435    $    3,367,377           187,950
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,252)
                                                       ---------------
Net assets                                             $    3,725,183
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,695,071         2,259,565    $         1.64
Band 100                                                           --                --              1.65
Band 75                                                            --                --              1.67
Band 50                                                            --                --              1.69
Band 25                                                            --                --              1.71
Band 0                                                         30,112            17,385              1.73
                                                       ---------------   ---------------
 Total                                                 $    3,725,183         2,276,950
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       23,243
Mortality & expense charges                                                                       (42,474)
                                                                                           ---------------
Net investment income (loss)                                                                      (19,231)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           16,515
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              241,693
                                                                                           ---------------
Net gain (loss)                                                                                   258,208
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      238,977
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (19,231)   $           (22,438)
Net realized gain (loss)                                                    16,515                 47,717
Realized gain distributions                                                     --                 44,014
Net change in unrealized appreciation (depreciation)                       241,693                (94,315)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          238,977                (25,022)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   715,931              1,725,275
Cost of units redeemed                                                    (413,977)              (365,325)
Account charges                                                             (1,532)                  (526)
                                                               --------------------   --------------------
Increase (decrease)                                                        300,422              1,359,424
                                                               --------------------   --------------------
Net increase (decrease)                                                    539,399              1,334,402
Net assets, beginning                                                    3,185,784              1,851,382
                                                               --------------------   --------------------
Net assets, ending                                             $         3,725,183    $         3,185,784
                                                               ====================   ====================

Units sold                                                                 463,077              1,152,464
Units redeemed                                                            (272,036)              (245,301)
                                                               --------------------   --------------------
Net increase (decrease)                                                    191,041                907,163
Units outstanding, beginning                                             2,085,909              1,178,746
                                                               --------------------   --------------------
Units outstanding, ending                                                2,276,950              2,085,909
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,649,272
Cost of units redeemed/account charges                                                         (2,544,820)
Net investment income (loss)                                                                      (57,465)
Net realized gain (loss)                                                                          112,383
Realized gain distributions                                                                       199,755
Net change in unrealized appreciation (depreciation)                                              366,058
                                                                                      --------------------
Net assets                                                                            $         3,725,183
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64              2,260    $         3,695               1.25%               7.1%
12/31/2015                   1.53              2,073              3,165               1.25%              -2.8%
12/31/2014                   1.57              1,178              1,851               1.25%              11.7%
12/31/2013                   1.41              1,187              1,669               1.25%              33.2%
12/31/2012                   1.06                145                153               1.25%               5.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               1.00%               7.4%
12/31/2015                   1.54                  0                  0               1.00%              -2.5%
12/31/2014                   1.58                  0                  0               1.00%              12.0%
12/31/2013                   1.41                  0                  0               1.00%              33.6%
12/31/2012                   1.06                  0                  0               1.00%               5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.75%               7.6%
12/31/2015                   1.55                  0                  0               0.75%              -2.3%
12/31/2014                   1.59                  0                  0               0.75%              12.2%
12/31/2013                   1.42                  0                  0               0.75%              33.9%
12/31/2012                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.50%               7.9%
12/31/2015                   1.57                  0                  0               0.50%              -2.1%
12/31/2014                   1.60                  0                  0               0.50%              12.5%
12/31/2013                   1.42                  0                  0               0.50%              34.2%
12/31/2012                   1.06                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.25%               8.2%
12/31/2015                   1.58                  0                  0               0.25%              -1.8%
12/31/2014                   1.61                  0                  0               0.25%              12.8%
12/31/2013                   1.43                  0                  0               0.25%              34.6%
12/31/2012                   1.06                  0                  0               0.25%               6.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                 17    $            30               0.00%               8.4%
12/31/2015                   1.60                 13                 21               0.00%              -1.6%
12/31/2014                   1.62                  0                  1               0.00%              13.1%
12/31/2013                   1.43                  0                  0               0.00%              34.9%
12/31/2012                   1.06                  0                  0               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   0.3%
                 2014                                   0.4%
                 2013                                   0.7%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS - 02507F795

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,937,663    $   16,210,984         1,282,629
                                                                         ===============   ===============
Receivables: investments sold                                  18,247
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   15,955,910
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,971,758         9,191,500    $         1.63
Band 100                                                           --                --              1.66
Band 75                                                            --                --              1.69
Band 50                                                            --                --              1.73
Band 25                                                            --                --              1.76
Band 0                                                        984,152           548,989              1.79
                                                       ---------------   ---------------
 Total                                                 $   15,955,910         9,740,489
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      212,448
Mortality & expense charges                                                                      (188,346)
                                                                                           ---------------
Net investment income (loss)                                                                       24,102
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (218,716)
Realized gain distributions                                                                       262,077
Net change in unrealized appreciation (depreciation)                                              700,661
                                                                                           ---------------
Net gain (loss)                                                                                   744,022
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      768,124
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            24,102    $           157,714
Net realized gain (loss)                                                  (218,716)                60,847
Realized gain distributions                                                262,077                137,935
Net change in unrealized appreciation (depreciation)                       700,661             (1,212,261)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          768,124               (855,765)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,525,300             23,057,096
Cost of units redeemed                                                  (7,473,399)            (7,144,384)
Account charges                                                            (15,673)               (16,759)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,963,772)            15,895,953
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,195,648)            15,040,188
Net assets, beginning                                                   19,151,558              4,111,370
                                                               --------------------   --------------------
Net assets, ending                                             $        15,955,910    $        19,151,558
                                                               ====================   ====================

Units sold                                                               2,193,553             14,330,765
Units redeemed                                                          (4,580,573)            (4,718,608)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,387,020)             9,612,157
Units outstanding, beginning                                            12,127,509              2,515,352
                                                               --------------------   --------------------
Units outstanding, ending                                                9,740,489             12,127,509
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,657,442
Cost of units redeemed/account charges                                                        (22,426,570)
Net investment income (loss)                                                                      332,314
Net realized gain (loss)                                                                          136,212
Realized gain distributions                                                                       529,833
Net change in unrealized appreciation (depreciation)                                             (273,321)
                                                                                      --------------------
Net assets                                                                            $        15,955,910
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63              9,191    $        14,972               1.25%               4.6%
12/31/2015                   1.56             10,159             15,820               1.25%              -2.9%
12/31/2014                   1.60              1,863              2,988               1.25%               4.9%
12/31/2013                   1.53              3,091              4,727               1.25%               9.7%
12/31/2012                   1.39              1,792              2,497               1.25%               8.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               1.00%               4.9%
12/31/2015                   1.58                  0                  0               1.00%              -2.7%
12/31/2014                   1.63                  0                  0               1.00%               5.1%
12/31/2013                   1.55                  0                  0               1.00%              10.0%
12/31/2012                   1.41                  0                  0               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.75%               5.1%
12/31/2015                   1.61                  0                  0               0.75%              -2.4%
12/31/2014                   1.65                  0                  0               0.75%               5.4%
12/31/2013                   1.57                  0                  0               0.75%              10.3%
12/31/2012                   1.42                  0                  0               0.75%               9.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.50%               5.4%
12/31/2015                   1.64                  0                  0               0.50%              -2.2%
12/31/2014                   1.67                  0                  0               0.50%               5.7%
12/31/2013                   1.58                  0                  0               0.50%              10.6%
12/31/2012                   1.43                  0                  0               0.50%               9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.25%               5.6%
12/31/2015                   1.66                  0                  0               0.25%              -1.9%
12/31/2014                   1.70                  0                  0               0.25%               5.9%
12/31/2013                   1.60                  0                  0               0.25%              10.8%
12/31/2012                   1.45                  0                  0               0.25%               9.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                549    $           984               0.00%               5.9%
12/31/2015                   1.69              1,968              3,332               0.00%              -1.7%
12/31/2014                   1.72                652              1,123               0.00%               6.2%
12/31/2013                   1.62                655              1,062               0.00%              11.1%
12/31/2012                   1.46                 24                 35               0.00%              10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   2.9%
                 2014                                   1.9%
                 2013                                   2.5%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY REAL ESTATE FUND A CLASS - 025076860

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,007,146    $    2,043,612            71,505
                                                                         ===============   ===============
Receivables: investments sold                                   2,162
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,009,308
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,953,985           619,211    $         3.16
Band 100                                                       42,047            12,882              3.26
Band 75                                                            --                --              3.37
Band 50                                                            --                --              3.49
Band 25                                                            --                --              3.61
Band 0                                                         13,276             3,527              3.76
                                                       ---------------   ---------------
 Total                                                 $    2,009,308           635,620
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       43,976
Mortality & expense charges                                                                       (26,180)
                                                                                           ---------------
Net investment income (loss)                                                                       17,796
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           99,699
Realized gain distributions                                                                       167,199
Net change in unrealized appreciation (depreciation)                                             (237,431)
                                                                                           ---------------
Net gain (loss)                                                                                    29,467
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       47,263
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            17,796    $            18,556
Net realized gain (loss)                                                    99,699                166,066
Realized gain distributions                                                167,199                     --
Net change in unrealized appreciation (depreciation)                      (237,431)              (185,456)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           47,263                   (834)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   957,341                694,202
Cost of units redeemed                                                    (984,617)              (970,975)
Account charges                                                             (1,610)                (1,418)
                                                               --------------------   --------------------
Increase (decrease)                                                        (28,886)              (278,191)
                                                               --------------------   --------------------
Net increase (decrease)                                                     18,377               (279,025)
Net assets, beginning                                                    1,990,931              2,269,956
                                                               --------------------   --------------------
Net assets, ending                                             $         2,009,308    $         1,990,931
                                                               ====================   ====================

Units sold                                                                 299,336                227,449
Units redeemed                                                            (320,071)              (328,730)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (20,735)              (101,281)
Units outstanding, beginning                                               656,355                757,636
                                                               --------------------   --------------------
Units outstanding, ending                                                  635,620                656,355
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        15,856,905
Cost of units redeemed/account charges                                                        (15,148,791)
Net investment income (loss)                                                                      135,431
Net realized gain (loss)                                                                          416,621
Realized gain distributions                                                                       785,608
Net change in unrealized appreciation (depreciation)                                              (36,466)
                                                                                      --------------------
Net assets                                                                            $         2,009,308
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.16                619    $         1,954               1.25%               4.1%
12/31/2015                   3.03                652              1,977               1.25%               1.2%
12/31/2014                   2.99                751              2,249               1.25%              27.8%
12/31/2013                   2.34              1,384              3,244               1.25%              -0.2%
12/31/2012                   2.35              1,259              2,958               1.25%              16.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.26                 13    $            42               1.00%               4.4%
12/31/2015                   3.13                  1                  3               1.00%               1.5%
12/31/2014                   3.08                  6                 17               1.00%              28.1%
12/31/2013                   2.41                  1                  2               1.00%               0.0%
12/31/2012                   2.41                  0                  1               1.00%              16.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.37                  0    $             0               0.75%               4.6%
12/31/2015                   3.22                  0                  0               0.75%               1.7%
12/31/2014                   3.17                  0                  0               0.75%              28.4%
12/31/2013                   2.47                  0                  0               0.75%               0.3%
12/31/2012                   2.46                  0                  0               0.75%              16.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.49                  0    $             0               0.50%               4.9%
12/31/2015                   3.32                  0                  0               0.50%               2.0%
12/31/2014                   3.26                  0                  0               0.50%              28.7%
12/31/2013                   2.53                  0                  0               0.50%               0.5%
12/31/2012                   2.52                  0                  0               0.50%              16.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.61                  0    $             0               0.25%               5.2%
12/31/2015                   3.43                  0                  0               0.25%               2.2%
12/31/2014                   3.35                  0                  0               0.25%              29.1%
12/31/2013                   2.60                  0                  0               0.25%               0.8%
12/31/2012                   2.58                  0                  0               0.25%              17.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.76                  4    $            13               0.00%               5.4%
12/31/2015                   3.57                  3                 11               0.00%               2.5%
12/31/2014                   3.48                  1                  4               0.00%              29.4%
12/31/2013                   2.69                292                785               0.00%               1.0%
12/31/2012                   2.67                285                760               0.00%              17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.2%
                 2014                                   1.4%
                 2013                                   1.7%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY REAL ESTATE FUND INVESTOR CLASS - 025076886

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,401,429    $    2,558,134            86,302
                                                                         ===============   ===============
Receivables: investments sold                                  22,820
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,424,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,424,249         1,834,694    $         1.32
Band 100                                                           --                --              1.35
Band 75                                                            --                --              1.39
Band 50                                                            --                --              1.42
Band 25                                                            --                --              1.45
Band 0                                                             --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $    2,424,249         1,834,694
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       55,018
Mortality & expense charges                                                                       (30,886)
                                                                                           ---------------
Net investment income (loss)                                                                       24,132
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          125,931
Realized gain distributions                                                                       200,649
Net change in unrealized appreciation (depreciation)                                             (255,546)
                                                                                           ---------------
Net gain (loss)                                                                                    71,034
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       95,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            24,132    $            31,959
Net realized gain (loss)                                                   125,931                270,505
Realized gain distributions                                                200,649                     --
Net change in unrealized appreciation (depreciation)                      (255,546)              (270,360)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           95,166                 32,104
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   573,483              1,999,631
Cost of units redeemed                                                  (1,419,579)            (1,674,339)
Account charges                                                               (748)                  (562)
                                                               --------------------   --------------------
Increase (decrease)                                                       (846,844)               324,730
                                                               --------------------   --------------------
Net increase (decrease)                                                   (751,678)               356,834
Net assets, beginning                                                    3,175,927              2,819,093
                                                               --------------------   --------------------
Net assets, ending                                             $         2,424,249    $         3,175,927
                                                               ====================   ====================

Units sold                                                               1,354,814              1,672,724
Units redeemed                                                          (2,028,979)            (1,423,170)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (674,165)               249,554
Units outstanding, beginning                                             2,508,859              2,259,305
                                                               --------------------   --------------------
Units outstanding, ending                                                1,834,694              2,508,859
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,187,671
Cost of units redeemed/account charges                                                        (16,442,703)
Net investment income (loss)                                                                      159,466
Net realized gain (loss)                                                                        1,475,864
Realized gain distributions                                                                       200,656
Net change in unrealized appreciation (depreciation)                                             (156,705)
                                                                                      --------------------
Net assets                                                                            $         2,424,249
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32              1,835    $         2,424               1.25%               4.4%
12/31/2015                   1.27              2,509              3,176               1.25%               1.5%
12/31/2014                   1.25              2,259              2,819               1.25%              28.0%
12/31/2013                   0.97              7,456              7,266               1.25%               0.0%
12/31/2012                   0.97              7,453              7,260               1.25%              16.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               1.00%               4.6%
12/31/2015                   1.29                  0                  0               1.00%               1.7%
12/31/2014                   1.27                  0                  0               1.00%              28.4%
12/31/2013                   0.99                  0                  0               1.00%               0.3%
12/31/2012                   0.99                  0                  0               1.00%              16.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.75%               4.9%
12/31/2015                   1.32                  0                  0               0.75%               2.0%
12/31/2014                   1.30                  0                  0               0.75%              28.7%
12/31/2013                   1.01                  0                  0               0.75%               0.5%
12/31/2012                   1.00                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.50%               5.2%
12/31/2015                   1.35                  0                  0               0.50%               2.2%
12/31/2014                   1.32                  0                  0               0.50%              29.0%
12/31/2013                   1.02                  0                  0               0.50%               0.8%
12/31/2012                   1.02                  0                  0               0.50%              17.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.25%               5.4%
12/31/2015                   1.38                  0                  0               0.25%               2.5%
12/31/2014                   1.35                  0                  0               0.25%              29.3%
12/31/2013                   1.04                  0                  0               0.25%               1.0%
12/31/2012                   1.03                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.00%               5.7%
12/31/2015                   1.41                  0                  0               0.00%               2.7%
12/31/2014                   1.37                  0                  0               0.00%              29.7%
12/31/2013                   1.06                  0                  0               0.00%               1.3%
12/31/2012                   1.04                  0                  0               0.00%              17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   2.2%
                 2014                                   1.2%
                 2013                                   1.8%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       86,722    $       82,461             1,501
                                                                         ===============   ===============
Receivables: investments sold                                      45
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       86,767
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       86,767            22,420    $         3.87
Band 100                                                           --                --              4.00
Band 75                                                            --                --              4.14
Band 50                                                            --                --              4.27
Band 25                                                            --                --              4.42
Band 0                                                             --                --              5.14
                                                       ---------------   ---------------
 Total                                                 $       86,767            22,420
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          318
Mortality & expense charges                                                                        (1,070)
                                                                                           ---------------
Net investment income (loss)                                                                         (752)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              295
Realized gain distributions                                                                         2,861
Net change in unrealized appreciation (depreciation)                                                  413
                                                                                           ---------------
Net gain (loss)                                                                                     3,569
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,817
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (752)   $              (808)
Net realized gain (loss)                                                       295                  7,544
Realized gain distributions                                                  2,861                  5,663
Net change in unrealized appreciation (depreciation)                           413                 (6,765)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,817                  5,634
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,125                 28,527
Cost of units redeemed                                                     (19,237)               (25,387)
Account charges                                                                (10)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (14,122)                 3,140
                                                               --------------------   --------------------
Net increase (decrease)                                                    (11,305)                 8,774
Net assets, beginning                                                       98,072                 89,298
                                                               --------------------   --------------------
Net assets, ending                                             $            86,767    $            98,072
                                                               ====================   ====================

Units sold                                                                   1,373                  7,536
Units redeemed                                                              (5,352)                (6,701)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,979)                   835
Units outstanding, beginning                                                26,399                 25,564
                                                               --------------------   --------------------
Units outstanding, ending                                                   22,420                 26,399
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           485,033
Cost of units redeemed/account charges                                                           (457,114)
Net investment income (loss)                                                                       (8,783)
Net realized gain (loss)                                                                           46,445
Realized gain distributions                                                                        16,925
Net change in unrealized appreciation (depreciation)                                                4,261
                                                                                      --------------------
Net assets                                                                            $            86,767
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.87                 22    $            87               1.25%               4.2%
12/31/2015                   3.72                 26                 98               1.25%               6.4%
12/31/2014                   3.49                 26                 89               1.25%               9.2%
12/31/2013                   3.20                 28                 88               1.25%              28.6%
12/31/2012                   2.49                 24                 61               1.25%              13.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.00                  0    $             0               1.00%               4.4%
12/31/2015                   3.83                  0                  0               1.00%               6.6%
12/31/2014                   3.59                  0                  0               1.00%               9.4%
12/31/2013                   3.28                  0                  0               1.00%              28.9%
12/31/2012                   2.55                  0                  0               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.14                  0    $             0               0.75%               4.7%
12/31/2015                   3.95                  0                  0               0.75%               6.9%
12/31/2014                   3.70                  0                  0               0.75%               9.7%
12/31/2013                   3.37                  0                  0               0.75%              29.2%
12/31/2012                   2.61                  0                  0               0.75%              13.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.27                  0    $             0               0.50%               5.0%
12/31/2015                   4.07                  0                  0               0.50%               7.2%
12/31/2014                   3.80                  0                  0               0.50%              10.0%
12/31/2013                   3.46                  0                  0               0.50%              29.6%
12/31/2012                   2.67                  0                  0               0.50%              14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.42                  0    $             0               0.25%               5.2%
12/31/2015                   4.20                  0                  0               0.25%               7.4%
12/31/2014                   3.91                  0                  0               0.25%              10.2%
12/31/2013                   3.55                  0                  0               0.25%              29.9%
12/31/2012                   2.73                  0                  0               0.25%              14.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.14                  0    $             0               0.00%               5.5%
12/31/2015                   4.88                  0                  0               0.00%               7.7%
12/31/2014                   4.53                  0                  0               0.00%              10.5%
12/31/2013                   4.10                  0                  0               0.00%              30.2%
12/31/2012                   3.15                  0                  0               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.4%
                 2014                                   0.4%
                 2013                                   0.5%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY DIVERSIFIED BOND FUND INVESTOR CLASS - 024932402 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.14
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.20
Band 25                                                            --                --              1.22
Band 0                                                             --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.25%               1.2%
12/31/2015                   1.12                  0                  0               1.25%              -1.0%
12/31/2014                   1.14                  0                  0               1.25%               4.7%
12/31/2013                   1.08                  0                  0               1.25%              -3.7%
12/31/2012                   1.13                  0                  0               1.25%               3.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%               1.5%
12/31/2015                   1.14                  0                  0               1.00%              -0.8%
12/31/2014                   1.15                  0                  0               1.00%               5.0%
12/31/2013                   1.09                  0                  0               1.00%              -3.4%
12/31/2012                   1.13                  0                  0               1.00%               4.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%               1.7%
12/31/2015                   1.16                  0                  0               0.75%              -0.5%
12/31/2014                   1.16                  0                  0               0.75%               5.2%
12/31/2013                   1.10                  0                  0               0.75%              -3.2%
12/31/2012                   1.14                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.50%               2.0%
12/31/2015                   1.17                  0                  0               0.50%              -0.3%
12/31/2014                   1.18                  0                  0               0.50%               5.5%
12/31/2013                   1.11                  0                  0               0.50%              -3.0%
12/31/2012                   1.15                  0                  0               0.50%               4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.25%               2.3%
12/31/2015                   1.19                  0                  0               0.25%               0.0%
12/31/2014                   1.19                  0                  0               0.25%               5.8%
12/31/2013                   1.12                  0                  0               0.25%              -2.7%
12/31/2012                   1.16                  0                  0               0.25%               4.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.00%               2.5%
12/31/2015                   1.21                  0                  0               0.00%               0.2%
12/31/2014                   1.20                  0                  0               0.00%               6.0%
12/31/2013                   1.13                  0                  0               0.00%              -2.5%
12/31/2012                   1.16                  0                  0               0.00%               5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  AMERICAN CENTURY SELECT A CLASS - 025083809

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      285,753    $      281,069             5,031
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (417)
                                                       ---------------
Net assets                                             $      285,336
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      118,229            60,916    $         1.94
Band 100                                                      167,107            83,426              2.00
Band 75                                                            --                --              2.07
Band 50                                                            --                --              2.13
Band 25                                                            --                --              2.20
Band 0                                                             --                --              2.27
                                                       ---------------   ---------------
 Total                                                 $      285,336           144,342
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          334
Mortality & expense charges                                                                        (3,643)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,309)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,884
Realized gain distributions                                                                         9,679
Net change in unrealized appreciation (depreciation)                                                2,629
                                                                                           ---------------
Net gain (loss)                                                                                    16,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,883
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,309)   $            (3,507)
Net realized gain (loss)                                                     3,884                 45,890
Realized gain distributions                                                  9,679                 18,847
Net change in unrealized appreciation (depreciation)                         2,629                (41,574)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,883                 19,656
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   109,784                149,462
Cost of units redeemed                                                    (165,584)              (177,924)
Account charges                                                                (53)                   (18)
                                                               --------------------   --------------------
Increase (decrease)                                                        (55,853)               (28,480)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (42,970)                (8,824)
Net assets, beginning                                                      328,306                337,130
                                                               --------------------   --------------------
Net assets, ending                                             $           285,336    $           328,306
                                                               ====================   ====================

Units sold                                                                  59,401                 79,047
Units redeemed                                                             (88,803)               (95,801)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (29,402)               (16,754)
Units outstanding, beginning                                               173,744                190,498
                                                               --------------------   --------------------
Units outstanding, ending                                                  144,342                173,744
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           884,015
Cost of units redeemed/account charges                                                           (764,023)
Net investment income (loss)                                                                      (18,398)
Net realized gain (loss)                                                                          110,559
Realized gain distributions                                                                        68,499
Net change in unrealized appreciation (depreciation)                                                4,684
                                                                                      --------------------
Net assets                                                                            $           285,336
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                 61    $           118               1.25%               3.9%
12/31/2015                   1.87                104                194               1.25%               6.1%
12/31/2014                   1.76                152                268               1.25%               8.9%
12/31/2013                   1.62                204                329               1.25%              28.3%
12/31/2012                   1.26                257                324               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                 83    $           167               1.00%               4.2%
12/31/2015                   1.92                 70                135               1.00%               6.4%
12/31/2014                   1.81                 38                 69               1.00%               9.1%
12/31/2013                   1.66                  0                  0               1.00%              28.6%
12/31/2012                   1.29                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               0.75%               4.5%
12/31/2015                   1.98                  0                  0               0.75%               6.6%
12/31/2014                   1.86                  0                  0               0.75%               9.4%
12/31/2013                   1.70                  0                  0               0.75%              28.9%
12/31/2012                   1.32                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.50%               4.7%
12/31/2015                   2.04                  0                  0               0.50%               6.9%
12/31/2014                   1.91                  0                  0               0.50%               9.7%
12/31/2013                   1.74                  0                  0               0.50%              29.3%
12/31/2012                   1.34                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.20                  0    $             0               0.25%               5.0%
12/31/2015                   2.10                  0                  0               0.25%               7.2%
12/31/2014                   1.96                  0                  0               0.25%              10.0%
12/31/2013                   1.78                  0                  0               0.25%              29.6%
12/31/2012                   1.37                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.00%               5.2%
12/31/2015                   2.16                  0                  0               0.00%               7.4%
12/31/2014                   2.01                  0                  0               0.00%              10.2%
12/31/2013                   1.82                  0                  0               0.00%              29.9%
12/31/2012                   1.40                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.2%
                 2014                                   0.1%
                 2013                                   0.2%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,054,429    $      838,978            76,481
                                                                         ===============   ===============
Receivables: investments sold                                   2,551
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,056,980
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      873,756           374,806    $         2.33
Band 100                                                      183,224            76,153              2.41
Band 75                                                            --                --              2.48
Band 50                                                            --                --              2.56
Band 25                                                            --                --              2.64
Band 0                                                             --                --              2.73
                                                       ---------------   ---------------
 Total                                                 $    1,056,980           450,959
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (11,344)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,344)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           19,837
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               78,153
                                                                                           ---------------
Net gain (loss)                                                                                    97,990
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       86,646
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,344)   $           (13,259)
Net realized gain (loss)                                                    19,837                153,747
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        78,153               (197,955)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           86,646                (57,467)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   169,241                343,236
Cost of units redeemed                                                    (180,658)              (389,585)
Account charges                                                               (169)                  (153)
                                                               --------------------   --------------------
Increase (decrease)                                                        (11,586)               (46,502)
                                                               --------------------   --------------------
Net increase (decrease)                                                     75,060               (103,969)
Net assets, beginning                                                      981,920              1,085,889
                                                               --------------------   --------------------
Net assets, ending                                             $         1,056,980    $           981,920
                                                               ====================   ====================

Units sold                                                                  81,317                175,447
Units redeemed                                                             (87,177)              (197,931)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,860)               (22,484)
Units outstanding, beginning                                               456,819                479,303
                                                               --------------------   --------------------
Units outstanding, ending                                                  450,959                456,819
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,856,136
Cost of units redeemed/account charges                                                         (2,366,137)
Net investment income (loss)                                                                      (98,466)
Net realized gain (loss)                                                                          430,689
Realized gain distributions                                                                        19,307
Net change in unrealized appreciation (depreciation)                                              215,451
                                                                                      --------------------
Net assets                                                                            $         1,056,980
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                375    $           874               1.25%               9.1%
12/31/2015                   2.14                364                779               1.25%              -5.4%
12/31/2014                   2.26                425                961               1.25%               3.8%
12/31/2013                   2.18                584              1,271               1.25%              38.8%
12/31/2012                   1.57                538                844               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.41                 76    $           183               1.00%               9.4%
12/31/2015                   2.20                 92                203               1.00%              -5.2%
12/31/2014                   2.32                 54                125               1.00%               4.1%
12/31/2013                   2.23                  0                  0               1.00%              39.1%
12/31/2012                   1.60                  0                  0               1.00%              13.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.48                  0    $             0               0.75%               9.6%
12/31/2015                   2.26                  0                  0               0.75%              -4.9%
12/31/2014                   2.38                  0                  0               0.75%               4.4%
12/31/2013                   2.28                  0                  0               0.75%              39.4%
12/31/2012                   1.64                  0                  0               0.75%              13.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.50%               9.9%
12/31/2015                   2.33                  0                  0               0.50%              -4.7%
12/31/2014                   2.45                  0                  0               0.50%               4.6%
12/31/2013                   2.34                  0                  0               0.50%              39.8%
12/31/2012                   1.67                  0                  0               0.50%              13.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.64                  0    $             0               0.25%              10.2%
12/31/2015                   2.40                  0                  0               0.25%              -4.5%
12/31/2014                   2.51                  0                  0               0.25%               4.9%
12/31/2013                   2.39                  0                  0               0.25%              40.1%
12/31/2012                   1.71                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                  0    $             0               0.00%              10.5%
12/31/2015                   2.47                  0                  0               0.00%              -4.2%
12/31/2014                   2.58                  0                  0               0.00%               5.2%
12/31/2013                   2.45                  0                  0               0.00%              40.5%
12/31/2012                   1.75                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY DIVERSIFIED BOND FUND A CLASS - 024932501

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      425,619    $      437,026            39,863
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,069)
                                                       ---------------
Net assets                                             $      424,550
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      222,910           199,107    $         1.12
Band 100                                                      201,640           177,164              1.14
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.18
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.22
                                                       ---------------   ---------------
 Total                                                 $      424,550           376,271
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,037
Mortality & expense charges                                                                        (4,546)
                                                                                           ---------------
Net investment income (loss)                                                                        3,491
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (364)
Realized gain distributions                                                                           525
Net change in unrealized appreciation (depreciation)                                               (1,932)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,771)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,720
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,491    $             3,968
Net realized gain (loss)                                                      (364)                   336
Realized gain distributions                                                    525                     --
Net change in unrealized appreciation (depreciation)                        (1,932)               (10,861)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,720                 (6,557)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   207,635                273,953
Cost of units redeemed                                                     (93,952)              (128,814)
Account charges                                                                 --                     (2)
                                                               --------------------   --------------------
Increase (decrease)                                                        113,683                145,137
                                                               --------------------   --------------------
Net increase (decrease)                                                    115,403                138,580
Net assets, beginning                                                      309,147                170,567
                                                               --------------------   --------------------
Net assets, ending                                             $           424,550    $           309,147
                                                               ====================   ====================

Units sold                                                                 180,624                240,611
Units redeemed                                                             (81,733)              (114,382)
                                                               --------------------   --------------------
Net increase (decrease)                                                     98,891                126,229
Units outstanding, beginning                                               277,380                151,151
                                                               --------------------   --------------------
Units outstanding, ending                                                  376,271                277,380
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           866,687
Cost of units redeemed/account charges                                                           (444,811)
Net investment income (loss)                                                                       10,999
Net realized gain (loss)                                                                              162
Realized gain distributions                                                                         2,920
Net change in unrealized appreciation (depreciation)                                              (11,407)
                                                                                      --------------------
Net assets                                                                            $           424,550
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                199    $           223               1.25%               1.0%
12/31/2015                   1.11                172                190               1.25%              -1.3%
12/31/2014                   1.12                 85                 96               1.25%               4.3%
12/31/2013                   1.08                134                145               1.25%              -3.8%
12/31/2012                   1.12                 63                 70               1.25%               3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                177    $           202               1.00%               1.2%
12/31/2015                   1.12                106                119               1.00%              -1.0%
12/31/2014                   1.14                 66                 75               1.00%               4.6%
12/31/2013                   1.09                  0                  0               1.00%              -3.6%
12/31/2012                   1.13                  0                  0               1.00%               3.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               1.5%
12/31/2015                   1.14                  0                  0               0.75%              -0.8%
12/31/2014                   1.15                  0                  0               0.75%               4.9%
12/31/2013                   1.10                  0                  0               0.75%              -3.4%
12/31/2012                   1.13                  0                  0               0.75%               4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.50%               1.7%
12/31/2015                   1.16                  0                  0               0.50%              -0.5%
12/31/2014                   1.16                  0                  0               0.50%               5.1%
12/31/2013                   1.11                  0                  0               0.50%              -3.1%
12/31/2012                   1.14                  0                  0               0.50%               4.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%               2.0%
12/31/2015                   1.17                  0                  0               0.25%              -0.3%
12/31/2014                   1.18                  0                  0               0.25%               5.4%
12/31/2013                   1.12                  0                  0               0.25%              -2.9%
12/31/2012                   1.15                  0                  0               0.25%               4.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.00%               2.3%
12/31/2015                   1.19                  0                  0               0.00%               0.0%
12/31/2014                   1.19                  0                  0               0.00%               5.7%
12/31/2013                   1.13                  0                  0               0.00%              -2.6%
12/31/2012                   1.16                  0                  0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   3.3%
                 2014                                   2.2%
                 2013                                   1.9%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY SMALL CAP VALUE FUND A CLASS - 025076837

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,171,281    $    2,070,764           237,517
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (33,628)
                                                       ---------------
Net assets                                             $    2,137,653
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,591,421           401,764    $         3.96
Band 100                                                           --                --              4.09
Band 75                                                            --                --              4.23
Band 50                                                       159,388            36,433              4.37
Band 25                                                            --                --              4.52
Band 0                                                        386,844            82,280              4.70
                                                       ---------------   ---------------
 Total                                                 $    2,137,653           520,477
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,461
Mortality & expense charges                                                                       (18,313)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,852)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (153,003)
Realized gain distributions                                                                       100,080
Net change in unrealized appreciation (depreciation)                                              457,441
                                                                                           ---------------
Net gain (loss)                                                                                   404,518
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      394,666
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,852)   $           (19,412)
Net realized gain (loss)                                                  (153,003)                 4,966
Realized gain distributions                                                100,080                251,775
Net change in unrealized appreciation (depreciation)                       457,441               (303,360)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          394,666                (66,031)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   674,361                641,674
Cost of units redeemed                                                  (1,029,332)            (1,329,390)
Account charges                                                             (1,327)                  (595)
                                                               --------------------   --------------------
Increase (decrease)                                                       (356,298)              (688,311)
                                                               --------------------   --------------------
Net increase (decrease)                                                     38,368               (754,342)
Net assets, beginning                                                    2,099,285              2,853,627
                                                               --------------------   --------------------
Net assets, ending                                             $         2,137,653    $         2,099,285
                                                               ====================   ====================

Units sold                                                                 187,027                364,929
Units redeemed                                                            (311,407)              (540,253)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (124,380)              (175,324)
Units outstanding, beginning                                               644,857                820,181
                                                               --------------------   --------------------
Units outstanding, ending                                                  520,477                644,857
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,854,848
Cost of units redeemed/account charges                                                         (4,913,861)
Net investment income (loss)                                                                      (58,409)
Net realized gain (loss)                                                                          (67,694)
Realized gain distributions                                                                     1,222,252
Net change in unrealized appreciation (depreciation)                                              100,517
                                                                                      --------------------
Net assets                                                                            $         2,137,653
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.96                402    $         1,591               1.25%              24.2%
12/31/2015                   3.19                549              1,750               1.25%              -4.1%
12/31/2014                   3.33                562              1,870               1.25%               2.9%
12/31/2013                   3.23                530              1,712               1.25%              32.8%
12/31/2012                   2.43                443              1,078               1.25%              14.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.09                  0    $             0               1.00%              24.5%
12/31/2015                   3.29                  0                  0               1.00%              -3.9%
12/31/2014                   3.42                  0                  0               1.00%               3.1%
12/31/2013                   3.32                  0                  0               1.00%              33.2%
12/31/2012                   2.49                  0                  0               1.00%              15.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.23                  0    $             0               0.75%              24.9%
12/31/2015                   3.39                  0                  0               0.75%              -3.6%
12/31/2014                   3.52                  0                  0               0.75%               3.4%
12/31/2013                   3.40                  0                  0               0.75%              33.5%
12/31/2012                   2.55                  0                  0               0.75%              15.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.37                 36    $           159               0.50%              25.2%
12/31/2015                   3.50                 39                135               0.50%              -3.4%
12/31/2014                   3.62                 39                142               0.50%               3.7%
12/31/2013                   3.49                 40                139               0.50%              33.8%
12/31/2012                   2.61                 43                112               0.50%              15.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.52                  0    $             0               0.25%              25.5%
12/31/2015                   3.60                  0                  0               0.25%              -3.2%
12/31/2014                   3.72                  0                  0               0.25%               3.9%
12/31/2013                   3.58                  0                  0               0.25%              34.2%
12/31/2012                   2.67                  0                  0               0.25%              16.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.70                 82    $           387               0.00%              25.8%
12/31/2015                   3.74                 57                213               0.00%              -2.9%
12/31/2014                   3.85                219                842               0.00%               4.2%
12/31/2013                   3.70                 63                234               0.00%              34.5%
12/31/2012                   2.75                 60                166               0.00%              16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.1%
                 2014                                   0.4%
                 2013                                   0.7%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY SMALL CAP VALUE FUND INVESTOR CLASS - 025076852

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,459,455    $    8,905,656         1,038,628
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (39,095)
                                                       ---------------
Net assets                                             $    9,420,360
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,420,360         2,193,675    $         4.29
Band 100                                                           --                --              4.44
Band 75                                                            --                --              4.59
Band 50                                                            --                --              4.74
Band 25                                                            --                --              4.90
Band 0                                                             --                --              5.23
                                                       ---------------   ---------------
 Total                                                 $    9,420,360         2,193,675
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       56,558
Mortality & expense charges                                                                      (108,797)
                                                                                           ---------------
Net investment income (loss)                                                                      (52,239)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (458,252)
Realized gain distributions                                                                       419,550
Net change in unrealized appreciation (depreciation)                                            2,030,689
                                                                                           ---------------
Net gain (loss)                                                                                 1,991,987
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,939,748
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (52,239)   $          (107,121)
Net realized gain (loss)                                                  (458,252)               694,853
Realized gain distributions                                                419,550              1,271,974
Net change in unrealized appreciation (depreciation)                     2,030,689             (2,118,614)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,939,748               (258,908)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,782,033              1,946,575
Cost of units redeemed                                                  (4,913,807)            (7,224,895)
Account charges                                                             (3,450)                (3,944)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,135,224)            (5,282,264)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,195,476)            (5,541,172)
Net assets, beginning                                                   10,615,836             16,157,008
                                                               --------------------   --------------------
Net assets, ending                                             $         9,420,360    $        10,615,836
                                                               ====================   ====================

Units sold                                                                 493,594                581,038
Units redeemed                                                          (1,331,008)            (2,005,790)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (837,414)            (1,424,752)
Units outstanding, beginning                                             3,031,089              4,455,841
                                                               --------------------   --------------------
Units outstanding, ending                                                2,193,675              3,031,089
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        34,191,566
Cost of units redeemed/account charges                                                        (35,895,524)
Net investment income (loss)                                                                     (416,567)
Net realized gain (loss)                                                                         (354,714)
Realized gain distributions                                                                    11,341,800
Net change in unrealized appreciation (depreciation)                                              553,799
                                                                                      --------------------
Net assets                                                                            $         9,420,360
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.29              2,194    $         9,420               1.25%              24.5%
12/31/2015                   3.45              2,807              9,684               1.25%              -3.9%
12/31/2014                   3.59              4,216             15,135               1.25%               3.1%
12/31/2013                   3.48              4,625             16,105               1.25%              33.2%
12/31/2012                   2.61              4,395             11,485               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.44                  0    $             0               1.00%              24.8%
12/31/2015                   3.56                  0                  0               1.00%              -3.6%
12/31/2014                   3.69                  0                  0               1.00%               3.4%
12/31/2013                   3.57                  0                  0               1.00%              33.6%
12/31/2012                   2.67                  0                  0               1.00%              15.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.59                  0    $             0               0.75%              25.1%
12/31/2015                   3.67                  0                  0               0.75%              -3.4%
12/31/2014                   3.80                  0                  0               0.75%               3.6%
12/31/2013                   3.66                  0                  0               0.75%              33.9%
12/31/2012                   2.74                  0                  0               0.75%              15.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.74                  0    $             0               0.50%              25.4%
12/31/2015                   3.78                  0                  0               0.50%              -3.2%
12/31/2014                   3.91                  0                  0               0.50%               3.9%
12/31/2013                   3.76                  0                  0               0.50%              34.2%
12/31/2012                   2.80                  0                  0               0.50%              16.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.90                  0    $             0               0.25%              25.7%
12/31/2015                   3.90                  0                  0               0.25%              -2.9%
12/31/2014                   4.02                  0                  0               0.25%               4.1%
12/31/2013                   3.86                  0                  0               0.25%              34.6%
12/31/2012                   2.87                  0                  0               0.25%              16.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.23                  0    $             0               0.00%              26.0%
12/31/2015                   4.15                224                931               0.00%              -2.7%
12/31/2014                   4.26                240              1,022               0.00%               4.4%
12/31/2013                   4.08                230                939               0.00%              34.9%
12/31/2012                   3.03                219                662               0.00%              16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.3%
                 2014                                   0.6%
                 2013                                   0.9%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EMERGING MARKETS FUND A CLASS - 025086851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       30,707    $       31,684             4,046
                                                                         ===============   ===============
Receivables: investments sold                                   2,350
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       33,057
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       33,057            30,596    $         1.08
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $       33,057            30,596
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (351)
                                                                                           ---------------
Net investment income (loss)                                                                         (351)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (357)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,444
                                                                                           ---------------
Net gain (loss)                                                                                     2,087
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,736
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (351)   $              (201)
Net realized gain (loss)                                                      (357)                  (450)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,444                 (3,320)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,736                 (3,971)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,284                 33,135
Cost of units redeemed                                                      (4,647)                (9,436)
Account charges                                                               (150)                  (123)
                                                               --------------------   --------------------
Increase (decrease)                                                          6,487                 23,576
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,223                 19,605
Net assets, beginning                                                       24,834                  5,229
                                                               --------------------   --------------------
Net assets, ending                                             $            33,057    $            24,834
                                                               ====================   ====================

Units sold                                                                  10,692                 30,806
Units redeemed                                                              (4,468)               (11,069)
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,224                 19,737
Units outstanding, beginning                                                24,372                  4,635
                                                               --------------------   --------------------
Units outstanding, ending                                                   30,596                 24,372
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           586,321
Cost of units redeemed/account charges                                                           (518,260)
Net investment income (loss)                                                                       (9,845)
Net realized gain (loss)                                                                          (38,388)
Realized gain distributions                                                                        14,206
Net change in unrealized appreciation (depreciation)                                                 (977)
                                                                                      --------------------
Net assets                                                                            $            33,057
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                 31    $            33               1.25%               6.0%
12/31/2015                   1.02                 24                 25               1.25%              -9.7%
12/31/2014                   1.13                  5                  5               1.25%              -3.0%
12/31/2013                   1.16                 27                 32               1.25%              -1.2%
12/31/2012                   1.18                 41                 48               1.25%              23.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%               6.3%
12/31/2015                   1.04                  0                  0               1.00%              -9.4%
12/31/2014                   1.15                  0                  0               1.00%              -2.8%
12/31/2013                   1.18                  0                  0               1.00%              -1.0%
12/31/2012                   1.20                  0                  0               1.00%              23.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               6.6%
12/31/2015                   1.07                  0                  0               0.75%              -9.2%
12/31/2014                   1.18                  0                  0               0.75%              -2.6%
12/31/2013                   1.21                  0                  0               0.75%              -0.8%
12/31/2012                   1.22                  0                  0               0.75%              23.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               6.8%
12/31/2015                   1.09                  0                  0               0.50%              -9.0%
12/31/2014                   1.20                  0                  0               0.50%              -2.3%
12/31/2013                   1.23                  0                  0               0.50%              -0.5%
12/31/2012                   1.23                  0                  0               0.50%              24.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%               7.1%
12/31/2015                   1.12                  0                  0               0.25%              -8.8%
12/31/2014                   1.22                  0                  0               0.25%              -2.1%
12/31/2013                   1.25                  0                  0               0.25%              -0.3%
12/31/2012                   1.25                  0                  0               0.25%              24.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.00%               7.4%
12/31/2015                   1.14                  0                  0               0.00%              -8.5%
12/31/2014                   1.25                  0                  0               0.00%              -1.8%
12/31/2013                   1.27                  0                  0               0.00%               0.0%
12/31/2012                   1.27                  0                  0               0.00%              24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.5%
                 2013                                   0.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,768,189    $    1,387,489           122,430
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (11,312)
                                                       ---------------
Net assets                                             $    1,756,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,756,877           561,474    $         3.13
Band 100                                                           --                --              3.23
Band 75                                                            --                --              3.34
Band 50                                                            --                --              3.46
Band 25                                                            --                --              3.57
Band 0                                                             --                --              3.74
                                                       ---------------   ---------------
 Total                                                 $    1,756,877           561,474
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,442
Mortality & expense charges                                                                       (18,549)
                                                                                           ---------------
Net investment income (loss)                                                                      (16,107)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           30,464
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              241,270
                                                                                           ---------------
Net gain (loss)                                                                                   271,734
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      255,627
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (16,107)   $           (15,762)
Net realized gain (loss)                                                    30,464                 92,526
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       241,270               (156,268)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          255,627                (79,504)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   500,986                541,549
Cost of units redeemed                                                    (343,397)              (410,591)
Account charges                                                               (457)                  (335)
                                                               --------------------   --------------------
Increase (decrease)                                                        157,132                130,623
                                                               --------------------   --------------------
Net increase (decrease)                                                    412,759                 51,119
Net assets, beginning                                                    1,344,118              1,292,999
                                                               --------------------   --------------------
Net assets, ending                                             $         1,756,877    $         1,344,118
                                                               ====================   ====================

Units sold                                                                 189,957                195,552
Units redeemed                                                            (128,242)              (143,427)
                                                               --------------------   --------------------
Net increase (decrease)                                                     61,715                 52,125
Units outstanding, beginning                                               499,759                447,634
                                                               --------------------   --------------------
Units outstanding, ending                                                  561,474                499,759
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,190,956
Cost of units redeemed/account charges                                                         (2,004,778)
Net investment income (loss)                                                                      (65,790)
Net realized gain (loss)                                                                          226,760
Realized gain distributions                                                                        29,029
Net change in unrealized appreciation (depreciation)                                              380,700
                                                                                      --------------------
Net assets                                                                            $         1,756,877
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.13                561    $         1,757               1.25%              16.3%
12/31/2015                   2.69                500              1,344               1.25%              -6.9%
12/31/2014                   2.89                448              1,293               1.25%               4.2%
12/31/2013                   2.77                437              1,212               1.25%              41.6%
12/31/2012                   1.96                 69                135               1.25%              12.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.23                  0    $             0               1.00%              16.6%
12/31/2015                   2.77                  0                  0               1.00%              -6.7%
12/31/2014                   2.97                  0                  0               1.00%               4.4%
12/31/2013                   2.85                  0                  0               1.00%              41.9%
12/31/2012                   2.00                  0                  0               1.00%              12.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.34                  0    $             0               0.75%              16.9%
12/31/2015                   2.86                  0                  0               0.75%              -6.4%
12/31/2014                   3.06                  0                  0               0.75%               4.7%
12/31/2013                   2.92                  0                  0               0.75%              42.3%
12/31/2012                   2.05                  0                  0               0.75%              12.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.46                  0    $             0               0.50%              17.2%
12/31/2015                   2.95                  0                  0               0.50%              -6.2%
12/31/2014                   3.14                  0                  0               0.50%               4.9%
12/31/2013                   2.99                  0                  0               0.50%              42.6%
12/31/2012                   2.10                  0                  0               0.50%              13.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.57                  0    $             0               0.25%              17.5%
12/31/2015                   3.04                  0                  0               0.25%              -6.0%
12/31/2014                   3.23                  0                  0               0.25%               5.2%
12/31/2013                   3.07                  0                  0               0.25%              43.0%
12/31/2012                   2.15                  0                  0               0.25%              13.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.74                  0    $             0               0.00%              17.8%
12/31/2015                   3.18                  0                  0               0.00%              -5.7%
12/31/2014                   3.37                  0                  0               0.00%               5.5%
12/31/2013                   3.19                  0                  0               0.00%              43.3%
12/31/2012                   2.23                  0                  0               0.00%              13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.1%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY EMERGING MARKETS FUND INVESTOR CLASS - 025086885

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       61,708    $       60,710             7,319
                                                                         ===============   ===============
Receivables: investments sold                                     360
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       62,068
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       62,068            56,098    $         1.11
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $       62,068            56,098
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           44
Mortality & expense charges                                                                          (646)
                                                                                           ---------------
Net investment income (loss)                                                                         (602)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (14)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,307
                                                                                           ---------------
Net gain (loss)                                                                                     3,293
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,691
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (602)   $              (382)
Net realized gain (loss)                                                       (14)                   173
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,307                 (3,494)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,691                 (3,703)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    28,138                 15,403
Cost of units redeemed                                                        (631)                (7,337)
Account charges                                                               (138)                   (26)
                                                               --------------------   --------------------
Increase (decrease)                                                         27,369                  8,040
                                                               --------------------   --------------------
Net increase (decrease)                                                     30,060                  4,337
Net assets, beginning                                                       32,008                 27,671
                                                               --------------------   --------------------
Net assets, ending                                             $            62,068    $            32,008
                                                               ====================   ====================

Units sold                                                                  26,282                 13,420
Units redeemed                                                                (934)                (6,745)
                                                               --------------------   --------------------
Net increase (decrease)                                                     25,348                  6,675
Units outstanding, beginning                                                30,750                 24,075
                                                               --------------------   --------------------
Units outstanding, ending                                                   56,098                 30,750
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           611,657
Cost of units redeemed/account charges                                                           (495,543)
Net investment income (loss)                                                                      (11,745)
Net realized gain (loss)                                                                          (61,508)
Realized gain distributions                                                                        18,209
Net change in unrealized appreciation (depreciation)                                                  998
                                                                                      --------------------
Net assets                                                                            $            62,068
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                 56    $            62               1.25%               6.3%
12/31/2015                   1.04                 31                 32               1.25%              -9.4%
12/31/2014                   1.15                 24                 28               1.25%              -2.8%
12/31/2013                   1.18                 19                 23               1.25%              -1.0%
12/31/2012                   1.19                 15                 18               1.25%              23.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               6.6%
12/31/2015                   1.07                  0                  0               1.00%              -9.2%
12/31/2014                   1.17                  0                  0               1.00%              -2.6%
12/31/2013                   1.20                  0                  0               1.00%              -0.8%
12/31/2012                   1.21                  0                  0               1.00%              23.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               6.8%
12/31/2015                   1.09                  0                  0               0.75%              -9.0%
12/31/2014                   1.20                  0                  0               0.75%              -2.3%
12/31/2013                   1.23                  0                  0               0.75%              -0.5%
12/31/2012                   1.23                  0                  0               0.75%              23.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%               7.1%
12/31/2015                   1.12                  0                  0               0.50%              -8.8%
12/31/2014                   1.22                  0                  0               0.50%              -2.1%
12/31/2013                   1.25                  0                  0               0.50%              -0.3%
12/31/2012                   1.25                  0                  0               0.50%              24.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               7.4%
12/31/2015                   1.14                  0                  0               0.25%              -8.5%
12/31/2014                   1.25                  0                  0               0.25%              -1.8%
12/31/2013                   1.27                  0                  0               0.25%               0.0%
12/31/2012                   1.27                  0                  0               0.25%              24.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%               7.6%
12/31/2015                   1.17                  0                  0               0.00%              -8.3%
12/31/2014                   1.27                  0                  0               0.00%              -1.6%
12/31/2013                   1.29                  0                  0               0.00%               0.2%
12/31/2012                   1.29                  0                  0               0.00%              24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.1%
                 2014                                   0.3%
                 2013                                   0.3%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND INVESTOR CLASS - 025085705

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   51,327,292    $   51,946,821         6,716,419
                                                                         ===============   ===============
Receivables: investments sold                                  53,319
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   51,380,611
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   51,380,611        24,071,227    $         2.13
Band 100                                                           --                --              2.21
Band 75                                                            --                --              2.28
Band 50                                                            --                --              2.36
Band 25                                                            --                --              2.44
Band 0                                                             --                --              2.56
                                                       ---------------   ---------------
 Total                                                 $   51,380,611        24,071,227
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      698,681
Mortality & expense charges                                                                      (618,972)
                                                                                           ---------------
Net investment income (loss)                                                                       79,709
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (240,535)
Realized gain distributions                                                                       766,337
Net change in unrealized appreciation (depreciation)                                            2,005,836
                                                                                           ---------------
Net gain (loss)                                                                                 2,531,638
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,611,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            79,709    $          (110,665)
Net realized gain (loss)                                                  (240,535)               590,934
Realized gain distributions                                                766,337              3,526,312
Net change in unrealized appreciation (depreciation)                     2,005,836             (5,366,767)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,611,347             (1,360,186)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,497,045              9,283,866
Cost of units redeemed                                                  (9,433,927)            (9,819,350)
Account charges                                                             (9,999)                (8,792)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,946,881)              (544,276)
                                                               --------------------   --------------------
Net increase (decrease)                                                    664,466             (1,904,462)
Net assets, beginning                                                   50,716,145             52,620,607
                                                               --------------------   --------------------
Net assets, ending                                             $        51,380,611    $        50,716,145
                                                               ====================   ====================

Units sold                                                               4,506,979              4,630,507
Units redeemed                                                          (5,344,378)            (4,909,215)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (837,399)              (278,708)
Units outstanding, beginning                                            24,908,626             25,187,334
                                                               --------------------   --------------------
Units outstanding, ending                                               24,071,227             24,908,626
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        92,078,997
Cost of units redeemed/account charges                                                        (59,044,783)
Net investment income (loss)                                                                       35,746
Net realized gain (loss)                                                                          932,638
Realized gain distributions                                                                    17,997,542
Net change in unrealized appreciation (depreciation)                                             (619,529)
                                                                                      --------------------
Net assets                                                                            $        51,380,611
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13             24,071    $        51,381               1.25%               5.2%
12/31/2015                   2.03             24,401             49,496               1.25%              -2.6%
12/31/2014                   2.08             24,691             51,411               1.25%               5.6%
12/31/2013                   1.97             22,940             45,222               1.25%              18.4%
12/31/2012                   1.67             23,883             39,780               1.25%              13.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               1.00%               5.5%
12/31/2015                   2.09                  0                  0               1.00%              -2.3%
12/31/2014                   2.14                  0                  0               1.00%               5.9%
12/31/2013                   2.02                  0                  0               1.00%              18.6%
12/31/2012                   1.70                  0                  0               1.00%              13.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.75%               5.8%
12/31/2015                   2.16                  0                  0               0.75%              -2.1%
12/31/2014                   2.20                  0                  0               0.75%               6.2%
12/31/2013                   2.07                  0                  0               0.75%              18.9%
12/31/2012                   1.74                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.50%               6.0%
12/31/2015                   2.22                  0                  0               0.50%              -1.8%
12/31/2014                   2.27                  0                  0               0.50%               6.4%
12/31/2013                   2.13                  0                  0               0.50%              19.2%
12/31/2012                   1.79                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.25%               6.3%
12/31/2015                   2.29                  0                  0               0.25%              -1.6%
12/31/2014                   2.33                  0                  0               0.25%               6.7%
12/31/2013                   2.18                  0                  0               0.25%              19.5%
12/31/2012                   1.83                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.00%               6.6%
12/31/2015                   2.40                508              1,221               0.00%              -1.4%
12/31/2014                   2.44                496              1,210               0.00%               7.0%
12/31/2013                   2.28                459              1,047               0.00%              19.8%
12/31/2012                   1.90                458                870               0.00%              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.0%
                 2014                                   0.4%
                 2013                                   1.3%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EQUITY GROWTH FUND INVESTOR CLASS - 02507M600

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       85,740    $       82,585             2,922
                                                                         ===============   ===============
Receivables: investments sold                                      61
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       85,801
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       85,801            79,217    $         1.08
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $       85,801            79,217
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,071
Mortality & expense charges                                                                          (912)
                                                                                           ---------------
Net investment income (loss)                                                                          159
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (67)
Realized gain distributions                                                                           432
Net change in unrealized appreciation (depreciation)                                                6,038
                                                                                           ---------------
Net gain (loss)                                                                                     6,403
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,562
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               159    $                22
Net realized gain (loss)                                                       (67)                   160
Realized gain distributions                                                    432                  3,983
Net change in unrealized appreciation (depreciation)                         6,038                 (2,883)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,562                  1,282
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,101                 66,181
Cost of units redeemed                                                        (707)                (3,612)
Account charges                                                                 (6)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         15,388                 62,569
                                                               --------------------   --------------------
Net increase (decrease)                                                     21,950                 63,851
Net assets, beginning                                                       63,851                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            85,801    $            63,851
                                                               ====================   ====================

Units sold                                                                  16,518                 67,562
Units redeemed                                                              (1,335)                (3,528)
                                                               --------------------   --------------------
Net increase (decrease)                                                     15,183                 64,034
Units outstanding, beginning                                                64,034                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   79,217                 64,034
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            82,282
Cost of units redeemed/account charges                                                             (4,325)
Net investment income (loss)                                                                          181
Net realized gain (loss)                                                                               93
Realized gain distributions                                                                         4,415
Net change in unrealized appreciation (depreciation)                                                3,155
                                                                                      --------------------
Net assets                                                                            $            85,801
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                 79    $            86               1.25%               8.6%
12/31/2015                   1.00                 64                 64               1.25%              -5.4%
12/31/2014                   1.05                  0                  0               1.25%               5.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               8.9%
12/31/2015                   1.00                  0                  0               1.00%              -5.1%
12/31/2014                   1.06                  0                  0               1.00%               5.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%               9.2%
12/31/2015                   1.00                  0                  0               0.75%              -4.9%
12/31/2014                   1.06                  0                  0               0.75%               5.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%               9.4%
12/31/2015                   1.01                  0                  0               0.50%              -4.7%
12/31/2014                   1.06                  0                  0               0.50%               5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               9.7%
12/31/2015                   1.01                  0                  0               0.25%              -4.4%
12/31/2014                   1.06                  0                  0               0.25%               5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              10.0%
12/31/2015                   1.02                  0                  0               0.00%              -4.2%
12/31/2014                   1.06                  0                  0               0.00%               6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.8%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FUND A CLASS - 025085887

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,760,999    $   10,788,005         1,397,489
                                                                         ===============   ===============
Receivables: investments sold                                  13,643
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   10,774,642
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,860,392         3,284,441    $         2.39
Band 100                                                    2,587,175         1,045,850              2.47
Band 75                                                            --                --              2.56
Band 50                                                        36,481            13,802              2.64
Band 25                                                            --                --              2.73
Band 0                                                        290,594           102,301              2.84
                                                       ---------------   ---------------
 Total                                                 $   10,774,642         4,446,394
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      120,220
Mortality & expense charges                                                                      (146,035)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,815)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (587,519)
Realized gain distributions                                                                       161,481
Net change in unrealized appreciation (depreciation)                                              945,122
                                                                                           ---------------
Net gain (loss)                                                                                   519,084
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      493,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,815)   $           (48,048)
Net realized gain (loss)                                                  (587,519)               389,231
Realized gain distributions                                                161,481              1,297,236
Net change in unrealized appreciation (depreciation)                       945,122             (2,126,140)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          493,269               (487,721)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,395,715              3,194,350
Cost of units redeemed                                                 (10,813,488)            (4,648,835)
Account charges                                                             (3,464)                (4,945)
                                                               --------------------   --------------------
Increase (decrease)                                                     (8,421,237)            (1,459,430)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (7,927,968)            (1,947,151)
Net assets, beginning                                                   18,702,610             20,649,761
                                                               --------------------   --------------------
Net assets, ending                                             $        10,774,642    $        18,702,610
                                                               ====================   ====================

Units sold                                                               1,070,536              1,376,173
Units redeemed                                                          (4,566,796)            (1,981,839)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,496,260)              (605,666)
Units outstanding, beginning                                             7,942,654              8,548,320
                                                               --------------------   --------------------
Units outstanding, ending                                                4,446,394              7,942,654
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        34,213,045
Cost of units redeemed/account charges                                                        (29,986,714)
Net investment income (loss)                                                                     (212,566)
Net realized gain (loss)                                                                          459,163
Realized gain distributions                                                                     6,328,720
Net change in unrealized appreciation (depreciation)                                              (27,006)
                                                                                      --------------------
Net assets                                                                            $        10,774,642
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39              3,284    $         7,860               1.25%               5.1%
12/31/2015                   2.28              5,702             12,989               1.25%              -2.9%
12/31/2014                   2.35              6,219             14,597               1.25%               5.4%
12/31/2013                   2.23              7,139             15,892               1.25%              18.1%
12/31/2012                   1.89              5,980             11,275               1.25%              13.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47              1,046    $         2,587               1.00%               5.3%
12/31/2015                   2.35                831              1,952               1.00%              -2.7%
12/31/2014                   2.41                900              2,171               1.00%               5.7%
12/31/2013                   2.28                209                477               1.00%              18.4%
12/31/2012                   1.93                197                381               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.75%               5.6%
12/31/2015                   2.42                  0                  0               0.75%              -2.5%
12/31/2014                   2.48                  0                  0               0.75%               6.0%
12/31/2013                   2.34                  0                  0               0.75%              18.7%
12/31/2012                   1.97                  0                  0               0.75%              13.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.64                 14    $            36               0.50%               5.8%
12/31/2015                   2.50                 14                 35               0.50%              -2.2%
12/31/2014                   2.55                 16                 40               0.50%               6.2%
12/31/2013                   2.40                 17                 42               0.50%              19.0%
12/31/2012                   2.02                 20                 40               0.50%              14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                  0    $             0               0.25%               6.1%
12/31/2015                   2.57                  0                  0               0.25%              -2.0%
12/31/2014                   2.63                  0                  0               0.25%               6.5%
12/31/2013                   2.47                  0                  0               0.25%              19.3%
12/31/2012                   2.07                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.84                102    $           291               0.00%               6.4%
12/31/2015                   2.67              1,396              3,727               0.00%              -1.7%
12/31/2014                   2.72              1,414              3,841               0.00%               6.8%
12/31/2013                   2.54              1,460              3,716               0.00%              19.6%
12/31/2012                   2.13              1,401              2,983               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.8%
                 2014                                   0.1%
                 2013                                   1.1%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY EQUITY GROWTH FUND A CLASS - 02507M709

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,304,144    $    3,239,324           112,468
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (5,450)
                                                       ---------------
Net assets                                             $    3,298,694
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,000,395         1,425,038    $         2.11
Band 100                                                      288,511           132,770              2.17
Band 75                                                            --                --              2.24
Band 50                                                         9,788             4,229              2.31
Band 25                                                            --                --              2.39
Band 0                                                             --                --              2.47
                                                       ---------------   ---------------
 Total                                                 $    3,298,694         1,562,037
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       47,173
Mortality & expense charges                                                                       (48,369)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,196)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (91,465)
Realized gain distributions                                                                        16,799
Net change in unrealized appreciation (depreciation)                                              384,473
                                                                                           ---------------
Net gain (loss)                                                                                   309,807
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      308,611
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,196)   $             2,162
Net realized gain (loss)                                                   (91,465)               238,782
Realized gain distributions                                                 16,799                305,633
Net change in unrealized appreciation (depreciation)                       384,473               (835,742)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          308,611               (289,165)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   537,657              1,393,577
Cost of units redeemed                                                  (2,395,469)            (1,717,076)
Account charges                                                             (1,657)                (1,896)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,859,469)              (325,395)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,550,858)              (614,560)
Net assets, beginning                                                    4,849,552              5,464,112
                                                               --------------------   --------------------
Net assets, ending                                             $         3,298,694    $         4,849,552
                                                               ====================   ====================

Units sold                                                                 271,259                867,748
Units redeemed                                                          (1,165,134)            (1,028,340)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (893,875)              (160,592)
Units outstanding, beginning                                             2,455,912              2,616,504
                                                               --------------------   --------------------
Units outstanding, ending                                                1,562,037              2,455,912
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        14,478,928
Cost of units redeemed/account charges                                                        (12,870,475)
Net investment income (loss)                                                                       (7,396)
Net realized gain (loss)                                                                          471,924
Realized gain distributions                                                                     1,160,893
Net change in unrealized appreciation (depreciation)                                               64,820
                                                                                      --------------------
Net assets                                                                            $         3,298,694
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11              1,425    $         3,000               1.25%               8.3%
12/31/2015                   1.94              2,067              4,018               1.25%              -5.6%
12/31/2014                   2.06              2,193              4,514               1.25%              11.6%
12/31/2013                   1.84              2,243              4,135               1.25%              31.0%
12/31/2012                   1.41              1,570              2,210               1.25%              14.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                133    $           289               1.00%               8.6%
12/31/2015                   2.00                169                338               1.00%              -5.3%
12/31/2014                   2.11                190                402               1.00%              11.9%
12/31/2013                   1.89                  0                  1               1.00%              31.3%
12/31/2012                   1.44                  0                  0               1.00%              14.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.75%               8.9%
12/31/2015                   2.06                  0                  0               0.75%              -5.1%
12/31/2014                   2.17                  0                  0               0.75%              12.2%
12/31/2013                   1.93                  0                  0               0.75%              31.6%
12/31/2012                   1.47                  0                  0               0.75%              15.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                  4    $            10               0.50%               9.1%
12/31/2015                   2.12                  6                 12               0.50%              -4.9%
12/31/2014                   2.23                  8                 17               0.50%              12.5%
12/31/2013                   1.98                  0                  0               0.50%              32.0%
12/31/2012                   1.50                  0                  0               0.50%              15.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.25%               9.4%
12/31/2015                   2.18                  0                  0               0.25%              -4.6%
12/31/2014                   2.29                  0                  0               0.25%              12.8%
12/31/2013                   2.03                  0                  0               0.25%              32.3%
12/31/2012                   1.53                  0                  0               0.25%              15.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.00%               9.7%
12/31/2015                   2.25                214                481               0.00%              -4.4%
12/31/2014                   2.35                226                532               0.00%              13.0%
12/31/2013                   2.08                 69                144               0.00%              32.6%
12/31/2012                   1.57                  0                  0               0.00%              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   1.1%
                 2013                                   1.3%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND INVESTOR CLASS - 025085101

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,821,878    $   14,136,809         2,502,097
                                                                         ===============   ===============
Receivables: investments sold                                  39,742
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   13,861,620
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   13,861,620         8,013,562    $         1.73
Band 100                                                           --                --              1.79
Band 75                                                            --                --              1.85
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.97
Band 0                                                             --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $   13,861,620         8,013,562
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      155,030
Mortality & expense charges                                                                      (166,814)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,784)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (117,280)
Realized gain distributions                                                                       217,295
Net change in unrealized appreciation (depreciation)                                              419,949
                                                                                           ---------------
Net gain (loss)                                                                                   519,964
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      508,180
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,784)   $          (110,730)
Net realized gain (loss)                                                  (117,280)                86,439
Realized gain distributions                                                217,295                761,231
Net change in unrealized appreciation (depreciation)                       419,949             (1,115,979)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          508,180               (379,039)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,468,006              4,409,421
Cost of units redeemed                                                  (3,536,540)            (2,807,383)
Account charges                                                             (5,217)                (4,426)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,073,751)             1,597,612
                                                               --------------------   --------------------
Net increase (decrease)                                                   (565,571)             1,218,573
Net assets, beginning                                                   14,427,191             13,208,618
                                                               --------------------   --------------------
Net assets, ending                                             $        13,861,620    $        14,427,191
                                                               ====================   ====================

Units sold                                                               2,054,345              2,765,017
Units redeemed                                                          (2,606,584)            (1,825,446)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (552,239)               939,571
Units outstanding, beginning                                             8,565,801              7,626,230
                                                               --------------------   --------------------
Units outstanding, ending                                                8,013,562              8,565,801
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        35,894,912
Cost of units redeemed/account charges                                                        (25,645,078)
Net investment income (loss)                                                                      195,284
Net realized gain (loss)                                                                          478,952
Realized gain distributions                                                                     3,252,481
Net change in unrealized appreciation (depreciation)                                             (314,931)
                                                                                      --------------------
Net assets                                                                            $        13,861,620
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73              8,014    $        13,862               1.25%               3.7%
12/31/2015                   1.67              8,101             13,508               1.25%              -2.6%
12/31/2014                   1.71              7,101             12,157               1.25%               5.0%
12/31/2013                   1.63              6,501             10,605               1.25%               8.5%
12/31/2012                   1.50              5,764              8,667               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               1.00%               4.0%
12/31/2015                   1.72                  0                  0               1.00%              -2.4%
12/31/2014                   1.76                  0                  0               1.00%               5.2%
12/31/2013                   1.67                  0                  0               1.00%               8.8%
12/31/2012                   1.54                  0                  0               1.00%               8.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.75%               4.3%
12/31/2015                   1.77                  0                  0               0.75%              -2.1%
12/31/2014                   1.81                  0                  0               0.75%               5.5%
12/31/2013                   1.72                  0                  0               0.75%               9.0%
12/31/2012                   1.57                  0                  0               0.75%               8.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%               4.5%
12/31/2015                   1.83                  0                  0               0.50%              -1.9%
12/31/2014                   1.86                  0                  0               0.50%               5.7%
12/31/2013                   1.76                  0                  0               0.50%               9.3%
12/31/2012                   1.61                  0                  0               0.50%               9.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.25%               4.8%
12/31/2015                   1.88                  0                  0               0.25%              -1.6%
12/31/2014                   1.92                  0                  0               0.25%               6.0%
12/31/2013                   1.81                  0                  0               0.25%               9.6%
12/31/2012                   1.65                  0                  0               0.25%               9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.00%               5.0%
12/31/2015                   1.98                465                919               0.00%              -1.4%
12/31/2014                   2.00                525              1,051               0.00%               6.3%
12/31/2013                   1.89                508                957               0.00%               9.8%
12/31/2012                   1.72                541                929               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.4%
                 2014                                   0.8%
                 2013                                   1.1%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY EQUITY INCOME FUND INVESTOR CLASS - 025076100

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,522,725    $    7,739,864           958,853
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (75,226)
                                                       ---------------
Net assets                                             $    8,447,499
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,447,499         2,893,998    $         2.92
Band 100                                                           --                --              3.02
Band 75                                                            --                --              3.12
Band 50                                                            --                --              3.22
Band 25                                                            --                --              3.33
Band 0                                                             --                --              3.55
                                                       ---------------   ---------------
 Total                                                 $    8,447,499         2,893,998
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      179,341
Mortality & expense charges                                                                      (106,957)
                                                                                           ---------------
Net investment income (loss)                                                                       72,384
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        1,014,835
Realized gain distributions                                                                       470,855
Net change in unrealized appreciation (depreciation)                                              339,206
                                                                                           ---------------
Net gain (loss)                                                                                 1,824,896
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,897,280
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            72,384    $           217,544
Net realized gain (loss)                                                 1,014,835                697,310
Realized gain distributions                                                470,855                999,219
Net change in unrealized appreciation (depreciation)                       339,206             (1,988,603)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,897,280                (74,530)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,938,194              1,385,735
Cost of units redeemed                                                  (9,051,047)            (4,357,881)
Account charges                                                             (5,397)                (4,311)
                                                               --------------------   --------------------
Increase (decrease)                                                     (7,118,250)            (2,976,457)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,220,970)            (3,050,987)
Net assets, beginning                                                   13,668,469             16,719,456
                                                               --------------------   --------------------
Net assets, ending                                             $         8,447,499    $        13,668,469
                                                               ====================   ====================

Units sold                                                                 702,459                583,653
Units redeemed                                                          (3,017,557)            (1,786,351)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,315,098)            (1,202,698)
Units outstanding, beginning                                             5,209,096              6,411,794
                                                               --------------------   --------------------
Units outstanding, ending                                                2,893,998              5,209,096
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        32,212,544
Cost of units redeemed/account charges                                                        (33,101,827)
Net investment income (loss)                                                                    1,682,165
Net realized gain (loss)                                                                        2,347,757
Realized gain distributions                                                                     4,523,999
Net change in unrealized appreciation (depreciation)                                              782,861
                                                                                      --------------------
Net assets                                                                            $         8,447,499
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.92              2,894    $         8,447               1.25%              18.0%
12/31/2015                   2.47              3,644              9,014               1.25%              -0.7%
12/31/2014                   2.49              4,793             11,934               1.25%              11.1%
12/31/2013                   2.24              5,165             11,578               1.25%              18.0%
12/31/2012                   1.90              4,837              9,190               1.25%              10.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.02                  0    $             0               1.00%              18.3%
12/31/2015                   2.55                  0                  0               1.00%              -0.4%
12/31/2014                   2.56                  0                  0               1.00%              11.4%
12/31/2013                   2.30                  0                  0               1.00%              18.3%
12/31/2012                   1.94                  0                  0               1.00%              10.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                  0    $             0               0.75%              18.6%
12/31/2015                   2.63                  0                  0               0.75%              -0.2%
12/31/2014                   2.63                  0                  0               0.75%              11.6%
12/31/2013                   2.36                  0                  0               0.75%              18.6%
12/31/2012                   1.99                  0                  0               0.75%              10.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.22                  0    $             0               0.50%              18.9%
12/31/2015                   2.71                  0                  0               0.50%               0.1%
12/31/2014                   2.71                  0                  0               0.50%              11.9%
12/31/2013                   2.42                  0                  0               0.50%              18.9%
12/31/2012                   2.04                  0                  0               0.50%              11.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.33                  0    $             0               0.25%              19.2%
12/31/2015                   2.80                  0                  0               0.25%               0.3%
12/31/2014                   2.79                  0                  0               0.25%              12.2%
12/31/2013                   2.48                  0                  0               0.25%              19.2%
12/31/2012                   2.08                  0                  0               0.25%              11.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.55                  0    $             0               0.00%              19.5%
12/31/2015                   2.97              1,565              4,654               0.00%               0.6%
12/31/2014                   2.96              1,619              4,786               0.00%              12.5%
12/31/2013                   2.63              1,807              4,750               0.00%              19.5%
12/31/2012                   2.20              1,873              4,122               0.00%              11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   2.3%
                 2014                                   2.5%
                 2013                                   2.4%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOC.: CONSERVATIVE FUND A CLASS - 025085309

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,980,642    $    5,127,140           898,318
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,960)
                                                       ---------------
Net assets                                             $    4,976,682
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,176,278         1,787,241    $         1.78
Band 100                                                    1,800,404           980,075              1.84
Band 75                                                            --                --              1.90
Band 50                                                            --                --              1.96
Band 25                                                            --                --              2.03
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $    4,976,682         2,767,316
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       45,730
Mortality & expense charges                                                                       (62,643)
                                                                                           ---------------
Net investment income (loss)                                                                      (16,913)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (116,919)
Realized gain distributions                                                                        78,527
Net change in unrealized appreciation (depreciation)                                              251,549
                                                                                           ---------------
Net gain (loss)                                                                                   213,157
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      196,244
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (16,913)   $           (63,149)
Net realized gain (loss)                                                  (116,919)                66,187
Realized gain distributions                                                 78,527                355,508
Net change in unrealized appreciation (depreciation)                       251,549               (536,186)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          196,244               (177,640)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   853,041              1,688,927
Cost of units redeemed                                                  (2,519,530)            (1,926,607)
Account charges                                                             (3,727)                (3,533)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,670,216)              (241,213)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,473,972)              (418,853)
Net assets, beginning                                                    6,450,654              6,869,507
                                                               --------------------   --------------------
Net assets, ending                                             $         4,976,682    $         6,450,654
                                                               ====================   ====================

Units sold                                                                 553,590                985,656
Units redeemed                                                          (1,477,286)            (1,122,062)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (923,696)              (136,406)
Units outstanding, beginning                                             3,691,012              3,827,418
                                                               --------------------   --------------------
Units outstanding, ending                                                2,767,316              3,691,012
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        18,091,007
Cost of units redeemed/account charges                                                        (14,646,353)
Net investment income (loss)                                                                      (57,156)
Net realized gain (loss)                                                                          133,565
Realized gain distributions                                                                     1,602,117
Net change in unrealized appreciation (depreciation)                                             (146,498)
                                                                                      --------------------
Net assets                                                                            $         4,976,682
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78              1,787    $         3,176               1.25%               3.7%
12/31/2015                   1.71              2,449              4,199               1.25%              -3.0%
12/31/2014                   1.77              2,704              4,777               1.25%               4.7%
12/31/2013                   1.69              4,120              6,953               1.25%               8.2%
12/31/2012                   1.56              3,390              5,286               1.25%               8.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                980    $         1,800               1.00%               3.9%
12/31/2015                   1.77                998              1,764               1.00%              -2.7%
12/31/2014                   1.82                896              1,628               1.00%               5.0%
12/31/2013                   1.73                  5                  8               1.00%               8.5%
12/31/2012                   1.60                 70                112               1.00%               8.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.75%               4.2%
12/31/2015                   1.82                  0                  0               0.75%              -2.5%
12/31/2014                   1.87                  0                  0               0.75%               5.2%
12/31/2013                   1.78                  0                  0               0.75%               8.8%
12/31/2012                   1.63                  0                  0               0.75%               8.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%               4.4%
12/31/2015                   1.88                  0                  0               0.50%              -2.2%
12/31/2014                   1.92                  0                  0               0.50%               5.5%
12/31/2013                   1.82                  0                  0               0.50%               9.0%
12/31/2012                   1.67                  0                  0               0.50%               8.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.25%               4.7%
12/31/2015                   1.94                  0                  0               0.25%              -2.0%
12/31/2014                   1.98                  0                  0               0.25%               5.8%
12/31/2013                   1.87                  0                  0               0.25%               9.3%
12/31/2012                   1.71                  0                  0               0.25%               9.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%               5.0%
12/31/2015                   2.00                244                488               0.00%              -1.8%
12/31/2014                   2.04                228                464               0.00%               6.0%
12/31/2013                   1.92                207                398               0.00%               9.6%
12/31/2012                   1.75                180                315               0.00%               9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.2%
                 2014                                   0.6%
                 2013                                   0.9%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY EQUITY INCOME FUND A CLASS - 025076407

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,190,192    $    9,612,296         1,153,976
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (23,660)
                                                       ---------------
Net assets                                             $   10,166,532
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,657,472         2,826,964    $         2.71
Band 100                                                    2,166,082           773,212              2.80
Band 75                                                            --                --              2.90
Band 50                                                       250,174            83,579              2.99
Band 25                                                            --                --              3.09
Band 0                                                         92,804            28,865              3.22
                                                       ---------------   ---------------
 Total                                                 $   10,166,532         3,712,620
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      162,204
Mortality & expense charges                                                                      (103,580)
                                                                                           ---------------
Net investment income (loss)                                                                       58,624
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          135,010
Realized gain distributions                                                                       571,361
Net change in unrealized appreciation (depreciation)                                              775,025
                                                                                           ---------------
Net gain (loss)                                                                                 1,481,396
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,540,020
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            58,624    $           100,647
Net realized gain (loss)                                                   135,010                570,762
Realized gain distributions                                                571,361                673,352
Net change in unrealized appreciation (depreciation)                       775,025             (1,441,826)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,540,020                (97,065)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,715,414              1,606,191
Cost of units redeemed                                                  (3,098,280)            (4,365,514)
Account charges                                                             (3,831)                (2,447)
                                                               --------------------   --------------------
Increase (decrease)                                                       (386,697)            (2,761,770)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,153,323             (2,858,835)
Net assets, beginning                                                    9,013,209             11,872,044
                                                               --------------------   --------------------
Net assets, ending                                             $        10,166,532    $         9,013,209
                                                               ====================   ====================

Units sold                                                               1,073,938                704,587
Units redeemed                                                          (1,183,092)            (1,903,343)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (109,154)            (1,198,756)
Units outstanding, beginning                                             3,821,774              5,020,530
                                                               --------------------   --------------------
Units outstanding, ending                                                3,712,620              3,821,774
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        30,207,556
Cost of units redeemed/account charges                                                        (26,949,574)
Net investment income (loss)                                                                      873,054
Net realized gain (loss)                                                                        2,258,485
Realized gain distributions                                                                     3,199,115
Net change in unrealized appreciation (depreciation)                                              577,896
                                                                                      --------------------
Net assets                                                                            $        10,166,532
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.71              2,827    $         7,657               1.25%              17.7%
12/31/2015                   2.30              2,649              6,096               1.25%              -0.9%
12/31/2014                   2.32              3,708              8,610               1.25%              10.7%
12/31/2013                   2.10              5,816             12,202               1.25%              17.8%
12/31/2012                   1.78              6,060             10,792               1.25%               9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.80                773    $         2,166               1.00%              18.0%
12/31/2015                   2.37                710              1,685               1.00%              -0.7%
12/31/2014                   2.39                834              1,994               1.00%              10.9%
12/31/2013                   2.15                 26                 57               1.00%              18.1%
12/31/2012                   1.82                 37                 68               1.00%              10.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.90                  0    $             0               0.75%              18.3%
12/31/2015                   2.45                  0                  0               0.75%              -0.4%
12/31/2014                   2.46                  0                  0               0.75%              11.2%
12/31/2013                   2.21                  0                  0               0.75%              18.4%
12/31/2012                   1.87                  0                  0               0.75%              10.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.99                 84    $           250               0.50%              18.6%
12/31/2015                   2.52                 89                226               0.50%              -0.2%
12/31/2014                   2.53                 99                251               0.50%              11.5%
12/31/2013                   2.27                103                235               0.50%              18.7%
12/31/2012                   1.91                113                216               0.50%              10.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.09                  0    $             0               0.25%              18.9%
12/31/2015                   2.60                  0                  0               0.25%               0.1%
12/31/2014                   2.60                  0                  0               0.25%              11.8%
12/31/2013                   2.33                  0                  0               0.25%              19.0%
12/31/2012                   1.95                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.22                 29    $            93               0.00%              19.2%
12/31/2015                   2.70                373              1,006               0.00%               0.3%
12/31/2014                   2.69                378              1,017               0.00%              12.1%
12/31/2013                   2.40                395                948               0.00%              19.3%
12/31/2012                   2.01                512              1,029               0.00%              11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.0%
                 2014                                   2.2%
                 2013                                   2.2%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND INVESTOR CLASS - 025085408

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   91,777,695    $   94,861,338        13,853,166
                                                                         ===============   ===============
Receivables: investments sold                                  68,798
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   91,846,493
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   91,846,493        45,937,441    $         2.00
Band 100                                                           --                --              2.07
Band 75                                                            --                --              2.14
Band 50                                                            --                --              2.21
Band 25                                                            --                --              2.28
Band 0                                                             --                --              2.40
                                                       ---------------   ---------------
 Total                                                 $   91,846,493        45,937,441
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      871,199
Mortality & expense charges                                                                    (1,135,552)
                                                                                           ---------------
Net investment income (loss)                                                                     (264,353)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,270,500)
Realized gain distributions                                                                     1,088,233
Net change in unrealized appreciation (depreciation)                                            5,218,473
                                                                                           ---------------
Net gain (loss)                                                                                 5,036,206
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    4,771,853
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (264,353)   $          (331,747)
Net realized gain (loss)                                                (1,270,500)                35,267
Realized gain distributions                                              1,088,233              6,205,303
Net change in unrealized appreciation (depreciation)                     5,218,473             (8,813,120)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        4,771,853             (2,904,297)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                20,728,916             21,340,110
Cost of units redeemed                                                 (26,617,876)           (19,728,394)
Account charges                                                            (29,651)               (22,141)
                                                               --------------------   --------------------
Increase (decrease)                                                     (5,918,611)             1,589,575
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,146,758)            (1,314,722)
Net assets, beginning                                                   92,993,251             94,307,973
                                                               --------------------   --------------------
Net assets, ending                                             $        91,846,493    $        92,993,251
                                                               ====================   ====================

Units sold                                                              12,893,701             11,602,632
Units redeemed                                                         (15,327,334)           (10,819,447)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,433,633)               783,185
Units outstanding, beginning                                            48,371,074             47,587,889
                                                               --------------------   --------------------
Units outstanding, ending                                               45,937,441             48,371,074
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       197,753,942
Cost of units redeemed/account charges                                                       (136,048,115)
Net investment income (loss)                                                                      774,184
Net realized gain (loss)                                                                        4,769,796
Realized gain distributions                                                                    27,680,329
Net change in unrealized appreciation (depreciation)                                           (3,083,643)
                                                                                      --------------------
Net assets                                                                            $        91,846,493
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00             45,937    $        91,846               1.25%               5.0%
12/31/2015                   1.90             45,861             87,329               1.25%              -3.0%
12/31/2014                   1.96             44,917             88,172               1.25%               5.4%
12/31/2013                   1.86             40,336             75,157               1.25%              14.2%
12/31/2012                   1.63             40,859             66,679               1.25%              11.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               1.00%               5.3%
12/31/2015                   1.96                  0                  0               1.00%              -2.8%
12/31/2014                   2.02                  0                  0               1.00%               5.6%
12/31/2013                   1.91                  0                  0               1.00%              14.5%
12/31/2012                   1.67                  0                  0               1.00%              11.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.75%               5.5%
12/31/2015                   2.02                  0                  0               0.75%              -2.5%
12/31/2014                   2.08                  0                  0               0.75%               5.9%
12/31/2013                   1.96                  0                  0               0.75%              14.7%
12/31/2012                   1.71                  0                  0               0.75%              12.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.50%               5.8%
12/31/2015                   2.09                  0                  0               0.50%              -2.3%
12/31/2014                   2.14                  0                  0               0.50%               6.1%
12/31/2013                   2.01                  0                  0               0.50%              15.0%
12/31/2012                   1.75                  0                  0               0.50%              12.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.25%               6.0%
12/31/2015                   2.15                  0                  0               0.25%              -2.0%
12/31/2014                   2.20                  0                  0               0.25%               6.4%
12/31/2013                   2.06                  0                  0               0.25%              15.3%
12/31/2012                   1.79                  0                  0               0.25%              12.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40                  0    $             0               0.00%               6.3%
12/31/2015                   2.26              2,510              5,664               0.00%              -1.8%
12/31/2014                   2.30              2,671              6,136               0.00%               6.7%
12/31/2013                   2.15              2,930              6,310               0.00%              15.6%
12/31/2012                   1.86              3,146              5,860               0.00%              12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.9%
                 2014                                   0.9%
                 2013                                   1.1%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,933,178    $    1,965,180           181,667
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (16,586)
                                                       ---------------
Net assets                                             $    1,916,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,677,536         1,244,843    $         1.35
Band 100                                                      179,168           128,621              1.39
Band 75                                                            --                --              1.44
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.54
Band 0                                                         59,888            37,639              1.59
                                                       ---------------   ---------------
 Total                                                 $    1,916,592         1,411,103
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       47,591
Mortality & expense charges                                                                       (27,010)
                                                                                           ---------------
Net investment income (loss)                                                                       20,581
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,040)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (975)
                                                                                           ---------------
Net gain (loss)                                                                                   (20,015)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          566
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            20,581    $            37,262
Net realized gain (loss)                                                   (19,040)                (7,330)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (975)               (52,481)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              566                (22,549)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   544,981              2,466,380
Cost of units redeemed                                                  (1,407,018)            (9,256,353)
Account charges                                                             (2,274)                (3,557)
                                                               --------------------   --------------------
Increase (decrease)                                                       (864,311)            (6,793,530)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (863,745)            (6,816,079)
Net assets, beginning                                                    2,780,337              9,596,416
                                                               --------------------   --------------------
Net assets, ending                                             $         1,916,592    $         2,780,337
                                                               ====================   ====================

Units sold                                                               1,129,862              2,084,595
Units redeemed                                                          (1,762,756)            (7,001,073)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (632,894)            (4,916,478)
Units outstanding, beginning                                             2,043,997              6,960,475
                                                               --------------------   --------------------
Units outstanding, ending                                                1,411,103              2,043,997
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        46,256,773
Cost of units redeemed/account charges                                                        (44,849,018)
Net investment income (loss)                                                                      442,256
Net realized gain (loss)                                                                           98,583
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (32,002)
                                                                                      --------------------
Net assets                                                                            $         1,916,592
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35              1,245    $         1,678               1.25%              -0.5%
12/31/2015                   1.35              1,848              2,502               1.25%              -0.7%
12/31/2014                   1.36              6,369              8,684               1.25%               3.3%
12/31/2013                   1.32              6,453              8,516               1.25%              -3.8%
12/31/2012                   1.37              1,807              2,479               1.25%               0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                129    $           179               1.00%              -0.2%
12/31/2015                   1.40                168                234               1.00%              -0.5%
12/31/2014                   1.40                 98                137               1.00%               3.6%
12/31/2013                   1.35                  0                  0               1.00%              -3.5%
12/31/2012                   1.40                  0                  0               1.00%               1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.75%               0.0%
12/31/2015                   1.44                  0                  0               0.75%              -0.2%
12/31/2014                   1.44                  0                  0               0.75%               3.8%
12/31/2013                   1.39                  0                  0               0.75%              -3.3%
12/31/2012                   1.44                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               0.3%
12/31/2015                   1.48                  0                  0               0.50%               0.0%
12/31/2014                   1.48                  0                  0               0.50%               4.1%
12/31/2013                   1.43                  0                  0               0.50%              -3.1%
12/31/2012                   1.47                  0                  0               0.50%               1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               0.5%
12/31/2015                   1.53                  0                  0               0.25%               0.3%
12/31/2014                   1.53                  0                  0               0.25%               4.4%
12/31/2013                   1.46                  0                  0               0.25%              -2.8%
12/31/2012                   1.50                  0                  0               0.25%               1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                 38    $            60               0.00%               0.8%
12/31/2015                   1.58                 28                 45               0.00%               0.5%
12/31/2014                   1.57                494                775               0.00%               4.6%
12/31/2013                   1.50                493                739               0.00%              -2.6%
12/31/2012                   1.54                  3                  4               0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.4%
                 2014                                   1.7%
                 2013                                   2.6%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FUND A CLASS - 025085606

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   24,420,969    $   25,018,662         3,694,798
                                                                         ===============   ===============
Receivables: investments sold                                   1,652
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   24,422,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,736,975         6,878,986    $         2.14
Band 100                                                    8,336,517         3,764,703              2.21
Band 75                                                     1,333,503           582,574              2.29
Band 50                                                        15,626             6,604              2.37
Band 25                                                            --                --              2.45
Band 0                                                             --                --              2.54
                                                       ---------------   ---------------
 Total                                                 $   24,422,621        11,232,867
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      173,036
Mortality & expense charges                                                                      (296,095)
                                                                                           ---------------
Net investment income (loss)                                                                     (123,059)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,116,493)
Realized gain distributions                                                                       293,545
Net change in unrealized appreciation (depreciation)                                            2,054,151
                                                                                           ---------------
Net gain (loss)                                                                                 1,231,203
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,108,144
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (123,059)   $          (159,311)
Net realized gain (loss)                                                (1,116,493)               806,155
Realized gain distributions                                                293,545              2,214,309
Net change in unrealized appreciation (depreciation)                     2,054,151             (3,962,894)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,108,144             (1,101,741)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,090,182              7,367,956
Cost of units redeemed                                                 (16,497,114)           (10,100,421)
Account charges                                                            (10,781)               (15,396)
                                                               --------------------   --------------------
Increase (decrease)                                                    (10,417,713)            (2,747,861)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (9,309,569)            (3,849,602)
Net assets, beginning                                                   33,732,190             37,581,792
                                                               --------------------   --------------------
Net assets, ending                                             $        24,422,621    $        33,732,190
                                                               ====================   ====================

Units sold                                                               2,978,801              4,951,350
Units redeemed                                                          (7,807,883)            (6,249,260)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,829,082)            (1,297,910)
Units outstanding, beginning                                            16,061,949             17,359,859
                                                               --------------------   --------------------
Units outstanding, ending                                               11,232,867             16,061,949
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       117,493,227
Cost of units redeemed/account charges                                                       (104,222,499)
Net investment income (loss)                                                                      (90,520)
Net realized gain (loss)                                                                        1,066,526
Realized gain distributions                                                                    10,773,580
Net change in unrealized appreciation (depreciation)                                             (597,693)
                                                                                      --------------------
Net assets                                                                            $        24,422,621
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14              6,879    $        14,737               1.25%               4.8%
12/31/2015                   2.05             10,542             21,559               1.25%              -3.3%
12/31/2014                   2.12             12,095             25,589               1.25%               5.1%
12/31/2013                   2.01             14,718             29,626               1.25%              13.8%
12/31/2012                   1.77             12,896             22,817               1.25%              11.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21              3,765    $         8,337               1.00%               5.0%
12/31/2015                   2.11              3,201              6,751               1.00%              -3.1%
12/31/2014                   2.18              2,726              5,933               1.00%               5.4%
12/31/2013                   2.07                350                723               1.00%              14.0%
12/31/2012                   1.81                302                548               1.00%              11.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                583    $         1,334               0.75%               5.3%
12/31/2015                   2.17                607              1,319               0.75%              -2.9%
12/31/2014                   2.24                740              1,657               0.75%               5.6%
12/31/2013                   2.12                877              1,859               0.75%              14.3%
12/31/2012                   1.85              1,028              1,905               0.75%              11.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.37                  7    $            16               0.50%               5.5%
12/31/2015                   2.24                  7                 15               0.50%              -2.6%
12/31/2014                   2.30                 13                 31               0.50%               5.9%
12/31/2013                   2.17                 10                 22               0.50%              14.6%
12/31/2012                   1.90                 12                 22               0.50%              12.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.45                  0    $             0               0.25%               5.8%
12/31/2015                   2.31                  0                  0               0.25%              -2.4%
12/31/2014                   2.37                  0                  0               0.25%               6.2%
12/31/2013                   2.23                  0                  0               0.25%              14.9%
12/31/2012                   1.94                  0                  0               0.25%              12.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.54                  0    $             0               0.00%               6.1%
12/31/2015                   2.40              1,705              4,088               0.00%              -2.1%
12/31/2014                   2.45              1,785              4,373               0.00%               6.4%
12/31/2013                   2.30              1,909              4,394               0.00%              15.2%
12/31/2012                   2.00              1,862              3,721               0.00%              12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.6%
                 2014                                   0.6%
                 2013                                   0.9%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY GROWTH FUND A CLASS - 025083403

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,794,327    $    2,958,518           103,574
                                                                         ===============   ===============
Receivables: investments sold                                   8,409
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,802,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,905,309           834,869    $         2.28
Band 100                                                      897,427           380,422              2.36
Band 75                                                            --                --              2.44
Band 50                                                            --                --              2.52
Band 25                                                            --                --              2.61
Band 0                                                             --                --              2.69
                                                       ---------------   ---------------
 Total                                                 $    2,802,736         1,215,291
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,470
Mortality & expense charges                                                                       (36,044)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,574)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (62,843)
Realized gain distributions                                                                       139,623
Net change in unrealized appreciation (depreciation)                                               25,487
                                                                                           ---------------
Net gain (loss)                                                                                   102,267
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       76,693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,574)   $           (42,144)
Net realized gain (loss)                                                   (62,843)               115,437
Realized gain distributions                                                139,623                221,123
Net change in unrealized appreciation (depreciation)                        25,487               (155,426)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           76,693                138,990
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   382,504                777,780
Cost of units redeemed                                                  (1,034,007)            (1,791,480)
Account charges                                                               (274)                (1,968)
                                                               --------------------   --------------------
Increase (decrease)                                                       (651,777)            (1,015,668)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (575,084)              (876,678)
Net assets, beginning                                                    3,377,820              4,254,498
                                                               --------------------   --------------------
Net assets, ending                                             $         2,802,736    $         3,377,820
                                                               ====================   ====================

Units sold                                                                 174,936                352,376
Units redeemed                                                            (461,168)              (806,391)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (286,232)              (454,015)
Units outstanding, beginning                                             1,501,523              1,955,538
                                                               --------------------   --------------------
Units outstanding, ending                                                1,215,291              1,501,523
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,676,679
Cost of units redeemed/account charges                                                        (10,018,751)
Net investment income (loss)                                                                     (211,276)
Net realized gain (loss)                                                                          770,918
Realized gain distributions                                                                     1,749,357
Net change in unrealized appreciation (depreciation)                                             (164,191)
                                                                                      --------------------
Net assets                                                                            $         2,802,736
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                835    $         1,905               1.25%               2.6%
12/31/2015                   2.23              1,120              2,492               1.25%               3.0%
12/31/2014                   2.16              1,606              3,469               1.25%               9.6%
12/31/2013                   1.97              2,474              4,877               1.25%              27.5%
12/31/2012                   1.55              2,716              4,200               1.25%              12.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                380    $           897               1.00%               2.8%
12/31/2015                   2.29                348                799               1.00%               3.3%
12/31/2014                   2.22                313                694               1.00%               9.8%
12/31/2013                   2.02                 15                 30               1.00%              27.8%
12/31/2012                   1.58                 14                 23               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.75%               3.1%
12/31/2015                   2.37                  0                  0               0.75%               3.6%
12/31/2014                   2.28                  0                  0               0.75%              10.1%
12/31/2013                   2.08                  0                  0               0.75%              28.1%
12/31/2012                   1.62                  0                  0               0.75%              12.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               0.50%               3.3%
12/31/2015                   2.44                  0                  0               0.50%               3.8%
12/31/2014                   2.35                  0                  0               0.50%              10.4%
12/31/2013                   2.13                  0                  0               0.50%              28.4%
12/31/2012                   1.66                  0                  0               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.61                  0    $             0               0.25%               3.6%
12/31/2015                   2.52                  0                  0               0.25%               4.1%
12/31/2014                   2.42                  0                  0               0.25%              10.7%
12/31/2013                   2.18                  0                  0               0.25%              28.8%
12/31/2012                   1.70                  0                  0               0.25%              13.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.69                  0    $             0               0.00%               3.8%
12/31/2015                   2.59                 34                 87               0.00%               4.3%
12/31/2014                   2.49                 37                 91               0.00%              10.9%
12/31/2013                   2.24                102                228               0.00%              29.1%
12/31/2012                   1.74                193                335               0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.1%
                 2014                                   0.0%
                 2013                                   0.1%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY ULTRA FUND A CLASS - 025083858

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      757,147    $      680,863            22,564
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (92)
                                                       ---------------
Net assets                                             $      757,055
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      462,520           197,396    $         2.34
Band 100                                                      294,535           121,607              2.42
Band 75                                                            --                --              2.50
Band 50                                                            --                --              2.59
Band 25                                                            --                --              2.68
Band 0                                                             --                --              2.78
                                                       ---------------   ---------------
 Total                                                 $      757,055           319,003
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          216
Mortality & expense charges                                                                        (9,111)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,895)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           34,219
Realized gain distributions                                                                        34,905
Net change in unrealized appreciation (depreciation)                                              (43,932)
                                                                                           ---------------
Net gain (loss)                                                                                    25,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       16,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,895)   $            (9,994)
Net realized gain (loss)                                                    34,219                 63,409
Realized gain distributions                                                 34,905                 46,302
Net change in unrealized appreciation (depreciation)                       (43,932)               (64,854)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           16,297                 34,863
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    75,779                291,313
Cost of units redeemed                                                    (237,804)              (195,777)
Account charges                                                               (119)                  (134)
                                                               --------------------   --------------------
Increase (decrease)                                                       (162,144)                95,402
                                                               --------------------   --------------------
Net increase (decrease)                                                   (145,847)               130,265
Net assets, beginning                                                      902,902                772,637
                                                               --------------------   --------------------
Net assets, ending                                             $           757,055    $           902,902
                                                               ====================   ====================

Units sold                                                                  33,768                132,461
Units redeemed                                                            (106,763)               (92,518)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (72,995)                39,943
Units outstanding, beginning                                               391,998                352,055
                                                               --------------------   --------------------
Units outstanding, ending                                                  319,003                391,998
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,948,911
Cost of units redeemed/account charges                                                         (1,611,350)
Net investment income (loss)                                                                      (75,348)
Net realized gain (loss)                                                                          105,917
Realized gain distributions                                                                       312,641
Net change in unrealized appreciation (depreciation)                                               76,284
                                                                                      --------------------
Net assets                                                                            $           757,055
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                197    $           463               1.25%               2.8%
12/31/2015                   2.28                254                579               1.25%               4.6%
12/31/2014                   2.18                262                571               1.25%               8.3%
12/31/2013                   2.01                422                850               1.25%              34.9%
12/31/2012                   1.49                411                614               1.25%              12.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.42                122    $           295               1.00%               3.1%
12/31/2015                   2.35                138                324               1.00%               4.8%
12/31/2014                   2.24                 90                202               1.00%               8.5%
12/31/2013                   2.06                  0                  0               1.00%              35.2%
12/31/2012                   1.53                  0                  0               1.00%              12.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50                  0    $             0               0.75%               3.4%
12/31/2015                   2.42                  0                  0               0.75%               5.1%
12/31/2014                   2.30                  0                  0               0.75%               8.8%
12/31/2013                   2.12                  0                  0               0.75%              35.6%
12/31/2012                   1.56                  0                  0               0.75%              13.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.50%               3.6%
12/31/2015                   2.50                  0                  0               0.50%               5.4%
12/31/2014                   2.37                  0                  0               0.50%               9.1%
12/31/2013                   2.17                  0                  0               0.50%              35.9%
12/31/2012                   1.60                  0                  0               0.50%              13.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                  0    $             0               0.25%               3.9%
12/31/2015                   2.58                  0                  0               0.25%               5.6%
12/31/2014                   2.44                  0                  0               0.25%               9.3%
12/31/2013                   2.23                  0                  0               0.25%              36.2%
12/31/2012                   1.64                  0                  0               0.25%              13.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.00%               4.1%
12/31/2015                   2.67                  0                  0               0.00%               5.9%
12/31/2014                   2.52                  0                  0               0.00%               9.6%
12/31/2013                   2.30                  0                  0               0.00%              36.6%
12/31/2012                   1.68                  0                  0               0.00%              13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.1%
                 2013                                   0.1%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY HERITAGE FUND A CLASS - 025083767

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,665,154    $    9,896,182           459,996
                                                                         ===============   ===============
Receivables: investments sold                                  10,376
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    8,675,530
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,979,691         1,954,662    $         3.57
Band 100                                                      596,034           161,479              3.69
Band 75                                                            --                --              3.82
Band 50                                                       934,068           236,840              3.94
Band 25                                                            --                --              4.08
Band 0                                                        165,737            39,014              4.25
                                                       ---------------   ---------------
 Total                                                 $    8,675,530         2,391,995
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (114,329)
                                                                                           ---------------
Net investment income (loss)                                                                     (114,329)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (554,746)
Realized gain distributions                                                                       749,454
Net change in unrealized appreciation (depreciation)                                               42,186
                                                                                           ---------------
Net gain (loss)                                                                                   236,894
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      122,565
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (114,329)   $          (151,397)
Net realized gain (loss)                                                  (554,746)               881,897
Realized gain distributions                                                749,454              1,420,033
Net change in unrealized appreciation (depreciation)                        42,186             (1,974,460)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          122,565                176,073
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,630,604              3,549,671
Cost of units redeemed                                                  (4,859,315)            (6,121,565)
Account charges                                                             (1,731)                (1,718)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,230,442)            (2,573,612)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,107,877)            (2,397,539)
Net assets, beginning                                                   11,783,407             14,180,946
                                                               --------------------   --------------------
Net assets, ending                                             $         8,675,530    $        11,783,407
                                                               ====================   ====================

Units sold                                                                 475,031              1,172,891
Units redeemed                                                          (1,398,132)            (1,861,745)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (923,101)              (688,854)
Units outstanding, beginning                                             3,315,096              4,003,950
                                                               --------------------   --------------------
Units outstanding, ending                                                2,391,995              3,315,096
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        43,517,589
Cost of units redeemed/account charges                                                        (45,411,545)
Net investment income (loss)                                                                   (1,324,539)
Net realized gain (loss)                                                                        5,272,536
Realized gain distributions                                                                     7,852,517
Net change in unrealized appreciation (depreciation)                                           (1,231,028)
                                                                                      --------------------
Net assets                                                                            $         8,675,530
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.57              1,955    $         6,980               1.25%               1.7%
12/31/2015                   3.51              2,816              9,884               1.25%               0.4%
12/31/2014                   3.50              3,441             12,032               1.25%               6.5%
12/31/2013                   3.28              5,923             19,438               1.25%              29.0%
12/31/2012                   2.54              6,686             17,007               1.25%              14.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.69                161    $           596               1.00%               2.0%
12/31/2015                   3.62                204                738               1.00%               0.6%
12/31/2014                   3.60                180                648               1.00%               6.8%
12/31/2013                   3.37                  0                  0               1.00%              29.3%
12/31/2012                   2.60                  0                  0               1.00%              14.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.82                  0    $             0               0.75%               2.2%
12/31/2015                   3.73                  0                  0               0.75%               0.9%
12/31/2014                   3.70                  0                  0               0.75%               7.1%
12/31/2013                   3.45                  0                  0               0.75%              29.7%
12/31/2012                   2.66                  0                  0               0.75%              14.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.94                237    $           934               0.50%               2.5%
12/31/2015                   3.85                202                778               0.50%               1.1%
12/31/2014                   3.80                203                773               0.50%               7.3%
12/31/2013                   3.54                241                855               0.50%              30.0%
12/31/2012                   2.73                217                591               0.50%              15.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.08                  0    $             0               0.25%               2.8%
12/31/2015                   3.97                  0                  0               0.25%               1.4%
12/31/2014                   3.91                  0                  0               0.25%               7.6%
12/31/2013                   3.64                  0                  0               0.25%              30.3%
12/31/2012                   2.79                  0                  0               0.25%              15.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.25                 39    $           166               0.00%               3.0%
12/31/2015                   4.12                 93                383               0.00%               1.6%
12/31/2014                   4.06                179                727               0.00%               7.9%
12/31/2013                   3.76                418              1,572               0.00%              30.6%
12/31/2012                   2.88                751              2,162               0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY ULTRA FUND INVESTOR CLASS - 025083882

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,192,682    $    1,924,012            62,918
                                                                         ===============   ===============
Receivables: investments sold                                   1,928
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,194,610
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,194,610           517,742    $         4.24
Band 100                                                           --                --              4.38
Band 75                                                            --                --              4.53
Band 50                                                            --                --              4.68
Band 25                                                            --                --              4.84
Band 0                                                             --                --              5.63
                                                       ---------------   ---------------
 Total                                                 $    2,194,610           517,742
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,147
Mortality & expense charges                                                                       (26,809)
                                                                                           ---------------
Net investment income (loss)                                                                      (20,662)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           30,582
Realized gain distributions                                                                        95,888
Net change in unrealized appreciation (depreciation)                                              (40,281)
                                                                                           ---------------
Net gain (loss)                                                                                    86,189
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       65,527
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (20,662)   $           (23,434)
Net realized gain (loss)                                                    30,582                 93,492
Realized gain distributions                                                 95,888                108,694
Net change in unrealized appreciation (depreciation)                       (40,281)               (68,322)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           65,527                110,430
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   138,891                131,286
Cost of units redeemed                                                    (206,986)              (317,505)
Account charges                                                             (3,095)                (3,501)
                                                               --------------------   --------------------
Increase (decrease)                                                        (71,190)              (189,720)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,663)               (79,290)
Net assets, beginning                                                    2,200,273              2,279,563
                                                               --------------------   --------------------
Net assets, ending                                             $         2,194,610    $         2,200,273
                                                               ====================   ====================

Units sold                                                                  34,335                 36,606
Units redeemed                                                             (51,701)               (82,703)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (17,366)               (46,097)
Units outstanding, beginning                                               535,108                581,205
                                                               --------------------   --------------------
Units outstanding, ending                                                  517,742                535,108
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,978,623
Cost of units redeemed/account charges                                                         (3,714,960)
Net investment income (loss)                                                                     (123,610)
Net realized gain (loss)                                                                          276,701
Realized gain distributions                                                                       509,186
Net change in unrealized appreciation (depreciation)                                              268,670
                                                                                      --------------------
Net assets                                                                            $         2,194,610
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.24                518    $         2,195               1.25%               3.1%
12/31/2015                   4.11                535              2,200               1.25%               4.8%
12/31/2014                   3.92                581              2,280               1.25%               8.5%
12/31/2013                   3.61                448              1,619               1.25%              35.2%
12/31/2012                   2.67                250                667               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.38                  0    $             0               1.00%               3.3%
12/31/2015                   4.24                  0                  0               1.00%               5.1%
12/31/2014                   4.03                  0                  0               1.00%               8.8%
12/31/2013                   3.71                  0                  0               1.00%              35.6%
12/31/2012                   2.73                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.53                  0    $             0               0.75%               3.6%
12/31/2015                   4.37                  0                  0               0.75%               5.4%
12/31/2014                   4.15                  0                  0               0.75%               9.1%
12/31/2013                   3.80                  0                  0               0.75%              35.9%
12/31/2012                   2.80                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.68                  0    $             0               0.50%               3.9%
12/31/2015                   4.51                  0                  0               0.50%               5.6%
12/31/2014                   4.27                  0                  0               0.50%               9.4%
12/31/2013                   3.90                  0                  0               0.50%              36.2%
12/31/2012                   2.86                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.84                  0    $             0               0.25%               4.1%
12/31/2015                   4.65                  0                  0               0.25%               5.9%
12/31/2014                   4.39                  0                  0               0.25%               9.6%
12/31/2013                   4.00                  0                  0               0.25%              36.6%
12/31/2012                   2.93                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.63                  0    $             0               0.00%               4.4%
12/31/2015                   5.39                  0                  0               0.00%               6.2%
12/31/2014                   5.08                  0                  0               0.00%               9.9%
12/31/2013                   4.62                  0                  0               0.00%              36.9%
12/31/2012                   3.38                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.2%
                 2014                                   0.4%
                 2013                                   0.4%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY HERITAGE FUND INVESTOR CLASS - 025083791

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,653,490    $    4,151,601           181,557
                                                                         ===============   ===============
Receivables: investments sold                                  10,338
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,663,828
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,663,828         3,262,989    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $    3,663,828         3,262,989
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (50,237)
                                                                                           ---------------
Net investment income (loss)                                                                      (50,237)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (141,452)
Realized gain distributions                                                                       294,118
Net change in unrealized appreciation (depreciation)                                                3,517
                                                                                           ---------------
Net gain (loss)                                                                                   156,183
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      105,946
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (50,237)   $           (38,691)
Net realized gain (loss)                                                  (141,452)                (5,700)
Realized gain distributions                                                294,118                401,478
Net change in unrealized appreciation (depreciation)                         3,517               (413,763)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          105,946                (56,676)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,281,372              1,975,016
Cost of units redeemed                                                  (1,243,124)              (883,510)
Account charges                                                             (1,017)                  (851)
                                                               --------------------   --------------------
Increase (decrease)                                                         37,231              1,090,655
                                                               --------------------   --------------------
Net increase (decrease)                                                    143,177              1,033,979
Net assets, beginning                                                    3,520,651              2,486,672
                                                               --------------------   --------------------
Net assets, ending                                             $         3,663,828    $         3,520,651
                                                               ====================   ====================

Units sold                                                               1,181,946              1,704,391
Units redeemed                                                          (1,114,897)              (780,272)
                                                               --------------------   --------------------
Net increase (decrease)                                                     67,049                924,119
Units outstanding, beginning                                             3,195,940              2,271,821
                                                               --------------------   --------------------
Units outstanding, ending                                                3,262,989              3,195,940
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,839,792
Cost of units redeemed/account charges                                                         (2,469,296)
Net investment income (loss)                                                                     (121,918)
Net realized gain (loss)                                                                         (129,984)
Realized gain distributions                                                                     1,043,345
Net change in unrealized appreciation (depreciation)                                             (498,111)
                                                                                      --------------------
Net assets                                                                            $         3,663,828
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              3,263    $         3,664               1.25%               1.9%
12/31/2015                   1.10              3,196              3,521               1.25%               0.6%
12/31/2014                   1.09              2,272              2,487               1.25%               6.8%
12/31/2013                   1.02              2,474              2,535               1.25%               2.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               2.2%
12/31/2015                   1.11                  0                  0               1.00%               0.9%
12/31/2014                   1.10                  0                  0               1.00%               7.1%
12/31/2013                   1.02                  0                  0               1.00%               2.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               2.4%
12/31/2015                   1.11                  0                  0               0.75%               1.1%
12/31/2014                   1.10                  0                  0               0.75%               7.4%
12/31/2013                   1.03                  0                  0               0.75%               2.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               2.7%
12/31/2015                   1.12                  0                  0               0.50%               1.4%
12/31/2014                   1.10                  0                  0               0.50%               7.6%
12/31/2013                   1.03                  0                  0               0.50%               2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               3.0%
12/31/2015                   1.13                  0                  0               0.25%               1.7%
12/31/2014                   1.11                  0                  0               0.25%               7.9%
12/31/2013                   1.03                  0                  0               0.25%               2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%               3.2%
12/31/2015                   1.13                  0                  0               0.00%               1.9%
12/31/2014                   1.11                  0                  0               0.00%               8.2%
12/31/2013                   1.03                  0                  0               0.00%               2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,174,127    $    2,057,451           245,903
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,800)
                                                       ---------------
Net assets                                             $    2,171,327
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,171,327         1,215,800    $         1.79
Band 100                                                           --                --              1.81
Band 75                                                            --                --              1.83
Band 50                                                            --                --              1.85
Band 25                                                            --                --              1.87
Band 0                                                             --                --              1.89
                                                       ---------------   ---------------
 Total                                                 $    2,171,327         1,215,800
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       29,428
Mortality & expense charges                                                                       (21,495)
                                                                                           ---------------
Net investment income (loss)                                                                        7,933
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,234)
Realized gain distributions                                                                        35,875
Net change in unrealized appreciation (depreciation)                                              276,291
                                                                                           ---------------
Net gain (loss)                                                                                   300,932
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      308,865
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             7,933    $             4,248
Net realized gain (loss)                                                   (11,234)                15,901
Realized gain distributions                                                 35,875                102,250
Net change in unrealized appreciation (depreciation)                       276,291               (214,787)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          308,865                (92,388)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   576,523                212,097
Cost of units redeemed                                                    (316,168)              (337,658)
Account charges                                                               (126)                   (64)
                                                               --------------------   --------------------
Increase (decrease)                                                        260,229               (125,625)
                                                               --------------------   --------------------
Net increase (decrease)                                                    569,094               (218,013)
Net assets, beginning                                                    1,602,233              1,820,246
                                                               --------------------   --------------------
Net assets, ending                                             $         2,171,327    $         1,602,233
                                                               ====================   ====================

Units sold                                                                 351,979                137,969
Units redeemed                                                            (201,362)              (216,052)
                                                               --------------------   --------------------
Net increase (decrease)                                                    150,617                (78,083)
Units outstanding, beginning                                             1,065,183              1,143,266
                                                               --------------------   --------------------
Units outstanding, ending                                                1,215,800              1,065,183
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,679,688
Cost of units redeemed/account charges                                                           (900,318)
Net investment income (loss)                                                                       18,474
Net realized gain (loss)                                                                           19,124
Realized gain distributions                                                                       237,683
Net change in unrealized appreciation (depreciation)                                              116,676
                                                                                      --------------------
Net assets                                                                            $         2,171,327
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79              1,216    $         2,171               1.25%              18.7%
12/31/2015                   1.50              1,065              1,602               1.25%              -5.5%
12/31/2014                   1.59              1,143              1,820               1.25%              11.5%
12/31/2013                   1.43                  0                  0               1.25%              29.5%
12/31/2012                   1.10                  0                  0               1.25%              10.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               1.00%              19.0%
12/31/2015                   1.52                  0                  0               1.00%              -5.3%
12/31/2014                   1.60                  0                  0               1.00%              11.8%
12/31/2013                   1.43                  0                  0               1.00%              29.8%
12/31/2012                   1.10                  0                  0               1.00%              10.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%              19.3%
12/31/2015                   1.53                  0                  0               0.75%              -5.1%
12/31/2014                   1.61                  0                  0               0.75%              12.0%
12/31/2013                   1.44                  0                  0               0.75%              30.1%
12/31/2012                   1.11                  0                  0               0.75%              10.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.50%              19.6%
12/31/2015                   1.55                  0                  0               0.50%              -4.8%
12/31/2014                   1.62                  0                  0               0.50%              12.3%
12/31/2013                   1.45                  0                  0               0.50%              30.4%
12/31/2012                   1.11                  0                  0               0.50%              10.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.25%              19.9%
12/31/2015                   1.56                  0                  0               0.25%              -4.6%
12/31/2014                   1.63                  0                  0               0.25%              12.6%
12/31/2013                   1.45                  0                  0               0.25%              30.8%
12/31/2012                   1.11                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.00%              20.2%
12/31/2015                   1.57                  0                  0               0.00%              -4.3%
12/31/2014                   1.64                  0                  0               0.00%              12.9%
12/31/2013                   1.46                  0                  0               0.00%              31.1%
12/31/2012                   1.11                  0                  0               0.00%              11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.5%
                 2014                                   2.7%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,562,180    $    5,518,304           155,885
                                                                         ===============   ===============
Receivables: investments sold                                   1,366
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,563,546
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,563,546         2,907,536    $         1.91
Band 100                                                           --                --              1.98
Band 75                                                            --                --              2.04
Band 50                                                            --                --              2.11
Band 25                                                            --                --              2.18
Band 0                                                             --                --              2.39
                                                       ---------------   ---------------
 Total                                                 $    5,563,546         2,907,536
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       81,621
Mortality & expense charges                                                                       (35,888)
                                                                                           ---------------
Net investment income (loss)                                                                       45,733
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (37,659)
Realized gain distributions                                                                        88,074
Net change in unrealized appreciation (depreciation)                                              215,666
                                                                                           ---------------
Net gain (loss)                                                                                   266,081
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      311,814
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            45,733    $            13,674
Net realized gain (loss)                                                   (37,659)                29,414
Realized gain distributions                                                 88,074                 86,060
Net change in unrealized appreciation (depreciation)                       215,666               (234,965)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          311,814               (105,817)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,694,271              2,410,533
Cost of units redeemed                                                    (813,204)            (1,155,341)
Account charges                                                               (242)                   (91)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,880,825              1,255,101
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,192,639              1,149,284
Net assets, beginning                                                    1,370,907                221,623
                                                               --------------------   --------------------
Net assets, ending                                             $         5,563,546    $         1,370,907
                                                               ====================   ====================

Units sold                                                               2,576,451              1,324,206
Units redeemed                                                            (472,479)              (641,663)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,103,972                682,543
Units outstanding, beginning                                               803,564                121,021
                                                               --------------------   --------------------
Units outstanding, ending                                                2,907,536                803,564
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,750,890
Cost of units redeemed/account charges                                                         (2,504,244)
Net investment income (loss)                                                                       74,620
Net realized gain (loss)                                                                          (49,732)
Realized gain distributions                                                                       248,136
Net change in unrealized appreciation (depreciation)                                               43,876
                                                                                      --------------------
Net assets                                                                            $         5,563,546
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91              2,908    $         5,564               1.25%              12.2%
12/31/2015                   1.71                804              1,371               1.25%              -6.8%
12/31/2014                   1.83                121                222               1.25%              11.1%
12/31/2013                   1.65                134                221               1.25%              34.0%
12/31/2012                   1.23                124                152               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               1.00%              12.4%
12/31/2015                   1.76                  0                  0               1.00%              -6.6%
12/31/2014                   1.88                  0                  0               1.00%              11.4%
12/31/2013                   1.69                  0                  0               1.00%              34.4%
12/31/2012                   1.26                  0                  0               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.75%              12.7%
12/31/2015                   1.81                  0                  0               0.75%              -6.4%
12/31/2014                   1.94                  0                  0               0.75%              11.7%
12/31/2013                   1.73                  0                  0               0.75%              34.7%
12/31/2012                   1.29                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.50%              13.0%
12/31/2015                   1.87                  0                  0               0.50%              -6.1%
12/31/2014                   1.99                  0                  0               0.50%              12.0%
12/31/2013                   1.78                  0                  0               0.50%              35.0%
12/31/2012                   1.32                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.25%              13.3%
12/31/2015                   1.93                  0                  0               0.25%              -5.9%
12/31/2014                   2.05                  0                  0               0.25%              12.2%
12/31/2013                   1.83                  0                  0               0.25%              35.4%
12/31/2012                   1.35                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.00%              13.6%
12/31/2015                   2.11                  0                  0               0.00%              -5.7%
12/31/2014                   2.23                  0                  0               0.00%              12.5%
12/31/2013                   1.98                  0                  0               0.00%              35.7%
12/31/2012                   1.46                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   3.3%
                 2014                                   2.1%
                 2013                                   2.2%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY VALUE A CLASS - 025076803

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       52,631    $       50,645             5,964
                                                                         ===============   ===============
Receivables: investments sold                                      32
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       52,663
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       52,663            29,787    $         1.77
Band 100                                                           --                --              1.79
Band 75                                                            --                --              1.81
Band 50                                                            --                --              1.83
Band 25                                                            --                --              1.85
Band 0                                                             --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $       52,663            29,787
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          456
Mortality & expense charges                                                                          (346)
                                                                                           ---------------
Net investment income (loss)                                                                          110
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (52)
Realized gain distributions                                                                           870
Net change in unrealized appreciation (depreciation)                                                4,172
                                                                                           ---------------
Net gain (loss)                                                                                     4,990
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,100
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               110    $               (56)
Net realized gain (loss)                                                       (52)                   834
Realized gain distributions                                                    870                  1,511
Net change in unrealized appreciation (depreciation)                         4,172                 (4,277)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,100                 (1,988)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    24,403                  3,516
Cost of units redeemed                                                        (502)               (22,956)
Account charges                                                                 (2)                   (41)
                                                               --------------------   --------------------
Increase (decrease)                                                         23,899                (19,481)
                                                               --------------------   --------------------
Net increase (decrease)                                                     28,999                (21,469)
Net assets, beginning                                                       23,664                 45,133
                                                               --------------------   --------------------
Net assets, ending                                             $            52,663    $            23,664
                                                               ====================   ====================

Units sold                                                                  14,269                  2,260
Units redeemed                                                                (334)               (14,902)
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,935                (12,642)
Units outstanding, beginning                                                15,852                 28,494
                                                               --------------------   --------------------
Units outstanding, ending                                                   29,787                 15,852
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            68,432
Cost of units redeemed/account charges                                                            (23,813)
Net investment income (loss)                                                                          229
Net realized gain (loss)                                                                              815
Realized gain distributions                                                                         5,014
Net change in unrealized appreciation (depreciation)                                                1,986
                                                                                      --------------------
Net assets                                                                            $            52,663
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.77                 30    $            53               1.25%              18.4%
12/31/2015               1.49                 16                 24               1.25%              -5.8%
12/31/2014               1.58                 28                 45               1.25%              11.4%
12/31/2013               1.42                 26                 37               1.25%              29.0%
12/31/2012               1.10                  0                  0               1.25%              10.3%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.79                  0    $             0               1.00%              18.7%
12/31/2015               1.51                  0                  0               1.00%              -5.5%
12/31/2014               1.59                  0                  0               1.00%              11.6%
12/31/2013               1.43                  0                  0               1.00%              29.3%
12/31/2012               1.10                  0                  0               1.00%              10.4%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.81                  0    $             0               0.75%              19.0%
12/31/2015               1.52                  0                  0               0.75%              -5.3%
12/31/2014               1.60                  0                  0               0.75%              11.9%
12/31/2013               1.43                  0                  0               0.75%              29.6%
12/31/2012               1.11                  0                  0               0.75%              10.6%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.83                  0    $             0               0.50%              19.3%
12/31/2015               1.53                  0                  0               0.50%              -5.0%
12/31/2014               1.62                  0                  0               0.50%              12.2%
12/31/2013               1.44                  0                  0               0.50%              30.0%
12/31/2012               1.11                  0                  0               0.50%              10.8%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.85                  0    $             0               0.25%              19.6%
12/31/2015               1.55                  0                  0               0.25%              -4.8%
12/31/2014               1.63                  0                  0               0.25%              12.5%
12/31/2013               1.45                  0                  0               0.25%              30.3%
12/31/2012               1.11                  0                  0               0.25%              10.9%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.87                  0    $             0               0.00%              19.9%
12/31/2015               1.56                  0                  0               0.00%              -4.6%
12/31/2014               1.64                  0                  0               0.00%              12.8%
12/31/2013               1.45                  0                  0               0.00%              30.6%
12/31/2012               1.11                  0                  0               0.00%              11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.4%
                 2014                                   1.3%
                 2013                                   0.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INFLATION-ADJUSTED BOND A CLASS - 025081829

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,045,710    $    5,221,019           434,732
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (37,598)
                                                       ---------------
Net assets                                             $    5,008,112
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,742,080         3,526,704    $         1.34
Band 100                                                      266,032           191,698              1.39
Band 75                                                            --                --              1.43
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $    5,008,112         3,718,402
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       84,691
Mortality & expense charges                                                                       (64,085)
                                                                                           ---------------
Net investment income (loss)                                                                       20,606
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (60,161)
Realized gain distributions                                                                         6,428
Net change in unrealized appreciation (depreciation)                                              228,736
                                                                                           ---------------
Net gain (loss)                                                                                   175,003
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      195,609
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            20,606    $           (27,573)
Net realized gain (loss)                                                   (60,161)              (342,470)
Realized gain distributions                                                  6,428                     --
Net change in unrealized appreciation (depreciation)                       228,736                167,013
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          195,609               (203,030)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,404,935              1,625,438
Cost of units redeemed                                                  (2,488,331)            (3,374,372)
Account charges                                                             (2,543)                (2,552)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,085,939)            (1,751,486)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (890,330)            (1,954,516)
Net assets, beginning                                                    5,898,442              7,852,958
                                                               --------------------   --------------------
Net assets, ending                                             $         5,008,112    $         5,898,442
                                                               ====================   ====================

Units sold                                                               1,045,689              1,420,280
Units redeemed                                                          (1,776,360)            (2,709,238)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (730,671)            (1,288,958)
Units outstanding, beginning                                             4,449,073              5,738,031
                                                               --------------------   --------------------
Units outstanding, ending                                                3,718,402              4,449,073
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        46,328,674
Cost of units redeemed/account charges                                                        (42,891,424)
Net investment income (loss)                                                                      856,419
Net realized gain (loss)                                                                          211,856
Realized gain distributions                                                                       677,896
Net change in unrealized appreciation (depreciation)                                             (175,309)
                                                                                      --------------------
Net assets                                                                            $         5,008,112
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.34              3,527    $         4,742               1.25%               3.1%
12/31/2015               1.30              3,764              4,909               1.25%              -3.5%
12/31/2014               1.35              5,057              6,837               1.25%               1.1%
12/31/2013               1.34              7,830             10,471               1.25%             -10.4%
12/31/2012               1.49             11,157             16,661               1.25%               5.1%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.39                192    $           266               1.00%               3.3%
12/31/2015               1.34                269                362               1.00%              -3.3%
12/31/2014               1.39                230                320               1.00%               1.3%
12/31/2013               1.37                 38                 52               1.00%             -10.2%
12/31/2012               1.53                 89                136               1.00%               5.4%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.43                  0    $             0               0.75%               3.6%
12/31/2015               1.38                  0                  0               0.75%              -3.0%
12/31/2014               1.43                  0                  0               0.75%               1.6%
12/31/2013               1.40                  0                  0               0.75%             -10.0%
12/31/2012               1.56                  0                  0               0.75%               5.6%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.48                  0    $             0               0.50%               3.9%
12/31/2015               1.42                  0                  0               0.50%              -2.8%
12/31/2014               1.46                  0                  0               0.50%               1.9%
12/31/2013               1.44                  0                  0               0.50%              -9.8%
12/31/2012               1.59                  0                  0               0.50%               5.9%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.53                  0    $             0               0.25%               4.1%
12/31/2015               1.47                  0                  0               0.25%              -2.6%
12/31/2014               1.50                  0                  0               0.25%               2.1%
12/31/2013               1.47                  0                  0               0.25%              -9.5%
12/31/2012               1.63                  0                  0               0.25%               6.2%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          1.57                  0    $             0               0.00%               4.4%
12/31/2015               1.51                416                627               0.00%              -2.3%
12/31/2014               1.54                451                697               0.00%               2.4%
12/31/2013               1.51                938              1,415               0.00%              -9.3%
12/31/2012               1.66              1,628              2,708               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   0.6%
                 2014                                   1.2%
                 2013                                   1.0%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   12,090,772    $   11,990,980           864,947
                                                                         ===============   ===============
Receivables: investments sold                                   1,191
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   12,091,963
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   12,091,963         3,111,804    $         3.89
Band 100                                                           --                --              4.02
Band 75                                                            --                --              4.15
Band 50                                                            --                --              4.29
Band 25                                                            --                --              4.44
Band 0                                                             --                --              4.59
                                                       ---------------   ---------------
 Total                                                 $   12,091,963         3,111,804
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (171,978)
                                                                                           ---------------
Net investment income (loss)                                                                     (171,978)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (73,251)
Realized gain distributions                                                                     1,427,581
Net change in unrealized appreciation (depreciation)                                             (911,953)
                                                                                           ---------------
Net gain (loss)                                                                                   442,377
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      270,399
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (171,978)   $          (206,004)
Net realized gain (loss)                                                   (73,251)               552,706
Realized gain distributions                                              1,427,581              1,060,321
Net change in unrealized appreciation (depreciation)                      (911,953)            (1,302,420)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          270,399                104,603
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,316,988              2,995,789
Cost of units redeemed                                                  (5,573,744)            (3,920,755)
Account charges                                                             (4,423)                (5,103)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,261,179)              (930,069)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,990,780)              (825,466)
Net assets, beginning                                                   15,082,743             15,908,209
                                                               --------------------   --------------------
Net assets, ending                                             $        12,091,963    $        15,082,743
                                                               ====================   ====================

Units sold                                                                 653,659                776,429
Units redeemed                                                          (1,499,019)            (1,020,760)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (845,360)              (244,331)
Units outstanding, beginning                                             3,957,164              4,201,495
                                                               --------------------   --------------------
Units outstanding, ending                                                3,111,804              3,957,164
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        67,085,055
Cost of units redeemed/account charges                                                        (65,964,493)
Net investment income (loss)                                                                   (1,974,108)
Net realized gain (loss)                                                                        1,804,544
Realized gain distributions                                                                    11,041,173
Net change in unrealized appreciation (depreciation)                                               99,792
                                                                                      --------------------
Net assets                                                                            $        12,091,963
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          3.89              3,112    $        12,092               1.25%               2.0%
12/31/2015               3.81              3,957             15,083               1.25%               0.7%
12/31/2014               3.79              4,201             15,908               1.25%               6.8%
12/31/2013               3.55              4,640             16,449               1.25%              29.3%
12/31/2012               2.74              5,034             13,804               1.25%              14.6%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          4.02                  0    $             0               1.00%               2.2%
12/31/2015               3.93                  0                  0               1.00%               0.9%
12/31/2014               3.89                  0                  0               1.00%               7.1%
12/31/2013               3.64                  0                  0               1.00%              29.6%
12/31/2012               2.81                  0                  0               1.00%              14.8%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          4.15                  0    $             0               0.75%               2.5%
12/31/2015               4.05                  0                  0               0.75%               1.2%
12/31/2014               4.01                  0                  0               0.75%               7.3%
12/31/2013               3.73                  0                  0               0.75%              29.9%
12/31/2012               2.87                  0                  0               0.75%              15.1%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          4.29                  0    $             0               0.50%               2.7%
12/31/2015               4.18                  0                  0               0.50%               1.4%
12/31/2014               4.12                  0                  0               0.50%               7.6%
12/31/2013               3.83                  0                  0               0.50%              30.3%
12/31/2012               2.94                  0                  0               0.50%              15.4%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          4.44                  0    $             0               0.25%               3.0%
12/31/2015               4.31                  0                  0               0.25%               1.7%
12/31/2014               4.24                  0                  0               0.25%               7.9%
12/31/2013               3.93                  0                  0               0.25%              30.6%
12/31/2012               3.01                  0                  0               0.25%              15.7%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          4.59                  0    $             0               0.00%               3.2%
12/31/2015               4.44                  0                  0               0.00%               1.9%
12/31/2014               4.36                  0                  0               0.00%               8.1%
12/31/2013               4.03                  0                  0               0.00%              30.9%
12/31/2012               3.08                  0                  0               0.00%              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          404    $          445                33
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          404
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          404               458    $         0.88
Band 100                                                           --                --              0.90
Band 75                                                            --                --              0.92
Band 50                                                            --                --              0.94
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $          404               458
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (4)
                                                                                           ---------------
Net investment income (loss)                                                                           (4)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (5)
                                                                                           ---------------
Net gain (loss)                                                                                        (5)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (9)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (4)   $                (3)
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                      6
Net change in unrealized appreciation (depreciation)                            (5)                   (22)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               (9)                   (19)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        98                    143
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             98                    143
                                                               --------------------   --------------------
Net increase (decrease)                                                         89                    124
Net assets, beginning                                                          315                    191
                                                               --------------------   --------------------
Net assets, ending                                             $               404    $               315
                                                               ====================   ====================

Units sold                                                                     104                    157
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        104                    157
Units outstanding, beginning                                                   354                    197
                                                               --------------------   --------------------
Units outstanding, ending                                                      458                    354
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           159,857
Cost of units redeemed/account charges                                                           (155,654)
Net investment income (loss)                                                                       (1,844)
Net realized gain (loss)                                                                           (1,921)
Realized gain distributions                                                                             7
Net change in unrealized appreciation (depreciation)                                                  (41)
                                                                                      --------------------
Net assets                                                                            $               404
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.88                  0    $             0               1.25%              -1.0%
12/31/2015               0.89                  0                  0               1.25%              -8.1%
12/31/2014               0.97                  0                  0               1.25%              -4.1%
12/31/2013               1.01                137                139               1.25%              -6.4%
12/31/2012               1.08                 94                101               1.25%               2.8%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.90                  0    $             0               1.00%              -0.7%
12/31/2015               0.91                  0                  0               1.00%              -7.8%
12/31/2014               0.98                  0                  0               1.00%              -3.9%
12/31/2013               1.02                  0                  0               1.00%              -6.1%
12/31/2012               1.09                  0                  0               1.00%               3.1%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.92                  0    $             0               0.75%              -0.5%
12/31/2015               0.92                  0                  0               0.75%              -7.6%
12/31/2014               1.00                  0                  0               0.75%              -3.7%
12/31/2013               1.04                  0                  0               0.75%              -5.9%
12/31/2012               1.10                  0                  0               0.75%               3.3%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.94                  0    $             0               0.50%              -0.2%
12/31/2015               0.94                  0                  0               0.50%              -7.4%
12/31/2014               1.01                  0                  0               0.50%              -3.4%
12/31/2013               1.05                  0                  0               0.50%              -5.7%
12/31/2012               1.11                  0                  0               0.50%               3.6%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.96                  0    $             0               0.25%               0.0%
12/31/2015               0.96                  0                  0               0.25%              -7.2%
12/31/2014               1.03                  0                  0               0.25%              -3.2%
12/31/2013               1.06                  0                  0               0.25%              -5.4%
12/31/2012               1.12                  0                  0               0.25%               3.8%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.98                  0    $             0               0.00%               0.3%
12/31/2015               0.97                  0                  0               0.00%              -6.9%
12/31/2014               1.05                  0                  0               0.00%              -2.9%
12/31/2013               1.08                  0                  0               0.00%              -5.2%
12/31/2012               1.14                  0                  0               0.00%               4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.3%
                 2012                                   3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          733    $          843                61
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          733               847    $         0.87
Band 100                                                           --                --              0.88
Band 75                                                            --                --              0.90
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.94
Band 0                                                             --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $          733               847
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (8)
                                                                                           ---------------
Net investment income (loss)                                                                           (8)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (15)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                    8
                                                                                           ---------------
Net gain (loss)                                                                                        (7)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (15)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (8)   $                (7)
Net realized gain (loss)                                                       (15)                    (8)
Realized gain distributions                                                     --                     14
Net change in unrealized appreciation (depreciation)                             8                    (58)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              (15)                   (59)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       106                    210
Cost of units redeemed                                                         (67)                   (75)
Account charges                                                                 (4)                    (3)
                                                               --------------------   --------------------
Increase (decrease)                                                             35                    132
                                                               --------------------   --------------------
Net increase (decrease)                                                         20                     73
Net assets, beginning                                                          713                    640
                                                               --------------------   --------------------
Net assets, ending                                             $               733    $               713
                                                               ====================   ====================

Units sold                                                                     114                    229
Units redeemed                                                                 (81)                   (84)
                                                               --------------------   --------------------
Net increase (decrease)                                                         33                    145
Units outstanding, beginning                                                   814                    669
                                                               --------------------   --------------------
Units outstanding, ending                                                      847                    814
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,870
Cost of units redeemed/account charges                                                             (1,017)
Net investment income (loss)                                                                            4
Net realized gain (loss)                                                                              (37)
Realized gain distributions                                                                            23
Net change in unrealized appreciation (depreciation)                                                 (110)
                                                                                      --------------------
Net assets                                                                            $               733
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.87                  1    $             1               1.25%              -1.2%
12/31/2015               0.88                  1                  1               1.25%              -8.4%
12/31/2014               0.96                  1                  1               1.25%              -4.3%
12/31/2013               1.00                  1                  1               1.25%              -6.6%
12/31/2012               1.07                  0                  0               1.25%               2.6%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.88                  0    $             0               1.00%              -1.0%
12/31/2015               0.89                  0                  0               1.00%              -8.1%
12/31/2014               0.97                  0                  0               1.00%              -4.1%
12/31/2013               1.01                  0                  0               1.00%              -6.4%
12/31/2012               1.08                  0                  0               1.00%               2.8%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.90                  0    $             0               0.75%              -0.7%
12/31/2015               0.91                  0                  0               0.75%              -7.9%
12/31/2014               0.99                  0                  0               0.75%              -3.8%
12/31/2013               1.02                  0                  0               0.75%              -6.1%
12/31/2012               1.09                  0                  0               0.75%               3.1%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.92                  0    $             0               0.50%              -0.5%
12/31/2015               0.92                  0                  0               0.50%              -7.7%
12/31/2014               1.00                  0                  0               0.50%              -3.6%
12/31/2013               1.04                  0                  0               0.50%              -5.9%
12/31/2012               1.10                  0                  0               0.50%               3.3%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.94                  0    $             0               0.25%              -0.2%
12/31/2015               0.94                  0                  0               0.25%              -7.4%
12/31/2014               1.02                  0                  0               0.25%              -3.4%
12/31/2013               1.05                  0                  0               0.25%              -5.7%
12/31/2012               1.11                  0                  0               0.25%               3.6%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.96                  0    $             0               0.00%               0.0%
12/31/2015               0.96                  0                  0               0.00%              -7.2%
12/31/2014               1.03                  0                  0               0.00%              -3.1%
12/31/2013               1.06                  0                  0               0.00%              -5.4%
12/31/2012               1.13                  0                  0               0.00%               3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   1.4%
                 2013                                   0.0%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.78
Band 100                                                           --                --              0.80
Band 75                                                            --                --              0.82
Band 50                                                            --                --              0.84
Band 25                                                            --                --              0.85
Band 0                                                             --                --              0.87
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             3,496
Cost of units redeemed/account charges                                                             (3,478)
Net investment income (loss)                                                                          (52)
Net realized gain (loss)                                                                               34
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.78                  0    $             0               1.25%              -6.6%
12/31/2015               0.83                  0                  0               1.25%               5.3%
12/31/2014               0.79                  0                  0               1.25%              -7.3%
12/31/2013               0.86                  0                  0               1.25%              27.7%
12/31/2012               0.67                  0                  0               1.25%              13.9%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.80                  0    $             0               1.00%              -6.4%
12/31/2015               0.85                  0                  0               1.00%               5.5%
12/31/2014               0.81                  0                  0               1.00%              -7.1%
12/31/2013               0.87                  0                  0               1.00%              28.0%
12/31/2012               0.68                  0                  0               1.00%              14.1%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.82                  0    $             0               0.75%              -6.1%
12/31/2015               0.87                  0                  0               0.75%               5.8%
12/31/2014               0.82                  0                  0               0.75%              -6.9%
12/31/2013               0.88                  0                  0               0.75%              28.4%
12/31/2012               0.69                  0                  0               0.75%              14.4%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.84                  0    $             0               0.50%              -5.9%
12/31/2015               0.89                  0                  0               0.50%               6.1%
12/31/2014               0.84                  0                  0               0.50%              -6.6%
12/31/2013               0.90                  0                  0               0.50%              28.7%
12/31/2012               0.70                  0                  0               0.50%              14.7%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.85                  0    $             0               0.25%              -5.7%
12/31/2015               0.91                  0                  0               0.25%               6.3%
12/31/2014               0.85                  0                  0               0.25%              -6.4%
12/31/2013               0.91                  0                  0               0.25%              29.0%
12/31/2012               0.71                  0                  0               0.25%              15.0%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.87                  0    $             0               0.00%              -5.4%
12/31/2015               0.92                  0                  0               0.00%               6.6%
12/31/2014               0.87                  0                  0               0.00%              -6.2%
12/31/2013               0.92                  0                  0               0.00%              29.3%
12/31/2012               0.71                  0                  0               0.00%              15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       18,974    $       17,440             1,718
                                                                         ===============   ===============
Receivables: investments sold                                   1,338
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       20,312
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       20,312            26,625    $         0.76
Band 100                                                           --                --              0.78
Band 75                                                            --                --              0.80
Band 50                                                            --                --              0.82
Band 25                                                            --                --              0.84
Band 0                                                             --                --              0.86
                                                       ---------------   ---------------
 Total                                                 $       20,312            26,625
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           66
Mortality & expense charges                                                                          (260)
                                                                                           ---------------
Net investment income (loss)                                                                         (194)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              984
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,103)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,119)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,313)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (194)   $              (277)
Net realized gain (loss)                                                       984                    556
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (2,103)                   808
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,313)                 1,087
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,660                  2,493
Cost of units redeemed                                                      (6,209)                (1,832)
Account charges                                                                 (3)                    (7)
                                                               --------------------   --------------------
Increase (decrease)                                                           (552)                   654
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,865)                 1,741
Net assets, beginning                                                       22,177                 20,436
                                                               --------------------   --------------------
Net assets, ending                                             $            20,312    $            22,177
                                                               ====================   ====================

Units sold                                                                   7,257                  3,020
Units redeemed                                                              (7,714)                (2,148)
                                                               --------------------   --------------------
Net increase (decrease)                                                       (457)                   872
Units outstanding, beginning                                                27,082                 26,210
                                                               --------------------   --------------------
Units outstanding, ending                                                   26,625                 27,082
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           266,422
Cost of units redeemed/account charges                                                           (273,546)
Net investment income (loss)                                                                       (6,319)
Net realized gain (loss)                                                                           32,221
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                1,534
                                                                                      --------------------
Net assets                                                                            $            20,312
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.76                 27    $            20               1.25%              -6.8%
12/31/2015               0.82                 27                 22               1.25%               5.0%
12/31/2014               0.78                 26                 20               1.25%              -7.6%
12/31/2013               0.84                 94                 79               1.25%              27.6%
12/31/2012               0.66                152                101               1.25%              13.4%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.78                  0    $             0               1.00%              -6.6%
12/31/2015               0.84                  0                  0               1.00%               5.3%
12/31/2014               0.79                  0                  0               1.00%              -7.4%
12/31/2013               0.86                  0                  0               1.00%              27.9%
12/31/2012               0.67                  0                  0               1.00%              13.7%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.80                  0    $             0               0.75%              -6.4%
12/31/2015               0.85                  0                  0               0.75%               5.6%
12/31/2014               0.81                  0                  0               0.75%              -7.2%
12/31/2013               0.87                  0                  0               0.75%              28.2%
12/31/2012               0.68                  0                  0               0.75%              14.0%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.82                  0    $             0               0.50%              -6.1%
12/31/2015               0.87                  0                  0               0.50%               5.8%
12/31/2014               0.82                  0                  0               0.50%              -6.9%
12/31/2013               0.88                  0                  0               0.50%              28.5%
12/31/2012               0.69                  0                  0               0.50%              14.3%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.84                  0    $             0               0.25%              -5.9%
12/31/2015               0.89                  0                  0               0.25%               6.1%
12/31/2014               0.84                  0                  0               0.25%              -6.7%
12/31/2013               0.90                  0                  0               0.25%              28.9%
12/31/2012               0.70                  0                  0               0.25%              14.5%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          0.86                  0    $             0               0.00%              -5.7%
12/31/2015               0.91                  0                  0               0.00%               6.3%
12/31/2014               0.85                  0                  0               0.00%              -6.5%
12/31/2013               0.91                  0                  0               0.00%              29.2%
12/31/2012               0.71                  0                  0               0.00%              14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.0%
                 2014                                   0.2%
                 2013                                   1.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,682,857    $    3,980,588           350,869
                                                                         ===============   ===============
Receivables: investments sold                                  60,920
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,743,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,743,777         1,405,319    $         2.66
Band 100                                                           --                --              2.75
Band 75                                                            --                --              2.85
Band 50                                                            --                --              2.94
Band 25                                                            --                --              3.04
Band 0                                                             --                --              3.54
                                                       ---------------   ---------------
 Total                                                 $    3,743,777         1,405,319
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,751
Mortality & expense charges                                                                       (42,742)
                                                                                           ---------------
Net investment income (loss)                                                                      (24,991)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (43,245)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (175,763)
                                                                                           ---------------
Net gain (loss)                                                                                  (219,008)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (243,999)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (24,991)   $           (25,801)
Net realized gain (loss)                                                   (43,245)               113,079
Realized gain distributions                                                     --                167,952
Net change in unrealized appreciation (depreciation)                      (175,763)              (256,900)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (243,999)                (1,670)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,287,037              1,143,969
Cost of units redeemed                                                    (359,018)            (1,421,258)
Account charges                                                             (2,918)                (1,353)
                                                               --------------------   --------------------
Increase (decrease)                                                        925,101               (278,642)
                                                               --------------------   --------------------
Net increase (decrease)                                                    681,102               (280,312)
Net assets, beginning                                                    3,062,675              3,342,987
                                                               -------------------------------------------
Net assets, ending                                             $         3,743,777    $         3,062,675
                                                               ====================   ====================

Units sold                                                               1,064,746                425,101
Units redeemed                                                            (729,212)              (515,218)
                                                               --------------------   --------------------
Net increase (decrease)                                                    335,534                (90,117)
Units outstanding, beginning                                             1,069,785              1,159,902
                                                               -------------------------------------------
Units outstanding, ending                                                1,405,319              1,069,785
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,208,412
Cost of units redeemed/account charges                                                         (7,113,948)
Net investment income (loss)                                                                      (54,409)
Net realized gain (loss)                                                                          493,638
Realized gain distributions                                                                       507,815
Net change in unrealized appreciation (depreciation)                                             (297,731)
                                                                                      --------------------
Net assets                                                                            $         3,743,777
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.66              1,405    $         3,744               1.25%              -6.9%
12/31/2015               2.86              1,070              3,063               1.25%              -0.7%
12/31/2014               2.88              1,160              3,343               1.25%              -6.5%
12/31/2013               3.08                831              2,562               1.25%              21.4%
12/31/2012               2.54                849              2,156               1.25%              20.4%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.75                  0    $             0               1.00%              -6.7%
12/31/2015               2.95                  0                  0               1.00%              -0.4%
12/31/2014               2.96                  0                  0               1.00%              -6.3%
12/31/2013               3.16                  0                  0               1.00%              21.7%
12/31/2012               2.60                  0                  0               1.00%              20.7%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.85                  0    $             0               0.75%              -6.5%
12/31/2015               3.04                  0                  0               0.75%              -0.2%
12/31/2014               3.05                  0                  0               0.75%              -6.0%
12/31/2013               3.25                  0                  0               0.75%              22.0%
12/31/2012               2.66                  0                  0               0.75%              21.0%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.94                  0    $             0               0.50%              -6.2%
12/31/2015               3.14                  0                  0               0.50%               0.1%
12/31/2014               3.14                  0                  0               0.50%              -5.8%
12/31/2013               3.33                  0                  0               0.50%              22.3%
12/31/2012               2.72                  0                  0               0.50%              21.3%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          3.04                  0    $             0               0.25%              -6.0%
12/31/2015               3.24                  0                  0               0.25%               0.3%
12/31/2014               3.23                  0                  0               0.25%              -5.6%
12/31/2013               3.42                  0                  0               0.25%              22.6%
12/31/2012               2.79                  0                  0               0.25%              21.6%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          3.54                  0    $             0               0.00%              -5.8%
12/31/2015               3.76                  0                  0               0.00%               0.6%
12/31/2014               3.74                  0                  0               0.00%              -5.3%
12/31/2013               3.95                  0                  0               0.00%              22.9%
12/31/2012               3.21                  0                  0               0.00%              21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.5%
                 2014                                   1.0%
                 2013                                   1.5%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      809,066    $      912,560            75,623
                                                                         ===============   ===============
Receivables: investments sold                                   4,648
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      813,714
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      657,921           319,908    $         2.06
Band 100                                                      155,793            73,285              2.13
Band 75                                                            --                --              2.20
Band 50                                                            --                --              2.27
Band 25                                                            --                --              2.35
Band 0                                                             --                --              2.44
                                                       ---------------   ---------------
 Total                                                 $      813,714           393,193
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,897
Mortality & expense charges                                                                       (10,210)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,313)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (24,321)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (22,022)
                                                                                           ---------------
Net gain (loss)                                                                                   (46,343)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (54,656)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,313)   $            (6,176)
Net realized gain (loss)                                                   (24,321)                22,991
Realized gain distributions                                                     --                 38,193
Net change in unrealized appreciation (depreciation)                       (22,022)               (66,690)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (54,656)               (11,682)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   305,244                435,494
Cost of units redeemed                                                    (158,881)              (255,354)
Account charges                                                               (127)                  (141)
                                                               --------------------   --------------------
Increase (decrease)                                                        146,236                179,999
                                                               --------------------   --------------------
Net increase (decrease)                                                     91,580                168,317
Net assets, beginning                                                      722,134                553,817
                                                               --------------------   --------------------
Net assets, ending                                             $           813,714    $           722,134
                                                               ====================   ====================

Units sold                                                                 146,197                198,038
Units redeemed                                                             (76,655)              (119,675)
                                                               --------------------   --------------------
Net increase (decrease)                                                     69,542                 78,363
Units outstanding, beginning                                               323,651                245,288
                                                               --------------------   --------------------
Units outstanding, ending                                                  393,193                323,651
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,230,400
Cost of units redeemed/account charges                                                         (1,475,987)
Net investment income (loss)                                                                      (21,755)
Net realized gain (loss)                                                                           83,319
Realized gain distributions                                                                       101,231
Net change in unrealized appreciation (depreciation)                                             (103,494)
                                                                                      --------------------
Net assets                                                                            $           813,714
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.06                320    $           658               1.25%              -7.2%
12/31/2015               2.22                254                564               1.25%              -0.9%
12/31/2014               2.24                161                360               1.25%              -6.7%
12/31/2013               2.40                261                626               1.25%              21.0%
12/31/2012               1.98                231                457               1.25%              20.1%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.13                 73    $           156               1.00%              -7.0%
12/31/2015               2.29                 69                158               1.00%              -0.6%
12/31/2014               2.30                 84                194               1.00%              -6.5%
12/31/2013               2.46                  0                  0               1.00%              21.3%
12/31/2012               2.03                  0                  0               1.00%              20.4%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.20                  0    $             0               0.75%              -6.7%
12/31/2015               2.36                  0                  0               0.75%              -0.4%
12/31/2014               2.37                  0                  0               0.75%              -6.2%
12/31/2013               2.52                  0                  0               0.75%              21.6%
12/31/2012               2.07                  0                  0               0.75%              20.7%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.27                  0    $             0               0.50%              -6.5%
12/31/2015               2.43                  0                  0               0.50%              -0.1%
12/31/2014               2.43                  0                  0               0.50%              -6.0%
12/31/2013               2.59                  0                  0               0.50%              21.9%
12/31/2012               2.12                  0                  0               0.50%              21.0%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.35                  0    $             0               0.25%              -6.3%
12/31/2015               2.51                  0                  0               0.25%               0.1%
12/31/2014               2.50                  0                  0               0.25%              -5.8%
12/31/2013               2.66                  0                  0               0.25%              22.3%
12/31/2012               2.17                  0                  0               0.25%              21.3%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.44                  0    $             0               0.00%              -6.0%
12/31/2015               2.60                  0                  0               0.00%               0.4%
12/31/2014               2.59                  0                  0               0.00%              -5.5%
12/31/2013               2.74                  0                  0               0.00%              22.6%
12/31/2012               2.24                  0                  0               0.00%              21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.4%
                 2014                                   0.7%
                 2013                                   1.1%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,779,708    $    1,319,085           182,886
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,876)
                                                       ---------------
Net assets                                             $    1,775,832
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,166,406           479,213    $         2.43
Band 100                                                      110,475            43,909              2.52
Band 75                                                            --                --              2.60
Band 50                                                            --                --              2.69
Band 25                                                            --                --              2.78
Band 0                                                        498,951           171,170              2.91
                                                       ---------------   ---------------
 Total                                                 $    1,775,832           694,292
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,913
Mortality & expense charges                                                                       (15,231)
                                                                                           ---------------
Net investment income (loss)                                                                       12,682
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           73,460
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              145,209
                                                                                           ---------------
Net gain (loss)                                                                                   218,669
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      231,351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,682    $             2,219
Net realized gain (loss)                                                    73,460                 65,296
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       145,209               (161,193)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          231,351                (93,678)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   152,555                606,291
Cost of units redeemed                                                    (335,649)              (389,358)
Account charges                                                               (435)                  (337)
                                                               --------------------   --------------------
Increase (decrease)                                                       (183,529)               216,596
                                                               --------------------   --------------------
Net increase (decrease)                                                     47,822                122,918
Net assets, beginning                                                    1,728,010              1,605,092
                                                               --------------------   --------------------
Net assets, ending                                             $         1,775,832    $         1,728,010
                                                               ====================   ====================

Units sold                                                                  74,333                293,072
Units redeemed                                                            (154,666)              (199,656)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (80,333)                93,416
Units outstanding, beginning                                               774,625                681,209
                                                               --------------------   --------------------
Units outstanding, ending                                                  694,292                774,625
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,488,295
Cost of units redeemed/account charges                                                         (6,210,383)
Net investment income (loss)                                                                      129,205
Net realized gain (loss)                                                                         (232,284)
Realized gain distributions                                                                       140,376
Net change in unrealized appreciation (depreciation)                                              460,623
                                                                                      --------------------
Net assets                                                                            $         1,775,832
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                       BAND 125
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.43                479    $         1,166               1.25%              13.7%
12/31/2015               2.14                534              1,143               1.25%              -5.3%
12/31/2014               2.26                451              1,019               1.25%              11.2%
12/31/2013               2.03                545              1,108               1.25%              29.3%
12/31/2012               1.57                514                807               1.25%              14.9%

                                                       BAND 100
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.52                 44    $           110               1.00%              14.0%
12/31/2015               2.21                 74                163               1.00%              -5.1%
12/31/2014               2.32                 69                159               1.00%              11.5%
12/31/2013               2.08                  0                  0               1.00%              29.6%
12/31/2012               1.61                  0                  0               1.00%              15.2%

                                                        BAND 75
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.60                  0    $             0               0.75%              14.3%
12/31/2015               2.28                  0                  0               0.75%              -4.8%
12/31/2014               2.39                  0                  0               0.75%              11.8%
12/31/2013               2.14                  0                  0               0.75%              30.0%
12/31/2012               1.65                  0                  0               0.75%              15.5%

                                                        BAND 50
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.69                  0    $             0               0.50%              14.6%
12/31/2015               2.35                  0                  0               0.50%              -4.6%
12/31/2014               2.46                  0                  0               0.50%              12.0%
12/31/2013               2.19                  0                  0               0.50%              30.3%
12/31/2012               1.68                  0                  0               0.50%              15.8%

                                                        BAND 25
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.78                  0    $             0               0.25%              14.9%
12/31/2015               2.42                  0                  0               0.25%              -4.3%
12/31/2014               2.53                  0                  0               0.25%              12.3%
12/31/2013               2.25                  0                  0               0.25%              30.6%
12/31/2012               1.72                  0                  0               0.25%              16.0%

                                                        BAND 0
              --------------------------------------------------------------------------------------------
                                                                          EXPENSE AS
                                      UNITS                                 A % OF
                ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                   VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
              ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016    $          2.91                171    $           499               0.00%              15.2%
12/31/2015               2.53                167                423               0.00%              -4.1%
12/31/2014               2.64                162                427               0.00%              12.6%
12/31/2013               2.34                155                363               0.00%              31.0%
12/31/2012               1.79                 67                121               0.00%              16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.1%
                 2014                                   1.2%
                 2013                                   1.4%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY MID CAP VALUE FUND A CLASS - 025076639

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,389,049    $    7,756,782           486,447
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (27,025)
                                                       ---------------
Net assets                                             $    8,362,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,553,902         2,518,588    $         3.00
Band 100                                                           --                --              3.06
Band 75                                                            --                --              3.12
Band 50                                                            --                --              3.19
Band 25                                                            --                --              3.25
Band 0                                                        808,122           243,698              3.32
                                                       ---------------   ---------------
 Total                                                 $    8,362,024         2,762,286
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       83,499
Mortality & expense charges                                                                       (78,110)
                                                                                           ---------------
Net investment income (loss)                                                                        5,389
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,842)
Realized gain distributions                                                                       219,682
Net change in unrealized appreciation (depreciation)                                            1,096,877
                                                                                           ---------------
Net gain (loss)                                                                                 1,303,717
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,309,106
                                                                                           ===============


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,389    $           (22,741)
Net realized gain (loss)                                                   (12,842)               263,649
Realized gain distributions                                                219,682                568,788
Net change in unrealized appreciation (depreciation)                     1,096,877             (1,055,810)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,309,106               (246,114)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,774,936              2,496,094
Cost of units redeemed                                                  (2,942,797)            (2,950,316)
Account charges                                                             (5,735)                (4,140)
                                                               --------------------   --------------------
Increase (decrease)                                                        826,404               (458,362)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,135,510               (704,476)
Net assets, beginning                                                    6,226,514              6,930,990
                                                               --------------------   --------------------
Net assets, ending                                             $         8,362,024    $         6,226,514
                                                               ====================   ====================

Units sold                                                               1,384,778                987,859
Units redeemed                                                          (1,114,958)            (1,199,076)
                                                               --------------------   --------------------
Net increase (decrease)                                                    269,820               (211,217)
Units outstanding, beginning                                             2,492,466              2,703,683
                                                               --------------------   --------------------
Units outstanding, ending                                                2,762,286              2,492,466
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        15,952,190
Cost of units redeemed/account charges                                                        (10,644,287)
Net investment income (loss)                                                                      (19,337)
Net realized gain (loss)                                                                          617,437
Realized gain distributions                                                                     1,823,754
Net change in unrealized appreciation (depreciation)                                              632,267
                                                                                      --------------------
Net assets                                                                            $         8,362,024
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.00              2,519    $         7,554               1.25%              21.0%
12/31/2015                   2.48              2,285              5,664               1.25%              -3.0%
12/31/2014                   2.56              2,611              6,676               1.25%              14.6%
12/31/2013                   2.23              2,447              5,459               1.25%              28.1%
12/31/2012                   1.74              1,179              2,054               1.25%              14.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.06                  0    $             0               1.00%              21.3%
12/31/2015                   2.52                  0                  0               1.00%              -2.8%
12/31/2014                   2.60                  0                  0               1.00%              14.9%
12/31/2013                   2.26                  0                  0               1.00%              28.4%
12/31/2012                   1.76                  0                  0               1.00%              15.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                  0    $             0               0.75%              21.6%
12/31/2015                   2.57                  0                  0               0.75%              -2.5%
12/31/2014                   2.64                  0                  0               0.75%              15.2%
12/31/2013                   2.29                  0                  0               0.75%              28.7%
12/31/2012                   1.78                  0                  0               0.75%              15.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.19                  0    $             0               0.50%              21.9%
12/31/2015                   2.61                  0                  0               0.50%              -2.3%
12/31/2014                   2.68                  0                  0               0.50%              15.5%
12/31/2013                   2.32                  0                  0               0.50%              29.1%
12/31/2012                   1.80                  0                  0               0.50%              15.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.25                  0    $             0               0.25%              22.2%
12/31/2015                   2.66                  0                  0               0.25%              -2.1%
12/31/2014                   2.72                  0                  0               0.25%              15.7%
12/31/2013                   2.35                  0                  0               0.25%              29.4%
12/31/2012                   1.81                  0                  0               0.25%              15.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.32                244    $           808               0.00%              22.5%
12/31/2015                   2.71                208                562               0.00%              -1.8%
12/31/2014                   2.76                 92                255               0.00%              16.0%
12/31/2013                   2.38                 78                184               0.00%              29.7%
12/31/2012                   1.83                 41                 75               0.00%              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.9%
                 2014                                   0.9%
                 2013                                   1.4%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY MID CAP VALUE FUND INVESTOR CLASS - 025076654

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   52,843,884    $   48,464,901         3,050,142
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (320,423)
                                                       ---------------
Net assets                                             $   52,523,461
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   47,163,786        15,403,986    $         3.06
Band 100                                                           --                --              3.12
Band 75                                                            --                --              3.19
Band 50                                                            --                --              3.25
Band 25                                                            --                --              3.32
Band 0                                                      5,359,675         1,583,243              3.39
                                                       ---------------   ---------------
 Total                                                 $   52,523,461        16,987,229
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      609,087
Mortality & expense charges                                                                      (458,696)
                                                                                           ---------------
Net investment income (loss)                                                                      150,391
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          270,568
Realized gain distributions                                                                     1,393,385
Net change in unrealized appreciation (depreciation)                                            6,203,834
                                                                                           ---------------
Net gain (loss)                                                                                 7,867,787
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    8,018,178
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           150,391    $            27,345
Net realized gain (loss)                                                   270,568                413,106
Realized gain distributions                                              1,393,385              1,925,656
Net change in unrealized appreciation (depreciation)                     6,203,834             (3,067,178)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        8,018,178               (701,071)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                22,590,509             21,815,662
Cost of units redeemed                                                  (8,639,590)            (4,481,978)
Account charges                                                            (32,685)               (16,604)
                                                               --------------------   --------------------
Increase (decrease)                                                     13,918,234             17,317,080
                                                               --------------------   --------------------
Net increase (decrease)                                                 21,936,412             16,616,009
Net assets, beginning                                                   30,587,049             13,971,040
                                                               --------------------   --------------------
Net assets, ending                                             $        52,523,461    $        30,587,049
                                                               ====================   ====================

Units sold                                                               8,504,942              8,517,021
Units redeemed                                                          (3,552,890)            (1,798,731)
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,952,052              6,718,290
Units outstanding, beginning                                            12,035,177              5,316,887
                                                               --------------------   --------------------
Units outstanding, ending                                               16,987,229             12,035,177
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        62,614,576
Cost of units redeemed/account charges                                                        (21,435,813)
Net investment income (loss)                                                                      320,754
Net realized gain (loss)                                                                        1,333,810
Realized gain distributions                                                                     5,311,151
Net change in unrealized appreciation (depreciation)                                            4,378,983
                                                                                      --------------------
Net assets                                                                            $        52,523,461
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.06             15,404    $        47,164               1.25%              21.3%
12/31/2015                   2.52             11,115             28,052               1.25%              -2.8%
12/31/2014                   2.60              4,488             11,651               1.25%              14.9%
12/31/2013                   2.26              3,152              7,123               1.25%              28.3%
12/31/2012                   1.76              1,828              3,220               1.25%              15.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                  0    $             0               1.00%              21.6%
12/31/2015                   2.57                  0                  0               1.00%              -2.5%
12/31/2014                   2.64                  0                  0               1.00%              15.2%
12/31/2013                   2.29                  0                  0               1.00%              28.6%
12/31/2012                   1.78                  0                  0               1.00%              15.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.19                  0    $             0               0.75%              21.9%
12/31/2015                   2.61                  0                  0               0.75%              -2.3%
12/31/2014                   2.68                  0                  0               0.75%              15.5%
12/31/2013                   2.32                  0                  0               0.75%              29.0%
12/31/2012                   1.80                  0                  0               0.75%              15.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.25                  0    $             0               0.50%              22.2%
12/31/2015                   2.66                  0                  0               0.50%              -2.1%
12/31/2014                   2.72                  0                  0               0.50%              15.8%
12/31/2013                   2.35                  0                  0               0.50%              29.3%
12/31/2012                   1.82                  0                  0               0.50%              15.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.32                  0    $             0               0.25%              22.5%
12/31/2015                   2.71                  0                  0               0.25%              -1.8%
12/31/2014                   2.76                  0                  0               0.25%              16.0%
12/31/2013                   2.38                  0                  0               0.25%              29.6%
12/31/2012                   1.83                  0                  0               0.25%              16.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.39              1,583    $         5,360               0.00%              22.8%
12/31/2015                   2.76                920              2,535               0.00%              -1.6%
12/31/2014                   2.80                829              2,320               0.00%              16.3%
12/31/2013                   2.41              1,190              2,864               0.00%              29.9%
12/31/2012                   1.85              1,212              2,246               0.00%              16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.0%
                 2014                                   1.1%
                 2013                                   1.4%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   38,101,626    $   37,768,284         3,286,079
                                                                         ===============   ===============
Receivables: investments sold                                  82,621
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   38,184,247
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   33,031,950        19,405,480    $         1.70
Band 100                                                    3,975,579         2,291,223              1.74
Band 75                                                            --                --              1.77
Band 50                                                            --                --              1.80
Band 25                                                            --                --              1.84
Band 0                                                      1,176,718           628,147              1.87
                                                       ---------------   ---------------
 Total                                                 $   38,184,247        22,324,850
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      400,392
Mortality & expense charges                                                                      (432,241)
                                                                                           ---------------
Net investment income (loss)                                                                      (31,849)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           60,995
Realized gain distributions                                                                       737,548
Net change in unrealized appreciation (depreciation)                                              816,454
                                                                                           ---------------
Net gain (loss)                                                                                 1,614,997
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,583,148
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (31,849)   $            70,327
Net realized gain (loss)                                                    60,995              1,074,180
Realized gain distributions                                                737,548              1,246,120
Net change in unrealized appreciation (depreciation)                       816,454             (3,472,362)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,583,148             (1,081,735)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                12,652,631              9,736,417
Cost of units redeemed                                                 (12,257,895)           (10,579,852)
Account charges                                                            (27,486)               (25,258)
                                                               --------------------   --------------------
Increase (decrease)                                                        367,250               (868,693)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,950,398             (1,950,428)
Net assets, beginning                                                   36,233,849             38,184,277
                                                               --------------------   --------------------
Net assets, ending                                             $        38,184,247    $        36,233,849
                                                               ====================   ====================

Units sold                                                               8,189,262              7,096,600
Units redeemed                                                          (7,998,063)            (7,540,365)
                                                               --------------------   --------------------
Net increase (decrease)                                                    191,199               (443,765)
Units outstanding, beginning                                            22,133,651             22,577,416
                                                               --------------------   --------------------
Units outstanding, ending                                               22,324,850             22,133,651
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        76,857,145
Cost of units redeemed/account charges                                                        (45,569,012)
Net investment income (loss)                                                                      923,982
Net realized gain (loss)                                                                        2,621,881
Realized gain distributions                                                                     3,016,909
Net change in unrealized appreciation (depreciation)                                              333,342
                                                                                      --------------------
Net assets                                                                            $        38,184,247
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70             19,405    $        33,032               1.25%               4.4%
12/31/2015                   1.63             19,235             31,359               1.25%              -3.0%
12/31/2014                   1.68             19,135             32,160               1.25%               5.0%
12/31/2013                   1.60             19,623             31,401               1.25%              10.9%
12/31/2012                   1.44             11,819             17,052               1.25%               9.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74              2,291    $         3,976               1.00%               4.7%
12/31/2015                   1.66              2,301              3,815               1.00%              -2.8%
12/31/2014                   1.70              1,882              3,208               1.00%               5.3%
12/31/2013                   1.62                  0                  0               1.00%              11.2%
12/31/2012                   1.46                  0                  0               1.00%              10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%               4.9%
12/31/2015                   1.69                  0                  0               0.75%              -2.5%
12/31/2014                   1.73                  0                  0               0.75%               5.6%
12/31/2013                   1.64                  0                  0               0.75%              11.5%
12/31/2012                   1.47                  0                  0               0.75%              10.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.50%               5.2%
12/31/2015                   1.71                  0                  0               0.50%              -2.3%
12/31/2014                   1.75                  0                  0               0.50%               5.8%
12/31/2013                   1.66                  0                  0               0.50%              11.7%
12/31/2012                   1.48                  0                  0               0.50%              10.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%               5.5%
12/31/2015                   1.74                  0                  0               0.25%              -2.0%
12/31/2014                   1.78                  0                  0               0.25%               6.1%
12/31/2013                   1.68                  0                  0               0.25%              12.0%
12/31/2012                   1.50                  0                  0               0.25%              10.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                628    $         1,177               0.00%               5.7%
12/31/2015                   1.77                598              1,059               0.00%              -1.8%
12/31/2014                   1.80              1,561              2,816               0.00%               6.4%
12/31/2013                   1.70              1,458              2,474               0.00%              12.3%
12/31/2012                   1.51              1,608              2,429               0.00%              11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.4%
                 2014                                   2.0%
                 2013                                   2.2%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO INVESTOR CLASS - 02507F696

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   64,388,202    $   64,722,720         5,541,241
                                                                         ===============   ===============
Receivables: investments sold                                  56,432
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   64,444,634
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   58,372,765        33,629,804    $         1.74
Band 100                                                           --                --              1.77
Band 75                                                            --                --              1.80
Band 50                                                            --                --              1.84
Band 25                                                            --                --              1.87
Band 0                                                      6,071,869         3,178,588              1.91
                                                       ---------------   ---------------
 Total                                                 $   64,444,634        36,808,392
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      835,132
Mortality & expense charges                                                                      (665,397)
                                                                                           ---------------
Net investment income (loss)                                                                      169,735
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           13,614
Realized gain distributions                                                                     1,242,527
Net change in unrealized appreciation (depreciation)                                            1,522,123
                                                                                           ---------------
Net gain (loss)                                                                                 2,778,264
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,947,999
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           169,735    $           405,307
Net realized gain (loss)                                                    13,614                793,075
Realized gain distributions                                              1,242,527              1,952,013
Net change in unrealized appreciation (depreciation)                     1,522,123             (4,586,893)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,947,999             (1,436,498)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                22,207,920             25,713,281
Cost of units redeemed                                                 (16,879,963)           (13,192,849)
Account charges                                                            (43,006)               (27,909)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,284,951             12,492,523
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,232,950             11,056,025
Net assets, beginning                                                   56,211,684             45,155,659
                                                               --------------------   --------------------
Net assets, ending                                             $        64,444,634    $        56,211,684
                                                               ====================   ====================

Units sold                                                              13,242,353             15,512,129
Units redeemed                                                          (9,997,318)            (8,103,383)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,245,035              7,408,746
Units outstanding, beginning                                            33,563,357             26,154,611
                                                               --------------------   --------------------
Units outstanding, ending                                               36,808,392             33,563,357
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       109,344,644
Cost of units redeemed/account charges                                                        (52,956,563)
Net investment income (loss)                                                                    1,972,202
Net realized gain (loss)                                                                        2,067,873
Realized gain distributions                                                                     4,350,996
Net change in unrealized appreciation (depreciation)                                             (334,518)
                                                                                      --------------------
Net assets                                                                            $        64,444,634
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74             33,630    $        58,373               1.25%               4.8%
12/31/2015                   1.66             29,400             48,713               1.25%              -2.8%
12/31/2014                   1.71             21,710             37,020               1.25%               5.3%
12/31/2013                   1.62             21,625             35,024               1.25%              11.2%
12/31/2012                   1.46              9,554             13,916               1.25%              10.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               1.00%               5.0%
12/31/2015                   1.68                  0                  0               1.00%              -2.6%
12/31/2014                   1.73                  0                  0               1.00%               5.6%
12/31/2013                   1.64                  0                  0               1.00%              11.5%
12/31/2012                   1.47                  0                  0               1.00%              10.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.75%               5.3%
12/31/2015                   1.71                  0                  0               0.75%              -2.3%
12/31/2014                   1.75                  0                  0               0.75%               5.8%
12/31/2013                   1.66                  0                  0               0.75%              11.7%
12/31/2012                   1.48                  0                  0               0.75%              10.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.50%               5.5%
12/31/2015                   1.74                  0                  0               0.50%              -2.1%
12/31/2014                   1.78                  0                  0               0.50%               6.1%
12/31/2013                   1.68                  0                  0               0.50%              12.0%
12/31/2012                   1.50                  0                  0               0.50%              10.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.25%               5.8%
12/31/2015                   1.77                  0                  0               0.25%              -1.9%
12/31/2014                   1.80                  0                  0               0.25%               6.3%
12/31/2013                   1.70                  0                  0               0.25%              12.3%
12/31/2012                   1.51                  0                  0               0.25%              11.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91              3,179    $         6,072               0.00%               6.1%
12/31/2015                   1.80              4,164              7,498               0.00%              -1.6%
12/31/2014                   1.83              4,445              8,136               0.00%               6.6%
12/31/2013                   1.72              4,200              7,210               0.00%              12.6%
12/31/2012                   1.52              1,109              1,692               0.00%              11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.9%
                 2014                                   2.2%
                 2013                                   2.8%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   39,346,870    $   39,449,829         2,882,286
                                                                         ===============   ===============
Receivables: investments sold                                  25,163
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   39,372,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   37,744,870        20,970,258    $         1.80
Band 100                                                           --                --              1.83
Band 75                                                            --                --              1.87
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.94
Band 0                                                      1,627,163           821,435              1.98
                                                       ---------------   ---------------
 Total                                                 $   39,372,033        21,791,693
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      494,983
Mortality & expense charges                                                                      (429,053)
                                                                                           ---------------
Net investment income (loss)                                                                       65,930
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,106)
Realized gain distributions                                                                       770,406
Net change in unrealized appreciation (depreciation)                                            1,067,730
                                                                                           ---------------
Net gain (loss)                                                                                 1,836,030
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,901,960
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            65,930    $           248,404
Net realized gain (loss)                                                    (2,106)               609,844
Realized gain distributions                                                770,406              1,606,206
Net change in unrealized appreciation (depreciation)                     1,067,730             (3,355,306)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,901,960               (890,852)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                14,694,086             13,734,229
Cost of units redeemed                                                 (12,738,714)            (6,648,915)
Account charges                                                            (31,042)               (30,897)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,924,330              7,054,417
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,826,290              6,163,565
Net assets, beginning                                                   35,545,743             29,382,178
                                                               --------------------   --------------------
Net assets, ending                                             $        39,372,033    $        35,545,743
                                                               ====================   ====================

Units sold                                                               8,436,683              7,874,384
Units redeemed                                                          (7,145,561)            (3,885,665)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,291,122              3,988,719
Units outstanding, beginning                                            20,500,571             16,511,852
                                                               --------------------   --------------------
Units outstanding, ending                                               21,791,693             20,500,571
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        68,524,554
Cost of units redeemed/account charges                                                        (35,411,763)
Net investment income (loss)                                                                    1,252,915
Net realized gain (loss)                                                                        1,842,600
Realized gain distributions                                                                     3,266,686
Net change in unrealized appreciation (depreciation)                                             (102,959)
                                                                                      --------------------
Net assets                                                                            $        39,372,033
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80             20,970    $        37,745               1.25%               4.9%
12/31/2015                   1.72             18,044             30,964               1.25%              -2.7%
12/31/2014                   1.76             14,594             25,750               1.25%               5.5%
12/31/2013                   1.67             13,096             21,895               1.25%              12.6%
12/31/2012                   1.48              7,868             11,680               1.25%              10.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               1.00%               5.2%
12/31/2015                   1.74                  0                  0               1.00%              -2.5%
12/31/2014                   1.79                  0                  0               1.00%               5.8%
12/31/2013                   1.69                  0                  0               1.00%              12.9%
12/31/2012                   1.50                  0                  0               1.00%              11.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.75%               5.4%
12/31/2015                   1.77                  0                  0               0.75%              -2.3%
12/31/2014                   1.82                  0                  0               0.75%               6.1%
12/31/2013                   1.71                  0                  0               0.75%              13.2%
12/31/2012                   1.51                  0                  0               0.75%              11.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%               5.7%
12/31/2015                   1.80                  0                  0               0.50%              -2.0%
12/31/2014                   1.84                  0                  0               0.50%               6.3%
12/31/2013                   1.73                  0                  0               0.50%              13.5%
12/31/2012                   1.53                  0                  0               0.50%              11.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.25%               5.9%
12/31/2015                   1.83                  0                  0               0.25%              -1.8%
12/31/2014                   1.87                  0                  0               0.25%               6.6%
12/31/2013                   1.75                  0                  0               0.25%              13.8%
12/31/2012                   1.54                  0                  0               0.25%              11.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                821    $         1,627               0.00%               6.2%
12/31/2015                   1.87              2,457              4,582               0.00%              -1.5%
12/31/2014                   1.89              1,918              3,632               0.00%               6.9%
12/31/2013                   1.77              1,632              2,893               0.00%              14.0%
12/31/2012                   1.55              1,298              2,017               0.00%              12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.9%
                 2014                                   2.4%
                 2013                                   2.6%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   39,630,341    $   38,907,468         2,919,915
                                                                         ===============   ===============
Receivables: investments sold                                 284,898
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   39,915,239
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   34,151,644        19,323,437    $         1.77
Band 100                                                    4,388,541         2,435,967              1.80
Band 75                                                            --                --              1.84
Band 50                                                            --                --              1.87
Band 25                                                            --                --              1.91
Band 0                                                      1,375,054           706,966              1.95
                                                       ---------------   ---------------
 Total                                                 $   39,915,239        22,466,370
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      401,493
Mortality & expense charges                                                                      (450,300)
                                                                                           ---------------
Net investment income (loss)                                                                      (48,807)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           88,874
Realized gain distributions                                                                       779,369
Net change in unrealized appreciation (depreciation)                                              900,174
                                                                                           ---------------
Net gain (loss)                                                                                 1,768,417
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,719,610
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (48,807)   $            98,388
Net realized gain (loss)                                                    88,874                709,938
Realized gain distributions                                                779,369              1,736,845
Net change in unrealized appreciation (depreciation)                       900,174             (3,714,756)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,719,610             (1,169,585)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                10,678,602              8,979,393
Cost of units redeemed                                                 (11,592,707)            (6,971,517)
Account charges                                                            (31,554)               (26,620)
                                                               --------------------   --------------------
Increase (decrease)                                                       (945,659)             1,981,256
                                                               --------------------   --------------------
Net increase (decrease)                                                    773,951                811,671
Net assets, beginning                                                   39,141,288             38,329,617
                                                               --------------------   --------------------
Net assets, ending                                             $        39,915,239    $        39,141,288
                                                               ====================   ====================

Units sold                                                               6,504,197              5,714,923
Units redeemed                                                          (7,131,611)            (4,559,770)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (627,414)             1,155,153
Units outstanding, beginning                                            23,093,784             21,938,631
                                                               --------------------   --------------------
Units outstanding, ending                                               22,466,370             23,093,784
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        69,282,434
Cost of units redeemed/account charges                                                        (36,693,287)
Net investment income (loss)                                                                      959,942
Net realized gain (loss)                                                                        1,944,034
Realized gain distributions                                                                     3,699,243
Net change in unrealized appreciation (depreciation)                                              722,873
                                                                                      --------------------
Net assets                                                                            $        39,915,239
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77             19,323    $        34,152               1.25%               4.7%
12/31/2015                   1.69             20,252             34,185               1.25%              -3.0%
12/31/2014                   1.74             19,473             33,885               1.25%               5.3%
12/31/2013                   1.65             18,438             30,475               1.25%              12.3%
12/31/2012                   1.47             12,982             19,100               1.25%              10.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80              2,436    $         4,389               1.00%               5.0%
12/31/2015                   1.72              2,179              3,740               1.00%              -2.7%
12/31/2014                   1.76              1,552              2,740               1.00%               5.5%
12/31/2013                   1.67                  0                  0               1.00%              12.6%
12/31/2012                   1.48                  0                  0               1.00%              10.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.75%               5.2%
12/31/2015                   1.75                  0                  0               0.75%              -2.5%
12/31/2014                   1.79                  0                  0               0.75%               5.8%
12/31/2013                   1.69                  0                  0               0.75%              12.9%
12/31/2012                   1.50                  0                  0               0.75%              11.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.50%               5.5%
12/31/2015                   1.77                  0                  0               0.50%              -2.3%
12/31/2014                   1.82                  0                  0               0.50%               6.1%
12/31/2013                   1.71                  0                  0               0.50%              13.2%
12/31/2012                   1.51                  0                  0               0.50%              11.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.25%               5.8%
12/31/2015                   1.80                  0                  0               0.25%              -2.0%
12/31/2014                   1.84                  0                  0               0.25%               6.3%
12/31/2013                   1.73                  0                  0               0.25%              13.5%
12/31/2012                   1.53                  0                  0               0.25%              11.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                707    $         1,375               0.00%               6.0%
12/31/2015                   1.83                663              1,216               0.00%              -1.8%
12/31/2014                   1.87                913              1,705               0.00%               6.6%
12/31/2013                   1.75                845              1,480               0.00%              13.8%
12/31/2012                   1.54                812              1,250               0.00%              11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.4%
                 2014                                   2.1%
                 2013                                   2.2%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   33,329,425    $   33,167,124         2,838,085
                                                                         ===============   ===============
Receivables: investments sold                                  74,842
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   33,404,267
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   29,663,916        16,134,619    $         1.84
Band 100                                                    3,440,337         1,835,751              1.87
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.95
Band 25                                                            --                --              1.98
Band 0                                                        300,014           148,278              2.02
                                                       ---------------   ---------------
 Total                                                 $   33,404,267        18,118,648
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      313,575
Mortality & expense charges                                                                      (389,843)
                                                                                           ---------------
Net investment income (loss)                                                                      (76,268)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (67,421)
Realized gain distributions                                                                       659,332
Net change in unrealized appreciation (depreciation)                                              941,708
                                                                                           ---------------
Net gain (loss)                                                                                 1,533,619
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,457,351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (76,268)   $            61,858
Net realized gain (loss)                                                   (67,421)             1,788,795
Realized gain distributions                                                659,332              1,357,701
Net change in unrealized appreciation (depreciation)                       941,708             (4,192,080)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,457,351               (983,726)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,963,748              9,217,888
Cost of units redeemed                                                 (11,060,779)           (11,292,701)
Account charges                                                            (35,928)               (30,592)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,132,959)            (2,105,405)
                                                               --------------------   --------------------
Net increase (decrease)                                                    324,392             (3,089,131)
Net assets, beginning                                                   33,079,875             36,169,006
                                                               --------------------   --------------------
Net assets, ending                                             $        33,404,267    $        33,079,875
                                                               ====================   ====================

Units sold                                                               5,892,146              6,887,620
Units redeemed                                                          (6,579,690)            (8,005,994)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (687,544)            (1,118,374)
Units outstanding, beginning                                            18,806,192             19,924,566
                                                               --------------------   --------------------
Units outstanding, ending                                               18,118,648             18,806,192
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        65,165,159
Cost of units redeemed/account charges                                                        (38,530,294)
Net investment income (loss)                                                                      718,254
Net realized gain (loss)                                                                        2,778,312
Realized gain distributions                                                                     3,110,535
Net change in unrealized appreciation (depreciation)                                              162,301
                                                                                      --------------------
Net assets                                                                            $        33,404,267
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84             16,135    $        29,664               1.25%               4.7%
12/31/2015                   1.76             17,019             29,872               1.25%              -2.8%
12/31/2014                   1.81             17,418             31,465               1.25%               5.6%
12/31/2013                   1.71             15,465             26,447               1.25%              14.1%
12/31/2012                   1.50              9,921             14,864               1.25%              11.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87              1,836    $         3,440               1.00%               5.0%
12/31/2015                   1.78              1,629              2,908               1.00%              -2.6%
12/31/2014                   1.83              1,469              2,691               1.00%               5.9%
12/31/2013                   1.73                  0                  0               1.00%              14.4%
12/31/2012                   1.51                  0                  0               1.00%              11.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%               5.3%
12/31/2015                   1.81                  0                  0               0.75%              -2.4%
12/31/2014                   1.86                  0                  0               0.75%               6.2%
12/31/2013                   1.75                  0                  0               0.75%              14.7%
12/31/2012                   1.53                  0                  0               0.75%              11.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%               5.5%
12/31/2015                   1.85                  0                  0               0.50%              -2.1%
12/31/2014                   1.88                  0                  0               0.50%               6.4%
12/31/2013                   1.77                  0                  0               0.50%              15.0%
12/31/2012                   1.54                  0                  0               0.50%              12.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.25%               5.8%
12/31/2015                   1.88                  0                  0               0.25%              -1.9%
12/31/2014                   1.91                  0                  0               0.25%               6.7%
12/31/2013                   1.79                  0                  0               0.25%              15.3%
12/31/2012                   1.55                  0                  0               0.25%              12.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                148    $           300               0.00%               6.1%
12/31/2015                   1.91                158                301               0.00%              -1.6%
12/31/2014                   1.94              1,038              2,013               0.00%               7.0%
12/31/2013                   1.81              1,012              1,835               0.00%              15.6%
12/31/2012                   1.57              1,023              1,604               0.00%              12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.4%
                 2014                                   2.1%
                 2013                                   2.3%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   47,762,056    $   47,589,957         4,060,244
                                                                         ===============   ===============
Receivables: investments sold                                 108,224
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   47,870,280
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   43,275,739        23,068,804    $         1.88
Band 100                                                           --                --              1.91
Band 75                                                            --                --              1.95
Band 50                                                            --                --              1.99
Band 25                                                            --                --              2.03
Band 0                                                      4,594,541         2,225,512              2.06
                                                       ---------------   ---------------
 Total                                                 $   47,870,280        25,294,316
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      569,606
Mortality & expense charges                                                                      (476,969)
                                                                                           ---------------
Net investment income (loss)                                                                       92,637
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           49,628
Realized gain distributions                                                                       944,876
Net change in unrealized appreciation (depreciation)                                            1,213,352
                                                                                           ---------------
Net gain (loss)                                                                                 2,207,856
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,300,493
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            92,637    $           352,131
Net realized gain (loss)                                                    49,628                397,245
Realized gain distributions                                                944,876              1,704,008
Net change in unrealized appreciation (depreciation)                     1,213,352             (3,357,755)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,300,493               (904,371)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                16,133,946             16,699,508
Cost of units redeemed                                                 (11,644,904)            (5,491,859)
Account charges                                                            (29,950)               (21,393)
                                                               --------------------   --------------------
Increase (decrease)                                                      4,459,092             11,186,256
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,759,585             10,281,885
Net assets, beginning                                                   41,110,695             30,828,810
                                                               --------------------   --------------------
Net assets, ending                                             $        47,870,280    $        41,110,695
                                                               ====================   ====================

Units sold                                                               8,931,407              9,387,790
Units redeemed                                                          (6,367,204)            (3,250,253)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,564,203              6,137,537
Units outstanding, beginning                                            22,730,113             16,592,576
                                                               --------------------   --------------------
Units outstanding, ending                                               25,294,316             22,730,113
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        76,263,955
Cost of units redeemed/account charges                                                        (35,106,730)
Net investment income (loss)                                                                    1,402,287
Net realized gain (loss)                                                                        1,543,890
Realized gain distributions                                                                     3,594,779
Net change in unrealized appreciation (depreciation)                                              172,099
                                                                                      --------------------
Net assets                                                                            $        47,870,280
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88             23,069    $        43,276               1.25%               5.1%
12/31/2015                   1.79             19,266             34,390               1.25%              -2.6%
12/31/2014                   1.83             13,458             24,664               1.25%               5.9%
12/31/2013                   1.73             13,611             23,556               1.25%              14.4%
12/31/2012                   1.51              6,850             10,361               1.25%              11.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               1.00%               5.4%
12/31/2015                   1.81                  0                  0               1.00%              -2.4%
12/31/2014                   1.86                  0                  0               1.00%               6.2%
12/31/2013                   1.75                  0                  0               1.00%              14.7%
12/31/2012                   1.53                  0                  0               1.00%              11.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.75%               5.6%
12/31/2015                   1.85                  0                  0               0.75%              -2.1%
12/31/2014                   1.89                  0                  0               0.75%               6.4%
12/31/2013                   1.77                  0                  0               0.75%              15.0%
12/31/2012                   1.54                  0                  0               0.75%              11.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.50%               5.9%
12/31/2015                   1.88                  0                  0               0.50%              -1.9%
12/31/2014                   1.91                  0                  0               0.50%               6.7%
12/31/2013                   1.79                  0                  0               0.50%              15.3%
12/31/2012                   1.55                  0                  0               0.50%              12.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.25%               6.1%
12/31/2015                   1.91                  0                  0               0.25%              -1.6%
12/31/2014                   1.94                  0                  0               0.25%               7.0%
12/31/2013                   1.81                  0                  0               0.25%              15.6%
12/31/2012                   1.57                  0                  0               0.25%              12.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06              2,226    $         4,595               0.00%               6.4%
12/31/2015                   1.94              3,464              6,721               0.00%              -1.4%
12/31/2014                   1.97              3,134              6,165               0.00%               7.2%
12/31/2013                   1.83              2,882              5,288               0.00%              15.9%
12/31/2012                   1.58                857              1,356               0.00%              12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   2.0%
                 2014                                   2.2%
                 2013                                   2.9%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   25,561,216    $   25,102,189         1,753,294
                                                                         ===============   ===============
Receivables: investments sold                                  19,357
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   25,580,573
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   23,183,225        12,037,568    $         1.93
Band 100                                                    2,051,142         1,044,835              1.96
Band 75                                                            --                --              2.00
Band 50                                                         5,361             2,628              2.04
Band 25                                                            --                --              2.08
Band 0                                                        340,845           160,813              2.12
                                                       ---------------   ---------------
 Total                                                 $   25,580,573        13,245,844
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      244,237
Mortality & expense charges                                                                      (316,192)
                                                                                           ---------------
Net investment income (loss)                                                                      (71,955)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          137,933
Realized gain distributions                                                                       570,339
Net change in unrealized appreciation (depreciation)                                              638,468
                                                                                           ---------------
Net gain (loss)                                                                                 1,346,740
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,274,785
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (71,955)   $            57,026
Net realized gain (loss)                                                   137,933              1,214,837
Realized gain distributions                                                570,339              1,421,111
Net change in unrealized appreciation (depreciation)                       638,468             (3,419,454)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,274,785               (726,480)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,198,875              7,425,891
Cost of units redeemed                                                 (10,142,099)            (8,924,681)
Account charges                                                            (29,523)               (25,684)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,972,747)            (1,524,474)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,697,962)            (2,250,954)
Net assets, beginning                                                   27,278,535             29,529,489
                                                               --------------------   --------------------
Net assets, ending                                             $        25,580,573    $        27,278,535
                                                               ====================   ====================

Units sold                                                               4,064,256              4,272,489
Units redeemed                                                          (5,652,610)            (5,048,914)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,588,354)              (776,425)
Units outstanding, beginning                                            14,834,198             15,610,623
                                                               --------------------   --------------------
Units outstanding, ending                                               13,245,844             14,834,198
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        52,831,293
Cost of units redeemed/account charges                                                        (33,761,420)
Net investment income (loss)                                                                      596,682
Net realized gain (loss)                                                                        2,414,285
Realized gain distributions                                                                     3,040,706
Net change in unrealized appreciation (depreciation)                                              459,027
                                                                                      --------------------
Net assets                                                                            $        25,580,573
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93             12,038    $        23,183               1.25%               5.0%
12/31/2015                   1.83             13,617             24,987               1.25%              -2.8%
12/31/2014                   1.89             14,514             27,390               1.25%               6.0%
12/31/2013                   1.78             13,575             24,161               1.25%              16.2%
12/31/2012                   1.53              8,184             12,540               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96              1,045    $         2,051               1.00%               5.2%
12/31/2015                   1.87              1,050              1,960               1.00%              -2.5%
12/31/2014                   1.91                735              1,407               1.00%               6.3%
12/31/2013                   1.80                  2                  4               1.00%              16.5%
12/31/2012                   1.55                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.75%               5.5%
12/31/2015                   1.90                  0                  0               0.75%              -2.3%
12/31/2014                   1.94                  0                  0               0.75%               6.6%
12/31/2013                   1.82                  0                  0               0.75%              16.8%
12/31/2012                   1.56                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  3    $             5               0.50%               5.7%
12/31/2015                   1.93                  3                  5               0.50%              -2.0%
12/31/2014                   1.97                  3                  5               0.50%               6.8%
12/31/2013                   1.84                  4                  7               0.50%              17.0%
12/31/2012                   1.57                  4                  6               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%               6.0%
12/31/2015                   1.96                  0                  0               0.25%              -1.8%
12/31/2014                   2.00                  0                  0               0.25%               7.1%
12/31/2013                   1.86                  0                  0               0.25%              17.3%
12/31/2012                   1.59                  0                  0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                161    $           341               0.00%               6.3%
12/31/2015                   1.99                164                327               0.00%              -1.5%
12/31/2014                   2.03                359                727               0.00%               7.4%
12/31/2013                   1.89                360                679               0.00%              17.6%
12/31/2012                   1.60                370                593               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.4%
                 2014                                   2.0%
                 2013                                   2.5%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   33,635,562    $   33,571,239         2,307,734
                                                                         ===============   ===============
Receivables: investments sold                                  34,281
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   33,669,843
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   32,270,834        16,423,828    $         1.96
Band 100                                                           --                --              2.00
Band 75                                                            --                --              2.04
Band 50                                                            --                --              2.08
Band 25                                                            --                --              2.12
Band 0                                                      1,399,009           646,976              2.16
                                                       ---------------   ---------------
 Total                                                 $   33,669,843        17,070,804
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      404,390
Mortality & expense charges                                                                      (361,838)
                                                                                           ---------------
Net investment income (loss)                                                                       42,552
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           10,853
Realized gain distributions                                                                       748,088
Net change in unrealized appreciation (depreciation)                                              924,404
                                                                                           ---------------
Net gain (loss)                                                                                 1,683,345
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,725,897
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            42,552    $           244,413
Net realized gain (loss)                                                    10,853                402,160
Realized gain distributions                                                748,088              1,631,469
Net change in unrealized appreciation (depreciation)                       924,404             (3,015,341)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,725,897               (737,299)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,500,427             11,086,809
Cost of units redeemed                                                 (10,146,340)            (5,222,654)
Account charges                                                            (28,681)               (25,466)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,325,406              5,838,689
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,051,303              5,101,390
Net assets, beginning                                                   30,618,540             25,517,150
                                                               --------------------   --------------------
Net assets, ending                                             $        33,669,843    $        30,618,540
                                                               ====================   ====================

Units sold                                                               6,101,239              5,854,393
Units redeemed                                                          (5,234,118)            (2,840,857)
                                                               --------------------   --------------------
Net increase (decrease)                                                    867,121              3,013,536
Units outstanding, beginning                                            16,203,683             13,190,147
                                                               --------------------   --------------------
Units outstanding, ending                                               17,070,804             16,203,683
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        57,949,190
Cost of units redeemed/account charges                                                        (30,033,989)
Net investment income (loss)                                                                    1,044,879
Net realized gain (loss)                                                                        1,379,363
Realized gain distributions                                                                     3,266,077
Net change in unrealized appreciation (depreciation)                                               64,323
                                                                                      --------------------
Net assets                                                                            $        33,669,843
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96             16,424    $        32,271               1.25%               5.2%
12/31/2015                   1.87             13,986             26,117               1.25%              -2.5%
12/31/2014                   1.91             11,304             21,641               1.25%               6.2%
12/31/2013                   1.80             10,097             18,198               1.25%              16.5%
12/31/2012                   1.55              6,071              9,396               1.25%              12.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               1.00%               5.5%
12/31/2015                   1.90                  0                  0               1.00%              -2.2%
12/31/2014                   1.94                  0                  0               1.00%               6.5%
12/31/2013                   1.82                  0                  0               1.00%              16.8%
12/31/2012                   1.56                  0                  0               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.75%               5.7%
12/31/2015                   1.93                  0                  0               0.75%              -2.0%
12/31/2014                   1.97                  0                  0               0.75%               6.8%
12/31/2013                   1.84                  0                  0               0.75%              17.0%
12/31/2012                   1.58                  0                  0               0.75%              12.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.50%               6.0%
12/31/2015                   1.96                  0                  0               0.50%              -1.7%
12/31/2014                   2.00                  0                  0               0.50%               7.0%
12/31/2013                   1.87                  0                  0               0.50%              17.3%
12/31/2012                   1.59                  0                  0               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.25%               6.3%
12/31/2015                   2.00                  0                  0               0.25%              -1.5%
12/31/2014                   2.03                  0                  0               0.25%               7.3%
12/31/2013                   1.89                  0                  0               0.25%              17.6%
12/31/2012                   1.61                  0                  0               0.25%              13.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                647    $         1,399               0.00%               6.5%
12/31/2015                   2.03              2,218              4,502               0.00%              -1.2%
12/31/2014                   2.05              1,886              3,876               0.00%               7.6%
12/31/2013                   1.91              1,344              2,568               0.00%              17.9%
12/31/2012                   1.62                829              1,343               0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.9%
                 2014                                   2.3%
                 2013                                   2.8%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   30,333,209    $   29,536,930         2,492,814
                                                                         ===============   ===============
Receivables: investments sold                                   4,344
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   30,337,553
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   27,452,902        13,656,468    $         2.01
Band 100                                                    2,442,594         1,192,045              2.05
Band 75                                                            --                --              2.09
Band 50                                                            --                --              2.13
Band 25                                                            --                --              2.17
Band 0                                                        442,057           199,817              2.21
                                                       ---------------   ---------------
 Total                                                 $   30,337,553        15,048,330
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      277,602
Mortality & expense charges                                                                      (350,060)
                                                                                           ---------------
Net investment income (loss)                                                                      (72,458)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          108,871
Realized gain distributions                                                                       716,416
Net change in unrealized appreciation (depreciation)                                              745,057
                                                                                           ---------------
Net gain (loss)                                                                                 1,570,344
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,497,886
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (72,458)   $            68,405
Net realized gain (loss)                                                   108,871              1,548,337
Realized gain distributions                                                716,416              1,306,014
Net change in unrealized appreciation (depreciation)                       745,057             (3,679,121)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,497,886               (756,365)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,671,949              7,140,554
Cost of units redeemed                                                  (7,197,032)            (9,042,357)
Account charges                                                            (31,051)               (29,410)
                                                               --------------------   --------------------
Increase (decrease)                                                        443,866             (1,931,213)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,941,752             (2,687,578)
Net assets, beginning                                                   28,395,801             31,083,379
                                                               --------------------   --------------------
Net assets, ending                                             $        30,337,553    $        28,395,801
                                                               ====================   ====================

Units sold                                                               4,121,527              4,678,846
Units redeemed                                                          (3,899,571)            (5,575,160)
                                                               --------------------   --------------------
Net increase (decrease)                                                    221,956               (896,314)
Units outstanding, beginning                                            14,826,374             15,722,688
                                                               --------------------   --------------------
Units outstanding, ending                                               15,048,330             14,826,374
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        51,162,127
Cost of units redeemed/account charges                                                        (27,656,384)
Net investment income (loss)                                                                      629,326
Net realized gain (loss)                                                                        2,385,401
Realized gain distributions                                                                     3,020,804
Net change in unrealized appreciation (depreciation)                                              796,279
                                                                                      --------------------
Net assets                                                                            $        30,337,553
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01             13,656    $        27,453               1.25%               5.2%
12/31/2015                   1.91             13,600             25,985               1.25%              -2.8%
12/31/2014                   1.97             13,754             27,032               1.25%               6.4%
12/31/2013                   1.85             11,560             21,351               1.25%              17.9%
12/31/2012                   1.57              7,233             11,330               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05              1,192    $         2,443               1.00%               5.5%
12/31/2015                   1.94              1,013              1,967               1.00%              -2.5%
12/31/2014                   1.99                880              1,754               1.00%               6.7%
12/31/2013                   1.87                  4                  7               1.00%              18.2%
12/31/2012                   1.58                  1                  2               1.00%              13.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.75%               5.7%
12/31/2015                   1.98                  0                  0               0.75%              -2.3%
12/31/2014                   2.02                  0                  0               0.75%               7.0%
12/31/2013                   1.89                  0                  0               0.75%              18.5%
12/31/2012                   1.60                  0                  0               0.75%              13.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.50%               6.0%
12/31/2015                   2.01                  0                  0               0.50%              -2.1%
12/31/2014                   2.05                  0                  0               0.50%               7.2%
12/31/2013                   1.91                  0                  0               0.50%              18.8%
12/31/2012                   1.61                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.25%               6.3%
12/31/2015                   2.04                  0                  0               0.25%              -1.8%
12/31/2014                   2.08                  0                  0               0.25%               7.5%
12/31/2013                   1.94                  0                  0               0.25%              19.1%
12/31/2012                   1.62                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                200    $           442               0.00%               6.5%
12/31/2015                   2.08                214                444               0.00%              -1.6%
12/31/2014                   2.11              1,089              2,297               0.00%               7.8%
12/31/2013                   1.96              1,145              2,241               0.00%              19.4%
12/31/2012                   1.64              1,184              1,941               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.4%
                 2014                                   2.2%
                 2013                                   2.5%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   41,385,849    $   40,840,991         3,406,163
                                                                         ===============   ===============
Receivables: investments sold                                  67,160
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   41,453,009
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   37,401,514        18,264,054    $         2.05
Band 100                                                           --                --              2.09
Band 75                                                            --                --              2.13
Band 50                                                            --                --              2.17
Band 25                                                            --                --              2.21
Band 0                                                      4,051,495         1,797,709              2.25
                                                       ---------------   ---------------
 Total                                                 $   41,453,009        20,061,763
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      481,026
Mortality & expense charges                                                                      (414,738)
                                                                                           ---------------
Net investment income (loss)                                                                       66,288
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          168,645
Realized gain distributions                                                                       974,841
Net change in unrealized appreciation (depreciation)                                              967,514
                                                                                           ---------------
Net gain (loss)                                                                                 2,111,000
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,177,288
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            66,288    $           319,735
Net realized gain (loss)                                                   168,645                322,035
Realized gain distributions                                                974,841              1,710,211
Net change in unrealized appreciation (depreciation)                       967,514             (3,253,125)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,177,288               (901,144)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,548,174             13,949,925
Cost of units redeemed                                                  (8,141,633)            (5,795,617)
Account charges                                                            (30,555)               (25,917)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,375,986              8,128,391
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,553,274              7,227,247
Net assets, beginning                                                   35,899,735             28,672,488
                                                               --------------------   --------------------
Net assets, ending                                             $        41,453,009    $        35,899,735
                                                               ====================   ====================

Units sold                                                               5,891,496              7,261,284
Units redeemed                                                          (4,071,545)            (3,210,055)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,819,951              4,051,229
Units outstanding, beginning                                            18,241,812             14,190,583
                                                               --------------------   --------------------
Units outstanding, ending                                               20,061,763             18,241,812
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        60,065,263
Cost of units redeemed/account charges                                                        (25,328,527)
Net investment income (loss)                                                                    1,266,159
Net realized gain (loss)                                                                        1,287,617
Realized gain distributions                                                                     3,617,639
Net change in unrealized appreciation (depreciation)                                              544,858
                                                                                      --------------------
Net assets                                                                            $        41,453,009
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05             18,264    $        37,402               1.25%               5.5%
12/31/2015                   1.94             15,379             29,858               1.25%              -2.5%
12/31/2014                   1.99             11,448             22,808               1.25%               6.7%
12/31/2013                   1.87             10,983             20,510               1.25%              18.2%
12/31/2012                   1.58              5,914              9,344               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               1.00%               5.7%
12/31/2015                   1.97                  0                  0               1.00%              -2.3%
12/31/2014                   2.02                  0                  0               1.00%               7.0%
12/31/2013                   1.89                  0                  0               1.00%              18.5%
12/31/2012                   1.59                  0                  0               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.75%               6.0%
12/31/2015                   2.01                  0                  0               0.75%              -2.1%
12/31/2014                   2.05                  0                  0               0.75%               7.2%
12/31/2013                   1.91                  0                  0               0.75%              18.8%
12/31/2012                   1.61                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.50%               6.3%
12/31/2015                   2.04                  0                  0               0.50%              -1.8%
12/31/2014                   2.08                  0                  0               0.50%               7.5%
12/31/2013                   1.93                  0                  0               0.50%              19.1%
12/31/2012                   1.62                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.25%               6.5%
12/31/2015                   2.08                  0                  0               0.25%              -1.6%
12/31/2014                   2.11                  0                  0               0.25%               7.8%
12/31/2013                   1.96                  0                  0               0.25%              19.4%
12/31/2012                   1.64                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.25              1,798    $         4,051               0.00%               6.8%
12/31/2015                   2.11              2,863              6,041               0.00%              -1.3%
12/31/2014                   2.14              2,742              5,864               0.00%               8.0%
12/31/2013                   1.98              2,448              4,846               0.00%              19.7%
12/31/2012                   1.65                687              1,137               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   2.0%
                 2014                                   2.3%
                 2013                                   3.1%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   17,944,402    $   17,729,555         1,191,223
                                                                         ===============   ===============
Receivables: investments sold                                  66,899
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   18,011,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   15,942,059         7,731,132    $         2.06
Band 100                                                    1,607,547           764,782              2.10
Band 75                                                            --                --              2.14
Band 50                                                            --                --              2.18
Band 25                                                            --                --              2.23
Band 0                                                        461,695           203,447              2.27
                                                       ---------------   ---------------
 Total                                                 $   18,011,301         8,699,361
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      165,625
Mortality & expense charges                                                                      (204,476)
                                                                                           ---------------
Net investment income (loss)                                                                      (38,851)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (294)
Realized gain distributions                                                                       488,076
Net change in unrealized appreciation (depreciation)                                              491,513
                                                                                           ---------------
Net gain (loss)                                                                                   979,295
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      940,444
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (38,851)   $            46,886
Net realized gain (loss)                                                      (294)               802,083
Realized gain distributions                                                488,076                990,894
Net change in unrealized appreciation (depreciation)                       491,513             (2,362,461)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          940,444               (522,598)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,220,617              5,326,178
Cost of units redeemed                                                  (6,566,417)            (5,711,655)
Account charges                                                            (30,660)               (26,812)
                                                               --------------------   --------------------
Increase (decrease)                                                       (376,460)              (412,289)
                                                               --------------------   --------------------
Net increase (decrease)                                                    563,984               (934,887)
Net assets, beginning                                                   17,447,317             18,382,204
                                                               --------------------   --------------------
Net assets, ending                                             $        18,011,301    $        17,447,317
                                                               ====================   ====================

Units sold                                                               3,283,146              2,928,633
Units redeemed                                                          (3,492,884)            (3,127,245)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (209,738)              (198,612)
Units outstanding, beginning                                             8,909,099              9,107,711
                                                               --------------------   --------------------
Units outstanding, ending                                                8,699,361              8,909,099
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        34,718,040
Cost of units redeemed/account charges                                                        (20,804,714)
Net investment income (loss)                                                                      398,423
Net realized gain (loss)                                                                        1,351,323
Realized gain distributions                                                                     2,133,382
Net change in unrealized appreciation (depreciation)                                              214,847
                                                                                      --------------------
Net assets                                                                            $        18,011,301
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06              7,731    $        15,942               1.25%               5.6%
12/31/2015                   1.95              8,067             15,747               1.25%              -2.9%
12/31/2014                   2.01              8,226             16,540               1.25%               6.9%
12/31/2013                   1.88              7,114             13,388               1.25%              19.2%
12/31/2012                   1.58              4,030              6,363               1.25%              13.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                765    $         1,608               1.00%               5.9%
12/31/2015                   1.98                636              1,262               1.00%              -2.7%
12/31/2014                   2.04                509              1,039               1.00%               7.1%
12/31/2013                   1.90                 15                 28               1.00%              19.5%
12/31/2012                   1.59                  3                  4               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.75%               6.2%
12/31/2015                   2.02                  0                  0               0.75%              -2.4%
12/31/2014                   2.07                  0                  0               0.75%               7.4%
12/31/2013                   1.93                  0                  0               0.75%              19.8%
12/31/2012                   1.61                  0                  0               0.75%              13.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.50%               6.4%
12/31/2015                   2.05                  0                  0               0.50%              -2.2%
12/31/2014                   2.10                  0                  0               0.50%               7.7%
12/31/2013                   1.95                  0                  0               0.50%              20.1%
12/31/2012                   1.62                  0                  0               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                  0    $             0               0.25%               6.7%
12/31/2015                   2.09                  0                  0               0.25%              -1.9%
12/31/2014                   2.13                  0                  0               0.25%               7.9%
12/31/2013                   1.97                  0                  0               0.25%              20.4%
12/31/2012                   1.64                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                203    $           462               0.00%               7.0%
12/31/2015                   2.12                207                439               0.00%              -1.7%
12/31/2014                   2.16                372                804               0.00%               8.2%
12/31/2013                   1.99                383                763               0.00%              20.7%
12/31/2012                   1.65                364                602               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.5%
                 2014                                   2.2%
                 2013                                   2.7%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   23,866,304    $   24,099,944         1,580,591
                                                                         ===============   ===============
Receivables: investments sold                                  32,246
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   23,898,550
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   22,683,119        10,782,713    $         2.10
Band 100                                                           --                --              2.14
Band 75                                                            --                --              2.19
Band 50                                                            --                --              2.23
Band 25                                                            --                --              2.27
Band 0                                                      1,215,431           524,997              2.32
                                                       ---------------   ---------------
 Total                                                 $   23,898,550        11,307,710
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      279,448
Mortality & expense charges                                                                      (245,764)
                                                                                           ---------------
Net investment income (loss)                                                                       33,684
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (290)
Realized gain distributions                                                                       647,799
Net change in unrealized appreciation (depreciation)                                              631,409
                                                                                           ---------------
Net gain (loss)                                                                                 1,278,918
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,312,602
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            33,684    $           162,300
Net realized gain (loss)                                                      (290)               254,976
Realized gain distributions                                                647,799              1,145,354
Net change in unrealized appreciation (depreciation)                       631,409             (2,081,600)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,312,602               (518,970)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,744,361              8,052,641
Cost of units redeemed                                                  (6,503,145)            (3,551,695)
Account charges                                                            (23,076)               (18,760)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,218,140              4,482,186
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,530,742              3,963,216
Net assets, beginning                                                   19,367,808             15,404,592
                                                               --------------------   --------------------
Net assets, ending                                             $        23,898,550    $        19,367,808
                                                               ====================   ====================

Units sold                                                               4,841,748              4,009,724
Units redeemed                                                          (3,181,487)            (1,846,200)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,660,261              2,163,524
Units outstanding, beginning                                             9,647,449              7,483,925
                                                               --------------------   --------------------
Units outstanding, ending                                               11,307,710              9,647,449
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,822,401
Cost of units redeemed/account charges                                                        (17,663,072)
Net investment income (loss)                                                                      646,761
Net realized gain (loss)                                                                          990,857
Realized gain distributions                                                                     2,335,243
Net change in unrealized appreciation (depreciation)                                             (233,640)
                                                                                      --------------------
Net assets                                                                            $        23,898,550
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10             10,783    $        22,683               1.25%               5.8%
12/31/2015                   1.99              8,550             16,996               1.25%              -2.6%
12/31/2014                   2.04              6,618             13,507               1.25%               7.1%
12/31/2013                   1.91              5,262             10,033               1.25%              19.6%
12/31/2012                   1.59              2,978              4,749               1.25%              13.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               1.00%               6.1%
12/31/2015                   2.02                  0                  0               1.00%              -2.4%
12/31/2014                   2.07                  0                  0               1.00%               7.3%
12/31/2013                   1.93                  0                  0               1.00%              19.9%
12/31/2012                   1.61                  0                  0               1.00%              13.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.75%               6.4%
12/31/2015                   2.06                  0                  0               0.75%              -2.1%
12/31/2014                   2.10                  0                  0               0.75%               7.6%
12/31/2013                   1.95                  0                  0               0.75%              20.2%
12/31/2012                   1.62                  0                  0               0.75%              14.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                  0    $             0               0.50%               6.6%
12/31/2015                   2.09                  0                  0               0.50%              -1.9%
12/31/2014                   2.13                  0                  0               0.50%               7.9%
12/31/2013                   1.97                  0                  0               0.50%              20.5%
12/31/2012                   1.64                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.25%               6.9%
12/31/2015                   2.12                  0                  0               0.25%              -1.6%
12/31/2014                   2.16                  0                  0               0.25%               8.1%
12/31/2013                   2.00                  0                  0               0.25%              20.8%
12/31/2012                   1.65                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32                525    $         1,215               0.00%               7.1%
12/31/2015                   2.16              1,098              2,372               0.00%              -1.4%
12/31/2014                   2.19                866              1,898               0.00%               8.4%
12/31/2013                   2.02                758              1,531               0.00%              21.1%
12/31/2012                   1.67                489                817               0.00%              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   2.1%
                 2014                                   2.5%
                 2013                                   3.0%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   12,937,105    $   12,836,111         1,063,310
                                                                         ===============   ===============
Receivables: investments sold                                  24,650
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   12,961,755
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   12,002,447         5,740,699    $         2.09
Band 100                                                      656,924           308,234              2.13
Band 75                                                            --                --              2.17
Band 50                                                            --                --              2.21
Band 25                                                            --                --              2.26
Band 0                                                        302,384           131,415              2.30
                                                       ---------------   ---------------
 Total                                                 $   12,961,755         6,180,348
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      105,843
Mortality & expense charges                                                                      (152,616)
                                                                                           ---------------
Net investment income (loss)                                                                      (46,773)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (43,246)
Realized gain distributions                                                                       346,088
Net change in unrealized appreciation (depreciation)                                              459,747
                                                                                           ---------------
Net gain (loss)                                                                                   762,589
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      715,816
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (46,773)   $            33,193
Net realized gain (loss)                                                   (43,246)               655,748
Realized gain distributions                                                346,088                647,664
Net change in unrealized appreciation (depreciation)                       459,747             (1,748,072)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          715,816               (411,467)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,985,633              4,773,703
Cost of units redeemed                                                  (6,346,564)            (4,553,777)
Account charges                                                            (31,240)               (25,739)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,392,171)               194,187
                                                               --------------------   --------------------
Net increase (decrease)                                                   (676,355)              (217,280)
Net assets, beginning                                                   13,638,110             13,855,390
                                                               --------------------   --------------------
Net assets, ending                                             $        12,961,755    $        13,638,110
                                                               ====================   ====================

Units sold                                                               2,567,086              2,683,945
Units redeemed                                                          (3,271,088)            (2,569,530)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (704,002)               114,415
Units outstanding, beginning                                             6,884,350              6,769,935
                                                               --------------------   --------------------
Units outstanding, ending                                                6,180,348              6,884,350
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        26,868,106
Cost of units redeemed/account charges                                                        (16,725,122)
Net investment income (loss)                                                                      250,860
Net realized gain (loss)                                                                        1,051,547
Realized gain distributions                                                                     1,415,370
Net change in unrealized appreciation (depreciation)                                              100,994
                                                                                      --------------------
Net assets                                                                            $        12,961,755
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09              5,741    $        12,002               1.25%               5.8%
12/31/2015                   1.98              6,494             12,832               1.25%              -3.0%
12/31/2014                   2.04              6,182             12,593               1.25%               6.9%
12/31/2013                   1.91              4,289              8,172               1.25%              19.8%
12/31/2012                   1.59              2,728              4,340               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                308    $           657               1.00%               6.1%
12/31/2015                   2.01                241                484               1.00%              -2.7%
12/31/2014                   2.07                186                384               1.00%               7.2%
12/31/2013                   1.93                  0                  0               1.00%              20.1%
12/31/2012                   1.61                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.75%               6.3%
12/31/2015                   2.04                  0                  0               0.75%              -2.5%
12/31/2014                   2.10                  0                  0               0.75%               7.4%
12/31/2013                   1.95                  0                  0               0.75%              20.4%
12/31/2012                   1.62                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.50%               6.6%
12/31/2015                   2.08                  0                  0               0.50%              -2.3%
12/31/2014                   2.13                  0                  0               0.50%               7.7%
12/31/2013                   1.97                  0                  0               0.50%              20.7%
12/31/2012                   1.64                  0                  0               0.50%              14.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                  0    $             0               0.25%               6.9%
12/31/2015                   2.11                  0                  0               0.25%              -2.0%
12/31/2014                   2.16                  0                  0               0.25%               8.0%
12/31/2013                   2.00                  0                  0               0.25%              21.0%
12/31/2012                   1.65                  0                  0               0.25%              14.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                131    $           302               0.00%               7.1%
12/31/2015                   2.15                150                322               0.00%              -1.8%
12/31/2014                   2.19                402                878               0.00%               8.2%
12/31/2013                   2.02                425                858               0.00%              21.3%
12/31/2012                   1.67                395                659               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.5%
                 2014                                   2.3%
                 2013                                   2.5%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   22,076,719    $   22,341,429         1,813,863
                                                                         ===============   ===============
Receivables: investments sold                                  34,276
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   22,110,995
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   17,961,071         8,432,911    $         2.13
Band 100                                                           --                --              2.17
Band 75                                                            --                --              2.21
Band 50                                                            --                --              2.26
Band 25                                                            --                --              2.30
Band 0                                                      4,149,924         1,770,471              2.34
                                                       ---------------   ---------------
 Total                                                 $   22,110,995        10,203,382
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      235,462
Mortality & expense charges                                                                      (198,550)
                                                                                           ---------------
Net investment income (loss)                                                                       36,912
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (70,266)
Realized gain distributions                                                                       589,266
Net change in unrealized appreciation (depreciation)                                              803,423
                                                                                           ---------------
Net gain (loss)                                                                                 1,322,423
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,359,335
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            36,912    $           175,812
Net realized gain (loss)                                                   (70,266)               767,433
Realized gain distributions                                                589,266                886,592
Net change in unrealized appreciation (depreciation)                       803,423             (2,348,241)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,359,335               (518,404)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,312,378              7,073,207
Cost of units redeemed                                                  (6,782,528)            (2,721,469)
Account charges                                                            (25,017)               (18,388)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,504,833              4,333,350
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,864,168              3,814,946
Net assets, beginning                                                   18,246,827             14,431,881
                                                               --------------------   --------------------
Net assets, ending                                             $        22,110,995    $        18,246,827
                                                               ====================   ====================

Units sold                                                               4,566,350              5,518,289
Units redeemed                                                          (3,248,932)            (3,464,518)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,317,418              2,053,771
Units outstanding, beginning                                             8,885,964              6,832,193
                                                               --------------------   --------------------
Units outstanding, ending                                               10,203,382              8,885,964
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        32,903,842
Cost of units redeemed/account charges                                                        (14,240,210)
Net investment income (loss)                                                                      646,212
Net realized gain (loss)                                                                        1,144,715
Realized gain distributions                                                                     1,921,146
Net change in unrealized appreciation (depreciation)                                             (264,710)
                                                                                      --------------------
Net assets                                                                            $        22,110,995
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13              8,433    $        17,961               1.25%               6.1%
12/31/2015                   2.01              6,575             13,203               1.25%              -2.8%
12/31/2014                   2.07              4,756              9,827               1.25%               7.2%
12/31/2013                   1.93              3,693              7,114               1.25%              20.1%
12/31/2012                   1.60              2,161              3,468               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               1.00%               6.3%
12/31/2015                   2.04                  0                  0               1.00%              -2.6%
12/31/2014                   2.10                  0                  0               1.00%               7.5%
12/31/2013                   1.95                  0                  0               1.00%              20.4%
12/31/2012                   1.62                  0                  0               1.00%              14.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.75%               6.6%
12/31/2015                   2.08                  0                  0               0.75%              -2.3%
12/31/2014                   2.13                  0                  0               0.75%               7.8%
12/31/2013                   1.97                  0                  0               0.75%              20.7%
12/31/2012                   1.63                  0                  0               0.75%              14.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                  0    $             0               0.50%               6.9%
12/31/2015                   2.11                  0                  0               0.50%              -2.1%
12/31/2014                   2.16                  0                  0               0.50%               8.1%
12/31/2013                   2.00                  0                  0               0.50%              21.0%
12/31/2012                   1.65                  0                  0               0.50%              14.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                  0    $             0               0.25%               7.1%
12/31/2015                   2.15                  0                  0               0.25%              -1.8%
12/31/2014                   2.19                  0                  0               0.25%               8.3%
12/31/2013                   2.02                  0                  0               0.25%              21.3%
12/31/2012                   1.66                  0                  0               0.25%              15.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34              1,770    $         4,150               0.00%               7.4%
12/31/2015                   2.18              2,311              5,044               0.00%              -1.6%
12/31/2014                   2.22              2,076              4,605               0.00%               8.6%
12/31/2013                   2.04              1,901              3,882               0.00%              21.6%
12/31/2012                   1.68                316                530               0.00%              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   2.0%
                 2014                                   2.5%
                 2013                                   3.3%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,684,182    $    5,647,932           440,395
                                                                         ===============   ===============
Receivables: investments sold                                  18,939
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,703,121
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,673,999         4,051,132    $         1.40
Band 100                                                       23,843            16,780              1.42
Band 75                                                            --                --              1.44
Band 50                                                            --                --              1.46
Band 25                                                            --                --              1.48
Band 0                                                          5,279             3,508              1.50
                                                       ---------------   ---------------
 Total                                                 $    5,703,121         4,071,420
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       49,141
Mortality & expense charges                                                                       (64,157)
                                                                                           ---------------
Net investment income (loss)                                                                      (15,016)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (44,364)
Realized gain distributions                                                                       118,357
Net change in unrealized appreciation (depreciation)                                              256,980
                                                                                           ---------------
Net gain (loss)                                                                                   330,973
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      315,957
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (15,016)   $            15,970
Net realized gain (loss)                                                   (44,364)               112,332
Realized gain distributions                                                118,357                160,221
Net change in unrealized appreciation (depreciation)                       256,980               (443,045)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          315,957               (154,522)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,144,748              2,864,450
Cost of units redeemed                                                  (2,608,679)            (1,211,830)
Account charges                                                            (26,984)               (21,703)
                                                               --------------------   --------------------
Increase (decrease)                                                        509,085              1,630,917
                                                               --------------------   --------------------
Net increase (decrease)                                                    825,042              1,476,395
Net assets, beginning                                                    4,878,079              3,401,684
                                                               --------------------   --------------------
Net assets, ending                                             $         5,703,121    $         4,878,079
                                                               ====================   ====================

Units sold                                                               2,374,146              2,246,057
Units redeemed                                                          (1,991,475)            (1,048,762)
                                                               --------------------   --------------------
Net increase (decrease)                                                    382,671              1,197,295
Units outstanding, beginning                                             3,688,749              2,491,454
                                                               --------------------   --------------------
Units outstanding, ending                                                4,071,420              3,688,749
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,977,172
Cost of units redeemed/account charges                                                         (4,825,590)
Net investment income (loss)                                                                       52,041
Net realized gain (loss)                                                                          125,720
Realized gain distributions                                                                       337,528
Net change in unrealized appreciation (depreciation)                                               36,250
                                                                                      --------------------
Net assets                                                                            $         5,703,121
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40              4,051    $         5,674               1.25%               5.9%
12/31/2015                   1.32              3,669              4,852               1.25%              -3.0%
12/31/2014                   1.36              2,407              3,283               1.25%               7.2%
12/31/2013                   1.27              1,223              1,556               1.25%              20.4%
12/31/2012                   1.06                474                501               1.25%              13.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                 17    $            24               1.00%               6.2%
12/31/2015                   1.34                 18                 24               1.00%              -2.8%
12/31/2014                   1.38                 22                 31               1.00%               7.5%
12/31/2013                   1.28                  0                  0               1.00%              20.7%
12/31/2012                   1.06                  0                  0               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.75%               6.5%
12/31/2015                   1.35                  0                  0               0.75%              -2.5%
12/31/2014                   1.39                  0                  0               0.75%               7.7%
12/31/2013                   1.29                  0                  0               0.75%              21.0%
12/31/2012                   1.07                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.50%               6.7%
12/31/2015                   1.37                  0                  0               0.50%              -2.3%
12/31/2014                   1.40                  0                  0               0.50%               8.0%
12/31/2013                   1.30                  0                  0               0.50%              21.3%
12/31/2012                   1.07                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%               7.0%
12/31/2015                   1.39                  0                  0               0.25%              -2.1%
12/31/2014                   1.42                  0                  0               0.25%               8.3%
12/31/2013                   1.31                  0                  0               0.25%              21.6%
12/31/2012                   1.08                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  4    $             5               0.00%               7.2%
12/31/2015                   1.40                  1                  2               0.00%              -1.8%
12/31/2014                   1.43                 62                 88               0.00%               8.5%
12/31/2013                   1.32                 30                 40               0.00%              21.9%
12/31/2012                   1.08                 10                 11               0.00%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.7%
                 2014                                   2.4%
                 2013                                   2.8%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY DISCIPLINED GROWTH FUND A CLASS - 02507M642

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      928,855    $      855,227            47,235
                                                                         ===============   ===============
Receivables: investments sold                                   2,162
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      931,017
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      931,017           575,651    $         1.62
Band 100                                                           --                --              1.64
Band 75                                                            --                --              1.65
Band 50                                                            --                --              1.67
Band 25                                                            --                --              1.69
Band 0                                                             --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $      931,017           575,651
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,515
Mortality & expense charges                                                                       (11,691)
                                                                                           ---------------
Net investment income (loss)                                                                       (6,176)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           11,077
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               60,597
                                                                                           ---------------
Net gain (loss)                                                                                    71,674
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       65,498
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (6,176)   $            (8,929)
Net realized gain (loss)                                                    11,077                 20,802
Realized gain distributions                                                     --                 13,493
Net change in unrealized appreciation (depreciation)                        60,597                (52,707)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           65,498                (27,341)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   146,507                442,939
Cost of units redeemed                                                    (261,009)              (146,534)
Account charges                                                               (626)                (1,001)
                                                               --------------------   --------------------
Increase (decrease)                                                       (115,128)               295,404
                                                               --------------------   --------------------
Net increase (decrease)                                                    (49,630)               268,063
Net assets, beginning                                                      980,647                712,584
                                                               --------------------   --------------------
Net assets, ending                                             $           931,017    $           980,647
                                                               ====================   ====================

Units sold                                                                  95,455                290,761
Units redeemed                                                            (167,668)               (99,528)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (72,213)               191,233
Units outstanding, beginning                                               647,864                456,631
                                                               --------------------   --------------------
Units outstanding, ending                                                  575,651                647,864
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,386,570
Cost of units redeemed/account charges                                                           (610,578)
Net investment income (loss)                                                                      (22,887)
Net realized gain (loss)                                                                           41,406
Realized gain distributions                                                                        62,878
Net change in unrealized appreciation (depreciation)                                               73,628
                                                                                      --------------------
Net assets                                                                            $           931,017
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                576    $           931               1.25%               6.8%
12/31/2015                   1.51                648                981               1.25%              -3.0%
12/31/2014                   1.56                457                713               1.25%              11.4%
12/31/2013                   1.40                307                430               1.25%              32.8%
12/31/2012                   1.05                  0                  0               1.25%               5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               1.00%               7.1%
12/31/2015                   1.53                  0                  0               1.00%              -2.8%
12/31/2014                   1.57                  0                  0               1.00%              11.7%
12/31/2013                   1.41                  0                  0               1.00%              33.2%
12/31/2012                   1.06                  0                  0               1.00%               5.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.75%               7.4%
12/31/2015                   1.54                  0                  0               0.75%              -2.5%
12/31/2014                   1.58                  0                  0               0.75%              11.9%
12/31/2013                   1.41                  0                  0               0.75%              33.5%
12/31/2012                   1.06                  0                  0               0.75%               5.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.50%               7.7%
12/31/2015                   1.56                  0                  0               0.50%              -2.3%
12/31/2014                   1.59                  0                  0               0.50%              12.2%
12/31/2013                   1.42                  0                  0               0.50%              33.8%
12/31/2012                   1.06                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.9%
12/31/2015                   1.57                  0                  0               0.25%              -2.0%
12/31/2014                   1.60                  0                  0               0.25%              12.5%
12/31/2013                   1.42                  0                  0               0.25%              34.2%
12/31/2012                   1.06                  0                  0               0.25%               6.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.00%               8.2%
12/31/2015                   1.58                  0                  0               0.00%              -1.8%
12/31/2014                   1.61                  0                  0               0.00%              12.8%
12/31/2013                   1.43                  0                  0               0.00%              34.5%
12/31/2012                   1.06                  0                  0               0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.2%
                 2014                                   0.2%
                 2013                                   0.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNATIONAL CORE EQUITY FUND A CLASS - 02507M618 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY INTERNAT. CORE EQUITY FD INVESTOR CLASS - 02507M568 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO A CLASS - 02507F167

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      390,197    $      389,563            38,581
                                                                         ===============   ===============
Receivables: investments sold                                  32,274
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      422,471
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      422,471           396,717    $         1.06
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $      422,471           396,717
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,697
Mortality & expense charges                                                                        (1,089)
                                                                                           ---------------
Net investment income (loss)                                                                        1,608
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               18
Realized gain distributions                                                                           278
Net change in unrealized appreciation (depreciation)                                                  634
                                                                                           ---------------
Net gain (loss)                                                                                       930
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,538
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,608    $                --
Net realized gain (loss)                                                        18                     --
Realized gain distributions                                                    278                     --
Net change in unrealized appreciation (depreciation)                           634                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,538                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   423,717                     --
Cost of units redeemed                                                      (3,077)                    --
Account charges                                                               (707)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        419,933                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    422,471                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           422,471    $                --
                                                               ====================   ====================

Units sold                                                                 400,432                     --
Units redeemed                                                              (3,715)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    396,717                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  396,717                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           423,717
Cost of units redeemed/account charges                                                             (3,784)
Net investment income (loss)                                                                        1,608
Net realized gain (loss)                                                                               18
Realized gain distributions                                                                           278
Net change in unrealized appreciation (depreciation)                                                  634
                                                                                      --------------------
Net assets                                                                            $           422,471
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                397    $           422               1.25%               6.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               6.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               6.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               7.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%               7.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.00%               7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO INVESTOR CLASS - 02507F191

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      312,742    $      315,015            28,800
                                                                         ===============   ===============
Receivables: investments sold                                   2,625
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      315,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      109,877           103,021    $         1.07
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.07
Band 0                                                        205,490           191,155              1.07
                                                       ---------------   ---------------
 Total                                                 $      315,367           294,176
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,942
Mortality & expense charges                                                                          (237)
                                                                                           ---------------
Net investment income (loss)                                                                        2,705
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              150
Realized gain distributions                                                                           223
Net change in unrealized appreciation (depreciation)                                               (2,273)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,900)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          805
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,705    $                --
Net realized gain (loss)                                                       150                     --
Realized gain distributions                                                    223                     --
Net change in unrealized appreciation (depreciation)                        (2,273)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              805                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   320,723                     --
Cost of units redeemed                                                      (5,470)                    --
Account charges                                                               (691)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        314,562                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    315,367                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           315,367    $                --
                                                               ====================   ====================

Units sold                                                                 300,104                     --
Units redeemed                                                              (5,928)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    294,176                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  294,176                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           320,723
Cost of units redeemed/account charges                                                             (6,161)
Net investment income (loss)                                                                        2,705
Net realized gain (loss)                                                                              150
Realized gain distributions                                                                           223
Net change in unrealized appreciation (depreciation)                                               (2,273)
                                                                                      --------------------
Net assets                                                                            $           315,367
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                103    $           110               1.25%               6.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               6.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               7.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%               7.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                191    $           205               0.00%               7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY EMERGING MARKETS FUND R6 CLASS - 025086422 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY EQUITY INCOME FUND R6 CLASS - 025076373 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY GROWTH FUND R6 CLASS - 02508H519 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                             -                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY HERITAGE FUND R6 CLASS - 02508H493 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO R6 CLASS - 02507F340 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO R6 CLASS - 02507F332 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO R6 CLASS - 02507F324 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO R6 CLASS - 02507F316 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO R6 CLASS - 02507F290 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO R6 CLASS - 02507F282 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO R6 CLASS - 02507F274 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO R6 CLASS - 02507F266 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY ONE CHOICE 2060 PORTFOLIO R6 CLASS - 02507F134 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY MID CAP VALUE FUND R6 CLASS - 025076357 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY REAL ESTATE FUND R6 CLASS - 025076282 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY SMALL CAP VALUE FUND R6 CLASS - 025076324 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: AGGRESSIVE FD. R6 CL. - 025085622 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: MODERATE FD. R6 CLASS - 025085630 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY ULTRA FUND R6 CLASS - 02508H444 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORT. R6 CLASS - 02507F365 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN CENTURY STRATEGIC ALLOC.: CONSER. FUND R6 CLASS - 025085648 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   22,780,758    $   22,556,686           843,905
                                                                         ===============   ===============
Receivables: investments sold                                  13,135
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   22,793,893
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,597,385         7,847,268    $         1.86
Band 100                                                           --                --              1.91
Band 75                                                            --                --              1.96
Band 50                                                            --                --              2.01
Band 25                                                            --                --              2.06
Band 0                                                      8,196,508         3,879,451              2.11
                                                       ---------------   ---------------
 Total                                                 $   22,793,893        11,726,719
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       94,526
Mortality & expense charges                                                                      (218,881)
                                                                                           ---------------
Net investment income (loss)                                                                     (124,355)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          137,534
Realized gain distributions                                                                       746,966
Net change in unrealized appreciation (depreciation)                                              661,715
                                                                                           ---------------
Net gain (loss)                                                                                 1,546,215
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,421,860
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (124,355)   $          (141,994)
Net realized gain (loss)                                                   137,534                527,999
Realized gain distributions                                                746,966                977,351
Net change in unrealized appreciation (depreciation)                       661,715             (1,485,455)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,421,860               (122,099)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                20,079,364              4,852,421
Cost of units redeemed                                                 (10,479,078)            (2,552,228)
Account charges                                                             (4,955)                (4,124)
                                                               --------------------   --------------------
Increase (decrease)                                                      9,595,331              2,296,069
                                                               --------------------   --------------------
Net increase (decrease)                                                 11,017,191              2,173,970
Net assets, beginning                                                   11,776,702              9,602,732
                                                               --------------------   --------------------
Net assets, ending                                             $        22,793,893    $        11,776,702
                                                               ====================   ====================

Units sold                                                              10,522,831              2,799,538
Units redeemed                                                          (5,611,913)            (1,515,532)
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,910,918              1,284,006
Units outstanding, beginning                                             6,815,801              5,531,795
                                                               --------------------   --------------------
Units outstanding, ending                                               11,726,719              6,815,801
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        35,352,119
Cost of units redeemed/account charges                                                        (16,650,711)
Net investment income (loss)                                                                     (460,040)
Net realized gain (loss)                                                                        1,392,846
Realized gain distributions                                                                     2,935,607
Net change in unrealized appreciation (depreciation)                                              224,072
                                                                                      --------------------
Net assets                                                                            $        22,793,893
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86              7,847    $        14,597               1.25%               7.7%
12/31/2015                   1.73              6,816             11,777               1.25%              -0.5%
12/31/2014                   1.74              5,532              9,603               1.25%              10.6%
12/31/2013                   1.57              3,382              5,307               1.25%              35.1%
12/31/2012                   1.16              3,456              4,012               1.25%              14.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               1.00%               7.9%
12/31/2015                   1.77                  0                  0               1.00%              -0.2%
12/31/2014                   1.77                  0                  0               1.00%              10.9%
12/31/2013                   1.60                  0                  0               1.00%              35.5%
12/31/2012                   1.18                  0                  0               1.00%              14.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.75%               8.2%
12/31/2015                   1.81                  0                  0               0.75%               0.0%
12/31/2014                   1.81                  0                  0               0.75%              11.2%
12/31/2013                   1.63                  0                  0               0.75%              35.8%
12/31/2012                   1.20                  0                  0               0.75%              14.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.50%               8.5%
12/31/2015                   1.85                  0                  0               0.50%               0.3%
12/31/2014                   1.85                  0                  0               0.50%              11.5%
12/31/2013                   1.66                  0                  0               0.50%              36.2%
12/31/2012                   1.22                  0                  0               0.50%              15.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.25%               8.7%
12/31/2015                   1.89                  0                  0               0.25%               0.5%
12/31/2014                   1.88                  0                  0               0.25%              11.7%
12/31/2013                   1.69                  0                  0               0.25%              36.5%
12/31/2012                   1.24                  0                  0               0.25%              15.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11              3,879    $         8,197               0.00%               9.0%
12/31/2015                   1.94                  0                  0               0.00%               0.8%
12/31/2014                   1.92                  0                  0               0.00%              12.0%
12/31/2013                   1.72                  0                  0               0.00%              36.8%
12/31/2012                   1.25                  0                  0               0.00%              15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.3%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,963,120    $    3,976,788           149,721
                                                                         ===============   ===============
Receivables: investments sold                                   1,507
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,964,627
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,248,971         1,729,734    $         1.88
Band 100                                                      715,656           370,669              1.93
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.04
Band 25                                                            --                --              2.10
Band 0                                                             --                --              2.15
                                                       ---------------   ---------------
 Total                                                 $    3,964,627         2,100,403
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,976
Mortality & expense charges                                                                       (39,846)
                                                                                           ---------------
Net investment income (loss)                                                                      (34,870)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (53,519)
Realized gain distributions                                                                       124,148
Net change in unrealized appreciation (depreciation)                                              204,476
                                                                                           ---------------
Net gain (loss)                                                                                   275,105
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      240,235
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (34,870)   $           (33,495)
Net realized gain (loss)                                                   (53,519)               511,600
Realized gain distributions                                                124,148                318,794
Net change in unrealized appreciation (depreciation)                       204,476               (716,556)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          240,235                 80,343
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,331,317              2,542,863
Cost of units redeemed                                                  (1,014,039)            (3,241,046)
Account charges                                                             (1,790)                  (324)
                                                               --------------------   --------------------
Increase (decrease)                                                        315,488               (698,507)
                                                               --------------------   --------------------
Net increase (decrease)                                                    555,723               (618,164)
Net assets, beginning                                                    3,408,904              4,027,068
                                                               --------------------   --------------------
Net assets, ending                                             $         3,964,627    $         3,408,904
                                                               ====================   ====================

Units sold                                                                 734,203              2,227,504
Units redeemed                                                            (569,738)            (2,469,699)
                                                               --------------------   --------------------
Net increase (decrease)                                                    164,465               (242,195)
Units outstanding, beginning                                             1,935,938              2,178,133
                                                               --------------------   --------------------
Units outstanding, ending                                                2,100,403              1,935,938
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,547,605
Cost of units redeemed/account charges                                                         (6,084,252)
Net investment income (loss)                                                                     (112,159)
Net realized gain (loss)                                                                          658,976
Realized gain distributions                                                                       968,125
Net change in unrealized appreciation (depreciation)                                              (13,668)
                                                                                      --------------------
Net assets                                                                            $         3,964,627
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88              1,730    $         3,249               1.25%               7.3%
12/31/2015                   1.75              1,472              2,576               1.25%              -0.8%
12/31/2014                   1.76                955              1,685               1.25%              10.4%
12/31/2013                   1.60                888              1,419               1.25%              34.7%
12/31/2012                   1.19                543                645               1.25%              13.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                371    $           716               1.00%               7.6%
12/31/2015                   1.79                464                833               1.00%              -0.5%
12/31/2014                   1.80                424                765               1.00%              10.6%
12/31/2013                   1.63                  0                  0               1.00%              35.0%
12/31/2012                   1.21                  0                  0               1.00%              14.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%               7.9%
12/31/2015                   1.84                  0                  0               0.75%              -0.3%
12/31/2014                   1.85                  0                  0               0.75%              10.9%
12/31/2013                   1.66                  0                  0               0.75%              35.4%
12/31/2012                   1.23                  0                  0               0.75%              14.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.50%               8.1%
12/31/2015                   1.89                  0                  0               0.50%               0.0%
12/31/2014                   1.89                  0                  0               0.50%              11.2%
12/31/2013                   1.70                  0                  0               0.50%              35.7%
12/31/2012                   1.25                  0                  0               0.50%              14.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.25%               8.4%
12/31/2015                   1.93                  0                  0               0.25%               0.2%
12/31/2014                   1.93                  0                  0               0.25%              11.5%
12/31/2013                   1.73                  0                  0               0.25%              36.0%
12/31/2012                   1.27                  0                  0               0.25%              15.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.00%               8.7%
12/31/2015                   1.98                  0                  0               0.00%               0.5%
12/31/2014                   1.97                799              1,577               0.00%              11.7%
12/31/2013                   1.77                642              1,134               0.00%              36.4%
12/31/2012                   1.30                619                801               0.00%              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   61,995,655    $   61,405,927         2,513,052
                                                                         ===============   ===============
Receivables: investments sold                                 227,530
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   62,223,185
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   62,223,185        34,531,928    $         1.80
Band 100                                                           --                --              1.83
Band 75                                                            --                --              1.87
Band 50                                                            --                --              1.90
Band 25                                                            --                --              1.93
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $   62,223,185        34,531,928
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      804,286
Mortality & expense charges                                                                      (513,601)
                                                                                           ---------------
Net investment income (loss)                                                                      290,685
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           18,446
Realized gain distributions                                                                     1,344,057
Net change in unrealized appreciation (depreciation)                                            1,178,442
                                                                                           ---------------
Net gain (loss)                                                                                 2,540,945
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,831,630
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           290,685    $            99,727
Net realized gain (loss)                                                    18,446                325,265
Realized gain distributions                                              1,344,057              1,205,520
Net change in unrealized appreciation (depreciation)                     1,178,442             (1,571,449)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,831,630                 59,063
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                38,374,101             13,298,980
Cost of units redeemed                                                 (11,417,783)            (6,696,440)
Account charges                                                            (53,809)               (30,287)
                                                               --------------------   --------------------
Increase (decrease)                                                     26,902,509              6,572,253
                                                               --------------------   --------------------
Net increase (decrease)                                                 29,734,139              6,631,316
Net assets, beginning                                                   32,489,046             25,857,730
                                                               --------------------   --------------------
Net assets, ending                                             $        62,223,185    $        32,489,046
                                                               ====================   ====================

Units sold                                                              25,867,252              8,687,477
Units redeemed                                                         (10,655,688)            (4,807,670)
                                                               --------------------   --------------------
Net increase (decrease)                                                 15,211,564              3,879,807
Units outstanding, beginning                                            19,320,364             15,440,557
                                                               --------------------   --------------------
Units outstanding, ending                                               34,531,928             19,320,364
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        95,078,364
Cost of units redeemed/account charges                                                        (39,387,472)
Net investment income (loss)                                                                      551,165
Net realized gain (loss)                                                                        1,460,185
Realized gain distributions                                                                     3,931,215
Net change in unrealized appreciation (depreciation)                                              589,728
                                                                                      --------------------
Net assets                                                                            $        62,223,185
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80             34,532    $        62,223               1.25%               7.2%
12/31/2015                   1.68             19,320             32,489               1.25%               0.4%
12/31/2014                   1.67             15,441             25,858               1.25%               7.5%
12/31/2013                   1.56             12,668             19,734               1.25%              20.2%
12/31/2012                   1.30              2,619              3,395               1.25%              12.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               1.00%               7.4%
12/31/2015                   1.71                  0                  0               1.00%               0.7%
12/31/2014                   1.70                  0                  0               1.00%               7.8%
12/31/2013                   1.57                  0                  0               1.00%              20.5%
12/31/2012                   1.31                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.75%               7.7%
12/31/2015                   1.73                  0                  0               0.75%               0.9%
12/31/2014                   1.72                  0                  0               0.75%               8.0%
12/31/2013                   1.59                  0                  0               0.75%              20.8%
12/31/2012                   1.32                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.50%               8.0%
12/31/2015                   1.76                  0                  0               0.50%               1.2%
12/31/2014                   1.74                  0                  0               0.50%               8.3%
12/31/2013                   1.61                  0                  0               0.50%              21.1%
12/31/2012                   1.33                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.25%               8.2%
12/31/2015                   1.79                  0                  0               0.25%               1.4%
12/31/2014                   1.76                  0                  0               0.25%               8.6%
12/31/2013                   1.62                  0                  0               0.25%              21.4%
12/31/2012                   1.34                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%               8.5%
12/31/2015                   1.81                  0                  0               0.00%               1.7%
12/31/2014                   1.78                  0                  0               0.00%               8.9%
12/31/2013                   1.64                  0                  0               0.00%              21.7%
12/31/2012                   1.35                  0                  0               0.00%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.6%
                 2014                                   1.5%
                 2013                                   2.0%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,100,921    $   12,521,721           528,665
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (48,160)
                                                       ---------------
Net assets                                             $   13,052,761
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   12,803,077         7,253,930    $         1.76
Band 100                                                       87,100            48,488              1.80
Band 75                                                            --                --              1.83
Band 50                                                           156                84              1.86
Band 25                                                            --                --              1.89
Band 0                                                        162,428            84,281              1.93
                                                       ---------------   ---------------
 Total                                                 $   13,052,761         7,386,783
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      196,098
Mortality & expense charges                                                                      (167,002)
                                                                                           ---------------
Net investment income (loss)                                                                       29,096
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          430,649
Realized gain distributions                                                                       326,490
Net change in unrealized appreciation (depreciation)                                              162,226
                                                                                           ---------------
Net gain (loss)                                                                                   919,365
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      948,461
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            29,096    $             6,003
Net realized gain (loss)                                                   430,649                305,924
Realized gain distributions                                                326,490                484,555
Net change in unrealized appreciation (depreciation)                       162,226               (803,846)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          948,461                 (7,364)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,819,129              4,298,879
Cost of units redeemed                                                  (6,712,755)            (2,426,165)
Account charges                                                            (10,533)                (8,327)
                                                               --------------------   --------------------
Increase (decrease)                                                       (904,159)             1,864,387
                                                               --------------------   --------------------
Net increase (decrease)                                                     44,302              1,857,023
Net assets, beginning                                                   13,008,459             11,151,436
                                                               --------------------   --------------------
Net assets, ending                                             $        13,052,761    $        13,008,459
                                                               ====================   ====================

Units sold                                                               3,424,644              2,764,517
Units redeemed                                                          (3,906,800)            (1,647,487)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (482,156)             1,117,030
Units outstanding, beginning                                             7,868,939              6,751,909
                                                               --------------------   --------------------
Units outstanding, ending                                                7,386,783              7,868,939
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        27,494,847
Cost of units redeemed/account charges                                                        (17,758,534)
Net investment income (loss)                                                                       59,028
Net realized gain (loss)                                                                        1,260,271
Realized gain distributions                                                                     1,417,949
Net change in unrealized appreciation (depreciation)                                              579,200
                                                                                      --------------------
Net assets                                                                            $        13,052,761
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76              7,254    $        12,803               1.25%               6.9%
12/31/2015                   1.65              7,740             12,779               1.25%               0.1%
12/31/2014                   1.65              6,636             10,948               1.25%               7.2%
12/31/2013                   1.54              5,664              8,719               1.25%              19.8%
12/31/2012                   1.28              4,096              5,262               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 48    $            87               1.00%               7.2%
12/31/2015                   1.68                  0                  0               1.00%               0.3%
12/31/2014                   1.67                  0                  0               1.00%               7.4%
12/31/2013                   1.56                  0                  0               1.00%              20.1%
12/31/2012                   1.29                  0                  0               1.00%              12.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%               7.4%
12/31/2015                   1.70                  0                  0               0.75%               0.6%
12/31/2014                   1.69                  0                  0               0.75%               7.7%
12/31/2013                   1.57                  0                  0               0.75%              20.4%
12/31/2012                   1.30                  0                  0               0.75%              13.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.50%               7.7%
12/31/2015                   1.73                  0                  0               0.50%               0.8%
12/31/2014                   1.71                  0                  0               0.50%               8.0%
12/31/2013                   1.59                  0                  0               0.50%              20.7%
12/31/2012                   1.31                  0                  0               0.50%              13.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.25%               8.0%
12/31/2015                   1.75                  0                  0               0.25%               1.1%
12/31/2014                   1.74                  0                  0               0.25%               8.2%
12/31/2013                   1.60                  0                  0               0.25%              21.0%
12/31/2012                   1.32                  0                  0               0.25%              13.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                 84    $           162               0.00%               8.2%
12/31/2015                   1.78                129                229               0.00%               1.3%
12/31/2014                   1.76                116                203               0.00%               8.5%
12/31/2013                   1.62                124                200               0.00%              21.3%
12/31/2012                   1.33                  0                  0               0.00%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.3%
                 2014                                   1.2%
                 2013                                   1.3%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      549,088    $      565,321            53,582
                                                                         ===============   ===============
Receivables: investments sold                                     668
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      549,756
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      549,756           358,612    $         1.53
Band 100                                                           --                --              1.57
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.65
Band 25                                                            --                --              1.70
Band 0                                                             --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $      549,756           358,612
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       48,770
Mortality & expense charges                                                                       (10,199)
                                                                                           ---------------
Net investment income (loss)                                                                       38,571
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (156,131)
Realized gain distributions                                                                             0
Net change in unrealized appreciation (depreciation)                                              221,092
                                                                                           ---------------
Net gain (loss)                                                                                    64,961
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      103,532
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            38,571    $           141,538
Net realized gain (loss)                                                  (156,131)               (37,692)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       221,092               (201,380)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          103,532                (97,534)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   145,417              2,612,833
Cost of units redeemed                                                  (1,023,293)            (5,797,752)
Account charges                                                               (350)                  (536)
                                                               --------------------   --------------------
Increase (decrease)                                                       (878,226)            (3,185,455)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (774,694)            (3,282,989)
Net assets, beginning                                                    1,324,450              4,607,439
                                                               --------------------   --------------------
Net assets, ending                                             $           549,756    $         1,324,450
                                                               ====================   ====================

Units sold                                                                 103,625              1,823,770
Units redeemed                                                            (737,919)            (3,987,916)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (634,294)            (2,164,146)
Units outstanding, beginning                                               992,906              3,157,052
                                                               --------------------   --------------------
Units outstanding, ending                                                  358,612                992,906
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,574,587
Cost of units redeemed/account charges                                                        (19,525,985)
Net investment income (loss)                                                                    2,895,818
Net realized gain (loss)                                                                         (388,028)
Realized gain distributions                                                                         9,597
Net change in unrealized appreciation (depreciation)                                              (16,233)
                                                                                      --------------------
Net assets                                                                            $           549,756
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                359    $           550               1.25%              14.9%
12/31/2015                   1.33                993              1,324               1.25%              -8.6%
12/31/2014                   1.46              3,157              4,607               1.25%              -0.7%
12/31/2013                   1.47              3,250              4,779               1.25%               5.1%
12/31/2012                   1.40              3,926              5,493               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               1.00%              15.2%
12/31/2015                   1.36                  0                  0               1.00%              -8.4%
12/31/2014                   1.49                  0                  0               1.00%              -0.5%
12/31/2013                   1.50                  0                  0               1.00%               5.4%
12/31/2012                   1.42                  0                  0               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%              15.5%
12/31/2015                   1.40                  0                  0               0.75%              -8.1%
12/31/2014                   1.52                  0                  0               0.75%              -0.3%
12/31/2013                   1.52                  0                  0               0.75%               5.6%
12/31/2012                   1.44                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.50%              15.8%
12/31/2015                   1.43                  0                  0               0.50%              -7.9%
12/31/2014                   1.55                  0                  0               0.50%               0.0%
12/31/2013                   1.55                  0                  0               0.50%               5.9%
12/31/2012                   1.47                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.25%              16.1%
12/31/2015                   1.46                  0                  0               0.25%              -7.7%
12/31/2014                   1.58                  0                  0               0.25%               0.2%
12/31/2013                   1.58                  0                  0               0.25%               6.2%
12/31/2012                   1.49                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.00%              16.4%
12/31/2015                   1.50                  0                  0               0.00%              -7.4%
12/31/2014                   1.62                  0                  0               0.00%               0.5%
12/31/2013                   1.61                  0                  0               0.00%               6.4%
12/31/2012                   1.51                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.2%
                 2015                                   6.0%
                 2014                                   6.3%
                 2013                                   6.0%
                 2012                                   7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,440,470    $    1,502,904           140,608
                                                                         ===============   ===============
Receivables: investments sold                                   2,171
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,442,641
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,075,775           677,334    $         1.59
Band 100                                                      366,866           224,727              1.63
Band 75                                                            --                --              1.68
Band 50                                                            --                --              1.72
Band 25                                                            --                --              1.77
Band 0                                                             --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $    1,442,641           902,061
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       77,483
Mortality & expense charges                                                                       (16,712)
                                                                                           ---------------
Net investment income (loss)                                                                       60,771
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (101,253)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              225,534
                                                                                           ---------------
Net gain (loss)                                                                                   124,281
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      185,052
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            60,771    $            91,773
Net realized gain (loss)                                                  (101,253)               (35,837)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       225,534               (200,327)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          185,052               (144,391)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   375,026                414,043
Cost of units redeemed                                                    (713,678)            (1,146,591)
Account charges                                                               (831)                (1,920)
                                                               --------------------   --------------------
Increase (decrease)                                                       (339,483)              (734,468)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (154,431)              (878,859)
Net assets, beginning                                                    1,597,072              2,475,931
                                                               --------------------   --------------------
Net assets, ending                                             $         1,442,641    $         1,597,072
                                                               ====================   ====================

Units sold                                                                 257,257                273,777
Units redeemed                                                            (502,821)              (744,749)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (245,564)              (470,972)
Units outstanding, beginning                                             1,147,625              1,618,597
                                                               --------------------   --------------------
Units outstanding, ending                                                  902,061              1,147,625
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,344,332
Cost of units redeemed/account charges                                                        (11,391,075)
Net investment income (loss)                                                                    1,377,697
Net realized gain (loss)                                                                          170,365
Realized gain distributions                                                                         3,756
Net change in unrealized appreciation (depreciation)                                              (62,434)
                                                                                      --------------------
Net assets                                                                            $         1,442,641
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                677    $         1,076               1.25%              14.6%
12/31/2015                   1.39                976              1,354               1.25%              -8.9%
12/31/2014                   1.52              1,396              2,124               1.25%              -1.1%
12/31/2013                   1.54              2,625              4,038               1.25%               4.8%
12/31/2012                   1.47              2,774              4,072               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                225    $           367               1.00%              14.8%
12/31/2015                   1.42                171                243               1.00%              -8.7%
12/31/2014                   1.56                188                292               1.00%              -0.8%
12/31/2013                   1.57                  0                  0               1.00%               5.0%
12/31/2012                   1.49                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.75%              15.1%
12/31/2015                   1.46                  0                  0               0.75%              -8.4%
12/31/2014                   1.59                  0                  0               0.75%              -0.6%
12/31/2013                   1.60                  0                  0               0.75%               5.3%
12/31/2012                   1.52                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.50%              15.4%
12/31/2015                   1.49                  0                  0               0.50%              -8.2%
12/31/2014                   1.63                  0                  0               0.50%              -0.3%
12/31/2013                   1.63                  0                  0               0.50%               5.6%
12/31/2012                   1.55                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.25%              15.7%
12/31/2015                   1.53                  0                  0               0.25%              -8.0%
12/31/2014                   1.66                  0                  0               0.25%              -0.1%
12/31/2013                   1.67                  0                  0               0.25%               5.8%
12/31/2012                   1.57                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.00%              16.0%
12/31/2015                   1.57                  0                  0               0.00%              -7.7%
12/31/2014                   1.70                 35                 60               0.00%               0.2%
12/31/2013                   1.70                119                203               0.00%               6.1%
12/31/2012                   1.60                275                440               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.1%
                 2015                                   5.7%
                 2014                                   4.6%
                 2013                                   5.8%
                 2012                                   6.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R4 CLASS - 140543844

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   40,322,266    $   35,051,793           921,694
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (16,585)
                                                       ---------------
Net assets                                             $   40,305,681
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   40,305,681        28,006,705    $         1.44
Band 100                                                           --                --              1.48
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.55
Band 25                                                            --                --              1.59
Band 0                                                             --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $   40,305,681        28,006,705
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      978,283
Mortality & expense charges                                                                      (501,282)
                                                                                           ---------------
Net investment income (loss)                                                                      477,001
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          949,891
Realized gain distributions                                                                     1,102,585
Net change in unrealized appreciation (depreciation)                                             (448,971)
                                                                                           ---------------
Net gain (loss)                                                                                 1,603,505
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,080,506
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           477,001    $           446,015
Net realized gain (loss)                                                   949,891              1,787,941
Realized gain distributions                                              1,102,585                657,894
Net change in unrealized appreciation (depreciation)                      (448,971)            (4,352,569)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,080,506             (1,460,719)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,648,245              7,294,655
Cost of units redeemed                                                  (9,799,806)           (11,046,306)
Account charges                                                             (7,871)                (6,644)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,159,432)            (3,758,295)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,078,926)            (5,219,014)
Net assets, beginning                                                   41,384,607             46,603,621
                                                               --------------------   --------------------
Net assets, ending                                             $        40,305,681    $        41,384,607
                                                               ====================   ====================

Units sold                                                               5,757,342              5,363,348
Units redeemed                                                          (7,944,182)            (8,016,275)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,186,840)            (2,652,927)
Units outstanding, beginning                                            30,193,545             32,846,472
                                                               --------------------   --------------------
Units outstanding, ending                                               28,006,705             30,193,545
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        98,124,343
Cost of units redeemed/account charges                                                        (74,566,349)
Net investment income (loss)                                                                    4,790,137
Net realized gain (loss)                                                                        3,429,890
Realized gain distributions                                                                     3,257,187
Net change in unrealized appreciation (depreciation)                                            5,270,473
                                                                                      --------------------
Net assets                                                                            $        40,305,681
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44             28,007    $        40,306               1.25%               5.2%
12/31/2015                   1.37             29,779             40,748               1.25%              -3.4%
12/31/2014                   1.42             32,395             45,896               1.25%               2.7%
12/31/2013                   1.38             35,430             48,884               1.25%              23.3%
12/31/2012                   1.12             42,309             47,339               1.25%              17.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.00%               5.4%
12/31/2015                   1.40                  0                  0               1.00%              -3.2%
12/31/2014                   1.45                  0                  0               1.00%               2.9%
12/31/2013                   1.40                  0                  0               1.00%              23.6%
12/31/2012                   1.14                  0                  0               1.00%              17.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%               5.7%
12/31/2015                   1.43                  0                  0               0.75%              -2.9%
12/31/2014                   1.48                  0                  0               0.75%               3.2%
12/31/2013                   1.43                  0                  0               0.75%              23.9%
12/31/2012                   1.15                  0                  0               0.75%              18.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.50%               6.0%
12/31/2015                   1.47                  0                  0               0.50%              -2.7%
12/31/2014                   1.51                  0                  0               0.50%               3.5%
12/31/2013                   1.46                  0                  0               0.50%              24.2%
12/31/2012                   1.17                  0                  0               0.50%              18.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.25%               6.2%
12/31/2015                   1.50                  0                  0               0.25%              -2.4%
12/31/2014                   1.54                  0                  0               0.25%               3.7%
12/31/2013                   1.48                  0                  0               0.25%              24.6%
12/31/2012                   1.19                  0                  0               0.25%              18.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.00%               6.5%
12/31/2015                   1.54                415                637               0.00%              -2.2%
12/31/2014                   1.57                451                708               0.00%               4.0%
12/31/2013                   1.51                355                536               0.00%              24.9%
12/31/2012                   1.21                238                288               0.00%              19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   2.3%
                 2014                                   2.2%
                 2013                                   2.3%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME FUND R3 CLASS - 140543851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,804,739    $   10,200,906           271,384
                                                                         ===============   ===============
Receivables: investments sold                                  14,065
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,818,804
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,333,135         6,669,435    $         1.55
Band 100                                                    1,216,694           764,013              1.59
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.68
Band 25                                                            --                --              1.73
Band 0                                                        268,975           151,327              1.78
                                                       ---------------   ---------------
 Total                                                 $   11,818,804         7,584,775
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      262,756
Mortality & expense charges                                                                      (147,242)
                                                                                           ---------------
Net investment income (loss)                                                                      115,514
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          708,826
Realized gain distributions                                                                       325,445
Net change in unrealized appreciation (depreciation)                                             (606,084)
                                                                                           ---------------
Net gain (loss)                                                                                   428,187
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      543,701
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           115,514    $           124,779
Net realized gain (loss)                                                   708,826              1,179,194
Realized gain distributions                                                325,445                235,538
Net change in unrealized appreciation (depreciation)                      (606,084)            (2,008,663)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          543,701               (469,152)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,677,070              3,044,334
Cost of units redeemed                                                  (5,075,313)            (4,963,610)
Account charges                                                             (8,256)               (11,547)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,406,499)            (1,930,823)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,862,798)            (2,399,975)
Net assets, beginning                                                   14,681,602             17,081,577
                                                               --------------------   --------------------
Net assets, ending                                             $        11,818,804    $        14,681,602
                                                               ====================   ====================

Units sold                                                               1,150,649              2,174,493
Units redeemed                                                          (3,386,318)            (3,388,450)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,235,669)            (1,213,957)
Units outstanding, beginning                                             9,820,444             11,034,401
                                                               --------------------   --------------------
Units outstanding, ending                                                7,584,775              9,820,444
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        51,085,181
Cost of units redeemed/account charges                                                        (48,117,306)
Net investment income (loss)                                                                    1,416,930
Net realized gain (loss)                                                                        4,747,388
Realized gain distributions                                                                     1,082,778
Net change in unrealized appreciation (depreciation)                                            1,603,833
                                                                                      --------------------
Net assets                                                                            $        11,818,804
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55              6,669    $        10,333               1.25%               4.8%
12/31/2015                   1.48              8,325             12,304               1.25%              -3.7%
12/31/2014                   1.53              9,623             14,768               1.25%               2.4%
12/31/2013                   1.50             13,579             20,357               1.25%              23.0%
12/31/2012                   1.22             13,196             16,088               1.25%              17.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                764    $         1,217               1.00%               5.1%
12/31/2015                   1.52                791              1,198               1.00%              -3.5%
12/31/2014                   1.57                744              1,168               1.00%               2.6%
12/31/2013                   1.53                 11                 17               1.00%              23.3%
12/31/2012                   1.24                 12                 15               1.00%              17.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               5.4%
12/31/2015                   1.55                  0                  0               0.75%              -3.2%
12/31/2014                   1.61                  0                  0               0.75%               2.9%
12/31/2013                   1.56                  0                  0               0.75%              23.6%
12/31/2012                   1.26                  0                  0               0.75%              17.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.50%               5.6%
12/31/2015                   1.59                  0                  0               0.50%              -3.0%
12/31/2014                   1.64                  0                  0               0.50%               3.1%
12/31/2013                   1.59                  0                  0               0.50%              23.9%
12/31/2012                   1.28                  0                  0               0.50%              18.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.25%               5.9%
12/31/2015                   1.63                  0                  0               0.25%              -2.7%
12/31/2014                   1.68                  0                  0               0.25%               3.4%
12/31/2013                   1.62                  0                  0               0.25%              24.2%
12/31/2012                   1.31                  0                  0               0.25%              18.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                151    $           269               0.00%               6.1%
12/31/2015                   1.67                705              1,180               0.00%              -2.5%
12/31/2014                   1.72                667              1,146               0.00%               3.7%
12/31/2013                   1.66              1,060              1,756               0.00%              24.5%
12/31/2012                   1.33              1,380              1,836               0.00%              18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.9%
                 2014                                   1.7%
                 2013                                   2.2%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.16
Band 100                                                           --                --              1.18
Band 75                                                            --                --              1.20
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.24
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.25%              -0.2%
12/31/2015                   1.16                  0                  0               1.25%              -1.8%
12/31/2014                   1.19                  0                  0               1.25%              -3.6%
12/31/2013                   1.23                  0                  0               1.25%              19.0%
12/31/2012                   1.03                  0                  0               1.25%              18.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.00%               0.0%
12/31/2015                   1.18                  0                  0               1.00%              -1.5%
12/31/2014                   1.20                  0                  0               1.00%              -3.3%
12/31/2013                   1.24                  0                  0               1.00%              19.3%
12/31/2012                   1.04                  0                  0               1.00%              18.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.75%               0.2%
12/31/2015                   1.20                  0                  0               0.75%              -1.3%
12/31/2014                   1.21                  0                  0               0.75%              -3.1%
12/31/2013                   1.25                  0                  0               0.75%              19.6%
12/31/2012                   1.04                  0                  0               0.75%              18.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               0.5%
12/31/2015                   1.21                  0                  0               0.50%              -1.0%
12/31/2014                   1.22                  0                  0               0.50%              -2.8%
12/31/2013                   1.26                  0                  0               0.50%              19.9%
12/31/2012                   1.05                  0                  0               0.50%              19.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%               0.8%
12/31/2015                   1.23                  0                  0               0.25%              -0.8%
12/31/2014                   1.24                  0                  0               0.25%              -2.6%
12/31/2013                   1.27                  0                  0               0.25%              20.2%
12/31/2012                   1.06                  0                  0               0.25%              19.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%               1.0%
12/31/2015                   1.24                  0                  0               0.00%              -0.5%
12/31/2014                   1.25                  0                  0               0.00%              -2.4%
12/31/2013                   1.28                  0                  0               0.00%              20.5%
12/31/2012                   1.06                  0                  0               0.00%              19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   59,217,495    $   56,789,570         1,349,173
                                                                         ===============   ===============
Receivables: investments sold                                 483,441
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   59,700,936
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   52,547,237        43,267,308    $         1.21
Band 100                                                           --                --              1.25
Band 75                                                            --                --              1.28
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.34
Band 0                                                      7,153,699         5,186,200              1.38
                                                       ---------------   ---------------
 Total                                                 $   59,700,936        48,453,508
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      747,206
Mortality & expense charges                                                                      (653,709)
                                                                                           ---------------
Net investment income (loss)                                                                       93,497
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          349,827
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (630,866)
                                                                                           ---------------
Net gain (loss)                                                                                  (281,039)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (187,542)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            93,497    $           322,343
Net realized gain (loss)                                                   349,827              3,036,449
Realized gain distributions                                                     --                779,625
Net change in unrealized appreciation (depreciation)                      (630,866)            (5,042,861)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (187,542)              (904,444)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,087,288             17,733,688
Cost of units redeemed                                                 (12,056,079)           (21,549,294)
Account charges                                                            (56,756)               (65,236)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,025,547)            (3,880,842)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,213,089)            (4,785,286)
Net assets, beginning                                                   60,914,025             65,699,311
                                                               --------------------   --------------------
Net assets, ending                                             $        59,700,936    $        60,914,025
                                                               ====================   ====================

Units sold                                                              10,789,317             14,067,463
Units redeemed                                                         (11,617,168)           (17,008,875)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (827,851)            (2,941,412)
Units outstanding, beginning                                            49,281,359             52,222,771
                                                               --------------------   --------------------
Units outstanding, ending                                               48,453,508             49,281,359
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       154,695,340
Cost of units redeemed/account charges                                                       (105,769,438)
Net investment income (loss)                                                                    1,571,249
Net realized gain (loss)                                                                        4,798,734
Realized gain distributions                                                                     1,977,126
Net change in unrealized appreciation (depreciation)                                            2,427,925
                                                                                      --------------------
Net assets                                                                            $        59,700,936
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21             43,267    $        52,547               1.25%              -0.6%
12/31/2015                   1.22             44,399             54,226               1.25%              -2.1%
12/31/2014                   1.25             47,905             59,735               1.25%              -3.9%
12/31/2013                   1.30             49,517             64,229               1.25%              18.7%
12/31/2012                   1.09             39,430             43,096               1.25%              17.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.00%              -0.3%
12/31/2015                   1.25                  0                  0               1.00%              -1.8%
12/31/2014                   1.27                  0                  0               1.00%              -3.6%
12/31/2013                   1.32                  0                  0               1.00%              19.0%
12/31/2012                   1.11                  0                  0               1.00%              18.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%              -0.1%
12/31/2015                   1.28                  0                  0               0.75%              -1.6%
12/31/2014                   1.30                  0                  0               0.75%              -3.4%
12/31/2013                   1.34                  0                  0               0.75%              19.3%
12/31/2012                   1.13                  0                  0               0.75%              18.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%               0.2%
12/31/2015                   1.31                  0                  0               0.50%              -1.3%
12/31/2014                   1.33                  0                  0               0.50%              -3.1%
12/31/2013                   1.37                  0                  0               0.50%              19.6%
12/31/2012                   1.14                  0                  0               0.50%              18.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               0.4%
12/31/2015                   1.34                  0                  0               0.25%              -1.1%
12/31/2014                   1.35                  0                  0               0.25%              -2.9%
12/31/2013                   1.39                  0                  0               0.25%              19.9%
12/31/2012                   1.16                  0                  0               0.25%              18.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38              5,186    $         7,154               0.00%               0.7%
12/31/2015                   1.37              4,882              6,688               0.00%              -0.8%
12/31/2014                   1.38              4,318              5,964               0.00%              -2.7%
12/31/2013                   1.42              3,888              5,518               0.00%              20.2%
12/31/2012                   1.18              3,697              4,365               0.00%              19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.7%
                 2014                                   1.3%
                 2013                                   1.1%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,424,971    $   14,727,696           349,816
                                                                         ===============   ===============
Receivables: investments sold                                  54,395
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   15,479,366
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   13,658,148        10,524,783    $         1.30
Band 100                                                    1,115,697           836,439              1.33
Band 75                                                            --                --              1.37
Band 50                                                       195,647           138,835              1.41
Band 25                                                            --                --              1.45
Band 0                                                        509,874           342,471              1.49
                                                       ---------------   ---------------
 Total                                                 $   15,479,366        11,842,528
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      145,319
Mortality & expense charges                                                                      (196,012)
                                                                                           ---------------
Net investment income (loss)                                                                      (50,693)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          330,211
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (446,222)
                                                                                           ---------------
Net gain (loss)                                                                                  (116,011)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (166,704)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (50,693)   $            13,696
Net realized gain (loss)                                                   330,211              2,627,196
Realized gain distributions                                                     --                251,866
Net change in unrealized appreciation (depreciation)                      (446,222)            (3,026,907)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (166,704)              (134,149)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,329,512              5,507,725
Cost of units redeemed                                                  (7,313,652)           (12,534,615)
Account charges                                                            (13,096)               (17,297)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,997,236)            (7,044,187)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,163,940)            (7,178,336)
Net assets, beginning                                                   19,643,306             26,821,642
                                                               --------------------   --------------------
Net assets, ending                                             $        15,479,366    $        19,643,306
                                                               ====================   ====================

Units sold                                                               2,607,933              5,423,969
Units redeemed                                                          (5,580,561)           (10,336,785)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,972,628)            (4,912,816)
Units outstanding, beginning                                            14,815,156             19,727,972
                                                               --------------------   --------------------
Units outstanding, ending                                               11,842,528             14,815,156
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        68,852,794
Cost of units redeemed/account charges                                                        (59,576,667)
Net investment income (loss)                                                                      221,252
Net realized gain (loss)                                                                        4,454,826
Realized gain distributions                                                                       829,886
Net change in unrealized appreciation (depreciation)                                              697,275
                                                                                      --------------------
Net assets                                                                            $        15,479,366
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30             10,525    $        13,658               1.25%              -0.9%
12/31/2015                   1.31             12,498             16,359               1.25%              -2.3%
12/31/2014                   1.34             16,585             22,231               1.25%              -4.1%
12/31/2013                   1.40             19,001             26,565               1.25%              18.3%
12/31/2012                   1.18             16,301             19,264               1.25%              17.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                836    $         1,116               1.00%              -0.6%
12/31/2015                   1.34              1,008              1,353               1.00%              -2.1%
12/31/2014                   1.37                887              1,216               1.00%              -3.9%
12/31/2013                   1.43                103                147               1.00%              18.6%
12/31/2012                   1.20                 98                118               1.00%              17.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.75%              -0.4%
12/31/2015                   1.38                  0                  0               0.75%              -1.9%
12/31/2014                   1.40                  0                  0               0.75%              -3.6%
12/31/2013                   1.46                  0                  0               0.75%              18.9%
12/31/2012                   1.22                  0                  0               0.75%              18.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                139    $           196               0.50%              -0.1%
12/31/2015                   1.41                141                199               0.50%              -1.6%
12/31/2014                   1.43                140                201               0.50%              -3.4%
12/31/2013                   1.48                148                219               0.50%              19.2%
12/31/2012                   1.25                143                178               0.50%              18.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.25%               0.1%
12/31/2015                   1.45                  0                  0               0.25%              -1.4%
12/31/2014                   1.47                  0                  0               0.25%              -3.2%
12/31/2013                   1.51                  0                  0               0.25%              19.5%
12/31/2012                   1.27                  0                  0               0.25%              18.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                342    $           510               0.00%               0.4%
12/31/2015                   1.48              1,168              1,732               0.00%              -1.1%
12/31/2014                   1.50              2,116              3,174               0.00%              -2.9%
12/31/2013                   1.54              2,096              3,239               0.00%              19.8%
12/31/2012                   1.29              2,226              2,871               0.00%              18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.2%
                 2014                                   1.0%
                 2013                                   0.8%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   20,201,892    $   16,941,091           372,624
                                                                         ===============   ===============
Receivables: investments sold                                  42,789
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   20,244,681
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   20,244,681        11,134,916    $         1.82
Band 100                                                           --                --              1.87
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.96
Band 25                                                            --                --              2.01
Band 0                                                             --                --              2.07
                                                       ---------------   ---------------
 Total                                                 $   20,244,681        11,134,916
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      308,452
Mortality & expense charges                                                                      (242,334)
                                                                                           ---------------
Net investment income (loss)                                                                       66,118
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          989,752
Realized gain distributions                                                                       610,482
Net change in unrealized appreciation (depreciation)                                              403,139
                                                                                           ---------------
Net gain (loss)                                                                                 2,003,373
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,069,491
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            66,118    $            36,707
Net realized gain (loss)                                                   989,752                660,147
Realized gain distributions                                                610,482                835,879
Net change in unrealized appreciation (depreciation)                       403,139             (1,176,126)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,069,491                356,607
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,970,475              5,045,072
Cost of units redeemed                                                  (7,623,052)            (3,235,699)
Account charges                                                             (2,551)                (2,259)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,655,128)             1,807,114
                                                               --------------------   --------------------
Net increase (decrease)                                                    414,363              2,163,721
Net assets, beginning                                                   19,830,318             17,666,597
                                                               --------------------   --------------------
Net assets, ending                                             $        20,244,681    $        19,830,318
                                                               ====================   ====================

Units sold                                                               3,555,870              3,161,804
Units redeemed                                                          (4,536,429)            (2,063,274)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (980,559)             1,098,530
Units outstanding, beginning                                            12,115,475             11,016,945
                                                               --------------------   --------------------
Units outstanding, ending                                               11,134,916             12,115,475
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,636,159
Cost of units redeemed/account charges                                                        (27,286,347)
Net investment income (loss)                                                                      407,966
Net realized gain (loss)                                                                        3,220,486
Realized gain distributions                                                                     3,005,616
Net change in unrealized appreciation (depreciation)                                            3,260,801
                                                                                      --------------------
Net assets                                                                            $        20,244,681
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82             11,135    $        20,245               1.25%              11.1%
12/31/2015                   1.64             12,115             19,830               1.25%               2.1%
12/31/2014                   1.60             11,017             17,667               1.25%               7.5%
12/31/2013                   1.49             11,100             16,551               1.25%              29.8%
12/31/2012                   1.15             13,264             15,233               1.25%              15.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               1.00%              11.4%
12/31/2015                   1.67                  0                  0               1.00%               2.3%
12/31/2014                   1.64                  0                  0               1.00%               7.8%
12/31/2013                   1.52                  0                  0               1.00%              30.2%
12/31/2012                   1.17                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%              11.6%
12/31/2015                   1.71                  0                  0               0.75%               2.6%
12/31/2014                   1.67                  0                  0               0.75%               8.1%
12/31/2013                   1.55                  0                  0               0.75%              30.5%
12/31/2012                   1.18                  0                  0               0.75%              16.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%              11.9%
12/31/2015                   1.75                  0                  0               0.50%               2.8%
12/31/2014                   1.71                  0                  0               0.50%               8.4%
12/31/2013                   1.57                  0                  0               0.50%              30.8%
12/31/2012                   1.20                  0                  0               0.50%              16.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.25%              12.2%
12/31/2015                   1.79                  0                  0               0.25%               3.1%
12/31/2014                   1.74                  0                  0               0.25%               8.6%
12/31/2013                   1.60                  0                  0               0.25%              31.1%
12/31/2012                   1.22                  0                  0               0.25%              16.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               0.00%              12.5%
12/31/2015                   1.84                  0                  0               0.00%               3.4%
12/31/2014                   1.78                  0                  0               0.00%               8.9%
12/31/2013                   1.63                  0                  0               0.00%              31.5%
12/31/2012                   1.24                  0                  0               0.00%              17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.4%
                 2014                                   1.7%
                 2013                                   1.3%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,610,713    $    9,000,846           195,402
                                                                         ===============   ===============
Receivables: investments sold                                   1,617
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   10,612,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,711,854         4,940,468    $         1.76
Band 100                                                    1,470,086           812,686              1.81
Band 75                                                            --                --              1.86
Band 50                                                        98,768            51,891              1.90
Band 25                                                            --                --              1.95
Band 0                                                        331,622           165,575              2.00
                                                       ---------------   ---------------
 Total                                                 $   10,612,330         5,970,620
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      141,998
Mortality & expense charges                                                                      (131,653)
                                                                                           ---------------
Net investment income (loss)                                                                       10,345
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          757,183
Realized gain distributions                                                                       335,981
Net change in unrealized appreciation (depreciation)                                               (4,734)
                                                                                           ---------------
Net gain (loss)                                                                                 1,088,430
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,098,775
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,345    $           (13,911)
Net realized gain (loss)                                                   757,183              2,178,602
Realized gain distributions                                                335,981                634,750
Net change in unrealized appreciation (depreciation)                        (4,734)            (2,444,249)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,098,775                355,192
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,028,444              3,090,795
Cost of units redeemed                                                  (5,634,683)            (8,138,442)
Account charges                                                             (4,784)               (10,705)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,611,023)            (5,058,352)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,512,248)            (4,703,160)
Net assets, beginning                                                   13,124,578             17,827,738
                                                               --------------------   --------------------
Net assets, ending                                             $        10,612,330    $        13,124,578
                                                               ====================   ====================

Units sold                                                               1,235,166              2,122,335
Units redeemed                                                          (3,391,597)            (5,294,447)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,156,431)            (3,172,112)
Units outstanding, beginning                                             8,127,051             11,299,163
                                                               --------------------   --------------------
Units outstanding, ending                                                5,970,620              8,127,051
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,842,270
Cost of units redeemed/account charges                                                        (37,419,656)
Net investment income (loss)                                                                      147,732
Net realized gain (loss)                                                                        5,883,766
Realized gain distributions                                                                     2,548,351
Net change in unrealized appreciation (depreciation)                                            1,609,867
                                                                                      --------------------
Net assets                                                                            $        10,612,330
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76              4,940    $         8,712               1.25%              10.8%
12/31/2015                   1.59              6,517             10,376               1.25%               1.8%
12/31/2014                   1.56              9,843             15,401               1.25%               7.2%
12/31/2013                   1.46             12,980             18,944               1.25%              29.5%
12/31/2012                   1.13             12,884             14,525               1.25%              15.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                813    $         1,470               1.00%              11.0%
12/31/2015                   1.63                784              1,277               1.00%               2.0%
12/31/2014                   1.60                688              1,099               1.00%               7.5%
12/31/2013                   1.49                 17                 25               1.00%              29.8%
12/31/2012                   1.14                 17                 19               1.00%              15.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.75%              11.3%
12/31/2015                   1.67                  0                  0               0.75%               2.3%
12/31/2014                   1.63                  0                  0               0.75%               7.7%
12/31/2013                   1.51                  0                  0               0.75%              30.1%
12/31/2012                   1.16                  0                  0               0.75%              15.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                 52    $            99               0.50%              11.6%
12/31/2015                   1.71                 52                 89               0.50%               2.5%
12/31/2014                   1.66                 55                 92               0.50%               8.0%
12/31/2013                   1.54                 49                 75               0.50%              30.4%
12/31/2012                   1.18                 42                 49               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.25%              11.9%
12/31/2015                   1.75                  0                  0               0.25%               2.8%
12/31/2014                   1.70                  0                  0               0.25%               8.3%
12/31/2013                   1.57                  0                  0               0.25%              30.8%
12/31/2012                   1.20                  0                  0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                166    $           332               0.00%              12.1%
12/31/2015                   1.79                774              1,382               0.00%               3.0%
12/31/2014                   1.73                713              1,236               0.00%               8.6%
12/31/2013                   1.60                959              1,531               0.00%              31.1%
12/31/2012                   1.22              1,207              1,470               0.00%              16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.0%
                 2014                                   1.3%
                 2013                                   1.1%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      195,977    $      199,101            14,701
                                                                         ===============   ===============
Receivables: investments sold                                     140
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      196,117
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      196,117           174,565    $         1.12
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.21
Band 25                                                            --                --              1.24
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $      196,117           174,565
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,754
Mortality & expense charges                                                                        (2,917)
                                                                                           ---------------
Net investment income (loss)                                                                         (163)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              321
Realized gain distributions                                                                         1,164
Net change in unrealized appreciation (depreciation)                                                 (781)
                                                                                           ---------------
Net gain (loss)                                                                                       704
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          541
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (163)   $                36
Net realized gain (loss)                                                       321                     15
Realized gain distributions                                                  1,164                    574
Net change in unrealized appreciation (depreciation)                          (781)                (1,638)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              541                 (1,013)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    23,571                 56,822
Cost of units redeemed                                                     (78,270)                (5,932)
Account charges                                                                (56)                  (143)
                                                               --------------------   --------------------
Increase (decrease)                                                        (54,755)                50,747
                                                               --------------------   --------------------
Net increase (decrease)                                                    (54,214)                49,734
Net assets, beginning                                                      250,331                200,597
                                                               --------------------   --------------------
Net assets, ending                                             $           196,117    $           250,331
                                                               ====================   ====================

Units sold                                                                  21,240                 50,208
Units redeemed                                                             (69,195)                (5,386)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (47,955)                44,822
Units outstanding, beginning                                               222,520                177,698
                                                               --------------------   --------------------
Units outstanding, ending                                                  174,565                222,520
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,101,060
Cost of units redeemed/account charges                                                         (3,910,635)
Net investment income (loss)                                                                       18,230
Net realized gain (loss)                                                                          (11,152)
Realized gain distributions                                                                         1,738
Net change in unrealized appreciation (depreciation)                                               (3,124)
                                                                                      --------------------
Net assets                                                                            $           196,117
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                175    $           196               1.25%              -0.1%
12/31/2015                   1.12                223                250               1.25%              -0.3%
12/31/2014                   1.13                178                201               1.25%               0.6%
12/31/2013                   1.12              1,846              2,071               1.25%              -2.4%
12/31/2012                   1.15              1,674              1,924               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%               0.1%
12/31/2015                   1.15                  0                  0               1.00%              -0.1%
12/31/2014                   1.15                  0                  0               1.00%               0.9%
12/31/2013                   1.14                  0                  0               1.00%              -2.2%
12/31/2012                   1.17                  0                  0               1.00%               1.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%               0.4%
12/31/2015                   1.18                  0                  0               0.75%               0.2%
12/31/2014                   1.18                  0                  0               0.75%               1.1%
12/31/2013                   1.16                  0                  0               0.75%              -1.9%
12/31/2012                   1.19                  0                  0               0.75%               1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.50%               0.6%
12/31/2015                   1.21                  0                  0               0.50%               0.4%
12/31/2014                   1.20                  0                  0               0.50%               1.4%
12/31/2013                   1.18                  0                  0               0.50%              -1.7%
12/31/2012                   1.20                  0                  0               0.50%               2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%               0.9%
12/31/2015                   1.23                  0                  0               0.25%               0.7%
12/31/2014                   1.23                  0                  0               0.25%               1.7%
12/31/2013                   1.21                  0                  0               0.25%              -1.4%
12/31/2012                   1.22                  0                  0               0.25%               2.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%               1.1%
12/31/2015                   1.26                  0                  0               0.00%               0.9%
12/31/2014                   1.25                  0                  0               0.00%               1.9%
12/31/2013                   1.23                  0                  0               0.00%              -1.2%
12/31/2012                   1.24                  0                  0               0.00%               2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   1.7%
                 2013                                   1.3%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      930,590    $      943,491            69,848
                                                                         ===============   ===============
Receivables: investments sold                                   1,190
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      931,780
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      355,915           323,540    $         1.10
Band 100                                                      575,865           509,299              1.13
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $      931,780           832,839
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,651
Mortality & expense charges                                                                        (9,260)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,609)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              696
Realized gain distributions                                                                         5,529
Net change in unrealized appreciation (depreciation)                                               (7,175)
                                                                                           ---------------
Net gain (loss)                                                                                      (950)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,559)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,609)   $            (1,228)
Net realized gain (loss)                                                       696                    949
Realized gain distributions                                                  5,529                  1,400
Net change in unrealized appreciation (depreciation)                        (7,175)                (1,686)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,559)                  (565)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   619,139                188,543
Cost of units redeemed                                                    (293,429)              (499,333)
Account charges                                                               (286)                  (627)
                                                               --------------------   --------------------
Increase (decrease)                                                        325,424               (311,417)
                                                               --------------------   --------------------
Net increase (decrease)                                                    322,865               (311,982)
Net assets, beginning                                                      608,915                920,897
                                                               --------------------   --------------------
Net assets, ending                                             $           931,780    $           608,915
                                                               ====================   ====================

Units sold                                                                 548,165                212,484
Units redeemed                                                            (258,649)              (486,713)
                                                               --------------------   --------------------
Net increase (decrease)                                                    289,516               (274,229)
Units outstanding, beginning                                               543,323                817,552
                                                               --------------------   --------------------
Units outstanding, ending                                                  832,839                543,323
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,756,550
Cost of units redeemed/account charges                                                         (4,970,300)
Net investment income (loss)                                                                       98,144
Net realized gain (loss)                                                                           53,358
Realized gain distributions                                                                         6,929
Net change in unrealized appreciation (depreciation)                                              (12,901)
                                                                                      --------------------
Net assets                                                                            $           931,780
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                324    $           356               1.25%              -0.4%
12/31/2015                   1.10                358                395               1.25%              -0.7%
12/31/2014                   1.11                599                666               1.25%               0.3%
12/31/2013                   1.11                671                744               1.25%              -2.7%
12/31/2012                   1.14                617                703               1.25%               1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                509    $           576               1.00%              -0.2%
12/31/2015                   1.13                157                178               1.00%              -0.4%
12/31/2014                   1.14                162                184               1.00%               0.6%
12/31/2013                   1.13                  0                  0               1.00%              -2.5%
12/31/2012                   1.16                  0                  0               1.00%               1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               0.1%
12/31/2015                   1.16                  0                  0               0.75%              -0.2%
12/31/2014                   1.16                  0                  0               0.75%               0.8%
12/31/2013                   1.15                  0                  0               0.75%              -2.2%
12/31/2012                   1.18                  0                  0               0.75%               1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%               0.3%
12/31/2015                   1.19                  0                  0               0.50%               0.1%
12/31/2014                   1.19                  0                  0               0.50%               1.1%
12/31/2013                   1.18                  0                  0               0.50%              -2.0%
12/31/2012                   1.20                  0                  0               0.50%               1.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               0.6%
12/31/2015                   1.22                  0                  0               0.25%               0.3%
12/31/2014                   1.22                  0                  0               0.25%               1.3%
12/31/2013                   1.20                  0                  0               0.25%              -1.8%
12/31/2012                   1.22                  0                  0               0.25%               2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%               0.8%
12/31/2015                   1.25                 29                 36               0.00%               0.6%
12/31/2014                   1.24                 57                 71               0.00%               1.6%
12/31/2013                   1.23                 55                 68               0.00%              -1.5%
12/31/2012                   1.24                 36                 44               0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.8%
                 2014                                   0.9%
                 2013                                   1.0%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R4 CLASS - 648018844

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,503,475    $    7,809,334           215,921
                                                                         ===============   ===============
Receivables: investments sold                                  27,880
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    7,531,355
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,954,097         4,784,989    $         1.45
Band 100                                                           --                --              1.47
Band 75                                                            --                --              1.49
Band 50                                                            --                --              1.51
Band 25                                                            --                --              1.54
Band 0                                                        577,258           370,725              1.56
                                                       ---------------   ---------------
 Total                                                 $    7,531,355         5,155,714
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       57,950
Mortality & expense charges                                                                       (83,981)
                                                                                           ---------------
Net investment income (loss)                                                                      (26,031)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (27,932)
Realized gain distributions                                                                       222,176
Net change in unrealized appreciation (depreciation)                                              (82,317)
                                                                                           ---------------
Net gain (loss)                                                                                   111,927
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       85,896
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (26,031)   $           (34,523)
Net realized gain (loss)                                                   (27,932)                33,774
Realized gain distributions                                                222,176                380,143
Net change in unrealized appreciation (depreciation)                       (82,317)              (139,245)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           85,896                240,149
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,862,195              2,569,607
Cost of units redeemed                                                  (1,379,252)            (1,850,498)
Account charges                                                             (3,689)                (3,747)
                                                               --------------------   --------------------
Increase (decrease)                                                        479,254                715,362
                                                               --------------------   --------------------
Net increase (decrease)                                                    565,150                955,511
Net assets, beginning                                                    6,966,205              6,010,694
                                                               --------------------   --------------------
Net assets, ending                                             $         7,531,355    $         6,966,205
                                                               ====================   ====================

Units sold                                                               1,315,406              1,822,155
Units redeemed                                                            (961,285)            (1,337,669)
                                                               --------------------   --------------------
Net increase (decrease)                                                    354,121                484,486
Units outstanding, beginning                                             4,801,593              4,317,107
                                                               --------------------   --------------------
Units outstanding, ending                                                5,155,714              4,801,593
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        15,920,116
Cost of units redeemed/account charges                                                         (9,402,099)
Net investment income (loss)                                                                      (79,665)
Net realized gain (loss)                                                                          263,451
Realized gain distributions                                                                     1,135,411
Net change in unrealized appreciation (depreciation)                                             (305,859)
                                                                                      --------------------
Net assets                                                                            $         7,531,355
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45              4,785    $         6,954               1.25%               0.6%
12/31/2015                   1.45              4,474              6,465               1.25%               4.0%
12/31/2014                   1.39              4,128              5,736               1.25%               1.9%
12/31/2013                   1.36              2,806              3,826               1.25%              25.2%
12/31/2012                   1.09                573                624               1.25%              19.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               1.00%               0.8%
12/31/2015                   1.46                  0                  0               1.00%               4.3%
12/31/2014                   1.40                  0                  0               1.00%               2.2%
12/31/2013                   1.37                  0                  0               1.00%              25.5%
12/31/2012                   1.09                  0                  0               1.00%              19.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.75%               1.1%
12/31/2015                   1.48                  0                  0               0.75%               4.5%
12/31/2014                   1.41                  0                  0               0.75%               2.4%
12/31/2013                   1.38                  0                  0               0.75%              25.8%
12/31/2012                   1.10                  0                  0               0.75%              19.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.50%               1.3%
12/31/2015                   1.49                  0                  0               0.50%               4.8%
12/31/2014                   1.43                  0                  0               0.50%               2.7%
12/31/2013                   1.39                  0                  0               0.50%              26.2%
12/31/2012                   1.10                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               1.6%
12/31/2015                   1.51                  0                  0               0.25%               5.0%
12/31/2014                   1.44                  0                  0               0.25%               2.9%
12/31/2013                   1.40                  0                  0               0.25%              26.5%
12/31/2012                   1.11                  0                  0               0.25%              20.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                371    $           577               0.00%               1.8%
12/31/2015                   1.53                328                502               0.00%               5.3%
12/31/2014                   1.45                189                274               0.00%               3.2%
12/31/2013                   1.41                161                226               0.00%              26.8%
12/31/2012                   1.11                100                111               0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.7%
                 2014                                   0.7%
                 2013                                   1.3%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R3 CLASS - 648018851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,381,814    $    3,543,604            98,464
                                                                         ===============   ===============
Receivables: investments sold                                  24,075
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,405,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,290,122         2,302,949    $         1.43
Band 100                                                           --                --              1.45
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.51
Band 0                                                        115,767            75,629              1.53
                                                       ---------------   ---------------
 Total                                                 $    3,405,889         2,378,578
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       15,840
Mortality & expense charges                                                                       (46,166)
                                                                                           ---------------
Net investment income (loss)                                                                      (30,326)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (60,510)
Realized gain distributions                                                                       101,157
Net change in unrealized appreciation (depreciation)                                                3,642
                                                                                           ---------------
Net gain (loss)                                                                                    44,289
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       13,963
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (30,326)   $           (36,194)
Net realized gain (loss)                                                   (60,510)                75,439
Realized gain distributions                                                101,157                250,912
Net change in unrealized appreciation (depreciation)                         3,642               (124,312)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           13,963                165,845
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   748,464              1,368,787
Cost of units redeemed                                                  (2,176,534)            (1,118,569)
Account charges                                                             (1,765)                (1,538)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,429,835)               248,680
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,415,872)               414,525
Net assets, beginning                                                    4,821,761              4,407,236
                                                               --------------------   --------------------
Net assets, ending                                             $         3,405,889    $         4,821,761
                                                               ====================   ====================

Units sold                                                                 538,643                967,271
Units redeemed                                                          (1,522,553)              (796,241)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (983,910)               171,030
Units outstanding, beginning                                             3,362,488              3,191,458
                                                               --------------------   --------------------
Units outstanding, ending                                                2,378,578              3,362,488
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,277,639
Cost of units redeemed/account charges                                                         (5,439,000)
Net investment income (loss)                                                                     (100,496)
Net realized gain (loss)                                                                           97,894
Realized gain distributions                                                                       731,642
Net change in unrealized appreciation (depreciation)                                             (161,790)
                                                                                      --------------------
Net assets                                                                            $         3,405,889
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43              2,303    $         3,290               1.25%               0.2%
12/31/2015                   1.43              3,006              4,284               1.25%               3.7%
12/31/2014                   1.37              2,851              3,919               1.25%               1.6%
12/31/2013                   1.35              1,854              2,508               1.25%              24.9%
12/31/2012                   1.08                534                579               1.25%              18.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               1.00%               0.5%
12/31/2015                   1.44                  0                  0               1.00%               4.0%
12/31/2014                   1.39                  0                  0               1.00%               1.8%
12/31/2013                   1.36                  0                  0               1.00%              25.2%
12/31/2012                   1.09                  0                  0               1.00%              19.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               0.7%
12/31/2015                   1.46                  0                  0               0.75%               4.2%
12/31/2014                   1.40                  0                  0               0.75%               2.1%
12/31/2013                   1.37                  0                  0               0.75%              25.5%
12/31/2012                   1.09                  0                  0               0.75%              19.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               1.0%
12/31/2015                   1.47                  0                  0               0.50%               4.5%
12/31/2014                   1.41                  0                  0               0.50%               2.3%
12/31/2013                   1.38                  0                  0               0.50%              25.8%
12/31/2012                   1.10                  0                  0               0.50%              19.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%               1.2%
12/31/2015                   1.49                  0                  0               0.25%               4.7%
12/31/2014                   1.42                  0                  0               0.25%               2.6%
12/31/2013                   1.39                  0                  0               0.25%              26.1%
12/31/2012                   1.10                  0                  0               0.25%              20.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                 76    $           116               0.00%               1.5
12/31/2015                   1.51                357                538               0.00%               5.0
12/31/2014                   1.44                340                489               0.00%               2.9
12/31/2013                   1.40                  0                  0               0.00%              26.4
12/31/2012                   1.10                  0                  0               0.00%              20.4

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.4%
                 2014                                   0.3%
                 2013                                   0.8%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R4 CLASS - 649280849

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   14,982,585    $   16,449,430           294,655
                                                                         ===============   ===============
Receivables: investments sold                                  94,936
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   15,077,521
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   15,067,146        13,107,633    $         1.15
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.20
Band 0                                                         10,375             8,521              1.22
                                                       ---------------   ---------------
 Total                                                 $   15,077,521        13,116,154
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      158,513
Mortality & expense charges                                                                      (160,907)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,394)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (213,669)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              444,620
                                                                                           ---------------
Net gain (loss)                                                                                   230,951
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      228,557
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,394)   $           (59,487)
Net realized gain (loss)                                                  (213,669)               (49,244)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       444,620               (721,361)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          228,557               (830,092)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,998,060              4,500,563
Cost of units redeemed                                                  (2,668,376)            (2,120,750)
Account charges                                                            (48,410)               (48,653)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,281,274              2,331,160
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,509,831              1,501,068
Net assets, beginning                                                   11,567,690             10,066,622
                                                               --------------------   --------------------
Net assets, ending                                             $        15,077,521    $        11,567,690
                                                               ====================   ====================

Units sold                                                               5,214,342              4,033,985
Units redeemed                                                          (2,428,510)            (2,052,951)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,785,832              1,981,034
Units outstanding, beginning                                            10,330,322              8,349,288
                                                               --------------------   --------------------
Units outstanding, ending                                               13,116,154             10,330,322
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        26,001,050
Cost of units redeemed/account charges                                                         (9,794,604)
Net investment income (loss)                                                                      (46,336)
Net realized gain (loss)                                                                          (97,512)
Realized gain distributions                                                                       481,768
Net change in unrealized appreciation (depreciation)                                           (1,466,845)
                                                                                      --------------------
Net assets                                                                            $        15,077,521
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15             13,108    $        15,067               1.25%               2.7%
12/31/2015                   1.12             10,325             11,562               1.25%              -7.1%
12/31/2014                   1.21              8,347             10,064               1.25%              -4.8%
12/31/2013                   1.27              2,576              3,263               1.25%               8.7%
12/31/2012                   1.17                  6                  7               1.25%              16.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%               2.9%
12/31/2015                   1.13                  0                  0               1.00%              -6.9%
12/31/2014                   1.21                  0                  0               1.00%              -4.6%
12/31/2013                   1.27                  0                  0               1.00%               9.0%
12/31/2012                   1.17                  0                  0               1.00%              16.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%               3.2%
12/31/2015                   1.14                  0                  0               0.75%              -6.7%
12/31/2014                   1.22                  0                  0               0.75%              -4.3%
12/31/2013                   1.28                  0                  0               0.75%               9.2%
12/31/2012                   1.17                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%               3.4%
12/31/2015                   1.15                  0                  0               0.50%              -6.4%
12/31/2014                   1.23                  0                  0               0.50%              -4.1%
12/31/2013                   1.28                  0                  0               0.50%               9.5%
12/31/2012                   1.17                  0                  0               0.50%              17.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%               3.7%
12/31/2015                   1.16                  0                  0               0.25%              -6.2%
12/31/2014                   1.24                  0                  0               0.25%              -3.9%
12/31/2013                   1.29                  0                  0               0.25%               9.8%
12/31/2012                   1.17                  0                  0               0.25%              17.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  9    $            10               0.00%               3.9%
12/31/2015                   1.17                  5                  6               0.00%              -6.0%
12/31/2014                   1.25                  2                  3               0.00%              -3.6%
12/31/2013                   1.29                  0                  0               0.00%              10.1%
12/31/2012                   1.17                  0                  0               0.00%              17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.7%
                 2014                                   1.4%
                 2013                                   1.9%
                 2012                                   2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R3 CLASS - 649280856

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      475,912    $      497,679             9,404
                                                                         ===============   ===============
Receivables: investments sold                                   1,443
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      477,355
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      477,355           421,671    $         1.13
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.19
Band 0                                                             --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $      477,355           421,671
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,452
Mortality & expense charges                                                                        (5,311)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,859)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (20,605)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               28,630
                                                                                           ---------------
Net gain (loss)                                                                                     8,025
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,859)   $            (3,822)
Net realized gain (loss)                                                   (20,605)               (13,634)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        28,630                (17,759)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,166                (35,215)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   170,768                234,624
Cost of units redeemed                                                    (132,850)              (100,754)
Account charges                                                               (990)                  (906)
                                                               --------------------   --------------------
Increase (decrease)                                                         36,928                132,964
                                                               --------------------   --------------------
Net increase (decrease)                                                     43,094                 97,749
Net assets, beginning                                                      434,261                336,512
                                                               --------------------   --------------------
Net assets, ending                                             $           477,355    $           434,261
                                                               ====================   ====================

Units sold                                                                 153,966                226,854
Units redeemed                                                            (124,652)              (116,022)
                                                               --------------------   --------------------
Net increase (decrease)                                                     29,314                110,832
Units outstanding, beginning                                               392,357                281,525
                                                               --------------------   --------------------
Units outstanding, ending                                                  421,671                392,357
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           795,038
Cost of units redeemed/account charges                                                           (273,395)
Net investment income (loss)                                                                       (5,781)
Net realized gain (loss)                                                                          (33,772)
Realized gain distributions                                                                        17,032
Net change in unrealized appreciation (depreciation)                                              (21,767)
                                                                                      --------------------
Net assets                                                                            $           477,355
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                422    $           477               1.25%               2.3%
12/31/2015                   1.11                390                431               1.25%              -7.4%
12/31/2014                   1.20                280                335               1.25%              -5.1%
12/31/2013                   1.26                129                163               1.25%               8.3%
12/31/2012                   1.16                  1                  1               1.25%              16.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%               2.6%
12/31/2015                   1.12                  0                  0               1.00%              -7.2%
12/31/2014                   1.20                  0                  0               1.00%              -4.9%
12/31/2013                   1.26                  0                  0               1.00%               8.6%
12/31/2012                   1.16                  0                  0               1.00%              16.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               2.8%
12/31/2015                   1.13                  0                  0               0.75%              -7.0%
12/31/2014                   1.21                  0                  0               0.75%              -4.7%
12/31/2013                   1.27                  0                  0               0.75%               8.9%
12/31/2012                   1.17                  0                  0               0.75%              16.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               3.1%
12/31/2015                   1.14                  0                  0               0.50%              -6.7%
12/31/2014                   1.22                  0                  0               0.50%              -4.4%
12/31/2013                   1.28                  0                  0               0.50%               9.1%
12/31/2012                   1.17                  0                  0               0.50%              16.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%               3.3%
12/31/2015                   1.15                  0                  0               0.25%              -6.5%
12/31/2014                   1.23                  0                  0               0.25%              -4.2%
12/31/2013                   1.28                  0                  0               0.25%               9.4%
12/31/2012                   1.17                  0                  0               0.25%              17.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.00%               3.6%
12/31/2015                   1.16                  3                  3               0.00%              -6.3%
12/31/2014                   1.23                  1                  2               0.00%              -3.9%
12/31/2013                   1.29                  0                  0               0.00%               9.7%
12/31/2012                   1.17                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.4%
                 2014                                   0.8%
                 2013                                   1.4%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS SMALLCAP WORLD FUND R4 CLASS - 831681846

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,273,659    $    2,335,357            49,905
                                                                         ===============   ===============
Receivables: investments sold                                   3,531
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,277,190
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,277,190         1,807,619    $         1.26
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.35
Band 25                                                            --                --              1.38
Band 0                                                             --                --              1.41
                                                       ---------------   ---------------
 Total                                                 $    2,277,190         1,807,619
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,277
Mortality & expense charges                                                                       (27,161)
                                                                                           ---------------
Net investment income (loss)                                                                      (18,884)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (60,495)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              186,941
                                                                                           ---------------
Net gain (loss)                                                                                   126,446
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      107,562
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (18,884)   $           (22,296)
Net realized gain (loss)                                                   (60,495)                (9,962)
Realized gain distributions                                                     --                131,708
Net change in unrealized appreciation (depreciation)                       186,941               (136,785)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          107,562                (37,335)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   816,818              1,304,375
Cost of units redeemed                                                    (821,150)              (383,577)
Account charges                                                             (1,311)                (1,616)
                                                               --------------------   --------------------
Increase (decrease)                                                         (5,643)               919,182
                                                               --------------------   --------------------
Net increase (decrease)                                                    101,919                881,847
Net assets, beginning                                                    2,175,271              1,293,424
                                                               --------------------   --------------------
Net assets, ending                                             $         2,277,190    $         2,175,271
                                                               ====================   ====================

Units sold                                                                 684,872              1,038,285
Units redeemed                                                            (680,951)              (321,589)
                                                               --------------------   --------------------
Net increase (decrease)                                                      3,921                716,696
Units outstanding, beginning                                             1,803,698              1,087,002
                                                               --------------------   --------------------
Units outstanding, ending                                                1,807,619              1,803,698
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,103,474
Cost of units redeemed/account charges                                                         (3,060,918)
Net investment income (loss)                                                                      (59,119)
Net realized gain (loss)                                                                           54,046
Realized gain distributions                                                                       301,405
Net change in unrealized appreciation (depreciation)                                              (61,698)
                                                                                      --------------------
Net assets                                                                            $         2,277,190
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26              1,808    $         2,277               1.25%               4.5%
12/31/2015                   1.21              1,804              2,175               1.25%               1.4%
12/31/2014                   1.19              1,087              1,293               1.25%               0.6%
12/31/2013                   1.18                892              1,055               1.25%              27.7%
12/31/2012                   0.93                326                302               1.25%              20.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%               4.7%
12/31/2015                   1.23                  0                  0               1.00%               1.6%
12/31/2014                   1.21                  0                  0               1.00%               0.8%
12/31/2013                   1.20                  0                  0               1.00%              28.1%
12/31/2012                   0.94                  0                  0               1.00%              20.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%               5.0%
12/31/2015                   1.26                  0                  0               0.75%               1.9%
12/31/2014                   1.23                  0                  0               0.75%               1.1%
12/31/2013                   1.22                  0                  0               0.75%              28.4%
12/31/2012                   0.95                  0                  0               0.75%              21.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.50%               5.2%
12/31/2015                   1.28                  0                  0               0.50%               2.1%
12/31/2014                   1.26                  0                  0               0.50%               1.3%
12/31/2013                   1.24                  0                  0               0.50%              28.7%
12/31/2012                   0.96                  0                  0               0.50%              21.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.25%               5.5%
12/31/2015                   1.31                  0                  0               0.25%               2.4%
12/31/2014                   1.28                  0                  0               0.25%               1.6%
12/31/2013                   1.26                  0                  0               0.25%              29.0%
12/31/2012                   0.98                  0                  0               0.25%              21.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                  0    $             0               0.00%               5.8%
12/31/2015                   1.34                  0                  0               0.00%               2.6%
12/31/2014                   1.30                  0                  0               0.00%               1.8%
12/31/2013                   1.28                  0                  0               0.00%              29.4%
12/31/2012                   0.99                  0                  0               0.00%              22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS SMALLCAP WORLD FUND R3 CLASS - 831681853

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,777,838    $    1,780,143            40,115
                                                                         ===============   ===============
Receivables: investments sold                                     102
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,777,940
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,414,440         1,158,304    $         1.22
Band 100                                                      329,475           263,714              1.25
Band 75                                                            --                --              1.28
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.34
Band 0                                                         34,025            24,857              1.37
                                                       ---------------   ---------------
 Total                                                 $    1,777,940         1,446,875
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,552
Mortality & expense charges                                                                       (22,934)
                                                                                           ---------------
Net investment income (loss)                                                                      (21,382)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (40,952)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              134,746
                                                                                           ---------------
Net gain (loss)                                                                                    93,794
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       72,412
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (21,382)   $           (26,604)
Net realized gain (loss)                                                   (40,952)                97,859
Realized gain distributions                                                     --                138,513
Net change in unrealized appreciation (depreciation)                       134,746               (197,755)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           72,412                 12,013
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   301,370                748,261
Cost of units redeemed                                                    (811,736)              (668,870)
Account charges                                                             (1,228)                  (477)
                                                               --------------------   --------------------
Increase (decrease)                                                       (511,594)                78,914
                                                               --------------------   --------------------
Net increase (decrease)                                                   (439,182)                90,927
Net assets, beginning                                                    2,217,122              2,126,195
                                                               --------------------   --------------------
Net assets, ending                                             $         1,777,940    $         2,217,122
                                                               ====================   ====================

Units sold                                                                 264,995                721,264
Units redeemed                                                            (701,027)              (663,196)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (436,032)                58,068
Units outstanding, beginning                                             1,882,907              1,824,839
                                                               --------------------   --------------------
Units outstanding, ending                                                1,446,875              1,882,907
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,370,271
Cost of units redeemed/account charges                                                         (4,301,831)
Net investment income (loss)                                                                      (99,279)
Net realized gain (loss)                                                                          366,275
Realized gain distributions                                                                       444,809
Net change in unrealized appreciation (depreciation)                                               (2,305)
                                                                                      --------------------
Net assets                                                                            $         1,777,940
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22              1,158    $         1,414               1.25%               4.2%
12/31/2015                   1.17              1,571              1,841               1.25%               1.0%
12/31/2014                   1.16              1,499              1,740               1.25%               0.2%
12/31/2013                   1.16              1,803              2,088               1.25%              27.4%
12/31/2012                   0.91              1,651              1,501               1.25%              20.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                264    $           329               1.00%               4.4%
12/31/2015                   1.20                293                350               1.00%               1.3%
12/31/2014                   1.18                311                368               1.00%               0.5%
12/31/2013                   1.18                 17                 20               1.00%              27.7%
12/31/2012                   0.92                 17                 15               1.00%              20.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%               4.7%
12/31/2015                   1.22                  0                  0               0.75%               1.5%
12/31/2014                   1.20                  0                  0               0.75%               0.7%
12/31/2013                   1.19                  0                  0               0.75%              28.0%
12/31/2012                   0.93                  0                  0               0.75%              20.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%               4.9%
12/31/2015                   1.25                  0                  0               0.50%               1.8%
12/31/2014                   1.22                  0                  0               0.50%               1.0%
12/31/2013                   1.21                  0                  0               0.50%              28.3%
12/31/2012                   0.95                  0                  0               0.50%              21.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%               5.2%
12/31/2015                   1.27                  0                  0               0.25%               2.0%
12/31/2014                   1.25                  0                  0               0.25%               1.2%
12/31/2013                   1.23                  0                  0               0.25%              28.6%
12/31/2012                   0.96                  0                  0               0.25%              21.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                 25    $            34               0.00%               5.5%
12/31/2015                   1.30                 20                 26               0.00%               2.3%
12/31/2014                   1.27                 14                 18               0.00%               1.5%
12/31/2013                   1.25                 11                 14               0.00%              29.0%
12/31/2012                   0.97                  9                  9               0.00%              21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   31,105,406    $   26,736,371           746,986
                                                                         ===============   ===============
Receivables: investments sold                                  36,443
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   31,141,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   31,141,849        17,563,781    $         1.77
Band 100                                                           --                --              1.82
Band 75                                                            --                --              1.87
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.96
Band 0                                                             --                --              2.01
                                                       ---------------   ---------------
 Total                                                 $   31,141,849        17,563,781
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      171,495
Mortality & expense charges                                                                      (384,396)
                                                                                           ---------------
Net investment income (loss)                                                                     (212,901)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        2,549,820
Realized gain distributions                                                                     1,765,352
Net change in unrealized appreciation (depreciation)                                           (1,805,739)
                                                                                           ---------------
Net gain (loss)                                                                                 2,509,433
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,296,532
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (212,901)   $          (155,102)
Net realized gain (loss)                                                 2,549,820              1,583,862
Realized gain distributions                                              1,765,352              3,033,928
Net change in unrealized appreciation (depreciation)                    (1,805,739)            (2,796,149)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,296,532              1,666,539
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,381,053              6,342,551
Cost of units redeemed                                                 (16,532,366)            (7,230,507)
Account charges                                                            (18,868)               (19,687)
                                                               --------------------   --------------------
Increase (decrease)                                                    (11,170,181)              (907,643)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (8,873,649)               758,896
Net assets, beginning                                                   40,015,498             39,256,602
                                                               --------------------   --------------------
Net assets, ending                                             $        31,141,849    $        40,015,498
                                                               ====================   ====================

Units sold                                                               3,285,815              3,952,300
Units redeemed                                                          (9,322,395)            (4,477,320)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,036,580)              (525,020)
Units outstanding, beginning                                            23,600,361             24,125,381
                                                               --------------------   --------------------
Units outstanding, ending                                               17,563,781             23,600,361
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       105,715,402
Cost of units redeemed/account charges                                                        (95,921,230)
Net investment income (loss)                                                                   (1,151,628)
Net realized gain (loss)                                                                        6,167,222
Realized gain distributions                                                                    11,963,048
Net change in unrealized appreciation (depreciation)                                            4,369,035
                                                                                      --------------------
Net assets                                                                            $        31,141,849
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77             17,564    $        31,142               1.25%               7.1%
12/31/2015                   1.66             18,926             31,333               1.25%               4.0%
12/31/2014                   1.59             19,110             30,414               1.25%               7.9%
12/31/2013                   1.48             20,772             30,640               1.25%              32.2%
12/31/2012                   1.12             21,046             23,489               1.25%              19.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               1.00%               7.4%
12/31/2015                   1.69                  0                  0               1.00%               4.3%
12/31/2014                   1.62                  0                  0               1.00%               8.2%
12/31/2013                   1.50                  0                  0               1.00%              32.5%
12/31/2012                   1.13                  0                  0               1.00%              19.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.75%               7.6%
12/31/2015                   1.73                  0                  0               0.75%               4.5%
12/31/2014                   1.66                  0                  0               0.75%               8.4%
12/31/2013                   1.53                  0                  0               0.75%              32.8%
12/31/2012                   1.15                  0                  0               0.75%              19.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%               7.9%
12/31/2015                   1.77                  0                  0               0.50%               4.8%
12/31/2014                   1.69                  0                  0               0.50%               8.7%
12/31/2013                   1.56                  0                  0               0.50%              33.2%
12/31/2012                   1.17                  0                  0               0.50%              20.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.25%               8.2%
12/31/2015                   1.81                  0                  0               0.25%               5.1%
12/31/2014                   1.73                  0                  0               0.25%               9.0%
12/31/2013                   1.58                  0                  0               0.25%              33.5%
12/31/2012                   1.19                  0                  0               0.25%              20.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.00%               8.4%
12/31/2015                   1.86              4,675              8,682               0.00%               5.3%
12/31/2014                   1.76              5,016              8,843               0.00%               9.3%
12/31/2013                   1.61              5,449              8,794               0.00%              33.8%
12/31/2012                   1.21              6,070              7,319               0.00%              20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.6%
                 2014                                   0.3%
                 2013                                   0.3%
                 2012                                   0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   17,222,344    $   15,054,423           416,752
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,114)
                                                       ---------------
Net assets                                             $   17,220,230
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,152,938         7,870,938    $         1.80
Band 100                                                    1,723,545           932,545              1.85
Band 75                                                            --                --              1.90
Band 50                                                           432               221              1.95
Band 25                                                            --                --              2.01
Band 0                                                      1,343,315           651,173              2.06
                                                       ---------------   ---------------
 Total                                                 $   17,220,230         9,454,877
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       40,990
Mortality & expense charges                                                                      (190,881)
                                                                                           ---------------
Net investment income (loss)                                                                     (149,891)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          503,441
Realized gain distributions                                                                     1,000,707
Net change in unrealized appreciation (depreciation)                                             (246,867)
                                                                                           ---------------
Net gain (loss)                                                                                 1,257,281
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,107,390
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (149,891)   $          (188,510)
Net realized gain (loss)                                                   503,441              2,601,631
Realized gain distributions                                              1,000,707              1,354,492
Net change in unrealized appreciation (depreciation)                      (246,867)            (2,988,346)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,107,390                779,267
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,710,963              3,090,683
Cost of units redeemed                                                  (4,310,407)            (8,535,705)
Account charges                                                            (11,849)               (14,631)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,611,293)            (5,459,653)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (503,903)            (4,680,386)
Net assets, beginning                                                   17,724,133             22,404,519
                                                               --------------------   --------------------
Net assets, ending                                             $        17,220,230    $        17,724,133
                                                               ====================   ====================

Units sold                                                               1,633,639              2,155,641
Units redeemed                                                          (2,581,119)            (5,442,688)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (947,480)            (3,287,047)
Units outstanding, beginning                                            10,402,357             13,689,404
                                                               --------------------   --------------------
Units outstanding, ending                                                9,454,877             10,402,357
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        57,041,717
Cost of units redeemed/account charges                                                        (54,861,715)
Net investment income (loss)                                                                   (1,331,384)
Net realized gain (loss)                                                                        7,948,957
Realized gain distributions                                                                     6,254,734
Net change in unrealized appreciation (depreciation)                                            2,167,921
                                                                                      --------------------
Net assets                                                                            $        17,220,230
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80              7,871    $        14,153               1.25%               6.8%
12/31/2015                   1.68              8,696             14,644               1.25%               3.7%
12/31/2014                   1.62             12,060             19,579               1.25%               7.6%
12/31/2013                   1.51             15,845             23,909               1.25%              31.8%
12/31/2012                   1.15             16,133             18,475               1.25%              18.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                933    $         1,724               1.00%               7.0%
12/31/2015                   1.73                970              1,675               1.00%               4.0%
12/31/2014                   1.66                862              1,432               1.00%               7.9%
12/31/2013                   1.54                 92                142               1.00%              32.1%
12/31/2012                   1.17                102                119               1.00%              19.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.75%               7.3%
12/31/2015                   1.77                  0                  0               0.75%               4.2%
12/31/2014                   1.70                  0                  0               0.75%               8.1%
12/31/2013                   1.57                  0                  0               0.75%              32.4%
12/31/2012                   1.19                  0                  0               0.75%              19.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%               7.6%
12/31/2015                   1.82                  0                  0               0.50%               4.5%
12/31/2014                   1.74                  0                  0               0.50%               8.4%
12/31/2013                   1.60                  0                  0               0.50%              32.8%
12/31/2012                   1.21                  0                  0               0.50%              19.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.25%               7.8%
12/31/2015                   1.86                  0                  0               0.25%               4.8%
12/31/2014                   1.78                  0                  0               0.25%               8.7%
12/31/2013                   1.63                  0                  0               0.25%              33.1%
12/31/2012                   1.23                  0                  0               0.25%              19.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                651    $         1,343               0.00%               8.1%
12/31/2015                   1.91                737              1,405               0.00%               5.0%
12/31/2014                   1.82                767              1,394               0.00%               8.9%
12/31/2013                   1.67              1,094              1,824               0.00%              33.4%
12/31/2012                   1.25                873              1,091               0.00%              20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.2%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   36,549,824    $   35,541,310           895,295
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (57,580)
                                                       ---------------
Net assets                                             $   36,492,244
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   31,038,466        14,858,754    $         2.09
Band 100                                                           --                --              2.13
Band 75                                                            --                --              2.16
Band 50                                                            --                --              2.20
Band 25                                                            --                --              2.24
Band 0                                                      5,453,778         2,391,129              2.28
                                                       ---------------   ---------------
 Total                                                 $   36,492,244        17,249,883
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      549,106
Mortality & expense charges                                                                      (327,055)
                                                                                           ---------------
Net investment income (loss)                                                                      222,051
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          623,078
Realized gain distributions                                                                     1,555,711
Net change in unrealized appreciation (depreciation)                                              852,402
                                                                                           ---------------
Net gain (loss)                                                                                 3,031,191
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,253,242
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           222,051    $            82,768
Net realized gain (loss)                                                   623,078                226,426
Realized gain distributions                                              1,555,711                645,415
Net change in unrealized appreciation (depreciation)                       852,402               (544,854)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,253,242                409,755
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                27,282,569             11,972,666
Cost of units redeemed                                                 (10,298,401)            (2,360,639)
Account charges                                                            (11,988)                (5,452)
                                                               --------------------   --------------------
Increase (decrease)                                                     16,972,180              9,606,575
                                                               --------------------   --------------------
Net increase (decrease)                                                 20,225,422             10,016,330
Net assets, beginning                                                   16,266,822              6,250,492
                                                               --------------------   --------------------
Net assets, ending                                             $        36,492,244    $        16,266,822
                                                               ====================   ====================

Units sold                                                              14,467,540              6,696,373
Units redeemed                                                          (5,933,372)            (1,281,309)
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,534,168              5,415,064
Units outstanding, beginning                                             8,715,715              3,300,651
                                                               --------------------   --------------------
Units outstanding, ending                                               17,249,883              8,715,715
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        48,336,780
Cost of units redeemed/account charges                                                        (16,790,754)
Net investment income (loss)                                                                      394,574
Net realized gain (loss)                                                                          985,590
Realized gain distributions                                                                     2,557,540
Net change in unrealized appreciation (depreciation)                                            1,008,514
                                                                                      --------------------
Net assets                                                                            $        36,492,244
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09             14,859    $        31,038               1.25%              12.0%
12/31/2015                   1.87              8,686             16,207               1.25%              -1.5%
12/31/2014                   1.89              3,300              6,248               1.25%               9.8%
12/31/2013                   1.73              2,622              4,524               1.25%              30.2%
12/31/2012                   1.32              1,346              1,783               1.25%              11.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               1.00%              12.2%
12/31/2015                   1.89                  0                  0               1.00%              -1.2%
12/31/2014                   1.92                  0                  0               1.00%              10.0%
12/31/2013                   1.74                  0                  0               1.00%              30.5%
12/31/2012                   1.33                  0                  0               1.00%              11.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.75%              12.5%
12/31/2015                   1.92                  0                  0               0.75%              -1.0%
12/31/2014                   1.94                  0                  0               0.75%              10.3%
12/31/2013                   1.76                  0                  0               0.75%              30.9%
12/31/2012                   1.35                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.20                  0    $             0               0.50%              12.8%
12/31/2015                   1.95                  0                  0               0.50%              -0.7%
12/31/2014                   1.97                  0                  0               0.50%              10.6%
12/31/2013                   1.78                  0                  0               0.50%              31.2%
12/31/2012                   1.36                  0                  0               0.50%              11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.25%              13.1%
12/31/2015                   1.98                  0                  0               0.25%              -0.5%
12/31/2014                   1.99                  0                  0               0.25%              10.9%
12/31/2013                   1.80                  0                  0               0.25%              31.5%
12/31/2012                   1.37                  0                  0               0.25%              12.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28              2,391    $         5,454               0.00%              13.4%
12/31/2015                   2.01                 30                 60               0.00%              -0.2%
12/31/2014                   2.02                  1                  2               0.00%              11.2%
12/31/2013                   1.81                  0                  0               0.00%              31.8%
12/31/2012                   1.38                  0                  0               0.00%              12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.8%
                 2014                                   1.9%
                 2013                                   2.6%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,003,282    $    4,809,370           122,769
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (13,936)
                                                       ---------------
Net assets                                             $    4,989,346
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,396,345         2,150,010    $         2.04
Band 100                                                           --                --              2.08
Band 75                                                            --                --              2.12
Band 50                                                            --                --              2.16
Band 25                                                            --                --              2.19
Band 0                                                        593,001           265,598              2.23
                                                       ---------------   ---------------
 Total                                                 $    4,989,346         2,415,608
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       80,422
Mortality & expense charges                                                                       (54,919)
                                                                                           ---------------
Net investment income (loss)                                                                       25,503
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,041
Realized gain distributions                                                                       214,689
Net change in unrealized appreciation (depreciation)                                              317,630
                                                                                           ---------------
Net gain (loss)                                                                                   546,360
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      571,863
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            25,503    $            26,015
Net realized gain (loss)                                                    14,041                210,231
Realized gain distributions                                                214,689                183,073
Net change in unrealized appreciation (depreciation)                       317,630               (504,405)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          571,863                (85,086)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,570,158              2,706,369
Cost of units redeemed                                                  (1,866,019)            (1,525,625)
Account charges                                                             (2,013)                (1,201)
                                                               --------------------   --------------------
Increase (decrease)                                                       (297,874)             1,179,543
                                                               --------------------   --------------------
Net increase (decrease)                                                    273,989              1,094,457
Net assets, beginning                                                    4,715,357              3,620,900
                                                               --------------------   --------------------
Net assets, ending                                             $         4,989,346    $         4,715,357
                                                               ====================   ====================

Units sold                                                                 845,859              1,484,136
Units redeemed                                                            (982,714)              (857,675)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (136,855)               626,461
Units outstanding, beginning                                             2,552,463              1,926,002
                                                               --------------------   --------------------
Units outstanding, ending                                                2,415,608              2,552,463
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,025,506
Cost of units redeemed/account charges                                                         (5,293,467)
Net investment income (loss)                                                                       96,248
Net realized gain (loss)                                                                          353,186
Realized gain distributions                                                                       613,961
Net change in unrealized appreciation (depreciation)                                              193,912
                                                                                      --------------------
Net assets                                                                            $         4,989,346
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04              2,150    $         4,396               1.25%              11.6%
12/31/2015                   1.83              2,284              4,184               1.25%              -1.7%
12/31/2014                   1.86              1,684              3,139               1.25%               9.4%
12/31/2013                   1.70              1,319              2,248               1.25%              29.8%
12/31/2012                   1.31                820              1,076               1.25%              10.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               1.00%              11.9%
12/31/2015                   1.86                  0                  0               1.00%              -1.5%
12/31/2014                   1.89                  0                  0               1.00%               9.7%
12/31/2013                   1.72                  0                  0               1.00%              30.2%
12/31/2012                   1.32                  0                  0               1.00%              11.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.75%              12.2%
12/31/2015                   1.89                  0                  0               0.75%              -1.3%
12/31/2014                   1.91                  0                  0               0.75%              10.0%
12/31/2013                   1.74                  0                  0               0.75%              30.5%
12/31/2012                   1.33                  0                  0               0.75%              11.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.50%              12.4%
12/31/2015                   1.92                  0                  0               0.50%              -1.0%
12/31/2014                   1.94                  0                  0               0.50%              10.3%
12/31/2013                   1.76                  0                  0               0.50%              30.8%
12/31/2012                   1.34                  0                  0               0.50%              11.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.25%              12.7%
12/31/2015                   1.95                  0                  0               0.25%              -0.8%
12/31/2014                   1.96                  0                  0               0.25%              10.5%
12/31/2013                   1.77                  0                  0               0.25%              31.1%
12/31/2012                   1.35                  0                  0               0.25%              11.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                266    $           593               0.00%              13.0%
12/31/2015                   1.98                269                531               0.00%              -0.5%
12/31/2014                   1.99                242                481               0.00%              10.8%
12/31/2013                   1.79                 70                125               0.00%              31.5%
12/31/2012                   1.36                 54                 73               0.00%              12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.8%
                 2014                                   1.7%
                 2013                                   2.1%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T407

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      298,888    $      302,943            29,586
                                                                         ===============   ===============
Receivables: investments sold                                     226
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      299,114
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      299,114           297,598    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      299,114           297,598
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,347
Mortality & expense charges                                                                          (310)
                                                                                           ---------------
Net investment income (loss)                                                                        4,037
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         2,724
Net change in unrealized appreciation (depreciation)                                               (4,055)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,330)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,707
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,037    $                --
Net realized gain (loss)                                                         1                     --
Realized gain distributions                                                  2,724                     --
Net change in unrealized appreciation (depreciation)                        (4,055)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,707                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   296,407                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        296,407                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    299,114                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           299,114    $                --
                                                               ====================   ====================

Units sold                                                                 297,598                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    297,598                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  297,598                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           296,407
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                        4,037
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         2,724
Net change in unrealized appreciation (depreciation)                                               (4,055)
                                                                                      --------------------
Net assets                                                                            $           299,114
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                298    $           299               1.25%               5.4%
12/31/2015                   0.95                  0                  0               1.25%              -4.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.7%
12/31/2015                   0.95                  0                  0               1.00%              -4.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.0%
12/31/2015                   0.96                  0                  0               0.75%              -4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.2%
12/31/2015                   0.96                  0                  0               0.50%              -4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.5%
12/31/2015                   0.96                  0                  0               0.25%              -4.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               6.7%
12/31/2015                   0.96                  0                  0               0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.9%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      201,137    $      206,158            19,828
                                                                         ===============   ===============
Receivables: investments sold                                     118
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      201,255
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      201,255           199,178    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      201,255           199,178
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,463
Mortality & expense charges                                                                           (61)
                                                                                           ---------------
Net investment income (loss)                                                                        3,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         1,821
Net change in unrealized appreciation (depreciation)                                               (5,021)
                                                                                           ---------------
Net gain (loss)                                                                                    (3,200)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          202
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,402    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                  1,821                     --
Net change in unrealized appreciation (depreciation)                        (5,021)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              202                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   201,053                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        201,053                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    201,255                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           201,255    $                --
                                                               ====================   ====================

Units sold                                                                 199,178                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    199,178                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  199,178                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           201,053
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                        3,402
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         1,821
Net change in unrealized appreciation (depreciation)                                               (5,021)
                                                                                      --------------------
Net assets                                                                            $           201,255
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                199    $           201               1.25%               5.8%
12/31/2015                   0.96                  0                  0               1.25%              -4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               6.1%
12/31/2015                   0.96                  0                  0               1.00%              -4.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               6.3%
12/31/2015                   0.96                  0                  0               0.75%              -4.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.6%
12/31/2015                   0.96                  0                  0               0.50%              -4.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               6.9%
12/31/2015                   0.96                  0                  0               0.25%              -3.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               7.1%
12/31/2015                   0.96                  0                  0               0.00%              -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.4%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T878

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      278,684    $      283,706            26,121
                                                                         ===============   ===============
Receivables: investments sold                                      30
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      278,714
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      278,714           277,076    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      278,714           277,076
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,732
Mortality & expense charges                                                                          (449)
                                                                                           ---------------
Net investment income (loss)                                                                        3,283
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               69
Realized gain distributions                                                                         3,674
Net change in unrealized appreciation (depreciation)                                               (5,022)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,279)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,004
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,283    $                --
Net realized gain (loss)                                                        69                     --
Realized gain distributions                                                  3,674                     --
Net change in unrealized appreciation (depreciation)                        (5,022)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,004                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   494,596                     --
Cost of units redeemed                                                    (217,783)                    --
Account charges                                                               (103)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        276,710                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    278,714                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           278,714    $                --
                                                               ====================   ====================

Units sold                                                                 496,121                     --
Units redeemed                                                            (219,045)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    277,076                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  277,076                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           494,596
Cost of units redeemed/account charges                                                           (217,886)
Net investment income (loss)                                                                        3,283
Net realized gain (loss)                                                                               69
Realized gain distributions                                                                         3,674
Net change in unrealized appreciation (depreciation)                                               (5,022)
                                                                                      --------------------
Net assets                                                                            $           278,714
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                277    $           279               1.25%               5.5%
12/31/2015                   0.95                  0                  0               1.25%              -4.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.8%
12/31/2015                   0.95                  0                  0               1.00%              -4.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.0%
12/31/2015                   0.96                  0                  0               0.75%              -4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.3%
12/31/2015                   0.96                  0                  0               0.50%              -4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.6%
12/31/2015                   0.96                  0                  0               0.25%              -4.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               6.8%
12/31/2015                   0.96                  0                  0               0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T860

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       17,867    $       16,860             1,666
                                                                         ===============   ===============
Receivables: investments sold                                      11
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       17,878
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       17,878            17,675    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $       17,878            17,675
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          292
Mortality & expense charges                                                                          (189)
                                                                                           ---------------
Net investment income (loss)                                                                          103
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               11
Realized gain distributions                                                                           233
Net change in unrealized appreciation (depreciation)                                                1,007
                                                                                           ---------------
Net gain (loss)                                                                                     1,251
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               103    $                --
Net realized gain (loss)                                                        11                     --
Realized gain distributions                                                    233                     --
Net change in unrealized appreciation (depreciation)                         1,007                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,354                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,524                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         16,524                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     17,878                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            17,878    $                --
                                                               ====================   ====================

Units sold                                                                  17,675                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     17,675                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   17,675                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            16,524
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          103
Net realized gain (loss)                                                                               11
Realized gain distributions                                                                           233
Net change in unrealized appreciation (depreciation)                                                1,007
                                                                                      --------------------
Net assets                                                                            $            17,878
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                 18    $            18               1.25%               5.9%
12/31/2015                   0.96                  0                  0               1.25%              -4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               6.2%
12/31/2015                   0.96                  0                  0               1.00%              -4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               6.4%
12/31/2015                   0.96                  0                  0               0.75%              -4.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.7%
12/31/2015                   0.96                  0                  0               0.50%              -4.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               7.0%
12/31/2015                   0.96                  0                  0               0.25%              -3.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               7.2%
12/31/2015                   0.96                  0                  0               0.00%              -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T811

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      274,431    $      279,580            24,133
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (33)
                                                       ---------------
Net assets                                             $      274,398
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      274,398           273,790    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      274,398           273,790
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,835
Mortality & expense charges                                                                          (420)
                                                                                           ---------------
Net investment income (loss)                                                                        2,415
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         4,461
Net change in unrealized appreciation (depreciation)                                               (4,857)
                                                                                           ---------------
Net gain (loss)                                                                                      (396)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,019
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,415    $                55
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                  4,461                    193
Net change in unrealized appreciation (depreciation)                        (4,857)                  (292)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,019                    (44)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   361,418                  6,841
Cost of units redeemed                                                     (95,768)                    --
Account charges                                                                (68)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        265,582                  6,841
                                                               --------------------   --------------------
Net increase (decrease)                                                    267,601                  6,797
Net assets, beginning                                                        6,797                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           274,398    $             6,797
                                                               ====================   ====================

Units sold                                                                 363,385                  7,125
Units redeemed                                                             (96,720)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    266,665                  7,125
Units outstanding, beginning                                                 7,125                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  273,790                  7,125
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           368,259
Cost of units redeemed/account charges                                                            (95,836)
Net investment income (loss)                                                                        2,470
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         4,654
Net change in unrealized appreciation (depreciation)                                               (5,149)
                                                                                      --------------------
Net assets                                                                            $           274,398
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                274    $           274               1.25%               5.1%
12/31/2015                   0.95                  7                  7               1.25%              -4.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.3%
12/31/2015                   0.96                  0                  0               1.00%              -4.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               5.6%
12/31/2015                   0.96                  0                  0               0.75%              -4.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               5.8%
12/31/2015                   0.96                  0                  0               0.50%              -4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.1%
12/31/2015                   0.96                  0                  0               0.25%              -4.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               6.4%
12/31/2015                   0.96                  0                  0               0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T795

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      501,541    $      508,481            43,905
                                                                         ===============   ===============
Receivables: investments sold                                     303
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      501,844
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      501,844           498,156    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      501,844           498,156
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,653
Mortality & expense charges                                                                        (1,440)
                                                                                           ---------------
Net investment income (loss)                                                                        5,213
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            6,160
Realized gain distributions                                                                         8,088
Net change in unrealized appreciation (depreciation)                                               (6,940)
                                                                                           ---------------
Net gain (loss)                                                                                     7,308
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,521
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,213    $                --
Net realized gain (loss)                                                     6,160                     --
Realized gain distributions                                                  8,088                     --
Net change in unrealized appreciation (depreciation)                        (6,940)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,521                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   614,728                     --
Cost of units redeemed                                                    (125,405)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        489,323                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    501,844                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           501,844    $                --
                                                               ====================   ====================

Units sold                                                                 627,824                     --
Units redeemed                                                            (129,668)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    498,156                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  498,156                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           614,728
Cost of units redeemed/account charges                                                           (125,405)
Net investment income (loss)                                                                        5,213
Net realized gain (loss)                                                                            6,160
Realized gain distributions                                                                         8,088
Net change in unrealized appreciation (depreciation)                                               (6,940)
                                                                                      --------------------
Net assets                                                                            $           501,844
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                498    $           502               1.25%               5.3%
12/31/2015                   0.96                  0                  0               1.25%              -4.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.6%
12/31/2015                   0.96                  0                  0               1.00%              -4.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               5.9%
12/31/2015                   0.96                  0                  0               0.75%              -4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.1%
12/31/2015                   0.96                  0                  0               0.50%              -3.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.4%
12/31/2015                   0.96                  0                  0               0.25%              -3.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               6.7%
12/31/2015                   0.96                  0                  0               0.00%              -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T746

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      120,737    $      123,305            10,168
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (32)
                                                       ---------------
Net assets                                             $      120,705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      120,705           120,825    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      120,705           120,825
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,108
Mortality & expense charges                                                                          (151)
                                                                                           ---------------
Net investment income (loss)                                                                          957
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                         2,263
Net change in unrealized appreciation (depreciation)                                               (2,477)
                                                                                           ---------------
Net gain (loss)                                                                                      (215)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          742
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               957    $                 8
Net realized gain (loss)                                                        (1)                    --
Realized gain distributions                                                  2,263                     73
Net change in unrealized appreciation (depreciation)                        (2,477)                   (91)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              742                    (10)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   149,658                  1,575
Cost of units redeemed                                                     (31,191)                    --
Account charges                                                                (69)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        118,398                  1,575
                                                               --------------------   --------------------
Net increase (decrease)                                                    119,140                  1,565
Net assets, beginning                                                        1,565                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           120,705    $             1,565
                                                               ====================   ====================

Units sold                                                                 150,862                  1,648
Units redeemed                                                             (31,685)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    119,177                  1,648
Units outstanding, beginning                                                 1,648                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  120,825                  1,648
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           151,233
Cost of units redeemed/account charges                                                            (31,260)
Net investment income (loss)                                                                          965
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                         2,336
Net change in unrealized appreciation (depreciation)                                               (2,568)
                                                                                      --------------------
Net assets                                                                            $           120,705
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                121    $           121               1.25%               5.2%
12/31/2015                   0.95                  2                  2               1.25%              -5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               5.5%
12/31/2015                   0.95                  0                  0               1.00%              -4.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               5.8%
12/31/2015                   0.95                  0                  0               0.75%              -4.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               6.0%
12/31/2015                   0.95                  0                  0               0.50%              -4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.3%
12/31/2015                   0.96                  0                  0               0.25%              -4.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               6.5%
12/31/2015                   0.96                  0                  0               0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T738

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      267,148    $      275,535            22,368
                                                                         ===============   ===============
Receivables: investments sold                                     158
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      267,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      267,306           266,184    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      267,306           266,184
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,207
Mortality & expense charges                                                                          (772)
                                                                                           ---------------
Net investment income (loss)                                                                        2,435
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,657
Realized gain distributions                                                                         4,961
Net change in unrealized appreciation (depreciation)                                               (8,387)
                                                                                           ---------------
Net gain (loss)                                                                                     1,231
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,666
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,435    $                --
Net realized gain (loss)                                                     4,657                     --
Realized gain distributions                                                  4,961                     --
Net change in unrealized appreciation (depreciation)                        (8,387)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,666                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   333,200                     --
Cost of units redeemed                                                     (69,560)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        263,640                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    267,306                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           267,306    $                --
                                                               ====================   ====================

Units sold                                                                 335,388                     --
Units redeemed                                                             (69,204)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    266,184                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  266,184                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           333,200
Cost of units redeemed/account charges                                                            (69,560)
Net investment income (loss)                                                                        2,435
Net realized gain (loss)                                                                            4,657
Realized gain distributions                                                                         4,961
Net change in unrealized appreciation (depreciation)                                               (8,387)
                                                                                      --------------------
Net assets                                                                            $           267,306
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                266    $           267               1.25%               5.6%
12/31/2015                   0.95                  0                  0               1.25%              -4.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.8%
12/31/2015                   0.95                  0                  0               1.00%              -4.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.1%
12/31/2015                   0.95                  0                  0               0.75%              -4.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.4%
12/31/2015                   0.96                  0                  0               0.50%              -4.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.6%
12/31/2015                   0.96                  0                  0               0.25%              -4.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               6.9%
12/31/2015                   0.96                  0                  0               0.00%              -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T670

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       67,954    $       69,110             5,470
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (66)
                                                       ---------------
Net assets                                             $       67,888
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       67,888            68,324    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       67,888            68,324
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          548
Mortality & expense charges                                                                          (148)
                                                                                           ---------------
Net investment income (loss)                                                                          400
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         1,556
Net change in unrealized appreciation (depreciation)                                               (1,068)
                                                                                           ---------------
Net gain (loss)                                                                                       488
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          888
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               400    $                 8
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                  1,556                     69
Net change in unrealized appreciation (depreciation)                        (1,068)                   (88)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              888                    (11)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    94,169                  1,575
Cost of units redeemed                                                     (28,671)                    --
Account charges                                                                (62)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         65,436                  1,575
                                                               --------------------   --------------------
Net increase (decrease)                                                     66,324                  1,564
Net assets, beginning                                                        1,564                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            67,888    $             1,564
                                                               ====================   ====================

Units sold                                                                  96,042                  1,663
Units redeemed                                                             (29,381)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     66,661                  1,663
Units outstanding, beginning                                                 1,663                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   68,324                  1,663
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            95,744
Cost of units redeemed/account charges                                                            (28,733)
Net investment income (loss)                                                                          408
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         1,625
Net change in unrealized appreciation (depreciation)                                               (1,156)
                                                                                      --------------------
Net assets                                                                            $            67,888
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 68    $            68               1.25%               5.7%
12/31/2015                   0.94                  2                  2               1.25%              -6.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               5.9%
12/31/2015                   0.94                  0                  0               1.00%              -5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.2%
12/31/2015                   0.94                  0                  0               0.75%              -5.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               6.4%
12/31/2015                   0.94                  0                  0               0.50%              -5.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               6.7%
12/31/2015                   0.95                  0                  0               0.25%              -5.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.0%
12/31/2015                   0.95                  0                  0               0.00%              -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T662

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      757,157    $      761,739            60,658
                                                                         ===============   ===============
Receivables: investments sold                                     464
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      757,621
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      757,621           758,530    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      757,621           758,530
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,301
Mortality & expense charges                                                                        (2,531)
                                                                                           ---------------
Net investment income (loss)                                                                        5,770
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,588
Realized gain distributions                                                                        17,183
Net change in unrealized appreciation (depreciation)                                               (4,582)
                                                                                           ---------------
Net gain (loss)                                                                                    15,189
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       20,959
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,770    $                --
Net realized gain (loss)                                                     2,588                     --
Realized gain distributions                                                 17,183                     --
Net change in unrealized appreciation (depreciation)                        (4,582)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           20,959                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   778,386                     --
Cost of units redeemed                                                     (41,724)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        736,662                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    757,621                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           757,621    $                --
                                                               ====================   ====================

Units sold                                                                 803,111                     --
Units redeemed                                                             (44,581)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    758,530                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  758,530                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           778,386
Cost of units redeemed/account charges                                                            (41,724)
Net investment income (loss)                                                                        5,770
Net realized gain (loss)                                                                            2,588
Realized gain distributions                                                                        17,183
Net change in unrealized appreciation (depreciation)                                               (4,582)
                                                                                      --------------------
Net assets                                                                            $           757,621
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                759    $           758               1.25%               6.0%
12/31/2015                   0.94                  0                  0               1.25%              -5.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.3%
12/31/2015                   0.94                  0                  0               1.00%              -5.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.5%
12/31/2015                   0.95                  0                  0               0.75%              -5.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               6.8%
12/31/2015                   0.95                  0                  0               0.50%              -5.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               7.1%
12/31/2015                   0.95                  0                  0               0.25%              -5.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.3%
12/31/2015                   0.95                  0                  0               0.00%              -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T613

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       84,454    $       85,786             6,765
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (24)
                                                       ---------------
Net assets                                             $       84,430
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       84,430            85,044    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       84,430            85,044
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          638
Mortality & expense charges                                                                          (139)
                                                                                           ---------------
Net investment income (loss)                                                                          499
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         2,043
Net change in unrealized appreciation (depreciation)                                               (1,289)
                                                                                           ---------------
Net gain (loss)                                                                                       754
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,253
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               499    $                 2
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                  2,043                     34
Net change in unrealized appreciation (depreciation)                        (1,289)                   (43)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,253                     (7)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   123,704                    751
Cost of units redeemed                                                     (41,200)                    --
Account charges                                                                (71)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         82,433                    751
                                                               --------------------   --------------------
Net increase (decrease)                                                     83,686                    744
Net assets, beginning                                                          744                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            84,430    $               744
                                                               ====================   ====================

Units sold                                                                 126,539                    794
Units redeemed                                                             (42,289)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     84,250                    794
Units outstanding, beginning                                                   794                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   85,044                    794
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           124,455
Cost of units redeemed/account charges                                                            (41,271)
Net investment income (loss)                                                                          501
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                         2,077
Net change in unrealized appreciation (depreciation)                                               (1,332)
                                                                                      --------------------
Net assets                                                                            $            84,430
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 85    $            84               1.25%               6.0%
12/31/2015                   0.94                  1                  1               1.25%              -6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.2%
12/31/2015                   0.94                  0                  0               1.00%              -6.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.5%
12/31/2015                   0.94                  0                  0               0.75%              -6.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               6.8%
12/31/2015                   0.94                  0                  0               0.50%              -5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.0%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.3%
12/31/2015                   0.94                  0                  0               0.00%              -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T597

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      543,365    $      538,067            43,288
                                                                         ===============   ===============
Receivables: investments sold                                     342
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      543,707
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      543,707           544,874    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      543,707           544,874
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,557
Mortality & expense charges                                                                        (2,497)
                                                                                           ---------------
Net investment income (loss)                                                                        3,060
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,956
Realized gain distributions                                                                        13,033
Net change in unrealized appreciation (depreciation)                                                5,298
                                                                                           ---------------
Net gain (loss)                                                                                    20,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       23,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,060    $                --
Net realized gain (loss)                                                     1,956                     --
Realized gain distributions                                                 13,033                     --
Net change in unrealized appreciation (depreciation)                         5,298                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           23,347                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   542,344                     --
Cost of units redeemed                                                     (21,984)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        520,360                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    543,707                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           543,707    $                --
                                                               ====================   ====================

Units sold                                                                 568,097                     --
Units redeemed                                                             (23,223)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    544,874                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  544,874                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           542,344
Cost of units redeemed/account charges                                                            (21,984)
Net investment income (loss)                                                                        3,060
Net realized gain (loss)                                                                            1,956
Realized gain distributions                                                                        13,033
Net change in unrealized appreciation (depreciation)                                                5,298
                                                                                      --------------------
Net assets                                                                            $           543,707
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                545    $           544               1.25%               6.3%
12/31/2015                   0.94                  0                  0               1.25%              -6.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.6%
12/31/2015                   0.94                  0                  0               1.00%              -6.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.8%
12/31/2015                   0.94                  0                  0               0.75%              -5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.1%
12/31/2015                   0.94                  0                  0               0.50%              -5.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.4%
12/31/2015                   0.94                  0                  0               0.25%              -5.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.6%
12/31/2015                   0.95                  0                  0               0.00%              -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T548

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      107,164    $      109,027             8,443
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (22)
                                                       ---------------
Net assets                                             $      107,142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      107,142           107,933    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      107,142           107,933
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          755
Mortality & expense charges                                                                          (150)
                                                                                           ---------------
Net investment income (loss)                                                                          605
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         2,705
Net change in unrealized appreciation (depreciation)                                               (1,863)
                                                                                           ---------------
Net gain (loss)                                                                                       843
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,448
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               605    $                --
Net realized gain (loss)                                                         1                     --
Realized gain distributions                                                  2,705                     --
Net change in unrealized appreciation (depreciation)                        (1,863)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,448                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   157,072                     --
Cost of units redeemed                                                     (51,295)                    --
Account charges                                                                (83)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        105,694                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    107,142                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           107,142    $                --
                                                               ====================   ====================

Units sold                                                                 160,593                     --
Units redeemed                                                             (52,660)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    107,933                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  107,933                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           157,072
Cost of units redeemed/account charges                                                            (51,378)
Net investment income (loss)                                                                          605
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         2,705
Net change in unrealized appreciation (depreciation)                                               (1,863)
                                                                                      --------------------
Net assets                                                                            $           107,142
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                108    $           107               1.25%               6.1%
12/31/2015                   0.94                  0                  0               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.3%
12/31/2015                   0.94                  0                  0               1.00%              -6.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.6%
12/31/2015                   0.94                  0                  0               0.75%              -6.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               6.9%
12/31/2015                   0.94                  0                  0               0.50%              -6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.1%
12/31/2015                   0.94                  0                  0               0.25%              -5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.4%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T530

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      375,476    $      361,705            29,421
                                                                         ===============   ===============
Receivables: investments sold                                     238
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      375,714
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      375,714           376,301    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      375,714           376,301
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,684
Mortality & expense charges                                                                        (2,402)
                                                                                           ---------------
Net investment income (loss)                                                                        1,282
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,806
Realized gain distributions                                                                         9,394
Net change in unrealized appreciation (depreciation)                                               13,771
                                                                                           ---------------
Net gain (loss)                                                                                    24,971
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       26,253
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,282    $                --
Net realized gain (loss)                                                     1,806                     --
Realized gain distributions                                                  9,394                     --
Net change in unrealized appreciation (depreciation)                        13,771                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           26,253                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   367,196                     --
Cost of units redeemed                                                     (17,735)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        349,461                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    375,714                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           375,714    $                --
                                                               ====================   ====================

Units sold                                                                 394,872                     --
Units redeemed                                                             (18,571)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    376,301                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  376,301                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           367,196
Cost of units redeemed/account charges                                                            (17,735)
Net investment income (loss)                                                                        1,282
Net realized gain (loss)                                                                            1,806
Realized gain distributions                                                                         9,394
Net change in unrealized appreciation (depreciation)                                               13,771
                                                                                      --------------------
Net assets                                                                            $           375,714
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                376    $           376               1.25%               6.5%
12/31/2015                   0.94                  0                  0               1.25%              -6.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.8%
12/31/2015                   0.94                  0                  0               1.00%              -6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               7.0%
12/31/2015                   0.94                  0                  0               0.75%              -5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.3%
12/31/2015                   0.94                  0                  0               0.50%              -5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.6%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.8%
12/31/2015                   0.94                  0                  0               0.00%              -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T472

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       71,602    $       72,509             5,580
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (115)
                                                       ---------------
Net assets                                             $       71,487
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       71,487            71,916    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       71,487            71,916
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          470
Mortality & expense charges                                                                          (129)
                                                                                           ---------------
Net investment income (loss)                                                                          341
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                5
Realized gain distributions                                                                         1,786
Net change in unrealized appreciation (depreciation)                                                 (907)
                                                                                           ---------------
Net gain (loss)                                                                                       884
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,225
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               341    $                --
Net realized gain (loss)                                                         5                     --
Realized gain distributions                                                  1,786                     --
Net change in unrealized appreciation (depreciation)                          (907)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,225                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   128,695                     --
Cost of units redeemed                                                     (58,291)                    --
Account charges                                                               (142)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         70,262                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,487                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            71,487    $                --
                                                               ====================   ====================

Units sold                                                                 131,724                     --
Units redeemed                                                             (59,808)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,916                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   71,916                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           128,695
Cost of units redeemed/account charges                                                            (58,433)
Net investment income (loss)                                                                          341
Net realized gain (loss)                                                                                5
Realized gain distributions                                                                         1,786
Net change in unrealized appreciation (depreciation)                                                 (907)
                                                                                      --------------------
Net assets                                                                            $            71,487
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 72    $            71               1.25%               6.2%
12/31/2015                   0.94                  0                  0               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.5%
12/31/2015                   0.94                  0                  0               1.00%              -6.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.7%
12/31/2015                   0.94                  0                  0               0.75%              -6.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.0%
12/31/2015                   0.94                  0                  0               0.50%              -6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.3%
12/31/2015                   0.94                  0                  0               0.25%              -5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.5%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T464

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      174,171    $      169,841            13,499
                                                                         ===============   ===============
Receivables: investments sold                                     110
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      174,281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      174,281           174,473    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      174,281           174,473
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,604
Mortality & expense charges                                                                          (947)
                                                                                           ---------------
Net investment income (loss)                                                                          657
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              230
Realized gain distributions                                                                         4,301
Net change in unrealized appreciation (depreciation)                                                4,330
                                                                                           ---------------
Net gain (loss)                                                                                     8,861
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        9,518
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               657    $                --
Net realized gain (loss)                                                       230                     --
Realized gain distributions                                                  4,301                     --
Net change in unrealized appreciation (depreciation)                         4,330                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            9,518                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   166,643                     --
Cost of units redeemed                                                      (1,880)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        164,763                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    174,281                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           174,281    $                --
                                                               ====================   ====================

Units sold                                                                 176,485                     --
Units redeemed                                                              (2,012)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    174,473                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  174,473                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           166,643
Cost of units redeemed/account charges                                                             (1,880)
Net investment income (loss)                                                                          657
Net realized gain (loss)                                                                              230
Realized gain distributions                                                                         4,301
Net change in unrealized appreciation (depreciation)                                                4,330
                                                                                      --------------------
Net assets                                                                            $           174,281
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                174    $           174               1.25%               6.6%
12/31/2015                   0.94                  0                  0               1.25%              -6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.9%
12/31/2015                   0.94                  0                  0               1.00%              -6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               7.1%
12/31/2015                   0.94                  0                  0               0.75%              -6.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.4%
12/31/2015                   0.94                  0                  0               0.50%              -5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               7.7%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.9%
12/31/2015                   0.94                  0                  0               0.00%              -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T415

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       74,807    $       75,725             5,950
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (185)
                                                       ---------------
Net assets                                             $       74,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       74,622            75,011    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       74,622            75,011
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          459
Mortality & expense charges                                                                          (126)
                                                                                           ---------------
Net investment income (loss)                                                                          333
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               12
Realized gain distributions                                                                         1,909
Net change in unrealized appreciation (depreciation)                                                 (918)
                                                                                           ---------------
Net gain (loss)                                                                                     1,003
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,336
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               333    $                --
Net realized gain (loss)                                                        12                     --
Realized gain distributions                                                  1,909                     --
Net change in unrealized appreciation (depreciation)                          (918)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,336                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   140,597                     --
Cost of units redeemed                                                     (67,056)                    --
Account charges                                                               (255)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         73,286                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     74,622                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            74,622    $                --
                                                               ====================   ====================

Units sold                                                                 143,880                     --
Units redeemed                                                             (68,869)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     75,011                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   75,011                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           140,597
Cost of units redeemed/account charges                                                            (67,311)
Net investment income (loss)                                                                          333
Net realized gain (loss)                                                                               12
Realized gain distributions                                                                         1,909
Net change in unrealized appreciation (depreciation)                                                 (918)
                                                                                      --------------------
Net assets                                                                            $            74,622
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 75    $            75               1.25%               6.3%
12/31/2015                   0.94                  0                  0               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.6%
12/31/2015                   0.94                  0                  0               1.00%              -6.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.8%
12/31/2015                   0.94                  0                  0               0.75%              -6.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.1%
12/31/2015                   0.94                  0                  0               0.50%              -6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.4%
12/31/2015                   0.94                  0                  0               0.25%              -5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.6%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T399

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       44,273    $       40,714             3,510
                                                                         ===============   ===============
Receivables: investments sold                                      29
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       44,302
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       44,302            44,319    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       44,302            44,319
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          394
Mortality & expense charges                                                                          (416)
                                                                                           ---------------
Net investment income (loss)                                                                          (22)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               39
Realized gain distributions                                                                         1,120
Net change in unrealized appreciation (depreciation)                                                3,559
                                                                                           ---------------
Net gain (loss)                                                                                     4,718
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,696
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (22)   $                --
Net realized gain (loss)                                                        39                     --
Realized gain distributions                                                  1,120                     --
Net change in unrealized appreciation (depreciation)                         3,559                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,696                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    39,606                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         39,606                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     44,302                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            44,302    $                --
                                                               ====================   ====================

Units sold                                                                  44,319                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     44,319                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   44,319                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            39,606
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          (22)
Net realized gain (loss)                                                                               39
Realized gain distributions                                                                         1,120
Net change in unrealized appreciation (depreciation)                                                3,559
                                                                                      --------------------
Net assets                                                                            $            44,302
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                 44    $            44               1.25%               6.6%
12/31/2015                   0.94                  0                  0               1.25%              -6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.9%
12/31/2015                   0.94                  0                  0               1.00%              -6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               7.2%
12/31/2015                   0.94                  0                  0               0.75%              -6.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.4%
12/31/2015                   0.94                  0                  0               0.50%              -5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               7.7%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               8.0%
12/31/2015                   0.94                  0                  0               0.00%              -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T241

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       14,215    $       14,443               910
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (17)
                                                       ---------------
Net assets                                             $       14,198
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       14,198            14,275    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       14,198            14,275
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           80
Mortality & expense charges                                                                           (17)
                                                                                           ---------------
Net investment income (loss)                                                                           63
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           326
Net change in unrealized appreciation (depreciation)                                                 (228)
                                                                                           ---------------
Net gain (loss)                                                                                        98
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          161
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                63    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                    326                     --
Net change in unrealized appreciation (depreciation)                          (228)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              161                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,725                     --
Cost of units redeemed                                                      (2,662)                    --
Account charges                                                                (26)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         14,037                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     14,198                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            14,198    $                --
                                                               ====================   ====================

Units sold                                                                  17,024                     --
Units redeemed                                                              (2,749)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     14,275                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   14,275                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            16,725
Cost of units redeemed/account charges                                                             (2,688)
Net investment income (loss)                                                                           63
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           326
Net change in unrealized appreciation (depreciation)                                                 (228)
                                                                                      --------------------
Net assets                                                                            $            14,198
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 14    $            14               1.25%               6.3%
12/31/2015                   0.94                  0                  0               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.6%
12/31/2015                   0.94                  0                  0               1.00%              -6.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.8%
12/31/2015                   0.94                  0                  0               0.75%              -6.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.1%
12/31/2015                   0.94                  0                  0               0.50%              -6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.4%
12/31/2015                   0.94                  0                  0               0.25%              -5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.6%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T233

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,453    $       21,623             2,191
                                                                         ===============   ===============
Receivables: investments sold                                  11,934
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       34,387
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       34,387            34,406    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       34,387            34,406
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          184
Mortality & expense charges                                                                          (141)
                                                                                           ---------------
Net investment income (loss)                                                                           43
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               45
Realized gain distributions                                                                           511
Net change in unrealized appreciation (depreciation)                                                  830
                                                                                           ---------------
Net gain (loss)                                                                                     1,386
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,429
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                43    $                --
Net realized gain (loss)                                                        45                     --
Realized gain distributions                                                    511                     --
Net change in unrealized appreciation (depreciation)                           830                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,429                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    33,212                     --
Cost of units redeemed                                                        (254)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         32,958                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     34,387                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            34,387    $                --
                                                               ====================   ====================

Units sold                                                                  34,665                     --
Units redeemed                                                                (259)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     34,406                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   34,406                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            33,212
Cost of units redeemed/account charges                                                               (254)
Net investment income (loss)                                                                           43
Net realized gain (loss)                                                                               45
Realized gain distributions                                                                           511
Net change in unrealized appreciation (depreciation)                                                  830
                                                                                      --------------------
Net assets                                                                            $            34,387
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                 34    $            34               1.25%               6.6%
12/31/2015                   0.94                  0                  0               1.25%              -6.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.9%
12/31/2015                   0.94                  0                  0               1.00%              -6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               7.1%
12/31/2015                   0.94                  0                  0               0.75%              -6.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.4%
12/31/2015                   0.94                  0                  0               0.50%              -5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               7.7%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.9%
12/31/2015                   0.94                  0                  0               0.00%              -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R3 CLASS - 02631C353

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          439    $          440                42
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (6)
                                                       ---------------
Net assets                                             $          433
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          433               435    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $          433               435
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            3
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                            3
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             5
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                           ---------------
Net gain (loss)                                                                                         4
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            7
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 3    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                      5                     --
Net change in unrealized appreciation (depreciation)                            (1)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                                7                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       865                     --
Cost of units redeemed                                                        (433)                    --
Account charges                                                                 (6)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                            426                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        433                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               433    $                --
                                                               ====================   ====================

Units sold                                                                     884                     --
Units redeemed                                                                (449)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                        435                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      435                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               865
Cost of units redeemed/account charges                                                               (439)
Net investment income (loss)                                                                            3
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             5
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                      --------------------
Net assets                                                                            $               433
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               6.3%
12/31/2015                   0.94                  0                  0               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.6%
12/31/2015                   0.94                  0                  0               1.00%              -6.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.8%
12/31/2015                   0.94                  0                  0               0.75%              -6.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.1%
12/31/2015                   0.94                  0                  0               0.50%              -6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.4%
12/31/2015                   0.94                  0                  0               0.25%              -5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.7%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R4 CLASS - 02631C346

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       12,340    $       12,495             1,199
                                                                         ===============   ===============
Receivables: investments sold                                       7
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       12,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       12,347            12,344    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       12,347            12,344
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          131
Mortality & expense charges                                                                           (25)
                                                                                           ---------------
Net investment income (loss)                                                                          106
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           151
Net change in unrealized appreciation (depreciation)                                                 (155)
                                                                                           ---------------
Net gain (loss)                                                                                        (4)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          102
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               106    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                    151                     --
Net change in unrealized appreciation (depreciation)                          (155)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              102                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    12,245                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         12,245                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,347                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            12,347    $                --
                                                               ====================   ====================

Units sold                                                                  12,344                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,344                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   12,344                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            12,245
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          106
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           151
Net change in unrealized appreciation (depreciation)                                                 (155)
                                                                                      --------------------
Net assets                                                                            $            12,347
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                 12    $            12               1.25%               6.7%
12/31/2015                   0.94                  0                  0               1.25%              -6.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.9%
12/31/2015                   0.94                  0                  0               1.00%              -6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               7.2%
12/31/2015                   0.94                  0                  0               0.75%              -5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               7.5%
12/31/2015                   0.94                  0                  0               0.50%              -5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               7.7%
12/31/2015                   0.94                  0                  0               0.25%              -5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               8.0%
12/31/2015                   0.94                  0                  0               0.00%              -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T282 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T290 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T316 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T324 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T332 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T340 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T357 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T365 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T373 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R6 CLASS - 02630T217 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R6 CLASS - 02631C320 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMCAP FUND R6 CLASS - 023375819 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS AMERICAN BALANCED FUND R6 CLASS - 024071813 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS CAPITAL WORLD GROWTH AND INC. FD. R6 CL. - 140543810 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN FUNDS EUROPACIFIC GROWTH FUND R6 CLASS - 298706821 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS FUNDAMENTAL INVESTORS R6 CLASS - 360802813 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS NEW PERSPECTIVE FUND R6 CLASS - 648018810 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS NEW WORLD FUND R6 CLASS - 649280815 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS SMALLCAP WORLD FUND R6 CLASS - 831681812 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   AMERICAN FUNDS THE GROWTH FUND OF AMERICA R6 CLASS - 399874817 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R6 CLASS - 939330817 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AQR EMERGING MULTI-STYLE FUND N CLASS - 00203H347 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.79
Band 100                                                           --                --              0.80
Band 75                                                            --                --              0.80
Band 50                                                            --                --              0.80
Band 25                                                            --                --              0.81
Band 0                                                             --                --              0.81
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.79                  0    $             0               1.25%               4.4%
12/31/2015                   0.76                  0                  0               1.25%             -24.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               1.00%               4.7%
12/31/2015                   0.76                  0                  0               1.00%             -23.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               0.75%               4.9%
12/31/2015                   0.76                  0                  0               0.75%             -23.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               0.50%               5.2%
12/31/2015                   0.76                  0                  0               0.50%             -23.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                  0    $             0               0.25%               5.4%
12/31/2015                   0.76                  0                  0               0.25%             -23.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                  0    $             0               0.00%               5.7%
12/31/2015                   0.77                  0                  0               0.00%             -23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       AQR INTERNATIONAL MULTI-STYLE FUND N CLASS - 00203H529 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.85
Band 100                                                           --                --              0.86
Band 75                                                            --                --              0.86
Band 50                                                            --                --              0.86
Band 25                                                            --                --              0.87
Band 0                                                             --                --              0.87
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.85                  0    $             0               1.25%              -5.4%
12/31/2015                   0.90                  0                  0               1.25%              -9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               1.00%              -5.1%
12/31/2015                   0.90                  0                  0               1.00%              -9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               0.75%              -4.9%
12/31/2015                   0.90                  0                  0               0.75%              -9.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               0.50%              -4.7%
12/31/2015                   0.91                  0                  0               0.50%              -9.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.25%              -4.4%
12/31/2015                   0.91                  0                  0               0.25%              -9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.00%              -4.2%
12/31/2015                   0.91                  0                  0               0.00%              -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AQR LARGE CAP MULTI-STYLE FUND N CLASS - 00203H495

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       76,724    $       72,931             5,294
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (3)
                                                       ---------------
Net assets                                             $       76,721
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       76,721            76,114    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $       76,721            76,114
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          796
Mortality & expense charges                                                                          (257)
                                                                                           ---------------
Net investment income (loss)                                                                          539
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                6
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,793
                                                                                           ---------------
Net gain (loss)                                                                                     3,799
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,338
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               539    $                --
Net realized gain (loss)                                                         6                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,793                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,338                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    72,384                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         72,383                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     76,721                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            76,721    $                --
                                                               ====================   ====================

Units sold                                                                  76,115                     --
Units redeemed                                                                  (1)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     76,114                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   76,114                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            72,384
Cost of units redeemed/account charges                                                                 (1)
Net investment income (loss)                                                                          539
Net realized gain (loss)                                                                                6
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,793
                                                                                      --------------------
Net assets                                                                            $            76,721
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                 76    $            77               1.25%               5.5%
12/31/2015                   0.96                  0                  0               1.25%              -4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               5.8%
12/31/2015                   0.96                  0                  0               1.00%              -4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               6.1%
12/31/2015                   0.96                  0                  0               0.75%              -4.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               6.3%
12/31/2015                   0.96                  0                  0               0.50%              -4.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               6.6%
12/31/2015                   0.96                  0                  0               0.25%              -3.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               6.9%
12/31/2015                   0.96                  0                  0               0.00%              -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AQR SMALL CAP MULTI-STYLE FUND N CLASS - 00203H479 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.11
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.25%              20.6%
12/31/2015                   0.92                  0                  0               1.25%              -8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              20.9%
12/31/2015                   0.92                  0                  0               1.00%              -8.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              21.2%
12/31/2015                   0.92                  0                  0               0.75%              -8.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              21.5%
12/31/2015                   0.92                  0                  0               0.50%              -7.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              21.8%
12/31/2015                   0.92                  0                  0               0.25%              -7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              22.1%
12/31/2015                   0.92                  0                  0               0.00%              -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      774,159    $      819,902            16,503
                                                                         ===============   ===============
Receivables: investments sold                                   2,174
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      776,333
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      776,333           314,915    $         2.47
Band 100                                                           --                --              2.55
Band 75                                                            --                --              2.63
Band 50                                                            --                --              2.72
Band 25                                                            --                --              2.81
Band 0                                                             --                --              2.96
                                                       ---------------   ---------------
 Total                                                 $      776,333           314,915
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,933
Mortality & expense charges                                                                       (17,569)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,636)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (136,889)
Realized gain distributions                                                                        54,653
Net change in unrealized appreciation (depreciation)                                              241,467
                                                                                           ---------------
Net gain (loss)                                                                                   159,231
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      146,595
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,636)   $            (5,539)
Net realized gain (loss)                                                  (136,889)               111,566
Realized gain distributions                                                 54,653                182,737
Net change in unrealized appreciation (depreciation)                       241,467               (491,954)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          146,595               (203,190)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   227,473                535,167
Cost of units redeemed                                                  (1,502,926)              (918,740)
Account charges                                                               (659)                  (814)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,276,112)              (384,387)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,129,517)              (587,577)
Net assets, beginning                                                    1,905,850              2,493,427
                                                               --------------------   --------------------
Net assets, ending                                             $           776,333    $         1,905,850
                                                               ====================   ====================

Units sold                                                                  99,779                215,905
Units redeemed                                                            (623,482)              (404,430)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (523,703)              (188,525)
Units outstanding, beginning                                               838,618              1,027,143
                                                               --------------------   --------------------
Units outstanding, ending                                                  314,915                838,618
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,645,147
Cost of units redeemed/account charges                                                         (6,779,213)
Net investment income (loss)                                                                     (116,826)
Net realized gain (loss)                                                                           27,397
Realized gain distributions                                                                     1,045,571
Net change in unrealized appreciation (depreciation)                                              (45,743)
                                                                                      --------------------
Net assets                                                                            $           776,333
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                315    $           776               1.25%              11.3%
12/31/2015                   2.22                722              1,600               1.25%              -7.4%
12/31/2014                   2.39                938              2,244               1.25%               6.8%
12/31/2013                   2.24                702              1,572               1.25%              44.4%
12/31/2012                   1.55                415                644               1.25%              17.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.55                  0    $             0               1.00%              11.5%
12/31/2015                   2.28                  0                  0               1.00%              -7.2%
12/31/2014                   2.46                  0                  0               1.00%               7.1%
12/31/2013                   2.30                  0                  0               1.00%              44.8%
12/31/2012                   1.59                  0                  0               1.00%              18.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.63                  0    $             0               0.75%              11.8%
12/31/2015                   2.36                  0                  0               0.75%              -6.9%
12/31/2014                   2.53                  0                  0               0.75%               7.3%
12/31/2013                   2.36                  0                  0               0.75%              45.1%
12/31/2012                   1.62                  0                  0               0.75%              18.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                  0    $             0               0.50%              12.1%
12/31/2015                   2.43                  0                  0               0.50%              -6.7%
12/31/2014                   2.60                  0                  0               0.50%               7.6%
12/31/2013                   2.42                  0                  0               0.50%              45.5%
12/31/2012                   1.66                  0                  0               0.50%              18.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.81                  0    $             0               0.25%              12.4%
12/31/2015                   2.50                  0                  0               0.25%              -6.5%
12/31/2014                   2.68                  0                  0               0.25%               7.9%
12/31/2013                   2.48                  0                  0               0.25%              45.8%
12/31/2012                   1.70                  0                  0               0.25%              19.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.96                  0    $             0               0.00%              12.7%
12/31/2015                   2.63                117                306               0.00%              -6.2%
12/31/2014                   2.80                 89                250               0.00%               8.2%
12/31/2013                   2.59                 92                238               0.00%              46.2%
12/31/2012                   1.77                  0                  0               0.00%              19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.9%
                 2014                                   0.8%
                 2013                                   1.1%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     ARIEL FUND INVESTOR CLASS - 040337107

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      881,056    $      812,047            13,821
                                                                         ===============   ===============
Receivables: investments sold                                   8,109
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      889,165
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      889,165           361,073    $         2.46
Band 100                                                           --                --              2.55
Band 75                                                            --                --              2.63
Band 50                                                            --                --              2.72
Band 25                                                            --                --              2.81
Band 0                                                             --                --              2.95
                                                       ---------------   ---------------
 Total                                                 $      889,165           361,073
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,508
Mortality & expense charges                                                                       (12,160)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,652)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           13,009
Realized gain distributions                                                                        53,508
Net change in unrealized appreciation (depreciation)                                               60,929
                                                                                           ---------------
Net gain (loss)                                                                                   127,446
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      117,794
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,652)   $            (7,369)
Net realized gain (loss)                                                    13,009                101,120
Realized gain distributions                                                 53,508                148,765
Net change in unrealized appreciation (depreciation)                        60,929               (307,976)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          117,794                (65,460)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   111,668                299,888
Cost of units redeemed                                                    (448,065)              (304,026)
Account charges                                                               (251)                  (329)
                                                               --------------------   --------------------
Increase (decrease)                                                       (336,648)                (4,467)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (218,854)               (69,927)
Net assets, beginning                                                    1,108,019              1,177,946
                                                               --------------------   --------------------
Net assets, ending                                             $           889,165    $         1,108,019
                                                               ====================   ====================

Units sold                                                                  52,000                131,273
Units redeemed                                                            (204,456)              (134,795)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (152,456)                (3,522)
Units outstanding, beginning                                               513,529                517,051
                                                               --------------------   --------------------
Units outstanding, ending                                                  361,073                513,529
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,087,098
Cost of units redeemed/account charges                                                         (5,041,529)
Net investment income (loss)                                                                     (124,959)
Net realized gain (loss)                                                                          183,494
Realized gain distributions                                                                       716,052
Net change in unrealized appreciation (depreciation)                                               69,009
                                                                                      --------------------
Net assets                                                                            $           889,165
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                361    $           889               1.25%              14.1%
12/31/2015                   2.16                514              1,108               1.25%              -5.3%
12/31/2014                   2.28                517              1,178               1.25%               9.6%
12/31/2013                   2.08                496              1,032               1.25%              42.9%
12/31/2012                   1.46                680                989               1.25%              18.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.55                  0    $             0               1.00%              14.4%
12/31/2015                   2.22                  0                  0               1.00%              -5.1%
12/31/2014                   2.34                  0                  0               1.00%               9.8%
12/31/2013                   2.13                  0                  0               1.00%              43.2%
12/31/2012                   1.49                  0                  0               1.00%              19.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.63                  0    $             0               0.75%              14.7%
12/31/2015                   2.29                  0                  0               0.75%              -4.8%
12/31/2014                   2.41                  0                  0               0.75%              10.1%
12/31/2013                   2.19                  0                  0               0.75%              43.6%
12/31/2012                   1.52                  0                  0               0.75%              19.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                  0    $             0               0.50%              15.0%
12/31/2015                   2.37                  0                  0               0.50%              -4.6%
12/31/2014                   2.48                  0                  0               0.50%              10.4%
12/31/2013                   2.25                  0                  0               0.50%              44.0%
12/31/2012                   1.56                  0                  0               0.50%              19.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.81                  0    $             0               0.25%              15.3%
12/31/2015                   2.44                  0                  0               0.25%              -4.3%
12/31/2014                   2.55                  0                  0               0.25%              10.7%
12/31/2013                   2.30                  0                  0               0.25%              44.3%
12/31/2012                   1.60                  0                  0               0.25%              20.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.95                  0    $             0               0.00%              15.6%
12/31/2015                   2.56                  0                  0               0.00%              -4.1%
12/31/2014                   2.67                  0                  0               0.00%              11.0%
12/31/2013                   2.40                  0                  0               0.00%              44.7%
12/31/2012                   1.66                  0                  0               0.00%              20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.7%
                 2014                                   0.6%
                 2013                                   0.6%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ARIEL INTERNATIONAL FUND INVESTOR CLASS - 040337883 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   AVE MARIA CATHOLIC VALUES FUND - 808530208

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      200,254    $      207,092            10,473
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (6)
                                                       ---------------
Net assets                                             $      200,248
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      200,248           216,476    $         0.93
Band 100                                                           --                --              0.93
Band 75                                                            --                --              0.94
Band 50                                                            --                --              0.94
Band 25                                                            --                --              0.95
Band 0                                                             --                --              0.95
                                                       ---------------   ---------------
 Total                                                 $      200,248           216,476
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,468)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,468)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,192)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               40,131
                                                                                           ---------------
Net gain (loss)                                                                                    29,939
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       27,471
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,468)   $            (2,046)
Net realized gain (loss)                                                   (10,192)                (3,257)
Realized gain distributions                                                     --                    119
Net change in unrealized appreciation (depreciation)                        40,131                (39,272)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           27,471                (44,456)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    10,660                149,243
Cost of units redeemed                                                     (49,167)               (15,113)
Account charges                                                               (138)                   (40)
                                                               --------------------   --------------------
Increase (decrease)                                                        (38,645)               134,090
                                                               --------------------   --------------------
Net increase (decrease)                                                    (11,174)                89,634
Net assets, beginning                                                      211,422                121,788
                                                               --------------------   --------------------
Net assets, ending                                             $           200,248    $           211,422
                                                               ====================   ====================

Units sold                                                                  13,945                267,471
Units redeemed                                                             (60,310)              (127,726)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (46,365)               139,745
Units outstanding, beginning                                               262,841                123,096
                                                               --------------------   --------------------
Units outstanding, ending                                                  216,476                262,841
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           279,628
Cost of units redeemed/account charges                                                            (64,784)
Net investment income (loss)                                                                       (4,781)
Net realized gain (loss)                                                                          (13,451)
Realized gain distributions                                                                        10,474
Net change in unrealized appreciation (depreciation)                                               (6,838)
                                                                                      --------------------
Net assets                                                                            $           200,248
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                216    $           200               1.25%              15.0%
12/31/2015                   0.80                263                211               1.25%             -18.7%
12/31/2014                   0.99                123                122               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               1.00%              15.3%
12/31/2015                   0.81                  0                  0               1.00%             -18.5%
12/31/2014                   0.99                  0                  0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               0.75%              15.6%
12/31/2015                   0.81                  0                  0               0.75%             -18.3%
12/31/2014                   0.99                  0                  0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               0.50%              15.9%
12/31/2015                   0.81                  0                  0               0.50%             -18.1%
12/31/2014                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.25%              16.2%
12/31/2015                   0.82                  0                  0               0.25%             -17.9%
12/31/2014                   0.99                  0                  0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.00%              16.4%
12/31/2015                   0.82                  0                  0               0.00%             -17.7%
12/31/2014                   1.00                  0                  0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.1%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       AVE MARIA GROWTH FUND - 808530307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      232,987    $      253,750             8,841
                                                                         ===============   ===============
Receivables: investments sold                                     790
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      233,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      233,777           204,970    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      233,777           204,970
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          186
Mortality & expense charges                                                                        (2,656)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,470)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,907)
Realized gain distributions                                                                        13,162
Net change in unrealized appreciation (depreciation)                                               13,208
                                                                                           ---------------
Net gain (loss)                                                                                    23,463
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       20,993
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,470)   $            (1,768)
Net realized gain (loss)                                                    (2,907)                (1,138)
Realized gain distributions                                                 13,162                 16,007
Net change in unrealized appreciation (depreciation)                        13,208                (20,536)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           20,993                 (7,435)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    54,926                 40,157
Cost of units redeemed                                                     (25,138)               (15,184)
Account charges                                                               (148)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         29,640                 24,973
                                                               --------------------   --------------------
Net increase (decrease)                                                     50,633                 17,538
Net assets, beginning                                                      183,144                165,606
                                                               --------------------   --------------------
Net assets, ending                                             $           233,777    $           183,144
                                                               ====================   ====================

Units sold                                                                  50,144                 37,942
Units redeemed                                                             (22,907)               (14,634)
                                                               --------------------   --------------------
Net increase (decrease)                                                     27,237                 23,308
Units outstanding, beginning                                               177,733                154,425
                                                               --------------------   --------------------
Units outstanding, ending                                                  204,970                177,733
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           253,286
Cost of units redeemed/account charges                                                            (40,961)
Net investment income (loss)                                                                       (4,601)
Net realized gain (loss)                                                                           (4,043)
Realized gain distributions                                                                        50,859
Net change in unrealized appreciation (depreciation)                                              (20,763)
                                                                                      --------------------
Net assets                                                                            $           233,777
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                205    $           234               1.25%              10.7%
12/31/2015                   1.03                178                183               1.25%              -3.9%
12/31/2014                   1.07                154                166               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%              11.0%
12/31/2015                   1.03                  0                  0               1.00%              -3.7%
12/31/2014                   1.07                  0                  0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%              11.2%
12/31/2015                   1.04                  0                  0               0.75%              -3.4%
12/31/2014                   1.08                  0                  0               0.75%               7.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              11.5%
12/31/2015                   1.04                  0                  0               0.50%              -3.2%
12/31/2014                   1.08                  0                  0               0.50%               7.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              11.8%
12/31/2015                   1.05                  0                  0               0.25%              -2.9%
12/31/2014                   1.08                  0                  0               0.25%               7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              12.1%
12/31/2015                   1.05                  0                  0               0.00%              -2.7%
12/31/2014                   1.08                  0                  0               0.00%               7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.3%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   AVE MARIA RISING DIVIDEND FUND - 808530604

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      435,287    $      462,557            25,947
                                                                         ===============   ===============
Receivables: investments sold                                     369
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      435,656
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      435,656           403,049    $         1.08
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      435,656           403,049
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,434
Mortality & expense charges                                                                        (4,795)
                                                                                           ---------------
Net investment income (loss)                                                                        1,639
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,982)
Realized gain distributions                                                                        21,866
Net change in unrealized appreciation (depreciation)                                               31,391
                                                                                           ---------------
Net gain (loss)                                                                                    49,275
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       50,914
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,639    $               376
Net realized gain (loss)                                                    (3,982)                (3,522)
Realized gain distributions                                                 21,866                 18,625
Net change in unrealized appreciation (depreciation)                        31,391                (42,123)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           50,914                (26,644)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    66,792                 73,236
Cost of units redeemed                                                     (33,743)               (31,115)
Account charges                                                               (212)                   (40)
                                                               --------------------   --------------------
Increase (decrease)                                                         32,837                 42,081
                                                               --------------------   --------------------
Net increase (decrease)                                                     83,751                 15,437
Net assets, beginning                                                      351,905                336,468
                                                               --------------------   --------------------
Net assets, ending                                             $           435,656    $           351,905
                                                               ====================   ====================

Units sold                                                                  66,427                 75,522
Units redeemed                                                             (34,203)               (34,241)
                                                               --------------------   --------------------
Net increase (decrease)                                                     32,224                 41,281
Units outstanding, beginning                                               370,825                329,544
                                                               --------------------   --------------------
Units outstanding, ending                                                  403,049                370,825
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           496,223
Cost of units redeemed/account charges                                                            (90,484)
Net investment income (loss)                                                                        2,600
Net realized gain (loss)                                                                           (8,772)
Realized gain distributions                                                                        63,359
Net change in unrealized appreciation (depreciation)                                              (27,270)
                                                                                      --------------------
Net assets                                                                            $           435,656
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                403    $           436               1.25%              13.9%
12/31/2015                   0.95                371                352               1.25%              -7.1%
12/31/2014                   1.02                330                336               1.25%               2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%              14.2%
12/31/2015                   0.95                  0                  0               1.00%              -6.8%
12/31/2014                   1.02                  0                  0               1.00%               2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%              14.5%
12/31/2015                   0.96                  0                  0               0.75%              -6.6%
12/31/2014                   1.02                  0                  0               0.75%               2.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              14.8%
12/31/2015                   0.96                  0                  0               0.50%              -6.4%
12/31/2014                   1.02                  0                  0               0.50%               2.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%              15.0%
12/31/2015                   0.96                  0                  0               0.25%              -6.1%
12/31/2014                   1.03                  0                  0               0.25%               2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              15.3%
12/31/2015                   0.97                  0                  0               0.00%              -5.9%
12/31/2014                   1.03                  0                  0               0.00%               2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.4%
                 2014                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    AVE MARIA WORLD EQUITY FUND - 808530802

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       64,284    $       67,007             4,877
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $       64,283
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       64,283            66,458    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $       64,283            66,458
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          300
Mortality & expense charges                                                                          (813)
                                                                                           ---------------
Net investment income (loss)                                                                         (513)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,456)
Realized gain distributions                                                                           930
Net change in unrealized appreciation (depreciation)                                                6,691
                                                                                           ---------------
Net gain (loss)                                                                                     5,165
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,652
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (513)   $              (494)
Net realized gain (loss)                                                    (2,456)                  (154)
Realized gain distributions                                                    930                    943
Net change in unrealized appreciation (depreciation)                         6,691                 (4,916)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,652                 (4,621)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,783                 11,273
Cost of units redeemed                                                     (19,729)                (1,010)
Account charges                                                                (19)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (14,965)                10,263
                                                               --------------------   --------------------
Net increase (decrease)                                                    (10,313)                 5,642
Net assets, beginning                                                       74,596                 68,954
                                                               --------------------   --------------------
Net assets, ending                                             $            64,283    $            74,596
                                                               ====================   ====================

Units sold                                                                   5,537                 12,188
Units redeemed                                                             (21,880)                (1,365)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (16,343)                10,823
Units outstanding, beginning                                                82,801                 71,978
                                                               --------------------   --------------------
Units outstanding, ending                                                   66,458                 82,801
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            86,230
Cost of units redeemed/account charges                                                            (21,031)
Net investment income (loss)                                                                         (998)
Net realized gain (loss)                                                                           (2,613)
Realized gain distributions                                                                         5,418
Net change in unrealized appreciation (depreciation)                                               (2,723)
                                                                                      --------------------
Net assets                                                                            $            64,283
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                 66    $            64               1.25%               7.4%
12/31/2015                   0.90                 83                 75               1.25%              -6.0%
12/31/2014                   0.96                 72                 69               1.25%              -4.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%               7.6%
12/31/2015                   0.90                  0                  0               1.00%              -5.7%
12/31/2014                   0.96                  0                  0               1.00%              -4.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%               7.9%
12/31/2015                   0.91                  0                  0               0.75%              -5.5%
12/31/2014                   0.96                  0                  0               0.75%              -4.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%               8.2%
12/31/2015                   0.91                  0                  0               0.50%              -5.3%
12/31/2014                   0.96                  0                  0               0.50%              -3.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%               8.4%
12/31/2015                   0.91                  0                  0               0.25%              -5.0%
12/31/2014                   0.96                  0                  0               0.25%              -3.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               8.7%
12/31/2015                   0.92                  0                  0               0.00%              -4.8%
12/31/2014                   0.96                  0                  0               0.00%              -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.6%
                 2014                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        BLACKROCK GLOBAL ALLOCATION FUND INSTITUTIONAL CLASS - 09251T509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,011,638    $    3,284,067           165,322
                                                                         ===============   ===============
Receivables: investments sold                                  10,459
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,022,097
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,022,097         1,910,238    $         1.58
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.68
Band 25                                                            --                --              1.71
Band 0                                                             --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $    3,022,097         1,910,238
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       37,706
Mortality & expense charges                                                                       (36,011)
                                                                                           ---------------
Net investment income (loss)                                                                        1,695
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (37,325)
Realized gain distributions                                                                        24,203
Net change in unrealized appreciation (depreciation)                                              101,880
                                                                                           ---------------
Net gain (loss)                                                                                    88,758
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       90,453
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,695    $              (481)
Net realized gain (loss)                                                   (37,325)                 7,095
Realized gain distributions                                                 24,203                208,669
Net change in unrealized appreciation (depreciation)                       101,880               (274,700)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           90,453                (59,417)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   553,127                758,677
Cost of units redeemed                                                    (331,594)              (535,316)
Account charges                                                             (1,468)                  (911)
                                                               --------------------   --------------------
Increase (decrease)                                                        220,065                222,450
                                                               --------------------   --------------------
Net increase (decrease)                                                    310,518                163,033
Net assets, beginning                                                    2,711,579              2,548,546
                                                               --------------------   --------------------
Net assets, ending                                             $         3,022,097    $         2,711,579
                                                               ====================   ====================

Units sold                                                                 365,511                492,035
Units redeemed                                                            (217,183)              (352,018)
                                                               --------------------   --------------------
Net increase (decrease)                                                    148,328                140,017
Units outstanding, beginning                                             1,761,910              1,621,893
                                                               --------------------   --------------------
Units outstanding, ending                                                1,910,238              1,761,910
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,501,622
Cost of units redeemed/account charges                                                         (1,733,328)
Net investment income (loss)                                                                       47,237
Net realized gain (loss)                                                                            2,200
Realized gain distributions                                                                       476,795
Net change in unrealized appreciation (depreciation)                                             (272,429)
                                                                                      --------------------
Net assets                                                                            $         3,022,097
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58              1,910    $         3,022               1.25%               2.8%
12/31/2015                   1.54              1,762              2,712               1.25%              -2.1%
12/31/2014                   1.57              1,622              2,549               1.25%               0.9%
12/31/2013                   1.56                954              1,486               1.25%              13.3%
12/31/2012                   1.37                665                914               1.25%               9.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               3.1%
12/31/2015                   1.56                  0                  0               1.00%              -1.8%
12/31/2014                   1.59                  0                  0               1.00%               1.1%
12/31/2013                   1.58                  0                  0               1.00%              13.6%
12/31/2012                   1.39                  0                  0               1.00%               9.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               3.3%
12/31/2015                   1.59                  0                  0               0.75%              -1.6%
12/31/2014                   1.62                  0                  0               0.75%               1.4%
12/31/2013                   1.59                  0                  0               0.75%              13.9%
12/31/2012                   1.40                  0                  0               0.75%               9.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.50%               3.6%
12/31/2015                   1.62                  0                  0               0.50%              -1.3%
12/31/2014                   1.64                  0                  0               0.50%               1.6%
12/31/2013                   1.61                  0                  0               0.50%              14.1%
12/31/2012                   1.41                  0                  0               0.50%               9.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.25%               3.8%
12/31/2015                   1.65                  0                  0               0.25%              -1.1%
12/31/2014                   1.66                  0                  0               0.25%               1.9%
12/31/2013                   1.63                  0                  0               0.25%              14.4%
12/31/2012                   1.43                  0                  0               0.25%              10.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.00%               4.1%
12/31/2015                   1.67                  0                  0               0.00%              -0.8%
12/31/2014                   1.69                  0                  0               0.00%               2.1%
12/31/2013                   1.65                  0                  0               0.00%              14.7%
12/31/2012                   1.44                  0                  0               0.00%              10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.3%
                 2014                                   2.7%
                 2013                                   1.6%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 091929711

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,085,917    $    1,107,888           112,941
                                                                         ===============   ===============
Receivables: investments sold                                   2,838
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,088,755
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,088,755         1,081,592    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $    1,088,755         1,081,592
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       26,134
Mortality & expense charges                                                                       (13,031)
                                                                                           ---------------
Net investment income (loss)                                                                       13,103
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (282)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (13,894)
                                                                                           ---------------
Net gain (loss)                                                                                   (14,176)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,073)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            13,103    $             8,947
Net realized gain (loss)                                                      (282)                 3,882
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (13,894)               (17,676)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,073)                (4,847)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   396,770                341,988
Cost of units redeemed                                                    (229,891)              (409,926)
Account charges                                                               (646)                  (896)
                                                               --------------------   --------------------
Increase (decrease)                                                        166,233                (68,834)
                                                               --------------------   --------------------
Net increase (decrease)                                                    165,160                (73,681)
Net assets, beginning                                                      923,595                997,276
                                                               --------------------   --------------------
Net assets, ending                                             $         1,088,755    $           923,595
                                                               ====================   ====================

Units sold                                                                 390,734                342,286
Units redeemed                                                            (226,774)              (409,983)
                                                               --------------------   --------------------
Net increase (decrease)                                                    163,960                (67,697)
Units outstanding, beginning                                               917,632                985,329
                                                               --------------------   --------------------
Units outstanding, ending                                                1,081,592                917,632
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,868,275
Cost of units redeemed/account charges                                                         (1,800,402)
Net investment income (loss)                                                                       29,188
Net realized gain (loss)                                                                           13,665
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (21,971)
                                                                                      --------------------
Net assets                                                                            $         1,088,755
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01              1,082    $         1,089               1.25%               0.0%
12/31/2015                   1.01                918                924               1.25%              -0.6%
12/31/2014                   1.01                985                997               1.25%               4.6%
12/31/2013                   0.97                164                159               1.25%              -4.2%
12/31/2012                   1.01                  0                  0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               0.3%
12/31/2015                   1.02                  0                  0               1.00%              -0.3%
12/31/2014                   1.02                  0                  0               1.00%               4.9%
12/31/2013                   0.97                  0                  0               1.00%              -4.0%
12/31/2012                   1.01                  0                  0               1.00%               1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               0.5%
12/31/2015                   1.02                  0                  0               0.75%              -0.1%
12/31/2014                   1.03                  0                  0               0.75%               5.1%
12/31/2013                   0.98                  0                  0               0.75%              -3.7%
12/31/2012                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               0.8%
12/31/2015                   1.03                  0                  0               0.50%               0.2%
12/31/2014                   1.03                  0                  0               0.50%               5.4%
12/31/2013                   0.98                  0                  0               0.50%              -3.5%
12/31/2012                   1.01                  0                  0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               1.0%
12/31/2015                   1.04                  0                  0               0.25%               0.4%
12/31/2014                   1.04                  0                  0               0.25%               5.7%
12/31/2013                   0.98                  0                  0               0.25%              -3.2%
12/31/2012                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.00%               1.3%
12/31/2015                   1.05                  0                  0               0.00%               0.7%
12/31/2014                   1.05                  0                  0               0.00%               5.9%
12/31/2013                   0.99                  0                  0               0.00%              -3.0%
12/31/2012                   1.02                  0                  0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.2%
                 2014                                   3.1%
                 2013                                   0.3%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BLACKROCK EQUITY DIVIDEND FUND INSTITUTIONAL CLASS - 09251M504

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      926,836    $      963,026            41,073
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (633)
                                                       ---------------
Net assets                                             $      926,203
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      926,203           569,243    $         1.63
Band 100                                                           --                --              1.65
Band 75                                                            --                --              1.66
Band 50                                                            --                --              1.68
Band 25                                                            --                --              1.70
Band 0                                                             --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $      926,203           569,243
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       19,368
Mortality & expense charges                                                                       (12,376)
                                                                                           ---------------
Net investment income (loss)                                                                        6,992
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (21,510)
Realized gain distributions                                                                        52,472
Net change in unrealized appreciation (depreciation)                                              102,527
                                                                                           ---------------
Net gain (loss)                                                                                   133,489
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      140,481
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,992    $            12,965
Net realized gain (loss)                                                   (21,510)               156,413
Realized gain distributions                                                 52,472                132,757
Net change in unrealized appreciation (depreciation)                       102,527               (303,107)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          140,481                   (972)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   115,407                848,672
Cost of units redeemed                                                    (291,416)            (8,110,179)
Account charges                                                               (155)               (12,175)
                                                               --------------------   --------------------
Increase (decrease)                                                       (176,164)            (7,273,682)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (35,683)            (7,274,654)
Net assets, beginning                                                      961,886              8,236,540
                                                               --------------------   --------------------
Net assets, ending                                             $           926,203    $           961,886
                                                               ====================   ====================

Units sold                                                                  78,542                715,404
Units redeemed                                                            (187,792)            (5,769,118)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (109,250)            (5,053,714)
Units outstanding, beginning                                               678,493              5,732,207
                                                               --------------------   --------------------
Units outstanding, ending                                                  569,243                678,493
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        19,609,646
Cost of units redeemed/account charges                                                        (19,558,654)
Net investment income (loss)                                                                       84,584
Net realized gain (loss)                                                                          296,360
Realized gain distributions                                                                       530,457
Net change in unrealized appreciation (depreciation)                                              (36,190)
                                                                                      --------------------
Net assets                                                                            $           926,203
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                569    $           926               1.25%              14.8%
12/31/2015                   1.42                678                962               1.25%              -1.3%
12/31/2014                   1.44              5,732              8,237               1.25%               8.0%
12/31/2013                   1.33              3,329              4,429               1.25%              23.1%
12/31/2012                   1.08                118                127               1.25%               8.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               1.00%              15.1%
12/31/2015                   1.43                  0                  0               1.00%              -1.1%
12/31/2014                   1.45                  0                  0               1.00%               8.3%
12/31/2013                   1.34                  0                  0               1.00%              23.4%
12/31/2012                   1.08                  0                  0               1.00%               8.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.75%              15.3%
12/31/2015                   1.44                  0                  0               0.75%              -0.8%
12/31/2014                   1.46                  0                  0               0.75%               8.5%
12/31/2013                   1.34                  0                  0               0.75%              23.7%
12/31/2012                   1.08                  0                  0               0.75%               8.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.50%              15.6%
12/31/2015                   1.46                  0                  0               0.50%              -0.6%
12/31/2014                   1.47                  0                  0               0.50%               8.8%
12/31/2013                   1.35                  0                  0               0.50%              24.0%
12/31/2012                   1.09                  0                  0               0.50%               8.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.25%              15.9%
12/31/2015                   1.47                  0                  0               0.25%              -0.3%
12/31/2014                   1.47                  0                  0               0.25%               9.1%
12/31/2013                   1.35                  0                  0               0.25%              24.4%
12/31/2012                   1.09                  0                  0               0.25%               8.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.00%              16.2%
12/31/2015                   1.48                  0                  0               0.00%              -0.1%
12/31/2014                   1.48                  0                  0               0.00%               9.3%
12/31/2013                   1.36                  0                  0               0.00%              24.7%
12/31/2012                   1.09                  0                  0               0.00%               8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.1%
                 2014                                   2.1%
                 2013                                   0.7%
                 2012                                   3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO INSTITUTIONAL CLASS - 091928101

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,456    $       22,060             1,188
                                                                         ===============   ===============
Receivables: investments sold                                     177
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       22,633
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       22,633             8,633    $         2.62
Band 100                                                           --                --              2.67
Band 75                                                            --                --              2.72
Band 50                                                            --                --              2.78
Band 25                                                            --                --              2.83
Band 0                                                             --                --              2.89
                                                       ---------------   ---------------
 Total                                                 $       22,633             8,633
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           10
Mortality & expense charges                                                                          (412)
                                                                                           ---------------
Net investment income (loss)                                                                         (402)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (34,678)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               28,060
                                                                                           ---------------
Net gain (loss)                                                                                    (6,618)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (7,020)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (402)   $            (1,580)
Net realized gain (loss)                                                   (34,678)                (6,995)
Realized gain distributions                                                     --                  6,735
Net change in unrealized appreciation (depreciation)                        28,060                 (5,135)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (7,020)                (6,975)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,348                 14,223
Cost of units redeemed                                                     (92,322)               (32,740)
Account charges                                                                 (8)                    (2)
                                                               --------------------   --------------------
Increase (decrease)                                                        (87,982)               (18,519)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (95,002)               (25,494)
Net assets, beginning                                                      117,635                143,129
                                                               --------------------   --------------------
Net assets, ending                                             $            22,633    $           117,635
                                                               ====================   ====================

Units sold                                                                   1,845                  5,641
Units redeemed                                                             (43,484)               (13,601)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (41,639)                (7,960)
Units outstanding, beginning                                                50,272                 58,232
                                                               --------------------   --------------------
Units outstanding, ending                                                    8,633                 50,272
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,314,603
Cost of units redeemed/account charges                                                         (3,972,980)
Net investment income (loss)                                                                      (46,836)
Net realized gain (loss)                                                                          161,561
Realized gain distributions                                                                       565,889
Net change in unrealized appreciation (depreciation)                                                  396
                                                                                      --------------------
Net assets                                                                            $            22,633
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                  9    $            23               1.25%              12.0%
12/31/2015                   2.34                 50                118               1.25%              -4.8%
12/31/2014                   2.46                 58                143               1.25%               0.8%
12/31/2013                   2.44                461              1,124               1.25%              43.5%
12/31/2012                   1.70                796              1,352               1.25%               9.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               1.00%              12.3%
12/31/2015                   2.38                  0                  0               1.00%              -4.6%
12/31/2014                   2.49                  0                  0               1.00%               1.1%
12/31/2013                   2.47                  0                  0               1.00%              43.9%
12/31/2012                   1.71                  0                  0               1.00%              10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                  0    $             0               0.75%              12.6%
12/31/2015                   2.42                  0                  0               0.75%              -4.3%
12/31/2014                   2.53                  0                  0               0.75%               1.4%
12/31/2013                   2.49                  0                  0               0.75%              44.2%
12/31/2012                   1.73                  0                  0               0.75%              10.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.50%              12.9%
12/31/2015                   2.46                  0                  0               0.50%              -4.1%
12/31/2014                   2.56                  0                  0               0.50%               1.6%
12/31/2013                   2.52                  0                  0               0.50%              44.6%
12/31/2012                   1.75                  0                  0               0.50%              10.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.83                  0    $             0               0.25%              13.2%
12/31/2015                   2.50                  0                  0               0.25%              -3.8%
12/31/2014                   2.60                  0                  0               0.25%               1.9%
12/31/2013                   2.55                  0                  0               0.25%              45.0%
12/31/2012                   1.76                  0                  0               0.25%              10.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                  0    $             0               0.00%              13.4%
12/31/2015                   2.54                  0                  0               0.00%              -3.6%
12/31/2014                   2.64                  0                  0               0.00%               2.1%
12/31/2013                   2.58                  0                  0               0.00%              45.3%
12/31/2012                   1.78                  0                  0               0.00%              11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              BLACKROCK GLOBAL ALLOCATION FUND R CLASS - 09251T400

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,099,716    $    3,333,305           178,009
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (5,917)
                                                       ---------------
Net assets                                             $    3,093,799
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,802,637         1,856,892    $         1.51
Band 100                                                      291,162           189,248              1.54
Band 75                                                            --                --              1.57
Band 50                                                            --                --              1.60
Band 25                                                            --                --              1.63
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $    3,093,799         2,046,140
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,826
Mortality & expense charges                                                                       (37,112)
                                                                                           ---------------
Net investment income (loss)                                                                      (14,286)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (247,932)
Realized gain distributions                                                                        26,603
Net change in unrealized appreciation (depreciation)                                              283,629
                                                                                           ---------------
Net gain (loss)                                                                                    62,300
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       48,014
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (14,286)   $           (17,443)
Net realized gain (loss)                                                  (247,932)                36,138
Realized gain distributions                                                 26,603                327,204
Net change in unrealized appreciation (depreciation)                       283,629               (448,385)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           48,014               (102,486)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   749,951              1,273,445
Cost of units redeemed                                                  (1,731,562)            (1,842,940)
Account charges                                                             (2,930)                (7,142)
                                                               --------------------   --------------------
Increase (decrease)                                                       (984,541)              (576,637)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (936,527)              (679,123)
Net assets, beginning                                                    4,030,326              4,709,449
                                                               --------------------   --------------------
Net assets, ending                                             $         3,093,799    $         4,030,326
                                                               ====================   ====================

Units sold                                                                 505,213                832,488
Units redeemed                                                          (1,158,906)            (1,213,588)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (653,693)              (381,100)
Units outstanding, beginning                                             2,699,833              3,080,933
                                                               --------------------   --------------------
Units outstanding, ending                                                2,046,140              2,699,833
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,970,923
Cost of units redeemed/account charges                                                         (6,445,384)
Net investment income (loss)                                                                       15,386
Net realized gain (loss)                                                                         (108,370)
Realized gain distributions                                                                       894,833
Net change in unrealized appreciation (depreciation)                                             (233,589)
                                                                                      --------------------
Net assets                                                                            $         3,093,799
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51              1,857    $         2,803               1.25%               2.2%
12/31/2015                   1.48              2,255              3,332               1.25%              -2.6%
12/31/2014                   1.52              2,656              4,030               1.25%               0.3%
12/31/2013                   1.51              2,501              3,785               1.25%              12.6%
12/31/2012                   1.34              2,098              2,820               1.25%               8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                189    $           291               1.00%               2.4%
12/31/2015                   1.50                148                223               1.00%              -2.4%
12/31/2014                   1.54                148                228               1.00%               0.5%
12/31/2013                   1.53                  0                  0               1.00%              12.9%
12/31/2012                   1.36                  0                  0               1.00%               8.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%               2.7%
12/31/2015                   1.53                  0                  0               0.75%              -2.2%
12/31/2014                   1.56                  0                  0               0.75%               0.8%
12/31/2013                   1.55                  0                  0               0.75%              13.2%
12/31/2012                   1.37                  0                  0               0.75%               8.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.50%               2.9%
12/31/2015                   1.55                  0                  0               0.50%              -1.9%
12/31/2014                   1.58                  0                  0               0.50%               1.0%
12/31/2013                   1.57                  0                  0               0.50%              13.5%
12/31/2012                   1.38                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               3.2%
12/31/2015                   1.58                  0                  0               0.25%              -1.7%
12/31/2014                   1.61                  0                  0               0.25%               1.3%
12/31/2013                   1.59                  0                  0               0.25%              13.7%
12/31/2012                   1.39                  0                  0               0.25%               9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%               3.4%
12/31/2015                   1.61                296                475               0.00%              -1.4%
12/31/2014                   1.63                277                451               0.00%               1.5%
12/31/2013                   1.60                270                433               0.00%              14.0%
12/31/2012                   1.41                251                354               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.6%
                 2014                                   2.0%
                 2013                                   1.0%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                BLACKROCK TOTAL RETURN FUND A CLASS - 09252M107

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,201,781    $    1,213,601           106,303
                                                                         ===============   ===============
Receivables: investments sold                                  30,281
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,232,062
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,232,062         1,243,760    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $    1,232,062         1,243,760
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       23,374
Mortality & expense charges                                                                       (11,843)
                                                                                           ---------------
Net investment income (loss)                                                                       11,531
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              169
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,456
                                                                                           ---------------
Net gain (loss)                                                                                     2,625
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       14,156
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            11,531    $             2,026
Net realized gain (loss)                                                       169                   (161)
Realized gain distributions                                                     --                  3,452
Net change in unrealized appreciation (depreciation)                         2,456                (14,276)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           14,156                 (8,959)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   407,744                875,152
Cost of units redeemed                                                     (27,749)               (24,726)
Account charges                                                             (2,922)                  (634)
                                                               --------------------   --------------------
Increase (decrease)                                                        377,073                849,792
                                                               --------------------   --------------------
Net increase (decrease)                                                    391,229                840,833
Net assets, beginning                                                      840,833                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,232,062    $           840,833
                                                               ====================   ====================

Units sold                                                                 409,484                890,997
Units redeemed                                                             (30,756)               (25,965)
                                                               --------------------   --------------------
Net increase (decrease)                                                    378,728                865,032
Units outstanding, beginning                                               865,032                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,243,760                865,032
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,282,896
Cost of units redeemed/account charges                                                            (56,031)
Net investment income (loss)                                                                       13,557
Net realized gain (loss)                                                                                8
Realized gain distributions                                                                         3,452
Net change in unrealized appreciation (depreciation)                                              (11,820)
                                                                                      --------------------
Net assets                                                                            $         1,232,062
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99              1,244    $         1,232               1.25%               1.9%
12/31/2015                   0.97                865                841               1.25%              -2.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               2.2%
12/31/2015                   0.97                  0                  0               1.00%              -2.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               2.4%
12/31/2015                   0.98                  0                  0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               2.7%
12/31/2015                   0.98                  0                  0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               2.9%
12/31/2015                   0.98                  0                  0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               3.2%
12/31/2015                   0.98                  0                  0               0.00%              -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                BLACKROCK TOTAL RETURN FUND R CLASS - 09252M800

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      115,049    $      118,008             9,945
                                                                         ===============   ===============
Receivables: investments sold                                     220
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      115,269
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      115,269           116,944    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      115,269           116,944
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,222
Mortality & expense charges                                                                          (683)
                                                                                           ---------------
Net investment income (loss)                                                                          539
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              177
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,959)
                                                                                           ---------------
Net gain (loss)                                                                                    (2,782)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,243)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               539    $                --
Net realized gain (loss)                                                       177                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (2,959)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,243)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   137,357                     --
Cost of units redeemed                                                     (19,845)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        117,512                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    115,269                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           115,269    $                --
                                                               ====================   ====================

Units sold                                                                 136,587                     --
Units redeemed                                                             (19,643)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    116,944                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  116,944                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           137,357
Cost of units redeemed/account charges                                                            (19,845)
Net investment income (loss)                                                                          539
Net realized gain (loss)                                                                              177
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (2,959)
                                                                                      --------------------
Net assets                                                                            $           115,269
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                117    $           115               1.25%               1.7%
12/31/2015                   0.97                  0                  0               1.25%              -3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               1.9%
12/31/2015                   0.97                  0                  0               1.00%              -2.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               2.2%
12/31/2015                   0.97                  0                  0               0.75%              -2.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               2.4%
12/31/2015                   0.98                  0                  0               0.50%              -2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               2.7%
12/31/2015                   0.98                  0                  0               0.25%              -2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               2.9%
12/31/2015                   0.98                  0                  0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        BLACKROCK HEALTH SCIENCES OPPORT. PORT. INST. CLASS - 091937540

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       69,251    $       69,109             1,454
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,623)
                                                       ---------------
Net assets                                             $       67,628
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       67,628            70,549    $         0.96
Band 100                                                           --                --              0.96
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $       67,628            70,549
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (100)
                                                                                           ---------------
Net investment income (loss)                                                                         (100)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (16)
Realized gain distributions                                                                           881
Net change in unrealized appreciation (depreciation)                                                  142
                                                                                           ---------------
Net gain (loss)                                                                                     1,007
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          907
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (100)   $                --
Net realized gain (loss)                                                       (16)                    --
Realized gain distributions                                                    881                     --
Net change in unrealized appreciation (depreciation)                           142                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              907                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   112,891                     --
Cost of units redeemed                                                     (46,170)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         66,721                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     67,628                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            67,628    $                --
                                                               ====================   ====================

Units sold                                                                 119,606                     --
Units redeemed                                                             (49,057)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     70,549                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   70,549                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           112,891
Cost of units redeemed/account charges                                                            (46,170)
Net investment income (loss)                                                                         (100)
Net realized gain (loss)                                                                              (16)
Realized gain distributions                                                                           881
Net change in unrealized appreciation (depreciation)                                                  142
                                                                                      --------------------
Net assets                                                                            $            67,628
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                 71    $            68               1.25%              -7.0%
12/31/2015                   1.03                  0                  0               1.25%               3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.00%              -6.7%
12/31/2015                   1.03                  0                  0               1.00%               3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -6.5%
12/31/2015                   1.03                  0                  0               0.75%               3.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -6.3%
12/31/2015                   1.03                  0                  0               0.50%               3.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -6.0%
12/31/2015                   1.03                  0                  0               0.25%               3.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -5.8%
12/31/2015                   1.03                  0                  0               0.00%               3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORT. R CLASS - 091936815

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        9,193    $        9,900               209
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        9,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.95
Band 100                                                        9,193             9,628              0.95
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $        9,193             9,628
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (32)
                                                                                           ---------------
Net investment income (loss)                                                                          (32)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                           221
Net change in unrealized appreciation (depreciation)                                                 (707)
                                                                                           ---------------
Net gain (loss)                                                                                      (487)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (519)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (32)   $                --
Net realized gain (loss)                                                        (1)                    --
Realized gain distributions                                                    221                     --
Net change in unrealized appreciation (depreciation)                          (707)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (519)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     9,712                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          9,712                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,193                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             9,193    $                --
                                                               ====================   ====================

Units sold                                                                   9,628                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,628                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    9,628                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             9,712
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          (32)
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                           221
Net change in unrealized appreciation (depreciation)                                                 (707)
                                                                                      --------------------
Net assets                                                                            $             9,193
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.25%              -7.5%
12/31/2015                   1.03                  0                  0               1.25%               3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                 10    $             9               1.00%              -7.3%
12/31/2015                   1.03                  0                  0               1.00%               3.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -7.1%
12/31/2015                   1.03                  0                  0               0.75%               3.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -6.8%
12/31/2015                   1.03                  0                  0               0.50%               3.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -6.6%
12/31/2015                   1.03                  0                  0               0.25%               3.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -6.4%
12/31/2015                   1.03                  0                  0               0.00%               3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BLACKROCK HIGH YIELD BOND PORTFOLIO SERVICE CLASS - 091929646

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          364    $          354                47
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          364
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          364               333    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $          364               333
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           11
Mortality & expense charges                                                                            (2)
                                                                                           ---------------
Net investment income (loss)                                                                            9
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               10
Realized gain distributions                                                                             1
Net change in unrealized appreciation (depreciation)                                                   10
                                                                                           ---------------
Net gain (loss)                                                                                        21
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           30
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 9    $                --
Net realized gain (loss)                                                        10                     --
Realized gain distributions                                                      1                     --
Net change in unrealized appreciation (depreciation)                            10                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               30                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       645                     --
Cost of units redeemed                                                        (311)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            334                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        364                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               364    $                --
                                                               ====================   ====================

Units sold                                                                     622                     --
Units redeemed                                                                (289)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                        333                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      333                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               645
Cost of units redeemed/account charges                                                               (311)
Net investment income (loss)                                                                            9
Net realized gain (loss)                                                                               10
Realized gain distributions                                                                             1
Net change in unrealized appreciation (depreciation)                                                   10
                                                                                      --------------------
Net assets                                                                            $               364
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.25%              12.2%
12/31/2015                   0.97                  0                  0               1.25%              -2.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%              12.5%
12/31/2015                   0.97                  0                  0               1.00%              -2.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%              12.8%
12/31/2015                   0.97                  0                  0               0.75%              -2.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              13.0%
12/31/2015                   0.97                  0                  0               0.50%              -2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%              13.3%
12/31/2015                   0.97                  0                  0               0.25%              -2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%              13.6%
12/31/2015                   0.97                  0                  0               0.00%              -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      BLACKROCK HIGH YIELD BOND PORTFOLIO R CLASS - 09256H500 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.25%              11.8%
12/31/2015                   0.97                  0                  0               1.25%              -2.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%              12.1%
12/31/2015                   0.97                  0                  0               1.00%              -2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%              12.4%
12/31/2015                   0.97                  0                  0               0.75%              -2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              12.6%
12/31/2015                   0.97                  0                  0               0.50%              -2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%              12.9%
12/31/2015                   0.97                  0                  0               0.25%              -2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%              13.2%
12/31/2015                   0.97                  0                  0               0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      BLACKROCK GLOBAL DIVIDEND PORTFOLIO K CLASS - 09257E712 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO K CL. - 09258N752 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2020 FUND K CLASS - 066923863 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2025 FUND K CLASS - 066923830 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2030 FUND K CLASS - 066923798 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2035 FUND K CLASS - 066923764 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2040 FUND K CLASS - 066923731 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2045 FUND K CLASS - 066923699 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2050 FUND K CLASS - 066923665 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2055 FUND K CLASS - 066923632 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BLACKROCK LIFEPATH INDEX 2060 FUND K CLASS - 066923442 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    BLACKROCK LIFEPATH INDEX RETIREMENT FUND K CLASS - 066923806 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          BLACKROCK TOTAL RETURN FUND K CLASS - 09252M743 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  BMO MID-CAP GROWTH FUND Y CLASS - 09658L729

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      263,383    $      305,091            20,354
                                                                         ===============   ===============
Receivables: investments sold                                     209
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      263,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      235,817           168,229    $         1.40
Band 100                                                       27,775            19,368              1.43
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.54
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $      263,592           187,597
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          471
Mortality & expense charges                                                                       (11,079)
                                                                                           ---------------
Net investment income (loss)                                                                      (10,608)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (365,984)
Realized gain distributions                                                                        61,416
Net change in unrealized appreciation (depreciation)                                              312,233
                                                                                           ---------------
Net gain (loss)                                                                                     7,665
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,943)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (10,608)   $           (19,847)
Net realized gain (loss)                                                  (365,984)                12,411
Realized gain distributions                                                 61,416                213,957
Net change in unrealized appreciation (depreciation)                       312,233               (359,786)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,943)              (153,265)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    78,876                213,029
Cost of units redeemed                                                  (1,221,476)              (302,924)
Account charges                                                                (43)                  (262)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,142,643)               (90,157)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,145,586)              (243,422)
Net assets, beginning                                                    1,409,178              1,652,600
                                                               --------------------   --------------------
Net assets, ending                                             $           263,592    $         1,409,178
                                                               ====================   ====================

Units sold                                                                  61,262                150,401
Units redeemed                                                            (911,276)              (208,192)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (850,014)               (57,791)
Units outstanding, beginning                                             1,037,611              1,095,402
                                                               --------------------   --------------------
Units outstanding, ending                                                  187,597              1,037,611
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,439,063
Cost of units redeemed/account charges                                                         (3,639,518)
Net investment income (loss)                                                                     (109,454)
Net realized gain (loss)                                                                         (186,844)
Realized gain distributions                                                                       802,053
Net change in unrealized appreciation (depreciation)                                              (41,708)
                                                                                      --------------------
Net assets                                                                            $           263,592
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                168    $           236               1.25%               3.3%
12/31/2015                   1.36              1,000              1,357               1.25%             -10.0%
12/31/2014                   1.51              1,062              1,601               1.25%               3.9%
12/31/2013                   1.45              1,254              1,820               1.25%              27.2%
12/31/2012                   1.14              1,330              1,517               1.25%              15.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                 19    $            28               1.00%               3.5%
12/31/2015                   1.38                 37                 52               1.00%              -9.8%
12/31/2014                   1.53                 34                 51               1.00%               4.2%
12/31/2013                   1.47                  0                  0               1.00%              27.5%
12/31/2012                   1.16                  0                  0               1.00%              15.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               3.8%
12/31/2015                   1.41                  0                  0               0.75%              -9.5%
12/31/2014                   1.56                  0                  0               0.75%               4.4%
12/31/2013                   1.50                  0                  0               0.75%              27.9%
12/31/2012                   1.17                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               4.1%
12/31/2015                   1.44                  0                  0               0.50%              -9.3%
12/31/2014                   1.59                  0                  0               0.50%               4.7%
12/31/2013                   1.52                  0                  0               0.50%              28.2%
12/31/2012                   1.19                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               4.3%
12/31/2015                   1.47                  0                  0               0.25%              -9.1%
12/31/2014                   1.62                  0                  0               0.25%               5.0%
12/31/2013                   1.54                  0                  0               0.25%              28.5%
12/31/2012                   1.20                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.00%               4.6%
12/31/2015                   1.50                  0                  0               0.00%              -8.9%
12/31/2014                   1.65                  0                  0               0.00%               5.2%
12/31/2013                   1.57                  0                  0               0.00%              28.8%
12/31/2012                   1.22                  0                  0               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   BMO MID-CAP VALUE FUND Y CLASS - 09658L695

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      735,952    $      893,018            64,188
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,281)
                                                       ---------------
Net assets                                             $      733,671
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      566,602           321,647    $         1.76
Band 100                                                      167,069            92,699              1.80
Band 75                                                            --                --              1.84
Band 50                                                            --                --              1.89
Band 25                                                            --                --              1.93
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $      733,671           414,346
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,335
Mortality & expense charges                                                                        (7,892)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (30,904)
Realized gain distributions                                                                       175,960
Net change in unrealized appreciation (depreciation)                                              (37,333)
                                                                                           ---------------
Net gain (loss)                                                                                   107,723
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      106,166
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,557)   $            (5,652)
Net realized gain (loss)                                                   (30,904)                (6,852)
Realized gain distributions                                                175,960                 65,911
Net change in unrealized appreciation (depreciation)                       (37,333)              (103,947)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          106,166                (50,540)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   172,500                173,714
Cost of units redeemed                                                    (179,785)              (161,512)
Account charges                                                                (97)                   (53)
                                                               --------------------   --------------------
Increase (decrease)                                                         (7,382)                12,149
                                                               --------------------   --------------------
Net increase (decrease)                                                     98,784                (38,391)
Net assets, beginning                                                      634,887                673,278
                                                               --------------------   --------------------
Net assets, ending                                             $           733,671    $           634,887
                                                               ====================   ====================

Units sold                                                                 112,956                111,613
Units redeemed                                                            (113,401)              (104,852)
                                                               --------------------   --------------------
Net increase (decrease)                                                       (445)                 6,761
Units outstanding, beginning                                               414,791                408,030
                                                               --------------------   --------------------
Units outstanding, ending                                                  414,346                414,791
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,147,827
Cost of units redeemed/account charges                                                           (601,752)
Net investment income (loss)                                                                      (15,630)
Net realized gain (loss)                                                                           11,642
Realized gain distributions                                                                       348,650
Net change in unrealized appreciation (depreciation)                                             (157,066)
                                                                                      --------------------
Net assets                                                                            $           733,671
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                322    $           567               1.25%              15.6%
12/31/2015                   1.52                320                488               1.25%              -7.2%
12/31/2014                   1.64                284                466               1.25%              10.1%
12/31/2013                   1.49                188                280               1.25%              36.8%
12/31/2012                   1.09                111                121               1.25%              17.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 93    $           167               1.00%              15.9%
12/31/2015                   1.55                 95                147               1.00%              -6.9%
12/31/2014                   1.67                124                207               1.00%              10.4%
12/31/2013                   1.51                  0                  0               1.00%              37.1%
12/31/2012                   1.10                  0                  0               1.00%              17.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.75%              16.2%
12/31/2015                   1.59                  0                  0               0.75%              -6.7%
12/31/2014                   1.70                  0                  0               0.75%              10.7%
12/31/2013                   1.54                  0                  0               0.75%              37.5%
12/31/2012                   1.12                  0                  0               0.75%              18.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.50%              16.5%
12/31/2015                   1.62                  0                  0               0.50%              -6.5%
12/31/2014                   1.73                  0                  0               0.50%              11.0%
12/31/2013                   1.56                  0                  0               0.50%              37.8%
12/31/2012                   1.13                  0                  0               0.50%              18.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.25%              16.8%
12/31/2015                   1.65                  0                  0               0.25%              -6.2%
12/31/2014                   1.76                  0                  0               0.25%              11.2%
12/31/2013                   1.58                  0                  0               0.25%              38.1%
12/31/2012                   1.15                  0                  0               0.25%              18.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%              17.1%
12/31/2015                   1.69                  0                  0               0.00%              -6.0%
12/31/2014                   1.79                  0                  0               0.00%              11.5%
12/31/2013                   1.61                  0                  0               0.00%              38.5%
12/31/2012                   1.16                  0                  0               0.00%              19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.4%
                 2014                                   0.2%
                 2013                                   0.3%
                 2012                                   0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 BMO SMALL-CAP GROWTH FUND Y CLASS - 09658L612

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,875,219    $    1,977,333           112,189
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,661)
                                                       ---------------
Net assets                                             $    1,873,558
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,285,266           854,069    $         1.50
Band 100                                                      372,213           241,751              1.54
Band 75                                                            --                --              1.58
Band 50                                                       216,079           134,079              1.61
Band 25                                                            --                --              1.65
Band 0                                                             --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $    1,873,558         1,229,899
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (36,720)
                                                                                           ---------------
Net investment income (loss)                                                                      (36,720)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,761,149)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,652,940
                                                                                           ---------------
Net gain (loss)                                                                                  (108,209)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (144,929)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (36,720)   $          (116,264)
Net realized gain (loss)                                                (1,761,149)               (64,728)
Realized gain distributions                                                     --                498,470
Net change in unrealized appreciation (depreciation)                     1,652,940             (1,208,934)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (144,929)              (891,456)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   549,963              2,675,742
Cost of units redeemed                                                  (5,132,677)            (5,980,201)
Account charges                                                               (414)                (2,427)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,583,128)            (3,306,886)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,728,057)            (4,198,342)
Net assets, beginning                                                    6,601,615             10,799,957
                                                               --------------------   --------------------
Net assets, ending                                             $         1,873,558    $         6,601,615
                                                               ====================   ====================

Units sold                                                                 425,348              1,677,285
Units redeemed                                                          (3,841,384)            (3,875,916)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,416,036)            (2,198,631)
Units outstanding, beginning                                             4,645,935              6,844,566
                                                               --------------------   --------------------
Units outstanding, ending                                                1,229,899              4,645,935
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        21,643,603
Cost of units redeemed/account charges                                                        (22,771,351)
Net investment income (loss)                                                                     (584,692)
Net realized gain (loss)                                                                       (1,007,375)
Realized gain distributions                                                                     4,695,487
Net change in unrealized appreciation (depreciation)                                             (102,114)
                                                                                      --------------------
Net assets                                                                            $         1,873,558
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                854    $         1,285               1.25%               6.8%
12/31/2015                   1.41              3,942              5,556               1.25%             -10.2%
12/31/2014                   1.57              6,078              9,542               1.25%              -1.7%
12/31/2013                   1.60              7,769             12,404               1.25%              40.5%
12/31/2012                   1.14              6,217              7,066               1.25%              10.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                242    $           372               1.00%               7.0%
12/31/2015                   1.44                372                536               1.00%             -10.0%
12/31/2014                   1.60                424                677               1.00%              -1.4%
12/31/2013                   1.62                  2                  4               1.00%              40.8%
12/31/2012                   1.15                  0                  0               1.00%              10.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.75%               7.3%
12/31/2015                   1.47                  0                  0               0.75%              -9.8%
12/31/2014                   1.63                  0                  0               0.75%              -1.2%
12/31/2013                   1.65                  0                  0               0.75%              41.2%
12/31/2012                   1.17                  0                  0               0.75%              11.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                134    $           216               0.50%               7.6%
12/31/2015                   1.50                139                208               0.50%              -9.5%
12/31/2014                   1.66                142                235               0.50%              -0.9%
12/31/2013                   1.67                139                233               0.50%              41.5%
12/31/2012                   1.18                143                169               0.50%              11.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.25%               7.8%
12/31/2015                   1.53                  0                  0               0.25%              -9.3%
12/31/2014                   1.69                  0                  0               0.25%              -0.7%
12/31/2013                   1.70                  0                  0               0.25%              41.9%
12/31/2012                   1.20                  0                  0               0.25%              11.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.00%               8.1%
12/31/2015                   1.56                193                301               0.00%              -9.1%
12/31/2014                   1.72                201                345               0.00%              -0.4%
12/31/2013                   1.72                204                352               0.00%              42.3%
12/31/2012                   1.21                179                217               0.00%              12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            BMO SMALL-CAP VALUE FUND A CLASS - 09658W709 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%              21.4%
12/31/2015                   0.92                  0                  0               1.25%              -7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              21.7%
12/31/2015                   0.93                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              22.0%
12/31/2015                   0.93                  0                  0               0.75%              -7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              22.3%
12/31/2015                   0.93                  0                  0               0.50%              -7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              22.6%
12/31/2015                   0.93                  0                  0               0.25%              -7.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              22.9%
12/31/2015                   0.93                  0                  0               0.00%              -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            BMO MID-CAP GROWTH FUND R3 CLASS - 09658V420 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%               3.0%
12/31/2015                   0.97                  0                  0               1.25%              -3.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               3.3%
12/31/2015                   0.97                  0                  0               1.00%              -3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               3.5%
12/31/2015                   0.97                  0                  0               0.75%              -3.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               3.8%
12/31/2015                   0.97                  0                  0               0.50%              -3.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               4.0%
12/31/2015                   0.97                  0                  0               0.25%              -3.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               4.3%
12/31/2015                   0.97                  0                  0               0.00%              -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            BMO MID-CAP VALUE FUND R3 CLASS - 09658V446 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%              15.3%
12/31/2015                   0.97                  0                  0               1.25%              -3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              15.6%
12/31/2015                   0.97                  0                  0               1.00%              -2.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              15.9%
12/31/2015                   0.97                  0                  0               0.75%              -2.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              16.2%
12/31/2015                   0.97                  0                  0               0.50%              -2.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              16.5%
12/31/2015                   0.97                  0                  0               0.25%              -2.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              16.8%
12/31/2015                   0.97                  0                  0               0.00%              -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           BMO SMALL-CAP VALUE FUND R3 CLASS - 09658V396 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.17
Band 100                                                           --                --              1.18
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.18
Band 25                                                            --                --              1.19
Band 0                                                             --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.25%              21.1%
12/31/2015                   0.97                  0                  0               1.25%              -3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.00%              21.4%
12/31/2015                   0.97                  0                  0               1.00%              -3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%              21.7%
12/31/2015                   0.97                  0                  0               0.75%              -3.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.50%              22.0%
12/31/2015                   0.97                  0                  0               0.50%              -3.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%              22.3%
12/31/2015                   0.97                  0                  0               0.25%              -3.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.00%              22.6%
12/31/2015                   0.97                  0                  0               0.00%              -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        BMO AGGRESSIVE ALLOCATION FUND R6 CLASS - 09658L265 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BMO BALANCED ALLOCATION FUND R6 CLASS - 09658L224 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BMO CONSERVATIVE ALLOCATION FUND R6 CLASS - 09658L315 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          BMO GROWTH ALLOCATION FUND R6 CLASS - 09658L398 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BMO MODERATE ALLOCATION FUND R6 CLASS - 09658L174 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BMO AGGRESSIVE ALLOCATION FUND Y CLASS - 09658L257 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          BMO BALANCED ALLOCATION FUND Y CLASS - 09658L216 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        BMO CONSERVATIVE ALLOCATION FUND Y CLASS - 09658L299 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           BMO GROWTH ALLOCATION FUND Y CLASS - 09658L380 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          BMO MODERATE ALLOCATION FUND Y CLASS - 09658L166 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        BMO AGGRESSIVE ALLOCATION FUND R3 CLASS - 09658L273 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BMO BALANCED ALLOCATION FUND R3 CLASS - 09658L232 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       BMO CONSERVATIVE ALLOCATION FUND R3 CLASS - 09658L323 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          BMO GROWTH ALLOCATION FUND R3 CLASS - 09658L414 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         BMO MODERATE ALLOCATION FUND R3 CLASS - 09658L182 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,044,836    $    2,329,428            55,652
                                                                         ===============   ===============
Receivables: investments sold                                   5,390
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,050,226
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,912,620           918,300    $         2.08
Band 100                                                       61,116            28,388              2.15
Band 75                                                            --                --              2.23
Band 50                                                        76,490            33,251              2.30
Band 25                                                            --                --              2.38
Band 0                                                             --                --              2.50
                                                       ---------------   ---------------
 Total                                                 $    2,050,226           979,939
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,186
Mortality & expense charges                                                                       (27,034)
                                                                                           ---------------
Net investment income (loss)                                                                      (23,848)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (50,872)
Realized gain distributions                                                                       203,856
Net change in unrealized appreciation (depreciation)                                              (97,181)
                                                                                           ---------------
Net gain (loss)                                                                                    55,803
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       31,955
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (23,848)   $           (28,939)
Net realized gain (loss)                                                   (50,872)               392,007
Realized gain distributions                                                203,856                511,629
Net change in unrealized appreciation (depreciation)                       (97,181)              (807,219)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           31,955                 67,478
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   707,309                590,761
Cost of units redeemed                                                  (1,263,383)            (1,720,133)
Account charges                                                             (1,638)                (1,058)
                                                               --------------------   --------------------
Increase (decrease)                                                       (557,712)            (1,130,430)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (525,757)            (1,062,952)
Net assets, beginning                                                    2,575,983              3,638,935
                                                               --------------------   --------------------
Net assets, ending                                             $         2,050,226    $         2,575,983
                                                               ====================   ====================

Units sold                                                                 345,959                291,047
Units redeemed                                                            (594,382)              (842,994)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (248,423)              (551,947)
Units outstanding, beginning                                             1,228,362              1,780,309
                                                               --------------------   --------------------
Units outstanding, ending                                                  979,939              1,228,362
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,219,151
Cost of units redeemed/account charges                                                         (7,730,693)
Net investment income (loss)                                                                     (200,631)
Net realized gain (loss)                                                                          707,140
Realized gain distributions                                                                     1,339,851
Net change in unrealized appreciation (depreciation)                                             (284,592)
                                                                                      --------------------
Net assets                                                                            $         2,050,226
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                918    $         1,913               1.25%               1.1%
12/31/2015                   2.06              1,069              2,204               1.25%               2.4%
12/31/2014                   2.01              1,576              3,172               1.25%               9.7%
12/31/2013                   1.84              1,695              3,111               1.25%              28.8%
12/31/2012                   1.43              1,665              2,372               1.25%              14.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                 28    $            61               1.00%               1.3%
12/31/2015                   2.13                 31                 66               1.00%               2.6%
12/31/2014                   2.07                 30                 63               1.00%               9.9%
12/31/2013                   1.88                  0                  0               1.00%              29.1%
12/31/2012                   1.46                  0                  0               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                  0    $             0               0.75%               1.6%
12/31/2015                   2.19                  0                  0               0.75%               2.9%
12/31/2014                   2.13                  0                  0               0.75%              10.2%
12/31/2013                   1.93                  0                  0               0.75%              29.4%
12/31/2012                   1.49                  0                  0               0.75%              14.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                 33    $            76               0.50%               1.8%
12/31/2015                   2.26                 36                 81               0.50%               3.2%
12/31/2014                   2.19                 38                 83               0.50%              10.5%
12/31/2013                   1.98                  3                  5               0.50%              29.8%
12/31/2012                   1.53                  2                  4               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                  0    $             0               0.25%               2.1%
12/31/2015                   2.33                  0                  0               0.25%               3.4%
12/31/2014                   2.25                  0                  0               0.25%              10.8%
12/31/2013                   2.03                  0                  0               0.25%              30.1%
12/31/2012                   1.56                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50                  0    $             0               0.00%               2.3%
12/31/2015                   2.44                 92                225               0.00%               3.7%
12/31/2014                   2.36                136                322               0.00%              11.0%
12/31/2013                   2.12                137                292               0.00%              30.4%
12/31/2012                   1.63                227                369               0.00%              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.3%
                 2014                                   0.0%
                 2013                                   0.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    CALVERT INCOME FUND A CLASS - 131582207

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      653,067    $      662,615            40,772
                                                                         ===============   ===============
Receivables: investments sold                                   1,741
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      654,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      654,808           424,522    $         1.54
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.65
Band 50                                                            --                --              1.70
Band 25                                                            --                --              1.76
Band 0                                                             --                --              1.85
                                                       ---------------   ---------------
 Total                                                 $      654,808           424,522
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,483
Mortality & expense charges                                                                        (8,421)
                                                                                           ---------------
Net investment income (loss)                                                                       13,062
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,791)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               19,083
                                                                                           ---------------
Net gain (loss)                                                                                    14,292
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       27,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            13,062    $            12,788
Net realized gain (loss)                                                    (4,791)                (5,577)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        19,083                (27,646)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           27,354                (20,435)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   237,210                110,862
Cost of units redeemed                                                    (322,638)              (241,218)
Account charges                                                               (363)                  (217)
                                                               --------------------   --------------------
Increase (decrease)                                                        (85,791)              (130,573)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (58,437)              (151,008)
Net assets, beginning                                                      713,245                864,253
                                                               --------------------   --------------------
Net assets, ending                                             $           654,808    $           713,245
                                                               ====================   ====================

Units sold                                                                 155,091                 79,316
Units redeemed                                                            (212,841)              (167,242)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (57,750)               (87,926)
Units outstanding, beginning                                               482,272                570,198
                                                               --------------------   --------------------
Units outstanding, ending                                                  424,522                482,272
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        26,999,270
Cost of units redeemed/account charges                                                        (28,534,004)
Net investment income (loss)                                                                    2,088,279
Net realized gain (loss)                                                                         (275,468)
Realized gain distributions                                                                       386,279
Net change in unrealized appreciation (depreciation)                                               (9,548)
                                                                                      --------------------
Net assets                                                                            $           654,808
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                425    $           655               1.25%               4.3%
12/31/2015                   1.48                482                713               1.25%              -2.4%
12/31/2014                   1.52                570                864               1.25%               3.6%
12/31/2013                   1.46                687              1,006               1.25%              -2.0%
12/31/2012                   1.49                772              1,153               1.25%               8.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               4.6%
12/31/2015                   1.52                  0                  0               1.00%              -2.2%
12/31/2014                   1.56                  0                  0               1.00%               3.8%
12/31/2013                   1.50                  0                  0               1.00%              -1.7%
12/31/2012                   1.53                  0                  0               1.00%               8.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.75%               4.8%
12/31/2015                   1.57                  0                  0               0.75%              -1.9%
12/31/2014                   1.60                  0                  0               0.75%               4.1%
12/31/2013                   1.54                  0                  0               0.75%              -1.5%
12/31/2012                   1.56                  0                  0               0.75%               8.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.50%               5.1%
12/31/2015                   1.62                  0                  0               0.50%              -1.7%
12/31/2014                   1.65                  0                  0               0.50%               4.4%
12/31/2013                   1.58                  0                  0               0.50%              -1.2%
12/31/2012                   1.60                  0                  0               0.50%               8.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.25%               5.3%
12/31/2015                   1.67                  0                  0               0.25%              -1.4%
12/31/2014                   1.70                  0                  0               0.25%               4.6%
12/31/2013                   1.62                  0                  0               0.25%              -1.0%
12/31/2012                   1.64                  0                  0               0.25%               9.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.00%               5.6%
12/31/2015                   1.75                  0                  0               0.00%              -1.2%
12/31/2014                   1.77                  0                  0               0.00%               4.9%
12/31/2013                   1.69                  0                  0               0.00%              -0.7%
12/31/2012                   1.70                  0                  0               0.00%               9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.1%
                 2015                                   3.0%
                 2014                                   3.1%
                 2013                                   2.8%
                 2012                                   5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   CALVERT SMALL CAP FUND A CLASS - 13161P508

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      201,301    $      184,398             8,367
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,238)
                                                       ---------------
Net assets                                             $      200,063
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      200,063           100,565    $         1.99
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.05
Band 50                                                            --                --              2.08
Band 25                                                            --                --              2.12
Band 0                                                             --                --              2.15
                                                       ---------------   ---------------
 Total                                                 $      200,063           100,565
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,375)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,375)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,483)
Realized gain distributions                                                                         2,734
Net change in unrealized appreciation (depreciation)                                               36,812
                                                                                           ---------------
Net gain (loss)                                                                                    35,063
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       32,688
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,375)   $            (4,129)
Net realized gain (loss)                                                    (4,483)                52,305
Realized gain distributions                                                  2,734                 15,873
Net change in unrealized appreciation (depreciation)                        36,812                (64,527)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           32,688                   (478)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   143,382                 25,414
Cost of units redeemed                                                    (167,591)              (190,943)
Account charges                                                               (268)                  (116)
                                                               --------------------   --------------------
Increase (decrease)                                                        (24,477)              (165,645)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,211               (166,123)
Net assets, beginning                                                      191,852                357,975
                                                               --------------------   --------------------
Net assets, ending                                             $           200,063    $           191,852
                                                               ====================   ====================

Units sold                                                                  85,839                 14,582
Units redeemed                                                             (99,566)              (108,605)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (13,727)               (94,023)
Units outstanding, beginning                                               114,292                208,315
                                                               --------------------   --------------------
Units outstanding, ending                                                  100,565                114,292
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           471,612
Cost of units redeemed/account charges                                                           (421,624)
Net investment income (loss)                                                                      (14,812)
Net realized gain (loss)                                                                           57,892
Realized gain distributions                                                                        90,092
Net change in unrealized appreciation (depreciation)                                               16,903
                                                                                      --------------------
Net assets                                                                            $           200,063
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                101    $           200               1.25%              18.5%
12/31/2015                   1.68                114                192               1.25%              -2.3%
12/31/2014                   1.72                208                358               1.25%               5.7%
12/31/2013                   1.63                159                258               1.25%              39.1%
12/31/2012                   1.17                161                189               1.25%              13.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%              18.8%
12/31/2015                   1.70                  0                  0               1.00%              -2.1%
12/31/2014                   1.74                  0                  0               1.00%               6.0%
12/31/2013                   1.64                  0                  0               1.00%              39.5%
12/31/2012                   1.18                  0                  0               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.75%              19.1%
12/31/2015                   1.72                  0                  0               0.75%              -1.8%
12/31/2014                   1.76                  0                  0               0.75%               6.2%
12/31/2013                   1.65                  0                  0               0.75%              39.8%
12/31/2012                   1.18                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.50%              19.4%
12/31/2015                   1.75                  0                  0               0.50%              -1.6%
12/31/2014                   1.77                  0                  0               0.50%               6.5%
12/31/2013                   1.67                  0                  0               0.50%              40.1%
12/31/2012                   1.19                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.25%              19.7%
12/31/2015                   1.77                  0                  0               0.25%              -1.3%
12/31/2014                   1.79                  0                  0               0.25%               6.8%
12/31/2013                   1.68                  0                  0               0.25%              40.5%
12/31/2012                   1.19                  0                  0               0.25%              15.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.00%              20.0%
12/31/2015                   1.79                  0                  0               0.00%              -1.1%
12/31/2014                   1.81                  0                  0               0.00%               7.0%
12/31/2013                   1.69                  0                  0               0.00%              40.8%
12/31/2012                   1.20                  0                  0               0.00%              15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,367,485    $    9,760,047           290,565
                                                                         ===============   ===============
Receivables: investments sold                                   6,615
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    8,374,100
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,189,054         2,010,639    $         4.07
Band 100                                                      168,806            40,095              4.21
Band 75                                                            --                --              4.35
Band 50                                                            --                --              4.50
Band 25                                                            --                --              4.65
Band 0                                                         16,240             3,038              5.35
                                                       ---------------   ---------------
 Total                                                 $    8,374,100         2,053,772
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (104,315)
                                                                                           ---------------
Net investment income (loss)                                                                     (104,315)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (291,638)
Realized gain distributions                                                                     1,119,370
Net change in unrealized appreciation (depreciation)                                             (249,909)
                                                                                           ---------------
Net gain (loss)                                                                                   577,823
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      473,508
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (104,315)   $          (121,404)
Net realized gain (loss)                                                  (291,638)                86,215
Realized gain distributions                                              1,119,370                324,228
Net change in unrealized appreciation (depreciation)                      (249,909)              (781,789)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          473,508               (492,750)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,441,244              3,451,758
Cost of units redeemed                                                  (3,201,395)            (2,199,139)
Account charges                                                             (3,506)                (3,608)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,763,657)             1,249,011
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,290,149)               756,261
Net assets, beginning                                                    9,664,249              8,907,988
                                                               --------------------   --------------------
Net assets, ending                                             $         8,374,100    $         9,664,249
                                                               ====================   ====================

Units sold                                                                 382,786                858,085
Units redeemed                                                            (839,600)              (558,667)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (456,814)               299,418
Units outstanding, beginning                                             2,510,586              2,211,168
                                                               --------------------   --------------------
Units outstanding, ending                                                2,053,772              2,510,586
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       170,659,260
Cost of units redeemed/account charges                                                       (167,107,607)
Net investment income (loss)                                                                      807,452
Net realized gain (loss)                                                                           93,072
Realized gain distributions                                                                     5,314,485
Net change in unrealized appreciation (depreciation)                                           (1,392,562)
                                                                                      --------------------
Net assets                                                                            $         8,374,100
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.07              2,011    $         8,189               1.25%               5.9%
12/31/2015                   3.85              2,432              9,354               1.25%              -4.5%
12/31/2014                   4.03              2,160              8,698               1.25%               6.7%
12/31/2013                   3.77              2,665             10,052               1.25%              28.3%
12/31/2012                   2.94              2,171              6,381               1.25%              15.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.21                 40    $           169               1.00%               6.2%
12/31/2015                   3.97                 78                311               1.00%              -4.2%
12/31/2014                   4.14                 51                210               1.00%               7.0%
12/31/2013                   3.87                  0                  0               1.00%              28.6%
12/31/2012                   3.01                  0                  0               1.00%              15.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.35                  0    $             0               0.75%               6.4%
12/31/2015                   4.09                  0                  0               0.75%              -4.0%
12/31/2014                   4.26                  0                  0               0.75%               7.3%
12/31/2013                   3.97                  0                  0               0.75%              28.9%
12/31/2012                   3.08                  0                  0               0.75%              15.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.50                  0    $             0               0.50%               6.7%
12/31/2015                   4.22                  0                  0               0.50%              -3.8%
12/31/2014                   4.38                  0                  0               0.50%               7.6%
12/31/2013                   4.07                  0                  0               0.50%              29.3%
12/31/2012                   3.15                  0                  0               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.65                  0    $             0               0.25%               7.0%
12/31/2015                   4.35                  0                  0               0.25%              -3.5%
12/31/2014                   4.51                  0                  0               0.25%               7.8%
12/31/2013                   4.18                  0                  0               0.25%              29.6%
12/31/2012                   3.22                  0                  0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.35                  3    $            16               0.00%               7.2%
12/31/2015                   4.98                  0                  0               0.00%              -3.3%
12/31/2014                   5.15                  0                  0               0.00%               8.1%
12/31/2013                   4.77                  0                  0               0.00%              29.9%
12/31/2012                   3.67                  0                  0               0.00%              16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               CLEARBRIDGE APPRECIATION FUND R CLASS - 52468E501

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       46,615    $       42,931             2,230
                                                                         ===============   ===============
Receivables: investments sold                                       1
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       46,616
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       46,616            29,956    $         1.56
Band 100                                                           --                --              1.57
Band 75                                                            --                --              1.59
Band 50                                                            --                --              1.60
Band 25                                                            --                --              1.62
Band 0                                                             --                --              1.64
                                                       ---------------   ---------------
 Total                                                 $       46,616            29,956
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          324
Mortality & expense charges                                                                          (524)
                                                                                           ---------------
Net investment income (loss)                                                                         (200)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                7
Realized gain distributions                                                                         1,028
Net change in unrealized appreciation (depreciation)                                                2,207
                                                                                           ---------------
Net gain (loss)                                                                                     3,242
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,042
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (200)   $                56
Net realized gain (loss)                                                         7                    268
Realized gain distributions                                                  1,028                  1,430
Net change in unrealized appreciation (depreciation)                         2,207                  1,425
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,042                  3,179
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,422                 37,074
Cost of units redeemed                                                      (1,506)                (7,162)
Account charges                                                                 --                     (1)
                                                               --------------------   --------------------
Increase (decrease)                                                          3,916                 29,911
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,958                 33,090
Net assets, beginning                                                       39,658                  6,568
                                                               --------------------   --------------------
Net assets, ending                                             $            46,616    $            39,658
                                                               ====================   ====================

Units sold                                                                   3,703                 27,649
Units redeemed                                                              (1,110)                (4,810)
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,593                 22,839
Units outstanding, beginning                                                27,363                  4,524
                                                               --------------------   --------------------
Units outstanding, ending                                                   29,956                 27,363
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           389,487
Cost of units redeemed/account charges                                                           (399,514)
Net investment income (loss)                                                                       (2,685)
Net realized gain (loss)                                                                           40,490
Realized gain distributions                                                                        15,154
Net change in unrealized appreciation (depreciation)                                                3,684
                                                                                      --------------------
Net assets                                                                            $            46,616
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                 30    $            47               1.25%               7.4%
12/31/2015                   1.45                 27                 40               1.25%              -0.2%
12/31/2014                   1.45                  5                  7               1.25%               9.1%
12/31/2013                   1.33                208                277               1.25%              27.3%
12/31/2012                   1.05                  0                  0               1.25%               4.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               1.00%               7.6%
12/31/2015                   1.46                  0                  0               1.00%               0.1%
12/31/2014                   1.46                  0                  0               1.00%               9.3%
12/31/2013                   1.34                  0                  0               1.00%              27.6%
12/31/2012                   1.05                  0                  0               1.00%               4.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%               7.9%
12/31/2015                   1.47                  0                  0               0.75%               0.3%
12/31/2014                   1.47                  0                  0               0.75%               9.6%
12/31/2013                   1.34                  0                  0               0.75%              27.9%
12/31/2012                   1.05                  0                  0               0.75%               4.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.50%               8.2%
12/31/2015                   1.48                  0                  0               0.50%               0.6%
12/31/2014                   1.48                  0                  0               0.50%               9.9%
12/31/2013                   1.34                  0                  0               0.50%              28.3%
12/31/2012                   1.05                  0                  0               0.50%               4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.25%               8.4%
12/31/2015                   1.50                  0                  0               0.25%               0.8%
12/31/2014                   1.48                  0                  0               0.25%              10.1%
12/31/2013                   1.35                  0                  0               0.25%              28.6%
12/31/2012                   1.05                  0                  0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.00%               8.7%
12/31/2015                   1.51                  0                  0               0.00%               1.1%
12/31/2014                   1.49                  0                  0               0.00%              10.4%
12/31/2013                   1.35                  0                  0               0.00%              28.9%
12/31/2012                   1.05                  0                  0               0.00%               4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.0%
                 2014                                   0.0%
                 2013                                   1.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               CLEARBRIDGE APPRECIATION FUND FI CLASS - 52468E600

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,132,282    $    1,036,238            53,435
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,403)
                                                       ---------------
Net assets                                             $    1,125,879
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,125,879           714,483    $         1.58
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.63
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $    1,125,879           714,483
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       11,601
Mortality & expense charges                                                                       (13,622)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,021)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,475
Realized gain distributions                                                                        25,124
Net change in unrealized appreciation (depreciation)                                               90,032
                                                                                           ---------------
Net gain (loss)                                                                                   124,631
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      122,610
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,021)   $              (341)
Net realized gain (loss)                                                     9,475                  4,449
Realized gain distributions                                                 25,124                 18,387
Net change in unrealized appreciation (depreciation)                        90,032                 (9,882)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          122,610                 12,613
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   704,147                371,403
Cost of units redeemed                                                    (203,007)               (39,186)
Account charges                                                               (337)                   (63)
                                                               --------------------   --------------------
Increase (decrease)                                                        500,803                332,154
                                                               --------------------   --------------------
Net increase (decrease)                                                    623,413                344,767
Net assets, beginning                                                      502,466                157,699
                                                               --------------------   --------------------
Net assets, ending                                             $         1,125,879    $           502,466
                                                               ====================   ====================

Units sold                                                                 506,234                263,085
Units redeemed                                                            (135,163)               (27,664)
                                                               --------------------   --------------------
Net increase (decrease)                                                    371,071                235,421
Units outstanding, beginning                                               343,412                107,991
                                                               --------------------   --------------------
Units outstanding, ending                                                  714,483                343,412
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,298,590
Cost of units redeemed/account charges                                                           (344,454)
Net investment income (loss)                                                                       (3,268)
Net realized gain (loss)                                                                           24,964
Realized gain distributions                                                                        54,003
Net change in unrealized appreciation (depreciation)                                               96,044
                                                                                      --------------------
Net assets                                                                            $         1,125,879
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                714    $         1,126               1.25%               7.7%
12/31/2015                   1.46                343                502               1.25%               0.2%
12/31/2014                   1.46                108                158               1.25%               9.3%
12/31/2013                   1.34                106                141               1.25%              27.6%
12/31/2012                   1.05                  0                  0               1.25%               4.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               8.0%
12/31/2015                   1.47                  0                  0               1.00%               0.4%
12/31/2014                   1.47                  0                  0               1.00%               9.6%
12/31/2013                   1.34                  0                  0               1.00%              27.9%
12/31/2012                   1.05                  0                  0               1.00%               4.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               8.2%
12/31/2015                   1.49                  0                  0               0.75%               0.7%
12/31/2014                   1.48                  0                  0               0.75%               9.9%
12/31/2013                   1.34                  0                  0               0.75%              28.2%
12/31/2012                   1.05                  0                  0               0.75%               4.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.50%               8.5%
12/31/2015                   1.50                  0                  0               0.50%               1.0%
12/31/2014                   1.48                  0                  0               0.50%              10.1%
12/31/2013                   1.35                  0                  0               0.50%              28.6%
12/31/2012                   1.05                  0                  0               0.50%               4.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               8.8%
12/31/2015                   1.51                  0                  0               0.25%               1.2%
12/31/2014                   1.49                  0                  0               0.25%              10.4%
12/31/2013                   1.35                  0                  0               0.25%              28.9%
12/31/2012                   1.05                  0                  0               0.25%               4.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%               9.0%
12/31/2015                   1.52                  0                  0               0.00%               1.5%
12/31/2014                   1.50                  0                  0               0.00%              10.7%
12/31/2013                   1.35                  0                  0               0.00%              29.2%
12/31/2012                   1.05                  0                  0               0.00%               4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.8%
                 2014                                   0.6%
                 2013                                   1.8%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND FI CLASS - 524686326

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,247,456    $    2,313,635           231,894
                                                                         ===============   ===============
Receivables: investments sold                                  64,534
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,311,990
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,311,990         2,450,518    $         0.94
Band 100                                                           --                --              0.95
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $    2,311,990         2,450,518
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (25,255)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,255)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           11,136
Realized gain distributions                                                                        43,185
Net change in unrealized appreciation (depreciation)                                               (3,911)
                                                                                           ---------------
Net gain (loss)                                                                                    50,410
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       25,155
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,255)   $             2,950
Net realized gain (loss)                                                    11,136                (28,383)
Realized gain distributions                                                 43,185                  1,780
Net change in unrealized appreciation (depreciation)                        (3,911)               (46,043)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           25,155                (69,696)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,163,777              1,478,851
Cost of units redeemed                                                    (444,005)              (243,738)
Account charges                                                             (1,100)                (1,041)
                                                               --------------------   --------------------
Increase (decrease)                                                        718,672              1,234,072
                                                               --------------------   --------------------
Net increase (decrease)                                                    743,827              1,164,376
Net assets, beginning                                                    1,568,163                403,787
                                                               --------------------   --------------------
Net assets, ending                                             $         2,311,990    $         1,568,163
                                                               ====================   ====================

Units sold                                                               1,187,690              1,576,635
Units redeemed                                                            (454,657)              (256,861)
                                                               --------------------   --------------------
Net increase (decrease)                                                    733,033              1,319,774
Units outstanding, beginning                                             1,717,485                397,711
                                                               --------------------   --------------------
Units outstanding, ending                                                2,450,518              1,717,485
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,099,196
Cost of units redeemed/account charges                                                           (735,011)
Net investment income (loss)                                                                      (13,714)
Net realized gain (loss)                                                                          (18,328)
Realized gain distributions                                                                        46,026
Net change in unrealized appreciation (depreciation)                                              (66,179)
                                                                                      --------------------
Net assets                                                                            $         2,311,990
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94              2,451    $         2,312               1.25%               3.3%
12/31/2015                   0.91              1,717              1,568               1.25%             -10.1%
12/31/2014                   1.02                398                404               1.25%               4.5%
12/31/2013                   0.97                 11                 10               1.25%              -5.4%
12/31/2012                   1.03                  0                  0               1.25%               2.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.00%               3.6%
12/31/2015                   0.92                  0                  0               1.00%              -9.8%
12/31/2014                   1.02                  0                  0               1.00%               4.8%
12/31/2013                   0.97                  0                  0               1.00%              -5.2%
12/31/2012                   1.03                  0                  0               1.00%               2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%               3.8%
12/31/2015                   0.93                  0                  0               0.75%              -9.6%
12/31/2014                   1.03                  0                  0               0.75%               5.1%
12/31/2013                   0.98                  0                  0               0.75%              -5.0%
12/31/2012                   1.03                  0                  0               0.75%               2.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%               4.1%
12/31/2015                   0.93                  0                  0               0.50%              -9.4%
12/31/2014                   1.03                  0                  0               0.50%               5.3%
12/31/2013                   0.98                  0                  0               0.50%              -4.7%
12/31/2012                   1.03                  0                  0               0.50%               2.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%               4.4%
12/31/2015                   0.94                  0                  0               0.25%              -9.2%
12/31/2014                   1.04                  0                  0               0.25%               5.6%
12/31/2013                   0.98                  0                  0               0.25%              -4.5%
12/31/2012                   1.03                  0                  0               0.25%               2.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%               4.6%
12/31/2015                   0.95                  0                  0               0.00%              -8.9%
12/31/2014                   1.04                  0                  0               0.00%               5.8%
12/31/2013                   0.99                  0                  0               0.00%              -4.2%
12/31/2012                   1.03                  0                  0               0.00%               2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   1.3%
                 2014                                   4.8%
                 2013                                   2.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND R CLASS - 524686367

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      131,705    $      138,310            13,369
                                                                         ===============   ===============
Receivables: investments sold                                   2,528
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      134,233
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      111,854           119,845    $         0.93
Band 100                                                           --                --              0.94
Band 75                                                            --                --              0.95
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.97
Band 0                                                         22,379            22,773              0.98
                                                       ---------------   ---------------
 Total                                                 $      134,233           142,618
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,644)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,644)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,495)
Realized gain distributions                                                                         2,417
Net change in unrealized appreciation (depreciation)                                                9,850
                                                                                           ---------------
Net gain (loss)                                                                                     9,772
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,128
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,644)   $               730
Net realized gain (loss)                                                    (2,495)                (1,994)
Realized gain distributions                                                  2,417                    479
Net change in unrealized appreciation (depreciation)                         9,850                (16,098)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,128                (16,883)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    24,288                129,299
Cost of units redeemed                                                     (95,958)               (33,380)
Account charges                                                               (191)                  (270)
                                                               --------------------   --------------------
Increase (decrease)                                                        (71,861)                95,649
                                                               --------------------   --------------------
Net increase (decrease)                                                    (63,733)                78,766
Net assets, beginning                                                      197,966                119,200
                                                               --------------------   --------------------
Net assets, ending                                             $           134,233    $           197,966
                                                               ====================   ====================

Units sold                                                                  25,558                134,713
Units redeemed                                                            (100,407)               (35,377)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (74,849)                99,336
Units outstanding, beginning                                               217,467                118,131
                                                               --------------------   --------------------
Units outstanding, ending                                                  142,618                217,467
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           327,147
Cost of units redeemed/account charges                                                           (188,290)
Net investment income (loss)                                                                        2,472
Net realized gain (loss)                                                                           (3,666)
Realized gain distributions                                                                         3,175
Net change in unrealized appreciation (depreciation)                                               (6,605)
                                                                                      --------------------
Net assets                                                                            $           134,233
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                120    $           112               1.25%               3.1%
12/31/2015                   0.91                188                170               1.25%             -10.3%
12/31/2014                   1.01                118                119               1.25%               4.2%
12/31/2013                   0.97                 90                 87               1.25%              -5.7%
12/31/2012                   1.03                  0                  0               1.25%               2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               1.00%               3.3%
12/31/2015                   0.91                  0                  0               1.00%             -10.0%
12/31/2014                   1.01                  0                  0               1.00%               4.5%
12/31/2013                   0.97                  0                  0               1.00%              -5.4%
12/31/2012                   1.03                  0                  0               1.00%               2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.75%               3.6%
12/31/2015                   0.92                  0                  0               0.75%              -9.8%
12/31/2014                   1.02                  0                  0               0.75%               4.8%
12/31/2013                   0.97                  0                  0               0.75%              -5.2%
12/31/2012                   1.03                  0                  0               0.75%               2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%               3.9%
12/31/2015                   0.93                  0                  0               0.50%              -9.6%
12/31/2014                   1.03                  0                  0               0.50%               5.0%
12/31/2013                   0.98                  0                  0               0.50%              -5.0%
12/31/2012                   1.03                  0                  0               0.50%               2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%               4.1%
12/31/2015                   0.93                  0                  0               0.25%              -9.4%
12/31/2014                   1.03                  0                  0               0.25%               5.3%
12/31/2013                   0.98                  0                  0               0.25%              -4.7%
12/31/2012                   1.03                  0                  0               0.25%               2.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                 23    $            22               0.00%               4.4%
12/31/2015                   0.94                 30                 28               0.00%              -9.1%
12/31/2014                   1.04                  0                  0               0.00%               5.5%
12/31/2013                   0.98                  0                  0               0.00%              -4.5%
12/31/2012                   1.03                  0                  0               0.00%               2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                 2016                                   0.0%
                 2015                                   1.5%
                 2014                                   4.4%
                 2013                                   0.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND R CLASS - 957663446

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      116,644    $      117,566            10,241
                                                                         ===============   ===============
Receivables: investments sold                                     207
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      116,851
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      116,851           111,578    $         1.05
Band 100                                                           --                --              1.06
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $      116,851           111,578
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,651
Mortality & expense charges                                                                        (1,524)
                                                                                           ---------------
Net investment income (loss)                                                                        2,127
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,721)
Realized gain distributions                                                                         1,177
Net change in unrealized appreciation (depreciation)                                                2,482
                                                                                           ---------------
Net gain (loss)                                                                                       938
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,127    $             1,223
Net realized gain (loss)                                                    (2,721)                (1,714)
Realized gain distributions                                                  1,177                     --
Net change in unrealized appreciation (depreciation)                         2,482                 (3,414)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,065                 (3,905)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   150,358                219,569
Cost of units redeemed                                                    (192,658)               (60,072)
Account charges                                                                (17)                   (28)
                                                               --------------------   --------------------
Increase (decrease)                                                        (42,317)               159,469
                                                               --------------------   --------------------
Net increase (decrease)                                                    (39,252)               155,564
Net assets, beginning                                                      156,103                    539
                                                               --------------------   --------------------
Net assets, ending                                             $           116,851    $           156,103
                                                               ====================   ====================

Units sold                                                                 146,415                212,012
Units redeemed                                                            (188,111)               (59,264)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (41,696)               152,748
Units outstanding, beginning                                               153,274                    526
                                                               --------------------   --------------------
Units outstanding, ending                                                  111,578                153,274
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           370,449
Cost of units redeemed/account charges                                                           (252,775)
Net investment income (loss)                                                                        3,357
Net realized gain (loss)                                                                           (4,435)
Realized gain distributions                                                                         1,177
Net change in unrealized appreciation (depreciation)                                                 (922)
                                                                                      --------------------
Net assets                                                                            $           116,851
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                112    $           117               1.25%               2.8%
12/31/2015                   1.02                153                156               1.25%              -0.6%
12/31/2014                   1.02                  1                  1               1.25%               5.6%
12/31/2013                   0.97                  0                  0               1.25%              -2.9%
12/31/2012                   1.00                  0                  0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               1.00%               3.1%
12/31/2015                   1.03                  0                  0               1.00%              -0.4%
12/31/2014                   1.03                  0                  0               1.00%               5.8%
12/31/2013                   0.97                  0                  0               1.00%              -2.7%
12/31/2012                   1.00                  0                  0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               3.3%
12/31/2015                   1.03                  0                  0               0.75%              -0.1%
12/31/2014                   1.04                  0                  0               0.75%               6.1%
12/31/2013                   0.98                  0                  0               0.75%              -2.4%
12/31/2012                   1.00                  0                  0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               3.6%
12/31/2015                   1.04                  0                  0               0.50%               0.1%
12/31/2014                   1.04                  0                  0               0.50%               6.4%
12/31/2013                   0.98                  0                  0               0.50%              -2.2%
12/31/2012                   1.00                  0                  0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               3.9%
12/31/2015                   1.05                  0                  0               0.25%               0.4%
12/31/2014                   1.05                  0                  0               0.25%               6.6%
12/31/2013                   0.98                  0                  0               0.25%              -1.9%
12/31/2012                   1.00                  0                  0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               4.1%
12/31/2015                   1.06                  0                  0               0.00%               0.6%
12/31/2014                   1.05                  0                  0               0.00%               6.9%
12/31/2013                   0.98                  0                  0               0.00%              -1.7%
12/31/2012                   1.00                  0                  0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   3.1%
                 2014                                   2.7%
                 2013                                   1.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             CLEARBRIDGE AGGRESSIVE GROWTH FUND R CLASS - 52468C505

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      646,644    $      678,908             3,447
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,596)
                                                       ---------------
Net assets                                             $      639,048
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      639,048           377,808    $         1.69
Band 100                                                           --                --              1.71
Band 75                                                            --                --              1.73
Band 50                                                            --                --              1.74
Band 25                                                            --                --              1.76
Band 0                                                             --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $      639,048           377,808
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          196
Mortality & expense charges                                                                        (8,791)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,595)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (106,228)
Realized gain distributions                                                                        27,586
Net change in unrealized appreciation (depreciation)                                               86,070
                                                                                           ---------------
Net gain (loss)                                                                                     7,428
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,167)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,595)   $            (7,039)
Net realized gain (loss)                                                  (106,228)                   383
Realized gain distributions                                                 27,586                 45,998
Net change in unrealized appreciation (depreciation)                        86,070               (133,035)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,167)               (93,693)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   145,129              1,051,104
Cost of units redeemed                                                    (661,952)               (92,720)
Account charges                                                               (200)                  (149)
                                                               --------------------   --------------------
Increase (decrease)                                                       (517,023)               958,235
                                                               --------------------   --------------------
Net increase (decrease)                                                   (518,190)               864,542
Net assets, beginning                                                    1,157,238                292,696
                                                               --------------------   --------------------
Net assets, ending                                             $           639,048    $         1,157,238
                                                               ====================   ====================

Units sold                                                                 104,100                596,981
Units redeemed                                                            (432,280)               (56,644)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (328,180)               540,337
Units outstanding, beginning                                               705,988                165,651
                                                               --------------------   --------------------
Units outstanding, ending                                                  377,808                705,988
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,934,362
Cost of units redeemed/account charges                                                         (1,265,840)
Net investment income (loss)                                                                      (17,979)
Net realized gain (loss)                                                                          (59,758)
Realized gain distributions                                                                        80,527
Net change in unrealized appreciation (depreciation)                                              (32,264)
                                                                                      --------------------
Net assets                                                                            $           639,048
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                378    $           639               1.25%               4.1%
12/31/2015                   1.63                551                896               1.25%              -5.9%
12/31/2014                   1.73                 21                 36               1.25%              12.8%
12/31/2013                   1.53                  0                  0               1.25%              42.5%
12/31/2012                   1.07                  0                  0               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               1.00%               4.3%
12/31/2015                   1.64                  0                  0               1.00%              -5.6%
12/31/2014                   1.74                  0                  0               1.00%              13.1%
12/31/2013                   1.53                  0                  0               1.00%              42.9%
12/31/2012                   1.07                  0                  0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.75%               4.6%
12/31/2015                   1.65                  0                  0               0.75%              -5.4%
12/31/2014                   1.74                  0                  0               0.75%              13.4%
12/31/2013                   1.54                  0                  0               0.75%              43.2%
12/31/2012                   1.07                  0                  0               0.75%               7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.50%               4.9%
12/31/2015                   1.66                  0                  0               0.50%              -5.2%
12/31/2014                   1.75                  0                  0               0.50%              13.7%
12/31/2013                   1.54                  0                  0               0.50%              43.6%
12/31/2012                   1.07                  0                  0               0.50%               7.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.25%               5.1%
12/31/2015                   1.68                  0                  0               0.25%              -4.9%
12/31/2014                   1.76                  0                  0               0.25%              14.0%
12/31/2013                   1.55                  0                  0               0.25%              44.0%
12/31/2012                   1.07                  0                  0               0.25%               7.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.00%               5.4%
12/31/2015                   1.69                155                261               0.00%              -4.7%
12/31/2014                   1.77                145                257               0.00%              14.2%
12/31/2013                   1.55                113                175               0.00%              44.3%
12/31/2012                   1.08                  0                  0               0.00%               7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND FI CLASS - 957663602

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,128,867    $    1,158,359            84,230
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (166,957)
                                                       ---------------
Net assets                                             $      961,910
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      961,910           906,259    $         1.06
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      961,910           906,259
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       31,877
Mortality & expense charges                                                                       (11,886)
                                                                                           ---------------
Net investment income (loss)                                                                       19,991
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,330)
Realized gain distributions                                                                        11,646
Net change in unrealized appreciation (depreciation)                                              (12,538)
                                                                                           ---------------
Net gain (loss)                                                                                    (2,222)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       17,769
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            19,991    $            10,527
Net realized gain (loss)                                                    (1,330)                  (387)
Realized gain distributions                                                 11,646                     --
Net change in unrealized appreciation (depreciation)                       (12,538)               (17,927)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           17,769                 (7,787)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   485,233                739,590
Cost of units redeemed                                                    (346,850)              (133,122)
Account charges                                                             (1,465)                (1,096)
                                                               --------------------   --------------------
Increase (decrease)                                                        136,918                605,372
                                                               --------------------   --------------------
Net increase (decrease)                                                    154,687                597,585
Net assets, beginning                                                      807,223                209,638
                                                               --------------------   --------------------
Net assets, ending                                             $           961,910    $           807,223
                                                               ====================   ====================

Units sold                                                                 452,788                712,415
Units redeemed                                                            (329,310)              (132,438)
                                                               --------------------   --------------------
Net increase (decrease)                                                    123,478                579,977
Units outstanding, beginning                                               782,781                202,804
                                                               --------------------   --------------------
Units outstanding, ending                                                  906,259                782,781
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,437,303
Cost of units redeemed/account charges                                                           (487,287)
Net investment income (loss)                                                                       31,455
Net realized gain (loss)                                                                           (1,715)
Realized gain distributions                                                                        11,646
Net change in unrealized appreciation (depreciation)                                              (29,492)
                                                                                      --------------------
Net assets                                                                            $           961,910
                                                                                      ====================

-------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                906    $           962               1.25%               2.9%
12/31/2015                   1.03                783                807               1.25%              -0.2%
12/31/2014                   1.03                203                210               1.25%               6.0%
12/31/2013                   0.97                  0                  0               1.25%              -2.5%
12/31/2012                   1.00                  0                  0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               3.2%
12/31/2015                   1.04                  0                  0               1.00%               0.0%
12/31/2014                   1.04                  0                  0               1.00%               6.3%
12/31/2013                   0.98                  0                  0               1.00%              -2.3%
12/31/2012                   1.00                  0                  0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               3.4%
12/31/2015                   1.05                  0                  0               0.75%               0.3%
12/31/2014                   1.04                  0                  0               0.75%               6.6%
12/31/2013                   0.98                  0                  0               0.75%              -2.1%
12/31/2012                   1.00                  0                  0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               3.7%
12/31/2015                   1.06                  0                  0               0.50%               0.5%
12/31/2014                   1.05                  0                  0               0.50%               6.8%
12/31/2013                   0.98                  0                  0               0.50%              -1.8%
12/31/2012                   1.00                  0                  0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               4.0%
12/31/2015                   1.06                  0                  0               0.25%               0.8%
12/31/2014                   1.06                  0                  0               0.25%               7.1%
12/31/2013                   0.99                  0                  0               0.25%              -1.6%
12/31/2012                   1.00                  0                  0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%               4.2%
12/31/2015                   1.07                  0                  0               0.00%               1.0%
12/31/2014                   1.06                  0                  0               0.00%               7.4%
12/31/2013                   0.99                  0                  0               0.00%              -1.3%
12/31/2012                   1.00                  0                  0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.6%
                 2015                                   3.8%
                 2014                                   1.5%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            CLEARBRIDGE AGGRESSIVE GROWTH FUND FI CLASS - 52468C604

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,054,205    $    2,087,306            10,854
                                                                         ===============   ===============
Receivables: investments sold                                   3,555
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,057,760
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,057,760         1,203,797    $         1.71
Band 100                                                           --                --              1.73
Band 75                                                            --                --              1.75
Band 50                                                            --                --              1.76
Band 25                                                            --                --              1.78
Band 0                                                             --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $    2,057,760         1,203,797
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,841
Mortality & expense charges                                                                       (43,796)
                                                                                           ---------------
Net investment income (loss)                                                                      (37,955)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (547,534)
Realized gain distributions                                                                        86,268
Net change in unrealized appreciation (depreciation)                                              474,854
                                                                                           ---------------
Net gain (loss)                                                                                    13,588
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (24,367)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (37,955)   $           (87,574)
Net realized gain (loss)                                                  (547,534)               337,580
Realized gain distributions                                                 86,268                280,771
Net change in unrealized appreciation (depreciation)                       474,854               (914,172)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (24,367)              (383,395)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   827,927              3,251,086
Cost of units redeemed                                                  (6,028,301)            (2,507,933)
Account charges                                                            (12,075)               (27,815)
                                                               --------------------   --------------------
Increase (decrease)                                                     (5,212,449)               715,338
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,236,816)               331,943
Net assets, beginning                                                    7,294,576              6,962,633
                                                               --------------------   --------------------
Net assets, ending                                             $         2,057,760    $         7,294,576
                                                               ====================   ====================

Units sold                                                                 554,385              2,028,146
Units redeemed                                                          (3,805,677)            (1,587,081)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,251,292)               441,065
Units outstanding, beginning                                             4,455,089              4,014,024
                                                               --------------------   --------------------
Units outstanding, ending                                                1,203,797              4,455,089
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        19,598,684
Cost of units redeemed/account charges                                                        (17,782,407)
Net investment income (loss)                                                                     (188,258)
Net realized gain (loss)                                                                          (33,830)
Realized gain distributions                                                                       496,672
Net change in unrealized appreciation (depreciation)                                              (33,101)
                                                                                      --------------------
Net assets                                                                            $         2,057,760
                                                                                      ====================

-------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71              1,204    $         2,058               1.25%               4.4%
12/31/2015                   1.64              4,455              7,295               1.25%              -5.6%
12/31/2014                   1.73              4,014              6,963               1.25%              13.2%
12/31/2013                   1.53              2,289              3,508               1.25%              42.7%
12/31/2012                   1.07                  0                  0               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               1.00%               4.7%
12/31/2015                   1.65                  0                  0               1.00%              -5.4%
12/31/2014                   1.74                  0                  0               1.00%              13.5%
12/31/2013                   1.54                  0                  0               1.00%              43.1%
12/31/2012                   1.07                  0                  0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.75%               4.9%
12/31/2015                   1.66                  0                  0               0.75%              -5.1%
12/31/2014                   1.75                  0                  0               0.75%              13.7%
12/31/2013                   1.54                  0                  0               0.75%              43.4%
12/31/2012                   1.07                  0                  0               0.75%               7.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.50%               5.2%
12/31/2015                   1.68                  0                  0               0.50%              -4.9%
12/31/2014                   1.76                  0                  0               0.50%              14.0%
12/31/2013                   1.55                  0                  0               0.50%              43.8%
12/31/2012                   1.07                  0                  0               0.50%               7.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.25%               5.4%
12/31/2015                   1.69                  0                  0               0.25%              -4.7%
12/31/2014                   1.77                  0                  0               0.25%              14.3%
12/31/2013                   1.55                  0                  0               0.25%              44.2%
12/31/2012                   1.08                  0                  0               0.25%               7.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.00%               5.7%
12/31/2015                   1.70                  0                  0               0.00%              -4.4%
12/31/2014                   1.78                  0                  0               0.00%              14.6%
12/31/2013                   1.55                  0                  0               0.00%              44.5%
12/31/2012                   1.08                  0                  0               0.00%               7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   24,706,779    $   22,910,703         1,042,892
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (125,812)
                                                       ---------------
Net assets                                             $   24,580,967
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   21,625,766        10,870,732    $         1.99
Band 100                                                           --                --              2.04
Band 75                                                            --                --              2.08
Band 50                                                            --                --              2.13
Band 25                                                            --                --              2.18
Band 0                                                      2,955,201         1,325,286              2.23
                                                       ---------------   ---------------
 Total                                                 $   24,580,967        12,196,018
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      180,179
Mortality & expense charges                                                                      (192,571)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,392)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           26,170
Realized gain distributions                                                                     1,385,998
Net change in unrealized appreciation (depreciation)                                            2,932,493
                                                                                           ---------------
Net gain (loss)                                                                                 4,344,661
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    4,332,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,392)   $           (22,710)
Net realized gain (loss)                                                    26,170                673,572
Realized gain distributions                                              1,385,998              1,342,034
Net change in unrealized appreciation (depreciation)                     2,932,493             (2,645,548)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        4,332,269               (652,652)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                10,362,575              7,535,353
Cost of units redeemed                                                  (5,029,212)            (6,659,890)
Account charges                                                            (11,418)                (8,821)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,321,945                866,642
                                                               --------------------   --------------------
Net increase (decrease)                                                  9,654,214                213,990
Net assets, beginning                                                   14,926,753             14,712,763
                                                               --------------------   --------------------
Net assets, ending                                             $        24,580,967    $        14,926,753
                                                               ====================   ====================

Units sold                                                               6,914,426              4,649,993
Units redeemed                                                          (3,934,850)            (4,193,581)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,979,576                456,412
Units outstanding, beginning                                             9,216,442              8,760,030
                                                               --------------------   --------------------
Units outstanding, ending                                               12,196,018              9,216,442
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        41,908,536
Cost of units redeemed/account charges                                                        (25,964,413)
Net investment income (loss)                                                                      (90,175)
Net realized gain (loss)                                                                        1,901,548
Realized gain distributions                                                                     5,029,395
Net change in unrealized appreciation (depreciation)                                            1,796,076
                                                                                      --------------------
Net assets                                                                            $        24,580,967
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99             10,871    $        21,626               1.25%              24.4%
12/31/2015                   1.60              8,142             13,024               1.25%              -3.7%
12/31/2014                   1.66              7,739             12,858               1.25%               3.9%
12/31/2013                   1.60              8,075             12,907               1.25%              38.9%
12/31/2012                   1.15              5,970              6,872               1.25%              14.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               1.00%              24.7%
12/31/2015                   1.63                  0                  0               1.00%              -3.5%
12/31/2014                   1.69                  0                  0               1.00%               4.2%
12/31/2013                   1.62                  0                  0               1.00%              39.2%
12/31/2012                   1.17                  0                  0               1.00%              14.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.75%              25.0%
12/31/2015                   1.67                  0                  0               0.75%              -3.2%
12/31/2014                   1.72                  0                  0               0.75%               4.5%
12/31/2013                   1.65                  0                  0               0.75%              39.6%
12/31/2012                   1.18                  0                  0               0.75%              15.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.50%              25.3%
12/31/2015                   1.70                  0                  0               0.50%              -3.0%
12/31/2014                   1.75                  0                  0               0.50%               4.7%
12/31/2013                   1.67                  0                  0               0.50%              39.9%
12/31/2012                   1.20                  0                  0               0.50%              15.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.25%              25.6%
12/31/2015                   1.74                  0                  0               0.25%              -2.8%
12/31/2014                   1.78                  0                  0               0.25%               5.0%
12/31/2013                   1.70                  0                  0               0.25%              40.3%
12/31/2012                   1.21                  0                  0               0.25%              15.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23              1,325    $         2,955               0.00%              25.9%
12/31/2015                   1.77              1,075              1,903               0.00%              -2.5%
12/31/2014                   1.82              1,021              1,855               0.00%               5.2%
12/31/2013                   1.73                768              1,326               0.00%              40.6%
12/31/2012                   1.23                682                837               0.00%              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.0%
                 2014                                   0.8%
                 2013                                   0.8%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND R4 CLASS - 197199466

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          994    $        1,075                26
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (2)
                                                       ---------------
Net assets                                             $          992
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          992               981    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $          992               981
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            5
Mortality & expense charges                                                                            (9)
                                                                                           ---------------
Net investment income (loss)                                                                           (4)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (4)
Realized gain distributions                                                                             4
Net change in unrealized appreciation (depreciation)                                                  (30)
                                                                                           ---------------
Net gain (loss)                                                                                       (30)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (34)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (4)   $                 4
Net realized gain (loss)                                                        (4)                   (13)
Realized gain distributions                                                      4                     18
Net change in unrealized appreciation (depreciation)                           (30)                   (43)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              (34)                   (34)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       480                    669
Cost of units redeemed                                                         (12)                  (147)
Account charges                                                                 (4)                    (2)
                                                               --------------------   --------------------
Increase (decrease)                                                            464                    520
                                                               --------------------   --------------------
Net increase (decrease)                                                        430                    486
Net assets, beginning                                                          562                     76
                                                               --------------------   --------------------
Net assets, ending                                             $               992    $               562
                                                               ====================   ====================

Units sold                                                                     461                    608
Units redeemed                                                                 (16)                  (143)
                                                               --------------------   --------------------
Net increase (decrease)                                                        445                    465
Units outstanding, beginning                                                   536                     71
                                                               --------------------   --------------------
Units outstanding, ending                                                      981                    536
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,503
Cost of units redeemed/account charges                                                               (458)
Net investment income (loss)                                                                            3
Net realized gain (loss)                                                                               (9)
Realized gain distributions                                                                            34
Net change in unrealized appreciation (depreciation)                                                  (81)
                                                                                      --------------------
Net assets                                                                            $               992
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  1    $             1               1.25%              -3.5%
12/31/2015                   1.05                  1                  1               1.25%              -2.6%
12/31/2014                   1.08                  0                  0               1.25%              -5.6%
12/31/2013                   1.14                  0                  0               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%              -3.3%
12/31/2015                   1.06                  0                  0               1.00%              -2.4%
12/31/2014                   1.08                  0                  0               1.00%              -5.3%
12/31/2013                   1.14                  0                  0               1.00%              14.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%              -3.0%
12/31/2015                   1.06                  0                  0               0.75%              -2.1%
12/31/2014                   1.09                  0                  0               0.75%              -5.1%
12/31/2013                   1.14                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%              -2.8%
12/31/2015                   1.07                  0                  0               0.50%              -1.9%
12/31/2014                   1.09                  0                  0               0.50%              -4.9%
12/31/2013                   1.15                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%              -2.6%
12/31/2015                   1.08                  0                  0               0.25%              -1.7%
12/31/2014                   1.10                  0                  0               0.25%              -4.6%
12/31/2013                   1.15                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%              -2.3%
12/31/2015                   1.09                  0                  0               0.00%              -1.4%
12/31/2014                   1.10                  0                  0               0.00%              -4.4%
12/31/2013                   1.15                  0                  0               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   1.9%
                 2014                                   0.0%
                 2013                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND Z CLASS - 197199813

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       43,148    $       51,366             1,146
                                                                         ===============   ===============
Receivables: investments sold                                     114
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       43,262
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       43,262            34,931    $         1.24
Band 100                                                           --                --              1.25
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.28
Band 25                                                            --                --              1.30
Band 0                                                             --                --              1.31
                                                       ---------------   ---------------
 Total                                                 $       43,262            34,931
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          277
Mortality & expense charges                                                                          (544)
                                                                                           ---------------
Net investment income (loss)                                                                         (267)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (80)
Realized gain distributions                                                                           288
Net change in unrealized appreciation (depreciation)                                               (1,489)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,281)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,548)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (267)   $               (28)
Net realized gain (loss)                                                       (80)                  (252)
Realized gain distributions                                                    288                  1,687
Net change in unrealized appreciation (depreciation)                        (1,489)                (2,462)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,548)                (1,055)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,239                  3,691
Cost of units redeemed                                                          --                 (4,386)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          1,239                   (695)
                                                               --------------------   --------------------
Net increase (decrease)                                                       (309)                (1,750)
Net assets, beginning                                                       43,571                 45,321
                                                               --------------------   --------------------
Net assets, ending                                             $            43,262    $            43,571
                                                               ====================   ====================

Units sold                                                                     978                  2,800
Units redeemed                                                                  --                 (3,262)
                                                               --------------------   --------------------
Net increase (decrease)                                                        978                   (462)
Units outstanding, beginning                                                33,953                 34,415
                                                               --------------------   --------------------
Units outstanding, ending                                                   34,931                 33,953
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            73,738
Cost of units redeemed/account charges                                                            (28,540)
Net investment income (loss)                                                                          347
Net realized gain (loss)                                                                             (374)
Realized gain distributions                                                                         6,309
Net change in unrealized appreciation (depreciation)                                               (8,218)
                                                                                      --------------------
Net assets                                                                            $            43,262
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                 35    $            43               1.25%              -3.5%
12/31/2015                   1.28                 34                 44               1.25%              -2.6%
12/31/2014                   1.32                 34                 45               1.25%              -5.5%
12/31/2013                   1.39                 32                 45               1.25%              20.8%
12/31/2012                   1.15                 11                 12               1.25%              15.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.00%              -3.2%
12/31/2015                   1.29                  0                  0               1.00%              -2.3%
12/31/2014                   1.33                  0                  0               1.00%              -5.2%
12/31/2013                   1.40                  0                  0               1.00%              21.1%
12/31/2012                   1.15                  0                  0               1.00%              15.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%              -3.0%
12/31/2015                   1.31                  0                  0               0.75%              -2.1%
12/31/2014                   1.33                  0                  0               0.75%              -5.0%
12/31/2013                   1.40                  0                  0               0.75%              21.4%
12/31/2012                   1.16                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.50%              -2.8%
12/31/2015                   1.32                  0                  0               0.50%              -1.8%
12/31/2014                   1.34                  0                  0               0.50%              -4.8%
12/31/2013                   1.41                  0                  0               0.50%              21.7%
12/31/2012                   1.16                  0                  0               0.50%              15.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.25%              -2.5%
12/31/2015                   1.33                  0                  0               0.25%              -1.6%
12/31/2014                   1.35                  0                  0               0.25%              -4.5%
12/31/2013                   1.42                  0                  0               0.25%              22.0%
12/31/2012                   1.16                  0                  0               0.25%              16.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.00%              -2.3%
12/31/2015                   1.34                  0                  0               0.00%              -1.3%
12/31/2014                   1.36                  0                  0               0.00%              -4.3%
12/31/2013                   1.42                  0                  0               0.00%              22.3%
12/31/2012                   1.16                  0                  0               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   1.2%
                 2014                                   1.6%
                 2013                                   2.8%
                 2012                                   3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND A CLASS - 197199847

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       12,746    $       13,257               345
                                                                         ===============   ===============
Receivables: investments sold                                     270
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       13,016
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       13,016            10,646    $         1.22
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       13,016            10,646
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           46
Mortality & expense charges                                                                          (268)
                                                                                           ---------------
Net investment income (loss)                                                                         (222)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,921)
Realized gain distributions                                                                           167
Net change in unrealized appreciation (depreciation)                                                2,916
                                                                                           ---------------
Net gain (loss)                                                                                      (838)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,060)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (222)   $              (162)
Net realized gain (loss)                                                    (3,921)                (1,800)
Realized gain distributions                                                    167                  1,435
Net change in unrealized appreciation (depreciation)                         2,916                    373
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,060)                  (154)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    10,528                 15,267
Cost of units redeemed                                                     (30,990)               (28,109)
Account charges                                                                 (8)                   (24)
                                                               --------------------   --------------------
Increase (decrease)                                                        (20,470)               (12,866)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (21,530)               (13,020)
Net assets, beginning                                                       34,546                 47,566
                                                               --------------------   --------------------
Net assets, ending                                             $            13,016    $            34,546
                                                               ====================   ====================

Units sold                                                                   8,393                 11,722
Units redeemed                                                             (24,955)               (20,921)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (16,562)                (9,199)
Units outstanding, beginning                                                27,208                 36,407
                                                               --------------------   --------------------
Units outstanding, ending                                                   10,646                 27,208
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           106,936
Cost of units redeemed/account charges                                                            (92,794)
Net investment income (loss)                                                                           24
Net realized gain (loss)                                                                           (4,974)
Realized gain distributions                                                                         4,335
Net change in unrealized appreciation (depreciation)                                                 (511)
                                                                                      --------------------
Net assets                                                                            $            13,016
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                 11    $            13               1.25%              -3.7%
12/31/2015                   1.27                 27                 35               1.25%              -2.8%
12/31/2014                   1.31                 36                 48               1.25%              -5.8%
12/31/2013                   1.39                 11                 16               1.25%              20.5%
12/31/2012                   1.15                  1                  1               1.25%              15.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%              -3.5%
12/31/2015                   1.28                  0                  0               1.00%              -2.6%
12/31/2014                   1.32                  0                  0               1.00%              -5.5%
12/31/2013                   1.39                  0                  0               1.00%              20.8%
12/31/2012                   1.15                  0                  0               1.00%              15.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%              -3.2%
12/31/2015                   1.29                  0                  0               0.75%              -2.3%
12/31/2014                   1.32                  0                  0               0.75%              -5.3%
12/31/2013                   1.40                  0                  0               0.75%              21.1%
12/31/2012                   1.15                  0                  0               0.75%              15.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%              -3.0%
12/31/2015                   1.30                  0                  0               0.50%              -2.1%
12/31/2014                   1.33                  0                  0               0.50%              -5.1%
12/31/2013                   1.40                  0                  0               0.50%              21.4%
12/31/2012                   1.16                  0                  0               0.50%              15.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%              -2.7%
12/31/2015                   1.32                  0                  0               0.25%              -1.8%
12/31/2014                   1.34                  0                  0               0.25%              -4.8%
12/31/2013                   1.41                  0                  0               0.25%              21.7%
12/31/2012                   1.16                  0                  0               0.25%              15.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.00%              -2.5%
12/31/2015                   1.33                  0                  0               0.00%              -1.6%
12/31/2014                   1.35                  0                  0               0.00%              -4.6%
12/31/2013                   1.41                  0                  0               0.00%              22.0%
12/31/2012                   1.16                  0                  0               0.00%              15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.8%
                 2014                                   1.8%
                 2013                                   3.2%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA DIVIDEND INCOME FUND R4 CLASS - 19766M865

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,513,316    $    6,412,393           339,631
                                                                         ===============   ===============
Receivables: investments sold                                  75,544
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,588,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,588,860         5,861,699    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.15
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $    6,588,860         5,861,699
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      113,688
Mortality & expense charges                                                                       (70,710)
                                                                                           ---------------
Net investment income (loss)                                                                       42,978
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (25,952)
Realized gain distributions                                                                       145,176
Net change in unrealized appreciation (depreciation)                                              506,948
                                                                                           ---------------
Net gain (loss)                                                                                   626,172
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      669,150
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            42,978    $            78,777
Net realized gain (loss)                                                   (25,952)               (10,092)
Realized gain distributions                                                145,176                247,322
Net change in unrealized appreciation (depreciation)                       506,948               (406,025)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          669,150                (90,018)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,558,712              5,760,682
Cost of units redeemed                                                    (603,789)              (698,108)
Account charges                                                             (4,222)                (3,547)
                                                               --------------------   --------------------
Increase (decrease)                                                        950,701              5,059,027
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,619,851              4,969,009
Net assets, beginning                                                    4,969,009                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         6,588,860    $         4,969,009
                                                               ====================   ====================

Units sold                                                               1,496,176              5,678,533
Units redeemed                                                            (584,330)              (728,680)
                                                               --------------------   --------------------
Net increase (decrease)                                                    911,846              4,949,853
Units outstanding, beginning                                             4,949,853                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                5,861,699              4,949,853
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,319,394
Cost of units redeemed/account charges                                                         (1,309,666)
Net investment income (loss)                                                                      121,755
Net realized gain (loss)                                                                          (36,044)
Realized gain distributions                                                                       392,498
Net change in unrealized appreciation (depreciation)                                              100,923
                                                                                      --------------------
Net assets                                                                            $         6,588,860
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              5,862    $         6,589               1.25%              12.0%
12/31/2015                   1.00              4,950              4,969               1.25%              -0.6%
12/31/2014                   1.01                  0                  0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              12.3%
12/31/2015                   1.01                  0                  0               1.00%              -0.3%
12/31/2014                   1.01                  0                  0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%              12.5%
12/31/2015                   1.01                  0                  0               0.75%              -0.1%
12/31/2014                   1.01                  0                  0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              12.8%
12/31/2015                   1.01                  0                  0               0.50%               0.2%
12/31/2014                   1.01                  0                  0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%              13.1%
12/31/2015                   1.01                  0                  0               0.25%               0.4%
12/31/2014                   1.01                  0                  0               0.25%               1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              13.4%
12/31/2015                   1.02                  0                  0               0.00%               0.7%
12/31/2014                   1.01                  0                  0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   5.4%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA DIVIDEND INCOME FUND A CLASS - 19765N278

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      171,345    $      170,484             8,974
                                                                         ===============   ===============
Receivables: investments sold                                      65
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      171,410
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      171,410           153,269    $         1.12
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $      171,410           153,269
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,358
Mortality & expense charges                                                                          (755)
                                                                                           ---------------
Net investment income (loss)                                                                          603
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                6
Realized gain distributions                                                                         3,917
Net change in unrealized appreciation (depreciation)                                                  861
                                                                                           ---------------
Net gain (loss)                                                                                     4,784
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,387
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               603    $                --
Net realized gain (loss)                                                         6                     --
Realized gain distributions                                                  3,917                     --
Net change in unrealized appreciation (depreciation)                           861                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,387                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   168,131                     --
Cost of units redeemed                                                      (2,108)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        166,023                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    171,410                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           171,410    $                --
                                                               ====================   ====================

Units sold                                                                 155,169                     --
Units redeemed                                                              (1,900)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    153,269                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  153,269                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           168,131
Cost of units redeemed/account charges                                                             (2,108)
Net investment income (loss)                                                                          603
Net realized gain (loss)                                                                                6
Realized gain distributions                                                                         3,917
Net change in unrealized appreciation (depreciation)                                                  861
                                                                                      --------------------
Net assets                                                                            $           171,410
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                153    $           171               1.25%              11.7%
12/31/2015                   1.00                  0                  0               1.25%              -0.9%
12/31/2014                   1.01                  0                  0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              12.0%
12/31/2015                   1.00                  0                  0               1.00%              -0.6%
12/31/2014                   1.01                  0                  0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              12.3%
12/31/2015                   1.01                  0                  0               0.75%              -0.4%
12/31/2014                   1.01                  0                  0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              12.6%
12/31/2015                   1.01                  0                  0               0.50%              -0.1%
12/31/2014                   1.01                  0                  0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              12.9%
12/31/2015                   1.01                  0                  0               0.25%               0.1%
12/31/2014                   1.01                  0                  0               0.25%               1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              13.1%
12/31/2015                   1.01                  0                  0               0.00%               0.4%
12/31/2014                   1.01                  0                  0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      COLUMBIA EMERGING MARKETS BOND FUND Z CLASS - 19763P127 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.21
Band 100                                                           --                --              1.22
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.26
Band 25                                                            --                --              1.27
Band 0                                                             --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.25%              11.0%
12/31/2015                   1.09                  0                  0               1.25%              -2.3%
12/31/2014                   1.11                  0                  0               1.25%               0.1%
12/31/2013                   1.11                  0                  0               1.25%              -8.0%
12/31/2012                   1.21                  0                  0               1.25%              19.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.00%              11.3%
12/31/2015                   1.10                  0                  0               1.00%              -2.0%
12/31/2014                   1.12                  0                  0               1.00%               0.3%
12/31/2013                   1.12                  0                  0               1.00%              -7.7%
12/31/2012                   1.21                  0                  0               1.00%              19.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%              11.5%
12/31/2015                   1.11                  0                  0               0.75%              -1.8%
12/31/2014                   1.13                  0                  0               0.75%               0.6%
12/31/2013                   1.13                  0                  0               0.75%              -7.5%
12/31/2012                   1.22                  0                  0               0.75%              19.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.50%              11.8%
12/31/2015                   1.12                  0                  0               0.50%              -1.6%
12/31/2014                   1.14                  0                  0               0.50%               0.9%
12/31/2013                   1.13                  0                  0               0.50%              -7.3%
12/31/2012                   1.22                  0                  0               0.50%              20.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%              12.1%
12/31/2015                   1.14                  0                  0               0.25%              -1.3%
12/31/2014                   1.15                  0                  0               0.25%               1.1%
12/31/2013                   1.14                  0                  0               0.25%              -7.1%
12/31/2012                   1.22                  0                  0               0.25%              20.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.00%              12.4%
12/31/2015                   1.15                  0                  0               0.00%              -1.1%
12/31/2014                   1.16                  0                  0               0.00%               1.4%
12/31/2013                   1.14                  0                  0               0.00%              -6.8%
12/31/2012                   1.23                  0                  0               0.00%              20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            COLUMBIA EMERGING MARKETS BOND FUND A CLASS - 19763P184

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      181,654    $      179,174            16,247
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (6)
                                                       ---------------
Net assets                                             $      181,648
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       72,930            61,121    $         1.19
Band 100                                                      108,718            89,941              1.21
Band 75                                                            --                --              1.22
Band 50                                                            --                --              1.24
Band 25                                                            --                --              1.26
Band 0                                                             --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $      181,648           151,062
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,020
Mortality & expense charges                                                                          (895)
                                                                                           ---------------
Net investment income (loss)                                                                        1,125
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (233)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,661
                                                                                           ---------------
Net gain (loss)                                                                                     6,428
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,553
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,125    $             1,456
Net realized gain (loss)                                                      (233)                (2,954)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         6,661                   (596)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,553                 (2,094)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   132,443                 50,580
Cost of units redeemed                                                     (30,295)               (44,707)
Account charges                                                                 (3)                    (3)
                                                               --------------------   --------------------
Increase (decrease)                                                        102,145                  5,870
                                                               --------------------   --------------------
Net increase (decrease)                                                    109,698                  3,776
Net assets, beginning                                                       71,950                 68,174
                                                               --------------------   --------------------
Net assets, ending                                             $           181,648    $            71,950
                                                               ====================   ====================

Units sold                                                                 111,197                 45,406
Units redeemed                                                             (26,526)               (40,309)
                                                               --------------------   --------------------
Net increase (decrease)                                                     84,671                  5,097
Units outstanding, beginning                                                66,391                 61,294
                                                               --------------------   --------------------
Units outstanding, ending                                                  151,062                 66,391
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           500,418
Cost of units redeemed/account charges                                                           (320,018)
Net investment income (loss)                                                                        5,758
Net realized gain (loss)                                                                           (7,610)
Realized gain distributions                                                                           620
Net change in unrealized appreciation (depreciation)                                                2,480
                                                                                      --------------------
Net assets                                                                            $           181,648
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                 61    $            73               1.25%              10.7%
12/31/2015                   1.08                 31                 34               1.25%              -2.5%
12/31/2014                   1.11                 13                 15               1.25%              -0.2%
12/31/2013                   1.11                 49                 54               1.25%              -8.2%
12/31/2012                   1.21                  1                  2               1.25%              18.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                 90    $           109               1.00%              11.0%
12/31/2015                   1.09                 35                 38               1.00%              -2.2%
12/31/2014                   1.11                 48                 54               1.00%               0.1%
12/31/2013                   1.11                  0                  0               1.00%              -8.0%
12/31/2012                   1.21                  0                  0               1.00%              19.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%              11.3%
12/31/2015                   1.10                  0                  0               0.75%              -2.0%
12/31/2014                   1.12                  0                  0               0.75%               0.3%
12/31/2013                   1.12                  0                  0               0.75%              -7.7%
12/31/2012                   1.21                  0                  0               0.75%              19.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.50%              11.5%
12/31/2015                   1.11                  0                  0               0.50%              -1.8%
12/31/2014                   1.13                  0                  0               0.50%               0.6%
12/31/2013                   1.13                  0                  0               0.50%              -7.5%
12/31/2012                   1.22                  0                  0               0.50%              19.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.25%              11.8%
12/31/2015                   1.12                  0                  0               0.25%              -1.5%
12/31/2014                   1.14                  0                  0               0.25%               0.9%
12/31/2013                   1.13                  0                  0               0.25%              -7.3%
12/31/2012                   1.22                  0                  0               0.25%              20.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.00%              12.1%
12/31/2015                   1.14                  0                  0               0.00%              -1.3%
12/31/2014                   1.15                  0                  0               0.00%               1.1%
12/31/2013                   1.14                  0                  0               0.00%              -7.1%
12/31/2012                   1.22                  0                  0               0.00%              20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   3.3%
                 2014                                   4.0%
                 2013                                   6.2%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   31,415,139    $   30,529,868         2,027,584
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (190,344)
                                                       ---------------
Net assets                                             $   31,224,795
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   29,464,539        15,537,033    $         1.90
Band 100                                                           --                --              1.94
Band 75                                                            --                --              1.99
Band 50                                                            --                --              2.03
Band 25                                                            --                --              2.08
Band 0                                                      1,760,256           828,081              2.13
                                                       ---------------   ---------------
 Total                                                 $   31,224,795        16,365,114
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      312,767
Mortality & expense charges                                                                      (291,583)
                                                                                           ---------------
Net investment income (loss)                                                                       21,184
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           67,755
Realized gain distributions                                                                     1,938,766
Net change in unrealized appreciation (depreciation)                                            2,487,835
                                                                                           ---------------
Net gain (loss)                                                                                 4,494,356
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    4,515,540
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            21,184    $           (33,728)
Net realized gain (loss)                                                    67,755              1,181,998
Realized gain distributions                                              1,938,766              1,654,222
Net change in unrealized appreciation (depreciation)                     2,487,835             (3,693,087)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        4,515,540               (890,595)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,960,438             10,799,333
Cost of units redeemed                                                  (6,805,066)            (8,450,295)
Account charges                                                            (13,264)               (13,128)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,142,108              2,335,910
                                                               --------------------   --------------------
Net increase (decrease)                                                  9,657,648              1,445,315
Net assets, beginning                                                   21,567,147             20,121,832
                                                               --------------------   --------------------
Net assets, ending                                             $        31,224,795    $        21,567,147
                                                               ====================   ====================

Units sold                                                               7,597,621              6,631,733
Units redeemed                                                          (4,652,267)            (5,272,118)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,945,354              1,359,615
Units outstanding, beginning                                            13,419,760             12,060,145
                                                               --------------------   --------------------
Units outstanding, ending                                               16,365,114             13,419,760
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        55,225,902
Cost of units redeemed/account charges                                                        (33,207,306)
Net investment income (loss)                                                                      (73,303)
Net realized gain (loss)                                                                        2,750,935
Realized gain distributions                                                                     5,643,296
Net change in unrealized appreciation (depreciation)                                              885,271
                                                                                      --------------------
Net assets                                                                            $        31,224,795
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90             15,537    $        29,465               1.25%              18.7%
12/31/2015                   1.60             12,710             20,312               1.25%              -3.8%
12/31/2014                   1.66             11,443             19,001               1.25%               7.9%
12/31/2013                   1.54              9,287             14,297               1.25%              31.3%
12/31/2012                   1.17              6,729              7,892               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               1.00%              19.0%
12/31/2015                   1.63                  0                  0               1.00%              -3.5%
12/31/2014                   1.69                  0                  0               1.00%               8.1%
12/31/2013                   1.56                  0                  0               1.00%              31.6%
12/31/2012                   1.19                  0                  0               1.00%              16.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.75%              19.3%
12/31/2015                   1.66                  0                  0               0.75%              -3.3%
12/31/2014                   1.72                  0                  0               0.75%               8.4%
12/31/2013                   1.59                  0                  0               0.75%              31.9%
12/31/2012                   1.20                  0                  0               0.75%              16.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.50%              19.6%
12/31/2015                   1.70                  0                  0               0.50%              -3.0%
12/31/2014                   1.75                  0                  0               0.50%               8.7%
12/31/2013                   1.61                  0                  0               0.50%              32.3%
12/31/2012                   1.22                  0                  0               0.50%              16.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%              19.9%
12/31/2015                   1.73                  0                  0               0.25%              -2.8%
12/31/2014                   1.78                  0                  0               0.25%               8.9%
12/31/2013                   1.64                  0                  0               0.25%              32.6%
12/31/2012                   1.23                  0                  0               0.25%              17.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                828    $         1,760               0.00%              20.2%
12/31/2015                   1.77                710              1,255               0.00%              -2.6%
12/31/2014                   1.82                617              1,121               0.00%               9.2%
12/31/2013                   1.66                547                909               0.00%              32.9%
12/31/2012                   1.25                424                531               0.00%              17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.0%
                 2014                                   1.0%
                 2013                                   0.9%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND Z CLASS - 19766H338

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      454,061    $      432,686             7,182
                                                                         ===============   ===============
Receivables: investments sold                                     229
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      454,290
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      454,290           226,558    $         2.01
Band 100                                                           --                --              2.03
Band 75                                                            --                --              2.06
Band 50                                                            --                --              2.08
Band 25                                                            --                --              2.11
Band 0                                                             --                --              2.14
                                                       ---------------   ---------------
 Total                                                 $      454,290           226,558
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (6,371)
                                                                                           ---------------
Net investment income (loss)                                                                       (6,371)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (53,630)
Realized gain distributions                                                                        32,746
Net change in unrealized appreciation (depreciation)                                               41,972
                                                                                           ---------------
Net gain (loss)                                                                                    21,088
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       14,717
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (6,371)   $            (4,057)
Net realized gain (loss)                                                   (53,630)                37,483
Realized gain distributions                                                 32,746                 27,489
Net change in unrealized appreciation (depreciation)                        41,972                (51,771)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           14,717                  9,144
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   793,473              1,724,853
Cost of units redeemed                                                  (1,942,147)              (495,713)
Account charges                                                                (58)                   (37)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,148,732)             1,229,103
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,134,015)             1,238,247
Net assets, beginning                                                    1,588,305                350,058
                                                               --------------------   --------------------
Net assets, ending                                             $           454,290    $         1,588,305
                                                               ====================   ====================

Units sold                                                                 442,521                972,645
Units redeemed                                                          (1,120,847)              (283,194)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (678,326)               689,451
Units outstanding, beginning                                               904,884                215,433
                                                               --------------------   --------------------
Units outstanding, ending                                                  226,558                904,884
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,567,975
Cost of units redeemed/account charges                                                         (8,501,130)
Net investment income (loss)                                                                      (74,747)
Net realized gain (loss)                                                                          225,658
Realized gain distributions                                                                       215,159
Net change in unrealized appreciation (depreciation)                                               21,375
                                                                                      --------------------
Net assets                                                                            $           454,290
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                227    $           454               1.25%              14.2%
12/31/2015                   1.76                905              1,588               1.25%               8.0%
12/31/2014                   1.62                215                350               1.25%              24.8%
12/31/2013                   1.30                114                149               1.25%              22.1%
12/31/2012                   1.07              1,885              2,009               1.25%               6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               1.00%              14.5%
12/31/2015                   1.77                  0                  0               1.00%               8.3%
12/31/2014                   1.64                  0                  0               1.00%              25.2%
12/31/2013                   1.31                  0                  0               1.00%              22.4%
12/31/2012                   1.07                  0                  0               1.00%               6.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.75%              14.8%
12/31/2015                   1.79                  0                  0               0.75%               8.6%
12/31/2014                   1.65                  0                  0               0.75%              25.5%
12/31/2013                   1.32                  0                  0               0.75%              22.7%
12/31/2012                   1.07                  0                  0               0.75%               6.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.50%              15.1%
12/31/2015                   1.81                  0                  0               0.50%               8.8%
12/31/2014                   1.66                  0                  0               0.50%              25.8%
12/31/2013                   1.32                  0                  0               0.50%              23.0%
12/31/2012                   1.08                  0                  0               0.50%               7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.25%              15.4%
12/31/2015                   1.83                  0                  0               0.25%               9.1%
12/31/2014                   1.68                  0                  0               0.25%              26.1%
12/31/2013                   1.33                  0                  0               0.25%              23.3%
12/31/2012                   1.08                  0                  0               0.25%               7.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.00%              15.7%
12/31/2015                   1.85                  0                  0               0.00%               9.4%
12/31/2014                   1.69                  0                  0               0.00%              26.4%
12/31/2013                   1.34                  0                  0               0.00%              23.6%
12/31/2012                   1.08                  0                  0               0.00%               7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND R4 CLASS - 19766H361

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      323,526    $      313,457             5,669
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (223)
                                                       ---------------
Net assets                                             $      323,303
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      323,303           184,479    $         1.75
Band 100                                                           --                --              1.77
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.80
Band 25                                                            --                --              1.82
Band 0                                                             --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $      323,303           184,479
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (3,605)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,605)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,492)
Realized gain distributions                                                                        25,718
Net change in unrealized appreciation (depreciation)                                               21,667
                                                                                           ---------------
Net gain (loss)                                                                                    40,893
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       37,288
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,605)   $            (3,009)
Net realized gain (loss)                                                    (6,492)                  (951)
Realized gain distributions                                                 25,718                 28,073
Net change in unrealized appreciation (depreciation)                        21,667                 (6,220)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           37,288                 17,893
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    88,543                164,074
Cost of units redeemed                                                     (88,022)              (101,115)
Account charges                                                                (66)                  (106)
                                                               --------------------   --------------------
Increase (decrease)                                                            455                 62,853
                                                               --------------------   --------------------
Net increase (decrease)                                                     37,743                 80,746
Net assets, beginning                                                      285,560                204,814
                                                               --------------------   --------------------
Net assets, ending                                             $           323,303    $           285,560
                                                               ====================   ====================

Units sold                                                                  57,191                112,985
Units redeemed                                                             (58,872)               (71,059)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,681)                41,926
Units outstanding, beginning                                               186,160                144,234
                                                               --------------------   --------------------
Units outstanding, ending                                                  184,479                186,160
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           619,404
Cost of units redeemed/account charges                                                           (363,402)
Net investment income (loss)                                                                       (7,142)
Net realized gain (loss)                                                                           (5,922)
Realized gain distributions                                                                        70,296
Net change in unrealized appreciation (depreciation)                                               10,069
                                                                                      --------------------
Net assets                                                                            $           323,303
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                184    $           323               1.25%              14.2%
12/31/2015                   1.53                186                286               1.25%               8.0%
12/31/2014                   1.42                144                205               1.25%              24.8%
12/31/2013                   1.14                  0                  0               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               1.00%              14.5%
12/31/2015                   1.54                  0                  0               1.00%               8.3%
12/31/2014                   1.43                  0                  0               1.00%              25.2%
12/31/2013                   1.14                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              14.8%
12/31/2015                   1.56                  0                  0               0.75%               8.6%
12/31/2014                   1.43                  0                  0               0.75%              25.5%
12/31/2013                   1.14                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.50%              15.1%
12/31/2015                   1.57                  0                  0               0.50%               8.8%
12/31/2014                   1.44                  0                  0               0.50%              25.8%
12/31/2013                   1.14                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.25%              15.4%
12/31/2015                   1.58                  0                  0               0.25%               9.1%
12/31/2014                   1.45                  0                  0               0.25%              26.1%
12/31/2013                   1.15                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.00%              15.7%
12/31/2015                   1.59                  0                  0               0.00%               9.4%
12/31/2014                   1.45                  0                  0               0.00%              26.4%
12/31/2013                   1.15                  0                  0               0.00%              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND A CLASS - 19766H429

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      428,022    $      407,581             7,302
                                                                         ===============   ===============
Receivables: investments sold                                     193
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      428,215
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      221,344           111,840    $         1.98
Band 100                                                      194,983            97,249              2.00
Band 75                                                            --                --              2.03
Band 50                                                            --                --              2.06
Band 25                                                            --                --              2.08
Band 0                                                         11,888             5,629              2.11
                                                       ---------------   ---------------
 Total                                                 $      428,215           214,718
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,225)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,225)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (39,294)
Realized gain distributions                                                                        32,373
Net change in unrealized appreciation (depreciation)                                               44,258
                                                                                           ---------------
Net gain (loss)                                                                                    37,337
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       33,112
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,225)   $            (4,243)
Net realized gain (loss)                                                   (39,294)                17,849
Realized gain distributions                                                 32,373                 40,756
Net change in unrealized appreciation (depreciation)                        44,258                (35,482)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           33,112                 18,880
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   243,287                431,411
Cost of units redeemed                                                    (370,110)              (216,760)
Account charges                                                               (517)                  (115)
                                                               --------------------   --------------------
Increase (decrease)                                                       (127,340)               214,536
                                                               --------------------   --------------------
Net increase (decrease)                                                    (94,228)               233,416
Net assets, beginning                                                      522,443                289,027
                                                               --------------------   --------------------
Net assets, ending                                             $           428,215    $           522,443
                                                               ====================   ====================

Units sold                                                                 137,591                258,215
Units redeemed                                                            (221,762)              (138,120)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (84,171)               120,095
Units outstanding, beginning                                               298,889                178,794
                                                               --------------------   --------------------
Units outstanding, ending                                                  214,718                298,889
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,156,497
Cost of units redeemed/account charges                                                         (2,977,630)
Net investment income (loss)                                                                      (25,354)
Net realized gain (loss)                                                                          104,513
Realized gain distributions                                                                       149,748
Net change in unrealized appreciation (depreciation)                                               20,441
                                                                                      --------------------
Net assets                                                                            $           428,215
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                112    $           221               1.25%              13.9%
12/31/2015                   1.74                136                237               1.25%               7.8%
12/31/2014                   1.61                127                204               1.25%              24.5%
12/31/2013                   1.29                112                146               1.25%              21.8%
12/31/2012                   1.06                422                448               1.25%               6.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                 97    $           195               1.00%              14.2%
12/31/2015                   1.76                158                278               1.00%               8.0%
12/31/2014                   1.62                 49                 79               1.00%              24.8%
12/31/2013                   1.30                  0                  0               1.00%              22.1%
12/31/2012                   1.07                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.75%              14.5%
12/31/2015                   1.77                  0                  0               0.75%               8.3%
12/31/2014                   1.64                  0                  0               0.75%              25.2%
12/31/2013                   1.31                  0                  0               0.75%              22.4%
12/31/2012                   1.07                  0                  0               0.75%               6.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.50%              14.8%
12/31/2015                   1.79                  0                  0               0.50%               8.6%
12/31/2014                   1.65                  0                  0               0.50%              25.5%
12/31/2013                   1.32                  0                  0               0.50%              22.7%
12/31/2012                   1.07                  0                  0               0.50%               6.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%              15.1%
12/31/2015                   1.81                  0                  0               0.25%               8.8%
12/31/2014                   1.66                  0                  0               0.25%              25.8%
12/31/2013                   1.32                  0                  0               0.25%              23.0%
12/31/2012                   1.08                  0                  0               0.25%               7.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  6    $            12               0.00%              15.4%
12/31/2015                   1.83                  4                  8               0.00%               9.1%
12/31/2014                   1.68                  3                  5               0.00%              26.1%
12/31/2013                   1.33                  8                 11               0.00%              23.3%
12/31/2012                   1.08                213                229               0.00%               7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA CONTRARIAN CORE FUND R4 CLASS - 19766M501

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      246,114    $      239,292            10,764
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (47)
                                                       ---------------
Net assets                                             $      246,067
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      246,067           216,169    $         1.14
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $      246,067           216,169
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,305
Mortality & expense charges                                                                        (1,207)
                                                                                           ---------------
Net investment income (loss)                                                                           98
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              227
Realized gain distributions                                                                         1,101
Net change in unrealized appreciation (depreciation)                                                6,822
                                                                                           ---------------
Net gain (loss)                                                                                     8,150
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,248
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                98    $                --
Net realized gain (loss)                                                       227                     --
Realized gain distributions                                                  1,101                     --
Net change in unrealized appreciation (depreciation)                         6,822                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,248                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   241,159                     --
Cost of units redeemed                                                      (3,193)                    --
Account charges                                                               (147)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        237,819                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    246,067                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           246,067    $                --
                                                               ====================   ====================

Units sold                                                                 219,152                     --
Units redeemed                                                              (2,983)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    216,169                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  216,169                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           241,159
Cost of units redeemed/account charges                                                             (3,340)
Net investment income (loss)                                                                           98
Net realized gain (loss)                                                                              227
Realized gain distributions                                                                         1,101
Net change in unrealized appreciation (depreciation)                                                6,822
                                                                                      --------------------
Net assets                                                                            $           246,067
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                216    $           246               1.25%               7.3%
12/31/2015                   1.06                  0                  0               1.25%               6.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               7.5%
12/31/2015                   1.06                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               7.8%
12/31/2015                   1.07                  0                  0               0.75%               6.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               8.1%
12/31/2015                   1.07                  0                  0               0.50%               6.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               8.3%
12/31/2015                   1.07                  0                  0               0.25%               7.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%               8.6%
12/31/2015                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      COLUMBIA SELECT GLOBAL GROWTH FUND R4 CLASS - 19766P306 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.95
Band 100                                                           --                --              0.95
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------
                                                                                                       --
Gain (loss) on investments:                                                                            --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.25%              -7.0%
12/31/2015                   1.02                  0                  0               1.25%               1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.00%              -6.8%
12/31/2015                   1.02                  0                  0               1.00%               2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -6.5%
12/31/2015                   1.02                  0                  0               0.75%               2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -6.3%
12/31/2015                   1.02                  0                  0               0.50%               2.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -6.1%
12/31/2015                   1.03                  0                  0               0.25%               2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -5.8%
12/31/2015                   1.03                  0                  0               0.00%               3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                COLUMBIA MID CAP VALUE FUND R4 CLASS - 19766B356

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      116,119    $      116,427             7,851
                                                                         ===============   ===============
Receivables: investments sold                                   1,568
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      117,687
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      117,687           106,508    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $      117,687           106,508
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          939
Mortality & expense charges                                                                        (1,095)
                                                                                           ---------------
Net investment income (loss)                                                                         (156)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,397)
Realized gain distributions                                                                         7,095
Net change in unrealized appreciation (depreciation)                                                6,805
                                                                                           ---------------
Net gain (loss)                                                                                    10,503
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       10,347
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (156)   $              (160)
Net realized gain (loss)                                                    (3,397)                   (12)
Realized gain distributions                                                  7,095                  8,229
Net change in unrealized appreciation (depreciation)                         6,805                 (7,113)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           10,347                    944
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    46,216                 91,188
Cost of units redeemed                                                     (30,793)                  (191)
Account charges                                                                (24)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         15,399                 90,997
                                                               --------------------   --------------------
Net increase (decrease)                                                     25,746                 91,941
Net assets, beginning                                                       91,941                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           117,687    $            91,941
                                                               ====================   ====================

Units sold                                                                  45,690                 94,103
Units redeemed                                                             (33,087)                  (198)
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,603                 93,905
Units outstanding, beginning                                                93,905                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  106,508                 93,905
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           137,404
Cost of units redeemed/account charges                                                            (31,008)
Net investment income (loss)                                                                         (316)
Net realized gain (loss)                                                                           (3,409)
Realized gain distributions                                                                        15,324
Net change in unrealized appreciation (depreciation)                                                 (308)
                                                                                      --------------------
Net assets                                                                            $           117,687
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                107    $           118               1.25%              12.9%
12/31/2015                   0.98                 94                 92               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              13.1%
12/31/2015                   0.98                  0                  0               1.00%              -1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              13.4%
12/31/2015                   0.98                  0                  0               0.75%              -1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              13.7%
12/31/2015                   0.99                  0                  0               0.50%              -1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              14.0%
12/31/2015                   0.99                  0                  0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              14.3%
12/31/2015                   0.99                  0                  0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     COLUMBIA SELECT LARGE-CAP VALUE FUND R4 CLASS - 19766C396 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.17
Band 100                                                           --                --              1.18
Band 75                                                            --                --              1.19
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.25%              19.2%
12/31/2015                   0.99                  0                  0               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.00%              19.5%
12/31/2015                   0.99                  0                  0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.75%              19.8%
12/31/2015                   0.99                  0                  0               0.75%              -1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%              20.1%
12/31/2015                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%              20.4%
12/31/2015                   1.00                  0                  0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.00%              20.7%
12/31/2015                   1.00                  0                  0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA CONTRARIAN CORE FUND A CLASS - 19765P109

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      441,689    $      433,760            19,759
                                                                         ===============   ===============
Receivables: investments sold                                     143
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      441,832
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      246,643           217,808    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.15
Band 0                                                        195,189           168,206              1.16
                                                       ---------------   ---------------
 Total                                                 $      441,832           386,014
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,922
Mortality & expense charges                                                                        (1,778)
                                                                                           ---------------
Net investment income (loss)                                                                        1,144
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,607)
Realized gain distributions                                                                         3,337
Net change in unrealized appreciation (depreciation)                                               16,601
                                                                                           ---------------
Net gain (loss)                                                                                     7,331
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,475
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,144    $             3,123
Net realized gain (loss)                                                   (12,607)                    (5)
Realized gain distributions                                                  3,337                  3,865
Net change in unrealized appreciation (depreciation)                        16,601                 (8,672)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,475                 (1,689)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   431,528                167,092
Cost of units redeemed                                                    (162,067)                (1,268)
Account charges                                                               (239)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        269,222                165,824
                                                               --------------------   --------------------
Net increase (decrease)                                                    277,697                164,135
Net assets, beginning                                                      164,135                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           441,832    $           164,135
                                                               ====================   ====================

Units sold                                                                 388,373                156,295
Units redeemed                                                            (157,455)                (1,199)
                                                               --------------------   --------------------
Net increase (decrease)                                                    230,918                155,096
Units outstanding, beginning                                               155,096                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  386,014                155,096
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           598,620
Cost of units redeemed/account charges                                                           (163,574)
Net investment income (loss)                                                                        4,267
Net realized gain (loss)                                                                          (12,612)
Realized gain distributions                                                                         7,202
Net change in unrealized appreciation (depreciation)                                                7,929
                                                                                      --------------------
Net assets                                                                            $           441,832
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                218    $           247               1.25%               7.0%
12/31/2015                   1.06                155                164               1.25%               5.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               7.3%
12/31/2015                   1.06                  0                  0               1.00%               6.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               7.5%
12/31/2015                   1.06                  0                  0               0.75%               6.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               7.8%
12/31/2015                   1.07                  0                  0               0.50%               6.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%               8.1%
12/31/2015                   1.07                  0                  0               0.25%               6.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                168    $           195               0.00%               8.3%
12/31/2015                   1.07                  0                  0               0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA SELECT GLOBAL GROWTH FUND A CLASS - 19765M288

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       40,154    $       45,979             3,812
                                                                         ===============   ===============
Receivables: investments sold                                   2,889
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       43,043
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       43,043            45,706    $         0.94
Band 100                                                           --                --              0.95
Band 75                                                            --                --              0.95
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $       43,043            45,706
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (491)
                                                                                           ---------------
Net investment income (loss)                                                                         (491)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (746)
Realized gain distributions                                                                         2,578
Net change in unrealized appreciation (depreciation)                                               (3,808)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,976)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,467)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (491)   $              (217)
Net realized gain (loss)                                                      (746)                    (6)
Realized gain distributions                                                  2,578                    632
Net change in unrealized appreciation (depreciation)                        (3,808)                (2,017)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,467)                (1,608)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    15,755                 39,121
Cost of units redeemed                                                      (7,743)                    (1)
Account charges                                                                (14)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                          7,998                 39,120
                                                               --------------------   --------------------
Net increase (decrease)                                                      5,531                 37,512
Net assets, beginning                                                       37,512                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            43,043    $            37,512
                                                               ====================   ====================

Units sold                                                                  16,408                 36,960
Units redeemed                                                              (7,645)                   (17)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,763                 36,943
Units outstanding, beginning                                                36,943                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   45,706                 36,943
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                           54,876
Cost of units redeemed/account charges                                                             (7,758)
Net investment income (loss)                                                                         (708)
Net realized gain (loss)                                                                             (752)
Realized gain distributions                                                                         3,210
Net change in unrealized appreciation (depreciation)                                               (5,825)
                                                                                      --------------------
Net assets                                                                            $            43,043
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                 46    $            43               1.25%              -7.3%
12/31/2015                   1.02                 37                 38               1.25%               1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.00%              -7.0%
12/31/2015                   1.02                  0                  0               1.00%               1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.75%              -6.8%
12/31/2015                   1.02                  0                  0               0.75%               2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -6.6%
12/31/2015                   1.02                  0                  0               0.50%               2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -6.3%
12/31/2015                   1.03                  0                  0               0.25%               2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -6.1%
12/31/2015                   1.03                  0                  0               0.00%               2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          COLUMBIA MID CAP VALUE FUND A CLASS - 19765J863 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.25%              12.5%
12/31/2015                   0.98                  0                  0               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              12.8%
12/31/2015                   0.98                  0                  0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              13.1%
12/31/2015                   0.98                  0                  0               0.75%              -1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              13.4%
12/31/2015                   0.98                  0                  0               0.50%              -1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              13.7%
12/31/2015                   0.99                  0                  0               0.25%              -1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              14.0%
12/31/2015                   0.99                  0                  0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            COLUMBIA SELECT LARGE-CAP VALUE FUND A CLASS - 19766H619

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        2,076    $        1,876                90
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        2,076
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        2,076             1,776    $         1.17
Band 100                                                           --                --              1.17
Band 75                                                            --                --              1.18
Band 50                                                            --                --              1.19
Band 25                                                            --                --              1.19
Band 0                                                             --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $        2,076             1,776
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           21
Mortality & expense charges                                                                           (16)
                                                                                           ---------------
Net investment income (loss)                                                                            5
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                           138
Net change in unrealized appreciation (depreciation)                                                  198
                                                                                           ---------------
Net gain (loss)                                                                                       337
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          342
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 5    $                --
Net realized gain (loss)                                                         1                     --
Realized gain distributions                                                    138                     --
Net change in unrealized appreciation (depreciation)                           198                      2
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              342                      2
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,518                    214
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          1,518                    214
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,860                    216
Net assets, beginning                                                          216                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             2,076    $               216
                                                               ====================   ====================

Units sold                                                                   1,556                    220
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,556                    220
Units outstanding, beginning                                                   220                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    1,776                    220
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,732
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                            5
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                           138
Net change in unrealized appreciation (depreciation)                                                  200
                                                                                      --------------------
Net assets                                                                            $             2,076
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  2    $             2               1.25%              18.9%
12/31/2015                   0.98                  0                  0               1.25%              -1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.00%              19.2%
12/31/2015                   0.99                  0                  0               1.00%              -1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.75%              19.5%
12/31/2015                   0.99                  0                  0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.50%              19.8%
12/31/2015                   0.99                  0                  0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%              20.1%
12/31/2015                   0.99                  0                  0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.00%              20.4%
12/31/2015                   0.99                  0                  0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           COLUMBIA SELECT SMALLER-CAP VALUE FUND A CLASS - 19766H510

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      811,070    $      779,016            44,148
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,124)
                                                       ---------------
Net assets                                             $      803,946
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      517,282           466,272    $         1.11
Band 100                                                      153,325           137,532              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                        133,339           117,286              1.14
                                                       ---------------   ---------------
 Total                                                 $      803,946           721,090
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (5,431)
                                                                                           ---------------
Net investment income (loss)                                                                       (5,431)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,034)
Realized gain distributions                                                                        47,154
Net change in unrealized appreciation (depreciation)                                               57,535
                                                                                           ---------------
Net gain (loss)                                                                                    99,655
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       94,224
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (5,431)   $              (623)
Net realized gain (loss)                                                    (5,034)                  (161)
Realized gain distributions                                                 47,154                 20,486
Net change in unrealized appreciation (depreciation)                        57,535                (25,481)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           94,224                 (5,779)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   582,398                192,067
Cost of units redeemed                                                     (57,408)                (1,200)
Account charges                                                               (347)                    (9)
                                                               --------------------   --------------------
Increase (decrease)                                                        524,643                190,858
                                                               --------------------   --------------------
Net increase (decrease)                                                    618,867                185,079
Net assets, beginning                                                      185,079                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           803,946    $           185,079
                                                               ====================   ====================

Units sold                                                                 591,007                186,967
Units redeemed                                                             (55,681)                (1,203)
                                                               --------------------   --------------------
Net increase (decrease)                                                    535,326                185,764
Units outstanding, beginning                                               185,764                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  721,090                185,764
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           774,465
Cost of units redeemed/account charges                                                            (58,964)
Net investment income (loss)                                                                       (6,054)
Net realized gain (loss)                                                                           (5,195)
Realized gain distributions                                                                        67,640
Net change in unrealized appreciation (depreciation)                                               32,054
                                                                                      --------------------
Net assets                                                                            $           803,946
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                466    $           517               1.25%              11.4%
12/31/2015                   1.00                186                185               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                138    $           153               1.00%              11.6%
12/31/2015                   1.00                  0                  0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              11.9%
12/31/2015                   1.00                  0                  0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              12.2%
12/31/2015                   1.00                  0                  0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              12.5%
12/31/2015                   1.01                  0                  0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                117    $           133               0.00%              12.7%
12/31/2015                   1.01                  0                  0               0.00%               0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           COLUMBIA U.S. GOVERNMENT MORTGAGE FUND A CLASS - 19766J102

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      316,634    $      324,190            60,376
                                                                         ===============   ===============
Receivables: investments sold                                   9,396
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      326,030
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      326,030           325,530    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      326,030           325,530
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,031
Mortality & expense charges                                                                          (638)
                                                                                           ---------------
Net investment income (loss)                                                                          393
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (210)
Realized gain distributions                                                                         1,528
Net change in unrealized appreciation (depreciation)                                               (7,556)
                                                                                           ---------------
Net gain (loss)                                                                                    (6,238)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (5,845)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               393    $                --
Net realized gain (loss)                                                      (210)                    --
Realized gain distributions                                                  1,528                     --
Net change in unrealized appreciation (depreciation)                        (7,556)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (5,845)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   347,019                     --
Cost of units redeemed                                                     (15,142)                    --
Account charges                                                                 (2)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        331,875                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    326,030                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           326,030    $                --
                                                               ====================   ====================

Units sold                                                                 340,633                     --
Units redeemed                                                             (15,103)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    325,530                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  325,530                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           347,019
Cost of units redeemed/account charges                                                            (15,144)
Net investment income (loss)                                                                          393
Net realized gain (loss)                                                                             (210)
Realized gain distributions                                                                         1,528
Net change in unrealized appreciation (depreciation)                                               (7,556)
                                                                                      --------------------
Net assets                                                                            $           326,030
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                326    $           326               1.25%               0.9%
12/31/2015                   0.99                  0                  0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.2%
12/31/2015                   0.99                  0                  0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.4%
12/31/2015                   1.00                  0                  0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.7%
12/31/2015                   1.00                  0                  0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.9%
12/31/2015                   1.00                  0                  0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               2.2%
12/31/2015                   1.00                  0                  0               0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          COLUMBIA SELECT SMALLER-CAP VALUE FUND R4 CLASS - 19766C388

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      112,372    $      117,415             5,416
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (27)
                                                       ---------------
Net assets                                             $      112,345
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      112,345           100,782    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $      112,345           100,782
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (88)
                                                                                           ---------------
Net investment income (loss)                                                                          (88)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (3)
Realized gain distributions                                                                         5,793
Net change in unrealized appreciation (depreciation)                                               (5,043)
                                                                                           ---------------
Net gain (loss)                                                                                       747
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          659
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (88)   $                --
Net realized gain (loss)                                                        (3)                    --
Realized gain distributions                                                  5,793                     --
Net change in unrealized appreciation (depreciation)                        (5,043)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              659                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   111,826                     --
Cost of units redeemed                                                          --                     --
Account charges                                                               (140)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        111,686                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    112,345                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           112,345    $                --
                                                               ====================   ====================

Units sold                                                                 100,908                     --
Units redeemed                                                                (126)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    100,782                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  100,782                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           111,826
Cost of units redeemed/account charges                                                               (140)
Net investment income (loss)                                                                          (88)
Net realized gain (loss)                                                                               (3)
Realized gain distributions                                                                         5,793
Net change in unrealized appreciation (depreciation)                                               (5,043)
                                                                                      --------------------
Net assets                                                                            $           112,345
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                101    $           112               1.25%              11.7%
12/31/2015                   1.00                  0                  0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              11.9%
12/31/2015                   1.00                  0                  0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              12.2%
12/31/2015                   1.00                  0                  0               0.75%               0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              12.5%
12/31/2015                   1.01                  0                  0               0.50%               0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              12.8%
12/31/2015                   1.01                  0                  0               0.25%               0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.00%              13.1%
12/31/2015                   1.01                  0                  0               0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          COLUMBIA U.S. GOVERNMENT MORTGAGE FUND R4 CLASS - 19766C347

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       63,705    $       64,706            11,789
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (159)
                                                       ---------------
Net assets                                             $       63,546
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       63,546            63,141    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $       63,546            63,141
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          968
Mortality & expense charges                                                                          (538)
                                                                                           ---------------
Net investment income (loss)                                                                          430
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                           302
Net change in unrealized appreciation (depreciation)                                               (1,001)
                                                                                           ---------------
Net gain (loss)                                                                                      (696)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (266)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               430    $                --
Net realized gain (loss)                                                         3                     --
Realized gain distributions                                                    302                     --
Net change in unrealized appreciation (depreciation)                        (1,001)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (266)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    76,929                     --
Cost of units redeemed                                                     (13,099)                    --
Account charges                                                                (18)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         63,812                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     63,546                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            63,546    $                --
                                                               ====================   ====================

Units sold                                                                  76,101                     --
Units redeemed                                                             (12,960)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     63,141                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   63,141                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            76,929
Cost of units redeemed/account charges                                                            (13,117)
Net investment income (loss)                                                                          430
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                           302
Net change in unrealized appreciation (depreciation)                                               (1,001)
                                                                                      --------------------
Net assets                                                                            $            63,546
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                 63    $            64               1.25%               1.0%
12/31/2015                   1.00                  0                  0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.2%
12/31/2015                   1.00                  0                  0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.5%
12/31/2015                   1.00                  0                  0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.7%
12/31/2015                   1.00                  0                  0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               2.0%
12/31/2015                   1.01                  0                  0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               2.2%
12/31/2015                   1.01                  0                  0               0.00%               0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     COLUMBIA SELECT SMALLER-CAP VALUE FUND Z CLASS - 19766H437 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.14
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%              13.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%              14.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       COLUMBIA ACORN INTERNATIONAL FUND Y CLASS - 197199458 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      COLUMBIA EMERGING MARKETS BOND FUND Y CLASS - 19766C545 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          181    $          211                 8
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          181
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          181                78    $         2.33
Band 100                                                           --                --              2.38
Band 75                                                            --                --              2.43
Band 50                                                            --                --              2.47
Band 25                                                            --                --              2.52
Band 0                                                             --                --              2.57
                                                       ---------------   ---------------
 Total                                                 $          181                78
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (1)
                                                                                           ---------------
Net investment income (loss)                                                                           (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                             7
Net change in unrealized appreciation (depreciation)                                                   19
                                                                                           ---------------
Net gain (loss)                                                                                        25
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           24
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (1)   $            (5,057)
Net realized gain (loss)                                                        (1)               (50,463)
Realized gain distributions                                                      7                     44
Net change in unrealized appreciation (depreciation)                            19                 48,974
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               24                 (6,502)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         1                 88,001
Cost of units redeemed                                                          --               (879,215)
Account charges                                                                 --                   (121)
                                                               --------------------   --------------------
Increase (decrease)                                                              1               (791,335)
                                                               --------------------   --------------------
Net increase (decrease)                                                         25               (797,837)
Net assets, beginning                                                          156                797,993
                                                               --------------------   --------------------
Net assets, ending                                             $               181    $               156
                                                               ====================   ====================

Units sold                                                                       1                 41,080
Units redeemed                                                                  --               (417,764)
                                                               --------------------   --------------------
Net increase (decrease)                                                          1               (376,684)
Units outstanding, beginning                                                    77                376,761
                                                               --------------------   --------------------
Units outstanding, ending                                                       78                     77
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,080,336
Cost of units redeemed/account charges                                                         (1,387,181)
Net investment income (loss)                                                                      (21,096)
Net realized gain (loss)                                                                           35,056
Realized gain distributions                                                                       293,096
Net change in unrealized appreciation (depreciation)                                                  (30)
                                                                                      --------------------
Net assets                                                                            $               181
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                  0    $             0               1.25%              14.6%
12/31/2015                   2.04                  0                  0               1.25%              -3.8%
12/31/2014                   2.12                377                798               1.25%               4.4%
12/31/2013                   2.03                380                770               1.25%              31.4%
12/31/2012                   1.54                339                523               1.25%              16.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                  0    $             0               1.00%              14.9%
12/31/2015                   2.07                  0                  0               1.00%              -3.6%
12/31/2014                   2.15                  0                  0               1.00%               4.7%
12/31/2013                   2.05                  0                  0               1.00%              31.8%
12/31/2012                   1.56                  0                  0               1.00%              16.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                  0    $             0               0.75%              15.1%
12/31/2015                   2.11                  0                  0               0.75%              -3.3%
12/31/2014                   2.18                  0                  0               0.75%               5.0%
12/31/2013                   2.08                  0                  0               0.75%              32.1%
12/31/2012                   1.57                  0                  0               0.75%              16.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.50%              15.4%
12/31/2015                   2.14                  0                  0               0.50%              -3.1%
12/31/2014                   2.21                  0                  0               0.50%               5.2%
12/31/2013                   2.10                  0                  0               0.50%              32.4%
12/31/2012                   1.59                  0                  0               0.50%              17.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               0.25%              15.7%
12/31/2015                   2.18                  0                  0               0.25%              -2.8%
12/31/2014                   2.24                  0                  0               0.25%               5.5%
12/31/2013                   2.13                  0                  0               0.25%              32.8%
12/31/2012                   1.60                  0                  0               0.25%              17.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.57                  0    $             0               0.00%              16.0%
12/31/2015                   2.21                  0                  0               0.00%              -2.6%
12/31/2014                   2.27                  0                  0               0.00%               5.7%
12/31/2013                   2.15                  0                  0               0.00%              33.1%
12/31/2012                   1.62                  0                  0               0.00%              17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.6%
                 2013                                   0.5%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         2.62
Band 100                                                           --                --              2.67
Band 75                                                            --                --              2.72
Band 50                                                            --                --              2.77
Band 25                                                            --                --              2.83
Band 0                                                             --                --              2.88
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                  0    $             0               1.25%              23.0%
12/31/2015                   2.13                  0                  0               1.25%              -3.7%
12/31/2014                   2.21                  0                  0               1.25%               2.9%
12/31/2013                   2.15                  0                  0               1.25%              36.1%
12/31/2012                   1.58                  0                  0               1.25%              14.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               1.00%              23.3%
12/31/2015                   2.17                  0                  0               1.00%              -3.4%
12/31/2014                   2.24                  0                  0               1.00%               3.1%
12/31/2013                   2.17                  0                  0               1.00%              36.4%
12/31/2012                   1.59                  0                  0               1.00%              14.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                  0    $             0               0.75%              23.6%
12/31/2015                   2.20                  0                  0               0.75%              -3.2%
12/31/2014                   2.28                  0                  0               0.75%               3.4%
12/31/2013                   2.20                  0                  0               0.75%              36.8%
12/31/2012                   1.61                  0                  0               0.75%              15.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.77                  0    $             0               0.50%              23.9%
12/31/2015                   2.24                  0                  0               0.50%              -3.0%
12/31/2014                   2.31                  0                  0               0.50%               3.7%
12/31/2013                   2.23                  0                  0               0.50%              37.1%
12/31/2012                   1.62                  0                  0               0.50%              15.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.83                  0    $             0               0.25%              24.2%
12/31/2015                   2.28                  0                  0               0.25%              -2.7%
12/31/2014                   2.34                  0                  0               0.25%               3.9%
12/31/2013                   2.25                  0                  0               0.25%              37.5%
12/31/2012                   1.64                  0                  0               0.25%              15.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.88                  0    $             0               0.00%              24.5%
12/31/2015                   2.31                  0                  0               0.00%              -2.5%
12/31/2014                   2.37                  0                  0               0.00%               4.2%
12/31/2013                   2.28                  0                  0               0.00%              37.8%
12/31/2012                   1.65                  0                  0               0.00%              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                DEUTSCHE MID CAP VALUE FUND S CLASS - 25159G886

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       56,029    $       55,704             3,253
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (263)
                                                       ---------------
Net assets                                             $       55,766
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       55,766            20,477    $         2.72
Band 100                                                           --                --              2.78
Band 75                                                            --                --              2.83
Band 50                                                            --                --              2.88
Band 25                                                            --                --              2.94
Band 0                                                             --                --              3.00
                                                       ---------------   ---------------
 Total                                                 $       55,766            20,477
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          623
Mortality & expense charges                                                                          (521)
                                                                                           ---------------
Net investment income (loss)                                                                          102
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,913
Realized gain distributions                                                                         2,368
Net change in unrealized appreciation (depreciation)                                                1,929
                                                                                           ---------------
Net gain (loss)                                                                                     8,210
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,312
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               102    $              (301)
Net realized gain (loss)                                                     3,913                    274
Realized gain distributions                                                  2,368                  2,324
Net change in unrealized appreciation (depreciation)                         1,929                 (2,220)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,312                     77
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   129,506                  7,132
Cost of units redeemed                                                    (116,940)                  (895)
Account charges                                                                (23)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         12,543                  6,237
                                                               --------------------   --------------------
Net increase (decrease)                                                     20,855                  6,314
Net assets, beginning                                                       34,911                 28,597
                                                               --------------------   --------------------
Net assets, ending                                             $            55,766    $            34,911
                                                               ====================   ====================

Units sold                                                                  51,036                  2,796
Units redeemed                                                             (44,693)                  (332)
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,343                  2,464
Units outstanding, beginning                                                14,134                 11,670
                                                               --------------------   --------------------
Units outstanding, ending                                                   20,477                 14,134
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           164,332
Cost of units redeemed/account charges                                                           (118,614)
Net investment income (loss)                                                                         (272)
Net realized gain (loss)                                                                            4,289
Realized gain distributions                                                                         5,706
Net change in unrealized appreciation (depreciation)                                                  325
                                                                                      --------------------
Net assets                                                                            $            55,766
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                 20    $            56               1.25%              10.3%
12/31/2015                   2.47                 14                 35               1.25%               0.8%
12/31/2014                   2.45                 12                 29               1.25%               7.8%
12/31/2013                   2.27                  2                  4               1.25%              37.3%
12/31/2012                   1.66                  0                  0               1.25%              15.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               1.00%              10.5%
12/31/2015                   2.51                  0                  0               1.00%               1.1%
12/31/2014                   2.49                  0                  0               1.00%               8.0%
12/31/2013                   2.30                  0                  0               1.00%              37.6%
12/31/2012                   1.67                  0                  0               1.00%              16.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.83                  0    $             0               0.75%              10.8%
12/31/2015                   2.55                  0                  0               0.75%               1.3%
12/31/2014                   2.52                  0                  0               0.75%               8.3%
12/31/2013                   2.33                  0                  0               0.75%              37.9%
12/31/2012                   1.69                  0                  0               0.75%              16.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.88                  0    $             0               0.50%              11.1%
12/31/2015                   2.60                  0                  0               0.50%               1.6%
12/31/2014                   2.56                  0                  0               0.50%               8.6%
12/31/2013                   2.35                  0                  0               0.50%              38.3%
12/31/2012                   1.70                  0                  0               0.50%              16.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.94                  0    $             0               0.25%              11.4%
12/31/2015                   2.64                  0                  0               0.25%               1.8%
12/31/2014                   2.59                  0                  0               0.25%               8.9%
12/31/2013                   2.38                  0                  0               0.25%              38.6%
12/31/2012                   1.72                  0                  0               0.25%              17.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.00                  0    $             0               0.00%              11.6%
12/31/2015                   2.68                  0                  0               0.00%               2.1%
12/31/2014                   2.63                  0                  0               0.00%               9.1%
12/31/2013                   2.41                  0                  0               0.00%              39.0%
12/31/2012                   1.73                  0                  0               0.00%              17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.3%
                 2014                                   0.5%
                 2013                                   1.2%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 DEUTSCHE REAL ASSETS FUND S CLASS - 25159K804

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       58,294    $       61,720             6,951
                                                                         ===============   ===============
Receivables: investments sold                                     100
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       58,394
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       58,394            44,421    $         1.31
Band 100                                                           --                --              1.34
Band 75                                                            --                --              1.37
Band 50                                                            --                --              1.39
Band 25                                                            --                --              1.42
Band 0                                                             --                --              1.45
                                                       ---------------   ---------------
 Total                                                 $       58,394            44,421
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,155
Mortality & expense charges                                                                          (820)
                                                                                           ---------------
Net investment income (loss)                                                                          335
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (845)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,081
                                                                                           ---------------
Net gain (loss)                                                                                     1,236
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,571
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               335    $               722
Net realized gain (loss)                                                      (845)                  (119)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,081                 (4,422)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,571                 (3,819)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    24,344                 40,450
Cost of units redeemed                                                     (26,461)                  (559)
Account charges                                                               (155)                   (51)
                                                               --------------------   --------------------
Increase (decrease)                                                         (2,272)                39,840
                                                               --------------------   --------------------
Net increase (decrease)                                                       (701)                36,021
Net assets, beginning                                                       59,095                 23,074
                                                               --------------------   --------------------
Net assets, ending                                             $            58,394    $            59,095
                                                               ====================   ====================

Units sold                                                                  18,355                 30,634
Units redeemed                                                             (20,197)                  (487)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,842)                30,147
Units outstanding, beginning                                                46,263                 16,116
                                                               --------------------   --------------------
Units outstanding, ending                                                   44,421                 46,263
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           107,424
Cost of units redeemed/account charges                                                            (46,136)
Net investment income (loss)                                                                        1,498
Net realized gain (loss)                                                                             (966)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (3,426)
                                                                                      --------------------
Net assets                                                                            $            58,394
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                 44    $            58               1.25%               2.9%
12/31/2015                   1.28                 46                 59               1.25%             -10.8%
12/31/2014                   1.43                 16                 23               1.25%               2.0%
12/31/2013                   1.40                  0                  0               1.25%              -0.3%
12/31/2012                   1.41                  0                  0               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               1.00%               3.2%
12/31/2015                   1.30                  0                  0               1.00%             -10.6%
12/31/2014                   1.45                  0                  0               1.00%               2.3%
12/31/2013                   1.42                  0                  0               1.00%              -0.1%
12/31/2012                   1.42                  0                  0               1.00%               8.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.75%               3.4%
12/31/2015                   1.32                  0                  0               0.75%             -10.3%
12/31/2014                   1.47                  0                  0               0.75%               2.5%
12/31/2013                   1.44                  0                  0               0.75%               0.2%
12/31/2012                   1.43                  0                  0               0.75%               8.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.50%               3.7%
12/31/2015                   1.34                  0                  0               0.50%             -10.1%
12/31/2014                   1.49                  0                  0               0.50%               2.8%
12/31/2013                   1.45                  0                  0               0.50%               0.4%
12/31/2012                   1.45                  0                  0               0.50%               9.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.25%               3.9%
12/31/2015                   1.37                  0                  0               0.25%              -9.9%
12/31/2014                   1.52                  0                  0               0.25%               3.1%
12/31/2013                   1.47                  0                  0               0.25%               0.7%
12/31/2012                   1.46                  0                  0               0.25%               9.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.00%               4.2%
12/31/2015                   1.39                  0                  0               0.00%              -9.7%
12/31/2014                   1.54                  0                  0               0.00%               3.3%
12/31/2013                   1.49                  0                  0               0.00%               0.9%
12/31/2012                   1.47                  0                  0               0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   2.7%
                 2014                                   4.9%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 DEUTSCHE REAL ASSETS FUND A CLASS - 25159K879

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      237,315    $      256,185            28,848
                                                                         ===============   ===============
Receivables: investments sold                                   7,034
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      244,349
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      175,972           135,784    $         1.30
Band 100                                                           --                --              1.32
Band 75                                                            --                --              1.35
Band 50                                                            --                --              1.37
Band 25                                                            --                --              1.40
Band 0                                                         68,377            47,942              1.43
                                                       ---------------   ---------------
 Total                                                 $      244,349           183,726
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,227
Mortality & expense charges                                                                        (1,812)
                                                                                           ---------------
Net investment income (loss)                                                                        1,415
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,107)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                9,075
                                                                                           ---------------
Net gain (loss)                                                                                     2,968
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,415    $             2,310
Net realized gain (loss)                                                    (6,107)                (7,591)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         9,075                (24,790)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,383                (30,071)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    83,740                 78,430
Cost of units redeemed                                                     (50,238)              (110,279)
Account charges                                                                (40)                  (207)
                                                               --------------------   --------------------
Increase (decrease)                                                         33,462                (32,056)
                                                               --------------------   --------------------
Net increase (decrease)                                                     37,845                (62,127)
Net assets, beginning                                                      206,504                268,631
                                                               --------------------   --------------------
Net assets, ending                                             $           244,349    $           206,504
                                                               ====================   ====================

Units sold                                                                  63,222                 57,089
Units redeemed                                                             (39,222)               (83,593)
                                                               --------------------   --------------------
Net increase (decrease)                                                     24,000                (26,504)
Units outstanding, beginning                                               159,726                186,230
                                                               --------------------   --------------------
Units outstanding, ending                                                  183,726                159,726
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           497,230
Cost of units redeemed/account charges                                                           (236,546)
Net investment income (loss)                                                                       13,532
Net realized gain (loss)                                                                          (10,997)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (18,870)
                                                                                      --------------------
Net assets                                                                            $           244,349
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                136    $           176               1.25%               2.7%
12/31/2015                   1.26                114                144               1.25%             -10.8%
12/31/2014                   1.41                137                194               1.25%               1.7%
12/31/2013                   1.39                 93                129               1.25%              -0.4%
12/31/2012                   1.40                 45                 63               1.25%               8.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               1.00%               3.0%
12/31/2015                   1.28                  0                  0               1.00%             -10.6%
12/31/2014                   1.44                  0                  0               1.00%               2.0%
12/31/2013                   1.41                  0                  0               1.00%              -0.2%
12/31/2012                   1.41                  0                  0               1.00%               8.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.75%               3.2%
12/31/2015                   1.30                  0                  0               0.75%             -10.4%
12/31/2014                   1.46                  0                  0               0.75%               2.3%
12/31/2013                   1.42                  0                  0               0.75%               0.1%
12/31/2012                   1.42                  0                  0               0.75%               8.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.50%               3.5%
12/31/2015                   1.33                  0                  0               0.50%             -10.2%
12/31/2014                   1.48                  0                  0               0.50%               2.5%
12/31/2013                   1.44                  0                  0               0.50%               0.3%
12/31/2012                   1.44                  0                  0               0.50%               8.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.25%               3.7%
12/31/2015                   1.35                  0                  0               0.25%              -9.9%
12/31/2014                   1.50                  0                  0               0.25%               2.8%
12/31/2013                   1.46                  0                  0               0.25%               0.6%
12/31/2012                   1.45                  0                  0               0.25%               9.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                 48    $            68               0.00%               4.0%
12/31/2015                   1.37                 45                 62               0.00%              -9.7%
12/31/2014                   1.52                 49                 75               0.00%               3.0%
12/31/2013                   1.47                 46                 68               0.00%               0.8%
12/31/2012                   1.46                 41                 60               0.00%               9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   2.0%
                 2014                                   3.2%
                 2013                                   1.6%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                DEUTSCHE MID CAP VALUE FUND A CLASS - 25159G852

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      158,824    $      151,020             9,244
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (91)
                                                       ---------------
Net assets                                             $      158,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       63,364            23,736    $         2.67
Band 100                                                       95,369            35,048              2.72
Band 75                                                            --                --              2.77
Band 50                                                            --                --              2.83
Band 25                                                            --                --              2.88
Band 0                                                             --                --              2.94
                                                       ---------------   ---------------
 Total                                                 $      158,733            58,784
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,427
Mortality & expense charges                                                                        (1,598)
                                                                                           ---------------
Net investment income (loss)                                                                         (171)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,940)
Realized gain distributions                                                                         7,882
Net change in unrealized appreciation (depreciation)                                               16,533
                                                                                           ---------------
Net gain (loss)                                                                                    17,475
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       17,304
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (171)   $            (1,488)
Net realized gain (loss)                                                    (6,940)                16,426
Realized gain distributions                                                  7,882                  7,873
Net change in unrealized appreciation (depreciation)                        16,533                (15,541)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           17,304                  7,270
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    81,908                 70,572
Cost of units redeemed                                                     (81,941)              (120,147)
Account charges                                                                (10)                    (8)
                                                               --------------------   --------------------
Increase (decrease)                                                            (43)               (49,583)
                                                               --------------------   --------------------
Net increase (decrease)                                                     17,261                (42,313)
Net assets, beginning                                                      141,472                183,785
                                                               --------------------   --------------------
Net assets, ending                                             $           158,733    $           141,472
                                                               ====================   ====================

Units sold                                                                  35,054                 29,808
Units redeemed                                                             (33,849)               (47,849)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,205                (18,041)
Units outstanding, beginning                                                57,579                 75,620
                                                               --------------------   --------------------
Units outstanding, ending                                                   58,784                 57,579
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           486,782
Cost of units redeemed/account charges                                                           (373,562)
Net investment income (loss)                                                                       (3,170)
Net realized gain (loss)                                                                           18,545
Realized gain distributions                                                                        22,334
Net change in unrealized appreciation (depreciation)                                                7,804
                                                                                      --------------------
Net assets                                                                            $           158,733
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                 24    $            63               1.25%              10.0%
12/31/2015                   2.43                 15                 37               1.25%               0.5%
12/31/2014                   2.41                 40                 96               1.25%               7.6%
12/31/2013                   2.24                 23                 52               1.25%              36.8%
12/31/2012                   1.64                 22                 36               1.25%              15.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                 35    $            95               1.00%              10.3%
12/31/2015                   2.47                 42                104               1.00%               0.8%
12/31/2014                   2.45                 36                 88               1.00%               7.8%
12/31/2013                   2.27                  2                  4               1.00%              37.2%
12/31/2012                   1.66                  0                  0               1.00%              15.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.77                  0    $             0               0.75%              10.5%
12/31/2015                   2.51                  0                  0               0.75%               1.0%
12/31/2014                   2.48                  0                  0               0.75%               8.1%
12/31/2013                   2.30                  0                  0               0.75%              37.5%
12/31/2012                   1.67                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.83                  0    $             0               0.50%              10.8%
12/31/2015                   2.55                  0                  0               0.50%               1.3%
12/31/2014                   2.52                  0                  0               0.50%               8.4%
12/31/2013                   2.32                  0                  0               0.50%              37.9%
12/31/2012                   1.69                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.88                  0    $             0               0.25%              11.1%
12/31/2015                   2.59                  0                  0               0.25%               1.5%
12/31/2014                   2.55                  0                  0               0.25%               8.6%
12/31/2013                   2.35                  0                  0               0.25%              38.2%
12/31/2012                   1.70                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.94                  0    $             0               0.00%              11.4%
12/31/2015                   2.64                  0                  0               0.00%               1.8%
12/31/2014                   2.59                  0                  0               0.00%               8.9%
12/31/2013                   2.38                  0                  0               0.00%              38.6%
12/31/2012                   1.72                  0                  0               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.0%
                 2014                                   0.1%
                 2013                                   0.5%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            DEUTSCHE REAL ESTATE SECURITIES FUND A CLASS - 25159L505

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      700,621    $      747,573            35,002
                                                                         ===============   ===============
Receivables: investments sold                                   3,286
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      703,907
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      558,892           356,220    $         1.57
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                        145,015            86,268              1.68
                                                       ---------------   ---------------
 Total                                                 $      703,907           442,488
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,521
Mortality & expense charges                                                                       (10,868)
                                                                                           ---------------
Net investment income (loss)                                                                       10,653
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (31,551)
Realized gain distributions                                                                        61,540
Net change in unrealized appreciation (depreciation)                                               18,116
                                                                                           ---------------
Net gain (loss)                                                                                    48,105
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       58,758
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,653    $             7,827
Net realized gain (loss)                                                   (31,551)                 9,449
Realized gain distributions                                                 61,540                133,972
Net change in unrealized appreciation (depreciation)                        18,116               (157,693)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           58,758                 (6,445)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   238,596                440,253
Cost of units redeemed                                                    (766,693)              (509,480)
Account charges                                                               (499)                  (576)
                                                               --------------------   --------------------
Increase (decrease)                                                       (528,596)               (69,803)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (469,838)               (76,248)
Net assets, beginning                                                    1,173,745              1,249,993
                                                               --------------------   --------------------
Net assets, ending                                             $           703,907    $         1,173,745
                                                               ====================   ====================

Units sold                                                                 157,233                302,941
Units redeemed                                                            (499,136)              (364,509)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (341,903)               (61,568)
Units outstanding, beginning                                               784,391                845,959
                                                               --------------------   --------------------
Units outstanding, ending                                                  442,488                784,391
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,803,860
Cost of units redeemed/account charges                                                         (2,459,630)
Net investment income (loss)                                                                       46,341
Net realized gain (loss)                                                                           22,204
Realized gain distributions                                                                       338,084
Net change in unrealized appreciation (depreciation)                                              (46,952)
                                                                                      --------------------
Net assets                                                                            $           703,907
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                356    $           559               1.25%               5.4%
12/31/2015                   1.49                709              1,056               1.25%               1.3%
12/31/2014                   1.47                735              1,080               1.25%              29.7%
12/31/2013                   1.13                547                620               1.25%              -1.7%
12/31/2012                   1.15                458                527               1.25%              15.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               5.7%
12/31/2015                   1.50                  0                  0               1.00%               1.6%
12/31/2014                   1.48                  0                  0               1.00%              30.0%
12/31/2013                   1.14                  0                  0               1.00%              -1.4%
12/31/2012                   1.16                  0                  0               1.00%              15.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               6.0%
12/31/2015                   1.52                  0                  0               0.75%               1.8%
12/31/2014                   1.50                  0                  0               0.75%              30.4%
12/31/2013                   1.15                  0                  0               0.75%              -1.2%
12/31/2012                   1.16                  0                  0               0.75%              16.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               6.2%
12/31/2015                   1.54                  0                  0               0.50%               2.1%
12/31/2014                   1.51                  0                  0               0.50%              30.7%
12/31/2013                   1.15                  0                  0               0.50%              -0.9%
12/31/2012                   1.17                  0                  0               0.50%              16.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%               6.5%
12/31/2015                   1.56                  0                  0               0.25%               2.3%
12/31/2014                   1.52                  0                  0               0.25%              31.0%
12/31/2013                   1.16                  0                  0               0.25%              -0.7%
12/31/2012                   1.17                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                 86    $           145               0.00%               6.8%
12/31/2015                   1.57                 75                118               0.00%               2.6%
12/31/2014                   1.54                111                170               0.00%              31.3%
12/31/2013                   1.17                 96                112               0.00%              -0.4%
12/31/2012                   1.17                238                280               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   1.8%
                 2014                                   1.8%
                 2013                                   2.6%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            DEUTSCHE REAL ESTATE SECURITIES FUND S CLASS - 25159L885

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,656,350    $    5,206,597           233,129
                                                                         ===============   ===============
Receivables: investments sold                                  59,868
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,716,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,716,218         2,966,522    $         1.59
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.63
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.68
Band 0                                                             --                --              1.70
                                                       ---------------   ---------------
 Total                                                 $    4,716,218         2,966,522
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      138,447
Mortality & expense charges                                                                       (60,422)
                                                                                           ---------------
Net investment income (loss)                                                                       78,025
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (82,910)
Realized gain distributions                                                                       411,284
Net change in unrealized appreciation (depreciation)                                             (175,967)
                                                                                           ---------------
Net gain (loss)                                                                                   152,407
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      230,432
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            78,025    $            33,179
Net realized gain (loss)                                                   (82,910)               271,186
Realized gain distributions                                                411,284                467,609
Net change in unrealized appreciation (depreciation)                      (175,967)              (757,325)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          230,432                 14,649
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,530,283              2,554,672
Cost of units redeemed                                                  (1,318,657)            (2,806,088)
Account charges                                                             (5,870)                (5,186)
                                                               --------------------   --------------------
Increase (decrease)                                                        205,756               (256,602)
                                                               --------------------   --------------------
Net increase (decrease)                                                    436,188               (241,953)
Net assets, beginning                                                    4,280,030              4,521,983
                                                               --------------------   --------------------
Net assets, ending                                             $         4,716,218    $         4,280,030
                                                               ====================   ====================

Units sold                                                                 964,219              1,724,300
Units redeemed                                                            (843,727)            (1,932,927)
                                                               --------------------   --------------------
Net increase (decrease)                                                    120,492               (208,627)
Units outstanding, beginning                                             2,846,030              3,054,657
                                                               --------------------   --------------------
Units outstanding, ending                                                2,966,522              2,846,030
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,019,542
Cost of units redeemed/account charges                                                         (7,439,941)
Net investment income (loss)                                                                      170,888
Net realized gain (loss)                                                                          232,576
Realized gain distributions                                                                     1,283,400
Net change in unrealized appreciation (depreciation)                                             (550,247)
                                                                                      --------------------
Net assets                                                                            $         4,716,218
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59              2,967    $         4,716               1.25%               5.7%
12/31/2015                   1.50              2,846              4,280               1.25%               1.6%
12/31/2014                   1.48              3,055              4,522               1.25%              30.0%
12/31/2013                   1.14              1,535              1,748               1.25%              -1.5%
12/31/2012                   1.16                595                688               1.25%              15.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               6.0%
12/31/2015                   1.52                  0                  0               1.00%               1.8%
12/31/2014                   1.49                  0                  0               1.00%              30.3%
12/31/2013                   1.15                  0                  0               1.00%              -1.3%
12/31/2012                   1.16                  0                  0               1.00%              16.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.75%               6.2%
12/31/2015                   1.54                  0                  0               0.75%               2.1%
12/31/2014                   1.51                  0                  0               0.75%              30.7%
12/31/2013                   1.15                  0                  0               0.75%              -1.0%
12/31/2012                   1.16                  0                  0               0.75%              16.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               6.5%
12/31/2015                   1.56                  0                  0               0.50%               2.4%
12/31/2014                   1.52                  0                  0               0.50%              31.0%
12/31/2013                   1.16                  0                  0               0.50%              -0.8%
12/31/2012                   1.17                  0                  0               0.50%              16.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.25%               6.8%
12/31/2015                   1.57                  0                  0               0.25%               2.6%
12/31/2014                   1.53                  0                  0               0.25%              31.3%
12/31/2013                   1.17                  0                  0               0.25%              -0.5%
12/31/2012                   1.17                  0                  0               0.25%              17.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.00%               7.0%
12/31/2015                   1.59                  0                  0               0.00%               2.9%
12/31/2014                   1.55                  0                  0               0.00%              31.6%
12/31/2013                   1.18                  0                  0               0.00%              -0.3%
12/31/2012                   1.18                  0                  0               0.00%              17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.1%
                 2015                                   2.0%
                 2014                                   2.4%
                 2013                                   3.6%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND A CLASS - 25159G787

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      106,550     $      108,431              4,207
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                     (12)
                                                         ---------------
Net assets                                               $      106,538
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      103,516             47,691    $          2.17
Band 100                                                          3,022              1,366               2.21
Band 75                                                              --                 --               2.26
Band 50                                                              --                 --               2.30
Band 25                                                              --                 --               2.34
Band 0                                                               --                 --               2.39
                                                         ---------------    ---------------
 Total                                                   $      106,538             49,057
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                            (1,413)
                                                                                              ----------------
Net investment income (loss)                                                                           (1,413)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (15,675)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   31,260
                                                                                              ----------------
Net gain (loss)                                                                                        15,585
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        14,172
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             (1,413)   $             (1,715)
Net realized gain (loss)                                                      (15,675)                (38,708)
Realized gain distributions                                                        --                  13,139
Net change in unrealized appreciation (depreciation)                           31,260                  12,726
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              14,172                 (14,558)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                       15,169                  30,308
Cost of units redeemed                                                        (73,845)                (85,102)
Account charges                                                                  (129)                    (98)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           (58,805)                (54,892)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (44,633)                (69,450)
Net assets, beginning                                                         151,171                 220,621
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            106,538    $            151,171
                                                                 =====================   =====================

Units sold                                                                      8,580                  16,982
Units redeemed                                                                (39,711)                (43,703)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (31,131)                (26,721)
Units outstanding, beginning                                                   80,188                 106,909
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      49,057                  80,188
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            734,670
Cost of units redeemed/account charges                                                               (737,342)
Net investment income (loss)                                                                           (6,293)
Net realized gain (loss)                                                                              (21,522)
Realized gain distributions                                                                           138,906
Net change in unrealized appreciation (depreciation)                                                   (1,881)
                                                                                         ---------------------
Net assets                                                                               $            106,538
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           2.17                  48    $            104               1.25%               15.3%
12/31/2015                    1.88                  77                 146               1.25%               -8.6%
12/31/2014                    2.06                 103                 212               1.25%               -0.7%
12/31/2013                    2.07                 109                 226               1.25%               33.1%
12/31/2012                    1.56                  91                 142               1.25%               14.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.21                   1    $              3                1.00%              15.6%
12/31/2015                    1.91                   1                   3                1.00%              -8.3%
12/31/2014                    2.09                   0                   0                1.00%              -0.5%
12/31/2013                    2.10                   0                   0                1.00%              33.5%
12/31/2012                    1.57                   0                   0                1.00%              14.6%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.26                   0    $              0                0.75%              15.9%
12/31/2015                    1.95                   0                   0                0.75%              -8.1%
12/31/2014                    2.12                   0                   0                0.75%              -0.2%
12/31/2013                    2.12                   0                   0                0.75%              33.8%
12/31/2012                    1.59                   0                   0                0.75%              14.9%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.30                   0    $              0                0.50%              16.2%
12/31/2015                    1.98                   0                   0                0.50%              -7.9%
12/31/2014                    2.15                   0                   0                0.50%               0.0%
12/31/2013                    2.15                   0                   0                0.50%              34.1%
12/31/2012                    1.60                   0                   0                0.50%              15.2%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.34                   0    $              0                0.25%              16.5%
12/31/2015                    2.01                   0                   0                0.25%              -7.6%
12/31/2014                    2.18                   0                   0                0.25%               0.3%
12/31/2013                    2.17                   0                   0                0.25%              34.5%
12/31/2012                    1.62                   0                   0                0.25%              15.5%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.39                   0    $              0                0.00%              16.8%
12/31/2015                    2.05                   1                   3                0.00%              -7.4%
12/31/2014                    2.21                   4                   9                0.00%               0.5%
12/31/2013                    2.20                   3                   7                0.00%              34.8%
12/31/2012                    1.63                  46                  75                0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.1%
                  2014                                    0.1%
                  2013                                    1.0%
                  2012                                    1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND S CLASS - 25159G837

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $       52,953     $       56,488              2,055
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      (1)
                                                         ---------------
Net assets                                               $       52,952
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $       52,952             24,013    $          2.21
Band 100                                                             --                 --               2.25
Band 75                                                              --                 --               2.29
Band 50                                                              --                 --               2.34
Band 25                                                              --                 --               2.38
Band 0                                                               --                 --               2.43
                                                         ---------------    ---------------
 Total                                                   $       52,952             24,013
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            67
Mortality & expense charges                                                                              (612)
                                                                                              ----------------
Net investment income (loss)                                                                             (545)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (11,575)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   18,879
                                                                                              ----------------
Net gain (loss)                                                                                         7,304
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $         6,759
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $               (545)   $               (467)
Net realized gain (loss)                                                      (11,575)                 (1,711)
Realized gain distributions                                                        --                   5,791
Net change in unrealized appreciation (depreciation)                           18,879                  (9,808)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                               6,759                  (6,195)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                        2,611                   8,595
Cost of units redeemed                                                        (24,203)                 (3,259)
Account charges                                                                    (4)                     (4)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           (21,596)                  5,332
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (14,837)                   (863)
Net assets, beginning                                                          67,789                  68,652
                                                                 ---------------------   ---------------------
Net assets, ending                                               $             52,952    $             67,789
                                                                 =====================   =====================

Units sold                                                                      1,369                   4,297
Units redeemed                                                                (12,918)                 (1,752)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (11,549)                  2,545
Units outstanding, beginning                                                   35,562                  33,017
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      24,013                  35,562
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            118,554
Cost of units redeemed/account charges                                                                (92,800)
Net investment income (loss)                                                                           (1,888)
Net realized gain (loss)                                                                               (3,992)
Realized gain distributions                                                                            36,613
Net change in unrealized appreciation (depreciation)                                                   (3,535)
                                                                                         ---------------------
Net assets                                                                               $             52,952
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           2.21                  24    $             53               1.25%               15.7%
12/31/2015                    1.91                  36                  68               1.25%               -8.3%
12/31/2014                    2.08                  33                  69               1.25%               -0.5%
12/31/2013                    2.09                  27                  57               1.25%               33.3%
12/31/2012                    1.57                  35                  55               1.25%               14.6%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.25                   0    $              0                1.00%              16.0%
12/31/2015                    1.94                   0                   0                1.00%              -8.1%
12/31/2014                    2.11                   0                   0                1.00%              -0.3%
12/31/2013                    2.11                   0                   0                1.00%              33.6%
12/31/2012                    1.58                   0                   0                1.00%              14.9%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.29                   0    $              0                0.75%              16.3%
12/31/2015                    1.97                   0                   0                0.75%              -7.9%
12/31/2014                    2.14                   0                   0                0.75%               0.0%
12/31/2013                    2.14                   0                   0                0.75%              34.0%
12/31/2012                    1.60                   0                   0                0.75%              15.2%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.34                   0    $              0                0.50%              16.6%
12/31/2015                    2.00                   0                   0                0.50%              -7.6%
12/31/2014                    2.17                   0                   0                0.50%               0.2%
12/31/2013                    2.16                   0                   0                0.50%              34.3%
12/31/2012                    1.61                   0                   0                0.50%              15.4%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.38                   0    $              0                0.25%              16.8%
12/31/2015                    2.04                   0                   0                0.25%              -7.4%
12/31/2014                    2.20                   0                   0                0.25%               0.5%
12/31/2013                    2.19                   0                   0                0.25%              34.7%
12/31/2012                    1.63                   0                   0                0.25%              15.7%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.43                   0    $              0                0.00%              17.1%
12/31/2015                    2.07                   0                   0                0.00%              -7.2%
12/31/2014                    2.23                   0                   0                0.00%               0.7%
12/31/2013                    2.22                   0                   0                0.00%              35.0%
12/31/2012                    1.64                   0                   0                0.00%              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.1%
                  2015                                    0.6%
                  2014                                    0.1%
                  2013                                    1.1%
                  2012                                    1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES S CLASS - 25155T536

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      938,693     $      945,207            118,651
                                                                            ===============   ================
Receivables: investments sold                                     1,030
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $      939,723
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      462,283            453,665    $          1.02
Band 100                                                             --                 --               1.03
Band 75                                                              --                 --               1.05
Band 50                                                              --                 --               1.06
Band 25                                                              --                 --               1.08
Band 0                                                          477,440            437,320               1.09
                                                         ---------------    ---------------
 Total                                                   $      939,723            890,985
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $        22,421
Mortality & expense charges                                                                            (9,722)
                                                                                              ----------------
Net investment income (loss)                                                                           12,699
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (21,740)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                    4,581
                                                                                              ----------------
Net gain (loss)                                                                                       (17,159)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        (4,460)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             12,699    $             10,843
Net realized gain (loss)                                                      (21,740)                 (3,200)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                            4,581                 (13,865)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              (4,460)                 (6,222)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                    1,198,334                 178,004
Cost of units redeemed                                                       (663,146)               (271,923)
Account charges                                                                (1,487)                 (1,307)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           533,701                 (95,226)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       529,241                (101,448)
Net assets, beginning                                                         410,482                 511,930
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            939,723    $            410,482
                                                                 =====================   =====================

Units sold                                                                  1,141,563                 174,819
Units redeemed                                                               (653,547)               (268,162)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       488,016                 (93,343)
Units outstanding, beginning                                                  402,969                 496,312
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     890,985                 402,969
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $          2,617,723
Cost of units redeemed/account charges                                                             (1,677,783)
Net investment income (loss)                                                                           46,343
Net realized gain (loss)                                                                              (40,046)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   (6,514)
                                                                                         ---------------------
Net assets                                                                               $            939,723
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.02                 454    $            462               1.25%                0.0%
12/31/2015                    1.02                 403                 410               1.25%               -1.2%
12/31/2014                    1.03                 496                 512               1.25%                5.0%
12/31/2013                    0.98                 360                 353               1.25%               -5.4%
12/31/2012                    1.04                 144                 150               1.25%                1.2%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.03                   0    $              0                1.00%               0.3%
12/31/2015                    1.03                   0                   0                1.00%              -1.0%
12/31/2014                    1.04                   0                   0                1.00%               5.3%
12/31/2013                    0.99                   0                   0                1.00%              -5.2%
12/31/2012                    1.04                   0                   0                1.00%               1.5%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.05                   0    $              0                0.75%               0.5%
12/31/2015                    1.04                   0                   0                0.75%              -0.7%
12/31/2014                    1.05                   0                   0                0.75%               5.5%
12/31/2013                    0.99                   0                   0                0.75%              -4.9%
12/31/2012                    1.05                   0                   0                0.75%               1.7%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.06                   0    $              0                0.50%               0.8%
12/31/2015                    1.05                   0                   0                0.50%              -0.5%
12/31/2014                    1.06                   0                   0                0.50%               5.8%
12/31/2013                    1.00                   0                   0                0.50%              -4.7%
12/31/2012                    1.05                   0                   0                0.50%               2.0%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.25%               1.0%
12/31/2015                    1.07                   0                   0                0.25%              -0.2%
12/31/2014                    1.07                   0                   0                0.25%               6.0%
12/31/2013                    1.01                   0                   0                0.25%              -4.5%
12/31/2012                    1.05                   0                   0                0.25%               2.2%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                 437    $            477                0.00%               1.3%
12/31/2015                    1.08                   0                   0                0.00%               0.0%
12/31/2014                    1.08                   0                   0                0.00%               6.3%
12/31/2013                    1.01                   0                   0                0.00%              -4.2%
12/31/2012                    1.06                   0                   0                0.00%               2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    3.3%
                  2015                                    3.8%
                  2014                                    3.1%
                  2013                                    5.0%
                  2012                                    4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES A CLASS - 25155T569

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $        9,872     $       10,805              1,248
                                                                            ===============   ================
Receivables: investments sold                                         5
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $        9,877
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $        9,877              9,784    $          1.01
Band 100                                                             --                 --               1.02
Band 75                                                              --                 --               1.04
Band 50                                                              --                 --               1.05
Band 25                                                              --                 --               1.07
Band 0                                                               --                 --               1.08
                                                         ---------------    ---------------
 Total                                                   $        9,877              9,784
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $           359
Mortality & expense charges                                                                              (174)
                                                                                              ----------------
Net investment income (loss)                                                                              185
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 (208)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       49
                                                                                              ----------------
Net gain (loss)                                                                                          (159)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            26
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                185    $                343
Net realized gain (loss)                                                         (208)                   (568)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               49                      19
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  26                    (206)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                          355                     848
Cost of units redeemed                                                         (5,187)                 (6,911)
Account charges                                                                  (210)                   (270)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                            (5,042)                 (6,333)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        (5,016)                 (6,539)
Net assets, beginning                                                          14,893                  21,432
                                                                 ---------------------   ---------------------
Net assets, ending                                               $              9,877    $             14,893
                                                                 =====================   =====================

Units sold                                                                        348                     842
Units redeemed                                                                 (5,282)                 (7,034)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        (4,934)                 (6,192)
Units outstanding, beginning                                                   14,718                  20,910
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                       9,784                  14,718
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $             62,146
Cost of units redeemed/account charges                                                                (52,150)
Net investment income (loss)                                                                            1,845
Net realized gain (loss)                                                                               (1,031)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                     (933)
                                                                                         ---------------------
Net assets                                                                               $              9,877
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.01                  10    $             10               1.25%               -0.2%
12/31/2015                    1.01                  15                  15               1.25%               -1.3%
12/31/2014                    1.02                  21                  21               1.25%                4.7%
12/31/2013                    0.98                  16                  16               1.25%               -5.6%
12/31/2012                    1.04                  17                  17               1.25%                1.1%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.02                   0    $              0                1.00%               0.0%
12/31/2015                    1.02                   0                   0                1.00%              -1.0%
12/31/2014                    1.03                   0                   0                1.00%               5.0%
12/31/2013                    0.99                   0                   0                1.00%              -5.3%
12/31/2012                    1.04                   0                   0                1.00%               1.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.04                   0    $              0                0.75%               0.3%
12/31/2015                    1.04                   0                   0                0.75%              -0.8%
12/31/2014                    1.04                   0                   0                0.75%               5.2%
12/31/2013                    0.99                   0                   0                0.75%              -5.1%
12/31/2012                    1.04                   0                   0                0.75%               1.6%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.05                   0    $              0                0.50%               0.5%
12/31/2015                    1.05                   0                   0                0.50%              -0.5%
12/31/2014                    1.05                   0                   0                0.50%               5.5%
12/31/2013                    1.00                   0                   0                0.50%              -4.9%
12/31/2012                    1.05                   0                   0                0.50%               1.9%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                0.25%               0.8%
12/31/2015                    1.06                   0                   0                0.25%              -0.3%
12/31/2014                    1.06                   0                   0                0.25%               5.8%
12/31/2013                    1.00                   0                   0                0.25%              -4.6%
12/31/2012                    1.05                   0                   0                0.25%               2.1%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.00%               1.0%
12/31/2015                    1.07                   0                   0                0.00%               0.0%
12/31/2014                    1.07                   0                   0                0.00%               6.0%
12/31/2013                    1.01                   0                   0                0.00%              -4.4%
12/31/2012                    1.06                   0                   0                0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    2.9%
                  2015                                    3.1%
                  2014                                    3.2%
                  2013                                    3.8%
                  2012                                    4.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE ENHANCED COMMODITY STRATEGY FUND S CLASS - 25159L844

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $       33,991     $       35,030              2,888
                                                                            ===============   ================
Receivables: investments sold                                        32
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $       34,023
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $       34,023             37,472    $          0.91
Band 100                                                             --                 --               0.91
Band 75                                                              --                 --               0.92
Band 50                                                              --                 --               0.92
Band 25                                                              --                 --               0.93
Band 0                                                               --                 --               0.93
                                                         ---------------    ---------------
 Total                                                   $       34,023             37,472
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $         1,086
Mortality & expense charges                                                                               (91)
                                                                                              ----------------
Net investment income (loss)                                                                              995
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   (1)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   (1,039)
                                                                                              ----------------
Net gain (loss)                                                                                        (1,040)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $           (45)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                995    $                 --
Net realized gain (loss)                                                           (1)                     --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                           (1,039)                     --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                 (45)                     --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                       34,069                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    (1)                     --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                            34,068                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        34,023                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $             34,023    $                 --
                                                                 =====================   =====================

Units sold                                                                     37,473                      --
Units redeemed                                                                     (1)                     --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        37,472                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      37,472                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $             34,069
Cost of units redeemed/account charges                                                                     (1)
Net investment income (loss)                                                                              995
Net realized gain (loss)                                                                                   (1)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   (1,039)
                                                                                         ---------------------
Net assets                                                                               $             34,023
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.91                  37    $             34               1.25%                9.4%
12/31/2015                    0.83                   0                   0               1.25%              -17.0%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.91                   0    $              0                1.00%               9.7%
12/31/2015                    0.83                   0                   0                1.00%             -16.8%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.92                   0    $              0                0.75%              10.0%
12/31/2015                    0.83                   0                   0                0.75%             -16.6%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.92                   0    $              0                0.50%              10.3%
12/31/2015                    0.84                   0                   0                0.50%             -16.4%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.93                   0    $              0                0.25%              10.5%
12/31/2015                    0.84                   0                   0                0.25%             -16.2%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.93                   0    $              0                0.00%              10.8%
12/31/2015                    0.84                   0                   0                0.00%             -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    6.4%
                  2015                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      DEUTSCHE GLOBAL INFRASTRUCTURE FUND S CLASS - 25156A809 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.91
Band 100                                                           --                --              0.92
Band 75                                                            --                --              0.92
Band 50                                                            --                --              0.93
Band 25                                                            --                --              0.93
Band 0                                                             --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.25%               7.0%
12/31/2015                   0.85                  0                  0               1.25%             -14.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               1.00%               7.3%
12/31/2015                   0.85                  0                  0               1.00%             -14.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.75%               7.5%
12/31/2015                   0.86                  0                  0               0.75%             -14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.50%               7.8%
12/31/2015                   0.86                  0                  0               0.50%             -14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.25%               8.1%
12/31/2015                   0.86                  0                  0               0.25%             -14.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.00%               8.3%
12/31/2015                   0.86                  0                  0               0.00%             -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         DEUTSCHE ENHANCED COMMODITY STRATEGY FUND A CLASS - 25159L877

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           47    $           46                 4
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           47
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           47                52    $         0.90
Band 100                                                           --                --              0.91
Band 75                                                            --                --              0.91
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.92
Band 0                                                             --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $           47                52
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          135
Mortality & expense charges                                                                           (37)
                                                                                           ---------------
Net investment income (loss)                                                                           98
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              199
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                    6
                                                                                           ---------------
Net gain (loss)                                                                                       205
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          303
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                98    $                 0
Net realized gain (loss)                                                       199                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                             6                     (5)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              303                     (5)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       557                  3,283
Cost of units redeemed                                                      (4,087)                    --
Account charges                                                                 (4)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         (3,534)                 3,283
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,231)                 3,278
Net assets, beginning                                                        3,278                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                47    $             3,278
                                                               ====================   ====================

Units sold                                                                     622                  3,957
Units redeemed                                                              (4,527)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,905)                 3,957
Units outstanding, beginning                                                 3,957                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       52                  3,957
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             3,840
Cost of units redeemed/account charges                                                             (4,091)
Net investment income (loss)                                                                           98
Net realized gain (loss)                                                                              199
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                    1
                                                                                      --------------------
Net assets                                                                            $                47
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.90                  0    $             0               1.25%               9.1%
12/31/2015                   0.83                  4                  3               1.25%             -17.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.00%               9.4%
12/31/2015                   0.83                  0                  0               1.00%             -17.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               0.75%               9.7%
12/31/2015                   0.83                  0                  0               0.75%             -16.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.50%               9.9%
12/31/2015                   0.83                  0                  0               0.50%             -16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.25%              10.2%
12/31/2015                   0.84                  0                  0               0.25%             -16.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.00%              10.5%
12/31/2015                   0.84                  0                  0               0.00%             -16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   8.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      DEUTSCHE GLOBAL INFRASTRUCTURE FUND A CLASS - 25156A874 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.91
Band 100                                                           --                --              0.91
Band 75                                                            --                --              0.92
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.93
Band 0                                                             --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.25%               6.8%
12/31/2015                   0.85                  0                  0               1.25%             -14.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.00%               7.0%
12/31/2015                   0.85                  0                  0               1.00%             -14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.75%               7.3%
12/31/2015                   0.86                  0                  0               0.75%             -14.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.50%               7.6%
12/31/2015                   0.86                  0                  0               0.50%             -14.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.25%               7.8%
12/31/2015                   0.86                  0                  0               0.25%             -14.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.00%               8.1%
12/31/2015                   0.86                  0                  0               0.00%             -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     DEUTSCHE REAL ESTATE SECURITIES FUND R6 CLASS - 25159L513 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  DEUTSCHE CROCI U.S. FUND A CLASS - 25157M588

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       71,930    $       72,149             7,448
                                                                         ===============   ===============
Receivables: investments sold                                      18
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       71,948
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       63,685            62,819    $         1.01
Band 100                                                        8,263             8,148              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       71,948            70,967
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           41
Mortality & expense charges                                                                           (50)
                                                                                           ---------------
Net investment income (loss)                                                                           (9)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              739
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (219)
                                                                                           ---------------
Net gain (loss)                                                                                       520
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          511
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (9)   $                --
Net realized gain (loss)                                                       739                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (219)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              511                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    71,437                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         71,437                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,948                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            71,948    $                --
                                                               ====================   ====================

Units sold                                                                  70,967                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     70,967                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   70,967                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            71,437
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           (9)
Net realized gain (loss)                                                                              739
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (219)
                                                                                      --------------------
Net assets                                                                            $            71,948
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                 63    $            64               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  8    $             8               1.00%               1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            DEUTSCHE CROCI U.S. FUND S CLASS - 25157M547 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/17/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       31,359    $       32,187             1,571
                                                                         ===============   ===============
Receivables: investments sold                                   6,068
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       37,427
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       37,427            48,324    $         0.77
Band 100                                                           --                --              0.79
Band 75                                                            --                --              0.80
Band 50                                                            --                --              0.81
Band 25                                                            --                --              0.82
Band 0                                                             --                --              0.83
                                                       ---------------   ---------------
 Total                                                 $       37,427            48,324
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          707
Mortality & expense charges                                                                          (393)
                                                                                           ---------------
Net investment income (loss)                                                                          314
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (641)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                5,858
                                                                                           ---------------
Net gain (loss)                                                                                     5,217
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,531
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               314    $               221
Net realized gain (loss)                                                      (641)                (4,376)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         5,858                    151
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,531                 (4,004)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     8,924                 26,241
Cost of units redeemed                                                      (7,498)               (47,468)
Account charges                                                                (99)                   (11)
                                                               --------------------   --------------------
Increase (decrease)                                                          1,327                (21,238)
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,858                (25,242)
Net assets, beginning                                                       30,569                 55,811
                                                               --------------------   --------------------
Net assets, ending                                             $            37,427    $            30,569
                                                               ====================   ====================

Units sold                                                                  11,732                 37,558
Units redeemed                                                             (10,022)               (59,037)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,710                (21,479)
Units outstanding, beginning                                                46,614                 68,093
                                                               --------------------   --------------------
Units outstanding, ending                                                   48,324                 46,614
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,691,754
Cost of units redeemed/account charges                                                        (10,966,836)
Net investment income (loss)                                                                       (6,025)
Net realized gain (loss)                                                                          273,270
Realized gain distributions                                                                        46,092
Net change in unrealized appreciation (depreciation)                                                 (828)
                                                                                      --------------------
Net assets                                                                            $            37,427
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.77                 48    $            37               1.25%              18.1%
12/31/2015                   0.66                 47                 31               1.25%             -20.0%
12/31/2014                   0.82                 68                 56               1.25%              -5.8%
12/31/2013                   0.87              5,426              4,723               1.25%              -5.2%
12/31/2012                   0.92                576                529               1.25%              17.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.79                  0    $             0               1.00%              18.4%
12/31/2015                   0.66                  0                  0               1.00%             -19.8%
12/31/2014                   0.83                  0                  0               1.00%              -5.6%
12/31/2013                   0.88                  0                  0               1.00%              -5.0%
12/31/2012                   0.92                  0                  0               1.00%              17.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               0.75%              18.7%
12/31/2015                   0.67                  0                  0               0.75%             -19.6%
12/31/2014                   0.83                  0                  0               0.75%              -5.4%
12/31/2013                   0.88                  0                  0               0.75%              -4.8%
12/31/2012                   0.93                  0                  0               0.75%              18.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                  0    $             0               0.50%              19.0%
12/31/2015                   0.68                  0                  0               0.50%             -19.4%
12/31/2014                   0.84                  0                  0               0.50%              -5.1%
12/31/2013                   0.89                  0                  0               0.50%              -4.5%
12/31/2012                   0.93                  0                  0               0.50%              18.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.82                  0    $             0               0.25%              19.3%
12/31/2015                   0.69                  0                  0               0.25%             -19.2%
12/31/2014                   0.85                  0                  0               0.25%              -4.9%
12/31/2013                   0.89                  0                  0               0.25%              -4.3%
12/31/2012                   0.93                  0                  0               0.25%              18.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83                  0    $             0               0.00%              19.6%
12/31/2015                   0.69                  0                  0               0.00%             -19.0%
12/31/2014                   0.86                  0                  0               0.00%              -4.7%
12/31/2013                   0.90                  0                  0               0.00%              -4.0%
12/31/2012                   0.94                  0                  0               0.00%              19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.3%
                 2014                                   0.3%
                 2013                                   0.9%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     DFA GLOBAL ALLOCATION 25/75 PORTFOLIO R2 CLASS - 25434D641 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.10
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,120,212
Cost of units redeemed/account charges                                                         (2,290,853)
Net investment income (loss)                                                                       (4,004)
Net realized gain (loss)                                                                          170,021
Realized gain distributions                                                                         4,624
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.25%               3.4%
12/31/2015                   1.07                  0                  0               1.25%              -1.7%
12/31/2014                   1.09                  0                  0               1.25%               0.7%
12/31/2013                   1.08              1,832              1,976               1.25%               4.2%
12/31/2012                   1.04              1,859              1,924               1.25%               5.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%               3.7%
12/31/2015                   1.08                  0                  0               1.00%              -1.5%
12/31/2014                   1.10                  0                  0               1.00%               1.0%
12/31/2013                   1.09                  0                  0               1.00%               4.5%
12/31/2012                   1.04                  0                  0               1.00%               5.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               3.9%
12/31/2015                   1.09                  0                  0               0.75%              -1.2%
12/31/2014                   1.11                  0                  0               0.75%               1.2%
12/31/2013                   1.09                  0                  0               0.75%               4.8%
12/31/2012                   1.04                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               4.2%
12/31/2015                   1.10                  0                  0               0.50%              -1.0%
12/31/2014                   1.12                  0                  0               0.50%               1.5%
12/31/2013                   1.10                  0                  0               0.50%               5.0%
12/31/2012                   1.05                  0                  0               0.50%               6.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               4.4%
12/31/2015                   1.12                  0                  0               0.25%              -0.7%
12/31/2014                   1.13                  0                  0               0.25%               1.7%
12/31/2013                   1.11                  0                  0               0.25%               5.3%
12/31/2012                   1.05                  0                  0               0.25%               6.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%               4.7%
12/31/2015                   1.13                  0                  0               0.00%              -0.5%
12/31/2014                   1.14                  0                  0               0.00%               2.0%
12/31/2013                   1.11                  0                  0               0.00%               5.5%
12/31/2012                   1.05                  0                  0               0.00%               6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   1.1%
                 2013                                   1.0%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           DFA GLOBAL ALLOCATION 60/40 PORTFOLIO R2 CLASS - 25434D666

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      105,277    $      101,460             6,563
                                                                         ===============   ===============
Receivables: investments sold                                   1,711
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      106,988
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      106,988            83,626    $         1.28
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.35
Band 0                                                             --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $      106,988            83,626
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,135
Mortality & expense charges                                                                        (1,507)
                                                                                           ---------------
Net investment income (loss)                                                                          628
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,121
Realized gain distributions                                                                           154
Net change in unrealized appreciation (depreciation)                                                6,774
                                                                                           ---------------
Net gain (loss)                                                                                     9,049
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        9,677
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               628    $               523
Net realized gain (loss)                                                     2,121                 (2,340)
Realized gain distributions                                                    154                     --
Net change in unrealized appreciation (depreciation)                         6,774                 (1,995)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            9,677                 (3,812)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    81,603                150,187
Cost of units redeemed                                                    (101,534)              (100,753)
Account charges                                                                (14)                   (75)
                                                               --------------------   --------------------
Increase (decrease)                                                        (19,945)                49,359
                                                               --------------------   --------------------
Net increase (decrease)                                                    (10,268)                45,547
Net assets, beginning                                                      117,256                 71,709
                                                               --------------------   --------------------
Net assets, ending                                             $           106,988    $           117,256
                                                               ====================   ====================

Units sold                                                                  66,515                123,250
Units redeemed                                                             (81,389)               (83,063)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (14,874)                40,187
Units outstanding, beginning                                                98,500                 58,313
                                                               --------------------   --------------------
Units outstanding, ending                                                   83,626                 98,500
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        14,860,630
Cost of units redeemed/account charges                                                        (17,204,958)
Net investment income (loss)                                                                       77,778
Net realized gain (loss)                                                                        2,369,567
Realized gain distributions                                                                           154
Net change in unrealized appreciation (depreciation)                                                3,817
                                                                                      --------------------
Net assets                                                                            $           106,988
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                 84    $           107               1.25%               7.5%
12/31/2015                   1.19                 98                117               1.25%              -3.2%
12/31/2014                   1.23                 58                 72               1.25%               2.2%
12/31/2013                   1.20             10,142             12,203               1.25%              14.3%
12/31/2012                   1.05              9,643             10,150               1.25%              11.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               7.7%
12/31/2015                   1.20                  0                  0               1.00%              -3.0%
12/31/2014                   1.24                  0                  0               1.00%               2.5%
12/31/2013                   1.21                  0                  0               1.00%              14.6%
12/31/2012                   1.06                  0                  0               1.00%              11.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%               8.0%
12/31/2015                   1.22                  0                  0               0.75%              -2.7%
12/31/2014                   1.25                  0                  0               0.75%               2.7%
12/31/2013                   1.22                  0                  0               0.75%              14.9%
12/31/2012                   1.06                  0                  0               0.75%              11.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%               8.3%
12/31/2015                   1.23                  0                  0               0.50%              -2.5%
12/31/2014                   1.26                  0                  0               0.50%               3.0%
12/31/2013                   1.23                  0                  0               0.50%              15.2%
12/31/2012                   1.06                  0                  0               0.50%              12.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.25%               8.5%
12/31/2015                   1.25                  0                  0               0.25%              -2.2%
12/31/2014                   1.27                  0                  0               0.25%               3.2%
12/31/2013                   1.23                  0                  0               0.25%              15.5%
12/31/2012                   1.07                  0                  0               0.25%              12.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.00%               8.8%
12/31/2015                   1.26                  0                  0               0.00%              -2.0%
12/31/2014                   1.29                  0                  0               0.00%               3.5%
12/31/2013                   1.24                  0                  0               0.00%              15.8%
12/31/2012                   1.07                  0                  0               0.00%              12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   1.8%
                 2014                                   1.4%
                 2013                                   1.5%
                 2012                                   3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                DFA GLOBAL EQUITY PORTFOLIO R2 CLASS - 25434D682

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,906,277    $    6,644,462           352,984
                                                                         ===============   ===============
Receivables: investments sold                                   8,691
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,914,968
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,123,213         4,170,697    $         1.47
Band 100                                                           --                --              1.49
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.53
Band 25                                                            --                --              1.55
Band 0                                                        791,755           503,319              1.57
                                                       ---------------   ---------------
 Total                                                 $    6,914,968         4,674,016
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      115,791
Mortality & expense charges                                                                       (72,718)
                                                                                           ---------------
Net investment income (loss)                                                                       43,073
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (20,413)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              636,080
                                                                                           ---------------
Net gain (loss)                                                                                   615,667
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      658,740
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            43,073    $            24,877
Net realized gain (loss)                                                   (20,413)                13,682
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       636,080               (408,532)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          658,740               (369,973)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,776,143              5,728,566
Cost of units redeemed                                                  (1,696,951)            (1,538,588)
Account charges                                                               (907)                  (327)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,078,285              4,189,651
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,737,025              3,819,678
Net assets, beginning                                                    5,177,943              1,358,265
                                                               --------------------   --------------------
Net assets, ending                                             $         6,914,968    $         5,177,943
                                                               ====================   ====================

Units sold                                                               1,963,473              4,075,031
Units redeemed                                                          (1,212,299)            (1,138,089)
                                                               --------------------   --------------------
Net increase (decrease)                                                    751,174              2,936,942
Units outstanding, beginning                                             3,922,842                985,900
                                                               --------------------   --------------------
Units outstanding, ending                                                4,674,016              3,922,842
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        12,618,083
Cost of units redeemed/account charges                                                         (6,733,978)
Net investment income (loss)                                                                       91,951
Net realized gain (loss)                                                                          677,097
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              261,815
                                                                                      --------------------
Net assets                                                                            $         6,914,968
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47              4,171    $         6,123               1.25%              11.2%
12/31/2015                   1.32              3,923              5,178               1.25%              -4.2%
12/31/2014                   1.38                986              1,358               1.25%               3.1%
12/31/2013                   1.34              1,694              2,263               1.25%              27.2%
12/31/2012                   1.05              1,561              1,640               1.25%              16.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               1.00%              11.5%
12/31/2015                   1.33                  0                  0               1.00%              -4.0%
12/31/2014                   1.39                  0                  0               1.00%               3.3%
12/31/2013                   1.34                  0                  0               1.00%              27.5%
12/31/2012                   1.05                  0                  0               1.00%              16.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%              11.8%
12/31/2015                   1.35                  0                  0               0.75%              -3.7%
12/31/2014                   1.40                  0                  0               0.75%               3.6%
12/31/2013                   1.35                  0                  0               0.75%              27.8%
12/31/2012                   1.06                  0                  0               0.75%              17.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.50%              12.1%
12/31/2015                   1.37                  0                  0               0.50%              -3.5%
12/31/2014                   1.41                  0                  0               0.50%               3.9%
12/31/2013                   1.36                  0                  0               0.50%              28.2%
12/31/2012                   1.06                  0                  0               0.50%              17.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.25%              12.3%
12/31/2015                   1.38                  0                  0               0.25%              -3.2%
12/31/2014                   1.43                  0                  0               0.25%               4.1%
12/31/2013                   1.37                  0                  0               0.25%              28.5%
12/31/2012                   1.07                  0                  0               0.25%              17.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                503    $           792               0.00%              12.6%
12/31/2015                   1.40                  0                  0               0.00%              -3.0%
12/31/2014                   1.44                  0                  0               0.00%               4.4%
12/31/2013                   1.38                  0                  0               0.00%              28.8%
12/31/2012                   1.07                  0                  0               0.00%              18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   2.1%
                 2014                                   2.2%
                 2013                                   1.6%
                 2012                                   3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (6)
                                                                                           ---------------
Net investment income (loss)                                                                           (6)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,688)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                    (1,688)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,694)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (6)   $               (75)
Net realized gain (loss)                                                    (1,688)                (2,246)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,694)                (2,321)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   183,966                 70,112
Cost of units redeemed                                                    (182,272)               (67,791)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          1,694                  2,321
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                 183,710                 68,196
Units redeemed                                                            (183,710)               (68,196)
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,056,541
Cost of units redeemed/account charges                                                         (1,203,788)
Net investment income (loss)                                                                       33,359
Net realized gain (loss)                                                                          113,888
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               6.8%
12/31/2015                   0.97                  0                  0               1.25%              -7.7%
12/31/2014                   1.05                  0                  0               1.25%              -8.4%
12/31/2013                   1.14                580                663               1.25%              21.3%
12/31/2012                   0.94                505                476               1.25%              14.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%               7.1%
12/31/2015                   0.98                  0                  0               1.00%              -7.5%
12/31/2014                   1.06                  0                  0               1.00%              -8.2%
12/31/2013                   1.15                  0                  0               1.00%              21.6%
12/31/2012                   0.95                  0                  0               1.00%              15.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%               7.4%
12/31/2015                   0.99                  0                  0               0.75%              -7.2%
12/31/2014                   1.07                  0                  0               0.75%              -8.0%
12/31/2013                   1.16                  0                  0               0.75%              21.9%
12/31/2012                   0.95                  0                  0               0.75%              15.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               7.6%
12/31/2015                   1.00                  0                  0               0.50%              -7.0%
12/31/2014                   1.07                  0                  0               0.50%              -7.7%
12/31/2013                   1.16                  0                  0               0.50%              22.2%
12/31/2012                   0.95                  0                  0               0.50%              15.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               7.9%
12/31/2015                   1.01                  0                  0               0.25%              -6.8%
12/31/2014                   1.08                  0                  0               0.25%              -7.5%
12/31/2013                   1.17                  0                  0               0.25%              22.5%
12/31/2012                   0.96                  0                  0               0.25%              16.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%               8.2%
12/31/2015                   1.02                  0                  0               0.00%              -6.5%
12/31/2014                   1.09                  0                  0               0.00%              -7.3%
12/31/2013                   1.18                  0                  0               0.00%              22.8%
12/31/2012                   0.96                  0                  0               0.00%              16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   6.6%
                 2013                                   2.9%
                 2012                                   5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             DFA U.S. TARGETED VALUE Portfolio R2 CLASS - 233203256

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,798,947    $    8,889,524           405,355
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (115,005)
                                                       ---------------
Net assets                                             $    9,683,942
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,612,422         4,848,747    $         1.78
Band 100                                                           --                --              1.80
Band 75                                                            --                --              1.83
Band 50                                                            --                --              1.85
Band 25                                                            --                --              1.88
Band 0                                                      1,071,520           563,041              1.90
                                                       ---------------   ---------------
 Total                                                 $    9,683,942         5,411,788
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       90,600
Mortality & expense charges                                                                       (95,875)
                                                                                           ---------------
Net investment income (loss)                                                                       (5,275)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (289,159)
Realized gain distributions                                                                       295,880
Net change in unrealized appreciation (depreciation)                                            1,889,247
                                                                                           ---------------
Net gain (loss)                                                                                 1,895,968
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,890,693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (5,275)   $           (12,331)
Net realized gain (loss)                                                  (289,159)               (22,790)
Realized gain distributions                                                295,880                293,282
Net change in unrealized appreciation (depreciation)                     1,889,247               (788,685)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,890,693               (530,524)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,851,395              2,782,499
Cost of units redeemed                                                  (4,968,747)            (1,314,906)
Account charges                                                             (5,549)               (10,302)
                                                               --------------------   --------------------
Increase (decrease)                                                        877,099              1,457,291
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,767,792                926,767
Net assets, beginning                                                    6,916,150              5,989,383
                                                               --------------------   --------------------
Net assets, ending                                             $         9,683,942    $         6,916,150
                                                               ====================   ====================

Units sold                                                               3,779,494              1,922,151
Units redeemed                                                          (3,231,962)              (970,139)
                                                               --------------------   --------------------
Net increase (decrease)                                                    547,532                952,012
Units outstanding, beginning                                             4,864,256              3,912,244
                                                               --------------------   --------------------
Units outstanding, ending                                                5,411,788              4,864,256
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        19,687,169
Cost of units redeemed/account charges                                                        (11,710,886)
Net investment income (loss)                                                                      (40,400)
Net realized gain (loss)                                                                         (108,775)
Realized gain distributions                                                                       947,411
Net change in unrealized appreciation (depreciation)                                              909,423
                                                                                      --------------------
Net assets                                                                            $         9,683,942
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78              4,849    $         8,612               1.25%              24.9%
12/31/2015                   1.42              4,864              6,916               1.25%              -7.1%
12/31/2014                   1.53              3,912              5,989               1.25%               1.5%
12/31/2013                   1.51              1,229              1,854               1.25%              40.9%
12/31/2012                   1.07                275                294               1.25%              17.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               1.00%              25.2%
12/31/2015                   1.44                  0                  0               1.00%              -6.9%
12/31/2014                   1.54                  0                  0               1.00%               1.7%
12/31/2013                   1.52                  0                  0               1.00%              41.3%
12/31/2012                   1.07                  0                  0               1.00%              17.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%              25.5%
12/31/2015                   1.45                  0                  0               0.75%              -6.7%
12/31/2014                   1.56                  0                  0               0.75%               2.0%
12/31/2013                   1.53                  0                  0               0.75%              41.6%
12/31/2012                   1.08                  0                  0               0.75%              17.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.50%              25.9%
12/31/2015                   1.47                  0                  0               0.50%              -6.4%
12/31/2014                   1.57                  0                  0               0.50%               2.2%
12/31/2013                   1.54                  0                  0               0.50%              42.0%
12/31/2012                   1.08                  0                  0               0.50%              18.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.25%              26.2%
12/31/2015                   1.49                  0                  0               0.25%              -6.2%
12/31/2014                   1.59                  0                  0               0.25%               2.5%
12/31/2013                   1.55                  0                  0               0.25%              42.3%
12/31/2012                   1.09                  0                  0               0.25%              18.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                563    $         1,072               0.00%              26.5%
12/31/2015                   1.50                  0                  0               0.00%              -6.0%
12/31/2014                   1.60                  0                  0               0.00%               2.7%
12/31/2013                   1.56                  0                  0               0.00%              42.7%
12/31/2012                   1.09                  0                  0               0.00%              18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.1%
                 2014                                   0.9%
                 2013                                   0.4%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   DFA EMERGING MARKETS PORTFOLIO INSTITUTIONAL CLASS - 233203785 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -2.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   DFA GLOBAL ALLOCATION 25/75 PORTFOLIO INST. CLASS - 25434D633 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    DFA GLOBAL ALLOCATION 60/40 PORTFOLIO INST. CLASS - 25434D658 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    DFA GLOBAL EQUITY PORTFOLIO INSTITUTIONAL CLASS - 25434D674 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  DFA INTERNATIONAL CORE EQUITY PORTFOLIO INST. CLASS - 233203371 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 DFA INTERNATIONAL SMALL COMPANY PORTFOLIO INST. CLASS - 233203629 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   DFA INVESTMENT GRADE PORTFOLIO INSTITUTIONAL CLASS - 23320G448 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
DFA REAL ESTATE SECURITIES PORTFOLIO INSTITUTIONAL CLASS - 233203835 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
DFA U.S. LARGE CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G281 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            DFA U.S. LARGE COMPANY PORTFOLIO - 25434D823 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
DFA U.S. SMALL CAP GROWTH PORTFOLIO INSTITUTIONAL CLASS - 23320G273 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 DFA U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS - 233203595 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                       $                --
Mortality & expense charges                                                                            --
                                                                                      --------------------
Net investment income (loss)                                                                           --
                                                                                      --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net gain (loss)                                                                                        --
                                                                                      --------------------

Increase (decrease) in net assets from operations                                     $                --
                                                                                      ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -2.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
DFA WORLD EX U.S. GVT FIXED INCOME PORTFOLIO INST. CLASS - 23320G323 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               DREYFUS NATURAL RESOURCES FUND I CLASS - 26202P824

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      478,574    $      426,841            16,647
                                                                         ===============   ===============
Receivables: investments sold                                   5,209
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      483,783
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      483,783           514,958    $         0.94
Band 100                                                           --                --              0.94
Band 75                                                            --                --              0.95
Band 50                                                            --                --              0.95
Band 25                                                            --                --              0.95
Band 0                                                             --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $      483,783           514,958
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,735
Mortality & expense charges                                                                        (3,562)
                                                                                           ---------------
Net investment income (loss)                                                                        3,173
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,272
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               54,615
                                                                                           ---------------
Net gain (loss)                                                                                    59,887
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       63,060
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,173    $                99
Net realized gain (loss)                                                     5,272                     (3)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        54,615                 (2,882)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           63,060                 (2,786)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   452,289                 71,155
Cost of units redeemed                                                     (89,771)               (10,039)
Account charges                                                               (124)                    (1)
                                                               --------------------   --------------------
Increase (decrease)                                                        362,394                 61,115
                                                               --------------------   --------------------
Net increase (decrease)                                                    425,454                 58,329
Net assets, beginning                                                       58,329                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           483,783    $            58,329
                                                               ====================   ====================

Units sold                                                                 548,514                 92,079
Units redeemed                                                            (112,113)               (13,522)
                                                               --------------------   --------------------
Net increase (decrease)                                                    436,401                 78,557
Units outstanding, beginning                                                78,557                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  514,958                 78,557
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           523,444
Cost of units redeemed/account charges                                                            (99,935)
Net investment income (loss)                                                                        3,272
Net realized gain (loss)                                                                            5,269
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               51,733
                                                                                      --------------------
Net assets                                                                            $           483,783
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                515    $           484               1.25%              26.5%
12/31/2015                   0.74                 79                 58               1.25%             -25.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               1.00%              26.8%
12/31/2015                   0.74                  0                  0               1.00%             -25.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.75%              27.2%
12/31/2015                   0.74                  0                  0               0.75%             -25.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.50%              27.5%
12/31/2015                   0.75                  0                  0               0.50%             -25.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.25%              27.8%
12/31/2015                   0.75                  0                  0               0.25%             -25.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.00%              28.1%
12/31/2015                   0.75                  0                  0               0.00%             -25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.5%
                 2015                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           FEDERATED HIGH YIELD TRUST INSTITUTIONAL CLASS - 314197203

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,033,255    $    2,776,763           447,439
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (30,935)
                                                       ---------------
Net assets                                             $    3,002,320
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,002,320         2,738,963    $         1.10
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $    3,002,320         2,738,963
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      140,883
Mortality & expense charges                                                                       (33,582)
                                                                                           ---------------
Net investment income (loss)                                                                      107,301
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (15,082)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              316,659
                                                                                           ---------------
Net gain (loss)                                                                                   301,577
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      408,878
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           107,301    $            24,853
Net realized gain (loss)                                                   (15,082)                  (126)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       316,659                (60,167)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          408,878                (35,440)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,519,734                781,057
Cost of units redeemed                                                    (596,590)               (73,380)
Account charges                                                               (751)                (1,188)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,922,393                706,489
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,331,271                671,049
Net assets, beginning                                                      671,049                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         3,002,320    $           671,049
                                                               ====================   ====================

Units sold                                                               2,614,841                771,306
Units redeemed                                                            (569,931)               (77,253)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,044,910                694,053
Units outstanding, beginning                                               694,053                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                2,738,963                694,053
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,300,791
Cost of units redeemed/account charges                                                           (671,909)
Net investment income (loss)                                                                      132,154
Net realized gain (loss)                                                                          (15,208)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              256,492
                                                                                      --------------------
Net assets                                                                            $         3,002,320
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10              2,739    $         3,002               1.25%              13.4%
12/31/2015                   0.97                694                671               1.25%              -4.5%
12/31/2014                   1.01                  0                  0               1.25%               1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%              13.7%
12/31/2015                   0.97                  0                  0               1.00%              -4.3%
12/31/2014                   1.01                  0                  0               1.00%               1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              13.9%
12/31/2015                   0.97                  0                  0               0.75%              -4.0%
12/31/2014                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%              14.2%
12/31/2015                   0.97                  0                  0               0.50%              -3.8%
12/31/2014                   1.01                  0                  0               0.50%               1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              14.5%
12/31/2015                   0.98                  0                  0               0.25%              -3.6%
12/31/2014                   1.01                  0                  0               0.25%               1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              14.8%
12/31/2015                   0.98                  0                  0               0.00%              -3.3%
12/31/2014                   1.01                  0                  0               0.00%               1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   7.7%
                 2015                                   9.8%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FEDERATED HIGH YIELD TRUST SERVICE CLASS - 314197104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      419,867    $      397,858            62,635
                                                                         ===============   ===============
Receivables: investments sold                                     415
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      420,282
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      420,282           385,267    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      420,282           385,267
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       14,124
Mortality & expense charges                                                                        (3,545)
                                                                                           ---------------
Net investment income (loss)                                                                       10,579
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,715)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               27,994
                                                                                           ---------------
Net gain (loss)                                                                                    26,279
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       36,858
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,579    $             1,221
Net realized gain (loss)                                                    (1,715)                  (211)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        27,994                 (5,985)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           36,858                 (4,975)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   360,299                 83,029
Cost of units redeemed                                                     (51,854)                (2,906)
Account charges                                                               (107)                   (62)
                                                               --------------------   --------------------
Increase (decrease)                                                        308,338                 80,061
                                                               --------------------   --------------------
Net increase (decrease)                                                    345,196                 75,086
Net assets, beginning                                                       75,086                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           420,282    $            75,086
                                                               ====================   ====================

Units sold                                                                 357,144                 80,880
Units redeemed                                                             (49,708)                (3,049)
                                                               --------------------   --------------------
Net increase (decrease)                                                    307,436                 77,831
Units outstanding, beginning                                                77,831                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  385,267                 77,831
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           443,328
Cost of units redeemed/account charges                                                            (54,929)
Net investment income (loss)                                                                       11,800
Net realized gain (loss)                                                                           (1,926)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               22,009
                                                                                      --------------------
Net assets                                                                            $           420,282
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                385    $           420               1.25%              13.1%
12/31/2015                   0.96                 78                 75               1.25%              -4.9%
12/31/2014                   1.01                  0                  0               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%              13.4%
12/31/2015                   0.97                  0                  0               1.00%              -4.6%
12/31/2014                   1.01                  0                  0               1.00%               1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%              13.6%
12/31/2015                   0.97                  0                  0               0.75%              -4.4%
12/31/2014                   1.01                  0                  0               0.75%               1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%              13.9%
12/31/2015                   0.97                  0                  0               0.50%              -4.1%
12/31/2014                   1.01                  0                  0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%              14.2%
12/31/2015                   0.97                  0                  0               0.25%              -3.9%
12/31/2014                   1.01                  0                  0               0.25%               1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              14.5%
12/31/2015                   0.98                  0                  0               0.00%              -3.7%
12/31/2014                   1.01                  0                  0               0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.7%
                 2015                                   4.4%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            FEDERATED INTERNATIONAL LEADERS FUND A CLASS - 31428U847

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,450,280    $    1,455,822            49,576
                                                                         ===============   ===============
Receivables: investments sold                                   3,812
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,454,092
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      629,834           732,662    $         0.86
Band 100                                                           --                --              0.87
Band 75                                                            --                --              0.87
Band 50                                                            --                --              0.88
Band 25                                                            --                --              0.88
Band 0                                                        824,258           929,173              0.89
                                                       ---------------   ---------------
 Total                                                 $    1,454,092         1,661,835
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       30,142
Mortality & expense charges                                                                        (7,165)
                                                                                           ---------------
Net investment income (loss)                                                                       22,977
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (14,438)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                5,972
                                                                                           ---------------
Net gain (loss)                                                                                    (8,466)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       14,511
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            22,977    $             1,373
Net realized gain (loss)                                                   (14,438)                 5,596
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         5,972                (31,711)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           14,511                (24,742)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,037,739                167,461
Cost of units redeemed                                                    (170,750)               (94,243)
Account charges                                                             (1,562)                  (108)
                                                               --------------------   --------------------
Increase (decrease)                                                        865,427                 73,110
                                                               --------------------   --------------------
Net increase (decrease)                                                    879,938                 48,368
Net assets, beginning                                                      574,154                525,786
                                                               --------------------   --------------------
Net assets, ending                                             $         1,454,092    $           574,154
                                                               ====================   ====================

Units sold                                                               1,228,536                176,332
Units redeemed                                                            (206,966)              (102,351)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,021,570                 73,981
Units outstanding, beginning                                               640,265                566,284
                                                               --------------------   --------------------
Units outstanding, ending                                                1,661,835                640,265
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,711,802
Cost of units redeemed/account charges                                                           (270,915)
Net investment income (loss)                                                                       27,326
Net realized gain (loss)                                                                           (8,579)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (5,542)
                                                                                      --------------------
Net assets                                                                            $         1,454,092
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                733    $           630               1.25%              -4.1%
12/31/2015                   0.90                640                574               1.25%              -3.4%
12/31/2014                   0.93                566                526               1.25%              -7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               1.00%              -3.9%
12/31/2015                   0.90                  0                  0               1.00%              -3.2%
12/31/2014                   0.93                  0                  0               1.00%              -7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.75%              -3.7%
12/31/2015                   0.90                  0                  0               0.75%              -2.9%
12/31/2014                   0.93                  0                  0               0.75%              -6.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.50%              -3.4%
12/31/2015                   0.91                  0                  0               0.50%              -2.7%
12/31/2014                   0.93                  0                  0               0.50%              -6.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.25%              -3.2%
12/31/2015                   0.91                  0                  0               0.25%              -2.4%
12/31/2014                   0.93                  0                  0               0.25%              -6.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                929    $           824               0.00%              -2.9%
12/31/2015                   0.91                  0                  0               0.00%              -2.2%
12/31/2014                   0.93                  0                  0               0.00%              -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   1.5%
                 2014                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FEDERATED INTERNATIONAL LEADERS FUND INSTITUTIONAL CLASS - 31428U623

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      408,213    $      420,863            13,791
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,432)
                                                       ---------------
Net assets                                             $      404,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      404,781           467,832    $         0.87
Band 100                                                           --                --              0.87
Band 75                                                            --                --              0.88
Band 50                                                            --                --              0.88
Band 25                                                            --                --              0.89
Band 0                                                             --                --              0.89
                                                       ---------------   ---------------
 Total                                                 $      404,781           467,832
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,756
Mortality & expense charges                                                                        (3,541)
                                                                                           ---------------
Net investment income (loss)                                                                        6,215
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,118)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,440
                                                                                           ---------------
Net gain (loss)                                                                                    (7,678)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,463)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,215    $             3,158
Net realized gain (loss)                                                   (11,118)                   (19)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,440                (16,090)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,463)               (12,951)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   292,774                255,820
Cost of units redeemed                                                    (128,258)                   (19)
Account charges                                                               (627)                  (495)
                                                               --------------------   --------------------
Increase (decrease)                                                        163,889                255,306
                                                               --------------------   --------------------
Net increase (decrease)                                                    162,426                242,355
Net assets, beginning                                                      242,355                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           404,781    $           242,355
                                                               ====================   ====================

Units sold                                                                 351,262                477,447
Units redeemed                                                            (152,645)              (208,232)
                                                               --------------------   --------------------
Net increase (decrease)                                                    198,617                269,215
Units outstanding, beginning                                               269,215                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  467,832                269,215
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           548,594
Cost of units redeemed/account charges                                                           (129,399)
Net investment income (loss)                                                                        9,373
Net realized gain (loss)                                                                          (11,137)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (12,650)
                                                                                      --------------------
Net assets                                                                            $           404,781
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                468    $           405               1.25%              -3.9%
12/31/2015                   0.90                269                242               1.25%              -3.2%
12/31/2014                   0.93                  0                  0               1.25%              -7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               1.00%              -3.6%
12/31/2015                   0.90                  0                  0               1.00%              -2.9%
12/31/2014                   0.93                  0                  0               1.00%              -6.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.75%              -3.4%
12/31/2015                   0.91                  0                  0               0.75%              -2.7%
12/31/2014                   0.93                  0                  0               0.75%              -6.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.50%              -3.2%
12/31/2015                   0.91                  0                  0               0.50%              -2.4%
12/31/2014                   0.93                  0                  0               0.50%              -6.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.25%              -2.9%
12/31/2015                   0.91                  0                  0               0.25%              -2.2%
12/31/2014                   0.93                  0                  0               0.25%              -6.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.00%              -2.7%
12/31/2015                   0.92                  0                  0               0.00%              -1.9%
12/31/2014                   0.94                  0                  0               0.00%              -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   3.1%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FEDERATED KAUFMANN LARGE CAP FUND A CLASS - 314172446

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      312,489    $      288,464            16,196
                                                                         ===============   ===============
Receivables: investments sold                                     426
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      312,915
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      312,915           282,981    $         1.11
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $      312,915           282,981
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (3,755)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,755)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,287)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               32,256
                                                                                           ---------------
Net gain (loss)                                                                                    23,969
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       20,214
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,755)   $            (1,005)
Net realized gain (loss)                                                    (8,287)                   (11)
Realized gain distributions                                                     --                     12
Net change in unrealized appreciation (depreciation)                        32,256                 (8,231)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           20,214                 (9,235)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   223,294                198,858
Cost of units redeemed                                                    (118,686)                   (96)
Account charges                                                             (1,125)                  (309)
                                                               --------------------   --------------------
Increase (decrease)                                                        103,483                198,453
                                                               --------------------   --------------------
Net increase (decrease)                                                    123,697                189,218
Net assets, beginning                                                      189,218                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           312,915    $           189,218
                                                               ====================   ====================

Units sold                                                                 221,645                176,748
Units redeemed                                                            (114,963)                  (449)
                                                               --------------------   --------------------
Net increase (decrease)                                                    106,682                176,299
Units outstanding, beginning                                               176,299                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  282,981                176,299
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           422,152
Cost of units redeemed/account charges                                                           (120,216)
Net investment income (loss)                                                                       (4,760)
Net realized gain (loss)                                                                           (8,298)
Realized gain distributions                                                                            12
Net change in unrealized appreciation (depreciation)                                               24,025
                                                                                      --------------------
Net assets                                                                            $           312,915
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                283    $           313               1.25%               3.0%
12/31/2015                   1.07                176                189               1.25%               1.6%
12/31/2014                   1.06                  0                  0               1.25%               5.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%               3.3%
12/31/2015                   1.08                  0                  0               1.00%               1.9%
12/31/2014                   1.06                  0                  0               1.00%               5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%               3.5%
12/31/2015                   1.08                  0                  0               0.75%               2.1%
12/31/2014                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               3.8%
12/31/2015                   1.09                  0                  0               0.50%               2.4%
12/31/2014                   1.06                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%               4.1%
12/31/2015                   1.09                  0                  0               0.25%               2.6%
12/31/2014                   1.06                  0                  0               0.25%               6.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.00%               4.3%
12/31/2015                   1.09                  0                  0               0.00%               2.9%
12/31/2014                   1.06                  0                  0               0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FEDERATED KAUFMANN LARGE CAP FUND INSTITUTIONAL CLASS - 314172412

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      352,102    $      336,509            17,909
                                                                         ===============   ===============
Receivables: investments sold                                     708
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      352,810
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      352,810           317,170    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $      352,810           317,170
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,833)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,833)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,386
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               21,379
                                                                                           ---------------
Net gain (loss)                                                                                    23,765
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       18,932
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,833)   $            (1,817)
Net realized gain (loss)                                                     2,386                    (46)
Realized gain distributions                                                     --                     29
Net change in unrealized appreciation (depreciation)                        21,379                 (5,786)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           18,932                 (7,620)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   232,621                447,226
Cost of units redeemed                                                    (338,016)                  (255)
Account charges                                                                (62)                   (16)
                                                               --------------------   --------------------
Increase (decrease)                                                       (105,457)               446,955
                                                               --------------------   --------------------
Net increase (decrease)                                                    (86,525)               439,335
Net assets, beginning                                                      439,335                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           352,810    $           439,335
                                                               ====================   ====================

Units sold                                                                 219,625                408,384
Units redeemed                                                            (310,539)                  (300)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (90,914)               408,084
Units outstanding, beginning                                               408,084                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  317,170                408,084
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           679,847
Cost of units redeemed/account charges                                                           (338,349)
Net investment income (loss)                                                                       (6,650)
Net realized gain (loss)                                                                            2,340
Realized gain distributions                                                                            29
Net change in unrealized appreciation (depreciation)                                               15,593
                                                                                      --------------------
Net assets                                                                            $           352,810
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                317    $           353               1.25%               3.3%
12/31/2015                   1.08                408                439               1.25%               1.8%
12/31/2014                   1.06                  0                  0               1.25%               5.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%               3.6%
12/31/2015                   1.08                  0                  0               1.00%               2.1%
12/31/2014                   1.06                  0                  0               1.00%               5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%               3.8%
12/31/2015                   1.08                  0                  0               0.75%               2.4%
12/31/2014                   1.06                  0                  0               0.75%               6.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               4.1%
12/31/2015                   1.09                  0                  0               0.50%               2.6%
12/31/2014                   1.06                  0                  0               0.50%               6.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%               4.4%
12/31/2015                   1.09                  0                  0               0.25%               2.9%
12/31/2014                   1.06                  0                  0               0.25%               6.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%               4.6%
12/31/2015                   1.10                  0                  0               0.00%               3.1%
12/31/2014                   1.06                  0                  0               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FEDERATED MDT ALL CAP CORE FUND A CLASS - 31421R106

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      154,243    $      137,700             6,744
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (204)
                                                       ---------------
Net assets                                             $      154,039
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      154,039           141,831    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      154,039           141,831
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,272
Mortality & expense charges                                                                        (1,879)
                                                                                           ---------------
Net investment income (loss)                                                                         (607)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,786
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               16,856
                                                                                           ---------------
Net gain (loss)                                                                                    18,642
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       18,035
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (607)   $                47
Net realized gain (loss)                                                     1,786                    (14)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        16,856                   (313)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           18,035                   (280)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   181,319                  7,134
Cost of units redeemed                                                     (51,886)                  (271)
Account charges                                                                (12)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        129,421                  6,863
                                                               --------------------   --------------------
Net increase (decrease)                                                    147,456                  6,583
Net assets, beginning                                                        6,583                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           154,039    $             6,583
                                                               ====================   ====================

Units sold                                                                 186,779                  6,991
Units redeemed                                                             (51,660)                  (279)
                                                               --------------------   --------------------
Net increase (decrease)                                                    135,119                  6,712
Units outstanding, beginning                                                 6,712                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  141,831                  6,712
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           188,453
Cost of units redeemed/account charges                                                            (52,169)
Net investment income (loss)                                                                         (560)
Net realized gain (loss)                                                                            1,772
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               16,543
                                                                                      --------------------
Net assets                                                                            $           154,039
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                142    $           154               1.25%              10.7%
12/31/2015                   0.98                  7                  7               1.25%              -5.7%
12/31/2014                   1.04                  0                  0               1.25%               4.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%              11.0%
12/31/2015                   0.98                  0                  0               1.00%              -5.4%
12/31/2014                   1.04                  0                  0               1.00%               4.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%              11.3%
12/31/2015                   0.99                  0                  0               0.75%              -5.2%
12/31/2014                   1.04                  0                  0               0.75%               4.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%              11.6%
12/31/2015                   0.99                  0                  0               0.50%              -5.0%
12/31/2014                   1.04                  0                  0               0.50%               4.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%              11.8%
12/31/2015                   1.00                  0                  0               0.25%              -4.7%
12/31/2014                   1.05                  0                  0               0.25%               4.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              12.1%
12/31/2015                   1.00                  0                  0               0.00%              -4.5%
12/31/2014                   1.05                  0                  0               0.00%               4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.8%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FEDERATED MDT ALL CAP CORE FUND INSTITUTIONAL CLASS - 31421R304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          715    $          676                32
                                                                         ===============   ===============
Receivables: investments sold                                      24
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          739
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          739               675    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $          739               675
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            7
Mortality & expense charges                                                                            (2)
                                                                                           ---------------
Net investment income (loss)                                                                            5
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   40
                                                                                           ---------------
Net gain (loss)                                                                                        40
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           45
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 5    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            40                     (1)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               45                     (1)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       622                     75
Cost of units redeemed                                                          --                     --
Account charges                                                                 (2)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                            620                     75
                                                               --------------------   --------------------
Net increase (decrease)                                                        665                     74
Net assets, beginning                                                           74                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               739    $                74
                                                               ====================   ====================

Units sold                                                                     602                     75
Units redeemed                                                                  (2)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                        600                     75
Units outstanding, beginning                                                    75                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      675                     75
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               697
Cost of units redeemed/account charges                                                                 (2)
Net investment income (loss)                                                                            5
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   39
                                                                                      --------------------
Net assets                                                                            $               739
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  1    $             1               1.25%              11.0%
12/31/2015                   0.99                  0                  0               1.25%              -5.4%
12/31/2014                   1.04                  0                  0               1.25%               4.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%              11.3%
12/31/2015                   0.99                  0                  0               1.00%              -5.2%
12/31/2014                   1.04                  0                  0               1.00%               4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              11.6%
12/31/2015                   0.99                  0                  0               0.75%              -4.9%
12/31/2014                   1.04                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%              11.9%
12/31/2015                   1.00                  0                  0               0.50%              -4.7%
12/31/2014                   1.05                  0                  0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              12.1%
12/31/2015                   1.00                  0                  0               0.25%              -4.4%
12/31/2014                   1.05                  0                  0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              12.4%
12/31/2015                   1.00                  0                  0               0.00%              -4.2%
12/31/2014                   1.05                  0                  0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FEDERATED KAUFMANN LARGE CAP FUND R6 CLASS - 314172131 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FIDELITY ADV STRATEGIC DIVIDEND & INCOME FUND I CLASS - 316145804

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      673,170    $      650,741            40,329
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (85,172)
                                                       ---------------
Net assets                                             $      587,998
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      587,998           477,433    $         1.23
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.26
Band 25                                                            --                --              1.27
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $      587,998           477,433
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       11,139
Mortality & expense charges                                                                        (3,771)
                                                                                           ---------------
Net investment income (loss)                                                                        7,368
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,531
Realized gain distributions                                                                        13,688
Net change in unrealized appreciation (depreciation)                                               22,429
                                                                                           ---------------
Net gain (loss)                                                                                    38,648
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       46,016
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             7,368    $                --
Net realized gain (loss)                                                     2,531                     --
Realized gain distributions                                                 13,688                     --
Net change in unrealized appreciation (depreciation)                        22,429                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           46,016                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,206,746                     --
Cost of units redeemed                                                    (664,690)                    --
Account charges                                                                (74)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        541,982                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    587,998                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           587,998    $                --
                                                               ====================   ====================

Units sold                                                               1,232,044                     --
Units redeemed                                                            (754,611)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    477,433                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  477,433                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,206,746
Cost of units redeemed/account charges                                                           (664,764)
Net investment income (loss)                                                                        7,368
Net realized gain (loss)                                                                            2,531
Realized gain distributions                                                                        13,688
Net change in unrealized appreciation (depreciation)                                               22,429
                                                                                      --------------------
Net assets                                                                            $           587,998
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                477    $           588               1.25%              11.3%
12/31/2015                   1.11                  0                  0               1.25%              -2.4%
12/31/2014                   1.13                  0                  0               1.25%              12.0%
12/31/2013                   1.01                  0                  0               1.25%               1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%              11.5%
12/31/2015                   1.11                  0                  0               1.00%              -2.1%
12/31/2014                   1.14                  0                  0               1.00%              12.3%
12/31/2013                   1.01                  0                  0               1.00%               1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%              11.8%
12/31/2015                   1.12                  0                  0               0.75%              -1.9%
12/31/2014                   1.14                  0                  0               0.75%              12.6%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.50%              12.1%
12/31/2015                   1.12                  0                  0               0.50%              -1.6%
12/31/2014                   1.14                  0                  0               0.50%              12.9%
12/31/2013                   1.01                  0                  0               0.50%               1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%              12.4%
12/31/2015                   1.13                  0                  0               0.25%              -1.4%
12/31/2014                   1.15                  0                  0               0.25%              13.1%
12/31/2013                   1.01                  0                  0               0.25%               1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%              12.7%
12/31/2015                   1.14                  0                  0               0.00%              -1.2%
12/31/2014                   1.15                  0                  0               0.00%              13.4%
12/31/2013                   1.01                  0                  0               0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.8%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND T CLASS - 315920694

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       34,675    $       36,436             1,847
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $       34,674
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       34,674            16,330    $         2.12
Band 100                                                           --                --              2.19
Band 75                                                            --                --              2.27
Band 50                                                            --                --              2.35
Band 25                                                            --                --              2.42
Band 0                                                             --                --              2.55
                                                       ---------------   ---------------
 Total                                                 $       34,674            16,330
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          234
Mortality & expense charges                                                                          (447)
                                                                                           ---------------
Net investment income (loss)                                                                         (213)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (64)
Realized gain distributions                                                                            84
Net change in unrealized appreciation (depreciation)                                               (1,433)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,413)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,626)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (213)   $              (575)
Net realized gain (loss)                                                       (64)                   103
Realized gain distributions                                                     84                     --
Net change in unrealized appreciation (depreciation)                        (1,433)                 5,290
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,626)                 4,818
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                      (3,165)               (97,350)
Account charges                                                                 (7)                    (5)
                                                               --------------------   --------------------
Increase (decrease)                                                         (3,172)               (97,355)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,798)               (92,537)
Net assets, beginning                                                       39,472                132,009
                                                               --------------------   --------------------
Net assets, ending                                             $            34,674    $            39,472
                                                               ====================   ====================

Units sold                                                                      --                     66
Units redeemed                                                              (1,443)               (43,095)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,443)               (43,029)
Units outstanding, beginning                                                17,773                 60,802
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,330                 17,773
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           722,789
Cost of units redeemed/account charges                                                           (864,591)
Net investment income (loss)                                                                      (10,266)
Net realized gain (loss)                                                                           99,028
Realized gain distributions                                                                        89,475
Net change in unrealized appreciation (depreciation)                                               (1,761)
                                                                                      --------------------
Net assets                                                                            $            34,674
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                 16    $            35               1.25%              -4.4%
12/31/2015                   2.22                 18                 39               1.25%               2.3%
12/31/2014                   2.17                 61                132               1.25%              -4.7%
12/31/2013                   2.28                 65                148               1.25%              24.2%
12/31/2012                   1.84                 67                122               1.25%              18.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               1.00%              -4.2%
12/31/2015                   2.29                  0                  0               1.00%               2.6%
12/31/2014                   2.23                  0                  0               1.00%              -4.5%
12/31/2013                   2.34                  0                  0               1.00%              24.5%
12/31/2012                   1.88                  0                  0               1.00%              18.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.75%              -3.9%
12/31/2015                   2.36                  0                  0               0.75%               2.8%
12/31/2014                   2.30                  0                  0               0.75%              -4.2%
12/31/2013                   2.40                  0                  0               0.75%              24.8%
12/31/2012                   1.92                  0                  0               0.75%              18.9%


                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.35                  0    $             0               0.50%              -3.7%
12/31/2015                   2.43                  0                  0               0.50%               3.1%
12/31/2014                   2.36                  0                  0               0.50%              -4.0%
12/31/2013                   2.46                  0                  0               0.50%              25.1%
12/31/2012                   1.97                  0                  0               0.50%              19.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.42                  0    $             0               0.25%              -3.4%
12/31/2015                   2.51                  0                  0               0.25%               3.3%
12/31/2014                   2.43                  0                  0               0.25%              -3.8%
12/31/2013                   2.52                  0                  0               0.25%              25.4%
12/31/2012                   2.01                  0                  0               0.25%              19.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.55                  0    $             0               0.00%              -3.2%
12/31/2015                   2.63                  0                  0               0.00%               3.6%
12/31/2014                   2.54                  0                  0               0.00%              -3.5%
12/31/2013                   2.63                  0                  0               0.00%              25.7%
12/31/2012                   2.09                  0                  0               0.00%              19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.2%
                 2014                                   0.7%
                 2013                                   0.8%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR DIVERSIFIED STOCK FUND T CLASS - 316127703

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      337,952    $      332,539            14,924
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,702)
                                                       ---------------
Net assets                                             $      336,250
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      336,250           280,252    $         1.20
Band 100                                                           --                --              1.21
Band 75                                                            --                --              1.22
Band 50                                                            --                --              1.23
Band 25                                                            --                --              1.24
Band 0                                                             --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $      336,250           280,252
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,128
Mortality & expense charges                                                                        (4,707)
                                                                                           ---------------
Net investment income (loss)                                                                         (579)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,344)
Realized gain distributions                                                                           146
Net change in unrealized appreciation (depreciation)                                               64,224
                                                                                           ---------------
Net gain (loss)                                                                                    56,026
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       55,447
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (579)   $            (2,944)
Net realized gain (loss)                                                    (8,344)               (23,760)
Realized gain distributions                                                    146                 24,504
Net change in unrealized appreciation (depreciation)                        64,224                (36,036)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           55,447                (38,236)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    39,555                330,127
Cost of units redeemed                                                    (143,491)              (395,724)
Account charges                                                               (241)                  (384)
                                                               --------------------   --------------------
Increase (decrease)                                                       (104,177)               (65,981)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (48,730)              (104,217)
Net assets, beginning                                                      384,980                489,197
                                                               --------------------   --------------------
Net assets, ending                                             $           336,250    $           384,980
                                                               ====================   ====================

Units sold                                                                  36,769                304,625
Units redeemed                                                            (124,681)              (370,863)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (87,912)               (66,238)
Units outstanding, beginning                                               368,164                434,402
                                                               --------------------   --------------------
Units outstanding, ending                                                  280,252                368,164
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           854,358
Cost of units redeemed/account charges                                                           (551,874)
Net investment income (loss)                                                                       (1,889)
Net realized gain (loss)                                                                          (31,831)
Realized gain distributions                                                                        62,073
Net change in unrealized appreciation (depreciation)                                                5,413
                                                                                      --------------------
Net assets                                                                            $           336,250
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                280    $           336               1.25%              14.7%
12/31/2015                   1.05                368                385               1.25%              -7.1%
12/31/2014                   1.13                434                489               1.25%               8.9%
12/31/2013                   1.03                  0                  0               1.25%               3.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.00%              15.0%
12/31/2015                   1.05                  0                  0               1.00%              -6.9%
12/31/2014                   1.13                  0                  0               1.00%               9.2%
12/31/2013                   1.03                  0                  0               1.00%               3.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%              15.3%
12/31/2015                   1.06                  0                  0               0.75%              -6.7%
12/31/2014                   1.13                  0                  0               0.75%               9.4%
12/31/2013                   1.03                  0                  0               0.75%               3.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.50%              15.6%
12/31/2015                   1.06                  0                  0               0.50%              -6.4%
12/31/2014                   1.14                  0                  0               0.50%               9.7%
12/31/2013                   1.04                  0                  0               0.50%               3.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%              15.9%
12/31/2015                   1.07                  0                  0               0.25%              -6.2%
12/31/2014                   1.14                  0                  0               0.25%              10.0%
12/31/2013                   1.04                  0                  0               0.25%               3.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.00%              16.2%
12/31/2015                   1.07                  0                  0               0.00%              -6.0%
12/31/2014                   1.14                  0                  0               0.00%              10.2%
12/31/2013                   1.04                  0                  0               0.00%               3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.8%
                 2014                                   1.3%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR DIVERSIFIED STOCK FUND INSTITUTIONAL CLASS - 316127802

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      370,241    $      347,289            15,456
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (63)
                                                       ---------------
Net assets                                             $      370,178
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      370,178           302,672    $         1.22
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.25
Band 25                                                            --                --              1.26
Band 0                                                             --                --              1.27
                                                       ---------------   ---------------
 Total                                                 $      370,178           302,672
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,161
Mortality & expense charges                                                                        (5,975)
                                                                                           ---------------
Net investment income (loss)                                                                         (814)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (41,799)
Realized gain distributions                                                                           121
Net change in unrealized appreciation (depreciation)                                              102,375
                                                                                           ---------------
Net gain (loss)                                                                                    60,697
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       59,883
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (814)   $             1,163
Net realized gain (loss)                                                   (41,799)               (11,183)
Realized gain distributions                                                    121                 34,654
Net change in unrealized appreciation (depreciation)                       102,375                (64,599)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           59,883                (39,965)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    88,057                281,717
Cost of units redeemed                                                    (391,065)              (129,609)
Account charges                                                               (586)                  (732)
                                                               --------------------   --------------------
Increase (decrease)                                                       (303,594)               151,376
                                                               --------------------   --------------------
Net increase (decrease)                                                   (243,711)               111,411
Net assets, beginning                                                      613,889                502,478
                                                               --------------------   --------------------
Net assets, ending                                             $           370,178    $           613,889
                                                               ====================   ====================

Units sold                                                                  80,005                254,694
Units redeemed                                                            (356,870)              (118,124)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (276,865)               136,570
Units outstanding, beginning                                               579,537                442,967
                                                               --------------------   --------------------
Units outstanding, ending                                                  302,672                579,537
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,099,375
Cost of units redeemed/account charges                                                           (761,487)
Net investment income (loss)                                                                        1,193
Net realized gain (loss)                                                                          (53,510)
Realized gain distributions                                                                        61,655
Net change in unrealized appreciation (depreciation)                                               22,952
                                                                                      --------------------
Net assets                                                                            $           370,178
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                303    $           370               1.25%              15.5%
12/31/2015                   1.06                580                614               1.25%              -6.6%
12/31/2014                   1.13                443                502               1.25%               9.6%
12/31/2013                   1.03                  0                  0               1.25%               3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%              15.7%
12/31/2015                   1.06                  0                  0               1.00%              -6.4%
12/31/2014                   1.14                  0                  0               1.00%               9.9%
12/31/2013                   1.04                  0                  0               1.00%               3.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%              16.0%
12/31/2015                   1.07                  0                  0               0.75%              -6.2%
12/31/2014                   1.14                  0                  0               0.75%              10.2%
12/31/2013                   1.04                  0                  0               0.75%               3.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.50%              16.3%
12/31/2015                   1.08                  0                  0               0.50%              -5.9%
12/31/2014                   1.14                  0                  0               0.50%              10.4%
12/31/2013                   1.04                  0                  0               0.50%               3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.25%              16.6%
12/31/2015                   1.08                  0                  0               0.25%              -5.7%
12/31/2014                   1.15                  0                  0               0.25%              10.7%
12/31/2013                   1.04                  0                  0               0.25%               3.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.00%              16.9%
12/31/2015                   1.09                  0                  0               0.00%              -5.4%
12/31/2014                   1.15                  0                  0               0.00%              11.0%
12/31/2013                   1.04                  0                  0               0.00%               3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.5%
                 2014                                   0.8%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR DIVIDEND GROWTH FUND T CLASS - 315805630

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,326,802    $    1,211,500            77,551
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (12,305)
                                                       ---------------
Net assets                                             $    1,314,497
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      916,806           423,020    $         2.17
Band 100                                                      397,691           177,522              2.24
Band 75                                                            --                --              2.32
Band 50                                                            --                --              2.39
Band 25                                                            --                --              2.47
Band 0                                                             --                --              2.60
                                                       ---------------   ---------------
 Total                                                 $    1,314,497           600,542
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,564
Mortality & expense charges                                                                       (14,898)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,334)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            7,247
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               71,921
                                                                                           ---------------
Net gain (loss)                                                                                    79,168
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       76,834
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,334)   $            (5,642)
Net realized gain (loss)                                                     7,247                 49,368
Realized gain distributions                                                     --                 81,622
Net change in unrealized appreciation (depreciation)                        71,921               (156,326)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           76,834                (30,978)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   106,364                234,860
Cost of units redeemed                                                    (160,109)              (238,035)
Account charges                                                               (396)                  (411)
                                                               --------------------   --------------------
Increase (decrease)                                                        (54,141)                (3,586)
                                                               --------------------   --------------------
Net increase (decrease)                                                     22,693                (34,564)
Net assets, beginning                                                    1,291,804              1,326,368
                                                               --------------------   --------------------
Net assets, ending                                             $         1,314,497    $         1,291,804
                                                               ====================   ====================

Units sold                                                                  51,012                117,979
Units redeemed                                                             (76,577)              (119,135)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (25,565)                (1,156)
Units outstanding, beginning                                               626,107                627,263
                                                               --------------------   --------------------
Units outstanding, ending                                                  600,542                626,107
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,842,415
Cost of units redeemed/account charges                                                         (2,035,684)
Net investment income (loss)                                                                      (50,207)
Net realized gain (loss)                                                                          189,887
Realized gain distributions                                                                       252,784
Net change in unrealized appreciation (depreciation)                                              115,302
                                                                                      --------------------
Net assets                                                                            $         1,314,497
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                423    $           917               1.25%               6.0%
12/31/2015                   2.04                440                900               1.25%              -2.4%
12/31/2014                   2.10                425                890               1.25%               9.9%
12/31/2013                   1.91                574              1,095               1.25%              29.2%
12/31/2012                   1.48                513                757               1.25%              16.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                178    $           398               1.00%               6.3%
12/31/2015                   2.11                186                391               1.00%              -2.2%
12/31/2014                   2.15                202                436               1.00%              10.2%
12/31/2013                   1.96                  2                  5               1.00%              29.5%
12/31/2012                   1.51                  2                  3               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32                  0    $             0               0.75%               6.5%
12/31/2015                   2.17                  0                  0               0.75%              -1.9%
12/31/2014                   2.22                  0                  0               0.75%              10.5%
12/31/2013                   2.01                  0                  0               0.75%              29.9%
12/31/2012                   1.55                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.50%               6.8%
12/31/2015                   2.24                  0                  0               0.50%              -1.7%
12/31/2014                   2.28                  0                  0               0.50%              10.7%
12/31/2013                   2.06                  0                  0               0.50%              30.2%
12/31/2012                   1.58                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.25%               7.1%
12/31/2015                   2.31                  0                  0               0.25%              -1.4%
12/31/2014                   2.34                  0                  0               0.25%              11.0%
12/31/2013                   2.11                  0                  0               0.25%              30.5%
12/31/2012                   1.62                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.00%               7.3%
12/31/2015                   2.42                  0                  0               0.00%              -1.2%
12/31/2014                   2.45                  0                  0               0.00%              11.3%
12/31/2013                   2.20                  0                  0               0.00%              30.8%
12/31/2012                   1.68                  0                  0               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.8%
                 2014                                   0.9%
                 2013                                   0.4%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY GROWTH FUND T CLASS - 315805200

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,909,693    $    1,517,791            21,235
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (5,890)
                                                       ---------------
Net assets                                             $    1,903,803
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      617,022           312,278    $         1.98
Band 100                                                       35,665            17,489              2.04
Band 75                                                            --                --              2.10
Band 50                                                     1,251,116           575,981              2.17
Band 25                                                            --                --              2.24
Band 0                                                             --                --              2.31
                                                       ---------------   ---------------
 Total                                                 $    1,903,803           905,748
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (14,311)
                                                                                           ---------------
Net investment income (loss)                                                                      (14,311)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           97,008
Realized gain distributions                                                                       116,644
Net change in unrealized appreciation (depreciation)                                             (220,037)
                                                                                           ---------------
Net gain (loss)                                                                                    (6,385)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (20,696)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (14,311)   $           (16,597)
Net realized gain (loss)                                                    97,008                205,347
Realized gain distributions                                                116,644                 47,777
Net change in unrealized appreciation (depreciation)                      (220,037)              (121,343)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (20,696)               115,184
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   230,856                371,563
Cost of units redeemed                                                    (353,092)              (532,224)
Account charges                                                               (407)                  (326)
                                                               --------------------   --------------------
Increase (decrease)                                                       (122,643)              (160,987)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (143,339)               (45,803)
Net assets, beginning                                                    2,047,142              2,092,945
                                                               --------------------   --------------------
Net assets, ending                                             $         1,903,803    $         2,047,142
                                                               ====================   ====================

Units sold                                                                 124,622                188,995
Units redeemed                                                            (190,130)              (266,407)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (65,508)               (77,412)
Units outstanding, beginning                                               971,256              1,048,668
                                                               --------------------   --------------------
Units outstanding, ending                                                  905,748                971,256
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,552,311
Cost of units redeemed/account charges                                                         (2,694,714)
Net investment income (loss)                                                                     (115,806)
Net realized gain (loss)                                                                          605,689
Realized gain distributions                                                                       164,421
Net change in unrealized appreciation (depreciation)                                              391,902
                                                                                      --------------------
Net assets                                                                            $         1,903,803
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                312    $           617               1.25%              -1.2%
12/31/2015                   2.00                383                765               1.25%               5.2%
12/31/2014                   1.90                397                755               1.25%               9.3%
12/31/2013                   1.74                381                662               1.25%              33.7%
12/31/2012                   1.30                468                608               1.25%              12.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                 17    $            36               1.00%              -0.9%
12/31/2015                   2.06                 16                 32               1.00%               5.4%
12/31/2014                   1.95                 29                 57               1.00%               9.6%
12/31/2013                   1.78                  0                  0               1.00%              34.0%
12/31/2012                   1.33                  0                  0               1.00%              12.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.75%              -0.7%
12/31/2015                   2.12                  0                  0               0.75%               5.7%
12/31/2014                   2.00                  0                  0               0.75%               9.8%
12/31/2013                   1.82                  0                  0               0.75%              34.4%
12/31/2012                   1.36                  0                  0               0.75%              13.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                576    $         1,251               0.50%              -0.4%
12/31/2015                   2.18                573              1,250               0.50%               6.0%
12/31/2014                   2.06                622              1,281               0.50%              10.1%
12/31/2013                   1.87                650              1,216               0.50%              34.7%
12/31/2012                   1.39                674                936               0.50%              13.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.25%              -0.2%
12/31/2015                   2.25                  0                  0               0.25%               6.2%
12/31/2014                   2.11                  0                  0               0.25%              10.4%
12/31/2013                   1.91                  0                  0               0.25%              35.0%
12/31/2012                   1.42                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                  0    $             0               0.00%               0.1%
12/31/2015                   2.31                  0                  0               0.00%               6.5%
12/31/2014                   2.17                  0                  0               0.00%              10.7%
12/31/2013                   1.96                  0                  0               0.00%              35.4%
12/31/2012                   1.45                  0                  0               0.00%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY INCOME FUND T CLASS - 315808204

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      647,106    $      534,841            19,829
                                                                         ===============   ===============
Receivables: investments sold                                     317
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      647,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      304,637           130,318    $         2.34
Band 100                                                       14,172             5,865              2.42
Band 75                                                            --                --              2.50
Band 50                                                       328,614           127,274              2.58
Band 25                                                            --                --              2.67
Band 0                                                             --                --              2.79
                                                       ---------------   ---------------
 Total                                                 $      647,423           263,457
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,100
Mortality & expense charges                                                                        (8,860)
                                                                                           ---------------
Net investment income (loss)                                                                        4,240
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           93,805
Realized gain distributions                                                                        16,888
Net change in unrealized appreciation (depreciation)                                               23,687
                                                                                           ---------------
Net gain (loss)                                                                                   134,380
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      138,620
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,240    $            16,590
Net realized gain (loss)                                                    93,805                 66,574
Realized gain distributions                                                 16,888                 62,546
Net change in unrealized appreciation (depreciation)                        23,687               (201,933)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          138,620                (56,223)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    94,809                143,581
Cost of units redeemed                                                    (513,812)              (277,501)
Account charges                                                               (333)                  (419)
                                                               --------------------   --------------------
Increase (decrease)                                                       (419,336)              (134,339)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (280,716)              (190,562)
Net assets, beginning                                                      928,139              1,118,701
                                                               --------------------   --------------------
Net assets, ending                                             $           647,423    $           928,139
                                                               ====================   ====================

Units sold                                                                  53,117                 67,109
Units redeemed                                                            (236,557)              (125,899)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (183,440)               (58,790)
Units outstanding, beginning                                               446,897                505,687
                                                               --------------------   --------------------
Units outstanding, ending                                                  263,457                446,897
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,347,184
Cost of units redeemed/account charges                                                         (2,272,800)
Net investment income (loss)                                                                       77,275
Net realized gain (loss)                                                                          161,358
Realized gain distributions                                                                       222,141
Net change in unrealized appreciation (depreciation)                                              112,265
                                                                                      --------------------
Net assets                                                                            $           647,423
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                130    $           305               1.25%              15.8%
12/31/2015                   2.02                307                620               1.25%              -5.8%
12/31/2014                   2.14                319                684               1.25%               6.8%
12/31/2013                   2.01                336                674               1.25%              25.7%
12/31/2012                   1.60                360                574               1.25%              15.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.42                  6    $            14               1.00%              16.1%
12/31/2015                   2.08                  8                 17               1.00%              -5.6%
12/31/2014                   2.20                  0                  0               1.00%               7.1%
12/31/2013                   2.06                  0                  0               1.00%              26.0%
12/31/2012                   1.63                  0                  0               1.00%              15.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50                  0    $             0               0.75%              16.4%
12/31/2015                   2.15                  0                  0               0.75%              -5.3%
12/31/2014                   2.27                  0                  0               0.75%               7.3%
12/31/2013                   2.11                  0                  0               0.75%              26.3%
12/31/2012                   1.67                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.58                127    $           329               0.50%              16.7%
12/31/2015                   2.21                132                291               0.50%              -5.1%
12/31/2014                   2.33                187                435               0.50%               7.6%
12/31/2013                   2.17                209                454               0.50%              26.6%
12/31/2012                   1.71                231                395               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               0.25%              17.0%
12/31/2015                   2.28                  0                  0               0.25%              -4.8%
12/31/2014                   2.40                  0                  0               0.25%               7.9%
12/31/2013                   2.22                  0                  0               0.25%              26.9%
12/31/2012                   1.75                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.79                  0    $             0               0.00%              17.3%
12/31/2015                   2.38                  0                  0               0.00%              -4.6%
12/31/2014                   2.50                  0                  0               0.00%               8.1%
12/31/2013                   2.31                  0                  0               0.00%              27.2%
12/31/2012                   1.81                  0                  0               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.6%
                 2014                                   2.0%
                 2013                                   1.8%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND T CLASS - 315792879

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,470,635    $    1,440,254           123,627
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (4,419)
                                                       ---------------
Net assets                                             $    1,466,216
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      849,195           598,184    $         1.42
Band 100                                                      501,088           342,686              1.46
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.55
Band 25                                                            --                --              1.60
Band 0                                                        115,933            70,437              1.65
                                                       ---------------   ---------------
 Total                                                 $    1,466,216         1,011,307
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       20,371
Mortality & expense charges                                                                       (19,828)
                                                                                           ---------------
Net investment income (loss)                                                                          543
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           19,400
Realized gain distributions                                                                        53,024
Net change in unrealized appreciation (depreciation)                                                  823
                                                                                           ---------------
Net gain (loss)                                                                                    73,247
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       73,790
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               543    $             8,728
Net realized gain (loss)                                                    19,400                123,399
Realized gain distributions                                                 53,024                103,998
Net change in unrealized appreciation (depreciation)                           823               (287,931)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           73,790                (51,806)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   191,754                352,350
Cost of units redeemed                                                  (1,450,294)              (960,939)
Account charges                                                               (425)                  (716)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,258,965)              (609,305)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,185,175)              (661,111)
Net assets, beginning                                                    2,651,391              3,312,502
                                                               --------------------   --------------------
Net assets, ending                                             $         1,466,216    $         2,651,391
                                                               ====================   ====================

Units sold                                                                 140,745                255,789
Units redeemed                                                          (1,030,324)              (692,109)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (889,579)              (436,320)
Units outstanding, beginning                                             1,900,886              2,337,206
                                                               --------------------   --------------------
Units outstanding, ending                                                1,011,307              1,900,886
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        19,729,561
Cost of units redeemed/account charges                                                        (20,611,174)
Net investment income (loss)                                                                      195,993
Net realized gain (loss)                                                                        1,140,963
Realized gain distributions                                                                       980,492
Net change in unrealized appreciation (depreciation)                                               30,381
                                                                                      --------------------
Net assets                                                                            $         1,466,216
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                598    $           849               1.25%               4.6%
12/31/2015                   1.36              1,241              1,684               1.25%              -2.4%
12/31/2014                   1.39              1,658              2,305               1.25%               2.8%
12/31/2013                   1.35              3,012              4,071               1.25%               8.9%
12/31/2012                   1.24              5,413              6,719               1.25%               8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                343    $           501               1.00%               4.9%
12/31/2015                   1.39                367                512               1.00%              -2.1%
12/31/2014                   1.42                404                576               1.00%               3.1%
12/31/2013                   1.38                482                666               1.00%               9.2%
12/31/2012                   1.27                528                669               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%               5.1%
12/31/2015                   1.43                  0                  0               0.75%              -1.9%
12/31/2014                   1.46                  0                  0               0.75%               3.3%
12/31/2013                   1.41                  0                  0               0.75%               9.4%
12/31/2012                   1.29                  0                  0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.50%               5.4%
12/31/2015                   1.47                  0                  0               0.50%              -1.6%
12/31/2014                   1.50                  0                  0               0.50%               3.6%
12/31/2013                   1.44                  0                  0               0.50%               9.7%
12/31/2012                   1.32                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.25%               5.6%
12/31/2015                   1.51                  0                  0               0.25%              -1.4%
12/31/2014                   1.53                  0                  0               0.25%               3.9%
12/31/2013                   1.48                  0                  0               0.25%              10.0%
12/31/2012                   1.34                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                 70    $           116               0.00%               5.9%
12/31/2015                   1.55                293                456               0.00%              -1.1%
12/31/2014                   1.57                275                431               0.00%               4.1%
12/31/2013                   1.51                239                361               0.00%              10.3%
12/31/2012                   1.37                564                771               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.3%
                 2014                                   1.1%
                 2013                                   0.7%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND T CLASS - 315792556

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,692,001    $    2,643,996           226,234
                                                                         ===============   ===============
Receivables: investments sold                                     188
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,692,189
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,841,046         1,268,081    $         1.45
Band 100                                                      246,875           165,083              1.50
Band 75                                                            --                --              1.54
Band 50                                                        82,069            51,727              1.59
Band 25                                                            --                --              1.63
Band 0                                                        522,199           310,233              1.68
                                                       ---------------   ---------------
 Total                                                 $    2,692,189         1,795,124
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       34,959
Mortality & expense charges                                                                       (27,989)
                                                                                           ---------------
Net investment income (loss)                                                                        6,970
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (59,717)
Realized gain distributions                                                                        82,738
Net change in unrealized appreciation (depreciation)                                               35,243
                                                                                           ---------------
Net gain (loss)                                                                                    58,264
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       65,234
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,970    $             5,395
Net realized gain (loss)                                                   (59,717)               505,076
Realized gain distributions                                                 82,738                184,000
Net change in unrealized appreciation (depreciation)                        35,243               (746,861)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           65,234                (52,390)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   212,643                495,047
Cost of units redeemed                                                  (2,172,599)            (3,582,569)
Account charges                                                               (768)                (2,083)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,960,724)            (3,089,605)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,895,490)            (3,141,995)
Net assets, beginning                                                    4,587,679              7,729,674
                                                               --------------------   --------------------
Net assets, ending                                             $         2,692,189    $         4,587,679
                                                               ====================   ====================

Units sold                                                                 150,650                388,583
Units redeemed                                                          (1,617,122)            (2,489,010)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,466,472)            (2,100,427)
Units outstanding, beginning                                             3,261,596              5,362,023
                                                               --------------------   --------------------
Units outstanding, ending                                                1,795,124              3,261,596
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        31,302,108
Cost of units redeemed/account charges                                                        (34,425,790)
Net investment income (loss)                                                                      166,755
Net realized gain (loss)                                                                        3,630,219
Realized gain distributions                                                                     1,970,892
Net change in unrealized appreciation (depreciation)                                               48,005
                                                                                      --------------------
Net assets                                                                            $         2,692,189
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45              1,268    $         1,841               1.25%               5.0%
12/31/2015                   1.38              2,628              3,632               1.25%              -2.3%
12/31/2014                   1.42              4,322              6,117               1.25%               3.1%
12/31/2013                   1.37              7,464             10,246               1.25%               9.7%
12/31/2012                   1.25             12,404             15,527               1.25%               8.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                165    $           247               1.00%               5.3%
12/31/2015                   1.42                254                361               1.00%              -2.1%
12/31/2014                   1.45                320                464               1.00%               3.4%
12/31/2013                   1.40                  0                  0               1.00%               9.9%
12/31/2012                   1.28                  0                  0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%               5.6%
12/31/2015                   1.46                  0                  0               0.75%              -1.9%
12/31/2014                   1.49                  0                  0               0.75%               3.6%
12/31/2013                   1.43                  0                  0               0.75%              10.2%
12/31/2012                   1.30                  0                  0               0.75%               9.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                 52    $            82               0.50%               5.8%
12/31/2015                   1.50                 69                103               0.50%              -1.6%
12/31/2014                   1.52                 47                 72               0.50%               3.9%
12/31/2013                   1.47                 89                131               0.50%              10.5%
12/31/2012                   1.33                 58                 77               0.50%               9.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               6.1%
12/31/2015                   1.54                  0                  0               0.25%              -1.4%
12/31/2014                   1.56                  0                  0               0.25%               4.1%
12/31/2013                   1.50                  0                  0               0.25%              10.8%
12/31/2012                   1.35                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                310    $           522               0.00%               6.4%
12/31/2015                   1.58                311                491               0.00%              -1.1%
12/31/2014                   1.60                672              1,076               0.00%               4.4%
12/31/2013                   1.53                696              1,067               0.00%              11.0%
12/31/2012                   1.38                926              1,278               0.00%              10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.1%
                 2014                                   1.2%
                 2013                                   0.7%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND T CLASS - 315792820

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,936,596    $    8,489,860           703,421
                                                                         ===============   ===============
Receivables: investments sold                                   3,895
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    8,940,491
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,761,552         3,985,887    $         1.45
Band 100                                                    2,420,541         1,625,764              1.49
Band 75                                                            --                --              1.53
Band 50                                                       554,271           350,892              1.58
Band 25                                                            --                --              1.63
Band 0                                                        204,127           121,801              1.68
                                                       ---------------   ---------------
 Total                                                 $    8,940,491         6,084,344
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      109,298
Mortality & expense charges                                                                       (95,154)
                                                                                           ---------------
Net investment income (loss)                                                                       14,144
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           79,928
Realized gain distributions                                                                       239,116
Net change in unrealized appreciation (depreciation)                                              (27,248)
                                                                                           ---------------
Net gain (loss)                                                                                   291,796
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      305,940
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            14,144    $            24,330
Net realized gain (loss)                                                    79,928                587,314
Realized gain distributions                                                239,116                386,421
Net change in unrealized appreciation (depreciation)                       (27,248)            (1,235,767)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          305,940               (237,702)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,627,220              1,493,232
Cost of units redeemed                                                  (4,498,548)            (3,449,652)
Account charges                                                             (1,804)                (4,007)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,873,132)            (1,960,427)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,567,192)            (2,198,129)
Net assets, beginning                                                   11,507,683             13,705,812
                                                               --------------------   --------------------
Net assets, ending                                             $         8,940,491    $        11,507,683
                                                               ====================   ====================

Units sold                                                               1,143,003              1,150,378
Units redeemed                                                          (3,315,493)            (2,508,561)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,172,490)            (1,358,183)
Units outstanding, beginning                                             8,256,834              9,615,017
                                                               --------------------   --------------------
Units outstanding, ending                                                6,084,344              8,256,834
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        39,938,916
Cost of units redeemed/account charges                                                        (37,711,415)
Net investment income (loss)                                                                      379,044
Net realized gain (loss)                                                                        2,728,095
Realized gain distributions                                                                     3,159,115
Net change in unrealized appreciation (depreciation)                                              446,736
                                                                                      --------------------
Net assets                                                                            $         8,940,491
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45              3,986    $         5,762               1.25%               5.3%
12/31/2015                   1.37              5,968              8,190               1.25%              -2.4%
12/31/2014                   1.41              7,199             10,119               1.25%               3.3%
12/31/2013                   1.36             10,029             13,647               1.25%              10.9%
12/31/2012                   1.23             14,037             17,222               1.25%               9.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49              1,626    $         2,421               1.00%               5.6%
12/31/2015                   1.41              1,422              2,004               1.00%              -2.1%
12/31/2014                   1.44              1,418              2,042               1.00%               3.6%
12/31/2013                   1.39                916              1,275               1.00%              11.2%
12/31/2012                   1.25              1,023              1,280               1.00%               9.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%               5.9%
12/31/2015                   1.45                  0                  0               0.75%              -1.9%
12/31/2014                   1.48                  0                  0               0.75%               3.8%
12/31/2013                   1.42                  0                  0               0.75%              11.5%
12/31/2012                   1.28                  0                  0               0.75%              10.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                351    $           554               0.50%               6.1%
12/31/2015                   1.49                586                873               0.50%              -1.6%
12/31/2014                   1.51                570                863               0.50%               4.1%
12/31/2013                   1.45                243                353               0.50%              11.7%
12/31/2012                   1.30                219                284               0.50%              10.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               6.4%
12/31/2015                   1.53                  0                  0               0.25%              -1.4%
12/31/2014                   1.55                  0                  0               0.25%               4.3%
12/31/2013                   1.49                  0                  0               0.25%              12.0%
12/31/2012                   1.33                  0                  0               0.25%              10.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                122    $           204               0.00%               6.7%
12/31/2015                   1.57                281                441               0.00%              -1.2%
12/31/2014                   1.59                429                681               0.00%               4.6%
12/31/2013                   1.52                526                800               0.00%              12.3%
12/31/2012                   1.35              1,235              1,671               0.00%              11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.3%
                 2014                                   1.3%
                 2013                                   0.8%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND T CLASS - 315792499

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,544,271    $    5,370,476           441,890
                                                                         ===============   ===============
Receivables: investments sold                                   1,450
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,545,721
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,234,920         2,161,344    $         1.50
Band 100                                                      399,391           259,071              1.54
Band 75                                                            --                --              1.59
Band 50                                                       274,564           167,866              1.64
Band 25                                                            --                --              1.68
Band 0                                                      1,636,846           943,281              1.74
                                                       ---------------   ---------------
 Total                                                 $    5,545,721         3,531,562
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       65,082
Mortality & expense charges                                                                       (48,973)
                                                                                           ---------------
Net investment income (loss)                                                                       16,109
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (73,102)
Realized gain distributions                                                                       166,048
Net change in unrealized appreciation (depreciation)                                               82,333
                                                                                           ---------------
Net gain (loss)                                                                                   175,279
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      191,388
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            16,109    $            20,547
Net realized gain (loss)                                                   (73,102)               426,344
Realized gain distributions                                                166,048                271,456
Net change in unrealized appreciation (depreciation)                        82,333               (857,656)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          191,388               (139,309)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   762,366              1,327,286
Cost of units redeemed                                                  (3,317,269)            (2,775,320)
Account charges                                                             (1,918)                (2,427)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,556,821)            (1,450,461)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,365,433)            (1,589,770)
Net assets, beginning                                                    7,911,154              9,500,924
                                                               --------------------   --------------------
Net assets, ending                                             $         5,545,721    $         7,911,154
                                                               ====================   ====================

Units sold                                                                 532,882                879,003
Units redeemed                                                          (2,387,623)            (1,871,490)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,854,741)              (992,487)
Units outstanding, beginning                                             5,386,303              6,378,790
                                                               --------------------   --------------------
Units outstanding, ending                                                3,531,562              5,386,303
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        29,853,964
Cost of units redeemed/account charges                                                        (30,087,023)
Net investment income (loss)                                                                      200,178
Net realized gain (loss)                                                                        3,118,580
Realized gain distributions                                                                     2,286,227
Net change in unrealized appreciation (depreciation)                                              173,795
                                                                                      --------------------
Net assets                                                                            $         5,545,721
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50              2,161    $         3,235               1.25%               5.5%
12/31/2015                   1.42              3,687              5,232               1.25%              -2.3%
12/31/2014                   1.45              4,654              6,762               1.25%               3.6%
12/31/2013                   1.40              7,226             10,138               1.25%              14.1%
12/31/2012                   1.23             10,735             13,199               1.25%              11.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                259    $           399               1.00%               5.7%
12/31/2015                   1.46                384                560               1.00%              -2.1%
12/31/2014                   1.49                531                790               1.00%               3.8%
12/31/2013                   1.43                  0                  0               1.00%              14.4%
12/31/2012                   1.25                  0                  0               1.00%              11.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%               6.0%
12/31/2015                   1.50                  0                  0               0.75%              -1.8%
12/31/2014                   1.53                  0                  0               0.75%               4.1%
12/31/2013                   1.47                  0                  0               0.75%              14.7%
12/31/2012                   1.28                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                168    $           275               0.50%               6.3%
12/31/2015                   1.54                209                321               0.50%              -1.6%
12/31/2014                   1.56                171                267               0.50%               4.3%
12/31/2013                   1.50                 98                148               0.50%              15.0%
12/31/2012                   1.30                101                131               0.50%              11.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.25%               6.5%
12/31/2015                   1.58                  0                  0               0.25%              -1.4%
12/31/2014                   1.60                  0                  0               0.25%               4.6%
12/31/2013                   1.53                  0                  0               0.25%              15.3%
12/31/2012                   1.33                  0                  0               0.25%              12.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                943    $         1,637               0.00%               6.8%
12/31/2015                   1.62              1,106              1,798               0.00%              -1.1%
12/31/2014                   1.64              1,023              1,681               0.00%               4.9%
12/31/2013                   1.57                946              1,483               0.00%              15.6%
12/31/2012                   1.36              1,361              1,845               0.00%              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.2%
                 2014                                   1.2%
                 2013                                   0.8%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND T CLASS - 315792762

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,265,801    $    7,670,735           621,728
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,032)
                                                       ---------------
Net assets                                             $    8,262,769
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,689,976         3,845,147    $         1.48
Band 100                                                    1,493,787           980,003              1.52
Band 75                                                            --                --              1.57
Band 50                                                       164,476           101,705              1.62
Band 25                                                            --                --              1.67
Band 0                                                        914,530           533,022              1.72
                                                       ---------------   ---------------
 Total                                                 $    8,262,769         5,459,877
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       90,662
Mortality & expense charges                                                                       (86,884)
                                                                                           ---------------
Net investment income (loss)                                                                        3,778
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           78,488
Realized gain distributions                                                                       275,357
Net change in unrealized appreciation (depreciation)                                               (9,913)
                                                                                           ---------------
Net gain (loss)                                                                                   343,932
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      347,710
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,778    $             4,875
Net realized gain (loss)                                                    78,488                669,725
Realized gain distributions                                                275,357                411,119
Net change in unrealized appreciation (depreciation)                        (9,913)            (1,280,940)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          347,710               (195,221)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,050,557              1,587,923
Cost of units redeemed                                                  (3,762,476)            (3,382,921)
Account charges                                                             (2,790)                (4,632)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,714,709)            (1,799,630)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,366,999)            (1,994,851)
Net assets, beginning                                                   10,629,768             12,624,619
                                                               --------------------   --------------------
Net assets, ending                                             $         8,262,769    $        10,629,768
                                                               ====================   ====================

Units sold                                                                 734,189              1,124,397
Units redeemed                                                          (2,716,020)            (2,349,952)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,981,831)            (1,225,555)
Units outstanding, beginning                                             7,441,708              8,667,263
                                                               --------------------   --------------------
Units outstanding, ending                                                5,459,877              7,441,708
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        36,151,587
Cost of units redeemed/account charges                                                        (34,312,864)
Net investment income (loss)                                                                      210,816
Net realized gain (loss)                                                                        2,617,532
Realized gain distributions                                                                     3,000,632
Net change in unrealized appreciation (depreciation)                                              595,066
                                                                                      --------------------
Net assets                                                                            $         8,262,769
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48              3,845    $         5,690               1.25%               6.1%
12/31/2015                   1.39              5,365              7,483               1.25%              -2.4%
12/31/2014                   1.43              6,665              9,522               1.25%               3.6%
12/31/2013                   1.38              8,881             12,244               1.25%              15.5%
12/31/2012                   1.19             11,954             14,265               1.25%              11.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                980    $         1,494               1.00%               6.4%
12/31/2015                   1.43                977              1,400               1.00%              -2.1%
12/31/2014                   1.46                821              1,202               1.00%               3.9%
12/31/2013                   1.41                703                991               1.00%              15.8%
12/31/2012                   1.22                664                808               1.00%              11.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%               6.6%
12/31/2015                   1.47                  0                  0               0.75%              -1.9%
12/31/2014                   1.50                  0                  0               0.75%               4.1%
12/31/2013                   1.44                  0                  0               0.75%              16.1%
12/31/2012                   1.24                  0                  0               0.75%              11.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                102    $           164               0.50%               6.9%
12/31/2015                   1.51                114                172               0.50%              -1.6%
12/31/2014                   1.54                 92                141               0.50%               4.4%
12/31/2013                   1.47                 90                132               0.50%              16.4%
12/31/2012                   1.27                 26                 33               0.50%              12.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.25%               7.2%
12/31/2015                   1.55                  0                  0               0.25%              -1.4%
12/31/2014                   1.58                  0                  0               0.25%               4.7%
12/31/2013                   1.51                  0                  0               0.25%              16.7%
12/31/2012                   1.29                  0                  0               0.25%              12.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                533    $           915               0.00%               7.4%
12/31/2015                   1.60                985              1,574               0.00%              -1.1%
12/31/2014                   1.62              1,089              1,759               0.00%               4.9%
12/31/2013                   1.54                950              1,462               0.00%              17.0%
12/31/2012                   1.32              1,386              1,824               0.00%              12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.1%
                 2014                                   1.1%
                 2013                                   1.0%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND T CLASS - 315792440

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,406,461    $    3,251,026           268,594
                                                                         ===============   ===============
Receivables: investments sold                                   1,999
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,408,460
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,531,060         1,678,669    $         1.51
Band 100                                                      484,497           311,965              1.55
Band 75                                                            --                --              1.60
Band 50                                                        70,132            42,564              1.65
Band 25                                                            --                --              1.70
Band 0                                                        322,771           184,634              1.75
                                                       ---------------   ---------------
 Total                                                 $    3,408,460         2,217,832
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       36,313
Mortality & expense charges                                                                       (37,607)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,294)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (65,726)
Realized gain distributions                                                                       117,665
Net change in unrealized appreciation (depreciation)                                               41,286
                                                                                           ---------------
Net gain (loss)                                                                                    93,225
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       91,931
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,294)   $            (4,020)
Net realized gain (loss)                                                   (65,726)               414,882
Realized gain distributions                                                117,665                202,485
Net change in unrealized appreciation (depreciation)                        41,286               (709,424)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           91,931                (96,077)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   605,903                978,833
Cost of units redeemed                                                  (2,493,001)            (2,371,985)
Account charges                                                             (3,296)                (3,421)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,890,394)            (1,396,573)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,798,463)            (1,492,650)
Net assets, beginning                                                    5,206,923              6,699,573
                                                               --------------------   --------------------
Net assets, ending                                             $         3,408,460    $         5,206,923
                                                               ====================   ====================

Units sold                                                                 413,018                662,696
Units redeemed                                                          (1,795,807)            (1,569,355)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,382,789)              (906,659)
Units outstanding, beginning                                             3,600,621              4,507,280
                                                               --------------------   --------------------
Units outstanding, ending                                                2,217,832              3,600,621
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        19,023,656
Cost of units redeemed/account charges                                                        (19,932,739)
Net investment income (loss)                                                                       68,299
Net realized gain (loss)                                                                        2,360,447
Realized gain distributions                                                                     1,733,362
Net change in unrealized appreciation (depreciation)                                              155,435
                                                                                      --------------------
Net assets                                                                            $         3,408,460
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51              1,679    $         2,531               1.25%               6.5%
12/31/2015                   1.42              2,729              3,865               1.25%              -2.5%
12/31/2014                   1.45              3,337              4,847               1.25%               3.7%
12/31/2013                   1.40              5,443              7,624               1.25%              18.1%
12/31/2012                   1.19              7,260              8,609               1.25%              12.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                312    $           484               1.00%               6.7%
12/31/2015                   1.46                411                597               1.00%              -2.2%
12/31/2014                   1.49                435                648               1.00%               3.9%
12/31/2013                   1.43                  0                  0               1.00%              18.4%
12/31/2012                   1.21                  0                  0               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.75%               7.0%
12/31/2015                   1.50                  0                  0               0.75%              -2.0%
12/31/2014                   1.53                  0                  0               0.75%               4.2%
12/31/2013                   1.46                  0                  0               0.75%              18.7%
12/31/2012                   1.23                  0                  0               0.75%              12.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                 43    $            70               0.50%               7.3%
12/31/2015                   1.54                 32                 49               0.50%              -1.8%
12/31/2014                   1.56                 25                 40               0.50%               4.5%
12/31/2013                   1.50                 19                 28               0.50%              19.0%
12/31/2012                   1.26                 12                 15               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.25%               7.5%
12/31/2015                   1.58                  0                  0               0.25%              -1.5%
12/31/2014                   1.60                  0                  0               0.25%               4.7%
12/31/2013                   1.53                  0                  0               0.25%              19.3%
12/31/2012                   1.28                  0                  0               0.25%              13.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                185    $           323               0.00%               7.8%
12/31/2015                   1.62                429                695               0.00%              -1.3%
12/31/2014                   1.64                710              1,165               0.00%               5.0%
12/31/2013                   1.56                690              1,079               0.00%              19.6%
12/31/2012                   1.31              1,584              2,071               0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.0%
                 2014                                   1.0%
                 2013                                   0.8%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND T CLASS - 315792713

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,948,158    $    4,736,100           362,894
                                                                         ===============   ===============
Receivables: investments sold                                   1,727
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,949,885
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,870,229         1,909,524    $         1.50
Band 100                                                      639,654           413,141              1.55
Band 75                                                            --                --              1.59
Band 50                                                        98,913            60,216              1.64
Band 25                                                            --                --              1.69
Band 0                                                      1,341,089           769,516              1.74
                                                       ---------------   ---------------
 Total                                                 $    4,949,885         3,152,397
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       52,180
Mortality & expense charges                                                                       (43,704)
                                                                                           ---------------
Net investment income (loss)                                                                        8,476
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (51,456)
Realized gain distributions                                                                       176,542
Net change in unrealized appreciation (depreciation)                                               96,815
                                                                                           ---------------
Net gain (loss)                                                                                   221,901
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      230,377
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,476    $             2,766
Net realized gain (loss)                                                   (51,456)               810,356
Realized gain distributions                                                176,542                248,870
Net change in unrealized appreciation (depreciation)                        96,815             (1,113,901)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          230,377                (51,909)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   782,307              1,202,106
Cost of units redeemed                                                  (2,331,272)            (4,160,289)
Account charges                                                             (3,342)                (6,486)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,552,307)            (2,964,669)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,321,930)            (3,016,578)
Net assets, beginning                                                    6,271,815              9,288,393
                                                               --------------------   --------------------
Net assets, ending                                             $         4,949,885    $         6,271,815
                                                               ====================   ====================

Units sold                                                                 546,704                826,107
Units redeemed                                                          (1,692,811)            (2,697,813)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,146,107)            (1,871,706)
Units outstanding, beginning                                             4,298,504              6,170,210
                                                               --------------------   --------------------
Units outstanding, ending                                                3,152,397              4,298,504
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        28,703,884
Cost of units redeemed/account charges                                                        (29,678,253)
Net investment income (loss)                                                                      262,128
Net realized gain (loss)                                                                        2,906,704
Realized gain distributions                                                                     2,543,364
Net change in unrealized appreciation (depreciation)                                              212,058
                                                                                      --------------------
Net assets                                                                            $         4,949,885
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50              1,910    $         2,870               1.25%               6.5%
12/31/2015                   1.41              2,883              4,068               1.25%              -2.5%
12/31/2014                   1.45              3,874              5,604               1.25%               3.6%
12/31/2013                   1.40              6,098              8,512               1.25%              18.5%
12/31/2012                   1.18              8,023              9,455               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                413    $           640               1.00%               6.8%
12/31/2015                   1.45                475                689               1.00%              -2.2%
12/31/2014                   1.48                469                695               1.00%               3.9%
12/31/2013                   1.43                184                263               1.00%              18.7%
12/31/2012                   1.20                165                199               1.00%              12.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%               7.1%
12/31/2015                   1.49                  0                  0               0.75%              -2.0%
12/31/2014                   1.52                  0                  0               0.75%               4.2%
12/31/2013                   1.46                  0                  0               0.75%              19.0%
12/31/2012                   1.23                  0                  0               0.75%              13.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                 60    $            99               0.50%               7.3%
12/31/2015                   1.53                 46                 70               0.50%              -1.7%
12/31/2014                   1.56                 14                 22               0.50%               4.4%
12/31/2013                   1.49                 10                 15               0.50%              19.3%
12/31/2012                   1.25                  5                  6               0.50%              13.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.6%
12/31/2015                   1.57                  0                  0               0.25%              -1.5%
12/31/2014                   1.60                  0                  0               0.25%               4.7%
12/31/2013                   1.52                  0                  0               0.25%              19.6%
12/31/2012                   1.27                  0                  0               0.25%              13.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                770    $         1,341               0.00%               7.9%
12/31/2015                   1.62                894              1,445               0.00%              -1.2%
12/31/2014                   1.64              1,814              2,968               0.00%               4.9%
12/31/2013                   1.56              2,217              3,456               0.00%              19.9%
12/31/2012                   1.30              3,775              4,907               0.00%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.9%
                 2014                                   1.0%
                 2013                                   0.8%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND T CLASS - 315792366

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,521,160    $    2,494,571           239,990
                                                                         ===============   ===============
Receivables: investments sold                                   1,141
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,522,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,147,140           975,219    $         1.18
Band 100                                                      221,514           183,848              1.20
Band 75                                                            --                --              1.23
Band 50                                                        58,004            45,886              1.26
Band 25                                                            --                --              1.29
Band 0                                                      1,095,643           826,084              1.33
                                                       ---------------   ---------------
 Total                                                 $    2,522,301         2,031,037
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       26,952
Mortality & expense charges                                                                       (17,699)
                                                                                           ---------------
Net investment income (loss)                                                                        9,253
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (93,547)
Realized gain distributions                                                                        96,665
Net change in unrealized appreciation (depreciation)                                              138,703
                                                                                           ---------------
Net gain (loss)                                                                                   141,821
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      151,074
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             9,253    $            11,783
Net realized gain (loss)                                                   (93,547)               165,680
Realized gain distributions                                                 96,665                121,434
Net change in unrealized appreciation (depreciation)                       138,703               (344,259)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          151,074                (45,362)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   576,785                719,132
Cost of units redeemed                                                  (1,611,180)            (1,428,944)
Account charges                                                             (2,502)                (2,490)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,036,897)              (712,302)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (885,823)              (757,664)
Net assets, beginning                                                    3,408,124              4,165,788
                                                               --------------------   --------------------
Net assets, ending                                             $         2,522,301    $         3,408,124
                                                               ====================   ====================

Units sold                                                                 508,680                613,167
Units redeemed                                                          (1,414,688)            (1,226,175)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (906,008)              (613,008)
Units outstanding, beginning                                             2,937,045              3,550,053
                                                               --------------------   --------------------
Units outstanding, ending                                                2,031,037              2,937,045
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,374,144
Cost of units redeemed/account charges                                                         (9,216,076)
Net investment income (loss)                                                                       71,847
Net realized gain (loss)                                                                        1,322,303
Realized gain distributions                                                                       943,494
Net change in unrealized appreciation (depreciation)                                               26,589
                                                                                      --------------------
Net assets                                                                            $         2,522,301
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                975    $         1,147               1.25%               6.5%
12/31/2015                   1.10              1,479              1,633               1.25%              -2.5%
12/31/2014                   1.13              2,155              2,441               1.25%               3.7%
12/31/2013                   1.09              3,095              3,381               1.25%              19.1%
12/31/2012                   0.92              3,857              3,537               1.25%              12.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                184    $           222               1.00%               6.8%
12/31/2015                   1.13                152                171               1.00%              -2.3%
12/31/2014                   1.15                139                160               1.00%               4.0%
12/31/2013                   1.11                  7                  8               1.00%              19.4%
12/31/2012                   0.93                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%               7.1%
12/31/2015                   1.15                  0                  0               0.75%              -2.1%
12/31/2014                   1.18                  0                  0               0.75%               4.2%
12/31/2013                   1.13                  0                  0               0.75%              19.7%
12/31/2012                   0.94                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                 46    $            58               0.50%               7.3%
12/31/2015                   1.18                 47                 56               0.50%              -1.8%
12/31/2014                   1.20                 31                 37               0.50%               4.5%
12/31/2013                   1.15                 20                 23               0.50%              20.0%
12/31/2012                   0.96                  9                  9               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.25%               7.6%
12/31/2015                   1.20                  0                  0               0.25%              -1.6%
12/31/2014                   1.22                  0                  0               0.25%               4.8%
12/31/2013                   1.17                  0                  0               0.25%              20.3%
12/31/2012                   0.97                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                826    $         1,096               0.00%               7.9%
12/31/2015                   1.23              1,259              1,548               0.00%              -1.3%
12/31/2014                   1.25              1,225              1,527               0.00%               5.0%
12/31/2013                   1.19              1,113              1,321               0.00%              20.6%
12/31/2012                   0.98              1,213              1,192               0.00%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.0%
                 2014                                   1.1%
                 2013                                   0.9%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND T CLASS - 315792317

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,322,064    $    2,295,711           221,787
                                                                         ===============   ===============
Receivables: investments sold                                   2,268
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,324,332
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      990,487           851,936    $         1.16
Band 100                                                      156,988           131,818              1.19
Band 75                                                            --                --              1.22
Band 50                                                       131,354           105,124              1.25
Band 25                                                            --                --              1.28
Band 0                                                      1,045,503           797,513              1.31
                                                       ---------------   ---------------
 Total                                                 $    2,324,332         1,886,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,473
Mortality & expense charges                                                                       (14,460)
                                                                                           ---------------
Net investment income (loss)                                                                       10,013
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (98,006)
Realized gain distributions                                                                        72,551
Net change in unrealized appreciation (depreciation)                                              118,412
                                                                                           ---------------
Net gain (loss)                                                                                    92,957
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      102,970
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,013    $             8,949
Net realized gain (loss)                                                   (98,006)               170,459
Realized gain distributions                                                 72,551                 97,068
Net change in unrealized appreciation (depreciation)                       118,412               (310,490)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          102,970                (34,014)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   595,569                728,520
Cost of units redeemed                                                  (1,223,138)            (1,326,590)
Account charges                                                             (2,758)                (2,492)
                                                               --------------------   --------------------
Increase (decrease)                                                       (630,327)              (600,562)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (527,357)              (634,576)
Net assets, beginning                                                    2,851,689              3,486,265
                                                               --------------------   --------------------
Net assets, ending                                             $         2,324,332    $         2,851,689
                                                               ====================   ====================

Units sold                                                                 522,706                627,704
Units redeemed                                                          (1,119,614)            (1,158,777)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (596,908)              (531,073)
Units outstanding, beginning                                             2,483,299              3,014,372
                                                               --------------------   --------------------
Units outstanding, ending                                                1,886,391              2,483,299
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         7,948,079
Cost of units redeemed/account charges                                                         (7,241,122)
Net investment income (loss)                                                                       50,910
Net realized gain (loss)                                                                          837,354
Realized gain distributions                                                                       702,758
Net change in unrealized appreciation (depreciation)                                               26,353
                                                                                      --------------------
Net assets                                                                            $         2,324,332
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                852    $           990               1.25%               6.5%
12/31/2015                   1.09              1,247              1,361               1.25%              -2.5%
12/31/2014                   1.12              1,950              2,183               1.25%               3.7%
12/31/2013                   1.08              2,353              2,539               1.25%              19.3%
12/31/2012                   0.90              2,706              2,446               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                132    $           157               1.00%               6.8%
12/31/2015                   1.12                 91                102               1.00%              -2.3%
12/31/2014                   1.14                 63                 72               1.00%               4.0%
12/31/2013                   1.10                 55                 60               1.00%              19.6%
12/31/2012                   0.92                 37                 34               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%               7.1%
12/31/2015                   1.14                  0                  0               0.75%              -2.0%
12/31/2014                   1.16                  0                  0               0.75%               4.3%
12/31/2013                   1.12                  0                  0               0.75%              19.9%
12/31/2012                   0.93                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                105    $           131               0.50%               7.3%
12/31/2015                   1.16                 50                 59               0.50%              -1.8%
12/31/2014                   1.19                 28                 34               0.50%               4.5%
12/31/2013                   1.13                 41                 47               0.50%              20.2%
12/31/2012                   0.94                 25                 24               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%               7.6%
12/31/2015                   1.19                  0                  0               0.25%              -1.5%
12/31/2014                   1.21                  0                  0               0.25%               4.8%
12/31/2013                   1.15                  0                  0               0.25%              20.5%
12/31/2012                   0.96                  0                  0               0.25%              14.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                798    $         1,046               0.00%               7.9%
12/31/2015                   1.22              1,095              1,330               0.00%              -1.3%
12/31/2014                   1.23                973              1,198               0.00%               5.1%
12/31/2013                   1.17                855              1,002               0.00%              20.8%
12/31/2012                   0.97                890                863               0.00%              14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.0%
                 2014                                   1.1%
                 2013                                   0.9%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND T CLASS - 315793794

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      688,827    $      681,285            60,426
                                                                         ===============   ===============
Receivables: investments sold                                     643
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      689,470
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      550,470           368,142    $         1.50
Band 100                                                       24,179            15,962              1.51
Band 75                                                            --                --              1.53
Band 50                                                        25,782            16,584              1.55
Band 25                                                            --                --              1.57
Band 0                                                         89,039            55,805              1.60
                                                       ---------------   ---------------
 Total                                                 $      689,470           456,493
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,137
Mortality & expense charges                                                                        (6,054)
                                                                                           ---------------
Net investment income (loss)                                                                        1,083
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (22,217)
Realized gain distributions                                                                        16,836
Net change in unrealized appreciation (depreciation)                                               40,491
                                                                                           ---------------
Net gain (loss)                                                                                    35,110
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       36,193
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,083    $             1,173
Net realized gain (loss)                                                   (22,217)                11,465
Realized gain distributions                                                 16,836                 12,355
Net change in unrealized appreciation (depreciation)                        40,491                (34,831)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           36,193                 (9,838)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   361,074                354,318
Cost of units redeemed                                                    (256,867)              (231,362)
Account charges                                                             (2,465)                (1,808)
                                                               --------------------   --------------------
Increase (decrease)                                                        101,742                121,148
                                                               --------------------   --------------------
Net increase (decrease)                                                    137,935                111,310
Net assets, beginning                                                      551,535                440,225
                                                               --------------------   --------------------
Net assets, ending                                             $           689,470    $           551,535
                                                               ====================   ====================

Units sold                                                                 263,887                244,393
Units redeemed                                                            (195,847)              (159,778)
                                                               --------------------   --------------------
Net increase (decrease)                                                     68,040                 84,615
Units outstanding, beginning                                               388,453                303,838
                                                               --------------------   --------------------
Units outstanding, ending                                                  456,493                388,453
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,304,031
Cost of units redeemed/account charges                                                           (677,948)
Net investment income (loss)                                                                        3,866
Net realized gain (loss)                                                                            4,682
Realized gain distributions                                                                        47,297
Net change in unrealized appreciation (depreciation)                                                7,542
                                                                                      --------------------
Net assets                                                                            $           689,470
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                368    $           550               1.25%               6.5%
12/31/2015                   1.40                288                404               1.25%              -2.5%
12/31/2014                   1.44                235                338               1.25%               3.7%
12/31/2013                   1.39                128                178               1.25%              20.1%
12/31/2012                   1.16                 27                 31               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                 16    $            24               1.00%               6.8%
12/31/2015                   1.42                 17                 24               1.00%              -2.2%
12/31/2014                   1.45                 21                 31               1.00%               4.0%
12/31/2013                   1.40                  0                  0               1.00%              20.4%
12/31/2012                   1.16                  0                  0               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%               7.0%
12/31/2015                   1.43                  0                  0               0.75%              -2.0%
12/31/2014                   1.46                  0                  0               0.75%               4.2%
12/31/2013                   1.40                  0                  0               0.75%              20.7%
12/31/2012                   1.16                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                 17    $            26               0.50%               7.3%
12/31/2015                   1.45                 13                 18               0.50%              -1.8%
12/31/2014                   1.47                 12                 18               0.50%               4.5%
12/31/2013                   1.41                  6                  8               0.50%              21.0%
12/31/2012                   1.17                  0                  0               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.25%               7.6%
12/31/2015                   1.46                  0                  0               0.25%              -1.5%
12/31/2014                   1.49                  0                  0               0.25%               4.8%
12/31/2013                   1.42                  0                  0               0.25%              21.3%
12/31/2012                   1.17                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                 56    $            89               0.00%               7.8%
12/31/2015                   1.48                 71                105               0.00%              -1.3%
12/31/2014                   1.50                 36                 54               0.00%               5.0%
12/31/2013                   1.43                 14                 19               0.00%              21.6%
12/31/2012                   1.17                  3                  3               0.00%              14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   1.5%
                 2013                                   1.2%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND T CLASS - 315792507

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      269,499    $      273,821            25,221
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (137)
                                                       ---------------
Net assets                                             $      269,362
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      173,127           135,629    $         1.28
Band 100                                                       91,119            69,305              1.31
Band 75                                                            --                --              1.35
Band 50                                                            --                --              1.39
Band 25                                                            --                --              1.44
Band 0                                                          5,116             3,457              1.48
                                                       ---------------   ---------------
 Total                                                 $      269,362           208,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,446
Mortality & expense charges                                                                        (3,467)
                                                                                           ---------------
Net investment income (loss)                                                                          (21)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,871)
Realized gain distributions                                                                         3,788
Net change in unrealized appreciation (depreciation)                                               10,724
                                                                                           ---------------
Net gain (loss)                                                                                     8,641
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,620
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (21)   $               436
Net realized gain (loss)                                                    (5,871)                 3,774
Realized gain distributions                                                  3,788                  7,711
Net change in unrealized appreciation (depreciation)                        10,724                (21,197)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,620                 (9,276)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    32,602                 20,607
Cost of units redeemed                                                    (166,504)              (116,800)
Account charges                                                                (89)                  (165)
                                                               --------------------   --------------------
Increase (decrease)                                                       (133,991)               (96,358)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (125,371)              (105,634)
Net assets, beginning                                                      394,733                500,367
                                                               --------------------   --------------------
Net assets, ending                                             $           269,362    $           394,733
                                                               ====================   ====================

Units sold                                                                  28,429                147,774
Units redeemed                                                            (136,447)              (224,406)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (108,018)               (76,632)
Units outstanding, beginning                                               316,409                393,041
                                                               --------------------   --------------------
Units outstanding, ending                                                  208,391                316,409
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,991,089
Cost of units redeemed/account charges                                                         (2,972,104)
Net investment income (loss)                                                                       14,056
Net realized gain (loss)                                                                          133,800
Realized gain distributions                                                                       106,843
Net change in unrealized appreciation (depreciation)                                               (4,322)
                                                                                      --------------------
Net assets                                                                            $           269,362
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                136    $           173               1.25%               3.3%
12/31/2015                   1.24                210                260               1.25%              -2.3%
12/31/2014                   1.26                285                360               1.25%               1.9%
12/31/2013                   1.24                788                977               1.25%               2.6%
12/31/2012                   1.21                921              1,114               1.25%               4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                 69    $            91               1.00%               3.6%
12/31/2015                   1.27                105                133               1.00%              -2.0%
12/31/2014                   1.30                108                140               1.00%               2.2%
12/31/2013                   1.27                  0                  0               1.00%               2.8%
12/31/2012                   1.23                  0                  0               1.00%               4.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.75%               3.8%
12/31/2015                   1.30                  0                  0               0.75%              -1.8%
12/31/2014                   1.33                  0                  0               0.75%               2.5%
12/31/2013                   1.30                  0                  0               0.75%               3.1%
12/31/2012                   1.26                  0                  0               0.75%               5.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.50%               4.1%
12/31/2015                   1.34                  0                  0               0.50%              -1.5%
12/31/2014                   1.36                  0                  0               0.50%               2.7%
12/31/2013                   1.33                  0                  0               0.50%               3.3%
12/31/2012                   1.28                  0                  0               0.50%               5.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.25%               4.3%
12/31/2015                   1.38                  0                  0               0.25%              -1.3%
12/31/2014                   1.40                  0                  0               0.25%               3.0%
12/31/2013                   1.35                  0                  0               0.25%               3.6%
12/31/2012                   1.31                  0                  0               0.25%               5.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  3    $             5               0.00%               4.6%
12/31/2015                   1.41                  1                  1               0.00%              -1.0%
12/31/2014                   1.43                  0                  0               0.00%               3.2%
12/31/2013                   1.39                  2                  3               0.00%               3.9%
12/31/2012                   1.33                  0                  0               0.00%               5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.3%
                 2014                                   1.3%
                 2013                                   0.7%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR GROWTH & INCOME FUND T CLASS - 315805820

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      313,179    $      302,038            11,760
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (110)
                                                       ---------------
Net assets                                             $      313,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      292,107           128,458    $         2.27
Band 100                                                       20,962             8,918              2.35
Band 75                                                            --                --              2.43
Band 50                                                            --                --              2.51
Band 25                                                            --                --              2.60
Band 0                                                             --                --              2.72
                                                       ---------------   ---------------
 Total                                                 $      313,069           137,376
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,921
Mortality & expense charges                                                                        (3,456)
                                                                                           ---------------
Net investment income (loss)                                                                          465
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,318)
Realized gain distributions                                                                         5,855
Net change in unrealized appreciation (depreciation)                                               36,064
                                                                                           ---------------
Net gain (loss)                                                                                    35,601
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       36,066
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               465    $              (470)
Net realized gain (loss)                                                    (6,318)                22,422
Realized gain distributions                                                  5,855                 18,183
Net change in unrealized appreciation (depreciation)                        36,064                (51,255)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           36,066                (11,120)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    33,860                 75,877
Cost of units redeemed                                                     (49,773)              (129,915)
Account charges                                                               (754)                  (781)
                                                               --------------------   --------------------
Increase (decrease)                                                        (16,667)               (54,819)
                                                               --------------------   --------------------
Net increase (decrease)                                                     19,399                (65,939)
Net assets, beginning                                                      293,670                359,609
                                                               --------------------   --------------------
Net assets, ending                                             $           313,069    $           293,670
                                                               ====================   ====================

Units sold                                                                  16,682                 43,637
Units redeemed                                                             (26,103)               (69,454)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,421)               (25,817)
Units outstanding, beginning                                               146,797                172,614
                                                               --------------------   --------------------
Units outstanding, ending                                                  137,376                146,797
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           827,149
Cost of units redeemed/account charges                                                           (636,154)
Net investment income (loss)                                                                       (4,133)
Net realized gain (loss)                                                                           64,017
Realized gain distributions                                                                        51,049
Net change in unrealized appreciation (depreciation)                                               11,141
                                                                                      --------------------
Net assets                                                                            $           313,069
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                128    $           292               1.25%              13.9%
12/31/2015                   2.00                136                272               1.25%              -4.1%
12/31/2014                   2.08                164                341               1.25%               8.3%
12/31/2013                   1.92                142                273               1.25%              31.0%
12/31/2012                   1.47                102                150               1.25%              16.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.35                  9    $            21               1.00%              14.2%
12/31/2015                   2.06                 11                 22               1.00%              -3.8%
12/31/2014                   2.14                  9                 18               1.00%               8.6%
12/31/2013                   1.97                 12                 24               1.00%              31.3%
12/31/2012                   1.50                 30                 45               1.00%              16.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                  0    $             0               0.75%              14.5%
12/31/2015                   2.12                  0                  0               0.75%              -3.6%
12/31/2014                   2.20                  0                  0               0.75%               8.9%
12/31/2013                   2.02                  0                  0               0.75%              31.7%
12/31/2012                   1.53                  0                  0               0.75%              17.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.51                  0    $             0               0.50%              14.8%
12/31/2015                   2.19                  0                  0               0.50%              -3.3%
12/31/2014                   2.26                  0                  0               0.50%               9.2%
12/31/2013                   2.07                  0                  0               0.50%              32.0%
12/31/2012                   1.57                  0                  0               0.50%              17.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.25%              15.1%
12/31/2015                   2.26                  0                  0               0.25%              -3.1%
12/31/2014                   2.33                  0                  0               0.25%               9.4%
12/31/2013                   2.13                  0                  0               0.25%              32.3%
12/31/2012                   1.61                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.72                  0    $             0               0.00%              15.4%
12/31/2015                   2.36                  0                  0               0.00%              -2.8%
12/31/2014                   2.43                  0                  0               0.00%               9.7%
12/31/2013                   2.21                  0                  0               0.00%              32.7%
12/31/2012                   1.67                  0                  0               0.00%              17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.1%
                 2014                                   1.1%
                 2013                                   0.2%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND T CLASS - 315807206

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      355,627    $      393,677             6,909
                                                                         ===============   ===============
Receivables: investments sold                                      99
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      355,726
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      355,726           173,388    $         2.05
Band 100                                                           --                --              2.12
Band 75                                                            --                --              2.19
Band 50                                                            --                --              2.26
Band 25                                                            --                --              2.33
Band 0                                                             --                --              2.40
                                                       ---------------   ---------------
 Total                                                 $      355,726           173,388
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            --
Mortality & expense charges                                                                       (35,506)
                                                                                           ---------------
Net investment income (loss)                                                                      (35,506)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          101,058
Realized gain distributions                                                                        89,517
Net change in unrealized appreciation (depreciation)                                             (197,725)
                                                                                           ---------------
Net gain (loss)                                                                                    (7,150)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (42,656)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (35,506)   $           (58,410)
Net realized gain (loss)                                                   101,058                124,454
Realized gain distributions                                                 89,517                454,388
Net change in unrealized appreciation (depreciation)                      (197,725)              (353,106)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (42,656)               167,326
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   196,709                567,661
Cost of units redeemed                                                  (4,235,975)              (891,839)
Account charges                                                               (153)                  (291)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,039,419)              (324,469)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,082,075)              (157,143)
Net assets, beginning                                                    4,437,801              4,594,944
                                                               --------------------   --------------------
Net assets, ending                                             $           355,726    $         4,437,801
                                                               ====================   ====================

Units sold                                                                 100,313                309,233
Units redeemed                                                          (2,057,002)              (457,109)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,956,689)              (147,876)
Units outstanding, beginning                                             2,130,077              2,277,953
                                                               --------------------   --------------------
Units outstanding, ending                                                  173,388              2,130,077
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         6,163,045
Cost of units redeemed/account charges                                                         (6,610,278)
Net investment income (loss)                                                                     (169,440)
Net realized gain (loss)                                                                          466,416
Realized gain distributions                                                                       544,033
Net change in unrealized appreciation (depreciation)                                              (38,050)
                                                                                      --------------------
Net assets                                                                            $           355,726
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                173    $           356               1.25%              -1.5%
12/31/2015                   2.08              2,124              4,424               1.25%               3.3%
12/31/2014                   2.02              2,263              4,564               1.25%              10.1%
12/31/2013                   1.83                285                522               1.25%              34.6%
12/31/2012                   1.36                296                403               1.25%              17.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               1.00%              -1.3%
12/31/2015                   2.14                  6                 13               1.00%               3.6%
12/31/2014                   2.07                 15                 31               1.00%              10.3%
12/31/2013                   1.88                  0                  0               1.00%              34.9%
12/31/2012                   1.39                  0                  0               1.00%              17.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.75%              -1.0%
12/31/2015                   2.21                  0                  0               0.75%               3.8%
12/31/2014                   2.13                  0                  0               0.75%              10.6%
12/31/2013                   1.92                  0                  0               0.75%              35.3%
12/31/2012                   1.42                  0                  0               0.75%              17.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                  0    $             0               0.50%              -0.8%
12/31/2015                   2.27                  0                  0               0.50%               4.1%
12/31/2014                   2.18                  0                  0               0.50%              10.9%
12/31/2013                   1.97                  0                  0               0.50%              35.6%
12/31/2012                   1.45                  0                  0               0.50%              18.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                  0    $             0               0.25%              -0.5%
12/31/2015                   2.34                  0                  0               0.25%               4.3%
12/31/2014                   2.24                  0                  0               0.25%              11.2%
12/31/2013                   2.02                  0                  0               0.25%              36.0%
12/31/2012                   1.48                  0                  0               0.25%              18.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40                  0    $             0               0.00%              -0.3%
12/31/2015                   2.41                  0                  0               0.00%               4.6%
12/31/2014                   2.30                  0                  0               0.00%              11.4%
12/31/2013                   2.07                  0                  0               0.00%              36.3%
12/31/2012                   1.52                  0                  0               0.00%              18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
FIDELITY ADVISOR INTERNATIONAL CAPITAL APP FUND T CLASS - 315920827 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.62
Band 100                                                           --                --              1.67
Band 75                                                            --                --              1.73
Band 50                                                            --                --              1.78
Band 25                                                            --                --              1.84
Band 0                                                             --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,621
Cost of units redeemed/account charges                                                             (1,918)
Net investment income (loss)                                                                          (82)
Net realized gain (loss)                                                                             (492)
Realized gain distributions                                                                           871
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               1.25%              -4.9%
12/31/2015                   1.70                  0                  0               1.25%               1.2%
12/31/2014                   1.68                  0                  0               1.25%               1.1%
12/31/2013                   1.67                  0                  0               1.25%              19.5%
12/31/2012                   1.39                  1                  1               1.25%              23.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               1.00%              -4.7%
12/31/2015                   1.75                  0                  0               1.00%               1.5%
12/31/2014                   1.73                  0                  0               1.00%               1.3%
12/31/2013                   1.71                  0                  0               1.00%              19.8%
12/31/2012                   1.42                  0                  0               1.00%              24.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.75%              -4.4%
12/31/2015                   1.81                  0                  0               0.75%               1.7%
12/31/2014                   1.77                  0                  0               0.75%               1.6%
12/31/2013                   1.75                  0                  0               0.75%              20.1%
12/31/2012                   1.45                  0                  0               0.75%              24.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%              -4.2%
12/31/2015                   1.86                  0                  0               0.50%               2.0%
12/31/2014                   1.82                  0                  0               0.50%               1.8%
12/31/2013                   1.79                  0                  0               0.50%              20.4%
12/31/2012                   1.49                  0                  0               0.50%              24.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%              -4.0%
12/31/2015                   1.91                  0                  0               0.25%               2.2%
12/31/2014                   1.87                  0                  0               0.25%               2.1%
12/31/2013                   1.83                  0                  0               0.25%              20.7%
12/31/2012                   1.52                  0                  0               0.25%              25.1%

                                                             BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.00%              -3.7%
12/31/2015                   1.97                  0                  0               0.00%               2.5%
12/31/2014                   1.92                  0                  0               0.00%               2.3%
12/31/2013                   1.88                  0                  0               0.00%              21.0%
12/31/2012                   1.55                  0                  0               0.00%              25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND T CLASS - 315805416

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,446,061    $    3,194,937            72,439
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (857)
                                                       ---------------
Net assets                                             $    3,445,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,674,772         1,578,186    $         1.69
Band 100                                                      107,471            61,817              1.74
Band 75                                                            --                --              1.78
Band 50                                                         1,564               855              1.83
Band 25                                                            --                --              1.88
Band 0                                                        661,397           343,570              1.93
                                                       ---------------   ---------------
 Total                                                 $    3,445,204         1,984,428
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,252
Mortality & expense charges                                                                       (38,613)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,361)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          216,699
Realized gain distributions                                                                       543,621
Net change in unrealized appreciation (depreciation)                                             (468,246)
                                                                                           ---------------
Net gain (loss)                                                                                   292,074
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      266,713
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,361)   $           (43,399)
Net realized gain (loss)                                                   216,699                691,341
Realized gain distributions                                                543,621                     --
Net change in unrealized appreciation (depreciation)                      (468,246)              (925,160)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          266,713               (277,218)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   655,584                800,178
Cost of units redeemed                                                  (1,456,488)            (1,961,432)
Account charges                                                             (2,863)                (3,719)
                                                               --------------------   --------------------
Increase (decrease)                                                       (803,767)            (1,164,973)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (537,054)            (1,442,191)
Net assets, beginning                                                    3,982,258              5,424,449
                                                               --------------------   --------------------
Net assets, ending                                             $         3,445,204    $         3,982,258
                                                               ====================   ====================

Units sold                                                                 418,740                612,919
Units redeemed                                                            (919,521)            (1,284,244)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (500,781)              (671,325)
Units outstanding, beginning                                             2,485,209              3,156,534
                                                               --------------------   --------------------
Units outstanding, ending                                                1,984,428              2,485,209
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        13,855,820
Cost of units redeemed/account charges                                                        (13,712,913)
Net investment income (loss)                                                                     (291,842)
Net realized gain (loss)                                                                        2,769,931
Realized gain distributions                                                                       573,084
Net change in unrealized appreciation (depreciation)                                              251,124
                                                                                      --------------------
Net assets                                                                            $         3,445,204
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69              1,578    $         2,675               1.25%               7.5%
12/31/2015                   1.58              2,113              3,332               1.25%              -7.2%
12/31/2014                   1.70              2,779              4,722               1.25%               3.8%
12/31/2013                   1.64              3,117              5,103               1.25%              34.4%
12/31/2012                   1.22              3,031              3,690               1.25%              27.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                 62    $           107               1.00%               7.7%
12/31/2015                   1.61                 58                 94               1.00%              -6.9%
12/31/2014                   1.73                 54                 94               1.00%               4.1%
12/31/2013                   1.67                 33                 55               1.00%              34.8%
12/31/2012                   1.24                  0                  0               1.00%              27.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.75%               8.0%
12/31/2015                   1.65                  0                  0               0.75%              -6.7%
12/31/2014                   1.77                  0                  0               0.75%               4.3%
12/31/2013                   1.70                  0                  0               0.75%              35.1%
12/31/2012                   1.26                  0                  0               0.75%              28.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  1    $             2               0.50%               8.3%
12/31/2015                   1.69                  1                  2               0.50%              -6.5%
12/31/2014                   1.81                  1                  2               0.50%               4.6%
12/31/2013                   1.73                  1                  2               0.50%              35.5%
12/31/2012                   1.28                  0                  0               0.50%              28.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.25%               8.5%
12/31/2015                   1.73                  0                  0               0.25%              -6.2%
12/31/2014                   1.84                  0                  0               0.25%               4.8%
12/31/2013                   1.76                  0                  0               0.25%              35.8%
12/31/2012                   1.30                  0                  0               0.25%              28.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                344    $           661               0.00%               8.8%
12/31/2015                   1.77                314                555               0.00%              -6.0%
12/31/2014                   1.88                322                606               0.00%               5.1%
12/31/2013                   1.79                416                746               0.00%              36.1%
12/31/2012                   1.32                467                614               0.00%              29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.2%
                 2014                                   0.3%
                 2013                                   0.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,391,032    $    1,434,084            27,345
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (59,056)
                                                       ---------------
Net assets                                             $    1,331,976
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,331,976           767,858    $         1.73
Band 100                                                           --                --              1.78
Band 75                                                            --                --              1.83
Band 50                                                            --                --              1.87
Band 25                                                            --                --              1.92
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $    1,331,976           767,858
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,424
Mortality & expense charges                                                                       (20,200)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,776)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           48,412
Realized gain distributions                                                                       202,364
Net change in unrealized appreciation (depreciation)                                             (127,057)
                                                                                           ---------------
Net gain (loss)                                                                                   123,719
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      111,943
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,776)   $           (13,723)
Net realized gain (loss)                                                    48,412                 76,729
Realized gain distributions                                                202,364                     --
Net change in unrealized appreciation (depreciation)                      (127,057)              (214,047)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          111,943               (151,041)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   361,974                818,768
Cost of units redeemed                                                  (1,147,766)              (407,883)
Account charges                                                               (786)                  (981)
                                                               --------------------   --------------------
Increase (decrease)                                                       (786,578)               409,904
                                                               --------------------   --------------------
Net increase (decrease)                                                   (674,635)               258,863
Net assets, beginning                                                    2,006,611              1,747,748
                                                               --------------------   --------------------
Net assets, ending                                             $         1,331,976    $         2,006,611
                                                               ====================   ====================

Units sold                                                                 231,194                479,045
Units redeemed                                                            (709,075)              (243,042)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (477,881)               236,003
Units outstanding, beginning                                             1,245,739              1,009,736
                                                               --------------------   --------------------
Units outstanding, ending                                                  767,858              1,245,739
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,693,366
Cost of units redeemed/account charges                                                         (8,217,042)
Net investment income (loss)                                                                     (141,450)
Net realized gain (loss)                                                                          794,988
Realized gain distributions                                                                       245,166
Net change in unrealized appreciation (depreciation)                                              (43,052)
                                                                                      --------------------
Net assets                                                                            $         1,331,976
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                768    $         1,332               1.25%               7.7%
12/31/2015                   1.61              1,246              2,007               1.25%              -6.9%
12/31/2014                   1.73              1,010              1,748               1.25%               4.0%
12/31/2013                   1.66                631              1,049               1.25%              34.8%
12/31/2012                   1.23                977              1,206               1.25%              27.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               1.00%               8.0%
12/31/2015                   1.65                  0                  0               1.00%              -6.7%
12/31/2014                   1.77                  0                  0               1.00%               4.3%
12/31/2013                   1.69                  0                  0               1.00%              35.1%
12/31/2012                   1.25                  0                  0               1.00%              28.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%               8.2%
12/31/2015                   1.69                  0                  0               0.75%              -6.5%
12/31/2014                   1.80                  0                  0               0.75%               4.6%
12/31/2013                   1.72                  0                  0               0.75%              35.4%
12/31/2012                   1.27                  0                  0               0.75%              28.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.50%               8.5%
12/31/2015                   1.73                  0                  0               0.50%              -6.2%
12/31/2014                   1.84                  0                  0               0.50%               4.8%
12/31/2013                   1.76                  0                  0               0.50%              35.8%
12/31/2012                   1.29                  0                  0               0.50%              28.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.25%               8.8%
12/31/2015                   1.77                  0                  0               0.25%              -6.0%
12/31/2014                   1.88                  0                  0               0.25%               5.1%
12/31/2013                   1.79                  0                  0               0.25%              36.1%
12/31/2012                   1.31                  0                  0               0.25%              29.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%               9.0%
12/31/2015                   1.81                  0                  0               0.00%              -5.8%
12/31/2014                   1.92                  0                  0               0.00%               5.3%
12/31/2013                   1.82                  0                  0               0.00%              36.5%
12/31/2012                   1.33                  0                  0               0.00%              29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.5%
                 2014                                   0.6%
                 2013                                   0.3%
                 2012                                   0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,110,926    $    5,236,144           193,802
                                                                         ===============   ===============
Receivables: investments sold                                  13,211
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,124,137
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,124,137         2,636,638    $         1.94
Band 100                                                           --                --              1.98
Band 75                                                            --                --              2.01
Band 50                                                            --                --              2.04
Band 25                                                            --                --              2.08
Band 0                                                             --                --              2.11
                                                       ---------------   ---------------
 Total                                                 $    5,124,137         2,636,638
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,698
Mortality & expense charges                                                                       (59,565)
                                                                                           ---------------
Net investment income (loss)                                                                      (52,867)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           57,119
Realized gain distributions                                                                       228,935
Net change in unrealized appreciation (depreciation)                                              (14,972)
                                                                                           ---------------
Net gain (loss)                                                                                   271,082
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      218,215
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (52,867)   $           (57,299)
Net realized gain (loss)                                                    57,119                312,689
Realized gain distributions                                                228,935                232,025
Net change in unrealized appreciation (depreciation)                       (14,972)              (530,117)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          218,215                (42,702)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,032,787              3,623,490
Cost of units redeemed                                                  (1,281,927)            (2,301,081)
Account charges                                                               (897)                  (799)
                                                               --------------------   --------------------
Increase (decrease)                                                       (250,037)             1,321,610
                                                               --------------------   --------------------
Net increase (decrease)                                                    (31,822)             1,278,908
Net assets, beginning                                                    5,155,959              3,877,051
                                                               --------------------   --------------------
Net assets, ending                                             $         5,124,137    $         5,155,959
                                                               ====================   ====================

Units sold                                                                 541,095              1,918,499
Units redeemed                                                            (688,777)            (1,252,003)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (147,682)               666,496
Units outstanding, beginning                                             2,784,320              2,117,824
                                                               --------------------   --------------------
Units outstanding, ending                                                2,636,638              2,784,320
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,998,307
Cost of units redeemed/account charges                                                         (6,275,125)
Net investment income (loss)                                                                     (228,239)
Net realized gain (loss)                                                                          612,256
Realized gain distributions                                                                     1,142,156
Net change in unrealized appreciation (depreciation)                                             (125,218)
                                                                                      --------------------
Net assets                                                                            $         5,124,137
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94              2,637    $         5,124               1.25%               4.9%
12/31/2015                   1.85              2,784              5,156               1.25%               1.2%
12/31/2014                   1.83              2,118              3,877               1.25%               7.8%
12/31/2013                   1.70              2,063              3,502               1.25%              30.7%
12/31/2012                   1.30              1,705              2,214               1.25%              14.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               1.00%               5.2%
12/31/2015                   1.88                  0                  0               1.00%               1.4%
12/31/2014                   1.85                  0                  0               1.00%               8.1%
12/31/2013                   1.71                  0                  0               1.00%              31.0%
12/31/2012                   1.31                  0                  0               1.00%              14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.75%               5.5%
12/31/2015                   1.90                  0                  0               0.75%               1.7%
12/31/2014                   1.87                  0                  0               0.75%               8.4%
12/31/2013                   1.73                  0                  0               0.75%              31.4%
12/31/2012                   1.32                  0                  0               0.75%              15.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.50%               5.7%
12/31/2015                   1.93                  0                  0               0.50%               1.9%
12/31/2014                   1.89                  0                  0               0.50%               8.7%
12/31/2013                   1.74                  0                  0               0.50%              31.7%
12/31/2012                   1.32                  0                  0               0.50%              15.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%               6.0%
12/31/2015                   1.96                  0                  0               0.25%               2.2%
12/31/2014                   1.92                  0                  0               0.25%               8.9%
12/31/2013                   1.76                  0                  0               0.25%              32.0%
12/31/2012                   1.33                  0                  0               0.25%              15.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.00%               6.3%
12/31/2015                   1.99                  0                  0               0.00%               2.4%
12/31/2014                   1.94                  0                  0               0.00%               9.2%
12/31/2013                   1.78                  0                  0               0.00%              32.4%
12/31/2012                   1.34                  0                  0               0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.1%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND T CLASS - 316071307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,159,022    $    5,812,182           239,502
                                                                         ===============   ===============
Receivables: investments sold                                   3,369
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,162,391
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,072,631         1,821,127    $         2.24
Band 100                                                    2,089,760           907,687              2.30
Band 75                                                            --                --              2.37
Band 50                                                            --                --              2.44
Band 25                                                            --                --              2.51
Band 0                                                             --                --              2.59
                                                       ---------------   ---------------
 Total                                                 $    6,162,391         2,728,814
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          626
Mortality & expense charges                                                                       (86,275)
                                                                                           ---------------
Net investment income (loss)                                                                      (85,649)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          224,060
Realized gain distributions                                                                       310,562
Net change in unrealized appreciation (depreciation)                                             (158,331)
                                                                                           ---------------
Net gain (loss)                                                                                   376,291
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      290,642
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (85,649)   $          (101,018)
Net realized gain (loss)                                                   224,060                427,364
Realized gain distributions                                                310,562                364,621
Net change in unrealized appreciation (depreciation)                      (158,331)              (603,825)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          290,642                 87,142
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,188,889              2,055,671
Cost of units redeemed                                                  (3,810,436)            (2,457,523)
Account charges                                                               (657)                (1,982)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,622,204)              (403,834)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,331,562)              (316,692)
Net assets, beginning                                                    8,493,953              8,810,645
                                                               --------------------   --------------------
Net assets, ending                                             $         6,162,391    $         8,493,953
                                                               ====================   ====================

Units sold                                                                 562,582              1,002,621
Units redeemed                                                          (1,776,389)            (1,191,246)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,213,807)              (188,625)
Units outstanding, beginning                                             3,942,621              4,131,246
                                                               --------------------   --------------------
Units outstanding, ending                                                2,728,814              3,942,621
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        19,716,380
Cost of units redeemed/account charges                                                        (18,017,283)
Net investment income (loss)                                                                     (618,951)
Net realized gain (loss)                                                                        2,074,227
Realized gain distributions                                                                     2,661,178
Net change in unrealized appreciation (depreciation)                                              346,840
                                                                                      --------------------
Net assets                                                                            $         6,162,391
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24              1,821    $         4,073               1.25%               4.7%
12/31/2015                   2.14              2,942              6,285               1.25%               0.9%
12/31/2014                   2.12              3,143              6,655               1.25%               7.6%
12/31/2013                   1.97              5,362             10,550               1.25%              30.4%
12/31/2012                   1.51              4,848              7,314               1.25%              14.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                908    $         2,090               1.00%               5.0%
12/31/2015                   2.19                940              2,062               1.00%               1.1%
12/31/2014                   2.17                937              2,032               1.00%               7.9%
12/31/2013                   2.01                 18                 36               1.00%              30.7%
12/31/2012                   1.54                 31                 48               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.37                  0    $             0               0.75%               5.2%
12/31/2015                   2.25                  0                  0               0.75%               1.4%
12/31/2014                   2.22                  0                  0               0.75%               8.2%
12/31/2013                   2.05                  0                  0               0.75%              31.1%
12/31/2012                   1.57                  0                  0               0.75%              14.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.50%               5.5%
12/31/2015                   2.31                  0                  0               0.50%               1.6%
12/31/2014                   2.28                  0                  0               0.50%               8.4%
12/31/2013                   2.10                  0                  0               0.50%              31.4%
12/31/2012                   1.60                  0                  0               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.51                  0    $             0               0.25%               5.7%
12/31/2015                   2.38                  0                  0               0.25%               1.9%
12/31/2014                   2.33                  0                  0               0.25%               8.7%
12/31/2013                   2.14                  0                  0               0.25%              31.7%
12/31/2012                   1.63                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.00%               6.0%
12/31/2015                   2.44                 60                146               0.00%               2.1%
12/31/2014                   2.39                 52                123               0.00%               9.0%
12/31/2013                   2.19                 38                 83               0.00%              32.1%
12/31/2012                   1.66                153                254               0.00%              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR OVERSEAS FUND T CLASS - 315918102 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.51
Band 100                                                           --                --              1.56
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.71
Band 0                                                             --                --              1.77
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            20,383
Cost of units redeemed/account charges                                                            (22,490)
Net investment income (loss)                                                                         (921)
Net realized gain (loss)                                                                           (3,258)
Realized gain distributions                                                                         6,286
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               1.25%              -7.0%
12/31/2015                   1.62                  0                  0               1.25%               2.1%
12/31/2014                   1.59                  0                  0               1.25%              -9.9%
12/31/2013                   1.76                  0                  0               1.25%              28.9%
12/31/2012                   1.37                  0                  0               1.25%              19.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               1.00%              -6.7%
12/31/2015                   1.67                  0                  0               1.00%               2.4%
12/31/2014                   1.63                  0                  0               1.00%              -9.7%
12/31/2013                   1.80                  0                  0               1.00%              29.2%
12/31/2012                   1.40                  0                  0               1.00%              19.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%              -6.5%
12/31/2015                   1.72                  0                  0               0.75%               2.6%
12/31/2014                   1.67                  0                  0               0.75%              -9.4%
12/31/2013                   1.85                  0                  0               0.75%              29.5%
12/31/2012                   1.43                  0                  0               0.75%              19.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%              -6.3%
12/31/2015                   1.77                  0                  0               0.50%               2.9%
12/31/2014                   1.72                  0                  0               0.50%              -9.2%
12/31/2013                   1.89                  0                  0               0.50%              29.8%
12/31/2012                   1.46                  0                  0               0.50%              19.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.25%              -6.0%
12/31/2015                   1.82                  0                  0               0.25%               3.1%
12/31/2014                   1.76                  0                  0               0.25%              -9.0%
12/31/2013                   1.94                  0                  0               0.25%              30.2%
12/31/2012                   1.49                  0                  0               0.25%              20.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.00%              -5.8%
12/31/2015                   1.87                  0                  0               0.00%               3.4%
12/31/2014                   1.81                  0                  0               0.00%              -8.8%
12/31/2013                   1.99                  0                  0               0.00%              30.5%
12/31/2012                   1.52                  0                  0               0.00%              20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND I CLASS - 315918292

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,178,396    $    1,161,133            52,700
                                                                         ===============   ===============
Receivables: investments sold                                  13,166
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,191,562
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,191,562           932,440    $         1.28
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.30
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.31
Band 0                                                             --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $    1,191,562           932,440
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       20,328
Mortality & expense charges                                                                       (12,255)
                                                                                           ---------------
Net investment income (loss)                                                                        8,073
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              177
Realized gain distributions                                                                        57,080
Net change in unrealized appreciation (depreciation)                                               19,335
                                                                                           ---------------
Net gain (loss)                                                                                    76,592
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       84,665
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,073    $             1,764
Net realized gain (loss)                                                       177                    892
Realized gain distributions                                                 57,080                  5,861
Net change in unrealized appreciation (depreciation)                        19,335                 (3,407)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           84,665                  5,110
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   890,900                377,897
Cost of units redeemed                                                    (116,530)               (93,578)
Account charges                                                               (610)                  (240)
                                                               --------------------   --------------------
Increase (decrease)                                                        773,760                284,079
                                                               --------------------   --------------------
Net increase (decrease)                                                    858,425                289,189
Net assets, beginning                                                      333,137                 43,948
                                                               --------------------   --------------------
Net assets, ending                                             $         1,191,562    $           333,137
                                                               ====================   ====================

Units sold                                                                 830,918                313,826
Units redeemed                                                            (170,181)               (78,770)
                                                               --------------------   --------------------
Net increase (decrease)                                                    660,737                235,056
Units outstanding, beginning                                               271,703                 36,647
                                                               --------------------   --------------------
Units outstanding, ending                                                  932,440                271,703
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,319,243
Cost of units redeemed/account charges                                                           (221,015)
Net investment income (loss)                                                                       10,175
Net realized gain (loss)                                                                              974
Realized gain distributions                                                                        64,922
Net change in unrealized appreciation (depreciation)                                               17,263
                                                                                      --------------------
Net assets                                                                            $         1,191,562
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/14/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                932    $         1,192               1.25%               4.2%
12/31/2015                   1.23                272                333               1.25%               2.2%
12/31/2014                   1.20                 37                 44               1.25%              19.9%


                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%               4.5%
12/31/2015                   1.23                  0                  0               1.00%               2.5%
12/31/2014                   1.20                  0                  0               1.00%              20.2%


                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.75%               4.7%
12/31/2015                   1.24                  0                  0               0.75%               2.8%
12/31/2014                   1.20                  0                  0               0.75%              20.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%               5.0%
12/31/2015                   1.24                  0                  0               0.50%               3.0%
12/31/2014                   1.21                  0                  0               0.50%              20.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               5.3%
12/31/2015                   1.25                  0                  0               0.25%               3.3%
12/31/2014                   1.21                  0                  0               0.25%              21.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.00%               5.5%
12/31/2015                   1.25                  0                  0               0.00%               3.5%
12/31/2014                   1.21                  0                  0               0.00%              21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   2.3%
                 2014                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND T CLASS - 315918318

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      412,253    $      420,103            18,649
                                                                         ===============   ===============
Receivables: investments sold                                   5,680
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      417,933
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      417,933           268,614    $         1.56
Band 100                                                           --                --              1.58
Band 75                                                            --                --              1.60
Band 50                                                            --                --              1.62
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $      417,933           268,614
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,653
Mortality & expense charges                                                                        (5,271)
                                                                                           ---------------
Net investment income (loss)                                                                          382
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           17,491
Realized gain distributions                                                                        20,922
Net change in unrealized appreciation (depreciation)                                              (21,121)
                                                                                           ---------------
Net gain (loss)                                                                                    17,292
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       17,674
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               382    $              (586)
Net realized gain (loss)                                                    17,491                  6,889
Realized gain distributions                                                 20,922                  9,809
Net change in unrealized appreciation (depreciation)                       (21,121)                (7,859)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           17,674                  8,253
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   226,339                 97,778
Cost of units redeemed                                                    (213,225)               (71,720)
Account charges                                                               (590)                  (354)
                                                               --------------------   --------------------
Increase (decrease)                                                         12,524                 25,704
                                                               --------------------   --------------------
Net increase (decrease)                                                     30,198                 33,957
Net assets, beginning                                                      387,735                353,778
                                                               --------------------   --------------------
Net assets, ending                                             $           417,933    $           387,735
                                                               ====================   ====================

Units sold                                                                 244,319                 66,883
Units redeemed                                                            (234,162)               (48,409)
                                                               --------------------   --------------------
Net increase (decrease)                                                     10,157                 18,474
Units outstanding, beginning                                               258,457                239,983
                                                               --------------------   --------------------
Units outstanding, ending                                                  268,614                258,457
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           762,801
Cost of units redeemed/account charges                                                           (453,270)
Net investment income (loss)                                                                         (133)
Net realized gain (loss)                                                                           60,867
Realized gain distributions                                                                        55,518
Net change in unrealized appreciation (depreciation)                                               (7,850)
                                                                                      --------------------
Net assets                                                                            $           417,933
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                269    $           418               1.25%               3.7%
12/31/2015                   1.50                258                388               1.25%               1.8%
12/31/2014                   1.47                240                354               1.25%              27.6%
12/31/2013                   1.16                162                187               1.25%               0.0%
12/31/2012                   1.16                135                156               1.25%              16.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               1.00%               4.0%
12/31/2015                   1.52                  0                  0               1.00%               2.0%
12/31/2014                   1.49                  0                  0               1.00%              27.9%
12/31/2013                   1.16                  0                  0               1.00%               0.3%
12/31/2012                   1.16                  0                  0               1.00%              16.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.75%               4.2%
12/31/2015                   1.53                  0                  0               0.75%               2.3%
12/31/2014                   1.50                  0                  0               0.75%              28.2%
12/31/2013                   1.17                  0                  0               0.75%               0.5%
12/31/2012                   1.16                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.50%               4.5%
12/31/2015                   1.55                  0                  0               0.50%               2.5%
12/31/2014                   1.51                  0                  0               0.50%              28.6%
12/31/2013                   1.18                  0                  0               0.50%               0.8%
12/31/2012                   1.17                  0                  0               0.50%              17.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               4.8%
12/31/2015                   1.57                  0                  0               0.25%               2.8%
12/31/2014                   1.53                  0                  0               0.25%              28.9%
12/31/2013                   1.18                  0                  0               0.25%               1.0%
12/31/2012                   1.17                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.00%               5.0%
12/31/2015                   1.59                  0                  0               0.00%               3.0%
12/31/2014                   1.54                  0                  0               0.00%              29.2%
12/31/2013                   1.19                  0                  0               0.00%               1.3%
12/31/2012                   1.18                  0                  0               0.00%              17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.1%
                 2014                                   1.3%
                 2013                                   1.4%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR REAL ESTATE FUND A CLASS - 315918342

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,264,926    $    3,255,545           146,611
                                                                         ===============   ===============
Receivables: investments sold                                  22,102
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,287,028
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,287,028         2,086,140    $         1.58
Band 100                                                           --                --              1.60
Band 75                                                            --                --              1.62
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.67
Band 0                                                             --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $    3,287,028         2,086,140
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       51,374
Mortality & expense charges                                                                       (40,172)
                                                                                           ---------------
Net investment income (loss)                                                                       11,202
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (7,046)
Realized gain distributions                                                                       163,714
Net change in unrealized appreciation (depreciation)                                              (91,802)
                                                                                           ---------------
Net gain (loss)                                                                                    64,866
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       76,068
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            11,202    $             1,271
Net realized gain (loss)                                                    (7,046)                91,184
Realized gain distributions                                                163,714                 85,726
Net change in unrealized appreciation (depreciation)                       (91,802)              (136,335)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           76,068                 41,846
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   752,859              1,337,850
Cost of units redeemed                                                    (831,895)            (1,063,186)
Account charges                                                             (3,131)                (2,830)
                                                               --------------------   --------------------
Increase (decrease)                                                        (82,167)               271,834
                                                               --------------------   --------------------
Net increase (decrease)                                                     (6,099)               313,680
Net assets, beginning                                                    3,293,127              2,979,447
                                                               --------------------   --------------------
Net assets, ending                                             $         3,287,028    $         3,293,127
                                                               ====================   ====================

Units sold                                                                 487,714                922,290
Units redeemed                                                            (574,223)              (754,715)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (86,509)               167,575
Units outstanding, beginning                                             2,172,649              2,005,074
                                                               --------------------   --------------------
Units outstanding, ending                                                2,086,140              2,172,649
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,394,403
Cost of units redeemed/account charges                                                         (2,728,470)
Net investment income (loss)                                                                       25,804
Net realized gain (loss)                                                                          126,002
Realized gain distributions                                                                       459,908
Net change in unrealized appreciation (depreciation)                                                9,381
                                                                                      --------------------
Net assets                                                                            $         3,287,028
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58              2,086    $         3,287               1.25%               4.0%
12/31/2015                   1.52              2,173              3,293               1.25%               2.0%
12/31/2014                   1.49              2,005              2,979               1.25%              27.9%
12/31/2013                   1.16              1,289              1,497               1.25%               0.2%
12/31/2012                   1.16                224                260               1.25%              16.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               1.00%               4.2%
12/31/2015                   1.53                  0                  0               1.00%               2.3%
12/31/2014                   1.50                  0                  0               1.00%              28.2%
12/31/2013                   1.17                  0                  0               1.00%               0.4%
12/31/2012                   1.16                  0                  0               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.75%               4.5%
12/31/2015                   1.55                  0                  0               0.75%               2.5%
12/31/2014                   1.51                  0                  0               0.75%              28.6%
12/31/2013                   1.18                  0                  0               0.75%               0.7%
12/31/2012                   1.17                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               4.7%
12/31/2015                   1.57                  0                  0               0.50%               2.8%
12/31/2014                   1.53                  0                  0               0.50%              28.9%
12/31/2013                   1.18                  0                  0               0.50%               0.9%
12/31/2012                   1.17                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.25%               5.0%
12/31/2015                   1.59                  0                  0               0.25%               3.0%
12/31/2014                   1.54                  0                  0               0.25%              29.2%
12/31/2013                   1.19                  0                  0               0.25%               1.2%
12/31/2012                   1.18                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.00%               5.3%
12/31/2015                   1.60                  0                  0               0.00%               3.3%
12/31/2014                   1.55                  0                  0               0.00%              29.5%
12/31/2013                   1.20                  0                  0               0.00%               1.4%
12/31/2012                   1.18                  0                  0               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.4%
                 2014                                   1.7%
                 2013                                   1.6%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR SMALL CAP FUND A CLASS - 315805697

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          318    $          288                12
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          318
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          318               221    $         1.44
Band 100                                                           --                --              1.46
Band 75                                                            --                --              1.48
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.52
Band 0                                                             --                --              1.54
                                                       ---------------   ---------------
 Total                                                 $          318               221
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (1)
                                                                                           ---------------
Net investment income (loss)                                                                           (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (592)
Realized gain distributions                                                                            85
Net change in unrealized appreciation (depreciation)                                                  859
                                                                                           ---------------
Net gain (loss)                                                                                       352
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (1)   $                (1)
Net realized gain (loss)                                                      (592)                   (12)
Realized gain distributions                                                     85                    503
Net change in unrealized appreciation (depreciation)                           859                   (795)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              351                   (305)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,523                  6,834
Cost of units redeemed                                                     (12,781)                    (9)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         (7,258)                 6,825
                                                               --------------------   --------------------
Net increase (decrease)                                                     (6,907)                 6,520
Net assets, beginning                                                        7,225                    705
                                                               --------------------   --------------------
Net assets, ending                                             $               318    $             7,225
                                                               ====================   ====================

Units sold                                                                   4,129                  4,732
Units redeemed                                                              (9,028)                  (111)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,899)                 4,621
Units outstanding, beginning                                                 5,120                    499
                                                               --------------------   --------------------
Units outstanding, ending                                                      221                  5,120
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           155,819
Cost of units redeemed/account charges                                                           (176,478)
Net investment income (loss)                                                                       (1,795)
Net realized gain (loss)                                                                           17,863
Realized gain distributions                                                                         4,879
Net change in unrealized appreciation (depreciation)                                                   30
                                                                                      --------------------
Net assets                                                                            $               318
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               1.25%               7.6%
12/31/2015                   1.34                  0                  0               1.25%              -2.9%
12/31/2014                   1.38                  0                  0               1.25%               7.3%
12/31/2013                   1.28                 29                 38               1.25%              36.5%
12/31/2012                   0.94                 79                 75               1.25%               4.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               1.00%               7.8%
12/31/2015                   1.35                  0                  0               1.00%              -2.6%
12/31/2014                   1.39                  0                  0               1.00%               7.6%
12/31/2013                   1.29                  0                  0               1.00%              36.8%
12/31/2012                   0.94                  0                  0               1.00%               5.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.75%               8.1%
12/31/2015                   1.37                  0                  0               0.75%              -2.4%
12/31/2014                   1.40                  0                  0               0.75%               7.8%
12/31/2013                   1.30                  0                  0               0.75%              37.2%
12/31/2012                   0.95                  0                  0               0.75%               5.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               8.4%
12/31/2015                   1.38                  0                  0               0.50%              -2.1%
12/31/2014                   1.41                  0                  0               0.50%               8.1%
12/31/2013                   1.31                  0                  0               0.50%              37.5%
12/31/2012                   0.95                  0                  0               0.50%               5.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.25%               8.7%
12/31/2015                   1.40                  0                  0               0.25%              -1.9%
12/31/2014                   1.43                  0                  0               0.25%               8.4%
12/31/2013                   1.31                  0                  0               0.25%              37.8%
12/31/2012                   0.95                  0                  0               0.25%               5.7%


                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.00%               8.9%
12/31/2015                   1.41                  5                  7               0.00%              -1.6%
12/31/2014                   1.44                  0                  0               0.00%               8.6%
12/31/2013                   1.32                  0                  0               0.00%              38.2%
12/31/2012                   0.96                  0                  0               0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR SMALL CAP FUND T CLASS - 315805663

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,407,642    $    5,287,656           222,725
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (13,239)
                                                       ---------------
Net assets                                             $    5,394,403
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,339,188         1,269,516    $         3.42
Band 100                                                      453,938           128,483              3.53
Band 75                                                            --                --              3.65
Band 50                                                       492,509           130,464              3.78
Band 25                                                            --                --              3.90
Band 0                                                        108,768            26,602              4.09
                                                       ---------------   ---------------
 Total                                                 $    5,394,403         1,555,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,901
Mortality & expense charges                                                                       (61,139)
                                                                                           ---------------
Net investment income (loss)                                                                      (55,238)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (197,524)
Realized gain distributions                                                                       145,898
Net change in unrealized appreciation (depreciation)                                              469,460
                                                                                           ---------------
Net gain (loss)                                                                                   417,834
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      362,596
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (55,238)   $           (70,599)
Net realized gain (loss)                                                  (197,524)               369,362
Realized gain distributions                                                145,898                598,684
Net change in unrealized appreciation (depreciation)                       469,460             (1,054,106)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          362,596               (156,659)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   915,114              1,353,653
Cost of units redeemed                                                  (3,128,782)            (2,436,014)
Account charges                                                             (2,261)                (1,951)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,215,929)            (1,084,312)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,853,333)            (1,240,971)
Net assets, beginning                                                    7,247,736              8,488,707
                                                               --------------------   --------------------
Net assets, ending                                             $         5,394,403    $         7,247,736
                                                               ====================   ====================

Units sold                                                                 287,913                445,903
Units redeemed                                                            (908,528)              (747,152)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (620,615)              (301,249)
Units outstanding, beginning                                             2,175,680              2,476,929
                                                               --------------------   --------------------
Units outstanding, ending                                                1,555,065              2,175,680
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        30,952,992
Cost of units redeemed/account charges                                                        (31,842,639)
Net investment income (loss)                                                                     (757,134)
Net realized gain (loss)                                                                        1,404,298
Realized gain distributions                                                                     5,516,900
Net change in unrealized appreciation (depreciation)                                              119,986
                                                                                      --------------------
Net assets                                                                            $         5,394,403
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.42              1,270    $         4,339               1.25%               7.3%
12/31/2015                   3.18              1,433              4,563               1.25%              -3.1%
12/31/2014                   3.29              1,640              5,389               1.25%               7.0%
12/31/2013                   3.07              2,635              8,086               1.25%              36.2%
12/31/2012                   2.25              3,700              8,336               1.25%               4.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.53                128    $           454               1.00%               7.6%
12/31/2015                   3.28                155                508               1.00%              -2.8%
12/31/2014                   3.38                148                499               1.00%               7.3%
12/31/2013                   3.15                  1                  4               1.00%              36.6%
12/31/2012                   2.31                 14                 33               1.00%               4.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.65                  0    $             0               0.75%               7.9%
12/31/2015                   3.39                  0                  0               0.75%              -2.6%
12/31/2014                   3.48                  0                  0               0.75%               7.6%
12/31/2013                   3.23                  0                  0               0.75%              36.9%
12/31/2012                   2.36                  0                  0               0.75%               5.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.78                130    $           493               0.50%               8.1%
12/31/2015                   3.49                134                468               0.50%              -2.3%
12/31/2014                   3.57                157                561               0.50%               7.8%
12/31/2013                   3.31                150                497               0.50%              37.3%
12/31/2012                   2.41                146                353               0.50%               5.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.90                  0    $             0               0.25%               8.4%
12/31/2015                   3.60                  0                  0               0.25%              -2.1%
12/31/2014                   3.68                  0                  0               0.25%               8.1%
12/31/2013                   3.40                  0                  0               0.25%              37.6%
12/31/2012                   2.47                  0                  0               0.25%               5.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.09                 27    $           109               0.00%               8.7%
12/31/2015                   3.76                454              1,709               0.00%              -1.8%
12/31/2014                   3.83                532              2,039               0.00%               8.4%
12/31/2013                   3.54                725              2,564               0.00%              37.9%
12/31/2012                   2.56                829              2,126               0.00%               5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND T CLASS - 316066794

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      317,833    $      303,406             8,716
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (105)
                                                       ---------------
Net assets                                             $      317,728
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      145,316            94,039    $         1.55
Band 100                                                      172,412           110,416              1.56
Band 75                                                            --                --              1.58
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.61
Band 0                                                             --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $      317,728           204,455
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          648
Mortality & expense charges                                                                        (3,466)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,818)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (366)
Realized gain distributions                                                                           762
Net change in unrealized appreciation (depreciation)                                               27,357
                                                                                           ---------------
Net gain (loss)                                                                                    27,753
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       24,935
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,818)   $            (3,446)
Net realized gain (loss)                                                      (366)                23,117
Realized gain distributions                                                    762                 12,646
Net change in unrealized appreciation (depreciation)                        27,357                (37,662)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           24,935                 (5,345)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    85,970                139,001
Cost of units redeemed                                                     (87,898)              (135,880)
Account charges                                                                (49)                   (73)
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,977)                 3,048
                                                               --------------------   --------------------
Net increase (decrease)                                                     22,958                 (2,297)
Net assets, beginning                                                      294,770                297,067
                                                               --------------------   --------------------
Net assets, ending                                             $           317,728    $           294,770
                                                               ====================   ====================

Units sold                                                                  60,310                 93,553
Units redeemed                                                             (60,249)               (91,666)
                                                               --------------------   --------------------
Net increase (decrease)                                                         61                  1,887
Units outstanding, beginning                                               204,394                202,507
                                                               --------------------   --------------------
Units outstanding, ending                                                  204,455                204,394
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           557,122
Cost of units redeemed/account charges                                                           (342,382)
Net investment income (loss)                                                                      (11,462)
Net realized gain (loss)                                                                           43,248
Realized gain distributions                                                                        56,775
Net change in unrealized appreciation (depreciation)                                               14,427
                                                                                      --------------------
Net assets                                                                            $           317,728
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                 94    $           145               1.25%               7.6%
12/31/2015                   1.44                 95                136               1.25%              -1.9%
12/31/2014                   1.46                115                168               1.25%               9.1%
12/31/2013                   1.34                193                259               1.25%              31.6%
12/31/2012                   1.02                177                181               1.25%               1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                110    $           172               1.00%               7.9%
12/31/2015                   1.45                109                158               1.00%              -1.6%
12/31/2014                   1.47                 87                129               1.00%               9.4%
12/31/2013                   1.35                  0                  0               1.00%              31.9%
12/31/2012                   1.02                  0                  0               1.00%               2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.75%               8.1%
12/31/2015                   1.46                  0                  0               0.75%              -1.4%
12/31/2014                   1.48                  0                  0               0.75%               9.7%
12/31/2013                   1.35                  0                  0               0.75%              32.3%
12/31/2012                   1.02                  0                  0               0.75%               2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%               8.4%
12/31/2015                   1.47                  0                  0               0.50%              -1.1%
12/31/2014                   1.49                  0                  0               0.50%               9.9%
12/31/2013                   1.35                  0                  0               0.50%              32.6%
12/31/2012                   1.02                  0                  0               0.50%               2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.25%               8.7%
12/31/2015                   1.48                  0                  0               0.25%              -0.9%
12/31/2014                   1.50                  0                  0               0.25%              10.2%
12/31/2013                   1.36                  0                  0               0.25%              32.9%
12/31/2012                   1.02                  0                  0               0.25%               2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.00%               9.0%
12/31/2015                   1.49                  0                  0               0.00%              -0.6%
12/31/2014                   1.50                  0                  0               0.00%              10.5%
12/31/2013                   1.36                  0                  0               0.00%              33.3%
12/31/2012                   1.02                  0                  0               0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.3%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND T CLASS - 315805408

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      210,628    $      199,972             6,249
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (391)
                                                       ---------------
Net assets                                             $      210,237
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      210,237            77,054    $         2.73
Band 100                                                           --                --              2.82
Band 75                                                            --                --              2.92
Band 50                                                            --                --              3.01
Band 25                                                            --                --              3.12
Band 0                                                             --                --              3.25
                                                       ---------------   ---------------
 Total                                                 $      210,237            77,054
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          661
Mortality & expense charges                                                                        (2,331)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,670)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,060)
Realized gain distributions                                                                           393
Net change in unrealized appreciation (depreciation)                                               20,991
                                                                                           ---------------
Net gain (loss)                                                                                    18,324
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       16,654
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,670)   $            (2,030)
Net realized gain (loss)                                                    (3,060)                23,014
Realized gain distributions                                                    393                  2,781
Net change in unrealized appreciation (depreciation)                        20,991                (31,588)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           16,654                 (7,823)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    54,942                216,614
Cost of units redeemed                                                     (30,114)              (176,096)
Account charges                                                                (53)                   (66)
                                                               --------------------   --------------------
Increase (decrease)                                                         24,775                 40,452
                                                               --------------------   --------------------
Net increase (decrease)                                                     41,429                 32,629
Net assets, beginning                                                      168,808                136,179
                                                               --------------------   --------------------
Net assets, ending                                             $           210,237    $           168,808
                                                               ====================   ====================

Units sold                                                                  22,135                 81,742
Units redeemed                                                             (12,378)               (66,054)
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,757                 15,688
Units outstanding, beginning                                                67,297                 51,609
                                                               --------------------   --------------------
Units outstanding, ending                                                   77,054                 67,297
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,278,706
Cost of units redeemed/account charges                                                         (1,239,174)
Net investment income (loss)                                                                      (28,089)
Net realized gain (loss)                                                                           76,453
Realized gain distributions                                                                       111,685
Net change in unrealized appreciation (depreciation)                                               10,656
                                                                                      --------------------
Net assets                                                                            $           210,237
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                 77    $           210               1.25%               8.8%
12/31/2015                   2.51                 67                169               1.25%              -4.9%
12/31/2014                   2.64                 52                136               1.25%               8.3%
12/31/2013                   2.44                 40                 97               1.25%              29.0%
12/31/2012                   1.89                 55                104               1.25%              17.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.82                  0    $             0               1.00%               9.0%
12/31/2015                   2.59                  0                  0               1.00%              -4.7%
12/31/2014                   2.71                  0                  0               1.00%               8.6%
12/31/2013                   2.50                  0                  0               1.00%              29.3%
12/31/2012                   1.93                  0                  0               1.00%              17.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.92                  0    $             0               0.75%               9.3%
12/31/2015                   2.67                  0                  0               0.75%              -4.5%
12/31/2014                   2.79                  0                  0               0.75%               8.8%
12/31/2013                   2.57                  0                  0               0.75%              29.7%
12/31/2012                   1.98                  0                  0               0.75%              18.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.01                  0    $             0               0.50%               9.6%
12/31/2015                   2.75                  0                  0               0.50%              -4.2%
12/31/2014                   2.87                  0                  0               0.50%               9.1%
12/31/2013                   2.63                  0                  0               0.50%              30.0%
12/31/2012                   2.02                  0                  0               0.50%              18.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                  0    $             0               0.25%               9.9%
12/31/2015                   2.84                  0                  0               0.25%              -4.0%
12/31/2014                   2.95                  0                  0               0.25%               9.4%
12/31/2013                   2.70                  0                  0               0.25%              30.3%
12/31/2012                   2.07                  0                  0               0.25%              18.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.25                  0    $             0               0.00%              10.1%
12/31/2015                   2.95                  0                  0               0.00%              -3.7%
12/31/2014                   3.07                  0                  0               0.00%               9.6%
12/31/2013                   2.80                  0                  0               0.00%              30.6%
12/31/2012                   2.14                  0                  0               0.00%              19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND T CLASS - 316145705

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      255,182    $      252,838            17,415
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,313)
                                                       ---------------
Net assets                                             $      252,869
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      252,869           208,742    $         1.21
Band 100                                                           --                --              1.22
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.24
Band 25                                                            --                --              1.25
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $      252,869           208,742
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,992
Mortality & expense charges                                                                        (4,108)
                                                                                           ---------------
Net investment income (loss)                                                                        2,884
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,484
Realized gain distributions                                                                         5,448
Net change in unrealized appreciation (depreciation)                                               26,773
                                                                                           ---------------
Net gain (loss)                                                                                    34,705
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       37,589
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,884    $             4,239
Net realized gain (loss)                                                     2,484                   (518)
Realized gain distributions                                                  5,448                  6,916
Net change in unrealized appreciation (depreciation)                        26,773                (24,429)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           37,589                (13,792)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    59,709                408,589
Cost of units redeemed                                                    (199,952)               (37,309)
Account charges                                                             (1,153)                  (812)
                                                               --------------------   --------------------
Increase (decrease)                                                       (141,396)               370,468
                                                               --------------------   --------------------
Net increase (decrease)                                                   (103,807)               356,676
Net assets, beginning                                                      356,676                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           252,869    $           356,676
                                                               ====================   ====================

Units sold                                                                  83,989                360,032
Units redeemed                                                            (201,133)               (34,146)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (117,144)               325,886
Units outstanding, beginning                                               325,886                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  208,742                325,886
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           468,298
Cost of units redeemed/account charges                                                           (239,226)
Net investment income (loss)                                                                        7,123
Net realized gain (loss)                                                                            1,966
Realized gain distributions                                                                        12,364
Net change in unrealized appreciation (depreciation)                                                2,344
                                                                                      --------------------
Net assets                                                                            $           252,869
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                209    $           253               1.25%              10.7%
12/31/2015                   1.09                326                357               1.25%              -2.9%
12/31/2014                   1.13                  0                  0               1.25%              11.3%
12/31/2013                   1.01                  0                  0               1.25%               1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.00%              11.0%
12/31/2015                   1.10                  0                  0               1.00%              -2.7%
12/31/2014                   1.13                  0                  0               1.00%              11.6%
12/31/2013                   1.01                  0                  0               1.00%               1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%              11.2%
12/31/2015                   1.11                  0                  0               0.75%              -2.4%
12/31/2014                   1.13                  0                  0               0.75%              11.9%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.50%              11.5%
12/31/2015                   1.11                  0                  0               0.50%              -2.2%
12/31/2014                   1.14                  0                  0               0.50%              12.2%
12/31/2013                   1.01                  0                  0               0.50%               1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.25%              11.8%
12/31/2015                   1.12                  0                  0               0.25%              -1.9%
12/31/2014                   1.14                  0                  0               0.25%              12.4%
12/31/2013                   1.01                  0                  0               0.25%               1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%              12.1%
12/31/2015                   1.12                  0                  0               0.00%              -1.7%
12/31/2014                   1.14                  0                  0               0.00%              12.7%
12/31/2013                   1.01                  0                  0               0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   4.4%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR STRATEGIC INCOME FUND A CLASS - 315920850

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      277,361    $      277,958            24,099
                                                                         ===============   ===============
Receivables: investments sold                                   9,182
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      286,543
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      286,543           245,227    $         1.17
Band 100                                                           --                --              1.19
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.24
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $      286,543           245,227
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,767
Mortality & expense charges                                                                        (2,958)
                                                                                           ---------------
Net investment income (loss)                                                                        4,809
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               26
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               11,526
                                                                                           ---------------
Net gain (loss)                                                                                    11,552
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       16,361
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,809    $             3,618
Net realized gain (loss)                                                        26                   (220)
Realized gain distributions                                                     --                     32
Net change in unrealized appreciation (depreciation)                        11,526                (10,911)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           16,361                 (7,481)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    67,489                173,355
Cost of units redeemed                                                     (11,509)                (5,881)
Account charges                                                               (213)                  (183)
                                                               --------------------   --------------------
Increase (decrease)                                                         55,767                167,291
                                                               --------------------   --------------------
Net increase (decrease)                                                     72,128                159,810
Net assets, beginning                                                      214,415                 54,605
                                                               --------------------   --------------------
Net assets, ending                                             $           286,543    $           214,415
                                                               ====================   ====================

Units sold                                                                  58,527                153,638
Units redeemed                                                             (10,012)                (5,483)
                                                               --------------------   --------------------
Net increase (decrease)                                                     48,515                148,155
Units outstanding, beginning                                               196,712                 48,557
                                                               --------------------   --------------------
Units outstanding, ending                                                  245,227                196,712
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           506,488
Cost of units redeemed/account charges                                                           (241,704)
Net investment income (loss)                                                                       17,162
Net realized gain (loss)                                                                             (882)
Realized gain distributions                                                                         6,076
Net change in unrealized appreciation (depreciation)                                                 (597)
                                                                                      --------------------
Net assets                                                                            $           286,543
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                245    $           287               1.25%               7.2%
12/31/2015                   1.09                197                214               1.25%              -3.1%
12/31/2014                   1.12                 49                 55               1.25%               2.2%
12/31/2013                   1.10                190                209               1.25%              -1.2%
12/31/2012                   1.11                141                157               1.25%               9.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               1.00%               7.5%
12/31/2015                   1.10                  0                  0               1.00%              -2.8%
12/31/2014                   1.14                  0                  0               1.00%               2.5%
12/31/2013                   1.11                  0                  0               1.00%              -0.9%
12/31/2012                   1.12                  0                  0               1.00%               9.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               7.7%
12/31/2015                   1.12                  0                  0               0.75%              -2.6%
12/31/2014                   1.15                  0                  0               0.75%               2.7%
12/31/2013                   1.12                  0                  0               0.75%              -0.7%
12/31/2012                   1.13                  0                  0               0.75%               9.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               8.0%
12/31/2015                   1.13                  0                  0               0.50%              -2.3%
12/31/2014                   1.16                  0                  0               0.50%               3.0%
12/31/2013                   1.13                  0                  0               0.50%              -0.4%
12/31/2012                   1.13                  0                  0               0.50%              10.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.25%               8.3%
12/31/2015                   1.15                  0                  0               0.25%              -2.1%
12/31/2014                   1.17                  0                  0               0.25%               3.3%
12/31/2013                   1.14                  0                  0               0.25%              -0.2%
12/31/2012                   1.14                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%               8.5%
12/31/2015                   1.16                  0                  0               0.00%              -1.9%
12/31/2014                   1.18                  0                  0               0.00%               3.5%
12/31/2013                   1.14                  0                  0               0.00%               0.1%
12/31/2012                   1.14                  0                  0               0.00%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.1%
                 2015                                   4.4%
                 2014                                   3.7%
                 2013                                   3.1%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,712,118    $    6,754,580           641,460
                                                                         ===============   ===============
Receivables: investments sold                                  23,221
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,735,339
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,732,834         5,372,057    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.10
Band 0                                                      1,002,505           903,636              1.11
                                                       ---------------   ---------------
 Total                                                 $    6,735,339         6,275,693
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      163,600
Mortality & expense charges                                                                       (70,301)
                                                                                           ---------------
Net investment income (loss)                                                                       93,299
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (20,185)
Realized gain distributions                                                                        16,581
Net change in unrealized appreciation (depreciation)                                              121,626
                                                                                           ---------------
Net gain (loss)                                                                                   118,022
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      211,321
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            93,299    $            54,511
Net realized gain (loss)                                                   (20,185)                (9,539)
Realized gain distributions                                                 16,581                 24,192
Net change in unrealized appreciation (depreciation)                       121,626               (163,158)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          211,321                (93,994)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,288,296              4,758,127
Cost of units redeemed                                                  (1,990,732)              (599,697)
Account charges                                                             (3,986)                (2,538)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,293,578              4,155,892
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,504,899              4,061,898
Net assets, beginning                                                    4,230,440                168,542
                                                               --------------------   --------------------
Net assets, ending                                             $         6,735,339    $         4,230,440
                                                               ====================   ====================

Units sold                                                               4,026,874              4,572,747
Units redeemed                                                          (1,890,011)              (596,124)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,136,863              3,976,623
Units outstanding, beginning                                             4,138,830                162,207
                                                               --------------------   --------------------
Units outstanding, ending                                                6,275,693              4,138,830
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,215,378
Cost of units redeemed/account charges                                                         (2,596,961)
Net investment income (loss)                                                                      148,096
Net realized gain (loss)                                                                          (29,724)
Realized gain distributions                                                                        41,012
Net change in unrealized appreciation (depreciation)                                              (42,462)
                                                                                      --------------------
Net assets                                                                            $         6,735,339
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                            BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07              5,372    $         5,733               1.25%               4.4%
12/31/2015                   1.02              4,120              4,211               1.25%              -1.6%
12/31/2014                   1.04                161                167               1.25%               4.2%
12/31/2013                   1.00                  0                  0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               4.7%
12/31/2015                   1.03                  0                  0               1.00%              -1.4%
12/31/2014                   1.04                  0                  0               1.00%               4.5%
12/31/2013                   1.00                  0                  0               1.00%              -0.3%

                                                           BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               4.9%
12/31/2015                   1.03                  0                  0               0.75%              -1.1%
12/31/2014                   1.04                  0                  0               0.75%               4.7%
12/31/2013                   1.00                  0                  0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               5.2%
12/31/2015                   1.04                  0                  0               0.50%              -0.9%
12/31/2014                   1.05                  0                  0               0.50%               5.0%
12/31/2013                   1.00                  0                  0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%               5.5%
12/31/2015                   1.04                  0                  0               0.25%              -0.6%
12/31/2014                   1.05                  0                  0               0.25%               5.2%
12/31/2013                   1.00                  0                  0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                904    $         1,003               0.00%               5.7%
12/31/2015                   1.05                 19                 20               0.00%              -0.4%
12/31/2014                   1.05                  1                  1               0.00%               5.5%
12/31/2013                   1.00                  0                  0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   4.2%
                 2014                                   0.6%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND T CLASS - 31617K840

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      412,948    $      412,927            39,486
                                                                         ===============   ===============
Receivables: investments sold                                   1,658
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      414,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      414,606           391,802    $         1.06
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $      414,606           391,802
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,430
Mortality & expense charges                                                                       (10,906)
                                                                                           ---------------
Net investment income (loss)                                                                       11,524
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,315)
Realized gain distributions                                                                         1,844
Net change in unrealized appreciation (depreciation)                                               31,715
                                                                                           ---------------
Net gain (loss)                                                                                    32,244
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       43,768
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            11,524    $            12,813
Net realized gain (loss)                                                    (1,315)               (14,636)
Realized gain distributions                                                  1,844                  4,976
Net change in unrealized appreciation (depreciation)                        31,715                (31,602)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           43,768                (28,449)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   232,335              1,667,094
Cost of units redeemed                                                    (753,611)              (793,403)
Account charges                                                               (356)                  (136)
                                                               --------------------   --------------------
Increase (decrease)                                                       (521,632)               873,555
                                                               --------------------   --------------------
Net increase (decrease)                                                   (477,864)               845,106
Net assets, beginning                                                      892,470                 47,364
                                                               --------------------   --------------------
Net assets, ending                                             $           414,606    $           892,470
                                                               ====================   ====================

Units sold                                                                 251,334              1,602,928
Units redeemed                                                            (737,611)              (770,579)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (486,277)               832,349
Units outstanding, beginning                                               878,079                 45,730
                                                               --------------------   --------------------
Units outstanding, ending                                                  391,802                878,079
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,947,057
Cost of units redeemed/account charges                                                         (1,547,818)
Net investment income (loss)                                                                       24,409
Net realized gain (loss)                                                                          (15,953)
Realized gain distributions                                                                         6,890
Net change in unrealized appreciation (depreciation)                                                   21
                                                                                      --------------------
Net assets                                                                            $           414,606
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                392    $           415               1.25%               4.1%
12/31/2015                   1.02                878                892               1.25%              -1.9%
12/31/2014                   1.04                 46                 47               1.25%               3.9%
12/31/2013                   1.00                  0                  0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               4.4%
12/31/2015                   1.02                  0                  0               1.00%              -1.6%
12/31/2014                   1.04                  0                  0               1.00%               4.2%
12/31/2013                   1.00                  0                  0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               4.6%
12/31/2015                   1.03                  0                  0               0.75%              -1.4%
12/31/2014                   1.04                  0                  0               0.75%               4.4%
12/31/2013                   1.00                  0                  0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               4.9%
12/31/2015                   1.03                  0                  0               0.50%              -1.1%
12/31/2014                   1.04                  0                  0               0.50%               4.7%
12/31/2013                   1.00                  0                  0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               5.2%
12/31/2015                   1.04                  0                  0               0.25%              -0.9%
12/31/2014                   1.05                  0                  0               0.25%               4.9%
12/31/2013                   1.00                  0                  0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               5.4%
12/31/2015                   1.04                  0                  0               0.00%              -0.6%
12/31/2014                   1.05                  0                  0               0.00%               5.2%
12/31/2013                   1.00                  0                  0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.4%
                 2015                                   5.1%
                 2014                                   0.6%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR VALUE FUND T CLASS - 315916734 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.45
Band 100                                                           --                --              1.48
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.55
Band 25                                                            --                --              1.58
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               1.25%              13.8%
12/31/2015                   1.27                  0                  0               1.25%              -8.1%
12/31/2014                   1.38                  0                  0               1.25%               9.6%
12/31/2013                   1.26                  0                  0               1.25%              34.3%
12/31/2012                   0.94                  0                  0               1.25%              19.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.00%              14.1%
12/31/2015                   1.30                  0                  0               1.00%              -7.9%
12/31/2014                   1.41                  0                  0               1.00%               9.9%
12/31/2013                   1.28                  0                  0               1.00%              34.6%
12/31/2012                   0.95                  0                  0               1.00%              19.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%              14.4%
12/31/2015                   1.32                  0                  0               0.75%              -7.7%
12/31/2014                   1.43                  0                  0               0.75%              10.1%
12/31/2013                   1.30                  0                  0               0.75%              34.9%
12/31/2012                   0.96                  0                  0               0.75%              19.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.50%              14.7%
12/31/2015                   1.35                  0                  0               0.50%              -7.4%
12/31/2014                   1.46                  0                  0               0.50%              10.4%
12/31/2013                   1.32                  0                  0               0.50%              35.3%
12/31/2012                   0.98                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.25%              15.0%
12/31/2015                   1.38                  0                  0               0.25%              -7.2%
12/31/2014                   1.48                  0                  0               0.25%              10.7%
12/31/2013                   1.34                  0                  0               0.25%              35.6%
12/31/2012                   0.99                  0                  0               0.25%              20.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%              15.3%
12/31/2015                   1.41                  0                  0               0.00%              -7.0%
12/31/2014                   1.51                  0                  0               0.00%              11.0%
12/31/2013                   1.36                  0                  0               0.00%              35.9%
12/31/2012                   1.00                  0                  0               0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          281    $          266                12
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          281               190    $         1.48
Band 100                                                           --                --              1.51
Band 75                                                            --                --              1.55
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.62
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $          281               190
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            1
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                            1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   15
                                                                                           ---------------
Net gain (loss)                                                                                        15
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           16
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 1    $               (40)
Net realized gain (loss)                                                        --                    504
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            15                   (636)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               16                   (172)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       265                     15
Cost of units redeemed                                                          --                 (3,456)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            265                 (3,441)
                                                               --------------------   --------------------
Net increase (decrease)                                                        281                 (3,613)
Net assets, beginning                                                           --                  3,613
                                                               --------------------   --------------------
Net assets, ending                                             $               281    $                --
                                                               ====================   ====================

Units sold                                                                     190                     11
Units redeemed                                                                  --                 (2,577)
                                                               --------------------   --------------------
Net increase (decrease)                                                        190                 (2,566)
Units outstanding, beginning                                                    --                  2,566
                                                               --------------------   --------------------
Units outstanding, ending                                                      190                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $             5,822
Cost of units redeemed/account charges                                                             (7,012)
Net investment income (loss)                                                                         (111)
Net realized gain (loss)                                                                            1,554
Realized gain distributions                                                                            13
Net change in unrealized appreciation (depreciation)                                                   15
                                                                                      --------------------
Net assets                                                                            $               281
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.25%              14.2%
12/31/2015                   1.30                  0                  0               1.25%              -7.9%
12/31/2014                   1.41                  3                  4               1.25%               9.9%
12/31/2013                   1.28                  4                  5               1.25%              34.6%
12/31/2012                   0.95                  3                  3               1.25%              19.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               1.00%              14.4%
12/31/2015                   1.32                  0                  0               1.00%              -7.7%
12/31/2014                   1.43                  0                  0               1.00%              10.2%
12/31/2013                   1.30                  0                  0               1.00%              35.0%
12/31/2012                   0.96                  0                  0               1.00%              19.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.75%              14.7%
12/31/2015                   1.35                  0                  0               0.75%              -7.5%
12/31/2014                   1.46                  0                  0               0.75%              10.4%
12/31/2013                   1.32                  0                  0               0.75%              35.3%
12/31/2012                   0.98                  0                  0               0.75%              20.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%              15.0%
12/31/2015                   1.38                  0                  0               0.50%              -7.2%
12/31/2014                   1.49                  0                  0               0.50%              10.7%
12/31/2013                   1.34                  0                  0               0.50%              35.6%
12/31/2012                   0.99                  0                  0               0.50%              20.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.25%              15.3%
12/31/2015                   1.41                  0                  0               0.25%              -7.0%
12/31/2014                   1.51                  0                  0               0.25%              11.0%
12/31/2013                   1.36                  0                  0               0.25%              36.0%
12/31/2012                   1.00                  0                  0               0.25%              20.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%              15.6%
12/31/2015                   1.44                  0                  0               0.00%              -6.8%
12/31/2014                   1.54                  0                  0               0.00%              11.3%
12/31/2013                   1.38                  0                  0               0.00%              36.3%
12/31/2012                   1.02                  0                  0               0.00%              21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   0.0%
                 2014                                   0.2%
                 2013                                   0.2%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   24,923,150    $   24,619,030         1,631,714
                                                                         ===============   ===============
Receivables: investments sold                                   9,454
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   24,932,604
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   24,932,604         7,717,820    $         3.23
Band 100                                                           --                --              3.34
Band 75                                                            --                --              3.45
Band 50                                                            --                --              3.57
Band 25                                                            --                --              3.69
Band 0                                                             --                --              4.34
                                                       ---------------   ---------------
 Total                                                 $   24,932,604         7,717,820
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      370,070
Mortality & expense charges                                                                      (324,336)
                                                                                           ---------------
Net investment income (loss)                                                                       45,734
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          124,902
Realized gain distributions                                                                     1,136,736
Net change in unrealized appreciation (depreciation)                                             (877,599)
                                                                                           ---------------
Net gain (loss)                                                                                   384,039
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      429,773
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            45,734    $            89,508
Net realized gain (loss)                                                   124,902                481,343
Realized gain distributions                                              1,136,736              2,051,106
Net change in unrealized appreciation (depreciation)                      (877,599)            (2,914,878)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          429,773               (292,921)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,737,876              1,890,075
Cost of units redeemed                                                  (4,541,103)            (4,702,014)
Account charges                                                             (6,433)                (6,240)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,809,660)            (2,818,179)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,379,887)            (3,111,100)
Net assets, beginning                                                   27,312,491             30,423,591
                                                               --------------------   --------------------
Net assets, ending                                             $        24,932,604    $        27,312,491
                                                               ====================   ====================

Units sold                                                                 556,624                659,942
Units redeemed                                                          (1,444,980)            (1,534,607)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (888,356)              (874,665)
Units outstanding, beginning                                             8,606,176              9,480,841
                                                               --------------------   --------------------
Units outstanding, ending                                                7,717,820              8,606,176
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $       245,780,412
Cost of units redeemed/account charges                                                       (271,796,933)
Net investment income (loss)                                                                   40,109,802
Net realized gain (loss)                                                                       (3,309,313)
Realized gain distributions                                                                    13,844,516
Net change in unrealized appreciation (depreciation)                                              304,120
                                                                                      --------------------
Net assets                                                                            $        24,932,604
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.23              7,718    $        24,933               1.25%               1.8%
12/31/2015                   3.17              8,606             27,312               1.25%              -1.1%
12/31/2014                   3.21              9,481             30,424               1.25%               4.5%
12/31/2013                   3.07             10,911             33,500               1.25%              14.3%
12/31/2012                   2.69             11,834             31,797               1.25%              11.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.34                  0    $             0               1.00%               2.0%
12/31/2015                   3.27                  0                  0               1.00%              -0.9%
12/31/2014                   3.30                  0                  0               1.00%               4.8%
12/31/2013                   3.15                  0                  0               1.00%              14.6%
12/31/2012                   2.75                  0                  0               1.00%              11.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.45                  0    $             0               0.75%               2.3%
12/31/2015                   3.37                  0                  0               0.75%              -0.6%
12/31/2014                   3.39                  0                  0               0.75%               5.0%
12/31/2013                   3.23                  0                  0               0.75%              14.8%
12/31/2012                   2.81                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.57                  0    $             0               0.50%               2.6%
12/31/2015                   3.48                  0                  0               0.50%              -0.4%
12/31/2014                   3.49                  0                  0               0.50%               5.3%
12/31/2013                   3.32                  0                  0               0.50%              15.1%
12/31/2012                   2.88                  0                  0               0.50%              11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.69                  0    $             0               0.25%               2.8%
12/31/2015                   3.59                  0                  0               0.25%              -0.1%
12/31/2014                   3.59                  0                  0               0.25%               5.6%
12/31/2013                   3.40                  0                  0               0.25%              15.4%
12/31/2012                   2.95                  0                  0               0.25%              12.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.34                  0    $             0               0.00%               3.1%
12/31/2015                   4.21                  0                  0               0.00%               0.1%
12/31/2014                   4.21                  0                  0               0.00%               5.8%
12/31/2013                   3.98                  0                  0               0.00%              15.7%
12/31/2012                   3.44                  0                  0               0.00%              12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.6%
                 2014                                   1.4%
                 2013                                   1.6%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $  119,959,947    $  102,004,480         3,612,299
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (103,836)
                                                       ---------------
Net assets                                             $  119,856,111
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $  118,972,236        17,903,994    $         6.65
Band 100                                                           --                --              6.87
Band 75                                                            --                --              7.10
Band 50                                                            --                --              7.34
Band 25                                                            --                --              7.59
Band 0                                                        883,875           101,352              8.72
                                                       ---------------   ---------------
 Total                                                 $  119,856,111        18,005,346
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      949,977
Mortality & expense charges                                                                    (1,572,949)
                                                                                           ---------------
Net investment income (loss)                                                                     (622,972)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        4,153,360
Realized gain distributions                                                                    10,717,350
Net change in unrealized appreciation (depreciation)                                           (6,243,945)
                                                                                           ---------------
Net gain (loss)                                                                                 8,626,765
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    8,003,793
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (622,972)   $          (403,098)
Net realized gain (loss)                                                 4,153,360              7,672,574
Realized gain distributions                                             10,717,350             13,796,234
Net change in unrealized appreciation (depreciation)                    (6,243,945)           (21,792,656)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        8,003,793               (726,946)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                15,916,774             19,829,887
Cost of units redeemed                                                 (40,644,090)           (40,190,180)
Account charges                                                            (30,544)               (31,969)
                                                               --------------------   --------------------
Increase (decrease)                                                    (24,757,860)           (20,392,262)
                                                               --------------------   --------------------
Net increase (decrease)                                                (16,754,067)           (21,119,208)
Net assets, beginning                                                  136,610,178            157,729,386
                                                               --------------------   --------------------
Net assets, ending                                             $       119,856,111    $       136,610,178
                                                               ====================   ====================

Units sold                                                               3,093,923              3,261,771
Units redeemed                                                          (6,982,805)            (6,521,068)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,888,882)            (3,259,297)
Units outstanding, beginning                                            21,894,228             25,153,525
                                                               --------------------   --------------------
Units outstanding, ending                                               18,005,346             21,894,228
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $       394,708,197
Cost of units redeemed/account charges                                                       (402,631,429)
Net investment income (loss)                                                                    4,306,106
Net realized gain (loss)                                                                       29,564,476
Realized gain distributions                                                                    75,953,294
Net change in unrealized appreciation (depreciation)                                           17,955,467
                                                                                      --------------------
Net assets                                                                            $       119,856,111
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.65             17,904    $       118,972               1.25%               6.7%
12/31/2015                   6.23             21,777            135,661               1.25%              -0.6%
12/31/2014                   6.27             25,086            157,189               1.25%              10.6%
12/31/2013                   5.67             27,915            158,220               1.25%              29.7%
12/31/2012                   4.37             31,205            136,412               1.25%              15.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.87                  0    $             0               1.00%               6.9%
12/31/2015                   6.42                  0                  0               1.00%              -0.3%
12/31/2014                   6.44                  0                  0               1.00%              10.8%
12/31/2013                   5.81                  0                  0               1.00%              30.0%
12/31/2012                   4.47                  0                  0               1.00%              15.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          7.10                  0    $             0               0.75%               7.2%
12/31/2015                   6.62                  0                  0               0.75%              -0.1%
12/31/2014                   6.63                  0                  0               0.75%              11.1%
12/31/2013                   5.97                  0                  0               0.75%              30.3%
12/31/2012                   4.58                  0                  0               0.75%              15.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          7.34                  0    $             0               0.50%               7.5%
12/31/2015                   6.83                  0                  0               0.50%               0.2%
12/31/2014                   6.82                  0                  0               0.50%              11.4%
12/31/2013                   6.12                  0                  0               0.50%              30.6%
12/31/2012                   4.69                  0                  0               0.50%              15.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          7.59                  0    $             0               0.25%               7.7%
12/31/2015                   7.04                  0                  0               0.25%               0.4%
12/31/2014                   7.01                  0                  0               0.25%              11.7%
12/31/2013                   6.28                  0                  0               0.25%              31.0%
12/31/2012                   4.80                  0                  0               0.25%              16.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          8.72                101    $           884               0.00%               8.0%
12/31/2015                   8.07                118                949               0.00%               0.7%
12/31/2014                   8.02                 67                540               0.00%              11.9%
12/31/2013                   7.16                 47                340               0.00%              31.3%
12/31/2012                   5.46                 37                203               0.00%              16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   1.0%
                 2014                                   0.9%
                 2013                                   1.0%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   12,793,805    $   12,716,500           582,401
                                                                         ===============   ===============
Receivables: investments sold                                   1,552
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   12,795,357
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   12,795,357         3,028,660    $         4.22
Band 100                                                           --                --              4.37
Band 75                                                            --                --              4.51
Band 50                                                            --                --              4.67
Band 25                                                            --                --              4.82
Band 0                                                             --                --              5.54
                                                       ---------------   ---------------
 Total                                                 $   12,795,357         3,028,660
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      275,648
Mortality & expense charges                                                                      (155,717)
                                                                                           ---------------
Net investment income (loss)                                                                      119,931
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (351,591)
Realized gain distributions                                                                       856,295
Net change in unrealized appreciation (depreciation)                                            1,281,305
                                                                                           ---------------
Net gain (loss)                                                                                 1,786,009
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,905,940
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           119,931    $           269,182
Net realized gain (loss)                                                  (351,591)                15,972
Realized gain distributions                                                856,295              1,375,587
Net change in unrealized appreciation (depreciation)                     1,281,305             (2,410,539)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,905,940               (749,798)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   850,825                826,687
Cost of units redeemed                                                  (3,401,790)            (2,168,883)
Account charges                                                             (3,235)                (2,990)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,554,200)            (1,345,186)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (648,260)            (2,094,984)
Net assets, beginning                                                   13,443,617             15,538,601
                                                               --------------------   --------------------
Net assets, ending                                             $        12,795,357    $        13,443,617
                                                               ====================   ====================

Units sold                                                                 235,426                244,658
Units redeemed                                                            (915,695)              (601,543)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (680,269)              (356,885)
Units outstanding, beginning                                             3,708,929              4,065,814
                                                               --------------------   --------------------
Units outstanding, ending                                                3,028,660              3,708,929
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        87,337,759
Cost of units redeemed/account charges                                                        (90,798,838)
Net investment income (loss)                                                                    7,127,749
Net realized gain (loss)                                                                       (2,406,791)
Realized gain distributions                                                                    11,458,173
Net change in unrealized appreciation (depreciation)                                               77,305
                                                                                      --------------------
Net assets                                                                            $        12,795,357
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.22              3,029    $        12,795               1.25%              16.6%
12/31/2015                   3.62              3,709             13,444               1.25%              -5.2%
12/31/2014                   3.82              4,066             15,539               1.25%               7.4%
12/31/2013                   3.56              4,243             15,103               1.25%              26.6%
12/31/2012                   2.81              4,189             11,781               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.37                  0    $             0               1.00%              16.8%
12/31/2015                   3.74                  0                  0               1.00%              -4.9%
12/31/2014                   3.93                  0                  0               1.00%               7.6%
12/31/2013                   3.65                  0                  0               1.00%              26.9%
12/31/2012                   2.88                  0                  0               1.00%              16.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.51                  0    $             0               0.75%              17.1%
12/31/2015                   3.85                  0                  0               0.75%              -4.7%
12/31/2014                   4.04                  0                  0               0.75%               7.9%
12/31/2013                   3.75                  0                  0               0.75%              27.2%
12/31/2012                   2.95                  0                  0               0.75%              16.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.67                  0    $             0               0.50%              17.4%
12/31/2015                   3.97                  0                  0               0.50%              -4.4%
12/31/2014                   4.16                  0                  0               0.50%               8.2%
12/31/2013                   3.84                  0                  0               0.50%              27.5%
12/31/2012                   3.01                  0                  0               0.50%              16.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.82                  0    $             0               0.25%              17.7%
12/31/2015                   4.10                  0                  0               0.25%              -4.2%
12/31/2014                   4.28                  0                  0               0.25%               8.4%
12/31/2013                   3.94                  0                  0               0.25%              27.8%
12/31/2012                   3.09                  0                  0               0.25%              17.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.54                  0    $             0               0.00%              18.0%
12/31/2015                   4.70                  0                  0               0.00%              -4.0%
12/31/2014                   4.89                  0                  0               0.00%               8.7%
12/31/2013                   4.50                  0                  0               0.00%              28.1%
12/31/2012                   3.51                  0                  0               0.00%              17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   3.1%
                 2014                                   2.8%
                 2013                                   2.6%
                 2012                                   3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   42,741,402    $   28,331,406           721,108
                                                                         ===============   ===============
Receivables: investments sold                                  27,517
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   42,768,919
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   42,768,919         8,495,721    $         5.03
Band 100                                                           --                --              5.20
Band 75                                                            --                --              5.38
Band 50                                                            --                --              5.56
Band 25                                                            --                --              5.75
Band 0                                                             --                --              6.77
                                                       ---------------   ---------------
 Total                                                 $   42,768,919         8,495,721
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,622
Mortality & expense charges                                                                      (559,443)
                                                                                           ---------------
Net investment income (loss)                                                                     (542,821)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        2,587,490
Realized gain distributions                                                                     4,467,227
Net change in unrealized appreciation (depreciation)                                           (6,866,471)
                                                                                           ---------------
Net gain (loss)                                                                                   188,246
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (354,575)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (542,821)   $          (499,475)
Net realized gain (loss)                                                 2,587,490              3,078,085
Realized gain distributions                                              4,467,227              1,524,628
Net change in unrealized appreciation (depreciation)                    (6,866,471)            (1,374,064)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (354,575)             2,729,174
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,888,252              6,199,814
Cost of units redeemed                                                  (8,606,239)            (9,350,419)
Account charges                                                            (12,345)               (10,584)
                                                               --------------------   --------------------
Increase (decrease)                                                     (5,730,332)            (3,161,189)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,084,907)              (432,015)
Net assets, beginning                                                   48,853,826             49,285,841
                                                               --------------------   --------------------
Net assets, ending                                             $        42,768,919    $        48,853,826
                                                               ====================   ====================

Units sold                                                                 627,074              1,274,336
Units redeemed                                                          (1,792,300)            (1,929,287)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,165,226)              (654,951)
Units outstanding, beginning                                             9,660,947             10,315,898
                                                               --------------------   --------------------
Units outstanding, ending                                                8,495,721              9,660,947
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $       485,939,761
Cost of units redeemed/account charges                                                       (496,993,263)
Net investment income (loss)                                                                   21,899,075
Net realized gain (loss)                                                                          872,054
Realized gain distributions                                                                    16,641,296
Net change in unrealized appreciation (depreciation)                                           14,409,996
                                                                                      --------------------
Net assets                                                                            $        42,768,919
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.03              8,496    $        42,769               1.25%              -0.4%
12/31/2015                   5.06              9,661             48,854               1.25%               5.8%
12/31/2014                   4.78             10,316             49,286               1.25%               9.9%
12/31/2013                   4.35             11,460             49,813               1.25%              34.6%
12/31/2012                   3.23             13,423             43,335               1.25%              13.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.20                  0    $             0               1.00%              -0.2%
12/31/2015                   5.21                  0                  0               1.00%               6.1%
12/31/2014                   4.91                  0                  0               1.00%              10.2%
12/31/2013                   4.46                  0                  0               1.00%              35.0%
12/31/2012                   3.30                  0                  0               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.38                  0    $             0               0.75%               0.0%
12/31/2015                   5.38                  0                  0               0.75%               6.4%
12/31/2014                   5.05                  0                  0               0.75%              10.5%
12/31/2013                   4.58                  0                  0               0.75%              35.3%
12/31/2012                   3.38                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.56                  0    $             0               0.50%               0.3%
12/31/2015                   5.54                  0                  0               0.50%               6.6%
12/31/2014                   5.20                  0                  0               0.50%              10.7%
12/31/2013                   4.69                  0                  0               0.50%              35.7%
12/31/2012                   3.46                  0                  0               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.75                  0    $             0               0.25%               0.5%
12/31/2015                   5.72                  0                  0               0.25%               6.9%
12/31/2014                   5.35                  0                  0               0.25%              11.0%
12/31/2013                   4.82                  0                  0               0.25%              36.0%
12/31/2012                   3.54                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.77                  0    $             0               0.00%               0.8%
12/31/2015                   6.71                  0                  0               0.00%               7.2%
12/31/2014                   6.26                  0                  0               0.00%              11.3%
12/31/2013                   5.63                  0                  0               0.00%              36.3%
12/31/2012                   4.13                  0                  0               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.3%
                 2014                                   0.2%
                 2013                                   0.3%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,564,656    $    5,652,272         1,036,309
                                                                         ===============   ===============
Receivables: investments sold                                  10,691
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,575,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,575,347         2,027,821    $         2.75
Band 100                                                           --                --              2.84
Band 75                                                            --                --              2.94
Band 50                                                            --                --              3.04
Band 25                                                            --                --              3.14
Band 0                                                             --                --              3.70
                                                       ---------------   ---------------
 Total                                                 $    5,575,347         2,027,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      286,680
Mortality & expense charges                                                                       (68,338)
                                                                                           ---------------
Net investment income (loss)                                                                      218,342
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (287,540)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              739,440
                                                                                           ---------------
Net gain (loss)                                                                                   451,900
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      670,242
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           218,342    $           357,239
Net realized gain (loss)                                                  (287,540)               (10,197)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       739,440               (639,878)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          670,242               (292,836)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   897,568                995,851
Cost of units redeemed                                                  (2,381,646)            (1,968,107)
Account charges                                                             (2,106)                (2,354)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,486,184)              (974,610)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (815,942)            (1,267,446)
Net assets, beginning                                                    6,391,289              7,658,735
                                                               --------------------   --------------------
Net assets, ending                                             $         5,575,347    $         6,391,289
                                                               ====================   ====================

Units sold                                                                 368,161                405,729
Units redeemed                                                            (971,514)              (775,399)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (603,353)              (369,670)
Units outstanding, beginning                                             2,631,174              3,000,844
                                                               --------------------   --------------------
Units outstanding, ending                                                2,027,821              2,631,174
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $       117,996,871
Cost of units redeemed/account charges                                                       (123,628,131)
Net investment income (loss)                                                                   22,040,593
Net realized gain (loss)                                                                      (10,746,370)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (87,616)
                                                                                      --------------------
Net assets                                                                            $         5,575,347
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.75              2,028    $         5,575               1.25%              13.2%
12/31/2015                   2.43              2,631              6,391               1.25%              -4.8%
12/31/2014                   2.55              3,001              7,659               1.25%              -0.1%
12/31/2013                   2.55              4,612             11,783               1.25%               4.6%
12/31/2012                   2.44              4,803             11,728               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.84                  0    $             0               1.00%              13.5%
12/31/2015                   2.50                  0                  0               1.00%              -4.6%
12/31/2014                   2.62                  0                  0               1.00%               0.1%
12/31/2013                   2.62                  0                  0               1.00%               4.9%
12/31/2012                   2.50                  0                  0               1.00%              13.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.94                  0    $             0               0.75%              13.8%
12/31/2015                   2.58                  0                  0               0.75%              -4.3%
12/31/2014                   2.70                  0                  0               0.75%               0.4%
12/31/2013                   2.69                  0                  0               0.75%               5.2%
12/31/2012                   2.56                  0                  0               0.75%              13.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.04                  0    $             0               0.50%              14.0%
12/31/2015                   2.66                  0                  0               0.50%              -4.1%
12/31/2014                   2.78                  0                  0               0.50%               0.7%
12/31/2013                   2.76                  0                  0               0.50%               5.4%
12/31/2012                   2.62                  0                  0               0.50%              13.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.14                  0    $             0               0.25%              14.3%
12/31/2015                   2.75                  0                  0               0.25%              -3.9%
12/31/2014                   2.86                  0                  0               0.25%               0.9%
12/31/2013                   2.83                  0                  0               0.25%               5.7%
12/31/2012                   2.68                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.70                  0    $             0               0.00%              14.6%
12/31/2015                   3.22                  0                  0               0.00%              -3.6%
12/31/2014                   3.35                  0                  0               0.00%               1.2%
12/31/2013                   3.31                  0                  0               0.00%               5.9%
12/31/2012                   3.12                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.8%
                 2015                                   6.4%
                 2014                                   4.7%
                 2013                                   5.6%
                 2012                                   5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,995,561    $    9,726,883           505,860
                                                                         ===============   ===============
Receivables: investments sold                                  13,806
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    9,009,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,002,504         3,594,107    $         2.50
Band 100                                                           --                --              2.59
Band 75                                                            --                --              2.68
Band 50                                                            --                --              2.77
Band 25                                                            --                --              2.86
Band 0                                                          6,863             2,038              3.37
                                                       ---------------   ---------------
 Total                                                 $    9,009,367         3,596,145
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      134,251
Mortality & expense charges                                                                      (120,064)
                                                                                           ---------------
Net investment income (loss)                                                                       14,187
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (61,638)
Realized gain distributions                                                                        15,911
Net change in unrealized appreciation (depreciation)                                             (621,059)
                                                                                           ---------------
Net gain (loss)                                                                                  (666,786)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (652,599)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            14,187    $            11,407
Net realized gain (loss)                                                   (61,638)               113,104
Realized gain distributions                                                 15,911                 11,018
Net change in unrealized appreciation (depreciation)                      (621,059)               128,384
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (652,599)               263,913
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,037,367                865,074
Cost of units redeemed                                                  (2,030,759)            (1,281,974)
Account charges                                                             (3,715)                (3,645)
                                                               --------------------   --------------------
Increase (decrease)                                                       (997,107)              (420,545)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,649,706)              (156,632)
Net assets, beginning                                                   10,659,073             10,815,705
                                                               --------------------   --------------------
Net assets, ending                                             $         9,009,367    $        10,659,073
                                                               ====================   ====================

Units sold                                                                 410,427                355,965
Units redeemed                                                            (803,567)              (509,234)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (393,140)              (153,269)
Units outstanding, beginning                                             3,989,285              4,142,554
                                                               --------------------   --------------------
Units outstanding, ending                                                3,596,145              3,989,285
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $       449,338,798
Cost of units redeemed/account charges                                                       (458,238,002)
Net investment income (loss)                                                                    5,786,526
Net realized gain (loss)                                                                        5,840,281
Realized gain distributions                                                                     7,013,086
Net change in unrealized appreciation (depreciation)                                             (731,322)
                                                                                      --------------------
Net assets                                                                            $         9,009,367
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50              3,594    $         9,003               1.25%              -6.2%
12/31/2015                   2.67              3,987             10,652               1.25%               2.3%
12/31/2014                   2.61              4,140             10,809               1.25%              -9.2%
12/31/2013                   2.88              4,719             13,571               1.25%              28.8%
12/31/2012                   2.23              4,986             11,131               1.25%              19.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               1.00%              -6.0%
12/31/2015                   2.75                  0                  0               1.00%               2.6%
12/31/2014                   2.68                  0                  0               1.00%              -9.0%
12/31/2013                   2.95                  0                  0               1.00%              29.1%
12/31/2012                   2.28                  0                  0               1.00%              19.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                  0    $             0               0.75%              -5.8%
12/31/2015                   2.84                  0                  0               0.75%               2.9%
12/31/2014                   2.76                  0                  0               0.75%              -8.8%
12/31/2013                   3.03                  0                  0               0.75%              29.5%
12/31/2012                   2.34                  0                  0               0.75%              19.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.77                  0    $             0               0.50%              -5.5%
12/31/2015                   2.93                  0                  0               0.50%               3.1%
12/31/2014                   2.84                  0                  0               0.50%              -8.5%
12/31/2013                   3.11                  0                  0               0.50%              29.8%
12/31/2012                   2.39                  0                  0               0.50%              20.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.86                  0    $             0               0.25%              -5.3%
12/31/2015                   3.02                  0                  0               0.25%               3.4%
12/31/2014                   2.92                  0                  0               0.25%              -8.3%
12/31/2013                   3.19                  0                  0               0.25%              30.1%
12/31/2012                   2.45                  0                  0               0.25%              20.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.37                  2    $             7               0.00%              -5.1%
12/31/2015                   3.55                  2                  7               0.00%               3.6%
12/31/2014                   3.42                  2                  7               0.00%              -8.1%
12/31/2013                   3.72                  0                  0               0.00%              30.4%
12/31/2012                   2.85                  0                  0               0.00%              20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.4%
                 2014                                   1.3%
                 2013                                   1.3%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND I CLASS - 315792606

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      171,241    $      171,884            16,001
                                                                         ===============   ===============
Receivables: investments sold                                     290
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      171,531
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      171,531           171,092    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      171,531           171,092
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,883
Mortality & expense charges                                                                        (2,129)
                                                                                           ---------------
Net investment income (loss)                                                                          754
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (336)
Realized gain distributions                                                                         2,365
Net change in unrealized appreciation (depreciation)                                                3,635
                                                                                           ---------------
Net gain (loss)                                                                                     5,664
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,418
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               754    $               739
Net realized gain (loss)                                                      (336)                    (1)
Realized gain distributions                                                  2,365                  1,250
Net change in unrealized appreciation (depreciation)                         3,635                 (4,278)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,418                 (2,290)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    13,717                177,548
Cost of units redeemed                                                     (23,858)                    --
Account charges                                                                 (4)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (10,145)               177,548
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,727)               175,258
Net assets, beginning                                                      175,258                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           171,531    $           175,258
                                                               ====================   ====================

Units sold                                                                  13,847                196,130
Units redeemed                                                             (24,369)               (14,516)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (10,522)               181,614
Units outstanding, beginning                                               181,614                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  171,092                181,614
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           191,265
Cost of units redeemed/account charges                                                            (23,862)
Net investment income (loss)                                                                        1,493
Net realized gain (loss)                                                                             (337)
Realized gain distributions                                                                         3,615
Net change in unrealized appreciation (depreciation)                                                 (643)
                                                                                      --------------------
Net assets                                                                            $           171,531
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                171    $           172               1.25%               3.9%
12/31/2015                   0.97                182                175               1.25%              -3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               4.2%
12/31/2015                   0.97                  0                  0               1.00%              -3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               4.4%
12/31/2015                   0.97                  0                  0               0.75%              -3.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               4.7%
12/31/2015                   0.97                  0                  0               0.50%              -3.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               4.9%
12/31/2015                   0.97                  0                  0               0.25%              -2.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               5.2%
12/31/2015                   0.97                  0                  0               0.00%              -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND I CLASS - 315792861

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       88,001    $       88,596             7,252
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,481)
                                                       ---------------
Net assets                                             $       86,520
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       86,520            86,712    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $       86,520            86,712
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,663
Mortality & expense charges                                                                        (1,375)
                                                                                           ---------------
Net investment income (loss)                                                                          288
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,123)
Realized gain distributions                                                                         2,908
Net change in unrealized appreciation (depreciation)                                                4,278
                                                                                           ---------------
Net gain (loss)                                                                                     6,063
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,351
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               288    $             1,437
Net realized gain (loss)                                                    (1,123)                   (55)
Realized gain distributions                                                  2,908                  1,667
Net change in unrealized appreciation (depreciation)                         4,278                 (4,873)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,351                 (1,824)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    98,149                108,878
Cost of units redeemed                                                    (114,196)               (10,717)
Account charges                                                               (114)                    (7)
                                                               --------------------   --------------------
Increase (decrease)                                                        (16,161)                98,154
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,810)                96,330
Net assets, beginning                                                       96,330                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            86,520    $            96,330
                                                               ====================   ====================

Units sold                                                                 101,249                115,961
Units redeemed                                                            (115,924)               (14,574)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (14,675)               101,387
Units outstanding, beginning                                               101,387                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   86,712                101,387
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           207,027
Cost of units redeemed/account charges                                                           (125,034)
Net investment income (loss)                                                                        1,725
Net realized gain (loss)                                                                           (1,178)
Realized gain distributions                                                                         4,575
Net change in unrealized appreciation (depreciation)                                                 (595)
                                                                                      --------------------
Net assets                                                                            $            86,520
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                 87    $            87               1.25%               5.0%
12/31/2015                   0.95                101                 96               1.25%              -5.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               5.3%
12/31/2015                   0.95                  0                  0               1.00%              -4.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               5.5%
12/31/2015                   0.95                  0                  0               0.75%              -4.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               5.8%
12/31/2015                   0.95                  0                  0               0.50%              -4.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               6.1%
12/31/2015                   0.96                  0                  0               0.25%              -4.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               6.3%
12/31/2015                   0.96                  0                  0               0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND I CLASS - 315792549

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      207,972    $      212,497            17,345
                                                                         ===============   ===============
Receivables: investments sold                                     173
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      208,145
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      208,145           208,658    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      208,145           208,658
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,719
Mortality & expense charges                                                                        (3,003)
                                                                                           ---------------
Net investment income (loss)                                                                          716
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (7,232)
Realized gain distributions                                                                         6,419
Net change in unrealized appreciation (depreciation)                                               12,586
                                                                                           ---------------
Net gain (loss)                                                                                    11,773
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,489
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               716    $             4,884
Net realized gain (loss)                                                    (7,232)                    (7)
Realized gain distributions                                                  6,419                  5,532
Net change in unrealized appreciation (depreciation)                        12,586                (17,111)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,489                 (6,702)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    43,868                337,742
Cost of units redeemed                                                    (178,515)                  (580)
Account charges                                                               (150)                    (7)
                                                               --------------------   --------------------
Increase (decrease)                                                       (134,797)               337,155
                                                               --------------------   --------------------
Net increase (decrease)                                                   (122,308)               330,453
Net assets, beginning                                                      330,453                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           208,145    $           330,453
                                                               ====================   ====================

Units sold                                                                  45,451                350,464
Units redeemed                                                            (186,638)                  (619)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (141,187)               349,845
Units outstanding, beginning                                               349,845                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  208,658                349,845
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           381,610
Cost of units redeemed/account charges                                                           (179,252)
Net investment income (loss)                                                                        5,600
Net realized gain (loss)                                                                           (7,239)
Realized gain distributions                                                                        11,951
Net change in unrealized appreciation (depreciation)                                               (4,525)
                                                                                      --------------------
Net assets                                                                            $           208,145
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                209    $           208               1.25%               5.6%
12/31/2015                   0.94                350                330               1.25%              -5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               5.9%
12/31/2015                   0.95                  0                  0               1.00%              -5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.1%
12/31/2015                   0.95                  0                  0               0.75%              -5.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               6.4%
12/31/2015                   0.95                  0                  0               0.50%              -5.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               6.7%
12/31/2015                   0.95                  0                  0               0.25%              -5.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               6.9%
12/31/2015                   0.95                  0                  0               0.00%              -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND I CLASS - 315792812

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      762,863    $      772,188            57,872
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (22,101)
                                                       ---------------
Net assets                                             $      740,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      740,762           743,029    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      740,762           743,029
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,214
Mortality & expense charges                                                                       (10,702)
                                                                                           ---------------
Net investment income (loss)                                                                        2,512
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,957)
Realized gain distributions                                                                        23,293
Net change in unrealized appreciation (depreciation)                                               32,851
                                                                                           ---------------
Net gain (loss)                                                                                    45,187
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       47,699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,512    $            12,390
Net realized gain (loss)                                                   (10,957)                  (533)
Realized gain distributions                                                 23,293                 11,672
Net change in unrealized appreciation (depreciation)                        32,851                (42,176)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           47,699                (18,647)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   220,349                912,429
Cost of units redeemed                                                    (359,448)               (59,111)
Account charges                                                             (2,035)                  (474)
                                                               --------------------   --------------------
Increase (decrease)                                                       (141,134)               852,844
                                                               --------------------   --------------------
Net increase (decrease)                                                    (93,435)               834,197
Net assets, beginning                                                      834,197                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           740,762    $           834,197
                                                               ====================   ====================

Units sold                                                                 230,105              1,075,680
Units redeemed                                                            (373,179)              (189,577)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (143,074)               886,103
Units outstanding, beginning                                               886,103                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  743,029                886,103
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,132,778
Cost of units redeemed/account charges                                                           (421,068)
Net investment income (loss)                                                                       14,902
Net realized gain (loss)                                                                          (11,490)
Realized gain distributions                                                                        34,965
Net change in unrealized appreciation (depreciation)                                               (9,325)
                                                                                      --------------------
Net assets                                                                            $           740,762
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                743    $           741               1.25%               5.9%
12/31/2015                   0.94                886                834               1.25%              -5.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.2%
12/31/2015                   0.94                  0                  0               1.00%              -5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               6.4%
12/31/2015                   0.94                  0                  0               0.75%              -5.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               6.7%
12/31/2015                   0.95                  0                  0               0.50%              -5.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.0%
12/31/2015                   0.95                  0                  0               0.25%              -5.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               7.2%
12/31/2015                   0.95                  0                  0               0.00%              -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND I CLASS - 315792481

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      651,906    $      658,145            52,067
                                                                         ===============   ===============
Receivables: investments sold                                   5,188
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      657,094
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      657,094           661,921    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      657,094           661,921
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,683
Mortality & expense charges                                                                        (7,840)
                                                                                           ---------------
Net investment income (loss)                                                                        2,843
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (14,910)
Realized gain distributions                                                                        18,385
Net change in unrealized appreciation (depreciation)                                               27,274
                                                                                           ---------------
Net gain (loss)                                                                                    30,749
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       33,592
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,843    $             9,266
Net realized gain (loss)                                                   (14,910)                   (40)
Realized gain distributions                                                 18,385                  8,794
Net change in unrealized appreciation (depreciation)                        27,274                (33,513)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           33,592                (15,493)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   248,607                682,041
Cost of units redeemed                                                    (281,268)               (10,018)
Account charges                                                               (354)                   (13)
                                                               --------------------   --------------------
Increase (decrease)                                                        (33,015)               672,010
                                                               --------------------   --------------------
Net increase (decrease)                                                        577                656,517
Net assets, beginning                                                      656,517                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           657,094    $           656,517
                                                               ====================   ====================

Units sold                                                                 259,019                711,844
Units redeemed                                                            (298,345)               (10,597)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (39,326)               701,247
Units outstanding, beginning                                               701,247                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  661,921                701,247
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           930,648
Cost of units redeemed/account charges                                                           (291,653)
Net investment income (loss)                                                                       12,109
Net realized gain (loss)                                                                          (14,950)
Realized gain distributions                                                                        27,179
Net change in unrealized appreciation (depreciation)                                               (6,239)
                                                                                      --------------------
Net assets                                                                            $           657,094
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                662    $           657               1.25%               6.0%
12/31/2015                   0.94                701                657               1.25%              -6.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               6.3%
12/31/2015                   0.94                  0                  0               1.00%              -6.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               6.6%
12/31/2015                   0.94                  0                  0               0.75%              -6.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               6.8%
12/31/2015                   0.94                  0                  0               0.50%              -5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.1%
12/31/2015                   0.94                  0                  0               0.25%              -5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               7.4%
12/31/2015                   0.94                  0                  0               0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND I CLASS - 315792754

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,178,868    $    1,187,355            87,976
                                                                         ===============   ===============
Receivables: investments sold                                     900
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,179,768
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,179,768         1,192,207    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $    1,179,768         1,192,207
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       18,064
Mortality & expense charges                                                                       (12,997)
                                                                                           ---------------
Net investment income (loss)                                                                        5,067
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,265)
Realized gain distributions                                                                        33,245
Net change in unrealized appreciation (depreciation)                                               39,271
                                                                                           ---------------
Net gain (loss)                                                                                    66,251
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       71,318
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,067    $            12,058
Net realized gain (loss)                                                    (6,265)                   (17)
Realized gain distributions                                                 33,245                 12,389
Net change in unrealized appreciation (depreciation)                        39,271                (47,758)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           71,318                (23,328)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   393,250                909,457
Cost of units redeemed                                                    (170,169)                   (92)
Account charges                                                               (617)                   (51)
                                                               --------------------   --------------------
Increase (decrease)                                                        222,464                909,314
                                                               --------------------   --------------------
Net increase (decrease)                                                    293,782                885,986
Net assets, beginning                                                      885,986                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,179,768    $           885,986
                                                               ====================   ====================

Units sold                                                                 415,455              1,084,251
Units redeemed                                                            (178,421)              (129,078)
                                                               --------------------   --------------------
Net increase (decrease)                                                    237,034                955,173
Units outstanding, beginning                                               955,173                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,192,207                955,173
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,302,707
Cost of units redeemed/account charges                                                           (170,929)
Net investment income (loss)                                                                       17,125
Net realized gain (loss)                                                                           (6,282)
Realized gain distributions                                                                        45,634
Net change in unrealized appreciation (depreciation)                                               (8,487)
                                                                                      --------------------
Net assets                                                                            $         1,179,768
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99              1,192    $         1,180               1.25%               6.7%
12/31/2015                   0.93                955                886               1.25%              -7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               6.9%
12/31/2015                   0.93                  0                  0               1.00%              -7.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.2%
12/31/2015                   0.93                  0                  0               0.75%              -7.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.5%
12/31/2015                   0.93                  0                  0               0.50%              -6.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               7.8%
12/31/2015                   0.93                  0                  0               0.25%              -6.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.0%
12/31/2015                   0.93                  0                  0               0.00%              -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND I CLASS - 315792432

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      641,508    $      646,150            49,661
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,864)
                                                       ---------------
Net assets                                             $      638,644
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      638,644           646,280    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      638,644           646,280
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,075
Mortality & expense charges                                                                        (7,151)
                                                                                           ---------------
Net investment income (loss)                                                                        1,924
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,998)
Realized gain distributions                                                                        19,150
Net change in unrealized appreciation (depreciation)                                               26,471
                                                                                           ---------------
Net gain (loss)                                                                                    35,623
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       37,547
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,924    $             7,363
Net realized gain (loss)                                                    (9,998)                (3,095)
Realized gain distributions                                                 19,150                  7,446
Net change in unrealized appreciation (depreciation)                        26,471                (31,113)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           37,547                (19,399)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   150,499                692,490
Cost of units redeemed                                                    (122,985)               (98,990)
Account charges                                                               (420)                   (98)
                                                               --------------------   --------------------
Increase (decrease)                                                         27,094                593,402
                                                               --------------------   --------------------
Net increase (decrease)                                                     64,641                574,003
Net assets, beginning                                                      574,003                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           638,644    $           574,003
                                                               ====================   ====================

Units sold                                                                 160,689                729,441
Units redeemed                                                            (136,009)              (107,841)
                                                               --------------------   --------------------
Net increase (decrease)                                                     24,680                621,600
Units outstanding, beginning                                               621,600                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  646,280                621,600
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           842,989
Cost of units redeemed/account charges                                                           (222,493)
Net investment income (loss)                                                                        9,287
Net realized gain (loss)                                                                          (13,093)
Realized gain distributions                                                                        26,596
Net change in unrealized appreciation (depreciation)                                               (4,642)
                                                                                      --------------------
Net assets                                                                            $           638,644
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                646    $           639               1.25%               7.0%
12/31/2015                   0.92                622                574               1.25%              -7.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.92                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.5%
12/31/2015                   0.93                  0                  0               0.75%              -7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.8%
12/31/2015                   0.93                  0                  0               0.50%              -7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND I CLASS - 315792697

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      925,048    $      923,732            67,117
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,180)
                                                       ---------------
Net assets                                             $      922,868
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      922,868           933,353    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      922,868           933,353
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,259
Mortality & expense charges                                                                        (9,663)
                                                                                           ---------------
Net investment income (loss)                                                                        3,596
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (7,255)
Realized gain distributions                                                                        27,103
Net change in unrealized appreciation (depreciation)                                               35,852
                                                                                           ---------------
Net gain (loss)                                                                                    55,700
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       59,296
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,596    $             8,198
Net realized gain (loss)                                                    (7,255)                (2,225)
Realized gain distributions                                                 27,103                  8,751
Net change in unrealized appreciation (depreciation)                        35,852                (34,536)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           59,296                (19,812)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   354,725                707,252
Cost of units redeemed                                                    (122,370)               (55,513)
Account charges                                                               (570)                  (140)
                                                               --------------------   --------------------
Increase (decrease)                                                        231,785                651,599
                                                               --------------------   --------------------
Net increase (decrease)                                                    291,081                631,787
Net assets, beginning                                                      631,787                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           922,868    $           631,787
                                                               ====================   ====================

Units sold                                                                 381,633                853,337
Units redeemed                                                            (132,183)              (169,434)
                                                               --------------------   --------------------
Net increase (decrease)                                                    249,450                683,903
Units outstanding, beginning                                               683,903                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  933,353                683,903
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,061,977
Cost of units redeemed/account charges                                                           (178,593)
Net investment income (loss)                                                                       11,794
Net realized gain (loss)                                                                           (9,480)
Realized gain distributions                                                                        35,854
Net change in unrealized appreciation (depreciation)                                                1,316
                                                                                      --------------------
Net assets                                                                            $           922,868
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                933    $           923               1.25%               7.0%
12/31/2015                   0.92                684                632               1.25%              -7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.93                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.6%
12/31/2015                   0.93                  0                  0               0.75%              -7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.8%
12/31/2015                   0.93                  0                  0               0.50%              -7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND I CLASS - 315792358

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      648,144    $      653,963            60,781
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,038)
                                                       ---------------
Net assets                                             $      646,106
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      646,106           653,646    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      646,106           653,646
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,119
Mortality & expense charges                                                                        (7,237)
                                                                                           ---------------
Net investment income (loss)                                                                        1,882
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,479)
Realized gain distributions                                                                        19,218
Net change in unrealized appreciation (depreciation)                                               23,908
                                                                                           ---------------
Net gain (loss)                                                                                    39,647
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       41,529
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,882    $             7,237
Net realized gain (loss)                                                    (3,479)                    (4)
Realized gain distributions                                                 19,218                  6,703
Net change in unrealized appreciation (depreciation)                        23,908                (29,727)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           41,529                (15,791)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   119,889                570,892
Cost of units redeemed                                                     (67,047)                (2,457)
Account charges                                                               (786)                  (123)
                                                               --------------------   --------------------
Increase (decrease)                                                         52,056                568,312
                                                               --------------------   --------------------
Net increase (decrease)                                                     93,585                552,521
Net assets, beginning                                                      552,521                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           646,106    $           552,521
                                                               ====================   ====================

Units sold                                                                 128,284                601,020
Units redeemed                                                             (72,831)                (2,827)
                                                               --------------------   --------------------
Net increase (decrease)                                                     55,453                598,193
Units outstanding, beginning                                               598,193                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  653,646                598,193
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           690,781
Cost of units redeemed/account charges                                                            (70,413)
Net investment income (loss)                                                                        9,119
Net realized gain (loss)                                                                           (3,483)
Realized gain distributions                                                                        25,921
Net change in unrealized appreciation (depreciation)                                               (5,819)
                                                                                      --------------------
Net assets                                                                            $           646,106
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                654    $           646               1.25%               7.0%
12/31/2015                   0.92                598                553               1.25%              -7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.93                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.6%
12/31/2015                   0.93                  0                  0               0.75%              -7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.8%
12/31/2015                   0.93                  0                  0               0.50%              -7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND I CLASS - 315792291

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      856,506    $      856,908            80,977
                                                                         ===============   ===============
Receivables: investments sold                                     240
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      856,746
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      856,746           866,212    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      856,746           866,212
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,131
Mortality & expense charges                                                                        (8,673)
                                                                                           ---------------
Net investment income (loss)                                                                        3,458
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,911)
Realized gain distributions                                                                        21,957
Net change in unrealized appreciation (depreciation)                                               29,274
                                                                                           ---------------
Net gain (loss)                                                                                    49,320
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       52,778
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,458    $             7,349
Net realized gain (loss)                                                    (1,911)                  (265)
Realized gain distributions                                                 21,957                  6,471
Net change in unrealized appreciation (depreciation)                        29,274                (29,676)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           52,778                (16,121)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   270,127                599,242
Cost of units redeemed                                                     (37,892)               (10,638)
Account charges                                                               (512)                  (238)
                                                               --------------------   --------------------
Increase (decrease)                                                        231,723                588,366
                                                               --------------------   --------------------
Net increase (decrease)                                                    284,501                572,245
Net assets, beginning                                                      572,245                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           856,746    $           572,245
                                                               ====================   ====================

Units sold                                                                 288,107                707,792
Units redeemed                                                             (41,290)               (88,397)
                                                               --------------------   --------------------
Net increase (decrease)                                                    246,817                619,395
Units outstanding, beginning                                               619,395                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  866,212                619,395
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           869,369
Cost of units redeemed/account charges                                                            (49,280)
Net investment income (loss)                                                                       10,807
Net realized gain (loss)                                                                           (2,176)
Realized gain distributions                                                                        28,428
Net change in unrealized appreciation (depreciation)                                                 (402)
                                                                                      --------------------
Net assets                                                                            $           856,746
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                866    $           857               1.25%               7.1%
12/31/2015                   0.92                619                572               1.25%              -7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.93                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.6%
12/31/2015                   0.93                  0                  0               0.75%              -7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.9%
12/31/2015                   0.93                  0                  0               0.50%              -7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND I CLASS - 315793786

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      316,429    $      313,074            27,372
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,923)
                                                       ---------------
Net assets                                             $      314,506
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      314,506           317,863    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $      314,506           317,863
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,371
Mortality & expense charges                                                                        (3,277)
                                                                                           ---------------
Net investment income (loss)                                                                        1,094
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,325)
Realized gain distributions                                                                         7,659
Net change in unrealized appreciation (depreciation)                                               13,496
                                                                                           ---------------
Net gain (loss)                                                                                    18,830
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       19,924
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,094    $             2,626
Net realized gain (loss)                                                    (2,325)                   (96)
Realized gain distributions                                                  7,659                  1,623
Net change in unrealized appreciation (depreciation)                        13,496                (10,141)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           19,924                 (5,988)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   136,859                222,232
Cost of units redeemed                                                     (54,629)                (3,768)
Account charges                                                               (111)                   (13)
                                                               --------------------   --------------------
Increase (decrease)                                                         82,119                218,451
                                                               --------------------   --------------------
Net increase (decrease)                                                    102,043                212,463
Net assets, beginning                                                      212,463                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           314,506    $           212,463
                                                               ====================   ====================

Units sold                                                                 146,216                234,053
Units redeemed                                                             (58,272)                (4,134)
                                                               --------------------   --------------------
Net increase (decrease)                                                     87,944                229,919
Units outstanding, beginning                                               229,919                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  317,863                229,919
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           359,091
Cost of units redeemed/account charges                                                            (58,521)
Net investment income (loss)                                                                        3,720
Net realized gain (loss)                                                                           (2,421)
Realized gain distributions                                                                         9,282
Net change in unrealized appreciation (depreciation)                                                3,355
                                                                                      --------------------
Net assets                                                                            $           314,506
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                318    $           315               1.25%               7.1%
12/31/2015                   0.92                230                212               1.25%              -7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.93                  0                  0               1.00%              -7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.6%
12/31/2015                   0.93                  0                  0               0.75%              -7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.9%
12/31/2015                   0.93                  0                  0               0.50%              -7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2060 FUND I CLASS - 315793737

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        1,996    $        1,909               197
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $        1,995
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        1,995             2,018    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $        1,995             2,018
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           25
Mortality & expense charges                                                                           (12)
                                                                                           ---------------
Net investment income (loss)                                                                           13
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                            15
Net change in unrealized appreciation (depreciation)                                                   87
                                                                                           ---------------
Net gain (loss)                                                                                       103
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          116
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                13    $                --
Net realized gain (loss)                                                         1                     --
Realized gain distributions                                                     15                     --
Net change in unrealized appreciation (depreciation)                            87                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              116                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,885                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 (6)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                          1,879                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,995                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             1,995    $                --
                                                               ====================   ====================

Units sold                                                                   2,024                     --
Units redeemed                                                                  (6)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,018                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    2,018                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $             1,885
Cost of units redeemed/account charges                                                                 (6)
Net investment income (loss)                                                                           13
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                            15
Net change in unrealized appreciation (depreciation)                                                   87
                                                                                      --------------------
Net assets                                                                            $             1,995
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  2    $             2               1.25%               7.1%
12/31/2015                   0.92                  0                  0               1.25%              -7.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.3%
12/31/2015                   0.92                  0                  0               1.00%              -7.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               7.6%
12/31/2015                   0.93                  0                  0               0.75%              -7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               7.9%
12/31/2015                   0.93                  0                  0               0.50%              -7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               8.1%
12/31/2015                   0.93                  0                  0               0.25%              -7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.4%
12/31/2015                   0.93                  0                  0               0.00%              -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.5%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR FREEDOM 2060 FUND T CLASS - 315793752 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.04
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.06
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.25%               6.5%
12/31/2015                   0.98                  0                  0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%               6.8%
12/31/2015                   0.98                  0                  0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%               7.1%
12/31/2015                   0.98                  0                  0               0.75%              -2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               7.3%
12/31/2015                   0.98                  0                  0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.25%               7.6%
12/31/2015                   0.98                  0                  0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%               7.9%
12/31/2015                   0.98                  0                  0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND R CLASS - 354713554

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,044,310    $    3,232,214           316,653
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,602)
                                                       ---------------
Net assets                                             $    3,036,708
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,460,609         1,420,444    $         1.73
Band 100                                                      350,468           195,726              1.79
Band 75                                                            --                --              1.85
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.98
Band 0                                                        225,631           110,318              2.05
                                                       ---------------   ---------------
 Total                                                 $    3,036,708         1,726,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       79,257
Mortality & expense charges                                                                       (35,307)
                                                                                           ---------------
Net investment income (loss)                                                                       43,950
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (162,114)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              335,370
                                                                                           ---------------
Net gain (loss)                                                                                   173,256
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      217,206
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            43,950    $           125,864
Net realized gain (loss)                                                  (162,114)               (76,454)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       335,370               (269,124)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          217,206               (219,714)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   759,047                689,626
Cost of units redeemed                                                  (1,633,204)            (1,179,092)
Account charges                                                             (1,619)                (1,702)
                                                               --------------------   --------------------
Increase (decrease)                                                       (875,776)              (491,168)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (658,570)              (710,882)
Net assets, beginning                                                    3,695,278              4,406,160
                                                               --------------------   --------------------
Net assets, ending                                             $         3,036,708    $         3,695,278
                                                               ====================   ====================

Units sold                                                                 451,615                446,218
Units redeemed                                                            (943,299)              (736,965)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (491,684)              (290,747)
Units outstanding, beginning                                             2,218,172              2,508,919
                                                               --------------------   --------------------
Units outstanding, ending                                                1,726,488              2,218,172
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        18,990,268
Cost of units redeemed/account charges                                                        (17,643,990)
Net investment income (loss)                                                                    1,713,816
Net realized gain (loss)                                                                           64,630
Realized gain distributions                                                                        99,888
Net change in unrealized appreciation (depreciation)                                             (187,904)
                                                                                      --------------------
Net assets                                                                            $         3,036,708
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73              1,420    $         2,461               1.25%               6.3%
12/31/2015                   1.63              1,739              2,834               1.25%              -5.7%
12/31/2014                   1.73              2,058              3,557               1.25%               0.3%
12/31/2013                   1.72              2,133              3,677               1.25%               1.6%
12/31/2012                   1.70              2,923              4,961               1.25%              10.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                196    $           350               1.00%               6.6%
12/31/2015                   1.68                225                378               1.00%              -5.5%
12/31/2014                   1.78                227                403               1.00%               0.5%
12/31/2013                   1.77                  2                  3               1.00%               1.8%
12/31/2012                   1.74                  0                  0               1.00%              11.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.75%               6.8%
12/31/2015                   1.73                  0                  0               0.75%              -5.2%
12/31/2014                   1.83                  0                  0               0.75%               0.8%
12/31/2013                   1.81                  0                  0               0.75%               2.1%
12/31/2012                   1.78                  0                  0               0.75%              11.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%               7.1%
12/31/2015                   1.79                  0                  0               0.50%              -5.0%
12/31/2014                   1.88                  0                  0               0.50%               1.0%
12/31/2013                   1.86                  0                  0               0.50%               2.3%
12/31/2012                   1.82                  0                  0               0.50%              11.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.25%               7.4%
12/31/2015                   1.84                  0                  0               0.25%              -4.8%
12/31/2014                   1.93                  0                  0               0.25%               1.3%
12/31/2013                   1.91                  0                  0               0.25%               2.6%
12/31/2012                   1.86                  0                  0               0.25%              11.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                110    $           226               0.00%               7.6%
12/31/2015                   1.90                254                483               0.00%              -4.5%
12/31/2014                   1.99                224                447               0.00%               1.5%
12/31/2013                   1.96                256                502               0.00%               2.8%
12/31/2012                   1.91                501                955               0.00%              12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   4.2%
                 2014                                   5.2%
                 2013                                   3.9%
                 2012                                   5.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TEMPLETON GROWTH FUND A CLASS - 880199104

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      546,194    $      506,554            23,187
                                                                         ===============   ===============
Receivables: investments sold                                     113
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      546,307
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      546,307           543,659    $         1.00
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $      546,307           543,659
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,897
Mortality & expense charges                                                                        (6,236)
                                                                                           ---------------
Net investment income (loss)                                                                        1,661
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,625
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               37,567
                                                                                           ---------------
Net gain (loss)                                                                                    39,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       40,853
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,661                $(1,730)
Net realized gain (loss)                                                     1,625                140,643
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        37,567               (177,466)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           40,853                (38,553)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    57,152                116,568
Cost of units redeemed                                                     (38,961)              (613,136)
Account charges                                                                (50)                   (66)
                                                               --------------------   --------------------
Increase (decrease)                                                         18,141               (496,634)
                                                               --------------------   --------------------
Net increase (decrease)                                                     58,994               (535,187)
Net assets, beginning                                                      487,313              1,022,500
                                                               --------------------   --------------------
Net assets, ending                                             $           546,307    $           487,313
                                                               ====================   ====================

Units sold                                                                  61,815                119,930
Units redeemed                                                             (40,506)              (610,068)
                                                               --------------------   --------------------
Net increase (decrease)                                                     21,309               (490,138)
Units outstanding, beginning                                               522,350              1,012,488
                                                               --------------------   --------------------
Units outstanding, ending                                                  543,659                522,350
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         7,521,574
Cost of units redeemed/account charges                                                         (4,731,743)
Net investment income (loss)                                                                       55,090
Net realized gain (loss)                                                                       (2,348,947)
Realized gain distributions                                                                        10,693
Net change in unrealized appreciation (depreciation)                                               39,640
                                                                                      --------------------
Net assets                                                                            $           546,307
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                544    $           546               1.25%               7.7%
12/31/2015                   0.93                522                487               1.25%              -7.6%
12/31/2014                   1.01              1,012              1,023               1.25%              -3.1%
12/31/2013                   1.04              1,068              1,113               1.25%              28.5%
12/31/2012                   0.81                897                728               1.25%              20.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               8.0%
12/31/2015                   0.95                  0                  0               1.00%              -7.4%
12/31/2014                   1.03                  0                  0               1.00%              -2.9%
12/31/2013                   1.06                  0                  0               1.00%              28.9%
12/31/2012                   0.82                  0                  0               1.00%              20.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%               8.2%
12/31/2015                   0.97                  0                  0               0.75%              -7.2%
12/31/2014                   1.05                  0                  0               0.75%              -2.6%
12/31/2013                   1.08                  0                  0               0.75%              29.2%
12/31/2012                   0.83                  0                  0               0.75%              20.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               8.5%
12/31/2015                   1.00                  0                  0               0.50%              -6.9%
12/31/2014                   1.07                  0                  0               0.50%              -2.4%
12/31/2013                   1.10                  0                  0               0.50%              29.5%
12/31/2012                   0.85                  0                  0               0.50%              20.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               8.8%
12/31/2015                   1.02                  0                  0               0.25%              -6.7%
12/31/2014                   1.09                  0                  0               0.25%              -2.2%
12/31/2013                   1.11                  0                  0               0.25%              29.8%
12/31/2012                   0.86                  0                  0               0.25%              21.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%               9.1%
12/31/2015                   1.04                  0                  0               0.00%              -6.5%
12/31/2014                   1.11                  0                  0               0.00%              -1.9%
12/31/2013                   1.13                  0                  0               0.00%              30.2%
12/31/2012                   0.87                  0                  0               0.00%              21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.0%
                 2014                                   2.6%
                 2013                                   1.5%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND A CLASS - 880196209

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,235,616    $    1,268,040           175,384
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (9,682)
                                                       ---------------
Net assets                                             $    1,225,934
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,225,934         1,198,000    $         1.02
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $    1,225,934         1,198,000
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,758
Mortality & expense charges                                                                       (14,195)
                                                                                           ---------------
Net investment income (loss)                                                                        8,563
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (13,592)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              121,392
                                                                                           ---------------
Net gain (loss)                                                                                   107,800
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      116,363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,563    $              (361)
Net realized gain (loss)                                                   (13,592)                 9,073
Realized gain distributions                                                     --                    581
Net change in unrealized appreciation (depreciation)                       121,392               (128,586)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          116,363               (119,293)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   205,988                441,002
Cost of units redeemed                                                    (170,771)              (410,404)
Account charges                                                                (69)                   (99)
                                                               --------------------   --------------------
Increase (decrease)                                                         35,148                 30,499
                                                               --------------------   --------------------
Net increase (decrease)                                                    151,511                (88,794)
Net assets, beginning                                                    1,074,423              1,163,217
                                                               --------------------   --------------------
Net assets, ending                                             $         1,225,934    $         1,074,423
                                                               ====================   ====================

Units sold                                                                 219,075                422,410
Units redeemed                                                            (178,629)              (414,757)
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,446                  7,653
Units outstanding, beginning                                             1,157,554              1,149,901
                                                               --------------------   --------------------
Units outstanding, ending                                                1,198,000              1,157,554
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,897,762
Cost of units redeemed/account charges                                                         (1,800,416)
Net investment income (loss)                                                                       61,371
Net realized gain (loss)                                                                          (18,549)
Realized gain distributions                                                                       118,190
Net change in unrealized appreciation (depreciation)                                              (32,424)
                                                                                      --------------------
Net assets                                                                            $         1,225,934
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02              1,198    $         1,226               1.25%              10.2%
12/31/2015                   0.93              1,158              1,074               1.25%              -8.2%
12/31/2014                   1.01              1,150              1,163               1.25%             -11.9%
12/31/2013                   1.15              1,167              1,341               1.25%              25.6%
12/31/2012                   0.91                993                908               1.25%              17.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%              10.5%
12/31/2015                   0.95                  0                  0               1.00%              -8.0%
12/31/2014                   1.03                  0                  0               1.00%             -11.7%
12/31/2013                   1.17                  0                  0               1.00%              25.9%
12/31/2012                   0.93                  0                  0               1.00%              17.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%              10.8%
12/31/2015                   0.97                  0                  0               0.75%              -7.8%
12/31/2014                   1.05                  0                  0               0.75%             -11.5%
12/31/2013                   1.19                  0                  0               0.75%              26.2%
12/31/2012                   0.94                  0                  0               0.75%              17.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              11.1%
12/31/2015                   0.99                  0                  0               0.50%              -7.6%
12/31/2014                   1.07                  0                  0               0.50%             -11.2%
12/31/2013                   1.21                  0                  0               0.50%              26.5%
12/31/2012                   0.95                  0                  0               0.50%              18.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              11.4%
12/31/2015                   1.01                  0                  0               0.25%              -7.3%
12/31/2014                   1.09                  0                  0               0.25%             -11.0%
12/31/2013                   1.23                  0                  0               0.25%              26.9%
12/31/2012                   0.97                  0                  0               0.25%              18.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              11.6%
12/31/2015                   1.03                  0                  0               0.00%              -7.1%
12/31/2014                   1.11                  0                  0               0.00%             -10.8%
12/31/2013                   1.25                  0                  0               0.00%              27.2%
12/31/2012                   0.98                  0                  0               0.00%              18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.4%
                 2014                                   2.6%
                 2013                                   1.5%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON GROWTH FUND R CLASS - 880199500

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      863,703    $      756,920            36,975
                                                                         ===============   ===============
Receivables: investments sold                                      37
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      863,740
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      752,241           440,972    $         1.71
Band 100                                                           --                --              1.76
Band 75                                                            --                --              1.82
Band 50                                                            --                --              1.88
Band 25                                                            --                --              1.95
Band 0                                                        111,499            55,356              2.01
                                                       ---------------   ---------------
 Total                                                 $      863,740           496,328
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,173
Mortality & expense charges                                                                       (10,372)
                                                                                           ---------------
Net investment income (loss)                                                                         (199)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           10,496
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               28,116
                                                                                           ---------------
Net gain (loss)                                                                                    38,612
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       38,413
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (199)   $            (1,282)
Net realized gain (loss)                                                    10,496                123,722
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        28,116               (228,350)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           38,413               (105,910)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   124,398                108,194
Cost of units redeemed                                                    (465,158)              (443,723)
Account charges                                                               (877)                  (504)
                                                               --------------------   --------------------
Increase (decrease)                                                       (341,637)              (336,033)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (303,224)              (441,943)
Net assets, beginning                                                    1,166,964              1,608,907
                                                               --------------------   --------------------
Net assets, ending                                             $           863,740    $         1,166,964
                                                               ====================   ====================

Units sold                                                                  80,186                 97,140
Units redeemed                                                            (309,437)              (295,798)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (229,251)              (198,658)
Units outstanding, beginning                                               725,579                924,237
                                                               --------------------   --------------------
Units outstanding, ending                                                  496,328                725,579
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        15,853,804
Cost of units redeemed/account charges                                                        (16,166,200)
Net investment income (loss)                                                                      161,888
Net realized gain (loss)                                                                         (627,017)
Realized gain distributions                                                                     1,534,482
Net change in unrealized appreciation (depreciation)                                              106,783
                                                                                      --------------------
Net assets                                                                            $           863,740
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                441    $           752               1.25%               7.4%
12/31/2015                   1.59                644              1,023               1.25%              -7.9%
12/31/2014                   1.72                841              1,449               1.25%              -3.3%
12/31/2013                   1.78                774              1,381               1.25%              28.2%
12/31/2012                   1.39                989              1,376               1.25%              19.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               1.00%               7.7%
12/31/2015                   1.64                 32                 52               1.00%              -7.6%
12/31/2014                   1.77                 28                 50               1.00%              -3.1%
12/31/2013                   1.83                  0                  0               1.00%              28.5%
12/31/2012                   1.42                  0                  0               1.00%              20.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.75%               8.0%
12/31/2015                   1.69                  0                  0               0.75%              -7.4%
12/31/2014                   1.82                  0                  0               0.75%              -2.9%
12/31/2013                   1.88                  0                  0               0.75%              28.8%
12/31/2012                   1.46                  0                  0               0.75%              20.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.50%               8.2%
12/31/2015                   1.74                  0                  0               0.50%              -7.2%
12/31/2014                   1.88                  0                  0               0.50%              -2.6%
12/31/2013                   1.93                  0                  0               0.50%              29.1%
12/31/2012                   1.49                  0                  0               0.50%              20.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.25%               8.5%
12/31/2015                   1.80                  0                  0               0.25%              -6.9%
12/31/2014                   1.93                  0                  0               0.25%              -2.4%
12/31/2013                   1.98                  0                  0               0.25%              29.4%
12/31/2012                   1.53                  0                  0               0.25%              20.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                 55    $           111               0.00%               8.8%
12/31/2015                   1.85                 50                 92               0.00%              -6.7%
12/31/2014                   1.99                 55                109               0.00%              -2.1%
12/31/2013                   2.03                 35                 70               0.00%              29.8%
12/31/2012                   1.56                 12                 19               0.00%              21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.1%
                 2014                                   2.7%
                 2013                                   1.0%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND R CLASS - 880196803

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,684,835    $    1,745,303           245,589
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (94)
                                                       ---------------
Net assets                                             $    1,684,741
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,592,615           898,457    $         1.77
Band 100                                                       52,886            28,863              1.83
Band 75                                                            --                --              1.89
Band 50                                                            --                --              1.96
Band 25                                                            --                --              2.02
Band 0                                                         39,240            18,748              2.09
                                                       ---------------   ---------------
 Total                                                 $    1,684,741           946,068
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,795
Mortality & expense charges                                                                       (19,464)
                                                                                           ---------------
Net investment income (loss)                                                                        8,331
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (81,507)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              215,700
                                                                                           ---------------
Net gain (loss)                                                                                   134,193
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      142,524
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,331    $            (2,744)
Net realized gain (loss)                                                   (81,507)                37,388
Realized gain distributions                                                     --                    961
Net change in unrealized appreciation (depreciation)                       215,700               (195,561)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          142,524               (159,956)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   345,092                666,096
Cost of units redeemed                                                    (595,329)              (569,125)
Account charges                                                             (1,487)                (1,278)
                                                               --------------------   --------------------
Increase (decrease)                                                       (251,724)                95,693
                                                               --------------------   --------------------
Net increase (decrease)                                                   (109,200)               (64,263)
Net assets, beginning                                                    1,793,941              1,858,204
                                                               --------------------   --------------------
Net assets, ending                                             $         1,684,741    $         1,793,941
                                                               ====================   ====================

Units sold                                                                 229,735                389,851
Units redeemed                                                            (393,227)              (332,542)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (163,492)                57,309
Units outstanding, beginning                                             1,109,560              1,052,251
                                                               --------------------   --------------------
Units outstanding, ending                                                  946,068              1,109,560
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,084,475
Cost of units redeemed/account charges                                                         (3,674,841)
Net investment income (loss)                                                                       86,533
Net realized gain (loss)                                                                         (335,737)
Realized gain distributions                                                                       584,779
Net change in unrealized appreciation (depreciation)                                              (60,468)
                                                                                      --------------------
Net assets                                                                            $         1,684,741
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                898    $         1,593               1.25%              10.0%
12/31/2015                   1.61              1,046              1,686               1.25%              -8.6%
12/31/2014                   1.76              1,000              1,762               1.25%             -12.1%
12/31/2013                   2.00                868              1,741               1.25%              25.3%
12/31/2012                   1.60                838              1,341               1.25%              16.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                 29    $            53               1.00%              10.3%
12/31/2015                   1.66                 47                 79               1.00%              -8.4%
12/31/2014                   1.81                 49                 89               1.00%             -11.8%
12/31/2013                   2.06                  0                  0               1.00%              25.6%
12/31/2012                   1.64                  0                  0               1.00%              17.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.75%              10.6%
12/31/2015                   1.71                  0                  0               0.75%              -8.1%
12/31/2014                   1.86                  0                  0               0.75%             -11.6%
12/31/2013                   2.11                  0                  0               0.75%              25.9%
12/31/2012                   1.68                  0                  0               0.75%              17.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%              10.9%
12/31/2015                   1.77                  0                  0               0.50%              -7.9%
12/31/2014                   1.92                  0                  0               0.50%             -11.4%
12/31/2013                   2.16                  0                  0               0.50%              26.2%
12/31/2012                   1.71                  0                  0               0.50%              17.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.25%              11.1%
12/31/2015                   1.82                  0                  0               0.25%              -7.7%
12/31/2014                   1.97                  0                  0               0.25%             -11.2%
12/31/2013                   2.22                  0                  0               0.25%              26.5%
12/31/2012                   1.75                  0                  0               0.25%              17.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                 19    $            39               0.00%              11.4%
12/31/2015                   1.88                 16                 29               0.00%              -7.5%
12/31/2014                   2.03                  4                  8               0.00%             -11.0%
12/31/2013                   2.28                  3                  8               0.00%              26.9%
12/31/2012                   1.80                  6                 11               0.00%              18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.2%
                 2014                                   2.7%
                 2013                                   1.2%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND A CLASS - 353496508

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,009,488    $      963,056            13,262
                                                                         ===============   ===============
Receivables: investments sold                                   6,539
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,016,027
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      991,538           582,760    $         1.70
Band 100                                                           --                --              1.73
Band 75                                                            --                --              1.75
Band 50                                                            --                --              1.77
Band 25                                                            --                --              1.80
Band 0                                                         24,489            13,434              1.82
                                                       ---------------   ---------------
 Total                                                 $    1,016,027           596,194
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,044
Mortality & expense charges                                                                       (54,003)
                                                                                           ---------------
Net investment income (loss)                                                                      (48,959)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          520,607
Realized gain distributions                                                                        32,054
Net change in unrealized appreciation (depreciation)                                             (266,417)
                                                                                           ---------------
Net gain (loss)                                                                                   286,244
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      237,285
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (48,959)   $           (62,160)
Net realized gain (loss)                                                   520,607                151,321
Realized gain distributions                                                 32,054                373,151
Net change in unrealized appreciation (depreciation)                      (266,417)              (507,873)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          237,285                (45,561)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   914,386              5,545,782
Cost of units redeemed                                                 (12,183,420)            (1,970,187)
Account charges                                                            (17,390)               (44,982)
                                                               --------------------   --------------------
Increase (decrease)                                                    (11,286,424)             3,530,613
                                                               --------------------   --------------------
Net increase (decrease)                                                (11,049,139)             3,485,052
Net assets, beginning                                                   12,065,166              8,580,114
                                                               --------------------   --------------------
Net assets, ending                                             $         1,016,027    $        12,065,166
                                                               ====================   ====================

Units sold                                                                 620,156              3,637,971
Units redeemed                                                          (7,615,920)            (1,481,471)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,995,764)             2,156,500
Units outstanding, beginning                                             7,591,958              5,435,458
                                                               --------------------   --------------------
Units outstanding, ending                                                  596,194              7,591,958
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        27,534,765
Cost of units redeemed/account charges                                                        (27,766,691)
Net investment income (loss)                                                                     (174,720)
Net realized gain (loss)                                                                          971,036
Realized gain distributions                                                                       405,205
Net change in unrealized appreciation (depreciation)                                               46,432
                                                                                      --------------------
Net assets                                                                            $         1,016,027
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                583    $           992               1.25%               7.1%
12/31/2015                   1.59              7,583             12,051               1.25%               0.7%
12/31/2014                   1.58              5,432              8,574               1.25%              13.5%
12/31/2013                   1.39              3,617              5,032               1.25%              27.8%
12/31/2012                   1.09                  0                  0               1.25%              12.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               1.00%               7.3%
12/31/2015                   1.61                  0                  0               1.00%               0.9%
12/31/2014                   1.59                  0                  0               1.00%              13.7%
12/31/2013                   1.40                  0                  0               1.00%              28.1%
12/31/2012                   1.09                  0                  0               1.00%              12.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.75%               7.6%
12/31/2015                   1.63                  0                  0               0.75%               1.2%
12/31/2014                   1.61                  0                  0               0.75%              14.0%
12/31/2013                   1.41                  0                  0               0.75%              28.4%
12/31/2012                   1.10                  0                  0               0.75%              12.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.50%               7.9%
12/31/2015                   1.64                  0                  0               0.50%               1.4%
12/31/2014                   1.62                  0                  0               0.50%              14.3%
12/31/2013                   1.42                  0                  0               0.50%              28.7%
12/31/2012                   1.10                  0                  0               0.50%              13.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%               8.1%
12/31/2015                   1.66                  0                  0               0.25%               1.7%
12/31/2014                   1.64                  0                  0               0.25%              14.6%
12/31/2013                   1.43                  0                  0               0.25%              29.1%
12/31/2012                   1.11                  0                  0               0.25%              13.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                 13    $            24               0.00%               8.4%
12/31/2015                   1.68                  9                 14               0.00%               1.9%
12/31/2014                   1.65                  4                  6               0.00%              14.9%
12/31/2013                   1.44                  0                  0               0.00%              29.4%
12/31/2012                   1.11                  0                  0               0.00%              13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.7%
                 2014                                   0.3%
                 2013                                   0.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND R CLASS - 353496730

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      480,052    $      433,323             6,292
                                                                         ===============   ===============
Receivables: investments sold                                     355
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      480,407
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      423,083           252,089    $         1.68
Band 100                                                           --                --              1.70
Band 75                                                            --                --              1.73
Band 50                                                            --                --              1.75
Band 25                                                            --                --              1.77
Band 0                                                         57,324            31,879              1.80
                                                       ---------------   ---------------
 Total                                                 $      480,407           283,968
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,237
Mortality & expense charges                                                                        (6,193)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,956)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           44,912
Realized gain distributions                                                                        15,062
Net change in unrealized appreciation (depreciation)                                              (11,491)
                                                                                           ---------------
Net gain (loss)                                                                                    48,483
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       43,527
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,956)   $            (4,837)
Net realized gain (loss)                                                    44,912                 15,547
Realized gain distributions                                                 15,062                 17,738
Net change in unrealized appreciation (depreciation)                       (11,491)               (28,631)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           43,527                   (183)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   159,861                146,036
Cost of units redeemed                                                    (294,480)               (49,509)
Account charges                                                               (183)                  (116)
                                                               --------------------   --------------------
Increase (decrease)                                                       (134,802)                96,411
                                                               --------------------   --------------------
Net increase (decrease)                                                    (91,275)                96,228
Net assets, beginning                                                      571,682                475,454
                                                               --------------------   --------------------
Net assets, ending                                             $           480,407    $           571,682
                                                               ====================   ====================

Units sold                                                                 101,451                 93,040
Units redeemed                                                            (179,593)               (33,561)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (78,142)                59,479
Units outstanding, beginning                                               362,110                302,631
                                                               --------------------   --------------------
Units outstanding, ending                                                  283,968                362,110
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,630,305
Cost of units redeemed/account charges                                                         (1,404,275)
Net investment income (loss)                                                                      (21,798)
Net realized gain (loss)                                                                          196,646
Realized gain distributions                                                                        32,800
Net change in unrealized appreciation (depreciation)                                               46,729
                                                                                      --------------------
Net assets                                                                            $           480,407
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                252    $           423               1.25%               6.8%
12/31/2015                   1.57                332                522               1.25%               0.4%
12/31/2014                   1.56                275                431               1.25%              13.2%
12/31/2013                   1.38                254                351               1.25%              27.5%
12/31/2012                   1.08                334                362               1.25%              12.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               1.00%               7.1%
12/31/2015                   1.59                  0                  0               1.00%               0.7%
12/31/2014                   1.58                  0                  0               1.00%              13.4%
12/31/2013                   1.39                  0                  0               1.00%              27.8%
12/31/2012                   1.09                  0                  0               1.00%              12.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.75%               7.3%
12/31/2015                   1.61                  0                  0               0.75%               0.9%
12/31/2014                   1.59                  0                  0               0.75%              13.7%
12/31/2013                   1.40                  0                  0               0.75%              28.1%
12/31/2012                   1.09                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.50%               7.6%
12/31/2015                   1.63                  0                  0               0.50%               1.2%
12/31/2014                   1.61                  0                  0               0.50%              14.0%
12/31/2013                   1.41                  0                  0               0.50%              28.4%
12/31/2012                   1.10                  0                  0               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.25%               7.9%
12/31/2015                   1.64                  0                  0               0.25%               1.4%
12/31/2014                   1.62                  0                  0               0.25%              14.3%
12/31/2013                   1.42                  0                  0               0.25%              28.8%
12/31/2012                   1.10                  0                  0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 32    $            57               0.00%               8.2%
12/31/2015                   1.66                 30                 49               0.00%               1.7%
12/31/2014                   1.64                 27                 45               0.00%              14.6%
12/31/2013                   1.43                 28                 40               0.00%              29.1%
12/31/2012                   1.11                 23                 25               0.00%              13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.2%
                 2014                                   0.0%
                 2013                                   0.1%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN INCOME FUND R CLASS - 353496722

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      847,160    $      837,167           372,979
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (497)
                                                       ---------------
Net assets                                             $      846,663
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      636,014           506,335    $         1.26
Band 100                                                      188,396           148,441              1.27
Band 75                                                            --                --              1.28
Band 50                                                        22,253            17,176              1.30
Band 25                                                            --                --              1.31
Band 0                                                             --                --              1.32
                                                       ---------------   ---------------
 Total                                                 $      846,663           671,952
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       41,833
Mortality & expense charges                                                                        (9,421)
                                                                                           ---------------
Net investment income (loss)                                                                       32,412
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,495)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               87,596
                                                                                           ---------------
Net gain (loss)                                                                                    82,101
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      114,513
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            32,412    $            20,393
Net realized gain (loss)                                                    (5,495)                (5,245)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        87,596                (64,977)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          114,513                (49,829)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   182,295                393,359
Cost of units redeemed                                                    (146,977)              (134,960)
Account charges                                                             (1,599)                (1,402)
                                                               --------------------   --------------------
Increase (decrease)                                                         33,719                256,997
                                                               --------------------   --------------------
Net increase (decrease)                                                    148,232                207,168
Net assets, beginning                                                      698,431                491,263
                                                               --------------------   --------------------
Net assets, ending                                             $           846,663    $           698,431
                                                               ====================   ====================

Units sold                                                                 195,506              1,132,952
Units redeemed                                                            (160,169)              (901,905)
                                                               --------------------   --------------------
Net increase (decrease)                                                     35,337                231,047
Units outstanding, beginning                                               636,615                405,568
                                                               --------------------   --------------------
Units outstanding, ending                                                  671,952                636,615
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,158,246
Cost of units redeemed/account charges                                                           (377,829)
Net investment income (loss)                                                                       62,605
Net realized gain (loss)                                                                           (6,352)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                9,993
                                                                                      --------------------
Net assets                                                                            $           846,663
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                506    $           636               1.25%              14.8%
12/31/2015                   1.09                486                532               1.25%              -9.4%
12/31/2014                   1.21                271                327               1.25%               2.1%
12/31/2013                   1.18                167                198               1.25%              12.6%
12/31/2012                   1.05                  0                  0               1.25%               5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                148    $           188               1.00%              15.0%
12/31/2015                   1.10                134                147               1.00%              -9.2%
12/31/2014                   1.21                115                139               1.00%               2.3%
12/31/2013                   1.19                  0                  0               1.00%              12.9%
12/31/2012                   1.05                  0                  0               1.00%               5.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%              15.3%
12/31/2015                   1.11                  0                  0               0.75%              -9.0%
12/31/2014                   1.22                  0                  0               0.75%               2.6%
12/31/2013                   1.19                  0                  0               0.75%              13.2%
12/31/2012                   1.05                  0                  0               0.75%               5.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                 17    $            22               0.50%              15.6%
12/31/2015                   1.12                 17                 19               0.50%              -8.7%
12/31/2014                   1.23                 20                 25               0.50%               2.9%
12/31/2013                   1.19                  0                  0               0.50%              13.5%
12/31/2012                   1.05                  0                  0               0.50%               5.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%              15.9%
12/31/2015                   1.13                  0                  0               0.25%              -8.5%
12/31/2014                   1.23                  0                  0               0.25%               3.1%
12/31/2013                   1.20                  0                  0               0.25%              13.8%
12/31/2012                   1.05                  0                  0               0.25%               5.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.00%              16.2%
12/31/2015                   1.14                  0                  0               0.00%              -8.3%
12/31/2014                   1.24                  0                  0               0.00%               3.4%
12/31/2013                   1.20                  0                  0               0.00%              14.0%
12/31/2012                   1.05                  0                  0               0.00%               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.4%
                 2015                                   4.5%
                 2014                                   3.7%
                 2013                                   1.2%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FRANKLIN INCOME FUND ADVISOR CLASS - 353496847

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,607,234    $    1,531,538           700,527
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,027)
                                                       ---------------
Net assets                                             $    1,604,207
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,604,207         1,254,409    $         1.28
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.31
Band 50                                                            --                --              1.32
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $    1,604,207         1,254,409
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       92,605
Mortality & expense charges                                                                       (20,354)
                                                                                           ---------------
Net investment income (loss)                                                                       72,251
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (38,981)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              208,737
                                                                                           ---------------
Net gain (loss)                                                                                   169,756
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      242,007
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            72,251    $            44,958
Net realized gain (loss)                                                   (38,981)                (5,343)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       208,737               (145,744)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          242,007               (106,129)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,055,596                870,546
Cost of units redeemed                                                    (901,089)              (323,711)
Account charges                                                               (428)                  (525)
                                                               --------------------   --------------------
Increase (decrease)                                                        154,079                546,310
                                                               --------------------   --------------------
Net increase (decrease)                                                    396,086                440,181
Net assets, beginning                                                    1,208,121                767,940
                                                               --------------------   --------------------
Net assets, ending                                             $         1,604,207    $         1,208,121
                                                               ====================   ====================

Units sold                                                                 957,109                733,794
Units redeemed                                                            (790,622)              (275,870)
                                                               --------------------   --------------------
Net increase (decrease)                                                    166,487                457,924
Units outstanding, beginning                                             1,087,922                629,998
                                                               --------------------   --------------------
Units outstanding, ending                                                1,254,409              1,087,922
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,397,506
Cost of units redeemed/account charges                                                         (1,969,745)
Net investment income (loss)                                                                      140,605
Net realized gain (loss)                                                                          (39,855)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               75,696
                                                                                      --------------------
Net assets                                                                            $         1,604,207
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28              1,254    $         1,604               1.25%              15.2%
12/31/2015                   1.11              1,088              1,208               1.25%              -8.9%
12/31/2014                   1.22                630                768               1.25%               2.6%
12/31/2013                   1.19                449                533               1.25%              13.1%
12/31/2012                   1.05                  0                  0               1.25%               5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%              15.4%
12/31/2015                   1.12                  0                  0               1.00%              -8.7%
12/31/2014                   1.23                  0                  0               1.00%               2.8%
12/31/2013                   1.19                  0                  0               1.00%              13.4%
12/31/2012                   1.05                  0                  0               1.00%               5.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.75%              15.7%
12/31/2015                   1.13                  0                  0               0.75%              -8.4%
12/31/2014                   1.23                  0                  0               0.75%               3.1%
12/31/2013                   1.20                  0                  0               0.75%              13.6%
12/31/2012                   1.05                  0                  0               0.75%               5.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.50%              16.0%
12/31/2015                   1.14                  0                  0               0.50%              -8.2%
12/31/2014                   1.24                  0                  0               0.50%               3.3%
12/31/2013                   1.20                  0                  0               0.50%              13.9%
12/31/2012                   1.05                  0                  0               0.50%               5.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%              16.3%
12/31/2015                   1.15                  0                  0               0.25%              -8.0%
12/31/2014                   1.25                  0                  0               0.25%               3.6%
12/31/2013                   1.20                  0                  0               0.25%              14.2%
12/31/2012                   1.05                  0                  0               0.25%               5.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.00%              16.6%
12/31/2015                   1.15                  0                  0               0.00%              -7.8%
12/31/2014                   1.25                  0                  0               0.00%               3.9%
12/31/2013                   1.21                  0                  0               0.00%              14.5%
12/31/2012                   1.05                  0                  0               0.00%               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.6%
                 2015                                   5.9%
                 2014                                   4.2%
                 2013                                   1.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R CLASS - 354026601

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      330,461    $      348,857            10,997
                                                                         ===============   ===============
Receivables: investments sold                                   1,329
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      331,790
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      331,790           234,161    $         1.42
Band 100                                                           --                --              1.43
Band 75                                                            --                --              1.45
Band 50                                                            --                --              1.46
Band 25                                                            --                --              1.48
Band 0                                                             --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $      331,790           234,161
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,575
Mortality & expense charges                                                                        (3,738)
                                                                                           ---------------
Net investment income (loss)                                                                        1,837
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (30,782)
Realized gain distributions                                                                        13,076
Net change in unrealized appreciation (depreciation)                                               45,965
                                                                                           ---------------
Net gain (loss)                                                                                    28,259
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       30,096
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,837    $              (883)
Net realized gain (loss)                                                   (30,782)               (27,680)
Realized gain distributions                                                 13,076                 32,554
Net change in unrealized appreciation (depreciation)                        45,965                (28,622)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           30,096                (24,631)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    73,460                 67,223
Cost of units redeemed                                                    (137,823)              (251,269)
Account charges                                                                (19)                   (23)
                                                               --------------------   --------------------
Increase (decrease)                                                        (64,382)              (184,069)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (34,286)              (208,700)
Net assets, beginning                                                      366,076                574,776
                                                               --------------------   --------------------
Net assets, ending                                             $           331,790    $           366,076
                                                               ====================   ====================

Units sold                                                                  57,081                 56,233
Units redeemed                                                            (109,421)              (196,985)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (52,340)              (140,752)
Units outstanding, beginning                                               286,501                427,253
                                                               --------------------   --------------------
Units outstanding, ending                                                  234,161                286,501
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           738,144
Cost of units redeemed/account charges                                                           (410,312)
Net investment income (loss)                                                                        8,020
Net realized gain (loss)                                                                          (58,353)
Realized gain distributions                                                                        72,687
Net change in unrealized appreciation (depreciation)                                              (18,396)
                                                                                      --------------------
Net assets                                                                            $           331,790
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                234    $           332               1.25%              10.9%
12/31/2015                   1.28                287                366               1.25%              -5.0%
12/31/2014                   1.35                427                575               1.25%               3.5%
12/31/2013                   1.30                 75                 97               1.25%              23.5%
12/31/2012                   1.05                  0                  0               1.25%               5.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               1.00%              11.2%
12/31/2015                   1.29                  0                  0               1.00%              -4.8%
12/31/2014                   1.35                  0                  0               1.00%               3.7%
12/31/2013                   1.30                  0                  0               1.00%              23.8%
12/31/2012                   1.05                  0                  0               1.00%               5.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.75%              11.4%
12/31/2015                   1.30                  0                  0               0.75%              -4.5%
12/31/2014                   1.36                  0                  0               0.75%               4.0%
12/31/2013                   1.31                  0                  0               0.75%              24.1%
12/31/2012                   1.05                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.50%              11.7%
12/31/2015                   1.31                  0                  0               0.50%              -4.3%
12/31/2014                   1.37                  0                  0               0.50%               4.3%
12/31/2013                   1.31                  0                  0               0.50%              24.4%
12/31/2012                   1.05                  0                  0               0.50%               5.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%              12.0%
12/31/2015                   1.32                  0                  0               0.25%              -4.1%
12/31/2014                   1.37                  0                  0               0.25%               4.5%
12/31/2013                   1.31                  0                  0               0.25%              24.7%
12/31/2012                   1.05                  0                  0               0.25%               5.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.00%              12.3%
12/31/2015                   1.33                  0                  0               0.00%              -3.8%
12/31/2014                   1.38                  0                  0               0.00%               4.8%
12/31/2013                   1.32                  0                  0               0.00%              25.0%
12/31/2012                   1.05                  0                  0               0.00%               5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.2%
                 2014                                   3.2%
                 2013                                   2.2%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND Z CLASS - 628380404

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,284,001    $    3,422,465           105,278
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,670)
                                                       ---------------
Net assets                                             $    3,277,331
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,277,331         2,265,558    $         1.45
Band 100                                                           --                --              1.46
Band 75                                                            --                --              1.48
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.51
Band 0                                                             --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $    3,277,331         2,265,558
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       68,833
Mortality & expense charges                                                                       (35,496)
                                                                                           ---------------
Net investment income (loss)                                                                       33,337
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (55,561)
Realized gain distributions                                                                       127,190
Net change in unrealized appreciation (depreciation)                                              235,204
                                                                                           ---------------
Net gain (loss)                                                                                   306,833
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      340,170
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            33,337    $            15,851
Net realized gain (loss)                                                   (55,561)                 1,882
Realized gain distributions                                                127,190                180,469
Net change in unrealized appreciation (depreciation)                       235,204               (340,708)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          340,170               (142,506)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   722,048              1,281,812
Cost of units redeemed                                                    (395,645)              (402,343)
Account charges                                                               (170)                  (171)
                                                               --------------------   --------------------
Increase (decrease)                                                        326,233                879,298
                                                               --------------------   --------------------
Net increase (decrease)                                                    666,403                736,792
Net assets, beginning                                                    2,610,928              1,874,136
                                                               --------------------   --------------------
Net assets, ending                                             $         3,277,331    $         2,610,928
                                                               ====================   ====================

Units sold                                                                 556,340                938,740
Units redeemed                                                            (302,577)              (305,128)
                                                               --------------------   --------------------
Net increase (decrease)                                                    253,763                633,612
Units outstanding, beginning                                             2,011,795              1,378,183
                                                               --------------------   --------------------
Units outstanding, ending                                                2,265,558              2,011,795
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         4,133,908
Cost of units redeemed/account charges                                                         (1,206,207)
Net investment income (loss)                                                                       89,379
Net realized gain (loss)                                                                          (50,961)
Realized gain distributions                                                                       449,676
Net change in unrealized appreciation (depreciation)                                             (138,464)
                                                                                      --------------------
Net assets                                                                            $         3,277,331
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45              2,266    $         3,277               1.25%              11.5%
12/31/2015                   1.30              2,012              2,611               1.25%              -4.6%
12/31/2014                   1.36              1,378              1,874               1.25%               4.0%
12/31/2013                   1.31              1,252              1,637               1.25%              24.1%
12/31/2012                   1.05                  0                  0               1.25%               5.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               1.00%              11.7%
12/31/2015                   1.31                  0                  0               1.00%              -4.3%
12/31/2014                   1.37                  0                  0               1.00%               4.3%
12/31/2013                   1.31                  0                  0               1.00%              24.4%
12/31/2012                   1.05                  0                  0               1.00%               5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.75%              12.0%
12/31/2015                   1.32                  0                  0               0.75%              -4.1%
12/31/2014                   1.37                  0                  0               0.75%               4.5%
12/31/2013                   1.31                  0                  0               0.75%              24.7%
12/31/2012                   1.05                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%              12.3%
12/31/2015                   1.33                  0                  0               0.50%              -3.8%
12/31/2014                   1.38                  0                  0               0.50%               4.8%
12/31/2013                   1.32                  0                  0               0.50%              25.0%
12/31/2012                   1.05                  0                  0               0.50%               5.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%              12.6%
12/31/2015                   1.34                  0                  0               0.25%              -3.6%
12/31/2014                   1.39                  0                  0               0.25%               5.1%
12/31/2013                   1.32                  0                  0               0.25%              25.3%
12/31/2012                   1.05                  0                  0               0.25%               5.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.00%              12.9%
12/31/2015                   1.35                  0                  0               0.00%              -3.4%
12/31/2014                   1.40                  0                  0               0.00%               5.3%
12/31/2013                   1.33                  0                  0               0.00%              25.6%
12/31/2012                   1.06                  0                  0               0.00%               5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   2.0%
                 2014                                   2.5%
                 2013                                   3.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,769,685    $   16,299,038         1,312,445
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (20,334)
                                                       ---------------
Net assets                                             $   15,749,351
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   15,461,858        13,792,349    $         1.12
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.19
Band 0                                                        287,493           237,414              1.21
                                                       ---------------   ---------------
 Total                                                 $   15,749,351        14,029,763
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      405,789
Mortality & expense charges                                                                      (197,049)
                                                                                           ---------------
Net investment income (loss)                                                                      208,740
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (965,441)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,553,433
                                                                                           ---------------
Net gain (loss)                                                                                   587,992
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      796,732
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           208,740    $           311,600
Net realized gain (loss)                                                  (965,441)              (242,776)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                     1,553,433             (1,110,946)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          796,732             (1,042,122)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,432,828              7,952,008
Cost of units redeemed                                                  (9,866,068)            (4,944,966)
Account charges                                                            (49,267)               (62,263)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,482,507)             2,944,779
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,685,775)             1,902,657
Net assets, beginning                                                   18,435,126             16,532,469
                                                               --------------------   --------------------
Net assets, ending                                             $        15,749,351    $        18,435,126
                                                               ====================   ====================

Units sold                                                               6,465,857              7,708,165
Units redeemed                                                          (9,672,974)            (5,088,115)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,207,117)             2,620,050
Units outstanding, beginning                                            17,236,880             14,616,830
                                                               --------------------   --------------------
Units outstanding, ending                                               14,029,763             17,236,880
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        43,227,811
Cost of units redeemed/account charges                                                        (27,435,167)
Net investment income (loss)                                                                    1,620,785
Net realized gain (loss)                                                                       (1,209,750)
Realized gain distributions                                                                        75,025
Net change in unrealized appreciation (depreciation)                                             (529,353)
                                                                                      --------------------
Net assets                                                                            $        15,749,351
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12             13,792    $        15,462               1.25%               4.9%
12/31/2015                   1.07             17,016             18,184               1.25%              -5.4%
12/31/2014                   1.13             14,398             16,272               1.25%               0.3%
12/31/2013                   1.13              7,684              8,657               1.25%               1.0%
12/31/2012                   1.12              1,856              2,071               1.25%              14.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               5.2%
12/31/2015                   1.08                  0                  0               1.00%              -5.2%
12/31/2014                   1.14                  0                  0               1.00%               0.6%
12/31/2013                   1.14                  0                  0               1.00%               1.2%
12/31/2012                   1.12                  0                  0               1.00%              14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               5.4%
12/31/2015                   1.10                  0                  0               0.75%              -5.0%
12/31/2014                   1.15                  0                  0               0.75%               0.8%
12/31/2013                   1.14                  0                  0               0.75%               1.5%
12/31/2012                   1.13                  0                  0               0.75%              14.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               5.7%
12/31/2015                   1.11                  0                  0               0.50%              -4.7%
12/31/2014                   1.17                  0                  0               0.50%               1.1%
12/31/2013                   1.15                  0                  0               0.50%               1.7%
12/31/2012                   1.13                  0                  0               0.50%              15.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%               6.0%
12/31/2015                   1.13                  0                  0               0.25%              -4.5%
12/31/2014                   1.18                  0                  0               0.25%               1.3%
12/31/2013                   1.16                  0                  0               0.25%               2.0%
12/31/2012                   1.14                  0                  0               0.25%              15.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                237    $           287               0.00%               6.2%
12/31/2015                   1.14                221                251               0.00%              -4.3%
12/31/2014                   1.19                219                260               0.00%               1.6%
12/31/2013                   1.17                537                630               0.00%               2.2%
12/31/2012                   1.15                758                869               0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   3.0%
                 2014                                   7.6%
                 2013                                   3.6%
                 2012                                   8.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,287,512    $    1,259,289           106,824
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (5,622)
                                                       ---------------
Net assets                                             $    1,281,890
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,047,581           948,918    $         1.10
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                        234,309           196,488              1.19
                                                       ---------------   ---------------
 Total                                                 $    1,281,890         1,145,406
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       26,680
Mortality & expense charges                                                                       (13,425)
                                                                                           ---------------
Net investment income (loss)                                                                       13,255
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (46,256)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              100,010
                                                                                           ---------------
Net gain (loss)                                                                                    53,754
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       67,009
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            13,255    $            17,582
Net realized gain (loss)                                                   (46,256)               (79,553)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       100,010                (13,366)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           67,009                (75,337)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   773,155                776,402
Cost of units redeemed                                                    (606,195)              (787,920)
Account charges                                                             (1,344)                  (823)
                                                               --------------------   --------------------
Increase (decrease)                                                        165,616                (12,341)
                                                               --------------------   --------------------
Net increase (decrease)                                                    232,625                (87,678)
Net assets, beginning                                                    1,049,265              1,136,943
                                                               --------------------   --------------------
Net assets, ending                                             $         1,281,890    $         1,049,265
                                                               ====================   ====================

Units sold                                                                 725,868                734,051
Units redeemed                                                            (575,910)              (755,057)
                                                               --------------------   --------------------
Net increase (decrease)                                                    149,958                (21,006)
Units outstanding, beginning                                               995,448              1,016,454
                                                               --------------------   --------------------
Units outstanding, ending                                                1,145,406                995,448
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,996,550
Cost of units redeemed/account charges                                                         (2,757,107)
Net investment income (loss)                                                                      119,589
Net realized gain (loss)                                                                         (114,099)
Realized gain distributions                                                                         8,734
Net change in unrealized appreciation (depreciation)                                               28,223
                                                                                      --------------------
Net assets                                                                            $         1,281,890
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                949    $         1,048               1.25%               4.7%
12/31/2015                   1.05                995              1,049               1.25%              -5.8%
12/31/2014                   1.12              1,016              1,137               1.25%               0.1%
12/31/2013                   1.12                602                672               1.25%               0.7%
12/31/2012                   1.11                401                445               1.25%              14.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%               5.0%
12/31/2015                   1.07                  0                  0               1.00%              -5.5%
12/31/2014                   1.13                  0                  0               1.00%               0.3%
12/31/2013                   1.13                  0                  0               1.00%               1.0%
12/31/2012                   1.12                  0                  0               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               5.3%
12/31/2015                   1.08                  0                  0               0.75%              -5.3%
12/31/2014                   1.14                  0                  0               0.75%               0.6%
12/31/2013                   1.14                  0                  0               0.75%               1.2%
12/31/2012                   1.12                  0                  0               0.75%              14.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               5.5%
12/31/2015                   1.10                  0                  0               0.50%              -5.1%
12/31/2014                   1.15                  0                  0               0.50%               0.8%
12/31/2013                   1.14                  0                  0               0.50%               1.5%
12/31/2012                   1.13                  0                  0               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               5.8%
12/31/2015                   1.11                  0                  0               0.25%              -4.8%
12/31/2014                   1.17                  0                  0               0.25%               1.1%
12/31/2013                   1.15                  0                  0               0.25%               1.7%
12/31/2012                   1.13                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                196    $           234               0.00%               6.0%
12/31/2015                   1.12                  0                  0               0.00%              -4.6%
12/31/2014                   1.18                  0                  0               0.00%               1.3%
12/31/2013                   1.16                  0                  0               0.00%               2.0%
12/31/2012                   1.14                  0                  0               0.00%              15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   3.0%
                 2014                                   7.6%
                 2013                                   3.7%
                 2012                                   7.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN SMALL CAP VALUE FUND A CLASS - 355148305

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,574,667    $    1,483,011            28,496
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,220)
                                                       ---------------
Net assets                                             $    1,566,447
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,566,447           853,644    $         1.84
Band 100                                                           --                --              1.88
Band 75                                                            --                --              1.93
Band 50                                                            --                --              1.98
Band 25                                                            --                --              2.03
Band 0                                                             --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $    1,566,447           853,644
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,331
Mortality & expense charges                                                                       (15,822)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,491)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (54,021)
Realized gain distributions                                                                        69,891
Net change in unrealized appreciation (depreciation)                                              321,717
                                                                                           ---------------
Net gain (loss)                                                                                   337,587
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      325,096
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,491)   $            (6,664)
Net realized gain (loss)                                                   (54,021)                23,594
Realized gain distributions                                                 69,891                122,066
Net change in unrealized appreciation (depreciation)                       321,717               (251,963)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          325,096               (112,967)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   480,164                775,737
Cost of units redeemed                                                    (475,646)              (317,741)
Account charges                                                               (756)                  (279)
                                                               --------------------   --------------------
Increase (decrease)                                                          3,762                457,717
                                                               --------------------   --------------------
Net increase (decrease)                                                    328,858                344,750
Net assets, beginning                                                    1,237,589                892,839
                                                               --------------------   --------------------
Net assets, ending                                             $         1,566,447    $         1,237,589
                                                               ====================   ====================

Units sold                                                                 300,967                519,631
Units redeemed                                                            (310,509)              (223,302)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,542)               296,329
Units outstanding, beginning                                               863,186                566,857
                                                               --------------------   --------------------
Units outstanding, ending                                                  853,644                863,186
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,226,567
Cost of units redeemed/account charges                                                         (1,044,526)
Net investment income (loss)                                                                      (31,490)
Net realized gain (loss)                                                                           20,398
Realized gain distributions                                                                       303,842
Net change in unrealized appreciation (depreciation)                                               91,656
                                                                                      --------------------
Net assets                                                                            $         1,566,447
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                854    $         1,566               1.25%              28.0%
12/31/2015                   1.43                863              1,237               1.25%              -9.0%
12/31/2014                   1.58                567                893               1.25%              -1.2%
12/31/2013                   1.59                325                519               1.25%              33.0%
12/31/2012                   1.20                248                298               1.25%              16.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               1.00%              28.3%
12/31/2015                   1.47                  0                  0               1.00%              -8.7%
12/31/2014                   1.61                  0                  0               1.00%              -1.0%
12/31/2013                   1.62                  0                  0               1.00%              33.4%
12/31/2012                   1.22                  0                  0               1.00%              17.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.75%              28.6%
12/31/2015                   1.50                  0                  0               0.75%              -8.5%
12/31/2014                   1.64                  0                  0               0.75%              -0.7%
12/31/2013                   1.65                  0                  0               0.75%              33.7%
12/31/2012                   1.24                  0                  0               0.75%              17.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.50%              29.0%
12/31/2015                   1.54                  0                  0               0.50%              -8.3%
12/31/2014                   1.67                  0                  0               0.50%              -0.5%
12/31/2013                   1.68                  0                  0               0.50%              34.0%
12/31/2012                   1.26                  0                  0               0.50%              17.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.25%              29.3%
12/31/2015                   1.57                  0                  0               0.25%              -8.1%
12/31/2014                   1.71                  0                  0               0.25%              -0.3%
12/31/2013                   1.71                  0                  0               0.25%              34.4%
12/31/2012                   1.28                  0                  0               0.25%              18.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.00%              29.6%
12/31/2015                   1.61                  0                  0               0.00%              -7.8%
12/31/2014                   1.74                  0                  0               0.00%               0.0%
12/31/2013                   1.74                  0                  0               0.00%              34.7%
12/31/2012                   1.30                  0                  0               0.00%              18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.7%
                 2014                                   0.2%
                 2013                                   0.5%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN SMALL CAP VALUE FUND R CLASS - 355148826

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,089,258    $    1,034,920            19,894
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,611)
                                                       ---------------
Net assets                                             $    1,082,647
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      958,017           533,908    $         1.79
Band 100                                                           --                --              1.84
Band 75                                                            --                --              1.89
Band 50                                                            --                --              1.94
Band 25                                                            --                --              1.99
Band 0                                                        124,630            61,150              2.04
                                                       ---------------   ---------------
 Total                                                 $    1,082,647           595,058
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (10,679)
                                                                                           ---------------
Net investment income (loss)                                                                      (10,679)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (87,935)
Realized gain distributions                                                                        49,857
Net change in unrealized appreciation (depreciation)                                              286,284
                                                                                           ---------------
Net gain (loss)                                                                                   248,206
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      237,527
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (10,679)   $           (15,069)
Net realized gain (loss)                                                   (87,935)               140,217
Realized gain distributions                                                 49,857                105,702
Net change in unrealized appreciation (depreciation)                       286,284               (351,654)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          237,527               (120,804)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   473,902                550,022
Cost of units redeemed                                                    (704,093)            (1,192,938)
Account charges                                                               (488)                  (515)
                                                               --------------------   --------------------
Increase (decrease)                                                       (230,679)              (643,431)
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,848               (764,235)
Net assets, beginning                                                    1,075,799              1,840,034
                                                               --------------------   --------------------
Net assets, ending                                             $         1,082,647    $         1,075,799
                                                               ====================   ====================

Units sold                                                                 292,032                388,909
Units redeemed                                                            (451,703)              (814,112)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (159,671)              (425,203)
Units outstanding, beginning                                               754,729              1,179,932
                                                               --------------------   --------------------
Units outstanding, ending                                                  595,058                754,729
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,016,976
Cost of units redeemed/account charges                                                         (5,004,337)
Net investment income (loss)                                                                      (92,020)
Net realized gain (loss)                                                                          577,518
Realized gain distributions                                                                       530,172
Net change in unrealized appreciation (depreciation)                                               54,338
                                                                                      --------------------
Net assets                                                                            $         1,082,647
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                534    $           958               1.25%              27.6%
12/31/2015                   1.41                668                939               1.25%              -9.2%
12/31/2014                   1.55              1,095              1,694               1.25%              -1.5%
12/31/2013                   1.57              1,395              2,191               1.25%              32.8%
12/31/2012                   1.18              1,246              1,473               1.25%              16.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               1.00%              28.0%
12/31/2015                   1.44                  0                  0               1.00%              -8.9%
12/31/2014                   1.58                  0                  0               1.00%              -1.2%
12/31/2013                   1.60                  0                  0               1.00%              33.1%
12/31/2012                   1.20                  0                  0               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.75%              28.3%
12/31/2015                   1.47                  0                  0               0.75%              -8.7%
12/31/2014                   1.61                  0                  0               0.75%              -1.0%
12/31/2013                   1.63                  0                  0               0.75%              33.5%
12/31/2012                   1.22                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.50%              28.6%
12/31/2015                   1.51                  0                  0               0.50%              -8.5%
12/31/2014                   1.65                  0                  0               0.50%              -0.7%
12/31/2013                   1.66                  0                  0               0.50%              33.8%
12/31/2012                   1.24                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.25%              28.9%
12/31/2015                   1.54                  0                  0               0.25%              -8.2%
12/31/2014                   1.68                  0                  0               0.25%              -0.5%
12/31/2013                   1.69                  0                  0               0.25%              34.1%
12/31/2012                   1.26                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                 61    $           125               0.00%              29.2%
12/31/2015                   1.58                 87                136               0.00%              -8.0%
12/31/2014                   1.71                 85                146               0.00%              -0.2%
12/31/2013                   1.72                135                231               0.00%              34.5%
12/31/2012                   1.28                120                153               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.2%
                 2014                                   0.0%
                 2013                                   0.3%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL-MID CAP GROWTH FUND R CLASS - 354713547

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      245,693    $      279,036             8,376
                                                                         ===============   ===============
Receivables: investments sold                                     240
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      245,933
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      160,436            72,339    $         2.22
Band 100                                                       85,497            37,352              2.29
Band 75                                                            --                --              2.36
Band 50                                                            --                --              2.44
Band 25                                                            --                --              2.52
Band 0                                                             --                --              2.60
                                                       ---------------   ---------------
 Total                                                 $      245,933           109,691
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (3,882)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,882)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (52,518)
Realized gain distributions                                                                        18,151
Net change in unrealized appreciation (depreciation)                                               45,191
                                                                                           ---------------
Net gain (loss)                                                                                    10,824
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,942
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,882)   $            (5,362)
Net realized gain (loss)                                                   (52,518)                (6,692)
Realized gain distributions                                                 18,151                 38,101
Net change in unrealized appreciation (depreciation)                        45,191                (41,677)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,942                (15,630)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    69,524                 85,544
Cost of units redeemed                                                    (251,000)              (119,220)
Account charges                                                               (103)                   (80)
                                                               --------------------   --------------------
Increase (decrease)                                                       (181,579)               (33,756)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (174,637)               (49,386)
Net assets, beginning                                                      420,570                469,956
                                                               --------------------   --------------------
Net assets, ending                                             $           245,933    $           420,570
                                                               ====================   ====================

Units sold                                                                  32,186                 39,113
Units redeemed                                                            (116,139)               (54,018)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (83,953)               (14,905)
Units outstanding, beginning                                               193,644                208,549
                                                               --------------------   --------------------
Units outstanding, ending                                                  109,691                193,644
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,111,747
Cost of units redeemed/account charges                                                         (1,056,075)
Net investment income (loss)                                                                      (31,880)
Net realized gain (loss)                                                                           (8,204)
Realized gain distributions                                                                       263,688
Net change in unrealized appreciation (depreciation)                                              (33,343)
                                                                                      --------------------
Net assets                                                                            $           245,933
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                 72    $           160               1.25%               2.8%
12/31/2015                   2.16                152                327               1.25%              -3.5%
12/31/2014                   2.24                146                326               1.25%               6.0%
12/31/2013                   2.11                240                506               1.25%              36.5%
12/31/2012                   1.55                181                280               1.25%               9.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                 37    $            85               1.00%               3.0%
12/31/2015                   2.22                 42                 94               1.00%              -3.2%
12/31/2014                   2.30                 63                144               1.00%               6.2%
12/31/2013                   2.16                  0                  0               1.00%              36.9%
12/31/2012                   1.58                  0                  0               1.00%               9.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.75%               3.3%
12/31/2015                   2.29                  0                  0               0.75%              -3.0%
12/31/2014                   2.36                  0                  0               0.75%               6.5%
12/31/2013                   2.21                  0                  0               0.75%              37.2%
12/31/2012                   1.61                  0                  0               0.75%               9.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.50%               3.5%
12/31/2015                   2.35                  0                  0               0.50%              -2.7%
12/31/2014                   2.42                  0                  0               0.50%               6.8%
12/31/2013                   2.27                  0                  0               0.50%              37.6%
12/31/2012                   1.65                  0                  0               0.50%               9.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               0.25%               3.8%
12/31/2015                   2.42                  0                  0               0.25%              -2.5%
12/31/2014                   2.49                  0                  0               0.25%               7.0%
12/31/2013                   2.32                  0                  0               0.25%              37.9%
12/31/2012                   1.68                  0                  0               0.25%              10.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.00%               4.1%
12/31/2015                   2.50                  0                  0               0.00%              -2.2%
12/31/2014                   2.55                  0                  0               0.00%               7.3%
12/31/2013                   2.38                  0                  0               0.00%              38.3%
12/31/2012                   1.72                  0                  0               0.00%              10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND A CLASS - 354713505

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       74,394    $       78,474             7,725
                                                                         ===============   ===============
Receivables: investments sold                                       6
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       74,400
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       74,400            66,035    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.19
Band 0                                                             --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $       74,400            66,035
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,035
Mortality & expense charges                                                                        (1,849)
                                                                                           ---------------
Net investment income (loss)                                                                        2,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,140)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               19,771
                                                                                           ---------------
Net gain (loss)                                                                                     8,631
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       10,817
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,186    $             6,778
Net realized gain (loss)                                                   (11,140)                (8,695)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        19,771                 (8,563)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           10,817                (10,480)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    14,787                 16,368
Cost of units redeemed                                                    (118,956)              (101,084)
Account charges                                                               (202)                  (272)
                                                               --------------------   --------------------
Increase (decrease)                                                       (104,371)               (84,988)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (93,554)               (95,468)
Net assets, beginning                                                      167,954                263,422
                                                               --------------------   --------------------
Net assets, ending                                             $            74,400    $           167,954
                                                               ====================   ====================

Units sold                                                                  13,574                 14,987
Units redeemed                                                            (106,508)               (91,749)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (92,934)               (76,762)
Units outstanding, beginning                                               158,969                235,731
                                                               --------------------   --------------------
Units outstanding, ending                                                   66,035                158,969
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           320,129
Cost of units redeemed/account charges                                                           (256,440)
Net investment income (loss)                                                                       29,634
Net realized gain (loss)                                                                          (19,975)
Realized gain distributions                                                                         5,132
Net change in unrealized appreciation (depreciation)                                               (4,080)
                                                                                      --------------------
Net assets                                                                            $            74,400
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                 66    $            74               1.25%               6.6%
12/31/2015                   1.06                159                168               1.25%              -5.5%
12/31/2014                   1.12                236                263               1.25%               0.4%
12/31/2013                   1.11                219                243               1.25%               1.9%
12/31/2012                   1.09                127                138               1.25%              10.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               6.9%
12/31/2015                   1.07                  0                  0               1.00%              -5.2%
12/31/2014                   1.13                  0                  0               1.00%               0.7%
12/31/2013                   1.12                  0                  0               1.00%               2.2%
12/31/2012                   1.10                  0                  0               1.00%              11.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               7.2%
12/31/2015                   1.08                  0                  0               0.75%              -5.0%
12/31/2014                   1.14                  0                  0               0.75%               0.9%
12/31/2013                   1.13                  0                  0               0.75%               2.4%
12/31/2012                   1.10                  0                  0               0.75%              11.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               7.4%
12/31/2015                   1.09                  0                  0               0.50%              -4.7%
12/31/2014                   1.15                  0                  0               0.50%               1.2%
12/31/2013                   1.13                  0                  0               0.50%               2.7%
12/31/2012                   1.10                  0                  0               0.50%              11.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%               7.7%
12/31/2015                   1.11                  0                  0               0.25%              -4.5%
12/31/2014                   1.16                  0                  0               0.25%               1.4%
12/31/2013                   1.14                  0                  0               0.25%               2.9%
12/31/2012                   1.11                  0                  0               0.25%              12.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.00%               8.0%
12/31/2015                   1.12                  0                  0               0.00%              -4.3%
12/31/2014                   1.17                  0                  0               0.00%               1.7%
12/31/2013                   1.15                  0                  0               0.00%               3.2%
12/31/2012                   1.11                  0                  0               0.00%              12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%
                 2015                                   4.4%
                 2014                                   5.3%
                 2013                                   4.4%
                 2012                                   7.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TEMPLETON INTERNATIONAL BOND FUND A CLASS - 880208509 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               5.6%
12/31/2015                   0.97                  0                  0               1.25%              -2.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               5.8%
12/31/2015                   0.97                  0                  0               1.00%              -2.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               6.1%
12/31/2015                   0.98                  0                  0               0.75%              -2.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               6.4%
12/31/2015                   0.98                  0                  0               0.50%              -2.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               6.6%
12/31/2015                   0.98                  0                  0               0.25%              -2.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               6.9%
12/31/2015                   0.98                  0                  0               0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FRANKLIN GROWTH OPPORTUNITIES FUND R CLASS - 354713513

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      567,160    $      596,027            19,225
                                                                         ===============   ===============
Receivables: investments sold                                     391
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      567,551
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      508,872           495,829    $         1.03
Band 100                                                       58,679            57,085              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      567,551           552,914
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,464)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,464)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (250)
Realized gain distributions                                                                        12,118
Net change in unrealized appreciation (depreciation)                                              (28,867)
                                                                                           ---------------
Net gain (loss)                                                                                   (16,999)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (19,463)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,464)   $                --
Net realized gain (loss)                                                      (250)                    --
Realized gain distributions                                                 12,118                     --
Net change in unrealized appreciation (depreciation)                       (28,867)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (19,463)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   605,570                     --
Cost of units redeemed                                                     (18,128)                    --
Account charges                                                               (428)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        587,014                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    567,551                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           567,551    $                --
                                                               ====================   ====================

Units sold                                                                 570,638                     --
Units redeemed                                                             (17,724)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    552,914                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  552,914                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           605,570
Cost of units redeemed/account charges                                                            (18,556)
Net investment income (loss)                                                                       (2,464)
Net realized gain (loss)                                                                             (250)
Realized gain distributions                                                                        12,118
Net change in unrealized appreciation (depreciation)                                              (28,867)
                                                                                      --------------------
Net assets                                                                            $           567,551
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                496    $           509               1.25%               2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                 57    $            59               1.00%               2.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               3.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               3.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               3.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FRANKLIN GROWTH FUND ADVISOR CLASS - 353496839

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       87,554    $       88,261             1,141
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (3)
                                                       ---------------
Net assets                                             $       87,551
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       87,551            80,884    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       87,551            80,884
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (33)
                                                                                           ---------------
Net investment income (loss)                                                                          (33)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (707)
                                                                                           ---------------
Net gain (loss)                                                                                      (707)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (740)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (33)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (707)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (740)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    88,291                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         88,291                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     87,551                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            87,551    $                --
                                                               ====================   ====================

Units sold                                                                  80,884                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     80,884                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   80,884                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            88,291
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          (33)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (707)
                                                                                      --------------------
Net assets                                                                            $            87,551
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                 81    $            88               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               8.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               8.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               8.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               8.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL CAP VALUE FUND ADVISOR CLASS - 355148503

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       29,143    $       29,308               491
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,011)
                                                       ---------------
Net assets                                             $       28,132
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       28,132            22,965    $         1.22
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.23
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $       28,132            22,965
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (8)
                                                                                           ---------------
Net investment income (loss)                                                                           (8)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             2
Net change in unrealized appreciation (depreciation)                                                 (165)
                                                                                           ---------------
Net gain (loss)                                                                                      (163)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (171)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (8)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                      2                     --
Net change in unrealized appreciation (depreciation)                          (165)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (171)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    29,322                     --
Cost of units redeemed                                                      (1,007)                    --
Account charges                                                                (12)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         28,303                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     28,132                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            28,132    $                --
                                                               ====================   ====================

Units sold                                                                  23,796                     --
Units redeemed                                                                (831)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     22,965                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   22,965                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            29,322
Cost of units redeemed/account charges                                                             (1,019)
Net investment income (loss)                                                                           (8)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             2
Net change in unrealized appreciation (depreciation)                                                 (165)
                                                                                      --------------------
Net assets                                                                            $            28,132
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                 23    $            28               1.25%              22.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%              22.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%              22.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.50%              23.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%              23.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.00%              23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    FRANKLIN SMALL-MID CAP GROWTH FUND ADVISOR CLASS - 354713869 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.07
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.25%               7.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               7.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               7.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%               8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      FRANKLIN STRATEGIC INCOME FUND ADVISOR CLASS - 354713737 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.04
Band 100                                                           --                --              1.04
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.25%               4.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.00%               4.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                TEMPLETON FOREIGN FUND ADVISOR CLASS - 880196506

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      247,158    $      243,664            35,945
                                                                         ===============   ===============
Receivables: investments sold                                     147
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      247,305
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      247,305           220,797    $         1.12
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $      247,305           220,797
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,292
Mortality & expense charges                                                                          (344)
                                                                                           ---------------
Net investment income (loss)                                                                        3,948
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              572
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,494
                                                                                           ---------------
Net gain (loss)                                                                                     4,066
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,014
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,948    $                --
Net realized gain (loss)                                                       572                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,494                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,014                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   423,401                     --
Cost of units redeemed                                                    (184,036)                    --
Account charges                                                                (74)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        239,291                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    247,305                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           247,305    $                --
                                                               ====================   ====================

Units sold                                                                 390,013                     --
Units redeemed                                                            (169,216)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    220,797                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  220,797                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           423,401
Cost of units redeemed/account charges                                                           (184,110)
Net investment income (loss)                                                                        3,948
Net realized gain (loss)                                                                              572
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,494
                                                                                      --------------------
Net assets                                                                            $           247,305
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                221    $           247               1.25%              12.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              12.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              TEMPLETON GLOBAL BOND FUND ADVISOR CLASS - 880208400

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      818,668    $      781,564            68,395
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (653)
                                                       ---------------
Net assets                                             $      818,015
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      818,015           766,145    $         1.07
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $      818,015           766,145
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,572
Mortality & expense charges                                                                        (1,117)
                                                                                           ---------------
Net investment income (loss)                                                                          455
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              331
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               37,104
                                                                                           ---------------
Net gain (loss)                                                                                    37,435
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       37,890
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               455    $                --
Net realized gain (loss)                                                       331                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        37,104                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           37,890                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   785,774                     --
Cost of units redeemed                                                      (5,606)                    --
Account charges                                                                (43)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        780,125                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    818,015                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           818,015    $                --
                                                               ====================   ====================

Units sold                                                                 771,443                     --
Units redeemed                                                              (5,298)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    766,145                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  766,145                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           785,774
Cost of units redeemed/account charges                                                             (5,649)
Net investment income (loss)                                                                          455
Net realized gain (loss)                                                                              331
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               37,104
                                                                                      --------------------
Net assets                                                                            $           818,015
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                766    $           818               1.25%               6.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               6.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               7.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%               7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           TEMPLETON GROWTH FUND ADVISOR CLASS - 880199302 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              12.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              12.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    FRANKLIN GROWTH OPPORTUNITIES FUND ADVISOR CLASS - 354713729 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               3.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               3.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               3.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               3.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        FRANKLIN STRATEGIC INCOME FUND R6 CLASS - 354713323 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TEMPLETON GLOBAL BOND FUND R6 CLASS - 880208772 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            FRANKLIN UTILITIES FUND R6 CLASS - 353496615 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         FRANKLIN UTILITIES FUND ADVISOR CLASS - 353496854 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            FRANKLIN UTILITIES FUND R CLASS - 353496698 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               2.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               2.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH OPPORTUNITIES FUND SERVICE CLASS - 38142Y500

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      111,003    $      111,849             5,688
                                                                         ===============   ===============
Receivables: investments sold                                     270
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      111,273
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      111,273            78,492    $         1.42
Band 100                                                           --                --              1.43
Band 75                                                            --                --              1.45
Band 50                                                            --                --              1.46
Band 25                                                            --                --              1.48
Band 0                                                             --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $      111,273            78,492
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,180)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,180)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (37,900)
Realized gain distributions                                                                         3,036
Net change in unrealized appreciation (depreciation)                                               29,697
                                                                                           ---------------
Net gain (loss)                                                                                    (5,167)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (6,347)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,180)   $            (1,507)
Net realized gain (loss)                                                   (37,900)                (3,667)
Realized gain distributions                                                  3,036                 13,440
Net change in unrealized appreciation (depreciation)                        29,697                (14,518)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (6,347)                (6,252)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    79,009                 40,183
Cost of units redeemed                                                     (86,011)               (35,435)
Account charges                                                                (37)                   (46)
                                                               --------------------   --------------------
Increase (decrease)                                                         (7,039)                 4,702
                                                               --------------------   --------------------
Net increase (decrease)                                                    (13,386)                (1,550)
Net assets, beginning                                                      124,659                126,209
                                                               --------------------   --------------------
Net assets, ending                                             $           111,273    $           124,659
                                                               ====================   ====================

Units sold                                                                  56,976                 27,767
Units redeemed                                                             (66,158)               (22,751)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,182)                 5,016
Units outstanding, beginning                                                87,674                 82,658
                                                               --------------------   --------------------
Units outstanding, ending                                                   78,492                 87,674
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           324,523
Cost of units redeemed/account charges                                                           (210,630)
Net investment income (loss)                                                                       (3,853)
Net realized gain (loss)                                                                          (41,824)
Realized gain distributions                                                                        43,903
Net change in unrealized appreciation (depreciation)                                                 (846)
                                                                                      --------------------
Net assets                                                                            $           111,273
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                 78    $           111               1.25%              -0.3%
12/31/2015                   1.42                 88                125               1.25%              -6.9%
12/31/2014                   1.53                 83                126               1.25%               9.5%
12/31/2013                   1.39                 19                 26               1.25%              30.0%
12/31/2012                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               1.00%               0.0%
12/31/2015                   1.43                  0                  0               1.00%              -6.6%
12/31/2014                   1.54                  0                  0               1.00%               9.8%
12/31/2013                   1.40                  0                  0               1.00%              30.4%
12/31/2012                   1.07                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.75%               0.2%
12/31/2015                   1.44                  0                  0               0.75%              -6.4%
12/31/2014                   1.54                  0                  0               0.75%              10.1%
12/31/2013                   1.40                  0                  0               0.75%              30.7%
12/31/2012                   1.07                  0                  0               0.75%               7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.50%               0.5%
12/31/2015                   1.46                  0                  0               0.50%              -6.2%
12/31/2014                   1.55                  0                  0               0.50%              10.3%
12/31/2013                   1.41                  0                  0               0.50%              31.0%
12/31/2012                   1.07                  0                  0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%               0.7%
12/31/2015                   1.47                  0                  0               0.25%              -5.9%
12/31/2014                   1.56                  0                  0               0.25%              10.6%
12/31/2013                   1.41                  0                  0               0.25%              31.3%
12/31/2012                   1.07                  0                  0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.00%               1.0%
12/31/2015                   1.48                  0                  0               0.00%              -5.7%
12/31/2014                   1.57                  0                  0               0.00%              10.9%
12/31/2013                   1.41                  0                  0               0.00%              31.7%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS GROWTH OPPORTUNITIES FUND IR CLASS - 38144N346

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,262,922    $    3,318,862           155,170
                                                                         ===============   ===============
Receivables: investments sold                                   8,063
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,270,985
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,813,063         1,259,284    $         1.44
Band 100                                                           --                --              1.45
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.50
Band 0                                                      1,457,922           961,754              1.52
                                                       ---------------   ---------------
 Total                                                 $    3,270,985         2,221,038
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (41,407)
                                                                                           ---------------
Net investment income (loss)                                                                      (41,407)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,088,083)
Realized gain distributions                                                                        82,033
Net change in unrealized appreciation (depreciation)                                            1,039,480
                                                                                           ---------------
Net gain (loss)                                                                                    33,430
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (7,977)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (41,407)   $           (57,016)
Net realized gain (loss)                                                (1,088,083)               (62,840)
Realized gain distributions                                                 82,033                518,161
Net change in unrealized appreciation (depreciation)                     1,039,480               (697,517)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (7,977)              (299,212)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,483,851              1,632,761
Cost of units redeemed                                                  (4,657,820)            (1,350,615)
Account charges                                                             (4,440)               (11,571)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,178,409)               270,575
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,186,386)               (28,637)
Net assets, beginning                                                    4,457,371              4,486,008
                                                               --------------------   --------------------
Net assets, ending                                             $         3,270,985    $         4,457,371
                                                               ====================   ====================

Units sold                                                               2,356,245              1,151,100
Units redeemed                                                          (3,235,762)              (966,208)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (879,517)               184,892
Units outstanding, beginning                                             3,100,555              2,915,663
                                                               --------------------   --------------------
Units outstanding, ending                                                2,221,038              3,100,555
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        14,869,013
Cost of units redeemed/account charges                                                        (11,701,921)
Net investment income (loss)                                                                     (137,344)
Net realized gain (loss)                                                                       (1,133,477)
Realized gain distributions                                                                     1,430,654
Net change in unrealized appreciation (depreciation)                                              (55,940)
                                                                                      --------------------
Net assets                                                                            $         3,270,985
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44              1,259    $         1,813               1.25%               0.2%
12/31/2015                   1.44              3,098              4,453               1.25%              -6.6%
12/31/2014                   1.54              2,915              4,485               1.25%               9.9%
12/31/2013                   1.40              1,846              2,584               1.25%              30.5%
12/31/2012                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               1.00%               0.4%
12/31/2015                   1.45                  0                  0               1.00%              -6.3%
12/31/2014                   1.55                  0                  0               1.00%              10.2%
12/31/2013                   1.40                  0                  0               1.00%              30.9%
12/31/2012                   1.07                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               0.7%
12/31/2015                   1.46                  0                  0               0.75%              -6.1%
12/31/2014                   1.55                  0                  0               0.75%              10.5%
12/31/2013                   1.41                  0                  0               0.75%              31.2%
12/31/2012                   1.07                  0                  0               0.75%               7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.50%               0.9%
12/31/2015                   1.47                  0                  0               0.50%              -5.9%
12/31/2014                   1.56                  0                  0               0.50%              10.7%
12/31/2013                   1.41                  0                  0               0.50%              31.5%
12/31/2012                   1.07                  0                  0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.25%               1.2%
12/31/2015                   1.48                  0                  0               0.25%              -5.6%
12/31/2014                   1.57                  0                  0               0.25%              11.0%
12/31/2013                   1.42                  0                  0               0.25%              31.8%
12/31/2012                   1.07                  0                  0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                962    $         1,458               0.00%               1.4%
12/31/2015                   1.49                  3                  4               0.00%              -5.4%
12/31/2014                   1.58                  0                  1               0.00%              11.3%
12/31/2013                   1.42                  0                  0               0.00%              32.2%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO SERVICE CLASS - 38142V480

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.15
Band 100                                                           --                --              1.18
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.24
Band 25                                                            --                --              1.27
Band 0                                                             --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                (1)
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                      6
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                      5
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                    127
Cost of units redeemed                                                          --                   (323)
Account charges                                                                 --                     (4)
                                                               --------------------   --------------------
Increase (decrease)                                                             --                   (200)
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                   (195)
Net assets, beginning                                                           --                    195
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                    147
Units redeemed                                                                  --                   (323)
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                   (176)
Units outstanding, beginning                                                    --                    176
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            31,742
Cost of units redeemed/account charges                                                            (35,030)
Net investment income (loss)                                                                         (123)
Net realized gain (loss)                                                                            3,407
Realized gain distributions                                                                             4
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.25%               4.6%
12/31/2015                   1.09                  0                  0               1.25%              -1.1%
12/31/2014                   1.11                  0                  0               1.25%               1.0%
12/31/2013                   1.10                 24                 26               1.25%              16.7%
12/31/2012                   0.94                  0                  0               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.00%               4.9%
12/31/2015                   1.12                  0                  0               1.00%              -0.9%
12/31/2014                   1.13                  0                  0               1.00%               1.3%
12/31/2013                   1.12                  0                  0               1.00%              17.0%
12/31/2012                   0.95                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               5.1%
12/31/2015                   1.15                  0                  0               0.75%              -0.6%
12/31/2014                   1.15                  0                  0               0.75%               1.6%
12/31/2013                   1.14                  0                  0               0.75%              17.3%
12/31/2012                   0.97                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.50%               5.4%
12/31/2015                   1.17                  0                  0               0.50%              -0.4%
12/31/2014                   1.18                  0                  0               0.50%               1.8%
12/31/2013                   1.16                  0                  0               0.50%              17.6%
12/31/2012                   0.98                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%               5.7%
12/31/2015                   1.20                  0                  0               0.25%              -0.1%
12/31/2014                   1.20                  0                  0               0.25%               2.1%
12/31/2013                   1.18                  0                  0               0.25%              17.9%
12/31/2012                   1.00                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.00%               5.9%
12/31/2015                   1.23                  0                  0               0.00%               0.1%
12/31/2014                   1.23                  0                  0               0.00%               2.3%
12/31/2013                   1.20                  0                  0               0.00%              18.2%
12/31/2012                   1.01                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   2.6%
                 2012                                   3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 38142V498

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,077    $       20,118             1,692
                                                                         ===============   ===============
Receivables: investments sold                                     553
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       22,630
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       22,630            18,789    $         1.20
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.30
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $       22,630            18,789
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          292
Mortality & expense charges                                                                          (248)
                                                                                           ---------------
Net investment income (loss)                                                                           44
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              110
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  925
                                                                                           ---------------
Net gain (loss)                                                                                     1,035
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,079
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                44    $               100
Net realized gain (loss)                                                       110                  1,220
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           925                 (1,458)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,079                   (138)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,997                  3,890
Cost of units redeemed                                                      (1,381)                (7,470)
Account charges                                                                 (2)                    (4)
                                                               --------------------   --------------------
Increase (decrease)                                                          3,614                 (3,584)
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,693                 (3,722)
Net assets, beginning                                                       17,937                 21,659
                                                               --------------------   --------------------
Net assets, ending                                             $            22,630    $            17,937
                                                               ====================   ====================

Units sold                                                                   4,334                  3,336
Units redeemed                                                              (1,201)                (6,473)
                                                               --------------------   --------------------
Net increase (decrease)                                                      3,133                 (3,137)
Units outstanding, beginning                                                15,656                 18,793
                                                               --------------------   --------------------
Units outstanding, ending                                                   18,789                 15,656
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           369,178
Cost of units redeemed/account charges                                                           (306,733)
Net investment income (loss)                                                                       13,584
Net realized gain (loss)                                                                          (68,465)
Realized gain distributions                                                                        13,107
Net change in unrealized appreciation (depreciation)                                                1,959
                                                                                      --------------------
Net assets                                                                            $            22,630
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                 19    $            23               1.25%               5.1%
12/31/2015                   1.15                 16                 18               1.25%              -0.6%
12/31/2014                   1.15                 19                 22               1.25%               1.5%
12/31/2013                   1.14                 15                 18               1.25%              17.3%
12/31/2012                   0.97                 13                 12               1.25%              13.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%               5.4%
12/31/2015                   1.17                  0                  0               1.00%              -0.3%
12/31/2014                   1.18                  0                  0               1.00%               1.7%
12/31/2013                   1.16                  0                  0               1.00%              17.6%
12/31/2012                   0.98                  0                  0               1.00%              13.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%               5.6%
12/31/2015                   1.20                  0                  0               0.75%              -0.1%
12/31/2014                   1.20                  0                  0               0.75%               2.0%
12/31/2013                   1.18                  0                  0               0.75%              17.9%
12/31/2012                   1.00                  0                  0               0.75%              14.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.50%               5.9%
12/31/2015                   1.23                  0                  0               0.50%               0.2%
12/31/2014                   1.23                  0                  0               0.50%               2.3%
12/31/2013                   1.20                  0                  0               0.50%              18.2%
12/31/2012                   1.01                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%               6.2%
12/31/2015                   1.26                  0                  0               0.25%               0.4%
12/31/2014                   1.25                  0                  0               0.25%               2.5%
12/31/2013                   1.22                  0                  0               0.25%              18.5%
12/31/2012                   1.03                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.00%               6.4%
12/31/2015                   1.29                  0                  0               0.00%               0.7%
12/31/2014                   1.28                  0                  0               0.00%               2.8%
12/31/2013                   1.24                  0                  0               0.00%              18.8%
12/31/2012                   1.05                  0                  0               0.00%              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.8%
                 2014                                   2.8%
                 2013                                   2.1%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND SERVICE CLASS - 38142V837

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      119,048    $      113,740            11,355
                                                                         ===============   ===============
Receivables: investments sold                                     302
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      119,350
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      117,505           142,693    $         0.82
Band 100                                                           --                --              0.84
Band 75                                                            --                --              0.86
Band 50                                                            --                --              0.88
Band 25                                                            --                --              0.90
Band 0                                                          1,845             1,999              0.92
                                                       ---------------   ---------------
 Total                                                 $      119,350           144,692
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,150
Mortality & expense charges                                                                          (942)
                                                                                           ---------------
Net investment income (loss)                                                                        1,208
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              475
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (208)
                                                                                           ---------------
Net gain (loss)                                                                                       267
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,475
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,208    $              (306)
Net realized gain (loss)                                                       475                  4,427
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (208)                   566
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,475                  4,687
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    57,448                 10,604
Cost of units redeemed                                                     (13,626)               (26,858)
Account charges                                                                (60)                   (27)
                                                               --------------------   --------------------
Increase (decrease)                                                         43,762                (16,281)
                                                               --------------------   --------------------
Net increase (decrease)                                                     45,237                (11,594)
Net assets, beginning                                                       74,113                 85,707
                                                               --------------------   --------------------
Net assets, ending                                             $           119,350    $            74,113
                                                               ====================   ====================

Units sold                                                                  71,024                 12,785
Units redeemed                                                             (17,944)               (32,300)
                                                               --------------------   --------------------
Net increase (decrease)                                                     53,080                (19,515)
Units outstanding, beginning                                                91,612                111,127
                                                               --------------------   --------------------
Units outstanding, ending                                                  144,692                 91,612
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           291,907
Cost of units redeemed/account charges                                                           (198,419)
Net investment income (loss)                                                                        9,680
Net realized gain (loss)                                                                           10,874
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                5,308
                                                                                      --------------------
Net assets                                                                            $           119,350
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.82                143    $           118               1.25%               2.1%
12/31/2015                   0.81                 89                 72               1.25%               4.6%
12/31/2014                   0.77                111                 85               1.25%              -8.8%
12/31/2013                   0.85                126                107               1.25%              21.2%
12/31/2012                   0.70                117                 82               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.84                  0    $             0               1.00%               2.3%
12/31/2015                   0.82                  0                  0               1.00%               4.9%
12/31/2014                   0.78                  0                  0               1.00%              -8.6%
12/31/2013                   0.86                  0                  0               1.00%              21.5%
12/31/2012                   0.71                  0                  0               1.00%              15.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               0.75%               2.6%
12/31/2015                   0.84                  0                  0               0.75%               5.2%
12/31/2014                   0.80                  0                  0               0.75%              -8.4%
12/31/2013                   0.87                  0                  0               0.75%              21.8%
12/31/2012                   0.72                  0                  0               0.75%              15.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.50%               2.8%
12/31/2015                   0.86                  0                  0               0.50%               5.4%
12/31/2014                   0.81                  0                  0               0.50%              -8.1%
12/31/2013                   0.89                  0                  0               0.50%              22.1%
12/31/2012                   0.72                  0                  0               0.50%              16.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.90                  0    $             0               0.25%               3.1%
12/31/2015                   0.88                  0                  0               0.25%               5.7%
12/31/2014                   0.83                  0                  0               0.25%              -7.9%
12/31/2013                   0.90                  0                  0               0.25%              22.4%
12/31/2012                   0.73                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  2    $             2               0.00%               3.3%
12/31/2015                   0.89                  2                  2               0.00%               6.0%
12/31/2014                   0.84                  0                  0               0.00%              -7.7%
12/31/2013                   0.91                  0                  0               0.00%              22.7%
12/31/2012                   0.74                  0                  0               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   0.9%
                 2014                                   3.3%
                 2013                                   2.8%
                 2012                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND INSTITUTIONAL CLASS - 38142V845

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      263,398    $      259,073            25,825
                                                                         ===============   ===============
Receivables: investments sold                                  11,905
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      275,303
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      275,303           319,462    $         0.86
Band 100                                                           --                --              0.88
Band 75                                                            --                --              0.90
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.94
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $      275,303           319,462
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,447
Mortality & expense charges                                                                        (2,193)
                                                                                           ---------------
Net investment income (loss)                                                                        4,254
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              285
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,745
                                                                                           ---------------
Net gain (loss)                                                                                     4,030
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,284
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,254    $               (61)
Net realized gain (loss)                                                       285                 15,918
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,745                 (8,932)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,284                  6,925
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   203,156                 79,428
Cost of units redeemed                                                     (15,327)              (264,108)
Account charges                                                                (37)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        187,792               (184,680)
                                                               --------------------   --------------------
Net increase (decrease)                                                    196,076               (177,755)
Net assets, beginning                                                       79,227                256,982
                                                               --------------------   --------------------
Net assets, ending                                             $           275,303    $            79,227
                                                               ====================   ====================

Units sold                                                                 243,620                 95,594
Units redeemed                                                             (18,476)              (322,724)
                                                               --------------------   --------------------
Net increase (decrease)                                                    225,144               (227,130)
Units outstanding, beginning                                                94,318                321,448
                                                               --------------------   --------------------
Units outstanding, ending                                                  319,462                 94,318
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,812,608
Cost of units redeemed/account charges                                                         (1,677,508)
Net investment income (loss)                                                                       38,370
Net realized gain (loss)                                                                           97,508
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                4,325
                                                                                      --------------------
Net assets                                                                            $           275,303
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                319    $           275               1.25%               2.6%
12/31/2015                   0.84                 94                 79               1.25%               5.1%
12/31/2014                   0.80                321                257               1.25%              -8.3%
12/31/2013                   0.87                390                340               1.25%              21.8%
12/31/2012                   0.72                351                251               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               1.00%               2.8%
12/31/2015                   0.86                  0                  0               1.00%               5.3%
12/31/2014                   0.81                  0                  0               1.00%              -8.1%
12/31/2013                   0.89                  0                  0               1.00%              22.2%
12/31/2012                   0.72                  0                  0               1.00%              16.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.90                  0    $             0               0.75%               3.1%
12/31/2015                   0.87                  0                  0               0.75%               5.6%
12/31/2014                   0.83                  0                  0               0.75%              -7.9%
12/31/2013                   0.90                  0                  0               0.75%              22.5%
12/31/2012                   0.73                  0                  0               0.75%              16.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.50%               3.4%
12/31/2015                   0.89                  0                  0               0.50%               5.9%
12/31/2014                   0.84                  0                  0               0.50%              -7.6%
12/31/2013                   0.91                  0                  0               0.50%              22.8%
12/31/2012                   0.74                  0                  0               0.50%              16.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               0.25%               3.6%
12/31/2015                   0.91                  0                  0               0.25%               6.1%
12/31/2014                   0.86                  0                  0               0.25%              -7.4%
12/31/2013                   0.93                  0                  0               0.25%              23.1%
12/31/2012                   0.75                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%               3.9%
12/31/2015                   0.93                  0                  0               0.00%               6.4%
12/31/2014                   0.87                  0                  0               0.00%              -7.2%
12/31/2013                   0.94                  0                  0               0.00%              23.4%
12/31/2012                   0.76                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.6%
                 2015                                   0.2%
                 2014                                   3.8%
                 2013                                   3.1%
                 2012                                   3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND SERVICE CLASS - 38142V175

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      133,774    $      120,491             6,437
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (12,744)
                                                       ---------------
Net assets                                             $      121,030
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      121,030           106,987    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $      121,030           106,987
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,258
Mortality & expense charges                                                                        (1,335)
                                                                                           ---------------
Net investment income (loss)                                                                          (77)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              700
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               14,496
                                                                                           ---------------
Net gain (loss)                                                                                    15,196
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,119
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (77)   $               146
Net realized gain (loss)                                                       700                   (115)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        14,496                 (1,080)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,119                 (1,049)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    38,581                 82,418
Cost of units redeemed                                                     (21,387)                (1,807)
Account charges                                                                (26)                   (23)
                                                               --------------------   --------------------
Increase (decrease)                                                         17,168                 80,588
                                                               --------------------   --------------------
Net increase (decrease)                                                     32,287                 79,539
Net assets, beginning                                                       88,743                  9,204
                                                               --------------------   --------------------
Net assets, ending                                             $           121,030    $            88,743
                                                               ====================   ====================

Units sold                                                                  37,538                 81,605
Units redeemed                                                             (19,129)                (1,828)
                                                               --------------------   --------------------
Net increase (decrease)                                                     18,409                 79,777
Units outstanding, beginning                                                88,578                  8,801
                                                               --------------------   --------------------
Units outstanding, ending                                                  106,987                 88,578
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           130,353
Cost of units redeemed/account charges                                                            (23,260)
Net investment income (loss)                                                                           69
Net realized gain (loss)                                                                              585
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               13,283
                                                                                      --------------------
Net assets                                                                            $           121,030
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                107    $           121               1.25%              12.9%
12/31/2015                   1.00                 89                 89               1.25%              -4.2%
12/31/2014                   1.05                  9                  9               1.25%               4.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%              13.2%
12/31/2015                   1.01                  0                  0               1.00%              -4.0%
12/31/2014                   1.05                  0                  0               1.00%               4.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%              13.5%
12/31/2015                   1.01                  0                  0               0.75%              -3.7%
12/31/2014                   1.05                  0                  0               0.75%               4.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%              13.8%
12/31/2015                   1.01                  0                  0               0.50%              -3.5%
12/31/2014                   1.05                  0                  0               0.50%               5.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%              14.0%
12/31/2015                   1.02                  0                  0               0.25%              -3.2%
12/31/2014                   1.05                  0                  0               0.25%               5.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%              14.3%
12/31/2015                   1.02                  0                  0               0.00%              -3.0%
12/31/2014                   1.05                  0                  0               0.00%               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.3%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND IR CLASS - 38145N626

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,692,225    $    2,571,796           143,482
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (14,836)
                                                       ---------------
Net assets                                             $    2,677,389
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,944,235         1,703,539    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                        733,154           622,526              1.18
                                                       ---------------   ---------------
 Total                                                 $    2,677,389         2,326,065
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       30,488
Mortality & expense charges                                                                       (24,058)
                                                                                           ---------------
Net investment income (loss)                                                                        6,430
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          126,486
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              158,953
                                                                                           ---------------
Net gain (loss)                                                                                   285,439
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      291,869
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,430    $             2,989
Net realized gain (loss)                                                   126,486                   (257)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       158,953                (38,524)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          291,869                (35,792)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,524,004              1,351,753
Cost of units redeemed                                                  (2,233,051)              (221,045)
Account charges                                                               (201)                  (148)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,290,752              1,130,560
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,582,621              1,094,768
Net assets, beginning                                                    1,094,768                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         2,677,389    $         1,094,768
                                                               ====================   ====================

Units sold                                                               3,287,916              1,357,293
Units redeemed                                                          (2,048,848)              (270,296)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,239,068              1,086,997
Units outstanding, beginning                                             1,086,997                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                2,326,065              1,086,997
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         4,875,757
Cost of units redeemed/account charges                                                         (2,454,445)
Net investment income (loss)                                                                        9,419
Net realized gain (loss)                                                                          126,229
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              120,429
                                                                                      --------------------
Net assets                                                                            $         2,677,389
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14              1,704    $         1,944               1.25%              13.3%
12/31/2015                   1.01              1,087              1,095               1.25%              -3.9%
12/31/2014                   1.05                  0                  0               1.25%               4.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%              13.6%
12/31/2015                   1.01                  0                  0               1.00%              -3.6%
12/31/2014                   1.05                  0                  0               1.00%               4.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%              13.9%
12/31/2015                   1.01                  0                  0               0.75%              -3.4%
12/31/2014                   1.05                  0                  0               0.75%               5.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              14.2%
12/31/2015                   1.02                  0                  0               0.50%              -3.2%
12/31/2014                   1.05                  0                  0               0.50%               5.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              14.5%
12/31/2015                   1.02                  0                  0               0.25%              -2.9%
12/31/2014                   1.05                  0                  0               0.25%               5.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                623    $           733               0.00%              14.7%
12/31/2015                   1.03                  0                  0               0.00%              -2.7%
12/31/2014                   1.05                  0                  0               0.00%               5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   2.4%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS MID CAP VALUE FUND SERVICE CLASS - 38141W380

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,092,063    $    3,165,306            85,699
                                                                         ===============   ===============
Receivables: investments sold                                   8,543
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,100,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,112,327         1,281,932    $         1.65
Band 100                                                      937,899           554,874              1.69
Band 75                                                            --                --              1.73
Band 50                                                            --                --              1.78
Band 25                                                            --                --              1.82
Band 0                                                         50,380            26,918              1.87
                                                       ---------------   ---------------
 Total                                                 $    3,100,606         1,863,724
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,399
Mortality & expense charges                                                                       (46,132)
                                                                                           ---------------
Net investment income (loss)                                                                      (18,733)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (1,839,364)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            2,047,984
                                                                                           ---------------
Net gain (loss)                                                                                   208,620
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      189,887
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (18,733)   $           (87,967)
Net realized gain (loss)                                                (1,839,364)              (489,588)
Realized gain distributions                                                     --                843,346
Net change in unrealized appreciation (depreciation)                     2,047,984             (1,398,948)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          189,887             (1,133,157)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   891,033              3,683,944
Cost of units redeemed                                                  (5,197,231)            (4,871,344)
Account charges                                                             (1,266)               (28,396)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,307,464)            (1,215,796)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,117,577)            (2,348,953)
Net assets, beginning                                                    7,218,183              9,567,136
                                                               --------------------   --------------------
Net assets, ending                                             $         3,100,606    $         7,218,183
                                                               ====================   ====================

Units sold                                                                 616,733              2,331,614
Units redeemed                                                          (3,581,663)            (3,200,020)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,964,930)              (868,406)
Units outstanding, beginning                                             4,828,654              5,697,060
                                                               --------------------   --------------------
Units outstanding, ending                                                1,863,724              4,828,654
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        23,345,572
Cost of units redeemed/account charges                                                        (22,554,294)
Net investment income (loss)                                                                     (225,488)
Net realized gain (loss)                                                                       (1,097,639)
Realized gain distributions                                                                     3,705,698
Net change in unrealized appreciation (depreciation)                                              (73,243)
                                                                                      --------------------
Net assets                                                                            $         3,100,606
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65              1,282    $         2,112               1.25%              11.3%
12/31/2015                   1.48              3,865              5,720               1.25%             -10.7%
12/31/2014                   1.66              4,423              7,330               1.25%              11.7%
12/31/2013                   1.48              4,213              6,248               1.25%              30.6%
12/31/2012                   1.14              3,173              3,602               1.25%              16.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                555    $           938               1.00%              11.6%
12/31/2015                   1.51                703              1,065               1.00%             -10.5%
12/31/2014                   1.69                700              1,185               1.00%              12.0%
12/31/2013                   1.51                 22                 33               1.00%              31.0%
12/31/2012                   1.15                  6                  7               1.00%              16.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.75%              11.9%
12/31/2015                   1.55                  0                  0               0.75%             -10.2%
12/31/2014                   1.73                  0                  0               0.75%              12.3%
12/31/2013                   1.54                  0                  0               0.75%              31.3%
12/31/2012                   1.17                  0                  0               0.75%              17.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%              12.2%
12/31/2015                   1.59                  0                  0               0.50%             -10.0%
12/31/2014                   1.76                  0                  0               0.50%              12.6%
12/31/2013                   1.57                  0                  0               0.50%              31.6%
12/31/2012                   1.19                  0                  0               0.50%              17.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.25%              12.4%
12/31/2015                   1.62                  0                  0               0.25%              -9.8%
12/31/2014                   1.80                  0                  0               0.25%              12.9%
12/31/2013                   1.59                  0                  0               0.25%              32.0%
12/31/2012                   1.21                  0                  0               0.25%              17.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                 27    $            50               0.00%              12.7%
12/31/2015                   1.66                260                432               0.00%              -9.6%
12/31/2014                   1.84                573              1,053               0.00%              13.1%
12/31/2013                   1.62              1,402              2,275               0.00%              32.3%
12/31/2012                   1.23              1,054              1,293               0.00%              17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.2%
                 2014                                   0.2%
                 2013                                   0.5%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS MID CAP VALUE FUND INSTITUTIONAL CLASS - 38141W398

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,508,357    $   11,967,375           308,647
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (63,710)
                                                       ---------------
Net assets                                             $   11,444,647
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,444,647         6,601,201    $         1.73
Band 100                                                           --                --              1.78
Band 75                                                            --                --              1.82
Band 50                                                            --                --              1.87
Band 25                                                            --                --              1.92
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $   11,444,647         6,601,201
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      171,885
Mortality & expense charges                                                                      (170,381)
                                                                                           ---------------
Net investment income (loss)                                                                        1,504
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                       (2,725,857)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            3,996,086
                                                                                           ---------------
Net gain (loss)                                                                                 1,270,229
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,271,733
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,504    $          (179,034)
Net realized gain (loss)                                                (2,725,857)               358,249
Realized gain distributions                                                     --              1,938,681
Net change in unrealized appreciation (depreciation)                     3,996,086             (4,647,874)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,271,733             (2,529,978)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,990,204             10,671,319
Cost of units redeemed                                                 (10,786,383)           (22,747,428)
Account charges                                                             (5,290)               (29,220)
                                                               --------------------   --------------------
Increase (decrease)                                                     (6,801,469)           (12,105,329)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,529,736)           (14,635,307)
Net assets, beginning                                                   16,974,383             31,609,690
                                                               --------------------   --------------------
Net assets, ending                                             $        11,444,647    $        16,974,383
                                                               ====================   ====================

Units sold                                                               4,275,039              6,615,035
Units redeemed                                                          (8,628,700)           (13,969,591)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,353,661)            (7,354,556)
Units outstanding, beginning                                            10,954,862             18,309,418
                                                               --------------------   --------------------
Units outstanding, ending                                                6,601,201             10,954,862
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        77,548,016
Cost of units redeemed/account charges                                                        (83,375,154)
Net investment income (loss)                                                                     (482,758)
Net realized gain (loss)                                                                        5,907,342
Realized gain distributions                                                                    12,306,219
Net change in unrealized appreciation (depreciation)                                             (459,018)
                                                                                      --------------------
Net assets                                                                            $        11,444,647
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73              6,601    $        11,445               1.25%              11.9%
12/31/2015                   1.55             10,955             16,974               1.25%             -10.2%
12/31/2014                   1.73             18,309             31,610               1.25%              12.3%
12/31/2013                   1.54             22,358             34,372               1.25%              31.3%
12/31/2012                   1.17             24,448             28,620               1.25%              17.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               1.00%              12.2%
12/31/2015                   1.59                  0                  0               1.00%             -10.0%
12/31/2014                   1.76                  0                  0               1.00%              12.6%
12/31/2013                   1.57                  0                  0               1.00%              31.6%
12/31/2012                   1.19                  0                  0               1.00%              17.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.75%              12.4%
12/31/2015                   1.62                  0                  0               0.75%              -9.8%
12/31/2014                   1.80                  0                  0               0.75%              12.9%
12/31/2013                   1.59                  0                  0               0.75%              32.0%
12/31/2012                   1.21                  0                  0               0.75%              17.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.50%              12.7%
12/31/2015                   1.66                  0                  0               0.50%              -9.6%
12/31/2014                   1.84                  0                  0               0.50%              13.1%
12/31/2013                   1.62                  0                  0               0.50%              32.3%
12/31/2012                   1.23                  0                  0               0.50%              17.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.25%              13.0%
12/31/2015                   1.70                  0                  0               0.25%              -9.3%
12/31/2014                   1.87                  0                  0               0.25%              13.4%
12/31/2013                   1.65                  0                  0               0.25%              32.6%
12/31/2012                   1.25                  0                  0               0.25%              18.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%              13.3%
12/31/2015                   1.74                  0                  0               0.00%              -9.1%
12/31/2014                   1.91                  0                  0               0.00%              13.7%
12/31/2013                   1.68                  0                  0               0.00%              33.0%
12/31/2012                   1.26                  0                  0               0.00%              18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.5%
                 2014                                   0.8%
                 2013                                   0.9%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS SATELLITE STRATEGIES FUND SERVICE CLASS - 38145L406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.04
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.25%               4.6%
12/31/2015                   0.99                  0                  0               1.25%              -4.5%
12/31/2014                   1.04                  0                  0               1.25%              -1.6%
12/31/2013                   1.06                  0                  0               1.25%               1.2%
12/31/2012                   1.04                  0                  0               1.25%               4.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%               4.9%
12/31/2015                   1.00                  0                  0               1.00%              -4.3%
12/31/2014                   1.04                  0                  0               1.00%              -1.4%
12/31/2013                   1.06                  0                  0               1.00%               1.4%
12/31/2012                   1.04                  0                  0               1.00%               4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%               5.1%
12/31/2015                   1.01                  0                  0               0.75%              -4.0%
12/31/2014                   1.05                  0                  0               0.75%              -1.1%
12/31/2013                   1.06                  0                  0               0.75%               1.7%
12/31/2012                   1.04                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               5.4%
12/31/2015                   1.01                  0                  0               0.50%              -3.8%
12/31/2014                   1.05                  0                  0               0.50%              -0.9%
12/31/2013                   1.06                  0                  0               0.50%               1.9%
12/31/2012                   1.04                  0                  0               0.50%               4.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               5.7%
12/31/2015                   1.02                  0                  0               0.25%              -3.6%
12/31/2014                   1.06                  0                  0               0.25%              -0.6%
12/31/2013                   1.07                  0                  0               0.25%               2.2%
12/31/2012                   1.04                  0                  0               0.25%               4.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               5.9%
12/31/2015                   1.03                  0                  0               0.00%              -3.3%
12/31/2014                   1.07                  0                  0               0.00%              -0.4%
12/31/2013                   1.07                  0                  0               0.00%               2.4%
12/31/2012                   1.04                  0                  0               0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS SATELLITE STRATEGIES FUND IR CLASS - 38145N683 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.05
Band 100                                                           --                --              1.06
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.25%               4.9%
12/31/2015                   1.00                  0                  0               1.25%              -4.2%
12/31/2014                   1.05                  0                  0               1.25%              -1.4%
12/31/2013                   1.06                  0                  0               1.25%               1.7%
12/31/2012                   1.04                  0                  0               1.25%               4.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               1.00%               5.2%
12/31/2015                   1.01                  0                  0               1.00%              -4.0%
12/31/2014                   1.05                  0                  0               1.00%              -1.1%
12/31/2013                   1.06                  0                  0               1.00%               1.9%
12/31/2012                   1.04                  0                  0               1.00%               4.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               5.4%
12/31/2015                   1.02                  0                  0               0.75%              -3.7%
12/31/2014                   1.06                  0                  0               0.75%              -0.9%
12/31/2013                   1.07                  0                  0               0.75%               2.2%
12/31/2012                   1.04                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               5.7%
12/31/2015                   1.03                  0                  0               0.50%              -3.5%
12/31/2014                   1.06                  0                  0               0.50%              -0.7%
12/31/2013                   1.07                  0                  0               0.50%               2.4%
12/31/2012                   1.04                  0                  0               0.50%               4.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%               6.0%
12/31/2015                   1.03                  0                  0               0.25%              -3.2%
12/31/2014                   1.07                  0                  0               0.25%              -0.4%
12/31/2013                   1.07                  0                  0               0.25%               2.7%
12/31/2012                   1.04                  0                  0               0.25%               4.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%               6.2%
12/31/2015                   1.04                  0                  0               0.00%              -3.0%
12/31/2014                   1.07                  0                  0               0.00%              -0.2%
12/31/2013                   1.08                  0                  0               0.00%               2.9%
12/31/2012                   1.05                  0                  0               0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 38142V209

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   22,772,246    $   20,814,167           369,567
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (579,720)
                                                       ---------------
Net assets                                             $   22,192,526
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   20,595,222         9,772,315    $         2.11
Band 100                                                           --                --              2.16
Band 75                                                            --                --              2.22
Band 50                                                            --                --              2.27
Band 25                                                            --                --              2.33
Band 0                                                      1,597,304           667,276              2.39
                                                       ---------------   ---------------
 Total                                                 $   22,192,526        10,439,591
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      159,735
Mortality & expense charges                                                                      (228,095)
                                                                                           ---------------
Net investment income (loss)                                                                      (68,360)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (285,266)
Realized gain distributions                                                                       627,377
Net change in unrealized appreciation (depreciation)                                            3,852,032
                                                                                           ---------------
Net gain (loss)                                                                                 4,194,143
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    4,125,783
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (68,360)   $           (68,377)
Net realized gain (loss)                                                  (285,266)               835,499
Realized gain distributions                                                627,377                764,417
Net change in unrealized appreciation (depreciation)                     3,852,032             (2,854,979)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        4,125,783             (1,323,440)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,297,573             12,968,022
Cost of units redeemed                                                  (7,126,816)            (9,683,357)
Account charges                                                            (27,381)               (21,385)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,143,376              3,263,280
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,269,159              1,939,840
Net assets, beginning                                                   16,923,367             14,983,527
                                                               --------------------   --------------------
Net assets, ending                                             $        22,192,526    $        16,923,367
                                                               ====================   ====================

Units sold                                                               5,267,951              7,426,224
Units redeemed                                                          (4,714,053)            (5,718,218)
                                                               --------------------   --------------------
Net increase (decrease)                                                    553,898              1,708,006
Units outstanding, beginning                                             9,885,693              8,177,687
                                                               --------------------   --------------------
Units outstanding, ending                                               10,439,591              9,885,693
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        53,760,227
Cost of units redeemed/account charges                                                        (41,342,925)
Net investment income (loss)                                                                     (311,566)
Net realized gain (loss)                                                                        3,366,285
Realized gain distributions                                                                     4,762,426
Net change in unrealized appreciation (depreciation)                                            1,958,079
                                                                                      --------------------
Net assets                                                                            $        22,192,526
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11              9,772    $        20,595               1.25%              23.1%
12/31/2015                   1.71              9,886             16,923               1.25%              -6.6%
12/31/2014                   1.83              8,178             14,984               1.25%               5.9%
12/31/2013                   1.73             10,946             18,930               1.25%              37.1%
12/31/2012                   1.26             10,304             12,997               1.25%              15.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               1.00%              23.4%
12/31/2015                   1.75                  0                  0               1.00%              -6.3%
12/31/2014                   1.87                  0                  0               1.00%               6.2%
12/31/2013                   1.76                  0                  0               1.00%              37.4%
12/31/2012                   1.28                  0                  0               1.00%              15.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.75%              23.7%
12/31/2015                   1.79                  0                  0               0.75%              -6.1%
12/31/2014                   1.91                  0                  0               0.75%               6.5%
12/31/2013                   1.79                  0                  0               0.75%              37.8%
12/31/2012                   1.30                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.50%              24.0%
12/31/2015                   1.83                  0                  0               0.50%              -5.9%
12/31/2014                   1.95                  0                  0               0.50%               6.7%
12/31/2013                   1.83                  0                  0               0.50%              38.1%
12/31/2012                   1.32                  0                  0               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                  0    $             0               0.25%              24.3%
12/31/2015                   1.88                  0                  0               0.25%              -5.6%
12/31/2014                   1.99                  0                  0               0.25%               7.0%
12/31/2013                   1.86                  0                  0               0.25%              38.5%
12/31/2012                   1.34                  0                  0               0.25%              16.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                667    $         1,597               0.00%              24.7%
12/31/2015                   1.92                  0                  0               0.00%              -5.4%
12/31/2014                   2.03                  0                  0               0.00%               7.3%
12/31/2013                   1.89                  0                  0               0.00%              38.8%
12/31/2012                   1.36                  0                  0               0.00%              16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.7%
                 2014                                   0.5%
                 2013                                   0.7%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS SMALL CAP VALUE FUND SERVICE CLASS - 38142V308

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,087,418    $   10,181,827           201,131
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (113,678)
                                                       ---------------
Net assets                                             $   10,973,740
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,073,566         4,529,359    $         2.00
Band 100                                                    1,178,264           573,386              2.05
Band 75                                                            --                --              2.11
Band 50                                                            --                --              2.16
Band 25                                                            --                --              2.22
Band 0                                                        721,910           317,282              2.28
                                                       ---------------   ---------------
 Total                                                 $   10,973,740         5,420,027
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       35,075
Mortality & expense charges                                                                      (118,440)
                                                                                           ---------------
Net investment income (loss)                                                                      (83,365)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (207,752)
Realized gain distributions                                                                       350,647
Net change in unrealized appreciation (depreciation)                                            2,089,696
                                                                                           ---------------
Net gain (loss)                                                                                 2,232,591
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,149,226
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (83,365)   $          (109,218)
Net realized gain (loss)                                                  (207,752)               428,077
Realized gain distributions                                                350,647                533,384
Net change in unrealized appreciation (depreciation)                     2,089,696             (1,756,327)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,149,226               (904,084)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,130,660              4,718,959
Cost of units redeemed                                                  (4,950,579)            (6,058,759)
Account charges                                                            (12,626)               (11,472)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,832,545)            (1,351,272)
                                                               --------------------   --------------------
Net increase (decrease)                                                    316,681             (2,255,356)
Net assets, beginning                                                   10,657,059             12,912,415
                                                               --------------------   --------------------
Net assets, ending                                             $        10,973,740    $        10,657,059
                                                               ====================   ====================

Units sold                                                               1,880,495              2,733,462
Units redeemed                                                          (2,920,322)            (3,547,515)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,039,827)              (814,053)
Units outstanding, beginning                                             6,459,854              7,273,907
                                                               --------------------   --------------------
Units outstanding, ending                                                5,420,027              6,459,854
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        27,460,609
Cost of units redeemed/account charges                                                        (21,138,592)
Net investment income (loss)                                                                     (373,124)
Net realized gain (loss)                                                                          977,218
Realized gain distributions                                                                     3,142,038
Net change in unrealized appreciation (depreciation)                                              905,591
                                                                                      --------------------
Net assets                                                                            $        10,973,740
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00              4,529    $         9,074               1.25%              22.5%
12/31/2015                   1.64              5,491              8,981               1.25%              -7.0%
12/31/2014                   1.76              6,050             10,642               1.25%               5.4%
12/31/2013                   1.67              5,910              9,861               1.25%              36.4%
12/31/2012                   1.22              3,475              4,251               1.25%              14.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                573    $         1,178               1.00%              22.8%
12/31/2015                   1.67                631              1,056               1.00%              -6.8%
12/31/2014                   1.80                751              1,348               1.00%               5.7%
12/31/2013                   1.70                  5                  8               1.00%              36.8%
12/31/2012                   1.24                  1                  1               1.00%              14.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.75%              23.1%
12/31/2015                   1.71                  0                  0               0.75%              -6.6%
12/31/2014                   1.83                  0                  0               0.75%               5.9%
12/31/2013                   1.73                  0                  0               0.75%              37.1%
12/31/2012                   1.26                  0                  0               0.75%              15.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.50%              23.4%
12/31/2015                   1.75                  0                  0               0.50%              -6.3%
12/31/2014                   1.87                  0                  0               0.50%               6.2%
12/31/2013                   1.76                  0                  0               0.50%              37.4%
12/31/2012                   1.28                  0                  0               0.50%              15.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.25%              23.7%
12/31/2015                   1.79                  0                  0               0.25%              -6.1%
12/31/2014                   1.91                  0                  0               0.25%               6.5%
12/31/2013                   1.79                  0                  0               0.25%              37.8%
12/31/2012                   1.30                  0                  0               0.25%              15.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                317    $           722               0.00%              24.0%
12/31/2015                   1.83                338                620               0.00%              -5.8%
12/31/2014                   1.95                473                923               0.00%               6.7%
12/31/2013                   1.83                698              1,275               0.00%              38.1%
12/31/2012                   1.32                514                679               0.00%              16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.2%
                 2014                                   0.1%
                 2013                                   0.4%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND INSTITUTIONAL CLASS - 38142Y856

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,918,397    $    7,378,873           409,667
                                                                         ===============   ===============
Receivables: investments sold                                  16,870
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    7,935,267
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,935,267         3,306,722    $         2.40
Band 100                                                           --                --              2.46
Band 75                                                            --                --              2.53
Band 50                                                            --                --              2.59
Band 25                                                            --                --              2.66
Band 0                                                             --                --              2.73
                                                       ---------------   ---------------
 Total                                                 $    7,935,267         3,306,722
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (94,109)
                                                                                           ---------------
Net investment income (loss)                                                                      (94,109)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          121,312
Realized gain distributions                                                                       356,858
Net change in unrealized appreciation (depreciation)                                                 (496)
                                                                                           ---------------
Net gain (loss)                                                                                   477,674
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      383,565
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (94,109)   $           (94,791)
Net realized gain (loss)                                                   121,312                672,928
Realized gain distributions                                                356,858                606,126
Net change in unrealized appreciation (depreciation)                          (496)              (677,966)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          383,565                506,297
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,552,867              3,028,776
Cost of units redeemed                                                  (1,715,885)            (3,356,558)
Account charges                                                            (11,333)               (11,686)
                                                               --------------------   --------------------
Increase (decrease)                                                       (174,351)              (339,468)
                                                               --------------------   --------------------
Net increase (decrease)                                                    209,214                166,829
Net assets, beginning                                                    7,726,053              7,559,224
                                                               --------------------   --------------------
Net assets, ending                                             $         7,935,267    $         7,726,053
                                                               ====================   ====================

Units sold                                                               1,140,977              1,465,406
Units redeemed                                                          (1,223,223)            (1,616,937)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (82,246)              (151,531)
Units outstanding, beginning                                             3,388,968              3,540,499
                                                               --------------------   --------------------
Units outstanding, ending                                                3,306,722              3,388,968
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        23,179,141
Cost of units redeemed/account charges                                                        (19,763,335)
Net investment income (loss)                                                                     (582,508)
Net realized gain (loss)                                                                        2,997,819
Realized gain distributions                                                                     1,564,626
Net change in unrealized appreciation (depreciation)                                              539,524
                                                                                      --------------------
Net assets                                                                            $         7,935,267
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40              3,307    $         7,935               1.25%               5.3%
12/31/2015                   2.28              3,389              7,726               1.25%               6.8%
12/31/2014                   2.14              3,540              7,559               1.25%               9.1%
12/31/2013                   1.96              3,108              6,084               1.25%              27.5%
12/31/2012                   1.54              2,880              4,423               1.25%              19.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                  0    $             0               1.00%               5.5%
12/31/2015                   2.33                  0                  0               1.00%               7.0%
12/31/2014                   2.18                  0                  0               1.00%               9.3%
12/31/2013                   1.99                  0                  0               1.00%              27.8%
12/31/2012                   1.56                  0                  0               1.00%              19.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.53                  0    $             0               0.75%               5.8%
12/31/2015                   2.39                  0                  0               0.75%               7.3%
12/31/2014                   2.22                  0                  0               0.75%               9.6%
12/31/2013                   2.03                  0                  0               0.75%              28.1%
12/31/2012                   1.58                  0                  0               0.75%              20.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.50%               6.1%
12/31/2015                   2.44                  0                  0               0.50%               7.6%
12/31/2014                   2.27                  0                  0               0.50%               9.9%
12/31/2013                   2.07                  0                  0               0.50%              28.4%
12/31/2012                   1.61                  0                  0               0.50%              20.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.66                  0    $             0               0.25%               6.3%
12/31/2015                   2.50                  0                  0               0.25%               7.8%
12/31/2014                   2.32                  0                  0               0.25%              10.2%
12/31/2013                   2.10                  0                  0               0.25%              28.7%
12/31/2012                   1.63                  0                  0               0.25%              20.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                  0    $             0               0.00%               6.6%
12/31/2015                   2.56                  0                  0               0.00%               8.1%
12/31/2014                   2.37                  0                  0               0.00%              10.4%
12/31/2013                   2.14                  0                  0               0.00%              29.1%
12/31/2012                   1.66                  0                  0               0.00%              21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND SERVICE CLASS - 38142Y864

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      648,097    $      652,979            37,613
                                                                         ===============   ===============
Receivables: investments sold                                   9,765
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      657,862
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      556,476           243,693    $         2.28
Band 100                                                      101,386            43,283              2.34
Band 75                                                            --                --              2.40
Band 50                                                            --                --              2.46
Band 25                                                            --                --              2.53
Band 0                                                             --                --              2.59
                                                       ---------------   ---------------
 Total                                                 $      657,862           286,976
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (9,036)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,036)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (13,194)
Realized gain distributions                                                                        32,874
Net change in unrealized appreciation (depreciation)                                               10,022
                                                                                           ---------------
Net gain (loss)                                                                                    29,702
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       20,666
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,036)   $           (12,490)
Net realized gain (loss)                                                   (13,194)               106,649
Realized gain distributions                                                 32,874                 86,379
Net change in unrealized appreciation (depreciation)                        10,022               (109,724)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           20,666                 70,814
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   200,878                332,889
Cost of units redeemed                                                    (642,541)              (423,913)
Account charges                                                               (399)                  (373)
                                                               --------------------   --------------------
Increase (decrease)                                                       (442,062)               (91,397)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (421,396)               (20,583)
Net assets, beginning                                                    1,079,258              1,099,841
                                                               --------------------   --------------------
Net assets, ending                                             $           657,862    $         1,079,258
                                                               ====================   ====================

Units sold                                                                  93,866                156,019
Units redeemed                                                            (294,825)              (199,819)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (200,959)               (43,800)
Units outstanding, beginning                                               487,935                531,735
                                                               --------------------   --------------------
Units outstanding, ending                                                  286,976                487,935
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,815,759
Cost of units redeemed/account charges                                                         (5,851,536)
Net investment income (loss)                                                                      (90,702)
Net realized gain (loss)                                                                          562,209
Realized gain distributions                                                                       227,014
Net change in unrealized appreciation (depreciation)                                               (4,882)
                                                                                      --------------------
Net assets                                                                            $           657,862
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                244    $           556               1.25%               4.8%
12/31/2015                   2.18                376                819               1.25%               6.2%
12/31/2014                   2.05                452                927               1.25%               8.5%
12/31/2013                   1.89                937              1,771               1.25%              26.8%
12/31/2012                   1.49              1,007              1,501               1.25%              18.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                 43    $           101               1.00%               5.0%
12/31/2015                   2.23                 66                147               1.00%               6.5%
12/31/2014                   2.10                 52                109               1.00%               8.8%
12/31/2013                   1.93                  0                  0               1.00%              27.1%
12/31/2012                   1.51                  8                 12               1.00%              19.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40                  0    $             0               0.75%               5.3%
12/31/2015                   2.28                  0                  0               0.75%               6.7%
12/31/2014                   2.14                  0                  0               0.75%               9.1%
12/31/2013                   1.96                  0                  0               0.75%              27.4%
12/31/2012                   1.54                  0                  0               0.75%              19.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                  0    $             0               0.50%               5.5%
12/31/2015                   2.34                  0                  0               0.50%               7.0%
12/31/2014                   2.18                  0                  0               0.50%               9.4%
12/31/2013                   2.00                  0                  0               0.50%              27.8%
12/31/2012                   1.56                  0                  0               0.50%              19.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.53                  0    $             0               0.25%               5.8%
12/31/2015                   2.39                  0                  0               0.25%               7.3%
12/31/2014                   2.23                  0                  0               0.25%               9.6%
12/31/2013                   2.03                  0                  0               0.25%              28.1%
12/31/2012                   1.59                  0                  0               0.25%              20.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.00%               6.1%
12/31/2015                   2.45                 46                113               0.00%               7.5%
12/31/2014                   2.27                 28                 64               0.00%               9.9%
12/31/2013                   2.07                 29                 61               0.00%              28.4%
12/31/2012                   1.61                 26                 41               0.00%              20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS U.S. EQUITY INSIGHTS SERVICE CLASS - 38141W463

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,465,838    $    1,418,644            35,311
                                                                         ===============   ===============
Receivables: investments sold                                     639
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,466,477
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,466,477         1,292,546    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $    1,466,477         1,292,546
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,870
Mortality & expense charges                                                                        (8,946)
                                                                                           ---------------
Net investment income (loss)                                                                        1,924
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (122)
Realized gain distributions                                                                        46,974
Net change in unrealized appreciation (depreciation)                                               55,661
                                                                                           ---------------
Net gain (loss)                                                                                   102,513
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      104,437
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,924    $             2,919
Net realized gain (loss)                                                      (122)                 2,600
Realized gain distributions                                                 46,974                  1,862
Net change in unrealized appreciation (depreciation)                        55,661                 (8,467)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          104,437                 (1,086)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,017,736                450,140
Cost of units redeemed                                                     (38,602)               (64,930)
Account charges                                                             (1,116)                  (102)
                                                               --------------------   --------------------
Increase (decrease)                                                        978,018                385,108
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,082,455                384,022
Net assets, beginning                                                      384,022                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,466,477    $           384,022
                                                               ====================   ====================

Units sold                                                                 960,235                434,633
Units redeemed                                                             (37,448)               (64,874)
                                                               --------------------   --------------------
Net increase (decrease)                                                    922,787                369,759
Units outstanding, beginning                                               369,759                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,292,546                369,759
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,467,876
Cost of units redeemed/account charges                                                           (104,750)
Net investment income (loss)                                                                        4,843
Net realized gain (loss)                                                                            2,478
Realized gain distributions                                                                        48,836
Net change in unrealized appreciation (depreciation)                                               47,194
                                                                                      --------------------
Net assets                                                                            $         1,466,477
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13              1,293    $         1,466               1.25%               9.2%
12/31/2015                   1.04                370                384               1.25%              -2.6%
12/31/2014                   1.07                  0                  0               1.25%               6.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               9.5%
12/31/2015                   1.04                  0                  0               1.00%              -2.3%
12/31/2014                   1.07                  0                  0               1.00%               6.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               9.8%
12/31/2015                   1.05                  0                  0               0.75%              -2.1%
12/31/2014                   1.07                  0                  0               0.75%               6.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              10.1%
12/31/2015                   1.05                  0                  0               0.50%              -1.8%
12/31/2014                   1.07                  0                  0               0.50%               7.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%              10.3%
12/31/2015                   1.05                  0                  0               0.25%              -1.6%
12/31/2014                   1.07                  0                  0               0.25%               7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%              10.6%
12/31/2015                   1.06                  0                  0               0.00%              -1.3%
12/31/2014                   1.07                  0                  0               0.00%               7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   2.1%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            GOLDMAN SACHS U.S. EQUITY INSIGHTS IR CLASS - 38145N642

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      616,790    $      602,762            14,983
                                                                         ===============   ===============
Receivables: investments sold                                     513
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      617,303
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      617,303           539,344    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      617,303           539,344
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,600
Mortality & expense charges                                                                        (4,159)
                                                                                           ---------------
Net investment income (loss)                                                                        2,441
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,584
Realized gain distributions                                                                        19,599
Net change in unrealized appreciation (depreciation)                                               14,037
                                                                                           ---------------
Net gain (loss)                                                                                    37,220
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       39,661
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,441    $                 1
Net realized gain (loss)                                                     3,584                     --
Realized gain distributions                                                 19,599                      4
Net change in unrealized appreciation (depreciation)                        14,037                     (9)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           39,661                     (4)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   714,927                    153
Cost of units redeemed                                                    (137,317)                    --
Account charges                                                               (117)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        577,493                    153
                                                               --------------------   --------------------
Net increase (decrease)                                                    617,154                    149
Net assets, beginning                                                          149                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           617,303    $               149
                                                               ====================   ====================

Units sold                                                                 678,953                    143
Units redeemed                                                            (139,752)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    539,201                    143
Units outstanding, beginning                                                   143                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  539,344                    143
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           715,080
Cost of units redeemed/account charges                                                           (137,434)
Net investment income (loss)                                                                        2,442
Net realized gain (loss)                                                                            3,584
Realized gain distributions                                                                        19,603
Net change in unrealized appreciation (depreciation)                                               14,028
                                                                                      --------------------
Net assets                                                                            $           617,303
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                539    $           617               1.25%               9.6%
12/31/2015                   1.04                  0                  0               1.25%              -2.2%
12/31/2014                   1.07                  0                  0               1.25%               6.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%               9.9%
12/31/2015                   1.05                  0                  0               1.00%              -2.0%
12/31/2014                   1.07                  0                  0               1.00%               6.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%              10.2%
12/31/2015                   1.05                  0                  0               0.75%              -1.7%
12/31/2014                   1.07                  0                  0               0.75%               7.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%              10.4%
12/31/2015                   1.06                  0                  0               0.50%              -1.5%
12/31/2014                   1.07                  0                  0               0.50%               7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              10.7%
12/31/2015                   1.06                  0                  0               0.25%              -1.2%
12/31/2014                   1.07                  0                  0               0.25%               7.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              11.0%
12/31/2015                   1.06                  0                  0               0.00%              -1.0%
12/31/2014                   1.07                  0                  0               0.00%               7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.3%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND ADMIN CLASS - 38141W265

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,451,696    $   11,451,696        11,630,137
                                                                         ===============   ===============
Receivables: investments sold                                 178,441
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,630,137
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,269,373        11,422,677    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                        360,764           360,628              1.00
                                                       ---------------   ---------------
 Total                                                 $   11,630,137        11,783,305
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,107
Mortality & expense charges                                                                      (166,023)
                                                                                           ---------------
Net investment income (loss)                                                                     (160,916)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                           ---------------
Net gain (loss)                                                                                        (1)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (160,917)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (160,916)   $            (9,689)
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            (1)                     1
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (160,917)                (9,688)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,471,763             15,336,195
Cost of units redeemed                                                 (11,407,741)              (592,684)
Account charges                                                             (5,704)                (1,087)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,941,682)            14,742,424
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,102,599)            14,732,736
Net assets, beginning                                                   14,732,736                     --
                                                               --------------------   --------------------
Net assets, ending                                             $        11,630,137    $        14,732,736
                                                               ====================   ====================

Units sold                                                               8,655,066             15,352,387
Units redeemed                                                         (11,625,123)              (599,025)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,970,057)            14,753,362
Units outstanding, beginning                                            14,753,362                     --
                                                               --------------------   --------------------
Units outstanding, ending                                               11,783,305             14,753,362
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        23,807,958
Cost of units redeemed/account charges                                                        (12,007,216)
Net investment income (loss)                                                                     (170,605)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $        11,630,137
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99             11,423    $        11,269               1.25%              -1.2%
12/31/2015                   1.00             14,404             14,384               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.0%
12/31/2015                   1.00                  0                  0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%
12/31/2015                   1.00                  0                  0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%
12/31/2015                   1.00                  0                  0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%
12/31/2015                   1.00                  0                  0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                361    $           361               0.00%               0.0%
12/31/2015                   1.00                349                349               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND RESOURCE CLASS - 38145C810

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,272,972    $    6,272,972         6,281,522
                                                                         ===============   ===============
Receivables: investments sold                                   8,550
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,281,522
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,482,247         3,530,889    $         0.99
Band 100                                                    2,562,200         2,590,713              0.99
Band 75                                                            --                --              0.99
Band 50                                                       237,075           238,368              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $    6,281,522         6,359,970
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          357
Mortality & expense charges                                                                       (65,794)
                                                                                           ---------------
Net investment income (loss)                                                                      (65,437)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (65,437)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (65,437)   $            (3,538)
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (65,437)                (3,538)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,479,102              6,386,511
Cost of units redeemed                                                  (4,371,772)              (142,027)
Account charges                                                             (1,128)                  (189)
                                                               --------------------   --------------------
Increase (decrease)                                                        106,202              6,244,295
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,765              6,240,757
Net assets, beginning                                                    6,240,757                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         6,281,522    $         6,240,757
                                                               ====================   ====================

Units sold                                                               5,226,536              6,394,818
Units redeemed                                                          (5,115,055)              (146,329)
                                                               --------------------   --------------------
Net increase (decrease)                                                    111,481              6,248,489
Units outstanding, beginning                                             6,248,489                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                6,359,970              6,248,489
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,865,613
Cost of units redeemed/account charges                                                         (4,515,116)
Net investment income (loss)                                                                      (68,975)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $         6,281,522
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99              3,531    $         3,482               1.25%              -1.2%
12/31/2015                   1.00              2,847              2,843               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99              2,591    $         2,562               1.00%              -1.0%
12/31/2015                   1.00              3,143              3,139               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%
12/31/2015                   1.00                  0                  0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                238    $           237               0.50%              -0.5%
12/31/2015                   1.00                125                125               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%
12/31/2015                   1.00                  0                  0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%
12/31/2015                   1.00                134                134               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND IR CLASS - 38145N592

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,343,583    $    3,272,371           139,944
                                                                         ===============   ===============
Receivables: investments sold                                   5,297
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,348,880
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,348,880         3,108,884    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $    3,348,880         3,108,884
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,420
Mortality & expense charges                                                                        (7,575)
                                                                                           ---------------
Net investment income (loss)                                                                       16,845
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (276)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               71,212
                                                                                           ---------------
Net gain (loss)                                                                                    70,936
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       87,781
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            16,845    $                --
Net realized gain (loss)                                                      (276)                    --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        71,212                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           87,781                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,340,023                     --
Cost of units redeemed                                                     (78,908)                    --
Account charges                                                                (16)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      3,261,099                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,348,880                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         3,348,880    $                --
                                                               ====================   ====================

Units sold                                                               3,183,645                     --
Units redeemed                                                             (74,761)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,108,884                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                3,108,884                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,340,023
Cost of units redeemed/account charges                                                            (78,924)
Net investment income (loss)                                                                       16,845
Net realized gain (loss)                                                                             (276)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               71,212
                                                                                      --------------------
Net assets                                                                            $         3,348,880
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08              3,109    $         3,349               1.25%               7.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               7.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               8.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               8.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND SERVICE CLASS - 38142B377

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,437,396    $    1,453,039            60,141
                                                                         ===============   ===============
Receivables: investments sold                                   1,184
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,438,580
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,438,580         1,338,411    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $    1,438,580         1,338,411
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,887
Mortality & expense charges                                                                        (1,019)
                                                                                           ---------------
Net investment income (loss)                                                                        6,868
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               13
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (15,643)
                                                                                           ---------------
Net gain (loss)                                                                                   (15,630)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (8,762)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,868    $                --
Net realized gain (loss)                                                        13                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (15,643)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (8,762)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,447,343                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      1,447,342                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,438,580                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,438,580    $                --
                                                               ====================   ====================

Units sold                                                               1,338,412                     --
Units redeemed                                                                  (1)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,338,411                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,338,411                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,447,343
Cost of units redeemed/account charges                                                                 (1)
Net investment income (loss)                                                                        6,868
Net realized gain (loss)                                                                               13
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (15,643)
                                                                                      --------------------
Net assets                                                                            $         1,438,580
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07              1,338    $         1,439               1.25%               7.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               7.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               7.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               8.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               8.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND R6 CLASS - 38148U619 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS GROWTH OPPORTUNITIES FUND R6 CLASS - 38148U601 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FD. R6 CLASS - 38147X242 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                           BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND R6 CLASS - 38147X523 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.9%

                                                           BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND R6 CLASS - 38147X515 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       GOLDMAN SACHS MID CAP VALUE FUND R6 CLASS - 38147X432 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS SMALL CAP VALUE FUND R6 CLASS - 38147X424 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              HENSSLER EQUITY FUND INSTITUTIONAL CLASS - 426894200

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.74
Band 100                                                           --                --              1.77
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.84
Band 0                                                             --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                   (162)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                    154
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     (8)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     45
Cost of units redeemed                                                          --                   (673)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                   (628)
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                   (636)
Net assets, beginning                                                           --                    636
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     29
Units redeemed                                                                  --                   (425)
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                   (396)
Units outstanding, beginning                                                    --                    396
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             1,154
Cost of units redeemed/account charges                                                             (1,249)
Net investment income (loss)                                                                            3
Net realized gain (loss)                                                                             (199)
Realized gain distributions                                                                           291
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               1.25%              13.0%
12/31/2015                   1.54                  0                  0               1.25%              -3.9%
12/31/2014                   1.61                  0                  1               1.25%               8.8%
12/31/2013                   1.48                  0                  0               1.25%              34.7%
12/31/2012                   1.10                  0                  0               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               1.00%              13.3%
12/31/2015                   1.56                  0                  0               1.00%              -3.7%
12/31/2014                   1.62                  0                  0               1.00%               9.1%
12/31/2013                   1.48                  0                  0               1.00%              35.0%
12/31/2012                   1.10                  0                  0               1.00%               7.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              13.6%
12/31/2015                   1.58                  0                  0               0.75%              -3.5%
12/31/2014                   1.63                  0                  0               0.75%               9.4%
12/31/2013                   1.49                  0                  0               0.75%              35.4%
12/31/2012                   1.10                  0                  0               0.75%               7.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%              13.9%
12/31/2015                   1.59                  0                  0               0.50%              -3.2%
12/31/2014                   1.65                  0                  0               0.50%               9.6%
12/31/2013                   1.50                  0                  0               0.50%              35.7%
12/31/2012                   1.11                  0                  0               0.50%               7.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%              14.2%
12/31/2015                   1.61                  0                  0               0.25%              -3.0%
12/31/2014                   1.66                  0                  0               0.25%               9.9%
12/31/2013                   1.51                  0                  0               0.25%              36.0%
12/31/2012                   1.11                  0                  0               0.25%               8.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.00%              14.4%
12/31/2015                   1.63                  0                  0               0.00%              -2.7%
12/31/2014                   1.67                  0                  0               0.00%              10.2%
12/31/2013                   1.52                  0                  0               0.00%              36.4%
12/31/2012                   1.11                  0                  0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.9%
                 2013                                   1.3%
                 2012                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          HENSSLER EQUITY FUND INVESTOR CLASS - 426894101 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.74
Band 100                                                           --                --              1.76
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.82
Band 25                                                            --                --              1.85
Band 0                                                             --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           569,070
Cost of units redeemed/account charges                                                           (577,200)
Net investment income (loss)                                                                       (2,502)
Net realized gain (loss)                                                                            8,180
Realized gain distributions                                                                         2,452
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               1.25%              12.5%
12/31/2015                   1.54                  0                  0               1.25%              -4.4%
12/31/2014                   1.61                  0                  0               1.25%               8.2%
12/31/2013                   1.49                  0                  0               1.25%              33.9%
12/31/2012                   1.11                 21                 23               1.25%               6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               1.00%              12.7%
12/31/2015                   1.56                  0                  0               1.00%              -4.1%
12/31/2014                   1.63                  0                  0               1.00%               8.5%
12/31/2013                   1.50                  0                  0               1.00%              34.2%
12/31/2012                   1.12                  0                  0               1.00%               6.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              13.0%
12/31/2015                   1.58                  0                  0               0.75%              -3.9%
12/31/2014                   1.65                  0                  0               0.75%               8.8%
12/31/2013                   1.51                  0                  0               0.75%              34.6%
12/31/2012                   1.13                  0                  0               0.75%               6.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.50%              13.3%
12/31/2015                   1.60                  0                  0               0.50%              -3.6%
12/31/2014                   1.66                  0                  0               0.50%               9.0%
12/31/2013                   1.53                  0                  0               0.50%              34.9%
12/31/2012                   1.13                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.25%              13.6%
12/31/2015                   1.62                  0                  0               0.25%              -3.4%
12/31/2014                   1.68                  0                  0               0.25%               9.3%
12/31/2013                   1.54                  0                  0               0.25%              35.2%
12/31/2012                   1.14                  0                  0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.00%              13.9%
12/31/2015                   1.65                  0                  0               0.00%              -3.2%
12/31/2014                   1.70                  0                  0               0.00%               9.6%
12/31/2013                   1.55                  0                  0               0.00%              35.6%
12/31/2012                   1.14                  0                  0               0.00%               7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      728,847    $      797,643            20,147
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (19,639)
                                                       ---------------
Net assets                                             $      709,208
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      709,208           492,137    $         1.44
Band 100                                                           --                --              1.46
Band 75                                                            --                --              1.48
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.51
Band 0                                                             --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $      709,208           492,137
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (8,549)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,549)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (18,077)
Realized gain distributions                                                                        18,544
Net change in unrealized appreciation (depreciation)                                               (1,605)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,138)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (9,687)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,549)   $            (8,374)
Net realized gain (loss)                                                   (18,077)                   633
Realized gain distributions                                                 18,544                 50,423
Net change in unrealized appreciation (depreciation)                        (1,605)               (42,057)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (9,687)                   625
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   105,323                242,116
Cost of units redeemed                                                    (118,634)              (107,206)
Account charges                                                                (52)                  (105)
                                                               --------------------   --------------------
Increase (decrease)                                                        (13,363)               134,805
                                                               --------------------   --------------------
Net increase (decrease)                                                    (23,050)               135,430
Net assets, beginning                                                      732,258                596,828
                                                               --------------------   --------------------
Net assets, ending                                             $           709,208    $           732,258
                                                               ====================   ====================

Units sold                                                                  74,055                165,000
Units redeemed                                                             (88,091)               (72,798)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (14,036)                92,202
Units outstanding, beginning                                               506,173                413,971
                                                               --------------------   --------------------
Units outstanding, ending                                                  492,137                506,173
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           950,679
Cost of units redeemed/account charges                                                           (264,510)
Net investment income (loss)                                                                      (21,669)
Net realized gain (loss)                                                                           (8,318)
Realized gain distributions                                                                       121,822
Net change in unrealized appreciation (depreciation)                                              (68,796)
                                                                                      --------------------
Net assets                                                                            $           709,208
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                492    $           709               1.25%              -0.4%
12/31/2015                   1.45                506                732               1.25%               0.3%
12/31/2014                   1.44                414                597               1.25%               6.9%
12/31/2013                   1.35                 26                 35               1.25%              35.8%
12/31/2012                   0.99                 21                 21               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               1.00%              -0.1%
12/31/2015                   1.46                  0                  0               1.00%               0.6%
12/31/2014                   1.45                  0                  0               1.00%               7.2%
12/31/2013                   1.35                  0                  0               1.00%              36.2%
12/31/2012                   0.99                  0                  0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.75%               0.1%
12/31/2015                   1.47                  0                  0               0.75%               0.8%
12/31/2014                   1.46                  0                  0               0.75%               7.5%
12/31/2013                   1.36                  0                  0               0.75%              36.5%
12/31/2012                   1.00                  0                  0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               0.4%
12/31/2015                   1.49                  0                  0               0.50%               1.1%
12/31/2014                   1.47                  0                  0               0.50%               7.7%
12/31/2013                   1.37                  0                  0               0.50%              36.9%
12/31/2012                   1.00                  0                  0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%               0.6%
12/31/2015                   1.50                  0                  0               0.25%               1.4%
12/31/2014                   1.48                  0                  0               0.25%               8.0%
12/31/2013                   1.37                  0                  0               0.25%              37.2%
12/31/2012                   1.00                  0                  0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.00%               0.9%
12/31/2015                   1.52                  0                  0               0.00%               1.6%
12/31/2014                   1.49                  0                  0               0.00%               8.3%
12/31/2013                   1.38                  0                  0               0.00%              37.6%
12/31/2012                   1.00                  0                  0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO AMERICAN FRANCHISE FUND A CLASS - 00142J578

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      225,396    $      233,788            13,780
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (229)
                                                       ---------------
Net assets                                             $      225,167
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      154,599           107,724    $         1.44
Band 100                                                       70,568            48,740              1.45
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.47
Band 25                                                            --                --              1.49
Band 0                                                             --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $      225,167           156,464
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,759)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,759)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,206)
Realized gain distributions                                                                         8,841
Net change in unrealized appreciation (depreciation)                                               (4,326)
                                                                                           ---------------
Net gain (loss)                                                                                     3,309
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          550
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,759)   $            (3,127)
Net realized gain (loss)                                                    (1,206)                27,223
Realized gain distributions                                                  8,841                 11,794
Net change in unrealized appreciation (depreciation)                        (4,326)               (27,129)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              550                  8,761
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,644                 46,431
Cost of units redeemed                                                     (45,427)              (180,096)
Account charges                                                                (35)                   (35)
                                                               --------------------   --------------------
Increase (decrease)                                                        (40,818)              (133,700)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (40,268)              (124,939)
Net assets, beginning                                                      265,435                390,374
                                                               --------------------   --------------------
Net assets, ending                                             $           225,167    $           265,435
                                                               ====================   ====================

Units sold                                                                   3,342                 32,793
Units redeemed                                                             (32,772)              (130,512)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (29,430)               (97,719)
Units outstanding, beginning                                               185,894                283,613
                                                               --------------------   --------------------
Units outstanding, ending                                                  156,464                185,894
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           516,835
Cost of units redeemed/account charges                                                           (387,633)
Net investment income (loss)                                                                      (11,554)
Net realized gain (loss)                                                                           50,278
Realized gain distributions                                                                        65,633
Net change in unrealized appreciation (depreciation)                                               (8,392)
                                                                                      --------------------
Net assets                                                                            $           225,167
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                108    $           155               1.25%               0.7%
12/31/2015                   1.42                116                165               1.25%               3.6%
12/31/2014                   1.37                185                254               1.25%               7.0%
12/31/2013                   1.28                224                288               1.25%              28.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                 49    $            71               1.00%               1.0%
12/31/2015                   1.43                 70                100               1.00%               3.9%
12/31/2014                   1.38                 99                136               1.00%               7.2%
12/31/2013                   1.29                  0                  0               1.00%              28.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               1.3%
12/31/2015                   1.44                  0                  0               0.75%               4.1%
12/31/2014                   1.39                  0                  0               0.75%               7.5%
12/31/2013                   1.29                  0                  0               0.75%              28.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.50%               1.5%
12/31/2015                   1.45                  0                  0               0.50%               4.4%
12/31/2014                   1.39                  0                  0               0.50%               7.8%
12/31/2013                   1.29                  0                  0               0.50%              29.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.25%               1.8%
12/31/2015                   1.46                  0                  0               0.25%               4.7%
12/31/2014                   1.40                  0                  0               0.25%               8.0%
12/31/2013                   1.29                  0                  0               0.25%              29.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.00%               2.0%
12/31/2015                   1.47                  0                  0               0.00%               4.9%
12/31/2014                   1.40                  0                  0               0.00%               8.3%
12/31/2013                   1.29                  0                  0               0.00%              29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO AMERICAN VALUE FUND Y CLASS - 00143M794

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      190,675    $      194,281             4,959
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (836)
                                                       ---------------
Net assets                                             $      189,839
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      189,839           181,107    $         1.05
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $      189,839           181,107
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          800
Mortality & expense charges                                                                        (2,137)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,337)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,793)
Realized gain distributions                                                                         1,507
Net change in unrealized appreciation (depreciation)                                               27,045
                                                                                           ---------------
Net gain (loss)                                                                                    25,759
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       24,422
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,337)   $            (1,188)
Net realized gain (loss)                                                    (2,793)                   (84)
Realized gain distributions                                                  1,507                 10,625
Net change in unrealized appreciation (depreciation)                        27,045                (30,651)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           24,422                (21,298)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    26,220                181,994
Cost of units redeemed                                                     (18,878)                (2,563)
Account charges                                                                (35)                   (23)
                                                               --------------------   --------------------
Increase (decrease)                                                          7,307                179,408
                                                               --------------------   --------------------
Net increase (decrease)                                                     31,729                158,110
Net assets, beginning                                                      158,110                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           189,839    $           158,110
                                                               ====================   ====================

Units sold                                                                  28,082                175,523
Units redeemed                                                             (19,730)                (2,768)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,352                172,755
Units outstanding, beginning                                               172,755                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  181,107                172,755
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           208,214
Cost of units redeemed/account charges                                                            (21,499)
Net investment income (loss)                                                                       (2,525)
Net realized gain (loss)                                                                           (2,877)
Realized gain distributions                                                                        12,132
Net change in unrealized appreciation (depreciation)                                               (3,606)
                                                                                      --------------------
Net assets                                                                            $           189,839
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                181    $           190               1.25%              14.5%
12/31/2015                   0.92                173                158               1.25%              -9.9%
12/31/2014                   1.02                  0                  0               1.25%               1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%              14.8%
12/31/2015                   0.92                  0                  0               1.00%              -9.6%
12/31/2014                   1.02                  0                  0               1.00%               1.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%              15.1%
12/31/2015                   0.92                  0                  0               0.75%              -9.4%
12/31/2014                   1.02                  0                  0               0.75%               1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%              15.4%
12/31/2015                   0.93                  0                  0               0.50%              -9.2%
12/31/2014                   1.02                  0                  0               0.50%               1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%              15.7%
12/31/2015                   0.93                  0                  0               0.25%              -9.0%
12/31/2014                   1.02                  0                  0               0.25%               2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%              16.0%
12/31/2015                   0.93                  0                  0               0.00%              -8.7%
12/31/2014                   1.02                  0                  0               0.00%               2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.2%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO AMERICAN VALUE FUND A CLASS - 00143M844

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      458,714    $      477,783            11,630
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (16,288)
                                                       ---------------
Net assets                                             $      442,426
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      442,426           424,597    $         1.04
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.06
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $      442,426           424,597
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          946
Mortality & expense charges                                                                        (5,264)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,318)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,773)
Realized gain distributions                                                                         3,651
Net change in unrealized appreciation (depreciation)                                               70,433
                                                                                           ---------------
Net gain (loss)                                                                                    62,311
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       57,993
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,318)   $            (2,773)
Net realized gain (loss)                                                   (11,773)                (3,761)
Realized gain distributions                                                  3,651                 27,188
Net change in unrealized appreciation (depreciation)                        70,433                (89,502)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           57,993                (68,848)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    36,512                531,734
Cost of units redeemed                                                     (72,658)               (42,307)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        (36,146)               489,427
                                                               --------------------   --------------------
Net increase (decrease)                                                     21,847                420,579
Net assets, beginning                                                      420,579                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           442,426    $           420,579
                                                               ====================   ====================

Units sold                                                                  39,270                504,805
Units redeemed                                                             (75,868)               (43,610)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (36,598)               461,195
Units outstanding, beginning                                               461,195                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  424,597                461,195
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           568,246
Cost of units redeemed/account charges                                                           (114,965)
Net investment income (loss)                                                                       (7,091)
Net realized gain (loss)                                                                          (15,534)
Realized gain distributions                                                                        30,839
Net change in unrealized appreciation (depreciation)                                              (19,069)
                                                                                      --------------------
Net assets                                                                            $           442,426
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                425    $           442               1.25%              14.3%
12/31/2015                   0.91                461                421               1.25%             -10.1%
12/31/2014                   1.01                  0                  0               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%              14.5%
12/31/2015                   0.92                  0                  0               1.00%              -9.9%
12/31/2014                   1.02                  0                  0               1.00%               1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%              14.8%
12/31/2015                   0.92                  0                  0               0.75%              -9.6%
12/31/2014                   1.02                  0                  0               0.75%               1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.50%              15.1%
12/31/2015                   0.92                  0                  0               0.50%              -9.4%
12/31/2014                   1.02                  0                  0               0.50%               1.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%              15.4%
12/31/2015                   0.93                  0                  0               0.25%              -9.2%
12/31/2014                   1.02                  0                  0               0.25%               1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%              15.7%
12/31/2015                   0.93                  0                  0               0.00%              -9.0%
12/31/2014                   1.02                  0                  0               0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND R CLASS - 00143M679

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,196,085    $    2,182,378            92,269
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (12,071)
                                                       ---------------
Net assets                                             $    2,184,014
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,184,014         1,322,299    $         1.65
Band 100                                                           --                --              1.67
Band 75                                                            --                --              1.69
Band 50                                                            --                --              1.70
Band 25                                                            --                --              1.72
Band 0                                                             --                --              1.74
                                                       ---------------   ---------------
 Total                                                 $    2,184,014         1,322,299
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       37,554
Mortality & expense charges                                                                       (23,445)
                                                                                           ---------------
Net investment income (loss)                                                                       14,109
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (108,538)
Realized gain distributions                                                                       117,536
Net change in unrealized appreciation (depreciation)                                              254,323
                                                                                           ---------------
Net gain (loss)                                                                                   263,321
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      277,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            14,109    $            (2,053)
Net realized gain (loss)                                                  (108,538)                25,044
Realized gain distributions                                                117,536                174,442
Net change in unrealized appreciation (depreciation)                       254,323               (330,857)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          277,430               (133,424)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   561,264              1,144,561
Cost of units redeemed                                                    (661,274)              (593,106)
Account charges                                                             (2,432)                (3,532)
                                                               --------------------   --------------------
Increase (decrease)                                                       (102,442)               547,923
                                                               --------------------   --------------------
Net increase (decrease)                                                    174,988                414,499
Net assets, beginning                                                    2,009,026              1,594,527
                                                               --------------------   --------------------
Net assets, ending                                             $         2,184,014    $         2,009,026
                                                               ====================   ====================

Units sold                                                                 396,405                775,967
Units redeemed                                                            (486,057)              (402,365)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (89,652)               373,602
Units outstanding, beginning                                             1,411,951              1,038,349
                                                               --------------------   --------------------
Units outstanding, ending                                                1,322,299              1,411,951
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,555,395
Cost of units redeemed/account charges                                                         (1,637,043)
Net investment income (loss)                                                                       16,116
Net realized gain (loss)                                                                          (56,139)
Realized gain distributions                                                                       291,978
Net change in unrealized appreciation (depreciation)                                               13,707
                                                                                      --------------------
Net assets                                                                            $         2,184,014
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65              1,322    $         2,184               1.25%              16.1%
12/31/2015                   1.42              1,412              2,009               1.25%              -7.3%
12/31/2014                   1.54              1,038              1,595               1.25%               7.5%
12/31/2013                   1.43                378                540               1.25%              33.2%
12/31/2012                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               1.00%              16.4%
12/31/2015                   1.43                  0                  0               1.00%              -7.1%
12/31/2014                   1.54                  0                  0               1.00%               7.8%
12/31/2013                   1.43                  0                  0               1.00%              33.6%
12/31/2012                   1.07                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.75%              16.7%
12/31/2015                   1.45                  0                  0               0.75%              -6.9%
12/31/2014                   1.55                  0                  0               0.75%               8.0%
12/31/2013                   1.44                  0                  0               0.75%              33.9%
12/31/2012                   1.07                  0                  0               0.75%               7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.50%              17.0%
12/31/2015                   1.46                  0                  0               0.50%              -6.6%
12/31/2014                   1.56                  0                  0               0.50%               8.3%
12/31/2013                   1.44                  0                  0               0.50%              34.2%
12/31/2012                   1.07                  0                  0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.25%              17.2%
12/31/2015                   1.47                  0                  0               0.25%              -6.4%
12/31/2014                   1.57                  0                  0               0.25%               8.6%
12/31/2013                   1.44                  0                  0               0.25%              34.6%
12/31/2012                   1.07                  0                  0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.00%              17.5%
12/31/2015                   1.48                  0                  0               0.00%              -6.2%
12/31/2014                   1.58                  0                  0               0.00%               8.8%
12/31/2013                   1.45                  0                  0               0.00%              34.9%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.2%
                 2014                                   1.7%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    INVESCO COMSTOCK FUND A CLASS - 00143M711

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,739,289    $    5,778,117           242,496
                                                                         ===============   ===============
Receivables: investments sold                                     611
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,739,900
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,716,457         3,426,200    $         1.67
Band 100                                                           --                --              1.69
Band 75                                                            --                --              1.70
Band 50                                                            --                --              1.72
Band 25                                                            --                --              1.74
Band 0                                                         23,443            13,345              1.76
                                                       ---------------   ---------------
 Total                                                 $    5,739,900         3,439,545
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      120,582
Mortality & expense charges                                                                       (68,197)
                                                                                           ---------------
Net investment income (loss)                                                                       52,385
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (135,269)
Realized gain distributions                                                                       314,950
Net change in unrealized appreciation (depreciation)                                              597,204
                                                                                           ---------------
Net gain (loss)                                                                                   776,885
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      829,270
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            52,385    $             4,986
Net realized gain (loss)                                                  (135,269)               231,383
Realized gain distributions                                                314,950                485,119
Net change in unrealized appreciation (depreciation)                       597,204             (1,156,824)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          829,270               (435,336)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   489,477              1,028,679
Cost of units redeemed                                                  (1,417,534)            (2,839,547)
Account charges                                                               (514)                (2,355)
                                                               --------------------   --------------------
Increase (decrease)                                                       (928,571)            (1,813,223)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (99,301)            (2,248,559)
Net assets, beginning                                                    5,839,201              8,087,760
                                                               --------------------   --------------------
Net assets, ending                                             $         5,739,900    $         5,839,201
                                                               ====================   ====================

Units sold                                                                 337,311                683,492
Units redeemed                                                            (970,157)            (1,851,335)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (632,846)            (1,167,843)
Units outstanding, beginning                                             4,072,391              5,240,234
                                                               --------------------   --------------------
Units outstanding, ending                                                3,439,545              4,072,391
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        12,922,339
Cost of units redeemed/account charges                                                         (8,261,046)
Net investment income (loss)                                                                       94,034
Net realized gain (loss)                                                                          223,332
Realized gain distributions                                                                       800,069
Net change in unrealized appreciation (depreciation)                                              (38,828)
                                                                                      --------------------
Net assets                                                                            $         5,739,900
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67              3,426    $         5,716               1.25%              16.4%
12/31/2015                   1.43              4,064              5,827               1.25%              -7.1%
12/31/2014                   1.54              5,236              8,082               1.25%               7.8%
12/31/2013                   1.43              1,370              1,962               1.25%              33.6%
12/31/2012                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               1.00%              16.7%
12/31/2015                   1.44                  0                  0               1.00%              -6.9%
12/31/2014                   1.55                  0                  0               1.00%               8.0%
12/31/2013                   1.44                  0                  0               1.00%              33.9%
12/31/2012                   1.07                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.75%              17.0%
12/31/2015                   1.46                  0                  0               0.75%              -6.6%
12/31/2014                   1.56                  0                  0               0.75%               8.3%
12/31/2013                   1.44                  0                  0               0.75%              34.2%
12/31/2012                   1.07                  0                  0               0.75%               7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.50%              17.2%
12/31/2015                   1.47                  0                  0               0.50%              -6.4%
12/31/2014                   1.57                  0                  0               0.50%               8.6%
12/31/2013                   1.44                  0                  0               0.50%              34.6%
12/31/2012                   1.07                  0                  0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.25%              17.5%
12/31/2015                   1.48                  0                  0               0.25%              -6.2%
12/31/2014                   1.58                  0                  0               0.25%               8.8%
12/31/2013                   1.45                  0                  0               0.25%              34.9%
12/31/2012                   1.07                  0                  0               0.25%               7.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                 13    $            23               0.00%              17.8%
12/31/2015                   1.49                  8                 12               0.00%              -5.9%
12/31/2014                   1.58                  4                  6               0.00%               9.1%
12/31/2013                   1.45                  0                  0               0.00%              35.2%
12/31/2012                   1.07                  0                  0               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.3%
                 2014                                   2.4%
                 2013                                   0.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          INVESCO DIVERSIFIED DIVIDEND FUND INVESTOR CLASS - 001413194

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   36,522,114    $   34,070,409         1,890,355
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (76,053)
                                                       ---------------
Net assets                                             $   36,446,061
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   36,446,061        21,396,972    $         1.70
Band 100                                                           --                --              1.73
Band 75                                                            --                --              1.75
Band 50                                                            --                --              1.78
Band 25                                                            --                --              1.80
Band 0                                                             --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $   36,446,061        21,396,972
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      513,909
Mortality & expense charges                                                                      (355,996)
                                                                                           ---------------
Net investment income (loss)                                                                      157,913
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          329,509
Realized gain distributions                                                                       848,945
Net change in unrealized appreciation (depreciation)                                            2,157,610
                                                                                           ---------------
Net gain (loss)                                                                                 3,336,064
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,493,977
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           157,913    $            46,856
Net realized gain (loss)                                                   329,509                103,771
Realized gain distributions                                                848,945                423,072
Net change in unrealized appreciation (depreciation)                     2,157,610               (781,257)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,493,977               (207,558)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                19,513,722             15,650,026
Cost of units redeemed                                                  (7,450,990)              (892,684)
Account charges                                                             (6,235)                (1,793)
                                                               --------------------   --------------------
Increase (decrease)                                                     12,056,497             14,755,549
                                                               --------------------   --------------------
Net increase (decrease)                                                 15,550,474             14,547,991
Net assets, beginning                                                   20,895,587              6,347,596
                                                               --------------------   --------------------
Net assets, ending                                             $        36,446,061    $        20,895,587
                                                               ====================   ====================

Units sold                                                              12,915,080             10,223,642
Units redeemed                                                          (5,369,317)              (603,239)
                                                               --------------------   --------------------
Net increase (decrease)                                                  7,545,763              9,620,403
Units outstanding, beginning                                            13,851,209              4,230,806
                                                               --------------------   --------------------
Units outstanding, ending                                               21,396,972             13,851,209
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        41,739,907
Cost of units redeemed/account charges                                                        (10,093,035)
Net investment income (loss)                                                                      249,055
Net realized gain (loss)                                                                          622,593
Realized gain distributions                                                                     1,475,836
Net change in unrealized appreciation (depreciation)                                            2,451,705
                                                                                      --------------------
Net assets                                                                            $        36,446,061
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70             21,397    $        36,446               1.25%              12.9%
12/31/2015                   1.51             13,851             20,896               1.25%               0.5%
12/31/2014                   1.50              4,231              6,348               1.25%              10.7%
12/31/2013                   1.36              3,698              5,012               1.25%              27.3%
12/31/2012                   1.06              2,110              2,246               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               1.00%              13.2%
12/31/2015                   1.53                  0                  0               1.00%               0.8%
12/31/2014                   1.51                  0                  0               1.00%              11.0%
12/31/2013                   1.36                  0                  0               1.00%              27.7%
12/31/2012                   1.07                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.75%              13.5%
12/31/2015                   1.54                  0                  0               0.75%               1.1%
12/31/2014                   1.53                  0                  0               0.75%              11.3%
12/31/2013                   1.37                  0                  0               0.75%              28.0%
12/31/2012                   1.07                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%              13.8%
12/31/2015                   1.56                  0                  0               0.50%               1.3%
12/31/2014                   1.54                  0                  0               0.50%              11.5%
12/31/2013                   1.38                  0                  0               0.50%              28.3%
12/31/2012                   1.08                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%              14.0%
12/31/2015                   1.58                  0                  0               0.25%               1.6%
12/31/2014                   1.56                  0                  0               0.25%              11.8%
12/31/2013                   1.39                  0                  0               0.25%              28.6%
12/31/2012                   1.08                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.00%              14.3%
12/31/2015                   1.60                  0                  0               0.00%               1.8%
12/31/2014                   1.57                  0                  0               0.00%              12.1%
12/31/2013                   1.40                  0                  0               0.00%              28.9%
12/31/2012                   1.09                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.0%
                 2014                                   1.6%
                 2013                                   1.7%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO DIVERSIFIED DIVIDEND FUND A CLASS - 001413541

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,125,366    $   14,345,684           783,652
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (883)
                                                       ---------------
Net assets                                             $   15,124,483
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   12,395,165         7,286,919    $         1.70
Band 100                                                    1,250,143           724,575              1.73
Band 75                                                            --                --              1.75
Band 50                                                            --                --              1.77
Band 25                                                            --                --              1.80
Band 0                                                      1,479,175           810,058              1.83
                                                       ---------------   ---------------
 Total                                                 $   15,124,483         8,821,552
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      205,883
Mortality & expense charges                                                                      (129,163)
                                                                                           ---------------
Net investment income (loss)                                                                       76,720
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          112,103
Realized gain distributions                                                                       353,848
Net change in unrealized appreciation (depreciation)                                              952,675
                                                                                           ---------------
Net gain (loss)                                                                                 1,418,626
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,495,346
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            76,720    $            49,187
Net realized gain (loss)                                                   112,103                898,586
Realized gain distributions                                                353,848                348,038
Net change in unrealized appreciation (depreciation)                       952,675             (1,237,195)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,495,346                 58,616
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,501,707              6,125,477
Cost of units redeemed                                                  (3,639,187)            (4,054,714)
Account charges                                                            (12,194)                (8,190)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,850,326              2,062,573
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,345,672              2,121,189
Net assets, beginning                                                    9,778,811              7,657,622
                                                               --------------------   --------------------
Net assets, ending                                             $        15,124,483    $         9,778,811
                                                               ====================   ====================

Units sold                                                               4,657,509              4,676,467
Units redeemed                                                          (2,296,778)            (3,274,572)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,360,731              1,401,895
Units outstanding, beginning                                             6,460,821              5,058,926
                                                               --------------------   --------------------
Units outstanding, ending                                                8,821,552              6,460,821
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        24,521,346
Cost of units redeemed/account charges                                                        (12,834,264)
Net investment income (loss)                                                                      212,817
Net realized gain (loss)                                                                        1,495,811
Realized gain distributions                                                                       949,091
Net change in unrealized appreciation (depreciation)                                              779,682
                                                                                      --------------------
Net assets                                                                            $        15,124,483
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70              7,287    $        12,395               1.25%              12.9%
12/31/2015                   1.51              5,466              8,235               1.25%               0.5%
12/31/2014                   1.50              3,525              5,282               1.25%              10.5%
12/31/2013                   1.36              4,149              5,625               1.25%              27.4%
12/31/2012                   1.06              1,165              1,240               1.25%              15.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                725    $         1,250               1.00%              13.2%
12/31/2015                   1.52                603                918               1.00%               0.8%
12/31/2014                   1.51                560                847               1.00%              10.8%
12/31/2013                   1.36                 12                 17               1.00%              27.7%
12/31/2012                   1.07                 32                 34               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.75%              13.5%
12/31/2015                   1.54                  0                  0               0.75%               1.0%
12/31/2014                   1.53                  0                  0               0.75%              11.1%
12/31/2013                   1.37                  0                  0               0.75%              28.0%
12/31/2012                   1.07                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.50%              13.8%
12/31/2015                   1.56                  0                  0               0.50%               1.3%
12/31/2014                   1.54                  0                  0               0.50%              11.4%
12/31/2013                   1.38                  0                  0               0.50%              28.4%
12/31/2012                   1.08                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%              14.1%
12/31/2015                   1.58                  0                  0               0.25%               1.5%
12/31/2014                   1.55                  0                  0               0.25%              11.7%
12/31/2013                   1.39                  0                  0               0.25%              28.7%
12/31/2012                   1.08                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                810    $         1,479               0.00%              14.3%
12/31/2015                   1.60                392                626               0.00%               1.8%
12/31/2014                   1.57                974              1,528               0.00%              11.9%
12/31/2013                   1.40                978              1,371               0.00%              29.0%
12/31/2012                   1.09                844                917               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.5%
                 2014                                   1.5%
                 2013                                   1.8%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 INVESCO ENERGY FUND INVESTOR CLASS - 00142F105

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,046,368    $    2,353,035            73,892
                                                                         ===============   ===============
Receivables: investments sold                                  19,669
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,066,037
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,066,037           959,894    $         2.15
Band 100                                                           --                --              2.22
Band 75                                                            --                --              2.30
Band 50                                                            --                --              2.38
Band 25                                                            --                --              2.46
Band 0                                                             --                --              2.62
                                                       ---------------   ---------------
 Total                                                 $    2,066,037           959,894
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,798
Mortality & expense charges                                                                       (21,165)
                                                                                           ---------------
Net investment income (loss)                                                                          633
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (350,508)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              705,646
                                                                                           ---------------
Net gain (loss)                                                                                   355,138
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      355,771
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               633    $           (17,831)
Net realized gain (loss)                                                  (350,508)              (232,027)
Realized gain distributions                                                     --                 14,113
Net change in unrealized appreciation (depreciation)                       705,646               (504,622)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          355,771               (740,367)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,139,787                709,422
Cost of units redeemed                                                    (942,839)              (990,567)
Account charges                                                               (268)                  (321)
                                                               --------------------   --------------------
Increase (decrease)                                                        196,680               (281,466)
                                                               --------------------   --------------------
Net increase (decrease)                                                    552,451             (1,021,833)
Net assets, beginning                                                    1,513,586              2,535,419
                                                               --------------------   --------------------
Net assets, ending                                             $         2,066,037    $         1,513,586
                                                               ====================   ====================

Units sold                                                                 579,583                320,144
Units redeemed                                                            (484,896)              (465,938)
                                                               --------------------   --------------------
Net increase (decrease)                                                     94,687               (145,794)
Units outstanding, beginning                                               865,207              1,011,001
                                                               --------------------   --------------------
Units outstanding, ending                                                  959,894                865,207
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,365,333
Cost of units redeemed/account charges                                                         (6,876,309)
Net investment income (loss)                                                                     (190,182)
Net realized gain (loss)                                                                         (692,621)
Realized gain distributions                                                                       766,483
Net change in unrealized appreciation (depreciation)                                             (306,667)
                                                                                      --------------------
Net assets                                                                            $         2,066,037
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                960    $         2,066               1.25%              23.0%
12/31/2015                   1.75                865              1,514               1.25%             -30.2%
12/31/2014                   2.51              1,011              2,535               1.25%             -18.3%
12/31/2013                   3.07                840              2,577               1.25%              20.8%
12/31/2012                   2.54                822              2,088               1.25%              -2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               1.00%              23.3%
12/31/2015                   1.80                  0                  0               1.00%             -30.1%
12/31/2014                   2.58                  0                  0               1.00%             -18.1%
12/31/2013                   3.15                  0                  0               1.00%              21.1%
12/31/2012                   2.60                  0                  0               1.00%              -2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                  0    $             0               0.75%              23.6%
12/31/2015                   1.86                  0                  0               0.75%             -29.9%
12/31/2014                   2.65                  0                  0               0.75%             -17.9%
12/31/2013                   3.23                  0                  0               0.75%              21.4%
12/31/2012                   2.66                  0                  0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                  0    $             0               0.50%              24.0%
12/31/2015                   1.92                  0                  0               0.50%             -29.7%
12/31/2014                   2.73                  0                  0               0.50%             -17.7%
12/31/2013                   3.31                  0                  0               0.50%              21.7%
12/31/2012                   2.72                  0                  0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                  0    $             0               0.25%              24.3%
12/31/2015                   1.98                  0                  0               0.25%             -29.5%
12/31/2014                   2.81                  0                  0               0.25%             -17.5%
12/31/2013                   3.40                  0                  0               0.25%              22.0%
12/31/2012                   2.79                  0                  0               0.25%              -1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                  0    $             0               0.00%              24.6%
12/31/2015                   2.10                  0                  0               0.00%             -29.4%
12/31/2014                   2.98                  0                  0               0.00%             -17.2%
12/31/2013                   3.60                  0                  0               0.00%              22.3%
12/31/2012                   2.94                  0                  0               0.00%              -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.5%
                 2014                                   0.3%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        5,206    $        5,212               158
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        5,206
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.40
Band 100                                                        5,206             3,678              1.42
Band 75                                                            --                --              1.43
Band 50                                                            --                --              1.45
Band 25                                                            --                --              1.47
Band 0                                                             --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $        5,206             3,678
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (74)
                                                                                           ---------------
Net investment income (loss)                                                                          (74)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (355)
Realized gain distributions                                                                           134
Net change in unrealized appreciation (depreciation)                                                  426
                                                                                           ---------------
Net gain (loss)                                                                                       205
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          131
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (74)   $              (164)
Net realized gain (loss)                                                      (355)                 7,015
Realized gain distributions                                                    134                    449
Net change in unrealized appreciation (depreciation)                           426                 (4,704)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              131                  2,596
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,638                  3,705
Cost of units redeemed                                                      (4,881)               (39,687)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,243)               (35,982)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,112)               (33,386)
Net assets, beginning                                                        6,318                 39,704
                                                               --------------------   --------------------
Net assets, ending                                             $             5,206    $             6,318
                                                               ====================   ====================

Units sold                                                                   2,894                  2,602
Units redeemed                                                              (3,646)               (26,136)
                                                               --------------------   --------------------
Net increase (decrease)                                                       (752)               (23,534)
Units outstanding, beginning                                                 4,430                 27,964
                                                               --------------------   --------------------
Units outstanding, ending                                                    3,678                  4,430
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            39,151
Cost of units redeemed/account charges                                                            (44,670)
Net investment income (loss)                                                                         (896)
Net realized gain (loss)                                                                            6,776
Realized gain distributions                                                                         4,851
Net change in unrealized appreciation (depreciation)                                                   (6)
                                                                                      --------------------
Net assets                                                                            $             5,206
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               1.25%              -1.0%
12/31/2015                   1.41                  0                  0               1.25%              -0.3%
12/31/2014                   1.42                 20                 29               1.25%               6.3%
12/31/2013                   1.33                 18                 24               1.25%              35.0%
12/31/2012                   0.99                  0                  0               1.25%              -1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  4    $             5               1.00%              -0.8%
12/31/2015                   1.43                  4                  6               1.00%               0.0%
12/31/2014                   1.43                  8                 11               1.00%               6.6%
12/31/2013                   1.34                  6                  8               1.00%              35.3%
12/31/2012                   0.99                  5                  5               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.75%              -0.5%
12/31/2015                   1.44                  0                  0               0.75%               0.2%
12/31/2014                   1.44                  0                  0               0.75%               6.9%
12/31/2013                   1.34                  0                  0               0.75%              35.7%
12/31/2012                   0.99                  0                  0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.50%              -0.3%
12/31/2015                   1.45                  0                  0               0.50%               0.5%
12/31/2014                   1.45                  0                  0               0.50%               7.1%
12/31/2013                   1.35                  0                  0               0.50%              36.0%
12/31/2012                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.25%               0.0%
12/31/2015                   1.47                  0                  0               0.25%               0.7%
12/31/2014                   1.46                  0                  0               0.25%               7.4%
12/31/2013                   1.36                  0                  0               0.25%              36.3%
12/31/2012                   0.99                  0                  0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.00%               0.2%
12/31/2015                   1.48                  0                  0               0.00%               1.0%
12/31/2014                   1.47                  0                  0               0.00%               7.7%
12/31/2013                   1.36                  0                  0               0.00%              36.7%
12/31/2012                   1.00                  0                  0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    INVESCO ENERGY FUND A CLASS - 00142F204

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,692,644    $    1,940,746            60,233
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,301)
                                                       ---------------
Net assets                                             $    1,691,343
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,540,430           595,808    $         2.59
Band 100                                                      150,913            56,468              2.67
Band 75                                                            --                --              2.76
Band 50                                                            --                --              2.86
Band 25                                                            --                --              2.95
Band 0                                                             --                --              3.07
                                                       ---------------   ---------------
 Total                                                 $    1,691,343           652,276
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       18,275
Mortality & expense charges                                                                       (19,169)
                                                                                           ---------------
Net investment income (loss)                                                                         (894)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (421,528)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              727,067
                                                                                           ---------------
Net gain (loss)                                                                                   305,539
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      304,645
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (894)   $           (16,762)
Net realized gain (loss)                                                  (421,528)              (288,772)
Realized gain distributions                                                     --                 15,772
Net change in unrealized appreciation (depreciation)                       727,067               (425,639)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          304,645               (715,401)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   525,955              1,059,012
Cost of units redeemed                                                    (882,970)            (1,336,749)
Account charges                                                               (634)                (1,021)
                                                               --------------------   --------------------
Increase (decrease)                                                       (357,649)              (278,758)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (53,004)              (994,159)
Net assets, beginning                                                    1,744,347              2,738,506
                                                               --------------------   --------------------
Net assets, ending                                             $         1,691,343    $         1,744,347
                                                               ====================   ====================

Units sold                                                                 226,248                397,335
Units redeemed                                                            (400,200)              (477,979)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (173,952)               (80,644)
Units outstanding, beginning                                               826,228                906,872
                                                               --------------------   --------------------
Units outstanding, ending                                                  652,276                826,228
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        13,021,129
Cost of units redeemed/account charges                                                        (10,528,456)
Net investment income (loss)                                                                     (256,386)
Net realized gain (loss)                                                                         (947,575)
Realized gain distributions                                                                       650,733
Net change in unrealized appreciation (depreciation)                                             (248,102)
                                                                                      --------------------
Net assets                                                                            $         1,691,343
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                596    $         1,540               1.25%              23.0%
12/31/2015                   2.10                715              1,504               1.25%             -30.2%
12/31/2014                   3.01                842              2,538               1.25%             -18.3%
12/31/2013                   3.69              1,048              3,861               1.25%              20.8%
12/31/2012                   3.05              1,029              3,141               1.25%              -2.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                 56    $           151               1.00%              23.3%
12/31/2015                   2.17                109                236               1.00%             -30.1%
12/31/2014                   3.10                 63                194               1.00%             -18.1%
12/31/2013                   3.78                 21                 79               1.00%              21.1%
12/31/2012                   3.12                 20                 62               1.00%              -2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.76                  0    $             0               0.75%              23.6%
12/31/2015                   2.23                  0                  0               0.75%             -29.9%
12/31/2014                   3.19                  0                  0               0.75%             -17.9%
12/31/2013                   3.88                  0                  0               0.75%              21.4%
12/31/2012                   3.20                  0                  0               0.75%              -2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.86                  0    $             0               0.50%              23.9%
12/31/2015                   2.30                  0                  0               0.50%             -29.7%
12/31/2014                   3.28                  0                  0               0.50%             -17.6%
12/31/2013                   3.98                  0                  0               0.50%              21.7%
12/31/2012                   3.27                  0                  0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.95                  0    $             0               0.25%              24.2%
12/31/2015                   2.38                  0                  0               0.25%             -29.5%
12/31/2014                   3.37                  0                  0               0.25%             -17.4%
12/31/2013                   4.08                  0                  0               0.25%              22.0%
12/31/2012                   3.35                  0                  0               0.25%              -1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.07                  0    $             0               0.00%              24.6%
12/31/2015                   2.46                  2                  5               0.00%             -29.4%
12/31/2014                   3.49                  2                  7               0.00%             -17.2%
12/31/2013                   4.21                  2                  8               0.00%              22.3%
12/31/2012                   3.45                 22                 75               0.00%              -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.5%
                 2014                                   0.3%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      148,316    $      145,482             4,421
                                                                         ===============   ===============
Receivables: investments sold                                     290
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      148,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      148,606           118,681    $         1.25
Band 100                                                           --                --              1.26
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.30
Band 0                                                             --                --              1.31
                                                       ---------------   ---------------
 Total                                                 $      148,606           118,681
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,949)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,949)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,858)
Realized gain distributions                                                                         3,928
Net change in unrealized appreciation (depreciation)                                               11,989
                                                                                           ---------------
Net gain (loss)                                                                                     6,059
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,110
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,949)   $            (1,362)
Net realized gain (loss)                                                    (9,858)                12,129
Realized gain distributions                                                  3,928                  7,494
Net change in unrealized appreciation (depreciation)                        11,989                (16,512)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,110                  1,749
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   129,368                 59,583
Cost of units redeemed                                                     (87,290)               (77,741)
Account charges                                                                (32)                    (7)
                                                               --------------------   --------------------
Increase (decrease)                                                         42,046                (18,165)
                                                               --------------------   --------------------
Net increase (decrease)                                                     46,156                (16,416)
Net assets, beginning                                                      102,450                118,866
                                                               --------------------   --------------------
Net assets, ending                                             $           148,606    $           102,450
                                                               ====================   ====================

Units sold                                                                 108,054                 44,925
Units redeemed                                                             (70,553)               (57,899)
                                                               --------------------   --------------------
Net increase (decrease)                                                     37,501                (12,974)
Units outstanding, beginning                                                81,180                 94,154
                                                               --------------------   --------------------
Units outstanding, ending                                                  118,681                 81,180
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           344,539
Cost of units redeemed/account charges                                                           (226,866)
Net investment income (loss)                                                                       (5,430)
Net realized gain (loss)                                                                            8,528
Realized gain distributions                                                                        25,001
Net change in unrealized appreciation (depreciation)                                                2,834
                                                                                      --------------------
Net assets                                                                            $           148,606
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                119    $           149               1.25%              -0.8%
12/31/2015                   1.26                 81                102               1.25%               0.0%
12/31/2014                   1.26                 94                119               1.25%               6.6%
12/31/2013                   1.18                111                131               1.25%              18.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               1.00%              -0.5%
12/31/2015                   1.27                  0                  0               1.00%               0.2%
12/31/2014                   1.27                  0                  0               1.00%               6.9%
12/31/2013                   1.19                  0                  0               1.00%              18.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%              -0.3%
12/31/2015                   1.28                  0                  0               0.75%               0.5%
12/31/2014                   1.27                  0                  0               0.75%               7.1%
12/31/2013                   1.19                  0                  0               0.75%              18.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%               0.0%
12/31/2015                   1.29                  0                  0               0.50%               0.7%
12/31/2014                   1.28                  0                  0               0.50%               7.4%
12/31/2013                   1.19                  0                  0               0.50%              18.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.25%               0.2%
12/31/2015                   1.29                  0                  0               0.25%               1.0%
12/31/2014                   1.28                  0                  0               0.25%               7.7%
12/31/2013                   1.19                  0                  0               0.25%              19.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.00%               0.5%
12/31/2015                   1.30                  0                  0               0.00%               1.2%
12/31/2014                   1.29                  0                  0               0.00%               7.9%
12/31/2013                   1.19                  0                  0               0.00%              19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 INVESCO FLOATING RATE FUND Y CLASS - 00141A586

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       29,434    $       29,096             8,026
                                                                         ===============   ===============
Receivables: investments sold                                  31,330
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       60,764
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       60,764            58,298    $         1.04
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.06
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $       60,764            58,298
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          124
Mortality & expense charges                                                                           (31)
                                                                                           ---------------
Net investment income (loss)                                                                           93
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  338
                                                                                           ---------------
Net gain (loss)                                                                                       338
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          431
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                93    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           338                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              431                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    60,367                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                (34)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         60,333                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     60,764                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            60,764    $                --
                                                               ====================   ====================

Units sold                                                                  58,331                     --
Units redeemed                                                                 (33)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     58,298                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   58,298                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            60,367
Cost of units redeemed/account charges                                                                (34)
Net investment income (loss)                                                                           93
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  338
                                                                                      --------------------
Net assets                                                                            $            60,764
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                 58    $            61               1.25%              10.1%
12/31/2015                   0.95                  0                  0               1.25%              -3.8%
12/31/2014                   0.98                  0                  0               1.25%              -1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%              10.3%
12/31/2015                   0.95                  0                  0               1.00%              -3.6%
12/31/2014                   0.99                  0                  0               1.00%              -1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%              10.6%
12/31/2015                   0.95                  0                  0               0.75%              -3.3%
12/31/2014                   0.99                  0                  0               0.75%              -1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.50%              10.9%
12/31/2015                   0.96                  0                  0               0.50%              -3.1%
12/31/2014                   0.99                  0                  0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%              11.2%
12/31/2015                   0.96                  0                  0               0.25%              -2.9%
12/31/2014                   0.99                  0                  0               0.25%              -1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%              11.4%
12/31/2015                   0.97                  0                  0               0.00%              -2.6%
12/31/2014                   0.99                  0                  0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,199,518    $    4,534,044           137,509
                                                                         ===============   ===============
Receivables: investments sold                                   1,391
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,200,909
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,330,407         1,281,456    $         2.60
Band 100                                                      428,395           159,464              2.69
Band 75                                                            --                --              2.78
Band 50                                                            --                --              2.87
Band 25                                                            --                --              2.97
Band 0                                                        442,107           144,073              3.07
                                                       ---------------   ---------------
 Total                                                 $    4,200,909         1,584,993
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (37,907)
                                                                                           ---------------
Net investment income (loss)                                                                      (37,907)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (174,895)
Realized gain distributions                                                                       393,310
Net change in unrealized appreciation (depreciation)                                              166,009
                                                                                           ---------------
Net gain (loss)                                                                                   384,424
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      346,517
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (37,907)   $           (38,635)
Net realized gain (loss)                                                  (174,895)                72,565
Realized gain distributions                                                393,310                277,606
Net change in unrealized appreciation (depreciation)                       166,009               (405,672)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          346,517                (94,136)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,853,349              2,235,342
Cost of units redeemed                                                    (974,551)            (2,923,343)
Account charges                                                             (4,026)                (4,197)
                                                               --------------------   --------------------
Increase (decrease)                                                        874,772               (692,198)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,221,289               (786,334)
Net assets, beginning                                                    2,979,620              3,765,954
                                                               --------------------   --------------------
Net assets, ending                                             $         4,200,909    $         2,979,620
                                                               ====================   ====================

Units sold                                                                 793,164                920,262
Units redeemed                                                            (457,645)            (1,183,649)
                                                               --------------------   --------------------
Net increase (decrease)                                                    335,519               (263,387)
Units outstanding, beginning                                             1,249,474              1,512,861
                                                               --------------------   --------------------
Units outstanding, ending                                                1,584,993              1,249,474
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,680,034
Cost of units redeemed/account charges                                                         (8,768,522)
Net investment income (loss)                                                                     (175,620)
Net realized gain (loss)                                                                          154,594
Realized gain distributions                                                                     1,644,949
Net change in unrealized appreciation (depreciation)                                             (334,526)
                                                                                      --------------------
Net assets                                                                            $         4,200,909
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60              1,281    $         3,330               1.25%               9.6%
12/31/2015                   2.37              1,086              2,573               1.25%              -3.3%
12/31/2014                   2.45              1,270              3,113               1.25%               6.1%
12/31/2013                   2.31                989              2,284               1.25%              37.8%
12/31/2012                   1.68                946              1,587               1.25%              16.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.69                159    $           428               1.00%               9.9%
12/31/2015                   2.44                145                355               1.00%              -3.1%
12/31/2014                   2.52                108                271               1.00%               6.3%
12/31/2013                   2.37                  5                 13               1.00%              38.2%
12/31/2012                   1.72                  0                  0               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.75%              10.2%
12/31/2015                   2.52                  0                  0               0.75%              -2.8%
12/31/2014                   2.59                  0                  0               0.75%               6.6%
12/31/2013                   2.43                  0                  0               0.75%              38.5%
12/31/2012                   1.76                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.87                  0    $             0               0.50%              10.5%
12/31/2015                   2.60                  0                  0               0.50%              -2.6%
12/31/2014                   2.67                  0                  0               0.50%               6.9%
12/31/2013                   2.50                  0                  0               0.50%              38.9%
12/31/2012                   1.80                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.97                  0    $             0               0.25%              10.7%
12/31/2015                   2.68                  0                  0               0.25%              -2.3%
12/31/2014                   2.74                  0                  0               0.25%               7.1%
12/31/2013                   2.56                  0                  0               0.25%              39.2%
12/31/2012                   1.84                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.07                144    $           442               0.00%              11.0%
12/31/2015                   2.76                 18                 51               0.00%              -2.1%
12/31/2014                   2.82                135                381               0.00%               7.4%
12/31/2013                   2.63                114                299               0.00%              39.6%
12/31/2012                   1.88                174                328               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           INVESCO FLOATING RATE FUND A CLASS - 00141A867 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.04
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.06
Band 0                                                             --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               9.8%
12/31/2015                   0.94                  0                  0               1.25%              -4.1%
12/31/2014                   0.98                  0                  0               1.25%              -1.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.00%              10.0%
12/31/2015                   0.95                  0                  0               1.00%              -3.8%
12/31/2014                   0.98                  0                  0               1.00%              -1.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%              10.3%
12/31/2015                   0.95                  0                  0               0.75%              -3.6%
12/31/2014                   0.98                  0                  0               0.75%              -1.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%              10.6%
12/31/2015                   0.95                  0                  0               0.50%              -3.3%
12/31/2014                   0.99                  0                  0               0.50%              -1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.25%              10.9%
12/31/2015                   0.96                  0                  0               0.25%              -3.1%
12/31/2014                   0.99                  0                  0               0.25%              -1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.00%              11.1%
12/31/2015                   0.96                  0                  0               0.00%              -2.9%
12/31/2014                   0.99                  0                  0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,314,016    $   10,898,582           315,370
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (14,030)
                                                       ---------------
Net assets                                             $   10,299,986
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,299,986         3,805,368    $         2.71
Band 100                                                           --                --              2.80
Band 75                                                            --                --              2.89
Band 50                                                            --                --              2.99
Band 25                                                            --                --              3.09
Band 0                                                             --                --              3.25
                                                       ---------------   ---------------
 Total                                                 $   10,299,986         3,805,368
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (96,817)
                                                                                           ---------------
Net investment income (loss)                                                                      (96,817)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (300,816)
Realized gain distributions                                                                       872,499
Net change in unrealized appreciation (depreciation)                                              324,552
                                                                                           ---------------
Net gain (loss)                                                                                   896,235
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      799,418
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (96,817)   $           (52,350)
Net realized gain (loss)                                                  (300,816)                16,219
Realized gain distributions                                                872,499                645,537
Net change in unrealized appreciation (depreciation)                       324,552               (845,899)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          799,418               (236,493)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,476,919              7,441,922
Cost of units redeemed                                                  (1,765,029)            (4,037,280)
Account charges                                                             (7,411)                (5,942)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,704,479              3,398,700
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,503,897              3,162,207
Net assets, beginning                                                    7,796,089              4,633,882
                                                               --------------------   --------------------
Net assets, ending                                             $        10,299,986    $         7,796,089
                                                               ====================   ====================

Units sold                                                               1,798,632              3,045,188
Units redeemed                                                          (1,122,283)            (1,711,482)
                                                               --------------------   --------------------
Net increase (decrease)                                                    676,349              1,333,706
Units outstanding, beginning                                             3,129,019              1,795,313
                                                               --------------------   --------------------
Units outstanding, ending                                                3,805,368              3,129,019
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        21,509,045
Cost of units redeemed/account charges                                                        (13,285,154)
Net investment income (loss)                                                                     (278,390)
Net realized gain (loss)                                                                          168,337
Realized gain distributions                                                                     2,770,714
Net change in unrealized appreciation (depreciation)                                             (584,566)
                                                                                      --------------------
Net assets                                                                            $        10,299,986
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.71              3,805    $        10,300               1.25%               9.9%
12/31/2015                   2.46              2,929              7,212               1.25%              -3.1%
12/31/2014                   2.54              1,625              4,127               1.25%               6.3%
12/31/2013                   2.39              1,374              3,283               1.25%              38.2%
12/31/2012                   1.73              1,840              3,181               1.25%              16.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.80                  0    $             0               1.00%              10.2%
12/31/2015                   2.54                  0                  0               1.00%              -2.8%
12/31/2014                   2.61                  0                  0               1.00%               6.6%
12/31/2013                   2.45                  0                  0               1.00%              38.5%
12/31/2012                   1.77                  0                  0               1.00%              17.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                  0    $             0               0.75%              10.5%
12/31/2015                   2.62                  0                  0               0.75%              -2.6%
12/31/2014                   2.69                  0                  0               0.75%               6.9%
12/31/2013                   2.51                  0                  0               0.75%              38.9%
12/31/2012                   1.81                  0                  0               0.75%              17.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.99                  0    $             0               0.50%              10.7%
12/31/2015                   2.70                  0                  0               0.50%              -2.3%
12/31/2014                   2.76                  0                  0               0.50%               7.1%
12/31/2013                   2.58                  0                  0               0.50%              39.2%
12/31/2012                   1.85                  0                  0               0.50%              17.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.09                  0    $             0               0.25%              11.0%
12/31/2015                   2.78                  0                  0               0.25%              -2.1%
12/31/2014                   2.84                  0                  0               0.25%               7.4%
12/31/2013                   2.65                  0                  0               0.25%              39.6%
12/31/2012                   1.90                  0                  0               0.25%              18.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.25                  0    $             0               0.00%              11.3%
12/31/2015                   2.92                200                584               0.00%              -1.8%
12/31/2014                   2.97                170                507               0.00%               7.7%
12/31/2013                   2.76                183                504               0.00%              39.9%
12/31/2012                   1.97                105                207               0.00%              18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      599,023    $      703,616            18,172
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (778)
                                                       ---------------
Net assets                                             $      598,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      409,710           157,897    $         2.59
Band 100                                                      188,535            70,293              2.68
Band 75                                                            --                --              2.77
Band 50                                                            --                --              2.87
Band 25                                                            --                --              2.96
Band 0                                                             --                --              3.08
                                                       ---------------   ---------------
 Total                                                 $      598,245           228,190
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,348
Mortality & expense charges                                                                       (12,001)
                                                                                           ---------------
Net investment income (loss)                                                                      (10,653)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (263,925)
Realized gain distributions                                                                        13,274
Net change in unrealized appreciation (depreciation)                                               93,300
                                                                                           ---------------
Net gain (loss)                                                                                  (157,351)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (168,004)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (10,653)   $           (16,501)
Net realized gain (loss)                                                  (263,925)               164,603
Realized gain distributions                                                 13,274                186,520
Net change in unrealized appreciation (depreciation)                        93,300               (314,689)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (168,004)                19,933
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   260,760                871,436
Cost of units redeemed                                                    (905,653)              (731,270)
Account charges                                                                (80)                  (247)
                                                               --------------------   --------------------
Increase (decrease)                                                       (644,973)               139,919
                                                               --------------------   --------------------
Net increase (decrease)                                                   (812,977)               159,852
Net assets, beginning                                                    1,411,222              1,251,370
                                                               --------------------   --------------------
Net assets, ending                                             $           598,245    $         1,411,222
                                                               ====================   ====================

Units sold                                                                 101,890                274,292
Units redeemed                                                            (343,912)              (229,404)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (242,022)                44,888
Units outstanding, beginning                                               470,212                425,324
                                                               --------------------   --------------------
Units outstanding, ending                                                  228,190                470,212
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,686,088
Cost of units redeemed/account charges                                                         (3,590,151)
Net investment income (loss)                                                                      (66,613)
Net realized gain (loss)                                                                          171,228
Realized gain distributions                                                                       502,286
Net change in unrealized appreciation (depreciation)                                             (104,593)
                                                                                      --------------------
Net assets                                                                            $           598,245
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                158    $           410               1.25%             -12.8%
12/31/2015                   2.98                341              1,014               1.25%               1.7%
12/31/2014                   2.93                343              1,005               1.25%              18.9%
12/31/2013                   2.46                599              1,475               1.25%              40.8%
12/31/2012                   1.75                303                530               1.25%              19.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                 70    $           189               1.00%             -12.6%
12/31/2015                   3.07                129                397               1.00%               2.0%
12/31/2014                   3.01                 82                247               1.00%              19.2%
12/31/2013                   2.53                 10                 25               1.00%              41.1%
12/31/2012                   1.79                 10                 17               1.00%              19.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.77                  0    $             0               0.75%             -12.4%
12/31/2015                   3.16                  0                  0               0.75%               2.2%
12/31/2014                   3.10                  0                  0               0.75%              19.5%
12/31/2013                   2.59                  0                  0               0.75%              41.5%
12/31/2012                   1.83                  0                  0               0.75%              19.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.87                  0    $             0               0.50%             -12.1%
12/31/2015                   3.26                  0                  0               0.50%               2.5%
12/31/2014                   3.18                  0                  0               0.50%              19.8%
12/31/2013                   2.66                  0                  0               0.50%              41.8%
12/31/2012                   1.87                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.96                  0    $             0               0.25%             -11.9%
12/31/2015                   3.36                  0                  0               0.25%               2.7%
12/31/2014                   3.27                  0                  0               0.25%              20.1%
12/31/2013                   2.73                  0                  0               0.25%              42.2%
12/31/2012                   1.92                  0                  0               0.25%              20.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.08                  0    $             0               0.00%             -11.7%
12/31/2015                   3.49                  0                  0               0.00%               3.0%
12/31/2014                   3.39                  0                  0               0.00%              20.4%
12/31/2013                   2.81                  0                  0               0.00%              42.5%
12/31/2012                   1.97                  0                  0               0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.2%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      104,210    $      110,606             3,046
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (52)
                                                       ---------------
Net assets                                             $      104,158
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      104,158            42,786    $         2.43
Band 100                                                           --                --              2.52
Band 75                                                            --                --              2.60
Band 50                                                            --                --              2.69
Band 25                                                            --                --              2.78
Band 0                                                             --                --              2.89
                                                       ---------------   ---------------
 Total                                                 $      104,158            42,786
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,616)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,616)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (29,678)
Realized gain distributions                                                                         6,679
Net change in unrealized appreciation (depreciation)                                                3,777
                                                                                           ---------------
Net gain (loss)                                                                                   (19,222)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (20,838)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,616)   $            (3,041)
Net realized gain (loss)                                                   (29,678)                 5,155
Realized gain distributions                                                  6,679                 15,917
Net change in unrealized appreciation (depreciation)                         3,777                 (8,902)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (20,838)                 9,129
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    28,077                143,714
Cost of units redeemed                                                    (173,000)               (98,635)
Account charges                                                                (33)                  (381)
                                                               --------------------   --------------------
Increase (decrease)                                                       (144,956)                44,698
                                                               --------------------   --------------------
Net increase (decrease)                                                   (165,794)                53,827
Net assets, beginning                                                      269,952                216,125
                                                               --------------------   --------------------
Net assets, ending                                             $           104,158    $           269,952
                                                               ====================   ====================

Units sold                                                                  12,025                 58,504
Units redeemed                                                             (77,197)               (41,812)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (65,172)                16,692
Units outstanding, beginning                                               107,958                 91,266
                                                               --------------------   --------------------
Units outstanding, ending                                                   42,786                107,958
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           849,648
Cost of units redeemed/account charges                                                           (840,303)
Net investment income (loss)                                                                      (16,482)
Net realized gain (loss)                                                                           50,656
Realized gain distributions                                                                        67,035
Net change in unrealized appreciation (depreciation)                                               (6,396)
                                                                                      --------------------
Net assets                                                                            $           104,158
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                 43    $           104               1.25%              -2.4%
12/31/2015                   2.49                 98                244               1.25%               5.3%
12/31/2014                   2.37                 91                216               1.25%               9.3%
12/31/2013                   2.17                 75                162               1.25%              23.1%
12/31/2012                   1.76                 92                162               1.25%               9.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               1.00%              -2.1%
12/31/2015                   2.57                 10                 26               1.00%               5.5%
12/31/2014                   2.44                  0                  0               1.00%               9.6%
12/31/2013                   2.22                  0                  0               1.00%              23.4%
12/31/2012                   1.80                  0                  0               1.00%               9.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.75%              -1.9%
12/31/2015                   2.65                  0                  0               0.75%               5.8%
12/31/2014                   2.51                  0                  0               0.75%               9.9%
12/31/2013                   2.28                  0                  0               0.75%              23.7%
12/31/2012                   1.84                  0                  0               0.75%               9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.69                  0    $             0               0.50%              -1.6%
12/31/2015                   2.73                  0                  0               0.50%               6.1%
12/31/2014                   2.58                  0                  0               0.50%              10.1%
12/31/2013                   2.34                  0                  0               0.50%              24.0%
12/31/2012                   1.89                  0                  0               0.50%              10.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.25%              -1.4%
12/31/2015                   2.82                  0                  0               0.25%               6.3%
12/31/2014                   2.65                  0                  0               0.25%              10.4%
12/31/2013                   2.40                  0                  0               0.25%              24.4%
12/31/2012                   1.93                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                  0    $             0               0.00%              -1.1%
12/31/2015                   2.92                  0                  0               0.00%               6.6%
12/31/2014                   2.74                  0                  0               0.00%              10.7%
12/31/2013                   2.48                  0                  0               0.00%              24.7%
12/31/2012                   1.99                  0                  0               0.00%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      195,947    $      232,074             5,955
                                                                         ===============   ===============
Receivables: investments sold                                     180
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      196,127
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      196,127            89,423    $         2.19
Band 100                                                           --                --              2.27
Band 75                                                            --                --              2.34
Band 50                                                            --                --              2.42
Band 25                                                            --                --              2.50
Band 0                                                             --                --              2.67
                                                       ---------------   ---------------
 Total                                                 $      196,127            89,423
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          433
Mortality & expense charges                                                                        (3,920)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,487)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (119,517)
Realized gain distributions                                                                         4,263
Net change in unrealized appreciation (depreciation)                                               47,812
                                                                                           ---------------
Net gain (loss)                                                                                   (67,442)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (70,929)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,487)   $           (17,213)
Net realized gain (loss)                                                  (119,517)               290,911
Realized gain distributions                                                  4,263                 71,847
Net change in unrealized appreciation (depreciation)                        47,812                (90,686)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (70,929)               254,859
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    62,839                613,862
Cost of units redeemed                                                    (312,957)            (3,115,237)
Account charges                                                                (41)                (4,307)
                                                               --------------------   --------------------
Increase (decrease)                                                       (250,159)            (2,505,682)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (321,088)            (2,250,823)
Net assets, beginning                                                      517,215              2,768,038
                                                               --------------------   --------------------
Net assets, ending                                             $           196,127    $           517,215
                                                               ====================   ====================

Units sold                                                                  28,507                254,360
Units redeemed                                                            (144,717)            (1,167,929)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (116,210)              (913,569)
Units outstanding, beginning                                               205,633              1,119,202
                                                               --------------------   --------------------
Units outstanding, ending                                                   89,423                205,633
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,820,789
Cost of units redeemed/account charges                                                         (7,321,494)
Net investment income (loss)                                                                      (71,158)
Net realized gain (loss)                                                                          301,157
Realized gain distributions                                                                       502,960
Net change in unrealized appreciation (depreciation)                                              (36,127)
                                                                                      --------------------
Net assets                                                                            $           196,127
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                 89    $           196               1.25%             -12.8%
12/31/2015                   2.52                206                517               1.25%               1.7%
12/31/2014                   2.47              1,119              2,768               1.25%              18.9%
12/31/2013                   2.08                426                887               1.25%              40.8%
12/31/2012                   1.48                 89                131               1.25%              19.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               1.00%             -12.6%
12/31/2015                   2.59                  0                  0               1.00%               2.0%
12/31/2014                   2.54                  0                  0               1.00%              19.2%
12/31/2013                   2.13                  0                  0               1.00%              41.1%
12/31/2012                   1.51                  0                  0               1.00%              19.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                  0    $             0               0.75%             -12.4%
12/31/2015                   2.67                  0                  0               0.75%               2.2%
12/31/2014                   2.62                  0                  0               0.75%              19.5%
12/31/2013                   2.19                  0                  0               0.75%              41.5%
12/31/2012                   1.55                  0                  0               0.75%              19.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.42                  0    $             0               0.50%             -12.1%
12/31/2015                   2.76                  0                  0               0.50%               2.5%
12/31/2014                   2.69                  0                  0               0.50%              19.8%
12/31/2013                   2.25                  0                  0               0.50%              41.8%
12/31/2012                   1.58                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50                  0    $             0               0.25%             -11.9%
12/31/2015                   2.84                  0                  0               0.25%               2.7%
12/31/2014                   2.77                  0                  0               0.25%              20.1%
12/31/2013                   2.31                  0                  0               0.25%              42.2%
12/31/2012                   1.62                  0                  0               0.25%              20.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               0.00%             -11.7%
12/31/2015                   3.02                  0                  0               0.00%               3.0%
12/31/2014                   2.94                  0                  0               0.00%              20.4%
12/31/2013                   2.44                  0                  0               0.00%              42.5%
12/31/2012                   1.71                  0                  0               0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.1%
                 2012                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       45,260    $       51,090             1,332
                                                                         ===============   ===============
Receivables: investments sold                                       2
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       45,262
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       45,262            38,719    $         1.17
Band 100                                                           --                --              1.21
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.42
                                                       ---------------   ---------------
 Total                                                 $       45,262            38,719
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (589)
                                                                                           ---------------
Net investment income (loss)                                                                         (589)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,005)
Realized gain distributions                                                                         2,948
Net change in unrealized appreciation (depreciation)                                                1,486
                                                                                           ---------------
Net gain (loss)                                                                                    (5,571)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (6,160)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (589)   $              (770)
Net realized gain (loss)                                                   (10,005)                  (201)
Realized gain distributions                                                  2,948                  5,701
Net change in unrealized appreciation (depreciation)                         1,486                 (2,253)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (6,160)                 2,477
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,304                 30,511
Cost of units redeemed                                                     (39,399)                (2,497)
Account charges                                                               (105)                    (4)
                                                               --------------------   --------------------
Increase (decrease)                                                        (36,200)                28,010
                                                               --------------------   --------------------
Net increase (decrease)                                                    (42,360)                30,487
Net assets, beginning                                                       87,622                 57,135
                                                               --------------------   --------------------
Net assets, ending                                             $            45,262    $            87,622
                                                               ====================   ====================

Units sold                                                                   2,962                 25,007
Units redeemed                                                             (37,503)                (2,078)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (34,541)                22,929
Units outstanding, beginning                                                73,260                 50,331
                                                               --------------------   --------------------
Units outstanding, ending                                                   38,719                 73,260
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           987,348
Cost of units redeemed/account charges                                                         (1,048,622)
Net investment income (loss)                                                                      (24,608)
Net realized gain (loss)                                                                          110,307
Realized gain distributions                                                                        26,667
Net change in unrealized appreciation (depreciation)                                               (5,830)
                                                                                      --------------------
Net assets                                                                            $            45,262
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                 39    $            45               1.25%              -2.3%
12/31/2015                   1.20                 73                 88               1.25%               5.4%
12/31/2014                   1.14                 50                 57               1.25%               9.4%
12/31/2013                   1.04                 66                 68               1.25%              23.2%
12/31/2012                   0.84                212                179               1.25%               9.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.00%              -2.0%
12/31/2015                   1.23                  0                  0               1.00%               5.6%
12/31/2014                   1.17                  0                  0               1.00%               9.7%
12/31/2013                   1.06                  0                  0               1.00%              23.5%
12/31/2012                   0.86                  0                  0               1.00%               9.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%              -1.8%
12/31/2015                   1.27                  0                  0               0.75%               5.9%
12/31/2014                   1.20                  0                  0               0.75%              10.0%
12/31/2013                   1.09                  0                  0               0.75%              23.8%
12/31/2012                   0.88                  0                  0               0.75%               9.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%              -1.5%
12/31/2015                   1.31                  0                  0               0.50%               6.2%
12/31/2014                   1.24                  0                  0               0.50%              10.2%
12/31/2013                   1.12                  0                  0               0.50%              24.1%
12/31/2012                   0.90                  0                  0               0.50%              10.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%              -1.3%
12/31/2015                   1.35                  0                  0               0.25%               6.4%
12/31/2014                   1.27                  0                  0               0.25%              10.5%
12/31/2013                   1.15                  0                  0               0.25%              24.5%
12/31/2012                   0.92                  0                  0               0.25%              10.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.00%              -1.0%
12/31/2015                   1.44                  0                  0               0.00%               6.7%
12/31/2014                   1.35                  0                  0               0.00%              10.8%
12/31/2013                   1.22                  0                  0               0.00%              24.8%
12/31/2012                   0.98                  0                  0               0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      354,076    $      381,638            28,297
                                                                         ===============   ===============
Receivables: investments sold                                     210
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      354,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      354,286           355,834    $         1.00
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      354,286           355,834
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,919
Mortality & expense charges                                                                        (5,700)
                                                                                           ---------------
Net investment income (loss)                                                                       12,219
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (16,436)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               19,809
                                                                                           ---------------
Net gain (loss)                                                                                     3,373
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,592
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,219    $            18,261
Net realized gain (loss)                                                   (16,436)                20,031
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        19,809                (85,426)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,592                (47,134)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    92,914                 77,911
Cost of units redeemed                                                    (216,521)              (218,160)
Account charges                                                                (58)                  (201)
                                                               --------------------   --------------------
Increase (decrease)                                                       (123,665)              (140,450)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (108,073)              (187,584)
Net assets, beginning                                                      462,359                649,943
                                                               --------------------   --------------------
Net assets, ending                                             $           354,286    $           462,359
                                                               ====================   ====================

Units sold                                                                  94,341                 77,170
Units redeemed                                                            (213,981)              (217,805)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (119,640)              (140,635)
Units outstanding, beginning                                               475,474                616,109
                                                               --------------------   --------------------
Units outstanding, ending                                                  355,834                475,474
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,369,803
Cost of units redeemed/account charges                                                         (2,902,462)
Net investment income (loss)                                                                       49,592
Net realized gain (loss)                                                                       (1,276,194)
Realized gain distributions                                                                       141,109
Net change in unrealized appreciation (depreciation)                                              (27,562)
                                                                                      --------------------
Net assets                                                                            $           354,286
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                356    $           354               1.25%               2.4%
12/31/2015                   0.97                475                462               1.25%              -7.8%
12/31/2014                   1.05                616                650               1.25%              -1.0%
12/31/2013                   1.07                266                284               1.25%              28.4%
12/31/2012                   0.83                265                220               1.25%              12.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               2.6%
12/31/2015                   0.99                  0                  0               1.00%              -7.6%
12/31/2014                   1.08                  0                  0               1.00%              -0.8%
12/31/2013                   1.08                  0                  0               1.00%              28.7%
12/31/2012                   0.84                  0                  0               1.00%              12.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               2.9%
12/31/2015                   1.02                  0                  0               0.75%              -7.4%
12/31/2014                   1.10                  0                  0               0.75%              -0.5%
12/31/2013                   1.10                  0                  0               0.75%              29.0%
12/31/2012                   0.85                  0                  0               0.75%              13.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               3.2%
12/31/2015                   1.04                  0                  0               0.50%              -7.1%
12/31/2014                   1.12                  0                  0               0.50%              -0.3%
12/31/2013                   1.12                  0                  0               0.50%              29.3%
12/31/2012                   0.87                  0                  0               0.50%              13.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%               3.4%
12/31/2015                   1.06                  0                  0               0.25%              -6.9%
12/31/2014                   1.14                  0                  0               0.25%               0.0%
12/31/2013                   1.14                  0                  0               0.25%              29.7%
12/31/2012                   0.88                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%               3.7%
12/31/2015                   1.08                  0                  0               0.00%              -6.7%
12/31/2014                   1.16                  0                  0               0.00%               0.2%
12/31/2013                   1.16                  0                  0               0.00%              30.0%
12/31/2012                   0.89                  0                  0               0.00%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.4%
                 2015                                   4.6%
                 2014                                   2.6%
                 2013                                   2.1%
                 2012                                   2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO VALUE OPPORTUNITIES FUND R CLASS - 00142F139

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      117,528    $      107,933             8,975
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (44)
                                                       ---------------
Net assets                                             $      117,484
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       96,157            64,459    $         1.49
Band 100                                                       21,327            14,097              1.51
Band 75                                                            --                --              1.53
Band 50                                                            --                --              1.56
Band 25                                                            --                --              1.58
Band 0                                                             --                --              1.60
                                                       ---------------   ---------------
 Total                                                 $      117,484            78,556
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,629)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,629)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,894)
Realized gain distributions                                                                         1,274
Net change in unrealized appreciation (depreciation)                                               30,995
                                                                                           ---------------
Net gain (loss)                                                                                    12,375
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       10,746
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,629)   $              (797)
Net realized gain (loss)                                                   (19,894)                 3,260
Realized gain distributions                                                  1,274                 28,550
Net change in unrealized appreciation (depreciation)                        30,995                (60,380)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           10,746                (29,367)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    21,743                 37,380
Cost of units redeemed                                                    (144,129)                (9,204)
Account charges                                                                 (9)                   (13)
                                                               --------------------   --------------------
Increase (decrease)                                                       (122,395)                28,163
                                                               --------------------   --------------------
Net increase (decrease)                                                   (111,649)                (1,204)
Net assets, beginning                                                      229,133                230,337
                                                               --------------------   --------------------
Net assets, ending                                             $           117,484    $           229,133
                                                               ====================   ====================

Units sold                                                                  16,901                 28,822
Units redeemed                                                            (116,334)                (8,779)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (99,433)                20,043
Units outstanding, beginning                                               177,989                157,946
                                                               --------------------   --------------------
Units outstanding, ending                                                   78,556                177,989
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           305,915
Cost of units redeemed/account charges                                                           (221,556)
Net investment income (loss)                                                                       (3,300)
Net realized gain (loss)                                                                           (3,106)
Realized gain distributions                                                                        29,936
Net change in unrealized appreciation (depreciation)                                                9,595
                                                                                      --------------------
Net assets                                                                            $           117,484
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                 64    $            96               1.25%              16.3%
12/31/2015                   1.28                128                164               1.25%             -11.8%
12/31/2014                   1.45                112                164               1.25%               5.0%
12/31/2013                   1.39                114                157               1.25%              30.5%
12/31/2012                   1.06                106                113               1.25%              16.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                 14    $            21               1.00%              16.5%
12/31/2015                   1.30                 50                 65               1.00%             -11.6%
12/31/2014                   1.47                 45                 67               1.00%               5.3%
12/31/2013                   1.39                  0                  0               1.00%              30.8%
12/31/2012                   1.07                  0                  0               1.00%              16.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%              16.8%
12/31/2015                   1.31                  0                  0               0.75%             -11.3%
12/31/2014                   1.48                  0                  0               0.75%               5.5%
12/31/2013                   1.40                  0                  0               0.75%              31.2%
12/31/2012                   1.07                  0                  0               0.75%              16.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.50%              17.1%
12/31/2015                   1.33                  0                  0               0.50%             -11.1%
12/31/2014                   1.49                  0                  0               0.50%               5.8%
12/31/2013                   1.41                  0                  0               0.50%              31.5%
12/31/2012                   1.07                  0                  0               0.50%              16.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.25%              17.4%
12/31/2015                   1.34                  0                  0               0.25%             -10.9%
12/31/2014                   1.51                  0                  0               0.25%               6.1%
12/31/2013                   1.42                  0                  0               0.25%              31.8%
12/31/2012                   1.08                  0                  0               0.25%              17.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.00%              17.7%
12/31/2015                   1.36                  0                  0               0.00%             -10.7%
12/31/2014                   1.52                  0                  0               0.00%               6.3%
12/31/2013                   1.43                  0                  0               0.00%              32.2%
12/31/2012                   1.08                  0                  0               0.00%              17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.9%
                 2014                                   1.4%
                 2013                                   0.9%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      205,421    $      240,660            16,711
                                                                         ===============   ===============
Receivables: investments sold                                   1,301
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      206,722
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      149,612            85,426    $         1.75
Band 100                                                       57,110            31,547              1.81
Band 75                                                            --                --              1.87
Band 50                                                            --                --              1.93
Band 25                                                            --                --              2.00
Band 0                                                             --                --              2.07
                                                       ---------------   ---------------
 Total                                                 $      206,722           116,973
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,046
Mortality & expense charges                                                                        (2,636)
                                                                                           ---------------
Net investment income (loss)                                                                        5,410
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,406)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                8,891
                                                                                           ---------------
Net gain (loss)                                                                                      (515)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,895
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,410    $             7,151
Net realized gain (loss)                                                    (9,406)                12,339
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         8,891                (40,275)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,895                (20,785)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    17,721                 30,552
Cost of units redeemed                                                     (53,405)               (54,637)
Account charges                                                                (31)                   (31)
                                                               --------------------   --------------------
Increase (decrease)                                                        (35,715)               (24,116)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (30,820)               (44,901)
Net assets, beginning                                                      237,542                282,443
                                                               --------------------   --------------------
Net assets, ending                                             $           206,722    $           237,542
                                                               ====================   ====================

Units sold                                                                   9,947                 18,397
Units redeemed                                                             (29,858)               (30,928)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (19,911)               (12,531)
Units outstanding, beginning                                               136,884                149,415
                                                               --------------------   --------------------
Units outstanding, ending                                                  116,973                136,884
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,868,672
Cost of units redeemed/account charges                                                         (5,135,350)
Net investment income (loss)                                                                      283,810
Net realized gain (loss)                                                                         (390,510)
Realized gain distributions                                                                       615,339
Net change in unrealized appreciation (depreciation)                                              (35,239)
                                                                                      --------------------
Net assets                                                                            $           206,722
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                 85    $           150               1.25%               2.1%
12/31/2015                   1.72                 87                149               1.25%              -8.2%
12/31/2014                   1.87                 88                165               1.25%              -1.5%
12/31/2013                   1.90                 62                117               1.25%              27.6%
12/31/2012                   1.49                 68                101               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                 32    $            57               1.00%               2.3%
12/31/2015                   1.77                 50                 88               1.00%              -7.9%
12/31/2014                   1.92                 61                117               1.00%              -1.3%
12/31/2013                   1.95                  0                  0               1.00%              27.9%
12/31/2012                   1.52                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.75%               2.6%
12/31/2015                   1.82                  0                  0               0.75%              -7.7%
12/31/2014                   1.98                  0                  0               0.75%              -1.0%
12/31/2013                   2.00                  0                  0               0.75%              28.3%
12/31/2012                   1.56                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.50%               2.8%
12/31/2015                   1.88                  0                  0               0.50%              -7.5%
12/31/2014                   2.03                  0                  0               0.50%              -0.8%
12/31/2013                   2.05                  0                  0               0.50%              28.6%
12/31/2012                   1.59                  0                  0               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.25%               3.1%
12/31/2015                   1.94                  0                  0               0.25%              -7.2%
12/31/2014                   2.09                  0                  0               0.25%              -0.5%
12/31/2013                   2.10                  0                  0               0.25%              28.9%
12/31/2012                   1.63                  0                  0               0.25%              13.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               0.00%               3.3%
12/31/2015                   2.00                  0                  0               0.00%              -7.0%
12/31/2014                   2.15                  0                  0               0.00%              -0.3%
12/31/2013                   2.16                  0                  0               0.00%              29.2%
12/31/2012                   1.67                  0                  0               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.6%
                 2015                                   3.9%
                 2014                                   3.9%
                 2013                                   1.9%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO VALUE OPPORTUNITIES FUND A CLASS - 00143M398

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       12,033    $       10,736               915
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       12,033
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       12,033             8,179    $         1.47
Band 100                                                           --                --              1.49
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.54
Band 25                                                            --                --              1.56
Band 0                                                             --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $       12,033             8,179
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           18
Mortality & expense charges                                                                          (374)
                                                                                           ---------------
Net investment income (loss)                                                                         (356)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (14,483)
Realized gain distributions                                                                           130
Net change in unrealized appreciation (depreciation)                                               15,057
                                                                                           ---------------
Net gain (loss)                                                                                       704
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          348
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (356)   $            (2,072)
Net realized gain (loss)                                                   (14,483)               103,896
Realized gain distributions                                                    130                  7,105
Net change in unrealized appreciation (depreciation)                        15,057               (111,573)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              348                 (2,644)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       812                 29,563
Cost of units redeemed                                                     (45,144)              (369,260)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        (44,332)              (339,697)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (43,984)              (342,341)
Net assets, beginning                                                       56,017                398,358
                                                               --------------------   --------------------
Net assets, ending                                             $            12,033    $            56,017
                                                               ====================   ====================

Units sold                                                                     639                 20,847
Units redeemed                                                             (36,836)              (255,628)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (36,197)              (234,781)
Units outstanding, beginning                                                44,376                279,157
                                                               --------------------   --------------------
Units outstanding, ending                                                    8,179                 44,376
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           529,517
Cost of units redeemed/account charges                                                           (639,515)
Net investment income (loss)                                                                       (3,749)
Net realized gain (loss)                                                                          116,927
Realized gain distributions                                                                         7,556
Net change in unrealized appreciation (depreciation)                                                1,297
                                                                                      --------------------
Net assets                                                                            $            12,033
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  8    $            12               1.25%              16.5%
12/31/2015                   1.26                 44                 56               1.25%             -11.5%
12/31/2014                   1.43                279                398               1.25%               5.3%
12/31/2013                   1.36                259                351               1.25%              30.9%
12/31/2012                   1.04                299                309               1.25%              16.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               1.00%              16.8%
12/31/2015                   1.28                  0                  0               1.00%             -11.3%
12/31/2014                   1.44                  0                  0               1.00%               5.6%
12/31/2013                   1.36                  0                  0               1.00%              31.2%
12/31/2012                   1.04                  0                  0               1.00%              16.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%              17.1%
12/31/2015                   1.29                  0                  0               0.75%             -11.1%
12/31/2014                   1.45                  0                  0               0.75%               5.8%
12/31/2013                   1.37                  0                  0               0.75%              31.5%
12/31/2012                   1.04                  0                  0               0.75%              16.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.50%              17.4%
12/31/2015                   1.31                  0                  0               0.50%             -10.9%
12/31/2014                   1.47                  0                  0               0.50%               6.1%
12/31/2013                   1.38                  0                  0               0.50%              31.8%
12/31/2012                   1.05                  0                  0               0.50%              17.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.25%              17.7%
12/31/2015                   1.32                  0                  0               0.25%             -10.7%
12/31/2014                   1.48                  0                  0               0.25%               6.3%
12/31/2013                   1.39                  0                  0               0.25%              32.2%
12/31/2012                   1.05                  0                  0               0.25%              17.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.00%              18.0%
12/31/2015                   1.34                  0                  0               0.00%             -10.4%
12/31/2014                   1.49                  0                  0               0.00%               6.6%
12/31/2013                   1.40                  0                  0               0.00%              32.5%
12/31/2012                   1.06                  0                  0               0.00%              17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.2%
                 2014                                   1.8%
                 2013                                   1.1%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      180,832    $      185,786             6,065
                                                                         ===============   ===============
Receivables: investments sold                                   1,204
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      182,036
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      169,732           144,730    $         1.17
Band 100                                                           --                --              1.20
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.30
Band 0                                                         12,304             9,237              1.33
                                                       ---------------   ---------------
 Total                                                 $      182,036           153,967
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,709
Mortality & expense charges                                                                        (5,186)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,477)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (18,920)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,581
                                                                                           ---------------
Net gain (loss)                                                                                   (12,339)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (15,816)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,477)   $            (4,716)
Net realized gain (loss)                                                   (18,920)                13,374
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         6,581                (54,739)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (15,816)               (46,081)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    54,884                118,536
Cost of units redeemed                                                    (329,520)              (464,019)
Account charges                                                               (190)                  (185)
                                                               --------------------   --------------------
Increase (decrease)                                                       (274,826)              (345,668)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (290,642)              (391,749)
Net assets, beginning                                                      472,678                864,427
                                                               --------------------   --------------------
Net assets, ending                                             $           182,036    $           472,678
                                                               ====================   ====================

Units sold                                                                  46,914                 95,085
Units redeemed                                                            (285,624)              (391,709)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (238,710)              (296,624)
Units outstanding, beginning                                               392,677                689,301
                                                               --------------------   --------------------
Units outstanding, ending                                                  153,967                392,677
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,123,060
Cost of units redeemed/account charges                                                         (2,042,182)
Net investment income (loss)                                                                       (7,900)
Net realized gain (loss)                                                                           85,183
Realized gain distributions                                                                        28,829
Net change in unrealized appreciation (depreciation)                                               (4,954)
                                                                                      --------------------
Net assets                                                                            $           182,036
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                145    $           170               1.25%              -2.3%
12/31/2015                   1.20                385                463               1.25%              -4.1%
12/31/2014                   1.25                677                847               1.25%              -1.6%
12/31/2013                   1.27                675                859               1.25%              16.9%
12/31/2012                   1.09                672                731               1.25%              13.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               1.00%              -2.1%
12/31/2015                   1.23                  0                  0               1.00%              -3.8%
12/31/2014                   1.28                  0                  0               1.00%              -1.4%
12/31/2013                   1.30                  0                  0               1.00%              17.2%
12/31/2012                   1.10                  0                  0               1.00%              13.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%              -1.9%
12/31/2015                   1.26                  0                  0               0.75%              -3.6%
12/31/2014                   1.30                  0                  0               0.75%              -1.1%
12/31/2013                   1.32                  0                  0               0.75%              17.5%
12/31/2012                   1.12                  0                  0               0.75%              14.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%              -1.6%
12/31/2015                   1.29                  0                  0               0.50%              -3.3%
12/31/2014                   1.33                  0                  0               0.50%              -0.9%
12/31/2013                   1.34                  0                  0               0.50%              17.8%
12/31/2012                   1.14                  0                  0               0.50%              14.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.25%              -1.4%
12/31/2015                   1.32                  0                  0               0.25%              -3.1%
12/31/2014                   1.36                  0                  0               0.25%              -0.6%
12/31/2013                   1.37                  0                  0               0.25%              18.1%
12/31/2012                   1.16                  0                  0               0.25%              14.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  9    $            12               0.00%              -1.1%
12/31/2015                   1.35                  8                 10               0.00%              -2.8%
12/31/2014                   1.39                 12                 17               0.00%              -0.4%
12/31/2013                   1.39                 30                 42               0.00%              18.4%
12/31/2012                   1.18                 27                 32               0.00%              14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.7%
                 2014                                   1.2%
                 2013                                   0.9%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,958,416    $    4,963,123           162,081
                                                                         ===============   ===============
Receivables: investments sold                                  32,058
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,990,474
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,092,207         2,470,307    $         1.25
Band 100                                                           --                --              1.28
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.35
Band 25                                                            --                --              1.39
Band 0                                                      1,898,267         1,335,150              1.42
                                                       ---------------   ---------------
 Total                                                 $    4,990,474         3,805,457
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       77,609
Mortality & expense charges                                                                       (39,649)
                                                                                           ---------------
Net investment income (loss)                                                                       37,960
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           33,967
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (126,629)
                                                                                           ---------------
Net gain (loss)                                                                                   (92,662)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (54,702)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            37,960    $            54,900
Net realized gain (loss)                                                    33,967                164,596
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (126,629)              (392,481)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (54,702)              (172,985)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   865,636              2,751,477
Cost of units redeemed                                                  (1,217,747)              (964,524)
Account charges                                                               (731)                  (586)
                                                               --------------------   --------------------
Increase (decrease)                                                       (352,842)             1,786,367
                                                               --------------------   --------------------
Net increase (decrease)                                                   (407,544)             1,613,382
Net assets, beginning                                                    5,398,018              3,784,636
                                                               --------------------   --------------------
Net assets, ending                                             $         4,990,474    $         5,398,018
                                                               ====================   ====================

Units sold                                                                 680,247              2,030,546
Units redeemed                                                            (915,801)              (674,538)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (235,554)             1,356,008
Units outstanding, beginning                                             4,041,011              2,685,003
                                                               --------------------   --------------------
Units outstanding, ending                                                3,805,457              4,041,011
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,359,128
Cost of units redeemed/account charges                                                         (7,031,571)
Net investment income (loss)                                                                      275,318
Net realized gain (loss)                                                                          237,273
Realized gain distributions                                                                       155,033
Net change in unrealized appreciation (depreciation)                                               (4,707)
                                                                                      --------------------
Net assets                                                                            $         4,990,474
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25              2,470    $         3,092               1.25%              -1.8%
12/31/2015                   1.27              2,438              3,107               1.25%              -3.5%
12/31/2014                   1.32              1,007              1,330               1.25%              -1.0%
12/31/2013                   1.33                914              1,219               1.25%              17.6%
12/31/2012                   1.13                637                722               1.25%              14.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.00%              -1.5%
12/31/2015                   1.30                  0                  0               1.00%              -3.3%
12/31/2014                   1.35                  0                  0               1.00%              -0.8%
12/31/2013                   1.36                  0                  0               1.00%              17.9%
12/31/2012                   1.15                  0                  0               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%              -1.3%
12/31/2015                   1.33                  0                  0               0.75%              -3.0%
12/31/2014                   1.38                  0                  0               0.75%              -0.5%
12/31/2013                   1.38                  0                  0               0.75%              18.2%
12/31/2012                   1.17                  0                  0               0.75%              14.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.50%              -1.0%
12/31/2015                   1.37                  0                  0               0.50%              -2.8%
12/31/2014                   1.40                  0                  0               0.50%              -0.3%
12/31/2013                   1.41                  0                  0               0.50%              18.5%
12/31/2012                   1.19                  0                  0               0.50%              15.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.25%              -0.8%
12/31/2015                   1.40                  0                  0               0.25%              -2.5%
12/31/2014                   1.43                  0                  0               0.25%               0.0%
12/31/2013                   1.43                  0                  0               0.25%              18.8%
12/31/2012                   1.21                  0                  0               0.25%              15.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42              1,335    $         1,898               0.00%              -0.5%
12/31/2015                   1.43              1,603              2,291               0.00%              -2.3%
12/31/2014                   1.46              1,678              2,455               0.00%               0.2%
12/31/2013                   1.46              1,721              2,512               0.00%              19.1%
12/31/2012                   1.23              1,695              2,076               0.00%              15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.8%
                 2014                                   1.6%
                 2013                                   1.6%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,988,985    $    2,091,198            95,806
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (998)
                                                       ---------------
Net assets                                             $    1,987,987
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,592,757           761,274    $         2.09
Band 100                                                      331,638           153,346              2.16
Band 75                                                            --                --              2.24
Band 50                                                        63,592            27,520              2.31
Band 25                                                            --                --              2.39
Band 0                                                             --                --              2.47
                                                       ---------------   ---------------
 Total                                                 $    1,987,987           942,140
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          362
Mortality & expense charges                                                                       (25,852)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,490)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (55,599)
Realized gain distributions                                                                       185,761
Net change in unrealized appreciation (depreciation)                                              104,379
                                                                                           ---------------
Net gain (loss)                                                                                   234,541
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      209,051
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,490)   $           (31,547)
Net realized gain (loss)                                                   (55,599)                76,598
Realized gain distributions                                                185,761                150,593
Net change in unrealized appreciation (depreciation)                       104,379               (329,280)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          209,051               (133,636)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   405,366                414,837
Cost of units redeemed                                                  (1,032,442)              (836,293)
Account charges                                                               (974)                  (825)
                                                               --------------------   --------------------
Increase (decrease)                                                       (628,050)              (422,281)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (418,999)              (555,917)
Net assets, beginning                                                    2,406,986              2,962,903
                                                               --------------------   --------------------
Net assets, ending                                             $         1,987,987    $         2,406,986
                                                               ====================   ====================

Units sold                                                                 210,213                221,793
Units redeemed                                                            (527,606)              (426,358)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (317,393)              (204,565)
Units outstanding, beginning                                             1,259,533              1,464,098
                                                               --------------------   --------------------
Units outstanding, ending                                                  942,140              1,259,533
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,028,755
Cost of units redeemed/account charges                                                        (10,200,800)
Net investment income (loss)                                                                     (319,704)
Net realized gain (loss)                                                                          654,254
Realized gain distributions                                                                     1,927,695
Net change in unrealized appreciation (depreciation)                                             (102,213)
                                                                                      --------------------
Net assets                                                                            $         1,987,987
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                761    $         1,593               1.25%              10.4%
12/31/2015                   1.90              1,074              2,036               1.25%              -5.8%
12/31/2014                   2.01              1,266              2,547               1.25%               2.9%
12/31/2013                   1.95              2,051              4,008               1.25%              27.2%
12/31/2012                   1.54              2,609              4,007               1.25%               8.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                153    $           332               1.00%              10.6%
12/31/2015                   1.95                126                247               1.00%              -5.5%
12/31/2014                   2.07                157                325               1.00%               3.2%
12/31/2013                   2.00                  9                 18               1.00%              27.6%
12/31/2012                   1.57                 28                 44               1.00%               9.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.75%              10.9%
12/31/2015                   2.02                  0                  0               0.75%              -5.3%
12/31/2014                   2.13                  0                  0               0.75%               3.5%
12/31/2013                   2.06                  0                  0               0.75%              27.9%
12/31/2012                   1.61                  0                  0               0.75%               9.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                 28    $            64               0.50%              11.2%
12/31/2015                   2.08                 51                105               0.50%              -5.1%
12/31/2014                   2.19                 31                 67               0.50%               3.7%
12/31/2013                   2.11                 27                 56               0.50%              28.2%
12/31/2012                   1.65                 23                 38               0.50%               9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.25%              11.5%
12/31/2015                   2.14                  0                  0               0.25%              -4.8%
12/31/2014                   2.25                  0                  0               0.25%               4.0%
12/31/2013                   2.17                  0                  0               0.25%              28.5%
12/31/2012                   1.68                  0                  0               0.25%               9.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.00%              11.7%
12/31/2015                   2.21                  8                 18               0.00%              -4.6%
12/31/2014                   2.32                 10                 24               0.00%               4.2%
12/31/2013                   2.22                 76                169               0.00%              28.8%
12/31/2012                   1.72                222                383               0.00%              10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      553,799    $      564,654            25,790
                                                                         ===============   ===============
Receivables: investments sold                                     182
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      553,981
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      553,981           259,199    $         2.14
Band 100                                                           --                --              2.21
Band 75                                                            --                --              2.28
Band 50                                                            --                --              2.36
Band 25                                                            --                --              2.44
Band 0                                                             --                --              2.56
                                                       ---------------   ---------------
 Total                                                 $      553,981           259,199
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,545
Mortality & expense charges                                                                       (14,258)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,713)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (91,407)
Realized gain distributions                                                                        50,338
Net change in unrealized appreciation (depreciation)                                              164,262
                                                                                           ---------------
Net gain (loss)                                                                                   123,193
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      110,480
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,713)   $           (33,384)
Net realized gain (loss)                                                   (91,407)                98,688
Realized gain distributions                                                 50,338                119,618
Net change in unrealized appreciation (depreciation)                       164,262               (330,265)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          110,480               (145,343)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   120,758                346,696
Cost of units redeemed                                                  (1,668,169)            (1,219,210)
Account charges                                                               (156)                  (134)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,547,567)              (872,648)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,437,087)            (1,017,991)
Net assets, beginning                                                    1,991,068              3,009,059
                                                               --------------------   --------------------
Net assets, ending                                             $           553,981    $         1,991,068
                                                               ====================   ====================

Units sold                                                                  62,420                180,408
Units redeemed                                                            (833,706)              (621,268)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (771,286)              (440,860)
Units outstanding, beginning                                             1,030,485              1,471,345
                                                               --------------------   --------------------
Units outstanding, ending                                                  259,199              1,030,485
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,364,740
Cost of units redeemed/account charges                                                        (12,010,310)
Net investment income (loss)                                                                     (330,236)
Net realized gain (loss)                                                                          592,655
Realized gain distributions                                                                     1,947,987
Net change in unrealized appreciation (depreciation)                                              (10,855)
                                                                                      --------------------
Net assets                                                                            $           553,981
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                259    $           554               1.25%              10.6%
12/31/2015                   1.93              1,030              1,991               1.25%              -5.5%
12/31/2014                   2.05              1,471              3,009               1.25%               3.2%
12/31/2013                   1.98              2,104              4,168               1.25%              27.6%
12/31/2012                   1.55              2,557              3,971               1.25%               9.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               1.00%              10.9%
12/31/2015                   1.99                  0                  0               1.00%              -5.3%
12/31/2014                   2.10                  0                  0               1.00%               3.5%
12/31/2013                   2.03                  0                  0               1.00%              27.9%
12/31/2012                   1.59                  0                  0               1.00%               9.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.75%              11.2%
12/31/2015                   2.05                  0                  0               0.75%              -5.0%
12/31/2014                   2.16                  0                  0               0.75%               3.7%
12/31/2013                   2.09                  0                  0               0.75%              28.2%
12/31/2012                   1.63                  0                  0               0.75%               9.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.50%              11.4%
12/31/2015                   2.12                  0                  0               0.50%              -4.8%
12/31/2014                   2.23                  0                  0               0.50%               4.0%
12/31/2013                   2.14                  0                  0               0.50%              28.5%
12/31/2012                   1.66                  0                  0               0.50%               9.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.25%              11.7%
12/31/2015                   2.18                  0                  0               0.25%              -4.6%
12/31/2014                   2.29                  0                  0               0.25%               4.2%
12/31/2013                   2.20                  0                  0               0.25%              28.9%
12/31/2012                   1.70                  0                  0               0.25%              10.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.00%              12.0%
12/31/2015                   2.29                  0                  0               0.00%              -4.3%
12/31/2014                   2.39                  0                  0               0.00%               4.5%
12/31/2013                   2.29                  0                  0               0.00%              29.2%
12/31/2012                   1.77                 49                 86               0.00%              10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       INVESCO DIVERSIFIED DIVIDEND FUND R6 CLASS - 00141B840 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       INVESCO INTERNATIONAL GROWTH FUND R6 CLASS - 00889A400 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         INVESCO SMALL CAP GROWTH FUND R6 CLASS - 00888W478 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -2.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -2.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND Y CLASS - 466000635

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,894,408    $    1,978,002           251,543
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (10,348)
                                                       ---------------
Net assets                                             $    1,884,060
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,884,060         1,689,213    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $    1,884,060         1,689,213
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      209,251
Mortality & expense charges                                                                       (33,134)
                                                                                           ---------------
Net investment income (loss)                                                                      176,117
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (258,939)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              460,424
                                                                                           ---------------
Net gain (loss)                                                                                   201,485
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      377,602
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           176,117    $           163,359
Net realized gain (loss)                                                  (258,939)               (22,497)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       460,424               (377,166)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          377,602               (236,304)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   755,367                474,115
Cost of units redeemed                                                  (1,821,087)              (240,112)
Account charges                                                               (483)                  (204)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,066,203)               233,799
                                                               --------------------   --------------------
Net increase (decrease)                                                   (688,601)                (2,505)
Net assets, beginning                                                    2,572,661              2,575,166
                                                               --------------------   --------------------
Net assets, ending                                             $         1,884,060    $         2,572,661
                                                               ====================   ====================

Units sold                                                                 830,359                470,950
Units redeemed                                                          (1,801,883)              (246,139)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (971,524)               224,811
Units outstanding, beginning                                             2,660,737              2,435,926
                                                               --------------------   --------------------
Units outstanding, ending                                                1,689,213              2,660,737
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,090,481
Cost of units redeemed/account charges                                                         (2,320,464)
Net investment income (loss)                                                                      438,127
Net realized gain (loss)                                                                         (281,465)
Realized gain distributions                                                                        40,975
Net change in unrealized appreciation (depreciation)                                              (83,594)
                                                                                      --------------------
Net assets                                                                            $         1,884,060
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              1,689    $         1,884               1.25%              15.4%
12/31/2015                   0.97              2,661              2,573               1.25%              -8.5%
12/31/2014                   1.06              2,436              2,575               1.25%               0.2%
12/31/2013                   1.05                  0                  0               1.25%               5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              15.6%
12/31/2015                   0.97                  0                  0               1.00%              -8.3%
12/31/2014                   1.06                  0                  0               1.00%               0.5%
12/31/2013                   1.06                  0                  0               1.00%               5.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%              15.9%
12/31/2015                   0.98                  0                  0               0.75%              -8.1%
12/31/2014                   1.07                  0                  0               0.75%               0.7%
12/31/2013                   1.06                  0                  0               0.75%               5.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%              16.2%
12/31/2015                   0.99                  0                  0               0.50%              -7.8%
12/31/2014                   1.07                  0                  0               0.50%               1.0%
12/31/2013                   1.06                  0                  0               0.50%               5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%              16.5%
12/31/2015                   0.99                  0                  0               0.25%              -7.6%
12/31/2014                   1.07                  0                  0               0.25%               1.2%
12/31/2013                   1.06                  0                  0               0.25%               6.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%              16.8%
12/31/2015                   1.00                  0                  0               0.00%              -7.4%
12/31/2014                   1.08                  0                  0               0.00%               1.5%
12/31/2013                   1.06                  0                  0               0.00%               6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   9.4%
                 2015                                   7.6%
                 2014                                   9.5%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  IVY ASSET STRATEGY FUND R CLASS - 466000114

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       29,173    $       30,381             1,424
                                                                         ===============   ===============
Receivables: investments sold                                      19
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       29,192
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       29,192            31,105    $         0.94
Band 100                                                           --                --              0.95
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $       29,192            31,105
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (822)
                                                                                           ---------------
Net investment income (loss)                                                                         (822)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (34,644)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               29,356
                                                                                           ---------------
Net gain (loss)                                                                                    (5,288)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (6,110)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (822)   $            (1,273)
Net realized gain (loss)                                                   (34,644)                (1,253)
Realized gain distributions                                                     --                  6,788
Net change in unrealized appreciation (depreciation)                        29,356                (16,237)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (6,110)               (11,975)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    21,370                 59,578
Cost of units redeemed                                                    (103,370)               (14,325)
Account charges                                                                 (6)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (82,006)                45,253
                                                               --------------------   --------------------
Net increase (decrease)                                                    (88,116)                33,278
Net assets, beginning                                                      117,308                 84,030
                                                               --------------------   --------------------
Net assets, ending                                             $            29,192    $           117,308
                                                               ====================   ====================

Units sold                                                                  22,324                 54,117
Units redeemed                                                            (107,517)               (12,933)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (85,193)                41,184
Units outstanding, beginning                                               116,298                 75,114
                                                               --------------------   --------------------
Units outstanding, ending                                                   31,105                116,298
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           168,798
Cost of units redeemed/account charges                                                           (119,509)
Net investment income (loss)                                                                       (2,216)
Net realized gain (loss)                                                                          (35,922)
Realized gain distributions                                                                        19,249
Net change in unrealized appreciation (depreciation)                                               (1,208)
                                                                                      --------------------
Net assets                                                                            $            29,192
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                 31    $            29               1.25%              -7.0%
12/31/2015                   1.01                116                117               1.25%              -9.8%
12/31/2014                   1.12                 75                 84               1.25%              -6.5%
12/31/2013                   1.20                  0                  0               1.25%              19.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.00%              -6.7%
12/31/2015                   1.02                  0                  0               1.00%              -9.6%
12/31/2014                   1.12                  0                  0               1.00%              -6.3%
12/31/2013                   1.20                  0                  0               1.00%              19.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -6.5%
12/31/2015                   1.02                  0                  0               0.75%              -9.4%
12/31/2014                   1.13                  0                  0               0.75%              -6.1%
12/31/2013                   1.20                  0                  0               0.75%              20.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -6.3%
12/31/2015                   1.03                  0                  0               0.50%              -9.2%
12/31/2014                   1.13                  0                  0               0.50%              -5.8%
12/31/2013                   1.20                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -6.0%
12/31/2015                   1.03                  0                  0               0.25%              -8.9%
12/31/2014                   1.14                  0                  0               0.25%              -5.6%
12/31/2013                   1.20                  0                  0               0.25%              20.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -5.8%
12/31/2015                   1.04                  0                  0               0.00%              -8.7%
12/31/2014                   1.14                  0                  0               0.00%              -5.4%
12/31/2013                   1.21                  0                  0               0.00%              20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.4%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            IVY ASSET STRATEGY FUND Y CLASS - 466000726 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.95
Band 100                                                           --                --              0.96
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.25%              -6.6%
12/31/2015                   1.02                  0                  0               1.25%              -9.6%
12/31/2014                   1.13                  0                  0               1.25%              -6.2%
12/31/2013                   1.20                  0                  0               1.25%              19.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.00%              -6.4%
12/31/2015                   1.02                  0                  0               1.00%              -9.3%
12/31/2014                   1.13                  0                  0               1.00%              -6.0%
12/31/2013                   1.20                  0                  0               1.00%              20.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -6.1%
12/31/2015                   1.03                  0                  0               0.75%              -9.1%
12/31/2014                   1.13                  0                  0               0.75%              -5.7%
12/31/2013                   1.20                  0                  0               0.75%              20.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -5.9%
12/31/2015                   1.04                  0                  0               0.50%              -8.9%
12/31/2014                   1.14                  0                  0               0.50%              -5.5%
12/31/2013                   1.20                  0                  0               0.50%              20.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -5.6%
12/31/2015                   1.04                  0                  0               0.25%              -8.7%
12/31/2014                   1.14                  0                  0               0.25%              -5.2%
12/31/2013                   1.21                  0                  0               0.25%              20.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -5.4%
12/31/2015                   1.05                  0                  0               0.00%              -8.4%
12/31/2014                   1.15                  0                  0               0.00%              -5.0%
12/31/2013                   1.21                  0                  0               0.00%              20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     IVY BALANCED FUND Y CLASS - 465898583

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,339,703    $    1,351,154            57,269
                                                                         ===============   ===============
Receivables: investments sold                                     971
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,340,674
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,340,674         1,125,865    $         1.19
Band 100                                                           --                --              1.20
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.24
                                                       ---------------   ---------------
 Total                                                 $    1,340,674         1,125,865
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       34,625
Mortality & expense charges                                                                       (74,535)
                                                                                           ---------------
Net investment income (loss)                                                                      (39,910)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (114,007)
Realized gain distributions                                                                        17,131
Net change in unrealized appreciation (depreciation)                                              251,733
                                                                                           ---------------
Net gain (loss)                                                                                   154,857
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      114,947
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (39,910)   $           (10,941)
Net realized gain (loss)                                                  (114,007)                70,829
Realized gain distributions                                                 17,131                375,781
Net change in unrealized appreciation (depreciation)                       251,733               (580,011)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          114,947               (144,342)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   603,300              1,421,671
Cost of units redeemed                                                  (7,226,164)            (1,625,578)
Account charges                                                               (529)                  (465)
                                                               --------------------   --------------------
Increase (decrease)                                                     (6,623,393)              (204,372)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,508,446)              (348,714)
Net assets, beginning                                                    7,849,120              8,197,834
                                                               --------------------   --------------------
Net assets, ending                                             $         1,340,674    $         7,849,120
                                                               ====================   ====================

Units sold                                                                 533,538              1,201,098
Units redeemed                                                          (6,048,338)            (1,382,070)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (5,514,800)              (180,972)
Units outstanding, beginning                                             6,640,665              6,821,637
                                                               --------------------   --------------------
Units outstanding, ending                                                1,125,865              6,640,665
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,108,492
Cost of units redeemed/account charges                                                        (10,271,304)
Net investment income (loss)                                                                      (91,733)
Net realized gain (loss)                                                                          (19,926)
Realized gain distributions                                                                       626,596
Net change in unrealized appreciation (depreciation)                                              (11,451)
                                                                                      --------------------
Net assets                                                                            $         1,340,674
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19              1,126    $         1,341               1.25%               0.7%
12/31/2015                   1.18              6,641              7,849               1.25%              -1.6%
12/31/2014                   1.20              6,822              8,198               1.25%               6.0%
12/31/2013                   1.13                 20                 23               1.25%              13.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               1.00%               1.0%
12/31/2015                   1.19                  0                  0               1.00%              -1.4%
12/31/2014                   1.21                  0                  0               1.00%               6.2%
12/31/2013                   1.14                  0                  0               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%               1.2%
12/31/2015                   1.20                  0                  0               0.75%              -1.2%
12/31/2014                   1.21                  0                  0               0.75%               6.5%
12/31/2013                   1.14                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               1.5%
12/31/2015                   1.20                  0                  0               0.50%              -0.9%
12/31/2014                   1.22                  0                  0               0.50%               6.8%
12/31/2013                   1.14                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               1.8%
12/31/2015                   1.21                  0                  0               0.25%              -0.7%
12/31/2014                   1.22                  0                  0               0.25%               7.0%
12/31/2013                   1.14                  0                  0               0.25%              14.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.00%               2.0%
12/31/2015                   1.22                  0                  0               0.00%              -0.4%
12/31/2014                   1.22                  0                  0               0.00%               7.3%
12/31/2013                   1.14                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.1%
                 2014                                   1.2%
                 2013                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     IVY BALANCED FUND R CLASS - 465899375

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      298,153    $      298,598            12,772
                                                                         ===============   ===============
Receivables: investments sold                                     331
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      298,484
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      298,484           253,849    $         1.18
Band 100                                                           --                --              1.19
Band 75                                                            --                --              1.20
Band 50                                                            --                --              1.21
Band 25                                                            --                --              1.22
Band 0                                                             --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $      298,484           253,849
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,380
Mortality & expense charges                                                                        (2,530)
                                                                                           ---------------
Net investment income (loss)                                                                         (150)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,023)
Realized gain distributions                                                                         3,410
Net change in unrealized appreciation (depreciation)                                                7,466
                                                                                           ---------------
Net gain (loss)                                                                                     6,853
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,703
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (150)   $            (1,129)
Net realized gain (loss)                                                    (4,023)                 1,502
Realized gain distributions                                                  3,410                  8,973
Net change in unrealized appreciation (depreciation)                         7,466                (13,228)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,703                 (3,882)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   284,673                 13,045
Cost of units redeemed                                                    (182,468)               (49,528)
Account charges                                                                (50)                  (160)
                                                               --------------------   --------------------
Increase (decrease)                                                        102,155                (36,643)
                                                               --------------------   --------------------
Net increase (decrease)                                                    108,858                (40,525)
Net assets, beginning                                                      189,626                230,151
                                                               --------------------   --------------------
Net assets, ending                                             $           298,484    $           189,626
                                                               ====================   ====================

Units sold                                                                 245,519                 11,068
Units redeemed                                                            (153,486)               (41,840)
                                                               --------------------   --------------------
Net increase (decrease)                                                     92,033                (30,772)
Units outstanding, beginning                                               161,816                192,588
                                                               --------------------   --------------------
Units outstanding, ending                                                  253,849                161,816
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           558,363
Cost of units redeemed/account charges                                                           (274,611)
Net investment income (loss)                                                                       (2,925)
Net realized gain (loss)                                                                           (2,159)
Realized gain distributions                                                                        20,261
Net change in unrealized appreciation (depreciation)                                                 (445)
                                                                                      --------------------
Net assets                                                                            $           298,484
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                254    $           298               1.25%               0.3%
12/31/2015                   1.17                162                190               1.25%              -1.9%
12/31/2014                   1.20                193                230               1.25%               5.6%
12/31/2013                   1.13                 56                 64               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               1.00%               0.6%
12/31/2015                   1.18                  0                  0               1.00%              -1.7%
12/31/2014                   1.20                  0                  0               1.00%               5.9%
12/31/2013                   1.13                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.75%               0.8%
12/31/2015                   1.19                  0                  0               0.75%              -1.4%
12/31/2014                   1.20                  0                  0               0.75%               6.1%
12/31/2013                   1.13                  0                  0               0.75%              13.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.50%               1.1%
12/31/2015                   1.19                  0                  0               0.50%              -1.2%
12/31/2014                   1.21                  0                  0               0.50%               6.4%
12/31/2013                   1.14                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.25%               1.3%
12/31/2015                   1.20                  0                  0               0.25%              -1.0%
12/31/2014                   1.21                  0                  0               0.25%               6.7%
12/31/2013                   1.14                  0                  0               0.25%              13.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.00%               1.6%
12/31/2015                   1.21                  0                  0               0.00%              -0.7%
12/31/2014                   1.22                  0                  0               0.00%               6.9%
12/31/2013                   1.14                  0                  0               0.00%              13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.7%
                 2014                                   0.5%
                 2013                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND R CLASS - 465899490

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      122,731    $      130,758            16,026
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,690)
                                                       ---------------
Net assets                                             $      120,041
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      120,041           108,917    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $      120,041           108,917
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,373
Mortality & expense charges                                                                        (1,385)
                                                                                           ---------------
Net investment income (loss)                                                                        6,988
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,357)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               13,628
                                                                                           ---------------
Net gain (loss)                                                                                     8,271
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,259
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,988    $             7,503
Net realized gain (loss)                                                    (5,357)                (6,330)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        13,628                (10,242)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,259                 (9,069)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    28,877                 32,191
Cost of units redeemed                                                     (34,815)               (90,671)
Account charges                                                                (51)                   (17)
                                                               --------------------   --------------------
Increase (decrease)                                                         (5,989)               (58,497)
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,270                (67,566)
Net assets, beginning                                                      110,771                178,337
                                                               --------------------   --------------------
Net assets, ending                                             $           120,041    $           110,771
                                                               ====================   ====================

Units sold                                                                  28,260                 31,117
Units redeemed                                                             (34,882)               (85,171)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (6,622)               (54,054)
Units outstanding, beginning                                               115,539                169,593
                                                               --------------------   --------------------
Units outstanding, ending                                                  108,917                115,539
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           307,508
Cost of units redeemed/account charges                                                           (195,488)
Net investment income (loss)                                                                       23,831
Net realized gain (loss)                                                                          (12,074)
Realized gain distributions                                                                         4,291
Net change in unrealized appreciation (depreciation)                                               (8,027)
                                                                                      --------------------
Net assets                                                                            $           120,041
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                109    $           120               1.25%              15.0%
12/31/2015                   0.96                116                111               1.25%              -8.8%
12/31/2014                   1.05                170                178               1.25%              -0.1%
12/31/2013                   1.05                 90                 95               1.25%               5.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              15.2%
12/31/2015                   0.96                  0                  0               1.00%              -8.6%
12/31/2014                   1.06                  0                  0               1.00%               0.1%
12/31/2013                   1.05                  0                  0               1.00%               5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              15.5%
12/31/2015                   0.97                  0                  0               0.75%              -8.4%
12/31/2014                   1.06                  0                  0               0.75%               0.4%
12/31/2013                   1.06                  0                  0               0.75%               5.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              15.8%
12/31/2015                   0.98                  0                  0               0.50%              -8.1%
12/31/2014                   1.06                  0                  0               0.50%               0.6%
12/31/2013                   1.06                  0                  0               0.50%               5.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              16.1%
12/31/2015                   0.98                  0                  0               0.25%              -7.9%
12/31/2014                   1.07                  0                  0               0.25%               0.9%
12/31/2013                   1.06                  0                  0               0.25%               5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              16.4%
12/31/2015                   0.99                  0                  0               0.00%              -7.7%
12/31/2014                   1.07                  0                  0               0.00%               1.1%
12/31/2013                   1.06                  0                  0               0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   7.3%
                 2015                                   6.3%
                 2014                                   7.1%
                 2013                                   4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      IVY ENERGY FUND R CLASS - 465899367

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      309,112    $      268,677            21,823
                                                                         ===============   ===============
Receivables: investments sold                                     557
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      309,669
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      309,669           265,992    $         1.16
Band 100                                                           --                --              1.17
Band 75                                                            --                --              1.17
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.18
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      309,669           265,992
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,295)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,295)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               87
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               40,435
                                                                                           ---------------
Net gain (loss)                                                                                    40,522
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       39,227
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,295)   $                --
Net realized gain (loss)                                                        87                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        40,435                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           39,227                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   270,481                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                (39)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        270,442                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    309,669                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           309,669    $                --
                                                               ====================   ====================

Units sold                                                                 266,026                     --
Units redeemed                                                                 (34)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    265,992                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  265,992                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           270,481
Cost of units redeemed/account charges                                                                (39)
Net investment income (loss)                                                                       (1,295)
Net realized gain (loss)                                                                               87
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               40,435
                                                                                      --------------------
Net assets                                                                            $           309,669
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                266    $           310               1.25%              32.3%
12/31/2015                   0.88                  0                  0               1.25%             -12.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.00%              32.7%
12/31/2015                   0.88                  0                  0               1.00%             -12.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.75%              33.0%
12/31/2015                   0.88                  0                  0               0.75%             -12.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%              33.3%
12/31/2015                   0.88                  0                  0               0.50%             -11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.25%              33.7%
12/31/2015                   0.88                  0                  0               0.25%             -11.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              34.0%
12/31/2015                   0.88                  0                  0               0.00%             -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      IVY ENERGY FUND Y CLASS - 466000361

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      190,237    $      174,818            13,102
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (377)
                                                       ---------------
Net assets                                             $      189,860
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      189,860           162,495    $         1.17
Band 100                                                           --                --              1.17
Band 75                                                            --                --              1.17
Band 50                                                            --                --              1.18
Band 25                                                            --                --              1.18
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      189,860           162,495
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (302)
                                                                                           ---------------
Net investment income (loss)                                                                         (302)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,503
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               15,419
                                                                                           ---------------
Net gain (loss)                                                                                    16,922
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       16,620
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (302)   $                --
Net realized gain (loss)                                                     1,503                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        15,419                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           16,620                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   183,080                     --
Cost of units redeemed                                                      (9,825)                    --
Account charges                                                                (15)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        173,240                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    189,860                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           189,860    $                --
                                                               ====================   ====================

Units sold                                                                 170,876                     --
Units redeemed                                                              (8,381)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    162,495                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  162,495                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           183,080
Cost of units redeemed/account charges                                                             (9,840)
Net investment income (loss)                                                                         (302)
Net realized gain (loss)                                                                            1,503
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               15,419
                                                                                      --------------------
Net assets                                                                            $           189,860
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                162    $           190               1.25%              32.7%
12/31/2015                   0.88                  0                  0               1.25%             -12.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               1.00%              33.1%
12/31/2015                   0.88                  0                  0               1.00%             -12.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.75%              33.4%
12/31/2015                   0.88                  0                  0               0.75%             -11.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.50%              33.7%
12/31/2015                   0.88                  0                  0               0.50%             -11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.25%              34.1%
12/31/2015                   0.88                  0                  0               0.25%             -11.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              34.4%
12/31/2015                   0.88                  0                  0               0.00%             -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              IVY SCIENCE AND TECHNOLOGY FUND R CLASS - 466000437

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       41,410    $       38,573               826
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       41,410
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        2,062             2,105    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                         39,348            39,611              0.99
                                                       ---------------   ---------------
 Total                                                 $       41,410            41,716
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (9)
                                                                                           ---------------
Net investment income (loss)                                                                           (9)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               54
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,837
                                                                                           ---------------
Net gain (loss)                                                                                     2,891
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,882
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (9)   $                --
Net realized gain (loss)                                                        54                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,837                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,882                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    39,921                     --
Cost of units redeemed                                                      (1,389)                    --
Account charges                                                                 (4)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         38,528                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     41,410                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            41,410    $                --
                                                               ====================   ====================

Units sold                                                                  43,169                     --
Units redeemed                                                              (1,453)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     41,716                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   41,716                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            39,921
Cost of units redeemed/account charges                                                             (1,393)
Net investment income (loss)                                                                           (9)
Net realized gain (loss)                                                                               54
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,837
                                                                                      --------------------
Net assets                                                                            $            41,410
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  2    $             2               1.25%               0.1%
12/31/2015                   0.98                  0                  0               1.25%              -2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%               0.4%
12/31/2015                   0.98                  0                  0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%               0.6%
12/31/2015                   0.98                  0                  0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%               0.9%
12/31/2015                   0.98                  0                  0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%               1.1%
12/31/2015                   0.98                  0                  0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 40    $            39               0.00%               1.4%
12/31/2015                   0.98                  0                  0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        IVY SCIENCE AND TECHNOLOGY FUND Y CLASS - 466000676 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%               0.5%
12/31/2015                   0.98                  0                  0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               0.7%
12/31/2015                   0.98                  0                  0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%               1.0%
12/31/2015                   0.98                  0                  0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%               1.2%
12/31/2015                   0.98                  0                  0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%               1.5%
12/31/2015                   0.98                  0                  0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               1.7%
12/31/2015                   0.98                  0                  0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               IVY BALANCED FUND R6 CLASS - 46600A203 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           IVY SMALL CAP VALUE FUND R6 CLASS - 46600A724 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            IVY SMALL CAP VALUE FUND Y CLASS - 465898393 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            IVY SMALL CAP VALUE FUND R CLASS - 465899540 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            JANUS ASPEN BALANCED PORTFOLIO SERVICE CLASS - 471021691

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   56,502,787    $   57,213,882         1,773,884
                                                                         ===============   ===============
Receivables: investments sold                                  66,405
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   56,569,192
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   56,184,962        38,334,266    $         1.47
Band 100                                                           --                --              1.49
Band 75                                                            --                --              1.51
Band 50                                                            --                --              1.54
Band 25                                                            --                --              1.56
Band 0                                                        384,230           242,693              1.58
                                                       ---------------   ---------------
 Total                                                 $   56,569,192        38,576,959
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      518,798
Mortality & expense charges                                                                      (105,839)
                                                                                           ---------------
Net investment income (loss)                                                                      412,959
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,506)
Realized gain distributions                                                                        74,720
Net change in unrealized appreciation (depreciation)                                             (678,645)
                                                                                           ---------------
Net gain (loss)                                                                                  (612,431)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (199,472)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           412,959    $            18,052
Net realized gain (loss)                                                    (8,506)                51,051
Realized gain distributions                                                 74,720                138,195
Net change in unrealized appreciation (depreciation)                      (678,645)              (246,540)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (199,472)               (39,242)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                53,010,506              1,526,214
Cost of units redeemed                                                  (1,409,368)              (734,698)
Account charges                                                             (2,843)                  (419)
                                                               --------------------   --------------------
Increase (decrease)                                                     51,598,295                791,097
                                                               --------------------   --------------------
Net increase (decrease)                                                 51,398,823                751,855
Net assets, beginning                                                    5,170,369              4,418,514
                                                               --------------------   --------------------
Net assets, ending                                             $        56,569,192    $         5,170,369
                                                               ====================   ====================

Units sold                                                              35,930,714              1,066,644
Units redeemed                                                            (988,333)              (512,140)
                                                               --------------------   --------------------
Net increase (decrease)                                                 34,942,381                554,504
Units outstanding, beginning                                             3,634,578              3,080,074
                                                               --------------------   --------------------
Units outstanding, ending                                               38,576,959              3,634,578
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        59,192,130
Cost of units redeemed/account charges                                                         (2,834,527)
Net investment income (loss)                                                                      466,107
Net realized gain (loss)                                                                           74,762
Realized gain distributions                                                                       381,815
Net change in unrealized appreciation (depreciation)                                             (711,095)
                                                                                      --------------------
Net assets                                                                            $        56,569,192
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47             38,334    $        56,185               1.25%               3.0%
12/31/2015                   1.42              3,635              5,170               1.25%              -0.8%
12/31/2014                   1.43              3,080              4,419               1.25%               6.9%
12/31/2013                   1.34              1,865              2,502               1.25%              18.3%
12/31/2012                   1.13                255                289               1.25%              12.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               1.00%               3.3%
12/31/2015                   1.44                  0                  0               1.00%              -0.6%
12/31/2014                   1.45                  0                  0               1.00%               7.2%
12/31/2013                   1.35                  0                  0               1.00%              18.6%
12/31/2012                   1.14                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.75%               3.5%
12/31/2015                   1.46                  0                  0               0.75%              -0.3%
12/31/2014                   1.46                  0                  0               0.75%               7.4%
12/31/2013                   1.36                  0                  0               0.75%              18.9%
12/31/2012                   1.15                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.50%               3.8%
12/31/2015                   1.48                  0                  0               0.50%              -0.1%
12/31/2014                   1.48                  0                  0               0.50%               7.7%
12/31/2013                   1.37                  0                  0               0.50%              19.2%
12/31/2012                   1.15                  0                  0               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.25%               4.1%
12/31/2015                   1.50                  0                  0               0.25%               0.2%
12/31/2014                   1.50                  0                  0               0.25%               8.0%
12/31/2013                   1.39                  0                  0               0.25%              19.5%
12/31/2012                   1.16                  0                  0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                243    $           384               0.00%               4.3%
12/31/2015                   1.52                  0                  0               0.00%               0.4%
12/31/2014                   1.51                  0                  0               0.00%               8.2%
12/31/2013                   1.40                  0                  0               0.00%              19.8%
12/31/2012                   1.17                  0                  0               0.00%              13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.6%
                 2014                                   1.5%
                 2013                                   2.8%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS - 471021501

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   42,567,421    $   44,264,129         3,690,153
                                                                         ===============   ===============
Receivables: investments sold                                 312,165
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   42,879,586
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   40,961,358        16,794,524    $         2.44
Band 100                                                           --                --              2.52
Band 75                                                            --                --              2.61
Band 50                                                            --                --              2.69
Band 25                                                            --                --              2.78
Band 0                                                      1,918,228           613,717              3.13
                                                       ---------------   ---------------
 Total                                                 $   42,879,586        17,408,241
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,176,855
Mortality & expense charges                                                                      (498,592)
                                                                                           ---------------
Net investment income (loss)                                                                      678,263
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (204,698)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (128,376)
                                                                                           ---------------
Net gain (loss)                                                                                  (333,074)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      345,189
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           678,263    $           402,492
Net realized gain (loss)                                                  (204,698)              (117,059)
Realized gain distributions                                                     --                173,208
Net change in unrealized appreciation (depreciation)                      (128,376)              (840,395)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          345,189               (381,754)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                14,944,456              7,768,291
Cost of units redeemed                                                  (9,292,931)            (6,981,631)
Account charges                                                             (9,195)                (7,741)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,642,330                778,919
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,987,519                397,165
Net assets, beginning                                                   36,892,067             36,494,902
                                                               --------------------   --------------------
Net assets, ending                                             $        42,879,586    $        36,892,067
                                                               ====================   ====================

Units sold                                                               7,910,727              3,300,107
Units redeemed                                                          (5,809,407)            (2,980,604)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,101,320                319,503
Units outstanding, beginning                                            15,306,921             14,987,418
                                                               --------------------   --------------------
Units outstanding, ending                                               17,408,241             15,306,921
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       146,654,594
Cost of units redeemed/account charges                                                       (117,421,429)
Net investment income (loss)                                                                   11,941,964
Net realized gain (loss)                                                                         (118,158)
Realized gain distributions                                                                     3,519,323
Net change in unrealized appreciation (depreciation)                                           (1,696,708)
                                                                                      --------------------
Net assets                                                                            $        42,879,586
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44             16,795    $        40,961               1.25%               1.2%
12/31/2015                   2.41             15,307             36,892               1.25%              -1.0%
12/31/2014                   2.44             14,987             36,495               1.25%               3.6%
12/31/2013                   2.35             15,771             37,056               1.25%              -1.4%
12/31/2012                   2.38             16,708             39,807               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.52                  0    $             0               1.00%               1.4%
12/31/2015                   2.49                  0                  0               1.00%              -0.8%
12/31/2014                   2.50                  0                  0               1.00%               3.9%
12/31/2013                   2.41                  0                  0               1.00%              -1.1%
12/31/2012                   2.44                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.61                  0    $             0               0.75%               1.7%
12/31/2015                   2.56                  0                  0               0.75%              -0.5%
12/31/2014                   2.58                  0                  0               0.75%               4.2%
12/31/2013                   2.47                  0                  0               0.75%              -0.9%
12/31/2012                   2.50                  0                  0               0.75%               7.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.69                  0    $             0               0.50%               2.0%
12/31/2015                   2.64                  0                  0               0.50%              -0.3%
12/31/2014                   2.65                  0                  0               0.50%               4.4%
12/31/2013                   2.54                  0                  0               0.50%              -0.6%
12/31/2012                   2.55                  0                  0               0.50%               7.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.25%               2.2%
12/31/2015                   2.72                  0                  0               0.25%               0.0%
12/31/2014                   2.72                  0                  0               0.25%               4.7%
12/31/2013                   2.60                  0                  0               0.25%              -0.4%
12/31/2012                   2.61                  0                  0               0.25%               8.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.13                614    $         1,918               0.00%               2.5%
12/31/2015                   3.05                  0                  0               0.00%               0.2%
12/31/2014                   3.04                  0                  0               0.00%               4.9%
12/31/2013                   2.90                  0                  0               0.00%              -0.1%
12/31/2012                   2.90                  0                  0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   2.3%
                 2014                                   3.5%
                 2013                                   4.2%
                 2012                                   3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,515,383    $    8,233,296           283,462
                                                                         ===============   ===============
Receivables: investments sold                                   1,683
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,517,066
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,517,066         5,529,684    $         2.08
Band 100                                                           --                --              2.15
Band 75                                                            --                --              2.23
Band 50                                                            --                --              2.30
Band 25                                                            --                --              2.38
Band 0                                                             --                --              2.67
                                                       ---------------   ---------------
 Total                                                 $   11,517,066         5,529,684
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      127,704
Mortality & expense charges                                                                      (146,272)
                                                                                           ---------------
Net investment income (loss)                                                                      (18,568)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          350,453
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (248,510)
                                                                                           ---------------
Net gain (loss)                                                                                   101,943
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       83,375
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (18,568)   $           (80,894)
Net realized gain (loss)                                                   350,453                461,976
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (248,510)              (810,427)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           83,375               (429,345)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   437,267                578,271
Cost of units redeemed                                                  (1,289,879)            (1,514,085)
Account charges                                                             (3,106)                (3,422)
                                                               --------------------   --------------------
Increase (decrease)                                                       (855,718)              (939,236)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (772,343)            (1,368,581)
Net assets, beginning                                                   12,289,409             13,657,990
                                                               --------------------   --------------------
Net assets, ending                                             $        11,517,066    $        12,289,409
                                                               ====================   ====================

Units sold                                                                 292,106                317,524
Units redeemed                                                            (710,167)              (748,482)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (418,061)              (430,958)
Units outstanding, beginning                                             5,947,745              6,378,703
                                                               --------------------   --------------------
Units outstanding, ending                                                5,529,684              5,947,745
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       258,907,116
Cost of units redeemed/account charges                                                       (241,583,311)
Net investment income (loss)                                                                    3,037,692
Net realized gain (loss)                                                                      (12,335,594)
Realized gain distributions                                                                       209,076
Net change in unrealized appreciation (depreciation)                                            3,282,087
                                                                                      --------------------
Net assets                                                                            $        11,517,066
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08              5,530    $        11,517               1.25%               0.8%
12/31/2015                   2.07              5,948             12,289               1.25%              -3.5%
12/31/2014                   2.14              6,379             13,658               1.25%               6.1%
12/31/2013                   2.02              6,831             13,784               1.25%              26.8%
12/31/2012                   1.59              7,652             12,175               1.25%              18.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               1.00%               1.1%
12/31/2015                   2.13                  0                  0               1.00%              -3.3%
12/31/2014                   2.20                  0                  0               1.00%               6.4%
12/31/2013                   2.07                  0                  0               1.00%              27.1%
12/31/2012                   1.63                  0                  0               1.00%              18.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                  0    $             0               0.75%               1.3%
12/31/2015                   2.20                  0                  0               0.75%              -3.0%
12/31/2014                   2.27                  0                  0               0.75%               6.6%
12/31/2013                   2.12                  0                  0               0.75%              27.5%
12/31/2012                   1.67                  0                  0               0.75%              19.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                  0    $             0               0.50%               1.6%
12/31/2015                   2.27                  0                  0               0.50%              -2.8%
12/31/2014                   2.33                  0                  0               0.50%               6.9%
12/31/2013                   2.18                  0                  0               0.50%              27.8%
12/31/2012                   1.71                  0                  0               0.50%              19.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.38                  0    $             0               0.25%               1.8%
12/31/2015                   2.34                  0                  0               0.25%              -2.5%
12/31/2014                   2.40                  0                  0               0.25%               7.2%
12/31/2013                   2.24                  0                  0               0.25%              28.1%
12/31/2012                   1.75                  0                  0               0.25%              19.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.67                  0    $             0               0.00%               2.1%
12/31/2015                   2.62                  0                  0               0.00%              -2.3%
12/31/2014                   2.68                  0                  0               0.00%               7.4%
12/31/2013                   2.49                  0                  0               0.00%              28.4%
12/31/2012                   1.94                  0                  0               0.00%              20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.7%
                 2014                                   1.1%
                 2013                                   1.2%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       77,676    $       80,031             4,825
                                                                         ===============   ===============
Receivables: investments sold                                      12
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       77,688
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       77,688            42,868    $         1.81
Band 100                                                           --                --              1.86
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.96
Band 25                                                            --                --              2.01
Band 0                                                             --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $       77,688            42,868
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          761
Mortality & expense charges                                                                        (1,053)
                                                                                           ---------------
Net investment income (loss)                                                                         (292)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,829)
Realized gain distributions                                                                        12,172
Net change in unrealized appreciation (depreciation)                                                5,309
                                                                                           ---------------
Net gain (loss)                                                                                    13,652
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       13,360
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (292)   $            (1,270)
Net realized gain (loss)                                                    (3,829)                29,844
Realized gain distributions                                                 12,172                 23,378
Net change in unrealized appreciation (depreciation)                         5,309                (62,426)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           13,360                (10,474)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     9,803                 31,251
Cost of units redeemed                                                     (25,851)              (554,327)
Account charges                                                                 (9)                  (372)
                                                               --------------------   --------------------
Increase (decrease)                                                        (16,057)              (523,448)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (2,697)              (533,922)
Net assets, beginning                                                       80,385                614,307
                                                               --------------------   --------------------
Net assets, ending                                             $            77,688    $            80,385
                                                               ====================   ====================

Units sold                                                                   6,102                 19,740
Units redeemed                                                             (15,260)              (345,872)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,158)              (326,132)
Units outstanding, beginning                                                52,026                378,158
                                                               --------------------   --------------------
Units outstanding, ending                                                   42,868                 52,026
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,465,688
Cost of units redeemed/account charges                                                         (7,161,734)
Net investment income (loss)                                                                      (39,779)
Net realized gain (loss)                                                                          612,359
Realized gain distributions                                                                       203,509
Net change in unrealized appreciation (depreciation)                                               (2,355)
                                                                                      --------------------
Net assets                                                                            $            77,688
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                 43    $            78               1.25%              17.3%
12/31/2015                   1.55                 52                 80               1.25%              -4.9%
12/31/2014                   1.62                378                614               1.25%               7.1%
12/31/2013                   1.52                488                741               1.25%              24.2%
12/31/2012                   1.22              1,093              1,334               1.25%               9.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               1.00%              17.6%
12/31/2015                   1.58                  0                  0               1.00%              -4.6%
12/31/2014                   1.66                  0                  0               1.00%               7.4%
12/31/2013                   1.54                  0                  0               1.00%              24.6%
12/31/2012                   1.24                  0                  0               1.00%               9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%              17.9%
12/31/2015                   1.62                  0                  0               0.75%              -4.4%
12/31/2014                   1.69                  0                  0               0.75%               7.6%
12/31/2013                   1.57                  0                  0               0.75%              24.9%
12/31/2012                   1.26                  0                  0               0.75%              10.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%              18.2%
12/31/2015                   1.66                  0                  0               0.50%              -4.2%
12/31/2014                   1.73                  0                  0               0.50%               7.9%
12/31/2013                   1.60                  0                  0               0.50%              25.2%
12/31/2012                   1.28                  0                  0               0.50%              10.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.25%              18.5%
12/31/2015                   1.69                  0                  0               0.25%              -3.9%
12/31/2014                   1.76                  0                  0               0.25%               8.2%
12/31/2013                   1.63                  0                  0               0.25%              25.5%
12/31/2012                   1.30                  0                  0               0.25%              10.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.00%              18.8%
12/31/2015                   1.73                  0                  0               0.00%              -3.7%
12/31/2014                   1.80                  0                  0               0.00%               8.4%
12/31/2013                   1.66                  0                  0               0.00%              25.8%
12/31/2012                   1.32                141                186               0.00%              10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.6%
                 2014                                   2.9%
                 2013                                   0.8%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    JANUS BALANCED FUND R CLASS - 47103C803

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   22,110,083    $   22,697,072           760,027
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,485)
                                                       ---------------
Net assets                                             $   22,101,598
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   16,382,597        11,562,404    $         1.42
Band 100                                                    2,961,659         2,058,251              1.44
Band 75                                                            --                --              1.46
Band 50                                                     2,405,587         1,620,986              1.48
Band 25                                                            --                --              1.51
Band 0                                                        351,755           229,822              1.53
                                                       ---------------   ---------------
 Total                                                 $   22,101,598        15,471,463
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      170,296
Mortality & expense charges                                                                       (39,873)
                                                                                           ---------------
Net investment income (loss)                                                                      130,423
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (38,628)
Realized gain distributions                                                                       261,563
Net change in unrealized appreciation (depreciation)                                             (495,562)
                                                                                           ---------------
Net gain (loss)                                                                                  (272,627)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (142,204)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           130,423    $            (1,357)
Net realized gain (loss)                                                   (38,628)                23,320
Realized gain distributions                                                261,563                102,454
Net change in unrealized appreciation (depreciation)                      (495,562)              (128,260)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (142,204)                (3,843)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                20,811,342              1,566,483
Cost of units redeemed                                                    (898,510)              (187,739)
Account charges                                                             (7,221)                (7,238)
                                                               --------------------   --------------------
Increase (decrease)                                                     19,905,611              1,371,506
                                                               --------------------   --------------------
Net increase (decrease)                                                 19,763,407              1,367,663
Net assets, beginning                                                    2,338,191                970,528
                                                               --------------------   --------------------
Net assets, ending                                             $        22,101,598    $         2,338,191
                                                               ====================   ====================

Units sold                                                              14,437,929              1,140,785
Units redeemed                                                            (659,605)              (141,721)
                                                               --------------------   --------------------
Net increase (decrease)                                                 13,778,324                999,064
Units outstanding, beginning                                             1,693,139                694,075
                                                               --------------------   --------------------
Units outstanding, ending                                               15,471,463              1,693,139
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        23,668,497
Cost of units redeemed/account charges                                                         (1,584,048)
Net investment income (loss)                                                                      135,605
Net realized gain (loss)                                                                           39,012
Realized gain distributions                                                                       429,521
Net change in unrealized appreciation (depreciation)                                             (586,989)
                                                                                      --------------------
Net assets                                                                            $        22,101,598
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42             11,562    $        16,383               1.25%               2.6%
12/31/2015                   1.38              1,693              2,338               1.25%              -1.2%
12/31/2014                   1.40                694                971               1.25%               6.5%
12/31/2013                   1.31                372                489               1.25%              17.5%
12/31/2012                   1.12                321                359               1.25%              11.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44              2,058    $         2,962               1.00%               2.9%
12/31/2015                   1.40                  0                  0               1.00%              -1.0%
12/31/2014                   1.41                  0                  0               1.00%               6.7%
12/31/2013                   1.32                  0                  0               1.00%              17.8%
12/31/2012                   1.12                  0                  0               1.00%              11.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               3.1%
12/31/2015                   1.42                  0                  0               0.75%              -0.7%
12/31/2014                   1.43                  0                  0               0.75%               7.0%
12/31/2013                   1.33                  0                  0               0.75%              18.1%
12/31/2012                   1.13                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48              1,621    $         2,406               0.50%               3.4%
12/31/2015                   1.44                  0                  0               0.50%              -0.5%
12/31/2014                   1.44                  0                  0               0.50%               7.3%
12/31/2013                   1.34                  0                  0               0.50%              18.4%
12/31/2012                   1.14                  0                  0               0.50%              11.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%               3.6%
12/31/2015                   1.45                  0                  0               0.25%              -0.2%
12/31/2014                   1.46                  0                  0               0.25%               7.5%
12/31/2013                   1.36                  0                  0               0.25%              18.7%
12/31/2012                   1.14                  0                  0               0.25%              12.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                230    $           352               0.00%               3.9%
12/31/2015                   1.47                  0                  0               0.00%               0.0%
12/31/2014                   1.47                  0                  0               0.00%               7.8%
12/31/2013                   1.37                  0                  0               0.00%              19.0%
12/31/2012                   1.15                  0                  0               0.00%              12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.3%
                 2014                                   1.9%
                 2013                                   1.2%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND R CLASS - 47103A641

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,573,192    $    2,926,538           100,313
                                                                         ===============   ===============
Receivables: investments sold                                   1,858
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,575,050
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,730,857           766,355    $         2.26
Band 100                                                      844,193           363,077              2.33
Band 75                                                            --                --              2.39
Band 50                                                            --                --              2.46
Band 25                                                            --                --              2.54
Band 0                                                             --                --              2.61
                                                       ---------------   ---------------
 Total                                                 $    2,575,050         1,129,432
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (31,246)
                                                                                           ---------------
Net investment income (loss)                                                                      (31,246)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (238,269)
Realized gain distributions                                                                       166,989
Net change in unrealized appreciation (depreciation)                                               93,472
                                                                                           ---------------
Net gain (loss)                                                                                    22,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (9,054)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (31,246)   $           (24,440)
Net realized gain (loss)                                                  (238,269)              (145,033)
Realized gain distributions                                                166,989                420,589
Net change in unrealized appreciation (depreciation)                        93,472                 80,318
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (9,054)               331,434
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   473,732              1,063,335
Cost of units redeemed                                                  (1,066,971)            (1,607,345)
Account charges                                                               (854)                (1,196)
                                                               --------------------   --------------------
Increase (decrease)                                                       (594,093)              (545,206)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (603,147)              (213,772)
Net assets, beginning                                                    3,178,197              3,391,969
                                                               --------------------   --------------------
Net assets, ending                                             $         2,575,050    $         3,178,197
                                                               ====================   ====================

Units sold                                                                 248,487                524,035
Units redeemed                                                            (521,082)              (776,981)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (272,595)              (252,946)
Units outstanding, beginning                                             1,402,027              1,654,973
                                                               --------------------   --------------------
Units outstanding, ending                                                1,129,432              1,402,027
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,491,278
Cost of units redeemed/account charges                                                         (8,724,386)
Net investment income (loss)                                                                     (207,655)
Net realized gain (loss)                                                                           20,832
Realized gain distributions                                                                     2,348,327
Net change in unrealized appreciation (depreciation)                                             (353,346)
                                                                                      --------------------
Net assets                                                                            $         2,575,050
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                766    $         1,731               1.25%               0.4%
12/31/2015                   2.25              1,008              2,266               1.25%              10.1%
12/31/2014                   2.04              1,459              2,981               1.25%               6.8%
12/31/2013                   1.91              1,748              3,342               1.25%              29.7%
12/31/2012                   1.47              1,966              2,900               1.25%              21.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.33                363    $           844               1.00%               0.7%
12/31/2015                   2.31                389                899               1.00%              10.3%
12/31/2014                   2.09                193                403               1.00%               7.1%
12/31/2013                   1.95                 18                 35               1.00%              30.0%
12/31/2012                   1.50                 17                 26               1.00%              22.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.75%               0.9%
12/31/2015                   2.37                  0                  0               0.75%              10.6%
12/31/2014                   2.14                  0                  0               0.75%               7.4%
12/31/2013                   2.00                  0                  0               0.75%              30.4%
12/31/2012                   1.53                  0                  0               0.75%              22.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                  0    $             0               0.50%               1.2%
12/31/2015                   2.44                  0                  0               0.50%              10.9%
12/31/2014                   2.20                  0                  0               0.50%               7.6%
12/31/2013                   2.04                  0                  0               0.50%              30.7%
12/31/2012                   1.56                  0                  0               0.50%              22.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.54                  0    $             0               0.25%               1.4%
12/31/2015                   2.50                  0                  0               0.25%              11.2%
12/31/2014                   2.25                  0                  0               0.25%               7.9%
12/31/2013                   2.08                  0                  0               0.25%              31.0%
12/31/2012                   1.59                  0                  0               0.25%              23.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.61                  0    $             0               0.00%               1.7%
12/31/2015                   2.57                  5                 13               0.00%              11.5%
12/31/2014                   2.30                  3                  8               0.00%               8.2%
12/31/2013                   2.13                  4                  9               0.00%              31.3%
12/31/2012                   1.62                  4                  6               0.00%              23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.4%
                 2014                                   1.8%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND A CLASS - 47103A674

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       38,597    $       40,926             1,379
                                                                         ===============   ===============
Receivables: investments sold                                       4
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       38,601
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       38,601            20,087    $         1.92
Band 100                                                           --                --              1.95
Band 75                                                            --                --              1.99
Band 50                                                            --                --              2.02
Band 25                                                            --                --              2.05
Band 0                                                             --                --              2.09
                                                       ---------------   ---------------
 Total                                                 $       38,601            20,087
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,191)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,191)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (44,995)
Realized gain distributions                                                                         1,930
Net change in unrealized appreciation (depreciation)                                               38,429
                                                                                           ---------------
Net gain (loss)                                                                                    (4,636)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (5,827)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,191)   $               921
Net realized gain (loss)                                                   (44,995)                   (17)
Realized gain distributions                                                  1,930                 41,910
Net change in unrealized appreciation (depreciation)                        38,429                (40,758)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (5,827)                 2,056
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    67,462                321,129
Cost of units redeemed                                                    (346,219)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                       (278,757)               321,129
                                                               --------------------   --------------------
Net increase (decrease)                                                   (284,584)               323,185
Net assets, beginning                                                      323,185                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            38,601    $           323,185
                                                               ====================   ====================

Units sold                                                                  34,991                169,488
Units redeemed                                                            (184,392)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                   (149,401)               169,488
Units outstanding, beginning                                               169,488                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   20,087                169,488
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           946,962
Cost of units redeemed/account charges                                                           (994,202)
Net investment income (loss)                                                                       (7,630)
Net realized gain (loss)                                                                           51,960
Realized gain distributions                                                                        43,840
Net change in unrealized appreciation (depreciation)                                               (2,329)
                                                                                      --------------------
Net assets                                                                            $            38,601
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                 20    $            39               1.25%               0.8%
12/31/2015                   1.91                169                323               1.25%              10.5%
12/31/2014                   1.73                  0                  0               1.25%               7.2%
12/31/2013                   1.61                  0                  0               1.25%              30.2%
12/31/2012                   1.24                411                509               1.25%              22.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               1.00%               1.0%
12/31/2015                   1.93                  0                  0               1.00%              10.7%
12/31/2014                   1.75                  0                  0               1.00%               7.4%
12/31/2013                   1.63                  0                  0               1.00%              30.5%
12/31/2012                   1.25                  0                  0               1.00%              22.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.75%               1.3%
12/31/2015                   1.96                  0                  0               0.75%              11.0%
12/31/2014                   1.77                  0                  0               0.75%               7.7%
12/31/2013                   1.64                  0                  0               0.75%              30.8%
12/31/2012                   1.25                  0                  0               0.75%              22.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.50%               1.5%
12/31/2015                   1.99                  0                  0               0.50%              11.3%
12/31/2014                   1.79                  0                  0               0.50%               8.0%
12/31/2013                   1.65                  0                  0               0.50%              31.1%
12/31/2012                   1.26                  0                  0               0.50%              23.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.25%               1.8%
12/31/2015                   2.02                  0                  0               0.25%              11.6%
12/31/2014                   1.81                  0                  0               0.25%               8.2%
12/31/2013                   1.67                  0                  0               0.25%              31.5%
12/31/2012                   1.27                  0                  0               0.25%              23.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.00%               2.0%
12/31/2015                   2.04                  0                  0               0.00%              11.8%
12/31/2014                   1.83                  0                  0               0.00%               8.5%
12/31/2013                   1.68                  0                  0               0.00%              31.8%
12/31/2012                   1.28                  0                  0               0.00%              23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.9%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                JANUS GROWTH AND INCOME FUND R CLASS - 47103C621

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,026,495    $      838,360            22,534
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,177)
                                                       ---------------
Net assets                                             $    1,025,318
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      203,299           116,554    $         1.74
Band 100                                                      159,053            88,577              1.80
Band 75                                                            --                --              1.85
Band 50                                                       662,966           348,386              1.90
Band 25                                                            --                --              1.96
Band 0                                                             --                --              2.02
                                                       ---------------   ---------------
 Total                                                 $    1,025,318           553,517
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,068
Mortality & expense charges                                                                        (6,319)
                                                                                           ---------------
Net investment income (loss)                                                                       10,749
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           13,838
Realized gain distributions                                                                        62,747
Net change in unrealized appreciation (depreciation)                                               15,077
                                                                                           ---------------
Net gain (loss)                                                                                    91,662
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      102,411
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,749    $             4,161
Net realized gain (loss)                                                    13,838                106,778
Realized gain distributions                                                 62,747                 67,018
Net change in unrealized appreciation (depreciation)                        15,077               (178,028)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          102,411                    (71)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   127,747                 78,413
Cost of units redeemed                                                     (60,027)              (286,378)
Account charges                                                               (134)                  (198)
                                                               --------------------   --------------------
Increase (decrease)                                                         67,586               (208,163)
                                                               --------------------   --------------------
Net increase (decrease)                                                    169,997               (208,234)
Net assets, beginning                                                      855,321              1,063,555
                                                               --------------------   --------------------
Net assets, ending                                             $         1,025,318    $           855,321
                                                               ====================   ====================

Units sold                                                                  76,373                 66,010
Units redeemed                                                             (36,073)              (190,235)
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,300               (124,225)
Units outstanding, beginning                                               513,217                637,442
                                                               --------------------   --------------------
Units outstanding, ending                                                  553,517                513,217
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,119,577
Cost of units redeemed/account charges                                                         (1,659,400)
Net investment income (loss)                                                                       36,095
Net realized gain (loss)                                                                           37,191
Realized gain distributions                                                                       303,720
Net change in unrealized appreciation (depreciation)                                              188,135
                                                                                      --------------------
Net assets                                                                            $         1,025,318
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                117    $           203               1.25%              10.9%
12/31/2015                   1.57                114                180               1.25%              -0.4%
12/31/2014                   1.58                125                198               1.25%               9.2%
12/31/2013                   1.45                164                237               1.25%              29.9%
12/31/2012                   1.11                159                177               1.25%              14.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 89    $           159               1.00%              11.1%
12/31/2015                   1.62                 48                 78               1.00%              -0.2%
12/31/2014                   1.62                 51                 83               1.00%               9.5%
12/31/2013                   1.48                  7                 11               1.00%              30.2%
12/31/2012                   1.14                  0                  0               1.00%              14.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.75%              11.4%
12/31/2015                   1.66                  0                  0               0.75%               0.1%
12/31/2014                   1.66                  0                  0               0.75%               9.7%
12/31/2013                   1.51                  0                  0               0.75%              30.6%
12/31/2012                   1.16                  0                  0               0.75%              15.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                348    $           663               0.50%              11.7%
12/31/2015                   1.70                351                598               0.50%               0.3%
12/31/2014                   1.70                461                783               0.50%              10.0%
12/31/2013                   1.54                541                836               0.50%              30.9%
12/31/2012                   1.18                587                692               0.50%              15.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.25%              12.0%
12/31/2015                   1.75                  0                  0               0.25%               0.6%
12/31/2014                   1.74                  0                  0               0.25%              10.3%
12/31/2013                   1.58                  0                  0               0.25%              31.2%
12/31/2012                   1.20                  0                  0               0.25%              15.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.00%              12.2%
12/31/2015                   1.80                  0                  0               0.00%               0.8%
12/31/2014                   1.78                  0                  0               0.00%              10.6%
12/31/2013                   1.61                  0                  0               0.00%              31.6%
12/31/2012                   1.23                  0                  0               0.00%              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.1%
                 2014                                   1.6%
                 2013                                   1.2%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PERKINS MID CAP VALUE FUND R CLASS - 47103C233

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,177,305    $    1,299,878            70,998
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,987)
                                                       ---------------
Net assets                                             $    1,174,318
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      967,655           555,879    $         1.74
Band 100                                                      122,839            68,764              1.79
Band 75                                                            --                --              1.83
Band 50                                                        83,824            44,606              1.88
Band 25                                                            --                --              1.93
Band 0                                                             --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $    1,174,318           669,249
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,998
Mortality & expense charges                                                                       (14,310)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,312)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (234,835)
Realized gain distributions                                                                        92,075
Net change in unrealized appreciation (depreciation)                                              327,456
                                                                                           ---------------
Net gain (loss)                                                                                   184,696
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      183,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,312)   $            (7,440)
Net realized gain (loss)                                                  (234,835)               (55,566)
Realized gain distributions                                                 92,075                279,200
Net change in unrealized appreciation (depreciation)                       327,456               (305,399)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          183,384                (89,205)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   286,247                218,135
Cost of units redeemed                                                    (726,053)              (354,058)
Account charges                                                               (584)                  (597)
                                                               --------------------   --------------------
Increase (decrease)                                                       (440,390)              (136,520)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (257,006)              (225,725)
Net assets, beginning                                                    1,431,324              1,657,049
                                                               --------------------   --------------------
Net assets, ending                                             $         1,174,318    $         1,431,324
                                                               ====================   ====================

Units sold                                                                 190,878                198,507
Units redeemed                                                            (474,669)              (289,151)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (283,791)               (90,644)
Units outstanding, beginning                                               953,040              1,043,684
                                                               --------------------   --------------------
Units outstanding, ending                                                  669,249                953,040
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,372,107
Cost of units redeemed/account charges                                                         (7,805,304)
Net investment income (loss)                                                                        7,314
Net realized gain (loss)                                                                          355,744
Realized gain distributions                                                                     1,367,030
Net change in unrealized appreciation (depreciation)                                             (122,573)
                                                                                      --------------------
Net assets                                                                            $         1,174,318
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                556    $           968               1.25%              16.7%
12/31/2015                   1.49                824              1,230               1.25%              -5.5%
12/31/2014                   1.58                909              1,436               1.25%               7.1%
12/31/2013                   1.47              2,114              3,117               1.25%              23.8%
12/31/2012                   1.19              2,954              3,518               1.25%               8.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                 69    $           123               1.00%              17.0%
12/31/2015                   1.53                 72                110               1.00%              -5.3%
12/31/2014                   1.61                 79                127               1.00%               7.4%
12/31/2013                   1.50                 11                 17               1.00%              24.1%
12/31/2012                   1.21                  9                 10               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%              17.3%
12/31/2015                   1.56                  0                  0               0.75%              -5.0%
12/31/2014                   1.65                  0                  0               0.75%               7.6%
12/31/2013                   1.53                  0                  0               0.75%              24.4%
12/31/2012                   1.23                  0                  0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                 45    $            84               0.50%              17.5%
12/31/2015                   1.60                 46                 74               0.50%              -4.8%
12/31/2014                   1.68                 42                 70               0.50%               7.9%
12/31/2013                   1.56                 42                 65               0.50%              24.7%
12/31/2012                   1.25                 33                 42               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.25%              17.8%
12/31/2015                   1.64                  0                  0               0.25%              -4.6%
12/31/2014                   1.71                  0                  0               0.25%               8.2%
12/31/2013                   1.58                  0                  0               0.25%              25.0%
12/31/2012                   1.27                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.00%              18.1%
12/31/2015                   1.67                 10                 17               0.00%              -4.3%
12/31/2014                   1.75                 14                 24               0.00%               8.4%
12/31/2013                   1.61                 30                 49               0.00%              25.3%
12/31/2012                   1.29                164                211               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.7%
                 2014                                   2.4%
                 2013                                   2.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PERKINS MID CAP VALUE FUND A CLASS - 47103C266

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       27,938    $       30,708             1,670
                                                                         ===============   ===============
Receivables: investments sold                                       4
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       27,942
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       27,942            16,216    $         1.72
Band 100                                                           --                --              1.75
Band 75                                                            --                --              1.78
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.84
Band 0                                                             --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $       27,942            16,216
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          372
Mortality & expense charges                                                                          (428)
                                                                                           ---------------
Net investment income (loss)                                                                          (56)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,849)
Realized gain distributions                                                                         2,159
Net change in unrealized appreciation (depreciation)                                                8,374
                                                                                           ---------------
Net gain (loss)                                                                                     5,684
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,628
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (56)   $               (43)
Net realized gain (loss)                                                    (4,849)                  (135)
Realized gain distributions                                                  2,159                  6,128
Net change in unrealized appreciation (depreciation)                         8,374                 (7,607)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,628                 (1,657)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     6,820                  5,667
Cost of units redeemed                                                     (17,950)                  (555)
Account charges                                                                 (1)                    (2)
                                                               --------------------   --------------------
Increase (decrease)                                                        (11,131)                 5,110
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,503)                 3,453
Net assets, beginning                                                       33,445                 29,992
                                                               --------------------   --------------------
Net assets, ending                                             $            27,942    $            33,445
                                                               ====================   ====================

Units sold                                                                   4,439                  3,943
Units redeemed                                                             (10,939)                  (541)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (6,500)                 3,402
Units outstanding, beginning                                                22,716                 19,314
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,216                 22,716
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,766,238
Cost of units redeemed/account charges                                                         (8,828,545)
Net investment income (loss)                                                                       55,747
Net realized gain (loss)                                                                          881,345
Realized gain distributions                                                                     1,155,927
Net change in unrealized appreciation (depreciation)                                               (2,770)
                                                                                      --------------------
Net assets                                                                            $            27,942
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                 16    $            28               1.25%              17.0%
12/31/2015                   1.47                 23                 33               1.25%              -5.2%
12/31/2014                   1.55                 19                 30               1.25%               7.5%
12/31/2013                   1.45              4,360              6,301               1.25%              24.1%
12/31/2012                   1.16              4,502              5,242               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               1.00%              17.3%
12/31/2015                   1.49                  0                  0               1.00%              -5.0%
12/31/2014                   1.57                  0                  0               1.00%               7.7%
12/31/2013                   1.46                  0                  0               1.00%              24.4%
12/31/2012                   1.17                  0                  0               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.75%              17.6%
12/31/2015                   1.51                  0                  0               0.75%              -4.7%
12/31/2014                   1.59                  0                  0               0.75%               8.0%
12/31/2013                   1.47                  0                  0               0.75%              24.7%
12/31/2012                   1.18                  0                  0               0.75%               9.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%              17.9%
12/31/2015                   1.54                  0                  0               0.50%              -4.5%
12/31/2014                   1.61                  0                  0               0.50%               8.3%
12/31/2013                   1.48                  0                  0               0.50%              25.0%
12/31/2012                   1.19                  0                  0               0.50%               9.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%              18.2%
12/31/2015                   1.56                  0                  0               0.25%              -4.2%
12/31/2014                   1.63                  0                  0               0.25%               8.5%
12/31/2013                   1.50                  0                  0               0.25%              25.4%
12/31/2012                   1.20                  0                  0               0.25%               9.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.00%              18.5%
12/31/2015                   1.58                  0                  0               0.00%              -4.0%
12/31/2014                   1.64                  0                  0               0.00%               8.8%
12/31/2013                   1.51                  0                  0               0.00%              25.7%
12/31/2012                   1.20                  0                  0               0.00%              10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.1%
                 2014                                   0.0%
                 2013                                   2.8%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PERKINS SMALL CAP VALUE FUND SERVICE CLASS - 47103C167

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,454,941    $    1,422,495            65,820
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (4,267)
                                                       ---------------
Net assets                                             $    1,450,674
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,267,907           500,371    $         2.53
Band 100                                                      131,477            50,196              2.62
Band 75                                                            --                --              2.71
Band 50                                                            --                --              2.80
Band 25                                                            --                --              2.89
Band 0                                                         51,290            17,143              2.99
                                                       ---------------   ---------------
 Total                                                 $    1,450,674           567,710
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,220
Mortality & expense charges                                                                       (13,551)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,331)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (36,745)
Realized gain distributions                                                                        45,385
Net change in unrealized appreciation (depreciation)                                              257,581
                                                                                           ---------------
Net gain (loss)                                                                                   266,221
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      256,890
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,331)   $            10,792
Net realized gain (loss)                                                   (36,745)                (7,699)
Realized gain distributions                                                 45,385                111,945
Net change in unrealized appreciation (depreciation)                       257,581               (156,804)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          256,890                (41,766)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   408,217                146,940
Cost of units redeemed                                                    (266,651)              (370,515)
Account charges                                                               (305)                  (386)
                                                               --------------------   --------------------
Increase (decrease)                                                        141,261               (223,961)
                                                               --------------------   --------------------
Net increase (decrease)                                                    398,151               (265,727)
Net assets, beginning                                                    1,052,523              1,318,250
                                                               --------------------   --------------------
Net assets, ending                                             $         1,450,674    $         1,052,523
                                                               ====================   ====================

Units sold                                                                 177,519                 70,053
Units redeemed                                                            (123,562)              (175,310)
                                                               --------------------   --------------------
Net increase (decrease)                                                     53,957               (105,257)
Units outstanding, beginning                                               513,753                619,010
                                                               --------------------   --------------------
Units outstanding, ending                                                  567,710                513,753
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,603,876
Cost of units redeemed/account charges                                                         (2,892,362)
Net investment income (loss)                                                                       62,985
Net realized gain (loss)                                                                           12,678
Realized gain distributions                                                                       631,051
Net change in unrealized appreciation (depreciation)                                               32,446
                                                                                      --------------------
Net assets                                                                            $         1,450,674
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.53                500    $         1,268               1.25%              24.4%
12/31/2015                   2.04                489                996               1.25%              -4.1%
12/31/2014                   2.12                606              1,287               1.25%               5.7%
12/31/2013                   2.01                634              1,273               1.25%              27.7%
12/31/2012                   1.57                772              1,214               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                 50    $           131               1.00%              24.7%
12/31/2015                   2.10                  8                 16               1.00%              -3.8%
12/31/2014                   2.18                  0                  0               1.00%               5.9%
12/31/2013                   2.06                  0                  0               1.00%              28.0%
12/31/2012                   1.61                  0                  0               1.00%               7.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.71                  0    $             0               0.75%              25.0%
12/31/2015                   2.17                  0                  0               0.75%              -3.6%
12/31/2014                   2.25                  0                  0               0.75%               6.2%
12/31/2013                   2.11                  0                  0               0.75%              28.3%
12/31/2012                   1.65                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.80                  0    $             0               0.50%              25.4%
12/31/2015                   2.23                  0                  0               0.50%              -3.3%
12/31/2014                   2.31                  0                  0               0.50%               6.5%
12/31/2013                   2.17                  0                  0               0.50%              28.7%
12/31/2012                   1.69                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                  0    $             0               0.25%              25.7%
12/31/2015                   2.30                  0                  0               0.25%              -3.1%
12/31/2014                   2.38                  0                  0               0.25%               6.7%
12/31/2013                   2.23                  0                  0               0.25%              29.0%
12/31/2012                   1.73                  0                  0               0.25%               8.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.99                 17    $            51               0.00%              26.0%
12/31/2015                   2.37                 17                 40               0.00%              -2.9%
12/31/2014                   2.44                 13                 32               0.00%               7.0%
12/31/2013                   2.29                 11                 25               0.00%              29.3%
12/31/2012                   1.77                  7                 13               0.00%               8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   2.1%
                 2014                                   5.1%
                 2013                                   0.8%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    JANUS RESEARCH FUND A CLASS - 471023317

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        9,605    $       10,192               241
                                                                         ===============   ===============
Receivables: investments sold                                       6
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        9,611
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        9,611             8,954    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $        9,611             8,954
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (45)
                                                                                           ---------------
Net investment income (loss)                                                                          (45)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                           489
Net change in unrealized appreciation (depreciation)                                                 (587)
                                                                                           ---------------
Net gain (loss)                                                                                       (95)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (140)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (45)   $                --
Net realized gain (loss)                                                         3                     --
Realized gain distributions                                                    489                     --
Net change in unrealized appreciation (depreciation)                          (587)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (140)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     9,739                     12
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          9,739                     12
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,599                     12
Net assets, beginning                                                           12                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             9,611    $                12
                                                               ====================   ====================

Units sold                                                                   8,943                     11
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,943                     11
Units outstanding, beginning                                                    11                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    8,954                     11
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             9,751
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                          (45)
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                           489
Net change in unrealized appreciation (depreciation)                                                 (587)
                                                                                      --------------------
Net assets                                                                            $             9,611
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  9    $            10               1.25%               0.0%
12/31/2015                   1.07                  0                  0               1.25%               7.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               0.3%
12/31/2015                   1.08                  0                  0               1.00%               7.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               0.5%
12/31/2015                   1.08                  0                  0               0.75%               7.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               0.8%
12/31/2015                   1.08                  0                  0               0.50%               8.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               1.0%
12/31/2015                   1.08                  0                  0               0.25%               8.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               1.3%
12/31/2015                   1.09                  0                  0               0.00%               8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     JANUS TRITON FUND A CLASS - 47103C373

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,739,973    $    4,533,420           203,386
                                                                         ===============   ===============
Receivables: investments sold                                   9,103
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,749,076
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,749,076         4,203,157    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.15
Band 0                                                             --                --              1.16
                                                       ---------------   ---------------
 Total                                                 $    4,749,076         4,203,157
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (37,880)
                                                                                           ---------------
Net investment income (loss)                                                                      (37,880)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           34,869
Realized gain distributions                                                                       128,512
Net change in unrealized appreciation (depreciation)                                              206,553
                                                                                           ---------------
Net gain (loss)                                                                                   369,934
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      332,054
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (37,880)   $                --
Net realized gain (loss)                                                    34,869                     --
Realized gain distributions                                                128,512                     --
Net change in unrealized appreciation (depreciation)                       206,553                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          332,054                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,138,612                     --
Cost of units redeemed                                                    (712,640)                    --
Account charges                                                             (8,950)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      4,417,022                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,749,076                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         4,749,076    $                --
                                                               ====================   ====================

Units sold                                                               4,862,317                     --
Units redeemed                                                            (659,160)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,203,157                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                4,203,157                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,138,612
Cost of units redeemed/account charges                                                           (721,590)
Net investment income (loss)                                                                      (37,880)
Net realized gain (loss)                                                                           34,869
Realized gain distributions                                                                       128,512
Net change in unrealized appreciation (depreciation)                                              206,553
                                                                                      --------------------
Net assets                                                                            $         4,749,076
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13              4,203    $         4,749               1.25%               8.8%
12/31/2015                   1.04                  0                  0               1.25%               3.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               9.1%
12/31/2015                   1.04                  0                  0               1.00%               4.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               9.3%
12/31/2015                   1.04                  0                  0               0.75%               4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               9.6%
12/31/2015                   1.05                  0                  0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%               9.9%
12/31/2015                   1.05                  0                  0               0.25%               4.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.00%              10.2%
12/31/2015                   1.05                  0                  0               0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           JANUS RESEARCH FUND SERVICE CLASS - 471023275 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.25%              -0.1%
12/31/2015                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               0.1%
12/31/2015                   1.07                  0                  0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               0.4%
12/31/2015                   1.08                  0                  0               0.75%               7.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               0.7%
12/31/2015                   1.08                  0                  0               0.50%               7.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               0.9%
12/31/2015                   1.08                  0                  0               0.25%               8.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               1.2%
12/31/2015                   1.08                  0                  0               0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  JANUS TRITON FUND SERVICE CLASS - 47103C332

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,212,009    $    1,209,753            52,275
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (796)
                                                       ---------------
Net assets                                             $    1,211,213
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      649,818           575,530    $         1.13
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.15
Band 0                                                        561,395           485,209              1.16
                                                       ---------------   ---------------
 Total                                                 $    1,211,213         1,060,739
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,201)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,201)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,543)
Realized gain distributions                                                                        31,633
Net change in unrealized appreciation (depreciation)                                               15,281
                                                                                           ---------------
Net gain (loss)                                                                                    43,371
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       39,170
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,201)   $              (407)
Net realized gain (loss)                                                    (3,543)                  (158)
Realized gain distributions                                                 31,633                 11,758
Net change in unrealized appreciation (depreciation)                        15,281                (13,025)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           39,170                 (1,832)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,151,750                175,506
Cost of units redeemed                                                    (151,056)                (2,056)
Account charges                                                               (206)                   (63)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,000,488                173,387
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,039,658                171,555
Net assets, beginning                                                      171,555                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,211,213    $           171,555
                                                               ====================   ====================

Units sold                                                               1,036,421                167,355
Units redeemed                                                            (140,955)                (2,082)
                                                               --------------------   --------------------
Net increase (decrease)                                                    895,466                165,273
Units outstanding, beginning                                               165,273                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,060,739                165,273
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,327,256
Cost of units redeemed/account charges                                                           (153,381)
Net investment income (loss)                                                                       (4,608)
Net realized gain (loss)                                                                           (3,701)
Realized gain distributions                                                                        43,391
Net change in unrealized appreciation (depreciation)                                                2,256
                                                                                      --------------------
Net assets                                                                            $         1,211,213
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                576    $           650               1.25%               8.8%
12/31/2015                   1.04                165                172               1.25%               3.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               9.0%
12/31/2015                   1.04                  0                  0               1.00%               4.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               9.3%
12/31/2015                   1.04                  0                  0               0.75%               4.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               9.6%
12/31/2015                   1.05                  0                  0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%               9.9%
12/31/2015                   1.05                  0                  0               0.25%               4.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                485    $           561               0.00%              10.1%
12/31/2015                   1.05                  0                  0               0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         INTECH U.S. MANAGED VOLATILITY FUND SERVICE CLASS - 47103A690

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      254,617    $      242,321            26,365
                                                                         ===============   ===============
Receivables: investments sold                                      72
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      254,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      121,814           118,749    $         1.03
Band 100                                                      132,875           128,959              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $      254,689           247,708
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,618
Mortality & expense charges                                                                        (2,878)
                                                                                           ---------------
Net investment income (loss)                                                                         (260)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,338
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               13,562
                                                                                           ---------------
Net gain (loss)                                                                                    17,900
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       17,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (260)   $           (47,324)
Net realized gain (loss)                                                     4,338               (206,736)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        13,562                 (1,266)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           17,640               (255,326)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    98,479              7,494,756
Cost of units redeemed                                                    (114,594)            (6,986,228)
Account charges                                                                (28)                   (10)
                                                               --------------------   --------------------
Increase (decrease)                                                        (16,143)               508,518
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,497                253,192
Net assets, beginning                                                      253,192                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           254,689    $           253,192
                                                               ====================   ====================

Units sold                                                                  98,870              7,569,799
Units redeemed                                                            (113,492)            (7,307,469)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (14,622)               262,330
Units outstanding, beginning                                               262,330                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  247,708                262,330
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,593,235
Cost of units redeemed/account charges                                                         (7,100,860)
Net investment income (loss)                                                                      (47,584)
Net realized gain (loss)                                                                         (202,398)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               12,296
                                                                                      --------------------
Net assets                                                                            $           254,689
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/24/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                119    $           122               1.25%               6.4%
12/31/2015                   0.96                121                117               1.25%              -3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                129    $           133               1.00%               6.7%
12/31/2015                   0.97                141                136               1.00%              -3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               6.9%
12/31/2015                   0.97                  0                  0               0.75%              -3.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               7.2%
12/31/2015                   0.97                  0                  0               0.50%              -3.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               7.5%
12/31/2015                   0.97                  0                  0               0.25%              -2.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               7.7%
12/31/2015                   0.97                  0                  0               0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   8.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              JANUS GLOBAL LIFE SCIENCES FUND S CLASS - 471023457

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       28,993    $       31,149               658
                                                                         ===============   ===============
Receivables: investments sold                                      92
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       29,085
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       29,085            33,236    $         0.88
Band 100                                                           --                --              0.88
Band 75                                                            --                --              0.88
Band 50                                                            --                --              0.88
Band 25                                                            --                --              0.88
Band 0                                                             --                --              0.89
                                                       ---------------   ---------------
 Total                                                 $       29,085            33,236
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            4
Mortality & expense charges                                                                          (109)
                                                                                           ---------------
Net investment income (loss)                                                                         (105)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (400)
Realized gain distributions                                                                           278
Net change in unrealized appreciation (depreciation)                                               (2,156)
                                                                                           ---------------
Net gain (loss)                                                                                    (2,278)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,383)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (105)   $                --
Net realized gain (loss)                                                      (400)                    --
Realized gain distributions                                                    278                     --
Net change in unrealized appreciation (depreciation)                        (2,156)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,383)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    36,430                     --
Cost of units redeemed                                                      (4,962)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         31,468                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     29,085                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            29,085    $                --
                                                               ====================   ====================

Units sold                                                                  38,694                     --
Units redeemed                                                              (5,458)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     33,236                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   33,236                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            36,430
Cost of units redeemed/account charges                                                             (4,962)
Net investment income (loss)                                                                         (105)
Net realized gain (loss)                                                                             (400)
Realized gain distributions                                                                           278
Net change in unrealized appreciation (depreciation)                                               (2,156)
                                                                                      --------------------
Net assets                                                                            $            29,085
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                 33    $            29               1.25%             -13.7%
12/31/2015                   1.01                  0                  0               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               1.00%             -13.5%
12/31/2015                   1.01                  0                  0               1.00%               1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.75%             -13.3%
12/31/2015                   1.01                  0                  0               0.75%               1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.50%             -13.0%
12/31/2015                   1.01                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.25%             -12.8%
12/31/2015                   1.02                  0                  0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.00%             -12.6%
12/31/2015                   1.02                  0                  0               0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              JANUS GLOBAL LIFE SCIENCES FUND T CLASS - 471023671

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        9,634    $       10,357               213
                                                                         ===============   ===============
Receivables: investments sold                                       7
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        9,641
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        9,641            10,986    $         0.88
Band 100                                                           --                --              0.88
Band 75                                                            --                --              0.88
Band 50                                                            --                --              0.88
Band 25                                                            --                --              0.89
Band 0                                                             --                --              0.89
                                                       ---------------   ---------------
 Total                                                 $        9,641            10,986
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           15
Mortality & expense charges                                                                           (40)
                                                                                           ---------------
Net investment income (loss)                                                                          (25)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                            86
Net change in unrealized appreciation (depreciation)                                                 (723)
                                                                                           ---------------
Net gain (loss)                                                                                      (634)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (659)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (25)   $                --
Net realized gain (loss)                                                         3                     --
Realized gain distributions                                                     86                     --
Net change in unrealized appreciation (depreciation)                          (723)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (659)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    10,424                     --
Cost of units redeemed                                                        (124)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         10,300                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      9,641                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             9,641    $                --
                                                               ====================   ====================

Units sold                                                                  11,112                     --
Units redeemed                                                                (126)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     10,986                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   10,986                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            10,424
Cost of units redeemed/account charges                                                               (124)
Net investment income (loss)                                                                          (25)
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                            86
Net change in unrealized appreciation (depreciation)                                                 (723)
                                                                                      --------------------
Net assets                                                                            $             9,641
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                 11    $            10               1.25%             -13.5%
12/31/2015                   1.01                  0                  0               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               1.00%             -13.3%
12/31/2015                   1.01                  0                  0               1.00%               1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.75%             -13.0%
12/31/2015                   1.01                  0                  0               0.75%               1.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.88                  0    $             0               0.50%             -12.8%
12/31/2015                   1.02                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.25%             -12.6%
12/31/2015                   1.02                  0                  0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.00%             -12.4%
12/31/2015                   1.02                  0                  0               0.00%               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   JANUS ENTERPRISE FUND A CLASS - 47103C829

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      942,549    $      959,420            10,225
                                                                         ===============   ===============
Receivables: investments sold                                   7,745
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      950,294
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      950,294           878,486    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $      950,294           878,486
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,359)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,359)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (496)
Realized gain distributions                                                                        15,785
Net change in unrealized appreciation (depreciation)                                              (16,871)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,582)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,941)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,359)   $                --
Net realized gain (loss)                                                      (496)                    --
Realized gain distributions                                                 15,785                     --
Net change in unrealized appreciation (depreciation)                       (16,871)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,941)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   988,800                     --
Cost of units redeemed                                                     (35,176)                    --
Account charges                                                               (389)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        953,235                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    950,294                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           950,294    $                --
                                                               ====================   ====================

Units sold                                                                 911,458                     --
Units redeemed                                                             (32,972)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    878,486                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  878,486                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           988,800
Cost of units redeemed/account charges                                                            (35,565)
Net investment income (loss)                                                                       (1,359)
Net realized gain (loss)                                                                             (496)
Realized gain distributions                                                                        15,785
Net change in unrealized appreciation (depreciation)                                              (16,871)
                                                                                      --------------------
Net assets                                                                            $           950,294
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                878    $           950               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               8.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               8.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               8.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               8.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   JANUS ENTERPRISE FUND S CLASS - 47103C779

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      104,728     $      104,949              1,158
                                                                            ===============   ================
Receivables: investments sold                                     2,502
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $      107,230
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      107,230             99,151    $          1.08
Band 100                                                             --                 --               1.08
Band 75                                                              --                 --               1.08
Band 50                                                              --                 --               1.09
Band 25                                                              --                 --               1.09
Band 0                                                               --                 --               1.09
                                                         ---------------    ---------------
 Total                                                   $      107,230             99,151
                                                         ===============    ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                              (154)
                                                                                              ----------------
Net investment income (loss)                                                                             (154)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   91
Realized gain distributions                                                                             1,671
Net change in unrealized appreciation (depreciation)                                                     (221)
                                                                                              ----------------
Net gain (loss)                                                                                         1,541
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $         1,387
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $               (154)   $                 --
Net realized gain (loss)                                                           91                      --
Realized gain distributions                                                     1,671                      --
Net change in unrealized appreciation (depreciation)                             (221)                     --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                               1,387                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      128,624                      --
Cost of units redeemed                                                        (22,760)                     --
Account charges                                                                   (21)                     --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           105,843                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       107,230                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            107,230    $                 --
                                                                 =====================   =====================

Units sold                                                                    120,368                      --
Units redeemed                                                                (21,217)                     --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        99,151                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      99,151                      --
                                                                 =====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                 $            128,624
Cost of units redeemed/account charges                                                                (22,781)
Net investment income (loss)                                                                             (154)
Net realized gain (loss)                                                                                   91
Realized gain distributions                                                                             1,671
Net change in unrealized appreciation (depreciation)                                                     (221)
                                                                                         ---------------------
Net assets                                                                               $            107,230
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.08                  99    $            107               1.25%                8.1%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                1.00%               8.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.75%               8.5%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.50%               8.7%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.25%               8.8%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.00%               9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              JANUS BALANCED FUND N CLASS - 47103D108 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          0.99
Band 100                                                             --                 --               0.99
Band 75                                                              --                 --               0.99
Band 50                                                              --                 --               1.00
Band 25                                                              --                 --               1.00
Band 0                                                               --                 --               1.00
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.99                   0    $              0               1.25%               -0.5%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.99                   0    $              0                1.00%              -0.5%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.99                   0    $              0                0.75%              -0.5%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.50%              -0.5%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.25%              -0.5%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             JANUS ENTERPRISE FUND N CLASS - 47103D405 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          0.98
Band 100                                                             --                 --               0.98
Band 75                                                              --                 --               0.98
Band 50                                                              --                 --               0.98
Band 25                                                              --                 --               0.98
Band 0                                                               --                 --               0.98
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.98                   0    $              0               1.25%               -1.8%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                1.00%              -1.8%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.75%              -1.8%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.50%              -1.7%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.25%              -1.7%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.00%              -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            JANUS FLEXIBLE BOND FUND N CLASS - 47103D504 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.00
Band 100                                                             --                 --               1.00
Band 75                                                              --                 --               1.00
Band 50                                                              --                 --               1.00
Band 25                                                              --                 --               1.00
Band 0                                                               --                 --               1.00
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.00                   0    $              0               1.25%               -0.1%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                1.00%              -0.1%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.75%               0.0%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.50%               0.0%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.25%               0.0%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               JANUS TRITON FUND N CLASS - 47103D793 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          0.98
Band 100                                                             --                 --               0.98
Band 75                                                              --                 --               0.98
Band 50                                                              --                 --               0.98
Band 25                                                              --                 --               0.98
Band 0                                                               --                 --               0.98
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.98                   0    $              0               1.25%               -2.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                1.00%              -2.4%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.75%              -2.4%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.50%              -2.3%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.25%              -2.3%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.00%              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PERKINS SMALL CAP VALUE FUND N CLASS - 47103D728 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.00
Band 100                                                             --                 --               1.00
Band 75                                                              --                 --               1.00
Band 50                                                              --                 --               1.00
Band 25                                                              --                 --               1.00
Band 0                                                               --                 --               1.00
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.00                   0    $              0               1.25%               -0.5%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                1.00%              -0.5%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.75%              -0.4%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.50%              -0.4%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.25%              -0.4%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         LORD ABBETT BOND-DEBENTURE FUND A CLASS - 544004104 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.06
Band 100                                                             --                 --               1.07
Band 75                                                              --                 --               1.07
Band 50                                                              --                 --               1.08
Band 25                                                              --                 --               1.09
Band 0                                                               --                 --               1.10
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.06                   0    $              0               1.25%               11.0%
12/31/2015                    0.96                   0                   0               1.25%               -3.0%
12/31/2014                    0.99                   0                   0               1.25%               -1.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                1.00%              11.3%
12/31/2015                    0.96                   0                   0                1.00%              -2.7%
12/31/2014                    0.99                   0                   0                1.00%              -1.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                0.75%              11.5%
12/31/2015                    0.96                   0                   0                0.75%              -2.5%
12/31/2014                    0.99                   0                   0                0.75%              -1.2%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.50%              11.8%
12/31/2015                    0.97                   0                   0                0.50%              -2.2%
12/31/2014                    0.99                   0                   0                0.50%              -1.1%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.25%              12.1%
12/31/2015                    0.97                   0                   0                0.25%              -2.0%
12/31/2014                    0.99                   0                   0                0.25%              -0.9%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.10                   0    $              0                0.00%              12.4%
12/31/2015                    0.97                   0                   0                0.00%              -1.8%
12/31/2014                    0.99                   0                   0                0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND R3 CLASS - 544004807 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.05
Band 100                                                             --                 --               1.06
Band 75                                                              --                 --               1.07
Band 50                                                              --                 --               1.07
Band 25                                                              --                 --               1.08
Band 0                                                               --                 --               1.09
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.05                   0    $              0               1.25%               10.7%
12/31/2015                    0.95                   0                   0               1.25%               -3.1%
12/31/2014                    0.98                   0                   0               1.25%               -1.7%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.06                   0    $              0                1.00%              11.0%
12/31/2015                    0.96                   0                   0                1.00%              -2.9%
12/31/2014                    0.98                   0                   0                1.00%              -1.6%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                0.75%              11.2%
12/31/2015                    0.96                   0                   0                0.75%              -2.7%
12/31/2014                    0.99                   0                   0                0.75%              -1.5%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                0.50%              11.5%
12/31/2015                    0.96                   0                   0                0.50%              -2.4%
12/31/2014                    0.99                   0                   0                0.50%              -1.3%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.25%              11.8%
12/31/2015                    0.97                   0                   0                0.25%              -2.2%
12/31/2014                    0.99                   0                   0                0.25%              -1.2%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.00%              12.1%
12/31/2015                    0.97                   0                   0                0.00%              -1.9%
12/31/2014                    0.99                   0                   0                0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R3 CLASS - 543913776

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      312,969     $      322,384             22,463
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                    (281)
                                                         ---------------
Net assets                                               $      312,688
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      132,202            103,199    $          1.28
Band 100                                                        180,486            139,760               1.29
Band 75                                                              --                 --               1.30
Band 50                                                              --                 --               1.31
Band 25                                                              --                 --               1.32
Band 0                                                               --                 --               1.33
                                                         ---------------    ---------------
 Total                                                   $      312,688            242,959
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $         3,761
Mortality & expense charges                                                                            (2,605)
                                                                                              ----------------
Net investment income (loss)                                                                            1,156
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (11,241)
Realized gain distributions                                                                            20,252
Net change in unrealized appreciation (depreciation)                                                   12,804
                                                                                              ----------------
Net gain (loss)                                                                                        21,815
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        22,971
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $              1,156    $                651
Net realized gain (loss)                                                      (11,241)                 (1,669)
Realized gain distributions                                                    20,252                   9,853
Net change in unrealized appreciation (depreciation)                           12,804                 (14,132)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              22,971                  (5,297)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      254,816                  33,889
Cost of units redeemed                                                       (128,918)                (25,534)
Account charges                                                                   (22)                    (29)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           125,876                   8,326
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       148,847                   3,029
Net assets, beginning                                                         163,841                 160,812
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            312,688    $            163,841
                                                                 =====================   =====================

Units sold                                                                    203,831                  29,981
Units redeemed                                                               (105,667)                (22,016)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        98,164                   7,965
Units outstanding, beginning                                                  144,795                 136,830
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     242,959                 144,795
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            468,625
Cost of units redeemed/account charges                                                               (188,388)
Net investment income (loss)                                                                            2,471
Net realized gain (loss)                                                                              (12,777)
Realized gain distributions                                                                            52,172
Net change in unrealized appreciation (depreciation)                                                   (9,415)
                                                                                         ---------------------
Net assets                                                                               $            312,688
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.28                 103    $            132               1.25%               13.5%
12/31/2015                    1.13                  76                  86               1.25%               -3.8%
12/31/2014                    1.17                  68                  80               1.25%                9.9%
12/31/2013                    1.07                  75                  80               1.25%                6.8%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.29                 140    $            180                1.00%              13.8%
12/31/2015                    1.13                  69                  78                1.00%              -3.6%
12/31/2014                    1.18                  69                  81                1.00%              10.2%
12/31/2013                    1.07                  10                  11                1.00%               6.8%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.30                   0    $              0                0.75%              14.1%
12/31/2015                    1.14                   0                   0                0.75%              -3.3%
12/31/2014                    1.18                   0                   0                0.75%              10.5%
12/31/2013                    1.07                   0                   0                0.75%               6.9%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.31                   0    $              0                0.50%              14.4%
12/31/2015                    1.15                   0                   0                0.50%              -3.1%
12/31/2014                    1.18                   0                   0                0.50%              10.7%
12/31/2013                    1.07                   0                   0                0.50%               6.9%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.32                   0    $              0                0.25%              14.6%
12/31/2015                    1.15                   0                   0                0.25%              -2.9%
12/31/2014                    1.19                   0                   0                0.25%              11.0%
12/31/2013                    1.07                   0                   0                0.25%               7.0%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.33                   0    $              0                0.00%              14.9%
12/31/2015                    1.16                   0                   0                0.00%              -2.6%
12/31/2014                    1.19                   0                   0                0.00%              11.3%
12/31/2013                    1.07                   0                   0                0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    1.6%
                  2015                                    1.4%
                  2014                                    1.6%
                  2013                                    0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND A CLASS - 543913859 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.29
Band 100                                                             --                 --               1.30
Band 75                                                              --                 --               1.31
Band 50                                                              --                 --               1.32
Band 25                                                              --                 --               1.33
Band 0                                                               --                 --               1.34
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $             15,958
Cost of units redeemed/account charges                                                                (16,809)
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                  524
Realized gain distributions                                                                               327
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.29                   0    $              0               1.25%               13.7%
12/31/2015                    1.14                   0                   0               1.25%               -3.6%
12/31/2014                    1.18                   0                   0               1.25%               10.2%
12/31/2013                    1.07                  14                  15               1.25%                6.9%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.30                   0    $              0                1.00%              14.0%
12/31/2015                    1.14                   0                   0                1.00%              -3.3%
12/31/2014                    1.18                   0                   0                1.00%              10.5%
12/31/2013                    1.07                   0                   0                1.00%               7.0%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.31                   0    $              0                0.75%              14.3%
12/31/2015                    1.15                   0                   0                0.75%              -3.1%
12/31/2014                    1.19                   0                   0                0.75%              10.7%
12/31/2013                    1.07                   0                   0                0.75%               7.0%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.32                   0    $              0                0.50%              14.6%
12/31/2015                    1.15                   0                   0                0.50%              -2.9%
12/31/2014                    1.19                   0                   0                0.50%              11.0%
12/31/2013                    1.07                   0                   0                0.50%               7.1%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.33                   0    $              0                0.25%              14.8%
12/31/2015                    1.16                   0                   0                0.25%              -2.6%
12/31/2014                    1.19                   0                   0                0.25%              11.3%
12/31/2013                    1.07                   0                   0                0.25%               7.1%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.34                   0    $              0                0.00%              15.1%
12/31/2015                    1.17                   0                   0                0.00%              -2.4%
12/31/2014                    1.20                   0                   0                0.00%              11.6%
12/31/2013                    1.07                   0                   0                0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.8%
                  2013                                    0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND A CLASS - 544006109

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $    3,359,042     $    4,099,722            185,388
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                 (31,324)
                                                         ---------------
Net assets                                               $    3,327,718
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      277,559            202,948    $          1.37
Band 100                                                             --                 --               1.39
Band 75                                                              --                 --               1.41
Band 50                                                              --                 --               1.43
Band 25                                                              --                 --               1.45
Band 0                                                        3,050,159          2,081,508               1.47
                                                         ---------------    ---------------
 Total                                                   $    3,327,718          2,284,456
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                            (4,206)
                                                                                              ----------------
Net investment income (loss)                                                                           (4,206)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (206,858)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                  128,819
                                                                                              ----------------
Net gain (loss)                                                                                       (78,039)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $       (82,245)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             (4,206)   $             (7,786)
Net realized gain (loss)                                                     (206,858)                (43,118)
Realized gain distributions                                                        --                 328,209
Net change in unrealized appreciation (depreciation)                          128,819                (674,934)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                             (82,245)               (397,629)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      622,292               1,591,006
Cost of units redeemed                                                       (740,502)             (1,370,297)
Account charges                                                                (8,677)                 (7,889)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                          (126,887)                212,820
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                      (209,132)               (184,809)
Net assets, beginning                                                       3,536,850               3,721,659
                                                                 ---------------------   ---------------------
Net assets, ending                                               $          3,327,718    $          3,536,850
                                                                 =====================   =====================

Units sold                                                                    457,651                 958,772
Units redeemed                                                               (537,369)               (861,255)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (79,718)                 97,517
Units outstanding, beginning                                                2,364,174               2,266,657
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                   2,284,456               2,364,174
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $         10,010,166
Cost of units redeemed/account charges                                                             (7,888,415)
Net investment income (loss)                                                                          (27,572)
Net realized gain (loss)                                                                               94,118
Realized gain distributions                                                                         1,880,101
Net change in unrealized appreciation (depreciation)                                                 (740,680)
                                                                                         ---------------------
Net assets                                                                               $          3,327,718
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.37                 203    $            278               1.25%               -3.9%
12/31/2015                    1.42                 290                 413               1.25%              -10.0%
12/31/2014                    1.58                 360                 570               1.25%                2.0%
12/31/2013                    1.55                 346                 537               1.25%               55.2%
12/31/2012                    1.00                 234                 234               1.25%                9.0%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.39                   0    $              0                1.00%              -3.7%
12/31/2015                    1.44                   0                   0                1.00%              -9.8%
12/31/2014                    1.60                   0                   0                1.00%               2.2%
12/31/2013                    1.56                   0                   0                1.00%              55.6%
12/31/2012                    1.00                   0                   0                1.00%               9.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.41                   0    $              0                0.75%              -3.4%
12/31/2015                    1.46                   0                   0                0.75%              -9.6%
12/31/2014                    1.61                   0                   0                0.75%               2.5%
12/31/2013                    1.57                   0                   0                0.75%              56.0%
12/31/2012                    1.01                   0                   0                0.75%               9.6%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.43                   0    $              0                0.50%              -3.2%
12/31/2015                    1.47                   0                   0                0.50%              -9.3%
12/31/2014                    1.62                   0                   0                0.50%               2.7%
12/31/2013                    1.58                   0                   0                0.50%              56.4%
12/31/2012                    1.01                   0                   0                0.50%               9.8%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.45                   0    $              0                0.25%              -3.0%
12/31/2015                    1.49                   0                   0                0.25%              -9.1%
12/31/2014                    1.64                   0                   0                0.25%               3.0%
12/31/2013                    1.59                   0                   0                0.25%              56.8%
12/31/2012                    1.01                   0                   0                0.25%              10.1%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.47               2,082    $          3,050                0.00%              -2.7%
12/31/2015                    1.51               2,074               3,124                0.00%              -8.9%
12/31/2014                    1.65               1,906               3,152                0.00%               3.3%
12/31/2013                    1.60               2,271               3,637                0.00%              57.2%
12/31/2012                    1.02               2,531               2,578                0.00%              10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND P CLASS - 544006406

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $    1,652,437     $    2,134,563             95,075
                                                                            ===============   ================
Receivables: investments sold                                     2,834
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $    1,655,271
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      760,751            310,525    $          2.45
Band 100                                                        518,330            205,293               2.52
Band 75                                                              --                 --               2.60
Band 50                                                              --                 --               2.68
Band 25                                                              --                 --               2.76
Band 0                                                          376,190            132,088               2.85
                                                         ---------------    ---------------
 Total                                                   $    1,655,271            647,906
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                           (15,515)
                                                                                              ----------------
Net investment income (loss)                                                                          (15,515)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (192,069)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                  123,708
                                                                                              ----------------
Net gain (loss)                                                                                       (68,361)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $       (83,876)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $            (15,515)   $            (23,743)
Net realized gain (loss)                                                     (192,069)                (25,798)
Realized gain distributions                                                        --                 195,233
Net change in unrealized appreciation (depreciation)                          123,708                (356,877)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                             (83,876)               (211,185)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      165,116                 456,475
Cost of units redeemed                                                       (507,062)               (790,332)
Account charges                                                                  (356)                   (267)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                          (342,302)               (334,124)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                      (426,178)               (545,309)
Net assets, beginning                                                       2,081,449               2,626,758
                                                                 ---------------------   ---------------------
Net assets, ending                                               $          1,655,271    $          2,081,449
                                                                 =====================   =====================

Units sold                                                                     67,486                 195,451
Units redeemed                                                               (207,804)               (310,856)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                      (140,318)               (115,405)
Units outstanding, beginning                                                  788,224                 903,629
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     647,906                 788,224
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $          6,879,715
Cost of units redeemed/account charges                                                             (6,154,204)
Net investment income (loss)                                                                          (83,910)
Net realized gain (loss)                                                                               80,487
Realized gain distributions                                                                         1,415,309
Net change in unrealized appreciation (depreciation)                                                 (482,126)
                                                                                         ---------------------
Net assets                                                                               $          1,655,271
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           2.45                 311    $            761               1.25%               -3.9%
12/31/2015                    2.55                 348                 887               1.25%              -10.0%
12/31/2014                    2.83                 489               1,385               1.25%                2.0%
12/31/2013                    2.78                 922               2,561               1.25%               55.3%
12/31/2012                    1.79                 554                 990               1.25%                9.0%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.52                 205    $            518                1.00%              -3.6%
12/31/2015                    2.62                 307                 804                1.00%              -9.8%
12/31/2014                    2.90                 293                 850                1.00%               2.2%
12/31/2013                    2.84                  38                 108                1.00%              55.7%
12/31/2012                    1.82                  49                  89                1.00%               9.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.60                   0    $              0                0.75%              -3.4%
12/31/2015                    2.69                   0                   0                0.75%              -9.6%
12/31/2014                    2.98                   0                   0                0.75%               2.5%
12/31/2013                    2.91                   0                   0                0.75%              56.1%
12/31/2012                    1.86                   0                   0                0.75%               9.5%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.68                   0    $              0                0.50%              -3.2%
12/31/2015                    2.77                   0                   0                0.50%              -9.3%
12/31/2014                    3.05                   0                   0                0.50%               2.8%
12/31/2013                    2.97                   0                   0                0.50%              56.5%
12/31/2012                    1.90                   0                   0                0.50%               9.8%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.76                   0    $              0                0.25%              -2.9%
12/31/2015                    2.85                   0                   0                0.25%              -9.1%
12/31/2014                    3.13                   0                   0                0.25%               3.0%
12/31/2013                    3.04                   0                   0                0.25%              56.9%
12/31/2012                    1.94                   0                   0                0.25%              10.1%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.85                 132    $            376                0.00%              -2.7%
12/31/2015                    2.93                 133                 390                0.00%              -8.9%
12/31/2014                    3.21                 122                 391                0.00%               3.3%
12/31/2013                    3.11                 116                 361                0.00%              57.3%
12/31/2012                    1.98                 150                 297                0.00%              10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND R3 CLASS - 544006802

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $    1,620,960     $    1,960,218             93,050
                                                                            ===============   ================
Receivables: investments sold                                     8,352
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $    1,629,312
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $    1,598,026          1,080,917    $          1.48
Band 100                                                         31,286             20,685               1.51
Band 75                                                              --                 --               1.55
Band 50                                                              --                 --               1.58
Band 25                                                              --                 --               1.62
Band 0                                                               --                 --               1.66
                                                         ---------------    ---------------
 Total                                                   $    1,629,312          1,101,602
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                           (19,860)
                                                                                              ----------------
Net investment income (loss)                                                                          (19,860)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (98,370)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   56,304
                                                                                              ----------------
Net gain (loss)                                                                                       (42,066)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $       (61,926)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $            (19,860)   $            (24,778)
Net realized gain (loss)                                                      (98,370)                    773
Realized gain distributions                                                        --                 154,898
Net change in unrealized appreciation (depreciation)                           56,304                (312,598)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                             (61,926)               (181,705)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      389,312                 607,374
Cost of units redeemed                                                       (376,238)             (1,059,181)
Account charges                                                                (3,176)                 (3,604)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                             9,898                (455,411)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (52,028)               (637,116)
Net assets, beginning                                                       1,681,340               2,318,456
                                                                 ---------------------   ---------------------
Net assets, ending                                               $          1,629,312    $          1,681,340
                                                                 =====================   =====================

Units sold                                                                    278,095                 361,998
Units redeemed                                                               (265,638)               (621,243)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        12,457                (259,245)
Units outstanding, beginning                                                1,089,145               1,348,390
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                   1,101,602               1,089,145
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $          6,557,498
Cost of units redeemed/account charges                                                             (5,842,478)
Net investment income (loss)                                                                         (142,614)
Net realized gain (loss)                                                                              218,454
Realized gain distributions                                                                         1,177,710
Net change in unrealized appreciation (depreciation)                                                 (339,258)
                                                                                         ---------------------
Net assets                                                                               $          1,629,312
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.48               1,081    $          1,598               1.25%               -4.2%
12/31/2015                    1.54               1,068               1,649               1.25%              -10.2%
12/31/2014                    1.72               1,328               2,282               1.25%                1.8%
12/31/2013                    1.69               1,445               2,440               1.25%               55.0%
12/31/2012                    1.09               1,583               1,724               1.25%                8.8%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.51                  21    $             31                1.00%              -4.0%
12/31/2015                    1.57                  21                  33                1.00%             -10.0%
12/31/2014                    1.75                  21                  36                1.00%               2.1%
12/31/2013                    1.71                  21                  35                1.00%              55.4%
12/31/2012                    1.10                  21                  23                1.00%               9.1%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.55                   0    $              0                0.75%              -3.7%
12/31/2015                    1.61                   0                   0                0.75%              -9.8%
12/31/2014                    1.78                   0                   0                0.75%               2.3%
12/31/2013                    1.74                   0                   0                0.75%              55.8%
12/31/2012                    1.12                   0                   0                0.75%               9.4%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.58                   0    $              0                0.50%              -3.5%
12/31/2015                    1.64                   0                   0                0.50%              -9.6%
12/31/2014                    1.81                   0                   0                0.50%               2.6%
12/31/2013                    1.77                   0                   0                0.50%              56.2%
12/31/2012                    1.13                   0                   0                0.50%               9.7%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.62                   0    $              0                0.25%              -3.2%
12/31/2015                    1.67                   0                   0                0.25%              -9.3%
12/31/2014                    1.85                   0                   0                0.25%               2.8%
12/31/2013                    1.80                   0                   0                0.25%              56.6%
12/31/2012                    1.15                   0                   0                0.25%               9.9%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.66                   0    $              0                0.00%              -3.0%
12/31/2015                    1.71                   0                   0                0.00%              -9.1%
12/31/2014                    1.88                   0                   0                0.00%               3.1%
12/31/2013                    1.82                   0                   0                0.00%              57.0%
12/31/2012                    1.16                   0                   0                0.00%              10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT FUNDAMENTAL EQUITY FUND R3 CLASS - 543915540

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $       35,311     $       32,548              2,770
                                                                            ===============   ================
Receivables: investments sold                                        14
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $       35,325
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $       35,325             22,505    $          1.57
Band 100                                                             --                 --               1.59
Band 75                                                              --                 --               1.61
Band 50                                                              --                 --               1.64
Band 25                                                              --                 --               1.66
Band 0                                                               --                 --               1.68
                                                         ---------------    ---------------
 Total                                                   $       35,325             22,505
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $           421
Mortality & expense charges                                                                            (1,120)
                                                                                              ----------------
Net investment income (loss)                                                                             (699)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (20,877)
Realized gain distributions                                                                             1,209
Net change in unrealized appreciation (depreciation)                                                   25,690
                                                                                              ----------------
Net gain (loss)                                                                                         6,022
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $         5,323
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $               (699)   $             (1,757)
Net realized gain (loss)                                                      (20,877)               (159,160)
Realized gain distributions                                                     1,209                  48,803
Net change in unrealized appreciation (depreciation)                           25,690                  90,255
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                               5,323                 (21,859)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                       25,676                 436,253
Cost of units redeemed                                                       (216,305)             (1,218,698)
Account charges                                                                   (20)                   (355)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                          (190,649)               (782,800)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                      (185,326)               (804,659)
Net assets, beginning                                                         220,651               1,025,310
                                                                 ---------------------   ---------------------
Net assets, ending                                               $             35,325    $            220,651
                                                                 =====================   =====================

Units sold                                                                     18,832                 320,751
Units redeemed                                                               (156,705)               (862,231)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                      (137,873)               (541,480)
Units outstanding, beginning                                                  160,378                 701,858
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      22,505                 160,378
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $          2,633,262
Cost of units redeemed/account charges                                                             (2,933,931)
Net investment income (loss)                                                                          (18,431)
Net realized gain (loss)                                                                             (130,444)
Realized gain distributions                                                                           482,106
Net change in unrealized appreciation (depreciation)                                                    2,763
                                                                                         ---------------------
Net assets                                                                               $             35,325
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.57                  23    $             35               1.25%               14.1%
12/31/2015                    1.38                 160                 221               1.25%               -4.6%
12/31/2014                    1.44                 500                 722               1.25%                5.4%
12/31/2013                    1.37                 790               1,080               1.25%               34.8%
12/31/2012                    1.01                 273                 277               1.25%                9.1%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.59                   0    $              0                1.00%              14.4%
12/31/2015                    1.39                   0                   0                1.00%              -4.4%
12/31/2014                    1.45                   0                   0                1.00%               5.7%
12/31/2013                    1.38                   0                   0                1.00%              35.1%
12/31/2012                    1.02                   0                   0                1.00%               9.4%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.61                   0    $              0                0.75%              14.7%
12/31/2015                    1.41                   0                   0                0.75%              -4.1%
12/31/2014                    1.47                   0                   0                0.75%               5.9%
12/31/2013                    1.39                   0                   0                0.75%              35.5%
12/31/2012                    1.02                   0                   0                0.75%               9.7%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.64                   0    $              0                0.50%              14.9%
12/31/2015                    1.42                   0                   0                0.50%              -3.9%
12/31/2014                    1.48                   0                   0                0.50%               6.2%
12/31/2013                    1.39                   0                   0                0.50%              35.8%
12/31/2012                    1.03                   0                   0                0.50%              10.0%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.66                   0    $              0                0.25%              15.2%
12/31/2015                    1.44                   0                   0                0.25%              -3.6%
12/31/2014                    1.49                   0                   0                0.25%               6.5%
12/31/2013                    1.40                   0                   0                0.25%              36.2%
12/31/2012                    1.03                   0                   0                0.25%              10.2%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.68                   0    $              0                0.00%              15.5%
12/31/2015                    1.46                   0                   0                0.00%              -3.4%
12/31/2014                    1.51                 201                 304                0.00%               6.7%
12/31/2013                    1.41                 328                 464                0.00%              36.5%
12/31/2012                    1.03                   0                   0                0.00%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.3%
                  2015                                    0.9%
                  2014                                    0.4%
                  2013                                    0.2%
                  2012                                    0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT FUNDAMENTAL EQUITY FUND A CLASS - 543915862

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.59
Band 100                                                             --                 --               1.61
Band 75                                                              --                 --               1.63
Band 50                                                              --                 --               1.65
Band 25                                                              --                 --               1.68
Band 0                                                               --                 --               1.70
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $               (468)
Net realized gain (loss)                                                           --                 (22,674)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                  21,646
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                  (1,496)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                   8,399
Cost of units redeemed                                                             --                (197,622)
Account charges                                                                    --                      (2)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                (189,225)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                (190,721)
Net assets, beginning                                                              --                 190,721
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                   5,849
Units redeemed                                                                     --                (137,353)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                (131,504)
Units outstanding, beginning                                                       --                 131,504
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            316,691
Cost of units redeemed/account charges                                                               (335,150)
Net investment income (loss)                                                                           (1,523)
Net realized gain (loss)                                                                              (29,216)
Realized gain distributions                                                                            49,198
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.59                   0    $              0               1.25%               14.3%
12/31/2015                    1.39                   0                   0               1.25%               -4.3%
12/31/2014                    1.45                 132                 191               1.25%                5.6%
12/31/2013                    1.37                 115                 158               1.25%               34.9%
12/31/2012                    1.02                   0                   0               1.25%                9.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.61                   0    $              0                1.00%              14.6%
12/31/2015                    1.40                   0                   0                1.00%              -4.1%
12/31/2014                    1.46                   0                   0                1.00%               5.9%
12/31/2013                    1.38                   0                   0                1.00%              35.3%
12/31/2012                    1.02                   0                   0                1.00%               9.6%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.63                   0    $              0                0.75%              14.9%
12/31/2015                    1.42                   0                   0                0.75%              -3.9%
12/31/2014                    1.48                   0                   0                0.75%               6.1%
12/31/2013                    1.39                   0                   0                0.75%              35.6%
12/31/2012                    1.03                   0                   0                0.75%               9.9%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.65                   0    $              0                0.50%              15.2%
12/31/2015                    1.44                   0                   0                0.50%              -3.6%
12/31/2014                    1.49                   0                   0                0.50%               6.4%
12/31/2013                    1.40                   0                   0                0.50%              35.9%
12/31/2012                    1.03                   0                   0                0.50%              10.2%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.68                   0    $              0                0.25%              15.5%
12/31/2015                    1.45                   0                   0                0.25%              -3.4%
12/31/2014                    1.50                   0                   0                0.25%               6.7%
12/31/2013                    1.41                   0                   0                0.25%              36.3%
12/31/2012                    1.03                   0                   0                0.25%              10.5%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.70                   0    $              0                0.00%              15.7%
12/31/2015                    1.47                   0                   0                0.00%              -3.1%
12/31/2014                    1.52                   0                   0                0.00%               6.9%
12/31/2013                    1.42                   0                   0                0.00%              36.6%
12/31/2012                    1.04                   0                   0                0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.7%
                  2013                                    0.4%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      LORD ABBETT GROWTH OPPORTUNITIES FUND A CLASS - 54400R103 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.39
Band 100                                                             --                 --               1.41
Band 75                                                              --                 --               1.43
Band 50                                                              --                 --               1.45
Band 25                                                              --                 --               1.47
Band 0                                                               --                 --               1.49
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.39                   0    $              0               1.25%               -0.2%
12/31/2015                    1.39                   0                   0               1.25%                1.4%
12/31/2014                    1.37                   0                   0               1.25%                5.0%
12/31/2013                    1.31                   0                   0               1.25%               35.4%
12/31/2012                    0.97                   0                   0               1.25%               12.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.41                   0    $              0                1.00%               0.0%
12/31/2015                    1.41                   0                   0                1.00%               1.7%
12/31/2014                    1.39                   0                   0                1.00%               5.3%
12/31/2013                    1.32                   0                   0                1.00%              35.7%
12/31/2012                    0.97                   0                   0                1.00%              12.7%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.43                   0    $              0                0.75%               0.3%
12/31/2015                    1.42                   0                   0                0.75%               1.9%
12/31/2014                    1.40                   0                   0                0.75%               5.5%
12/31/2013                    1.32                   0                   0                0.75%              36.1%
12/31/2012                    0.97                   0                   0                0.75%              13.0%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.45                   0    $              0                0.50%               0.5%
12/31/2015                    1.44                   0                   0                0.50%               2.2%
12/31/2014                    1.41                   0                   0                0.50%               5.8%
12/31/2013                    1.33                   0                   0                0.50%              36.4%
12/31/2012                    0.98                   0                   0                0.50%              13.2%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.47                   0    $              0                0.25%               0.8%
12/31/2015                    1.46                   0                   0                0.25%               2.4%
12/31/2014                    1.42                   0                   0                0.25%               6.1%
12/31/2013                    1.34                   0                   0                0.25%              36.7%
12/31/2012                    0.98                   0                   0                0.25%              13.5%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.49                   0    $              0                0.00%               1.0%
12/31/2015                    1.47                   0                   0                0.00%               2.7%
12/31/2014                    1.43                   0                   0                0.00%               6.3%
12/31/2013                    1.35                   0                   0                0.00%              37.1%
12/31/2012                    0.98                   0                   0                0.00%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT GROWTH OPPORTUNITIES FUND P CLASS - 54400R509

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      116,410     $      136,539              6,556
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                    (234)
                                                         ---------------
Net assets                                               $      116,176
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $       58,865             28,936    $          2.03
Band 100                                                         57,311             27,336               2.10
Band 75                                                              --                 --               2.16
Band 50                                                              --                 --               2.23
Band 25                                                              --                 --               2.29
Band 0                                                               --                 --               2.36
                                                         ---------------    ---------------
 Total                                                   $      116,176             56,272
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                            (1,483)
                                                                                              ----------------
Net investment income (loss)                                                                           (1,483)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (7,610)
Realized gain distributions                                                                             3,705
Net change in unrealized appreciation (depreciation)                                                    4,602
                                                                                              ----------------
Net gain (loss)                                                                                           697
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $          (786)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             (1,483)   $             (2,184)
Net realized gain (loss)                                                       (7,610)                  3,756
Realized gain distributions                                                     3,705                  19,001
Net change in unrealized appreciation (depreciation)                            4,602                 (15,362)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                (786)                  5,211
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                 108,460
Cost of units redeemed                                                        (37,802)               (171,162)
Account charges                                                                   (12)                    (12)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           (37,814)                (62,714)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (38,600)                (57,503)
Net assets, beginning                                                         154,776                 212,279
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            116,176    $            154,776
                                                                 =====================   =====================

Units sold                                                                         --                  51,588
Units redeemed                                                                (18,490)                (81,337)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (18,490)                (29,749)
Units outstanding, beginning                                                   74,762                 104,511
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                      56,272                  74,762
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            490,866
Cost of units redeemed/account charges                                                               (477,424)
Net investment income (loss)                                                                          (14,459)
Net realized gain (loss)                                                                               30,537
Realized gain distributions                                                                           106,785
Net change in unrealized appreciation (depreciation)                                                  (20,129)
                                                                                         ---------------------
Net assets                                                                               $            116,176
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           2.03                  29    $             59               1.25%               -0.4%
12/31/2015                    2.04                  39                  79               1.25%                1.2%
12/31/2014                    2.02                  79                 160               1.25%                4.8%
12/31/2013                    1.93                 100                 192               1.25%               35.3%
12/31/2012                    1.42                 128                 182               1.25%               12.2%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.10                  27    $             57                1.00%              -0.2%
12/31/2015                    2.10                  36                  76                1.00%               1.4%
12/31/2014                    2.07                  25                  53                1.00%               5.1%
12/31/2013                    1.97                   0                   0                1.00%              35.6%
12/31/2012                    1.45                   0                   0                1.00%              12.5%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.16                   0    $              0                0.75%               0.1%
12/31/2015                    2.16                   0                   0                0.75%               1.7%
12/31/2014                    2.12                   0                   0                0.75%               5.3%
12/31/2013                    2.02                   0                   0                0.75%              36.0%
12/31/2012                    1.48                   0                   0                0.75%              12.8%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.23                   0    $              0                0.50%               0.3%
12/31/2015                    2.22                   0                   0                0.50%               2.0%
12/31/2014                    2.18                   0                   0                0.50%               5.6%
12/31/2013                    2.06                   0                   0                0.50%              36.3%
12/31/2012                    1.51                   0                   0                0.50%              13.1%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.29                   0    $              0                0.25%               0.6%
12/31/2015                    2.28                   0                   0                0.25%               2.2%
12/31/2014                    2.23                   0                   0                0.25%               5.8%
12/31/2013                    2.11                   0                   0                0.25%              36.7%
12/31/2012                    1.54                   0                   0                0.25%              13.4%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           2.36                   0    $              0                0.00%               0.8%
12/31/2015                    2.35                   0                   0                0.00%               2.5%
12/31/2014                    2.29                   0                   0                0.00%               6.1%
12/31/2013                    2.16                   0                   0                0.00%              37.0%
12/31/2012                    1.57                   0                   0                0.00%              13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           LORD ABBETT GROWTH OPPORTUNITIES FUND R3 CLASS - 54400R806

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      246,232     $      269,839             13,972
                                                                            ===============   ================
Receivables: investments sold                                       664
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $      246,896
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      246,896            160,174    $          1.54
Band 100                                                             --                 --               1.58
Band 75                                                              --                 --               1.61
Band 50                                                              --                 --               1.65
Band 25                                                              --                 --               1.69
Band 0                                                               --                 --               1.73
                                                         ---------------    ---------------
 Total                                                   $      246,896            160,174
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                            (2,205)
                                                                                              ----------------
Net investment income (loss)                                                                           (2,205)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (3,662)
Realized gain distributions                                                                             7,795
Net change in unrealized appreciation (depreciation)                                                   (6,015)
                                                                                              ----------------
Net gain (loss)                                                                                        (1,882)
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        (4,087)
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             (2,205)   $             (1,501)
Net realized gain (loss)                                                       (3,662)                (16,587)
Realized gain distributions                                                     7,795                  18,500
Net change in unrealized appreciation (depreciation)                           (6,015)                  3,725
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              (4,087)                  4,137
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      124,350                 116,894
Cost of units redeemed                                                        (21,905)               (287,010)
Account charges                                                                   (15)                   (251)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           102,430                (170,367)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        98,343                (166,230)
Net assets, beginning                                                         148,553                 314,783
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            246,896    $            148,553
                                                                 =====================   =====================

Units sold                                                                     78,891                  76,424
Units redeemed                                                                (14,524)               (186,185)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        64,367                (109,761)
Units outstanding, beginning                                                   95,807                 205,568
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     160,174                  95,807
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $          1,691,773
Cost of units redeemed/account charges                                                             (1,576,928)
Net investment income (loss)                                                                          (15,938)
Net realized gain (loss)                                                                               59,530
Realized gain distributions                                                                           112,066
Net change in unrealized appreciation (depreciation)                                                  (23,607)
                                                                                         ---------------------
Net assets                                                                               $            246,896
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.54                 160    $            247               1.25%               -0.5%
12/31/2015                    1.55                  95                 147               1.25%                1.2%
12/31/2014                    1.53                 205                 314               1.25%                4.8%
12/31/2013                    1.46                 104                 152               1.25%               35.3%
12/31/2012                    1.08                 157                 170               1.25%               12.2%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.58                   0    $              0                1.00%              -0.2%
12/31/2015                    1.58                   0                   0                1.00%               1.4%
12/31/2014                    1.56                   0                   0                1.00%               5.0%
12/31/2013                    1.48                   0                   0                1.00%              35.6%
12/31/2012                    1.09                   0                   0                1.00%              12.5%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.61                   0    $              0                0.75%               0.0%
12/31/2015                    1.61                   0                   0                0.75%               1.7%
12/31/2014                    1.59                   0                   0                0.75%               5.3%
12/31/2013                    1.51                   0                   0                0.75%              36.0%
12/31/2012                    1.11                   0                   0                0.75%              12.8%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.65                   0    $              0                0.50%               0.3%
12/31/2015                    1.65                   0                   0                0.50%               1.9%
12/31/2014                    1.62                   0                   0                0.50%               5.5%
12/31/2013                    1.53                   0                   0                0.50%              36.3%
12/31/2012                    1.12                   0                   0                0.50%              13.0%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.69                   0    $              0                0.25%               0.5%
12/31/2015                    1.68                   0                   0                0.25%               2.2%
12/31/2014                    1.64                   0                   0                0.25%               5.8%
12/31/2013                    1.55                   0                   0                0.25%              36.6%
12/31/2012                    1.14                   0                   0                0.25%              13.3%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.73                   0    $              0                0.00%               0.8%
12/31/2015                    1.71                   1                   2                0.00%               2.4%
12/31/2014                    1.67                   0                   1                0.00%               6.1%
12/31/2013                    1.58                   0                   0                0.00%              37.0%
12/31/2012                    1.15                   0                   0                0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 LORD ABBETT HIGH YIELD FUND A CLASS - 54400N102

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      444,486     $      421,053             59,506
                                                                            ===============   ================
Receivables: investments sold                                     2,408
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $      446,894
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      446,894            418,453    $          1.07
Band 100                                                             --                 --               1.07
Band 75                                                              --                 --               1.08
Band 50                                                              --                 --               1.09
Band 25                                                              --                 --               1.10
Band 0                                                               --                 --               1.10
                                                         ---------------    ---------------
 Total                                                   $      446,894            418,453
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $        19,894
Mortality & expense charges                                                                            (4,080)
                                                                                              ----------------
Net investment income (loss)                                                                           15,814
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 (237)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   30,271
                                                                                              ----------------
Net gain (loss)                                                                                        30,034
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        45,848
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             15,814    $              2,713
Net realized gain (loss)                                                         (237)                 (3,284)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                           30,271                  (6,237)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              45,848                  (6,808)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      335,713                 181,358
Cost of units redeemed                                                        (66,522)                (55,405)
Account charges                                                                  (304)                    (96)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           268,887                 125,857
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       314,735                 119,049
Net assets, beginning                                                         132,159                  13,110
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            446,894    $            132,159
                                                                 =====================   =====================

Units sold                                                                    342,765                 188,107
Units redeemed                                                                (65,949)                (60,029)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       276,816                 128,078
Units outstanding, beginning                                                  141,637                  13,559
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     418,453                 141,637
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            530,430
Cost of units redeemed/account charges                                                               (122,327)
Net investment income (loss)                                                                           18,595
Net realized gain (loss)                                                                               (3,521)
Realized gain distributions                                                                               284
Net change in unrealized appreciation (depreciation)                                                   23,433
                                                                                         ---------------------
Net assets                                                                               $            446,894
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.07                 418    $            447               1.25%               14.5%
12/31/2015                    0.93                 142                 132               1.25%               -3.5%
12/31/2014                    0.97                  14                  13               1.25%               -3.3%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                1.00%              14.7%
12/31/2015                    0.94                   0                   0                1.00%              -3.3%
12/31/2014                    0.97                   0                   0                1.00%              -3.2%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.75%              15.0%
12/31/2015                    0.94                   0                   0                0.75%              -3.0%
12/31/2014                    0.97                   0                   0                0.75%              -3.1%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.50%              15.3%
12/31/2015                    0.94                   0                   0                0.50%              -2.8%
12/31/2014                    0.97                   0                   0                0.50%              -2.9%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.10                   0    $              0                0.25%              15.6%
12/31/2015                    0.95                   0                   0                0.25%              -2.5%
12/31/2014                    0.97                   0                   0                0.25%              -2.8%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.10                   0    $              0                0.00%              15.9%
12/31/2015                    0.95                   0                   0                0.00%              -2.3%
12/31/2014                    0.97                   0                   0                0.00%              -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    6.9%
                  2015                                    4.8%
                  2014                                    1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND R3 CLASS - 54400N706

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $      280,645     $      254,618             37,209
                                                                            ===============   ================
Receivables: investments sold                                       657
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $      281,302
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $      281,302            264,831    $          1.06
Band 100                                                             --                 --               1.07
Band 75                                                              --                 --               1.08
Band 50                                                              --                 --               1.08
Band 25                                                              --                 --               1.09
Band 0                                                               --                 --               1.10
                                                         ---------------    ---------------
 Total                                                   $      281,302            264,831
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $        15,896
Mortality & expense charges                                                                            (3,386)
                                                                                              ----------------
Net investment income (loss)                                                                           12,510
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 (538)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   25,773
                                                                                              ----------------
Net gain (loss)                                                                                        25,235
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $        37,745
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $             12,510    $                419
Net realized gain (loss)                                                         (538)                     (6)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                           25,773                     254
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                              37,745                     667
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                      170,116                 260,362
Cost of units redeemed                                                       (182,343)                 (4,159)
Account charges                                                                (1,080)                     (6)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                           (13,307)                256,197
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                        24,438                 256,864
Net assets, beginning                                                         256,864                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $            281,302    $            256,864
                                                                 =====================   =====================

Units sold                                                                    183,790                 280,737
Units redeemed                                                               (195,209)                 (4,487)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                       (11,419)                276,250
Units outstanding, beginning                                                  276,250                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                     264,831                 276,250
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $            430,478
Cost of units redeemed/account charges                                                               (187,588)
Net investment income (loss)                                                                           12,929
Net realized gain (loss)                                                                                 (544)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                   26,027
                                                                                         ---------------------
Net assets                                                                               $            281,302
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.06                 265    $            281               1.25%               14.2%
12/31/2015                    0.93                 276                 257               1.25%               -3.7%
12/31/2014                    0.97                   0                   0               1.25%               -3.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.07                   0    $              0                1.00%              14.5%
12/31/2015                    0.93                   0                   0                1.00%              -3.5%
12/31/2014                    0.97                   0                   0                1.00%              -3.3%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.75%              14.8%
12/31/2015                    0.94                   0                   0                0.75%              -3.2%
12/31/2014                    0.97                   0                   0                0.75%              -3.2%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.08                   0    $              0                0.50%              15.1%
12/31/2015                    0.94                   0                   0                0.50%              -3.0%
12/31/2014                    0.97                   0                   0                0.50%              -3.1%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.09                   0    $              0                0.25%              15.4%
12/31/2015                    0.94                   0                   0                0.25%              -2.8%
12/31/2014                    0.97                   0                   0                0.25%              -2.9%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.10                   0    $              0                0.00%              15.7%
12/31/2015                    0.95                   0                   0                0.00%              -2.5%
12/31/2014                    0.97                   0                   0                0.00%              -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    5.9%
                  2015                                    0.4%
                  2014                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND P CLASS - 543919401

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       17,049    $       15,160               612
                                                                         ===============   ===============
Receivables: investments sold                                       3
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       17,052
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       17,052             9,266    $         1.84
Band 100                                                           --                --              1.90
Band 75                                                            --                --              1.95
Band 50                                                            --                --              2.01
Band 25                                                            --                --              2.08
Band 0                                                             --                --              2.14
                                                       ---------------   ---------------
 Total                                                 $       17,052             9,266
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           87
Mortality & expense charges                                                                          (197)
                                                                                           ---------------
Net investment income (loss)                                                                         (110)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              822
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                1,824
                                                                                           ---------------
Net gain (loss)                                                                                     2,646
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,536
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (110)   $               (82)
Net realized gain (loss)                                                       822                  2,073
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         1,824                 (2,488)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,536                   (497)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     8,528                  7,742
Cost of units redeemed                                                      (6,857)                (7,407)
Account charges                                                                (63)                   (54)
                                                               --------------------   --------------------
Increase (decrease)                                                          1,608                    281
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,144                   (216)
Net assets, beginning                                                       12,908                 13,124
                                                               --------------------   --------------------
Net assets, ending                                             $            17,052    $            12,908
                                                               ====================   ====================

Units sold                                                                   5,124                  4,620
Units redeemed                                                              (3,918)                (4,355)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,206                    265
Units outstanding, beginning                                                 8,060                  7,795
                                                               --------------------   --------------------
Units outstanding, ending                                                    9,266                  8,060
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           151,728
Cost of units redeemed/account charges                                                           (156,184)
Net investment income (loss)                                                                       (1,540)
Net realized gain (loss)                                                                           18,624
Realized gain distributions                                                                         2,535
Net change in unrealized appreciation (depreciation)                                                1,889
                                                                                      --------------------
Net assets                                                                            $            17,052
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  9    $            17               1.25%              14.9%
12/31/2015                   1.60                  8                 13               1.25%              -4.9%
12/31/2014                   1.68                  8                 13               1.25%              10.2%
12/31/2013                   1.53                 41                 63               1.25%              28.7%
12/31/2012                   1.19                 23                 28               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               1.00%              15.2%
12/31/2015                   1.65                  0                  0               1.00%              -4.6%
12/31/2014                   1.73                  0                  0               1.00%              10.5%
12/31/2013                   1.56                  0                  0               1.00%              29.0%
12/31/2012                   1.21                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.75%              15.5%
12/31/2015                   1.69                  0                  0               0.75%              -4.4%
12/31/2014                   1.77                  0                  0               0.75%              10.8%
12/31/2013                   1.60                  0                  0               0.75%              29.4%
12/31/2012                   1.24                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.50%              15.8%
12/31/2015                   1.74                  0                  0               0.50%              -4.2%
12/31/2014                   1.82                  0                  0               0.50%              11.1%
12/31/2013                   1.63                  0                  0               0.50%              29.7%
12/31/2012                   1.26                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%              16.1%
12/31/2015                   1.79                  0                  0               0.25%              -3.9%
12/31/2014                   1.86                  0                  0               0.25%              11.4%
12/31/2013                   1.67                  0                  0               0.25%              30.0%
12/31/2012                   1.29                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.00%              16.3%
12/31/2015                   1.84                  0                  0               0.00%              -3.7%
12/31/2014                   1.91                  0                  0               0.00%              11.6%
12/31/2013                   1.71                  0                  0               0.00%              30.3%
12/31/2012                   1.31                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.6%
                 2014                                   0.2%
                 2013                                   0.5%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              LORD ABBETT MID CAP STOCK FUND R3 CLASS - 543919807

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      169,219    $      109,961             5,964
                                                                         ===============   ===============
Receivables: investments sold                                     126
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      169,345
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      169,345            64,522    $         2.62
Band 100                                                           --                --              2.68
Band 75                                                            --                --              2.73
Band 50                                                            --                --              2.78
Band 25                                                            --                --              2.83
Band 0                                                             --                --              2.89
                                                       ---------------   ---------------
 Total                                                 $      169,345            64,522
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          677
Mortality & expense charges                                                                        (1,837)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,160)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,197
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               21,298
                                                                                           ---------------
Net gain (loss)                                                                                    22,495
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       21,335
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,160)   $            (1,059)
Net realized gain (loss)                                                     1,197                    459
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        21,298                 (6,588)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           21,335                 (7,188)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    12,578                  2,530
Cost of units redeemed                                                      (2,500)                   (82)
Account charges                                                                (23)                   (33)
                                                               --------------------   --------------------
Increase (decrease)                                                         10,055                  2,415
                                                               --------------------   --------------------
Net increase (decrease)                                                     31,390                 (4,773)
Net assets, beginning                                                      137,955                142,728
                                                               --------------------   --------------------
Net assets, ending                                             $           169,345    $           137,955
                                                               ====================   ====================

Units sold                                                                   5,188                  1,103
Units redeemed                                                              (1,036)                   (92)
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,152                  1,011
Units outstanding, beginning                                                60,370                 59,359
                                                               --------------------   --------------------
Units outstanding, ending                                                   64,522                 60,370
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           237,080
Cost of units redeemed/account charges                                                           (141,538)
Net investment income (loss)                                                                       (5,923)
Net realized gain (loss)                                                                           20,468
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               59,258
                                                                                      --------------------
Net assets                                                                            $           169,345
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                 65    $           169               1.25%              14.9%
12/31/2015                   2.29                 60                138               1.25%              -5.0%
12/31/2014                   2.40                 59                143               1.25%              10.1%
12/31/2013                   2.18                 85                186               1.25%              28.5%
12/31/2012                   1.70                 65                111               1.25%              12.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                  0    $             0               1.00%              15.1%
12/31/2015                   2.32                  0                  0               1.00%              -4.7%
12/31/2014                   2.44                  0                  0               1.00%              10.3%
12/31/2013                   2.21                  0                  0               1.00%              28.8%
12/31/2012                   1.72                  0                  0               1.00%              13.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                  0    $             0               0.75%              15.4%
12/31/2015                   2.36                  0                  0               0.75%              -4.5%
12/31/2014                   2.47                  0                  0               0.75%              10.6%
12/31/2013                   2.24                  0                  0               0.75%              29.1%
12/31/2012                   1.73                  0                  0               0.75%              13.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.50%              15.7%
12/31/2015                   2.40                  0                  0               0.50%              -4.2%
12/31/2014                   2.51                  0                  0               0.50%              10.9%
12/31/2013                   2.26                  0                  0               0.50%              29.4%
12/31/2012                   1.75                  0                  0               0.50%              13.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.83                  0    $             0               0.25%              16.0%
12/31/2015                   2.44                  0                  0               0.25%              -4.0%
12/31/2014                   2.54                  0                  0               0.25%              11.2%
12/31/2013                   2.29                  0                  0               0.25%              29.7%
12/31/2012                   1.76                  0                  0               0.25%              14.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                  0    $             0               0.00%              16.3%
12/31/2015                   2.48                  0                  0               0.00%              -3.8%
12/31/2014                   2.58                  0                  0               0.00%              11.4%
12/31/2013                   2.32                  0                  0               0.00%              30.1%
12/31/2012                   1.78                  0                  0               0.00%              14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.5%
                 2014                                   0.3%
                 2013                                   0.3%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             LORD ABBETT SMALL CAP VALUE FUND R3 CLASS - 543913719

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      145,205    $      172,611             6,824
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (864)
                                                       ---------------
Net assets                                             $      144,341
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      144,341            58,699    $         2.46
Band 100                                                           --                --              2.51
Band 75                                                            --                --              2.56
Band 50                                                            --                --              2.60
Band 25                                                            --                --              2.65
Band 0                                                             --                --              2.71
                                                       ---------------   ---------------
 Total                                                 $      144,341            58,699
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,507)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,507)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,586)
Realized gain distributions                                                                        18,118
Net change in unrealized appreciation (depreciation)                                               11,443
                                                                                           ---------------
Net gain (loss)                                                                                    22,975
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       21,468
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,507)   $            (1,458)
Net realized gain (loss)                                                    (6,586)               (13,448)
Realized gain distributions                                                 18,118                 21,650
Net change in unrealized appreciation (depreciation)                        11,443                 (7,685)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           21,468                   (941)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    19,958                 23,479
Cost of units redeemed                                                     (14,910)               (64,147)
Account charges                                                                (24)                  (101)
                                                               --------------------   --------------------
Increase (decrease)                                                          5,024                (40,769)
                                                               --------------------   --------------------
Net increase (decrease)                                                     26,492                (41,710)
Net assets, beginning                                                      117,849                159,559
                                                               --------------------   --------------------
Net assets, ending                                             $           144,341    $           117,849
                                                               ====================   ====================

Units sold                                                                   8,759                 10,985
Units redeemed                                                              (6,724)               (29,282)
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,035                (18,297)
Units outstanding, beginning                                                56,664                 74,961
                                                               --------------------   --------------------
Units outstanding, ending                                                   58,699                 56,664
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           510,631
Cost of units redeemed/account charges                                                           (483,865)
Net investment income (loss)                                                                      (13,648)
Net realized gain (loss)                                                                           22,586
Realized gain distributions                                                                       136,043
Net change in unrealized appreciation (depreciation)                                              (27,406)
                                                                                      --------------------
Net assets                                                                            $           144,341
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.46                 59    $           144               1.25%              18.7%
12/31/2015                   2.07                 54                112               1.25%              -2.6%
12/31/2014                   2.13                 75                159               1.25%               0.4%
12/31/2013                   2.12                114                241               1.25%              31.8%
12/31/2012                   1.61                167                268               1.25%               9.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.51                  0    $             0               1.00%              19.0%
12/31/2015                   2.11                  0                  0               1.00%              -2.4%
12/31/2014                   2.16                  0                  0               1.00%               0.7%
12/31/2013                   2.14                  0                  0               1.00%              32.1%
12/31/2012                   1.62                  0                  0               1.00%               9.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               0.75%              19.3%
12/31/2015                   2.14                  0                  0               0.75%              -2.1%
12/31/2014                   2.19                  0                  0               0.75%               1.0%
12/31/2013                   2.17                  0                  0               0.75%              32.5%
12/31/2012                   1.64                  0                  0               0.75%               9.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.50%              19.6%
12/31/2015                   2.18                  0                  0               0.50%              -1.9%
12/31/2014                   2.22                  0                  0               0.50%               1.2%
12/31/2013                   2.19                  0                  0               0.50%              32.8%
12/31/2012                   1.65                  0                  0               0.50%               9.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.65                  0    $             0               0.25%              19.9%
12/31/2015                   2.21                  0                  0               0.25%              -1.6%
12/31/2014                   2.25                  0                  0               0.25%               1.5%
12/31/2013                   2.22                  0                  0               0.25%              33.1%
12/31/2012                   1.67                  0                  0               0.25%              10.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.71                  0    $             0               0.00%              20.2%
12/31/2015                   2.25                  2                  5               0.00%              -1.4%
12/31/2014                   2.28                  0                  1               0.00%               1.7%
12/31/2013                   2.25                  0                  0               0.00%              33.5%
12/31/2012                   1.68                  7                 12               0.00%              10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND P CLASS - 543913867

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         2.54
Band 100                                                           --                --              2.62
Band 75                                                            --                --              2.70
Band 50                                                            --                --              2.78
Band 25                                                            --                --              2.86
Band 0                                                             --                --              2.95
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,011)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,011)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (118,748)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              115,069
                                                                                           ---------------
Net gain (loss)                                                                                    (3,679)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (5,690)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,011)   $            (5,194)
Net realized gain (loss)                                                  (118,748)               (29,992)
Realized gain distributions                                                     --                 67,206
Net change in unrealized appreciation (depreciation)                       115,069                (35,741)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (5,690)                (3,721)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    13,593                 54,976
Cost of units redeemed                                                    (343,815)              (221,520)
Account charges                                                                 --                   (120)
                                                               --------------------   --------------------
Increase (decrease)                                                       (330,222)              (166,664)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (335,912)              (170,385)
Net assets, beginning                                                      335,912                506,297
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $           335,912
                                                               ====================   ====================

Units sold                                                                   6,471                 25,096
Units redeemed                                                            (163,524)               (98,655)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (157,053)               (73,559)
Units outstanding, beginning                                               157,053                230,612
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                157,053
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           881,687
Cost of units redeemed/account charges                                                         (1,114,693)
Net investment income (loss)                                                                      (34,037)
Net realized gain (loss)                                                                         (103,825)
Realized gain distributions                                                                       370,868
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.54                  0    $             0               1.25%              18.7%
12/31/2015                   2.14                157                336               1.25%              -2.6%
12/31/2014                   2.20                231                506               1.25%               0.5%
12/31/2013                   2.18                279                610               1.25%              31.8%
12/31/2012                   1.66                265                439               1.25%               9.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.62                  0    $             0               1.00%              19.0%
12/31/2015                   2.20                  0                  0               1.00%              -2.3%
12/31/2014                   2.25                  0                  0               1.00%               0.7%
12/31/2013                   2.23                  0                  0               1.00%              32.1%
12/31/2012                   1.69                  0                  0               1.00%               9.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.70                  0    $             0               0.75%              19.3%
12/31/2015                   2.26                  0                  0               0.75%              -2.1%
12/31/2014                   2.31                  0                  0               0.75%               1.0%
12/31/2013                   2.29                  0                  0               0.75%              32.5%
12/31/2012                   1.73                  0                  0               0.75%               9.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.78                  0    $             0               0.50%              19.6%
12/31/2015                   2.32                  0                  0               0.50%              -1.8%
12/31/2014                   2.37                  0                  0               0.50%               1.2%
12/31/2013                   2.34                  0                  0               0.50%              32.8%
12/31/2012                   1.76                  0                  0               0.50%               9.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.86                  0    $             0               0.25%              19.9%
12/31/2015                   2.39                  0                  0               0.25%              -1.6%
12/31/2014                   2.43                  0                  0               0.25%               1.5%
12/31/2013                   2.39                  0                  0               0.25%              33.1%
12/31/2012                   1.80                  0                  0               0.25%              10.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.95                  0    $             0               0.00%              20.2%
12/31/2015                   2.46                  0                  0               0.00%              -1.4%
12/31/2014                   2.49                  0                  0               0.00%               1.8%
12/31/2013                   2.45                  0                  0               0.00%              33.5%
12/31/2012                   1.83                  0                  0               0.00%              10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  LORD ABBETT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.57
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.62
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               1.25%              19.2%
12/31/2015                   1.32                  0                  0               1.25%              -2.1%
12/31/2014                   1.35                  0                  0               1.25%               0.9%
12/31/2013                   1.34                  0                  0               1.25%              32.4%
12/31/2012                   1.01                  0                  0               1.25%               0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%              19.5%
12/31/2015                   1.33                  0                  0               1.00%              -1.9%
12/31/2014                   1.36                  0                  0               1.00%               1.2%
12/31/2013                   1.34                  0                  0               1.00%              32.8%
12/31/2012                   1.01                  0                  0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%              19.8%
12/31/2015                   1.34                  0                  0               0.75%              -1.7%
12/31/2014                   1.36                  0                  0               0.75%               1.4%
12/31/2013                   1.35                  0                  0               0.75%              33.1%
12/31/2012                   1.01                  0                  0               0.75%               1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.50%              20.1%
12/31/2015                   1.35                  0                  0               0.50%              -1.4%
12/31/2014                   1.37                  0                  0               0.50%               1.7%
12/31/2013                   1.35                  0                  0               0.50%              33.4%
12/31/2012                   1.01                  0                  0               0.50%               1.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%              20.4%
12/31/2015                   1.36                  0                  0               0.25%              -1.2%
12/31/2014                   1.38                  0                  0               0.25%               1.9%
12/31/2013                   1.35                  0                  0               0.25%              33.8%
12/31/2012                   1.01                  0                  0               0.25%               1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%              20.7%
12/31/2015                   1.38                  0                  0               0.00%              -0.9%
12/31/2014                   1.39                  0                  0               0.00%               2.2%
12/31/2013                   1.36                  0                  0               0.00%              34.1%
12/31/2012                   1.01                  0                  0               0.00%               1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND A CLASS - 54400A100

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,193,057    $    1,149,296            61,354
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,785)
                                                       ---------------
Net assets                                             $    1,190,272
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,190,272           580,743    $         2.05
Band 100                                                           --                --              2.09
Band 75                                                            --                --              2.12
Band 50                                                            --                --              2.16
Band 25                                                            --                --              2.20
Band 0                                                             --                --              2.24
                                                       ---------------   ---------------
 Total                                                 $    1,190,272           580,743
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (15,893)
                                                                                           ---------------
Net investment income (loss)                                                                      (15,893)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,646
Realized gain distributions                                                                        68,056
Net change in unrealized appreciation (depreciation)                                              120,371
                                                                                           ---------------
Net gain (loss)                                                                                   194,073
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      178,180
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (15,893)   $           (23,976)
Net realized gain (loss)                                                     5,646                442,201
Realized gain distributions                                                 68,056                 28,516
Net change in unrealized appreciation (depreciation)                       120,371               (325,845)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          178,180                120,896
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   162,430              1,311,581
Cost of units redeemed                                                    (461,547)            (5,337,075)
Account charges                                                               (356)                  (759)
                                                               --------------------   --------------------
Increase (decrease)                                                       (299,473)            (4,026,253)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (121,293)            (3,905,357)
Net assets, beginning                                                    1,311,565              5,216,922
                                                               --------------------   --------------------
Net assets, ending                                             $         1,190,272    $         1,311,565
                                                               ====================   ====================

Units sold                                                                  87,396                733,190
Units redeemed                                                            (242,260)            (2,717,050)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (154,864)            (1,983,860)
Units outstanding, beginning                                               735,607              2,719,467
                                                               --------------------   --------------------
Units outstanding, ending                                                  580,743                735,607
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,782,379
Cost of units redeemed/account charges                                                        (18,951,107)
Net investment income (loss)                                                                     (150,451)
Net realized gain (loss)                                                                        1,239,501
Realized gain distributions                                                                     1,226,189
Net change in unrealized appreciation (depreciation)                                               43,761
                                                                                      --------------------
Net assets                                                                            $         1,190,272
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                581    $         1,190               1.25%              15.0%
12/31/2015                   1.78                736              1,312               1.25%              -4.1%
12/31/2014                   1.86              1,380              2,565               1.25%               7.8%
12/31/2013                   1.73              1,829              3,156               1.25%              34.4%
12/31/2012                   1.28              1,840              2,362               1.25%               8.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               1.00%              15.2%
12/31/2015                   1.81                  0                  0               1.00%              -3.8%
12/31/2014                   1.88                  0                  0               1.00%               8.0%
12/31/2013                   1.74                  0                  0               1.00%              34.7%
12/31/2012                   1.29                  0                  0               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.75%              15.5%
12/31/2015                   1.84                  0                  0               0.75%              -3.6%
12/31/2014                   1.91                  0                  0               0.75%               8.3%
12/31/2013                   1.76                  0                  0               0.75%              35.1%
12/31/2012                   1.30                  0                  0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.50%              15.8%
12/31/2015                   1.87                  0                  0               0.50%              -3.4%
12/31/2014                   1.93                  0                  0               0.50%               8.6%
12/31/2013                   1.78                  0                  0               0.50%              35.4%
12/31/2012                   1.31                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.20                  0    $             0               0.25%              16.1%
12/31/2015                   1.89                  0                  0               0.25%              -3.1%
12/31/2014                   1.95                  0                  0               0.25%               8.8%
12/31/2013                   1.80                  0                  0               0.25%              35.8%
12/31/2012                   1.32                  0                  0               0.25%               9.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.00%              16.4%
12/31/2015                   1.92                  0                  0               0.00%              -2.9%
12/31/2014                   1.98              1,340              2,652               0.00%               9.1%
12/31/2013                   1.81              1,370              2,486               0.00%              36.1%
12/31/2012                   1.33              1,528              2,037               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND P CLASS - 54400A407

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      686,677    $      703,038            35,834
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,526)
                                                       ---------------
Net assets                                             $      685,151
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      625,865           477,043    $         1.31
Band 100                                                       59,286            44,799              1.32
Band 75                                                            --                --              1.33
Band 50                                                            --                --              1.35
Band 25                                                            --                --              1.36
Band 0                                                             --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $      685,151           521,842
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (9,207)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,207)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,091)
Realized gain distributions                                                                        39,291
Net change in unrealized appreciation (depreciation)                                               87,483
                                                                                           ---------------
Net gain (loss)                                                                                   107,683
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       98,476
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,207)   $           (10,161)
Net realized gain (loss)                                                   (19,091)                (2,901)
Realized gain distributions                                                 39,291                 56,160
Net change in unrealized appreciation (depreciation)                        87,483                (77,368)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           98,476                (34,270)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   117,134                 85,171
Cost of units redeemed                                                    (292,468)              (127,676)
Account charges                                                               (391)                  (715)
                                                               --------------------   --------------------
Increase (decrease)                                                       (175,725)               (43,220)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (77,249)               (77,490)
Net assets, beginning                                                      762,400                839,890
                                                               --------------------   --------------------
Net assets, ending                                             $           685,151    $           762,400
                                                               ====================   ====================

Units sold                                                                 106,397                 85,532
Units redeemed                                                            (251,041)              (122,216)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (144,644)               (36,684)
Units outstanding, beginning                                               666,486                703,170
                                                               --------------------   --------------------
Units outstanding, ending                                                  521,842                666,486
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,177,900
Cost of units redeemed/account charges                                                           (712,585)
Net investment income (loss)                                                                      (34,276)
Net realized gain (loss)                                                                          (14,055)
Realized gain distributions                                                                       284,528
Net change in unrealized appreciation (depreciation)                                              (16,361)
                                                                                      --------------------
Net assets                                                                            $           685,151
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                477    $           626               1.25%              14.8%
12/31/2015                   1.14                610                698               1.25%              -4.3%
12/31/2014                   1.19                673                804               1.25%               7.6%
12/31/2013                   1.11                733                813               1.25%              11.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                 45    $            59               1.00%              15.0%
12/31/2015                   1.15                 56                 65               1.00%              -4.0%
12/31/2014                   1.20                 30                 36               1.00%               7.9%
12/31/2013                   1.11                  2                  2               1.00%              11.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.75%              15.3%
12/31/2015                   1.16                  0                  0               0.75%              -3.8%
12/31/2014                   1.20                  0                  0               0.75%               8.2%
12/31/2013                   1.11                  0                  0               0.75%              11.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.50%              15.6%
12/31/2015                   1.16                  0                  0               0.50%              -3.5%
12/31/2014                   1.21                  0                  0               0.50%               8.4%
12/31/2013                   1.11                  0                  0               0.50%              11.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.25%              15.9%
12/31/2015                   1.17                  0                  0               0.25%              -3.3%
12/31/2014                   1.21                  0                  0               0.25%               8.7%
12/31/2013                   1.11                  0                  0               0.25%              11.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.00%              16.2%
12/31/2015                   1.18                  0                  0               0.00%              -3.1%
12/31/2014                   1.22                  0                  0               0.00%               9.0%
12/31/2013                   1.12                 68                 76               0.00%              11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           LORD ABBETT VALUE OPPORTUNITIES FUND R3 CLASS - 54400A803

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,013,975    $    1,038,067            53,451
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,147)
                                                       ---------------
Net assets                                             $    1,011,828
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      788,309           389,559    $         2.02
Band 100                                                      223,519           108,530              2.06
Band 75                                                            --                --              2.10
Band 50                                                            --                --              2.13
Band 25                                                            --                --              2.17
Band 0                                                             --                --              2.21
                                                       ---------------   ---------------
 Total                                                 $    1,011,828           498,089
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (12,235)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,235)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (58,830)
Realized gain distributions                                                                        57,127
Net change in unrealized appreciation (depreciation)                                              148,412
                                                                                           ---------------
Net gain (loss)                                                                                   146,709
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      134,474
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,235)   $           (20,760)
Net realized gain (loss)                                                   (58,830)                91,919
Realized gain distributions                                                 57,127                 95,929
Net change in unrealized appreciation (depreciation)                       148,412               (217,788)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          134,474                (50,700)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   155,651                303,005
Cost of units redeemed                                                    (461,518)            (1,458,977)
Account charges                                                               (680)                (1,289)
                                                               --------------------   --------------------
Increase (decrease)                                                       (306,547)            (1,157,261)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (172,073)            (1,207,961)
Net assets, beginning                                                    1,183,901              2,391,862
                                                               --------------------   --------------------
Net assets, ending                                             $         1,011,828    $         1,183,901
                                                               ====================   ====================

Units sold                                                                  87,867                167,293
Units redeemed                                                            (258,129)              (788,052)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (170,262)              (620,759)
Units outstanding, beginning                                               668,351              1,289,110
                                                               --------------------   --------------------
Units outstanding, ending                                                  498,089                668,351
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,687,753
Cost of units redeemed/account charges                                                         (3,369,598)
Net investment income (loss)                                                                      (94,953)
Net realized gain (loss)                                                                          192,543
Realized gain distributions                                                                       620,175
Net change in unrealized appreciation (depreciation)                                              (24,092)
                                                                                      --------------------
Net assets                                                                            $         1,011,828
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                390    $           788               1.25%              14.7%
12/31/2015                   1.76                508                896               1.25%              -4.3%
12/31/2014                   1.84              1,045              1,927               1.25%               7.6%
12/31/2013                   1.71              1,058              1,813               1.25%              34.2%
12/31/2012                   1.28                905              1,156               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                109    $           224               1.00%              15.0%
12/31/2015                   1.79                154                275               1.00%              -4.1%
12/31/2014                   1.87                149                279               1.00%               7.9%
12/31/2013                   1.73                  0                  0               1.00%              34.5%
12/31/2012                   1.29                  0                  0               1.00%               8.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.75%              15.3%
12/31/2015                   1.82                  0                  0               0.75%              -3.9%
12/31/2014                   1.89                  0                  0               0.75%               8.1%
12/31/2013                   1.75                  0                  0               0.75%              34.8%
12/31/2012                   1.30                  0                  0               0.75%               8.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.50%              15.6%
12/31/2015                   1.85                  0                  0               0.50%              -3.6%
12/31/2014                   1.91                  0                  0               0.50%               8.4%
12/31/2013                   1.77                  0                  0               0.50%              35.2%
12/31/2012                   1.31                  0                  0               0.50%               9.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.25%              15.9%
12/31/2015                   1.87                  0                  0               0.25%              -3.4%
12/31/2014                   1.94                  0                  0               0.25%               8.7%
12/31/2013                   1.78                  0                  0               0.25%              35.5%
12/31/2012                   1.32                  0                  0               0.25%               9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.00%              16.2%
12/31/2015                   1.90                  7                 12               0.00%              -3.1%
12/31/2014                   1.96                 95                186               0.00%               8.9%
12/31/2013                   1.80                100                179               0.00%              35.9%
12/31/2012                   1.33                 18                 24               0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND I CLASS - 543915284

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       59,861    $       57,393             2,614
                                                                         ===============   ===============
Receivables: investments sold                                      40
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       59,901
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       59,901            55,104    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $       59,901            55,104
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (409)
                                                                                           ---------------
Net investment income (loss)                                                                         (409)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,113
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,468
                                                                                           ---------------
Net gain (loss)                                                                                     3,581
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,172
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (409)   $                --
Net realized gain (loss)                                                     1,113                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,468                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,172                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    77,533                     --
Cost of units redeemed                                                     (20,804)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         56,729                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     59,901                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            59,901    $                --
                                                               ====================   ====================

Units sold                                                                  73,964                     --
Units redeemed                                                             (18,860)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     55,104                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   55,104                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            77,533
Cost of units redeemed/account charges                                                            (20,804)
Net investment income (loss)                                                                         (409)
Net realized gain (loss)                                                                            1,113
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,468
                                                                                      --------------------
Net assets                                                                            $            59,901
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 55    $            60               1.25%              -0.4%
12/31/2015                   1.09                  0                  0               1.25%               9.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%              -0.2%
12/31/2015                   1.09                  0                  0               1.00%               9.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%               0.1%
12/31/2015                   1.10                  0                  0               0.75%               9.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%               0.3%
12/31/2015                   1.10                  0                  0               0.50%               9.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               0.6%
12/31/2015                   1.10                  0                  0               0.25%              10.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%               0.8%
12/31/2015                   1.10                  0                  0               0.00%              10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND I CLASS - 54400U106

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      311,073    $      316,866            30,384
                                                                         ===============   ===============
Receivables: investments sold                                   1,283
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      312,356
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      312,356           311,939    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      312,356           311,939
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,212
Mortality & expense charges                                                                        (1,796)
                                                                                           ---------------
Net investment income (loss)                                                                        2,416
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               62
Realized gain distributions                                                                           966
Net change in unrealized appreciation (depreciation)                                               (5,707)
                                                                                           ---------------
Net gain (loss)                                                                                    (4,679)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,263)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,416    $                13
Net realized gain (loss)                                                        62                     --
Realized gain distributions                                                    966                     14
Net change in unrealized appreciation (depreciation)                        (5,707)                   (86)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,263)                   (59)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   309,707                  8,740
Cost of units redeemed                                                      (3,525)                    --
Account charges                                                               (244)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        305,938                  8,740
                                                               --------------------   --------------------
Net increase (decrease)                                                    303,675                  8,681
Net assets, beginning                                                        8,681                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           312,356    $             8,681
                                                               ====================   ====================

Units sold                                                                 307,304                  8,927
Units redeemed                                                              (4,292)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    303,012                  8,927
Units outstanding, beginning                                                 8,927                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  311,939                  8,927
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           318,447
Cost of units redeemed/account charges                                                             (3,769)
Net investment income (loss)                                                                        2,429
Net realized gain (loss)                                                                               62
Realized gain distributions                                                                           980
Net change in unrealized appreciation (depreciation)                                               (5,793)
                                                                                      --------------------
Net assets                                                                            $           312,356
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                312    $           312               1.25%               3.0%
12/31/2015                   0.97                  9                  9               1.25%              -2.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               3.2%
12/31/2015                   0.97                  0                  0               1.00%              -2.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               3.5%
12/31/2015                   0.98                  0                  0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               3.7%
12/31/2015                   0.98                  0                  0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               4.0%
12/31/2015                   0.98                  0                  0               0.25%              -1.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               4.3%
12/31/2015                   0.98                  0                  0               0.00%              -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND R3 CLASS - 543915268

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       89,950    $       83,451             4,055
                                                                         ===============   ===============
Receivables: investments sold                                   1,060
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       91,010
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       91,010            84,584    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       91,010            84,584
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (845)
                                                                                           ---------------
Net investment income (loss)                                                                         (845)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               16
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,499
                                                                                           ---------------
Net gain (loss)                                                                                     6,515
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,670
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (845)   $                --
Net realized gain (loss)                                                        16                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         6,499                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,670                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   102,641                     --
Cost of units redeemed                                                     (17,236)                    --
Account charges                                                                (65)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         85,340                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     91,010                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            91,010    $                --
                                                               ====================   ====================

Units sold                                                                 102,642                     --
Units redeemed                                                             (18,058)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     84,584                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   84,584                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           102,641
Cost of units redeemed/account charges                                                            (17,301)
Net investment income (loss)                                                                         (845)
Net realized gain (loss)                                                                               16
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,499
                                                                                      --------------------
Net assets                                                                            $            91,010
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                 85    $            91               1.25%              -0.9%
12/31/2015                   1.09                  0                  0               1.25%               8.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%              -0.7%
12/31/2015                   1.09                  0                  0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%              -0.4%
12/31/2015                   1.09                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%              -0.2%
12/31/2015                   1.09                  0                  0               0.50%               9.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%               0.1%
12/31/2015                   1.10                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               0.3%
12/31/2015                   1.10                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND R3 CLASS - 543916373

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      725,777    $      735,822            70,812
                                                                         ===============   ===============
Receivables: investments sold                                     757
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      726,534
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      726,534           731,998    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $      726,534           731,998
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,983
Mortality & expense charges                                                                        (8,577)
                                                                                           ---------------
Net investment income (loss)                                                                        8,406
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (166)
Realized gain distributions                                                                         2,268
Net change in unrealized appreciation (depreciation)                                                5,388
                                                                                           ---------------
Net gain (loss)                                                                                     7,490
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       15,896
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,406    $             3,857
Net realized gain (loss)                                                      (166)                  (294)
Realized gain distributions                                                  2,268                    941
Net change in unrealized appreciation (depreciation)                         5,388                (15,433)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           15,896                (10,929)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   267,938                558,668
Cost of units redeemed                                                     (88,008)               (16,956)
Account charges                                                                (69)                    (6)
                                                               --------------------   --------------------
Increase (decrease)                                                        179,861                541,706
                                                               --------------------   --------------------
Net increase (decrease)                                                    195,757                530,777
Net assets, beginning                                                      530,777                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           726,534    $           530,777
                                                               ====================   ====================

Units sold                                                                 273,133                565,601
Units redeemed                                                             (89,062)               (17,674)
                                                               --------------------   --------------------
Net increase (decrease)                                                    184,071                547,927
Units outstanding, beginning                                               547,927                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  731,998                547,927
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           826,606
Cost of units redeemed/account charges                                                           (105,039)
Net investment income (loss)                                                                       12,263
Net realized gain (loss)                                                                             (460)
Realized gain distributions                                                                         3,209
Net change in unrealized appreciation (depreciation)                                              (10,045)
                                                                                      --------------------
Net assets                                                                            $           726,534
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                732    $           727               1.25%               2.5%
12/31/2015                   0.97                548                531               1.25%              -3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               2.7%
12/31/2015                   0.97                  0                  0               1.00%              -2.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               3.0%
12/31/2015                   0.97                  0                  0               0.75%              -2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               3.2%
12/31/2015                   0.98                  0                  0               0.50%              -2.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               3.5%
12/31/2015                   0.98                  0                  0               0.25%              -2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               3.7%
12/31/2015                   0.98                  0                  0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND R5 CLASS - 544004872 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.15
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.25%              15.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%              15.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%              16.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%              16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R5 CLASS - 543913628

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           95    $           99                 6
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           95
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           95                78    $         1.21
Band 100                                                           --                --              1.21
Band 75                                                            --                --              1.22
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.22
Band 0                                                             --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $           95                78
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (4)
                                                                                           ---------------
Net gain (loss)                                                                                        (4)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (4)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            (4)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               (4)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        99                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             99                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         95                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                95    $                --
                                                               ====================   ====================

Units sold                                                                      78                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         78                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       78                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                99
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (4)
                                                                                      --------------------
Net assets                                                                            $                95
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.25%              21.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.00%              21.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%              21.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%              22.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.25%              22.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.00%              22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      LORD ABBETT DEVELOPING GROWTH FUND R5 CLASS - 544006877 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.13
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.25%              12.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              13.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              13.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              13.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              14.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      LORD ABBETT FUNDAMENTAL EQUITY FUND R5 CLASS - 54400A845 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.26
Band 100                                                           --                --              1.27
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               1.25%              26.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.00%              26.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%              27.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%              27.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%              27.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%              27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              LORD ABBETT GROWTH LEADERS FUND R5 CLASS - 54400A811

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      404,429    $      409,346            17,652
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $      404,428
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      404,428           366,873    $         1.10
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $      404,428           366,873
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,403)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,403)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,100)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (4,917)
                                                                                           ---------------
Net gain (loss)                                                                                    (6,017)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (7,420)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,403)   $                --
Net realized gain (loss)                                                    (1,100)                    --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (4,917)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (7,420)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   494,821                     --
Cost of units redeemed                                                     (82,956)                    --
Account charges                                                                (17)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        411,848                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    404,428                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           404,428    $                --
                                                               ====================   ====================

Units sold                                                                 441,557                     --
Units redeemed                                                             (74,684)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    366,873                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  366,873                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           494,821
Cost of units redeemed/account charges                                                            (82,973)
Net investment income (loss)                                                                       (1,403)
Net realized gain (loss)                                                                           (1,100)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (4,917)
                                                                                      --------------------
Net assets                                                                            $           404,428
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                367    $           404               1.25%              10.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%              10.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              10.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%              11.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%              11.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     LORD ABBETT GROWTH OPPORTUNITIES FUND R5 CLASS - 543913685 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.12
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.25%              11.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              12.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              12.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              12.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              12.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND R5 CLASS - 54401E739

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       39,758    $       39,592             5,591
                                                                         ===============   ===============
Receivables: investments sold                                   2,405
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       42,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       42,163            35,383    $         1.19
Band 100                                                           --                --              1.19
Band 75                                                            --                --              1.20
Band 50                                                            --                --              1.20
Band 25                                                            --                --              1.20
Band 0                                                             --                --              1.21
                                                       ---------------   ---------------
 Total                                                 $       42,163            35,383
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          790
Mortality & expense charges                                                                          (157)
                                                                                           ---------------
Net investment income (loss)                                                                          633
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (127)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  166
                                                                                           ---------------
Net gain (loss)                                                                                        39
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          672
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               633    $                --
Net realized gain (loss)                                                      (127)                    --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           166                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              672                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    48,880                     --
Cost of units redeemed                                                      (7,384)                    --
Account charges                                                                 (5)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         41,491                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     42,163                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            42,163    $                --
                                                               ====================   ====================

Units sold                                                                  41,756                     --
Units redeemed                                                              (6,373)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     35,383                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   35,383                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            48,880
Cost of units redeemed/account charges                                                             (7,389)
Net investment income (loss)                                                                          633
Net realized gain (loss)                                                                             (127)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  166
                                                                                      --------------------
Net assets                                                                            $            42,163
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                 35    $            42               1.25%              19.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               1.00%              19.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.75%              19.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.50%              20.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.25%              20.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.00%              20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        LORD ABBETT MID CAP STOCK FUND R5 CLASS - 543919872 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.29
Band 100                                                           --                --              1.29
Band 75                                                            --                --              1.29
Band 50                                                            --                --              1.30
Band 25                                                            --                --              1.30
Band 0                                                             --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.25%              28.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               1.00%              29.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.75%              29.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.50%              29.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.25%              30.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.00%              30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       LORD ABBETT SMALL CAP VALUE FUND R5 CLASS - 543913651 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.33
Band 100                                                           --                --              1.33
Band 75                                                            --                --              1.33
Band 50                                                            --                --              1.33
Band 25                                                            --                --              1.34
Band 0                                                             --                --              1.34
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               1.25%              32.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               1.00%              32.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.75%              33.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.50%              33.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.25%              33.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.00%              34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND R5 CLASS - 54401E598

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      561,379    $      569,230            54,857
                                                                         ===============   ===============
Receivables: investments sold                                   1,461
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      562,840
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      562,840           547,144    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $      562,840           547,144
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,685
Mortality & expense charges                                                                        (2,824)
                                                                                           ---------------
Net investment income (loss)                                                                        3,861
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (954)
Realized gain distributions                                                                         1,761
Net change in unrealized appreciation (depreciation)                                               (7,851)
                                                                                           ---------------
Net gain (loss)                                                                                    (7,044)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (3,183)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,861    $                --
Net realized gain (loss)                                                      (954)                    --
Realized gain distributions                                                  1,761                     --
Net change in unrealized appreciation (depreciation)                        (7,851)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (3,183)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   659,639                     --
Cost of units redeemed                                                     (93,598)                    --
Account charges                                                                (18)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        566,023                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    562,840                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           562,840    $                --
                                                               ====================   ====================

Units sold                                                                 637,929                     --
Units redeemed                                                             (90,785)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    547,144                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  547,144                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           659,639
Cost of units redeemed/account charges                                                            (93,616)
Net investment income (loss)                                                                        3,861
Net realized gain (loss)                                                                             (954)
Realized gain distributions                                                                         1,761
Net change in unrealized appreciation (depreciation)                                               (7,851)
                                                                                      --------------------
Net assets                                                                            $           562,840
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                547    $           563               1.25%               2.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               3.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               3.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           LORD ABBETT VALUE OPPORTUNITIES FUND R5 CLASS - 54400A779

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.27
Band 100                                                           --                --              1.27
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.28
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               14
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        14
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           14
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        14                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               14                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       317                     --
Cost of units redeemed                                                        (331)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            (14)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                     267                     --
Units redeemed                                                                (267)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               317
Cost of units redeemed/account charges                                                               (331)
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               14
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.25%              26.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.00%              26.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%              27.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.50%              27.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%              27.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%              28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      LORD ABBETT DEVELOPING GROWTH FUND R6 CLASS - 544006869 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.96
Band 100                                                           --                --              0.96
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.25%              -4.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.00%              -4.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -4.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -4.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -4.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          LORD ABBETT HIGH YIELD FUND R6 CLASS - 54401E721 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES S CLASS - 563821651

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,089,667    $    2,158,854           159,661
                                                                         ===============   ===============
Receivables: investments sold                                   3,499
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,093,166
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,093,166         1,502,051    $         1.39
Band 100                                                           --                --              1.43
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.54
Band 0                                                             --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $    2,093,166         1,502,051
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,988
Mortality & expense charges                                                                       (26,966)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,978)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (28,082)
Realized gain distributions                                                                         3,316
Net change in unrealized appreciation (depreciation)                                               93,333
                                                                                           ---------------
Net gain (loss)                                                                                    68,567
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       66,589
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,978)   $             3,982
Net realized gain (loss)                                                   (28,082)               (21,665)
Realized gain distributions                                                  3,316                    656
Net change in unrealized appreciation (depreciation)                        93,333                (91,549)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           66,589               (108,576)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   391,996                955,461
Cost of units redeemed                                                    (689,439)              (625,664)
Account charges                                                             (1,083)                  (862)
                                                               --------------------   --------------------
Increase (decrease)                                                       (298,526)               328,935
                                                               --------------------   --------------------
Net increase (decrease)                                                   (231,937)               220,359
Net assets, beginning                                                    2,325,103              2,104,744
                                                               --------------------   --------------------
Net assets, ending                                             $         2,093,166    $         2,325,103
                                                               ====================   ====================

Units sold                                                                 282,353                694,521
Units redeemed                                                            (498,214)              (465,350)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (215,861)               229,171
Units outstanding, beginning                                             1,717,912              1,488,741
                                                               --------------------   --------------------
Units outstanding, ending                                                1,502,051              1,717,912
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,818,542
Cost of units redeemed/account charges                                                         (2,903,098)
Net investment income (loss)                                                                       20,542
Net realized gain (loss)                                                                              929
Realized gain distributions                                                                       225,438
Net change in unrealized appreciation (depreciation)                                              (69,187)
                                                                                      --------------------
Net assets                                                                            $         2,093,166
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39              1,502    $         2,093               1.25%               3.0%
12/31/2015                   1.35              1,718              2,325               1.25%              -4.3%
12/31/2014                   1.41              1,489              2,105               1.25%               2.8%
12/31/2013                   1.38              1,581              2,174               1.25%               6.3%
12/31/2012                   1.29                678                877               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               1.00%               3.2%
12/31/2015                   1.38                  0                  0               1.00%              -4.0%
12/31/2014                   1.44                  0                  0               1.00%               3.1%
12/31/2013                   1.40                  0                  0               1.00%               6.6%
12/31/2012                   1.31                  0                  0               1.00%               7.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               3.5%
12/31/2015                   1.42                  0                  0               0.75%              -3.8%
12/31/2014                   1.47                  0                  0               0.75%               3.3%
12/31/2013                   1.43                  0                  0               0.75%               6.8%
12/31/2012                   1.33                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               3.7%
12/31/2015                   1.45                  0                  0               0.50%              -3.5%
12/31/2014                   1.50                  0                  0               0.50%               3.6%
12/31/2013                   1.45                  0                  0               0.50%               7.1%
12/31/2012                   1.36                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               4.0%
12/31/2015                   1.48                  0                  0               0.25%              -3.3%
12/31/2014                   1.53                  0                  0               0.25%               3.8%
12/31/2013                   1.48                  0                  0               0.25%               7.4%
12/31/2012                   1.38                  0                  0               0.25%               8.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.00%               4.3%
12/31/2015                   1.52                  0                  0               0.00%              -3.1%
12/31/2014                   1.57                  0                  0               0.00%               4.1%
12/31/2013                   1.50                  0                  0               0.00%               7.6%
12/31/2012                   1.40                  0                  0               0.00%               8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.6%
                 2014                                   1.4%
                 2013                                   1.5%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES S CLASS - 563821768

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,837,923    $    4,111,415           239,592
                                                                         ===============   ===============
Receivables: investments sold                                   7,540
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,845,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,845,463         2,790,804    $         1.38
Band 100                                                           --                --              1.41
Band 75                                                            --                --              1.45
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $    3,845,463         2,790,804
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,959
Mortality & expense charges                                                                       (51,203)
                                                                                           ---------------
Net investment income (loss)                                                                      (33,244)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (96,162)
Realized gain distributions                                                                        37,517
Net change in unrealized appreciation (depreciation)                                              198,389
                                                                                           ---------------
Net gain (loss)                                                                                   139,744
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      106,500
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (33,244)   $           (27,649)
Net realized gain (loss)                                                   (96,162)               (10,853)
Realized gain distributions                                                 37,517                 61,875
Net change in unrealized appreciation (depreciation)                       198,389               (313,042)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          106,500               (289,669)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   409,313              1,397,819
Cost of units redeemed                                                  (1,142,956)              (757,901)
Account charges                                                               (774)                  (842)
                                                               --------------------   --------------------
Increase (decrease)                                                       (734,417)               639,076
                                                               --------------------   --------------------
Net increase (decrease)                                                   (627,917)               349,407
Net assets, beginning                                                    4,473,380              4,123,973
                                                               --------------------   --------------------
Net assets, ending                                             $         3,845,463    $         4,473,380
                                                               ====================   ====================

Units sold                                                                 298,412                985,082
Units redeemed                                                            (837,069)              (538,839)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (538,657)               446,243
Units outstanding, beginning                                             3,329,461              2,883,218
                                                               --------------------   --------------------
Units outstanding, ending                                                2,790,804              3,329,461
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,586,766
Cost of units redeemed/account charges                                                         (2,922,740)
Net investment income (loss)                                                                      (83,336)
Net realized gain (loss)                                                                          (50,717)
Realized gain distributions                                                                       588,982
Net change in unrealized appreciation (depreciation)                                             (273,492)
                                                                                      --------------------
Net assets                                                                            $         3,845,463
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38              2,791    $         3,845               1.25%               2.6%
12/31/2015                   1.34              3,329              4,473               1.25%              -6.1%
12/31/2014                   1.43              2,883              4,124               1.25%               3.6%
12/31/2013                   1.38              2,268              3,132               1.25%              15.1%
12/31/2012                   1.20                379                455               1.25%              11.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                  0    $             0               1.00%               2.8%
12/31/2015                   1.37                  0                  0               1.00%              -5.8%
12/31/2014                   1.46                  0                  0               1.00%               3.9%
12/31/2013                   1.41                  0                  0               1.00%              15.4%
12/31/2012                   1.22                  0                  0               1.00%              12.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.75%               3.1%
12/31/2015                   1.41                  0                  0               0.75%              -5.6%
12/31/2014                   1.49                  0                  0               0.75%               4.1%
12/31/2013                   1.43                  0                  0               0.75%              15.6%
12/31/2012                   1.24                  0                  0               0.75%              12.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               3.3%
12/31/2015                   1.44                  0                  0               0.50%              -5.4%
12/31/2014                   1.52                  0                  0               0.50%               4.4%
12/31/2013                   1.46                  0                  0               0.50%              15.9%
12/31/2012                   1.26                  0                  0               0.50%              12.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.25%               3.6%
12/31/2015                   1.47                  0                  0               0.25%              -5.1%
12/31/2014                   1.55                  0                  0               0.25%               4.6%
12/31/2013                   1.48                  0                  0               0.25%              16.2%
12/31/2012                   1.28                  0                  0               0.25%              12.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.00%               3.8%
12/31/2015                   1.51                  0                  0               0.00%              -4.9%
12/31/2014                   1.58                  0                  0               0.00%               4.9%
12/31/2013                   1.51                  0                  0               0.00%              16.5%
12/31/2012                   1.30                  0                  0               0.00%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.6%
                 2014                                   0.8%
                 2013                                   0.7%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES S CLASS - 563821594

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,540,022    $    1,674,979            85,342
                                                                         ===============   ===============
Receivables: investments sold                                   2,112
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,542,134
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,542,134         1,110,611    $         1.39
Band 100                                                           --                --              1.42
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.54
Band 0                                                             --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $    1,542,134         1,110,611
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          840
Mortality & expense charges                                                                       (20,204)
                                                                                           ---------------
Net investment income (loss)                                                                      (19,364)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (35,553)
Realized gain distributions                                                                        30,591
Net change in unrealized appreciation (depreciation)                                               84,680
                                                                                           ---------------
Net gain (loss)                                                                                    79,718
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       60,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (19,364)   $           (18,039)
Net realized gain (loss)                                                   (35,553)               (23,331)
Realized gain distributions                                                 30,591                 18,519
Net change in unrealized appreciation (depreciation)                        84,680               (101,219)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           60,354               (124,070)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   249,921                935,970
Cost of units redeemed                                                    (487,815)              (572,176)
Account charges                                                               (338)                  (365)
                                                               --------------------   --------------------
Increase (decrease)                                                       (238,232)               363,429
                                                               --------------------   --------------------
Net increase (decrease)                                                   (177,878)               239,359
Net assets, beginning                                                    1,720,012              1,480,653
                                                               --------------------   --------------------
Net assets, ending                                             $         1,542,134    $         1,720,012
                                                               ====================   ====================

Units sold                                                                 181,965                662,880
Units redeemed                                                            (350,479)              (414,949)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (168,514)               247,931
Units outstanding, beginning                                             1,279,125              1,031,194
                                                               --------------------   --------------------
Units outstanding, ending                                                1,110,611              1,279,125
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,367,989
Cost of units redeemed/account charges                                                         (1,942,673)
Net investment income (loss)                                                                      (58,445)
Net realized gain (loss)                                                                           20,921
Realized gain distributions                                                                       289,299
Net change in unrealized appreciation (depreciation)                                             (134,957)
                                                                                      --------------------
Net assets                                                                            $         1,542,134
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39              1,111    $         1,542               1.25%               3.3%
12/31/2015                   1.34              1,279              1,720               1.25%              -6.4%
12/31/2014                   1.44              1,031              1,481               1.25%               4.4%
12/31/2013                   1.38                619                851               1.25%              24.2%
12/31/2012                   1.11                195                216               1.25%              14.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               1.00%               3.5%
12/31/2015                   1.38                  0                  0               1.00%              -6.1%
12/31/2014                   1.47                  0                  0               1.00%               4.7%
12/31/2013                   1.40                  0                  0               1.00%              24.5%
12/31/2012                   1.12                  0                  0               1.00%              15.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               3.8%
12/31/2015                   1.41                  0                  0               0.75%              -5.9%
12/31/2014                   1.50                  0                  0               0.75%               4.9%
12/31/2013                   1.43                  0                  0               0.75%              24.8%
12/31/2012                   1.14                  0                  0               0.75%              15.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               4.0%
12/31/2015                   1.44                  0                  0               0.50%              -5.6%
12/31/2014                   1.53                  0                  0               0.50%               5.2%
12/31/2013                   1.45                  0                  0               0.50%              25.1%
12/31/2012                   1.16                  0                  0               0.50%              15.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               4.3%
12/31/2015                   1.47                  0                  0               0.25%              -5.4%
12/31/2014                   1.56                  0                  0               0.25%               5.5%
12/31/2013                   1.48                  0                  0               0.25%              25.4%
12/31/2012                   1.18                  0                  0               0.25%              16.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.00%               4.6%
12/31/2015                   1.51                  0                  0               0.00%              -5.2%
12/31/2014                   1.59                  0                  0               0.00%               5.7%
12/31/2013                   1.50                  0                  0               0.00%              25.7%
12/31/2012                   1.20                  0                  0               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.2%
                 2014                                   0.3%
                 2013                                   0.2%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES S CLASS - 563821776

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   21,735,803    $   23,088,846         1,717,696
                                                                         ===============   ===============
Receivables: investments sold                                 302,246
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   22,038,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   22,038,049        16,612,743    $         1.33
Band 100                                                           --                --              1.36
Band 75                                                            --                --              1.40
Band 50                                                            --                --              1.43
Band 25                                                            --                --              1.47
Band 0                                                             --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $   22,038,049        16,612,743
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      165,033
Mortality & expense charges                                                                      (287,872)
                                                                                           ---------------
Net investment income (loss)                                                                     (122,839)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (229,883)
Realized gain distributions                                                                       331,340
Net change in unrealized appreciation (depreciation)                                              513,891
                                                                                           ---------------
Net gain (loss)                                                                                   615,348
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      492,509
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (122,839)   $          (118,555)
Net realized gain (loss)                                                  (229,883)               (39,290)
Realized gain distributions                                                331,340                 67,768
Net change in unrealized appreciation (depreciation)                       513,891             (1,267,153)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          492,509             (1,357,230)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,633,690              3,765,905
Cost of units redeemed                                                  (5,518,586)            (4,432,567)
Account charges                                                            (13,657)               (17,516)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,898,553)              (684,178)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,406,044)            (2,041,408)
Net assets, beginning                                                   23,444,093             25,485,501
                                                               --------------------   --------------------
Net assets, ending                                             $        22,038,049    $        23,444,093
                                                               ====================   ====================

Units sold                                                               2,742,994              2,886,401
Units redeemed                                                          (4,140,243)            (3,403,275)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,397,249)              (516,874)
Units outstanding, beginning                                            18,009,992             18,526,866
                                                               --------------------   --------------------
Units outstanding, ending                                               16,612,743             18,009,992
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        53,535,251
Cost of units redeemed/account charges                                                        (34,036,909)
Net investment income (loss)                                                                     (271,252)
Net realized gain (loss)                                                                          310,536
Realized gain distributions                                                                     3,853,466
Net change in unrealized appreciation (depreciation)                                           (1,353,043)
                                                                                      --------------------
Net assets                                                                            $        22,038,049
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33             16,613    $        22,038               1.25%               1.9%
12/31/2015                   1.30             18,010             23,444               1.25%              -5.4%
12/31/2014                   1.38             18,527             25,486               1.25%               2.3%
12/31/2013                   1.35             16,468             22,151               1.25%              10.9%
12/31/2012                   1.21             10,879             13,200               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               1.00%               2.2%
12/31/2015                   1.33                  0                  0               1.00%              -5.1%
12/31/2014                   1.40                  0                  0               1.00%               2.5%
12/31/2013                   1.37                  0                  0               1.00%              11.1%
12/31/2012                   1.23                  0                  0               1.00%              10.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.75%               2.4%
12/31/2015                   1.36                  0                  0               0.75%              -4.9%
12/31/2014                   1.43                  0                  0               0.75%               2.8%
12/31/2013                   1.39                  0                  0               0.75%              11.4%
12/31/2012                   1.25                  0                  0               0.75%              10.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.50%               2.7%
12/31/2015                   1.39                  0                  0               0.50%              -4.7%
12/31/2014                   1.46                  0                  0               0.50%               3.0%
12/31/2013                   1.42                  0                  0               0.50%              11.7%
12/31/2012                   1.27                  0                  0               0.50%              10.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.25%               2.9%
12/31/2015                   1.43                  0                  0               0.25%              -4.4%
12/31/2014                   1.49                  0                  0               0.25%               3.3%
12/31/2013                   1.45                  0                  0               0.25%              12.0%
12/31/2012                   1.29                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.00%               3.2%
12/31/2015                   1.46                  0                  0               0.00%              -4.2%
12/31/2014                   1.52                  0                  0               0.00%               3.6%
12/31/2013                   1.47                  0                  0               0.00%              12.3%
12/31/2012                   1.31                  0                  0               0.00%              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   0.8%
                 2014                                   1.1%
                 2013                                   0.9%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      894,731    $      887,689            27,639
                                                                         ===============   ===============
Receivables: investments sold                                  10,450
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      905,181
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      905,181           636,413    $         1.42
Band 100                                                           --                --              1.44
Band 75                                                            --                --              1.45
Band 50                                                            --                --              1.47
Band 25                                                            --                --              1.48
Band 0                                                             --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $      905,181           636,413
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,281
Mortality & expense charges                                                                       (12,567)
                                                                                           ---------------
Net investment income (loss)                                                                         (286)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,053
Realized gain distributions                                                                           981
Net change in unrealized appreciation (depreciation)                                               22,329
                                                                                           ---------------
Net gain (loss)                                                                                    25,363
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       25,077
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (286)   $             2,411
Net realized gain (loss)                                                     2,053                  3,313
Realized gain distributions                                                    981                 20,468
Net change in unrealized appreciation (depreciation)                        22,329                 (7,494)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           25,077                 18,698
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   210,434              1,323,611
Cost of units redeemed                                                    (437,221)              (490,135)
Account charges                                                               (807)                  (535)
                                                               --------------------   --------------------
Increase (decrease)                                                       (227,594)               832,941
                                                               --------------------   --------------------
Net increase (decrease)                                                   (202,517)               851,639
Net assets, beginning                                                    1,107,698                256,059
                                                               --------------------   --------------------
Net assets, ending                                             $           905,181    $         1,107,698
                                                               ====================   ====================

Units sold                                                                 167,298                979,748
Units redeemed                                                            (328,330)              (375,688)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (161,032)               604,060
Units outstanding, beginning                                               797,445                193,385
                                                               --------------------   --------------------
Units outstanding, ending                                                  636,413                797,445
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,839,475
Cost of units redeemed/account charges                                                           (981,949)
Net investment income (loss)                                                                        5,401
Net realized gain (loss)                                                                           10,696
Realized gain distributions                                                                        24,516
Net change in unrealized appreciation (depreciation)                                                7,042
                                                                                      --------------------
Net assets                                                                            $           905,181
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                636    $           905               1.25%               2.4%
12/31/2015                   1.39                797              1,108               1.25%               4.9%
12/31/2014                   1.32                193                256               1.25%              -0.2%
12/31/2013                   1.33                 24                 32               1.25%              25.5%
12/31/2012                   1.06                  0                  0               1.25%               5.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               1.00%               2.6%
12/31/2015                   1.40                  0                  0               1.00%               5.2%
12/31/2014                   1.33                  0                  0               1.00%               0.0%
12/31/2013                   1.33                  0                  0               1.00%              25.8%
12/31/2012                   1.06                  0                  0               1.00%               5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.75%               2.9%
12/31/2015                   1.41                  0                  0               0.75%               5.4%
12/31/2014                   1.34                  0                  0               0.75%               0.3%
12/31/2013                   1.33                  0                  0               0.75%              26.1%
12/31/2012                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.50%               3.2%
12/31/2015                   1.42                  0                  0               0.50%               5.7%
12/31/2014                   1.35                  0                  0               0.50%               0.5%
12/31/2013                   1.34                  0                  0               0.50%              26.4%
12/31/2012                   1.06                  0                  0               0.50%               5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%               3.4%
12/31/2015                   1.43                  0                  0               0.25%               6.0%
12/31/2014                   1.35                  0                  0               0.25%               0.8%
12/31/2013                   1.34                  0                  0               0.25%              26.7%
12/31/2012                   1.06                  0                  0               0.25%               5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.00%               3.7%
12/31/2015                   1.44                  0                  0               0.00%               6.2%
12/31/2014                   1.36                  0                  0               0.00%               1.0%
12/31/2013                   1.35                  0                  0               0.00%              27.0%
12/31/2012                   1.06                  0                  0               0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.7%
                 2014                                   3.3%
                 2013                                   3.2%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R3 CLASS - 575719851

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   15,650,644    $   13,257,735           694,738
                                                                         ===============   ===============
Receivables: investments sold                                 231,081
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   15,881,725
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,790,896         4,927,849    $         1.99
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.05
Band 50                                                            --                --              2.09
Band 25                                                            --                --              2.12
Band 0                                                      6,090,829         2,823,037              2.16
                                                       ---------------   ---------------
 Total                                                 $   15,881,725         7,750,886
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      116,982
Mortality & expense charges                                                                      (120,839)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,857)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          393,796
Realized gain distributions                                                                       762,154
Net change in unrealized appreciation (depreciation)                                             (357,668)
                                                                                           ---------------
Net gain (loss)                                                                                   798,282
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      794,425
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,857)   $             9,590
Net realized gain (loss)                                                   393,796                515,027
Realized gain distributions                                                762,154                801,910
Net change in unrealized appreciation (depreciation)                      (357,668)            (1,449,316)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          794,425               (122,789)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,151,541              2,272,358
Cost of units redeemed                                                  (2,075,479)            (2,377,210)
Account charges                                                            (15,973)               (14,136)
                                                               --------------------   --------------------
Increase (decrease)                                                         60,089               (118,988)
                                                               --------------------   --------------------
Net increase (decrease)                                                    854,514               (241,777)
Net assets, beginning                                                   15,027,211             15,268,988
                                                               --------------------   --------------------
Net assets, ending                                             $        15,881,725    $        15,027,211
                                                               ====================   ====================

Units sold                                                               1,084,891              1,173,818
Units redeemed                                                          (1,066,014)            (1,230,559)
                                                               --------------------   --------------------
Net increase (decrease)                                                     18,877                (56,741)
Units outstanding, beginning                                             7,732,009              7,788,750
                                                               --------------------   --------------------
Units outstanding, ending                                                7,750,886              7,732,009
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        30,742,707
Cost of units redeemed/account charges                                                        (21,297,428)
Net investment income (loss)                                                                      (16,302)
Net realized gain (loss)                                                                        1,872,563
Realized gain distributions                                                                     2,187,276
Net change in unrealized appreciation (depreciation)                                            2,392,909
                                                                                      --------------------
Net assets                                                                            $        15,881,725
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99              4,928    $         9,791               1.25%               4.8%
12/31/2015                   1.90              5,045              9,564               1.25%              -1.3%
12/31/2014                   1.92              5,016              9,631               1.25%              10.1%
12/31/2013                   1.74              5,109              8,908               1.25%              28.5%
12/31/2012                   1.36              4,366              5,923               1.25%              15.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%               5.1%
12/31/2015                   1.92                  0                  0               1.00%              -1.0%
12/31/2014                   1.94                  0                  0               1.00%              10.4%
12/31/2013                   1.76                  0                  0               1.00%              28.9%
12/31/2012                   1.37                  0                  0               1.00%              15.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.75%               5.3%
12/31/2015                   1.95                  0                  0               0.75%              -0.8%
12/31/2014                   1.96                  0                  0               0.75%              10.7%
12/31/2013                   1.78                  0                  0               0.75%              29.2%
12/31/2012                   1.37                  0                  0               0.75%              16.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.50%               5.6%
12/31/2015                   1.98                  0                  0               0.50%              -0.5%
12/31/2014                   1.99                  0                  0               0.50%              10.9%
12/31/2013                   1.79                  0                  0               0.50%              29.5%
12/31/2012                   1.38                  0                  0               0.50%              16.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.25%               5.9%
12/31/2015                   2.00                  0                  0               0.25%              -0.3%
12/31/2014                   2.01                  0                  0               0.25%              11.2%
12/31/2013                   1.81                  0                  0               0.25%              29.8%
12/31/2012                   1.39                  0                  0               0.25%              16.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16              2,823    $         6,091               0.00%               6.1%
12/31/2015                   2.03              2,687              5,463               0.00%               0.0%
12/31/2014                   2.03              2,772              5,637               0.00%              11.5%
12/31/2013                   1.82              2,965              5,407               0.00%              30.2%
12/31/2012                   1.40              3,060              4,288               0.00%              16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.9%
                 2014                                   0.6%
                 2013                                   0.6%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R2 CLASS - 575719877

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,424,858    $    5,126,113           241,309
                                                                         ===============   ===============
Receivables: investments sold                                   4,609
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,429,467
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,566,279         2,334,954    $         1.96
Band 100                                                      863,188           434,171              1.99
Band 75                                                            --                --              2.02
Band 50                                                            --                --              2.05
Band 25                                                            --                --              2.09
Band 0                                                             --                --              2.12
                                                       ---------------   ---------------
 Total                                                 $    5,429,467         2,769,125
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,940
Mortality & expense charges                                                                       (78,596)
                                                                                           ---------------
Net investment income (loss)                                                                      (50,656)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          301,656
Realized gain distributions                                                                       269,065
Net change in unrealized appreciation (depreciation)                                             (215,877)
                                                                                           ---------------
Net gain (loss)                                                                                   354,844
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      304,188
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (50,656)   $           (48,167)
Net realized gain (loss)                                                   301,656                527,794
Realized gain distributions                                                269,065                346,929
Net change in unrealized appreciation (depreciation)                      (215,877)              (929,279)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          304,188               (102,723)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,166,298              1,219,816
Cost of units redeemed                                                  (2,442,354)            (2,601,796)
Account charges                                                             (1,414)                (1,419)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,277,470)            (1,383,399)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (973,282)            (1,486,122)
Net assets, beginning                                                    6,402,749              7,888,871
                                                               --------------------   --------------------
Net assets, ending                                             $         5,429,467    $         6,402,749
                                                               ====================   ====================

Units sold                                                                 605,760                686,597
Units redeemed                                                          (1,254,599)            (1,418,240)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (648,839)              (731,643)
Units outstanding, beginning                                             3,417,964              4,149,607
                                                               --------------------   --------------------
Units outstanding, ending                                                2,769,125              3,417,964
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        13,640,102
Cost of units redeemed/account charges                                                        (10,635,896)
Net investment income (loss)                                                                     (199,223)
Net realized gain (loss)                                                                        1,393,796
Realized gain distributions                                                                       931,943
Net change in unrealized appreciation (depreciation)                                              298,745
                                                                                      --------------------
Net assets                                                                            $         5,429,467
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96              2,335    $         4,566               1.25%               4.6%
12/31/2015                   1.87              2,965              5,544               1.25%              -1.6%
12/31/2014                   1.90              3,802              7,220               1.25%               9.8%
12/31/2013                   1.73              3,889              6,725               1.25%              28.2%
12/31/2012                   1.35              2,542              3,427               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                434    $           863               1.00%               4.9%
12/31/2015                   1.90                448                850               1.00%              -1.3%
12/31/2014                   1.92                347                666               1.00%              10.1%
12/31/2013                   1.74                  0                  0               1.00%              28.6%
12/31/2012                   1.36                  0                  0               1.00%              15.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.75%               5.1%
12/31/2015                   1.92                  0                  0               0.75%              -1.1%
12/31/2014                   1.94                  0                  0               0.75%              10.4%
12/31/2013                   1.76                  0                  0               0.75%              28.9%
12/31/2012                   1.37                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.50%               5.4%
12/31/2015                   1.95                  0                  0               0.50%              -0.8%
12/31/2014                   1.97                  0                  0               0.50%              10.7%
12/31/2013                   1.78                  0                  0               0.50%              29.2%
12/31/2012                   1.37                  0                  0               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.25%               5.6%
12/31/2015                   1.98                  0                  0               0.25%              -0.6%
12/31/2014                   1.99                  0                  0               0.25%              10.9%
12/31/2013                   1.79                  0                  0               0.25%              29.5%
12/31/2012                   1.38                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.00%               5.9%
12/31/2015                   2.01                  4                  9               0.00%              -0.3%
12/31/2014                   2.01                  1                  3               0.00%              11.2%
12/31/2013                   1.81                  0                  0               0.00%              29.9%
12/31/2012                   1.39                  0                  0               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.5%
                 2014                                   0.4%
                 2013                                   0.4%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           MFS AGGRESSIVE GROWTH ALLOCATION FUND R3 CLASS - 55273G124

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        2,196    $        2,246               113
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $        2,195
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        2,195             2,129    $         1.03
Band 100                                                           --                --              1.04
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.06
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $        2,195             2,129
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           21
Mortality & expense charges                                                                            (6)
                                                                                           ---------------
Net investment income (loss)                                                                           15
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            40
Net change in unrealized appreciation (depreciation)                                                  (50)
                                                                                           ---------------
Net gain (loss)                                                                                       (10)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            5
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                15    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     40                     --
Net change in unrealized appreciation (depreciation)                           (50)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                                5                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,373                     --
Cost of units redeemed                                                      (1,182)                    --
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                          2,190                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,195                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             2,195    $                --
                                                               ====================   ====================

Units sold                                                                   3,284                     --
Units redeemed                                                              (1,155)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,129                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    2,129                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $             3,373
Cost of units redeemed/account charges                                                             (1,183)
Net investment income (loss)                                                                           15
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            40
Net change in unrealized appreciation (depreciation)                                                  (50)
                                                                                      --------------------
Net assets                                                                            $             2,195
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  2    $             2               1.25%               5.9%
12/31/2015                   0.97                  0                  0               1.25%              -1.3%
12/31/2014                   0.99                  0                  0               1.25%              -1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.00%               6.2%
12/31/2015                   0.98                  0                  0               1.00%              -1.1%
12/31/2014                   0.99                  0                  0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               6.4%
12/31/2015                   0.98                  0                  0               0.75%              -0.8%
12/31/2014                   0.99                  0                  0               0.75%              -1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               6.7%
12/31/2015                   0.98                  0                  0               0.50%              -0.6%
12/31/2014                   0.99                  0                  0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.25%               7.0%
12/31/2015                   0.99                  0                  0               0.25%              -0.3%
12/31/2014                   0.99                  0                  0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%               7.2%
12/31/2015                   0.99                  0                  0               0.00%              -0.1%
12/31/2014                   0.99                  0                  0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  MFS MID CAP GROWTH FUND A CLASS - 552987703

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,260,249    $    3,366,791           236,884
                                                                         ===============   ===============
Receivables: investments sold                                  13,501
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,273,750
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,273,750         1,919,308    $         1.71
Band 100                                                           --                --              1.76
Band 75                                                            --                --              1.82
Band 50                                                            --                --              1.88
Band 25                                                            --                --              1.95
Band 0                                                             --                --              2.05
                                                       ---------------   ---------------
 Total                                                 $    3,273,750         1,919,308
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (21,901)
                                                                                           ---------------
Net investment income (loss)                                                                      (21,901)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           16,611
Realized gain distributions                                                                       176,419
Net change in unrealized appreciation (depreciation)                                             (111,640)
                                                                                           ---------------
Net gain (loss)                                                                                    81,390
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       59,489
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (21,901)   $            (3,399)
Net realized gain (loss)                                                    16,611                 10,361
Realized gain distributions                                                176,419                 24,390
Net change in unrealized appreciation (depreciation)                      (111,640)               (26,274)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           59,489                  5,078
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,024,737                804,841
Cost of units redeemed                                                    (692,711)               (27,300)
Account charges                                                               (674)                   (81)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,331,352                777,460
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,390,841                782,538
Net assets, beginning                                                      882,909                100,371
                                                               --------------------   --------------------
Net assets, ending                                             $         3,273,750    $           882,909
                                                               ====================   ====================

Units sold                                                               1,944,330                488,108
Units redeemed                                                            (558,350)               (17,177)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,385,980                470,931
Units outstanding, beginning                                               533,328                 62,397
                                                               --------------------   --------------------
Units outstanding, ending                                                1,919,308                533,328
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,027,029
Cost of units redeemed/account charges                                                           (870,434)
Net investment income (loss)                                                                      (32,892)
Net realized gain (loss)                                                                           49,188
Realized gain distributions                                                                       207,401
Net change in unrealized appreciation (depreciation)                                             (106,542)
                                                                                      --------------------
Net assets                                                                            $         3,273,750
                                                                                      ====================


--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71              1,919    $         3,274               1.25%               3.0%
12/31/2015                   1.66                533                883               1.25%               2.9%
12/31/2014                   1.61                 62                100               1.25%               7.3%
12/31/2013                   1.50                 61                 92               1.25%              35.2%
12/31/2012                   1.11                 56                 63               1.25%              14.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               1.00%               3.3%
12/31/2015                   1.71                  0                  0               1.00%               3.2%
12/31/2014                   1.65                  0                  0               1.00%               7.5%
12/31/2013                   1.54                  0                  0               1.00%              35.5%
12/31/2012                   1.14                  0                  0               1.00%              15.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.75%               3.5%
12/31/2015                   1.76                  0                  0               0.75%               3.4%
12/31/2014                   1.70                  0                  0               0.75%               7.8%
12/31/2013                   1.58                  0                  0               0.75%              35.9%
12/31/2012                   1.16                  0                  0               0.75%              15.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.50%               3.8%
12/31/2015                   1.81                  0                  0               0.50%               3.7%
12/31/2014                   1.75                  0                  0               0.50%               8.1%
12/31/2013                   1.62                  0                  0               0.50%              36.2%
12/31/2012                   1.19                  0                  0               0.50%              15.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.25%               4.1%
12/31/2015                   1.87                  0                  0               0.25%               3.9%
12/31/2014                   1.80                  0                  0               0.25%               8.3%
12/31/2013                   1.66                  0                  0               0.25%              36.5%
12/31/2012                   1.22                  0                  0               0.25%              15.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.00%               4.3%
12/31/2015                   1.96                  0                  0               0.00%               4.2%
12/31/2014                   1.88                  0                  0               0.00%               8.6%
12/31/2013                   1.73                  0                  0               0.00%              36.9%
12/31/2012                   1.27                  0                  0               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     MFS AGGRESSIVE GROWTH ALLOCATION FUND R2 CLASS - 55273G371 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               5.6%
12/31/2015                   0.97                  0                  0               1.25%              -1.6%
12/31/2014                   0.99                  0                  0               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               5.9%
12/31/2015                   0.97                  0                  0               1.00%              -1.3%
12/31/2014                   0.99                  0                  0               1.00%              -1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               6.1%
12/31/2015                   0.98                  0                  0               0.75%              -1.1%
12/31/2014                   0.99                  0                  0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               6.4%
12/31/2015                   0.98                  0                  0               0.50%              -0.8%
12/31/2014                   0.99                  0                  0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               6.7%
12/31/2015                   0.98                  0                  0               0.25%              -0.6%
12/31/2014                   0.99                  0                  0               0.25%              -0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%               6.9%
12/31/2015                   0.99                  0                  0               0.00%              -0.3%
12/31/2014                   0.99                  0                  0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP VALUE FUND R3 CLASS - 55273W574

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,657,421    $    6,904,301           356,903
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (119,618)
                                                       ---------------
Net assets                                             $    7,537,803
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,537,803         6,719,646    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $    7,537,803         6,719,646
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       82,767
Mortality & expense charges                                                                       (63,953)
                                                                                           ---------------
Net investment income (loss)                                                                       18,814
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          107,615
Realized gain distributions                                                                         4,783
Net change in unrealized appreciation (depreciation)                                              754,168
                                                                                           ---------------
Net gain (loss)                                                                                   866,566
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      885,380
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            18,814    $                21
Net realized gain (loss)                                                   107,615                     --
Realized gain distributions                                                  4,783                    568
Net change in unrealized appreciation (depreciation)                       754,168                 (1,048)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          885,380                   (459)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,154,939                 14,480
Cost of units redeemed                                                  (1,482,052)                    --
Account charges                                                            (34,485)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      6,638,402                 14,480
                                                               --------------------   --------------------
Net increase (decrease)                                                  7,523,782                 14,021
Net assets, beginning                                                       14,021                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         7,537,803    $            14,021
                                                               ====================   ====================

Units sold                                                               8,115,353                 14,243
Units redeemed                                                          (1,409,950)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,705,403                 14,243
Units outstanding, beginning                                                14,243                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                6,719,646                 14,243
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         8,169,419
Cost of units redeemed/account charges                                                         (1,516,537)
Net investment income (loss)                                                                       18,835
Net realized gain (loss)                                                                          107,615
Realized gain distributions                                                                         5,351
Net change in unrealized appreciation (depreciation)                                              753,120
                                                                                      --------------------
Net assets                                                                            $         7,537,803
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              6,720    $         7,538               1.25%              14.0%
12/31/2015                   0.98                 14                 14               1.25%              -3.7%
12/31/2014                   1.02                  0                  0               1.25%               2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              14.2%
12/31/2015                   0.99                  0                  0               1.00%              -3.5%
12/31/2014                   1.02                  0                  0               1.00%               2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              14.5%
12/31/2015                   0.99                  0                  0               0.75%              -3.2%
12/31/2014                   1.02                  0                  0               0.75%               2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              14.8%
12/31/2015                   0.99                  0                  0               0.50%              -3.0%
12/31/2014                   1.02                  0                  0               0.50%               2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              15.1%
12/31/2015                   0.99                  0                  0               0.25%              -2.7%
12/31/2014                   1.02                  0                  0               0.25%               2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              15.4%
12/31/2015                   1.00                  0                  0               0.00%              -2.5%
12/31/2014                   1.02                  0                  0               0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   0.6%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        MFS CONSERVATIVE ALLOCATION FUND R2 CLASS - 55273G355 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               3.9%
12/31/2015                   0.97                  0                  0               1.25%              -2.3%
12/31/2014                   0.99                  0                  0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               4.1%
12/31/2015                   0.97                  0                  0               1.00%              -2.0%
12/31/2014                   0.99                  0                  0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               4.4%
12/31/2015                   0.98                  0                  0               0.75%              -1.8%
12/31/2014                   0.99                  0                  0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               4.6%
12/31/2015                   0.98                  0                  0               0.50%              -1.5%
12/31/2014                   1.00                  0                  0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               4.9%
12/31/2015                   0.98                  0                  0               0.25%              -1.3%
12/31/2014                   1.00                  0                  0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               5.2%
12/31/2015                   0.99                  0                  0               0.00%              -1.0%
12/31/2014                   1.00                  0                  0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP VALUE FUND R2 CLASS - 55273W590

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,726,558    $    5,962,308           319,537
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (108,936)
                                                       ---------------
Net assets                                             $    6,617,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,314,277         4,762,985    $         1.12
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                      1,303,345         1,138,556              1.14
                                                       ---------------   ---------------
 Total                                                 $    6,617,622         5,901,541
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       63,609
Mortality & expense charges                                                                       (53,070)
                                                                                           ---------------
Net investment income (loss)                                                                       10,539
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           67,530
Realized gain distributions                                                                         4,420
Net change in unrealized appreciation (depreciation)                                              780,867
                                                                                           ---------------
Net gain (loss)                                                                                   852,817
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      863,356
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            10,539    $              (520)
Net realized gain (loss)                                                    67,530                 (1,457)
Realized gain distributions                                                  4,420                  9,232
Net change in unrealized appreciation (depreciation)                       780,867                (16,617)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          863,356                 (9,362)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,772,263                321,319
Cost of units redeemed                                                  (1,211,717)               (84,121)
Account charges                                                            (34,106)                   (10)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,526,440                237,188
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,389,796                227,826
Net assets, beginning                                                      227,826                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         6,617,622    $           227,826
                                                               ====================   ====================

Units sold                                                               6,832,809                313,855
Units redeemed                                                          (1,163,445)               (81,678)
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,669,364                232,177
Units outstanding, beginning                                               232,177                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                5,901,541                232,177
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         7,093,582
Cost of units redeemed/account charges                                                         (1,329,954)
Net investment income (loss)                                                                       10,019
Net realized gain (loss)                                                                           66,073
Realized gain distributions                                                                        13,652
Net change in unrealized appreciation (depreciation)                                              764,250
                                                                                      --------------------
Net assets                                                                            $         6,617,622
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              4,763    $         5,314               1.25%              13.7%
12/31/2015                   0.98                232                228               1.25%              -4.0%
12/31/2014                   1.02                  0                  0               1.25%               2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              14.0%
12/31/2015                   0.98                  0                  0               1.00%              -3.8%
12/31/2014                   1.02                  0                  0               1.00%               2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              14.3%
12/31/2015                   0.99                  0                  0               0.75%              -3.5%
12/31/2014                   1.02                  0                  0               0.75%               2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              14.6%
12/31/2015                   0.99                  0                  0               0.50%              -3.3%
12/31/2014                   1.02                  0                  0               0.50%               2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              14.8%
12/31/2015                   0.99                  0                  0               0.25%              -3.0%
12/31/2014                   1.02                  0                  0               0.25%               2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14              1,139    $         1,303               0.00%              15.1%
12/31/2015                   0.99                  0                  0               0.00%              -2.8%
12/31/2014                   1.02                  0                  0               0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   0.2%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              MFS CONSERVATIVE ALLOCATION FUND R3 CLASS - 552746505

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      342,583    $      345,433            23,426
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,140)
                                                       ---------------
Net assets                                             $      339,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      339,443           335,237    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $      339,443           335,237
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,015
Mortality & expense charges                                                                        (1,547)
                                                                                           ---------------
Net investment income (loss)                                                                        2,468
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,270
Realized gain distributions                                                                         2,628
Net change in unrealized appreciation (depreciation)                                                 (363)
                                                                                           ---------------
Net gain (loss)                                                                                     3,535
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,003
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,468    $               595
Net realized gain (loss)                                                     1,270                     (5)
Realized gain distributions                                                  2,628                  1,067
Net change in unrealized appreciation (depreciation)                          (363)                (2,487)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,003                   (830)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   282,278                 95,215
Cost of units redeemed                                                     (43,154)                    --
Account charges                                                                (69)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        239,055                 95,215
                                                               --------------------   --------------------
Net increase (decrease)                                                    245,058                 94,385
Net assets, beginning                                                       94,385                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           339,443    $            94,385
                                                               ====================   ====================

Units sold                                                                 280,194                 97,024
Units redeemed                                                             (41,981)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    238,213                 97,024
Units outstanding, beginning                                                97,024                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  335,237                 97,024
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           377,493
Cost of units redeemed/account charges                                                            (43,223)
Net investment income (loss)                                                                        3,063
Net realized gain (loss)                                                                            1,265
Realized gain distributions                                                                         3,695
Net change in unrealized appreciation (depreciation)                                               (2,850)
                                                                                      --------------------
Net assets                                                                            $           339,443
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                335    $           339               1.25%               4.1%
12/31/2015                   0.97                 97                 94               1.25%              -2.0%
12/31/2014                   0.99                  0                  0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               4.3%
12/31/2015                   0.98                  0                  0               1.00%              -1.8%
12/31/2014                   0.99                  0                  0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               4.6%
12/31/2015                   0.98                  0                  0               0.75%              -1.5%
12/31/2014                   1.00                  0                  0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               4.9%
12/31/2015                   0.98                  0                  0               0.50%              -1.3%
12/31/2014                   1.00                  0                  0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               5.1%
12/31/2015                   0.99                  0                  0               0.25%              -1.0%
12/31/2014                   1.00                  0                  0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               5.4%
12/31/2015                   0.99                  0                  0               0.00%              -0.8%
12/31/2014                   1.00                  0                  0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   2.4%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MODERATE ALLOCATION FUND R2 CLASS - 55273G348 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.03
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.04
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               4.9%
12/31/2015                   0.97                  0                  0               1.25%              -2.4%
12/31/2014                   0.99                  0                  0               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               5.1%
12/31/2015                   0.97                  0                  0               1.00%              -2.2%
12/31/2014                   0.99                  0                  0               1.00%              -1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               5.4%
12/31/2015                   0.97                  0                  0               0.75%              -1.9%
12/31/2014                   0.99                  0                  0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.50%               5.7%
12/31/2015                   0.98                  0                  0               0.50%              -1.7%
12/31/2014                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               5.9%
12/31/2015                   0.98                  0                  0               0.25%              -1.4%
12/31/2014                   0.99                  0                  0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.00%               6.2%
12/31/2015                   0.98                  0                  0               0.00%              -1.2%
12/31/2014                   1.00                  0                  0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        MFS EMERGING MARKETS DEBT FUND R2 CLASS - 552743502 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.25%               7.7%
12/31/2015                   1.02                  0                  0               1.25%              -2.3%
12/31/2014                   1.04                  0                  0               1.25%               2.9%
12/31/2013                   1.01                  0                  0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%               7.9%
12/31/2015                   1.02                  0                  0               1.00%              -2.0%
12/31/2014                   1.04                  0                  0               1.00%               3.2%
12/31/2013                   1.01                  0                  0               1.00%               1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%               8.2%
12/31/2015                   1.03                  0                  0               0.75%              -1.8%
12/31/2014                   1.05                  0                  0               0.75%               3.4%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%               8.5%
12/31/2015                   1.04                  0                  0               0.50%              -1.6%
12/31/2014                   1.05                  0                  0               0.50%               3.7%
12/31/2013                   1.01                  0                  0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%               8.7%
12/31/2015                   1.04                  0                  0               0.25%              -1.3%
12/31/2014                   1.06                  0                  0               0.25%               3.9%
12/31/2013                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.00%               9.0%
12/31/2015                   1.05                  0                  0               0.00%              -1.1%
12/31/2014                   1.06                  0                  0               0.00%               4.2%
12/31/2013                   1.02                  0                  0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               MFS MODERATE ALLOCATION FUND R3 CLASS - 552746802

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,611    $       22,947             1,411
                                                                         ===============   ===============
Receivables: investments sold                                      23
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       22,634
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       22,634            22,216    $         1.02
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $       22,634            22,216
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          489
Mortality & expense charges                                                                          (694)
                                                                                           ---------------
Net investment income (loss)                                                                         (205)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,076)
Realized gain distributions                                                                           296
Net change in unrealized appreciation (depreciation)                                                4,527
                                                                                           ---------------
Net gain (loss)                                                                                     3,747
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,542
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (205)   $               268
Net realized gain (loss)                                                    (1,076)                  (117)
Realized gain distributions                                                    296                  2,437
Net change in unrealized appreciation (depreciation)                         4,527                 (4,863)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,542                 (2,275)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    31,781                 66,769
Cost of units redeemed                                                     (72,525)                (4,657)
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (40,745)                62,112
                                                               --------------------   --------------------
Net increase (decrease)                                                    (37,203)                59,837
Net assets, beginning                                                       59,837                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            22,634    $            59,837
                                                               ====================   ====================

Units sold                                                                  31,093                 66,552
Units redeemed                                                             (70,665)                (4,764)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (39,572)                61,788
Units outstanding, beginning                                                61,788                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   22,216                 61,788
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            98,550
Cost of units redeemed/account charges                                                            (77,183)
Net investment income (loss)                                                                           63
Net realized gain (loss)                                                                           (1,193)
Realized gain distributions                                                                         2,733
Net change in unrealized appreciation (depreciation)                                                 (336)
                                                                                      --------------------
Net assets                                                                            $            22,634
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                 22    $            23               1.25%               5.2%
12/31/2015                   0.97                 62                 60               1.25%              -2.2%
12/31/2014                   0.99                  0                  0               1.25%              -1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               5.5%
12/31/2015                   0.97                  0                  0               1.00%              -2.0%
12/31/2014                   0.99                  0                  0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               5.7%
12/31/2015                   0.98                  0                  0               0.75%              -1.7%
12/31/2014                   0.99                  0                  0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               6.0%
12/31/2015                   0.98                  0                  0               0.50%              -1.5%
12/31/2014                   0.99                  0                  0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               6.3%
12/31/2015                   0.98                  0                  0               0.25%              -1.2%
12/31/2014                   1.00                  0                  0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               6.5%
12/31/2015                   0.99                  0                  0               0.00%              -1.0%
12/31/2014                   1.00                  0                  0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   3.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              MFS EMERGING MARKETS DEBT FUND R3 CLASS - 552743601

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       91,932    $       93,144             6,372
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (37)
                                                       ---------------
Net assets                                             $       91,895
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       91,895            83,358    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $       91,895            83,358
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          528
Mortality & expense charges                                                                          (153)
                                                                                           ---------------
Net investment income (loss)                                                                          375
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (1)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (1,212)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,213)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (838)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               375    $             8,004
Net realized gain (loss)                                                        (1)                (3,368)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (1,212)                26,194
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (838)                30,830
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    94,157                 71,146
Cost of units redeemed                                                      (1,312)              (947,971)
Account charges                                                               (114)                (1,366)
                                                               --------------------   --------------------
Increase (decrease)                                                         92,731               (878,191)
                                                               --------------------   --------------------
Net increase (decrease)                                                     91,893               (847,361)
Net assets, beginning                                                            2                847,363
                                                               --------------------   --------------------
Net assets, ending                                             $            91,895    $                 2
                                                               ====================   ====================

Units sold                                                                  84,669                100,297
Units redeemed                                                              (1,313)              (912,919)
                                                               --------------------   --------------------
Net increase (decrease)                                                     83,356               (812,622)
Units outstanding, beginning                                                     2                812,624
                                                               --------------------   --------------------
Units outstanding, ending                                                   83,358                      2
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,622,568
Cost of units redeemed/account charges                                                         (4,668,956)
Net investment income (loss)                                                                       55,712
Net realized gain (loss)                                                                           81,195
Realized gain distributions                                                                         2,588
Net change in unrealized appreciation (depreciation)                                               (1,212)
                                                                                      --------------------
Net assets                                                                            $            91,895
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                 83    $            92               1.25%               8.0%
12/31/2015                   1.02                  0                  0               1.25%              -2.1%
12/31/2014                   1.04                813                847               1.25%               3.2%
12/31/2013                   1.01              1,527              1,543               1.25%               1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%               8.2%
12/31/2015                   1.03                  0                  0               1.00%              -1.8%
12/31/2014                   1.05                  0                  0               1.00%               3.4%
12/31/2013                   1.01                  0                  0               1.00%               1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%               8.5%
12/31/2015                   1.03                  0                  0               0.75%              -1.6%
12/31/2014                   1.05                  0                  0               0.75%               3.7%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               8.8%
12/31/2015                   1.04                  0                  0               0.50%              -1.3%
12/31/2014                   1.05                  0                  0               0.50%               3.9%
12/31/2013                   1.01                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%               9.0%
12/31/2015                   1.05                  0                  0               0.25%              -1.1%
12/31/2014                   1.06                  0                  0               0.25%               4.2%
12/31/2013                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%               9.3%
12/31/2015                   1.05                  0                  0               0.00%              -0.8%
12/31/2014                   1.06                  0                  0               0.00%               4.5%
12/31/2013                   1.02                  0                  0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   2.7%
                 2014                                   5.2%
                 2013                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  MFS NEW DISCOVERY FUND R3 CLASS - 55273H742

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       24,032    $       22,476             1,006
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       24,032
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       24,032            18,350    $         1.31
Band 100                                                           --                --              1.33
Band 75                                                            --                --              1.35
Band 50                                                            --                --              1.37
Band 25                                                            --                --              1.38
Band 0                                                             --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $       24,032            18,350
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (432)
                                                                                           ---------------
Net investment income (loss)                                                                         (432)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,953)
Realized gain distributions                                                                           570
Net change in unrealized appreciation (depreciation)                                                7,884
                                                                                           ---------------
Net gain (loss)                                                                                    (3,499)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (3,931)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (432)   $            (7,920)
Net realized gain (loss)                                                   (11,953)               (58,514)
Realized gain distributions                                                    570                     --
Net change in unrealized appreciation (depreciation)                         7,884                 76,726
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (3,931)                10,292
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    12,467                101,820
Cost of units redeemed                                                     (70,278)              (910,724)
Account charges                                                                (58)                  (767)
                                                               --------------------   --------------------
Increase (decrease)                                                        (57,869)              (809,671)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (61,800)              (799,379)
Net assets, beginning                                                       85,832                885,211
                                                               --------------------   --------------------
Net assets, ending                                             $            24,032    $            85,832
                                                               ====================   ====================

Units sold                                                                  10,995                135,117
Units redeemed                                                             (62,938)              (765,516)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (51,943)              (630,399)
Units outstanding, beginning                                                70,293                700,692
                                                               --------------------   --------------------
Units outstanding, ending                                                   18,350                 70,293
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,285,911
Cost of units redeemed/account charges                                                         (1,255,856)
Net investment income (loss)                                                                      (21,718)
Net realized gain (loss)                                                                          (70,689)
Realized gain distributions                                                                        84,828
Net change in unrealized appreciation (depreciation)                                                1,556
                                                                                      --------------------
Net assets                                                                            $            24,032
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                 18    $            24               1.25%               7.3%
12/31/2015                   1.22                 70                 86               1.25%              -3.3%
12/31/2014                   1.26                701                885               1.25%              -8.7%
12/31/2013                   1.38                146                201               1.25%              39.1%
12/31/2012                   0.99                 44                 44               1.25%              19.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               1.00%               7.5%
12/31/2015                   1.23                  0                  0               1.00%              -3.1%
12/31/2014                   1.27                  0                  0               1.00%              -8.4%
12/31/2013                   1.39                  0                  0               1.00%              39.4%
12/31/2012                   1.00                  0                  0               1.00%              19.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.75%               7.8%
12/31/2015                   1.25                  0                  0               0.75%              -2.9%
12/31/2014                   1.29                  0                  0               0.75%              -8.2%
12/31/2013                   1.40                  0                  0               0.75%              39.8%
12/31/2012                   1.00                  0                  0               0.75%              19.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.50%               8.1%
12/31/2015                   1.26                  0                  0               0.50%              -2.6%
12/31/2014                   1.30                  0                  0               0.50%              -8.0%
12/31/2013                   1.41                  0                  0               0.50%              40.1%
12/31/2012                   1.01                  0                  0               0.50%              20.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.25%               8.3%
12/31/2015                   1.28                  0                  0               0.25%              -2.4%
12/31/2014                   1.31                  0                  0               0.25%              -7.8%
12/31/2013                   1.42                  0                  0               0.25%              40.5%
12/31/2012                   1.01                  0                  0               0.25%              20.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.00%               8.6%
12/31/2015                   1.29                  0                  0               0.00%              -2.1%
12/31/2014                   1.32                  0                  0               0.00%              -7.5%
12/31/2013                   1.43                  0                  0               0.00%              40.8%
12/31/2012                   1.01                  0                  0               0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          MFS GROWTH ALLOCATION FUND R2 CLASS - 55273G363 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               5.9%
12/31/2015                   0.96                  0                  0               1.25%              -2.3%
12/31/2014                   0.99                  0                  0               1.25%              -1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               6.2%
12/31/2015                   0.97                  0                  0               1.00%              -2.1%
12/31/2014                   0.99                  0                  0               1.00%              -1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               6.5%
12/31/2015                   0.97                  0                  0               0.75%              -1.9%
12/31/2014                   0.99                  0                  0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               6.7%
12/31/2015                   0.97                  0                  0               0.50%              -1.6%
12/31/2014                   0.99                  0                  0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               7.0%
12/31/2015                   0.98                  0                  0               0.25%              -1.4%
12/31/2014                   0.99                  0                  0               0.25%              -1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               7.3%
12/31/2015                   0.98                  0                  0               0.00%              -1.1%
12/31/2014                   0.99                  0                  0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  MFS NEW DISCOVERY FUND R2 CLASS - 552983173

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       64,587    $       55,566             2,856
                                                                         ===============   ===============
Receivables: investments sold                                     250
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       64,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       64,837            50,199    $         1.29
Band 100                                                           --                --              1.31
Band 75                                                            --                --              1.33
Band 50                                                            --                --              1.35
Band 25                                                            --                --              1.36
Band 0                                                             --                --              1.38
                                                       ---------------   ---------------
 Total                                                 $       64,837            50,199
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,953)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,953)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (18,519)
Realized gain distributions                                                                         2,011
Net change in unrealized appreciation (depreciation)                                               22,549
                                                                                           ---------------
Net gain (loss)                                                                                     6,041
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,088
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,953)   $            (6,602)
Net realized gain (loss)                                                   (18,519)               (30,787)
Realized gain distributions                                                  2,011                     --
Net change in unrealized appreciation (depreciation)                        22,549                 55,762
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,088                 18,373
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    59,651                285,989
Cost of units redeemed                                                    (257,300)              (714,752)
Account charges                                                                (98)                  (235)
                                                               --------------------   --------------------
Increase (decrease)                                                       (197,747)              (428,998)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (193,659)              (410,625)
Net assets, beginning                                                      258,496                669,121
                                                               --------------------   --------------------
Net assets, ending                                             $            64,837    $           258,496
                                                               ====================   ====================

Units sold                                                                  54,546                232,595
Units redeemed                                                            (217,898)              (553,107)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (163,352)              (320,512)
Units outstanding, beginning                                               213,551                534,063
                                                               --------------------   --------------------
Units outstanding, ending                                                   50,199                213,551
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,581,219
Cost of units redeemed/account charges                                                         (1,554,389)
Net investment income (loss)                                                                      (19,565)
Net realized gain (loss)                                                                          (52,747)
Realized gain distributions                                                                       101,298
Net change in unrealized appreciation (depreciation)                                                9,021
                                                                                      --------------------
Net assets                                                                            $            64,837
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                 50    $            65               1.25%               7.0%
12/31/2015                   1.21                204                247               1.25%              -3.6%
12/31/2014                   1.25                528                661               1.25%              -8.9%
12/31/2013                   1.37                297                409               1.25%              38.7%
12/31/2012                   0.99                 67                 66               1.25%              19.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               1.00%               7.2%
12/31/2015                   1.22                  0                  0               1.00%              -3.3%
12/31/2014                   1.26                  0                  0               1.00%              -8.7%
12/31/2013                   1.38                  0                  0               1.00%              39.1%
12/31/2012                   0.99                  0                  0               1.00%              19.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.75%               7.5%
12/31/2015                   1.24                  0                  0               0.75%              -3.1%
12/31/2014                   1.27                  0                  0               0.75%              -8.4%
12/31/2013                   1.39                  0                  0               0.75%              39.4%
12/31/2012                   1.00                  0                  0               0.75%              19.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.50%               7.8%
12/31/2015                   1.25                  0                  0               0.50%              -2.9%
12/31/2014                   1.29                  0                  0               0.50%              -8.2%
12/31/2013                   1.40                  0                  0               0.50%              39.8%
12/31/2012                   1.00                  0                  0               0.50%              20.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.25%               8.0%
12/31/2015                   1.26                  0                  0               0.25%              -2.6%
12/31/2014                   1.30                  0                  0               0.25%              -8.0%
12/31/2013                   1.41                  0                  0               0.25%              40.1%
12/31/2012                   1.01                  0                  0               0.25%              20.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.00%               8.3%
12/31/2015                   1.28                  9                 12               0.00%              -2.4%
12/31/2014                   1.31                  6                  8               0.00%              -7.7%
12/31/2013                   1.42                  0                  0               0.00%              40.5%
12/31/2012                   1.01                  0                  0               0.00%              20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                MFS GROWTH ALLOCATION FUND R3 CLASS - 552746208

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      104,828    $      108,410             5,840
                                                                         ===============   ===============
Receivables: investments sold                                      16
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      104,844
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      104,844           102,264    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $      104,844           102,264
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,268
Mortality & expense charges                                                                        (1,228)
                                                                                           ---------------
Net investment income (loss)                                                                           40
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (107)
Realized gain distributions                                                                         1,683
Net change in unrealized appreciation (depreciation)                                                4,437
                                                                                           ---------------
Net gain (loss)                                                                                     6,013
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,053
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                40    $               762
Net realized gain (loss)                                                      (107)                    (7)
Realized gain distributions                                                  1,683                  2,800
Net change in unrealized appreciation (depreciation)                         4,437                 (8,019)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,053                 (4,464)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,958                 95,468
Cost of units redeemed                                                      (4,171)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          7,787                 95,468
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,840                 91,004
Net assets, beginning                                                       91,004                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           104,844    $            91,004
                                                               ====================   ====================

Units sold                                                                  12,065                 94,266
Units redeemed                                                              (4,051)                   (16)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,014                 94,250
Units outstanding, beginning                                                94,250                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  102,264                 94,250
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           107,426
Cost of units redeemed/account charges                                                             (4,171)
Net investment income (loss)                                                                          802
Net realized gain (loss)                                                                             (114)
Realized gain distributions                                                                         4,483
Net change in unrealized appreciation (depreciation)                                               (3,582)
                                                                                      --------------------
Net assets                                                                            $           104,844
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                102    $           105               1.25%               6.2%
12/31/2015                   0.97                 94                 91               1.25%              -2.1%
12/31/2014                   0.99                  0                  0               1.25%              -1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               6.4%
12/31/2015                   0.97                  0                  0               1.00%              -1.9%
12/31/2014                   0.99                  0                  0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               6.7%
12/31/2015                   0.97                  0                  0               0.75%              -1.6%
12/31/2014                   0.99                  0                  0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               7.0%
12/31/2015                   0.98                  0                  0               0.50%              -1.4%
12/31/2014                   0.99                  0                  0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               7.2%
12/31/2015                   0.98                  0                  0               0.25%              -1.1%
12/31/2014                   0.99                  0                  0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%               7.5%
12/31/2015                   0.98                  0                  0               0.00%              -0.9%
12/31/2014                   0.99                  0                  0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   3.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    MFS UTILITIES FUND R3 CLASS - 552986689

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      346,218    $      361,797            19,299
                                                                         ===============   ===============
Receivables: investments sold                                   2,334
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      348,552
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      348,552           203,327    $         1.71
Band 100                                                           --                --              1.74
Band 75                                                            --                --              1.77
Band 50                                                            --                --              1.80
Band 25                                                            --                --              1.83
Band 0                                                             --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $      348,552           203,327
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,027
Mortality & expense charges                                                                        (3,880)
                                                                                           ---------------
Net investment income (loss)                                                                        8,147
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,028)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               22,070
                                                                                           ---------------
Net gain (loss)                                                                                    18,042
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       26,189
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,147    $             1,818
Net realized gain (loss)                                                    (4,028)                   603
Realized gain distributions                                                     --                 15,627
Net change in unrealized appreciation (depreciation)                        22,070                (38,196)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           26,189                (20,148)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    87,080                246,904
Cost of units redeemed                                                     (23,387)               (60,190)
Account charges                                                                (60)                   (37)
                                                               --------------------   --------------------
Increase (decrease)                                                         63,633                186,677
                                                               --------------------   --------------------
Net increase (decrease)                                                     89,822                166,529
Net assets, beginning                                                      258,730                 92,201
                                                               --------------------   --------------------
Net assets, ending                                             $           348,552    $           258,730
                                                               ====================   ====================

Units sold                                                                  52,254                150,432
Units redeemed                                                             (14,988)               (34,174)
                                                               --------------------   --------------------
Net increase (decrease)                                                     37,266                116,258
Units outstanding, beginning                                               166,061                 49,803
                                                               --------------------   --------------------
Units outstanding, ending                                                  203,327                166,061
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           434,129
Cost of units redeemed/account charges                                                           (102,757)
Net investment income (loss)                                                                       11,850
Net realized gain (loss)                                                                           (1,307)
Realized gain distributions                                                                        22,216
Net change in unrealized appreciation (depreciation)                                              (15,579)
                                                                                      --------------------
Net assets                                                                            $           348,552
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                203    $           349               1.25%              10.0%
12/31/2015                   1.56                166                259               1.25%             -15.8%
12/31/2014                   1.85                 50                 92               1.25%              11.2%
12/31/2013                   1.67                 18                 30               1.25%              18.7%
12/31/2012                   1.40                 18                 25               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               1.00%              10.3%
12/31/2015                   1.58                  0                  0               1.00%             -15.6%
12/31/2014                   1.87                  0                  0               1.00%              11.5%
12/31/2013                   1.68                  0                  0               1.00%              19.0%
12/31/2012                   1.41                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%              10.6%
12/31/2015                   1.60                  0                  0               0.75%             -15.4%
12/31/2014                   1.89                  0                  0               0.75%              11.7%
12/31/2013                   1.70                  0                  0               0.75%              19.3%
12/31/2012                   1.42                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.50%              10.9%
12/31/2015                   1.62                  0                  0               0.50%             -15.2%
12/31/2014                   1.92                  0                  0               0.50%              12.0%
12/31/2013                   1.71                  0                  0               0.50%              19.6%
12/31/2012                   1.43                  0                  0               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.25%              11.1%
12/31/2015                   1.65                  0                  0               0.25%             -15.0%
12/31/2014                   1.94                  0                  0               0.25%              12.3%
12/31/2013                   1.73                  0                  0               0.25%              19.9%
12/31/2012                   1.44                  0                  0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.00%              11.4%
12/31/2015                   1.67                  0                  0               0.00%             -14.8%
12/31/2014                   1.96                  0                  0               0.00%              12.6%
12/31/2013                   1.74                  0                  0               0.00%              20.2%
12/31/2012                   1.45                  0                  0               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.0%
                 2015                                   1.9%
                 2014                                   2.5%
                 2013                                   2.8%
                 2012                                   3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      418,087    $      423,914            16,096
                                                                         ===============   ===============
Receivables: investments sold                                   6,219
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      424,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      424,306           284,809    $         1.49
Band 100                                                           --                --              1.52
Band 75                                                            --                --              1.54
Band 50                                                            --                --              1.57
Band 25                                                            --                --              1.60
Band 0                                                             --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $      424,306           284,809
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,457
Mortality & expense charges                                                                        (5,275)
                                                                                           ---------------
Net investment income (loss)                                                                         (818)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               89
Realized gain distributions                                                                         4,667
Net change in unrealized appreciation (depreciation)                                              (12,326)
                                                                                           ---------------
Net gain (loss)                                                                                    (7,570)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (8,388)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (818)   $            (2,948)
Net realized gain (loss)                                                        89                 24,839
Realized gain distributions                                                  4,667                     --
Net change in unrealized appreciation (depreciation)                       (12,326)               (15,879)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (8,388)                 6,012
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   129,125                145,790
Cost of units redeemed                                                    (165,937)              (160,347)
Account charges                                                               (160)                  (271)
                                                               --------------------   --------------------
Increase (decrease)                                                        (36,972)               (14,828)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (45,360)                (8,816)
Net assets, beginning                                                      469,666                478,482
                                                               --------------------   --------------------
Net assets, ending                                             $           424,306    $           469,666
                                                               ====================   ====================

Units sold                                                                  85,886                118,795
Units redeemed                                                            (112,411)              (127,636)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (26,525)                (8,841)
Units outstanding, beginning                                               311,334                320,175
                                                               --------------------   --------------------
Units outstanding, ending                                                  284,809                311,334
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           890,918
Cost of units redeemed/account charges                                                           (511,345)
Net investment income (loss)                                                                       (4,727)
Net realized gain (loss)                                                                           50,620
Realized gain distributions                                                                         4,667
Net change in unrealized appreciation (depreciation)                                               (5,827)
                                                                                      --------------------
Net assets                                                                            $           424,306
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                285    $           424               1.25%              -1.2%
12/31/2015                   1.51                311                470               1.25%               0.9%
12/31/2014                   1.49                320                478               1.25%              -4.4%
12/31/2013                   1.56                283                441               1.25%              17.7%
12/31/2012                   1.33                 99                132               1.25%              22.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               1.00%              -1.0%
12/31/2015                   1.53                  0                  0               1.00%               1.2%
12/31/2014                   1.51                  0                  0               1.00%              -4.1%
12/31/2013                   1.58                  0                  0               1.00%              18.0%
12/31/2012                   1.34                  0                  0               1.00%              23.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%              -0.8%
12/31/2015                   1.55                  0                  0               0.75%               1.5%
12/31/2014                   1.53                  0                  0               0.75%              -3.9%
12/31/2013                   1.59                  0                  0               0.75%              18.3%
12/31/2012                   1.35                  0                  0               0.75%              23.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.50%              -0.5%
12/31/2015                   1.58                  0                  0               0.50%               1.7%
12/31/2014                   1.55                  0                  0               0.50%              -3.6%
12/31/2013                   1.61                  0                  0               0.50%              18.6%
12/31/2012                   1.36                  0                  0               0.50%              23.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.25%              -0.3%
12/31/2015                   1.60                  0                  0               0.25%               2.0%
12/31/2014                   1.57                  0                  0               0.25%              -3.4%
12/31/2013                   1.63                  0                  0               0.25%              18.9%
12/31/2012                   1.37                  0                  0               0.25%              24.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.00%               0.0%
12/31/2015                   1.63                  0                  0               0.00%               2.2%
12/31/2014                   1.59                  0                  0               0.00%              -3.2%
12/31/2013                   1.64                  0                  0               0.00%              19.2%
12/31/2012                   1.38                  0                  0               0.00%              24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.6%
                 2014                                   0.9%
                 2013                                   1.4%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    MFS UTILITIES FUND R2 CLASS - 552986770

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      577,721    $      648,344            31,047
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (18,253)
                                                       ---------------
Net assets                                             $      559,468
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      499,103           296,143    $         1.69
Band 100                                                       60,365            35,232              1.71
Band 75                                                            --                --              1.74
Band 50                                                            --                --              1.77
Band 25                                                            --                --              1.80
Band 0                                                             --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $      559,468           331,375
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,468
Mortality & expense charges                                                                        (8,025)
                                                                                           ---------------
Net investment income (loss)                                                                       13,443
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (47,443)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               92,676
                                                                                           ---------------
Net gain (loss)                                                                                    45,233
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       58,676
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            13,443    $             5,762
Net realized gain (loss)                                                   (47,443)                (7,182)
Realized gain distributions                                                     --                 36,612
Net change in unrealized appreciation (depreciation)                        92,676               (146,440)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           58,676               (111,248)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   170,453                188,951
Cost of units redeemed                                                    (261,918)              (572,610)
Account charges                                                               (161)                  (374)
                                                               --------------------   --------------------
Increase (decrease)                                                        (91,626)              (384,033)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (32,950)              (495,281)
Net assets, beginning                                                      592,418              1,087,699
                                                               --------------------   --------------------
Net assets, ending                                             $           559,468    $           592,418
                                                               ====================   ====================

Units sold                                                                 103,355                115,998
Units redeemed                                                            (157,241)              (324,663)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (53,886)              (208,665)
Units outstanding, beginning                                               385,261                593,926
                                                               --------------------   --------------------
Units outstanding, ending                                                  331,375                385,261
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,957,666
Cost of units redeemed/account charges                                                         (1,481,421)
Net investment income (loss)                                                                       38,762
Net realized gain (loss)                                                                           (4,435)
Realized gain distributions                                                                       119,519
Net change in unrealized appreciation (depreciation)                                              (70,623)
                                                                                      --------------------
Net assets                                                                            $           559,468
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                296    $           499               1.25%               9.8%
12/31/2015                   1.54                341                524               1.25%             -16.1%
12/31/2014                   1.83                541                990               1.25%              10.9%
12/31/2013                   1.65                276                455               1.25%              18.4%
12/31/2012                   1.39                176                245               1.25%              11.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                 35    $            60               1.00%              10.1%
12/31/2015                   1.56                 44                 69               1.00%             -15.9%
12/31/2014                   1.85                 53                 98               1.00%              11.2%
12/31/2013                   1.66                  0                  0               1.00%              18.7%
12/31/2012                   1.40                  0                  0               1.00%              11.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.75%              10.3%
12/31/2015                   1.58                  0                  0               0.75%             -15.7%
12/31/2014                   1.87                  0                  0               0.75%              11.5%
12/31/2013                   1.68                  0                  0               0.75%              19.0%
12/31/2012                   1.41                  0                  0               0.75%              12.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.50%              10.6%
12/31/2015                   1.60                  0                  0               0.50%             -15.5%
12/31/2014                   1.89                  0                  0               0.50%              11.8%
12/31/2013                   1.69                  0                  0               0.50%              19.3%
12/31/2012                   1.42                  0                  0               0.50%              12.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%              10.9%
12/31/2015                   1.62                  0                  0               0.25%             -15.2%
12/31/2014                   1.92                  0                  0               0.25%              12.1%
12/31/2013                   1.71                  0                  0               0.25%              19.6%
12/31/2012                   1.43                  0                  0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.00%              11.2%
12/31/2015                   1.65                  0                  0               0.00%             -15.0%
12/31/2014                   1.94                  0                  0               0.00%              12.3%
12/31/2013                   1.72                  0                  0               0.00%              19.9%
12/31/2012                   1.44                  0                  0               0.00%              13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.7%
                 2015                                   1.9%
                 2014                                   2.3%
                 2013                                   2.6%
                 2012                                   3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,309,525    $    2,869,214           123,244
                                                                         ===============   ===============
Receivables: investments sold                                  23,018
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,332,543
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,332,543         1,144,856    $         2.91
Band 100                                                           --                --              3.01
Band 75                                                            --                --              3.11
Band 50                                                            --                --              3.21
Band 25                                                            --                --              3.32
Band 0                                                             --                --              3.49
                                                       ---------------   ---------------
 Total                                                 $    3,332,543         1,144,856
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       43,267
Mortality & expense charges                                                                       (53,028)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,761)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          475,762
Realized gain distributions                                                                        36,094
Net change in unrealized appreciation (depreciation)                                             (512,927)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,071)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (10,832)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,761)   $           (22,996)
Net realized gain (loss)                                                   475,762                228,693
Realized gain distributions                                                 36,094                     --
Net change in unrealized appreciation (depreciation)                      (512,927)              (140,684)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (10,832)                65,013
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   624,597                895,972
Cost of units redeemed                                                  (2,596,195)            (1,018,442)
Account charges                                                             (3,611)                (3,378)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,975,209)              (125,848)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,986,041)               (60,835)
Net assets, beginning                                                    5,318,584              5,379,419
                                                               --------------------   --------------------
Net assets, ending                                             $         3,332,543    $         5,318,584
                                                               ====================   ====================

Units sold                                                                 217,856                310,027
Units redeemed                                                            (881,540)              (352,865)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (663,684)               (42,838)
Units outstanding, beginning                                             1,808,540              1,851,378
                                                               --------------------   --------------------
Units outstanding, ending                                                1,144,856              1,808,540
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        20,191,248
Cost of units redeemed/account charges                                                        (20,747,890)
Net investment income (loss)                                                                     (113,318)
Net realized gain (loss)                                                                        1,984,519
Realized gain distributions                                                                     1,577,673
Net change in unrealized appreciation (depreciation)                                              440,311
                                                                                      --------------------
Net assets                                                                            $         3,332,543
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.91              1,145    $         3,333               1.25%              -1.0%
12/31/2015                   2.94              1,809              5,319               1.25%               1.2%
12/31/2014                   2.91              1,851              5,379               1.25%              -4.1%
12/31/2013                   3.03              3,069              9,298               1.25%              18.0%
12/31/2012                   2.57              2,868              7,367               1.25%              23.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.01                  0    $             0               1.00%              -0.8%
12/31/2015                   3.03                  0                  0               1.00%               1.5%
12/31/2014                   2.99                  0                  0               1.00%              -3.9%
12/31/2013                   3.11                  0                  0               1.00%              18.3%
12/31/2012                   2.63                  0                  0               1.00%              23.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.11                  0    $             0               0.75%              -0.5%
12/31/2015                   3.13                  0                  0               0.75%               1.7%
12/31/2014                   3.07                  0                  0               0.75%              -3.6%
12/31/2013                   3.19                  0                  0               0.75%              18.6%
12/31/2012                   2.69                  0                  0               0.75%              23.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.21                  0    $             0               0.50%              -0.3%
12/31/2015                   3.22                  0                  0               0.50%               2.0%
12/31/2014                   3.16                  0                  0               0.50%              -3.4%
12/31/2013                   3.27                  0                  0               0.50%              18.9%
12/31/2012                   2.75                  0                  0               0.50%              24.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.32                  0    $             0               0.25%               0.0%
12/31/2015                   3.32                  0                  0               0.25%               2.2%
12/31/2014                   3.25                  0                  0               0.25%              -3.1%
12/31/2013                   3.36                  0                  0               0.25%              19.2%
12/31/2012                   2.82                  0                  0               0.25%              24.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.49                  0    $             0               0.00%               0.2%
12/31/2015                   3.48                  0                  0               0.00%               2.5%
12/31/2014                   3.40                  0                  0               0.00%              -2.9%
12/31/2013                   3.50                  0                  0               0.00%              19.5%
12/31/2012                   2.93                  0                  0               0.00%              24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.9%
                 2014                                   0.9%
                 2013                                   1.2%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       MFS VALUE FUND A CLASS - 552983801

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   36,946,845    $   33,098,238         1,015,447
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (339,969)
                                                       ---------------
Net assets                                             $   36,606,876
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   31,053,823        12,552,857    $         2.47
Band 100                                                           --                --              2.56
Band 75                                                            --                --              2.64
Band 50                                                            --                --              2.73
Band 25                                                            --                --              2.82
Band 0                                                      5,553,053         1,870,724              2.97
                                                       ---------------   ---------------
 Total                                                 $   36,606,876        14,423,581
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      582,349
Mortality & expense charges                                                                      (323,302)
                                                                                           ---------------
Net investment income (loss)                                                                      259,047
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          265,662
Realized gain distributions                                                                       569,608
Net change in unrealized appreciation (depreciation)                                            2,681,943
                                                                                           ---------------
Net gain (loss)                                                                                 3,517,213
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,776,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           259,047    $           202,965
Net realized gain (loss)                                                   265,662                887,481
Realized gain distributions                                                569,608                986,321
Net change in unrealized appreciation (depreciation)                     2,681,943             (2,771,351)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,776,260               (694,584)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                11,684,384             16,024,177
Cost of units redeemed                                                  (6,155,682)            (5,306,657)
Account charges                                                            (96,077)               (68,834)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,432,625             10,648,686
                                                               --------------------   --------------------
Net increase (decrease)                                                  9,208,885              9,954,102
Net assets, beginning                                                   27,397,991             17,443,889
                                                               --------------------   --------------------
Net assets, ending                                             $        36,606,876    $        27,397,991
                                                               ====================   ====================

Units sold                                                               4,992,393              7,199,762
Units redeemed                                                          (2,679,836)            (2,558,454)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,312,557              4,641,308
Units outstanding, beginning                                            12,111,024              7,469,716
                                                               --------------------   --------------------
Units outstanding, ending                                               14,423,581             12,111,024
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        50,785,072
Cost of units redeemed/account charges                                                        (23,647,720)
Net investment income (loss)                                                                      887,143
Net realized gain (loss)                                                                        2,292,622
Realized gain distributions                                                                     2,441,152
Net change in unrealized appreciation (depreciation)                                            3,848,607
                                                                                      --------------------
Net assets                                                                            $        36,606,876
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47             12,553    $        31,054               1.25%              12.4%
12/31/2015                   2.20             10,261             22,574               1.25%              -2.0%
12/31/2014                   2.25              5,716             12,835               1.25%               8.9%
12/31/2013                   2.06              4,937             10,178               1.25%              33.8%
12/31/2012                   1.54              3,066              4,724               1.25%              14.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.56                  0    $             0               1.00%              12.7%
12/31/2015                   2.27                  0                  0               1.00%              -1.8%
12/31/2014                   2.31                  0                  0               1.00%               9.2%
12/31/2013                   2.12                  0                  0               1.00%              34.1%
12/31/2012                   1.58                  0                  0               1.00%              15.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.64                  0    $             0               0.75%              13.0%
12/31/2015                   2.34                  0                  0               0.75%              -1.5%
12/31/2014                   2.38                  0                  0               0.75%               9.5%
12/31/2013                   2.17                  0                  0               0.75%              34.5%
12/31/2012                   1.61                  0                  0               0.75%              15.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.73                  0    $             0               0.50%              13.3%
12/31/2015                   2.41                  0                  0               0.50%              -1.3%
12/31/2014                   2.44                  0                  0               0.50%               9.7%
12/31/2013                   2.23                  0                  0               0.50%              34.8%
12/31/2012                   1.65                  0                  0               0.50%              15.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.82                  0    $             0               0.25%              13.6%
12/31/2015                   2.49                  0                  0               0.25%              -1.0%
12/31/2014                   2.51                  0                  0               0.25%              10.0%
12/31/2013                   2.28                  0                  0               0.25%              35.1%
12/31/2012                   1.69                  0                  0               0.25%              15.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.97              1,871    $         5,553               0.00%              13.9%
12/31/2015                   2.61              1,850              4,824               0.00%              -0.8%
12/31/2014                   2.63              1,754              4,609               0.00%              10.3%
12/31/2013                   2.38              1,829              4,358               0.00%              35.5%
12/31/2012                   1.76              1,855              3,262               0.00%              16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   2.0%
                 2014                                   2.1%
                 2013                                   1.8%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,819,524    $   13,776,182           400,493
                                                                         ===============   ===============
Receivables: investments sold                                  73,601
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   13,893,125
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   13,893,125         9,667,426    $         1.44
Band 100                                                           --                --              1.45
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.50
Band 0                                                             --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $   13,893,125         9,667,426
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      214,708
Mortality & expense charges                                                                      (161,298)
                                                                                           ---------------
Net investment income (loss)                                                                       53,410
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           30,024
Realized gain distributions                                                                        14,292
Net change in unrealized appreciation (depreciation)                                              246,590
                                                                                           ---------------
Net gain (loss)                                                                                   290,906
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      344,316
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            53,410    $            20,544
Net realized gain (loss)                                                    30,024                 27,993
Realized gain distributions                                                 14,292                209,577
Net change in unrealized appreciation (depreciation)                       246,590                102,063
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          344,316                360,177
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,227,687              5,409,907
Cost of units redeemed                                                  (2,689,267)            (2,144,990)
Account charges                                                            (42,511)               (38,443)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,495,909              3,226,474
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,840,225              3,586,651
Net assets, beginning                                                   12,052,900              8,466,249
                                                               --------------------   --------------------
Net assets, ending                                             $        13,893,125    $        12,052,900
                                                               ====================   ====================

Units sold                                                               2,989,070              4,014,592
Units redeemed                                                          (1,932,359)            (1,763,195)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,056,711              2,251,397
Units outstanding, beginning                                             8,610,715              6,359,318
                                                               --------------------   --------------------
Units outstanding, ending                                                9,667,426              8,610,715
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,938,236
Cost of units redeemed/account charges                                                        (11,694,803)
Net investment income (loss)                                                                      198,046
Net realized gain (loss)                                                                           83,240
Realized gain distributions                                                                       325,064
Net change in unrealized appreciation (depreciation)                                               43,342
                                                                                      --------------------
Net assets                                                                            $        13,893,125
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44              9,667    $        13,893               1.25%               2.7%
12/31/2015                   1.40              8,611             12,053               1.25%               5.1%
12/31/2014                   1.33              6,359              8,466               1.25%               0.0%
12/31/2013                   1.33              2,254              2,999               1.25%              25.8%
12/31/2012                   1.06                  0                  0               1.25%               5.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               1.00%               2.9%
12/31/2015                   1.41                  0                  0               1.00%               5.4%
12/31/2014                   1.34                  0                  0               1.00%               0.3%
12/31/2013                   1.33                  0                  0               1.00%              26.1%
12/31/2012                   1.06                  0                  0               1.00%               5.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               3.2%
12/31/2015                   1.42                  0                  0               0.75%               5.7%
12/31/2014                   1.35                  0                  0               0.75%               0.5%
12/31/2013                   1.34                  0                  0               0.75%              26.4%
12/31/2012                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.50%               3.4%
12/31/2015                   1.43                  0                  0               0.50%               5.9%
12/31/2014                   1.35                  0                  0               0.50%               0.8%
12/31/2013                   1.34                  0                  0               0.50%              26.7%
12/31/2012                   1.06                  0                  0               0.50%               5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.25%               3.7%
12/31/2015                   1.44                  0                  0               0.25%               6.2%
12/31/2014                   1.36                  0                  0               0.25%               1.0%
12/31/2013                   1.35                  0                  0               0.25%              27.0%
12/31/2012                   1.06                  0                  0               0.25%               5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.00%               4.0%
12/31/2015                   1.46                  0                  0               0.00%               6.5%
12/31/2014                   1.37                  0                  0               0.00%               1.3%
12/31/2013                   1.35                  0                  0               0.00%              27.4%
12/31/2012                   1.06                  0                  0               0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.5%
                 2014                                   3.0%
                 2013                                   1.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    MFS TECHNOLOGY FUND R2 CLASS - 552983132

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       16,126    $       16,443               611
                                                                         ===============   ===============
Receivables: investments sold                                       2
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       16,128
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       16,128            14,851    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $       16,128            14,851
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (5)
                                                                                           ---------------
Net investment income (loss)                                                                           (5)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (317)
                                                                                           ---------------
Net gain (loss)                                                                                      (317)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (322)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (5)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (317)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (322)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,466                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                (16)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         16,450                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     16,128                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            16,128    $                --
                                                               ====================   ====================

Units sold                                                                  14,866                     --
Units redeemed                                                                 (15)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     14,851                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   14,851                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            16,466
Cost of units redeemed/account charges                                                                (16)
Net investment income (loss)                                                                           (5)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (317)
                                                                                      --------------------
Net assets                                                                            $            16,128
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 15    $            16               1.25%               8.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               8.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    MFS TECHNOLOGY FUND R3 CLASS - 55273H577

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       34,497    $       35,453             1,280
                                                                         ===============   ===============
Receivables: investments sold                                     695
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       35,192
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       35,192            32,362    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       35,192            32,362
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (62)
                                                                                           ---------------
Net investment income (loss)                                                                          (62)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           627
Net change in unrealized appreciation (depreciation)                                                 (956)
                                                                                           ---------------
Net gain (loss)                                                                                      (329)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (391)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (62)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                    627                     --
Net change in unrealized appreciation (depreciation)                          (956)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (391)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    35,629                     --
Cost of units redeemed                                                         (43)                    --
Account charges                                                                 (3)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         35,583                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     35,192                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            35,192    $                --
                                                               ====================   ====================

Units sold                                                                  32,404                     --
Units redeemed                                                                 (42)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     32,362                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   32,362                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            35,629
Cost of units redeemed/account charges                                                                (46)
Net investment income (loss)                                                                          (62)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                           627
Net change in unrealized appreciation (depreciation)                                                 (956)
                                                                                      --------------------
Net assets                                                                            $            35,192
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 32    $            35               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               9.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        MFS EMERGING MARKETS DEBT FUND R6 CLASS - 552746364 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                MFS GROWTH FUND R6 CLASS - 552985673 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     MFS INTERNATIONAL NEW DISCOVERY FUND R6 CLASS - 552981383 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         MFS INTERNATIONAL VALUE FUND R6 CLASS - 552746349 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               1.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               1.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R6 CLASS - 575719828 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            MFS MID CAP VALUE FUND R6 CLASS - 55273W475 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              MFS TECHNOLOGY FUND R6 CLASS - 55273H338 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                MFS VALUE FUND R6 CLASS - 55273H353 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND A CLASS - 641224431

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       15,790    $       15,688             1,062
                                                                         ===============   ===============
Receivables: investments sold                                     365
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       16,155
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       16,155            16,393    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $       16,155            16,393
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (3)
                                                                                           ---------------
Net investment income (loss)                                                                           (3)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  102
                                                                                           ---------------
Net gain (loss)                                                                                       102
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           99
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (3)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           102                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               99                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,076                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                (20)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         16,056                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     16,155                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            16,155    $                --
                                                               ====================   ====================

Units sold                                                                  16,413                     --
Units redeemed                                                                 (20)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     16,393                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,393                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            16,076
Cost of units redeemed/account charges                                                                (20)
Net investment income (loss)                                                                           (3)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  102
                                                                                      --------------------
Net assets                                                                            $            16,155
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                 16    $            16               1.25%               7.5%
12/31/2015                   0.92                  0                  0               1.25%             -12.8%
12/31/2014                   1.05                  0                  0               1.25%              -4.3%
12/31/2013                   1.10                  0                  0               1.25%               9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               7.8%
12/31/2015                   0.92                  0                  0               1.00%             -12.6%
12/31/2014                   1.05                  0                  0               1.00%              -4.1%
12/31/2013                   1.10                  0                  0               1.00%              10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               8.1%
12/31/2015                   0.93                  0                  0               0.75%             -12.4%
12/31/2014                   1.06                  0                  0               0.75%              -3.8%
12/31/2013                   1.10                  0                  0               0.75%              10.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               8.3%
12/31/2015                   0.93                  0                  0               0.50%             -12.1%
12/31/2014                   1.06                  0                  0               0.50%              -3.6%
12/31/2013                   1.10                  0                  0               0.50%              10.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               8.6%
12/31/2015                   0.94                  0                  0               0.25%             -11.9%
12/31/2014                   1.07                  0                  0               0.25%              -3.3%
12/31/2013                   1.10                  0                  0               0.25%              10.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               8.9%
12/31/2015                   0.95                  0                  0               0.00%             -11.7%
12/31/2014                   1.07                  0                  0               0.00%              -3.1%
12/31/2013                   1.11                  0                  0               0.00%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND R3 CLASS - 64122Q804

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       29,355    $       29,285             1,968
                                                                         ===============   ===============
Receivables: investments sold                                      15
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       29,370
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       29,370            30,242    $         0.97
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $       29,370            30,242
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           18
Mortality & expense charges                                                                          (310)
                                                                                           ---------------
Net investment income (loss)                                                                         (292)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (47)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,085
                                                                                           ---------------
Net gain (loss)                                                                                     2,038
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,746
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (292)   $               (90)
Net realized gain (loss)                                                       (47)                    (7)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,085                 (2,015)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,746                 (2,112)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,294                 18,748
Cost of units redeemed                                                        (271)                   (16)
Account charges                                                                (14)                    (5)
                                                               --------------------   --------------------
Increase (decrease)                                                         11,009                 18,727
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,755                 16,615
Net assets, beginning                                                       16,615                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            29,370    $            16,615
                                                               ====================   ====================

Units sold                                                                  12,225                 18,342
Units redeemed                                                                (315)                   (10)
                                                               --------------------   --------------------
Net increase (decrease)                                                     11,910                 18,332
Units outstanding, beginning                                                18,332                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   30,242                 18,332
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            30,042
Cost of units redeemed/account charges                                                               (306)
Net investment income (loss)                                                                         (382)
Net realized gain (loss)                                                                              (54)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   70
                                                                                      --------------------
Net assets                                                                            $            29,370
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                 30    $            29               1.25%               7.2%
12/31/2015                   0.91                 18                 17               1.25%             -13.2%
12/31/2014                   1.04                  0                  0               1.25%              -4.7%
12/31/2013                   1.09                  0                  0               1.25%               9.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%               7.4%
12/31/2015                   0.91                  0                  0               1.00%             -12.9%
12/31/2014                   1.05                  0                  0               1.00%              -4.4%
12/31/2013                   1.10                  0                  0               1.00%               9.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%               7.7%
12/31/2015                   0.92                  0                  0               0.75%             -12.7%
12/31/2014                   1.05                  0                  0               0.75%              -4.2%
12/31/2013                   1.10                  0                  0               0.75%               9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               8.0%
12/31/2015                   0.92                  0                  0               0.50%             -12.5%
12/31/2014                   1.06                  0                  0               0.50%              -4.0%
12/31/2013                   1.10                  0                  0               0.50%               9.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               8.2%
12/31/2015                   0.93                  0                  0               0.25%             -12.3%
12/31/2014                   1.06                  0                  0               0.25%              -3.7%
12/31/2013                   1.10                  0                  0               0.25%              10.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               8.5%
12/31/2015                   0.94                  0                  0               0.00%             -12.1%
12/31/2014                   1.06                  0                  0               0.00%              -3.5%
12/31/2013                   1.10                  0                  0               0.00%              10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.4%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      141,456    $      171,015            25,098
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (150)
                                                       ---------------
Net assets                                             $      141,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       46,034            26,079    $         1.77
Band 100                                                       95,272            52,213              1.82
Band 75                                                            --                --              1.89
Band 50                                                            --                --              1.95
Band 25                                                            --                --              2.02
Band 0                                                             --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $      141,306            78,292
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          869
Mortality & expense charges                                                                          (699)
                                                                                           ---------------
Net investment income (loss)                                                                          170
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,131)
Realized gain distributions                                                                        17,225
Net change in unrealized appreciation (depreciation)                                              (12,137)
                                                                                           ---------------
Net gain (loss)                                                                                     1,957
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,127
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               170    $               557
Net realized gain (loss)                                                    (3,131)                (2,973)
Realized gain distributions                                                 17,225                  8,009
Net change in unrealized appreciation (depreciation)                       (12,137)                (6,580)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,127                   (987)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    83,310                 17,232
Cost of units redeemed                                                      (7,631)               (18,222)
Account charges                                                                 (8)                   (11)
                                                               --------------------   --------------------
Increase (decrease)                                                         75,671                 (1,001)
                                                               --------------------   --------------------
Net increase (decrease)                                                     77,798                 (1,988)
Net assets, beginning                                                       63,508                 65,496
                                                               --------------------   --------------------
Net assets, ending                                             $           141,306    $            63,508
                                                               ====================   ====================

Units sold                                                                  45,416                 12,016
Units redeemed                                                              (4,626)               (12,613)
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,790                   (597)
Units outstanding, beginning                                                37,502                 38,099
                                                               --------------------   --------------------
Units outstanding, ending                                                   78,292                 37,502
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           226,079
Cost of units redeemed/account charges                                                           (110,094)
Net investment income (loss)                                                                         (228)
Net realized gain (loss)                                                                          (10,424)
Realized gain distributions                                                                        65,532
Net change in unrealized appreciation (depreciation)                                              (29,559)
                                                                                      --------------------
Net assets                                                                            $           141,306
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                 26    $            46               1.25%               5.4%
12/31/2015                   1.68                 24                 41               1.25%              -1.5%
12/31/2014                   1.70                 24                 40               1.25%               8.8%
12/31/2013                   1.56                 41                 64               1.25%              33.3%
12/31/2012                   1.17                 34                 40               1.25%              17.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                 52    $            95               1.00%               5.6%
12/31/2015                   1.73                 13                 23               1.00%              -1.2%
12/31/2014                   1.75                 14                 25               1.00%               9.1%
12/31/2013                   1.60                  0                  0               1.00%              33.6%
12/31/2012                   1.20                  0                  0               1.00%              18.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.75%               5.9%
12/31/2015                   1.78                  0                  0               0.75%              -1.0%
12/31/2014                   1.80                  0                  0               0.75%               9.4%
12/31/2013                   1.64                  0                  0               0.75%              34.0%
12/31/2012                   1.23                  0                  0               0.75%              18.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%               6.2%
12/31/2015                   1.84                  0                  0               0.50%              -0.8%
12/31/2014                   1.85                  0                  0               0.50%               9.6%
12/31/2013                   1.69                  0                  0               0.50%              34.3%
12/31/2012                   1.26                  0                  0               0.50%              18.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.25%               6.4%
12/31/2015                   1.89                  0                  0               0.25%              -0.5%
12/31/2014                   1.90                  0                  0               0.25%               9.9%
12/31/2013                   1.73                  0                  0               0.25%              34.6%
12/31/2012                   1.29                  0                  0               0.25%              19.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.00%               6.7%
12/31/2015                   1.95                  0                  0               0.00%              -0.3%
12/31/2014                   1.96                  0                  0               0.00%              10.2%
12/31/2013                   1.78                  0                  0               0.00%              35.0%
12/31/2012                   1.32                  0                  0               0.00%              19.3%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   2.0%
                 2014                                   1.2%
                 2013                                   1.4%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      647,240    $      658,745            46,167
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,276)
                                                       ---------------
Net assets                                             $      644,964
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      477,917           263,324    $         1.81
Band 100                                                      167,047            89,309              1.87
Band 75                                                            --                --              1.93
Band 50                                                            --                --              1.99
Band 25                                                            --                --              2.05
Band 0                                                             --                --              2.11
                                                       ---------------   ---------------
 Total                                                 $      644,964           352,633
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,296
Mortality & expense charges                                                                       (12,364)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,068)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (239,699)
Realized gain distributions                                                                        37,709
Net change in unrealized appreciation (depreciation)                                              415,284
                                                                                           ---------------
Net gain (loss)                                                                                   213,294
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      209,226
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,068)   $             6,773
Net realized gain (loss)                                                  (239,699)               (18,087)
Realized gain distributions                                                 37,709                155,991
Net change in unrealized appreciation (depreciation)                       415,284               (316,447)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          209,226               (171,770)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   121,045                 73,474
Cost of units redeemed                                                    (768,407)              (102,272)
Account charges                                                               (119)                  (124)
                                                               --------------------   --------------------
Increase (decrease)                                                       (647,481)               (28,922)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (438,255)              (200,692)
Net assets, beginning                                                    1,083,219              1,283,911
                                                               --------------------   --------------------
Net assets, ending                                             $           644,964    $         1,083,219
                                                               ====================   ====================

Units sold                                                                  76,652                 47,986
Units redeemed                                                            (475,511)               (65,645)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (398,859)               (17,659)
Units outstanding, beginning                                               751,492                769,151
                                                               --------------------   --------------------
Units outstanding, ending                                                  352,633                751,492
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         9,774,130
Cost of units redeemed/account charges                                                         (9,569,601)
Net investment income (loss)                                                                     (120,071)
Net realized gain (loss)                                                                         (300,945)
Realized gain distributions                                                                       872,956
Net change in unrealized appreciation (depreciation)                                              (11,505)
                                                                                      --------------------
Net assets                                                                            $           644,964
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                263    $           478               1.25%              26.2%
12/31/2015                   1.44                684                984               1.25%             -13.7%
12/31/2014                   1.67                696              1,159               1.25%               9.2%
12/31/2013                   1.52                815              1,243               1.25%              29.3%
12/31/2012                   1.18                800                943               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                 89    $           167               1.00%              26.5%
12/31/2015                   1.48                 67                 99               1.00%             -13.4%
12/31/2014                   1.71                 73                125               1.00%               9.5%
12/31/2013                   1.56                  5                  8               1.00%              29.6%
12/31/2012                   1.20                  5                  6               1.00%              15.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.75%              26.9%
12/31/2015                   1.52                  0                  0               0.75%             -13.2%
12/31/2014                   1.75                  0                  0               0.75%               9.8%
12/31/2013                   1.60                  0                  0               0.75%              30.0%
12/31/2012                   1.23                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.50%              27.2%
12/31/2015                   1.56                  0                  0               0.50%             -13.0%
12/31/2014                   1.80                  0                  0               0.50%              10.1%
12/31/2013                   1.63                  0                  0               0.50%              30.3%
12/31/2012                   1.25                  0                  0               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.25%              27.5%
12/31/2015                   1.61                  0                  0               0.25%             -12.8%
12/31/2014                   1.84                  0                  0               0.25%              10.3%
12/31/2013                   1.67                  0                  0               0.25%              30.6%
12/31/2012                   1.28                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.00%              27.8%
12/31/2015                   1.65                  0                  0               0.00%             -12.6%
12/31/2014                   1.89                  0                  0               0.00%              10.6%
12/31/2013                   1.71                  0                  0               0.00%              31.0%
12/31/2012                   1.30                294                383               0.00%              16.6%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.8%
                 2014                                   1.2%
                 2013                                   1.4%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          NEUBERGER BERMAN SMALL CAP GROWTH FUND R3 CLASS - 641224183

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       25,600    $       27,608             1,322
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (56)
                                                       ---------------
Net assets                                             $       25,544
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       25,544            14,065    $         1.82
Band 100                                                           --                --              1.85
Band 75                                                            --                --              1.88
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.95
Band 0                                                             --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $       25,544            14,065
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (331)
                                                                                           ---------------
Net investment income (loss)                                                                         (331)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (14,166)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               11,090
                                                                                           ---------------
Net gain (loss)                                                                                    (3,076)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (3,407)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (331)   $              (701)
Net realized gain (loss)                                                   (14,166)                 8,510
Realized gain distributions                                                     --                  5,040
Net change in unrealized appreciation (depreciation)                        11,090                (20,197)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (3,407)                (7,348)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,782                 64,076
Cost of units redeemed                                                     (40,365)               (32,056)
Account charges                                                                 (6)                   (22)
                                                               --------------------   --------------------
Increase (decrease)                                                        (36,589)                31,998
                                                               --------------------   --------------------
Net increase (decrease)                                                    (39,996)                24,650
Net assets, beginning                                                       65,540                 40,890
                                                               --------------------   --------------------
Net assets, ending                                             $            25,544    $            65,540
                                                               ====================   ====================

Units sold                                                                   2,389                 32,015
Units redeemed                                                             (26,053)               (16,163)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (23,664)                15,852
Units outstanding, beginning                                                37,729                 21,877
                                                               --------------------   --------------------
Units outstanding, ending                                                   14,065                 37,729
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           100,017
Cost of units redeemed/account charges                                                            (72,983)
Net investment income (loss)                                                                       (1,819)
Net realized gain (loss)                                                                           (2,703)
Realized gain distributions                                                                         5,040
Net change in unrealized appreciation (depreciation)                                               (2,008)
                                                                                      --------------------
Net assets                                                                            $            25,544
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                 14    $            26               1.25%               4.6%
12/31/2015                   1.74                 38                 66               1.25%              -7.1%
12/31/2014                   1.87                 22                 41               1.25%               2.3%
12/31/2013                   1.83                 16                 29               1.25%              44.9%
12/31/2012                   1.26                  8                 10               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               1.00%               4.8%
12/31/2015                   1.76                  0                  0               1.00%              -6.8%
12/31/2014                   1.89                  0                  0               1.00%               2.5%
12/31/2013                   1.85                  0                  0               1.00%              45.3%
12/31/2012                   1.27                  0                  0               1.00%               7.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.75%               5.1%
12/31/2015                   1.79                  0                  0               0.75%              -6.6%
12/31/2014                   1.92                  0                  0               0.75%               2.8%
12/31/2013                   1.87                  0                  0               0.75%              45.6%
12/31/2012                   1.28                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%               5.3%
12/31/2015                   1.82                  0                  0               0.50%              -6.4%
12/31/2014                   1.94                  0                  0               0.50%               3.0%
12/31/2013                   1.88                  0                  0               0.50%              46.0%
12/31/2012                   1.29                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.25%               5.6%
12/31/2015                   1.85                  0                  0               0.25%              -6.1%
12/31/2014                   1.97                  0                  0               0.25%               3.3%
12/31/2013                   1.90                  0                  0               0.25%              46.3%
12/31/2012                   1.30                  0                  0               0.25%               8.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.00%               5.9%
12/31/2015                   1.87                  0                  0               0.00%              -5.9%
12/31/2014                   1.99                  0                  0               0.00%               3.5%
12/31/2013                   1.92                  0                  0               0.00%              46.7%
12/31/2012                   1.31                  0                  0               0.00%               8.7%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH FUND A CLASS - 641224225

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       72,221    $       62,081             2,372
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (60)
                                                       ---------------
Net assets                                             $       72,161
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       72,161            39,021    $         1.85
Band 100                                                           --                --              1.88
Band 75                                                            --                --              1.92
Band 50                                                            --                --              1.95
Band 25                                                            --                --              1.98
Band 0                                                             --                --              2.02
                                                       ---------------   ---------------
 Total                                                 $       72,161            39,021
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,312)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,312)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,181)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               17,051
                                                                                           ---------------
Net gain (loss)                                                                                    13,870
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,558
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,312)   $              (116)
Net realized gain (loss)                                                    (3,181)                  (15)
Realized gain distributions                                                     --                  3,980
Net change in unrealized appreciation (depreciation)                        17,051                 (6,911)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,558                 (3,062)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    54,210                 80,751
Cost of units redeemed                                                     (71,473)                  (195)
Account charges                                                               (493)                  (135)
                                                               --------------------   --------------------
Increase (decrease)                                                        (17,756)                80,421
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,198)                77,359
Net assets, beginning                                                       77,359                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            72,161    $            77,359
                                                               ====================   ====================

Units sold                                                                  34,491                 44,035
Units redeemed                                                             (39,320)                  (185)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,829)                43,850
Units outstanding, beginning                                                43,850                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   39,021                 43,850
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           134,961
Cost of units redeemed/account charges                                                            (72,296)
Net investment income (loss)                                                                       (1,428)
Net realized gain (loss)                                                                           (3,196)
Realized gain distributions                                                                         3,980
Net change in unrealized appreciation (depreciation)                                               10,140
                                                                                      --------------------
Net assets                                                                            $            72,161
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                 39    $            72               1.25%               4.8%
12/31/2015                   1.76                 44                 77               1.25%              -6.9%
12/31/2014                   1.89                  0                  0               1.25%               2.5%
12/31/2013                   1.85                  0                  0               1.25%              45.2%
12/31/2012                   1.27                  0                  0               1.25%               7.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               1.00%               5.1%
12/31/2015                   1.79                  0                  0               1.00%              -6.6%
12/31/2014                   1.92                  0                  0               1.00%               2.8%
12/31/2013                   1.87                  0                  0               1.00%              45.6%
12/31/2012                   1.28                  0                  0               1.00%               8.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.75%               5.3%
12/31/2015                   1.82                  0                  0               0.75%              -6.4%
12/31/2014                   1.94                  0                  0               0.75%               3.0%
12/31/2013                   1.88                  0                  0               0.75%              45.9%
12/31/2012                   1.29                  0                  0               0.75%               8.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%               5.6%
12/31/2015                   1.85                  0                  0               0.50%              -6.2%
12/31/2014                   1.97                  0                  0               0.50%               3.3%
12/31/2013                   1.90                  0                  0               0.50%              46.3%
12/31/2012                   1.30                  0                  0               0.50%               8.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.25%               5.9%
12/31/2015                   1.87                  0                  0               0.25%              -5.9%
12/31/2014                   1.99                  0                  0               0.25%               3.6%
12/31/2013                   1.92                  0                  0               0.25%              46.7%
12/31/2012                   1.31                  0                  0               0.25%               8.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.00%               6.1%
12/31/2015                   1.90                  0                  0               0.00%              -5.7%
12/31/2014                   2.02                  0                  0               0.00%               3.8%
12/31/2013                   1.94                  0                  0               0.00%              47.0%
12/31/2012                   1.32                  0                  0               0.00%               9.0%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN SMALL CAP GROWTH FUND ADVISOR CLASS - 641224829

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      312,151    $      295,648            16,145
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,033)
                                                       ---------------
Net assets                                             $      311,118
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      293,038           154,275    $         1.90
Band 100                                                       18,080             9,236              1.96
Band 75                                                            --                --              2.02
Band 50                                                            --                --              2.08
Band 25                                                            --                --              2.14
Band 0                                                             --                --              2.21
                                                       ---------------   ---------------
 Total                                                 $      311,118           163,511
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,608)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,608)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,867)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               13,763
                                                                                           ---------------
Net gain (loss)                                                                                     9,896
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,288
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,608)   $            (6,642)
Net realized gain (loss)                                                    (3,867)                53,464
Realized gain distributions                                                     --                 44,140
Net change in unrealized appreciation (depreciation)                        13,763               (131,340)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,288                (40,378)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    84,939                152,265
Cost of units redeemed                                                    (340,761)              (204,889)
Account charges                                                                (93)                  (149)
                                                               --------------------   --------------------
Increase (decrease)                                                       (255,915)               (52,773)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (250,627)               (93,151)
Net assets, beginning                                                      561,745                654,896
                                                               --------------------   --------------------
Net assets, ending                                             $           311,118    $           561,745
                                                               ====================   ====================

Units sold                                                                  49,174                 75,357
Units redeemed                                                            (190,010)              (100,494)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (140,836)               (25,137)
Units outstanding, beginning                                               304,347                329,484
                                                               --------------------   --------------------
Units outstanding, ending                                                  163,511                304,347
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,422,248
Cost of units redeemed/account charges                                                         (3,273,861)
Net investment income (loss)                                                                      (82,071)
Net realized gain (loss)                                                                          184,159
Realized gain distributions                                                                        44,140
Net change in unrealized appreciation (depreciation)                                               16,503
                                                                                      --------------------
Net assets                                                                            $           311,118
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                154    $           293               1.25%               4.6%
12/31/2015                   1.82                264                479               1.25%              -7.1%
12/31/2014                   1.95                279                545               1.25%               2.3%
12/31/2013                   1.91                315                602               1.25%              44.9%
12/31/2012                   1.32                385                508               1.25%               7.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  9    $            18               1.00%               4.8%
12/31/2015                   1.87                  9                 17               1.00%              -6.8%
12/31/2014                   2.00                 11                 23               1.00%               2.5%
12/31/2013                   1.96                  0                  0               1.00%              45.2%
12/31/2012                   1.35                  0                  0               1.00%               7.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.75%               5.1%
12/31/2015                   1.92                  0                  0               0.75%              -6.6%
12/31/2014                   2.06                  0                  0               0.75%               2.8%
12/31/2013                   2.00                  0                  0               0.75%              45.6%
12/31/2012                   1.37                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.50%               5.4%
12/31/2015                   1.97                  0                  0               0.50%              -6.4%
12/31/2014                   2.11                  0                  0               0.50%               3.0%
12/31/2013                   2.05                  0                  0               0.50%              45.9%
12/31/2012                   1.40                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.25%               5.6%
12/31/2015                   2.03                  0                  0               0.25%              -6.1%
12/31/2014                   2.16                  0                  0               0.25%               3.3%
12/31/2013                   2.09                  0                  0               0.25%              46.3%
12/31/2012                   1.43                  0                  0               0.25%               8.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.00%               5.9%
12/31/2015                   2.09                 31                 65               0.00%              -5.9%
12/31/2014                   2.22                 39                 87               0.00%               3.6%
12/31/2013                   2.14                 44                 94               0.00%              46.7%
12/31/2012                   1.46                 26                 38               0.00%               8.7%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND A CLASS - 641224175

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      152,299    $      165,882             7,909
                                                                         ===============   ===============
Receivables: investments sold                                      31
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      152,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      152,330           145,717    $         1.05
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $      152,330           145,717
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,660
Mortality & expense charges                                                                          (105)
                                                                                           ---------------
Net investment income (loss)                                                                        1,555
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (5)
Realized gain distributions                                                                         9,671
Net change in unrealized appreciation (depreciation)                                              (13,583)
                                                                                           ---------------
Net gain (loss)                                                                                    (3,917)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,362)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,555    $                --
Net realized gain (loss)                                                        (5)                    --
Realized gain distributions                                                  9,671                     --
Net change in unrealized appreciation (depreciation)                       (13,583)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,362)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   154,697                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 (5)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        154,692                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    152,330                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           152,330    $                --
                                                               ====================   ====================

Units sold                                                                 145,722                     --
Units redeemed                                                                  (5)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    145,717                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  145,717                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           154,697
Cost of units redeemed/account charges                                                                 (5)
Net investment income (loss)                                                                        1,555
Net realized gain (loss)                                                                               (5)
Realized gain distributions                                                                         9,671
Net change in unrealized appreciation (depreciation)                                              (13,583)
                                                                                      --------------------
Net assets                                                                            $           152,330
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                146    $           152               1.25%               4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%               4.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%               4.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN SOCIALLY RESPONSIVE FUND R3 CLASS - 641224142

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      874,742    $      950,812            45,914
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (522)
                                                       ---------------
Net assets                                             $      874,220
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      815,694           780,532    $         1.05
Band 100                                                       58,526            55,976              1.05
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $      874,220           836,508
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        8,025
Mortality & expense charges                                                                          (625)
                                                                                           ---------------
Net investment income (loss)                                                                        7,400
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (20)
Realized gain distributions                                                                        56,254
Net change in unrealized appreciation (depreciation)                                              (76,070)
                                                                                           ---------------
Net gain (loss)                                                                                   (19,836)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (12,436)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             7,400    $                --
Net realized gain (loss)                                                       (20)                    --
Realized gain distributions                                                 56,254                     --
Net change in unrealized appreciation (depreciation)                       (76,070)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (12,436)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   887,672                     --
Cost of units redeemed                                                        (892)                    --
Account charges                                                               (124)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        886,656                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    874,220                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           874,220    $                --
                                                               ====================   ====================

Units sold                                                                 837,480                     --
Units redeemed                                                                (972)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    836,508                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  836,508                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           887,672
Cost of units redeemed/account charges                                                             (1,016)
Net investment income (loss)                                                                        7,400
Net realized gain (loss)                                                                              (20)
Realized gain distributions                                                                        56,254
Net change in unrealized appreciation (depreciation)                                              (76,070)
                                                                                      --------------------
Net assets                                                                            $           874,220
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/21/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                781    $           816               1.25%               4.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                 56    $            59               1.00%               4.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%               4.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               4.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               NORTHERN SMALL CAP VALUE FUND R CLASS - 665162400

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,845,198    $    2,484,312           116,355
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (39,876)
                                                       ---------------
Net assets                                             $    2,805,322
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,805,322         1,421,332    $         1.97
Band 100                                                           --                --              2.00
Band 75                                                            --                --              2.02
Band 50                                                            --                --              2.05
Band 25                                                            --                --              2.08
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $    2,805,322         1,421,332
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       25,383
Mortality & expense charges                                                                       (23,184)
                                                                                           ---------------
Net investment income (loss)                                                                        2,199
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,269)
Realized gain distributions                                                                        37,660
Net change in unrealized appreciation (depreciation)                                              473,345
                                                                                           ---------------
Net gain (loss)                                                                                   506,736
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      508,935
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,199    $             8,424
Net realized gain (loss)                                                    (4,269)                   (33)
Realized gain distributions                                                 37,660                 42,928
Net change in unrealized appreciation (depreciation)                       473,345               (113,463)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          508,935                (62,144)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,193,775              1,454,259
Cost of units redeemed                                                    (247,642)               (74,247)
Account charges                                                                (41)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        946,092              1,380,012
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,455,027              1,317,868
Net assets, beginning                                                    1,350,295                 32,427
                                                               --------------------   --------------------
Net assets, ending                                             $         2,805,322    $         1,350,295
                                                               ====================   ====================

Units sold                                                                 702,326                890,983
Units redeemed                                                            (144,969)               (46,551)
                                                               --------------------   --------------------
Net increase (decrease)                                                    557,357                844,432
Units outstanding, beginning                                               863,975                 19,543
                                                               --------------------   --------------------
Units outstanding, ending                                                1,421,332                863,975
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,676,444
Cost of units redeemed/account charges                                                           (322,025)
Net investment income (loss)                                                                       10,648
Net realized gain (loss)                                                                           (4,289)
Realized gain distributions                                                                        83,658
Net change in unrealized appreciation (depreciation)                                              360,886
                                                                                      --------------------
Net assets                                                                            $         2,805,322
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97              1,421    $         2,805               1.25%              26.3%
12/31/2015                   1.56                864              1,350               1.25%              -5.8%
12/31/2014                   1.66                 20                 32               1.25%               5.7%
12/31/2013                   1.57                 18                 28               1.25%              34.8%
12/31/2012                   1.16                  0                  0               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               1.00%              26.6%
12/31/2015                   1.58                  0                  0               1.00%              -5.6%
12/31/2014                   1.67                  0                  0               1.00%               6.0%
12/31/2013                   1.58                  0                  0               1.00%              35.1%
12/31/2012                   1.17                  0                  0               1.00%              12.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.75%              26.9%
12/31/2015                   1.59                  0                  0               0.75%              -5.3%
12/31/2014                   1.68                  0                  0               0.75%               6.3%
12/31/2013                   1.59                  0                  0               0.75%              35.4%
12/31/2012                   1.17                  0                  0               0.75%              12.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.50%              27.2%
12/31/2015                   1.61                  0                  0               0.50%              -5.1%
12/31/2014                   1.70                  0                  0               0.50%               6.5%
12/31/2013                   1.59                  0                  0               0.50%              35.8%
12/31/2012                   1.17                  0                  0               0.50%              13.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%              27.6%
12/31/2015                   1.63                  0                  0               0.25%              -4.9%
12/31/2014                   1.71                  0                  0               0.25%               6.8%
12/31/2013                   1.60                  0                  0               0.25%              36.1%
12/31/2012                   1.18                  0                  0               0.25%              13.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%              27.9%
12/31/2015                   1.64                  0                  0               0.00%              -4.6%
12/31/2014                   1.72                  0                  0               0.00%               7.1%
12/31/2013                   1.61                  0                  0               0.00%              36.4%
12/31/2012                   1.18                  0                  0               0.00%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   2.2%
                 2014                                   0.9%
                 2013                                   1.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      470,856    $      441,974            12,688
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (356)
                                                       ---------------
Net assets                                             $      470,500
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      470,500           293,222    $         1.60
Band 100                                                           --                --              1.65
Band 75                                                            --                --              1.69
Band 50                                                            --                --              1.73
Band 25                                                            --                --              1.78
Band 0                                                             --                --              1.82
                                                       ---------------   ---------------
 Total                                                 $      470,500           293,222
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,027
Mortality & expense charges                                                                        (4,343)
                                                                                           ---------------
Net investment income (loss)                                                                         (316)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              361
Realized gain distributions                                                                        12,695
Net change in unrealized appreciation (depreciation)                                               39,705
                                                                                           ---------------
Net gain (loss)                                                                                    52,761
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       52,445
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (316)   $            (2,040)
Net realized gain (loss)                                                       361                 11,329
Realized gain distributions                                                 12,695                  7,443
Net change in unrealized appreciation (depreciation)                        39,705                (25,809)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           52,445                 (9,077)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   205,726                166,779
Cost of units redeemed                                                     (29,587)               (73,195)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        176,139                 93,584
                                                               --------------------   --------------------
Net increase (decrease)                                                    228,584                 84,507
Net assets, beginning                                                      241,916                157,409
                                                               --------------------   --------------------
Net assets, ending                                             $           470,500    $           241,916
                                                               ====================   ====================

Units sold                                                                 140,552                115,143
Units redeemed                                                             (19,761)               (49,580)
                                                               --------------------   --------------------
Net increase (decrease)                                                    120,791                 65,563
Units outstanding, beginning                                               172,431                106,868
                                                               --------------------   --------------------
Units outstanding, ending                                                  293,222                172,431
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           675,585
Cost of units redeemed/account charges                                                           (256,979)
Net investment income (loss)                                                                       (3,582)
Net realized gain (loss)                                                                            6,456
Realized gain distributions                                                                        20,138
Net change in unrealized appreciation (depreciation)                                               28,882
                                                                                      --------------------
Net assets                                                                            $           470,500
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                293    $           471               1.25%              14.4%
12/31/2015                   1.40                172                242               1.25%              -4.8%
12/31/2014                   1.47                107                157               1.25%               8.1%
12/31/2013                   1.36                 26                 36               1.25%              37.0%
12/31/2012                   1.00                  9                  9               1.25%               8.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               1.00%              14.7%
12/31/2015                   1.44                  0                  0               1.00%              -4.5%
12/31/2014                   1.50                  0                  0               1.00%               8.3%
12/31/2013                   1.39                  0                  0               1.00%              37.3%
12/31/2012                   1.01                  0                  0               1.00%               8.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.75%              14.9%
12/31/2015                   1.47                  0                  0               0.75%              -4.3%
12/31/2014                   1.53                  0                  0               0.75%               8.6%
12/31/2013                   1.41                  0                  0               0.75%              37.6%
12/31/2012                   1.03                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.50%              15.2%
12/31/2015                   1.50                  0                  0               0.50%              -4.0%
12/31/2014                   1.57                  0                  0               0.50%               8.9%
12/31/2013                   1.44                  0                  0               0.50%              38.0%
12/31/2012                   1.04                  0                  0               0.50%               9.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.25%              15.5%
12/31/2015                   1.54                  0                  0               0.25%              -3.8%
12/31/2014                   1.60                  0                  0               0.25%               9.2%
12/31/2013                   1.46                  0                  0               0.25%              38.3%
12/31/2012                   1.06                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.00%              15.8%
12/31/2015                   1.57                  0                  0               0.00%              -3.6%
12/31/2014                   1.63                  0                  0               0.00%               9.4%
12/31/2013                   1.49                  0                  0               0.00%              38.7%
12/31/2012                   1.08                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.3%
                 2014                                   1.4%
                 2013                                   0.8%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        2,092    $        1,845                56
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (3)
                                                       ---------------
Net assets                                             $        2,089
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        2,089             1,335    $         1.56
Band 100                                                           --                --              1.60
Band 75                                                            --                --              1.65
Band 50                                                            --                --              1.69
Band 25                                                            --                --              1.73
Band 0                                                             --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $        2,089             1,335
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           13
Mortality & expense charges                                                                           (33)
                                                                                           ---------------
Net investment income (loss)                                                                          (20)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (738)
Realized gain distributions                                                                           442
Net change in unrealized appreciation (depreciation)                                                 (108)
                                                                                           ---------------
Net gain (loss)                                                                                      (404)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (424)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (20)   $              (137)
Net realized gain (loss)                                                      (738)                   649
Realized gain distributions                                                    442                     --
Net change in unrealized appreciation (depreciation)                          (108)                (1,081)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (424)                  (569)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,296                  5,206
Cost of units redeemed                                                     (11,165)                (3,564)
Account charges                                                                 --                    (42)
                                                               --------------------   --------------------
Increase (decrease)                                                         (9,869)                 1,600
                                                               --------------------   --------------------
Net increase (decrease)                                                    (10,293)                 1,031
Net assets, beginning                                                       12,382                 11,351
                                                               --------------------   --------------------
Net assets, ending                                             $             2,089    $            12,382
                                                               ====================   ====================

Units sold                                                                   1,034                  3,668
Units redeemed                                                              (8,729)                (2,503)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (7,695)                 1,165
Units outstanding, beginning                                                 9,030                  7,865
                                                               --------------------   --------------------
Units outstanding, ending                                                    1,335                  9,030
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            70,096
Cost of units redeemed/account charges                                                            (85,039)
Net investment income (loss)                                                                       (1,028)
Net realized gain (loss)                                                                           17,371
Realized gain distributions                                                                           442
Net change in unrealized appreciation (depreciation)                                                  247
                                                                                      --------------------
Net assets                                                                            $             2,089
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  1    $             2               1.25%              14.1%
12/31/2015                   1.37                  9                 12               1.25%              -5.0%
12/31/2014                   1.44                  8                 11               1.25%               7.8%
12/31/2013                   1.34                  5                  7               1.25%              36.6%
12/31/2012                   0.98                  1                  1               1.25%               8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               1.00%              14.4%
12/31/2015                   1.40                  0                  0               1.00%              -4.8%
12/31/2014                   1.47                  0                  0               1.00%               8.1%
12/31/2013                   1.36                  0                  0               1.00%              36.9%
12/31/2012                   1.00                  0                  0               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.75%              14.6%
12/31/2015                   1.44                  0                  0               0.75%              -4.5%
12/31/2014                   1.50                  0                  0               0.75%               8.4%
12/31/2013                   1.39                  0                  0               0.75%              37.3%
12/31/2012                   1.01                  0                  0               0.75%               8.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.50%              14.9%
12/31/2015                   1.47                  0                  0               0.50%              -4.3%
12/31/2014                   1.53                  0                  0               0.50%               8.6%
12/31/2013                   1.41                  0                  0               0.50%              37.6%
12/31/2012                   1.03                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.25%              15.2%
12/31/2015                   1.50                  0                  0               0.25%              -4.0%
12/31/2014                   1.57                  0                  0               0.25%               8.9%
12/31/2013                   1.44                  0                  0               0.25%              38.0%
12/31/2012                   1.04                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.00%              15.5%
12/31/2015                   1.54                  0                  0               0.00%              -3.8%
12/31/2014                   1.60                  0                  0               0.00%               9.2%
12/31/2013                   1.46                  0                  0               0.00%              38.3%
12/31/2012                   1.06                  0                  0               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.0%
                 2014                                   0.7%
                 2013                                   0.4%
                 2012                                   0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,625,644    $    1,722,985            72,722
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (19,939)
                                                       ---------------
Net assets                                             $    1,605,705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,532,177           688,803    $         2.22
Band 100                                                       16,829             7,434              2.26
Band 75                                                            --                --              2.30
Band 50                                                            --                --              2.34
Band 25                                                            --                --              2.39
Band 0                                                         56,699            23,345              2.43
                                                       ---------------   ---------------
 Total                                                 $    1,605,705           719,582
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       46,144
Mortality & expense charges                                                                       (18,940)
                                                                                           ---------------
Net investment income (loss)                                                                       27,204
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,443
Realized gain distributions                                                                       113,453
Net change in unrealized appreciation (depreciation)                                              (70,622)
                                                                                           ---------------
Net gain (loss)                                                                                    47,274
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       74,478
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            27,204    $            23,741
Net realized gain (loss)                                                     4,443                 99,354
Realized gain distributions                                                113,453                 89,078
Net change in unrealized appreciation (depreciation)                       (70,622)              (204,998)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           74,478                  7,175
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   420,078                729,001
Cost of units redeemed                                                    (628,179)              (948,308)
Account charges                                                             (1,242)                (1,506)
                                                               --------------------   --------------------
Increase (decrease)                                                       (209,343)              (220,813)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (134,865)              (213,638)
Net assets, beginning                                                    1,740,570              1,954,208
                                                               --------------------   --------------------
Net assets, ending                                             $         1,605,705    $         1,740,570
                                                               ====================   ====================

Units sold                                                                 188,633                354,859
Units redeemed                                                            (283,447)              (471,019)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (94,814)              (116,160)
Units outstanding, beginning                                               814,396                930,556
                                                               --------------------   --------------------
Units outstanding, ending                                                  719,582                814,396
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,717,939
Cost of units redeemed/account charges                                                         (3,808,194)
Net investment income (loss)                                                                      101,694
Net realized gain (loss)                                                                          281,543
Realized gain distributions                                                                       410,064
Net change in unrealized appreciation (depreciation)                                              (97,341)
                                                                                      --------------------
Net assets                                                                            $         1,605,705
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                689    $         1,532               1.25%               5.0%
12/31/2015                   2.12                700              1,482               1.25%               1.7%
12/31/2014                   2.08                778              1,622               1.25%              29.0%
12/31/2013                   1.61                719              1,162               1.25%              -0.5%
12/31/2012                   1.62                676              1,097               1.25%              16.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                  7    $            17               1.00%               5.3%
12/31/2015                   2.15                 29                 61               1.00%               1.9%
12/31/2014                   2.11                 49                104               1.00%              29.4%
12/31/2013                   1.63                  0                  0               1.00%              -0.3%
12/31/2012                   1.64                  0                  0               1.00%              16.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                  0    $             0               0.75%               5.5%
12/31/2015                   2.18                  0                  0               0.75%               2.2%
12/31/2014                   2.14                  0                  0               0.75%              29.7%
12/31/2013                   1.65                  0                  0               0.75%               0.0%
12/31/2012                   1.65                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                  0    $             0               0.50%               5.8%
12/31/2015                   2.22                  0                  0               0.50%               2.4%
12/31/2014                   2.16                  0                  0               0.50%              30.0%
12/31/2013                   1.66                  0                  0               0.50%               0.2%
12/31/2012                   1.66                  0                  0               0.50%              17.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.25%               6.0%
12/31/2015                   2.25                  0                  0               0.25%               2.7%
12/31/2014                   2.19                  0                  0               0.25%              30.3%
12/31/2013                   1.68                  0                  0               0.25%               0.5%
12/31/2012                   1.67                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                 23    $            57               0.00%               6.3%
12/31/2015                   2.28                 86                197               0.00%               3.0%
12/31/2014                   2.22                103                229               0.00%              30.7%
12/31/2013                   1.70                102                173               0.00%               0.8%
12/31/2012                   1.69                 87                147               0.00%              17.8%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   2.4%
                 2014                                   2.4%
                 2013                                   2.2%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,089,106    $    1,184,765            48,910
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (24,817)
                                                       ---------------
Net assets                                             $    1,064,289
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,064,289           470,377    $         2.26
Band 100                                                           --                --              2.30
Band 75                                                            --                --              2.34
Band 50                                                            --                --              2.39
Band 25                                                            --                --              2.43
Band 0                                                             --                --              2.47
                                                       ---------------   ---------------
 Total                                                 $    1,064,289           470,377
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       29,766
Mortality & expense charges                                                                       (12,055)
                                                                                           ---------------
Net investment income (loss)                                                                       17,711
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (11,098)
Realized gain distributions                                                                        81,310
Net change in unrealized appreciation (depreciation)                                              (52,605)
                                                                                           ---------------
Net gain (loss)                                                                                    17,607
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       35,318
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            17,711    $             9,144
Net realized gain (loss)                                                   (11,098)                90,745
Realized gain distributions                                                 81,310                 37,071
Net change in unrealized appreciation (depreciation)                       (52,605)              (123,243)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           35,318                 13,717
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   531,732                497,139
Cost of units redeemed                                                    (233,217)              (987,704)
Account charges                                                               (203)                  (283)
                                                               --------------------   --------------------
Increase (decrease)                                                        298,312               (490,848)
                                                               --------------------   --------------------
Net increase (decrease)                                                    333,630               (477,131)
Net assets, beginning                                                      730,659              1,207,790
                                                               --------------------   --------------------
Net assets, ending                                             $         1,064,289    $           730,659
                                                               ====================   ====================

Units sold                                                                 234,161                229,975
Units redeemed                                                            (103,712)              (462,863)
                                                               --------------------   --------------------
Net increase (decrease)                                                    130,449               (232,888)
Units outstanding, beginning                                               339,928                572,816
                                                               --------------------   --------------------
Units outstanding, ending                                                  470,377                339,928
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,179,661
Cost of units redeemed/account charges                                                         (3,611,416)
Net investment income (loss)                                                                       69,233
Net realized gain (loss)                                                                          243,736
Realized gain distributions                                                                       278,734
Net change in unrealized appreciation (depreciation)                                              (95,659)
                                                                                      --------------------
Net assets                                                                            $         1,064,289
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.26                470    $         1,064               1.25%               5.3%
12/31/2015                   2.15                340                731               1.25%               1.9%
12/31/2014                   2.11                573              1,208               1.25%              29.3%
12/31/2013                   1.63                640              1,043               1.25%              -0.2%
12/31/2012                   1.63                819              1,339               1.25%              16.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.30                  0    $             0               1.00%               5.5%
12/31/2015                   2.18                  0                  0               1.00%               2.2%
12/31/2014                   2.14                  0                  0               1.00%              29.6%
12/31/2013                   1.65                  0                  0               1.00%               0.0%
12/31/2012                   1.65                  0                  0               1.00%              16.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.34                  0    $             0               0.75%               5.8%
12/31/2015                   2.22                  0                  0               0.75%               2.5%
12/31/2014                   2.16                  0                  0               0.75%              30.0%
12/31/2013                   1.66                  0                  0               0.75%               0.3%
12/31/2012                   1.66                  0                  0               0.75%              17.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.50%               6.1%
12/31/2015                   2.25                  0                  0               0.50%               2.7%
12/31/2014                   2.19                  0                  0               0.50%              30.3%
12/31/2013                   1.68                  0                  0               0.50%               0.5%
12/31/2012                   1.67                  0                  0               0.50%              17.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                  0    $             0               0.25%               6.3%
12/31/2015                   2.28                  0                  0               0.25%               3.0%
12/31/2014                   2.22                  0                  0               0.25%              30.6%
12/31/2013                   1.70                  0                  0               0.25%               0.8%
12/31/2012                   1.68                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.00%               6.6%
12/31/2015                   2.32                  0                  0               0.00%               3.2%
12/31/2014                   2.25                  0                  0               0.00%              30.9%
12/31/2013                   1.71                  0                  0               0.00%               1.0%
12/31/2012                   1.70                  0                  0               0.00%              18.1%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%
                 2015                                   2.0%
                 2014                                   2.4%
                 2013                                   2.2%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP INDEX FUND R3 CLASS - 670690205

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,931,784    $    2,647,357           194,846
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (14,930)
                                                       ---------------
Net assets                                             $    2,916,854
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,893,334         1,770,975    $         1.63
Band 100                                                       22,943            13,726              1.67
Band 75                                                            --                --              1.71
Band 50                                                           577               330              1.75
Band 25                                                            --                --              1.79
Band 0                                                             --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $    2,916,854         1,785,031
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       21,273
Mortality & expense charges                                                                       (37,854)
                                                                                           ---------------
Net investment income (loss)                                                                      (16,581)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (83,922)
Realized gain distributions                                                                        70,564
Net change in unrealized appreciation (depreciation)                                              503,148
                                                                                           ---------------
Net gain (loss)                                                                                   489,790
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      473,209
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (16,581)   $           (27,943)
Net realized gain (loss)                                                   (83,922)               321,478
Realized gain distributions                                                 70,564                162,058
Net change in unrealized appreciation (depreciation)                       503,148               (671,540)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          473,209               (215,947)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   869,204              1,340,433
Cost of units redeemed                                                  (2,259,851)            (2,768,331)
Account charges                                                             (2,396)                (3,605)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,393,043)            (1,431,503)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (919,834)            (1,647,450)
Net assets, beginning                                                    3,836,688              5,484,138
                                                               --------------------   --------------------
Net assets, ending                                             $         2,916,854    $         3,836,688
                                                               ====================   ====================

Units sold                                                                 618,011                988,210
Units redeemed                                                          (1,606,160)            (1,926,730)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (988,149)              (938,520)
Units outstanding, beginning                                             2,773,180              3,711,700
                                                               --------------------   --------------------
Units outstanding, ending                                                1,785,031              2,773,180
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        12,399,800
Cost of units redeemed/account charges                                                        (11,222,685)
Net investment income (loss)                                                                     (110,094)
Net realized gain (loss)                                                                          682,255
Realized gain distributions                                                                       883,151
Net change in unrealized appreciation (depreciation)                                              284,427
                                                                                      --------------------
Net assets                                                                            $         2,916,854
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63              1,771    $         2,893               1.25%              18.7%
12/31/2015                   1.38              2,623              3,609               1.25%              -6.4%
12/31/2014                   1.47              3,489              5,127               1.25%               2.8%
12/31/2013                   1.43              3,487              4,986               1.25%              36.0%
12/31/2012                   1.05              1,552              1,631               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                 14    $            23               1.00%              19.0%
12/31/2015                   1.40                  7                  9               1.00%              -6.1%
12/31/2014                   1.50                  3                  5               1.00%               3.0%
12/31/2013                   1.45                  1                  2               1.00%              36.4%
12/31/2012                   1.06                  1                  1               1.00%              14.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.75%              19.3%
12/31/2015                   1.43                  0                  0               0.75%              -5.9%
12/31/2014                   1.52                  0                  0               0.75%               3.3%
12/31/2013                   1.47                  0                  0               0.75%              36.7%
12/31/2012                   1.08                  0                  0               0.75%              14.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             1               0.50%              19.6%
12/31/2015                   1.46                  0                  0               0.50%              -5.7%
12/31/2014                   1.55                  1                  1               0.50%               3.5%
12/31/2013                   1.50                  1                  1               0.50%              37.0%
12/31/2012                   1.09                  1                  1               0.50%              14.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.25%              19.9%
12/31/2015                   1.49                  0                  0               0.25%              -5.4%
12/31/2014                   1.58                  0                  0               0.25%               3.8%
12/31/2013                   1.52                  0                  0               0.25%              37.4%
12/31/2012                   1.11                  0                  0               0.25%              15.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.00%              20.2%
12/31/2015                   1.52                143                218               0.00%              -5.2%
12/31/2014                   1.61                219                351               0.00%               4.1%
12/31/2013                   1.54                216                333               0.00%              37.7%
12/31/2012                   1.12                187                209               0.00%              15.4%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.5%
                 2014                                   0.6%
                 2013                                   0.8%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          NUVEEN DIVIDEND VALUE FUND R3 CLASS - 670678531 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.25%              16.4%
12/31/2015                   0.95                  0                  0               1.25%              -6.4%
12/31/2014                   1.01                  0                  0               1.25%               1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              16.7%
12/31/2015                   0.95                  0                  0               1.00%              -6.2%
12/31/2014                   1.02                  0                  0               1.00%               1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              16.9%
12/31/2015                   0.95                  0                  0               0.75%              -6.0%
12/31/2014                   1.02                  0                  0               0.75%               1.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              17.2%
12/31/2015                   0.96                  0                  0               0.50%              -5.7%
12/31/2014                   1.02                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              17.5%
12/31/2015                   0.96                  0                  0               0.25%              -5.5%
12/31/2014                   1.02                  0                  0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              17.8%
12/31/2015                   0.96                  0                  0               0.00%              -5.3%
12/31/2014                   1.02                  0                  0               0.00%               1.6%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      116,401    $      118,718            12,229
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (339)
                                                       ---------------
Net assets                                             $      116,062
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      116,062            66,822    $         1.74
Band 100                                                           --                --              1.78
Band 75                                                            --                --              1.83
Band 50                                                            --                --              1.87
Band 25                                                            --                --              1.92
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $      116,062            66,822
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           62
Mortality & expense charges                                                                        (1,915)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,853)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (29,618)
Realized gain distributions                                                                        11,286
Net change in unrealized appreciation (depreciation)                                               46,343
                                                                                           ---------------
Net gain (loss)                                                                                    28,011
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       26,158
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,853)   $            (1,986)
Net realized gain (loss)                                                   (29,618)                  (529)
Realized gain distributions                                                 11,286                 30,191
Net change in unrealized appreciation (depreciation)                        46,343                (33,900)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           26,158                 (6,224)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    17,281                 53,476
Cost of units redeemed                                                    (101,986)               (15,777)
Account charges                                                                (19)                   (23)
                                                               --------------------   --------------------
Increase (decrease)                                                        (84,724)                37,676
                                                               --------------------   --------------------
Net increase (decrease)                                                    (58,566)                31,452
Net assets, beginning                                                      174,628                143,176
                                                               --------------------   --------------------
Net assets, ending                                             $           116,062    $           174,628
                                                               ====================   ====================

Units sold                                                                  12,834                 35,933
Units redeemed                                                             (66,471)               (10,985)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (53,637)                24,948
Units outstanding, beginning                                               120,459                 95,511
                                                               --------------------   --------------------
Units outstanding, ending                                                   66,822                120,459
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,064,630
Cost of units redeemed/account charges                                                         (1,136,218)
Net investment income (loss)                                                                      (45,070)
Net realized gain (loss)                                                                          (30,587)
Realized gain distributions                                                                       265,624
Net change in unrealized appreciation (depreciation)                                               (2,317)
                                                                                      --------------------
Net assets                                                                            $           116,062
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                 67    $           116               1.25%              19.8%
12/31/2015                   1.45                120                175               1.25%              -3.3%
12/31/2014                   1.50                 96                143               1.25%               4.1%
12/31/2013                   1.44                423                609               1.25%              30.3%
12/31/2012                   1.10                527                583               1.25%              10.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               1.00%              20.1%
12/31/2015                   1.48                  0                  0               1.00%              -3.1%
12/31/2014                   1.53                  0                  0               1.00%               4.4%
12/31/2013                   1.47                  0                  0               1.00%              30.6%
12/31/2012                   1.12                  0                  0               1.00%              11.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%              20.4%
12/31/2015                   1.52                  0                  0               0.75%              -2.8%
12/31/2014                   1.56                  0                  0               0.75%               4.7%
12/31/2013                   1.49                  0                  0               0.75%              30.9%
12/31/2012                   1.14                  0                  0               0.75%              11.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.50%              20.7%
12/31/2015                   1.55                  0                  0               0.50%              -2.6%
12/31/2014                   1.59                  0                  0               0.50%               4.9%
12/31/2013                   1.52                  0                  0               0.50%              31.3%
12/31/2012                   1.16                  0                  0               0.50%              11.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.25%              21.0%
12/31/2015                   1.59                  0                  0               0.25%              -2.3%
12/31/2014                   1.63                  0                  0               0.25%               5.2%
12/31/2013                   1.55                  0                  0               0.25%              31.6%
12/31/2012                   1.18                  0                  0               0.25%              11.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%              21.3%
12/31/2015                   1.63                  0                  0               0.00%              -2.1%
12/31/2014                   1.66                  0                  0               0.00%               5.4%
12/31/2013                   1.57                  0                  0               0.00%              31.9%
12/31/2012                   1.19                  0                  0               0.00%              12.1%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.2%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND A CLASS - 670678887 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                             --                --              1.14
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.25%              16.6%
12/31/2015                   0.95                  0                  0               1.25%              -6.2%
12/31/2014                   1.01                  0                  0               1.25%               1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              16.9%
12/31/2015                   0.95                  0                  0               1.00%              -5.9%
12/31/2014                   1.02                  0                  0               1.00%               1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              17.2%
12/31/2015                   0.96                  0                  0               0.75%              -5.7%
12/31/2014                   1.02                  0                  0               0.75%               1.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              17.5%
12/31/2015                   0.96                  0                  0               0.50%              -5.5%
12/31/2014                   1.02                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%              17.8%
12/31/2015                   0.96                  0                  0               0.25%              -5.2%
12/31/2014                   1.02                  0                  0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.00%              18.1%
12/31/2015                   0.96                  0                  0               0.00%              -5.0%
12/31/2014                   1.02                  0                  0               0.00%               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       11,601    $       10,855             1,330
                                                                         ===============   ===============
Receivables: investments sold                                       4
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       11,605
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       11,605             6,853    $         1.69
Band 100                                                           --                --              1.74
Band 75                                                            --                --              1.78
Band 50                                                            --                --              1.83
Band 25                                                            --                --              1.88
Band 0                                                             --                --              1.92
                                                       ---------------   ---------------
 Total                                                 $       11,605             6,853
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (275)
                                                                                           ---------------
Net investment income (loss)                                                                         (275)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,058)
Realized gain distributions                                                                         1,209
Net change in unrealized appreciation (depreciation)                                                4,459
                                                                                           ---------------
Net gain (loss)                                                                                     4,610
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,335
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (275)   $              (731)
Net realized gain (loss)                                                    (1,058)               (15,347)
Realized gain distributions                                                  1,209                  4,079
Net change in unrealized appreciation (depreciation)                         4,459                 10,406
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,335                 (1,593)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,977                  5,233
Cost of units redeemed                                                     (17,448)              (125,506)
Account charges                                                                (31)                   (92)
                                                               --------------------   --------------------
Increase (decrease)                                                        (12,502)              (120,365)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (8,167)              (121,958)
Net assets, beginning                                                       19,772                141,730
                                                               --------------------   --------------------
Net assets, ending                                             $            11,605    $            19,772
                                                               ====================   ====================

Units sold                                                                   3,576                  3,573
Units redeemed                                                             (10,678)               (86,139)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (7,102)               (82,566)
Units outstanding, beginning                                                13,955                 96,521
                                                               --------------------   --------------------
Units outstanding, ending                                                    6,853                 13,955
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           397,524
Cost of units redeemed/account charges                                                           (458,017)
Net investment income (loss)                                                                       (9,907)
Net realized gain (loss)                                                                            1,879
Realized gain distributions                                                                        79,380
Net change in unrealized appreciation (depreciation)                                                  746
                                                                                      --------------------
Net assets                                                                            $            11,605
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  7    $            12               1.25%              19.5%
12/31/2015                   1.42                 14                 20               1.25%              -3.5%
12/31/2014                   1.47                 97                142               1.25%               3.8%
12/31/2013                   1.41                 83                117               1.25%              30.0%
12/31/2012                   1.09                115                126               1.25%              10.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               1.00%              19.8%
12/31/2015                   1.45                  0                  0               1.00%              -3.3%
12/31/2014                   1.50                  0                  0               1.00%               4.1%
12/31/2013                   1.44                  0                  0               1.00%              30.3%
12/31/2012                   1.11                  0                  0               1.00%              10.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.75%              20.1%
12/31/2015                   1.48                  0                  0               0.75%              -3.0%
12/31/2014                   1.53                  0                  0               0.75%               4.3%
12/31/2013                   1.47                  0                  0               0.75%              30.6%
12/31/2012                   1.12                  0                  0               0.75%              11.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.50%              20.4%
12/31/2015                   1.52                  0                  0               0.50%              -2.8%
12/31/2014                   1.56                  0                  0               0.50%               4.6%
12/31/2013                   1.49                  0                  0               0.50%              31.0%
12/31/2012                   1.14                  0                  0               0.50%              11.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.25%              20.7%
12/31/2015                   1.55                  0                  0               0.25%              -2.5%
12/31/2014                   1.59                  0                  0               0.25%               4.9%
12/31/2013                   1.52                  0                  0               0.25%              31.3%
12/31/2012                   1.16                  0                  0               0.25%              11.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.00%              21.0%
12/31/2015                   1.59                  0                  0               0.00%              -2.3%
12/31/2014                   1.63                  0                  0               0.00%               5.1%
12/31/2013                   1.55                  0                  0               0.00%              31.6%
12/31/2012                   1.18                  0                  0               0.00%              11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND A CLASS - 670690718

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,755,204    $    5,699,705           163,900
                                                                         ===============   ===============
Receivables: investments sold                                  99,312
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,854,516
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,854,516         3,338,235    $         1.75
Band 100                                                           --                --              1.80
Band 75                                                            --                --              1.85
Band 50                                                            --                --              1.89
Band 25                                                            --                --              1.94
Band 0                                                             --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $    5,854,516         3,338,235
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (62,993)
                                                                                           ---------------
Net investment income (loss)                                                                      (62,993)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (522,979)
Realized gain distributions                                                                       255,560
Net change in unrealized appreciation (depreciation)                                              509,022
                                                                                           ---------------
Net gain (loss)                                                                                   241,603
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      178,610
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (62,993)   $           (34,815)
Net realized gain (loss)                                                  (522,979)               (97,173)
Realized gain distributions                                                255,560                290,522
Net change in unrealized appreciation (depreciation)                       509,022               (351,318)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          178,610               (192,784)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,139,186              5,390,271
Cost of units redeemed                                                  (2,627,597)            (2,370,300)
Account charges                                                            (21,252)                (9,550)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,490,337              3,010,421
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,668,947              2,817,637
Net assets, beginning                                                    4,185,569              1,367,932
                                                               --------------------   --------------------
Net assets, ending                                             $         5,854,516    $         4,185,569
                                                               ====================   ====================

Units sold                                                               3,515,775              3,337,153
Units redeemed                                                          (2,562,106)            (1,714,649)
                                                               --------------------   --------------------
Net increase (decrease)                                                    953,669              1,622,504
Units outstanding, beginning                                             2,384,566                762,062
                                                               --------------------   --------------------
Units outstanding, ending                                                3,338,235              2,384,566
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        16,211,086
Cost of units redeemed/account charges                                                        (10,647,257)
Net investment income (loss)                                                                     (153,225)
Net realized gain (loss)                                                                         (487,725)
Realized gain distributions                                                                       876,138
Net change in unrealized appreciation (depreciation)                                               55,499
                                                                                      --------------------
Net assets                                                                            $         5,854,516
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75              3,338    $         5,855               1.25%              -0.1%
12/31/2015                   1.76              2,385              4,186               1.25%              -2.2%
12/31/2014                   1.80                762              1,368               1.25%               7.0%
12/31/2013                   1.68                 57                 96               1.25%              34.8%
12/31/2012                   1.24                345                430               1.25%              13.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               1.00%               0.2%
12/31/2015                   1.80                  0                  0               1.00%              -2.0%
12/31/2014                   1.83                  0                  0               1.00%               7.2%
12/31/2013                   1.71                  0                  0               1.00%              35.2%
12/31/2012                   1.26                  0                  0               1.00%              13.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.75%               0.4%
12/31/2015                   1.84                  0                  0               0.75%              -1.7%
12/31/2014                   1.87                  0                  0               0.75%               7.5%
12/31/2013                   1.74                  0                  0               0.75%              35.5%
12/31/2012                   1.28                  0                  0               0.75%              14.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.50%               0.7%
12/31/2015                   1.88                  0                  0               0.50%              -1.5%
12/31/2014                   1.91                  0                  0               0.50%               7.8%
12/31/2013                   1.77                  0                  0               0.50%              35.8%
12/31/2012                   1.30                  0                  0               0.50%              14.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.25%               0.9%
12/31/2015                   1.92                  0                  0               0.25%              -1.2%
12/31/2014                   1.95                  0                  0               0.25%               8.0%
12/31/2013                   1.80                  0                  0               0.25%              36.2%
12/31/2012                   1.32                  0                  0               0.25%              14.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.00%               1.2%
12/31/2015                   1.97                  0                  0               0.00%              -1.0%
12/31/2014                   1.99                  0                  0               0.00%               8.3%
12/31/2013                   1.84                  0                  0               0.00%              36.5%
12/31/2012                   1.34                  0                  0               0.00%              14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      173,785    $      139,429             7,051
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,511)
                                                       ---------------
Net assets                                             $      172,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      172,274            85,261    $         2.02
Band 100                                                           --                --              2.07
Band 75                                                            --                --              2.13
Band 50                                                            --                --              2.18
Band 25                                                            --                --              2.24
Band 0                                                             --                --              2.29
                                                       ---------------   ---------------
 Total                                                 $      172,274            85,261
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          670
Mortality & expense charges                                                                        (1,810)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,140)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           26,446
Realized gain distributions                                                                         3,423
Net change in unrealized appreciation (depreciation)                                               15,291
                                                                                           ---------------
Net gain (loss)                                                                                    45,160
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       44,020
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,140)   $              (844)
Net realized gain (loss)                                                    26,446                  4,253
Realized gain distributions                                                  3,423                  1,051
Net change in unrealized appreciation (depreciation)                        15,291                 (3,479)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           44,020                    981
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   111,525                 31,029
Cost of units redeemed                                                     (74,233)                (8,836)
Account charges                                                               (214)                   (41)
                                                               --------------------   --------------------
Increase (decrease)                                                         37,078                 22,152
                                                               --------------------   --------------------
Net increase (decrease)                                                     81,098                 23,133
Net assets, beginning                                                       91,176                 68,043
                                                               --------------------   --------------------
Net assets, ending                                             $           172,274    $            91,176
                                                               ====================   ====================

Units sold                                                                  68,865                 19,679
Units redeemed                                                             (41,911)                (5,516)
                                                               --------------------   --------------------
Net increase (decrease)                                                     26,954                 14,163
Units outstanding, beginning                                                58,307                 44,144
                                                               --------------------   --------------------
Units outstanding, ending                                                   85,261                 58,307
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           266,395
Cost of units redeemed/account charges                                                           (171,142)
Net investment income (loss)                                                                       (4,860)
Net realized gain (loss)                                                                           43,038
Realized gain distributions                                                                         4,487
Net change in unrealized appreciation (depreciation)                                               34,356
                                                                                      --------------------
Net assets                                                                            $           172,274
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                 85    $           172               1.25%              29.2%
12/31/2015                   1.56                 58                 91               1.25%               1.4%
12/31/2014                   1.54                 44                 68               1.25%               3.6%
12/31/2013                   1.49                 43                 64               1.25%              37.0%
12/31/2012                   1.09                 50                 55               1.25%              12.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               1.00%              29.5%
12/31/2015                   1.60                  0                  0               1.00%               1.7%
12/31/2014                   1.57                  0                  0               1.00%               3.8%
12/31/2013                   1.52                  0                  0               1.00%              37.3%
12/31/2012                   1.10                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.75%              29.9%
12/31/2015                   1.64                  0                  0               0.75%               2.0%
12/31/2014                   1.61                  0                  0               0.75%               4.1%
12/31/2013                   1.54                  0                  0               0.75%              37.6%
12/31/2012                   1.12                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.50%              30.2%
12/31/2015                   1.68                  0                  0               0.50%               2.2%
12/31/2014                   1.64                  0                  0               0.50%               4.3%
12/31/2013                   1.57                  0                  0               0.50%              38.0%
12/31/2012                   1.14                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.25%              30.5%
12/31/2015                   1.71                  0                  0               0.25%               2.5%
12/31/2014                   1.67                  0                  0               0.25%               4.6%
12/31/2013                   1.60                  0                  0               0.25%              38.3%
12/31/2012                   1.16                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                  0    $             0               0.00%              30.8%
12/31/2015                   1.75                  0                  0               0.00%               2.7%
12/31/2014                   1.71                  0                  0               0.00%               4.9%
12/31/2013                   1.63                  0                  0               0.00%              38.7%
12/31/2012                   1.17                  0                  0               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.1%
                 2014                                   0.4%
                 2013                                   0.3%
                 2012                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R3 CLASS - 670690742

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,855,155    $    2,814,677            86,289
                                                                         ===============   ===============
Receivables: investments sold                                  51,945
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,907,100
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,249,378         1,315,975    $         1.71
Band 100                                                           --                --              1.75
Band 75                                                            --                --              1.80
Band 50                                                            --                --              1.85
Band 25                                                            --                --              1.89
Band 0                                                        657,722           338,777              1.94
                                                       ---------------   ---------------
 Total                                                 $    2,907,100         1,654,752
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (24,239)
                                                                                           ---------------
Net investment income (loss)                                                                      (24,239)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (208,575)
Realized gain distributions                                                                       134,932
Net change in unrealized appreciation (depreciation)                                              210,215
                                                                                           ---------------
Net gain (loss)                                                                                   136,572
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      112,333
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (24,239)   $           (15,920)
Net realized gain (loss)                                                  (208,575)               (93,402)
Realized gain distributions                                                134,932                141,619
Net change in unrealized appreciation (depreciation)                       210,215                (36,107)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          112,333                 (3,810)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,316,446              2,578,949
Cost of units redeemed                                                  (1,190,654)            (2,771,662)
Account charges                                                            (12,893)                (6,913)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,112,899               (199,626)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,225,232               (203,436)
Net assets, beginning                                                    1,681,868              1,885,304
                                                               --------------------   --------------------
Net assets, ending                                             $         2,907,100    $         1,681,868
                                                               ====================   ====================

Units sold                                                               1,430,384              1,855,344
Units redeemed                                                            (738,150)            (1,908,743)
                                                               --------------------   --------------------
Net increase (decrease)                                                    692,234                (53,399)
Units outstanding, beginning                                               962,518              1,015,917
                                                               --------------------   --------------------
Units outstanding, ending                                                1,654,752                962,518
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         8,052,654
Cost of units redeemed/account charges                                                         (5,460,872)
Net investment income (loss)                                                                      (53,865)
Net realized gain (loss)                                                                         (289,492)
Realized gain distributions                                                                       618,197
Net change in unrealized appreciation (depreciation)                                               40,478
                                                                                      --------------------
Net assets                                                                            $         2,907,100
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71              1,316    $         2,249               1.25%              -0.3%
12/31/2015                   1.72                813              1,395               1.25%              -2.5%
12/31/2014                   1.76                494                869               1.25%               6.7%
12/31/2013                   1.65                 46                 75               1.25%              34.5%
12/31/2012                   1.23                 43                 53               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               1.00%              -0.1%
12/31/2015                   1.75                  0                  0               1.00%              -2.2%
12/31/2014                   1.79                  0                  0               1.00%               7.0%
12/31/2013                   1.68                  0                  0               1.00%              34.8%
12/31/2012                   1.24                  0                  0               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.75%               0.2%
12/31/2015                   1.80                  0                  0               0.75%              -2.0%
12/31/2014                   1.83                  0                  0               0.75%               7.2%
12/31/2013                   1.71                  0                  0               0.75%              35.2%
12/31/2012                   1.26                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.50%               0.4%
12/31/2015                   1.84                  0                  0               0.50%              -1.7%
12/31/2014                   1.87                  0                  0               0.50%               7.5%
12/31/2013                   1.74                  0                  0               0.50%              35.5%
12/31/2012                   1.28                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.25%               0.7%
12/31/2015                   1.88                  0                  0               0.25%              -1.5%
12/31/2014                   1.91                  0                  0               0.25%               7.8%
12/31/2013                   1.77                  0                  0               0.25%              35.8%
12/31/2012                   1.30                  0                  0               0.25%              14.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                339    $           658               0.00%               0.9%
12/31/2015                   1.92                149                287               0.00%              -1.2%
12/31/2014                   1.95                522              1,016               0.00%               8.0%
12/31/2013                   1.80                  0                  0               0.00%              36.2%
12/31/2012                   1.32                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,151,919    $      981,576            47,077
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (25,828)
                                                       ---------------
Net assets                                             $    1,126,091
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,003,574           508,888    $         1.97
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.08
Band 50                                                       122,517            57,556              2.13
Band 25                                                            --                --              2.18
Band 0                                                             --                --              2.24
                                                       ---------------   ---------------
 Total                                                 $    1,126,091           566,444
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,051
Mortality & expense charges                                                                        (7,454)
                                                                                           ---------------
Net investment income (loss)                                                                       (5,403)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           59,884
Realized gain distributions                                                                        23,809
Net change in unrealized appreciation (depreciation)                                              116,232
                                                                                           ---------------
Net gain (loss)                                                                                   199,925
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      194,522
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (5,403)   $            (5,785)
Net realized gain (loss)                                                    59,884                 59,649
Realized gain distributions                                                 23,809                  7,332
Net change in unrealized appreciation (depreciation)                       116,232                (61,609)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          194,522                   (413)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   805,217                207,975
Cost of units redeemed                                                    (347,572)              (210,809)
Account charges                                                               (239)                  (397)
                                                               --------------------   --------------------
Increase (decrease)                                                        457,406                 (3,231)
                                                               --------------------   --------------------
Net increase (decrease)                                                    651,928                 (3,644)
Net assets, beginning                                                      474,163                477,807
                                                               --------------------   --------------------
Net assets, ending                                             $         1,126,091    $           474,163
                                                               ====================   ====================

Units sold                                                                 472,266                132,108
Units redeemed                                                            (213,374)              (139,309)
                                                               --------------------   --------------------
Net increase (decrease)                                                    258,892                 (7,201)
Units outstanding, beginning                                               307,552                314,753
                                                               --------------------   --------------------
Units outstanding, ending                                                  566,444                307,552
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,826,081
Cost of units redeemed/account charges                                                         (1,052,988)
Net investment income (loss)                                                                      (21,238)
Net realized gain (loss)                                                                          172,752
Realized gain distributions                                                                        31,141
Net change in unrealized appreciation (depreciation)                                              170,343
                                                                                      --------------------
Net assets                                                                            $         1,126,091
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                509    $         1,004               1.25%              28.9%
12/31/2015                   1.53                275                421               1.25%               1.2%
12/31/2014                   1.51                296                448               1.25%               3.3%
12/31/2013                   1.46                317                464               1.25%              36.6%
12/31/2012                   1.07                265                284               1.25%              12.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%              29.2%
12/31/2015                   1.57                  0                  0               1.00%               1.4%
12/31/2014                   1.54                  0                  0               1.00%               3.5%
12/31/2013                   1.49                  0                  0               1.00%              37.0%
12/31/2012                   1.09                  0                  0               1.00%              12.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.75%              29.5%
12/31/2015                   1.60                  0                  0               0.75%               1.7%
12/31/2014                   1.58                  0                  0               0.75%               3.8%
12/31/2013                   1.52                  0                  0               0.75%              37.3%
12/31/2012                   1.11                  0                  0               0.75%              13.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                 58    $           123               0.50%              29.8%
12/31/2015                   1.64                 32                 53               0.50%               1.9%
12/31/2014                   1.61                 19                 30               0.50%               4.1%
12/31/2013                   1.55                 14                 21               0.50%              37.6%
12/31/2012                   1.12                 18                 21               0.50%              13.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.25%              30.2%
12/31/2015                   1.68                  0                  0               0.25%               2.2%
12/31/2014                   1.64                  0                  0               0.25%               4.3%
12/31/2013                   1.57                  0                  0               0.25%              38.0%
12/31/2012                   1.14                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.00%              30.5%
12/31/2015                   1.72                  0                  0               0.00%               2.5%
12/31/2014                   1.68                  0                  0               0.00%               4.6%
12/31/2013                   1.60                  0                  0               0.00%              38.3%
12/31/2012                   1.16                  0                  0               0.00%              13.9%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.0%
                 2014                                   0.1%
                 2013                                   0.1%
                 2012                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP INDEX FUND R3 CLASS - 670690601

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,251,810    $    7,675,360           459,724
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (31,929)
                                                       ---------------
Net assets                                             $    8,219,881
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,839,883         4,285,403    $         1.83
Band 100                                                       22,644            12,098              1.87
Band 75                                                            --                --              1.91
Band 50                                                        16,245             8,292              1.96
Band 25                                                            --                --              2.00
Band 0                                                        341,109           166,346              2.05
                                                       ---------------   ---------------
 Total                                                 $    8,219,881         4,472,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       64,824
Mortality & expense charges                                                                       (90,996)
                                                                                           ---------------
Net investment income (loss)                                                                      (26,172)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          131,449
Realized gain distributions                                                                       490,830
Net change in unrealized appreciation (depreciation)                                              699,105
                                                                                           ---------------
Net gain (loss)                                                                                 1,321,384
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,295,212
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (26,172)   $           (56,605)
Net realized gain (loss)                                                   131,449                345,463
Realized gain distributions                                                490,830                491,687
Net change in unrealized appreciation (depreciation)                       699,105             (1,137,445)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,295,212               (356,900)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,481,978              4,184,535
Cost of units redeemed                                                  (2,858,953)            (3,654,205)
Account charges                                                             (8,059)                (6,662)
                                                               --------------------   --------------------
Increase (decrease)                                                       (385,034)               523,668
                                                               --------------------   --------------------
Net increase (decrease)                                                    910,178                166,768
Net assets, beginning                                                    7,309,703              7,142,935
                                                               --------------------   --------------------
Net assets, ending                                             $         8,219,881    $         7,309,703
                                                               ====================   ====================

Units sold                                                               1,682,249              2,981,596
Units redeemed                                                          (1,913,046)            (2,686,616)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (230,797)               294,980
Units outstanding, beginning                                             4,702,936              4,407,956
                                                               --------------------   --------------------
Units outstanding, ending                                                4,472,139              4,702,936
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        18,502,065
Cost of units redeemed/account charges                                                        (13,520,719)
Net investment income (loss)                                                                     (197,225)
Net realized gain (loss)                                                                        1,121,625
Realized gain distributions                                                                     1,737,685
Net change in unrealized appreciation (depreciation)                                              576,450
                                                                                      --------------------
Net assets                                                                            $         8,219,881
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83              4,285    $         7,840               1.25%              18.1%
12/31/2015                   1.55              4,530              7,014               1.25%              -4.2%
12/31/2014                   1.62              4,271              6,901               1.25%               7.3%
12/31/2013                   1.51              4,431              6,671               1.25%              30.6%
12/31/2012                   1.15              2,743              3,163               1.25%              15.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                 12    $            23               1.00%              18.4%
12/31/2015                   1.58                  4                  6               1.00%              -3.9%
12/31/2014                   1.64                  3                  5               1.00%               7.6%
12/31/2013                   1.53                  3                  4               1.00%              30.9%
12/31/2012                   1.17                  2                  3               1.00%              15.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%              18.7%
12/31/2015                   1.61                  0                  0               0.75%              -3.7%
12/31/2014                   1.67                  0                  0               0.75%               7.9%
12/31/2013                   1.55                  0                  0               0.75%              31.2%
12/31/2012                   1.18                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  8    $            16               0.50%              19.0%
12/31/2015                   1.65                  9                 15               0.50%              -3.5%
12/31/2014                   1.70                  4                  7               0.50%               8.1%
12/31/2013                   1.58                  1                  1               0.50%              31.6%
12/31/2012                   1.20                  1                  1               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.25%              19.3%
12/31/2015                   1.68                  0                  0               0.25%              -3.2%
12/31/2014                   1.74                  0                  0               0.25%               8.4%
12/31/2013                   1.60                  0                  0               0.25%              31.9%
12/31/2012                   1.21                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                166    $           341               0.00%              19.6%
12/31/2015                   1.71                160                275               0.00%              -3.0%
12/31/2014                   1.77                131                231               0.00%               8.7%
12/31/2013                   1.63                119                194               0.00%              32.2%
12/31/2012                   1.23                 14                 17               0.00%              17.0%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.5%
                 2014                                   0.6%
                 2013                                   0.5%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      150,348    $      150,907            13,162
                                                                         ===============   ===============
Receivables: investments sold                                     627
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      150,975
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      150,975           108,954    $         1.39
Band 100                                                           --                --              1.42
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $      150,975           108,954
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,487
Mortality & expense charges                                                                        (1,969)
                                                                                           ---------------
Net investment income (loss)                                                                         (482)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,015)
Realized gain distributions                                                                         4,267
Net change in unrealized appreciation (depreciation)                                                9,835
                                                                                           ---------------
Net gain (loss)                                                                                     9,087
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,605
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             (482)    $             2,469
Net realized gain (loss)                                                   (5,015)                  1,201
Realized gain distributions                                                  4,267                  7,556
Net change in unrealized appreciation (depreciation)                         9,835               (17,245)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,605                (6,019)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    24,774                 34,375
Cost of units redeemed                                                   (164,411)               (17,923)
Account charges                                                              (285)                  (100)
                                                               --------------------   --------------------
Increase (decrease)                                                      (139,922)                 16,352
                                                               --------------------   --------------------
Net increase (decrease)                                                  (131,317)                 10,333
Net assets, beginning                                                      282,292                271,959
                                                               --------------------   --------------------
Net assets, ending                                             $          150,975     $            282,292
                                                               ====================   ====================

Units sold                                                                  18,399                 25,046
Units redeemed                                                           (112,096)               (13,223)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (93,697)                 11,823
Units outstanding, beginning                                               202,651                190,828
                                                               --------------------   --------------------
Units outstanding, ending                                                  108,954                202,651
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                             $          2,194,601
Cost of units redeemed/account charges                                                         (2,190,867)
Net investment income (loss)                                                                       28,736
Net realized gain (loss)                                                                           46,690
Realized gain distributions                                                                        72,374
Net change in unrealized appreciation (depreciation)                                                 (559)
                                                                                      --------------------
Net assets                                                                           $            150,975
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                109    $           151               1.25%               4.7%
12/31/2015                   1.32                115                152               1.25%              -2.8%
12/31/2014                   1.36                108                147               1.25%               3.7%
12/31/2013                   1.31                 93                122               1.25%              17.5%
12/31/2012                   1.12                715                799               1.25%              11.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               1.00%               5.0%
12/31/2015                   1.35                  0                  0               1.00%              -2.6%
12/31/2014                   1.39                  0                  0               1.00%               4.0%
12/31/2013                   1.34                  0                  0               1.00%              17.8%
12/31/2012                   1.13                  0                  0               1.00%              11.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               5.2%
12/31/2015                   1.39                  0                  0               0.75%              -2.3%
12/31/2014                   1.42                  0                  0               0.75%               4.3%
12/31/2013                   1.36                  0                  0               0.75%              18.1%
12/31/2012                   1.15                  0                  0               0.75%              11.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               5.5%
12/31/2015                   1.42                  0                  0               0.50%              -2.1%
12/31/2014                   1.45                  0                  0               0.50%               4.5%
12/31/2013                   1.39                  0                  0               0.50%              18.4%
12/31/2012                   1.17                  0                  0               0.50%              12.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.25%               5.8%
12/31/2015                   1.45                  0                  0               0.25%              -1.8%
12/31/2014                   1.48                  0                  0               0.25%               4.8%
12/31/2013                   1.41                  0                  0               0.25%              18.7%
12/31/2012                   1.19                  0                  0               0.25%              12.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.00%               6.0%
12/31/2015                   1.48                 88                130               0.00%              -1.6%
12/31/2014                   1.51                 83                125               0.00%               5.0%
12/31/2013                   1.44                 96                138               0.00%              19.0%
12/31/2012                   1.21                 89                108               0.00%              12.7%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   1.6%
                 2014                                   3.1%
                 2013                                   1.2%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       35,243    $       34,539             3,025
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (57)
                                                       ---------------
Net assets                                             $       35,186
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       35,186            24,744    $         1.42
Band 100                                                           --                --              1.46
Band 75                                                            --                --              1.50
Band 50                                                            --                --              1.53
Band 25                                                            --                --              1.57
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $       35,186            24,744
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          434
Mortality & expense charges                                                                          (402)
                                                                                           ---------------
Net investment income (loss)                                                                           32
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           60,339
Realized gain distributions                                                                           937
Net change in unrealized appreciation (depreciation)                                              (31,879)
                                                                                           ---------------
Net gain (loss)                                                                                    29,397
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       29,429
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                32    $            22,482
Net realized gain (loss)                                                    60,339                  7,300
Realized gain distributions                                                    937                 33,855
Net change in unrealized appreciation (depreciation)                       (31,879)               (80,115)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           29,429                (16,478)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,841                 26,207
Cost of units redeemed                                                  (1,282,933)               (58,413)
Account charges                                                               (281)                  (421)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,271,373)               (32,627)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,241,944)               (49,105)
Net assets, beginning                                                    1,277,130              1,326,235
                                                               --------------------   --------------------
Net assets, ending                                             $            35,186    $         1,277,130
                                                               ====================   ====================

Units sold                                                                   8,251                 17,436
Units redeemed                                                            (826,595)               (37,979)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (818,344)               (20,543)
Units outstanding, beginning                                               843,088                863,631
                                                               --------------------   --------------------
Units outstanding, ending                                                   24,744                843,088
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,443,518
Cost of units redeemed/account charges                                                         (2,875,986)
Net investment income (loss)                                                                      171,140
Net realized gain (loss)                                                                           96,502
Realized gain distributions                                                                       199,308
Net change in unrealized appreciation (depreciation)                                                  704
                                                                                      --------------------
Net assets                                                                            $            35,186
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                 25    $            35               1.25%               5.0%
12/31/2015                   1.35                 23                 31               1.25%              -2.5%
12/31/2014                   1.39                 20                 28               1.25%               4.0%
12/31/2013                   1.34                 14                 19               1.25%              17.9%
12/31/2012                   1.13                  1                  1               1.25%              11.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               1.00%               5.3%
12/31/2015                   1.39                  0                  0               1.00%              -2.3%
12/31/2014                   1.42                  0                  0               1.00%               4.2%
12/31/2013                   1.36                  0                  0               1.00%              18.2%
12/31/2012                   1.15                  0                  0               1.00%              11.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.75%               5.5%
12/31/2015                   1.42                  0                  0               0.75%              -2.0%
12/31/2014                   1.45                  0                  0               0.75%               4.5%
12/31/2013                   1.39                  0                  0               0.75%              18.5%
12/31/2012                   1.17                  0                  0               0.75%              12.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.50%               5.8%
12/31/2015                   1.45                  0                  0               0.50%              -1.8%
12/31/2014                   1.48                  0                  0               0.50%               4.8%
12/31/2013                   1.41                  0                  0               0.50%              18.8%
12/31/2012                   1.19                  0                  0               0.50%              12.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.25%               6.0%
12/31/2015                   1.48                  0                  0               0.25%              -1.5%
12/31/2014                   1.51                  0                  0               0.25%               5.0%
12/31/2013                   1.44                  0                  0               0.25%              19.1%
12/31/2012                   1.21                  0                  0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%               6.3%
12/31/2015                   1.52                820              1,246               0.00%              -1.3%
12/31/2014                   1.54                843              1,298               0.00%               5.3%
12/31/2013                   1.46                882              1,289               0.00%              19.4%
12/31/2012                   1.22                902              1,104               0.00%              13.0%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   1.8%
                 2014                                   3.3%
                 2013                                   3.1%
                 2012                                   2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NUVEEN INTERNATIONAL GROWTH FUND R3 CLASS - 670725696 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.94
Band 100                                                           --                --              0.95
Band 75                                                            --                --              0.95
Band 50                                                            --                --              0.95
Band 25                                                            --                --              0.95
Band 0                                                             --                --              0.95
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.94                  0    $             0               1.25%              -5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               1.00%              -5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.75%              -5.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.50%              -5.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.25%              -4.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                  0    $             0               0.00%              -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NUVEEN INTERNATIONAL GROWTH FUND A CLASS - 670725738 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          0.95
Band 100                                                             --                 --               0.95
Band 75                                                              --                 --               0.95
Band 50                                                              --                 --               0.95
Band 25                                                              --                 --               0.95
Band 0                                                               --                 --               0.95
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.95                   0    $              0               1.25%               -5.4%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.95                   0    $              0                1.00%              -5.2%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.95                   0    $              0                0.75%              -5.1%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.95                   0    $              0                0.50%              -4.9%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.95                   0    $              0                0.25%              -4.8%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.95                   0    $              0                0.00%              -4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NUVEEN INTERNATIONAL GROWTH FUND R6 CLASS - 670713304 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.01
Band 100                                                             --                 --               1.01
Band 75                                                              --                 --               1.01
Band 50                                                              --                 --               1.01
Band 25                                                              --                 --               1.01
Band 0                                                               --                 --               1.01
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.01                   0    $              0               1.25%                0.7%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.01                   0    $              0                1.00%               0.7%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.01                   0    $              0                0.75%               0.7%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.01                   0    $              0                0.50%               0.7%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.01                   0    $              0                0.25%               0.7%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.01                   0    $              0                0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         OAKMARK EQUITY AND INCOME FUND I CLASS - 413838400 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $           --     $           --                 --
                                                                            ===============   ================
Receivables: investments sold                                        --
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $           --
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $           --                 --    $          1.48
Band 100                                                             --                 --               1.52
Band 75                                                              --                 --               1.55
Band 50                                                              --                 --               1.58
Band 25                                                              --                 --               1.62
Band 0                                                               --                 --               1.65
                                                         ---------------    ---------------
 Total                                                   $           --                 --
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $            --
Mortality & expense charges                                                                                --
                                                                                              ----------------
Net investment income (loss)                                                                               --
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                              ----------------
Net gain (loss)                                                                                            --
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $            --
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                 --    $                 --
Net realized gain (loss)                                                           --                      --
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                               --                      --
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                                  --                      --
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                           --                      --
Cost of units redeemed                                                             --                      --
Account charges                                                                    --                      --
                                                                 ---------------------   ---------------------
Increase (decrease)                                                                --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Net assets, beginning                                                              --                      --
                                                                 ---------------------   ---------------------
Net assets, ending                                               $                 --    $                 --
                                                                 =====================   =====================

Units sold                                                                         --                      --
Units redeemed                                                                     --                      --
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                            --                      --
Units outstanding, beginning                                                       --                      --
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                          --                      --
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $                 --
Cost of units redeemed/account charges                                                                     --
Net investment income (loss)                                                                               --
Net realized gain (loss)                                                                                   --
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                       --
                                                                                         ---------------------
Net assets                                                                               $                 --
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.48                   0    $              0               1.25%                9.6%
12/31/2015                    1.35                   0                   0               1.25%               -5.8%
12/31/2014                    1.44                   0                   0               1.25%                5.6%
12/31/2013                    1.36                   0                   0               1.25%               22.7%
12/31/2012                    1.11                   0                   0               1.25%                7.7%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.52                   0    $              0                1.00%               9.9%
12/31/2015                    1.38                   0                   0                1.00%              -5.5%
12/31/2014                    1.46                   0                   0                1.00%               5.9%
12/31/2013                    1.38                   0                   0                1.00%              23.0%
12/31/2012                    1.12                   0                   0                1.00%               8.0%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.55                   0    $              0                0.75%              10.1%
12/31/2015                    1.41                   0                   0                0.75%              -5.3%
12/31/2014                    1.49                   0                   0                0.75%               6.1%
12/31/2013                    1.40                   0                   0                0.75%              23.3%
12/31/2012                    1.14                   0                   0                0.75%               8.2%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.58                   0    $              0                0.50%              10.4%
12/31/2015                    1.44                   0                   0                0.50%              -5.1%
12/31/2014                    1.51                   0                   0                0.50%               6.4%
12/31/2013                    1.42                   0                   0                0.50%              23.6%
12/31/2012                    1.15                   0                   0                0.50%               8.5%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.62                   0    $              0                0.25%              10.7%
12/31/2015                    1.46                   0                   0                0.25%              -4.8%
12/31/2014                    1.54                   0                   0                0.25%               6.7%
12/31/2013                    1.44                   0                   0                0.25%              23.9%
12/31/2012                    1.16                   0                   0                0.25%               8.8%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.65                   0    $              0                0.00%              11.0%
12/31/2015                    1.49                   0                   0                0.00%              -4.6%
12/31/2014                    1.56                   0                   0                0.00%               6.9%
12/31/2013                    1.46                   0                   0                0.00%              24.2%
12/31/2012                    1.18                   0                   0                0.00%               9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.0%
                  2015                                    0.0%
                  2014                                    0.0%
                  2013                                    0.0%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $    9,930,711     $   10,261,146            309,381
                                                                            ===============   ================
Receivables: investments sold                                    99,448
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $   10,030,159
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $    8,919,464          7,970,782    $          1.12
Band 100                                                        454,161            398,776               1.14
Band 75                                                              --                 --               1.16
Band 50                                                           7,385              6,260               1.18
Band 25                                                              --                 --               1.20
Band 0                                                          649,149            531,282               1.22
                                                         ---------------    ---------------
 Total                                                   $   10,030,159          8,907,100
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $        22,426
Mortality & expense charges                                                                          (122,790)
                                                                                              ----------------
Net investment income (loss)                                                                         (100,364)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (368,384)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                1,064,747
                                                                                              ----------------
Net gain (loss)                                                                                       696,363
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $       595,999
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $           (100,364)   $            (49,527)
Net realized gain (loss)                                                     (368,384)               (177,364)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                        1,064,747              (1,255,996)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                             595,999              (1,482,887)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                    4,129,531               8,078,269
Cost of units redeemed                                                     (5,958,308)             (3,498,147)
Account charges                                                               (10,344)                 (8,052)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                        (1,839,121)              4,572,070
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                    (1,243,122)              3,089,183
Net assets, beginning                                                      11,273,281               8,184,098
                                                                 ---------------------   ---------------------
Net assets, ending                                               $         10,030,159    $         11,273,281
                                                                 =====================   =====================

Units sold                                                                  3,757,668               7,169,919
Units redeemed                                                             (5,427,865)             (3,137,363)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                    (1,670,197)              4,032,556
Units outstanding, beginning                                               10,577,297               6,544,741
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                   8,907,100              10,577,297
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $         33,623,533
Cost of units redeemed/account charges                                                            (23,308,334)
Net investment income (loss)                                                                         (292,262)
Net realized gain (loss)                                                                              165,916
Realized gain distributions                                                                           171,741
Net change in unrealized appreciation (depreciation)                                                 (330,435)
                                                                                         ---------------------
Net assets                                                                               $         10,030,159
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           1.12               7,971    $          8,919               1.25%                5.6%
12/31/2015                    1.06               9,514              10,085               1.25%              -15.1%
12/31/2014                    1.25               6,425               8,024               1.25%               -6.0%
12/31/2013                    1.33               6,304               8,375               1.25%                7.0%
12/31/2012                    1.24               4,118               5,113               1.25%               19.3%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.14                 399    $            454                1.00%               5.8%
12/31/2015                    1.08                 404                 434                1.00%             -14.9%
12/31/2014                    1.26                   0                   0                1.00%              -5.8%
12/31/2013                    1.34                   0                   0                1.00%               7.3%
12/31/2012                    1.25                   0                   0                1.00%              19.6%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.16                   0    $              0                0.75%               6.1%
12/31/2015                    1.09                   0                   0                0.75%             -14.7%
12/31/2014                    1.28                   0                   0                0.75%              -5.5%
12/31/2013                    1.36                   0                   0                0.75%               7.5%
12/31/2012                    1.26                   0                   0                0.75%              19.9%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.18                   6    $              7                0.50%               6.4%
12/31/2015                    1.11                   7                   7                0.50%             -14.5%
12/31/2014                    1.30                   0                   0                0.50%              -5.3%
12/31/2013                    1.37                   0                   0                0.50%               7.8%
12/31/2012                    1.27                   0                   0                0.50%              20.2%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.20                   0    $              0                0.25%               6.6%
12/31/2015                    1.13                   0                   0                0.25%             -14.3%
12/31/2014                    1.31                   0                   0                0.25%              -5.0%
12/31/2013                    1.38                   0                   0                0.25%               8.1%
12/31/2012                    1.28                   0                   0                0.25%              20.5%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.22                 531    $            649                0.00%               6.9%
12/31/2015                    1.14                 653                 746                0.00%             -14.1%
12/31/2014                    1.33                 120                 160                0.00%              -4.8%
12/31/2013                    1.40                 133                 185                0.00%               8.4%
12/31/2012                    1.29               2,880               3,714                0.00%              20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.2%
                  2015                                    0.5%
                  2014                                    0.3%
                  2013                                    0.1%
                  2012                                    0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                           INVESTMENTS          COST OF         MUTUAL FUND
                                                            AT VALUE          INVESTMENTS          SHARES
                                                         ---------------    ---------------   ----------------
Investments                                              $   16,440,885     $   17,802,868            516,858
                                                                            ===============   ================
Receivables: investments sold                                    83,080
Payables: investments purchased                                      --
                                                         ---------------
Net assets                                               $   16,523,965
                                                         ===============

                                                                                 UNITS          ACCUMULATION
                                                           NET ASSETS         OUTSTANDING        UNIT VALUE
                                                         ---------------    ---------------   ----------------
Band 125                                                 $   10,877,323         11,384,574    $          0.96
Band 100                                                             --                 --               0.97
Band 75                                                              --                 --               0.98
Band 50                                                              --                 --               0.99
Band 25                                                              --                 --               1.00
Band 0                                                        5,646,642          5,562,169               1.02
                                                         ---------------    ---------------
 Total                                                   $   16,523,965         16,946,743
                                                         ===============    ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                               $        85,226
Mortality & expense charges                                                                          (123,226)
                                                                                              ----------------
Net investment income (loss)                                                                          (38,000)
                                                                                              ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (294,682)
Realized gain distributions                                                                                --
Net change in unrealized appreciation (depreciation)                                                1,278,433
                                                                                              ----------------
Net gain (loss)                                                                                       983,751
                                                                                              ----------------

Increase (decrease) in net assets from operations                                             $       945,751
                                                                                              ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED            PERIOD ENDED
                                                                  DECEMBER 31, 2016*      DECEMBER 31, 2015*
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $            (38,000)   $            (19,283)
Net realized gain (loss)                                                     (294,682)               (107,416)
Realized gain distributions                                                        --                      --
Net change in unrealized appreciation (depreciation)                        1,278,433              (2,129,502)
                                                                 ---------------------   ---------------------
Increase (decrease) in net assets from operations                             945,751              (2,256,201)
                                                                 ---------------------   ---------------------

Contract owner transactions:
Proceeds from units sold                                                    4,208,094               5,018,950
Cost of units redeemed                                                     (2,355,351)             (4,030,739)
Account charges                                                               (23,411)                (21,857)
                                                                 ---------------------   ---------------------
Increase (decrease)                                                         1,829,332                 966,354
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                     2,775,083              (1,289,847)
Net assets, beginning                                                      13,748,882              15,038,729
                                                                 ---------------------   ---------------------
Net assets, ending                                               $         16,523,965    $         13,748,882
                                                                 =====================   =====================

Units sold                                                                  5,784,247               5,082,680
Units redeemed                                                             (3,802,485)             (4,123,561)
                                                                 ---------------------   ---------------------
Net increase (decrease)                                                     1,981,762                 959,119
Units outstanding, beginning                                               14,964,981              14,005,862
                                                                 ---------------------   ---------------------
Units outstanding, ending                                                  16,946,743              14,964,981
                                                                 =====================   =====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                                 $         33,061,553
Cost of units redeemed/account charges                                                            (15,178,717)
Net investment income (loss)                                                                          (79,414)
Net realized gain (loss)                                                                             (222,092)
Realized gain distributions                                                                           304,618
Net change in unrealized appreciation (depreciation)                                               (1,361,983)
                                                                                         ---------------------
Net assets                                                                               $         16,523,965
                                                                                         =====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                             BAND 125
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.96              11,385    $         10,877               1.25%                5.8%
12/31/2015                    0.90               9,593               8,660               1.25%              -14.9%
12/31/2014                    1.06               9,357               9,928               1.25%               -5.7%
12/31/2013                    1.13               8,885              10,000               1.25%                7.3%
12/31/2012                    1.05                   0                   0               1.25%                4.9%

                                                             BAND 100
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.97                   0    $              0                1.00%               6.1%
12/31/2015                    0.91                   0                   0                1.00%             -14.7%
12/31/2014                    1.07                   0                   0                1.00%              -5.5%
12/31/2013                    1.13                   0                   0                1.00%               7.6%
12/31/2012                    1.05                   0                   0                1.00%               5.1%

                                                              BAND 75
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           0.98                   0    $              0                0.75%               6.4%
12/31/2015                    0.92                   0                   0                0.75%             -14.5%
12/31/2014                    1.08                   0                   0                0.75%              -5.3%
12/31/2013                    1.14                   0                   0                0.75%               7.9%
12/31/2012                    1.05                   0                   0                0.75%               5.3%

                                                              BAND 50
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS         AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   ----------------   -----------------
12/31/2016        $           0.99                   0    $              0               0.50%                6.6%
12/31/2015                    0.93                   0                   0               0.50%              -14.3%
12/31/2014                    1.08                   0                   0               0.50%               -5.0%
12/31/2013                    1.14                   0                   0               0.50%                8.1%
12/31/2012                    1.06                   0                   0               0.50%                5.5%

                                                              BAND 25
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.00                   0    $              0                0.25%               6.9%
12/31/2015                    0.94                   0                   0                0.25%             -14.1%
12/31/2014                    1.09                   0                   0                0.25%              -4.8%
12/31/2013                    1.15                   0                   0                0.25%               8.4%
12/31/2012                    1.06                   0                   0                0.25%               5.8%

                                                              BAND 0
                  ------------------------------------------------------------------------------------------------
                                                                                 EXPENSE AS
                                            UNITS                                  A % OF
                     ACCUM. UNIT         OUTSTANDING         NET ASSETS          AVERAGE NET
                        VALUE              (000s)              (000s)              ASSETS          TOTAL RETURN
                  -----------------   -----------------   -----------------   -----------------  -----------------
12/31/2016        $           1.02               5,562    $          5,647                0.00%               7.2%
12/31/2015                    0.95               5,372               5,089                0.00%             -13.8%
12/31/2014                    1.10               4,648               5,111                0.00%              -4.6%
12/31/2013                    1.15               3,821               4,402                0.00%               8.7%
12/31/2012                    1.06                   0                   0                0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                    0.6%
                  2015                                    0.7%
                  2014                                    0.6%
                  2013                                    0.8%
                  2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,119,494    $    2,262,734            28,399
                                                                         ===============   ===============
Receivables: investments sold                                   2,520
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,122,014
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      358,518           256,728    $         1.40
Band 100                                                      204,427           144,883              1.41
Band 75                                                            --                --              1.43
Band 50                                                     1,559,069         1,082,403              1.44
Band 25                                                            --                --              1.46
Band 0                                                             --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $    2,122,014         1,484,014
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       14,908
Mortality & expense charges                                                                       (13,916)
                                                                                           ---------------
Net investment income (loss)                                                                          992
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (64,685)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               32,222
                                                                                           ---------------
Net gain (loss)                                                                                   (32,463)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (31,471)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               992    $             6,513
Net realized gain (loss)                                                   (64,685)               236,906
Realized gain distributions                                                     --                 99,950
Net change in unrealized appreciation (depreciation)                        32,222               (222,612)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (31,471)               120,757
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   261,986              1,433,385
Cost of units redeemed                                                    (456,611)            (1,525,967)
Account charges                                                               (423)                  (783)
                                                               --------------------   --------------------
Increase (decrease)                                                       (195,048)               (93,365)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (226,519)                27,392
Net assets, beginning                                                    2,348,533              2,321,141
                                                               --------------------   --------------------
Net assets, ending                                             $         2,122,014    $         2,348,533
                                                               ====================   ====================

Units sold                                                                 193,694              1,648,083
Units redeemed                                                            (344,709)            (1,668,324)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (151,015)               (20,241)
Units outstanding, beginning                                             1,635,029              1,655,270
                                                               --------------------   --------------------
Units outstanding, ending                                                1,484,014              1,635,029
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,157,948
Cost of units redeemed/account charges                                                         (2,369,288)
Net investment income (loss)                                                                       25,645
Net realized gain (loss)                                                                          213,837
Realized gain distributions                                                                       237,112
Net change in unrealized appreciation (depreciation)                                             (143,240)
                                                                                      --------------------
Net assets                                                                            $         2,122,014
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                257    $           359               1.25%              -1.1%
12/31/2015                   1.41                315                444               1.25%               2.6%
12/31/2014                   1.38                140                192               1.25%               0.8%
12/31/2013                   1.37                 36                 49               1.25%              25.2%
12/31/2012                   1.09                  0                  0               1.25%               9.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                145    $           204               1.00%              -0.8%
12/31/2015                   1.42                188                268               1.00%               2.9%
12/31/2014                   1.38                  0                  0               1.00%               1.0%
12/31/2013                   1.37                  0                  0               1.00%              25.5%
12/31/2012                   1.09                  0                  0               1.00%               9.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.75%              -0.6%
12/31/2015                   1.43                  0                  0               0.75%               3.1%
12/31/2014                   1.39                  0                  0               0.75%               1.3%
12/31/2013                   1.37                  0                  0               0.75%              25.8%
12/31/2012                   1.09                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44              1,082    $         1,559               0.50%              -0.3%
12/31/2015                   1.45              1,124              1,625               0.50%               3.4%
12/31/2014                   1.40                849              1,187               0.50%               1.6%
12/31/2013                   1.38                864              1,190               0.50%              26.1%
12/31/2012                   1.09                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.25%              -0.1%
12/31/2015                   1.46                  0                  0               0.25%               3.6%
12/31/2014                   1.41                  0                  0               0.25%               1.8%
12/31/2013                   1.38                  0                  0               0.25%              26.5%
12/31/2012                   1.09                  0                  0               0.25%               9.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.00%               0.2%
12/31/2015                   1.47                  8                 12               0.00%               3.9%
12/31/2014                   1.41                667                942               0.00%               2.1%
12/31/2013                   1.38                688                953               0.00%              26.8%
12/31/2012                   1.09                  0                  0               0.00%               9.2%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   0.7%
                 2014                                   0.8%
                 2013                                   0.7%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,091,671    $    1,043,200            14,679
                                                                         ===============   ===============
Receivables: investments sold                                   5,888
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,097,559
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,097,559           778,099    $         1.41
Band 100                                                           --                --              1.43
Band 75                                                            --                --              1.44
Band 50                                                            --                --              1.45
Band 25                                                            --                --              1.47
Band 0                                                             --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $    1,097,559           778,099
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,555
Mortality & expense charges                                                                       (12,495)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,940)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (38,045)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               87,046
                                                                                           ---------------
Net gain (loss)                                                                                    49,001
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       47,061
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,940)   $            (1,679)
Net realized gain (loss)                                                   (38,045)                 2,911
Realized gain distributions                                                     --                 30,772
Net change in unrealized appreciation (depreciation)                        87,046                (25,451)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           47,061                  6,553
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,145,506                300,087
Cost of units redeemed                                                    (865,696)              (134,772)
Account charges                                                               (999)                  (383)
                                                               --------------------   --------------------
Increase (decrease)                                                        278,811                164,932
                                                               --------------------   --------------------
Net increase (decrease)                                                    325,872                171,485
Net assets, beginning                                                      771,687                600,202
                                                               --------------------   --------------------
Net assets, ending                                             $         1,097,559    $           771,687
                                                               ====================   ====================

Units sold                                                               1,106,974                205,699
Units redeemed                                                            (871,305)               (97,128)
                                                               --------------------   --------------------
Net increase (decrease)                                                    235,669                108,571
Units outstanding, beginning                                               542,430                433,859
                                                               --------------------   --------------------
Units outstanding, ending                                                  778,099                542,430
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,127,404
Cost of units redeemed/account charges                                                         (1,111,308)
Net investment income (loss)                                                                       (2,643)
Net realized gain (loss)                                                                          (30,702)
Realized gain distributions                                                                        66,337
Net change in unrealized appreciation (depreciation)                                               48,471
                                                                                      --------------------
Net assets                                                                            $         1,097,559
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                778    $         1,098               1.25%              -0.8%
12/31/2015                   1.42                542                772               1.25%               2.8%
12/31/2014                   1.38                434                600               1.25%               1.0%
12/31/2013                   1.37                208                285               1.25%              25.5%
12/31/2012                   1.09                  0                  0               1.25%               9.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               1.00%              -0.6%
12/31/2015                   1.43                  0                  0               1.00%               3.1%
12/31/2014                   1.39                  0                  0               1.00%               1.3%
12/31/2013                   1.37                  0                  0               1.00%              25.8%
12/31/2012                   1.09                  0                  0               1.00%               9.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.75%              -0.4%
12/31/2015                   1.45                  0                  0               0.75%               3.4%
12/31/2014                   1.40                  0                  0               0.75%               1.5%
12/31/2013                   1.38                  0                  0               0.75%              26.2%
12/31/2012                   1.09                  0                  0               0.75%               9.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.50%              -0.1%
12/31/2015                   1.46                  0                  0               0.50%               3.6%
12/31/2014                   1.41                  0                  0               0.50%               1.8%
12/31/2013                   1.38                  0                  0               0.50%              26.5%
12/31/2012                   1.09                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.25%               0.1%
12/31/2015                   1.47                  0                  0               0.25%               3.9%
12/31/2014                   1.41                  0                  0               0.25%               2.1%
12/31/2013                   1.38                  0                  0               0.25%              26.8%
12/31/2012                   1.09                  0                  0               0.25%               9.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.00%               0.4%
12/31/2015                   1.48                  0                  0               0.00%               4.1%
12/31/2014                   1.42                  0                  0               0.00%               2.3%
12/31/2013                   1.39                  0                  0               0.00%              27.1%
12/31/2012                   1.09                  0                  0               0.00%               9.2%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.0%
                 2014                                   1.4%
                 2013                                   1.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES A CLASS - 683943104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      963,908    $      882,320            20,960
                                                                         ===============   ===============
Receivables: investments sold                                     486
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      964,394
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      964,394           587,039    $         1.64
Band 100                                                           --                --              1.67
Band 75                                                            --                --              1.69
Band 50                                                            --                --              1.72
Band 25                                                            --                --              1.75
Band 0                                                             --                --              1.77
                                                       ---------------   ---------------
 Total                                                 $      964,394           587,039
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,492
Mortality & expense charges                                                                       (11,161)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,669)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,795
Realized gain distributions                                                                        67,527
Net change in unrealized appreciation (depreciation)                                               (2,865)
                                                                                           ---------------
Net gain (loss)                                                                                    79,457
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       70,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,669)   $            (6,484)
Net realized gain (loss)                                                    14,795                 22,070
Realized gain distributions                                                 67,527                  5,349
Net change in unrealized appreciation (depreciation)                        (2,865)                63,299
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           70,788                 84,234
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   129,888                551,259
Cost of units redeemed                                                    (225,469)               (88,160)
Account charges                                                               (360)                (1,758)
                                                               --------------------   --------------------
Increase (decrease)                                                        (95,941)               461,341
                                                               --------------------   --------------------
Net increase (decrease)                                                    (25,153)               545,575
Net assets, beginning                                                      989,547                443,972
                                                               --------------------   --------------------
Net assets, ending                                             $           964,394    $           989,547
                                                               ====================   ====================

Units sold                                                                  90,000                412,391
Units redeemed                                                            (161,508)               (86,293)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (71,508)               326,098
Units outstanding, beginning                                               658,547                332,449
                                                               --------------------   --------------------
Units outstanding, ending                                                  587,039                658,547
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,837,319
Cost of units redeemed/account charges                                                         (2,341,987)
Net investment income (loss)                                                                      (31,249)
Net realized gain (loss)                                                                          345,847
Realized gain distributions                                                                        72,876
Net change in unrealized appreciation (depreciation)                                               81,588
                                                                                      --------------------
Net assets                                                                            $           964,394
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                587    $           964               1.25%               9.3%
12/31/2015                   1.50                659                990               1.25%              12.5%
12/31/2014                   1.34                332                444               1.25%              -4.7%
12/31/2013                   1.40                253                354               1.25%              38.9%
12/31/2012                   1.01              1,280              1,291               1.25%               8.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               1.00%               9.6%
12/31/2015                   1.52                  0                  0               1.00%              12.8%
12/31/2014                   1.35                  0                  0               1.00%              -4.4%
12/31/2013                   1.41                  0                  0               1.00%              39.3%
12/31/2012                   1.01                  0                  0               1.00%               9.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.75%               9.9%
12/31/2015                   1.54                  0                  0               0.75%              13.1%
12/31/2014                   1.36                  0                  0               0.75%              -4.2%
12/31/2013                   1.42                  0                  0               0.75%              39.6%
12/31/2012                   1.02                  0                  0               0.75%               9.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.50%              10.1%
12/31/2015                   1.56                  0                  0               0.50%              13.4%
12/31/2014                   1.38                  0                  0               0.50%              -3.9%
12/31/2013                   1.43                  0                  0               0.50%              40.0%
12/31/2012                   1.02                  0                  0               0.50%               9.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.25%              10.4%
12/31/2015                   1.58                  0                  0               0.25%              13.6%
12/31/2014                   1.39                  0                  0               0.25%              -3.7%
12/31/2013                   1.45                  0                  0               0.25%              40.3%
12/31/2012                   1.03                  0                  0               0.25%              10.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.00%              10.7%
12/31/2015                   1.60                  0                  0               0.00%              13.9%
12/31/2014                   1.41                  0                  0               0.00%              -3.5%
12/31/2013                   1.46                  0                  0               0.00%              40.7%
12/31/2012                   1.04                  0                  0               0.00%              10.3%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.1%
                 2014                                   0.3%
                 2013                                   0.0%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES Y CLASS - 683943401

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      198,596    $      190,716             4,257
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (984)
                                                       ---------------
Net assets                                             $      197,612
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      197,612           109,552    $         1.80
Band 100                                                           --                --              1.82
Band 75                                                            --                --              1.84
Band 50                                                            --                --              1.86
Band 25                                                            --                --              1.88
Band 0                                                             --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $      197,612           109,552
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,047
Mortality & expense charges                                                                        (2,668)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,621)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           18,579
Realized gain distributions                                                                        13,842
Net change in unrealized appreciation (depreciation)                                               (9,604)
                                                                                           ---------------
Net gain (loss)                                                                                    22,817
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       21,196
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,621)   $            (1,076)
Net realized gain (loss)                                                    18,579                    183
Realized gain distributions                                                 13,842                    968
Net change in unrealized appreciation (depreciation)                        (9,604)                17,869
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           21,196                 17,944
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   151,632                244,484
Cost of units redeemed                                                    (152,693)              (102,254)
Account charges                                                                (86)                   (76)
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,147)               142,154
                                                               --------------------   --------------------
Net increase (decrease)                                                     20,049                160,098
Net assets, beginning                                                      177,563                 17,465
                                                               --------------------   --------------------
Net assets, ending                                             $           197,612    $           177,563
                                                               ====================   ====================

Units sold                                                                  93,171                164,413
Units redeemed                                                             (91,486)               (68,514)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,685                 95,899
Units outstanding, beginning                                               107,867                 11,968
                                                               --------------------   --------------------
Units outstanding, ending                                                  109,552                107,867
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           414,057
Cost of units redeemed/account charges                                                           (255,211)
Net investment income (loss)                                                                       (2,679)
Net realized gain (loss)                                                                           18,755
Realized gain distributions                                                                        14,810
Net change in unrealized appreciation (depreciation)                                                7,880
                                                                                      --------------------
Net assets                                                                            $           197,612
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                110    $           198               1.25%               9.6%
12/31/2015                   1.65                108                178               1.25%              12.8%
12/31/2014                   1.46                 12                 17               1.25%              -4.4%
12/31/2013                   1.53                  0                  0               1.25%              39.3%
12/31/2012                   1.10                  0                  0               1.25%               9.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               1.00%               9.9%
12/31/2015                   1.66                  0                  0               1.00%              13.1%
12/31/2014                   1.47                  0                  0               1.00%              -4.2%
12/31/2013                   1.53                  0                  0               1.00%              39.7%
12/31/2012                   1.10                  0                  0               1.00%               9.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.75%              10.1%
12/31/2015                   1.67                  0                  0               0.75%              13.4%
12/31/2014                   1.47                  0                  0               0.75%              -4.0%
12/31/2013                   1.54                  0                  0               0.75%              40.0%
12/31/2012                   1.10                  0                  0               0.75%               9.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.50%              10.4%
12/31/2015                   1.69                  0                  0               0.50%              13.7%
12/31/2014                   1.48                  0                  0               0.50%              -3.7%
12/31/2013                   1.54                  0                  0               0.50%              40.4%
12/31/2012                   1.10                  0                  0               0.50%               9.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.25%              10.7%
12/31/2015                   1.70                  0                  0               0.25%              13.9%
12/31/2014                   1.49                  0                  0               0.25%              -3.5%
12/31/2013                   1.54                  0                  0               0.25%              40.7%
12/31/2012                   1.10                  0                  0               0.25%               9.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.00%              11.0%
12/31/2015                   1.71                  0                  0               0.00%              14.2%
12/31/2014                   1.50                  0                  0               0.00%              -3.2%
12/31/2013                   1.55                  0                  0               0.00%              41.1%
12/31/2012                   1.10                  0                  0               0.00%               9.8%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.6%
                 2014                                   1.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL STRATEGIC INCOME A CLASS - 68380K102

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,063,914    $    1,064,577           274,569
                                                                         ===============   ===============
Receivables: investments sold                                   1,416
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,065,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      971,977           732,508    $         1.33
Band 100                                                           --                --              1.36
Band 75                                                            --                --              1.39
Band 50                                                            --                --              1.43
Band 25                                                            --                --              1.46
Band 0                                                         93,353            62,397              1.50
                                                       ---------------   ---------------
 Total                                                 $    1,065,330           794,905
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       41,420
Mortality & expense charges                                                                       (12,477)
                                                                                           ---------------
Net investment income (loss)                                                                       28,943
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,302)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               28,651
                                                                                           ---------------
Net gain (loss)                                                                                    27,349
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       56,292
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            28,943    $            17,644
Net realized gain (loss)                                                    (1,302)               (37,307)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        28,651                (13,647)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           56,292                (33,310)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   577,851              1,569,606
Cost of units redeemed                                                    (561,967)            (1,090,522)
Account charges                                                               (632)                  (504)
                                                               --------------------   --------------------
Increase (decrease)                                                         15,252                478,580
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,544                445,270
Net assets, beginning                                                      993,786                548,516
                                                               --------------------   --------------------
Net assets, ending                                             $         1,065,330    $           993,786
                                                               ====================   ====================

Units sold                                                                 441,923              1,304,049
Units redeemed                                                            (426,859)              (942,992)
                                                               --------------------   --------------------
Net increase (decrease)                                                     15,064                361,057
Units outstanding, beginning                                               779,841                418,784
                                                               --------------------   --------------------
Units outstanding, ending                                                  794,905                779,841
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,976,590
Cost of units redeemed/account charges                                                         (5,134,514)
Net investment income (loss)                                                                      244,192
Net realized gain (loss)                                                                          (20,275)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (663)
                                                                                      --------------------
Net assets                                                                            $         1,065,330
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                733    $           972               1.25%               5.1%
12/31/2015                   1.26                719                908               1.25%              -3.6%
12/31/2014                   1.31                419                549               1.25%               1.4%
12/31/2013                   1.29              1,653              2,136               1.25%              -1.6%
12/31/2012                   1.31                 27                 36               1.25%              12.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               1.00%               5.3%
12/31/2015                   1.29                  0                  0               1.00%              -3.3%
12/31/2014                   1.33                  0                  0               1.00%               1.6%
12/31/2013                   1.31                  0                  0               1.00%              -1.4%
12/31/2012                   1.33                  0                  0               1.00%              12.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.75%               5.6%
12/31/2015                   1.32                  0                  0               0.75%              -3.1%
12/31/2014                   1.36                  0                  0               0.75%               1.9%
12/31/2013                   1.34                  0                  0               0.75%              -1.1%
12/31/2012                   1.35                  0                  0               0.75%              12.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.50%               5.8%
12/31/2015                   1.35                  0                  0               0.50%              -2.8%
12/31/2014                   1.39                  0                  0               0.50%               2.1%
12/31/2013                   1.36                  0                  0               0.50%              -0.9%
12/31/2012                   1.37                  0                  0               0.50%              12.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.25%               6.1%
12/31/2015                   1.38                  0                  0               0.25%              -2.6%
12/31/2014                   1.41                  0                  0               0.25%               2.4%
12/31/2013                   1.38                  0                  0               0.25%              -0.6%
12/31/2012                   1.39                  0                  0               0.25%              13.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                 62    $            93               0.00%               6.4%
12/31/2015                   1.41                 61                 86               0.00%              -2.4%
12/31/2014                   1.44                  0                  0               0.00%               2.6%
12/31/2013                   1.40                 24                 33               0.00%              -0.4%
12/31/2012                   1.41                  0                  0               0.00%              13.5%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.0%
                 2015                                   3.2%
                 2014                                   2.1%
                 2013                                   4.4%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER GLOBAL STRATEGIC INCOME Y CLASS - 68380K508

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      338,646    $      345,360            87,332
                                                                         ===============   ===============
Receivables: investments sold                                     204
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      338,850
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      338,850           325,640    $         1.04
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.06
Band 50                                                            --                --              1.07
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $      338,850           325,640
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       11,888
Mortality & expense charges                                                                        (3,657)
                                                                                           ---------------
Net investment income (loss)                                                                        8,231
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,727)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                9,980
                                                                                           ---------------
Net gain (loss)                                                                                     6,253
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       14,484
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,231    $             5,175
Net realized gain (loss)                                                    (3,727)                (1,798)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         9,980                (14,365)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           14,484                (10,988)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   140,959                221,716
Cost of units redeemed                                                     (66,692)               (33,572)
Account charges                                                                (81)                  (575)
                                                               --------------------   --------------------
Increase (decrease)                                                         74,186                187,569
                                                               --------------------   --------------------
Net increase (decrease)                                                     88,670                176,581
Net assets, beginning                                                      250,180                 73,599
                                                               --------------------   --------------------
Net assets, ending                                             $           338,850    $           250,180
                                                               ====================   ====================

Units sold                                                                 144,827                223,569
Units redeemed                                                             (72,373)               (42,386)
                                                               --------------------   --------------------
Net increase (decrease)                                                     72,454                181,183
Units outstanding, beginning                                               253,186                 72,003
                                                               --------------------   --------------------
Units outstanding, ending                                                  325,640                253,186
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           437,362
Cost of units redeemed/account charges                                                           (101,176)
Net investment income (loss)                                                                       14,905
Net realized gain (loss)                                                                           (5,527)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (6,714)
                                                                                      --------------------
Net assets                                                                            $           338,850
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                326    $           339               1.25%               5.3%
12/31/2015                   0.99                253                250               1.25%              -3.3%
12/31/2014                   1.02                 72                 74               1.25%               1.6%
12/31/2013                   1.01                 14                 14               1.25%              -1.1%
12/31/2012                   1.02                  0                  0               1.25%               1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%               5.6%
12/31/2015                   1.00                  0                  0               1.00%              -3.1%
12/31/2014                   1.03                  0                  0               1.00%               1.9%
12/31/2013                   1.01                  0                  0               1.00%              -0.9%
12/31/2012                   1.02                  0                  0               1.00%               1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.75%               5.8%
12/31/2015                   1.00                  0                  0               0.75%              -2.8%
12/31/2014                   1.03                  0                  0               0.75%               2.1%
12/31/2013                   1.01                  0                  0               0.75%              -0.6%
12/31/2012                   1.02                  0                  0               0.75%               1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.50%               6.1%
12/31/2015                   1.01                  0                  0               0.50%              -2.6%
12/31/2014                   1.04                  0                  0               0.50%               2.4%
12/31/2013                   1.01                  0                  0               0.50%              -0.4%
12/31/2012                   1.02                  0                  0               0.50%               1.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               6.4%
12/31/2015                   1.02                  0                  0               0.25%              -2.4%
12/31/2014                   1.04                  0                  0               0.25%               2.6%
12/31/2013                   1.02                  0                  0               0.25%              -0.1%
12/31/2012                   1.02                  0                  0               0.25%               1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               6.6%
12/31/2015                   1.03                  0                  0               0.00%              -2.1%
12/31/2014                   1.05                  0                  0               0.00%               2.9%
12/31/2013                   1.02                  0                  0               0.00%               0.1%
12/31/2012                   1.02                  0                  0               0.00%               1.9%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.0%
                 2015                                   4.5%
                 2014                                   4.0%
                 2013                                   3.6%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      667,026    $      719,503            45,758
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (3,523)
                                                       ---------------
Net assets                                             $      663,503
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      567,251         1,124,592    $         0.50
Band 100                                                       96,252           187,480              0.51
Band 75                                                            --                --              0.52
Band 50                                                            --                --              0.53
Band 25                                                            --                --              0.54
Band 0                                                             --                --              0.55
                                                       ---------------   ---------------
 Total                                                 $      663,503         1,312,072
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       42,654
Mortality & expense charges                                                                        (8,605)
                                                                                           ---------------
Net investment income (loss)                                                                       34,049
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          117,855
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (1,150)
                                                                                           ---------------
Net gain (loss)                                                                                   116,705
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      150,754
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            34,049    $            (2,692)
Net realized gain (loss)                                                   117,855                (75,184)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (1,150)                38,227
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          150,754                (39,649)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   704,784                345,155
Cost of units redeemed                                                    (576,898)              (179,006)
Account charges                                                               (424)                  (177)
                                                               --------------------   --------------------
Increase (decrease)                                                        127,462                165,972
                                                               --------------------   --------------------
Net increase (decrease)                                                    278,216                126,323
Net assets, beginning                                                      385,287                258,964
                                                               --------------------   --------------------
Net assets, ending                                             $           663,503    $           385,287
                                                               ====================   ====================

Units sold                                                               1,293,884                966,557
Units redeemed                                                          (1,101,208)              (419,600)
                                                               --------------------   --------------------
Net increase (decrease)                                                    192,676                546,957
Units outstanding, beginning                                             1,119,396                572,439
                                                               --------------------   --------------------
Units outstanding, ending                                                1,312,072              1,119,396
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,205,974
Cost of units redeemed/account charges                                                         (1,356,910)
Net investment income (loss)                                                                       32,161
Net realized gain (loss)                                                                         (177,216)
Realized gain distributions                                                                        11,971
Net change in unrealized appreciation (depreciation)                                              (52,477)
                                                                                      --------------------
Net assets                                                                            $           663,503
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.50              1,125    $           567               1.25%              46.9%
12/31/2015                   0.34                945                324               1.25%             -24.1%
12/31/2014                   0.45                572                259               1.25%             -16.4%
12/31/2013                   0.54                561                304               1.25%             -48.5%
12/31/2012                   1.05                335                352               1.25%             -10.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.51                187    $            96               1.00%              47.3%
12/31/2015                   0.35                174                 61               1.00%             -23.9%
12/31/2014                   0.46                  0                  0               1.00%             -16.2%
12/31/2013                   0.55                  0                  0               1.00%             -48.3%
12/31/2012                   1.06                  0                  0               1.00%             -10.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.52                  0    $             0               0.75%              47.6%
12/31/2015                   0.35                  0                  0               0.75%             -23.7%
12/31/2014                   0.46                  0                  0               0.75%             -16.0%
12/31/2013                   0.55                  0                  0               0.75%             -48.2%
12/31/2012                   1.07                  0                  0               0.75%              -9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.53                  0    $             0               0.50%              48.0%
12/31/2015                   0.36                  0                  0               0.50%             -23.5%
12/31/2014                   0.47                  0                  0               0.50%             -15.8%
12/31/2013                   0.56                  0                  0               0.50%             -48.1%
12/31/2012                   1.08                  0                  0               0.50%              -9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.54                  0    $             0               0.25%              48.4%
12/31/2015                   0.36                  0                  0               0.25%             -23.3%
12/31/2014                   0.48                  0                  0               0.25%             -15.6%
12/31/2013                   0.56                  0                  0               0.25%             -48.0%
12/31/2012                   1.08                  0                  0               0.25%              -9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.55                  0    $             0               0.00%              48.7%
12/31/2015                   0.37                  0                  0               0.00%             -23.1%
12/31/2014                   0.48                  0                  0               0.00%             -15.4%
12/31/2013                   0.57                  0                  0               0.00%             -47.8%
12/31/2012                   1.09                  0                  0               0.00%              -9.1%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   8.1%
                 2015                                   0.0%
                 2014                                   2.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      411,235    $      426,637            28,357
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (898)
                                                       ---------------
Net assets                                             $      410,337
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      410,337           863,217    $         0.48
Band 100                                                           --                --              0.48
Band 75                                                            --                --              0.49
Band 50                                                            --                --              0.49
Band 25                                                            --                --              0.50
Band 0                                                             --                --              0.50
                                                       ---------------   ---------------
 Total                                                 $      410,337           863,217
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,721
Mortality & expense charges                                                                        (4,570)
                                                                                           ---------------
Net investment income (loss)                                                                       23,151
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,124
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               41,994
                                                                                           ---------------
Net gain (loss)                                                                                    43,118
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       66,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            23,151    $            (2,371)
Net realized gain (loss)                                                     1,124                (32,419)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        41,994                (15,190)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           66,269                (49,980)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   237,051                173,722
Cost of units redeemed                                                     (64,315)              (160,983)
Account charges                                                               (305)                  (179)
                                                               --------------------   --------------------
Increase (decrease)                                                        172,431                 12,560
                                                               --------------------   --------------------
Net increase (decrease)                                                    238,700                (37,420)
Net assets, beginning                                                      171,637                209,057
                                                               --------------------   --------------------
Net assets, ending                                             $           410,337    $           171,637
                                                               ====================   ====================

Units sold                                                                 465,620                417,323
Units redeemed                                                            (134,373)              (378,406)
                                                               --------------------   --------------------
Net increase (decrease)                                                    331,247                 38,917
Units outstanding, beginning                                               531,970                493,053
                                                               --------------------   --------------------
Units outstanding, ending                                                  863,217                531,970
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,061,441
Cost of units redeemed/account charges                                                           (603,645)
Net investment income (loss)                                                                       21,881
Net realized gain (loss)                                                                          (53,938)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (15,402)
                                                                                      --------------------
Net assets                                                                            $           410,337
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.48                863    $           410               1.25%              47.3%
12/31/2015                   0.32                532                172               1.25%             -23.9%
12/31/2014                   0.42                493                209               1.25%             -16.3%
12/31/2013                   0.51                156                 79               1.25%             -48.4%
12/31/2012                   0.98                  0                  0               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.48                  0    $             0               1.00%              47.7%
12/31/2015                   0.33                  0                  0               1.00%             -23.7%
12/31/2014                   0.43                  0                  0               1.00%             -16.0%
12/31/2013                   0.51                  0                  0               1.00%             -48.3%
12/31/2012                   0.98                  0                  0               1.00%              -1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.49                  0    $             0               0.75%              48.1%
12/31/2015                   0.33                  0                  0               0.75%             -23.5%
12/31/2014                   0.43                  0                  0               0.75%             -15.8%
12/31/2013                   0.51                  0                  0               0.75%             -48.1%
12/31/2012                   0.98                  0                  0               0.75%              -1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.49                  0    $             0               0.50%              48.4%
12/31/2015                   0.33                  0                  0               0.50%             -23.3%
12/31/2014                   0.43                  0                  0               0.50%             -15.6%
12/31/2013                   0.51                  0                  0               0.50%             -48.0%
12/31/2012                   0.98                  0                  0               0.50%              -1.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.50                  0    $             0               0.25%              48.8%
12/31/2015                   0.33                  0                  0               0.25%             -23.1%
12/31/2014                   0.43                  0                  0               0.25%             -15.4%
12/31/2013                   0.51                  0                  0               0.25%             -47.9%
12/31/2012                   0.98                  0                  0               0.25%              -1.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.50                  0    $             0               0.00%              49.2%
12/31/2015                   0.34                  0                  0               0.00%             -22.9%
12/31/2014                   0.44                  0                  0               0.00%             -15.2%
12/31/2013                   0.51                  0                  0               0.00%             -47.8%
12/31/2012                   0.98                  0                  0               0.00%              -1.7%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   9.5%
                 2015                                   0.0%
                 2014                                   2.8%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,977,278    $    1,992,116           352,237
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,227)
                                                       ---------------
Net assets                                             $    1,976,051
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,813,952         1,854,279    $         0.98
Band 100                                                      126,425           127,461              0.99
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                         35,674            34,035              1.05
                                                       ---------------   ---------------
 Total                                                 $    1,976,051         2,015,775
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      113,362
Mortality & expense charges                                                                       (30,997)
                                                                                           ---------------
Net investment income (loss)                                                                       82,365
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           10,496
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               68,898
                                                                                           ---------------
Net gain (loss)                                                                                    79,394
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      161,759
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            82,365    $            46,016
Net realized gain (loss)                                                    10,496               (189,603)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        68,898                 40,902
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          161,759               (102,685)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   399,539              2,973,890
Cost of units redeemed                                                  (1,795,924)            (2,608,946)
Account charges                                                             (1,899)                (1,415)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,398,284)               363,529
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,236,525)               260,844
Net assets, beginning                                                    3,212,576              2,951,732
                                                               --------------------   --------------------
Net assets, ending                                             $         1,976,051    $         3,212,576
                                                               ====================   ====================

Units sold                                                                 405,415              3,180,894
Units redeemed                                                          (1,804,963)            (2,764,307)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,399,548)               416,587
Units outstanding, beginning                                             3,415,323              2,998,736
                                                               --------------------   --------------------
Units outstanding, ending                                                2,015,775              3,415,323
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,574,249
Cost of units redeemed/account charges                                                         (8,622,350)
Net investment income (loss)                                                                      285,986
Net realized gain (loss)                                                                         (255,559)
Realized gain distributions                                                                         8,563
Net change in unrealized appreciation (depreciation)                                              (14,838)
                                                                                      --------------------
Net assets                                                                            $         1,976,051
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98              1,854    $         1,814               1.25%               4.8%
12/31/2015                   0.93              2,823              2,634               1.25%              -4.9%
12/31/2014                   0.98              2,807              2,755               1.25%              -0.9%
12/31/2013                   0.99              4,695              4,650               1.25%              -5.4%
12/31/2012                   1.05              1,095              1,146               1.25%               9.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                127    $           126               1.00%               5.1%
12/31/2015                   0.94                155                146               1.00%              -4.7%
12/31/2014                   0.99                  0                  0               1.00%              -0.7%
12/31/2013                   1.00                  0                  0               1.00%              -5.1%
12/31/2012                   1.05                  0                  0               1.00%               9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               5.4%
12/31/2015                   0.95                  0                  0               0.75%              -4.4%
12/31/2014                   1.00                  0                  0               0.75%              -0.4%
12/31/2013                   1.00                  0                  0               0.75%              -4.9%
12/31/2012                   1.05                  0                  0               0.75%              10.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               5.6%
12/31/2015                   0.97                  0                  0               0.50%              -4.2%
12/31/2014                   1.01                  0                  0               0.50%              -0.2%
12/31/2013                   1.01                  0                  0               0.50%              -4.7%
12/31/2012                   1.06                  0                  0               0.50%              10.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               5.9%
12/31/2015                   0.98                  0                  0               0.25%              -4.0%
12/31/2014                   1.02                  0                  0               0.25%               0.1%
12/31/2013                   1.02                  0                  0               0.25%              -4.4%
12/31/2012                   1.06                  0                  0               0.25%              10.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                 34    $            36               0.00%               6.1%
12/31/2015                   0.99                438                432               0.00%              -3.7%
12/31/2014                   1.03                192                197               0.00%               0.3%
12/31/2013                   1.02                179                183               0.00%              -4.2%
12/31/2012                   1.07                  0                  0               0.00%              10.8%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.4%
                 2015                                   2.4%
                 2014                                   2.3%
                 2013                                   3.1%
                 2012                                   3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,512,451    $    2,669,156           448,908
                                                                         ===============   ===============
Receivables: investments sold                                   5,927
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,518,378
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,518,378         2,613,909    $         0.96
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $    2,518,378         2,613,909
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      117,156
Mortality & expense charges                                                                       (31,965)
                                                                                           ---------------
Net investment income (loss)                                                                       85,191
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (46,793)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               90,518
                                                                                           ---------------
Net gain (loss)                                                                                    43,725
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      128,916
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            85,191    $            53,475
Net realized gain (loss)                                                   (46,793)               (20,740)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        90,518               (150,063)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          128,916               (117,328)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   549,316                938,777
Cost of units redeemed                                                    (754,453)              (436,757)
Account charges                                                             (1,963)                (2,051)
                                                               --------------------   --------------------
Increase (decrease)                                                       (207,100)               499,969
                                                               --------------------   --------------------
Net increase (decrease)                                                    (78,184)               382,641
Net assets, beginning                                                    2,596,562              2,213,921
                                                               --------------------   --------------------
Net assets, ending                                             $         2,518,378    $         2,596,562
                                                               ====================   ====================

Units sold                                                                 569,782              1,002,572
Units redeemed                                                            (788,086)              (475,960)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (218,304)               526,612
Units outstanding, beginning                                             2,832,213              2,305,601
                                                               --------------------   --------------------
Units outstanding, ending                                                2,613,909              2,832,213
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,501,839
Cost of units redeemed/account charges                                                         (1,935,468)
Net investment income (loss)                                                                      211,830
Net realized gain (loss)                                                                         (103,824)
Realized gain distributions                                                                           706
Net change in unrealized appreciation (depreciation)                                             (156,705)
                                                                                      --------------------
Net assets                                                                            $         2,518,378
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96              2,614    $         2,518               1.25%               5.1%
12/31/2015                   0.92              2,832              2,597               1.25%              -4.5%
12/31/2014                   0.96              2,306              2,214               1.25%              -0.8%
12/31/2013                   0.97              2,077              2,012               1.25%              -5.1%
12/31/2012                   1.02                  0                  0               1.25%               2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%               5.4%
12/31/2015                   0.92                  0                  0               1.00%              -4.3%
12/31/2014                   0.97                  0                  0               1.00%              -0.6%
12/31/2013                   0.97                  0                  0               1.00%              -4.9%
12/31/2012                   1.02                  0                  0               1.00%               2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%               5.6%
12/31/2015                   0.93                  0                  0               0.75%              -4.0%
12/31/2014                   0.97                  0                  0               0.75%              -0.3%
12/31/2013                   0.97                  0                  0               0.75%              -4.6%
12/31/2012                   1.02                  0                  0               0.75%               2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%               5.9%
12/31/2015                   0.94                  0                  0               0.50%              -3.8%
12/31/2014                   0.98                  0                  0               0.50%              -0.1%
12/31/2013                   0.98                  0                  0               0.50%              -4.4%
12/31/2012                   1.02                  0                  0               0.50%               2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               6.1%
12/31/2015                   0.95                  0                  0               0.25%              -3.6%
12/31/2014                   0.98                  0                  0               0.25%               0.2%
12/31/2013                   0.98                  0                  0               0.25%              -4.1%
12/31/2012                   1.02                  0                  0               0.25%               2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               6.4%
12/31/2015                   0.95                  0                  0               0.00%              -3.3%
12/31/2014                   0.99                  0                  0               0.00%               0.4%
12/31/2013                   0.98                  0                  0               0.00%              -3.9%
12/31/2012                   1.02                  0                  0               0.00%               2.2%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                   4.6%
                2015                                   3.5%
                2014                                   3.3%
                2013                                   4.5%
                2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,249,329    $    5,495,936           151,634
                                                                         ===============   ===============
Receivables:investments sold                                   41,188
Payables:investments purchased                                     --
                                                       ---------------
Net assets                                             $    5,290,517
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,170,742         3,980,301    $         1.05
Band 100                                                       17,843            16,644              1.07
Band 75                                                            --                --              1.10
Band 50                                                         4,134             3,684              1.12
Band 25                                                            --                --              1.15
Band 0                                                      1,097,798           934,673              1.17
                                                       ---------------   ---------------
 Total                                                 $    5,290,517         4,935,302
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       55,231
Mortality & expense charges                                                                       (49,937)
                                                                                           ---------------
Net investment income (loss)                                                                        5,294
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (56,343)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (157,075)
                                                                                           ---------------
Net gain (loss)                                                                                  (213,418)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (208,124)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,294    $             3,378
Net realized gain (loss)                                                   (56,343)               158,367
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (157,075)               (60,423)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (208,124)               101,322
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,568,434              2,902,885
Cost of units redeemed                                                  (1,832,075)            (1,543,530)
Account charges                                                             (4,389)                (2,280)
                                                               --------------------   --------------------
Increase (decrease)                                                        731,970              1,357,075
                                                               --------------------   --------------------
Net increase (decrease)                                                    523,846              1,458,397
Net assets, beginning                                                    4,766,671              3,308,274
                                                               --------------------   --------------------
Net assets, ending                                             $         5,290,517    $         4,766,671
                                                               ====================   ====================

Units sold                                                               2,343,843              2,678,169
Units redeemed                                                          (1,725,725)            (1,428,904)
                                                               --------------------   --------------------
Net increase (decrease)                                                    618,118              1,249,265
Units outstanding, beginning                                             4,317,184              3,067,919
                                                               --------------------   --------------------
Units outstanding, ending                                                4,935,302              4,317,184
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        11,247,446
Cost of units redeemed/account charges                                                         (6,153,550)
Net investment income (loss)                                                                        2,382
Net realized gain (loss)                                                                          440,846
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (246,607)
                                                                                      --------------------
Net assets                                                                            $         5,290,517
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05              3,980    $         4,171               1.25%              -3.5%
12/31/2015                   1.09              3,639              3,951               1.25%               1.9%
12/31/2014                   1.07              2,675              2,852               1.25%              -8.4%
12/31/2013                   1.16              3,201              3,724               1.25%              23.6%
12/31/2012                   0.94                934                879               1.25%              20.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                 17    $            18               1.00%              -3.3%
12/31/2015                   1.11                  1                  1               1.00%               2.1%
12/31/2014                   1.09                  7                  8               1.00%              -8.1%
12/31/2013                   1.18                  7                  8               1.00%              23.9%
12/31/2012                   0.95                  0                  0               1.00%              20.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%              -3.0%
12/31/2015                   1.13                  0                  0               0.75%               2.4%
12/31/2014                   1.10                  0                  0               0.75%              -7.9%
12/31/2013                   1.20                  0                  0               0.75%              24.2%
12/31/2012                   0.97                  0                  0               0.75%              20.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  4    $             4               0.50%              -2.8%
12/31/2015                   1.15                  5                  5               0.50%               2.6%
12/31/2014                   1.12                  6                  6               0.50%              -7.7%
12/31/2013                   1.22                  2                  2               0.50%              24.5%
12/31/2012                   0.98                  0                  0               0.50%              21.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%              -2.5%
12/31/2015                   1.18                  0                  0               0.25%               2.9%
12/31/2014                   1.14                  0                  0               0.25%              -7.5%
12/31/2013                   1.24                  0                  0               0.25%              24.8%
12/31/2012                   0.99                  0                  0               0.25%              21.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                935    $         1,098               0.00%              -2.3%
12/31/2015                   1.20                673                809               0.00%               3.2%
12/31/2014                   1.17                379                442               0.00%              -7.2%
12/31/2013                   1.26                300                377               0.00%              25.1%
12/31/2012                   1.00                  0                  0               0.00%              21.6%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.0%
                 2014                                   0.7%
                 2013                                   1.1%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   29,595,625    $   31,630,183           860,495
                                                                         ===============   ===============
Receivables:investments sold                                  246,348
Payables:investments purchased                                     --
                                                       ---------------
Net assets                                             $   29,841,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   29,841,973        24,590,763    $         1.21
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.25
Band 25                                                            --                --              1.26
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $   29,841,973        24,590,763
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      389,234
Mortality & expense charges                                                                      (370,875)
                                                                                           ---------------
Net investment income (loss)                                                                       18,359
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (236,901)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (664,129)
                                                                                           ---------------
Net gain (loss)                                                                                  (901,030)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (882,671)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            18,359    $           (17,379)
Net realized gain (loss)                                                  (236,901)               (35,597)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (664,129)               196,477
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (882,671)               143,501
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,650,990             13,542,860
Cost of units redeemed                                                  (8,552,228)            (5,607,460)
Account charges                                                            (58,890)               (54,742)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,039,872              7,880,658
                                                               --------------------   --------------------
Net increase (decrease)                                                    157,201              8,024,159
Net assets, beginning                                                   29,684,772             21,660,613
                                                               --------------------   --------------------
Net assets, ending                                             $        29,841,973    $        29,684,772
                                                               ====================   ====================

Units sold                                                               8,108,207             10,867,393
Units redeemed                                                          (7,178,737)            (4,842,982)
                                                               --------------------   --------------------
Net increase (decrease)                                                    929,470              6,024,411
Units outstanding, beginning                                            23,661,293             17,636,882
                                                               --------------------   --------------------
Units outstanding, ending                                               24,590,763             23,661,293
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        55,757,355
Cost of units redeemed/account charges                                                        (23,705,050)
Net investment income (loss)                                                                       45,202
Net realized gain (loss)                                                                         (220,976)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                           (2,034,558)
                                                                                      --------------------
Net assets                                                                            $        29,841,973
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21             24,591    $        29,842               1.25%              -3.3%
12/31/2015                   1.25             23,661             29,685               1.25%               2.2%
12/31/2014                   1.23             17,637             21,661               1.25%              -8.1%
12/31/2013                   1.34              8,521             11,393               1.25%              23.9%
12/31/2012                   1.08                  0                  0               1.25%               7.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%              -3.0%
12/31/2015                   1.26                  0                  0               1.00%               2.4%
12/31/2014                   1.23                  0                  0               1.00%              -7.9%
12/31/2013                   1.34                  0                  0               1.00%              24.2%
12/31/2012                   1.08                  0                  0               1.00%               7.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%              -2.8%
12/31/2015                   1.27                  0                  0               0.75%               2.7%
12/31/2014                   1.24                  0                  0               0.75%              -7.7%
12/31/2013                   1.34                  0                  0               0.75%              24.5%
12/31/2012                   1.08                  0                  0               0.75%               8.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.50%              -2.5%
12/31/2015                   1.28                  0                  0               0.50%               2.9%
12/31/2014                   1.25                  0                  0               0.50%              -7.5%
12/31/2013                   1.35                  0                  0               0.50%              24.8%
12/31/2012                   1.08                  0                  0               0.50%               8.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.25%              -2.3%
12/31/2015                   1.29                  0                  0               0.25%               3.2%
12/31/2014                   1.25                  0                  0               0.25%              -7.2%
12/31/2013                   1.35                  0                  0               0.25%              25.1%
12/31/2012                   1.08                  0                  0               0.25%               8.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%              -2.1%
12/31/2015                   1.30                  0                  0               0.00%               3.4%
12/31/2014                   1.26                  0                  0               0.00%              -7.0%
12/31/2013                   1.36                  0                  0               0.00%              25.5%
12/31/2012                   1.08                  0                  0               0.00%               8.1%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.3%
                 2014                                   1.5%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND A CLASS - 68380U100

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,485,750    $    1,485,013            40,427
                                                                         ===============   ===============
Receivables:investments sold                                   10,471
Payables:investments purchased                                     --
                                                       ---------------
Net assets                                             $    1,496,221
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,388,887           814,524    $         1.71
Band 100                                                      107,334            62,301              1.72
Band 75                                                            --                --              1.74
Band 50                                                            --                --              1.76
Band 25                                                            --                --              1.78
Band 0                                                             --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $    1,496,221           876,825
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,250
Mortality & expense charges                                                                       (23,066)
                                                                                           ---------------
Net investment income (loss)                                                                      (20,816)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,639
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (24,204)
                                                                                           ---------------
Net gain (loss)                                                                                   (22,565)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (43,381)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (20,816)   $            (2,692)
Net realized gain (loss)                                                     1,639                  1,526
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (24,204)                25,627
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (43,381)                24,461
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   342,885              2,147,052
Cost of units redeemed                                                    (968,784)               (19,791)
Account charges                                                               (332)                   (66)
                                                               --------------------   --------------------
Increase (decrease)                                                       (626,231)             2,127,195
                                                               --------------------   --------------------
Net increase (decrease)                                                   (669,612)             2,151,656
Net assets, beginning                                                    2,165,833                 14,177
                                                               --------------------   --------------------
Net assets, ending                                             $         1,496,221    $         2,165,833
                                                               ====================   ====================

Units sold                                                                 202,474              1,248,649
Units redeemed                                                            (572,117)               (11,453)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (369,643)             1,237,196
Units outstanding, beginning                                             1,246,468                  9,272
                                                               --------------------   --------------------
Units outstanding, ending                                                  876,825              1,246,468
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,578,455
Cost of units redeemed/account charges                                                         (1,067,670)
Net investment income (loss)                                                                      (23,930)
Net realized gain (loss)                                                                            8,629
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  737
                                                                                      --------------------
Net assets                                                                            $         1,496,221
                                                                                      ====================

--------

* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                815    $         1,389               1.25%              -1.7%
12/31/2015                   1.74              1,020              1,770               1.25%              13.5%
12/31/2014                   1.53                  9                 14               1.25%              -1.1%
12/31/2013                   1.55                 23                 36               1.25%              43.1%
12/31/2012                   1.08                  0                  0               1.25%               8.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                 62    $           107               1.00%              -1.5%
12/31/2015                   1.75                226                396               1.00%              13.8%
12/31/2014                   1.54                  0                  0               1.00%              -0.9%
12/31/2013                   1.55                  0                  0               1.00%              43.4%
12/31/2012                   1.08                  0                  0               1.00%               8.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.75%              -1.2%
12/31/2015                   1.76                  0                  0               0.75%              14.0%
12/31/2014                   1.55                  0                  0               0.75%              -0.6%
12/31/2013                   1.56                  0                  0               0.75%              43.8%
12/31/2012                   1.08                  0                  0               0.75%               8.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.50%              -1.0%
12/31/2015                   1.78                  0                  0               0.50%              14.3%
12/31/2014                   1.55                  0                  0               0.50%              -0.4%
12/31/2013                   1.56                  0                  0               0.50%              44.1%
12/31/2012                   1.08                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.25%              -0.7%
12/31/2015                   1.79                  0                  0               0.25%              14.6%
12/31/2014                   1.56                  0                  0               0.25%              -0.1%
12/31/2013                   1.56                  0                  0               0.25%              44.5%
12/31/2012                   1.08                  0                  0               0.25%               8.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.00%              -0.5%
12/31/2015                   1.80                  0                  0               0.00%              14.9%
12/31/2014                   1.57                  0                  0               0.00%               0.1%
12/31/2013                   1.57                  0                  0               0.00%              44.9%
12/31/2012                   1.08                  0                  0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.1%
                 2015                                   0.1%
                 2014                                   0.3%
                 2013                                   1.4%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND Y CLASS - 68380U506

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,223,134    $    2,248,216            60,786
                                                                         ===============   ===============
Receivables:investments sold                                    8,954
Payables:investments purchased                                     --
                                                       ---------------
Net assets                                             $    2,232,088
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,150,407           667,604    $         1.72
Band 100                                                           --                --              1.74
Band 75                                                            --                --              1.76
Band 50                                                            --                --              1.78
Band 25                                                            --                --              1.80
Band 0                                                      1,081,681           596,209              1.81
                                                       ---------------   ---------------
 Total                                                 $    2,232,088         1,263,813
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,558
Mortality & expense charges                                                                       (23,561)
                                                                                           ---------------
Net investment income (loss)                                                                      (14,003)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           83,034
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (161,063)
                                                                                           ---------------
Net gain (loss)                                                                                   (78,029)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (92,032)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (14,003)   $           (13,227)
Net realized gain (loss)                                                    83,034                 10,420
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (161,063)               149,037
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (92,032)               146,230
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,027,346                949,141
Cost of units redeemed                                                  (2,518,871)              (253,204)
Account charges                                                               (137)                  (155)
                                                               --------------------   --------------------
Increase (decrease)                                                        508,338                695,782
                                                               --------------------   --------------------
Net increase (decrease)                                                    416,306                842,012
Net assets, beginning                                                    1,815,782                973,770
                                                               --------------------   --------------------
Net assets, ending                                             $         2,232,088    $         1,815,782
                                                               ====================   ====================

Units sold                                                               1,726,651                561,961
Units redeemed                                                          (1,500,973)              (156,946)
                                                               --------------------   --------------------
Net increase (decrease)                                                    225,678                405,015
Units outstanding, beginning                                             1,038,135                633,120
                                                               --------------------   --------------------
Units outstanding, ending                                                1,263,813              1,038,135
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         6,166,164
Cost of units redeemed/account charges                                                         (3,977,383)
Net investment income (loss)                                                                      (33,456)
Net realized gain (loss)                                                                          101,845
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (25,082)
                                                                                      --------------------
Net assets                                                                            $         2,232,088
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                668    $         1,150               1.25%              -1.5%
12/31/2015                   1.75              1,038              1,816               1.25%              13.7%
12/31/2014                   1.54                633                974               1.25%              -0.9%
12/31/2013                   1.55                182                282               1.25%              43.5%
12/31/2012                   1.08                  0                  0               1.25%               8.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               1.00%              -1.2%
12/31/2015                   1.76                  0                  0               1.00%              14.0%
12/31/2014                   1.55                  0                  0               1.00%              -0.6%
12/31/2013                   1.56                  0                  0               1.00%              43.8%
12/31/2012                   1.08                  0                  0               1.00%               8.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.75%              -1.0%
12/31/2015                   1.78                  0                  0               0.75%              14.3%
12/31/2014                   1.55                  0                  0               0.75%              -0.4%
12/31/2013                   1.56                  0                  0               0.75%              44.2%
12/31/2012                   1.08                  0                  0               0.75%               8.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%              -0.7%
12/31/2015                   1.79                  0                  0               0.50%              14.6%
12/31/2014                   1.56                  0                  0               0.50%              -0.1%
12/31/2013                   1.56                  0                  0               0.50%              44.5%
12/31/2012                   1.08                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%              -0.5%
12/31/2015                   1.80                  0                  0               0.25%              14.9%
12/31/2014                   1.57                  0                  0               0.25%               0.1%
12/31/2013                   1.57                  0                  0               0.25%              44.9%
12/31/2012                   1.08                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                596    $         1,082               0.00%              -0.2%
12/31/2015                   1.82                  0                  0               0.00%              15.1%
12/31/2014                   1.58                  0                  0               0.00%               0.4%
12/31/2013                   1.57                  0                  0               0.00%              45.3%
12/31/2012                   1.08                  0                  0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.3%
                 2014                                   1.1%
                 2013                                   1.8%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND A CLASS - 68381F102

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,197,557    $    2,266,974            82,840
                                                                         ===============   ===============
Receivables:investments sold                                    3,509
Payables:investments purchased                                     --
                                                       ---------------
Net assets                                             $    2,201,066
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,623,644         1,759,367    $         0.92
Band 100                                                      413,828           437,144              0.95
Band 75                                                            --                --              0.97
Band 50                                                         6,673             6,699              1.00
Band 25                                                            --                --              1.02
Band 0                                                        156,921           149,696              1.05
                                                       ---------------   ---------------
 Total                                                 $    2,201,066         2,352,906
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,701
Mortality & expense charges                                                                       (21,055)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,354)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (93,176)
Realized gain distributions                                                                        43,872
Net change in unrealized appreciation (depreciation)                                              266,838
                                                                                           ---------------
Net gain (loss)                                                                                   217,534
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      214,180
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,354)   $           (10,412)
Net realized gain (loss)                                                   (93,176)                71,702
Realized gain distributions                                                 43,872                203,789
Net change in unrealized appreciation (depreciation)                       266,838               (388,837)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          214,180               (123,758)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   746,917              1,329,854
Cost of units redeemed                                                    (573,406)              (795,243)
Account charges                                                             (1,430)                  (949)
                                                               --------------------   --------------------
Increase (decrease)                                                        172,081                533,662
                                                               --------------------   --------------------
Net increase (decrease)                                                    386,261                409,904
Net assets, beginning                                                    1,814,805              1,404,901
                                                               --------------------   --------------------
Net assets, ending                                             $         2,201,066    $         1,814,805
                                                               ====================   ====================

Units sold                                                                 851,813              1,537,737
Units redeemed                                                            (664,447)              (931,776)
                                                               --------------------   --------------------
Net increase (decrease)                                                    187,366                605,961
Units outstanding, beginning                                             2,165,540              1,559,579
                                                               --------------------   --------------------
Units outstanding, ending                                                2,352,906              2,165,540
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,791,984
Cost of units redeemed/account charges                                                         (8,436,993)
Net investment income (loss)                                                                     (137,972)
Net realized gain (loss)                                                                          476,700
Realized gain distributions                                                                       576,764
Net change in unrealized appreciation (depreciation)                                              (69,417)
                                                                                      --------------------
Net assets                                                                            $         2,201,066
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92              1,759    $         1,624               1.25%              12.0%
12/31/2015                   0.82              1,502              1,237               1.25%              -8.4%
12/31/2014                   0.90              1,438              1,293               1.25%              10.9%
12/31/2013                   0.81              1,301              1,055               1.25%              31.7%
12/31/2012                   0.62              2,610              1,606               1.25%              15.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.95                437    $           414               1.00%              12.3%
12/31/2015                   0.84                439                370               1.00%              -8.1%
12/31/2014                   0.92                113                104               1.00%              11.2%
12/31/2013                   0.83                 72                 60               1.00%              32.1%
12/31/2012                   0.63                  0                  0               1.00%              15.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              12.6%
12/31/2015                   0.86                  0                  0               0.75%              -7.9%
12/31/2014                   0.94                  0                  0               0.75%              11.4%
12/31/2013                   0.84                  0                  0               0.75%              32.4%
12/31/2012                   0.63                  0                  0               0.75%              15.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  7    $             7               0.50%              12.9%
12/31/2015                   0.88                  8                  7               0.50%              -7.7%
12/31/2014                   0.96                  8                  8               0.50%              11.7%
12/31/2013                   0.86                  9                  8               0.50%              32.7%
12/31/2012                   0.64                  0                  0               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%              13.1%
12/31/2015                   0.90                  0                  0               0.25%              -7.5%
12/31/2014                   0.98                  0                  0               0.25%              12.0%
12/31/2013                   0.87                  0                  0               0.25%              33.1%
12/31/2012                   0.65                  0                  0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                150    $           157               0.00%              13.4%
12/31/2015                   0.92                217                201               0.00%              -7.2%
12/31/2014                   1.00                  0                  0               0.00%              12.3%
12/31/2013                   0.89                  0                  0               0.00%              33.4%
12/31/2012                   0.67                  0                  0               0.00%              16.8%

The following investment income ratio represents the ratio of gross income

(i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.4%
                 2014                                   0.6%
                 2013                                   0.0%
                 2012                                   0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND Y CLASS - 68381F409

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,484,255    $    3,556,988           122,384
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,082)
                                                       ---------------
Net assets                                             $    3,478,173
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,155,911         1,918,606    $         1.64
Band 100                                                           --                --              1.66
Band 75                                                            --                --              1.68
Band 50                                                            --                --              1.70
Band 25                                                            --                --              1.71
Band 0                                                        322,262           186,078              1.73
                                                       ---------------   ---------------
 Total                                                 $    3,478,173         2,104,684
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       35,172
Mortality & expense charges                                                                       (35,095)
                                                                                           ---------------
Net investment income (loss)                                                                           77
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (56,545)
Realized gain distributions                                                                        67,893
Net change in unrealized appreciation (depreciation)                                              340,704
                                                                                           ---------------
Net gain (loss)                                                                                   352,052
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      352,129
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                77    $            (8,934)
Net realized gain (loss)                                                   (56,545)               (54,027)
Realized gain distributions                                                 67,893                248,092
Net change in unrealized appreciation (depreciation)                       340,704               (405,797)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          352,129               (220,666)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,694,711              2,512,398
Cost of units redeemed                                                    (880,427)            (1,276,710)
Account charges                                                               (456)                  (104)
                                                               --------------------   --------------------
Increase (decrease)                                                        813,828              1,235,584
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,165,957              1,014,918
Net assets, beginning                                                    2,312,216              1,297,298
                                                               --------------------   --------------------
Net assets, ending                                             $         3,478,173    $         2,312,216
                                                               ====================   ====================

Units sold                                                               1,189,524              1,609,623
Units redeemed                                                            (662,968)              (844,778)
                                                               --------------------   --------------------
Net increase (decrease)                                                    526,556                764,845
Units outstanding, beginning                                             1,578,128                813,283
                                                               --------------------   --------------------
Units outstanding, ending                                                2,104,684              1,578,128
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         5,418,279
Cost of units redeemed/account charges                                                         (2,231,548)
Net investment income (loss)                                                                       (9,985)
Net realized gain (loss)                                                                         (103,657)
Realized gain distributions                                                                       477,817
Net change in unrealized appreciation (depreciation)                                              (72,733)
                                                                                      --------------------
Net assets                                                                            $         3,478,173
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64              1,919    $         3,156               1.25%              12.3%
12/31/2015                   1.47              1,578              2,312               1.25%              -8.1%
12/31/2014                   1.60                813              1,297               1.25%              11.2%
12/31/2013                   1.43                358                514               1.25%              32.2%
12/31/2012                   1.09                  0                  0               1.25%               8.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               1.00%              12.5%
12/31/2015                   1.48                  0                  0               1.00%              -7.9%
12/31/2014                   1.60                  0                  0               1.00%              11.4%
12/31/2013                   1.44                  0                  0               1.00%              32.5%
12/31/2012                   1.09                  0                  0               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.75%              12.8%
12/31/2015                   1.49                  0                  0               0.75%              -7.7%
12/31/2014                   1.61                  0                  0               0.75%              11.7%
12/31/2013                   1.44                  0                  0               0.75%              32.8%
12/31/2012                   1.09                  0                  0               0.75%               8.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.50%              13.1%
12/31/2015                   1.50                  0                  0               0.50%              -7.5%
12/31/2014                   1.62                  0                  0               0.50%              12.0%
12/31/2013                   1.45                  0                  0               0.50%              33.1%
12/31/2012                   1.09                  0                  0               0.50%               8.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.25%              13.4%
12/31/2015                   1.51                  0                  0               0.25%              -7.2%
12/31/2014                   1.63                  0                  0               0.25%              12.3%
12/31/2013                   1.45                  0                  0               0.25%              33.5%
12/31/2012                   1.09                  0                  0               0.25%               8.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                186    $           322               0.00%              13.7%
12/31/2015                   1.52                  0                  0               0.00%              -7.0%
12/31/2014                   1.64                  0                  0               0.00%              12.6%
12/31/2013                   1.46                  0                  0               0.00%              33.8%
12/31/2012                   1.09                  0                  0               0.00%               8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.8%
                 2014                                   1.1%
                 2013                                   0.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND Y CLASS - 68380D843

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.53
Band 100                                                           --                --              1.54
Band 75                                                            --                --              1.56
Band 50                                                            --                --              1.58
Band 25                                                            --                --              1.59
Band 0                                                             --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (448)
                                                                                           ---------------
Net investment income (loss)                                                                         (448)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,222
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (4,089)
                                                                                           ---------------
Net gain (loss)                                                                                     1,133
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          685
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (448)   $              (376)
Net realized gain (loss)                                                     5,222                  2,362
Realized gain distributions                                                     --                  6,757
Net change in unrealized appreciation (depreciation)                        (4,089)               (10,555)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              685                 (1,812)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    31,292                  5,671
Cost of units redeemed                                                     (99,626)               (11,330)
Account charges                                                                (26)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (68,360)                (5,659)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (67,675)                (7,471)
Net assets, beginning                                                       67,675                 75,146
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $            67,675
                                                               ====================   ====================

Units sold                                                                  21,732                  3,985
Units redeemed                                                             (69,879)                (8,070)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (48,147)                (4,085)
Units outstanding, beginning                                                48,147                 52,232
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                 48,147
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           102,348
Cost of units redeemed/account charges                                                           (116,350)
Net investment income (loss)                                                                       (1,449)
Net realized gain (loss)                                                                            8,694
Realized gain distributions                                                                         6,757
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               1.25%               8.7%
12/31/2015                   1.41                 48                 68               1.25%              -2.3%
12/31/2014                   1.44                 52                 75               1.25%               6.4%
12/31/2013                   1.35                 52                 70               1.25%              28.0%
12/31/2012                   1.06                  0                  0               1.25%               5.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               1.00%               8.9%
12/31/2015                   1.42                  0                  0               1.00%              -2.1%
12/31/2014                   1.45                  0                  0               1.00%               6.6%
12/31/2013                   1.36                  0                  0               1.00%              28.3%
12/31/2012                   1.06                  0                  0               1.00%               5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.75%               9.2%
12/31/2015                   1.43                  0                  0               0.75%              -1.8%
12/31/2014                   1.45                  0                  0               0.75%               6.9%
12/31/2013                   1.36                  0                  0               0.75%              28.6%
12/31/2012                   1.06                  0                  0               0.75%               5.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.50%               9.5%
12/31/2015                   1.44                  0                  0               0.50%              -1.6%
12/31/2014                   1.46                  0                  0               0.50%               7.2%
12/31/2013                   1.36                  0                  0               0.50%              28.9%
12/31/2012                   1.06                  0                  0               0.50%               5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.25%               9.7%
12/31/2015                   1.45                  0                  0               0.25%              -1.3%
12/31/2014                   1.47                  0                  0               0.25%               7.4%
12/31/2013                   1.37                  0                  0               0.25%              29.2%
12/31/2012                   1.06                  0                  0               0.25%               5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.00%              10.0%
12/31/2015                   1.46                  0                  0               0.00%              -1.1%
12/31/2014                   1.48                  0                  0               0.00%               7.7%
12/31/2013                   1.37                  0                  0               0.00%              29.6%
12/31/2012                   1.06                  0                  0               0.00%               5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.7%
                 2014                                   0.6%
                 2013                                   1.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND A CLASS - 68380D876

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      921,691    $      987,220            52,161
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (4)
                                                       ---------------
Net assets                                             $      921,687
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      875,800           579,454    $         1.51
Band 100                                                       45,887            30,049              1.53
Band 75                                                            --                --              1.54
Band 50                                                            --                --              1.56
Band 25                                                            --                --              1.58
Band 0                                                             --                --              1.59
                                                       ---------------   ---------------
 Total                                                 $      921,687           609,503
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,863
Mortality & expense charges                                                                       (10,811)
                                                                                           ---------------
Net investment income (loss)                                                                         (948)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,070)
Realized gain distributions                                                                        55,237
Net change in unrealized appreciation (depreciation)                                               26,742
                                                                                           ---------------
Net gain (loss)                                                                                    71,909
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       70,961
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (948)   $             1,293
Net realized gain (loss)                                                   (10,070)                 7,207
Realized gain distributions                                                 55,237                 90,559
Net change in unrealized appreciation (depreciation)                        26,742               (122,102)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           70,961                (23,043)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    93,162                790,179
Cost of units redeemed                                                    (127,371)               (32,240)
Account charges                                                               (334)                  (141)
                                                               --------------------   --------------------
Increase (decrease)                                                        (34,543)               757,798
                                                               --------------------   --------------------
Net increase (decrease)                                                     36,418                734,755
Net assets, beginning                                                      885,269                150,514
                                                               --------------------   --------------------
Net assets, ending                                             $           921,687    $           885,269
                                                               ====================   ====================

Units sold                                                                  66,858                554,386
Units redeemed                                                             (92,376)               (24,567)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (25,518)               529,819
Units outstanding, beginning                                               635,021                105,202
                                                               --------------------   --------------------
Units outstanding, ending                                                  609,503                635,021
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,056,685
Cost of units redeemed/account charges                                                           (218,927)
Net investment income (loss)                                                                       (2,108)
Net realized gain (loss)                                                                            5,770
Realized gain distributions                                                                       145,796
Net change in unrealized appreciation (depreciation)                                              (65,529)
                                                                                      --------------------
Net assets                                                                            $           921,687
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                579    $           876               1.25%               8.5%
12/31/2015                   1.39                605                843               1.25%              -2.6%
12/31/2014                   1.43                105                151               1.25%               6.1%
12/31/2013                   1.35                103                139               1.25%              27.6%
12/31/2012                   1.06                  0                  0               1.25%               5.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                 30    $            46               1.00%               8.7%
12/31/2015                   1.40                 30                 42               1.00%              -2.4%
12/31/2014                   1.44                  0                  0               1.00%               6.4%
12/31/2013                   1.35                  0                  0               1.00%              27.9%
12/31/2012                   1.06                  0                  0               1.00%               5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%               9.0%
12/31/2015                   1.42                  0                  0               0.75%              -2.1%
12/31/2014                   1.45                  0                  0               0.75%               6.6%
12/31/2013                   1.36                  0                  0               0.75%              28.2%
12/31/2012                   1.06                  0                  0               0.75%               5.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.50%               9.3%
12/31/2015                   1.43                  0                  0               0.50%              -1.9%
12/31/2014                   1.45                  0                  0               0.50%               6.9%
12/31/2013                   1.36                  0                  0               0.50%              28.6%
12/31/2012                   1.06                  0                  0               0.50%               5.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.25%               9.5%
12/31/2015                   1.44                  0                  0               0.25%              -1.6%
12/31/2014                   1.46                  0                  0               0.25%               7.2%
12/31/2013                   1.36                  0                  0               0.25%              28.9%
12/31/2012                   1.06                  0                  0               0.25%               5.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.00%               9.8%
12/31/2015                   1.45                  0                  0               0.00%              -1.4%
12/31/2014                   1.47                  0                  0               0.00%               7.4%
12/31/2013                   1.37                  0                  0               0.00%              29.2%
12/31/2012                   1.06                  0                  0               0.00%               5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.9%
                 2014                                   0.4%
                 2013                                   0.6%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER SENIOR FLOATING RATE FUND A CLASS - 68381K101

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       62,228    $       61,084             7,892
                                                                         ===============   ===============
Receivables: investments sold                                   2,099
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       64,327
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       34,412            32,581    $         1.06
Band 100                                                           --                --              1.06
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                         29,915            27,448              1.09
                                                       ---------------   ---------------
 Total                                                 $       64,327            60,029
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,277
Mortality & expense charges                                                                          (456)
                                                                                           ---------------
Net investment income (loss)                                                                        1,821
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (140)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,716
                                                                                           ---------------
Net gain (loss)                                                                                     3,576
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,397
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,821    $               967
Net realized gain (loss)                                                      (140)                   (12)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,716                 (2,209)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,397                 (1,254)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    35,560                  6,687
Cost of units redeemed                                                      (9,172)                  (423)
Account charges                                                                (61)                   (32)
                                                               --------------------   --------------------
Increase (decrease)                                                         26,327                  6,232
                                                               --------------------   --------------------
Net increase (decrease)                                                     31,724                  4,978
Net assets, beginning                                                       32,603                 27,625
                                                               --------------------   --------------------
Net assets, ending                                             $            64,327    $            32,603
                                                               ====================   ====================

Units sold                                                                  34,488                  6,666
Units redeemed                                                              (8,831)                  (463)
                                                               --------------------   --------------------
Net increase (decrease)                                                     25,657                  6,203
Units outstanding, beginning                                                34,372                 28,169
                                                               --------------------   --------------------
Units outstanding, ending                                                   60,029                 34,372
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            70,259
Cost of units redeemed/account charges                                                             (9,842)
Net investment income (loss)                                                                        2,921
Net realized gain (loss)                                                                             (155)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                1,144
                                                                                      --------------------
Net assets                                                                            $            64,327
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                 33    $            34               1.25%              11.4%
12/31/2015                   0.95                 34                 33               1.25%              -3.3%
12/31/2014                   0.98                 28                 28               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               1.00%              11.6%
12/31/2015                   0.95                  0                  0               1.00%              -3.0%
12/31/2014                   0.98                  0                  0               1.00%              -1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%              11.9%
12/31/2015                   0.96                  0                  0               0.75%              -2.8%
12/31/2014                   0.98                  0                  0               0.75%              -1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%              12.2%
12/31/2015                   0.96                  0                  0               0.50%              -2.6%
12/31/2014                   0.98                  0                  0               0.50%              -1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%              12.5%
12/31/2015                   0.96                  0                  0               0.25%              -2.3%
12/31/2014                   0.99                  0                  0               0.25%              -1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 27    $            30               0.00%              12.7%
12/31/2015                   0.97                  0                  0               0.00%              -2.1%
12/31/2014                   0.99                  0                  0               0.00%              -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.7%
                 2015                                   4.5%
                 2014                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER SENIOR FLOATING RATE FUND Y CLASS - 68381K408

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       46,359    $       44,007             5,835
                                                                         ===============   ===============
Receivables: investments sold                                   1,084
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       47,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       47,443            44,695    $         1.06
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       47,443            44,695
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,081
Mortality & expense charges                                                                          (497)
                                                                                           ---------------
Net investment income (loss)                                                                        1,584
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              128
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,970
                                                                                           ---------------
Net gain (loss)                                                                                     3,098
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,682
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,584    $               128
Net realized gain (loss)                                                       128                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,970                   (618)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,682                   (490)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    16,473                 31,542
Cost of units redeemed                                                      (4,759)                    --
Account charges                                                                 (5)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         11,709                 31,542
                                                               --------------------   --------------------
Net increase (decrease)                                                     16,391                 31,052
Net assets, beginning                                                       31,052                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            47,443    $            31,052
                                                               ====================   ====================

Units sold                                                                  16,647                 32,661
Units redeemed                                                              (4,613)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     12,034                 32,661
Units outstanding, beginning                                                32,661                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   44,695                 32,661
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            48,015
Cost of units redeemed/account charges                                                             (4,764)
Net investment income (loss)                                                                        1,712
Net realized gain (loss)                                                                              128
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,352
                                                                                      --------------------
Net assets                                                                            $            47,443
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                 45    $            47               1.25%              11.6%
12/31/2015                   0.95                 33                 31               1.25%              -3.1%
12/31/2014                   0.98                  0                  0               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%              11.9%
12/31/2015                   0.95                  0                  0               1.00%              -2.8%
12/31/2014                   0.98                  0                  0               1.00%              -1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%              12.2%
12/31/2015                   0.96                  0                  0               0.75%              -2.6%
12/31/2014                   0.98                  0                  0               0.75%              -1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%              12.5%
12/31/2015                   0.96                  0                  0               0.50%              -2.3%
12/31/2014                   0.98                  0                  0               0.50%              -1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%              12.8%
12/31/2015                   0.97                  0                  0               0.25%              -2.1%
12/31/2014                   0.99                  0                  0               0.25%              -1.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%              13.0%
12/31/2015                   0.97                  0                  0               0.00%              -1.8%
12/31/2014                   0.99                  0                  0               0.00%              -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.3%
                 2015                                   1.1%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND A CLASS - 68380E700

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,957,663    $    1,713,437            36,230
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,639)
                                                       ---------------
Net assets                                             $    1,955,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,759,159         1,014,566    $         1.73
Band 100                                                      195,865           111,803              1.75
Band 75                                                            --                --              1.77
Band 50                                                            --                --              1.79
Band 25                                                            --                --              1.81
Band 0                                                             --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $    1,955,024         1,126,369
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,864
Mortality & expense charges                                                                       (21,793)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,929)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,716
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              322,362
                                                                                           ---------------
Net gain (loss)                                                                                   332,078
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      320,149
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,929)   $            (1,262)
Net realized gain (loss)                                                     9,716                 (4,564)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       322,362                (78,766)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          320,149                (84,592)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   284,697              1,947,533
Cost of units redeemed                                                    (334,433)              (180,760)
Account charges                                                               (671)                  (120)
                                                               --------------------   --------------------
Increase (decrease)                                                        (50,407)             1,766,653
                                                               --------------------   --------------------
Net increase (decrease)                                                    269,742              1,682,061
Net assets, beginning                                                    1,685,282                  3,221
                                                               --------------------   --------------------
Net assets, ending                                             $         1,955,024    $         1,685,282
                                                               ====================   ====================

Units sold                                                                 191,893              1,272,606
Units redeemed                                                            (219,050)              (121,106)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (27,157)             1,151,500
Units outstanding, beginning                                             1,153,526                  2,026
                                                               --------------------   --------------------
Units outstanding, ending                                                1,126,369              1,153,526
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,235,507
Cost of units redeemed/account charges                                                           (516,744)
Net investment income (loss)                                                                      (13,208)
Net realized gain (loss)                                                                            5,243
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              244,226
                                                                                      --------------------
Net assets                                                                            $         1,955,024
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73              1,015    $         1,759               1.25%              18.8%
12/31/2015                   1.46              1,025              1,496               1.25%              -8.2%
12/31/2014                   1.59                  2                  3               1.25%               9.2%
12/31/2013                   1.46                  2                  3               1.25%              36.1%
12/31/2012                   1.07                  0                  0               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                112    $           196               1.00%              19.1%
12/31/2015                   1.47                129                190               1.00%              -7.9%
12/31/2014                   1.60                  0                  0               1.00%               9.5%
12/31/2013                   1.46                  0                  0               1.00%              36.4%
12/31/2012                   1.07                  0                  0               1.00%               7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%              19.4%
12/31/2015                   1.48                  0                  0               0.75%              -7.7%
12/31/2014                   1.61                  0                  0               0.75%               9.7%
12/31/2013                   1.46                  0                  0               0.75%              36.7%
12/31/2012                   1.07                  0                  0               0.75%               7.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.50%              19.7%
12/31/2015                   1.49                  0                  0               0.50%              -7.5%
12/31/2014                   1.62                  0                  0               0.50%              10.0%
12/31/2013                   1.47                  0                  0               0.50%              37.1%
12/31/2012                   1.07                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.25%              20.0%
12/31/2015                   1.51                  0                  0               0.25%              -7.2%
12/31/2014                   1.62                  0                  0               0.25%              10.3%
12/31/2013                   1.47                  0                  0               0.25%              37.4%
12/31/2012                   1.07                  0                  0               0.25%               7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.00%              20.3%
12/31/2015                   1.52                  0                  0               0.00%              -7.0%
12/31/2014                   1.63                  0                  0               0.00%              10.6%
12/31/2013                   1.48                  0                  0               0.00%              37.8%
12/31/2012                   1.07                  0                  0               0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.3%
                 2014                                   0.6%
                 2013                                   1.6%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND Y CLASS - 68380E783

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      143,072    $      129,626             2,588
                                                                         ===============   ===============
Receivables: investments sold                                      83
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      143,155
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      143,155            81,599    $         1.75
Band 100                                                           --                --              1.77
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.83
Band 0                                                             --                --              1.85
                                                       ---------------   ---------------
 Total                                                 $      143,155            81,599
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,397
Mortality & expense charges                                                                        (2,372)
                                                                                           ---------------
Net investment income (loss)                                                                         (975)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,388
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               29,153
                                                                                           ---------------
Net gain (loss)                                                                                    32,541
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       31,566
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (975)   $            (1,273)
Net realized gain (loss)                                                     3,388                  4,538
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        29,153                (17,607)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           31,566                (14,342)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    83,054                581,948
Cost of units redeemed                                                    (176,591)              (409,014)
Account charges                                                                (61)                   (18)
                                                               --------------------   --------------------
Increase (decrease)                                                        (93,598)               172,916
                                                               --------------------   --------------------
Net increase (decrease)                                                    (62,032)               158,574
Net assets, beginning                                                      205,187                 46,613
                                                               --------------------   --------------------
Net assets, ending                                             $           143,155    $           205,187
                                                               ====================   ====================

Units sold                                                                  51,894                362,157
Units redeemed                                                            (109,567)              (252,006)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (57,673)               110,151
Units outstanding, beginning                                               139,272                 29,121
                                                               --------------------   --------------------
Units outstanding, ending                                                   81,599                139,272
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           776,993
Cost of units redeemed/account charges                                                           (654,094)
Net investment income (loss)                                                                       (2,336)
Net realized gain (loss)                                                                            9,146
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               13,446
                                                                                      --------------------
Net assets                                                                            $           143,155
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                 82    $           143               1.25%              19.1%
12/31/2015                   1.47                139                205               1.25%              -8.0%
12/31/2014                   1.60                 29                 47               1.25%               9.6%
12/31/2013                   1.46                  1                  1               1.25%              36.5%
12/31/2012                   1.07                  0                  0               1.25%               7.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               1.00%              19.4%
12/31/2015                   1.48                  0                  0               1.00%              -7.7%
12/31/2014                   1.61                  0                  0               1.00%               9.8%
12/31/2013                   1.46                  0                  0               1.00%              36.8%
12/31/2012                   1.07                  0                  0               1.00%               7.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              19.7%
12/31/2015                   1.50                  0                  0               0.75%              -7.5%
12/31/2014                   1.62                  0                  0               0.75%              10.1%
12/31/2013                   1.47                  0                  0               0.75%              37.1%
12/31/2012                   1.07                  0                  0               0.75%               7.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%              20.0%
12/31/2015                   1.51                  0                  0               0.50%              -7.3%
12/31/2014                   1.63                  0                  0               0.50%              10.4%
12/31/2013                   1.47                  0                  0               0.50%              37.5%
12/31/2012                   1.07                  0                  0               0.50%               7.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.25%              20.3%
12/31/2015                   1.52                  0                  0               0.25%              -7.0%
12/31/2014                   1.64                  0                  0               0.25%              10.7%
12/31/2013                   1.48                  0                  0               0.25%              37.8%
12/31/2012                   1.07                  0                  0               0.25%               7.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.00%              20.6%
12/31/2015                   1.53                  0                  0               0.00%              -6.8%
12/31/2014                   1.64                  0                  0               0.00%              10.9%
12/31/2013                   1.48                  0                  0               0.00%              38.2%
12/31/2012                   1.07                  0                  0               0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   1.2%
                 2014                                   1.7%
                 2013                                   1.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND A CLASS - 68380J303

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      231,962    $      208,563             6,825
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (111)
                                                       ---------------
Net assets                                             $      231,851
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      231,851           173,939    $         1.33
Band 100                                                           --                --              1.36
Band 75                                                            --                --              1.40
Band 50                                                            --                --              1.43
Band 25                                                            --                --              1.46
Band 0                                                             --                --              1.49
                                                       ---------------   ---------------
 Total                                                 $      231,851           173,939
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,609
Mortality & expense charges                                                                        (3,537)
                                                                                           ---------------
Net investment income (loss)                                                                        1,072
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,437
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               20,637
                                                                                           ---------------
Net gain (loss)                                                                                    26,074
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       27,146
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,072    $                81
Net realized gain (loss)                                                     5,437                 12,265
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        20,637                (27,716)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           27,146                (15,370)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    31,358                217,481
Cost of units redeemed                                                    (166,488)               (71,659)
Account charges                                                               (383)                  (136)
                                                               --------------------   --------------------
Increase (decrease)                                                       (135,513)               145,686
                                                               --------------------   --------------------
Net increase (decrease)                                                   (108,367)               130,316
Net assets, beginning                                                      340,218                209,902
                                                               --------------------   --------------------
Net assets, ending                                             $           231,851    $           340,218
                                                               ====================   ====================

Units sold                                                                  26,634                171,392
Units redeemed                                                            (132,750)               (57,411)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (106,116)               113,981
Units outstanding, beginning                                               280,055                166,074
                                                               --------------------   --------------------
Units outstanding, ending                                                  173,939                280,055
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,055,920
Cost of units redeemed/account charges                                                           (938,921)
Net investment income (loss)                                                                        5,066
Net realized gain (loss)                                                                           86,387
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               23,399
                                                                                      --------------------
Net assets                                                                            $           231,851
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                174    $           232               1.25%              11.0%
12/31/2015                   1.20                249                299               1.25%              -5.0%
12/31/2014                   1.26                166                210               1.25%               9.2%
12/31/2013                   1.16                685                793               1.25%              28.6%
12/31/2012                   0.90                 25                 23               1.25%              12.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               1.00%              11.3%
12/31/2015                   1.23                  0                  0               1.00%              -4.8%
12/31/2014                   1.29                  0                  0               1.00%               9.5%
12/31/2013                   1.18                  0                  0               1.00%              29.0%
12/31/2012                   0.91                  0                  0               1.00%              12.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.75%              11.6%
12/31/2015                   1.25                  0                  0               0.75%              -4.5%
12/31/2014                   1.31                  0                  0               0.75%               9.8%
12/31/2013                   1.19                  0                  0               0.75%              29.3%
12/31/2012                   0.92                  0                  0               0.75%              12.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.50%              11.8%
12/31/2015                   1.28                  0                  0               0.50%              -4.3%
12/31/2014                   1.33                  0                  0               0.50%              10.0%
12/31/2013                   1.21                  0                  0               0.50%              29.6%
12/31/2012                   0.93                  0                  0               0.50%              12.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.25%              12.1%
12/31/2015                   1.30                  0                  0               0.25%              -4.0%
12/31/2014                   1.36                  0                  0               0.25%              10.3%
12/31/2013                   1.23                  0                  0               0.25%              29.9%
12/31/2012                   0.95                  0                  0               0.25%              13.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.00%              12.4%
12/31/2015                   1.33                 31                 41               0.00%              -3.8%
12/31/2014                   1.38                  0                  0               0.00%              10.6%
12/31/2013                   1.25                  0                  0               0.00%              30.3%
12/31/2012                   0.96                  0                  0               0.00%              13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   0.9%
                 2014                                   0.5%
                 2013                                   2.3%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       36,234    $       32,623             1,045
                                                                         ===============   ===============
Receivables: investments sold                                      13
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       36,247
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       36,247            22,769    $         1.59
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.63
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                             --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $       36,247            22,769
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          557
Mortality & expense charges                                                                          (367)
                                                                                           ---------------
Net investment income (loss)                                                                          190
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,726)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,061
                                                                                           ---------------
Net gain (loss)                                                                                     1,335
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,525
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               190    $                36
Net realized gain (loss)                                                    (1,726)                 2,739
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,061                 (5,943)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,525                 (3,168)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,074                 18,675
Cost of units redeemed                                                     (17,990)               (24,772)
Account charges                                                                 (2)                    (6)
                                                               --------------------   --------------------
Increase (decrease)                                                         (6,918)                (6,103)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,393)                (9,271)
Net assets, beginning                                                       41,640                 50,911
                                                               --------------------   --------------------
Net assets, ending                                             $            36,247    $            41,640
                                                               ====================   ====================

Units sold                                                                   7,660                 12,450
Units redeemed                                                             (13,998)               (17,240)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (6,338)                (4,790)
Units outstanding, beginning                                                29,107                 33,897
                                                               --------------------   --------------------
Units outstanding, ending                                                   22,769                 29,107
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            73,673
Cost of units redeemed/account charges                                                            (42,778)
Net investment income (loss)                                                                          672
Net realized gain (loss)                                                                            1,069
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,611
                                                                                      --------------------
Net assets                                                                            $            36,247
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                 23    $            36               1.25%              11.3%
12/31/2015                   1.43                 29                 42               1.25%              -4.7%
12/31/2014                   1.50                 34                 51               1.25%               9.5%
12/31/2013                   1.37                 28                 39               1.25%              29.1%
12/31/2012                   1.06                  0                  0               1.25%               6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%              11.6%
12/31/2015                   1.44                  0                  0               1.00%              -4.5%
12/31/2014                   1.51                  0                  0               1.00%               9.8%
12/31/2013                   1.38                  0                  0               1.00%              29.4%
12/31/2012                   1.06                  0                  0               1.00%               6.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.75%              11.8%
12/31/2015                   1.45                  0                  0               0.75%              -4.3%
12/31/2014                   1.52                  0                  0               0.75%              10.0%
12/31/2013                   1.38                  0                  0               0.75%              29.7%
12/31/2012                   1.06                  0                  0               0.75%               6.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%              12.1%
12/31/2015                   1.46                  0                  0               0.50%              -4.0%
12/31/2014                   1.53                  0                  0               0.50%              10.3%
12/31/2013                   1.38                  0                  0               0.50%              30.0%
12/31/2012                   1.06                  0                  0               0.50%               6.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%              12.4%
12/31/2015                   1.48                  0                  0               0.25%              -3.8%
12/31/2014                   1.53                  0                  0               0.25%              10.6%
12/31/2013                   1.39                  0                  0               0.25%              30.4%
12/31/2012                   1.06                  0                  0               0.25%               6.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.00%              12.7%
12/31/2015                   1.49                  0                  0               0.00%              -3.6%
12/31/2014                   1.54                  0                  0               0.00%              10.9%
12/31/2013                   1.39                  0                  0               0.00%              30.7%
12/31/2012                   1.06                  0                  0               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.1%
                 2014                                   1.5%
                 2013                                   2.7%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER ACTIVE ALLOCATION FUND Y CLASS - 68382P760 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.04
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.06
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               3.3%
12/31/2015                   1.00                  0                  0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.00%               3.6%
12/31/2015                   1.00                  0                  0               1.00%               0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               3.8%
12/31/2015                   1.00                  0                  0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               4.1%
12/31/2015                   1.01                  0                  0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               4.3%
12/31/2015                   1.01                  0                  0               0.25%               1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.00%               4.6%
12/31/2015                   1.01                  0                  0               0.00%               1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 OPPENHEIMER CORE BOND FUND Y CLASS - 683969604

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,260,322    $    2,319,707           336,935
                                                                         ===============   ===============
Receivables: investments sold                                   3,882
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,264,204
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,264,204         2,264,702    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $    2,264,204         2,264,702
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       35,187
Mortality & expense charges                                                                       (17,137)
                                                                                           ---------------
Net investment income (loss)                                                                       18,050
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            5,753
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (59,385)
                                                                                           ---------------
Net gain (loss)                                                                                   (53,632)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (35,582)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            18,050    $                --
Net realized gain (loss)                                                     5,753                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (59,385)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (35,582)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,501,286                     --
Cost of units redeemed                                                  (1,200,996)                    --
Account charges                                                               (504)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      2,299,786                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,264,204                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         2,264,204    $                --
                                                               ====================   ====================

Units sold                                                               4,218,293                     --
Units redeemed                                                          (1,953,591)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,264,702                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                2,264,702                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,501,286
Cost of units redeemed/account charges                                                         (1,201,500)
Net investment income (loss)                                                                       18,050
Net realized gain (loss)                                                                            5,753
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (59,385)
                                                                                      --------------------
Net assets                                                                            $         2,264,204
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00              2,265    $         2,264               1.25%               1.7%
12/31/2015                   0.98                  0                  0               1.25%              -1.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               2.0%
12/31/2015                   0.99                  0                  0               1.00%              -1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               2.2%
12/31/2015                   0.99                  0                  0               0.75%              -1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               2.5%
12/31/2015                   0.99                  0                  0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               2.8%
12/31/2015                   0.99                  0                  0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               3.0%
12/31/2015                   0.99                  0                  0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER ACTIVE ALLOCATION FUND A CLASS - 68382P885

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,051,866    $    1,006,075            85,099
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (36)
                                                       ---------------
Net assets                                             $    1,051,830
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      533,874           519,446    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                        517,956           491,780              1.05
                                                       ---------------   ---------------
 Total                                                 $    1,051,830         1,011,226
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,078
Mortality & expense charges                                                                        (6,585)
                                                                                           ---------------
Net investment income (loss)                                                                        3,493
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           13,409
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               45,791
                                                                                           ---------------
Net gain (loss)                                                                                    59,200
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       62,693
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,493    $                --
Net realized gain (loss)                                                    13,409                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        45,791                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           62,693                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,249,730                     --
Cost of units redeemed                                                    (257,376)                    --
Account charges                                                             (3,217)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        989,137                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,051,830                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,051,830    $                --
                                                               ====================   ====================

Units sold                                                               1,272,900                     --
Units redeemed                                                            (261,674)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,011,226                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,011,226                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,249,730
Cost of units redeemed/account charges                                                           (260,593)
Net investment income (loss)                                                                        3,493
Net realized gain (loss)                                                                           13,409
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               45,791
                                                                                      --------------------
Net assets                                                                            $         1,051,830
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                519    $           534               1.25%               3.1%
12/31/2015                   1.00                  0                  0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               3.3%
12/31/2015                   1.00                  0                  0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               3.6%
12/31/2015                   1.00                  0                  0               0.75%               0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               3.8%
12/31/2015                   1.00                  0                  0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               4.1%
12/31/2015                   1.01                  0                  0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                492    $           518               0.00%               4.3%
12/31/2015                   1.01                  0                  0               0.00%               0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 OPPENHEIMER CORE BOND FUND A CLASS - 683969109

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,261,063    $    1,268,740           186,954
                                                                         ===============   ===============
Receivables: investments sold                                   2,751
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,263,814
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,263,814         1,271,891    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $    1,263,814         1,271,891
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       14,202
Mortality & expense charges                                                                        (7,305)
                                                                                           ---------------
Net investment income (loss)                                                                        6,897
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            7,254
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (6,149)
                                                                                           ---------------
Net gain (loss)                                                                                     1,105
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,002
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,897    $               559
Net realized gain (loss)                                                     7,254                    (22)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (6,149)                (1,528)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,002                   (991)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,475,477                183,790
Cost of units redeemed                                                    (395,415)                (6,946)
Account charges                                                               (103)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      1,079,959                176,844
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,087,961                175,853
Net assets, beginning                                                      175,853                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,263,814    $           175,853
                                                               ====================   ====================

Units sold                                                               1,485,745                186,701
Units redeemed                                                            (393,448)                (7,107)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,092,297                179,594
Units outstanding, beginning                                               179,594                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,271,891                179,594
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,659,267
Cost of units redeemed/account charges                                                           (402,464)
Net investment income (loss)                                                                        7,456
Net realized gain (loss)                                                                            7,232
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (7,677)
                                                                                      --------------------
Net assets                                                                            $         1,263,814
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99              1,272    $         1,264               1.25%               1.5%
12/31/2015                   0.98                180                176               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               1.7%
12/31/2015                   0.98                  0                  0               1.00%              -1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               2.0%
12/31/2015                   0.98                  0                  0               0.75%              -1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               2.2%
12/31/2015                   0.99                  0                  0               0.50%              -1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               2.5%
12/31/2015                   0.99                  0                  0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               2.8%
12/31/2015                   0.99                  0                  0               0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER DEVELOPING MARKETS FUND I CLASS - 683974604 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   OPPENHEIMER INTERNATIONAL SMID COMPANY FUND I CLASS - 68380U605 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     OPPENHEIMER INTERNATIONAL GROWTH FUND I CLASS - 68380L605 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               1.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               1.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PARNASSUS CORE EQUITY FUND INVESTOR CLASS - 701769101

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   20,032,016    $   19,128,938           508,458
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (54,681)
                                                       ---------------
Net assets                                             $   19,977,335
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   19,977,335        10,249,497    $         1.95
Band 100                                                           --                --              1.98
Band 75                                                            --                --              2.01
Band 50                                                            --                --              2.04
Band 25                                                            --                --              2.07
Band 0                                                             --                --              2.11
                                                       ---------------   ---------------
 Total                                                 $   19,977,335        10,249,497
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      173,043
Mortality & expense charges                                                                      (198,777)
                                                                                           ---------------
Net investment income (loss)                                                                      (25,734)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           12,439
Realized gain distributions                                                                       535,321
Net change in unrealized appreciation (depreciation)                                              960,171
                                                                                           ---------------
Net gain (loss)                                                                                 1,507,931
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,482,197
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (25,734)   $           103,989
Net realized gain (loss)                                                    12,439                281,004
Realized gain distributions                                                535,321                858,473
Net change in unrealized appreciation (depreciation)                       960,171             (1,484,314)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,482,197               (240,848)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,391,417              3,156,702
Cost of units redeemed                                                  (1,287,480)            (2,487,008)
Account charges                                                            (10,900)                (1,591)
                                                               --------------------   --------------------
Increase (decrease)                                                      6,093,037                668,103
                                                               --------------------   --------------------
Net increase (decrease)                                                  7,575,234                427,255
Net assets, beginning                                                   12,402,101             11,974,846
                                                               --------------------   --------------------
Net assets, ending                                             $        19,977,335    $        12,402,101
                                                               ====================   ====================

Units sold                                                               4,022,170              1,773,657
Units redeemed                                                            (710,694)            (1,414,900)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,311,476                358,757
Units outstanding, beginning                                             6,938,021              6,579,264
                                                               --------------------   --------------------
Units outstanding, ending                                               10,249,497              6,938,021
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        21,756,208
Cost of units redeemed/account charges                                                         (5,281,092)
Net investment income (loss)                                                                      153,701
Net realized gain (loss)                                                                          401,670
Realized gain distributions                                                                     2,043,770
Net change in unrealized appreciation (depreciation)                                              903,078
                                                                                      --------------------
Net assets                                                                            $        19,977,335
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95             10,249    $        19,977               1.25%               9.0%
12/31/2015                   1.79              6,938             12,402               1.25%              -1.8%
12/31/2014                   1.82              6,579             11,975               1.25%              13.1%
12/31/2013                   1.61              6,082              9,791               1.25%              32.3%
12/31/2012                   1.22                200                243               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               1.00%               9.3%
12/31/2015                   1.81                  0                  0               1.00%              -1.5%
12/31/2014                   1.84                  0                  0               1.00%              13.3%
12/31/2013                   1.62                  0                  0               1.00%              32.7%
12/31/2012                   1.22                  0                  0               1.00%              14.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.75%               9.6%
12/31/2015                   1.83                  0                  0               0.75%              -1.3%
12/31/2014                   1.86                  0                  0               0.75%              13.6%
12/31/2013                   1.64                  0                  0               0.75%              33.0%
12/31/2012                   1.23                  0                  0               0.75%              14.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.50%               9.9%
12/31/2015                   1.86                  0                  0               0.50%              -1.0%
12/31/2014                   1.88                  0                  0               0.50%              13.9%
12/31/2013                   1.65                  0                  0               0.50%              33.3%
12/31/2012                   1.24                  0                  0               0.50%              14.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07                  0    $             0               0.25%              10.1%
12/31/2015                   1.88                  0                  0               0.25%              -0.8%
12/31/2014                   1.90                  0                  0               0.25%              14.2%
12/31/2013                   1.66                  0                  0               0.25%              33.7%
12/31/2012                   1.24                  0                  0               0.25%              15.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.00%              10.4%
12/31/2015                   1.91                  0                  0               0.00%              -0.6%
12/31/2014                   1.92                  0                  0               0.00%              14.5%
12/31/2013                   1.68                  0                  0               0.00%              34.0%
12/31/2012                   1.25                  0                  0               0.00%              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   2.2%
                 2014                                   1.5%
                 2013                                   1.5%
                 2012                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                           PARNASSUS FUND - 701765109

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,890,159    $    1,801,945            42,160
                                                                         ===============   ===============
Receivables: investments sold                                   5,778
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,895,937
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,895,937           895,119    $         2.12
Band 100                                                           --                --              2.15
Band 75                                                            --                --              2.18
Band 50                                                            --                --              2.22
Band 25                                                            --                --              2.25
Band 0                                                             --                --              2.29
                                                       ---------------   ---------------
 Total                                                 $    1,895,937           895,119
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       15,165
Mortality & expense charges                                                                       (24,128)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,963)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,032)
Realized gain distributions                                                                        23,556
Net change in unrealized appreciation (depreciation)                                              221,635
                                                                                           ---------------
Net gain (loss)                                                                                   233,159
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      224,196
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,963)   $            58,237
Net realized gain (loss)                                                   (12,032)                21,914
Realized gain distributions                                                 23,556                247,941
Net change in unrealized appreciation (depreciation)                       221,635               (350,926)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          224,196                (22,834)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   229,687                274,846
Cost of units redeemed                                                    (516,762)              (149,273)
Account charges                                                             (3,505)                (3,570)
                                                               --------------------   --------------------
Increase (decrease)                                                       (290,580)               122,003
                                                               --------------------   --------------------
Net increase (decrease)                                                    (66,384)                99,169
Net assets, beginning                                                    1,962,321              1,863,152
                                                               --------------------   --------------------
Net assets, ending                                             $         1,895,937    $         1,962,321
                                                               ====================   ====================

Units sold                                                                 125,176                142,349
Units redeemed                                                            (268,177)               (80,143)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (143,001)                62,206
Units outstanding, beginning                                             1,038,120                975,914
                                                               --------------------   --------------------
Units outstanding, ending                                                  895,119              1,038,120
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,658,218
Cost of units redeemed/account charges                                                         (1,781,360)
Net investment income (loss)                                                                      143,885
Net realized gain (loss)                                                                           69,302
Realized gain distributions                                                                       717,678
Net change in unrealized appreciation (depreciation)                                               88,214
                                                                                      --------------------
Net assets                                                                            $         1,895,937
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                895    $         1,896               1.25%              12.1%
12/31/2015                   1.89              1,038              1,962               1.25%              -1.0%
12/31/2014                   1.91                976              1,863               1.25%              13.3%
12/31/2013                   1.69                994              1,675               1.25%              32.6%
12/31/2012                   1.27                993              1,263               1.25%              24.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               1.00%              12.3%
12/31/2015                   1.91                  0                  0               1.00%              -0.7%
12/31/2014                   1.93                  0                  0               1.00%              13.5%
12/31/2013                   1.70                  0                  0               1.00%              32.9%
12/31/2012                   1.28                  0                  0               1.00%              24.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.75%              12.6%
12/31/2015                   1.94                  0                  0               0.75%              -0.5%
12/31/2014                   1.95                  0                  0               0.75%              13.8%
12/31/2013                   1.71                  0                  0               0.75%              33.2%
12/31/2012                   1.29                  0                  0               0.75%              25.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.50%              12.9%
12/31/2015                   1.97                  0                  0               0.50%              -0.2%
12/31/2014                   1.97                  0                  0               0.50%              14.1%
12/31/2013                   1.73                  0                  0               0.50%              33.6%
12/31/2012                   1.29                  0                  0               0.50%              25.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.25                  0    $             0               0.25%              13.2%
12/31/2015                   1.99                  0                  0               0.25%               0.0%
12/31/2014                   1.99                  0                  0               0.25%              14.4%
12/31/2013                   1.74                  0                  0               0.25%              33.9%
12/31/2012                   1.30                  0                  0               0.25%              25.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                  0    $             0               0.00%              13.5%
12/31/2015                   2.02                  0                  0               0.00%               0.3%
12/31/2014                   2.01                  0                  0               0.00%              14.7%
12/31/2013                   1.75                  0                  0               0.00%              34.2%
12/31/2012                   1.31                  0                  0               0.00%              26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   4.3%
                 2014                                   3.4%
                 2013                                   4.6%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                       PARNASSUS MID CAP FUND - 701765885

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,206,143    $   12,560,060           456,398
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (29,912)
                                                       ---------------
Net assets                                             $   13,176,231
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,785,119         5,334,412    $         2.02
Band 100                                                           --                --              2.05
Band 75                                                            --                --              2.09
Band 50                                                            --                --              2.12
Band 25                                                            --                --              2.15
Band 0                                                      2,391,112         1,094,856              2.18
                                                       ---------------   ---------------
 Total                                                 $   13,176,231         6,429,268
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       49,932
Mortality & expense charges                                                                       (84,465)
                                                                                           ---------------
Net investment income (loss)                                                                      (34,533)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           35,809
Realized gain distributions                                                                       311,493
Net change in unrealized appreciation (depreciation)                                              889,645
                                                                                           ---------------
Net gain (loss)                                                                                 1,236,947
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,202,414
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (34,533)   $            10,965
Net realized gain (loss)                                                    35,809                 13,796
Realized gain distributions                                                311,493                195,327
Net change in unrealized appreciation (depreciation)                       889,645               (278,716)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,202,414                (58,628)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                10,162,551              3,420,605
Cost of units redeemed                                                  (1,758,405)              (636,879)
Account charges                                                            (19,569)                  (831)
                                                               --------------------   --------------------
Increase (decrease)                                                      8,384,577              2,782,895
                                                               --------------------   --------------------
Net increase (decrease)                                                  9,586,991              2,724,267
Net assets, beginning                                                    3,589,240                864,973
                                                               --------------------   --------------------
Net assets, ending                                             $        13,176,231    $         3,589,240
                                                               ====================   ====================

Units sold                                                               5,377,282              1,837,113
Units redeemed                                                            (911,190)              (354,092)
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,466,092              1,483,021
Units outstanding, beginning                                             1,963,176                480,155
                                                               --------------------   --------------------
Units outstanding, ending                                                6,429,268              1,963,176
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,094,879
Cost of units redeemed/account charges                                                         (4,233,910)
Net investment income (loss)                                                                      (22,418)
Net realized gain (loss)                                                                          154,333
Realized gain distributions                                                                       537,264
Net change in unrealized appreciation (depreciation)                                              646,083
                                                                                      --------------------
Net assets                                                                            $        13,176,231
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02              5,334    $        10,785               1.25%              14.6%
12/31/2015                   1.76                887              1,564               1.25%              -2.1%
12/31/2014                   1.80                480                865               1.25%               9.9%
12/31/2013                   1.64                499                819               1.25%              26.7%
12/31/2012                   1.29                  2                  3               1.25%              17.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               1.00%              14.9%
12/31/2015                   1.79                  0                  0               1.00%              -1.9%
12/31/2014                   1.82                  0                  0               1.00%              10.1%
12/31/2013                   1.65                  0                  0               1.00%              27.0%
12/31/2012                   1.30                  0                  0               1.00%              17.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.75%              15.2%
12/31/2015                   1.81                  0                  0               0.75%              -1.6%
12/31/2014                   1.84                  0                  0               0.75%              10.4%
12/31/2013                   1.67                  0                  0               0.75%              27.3%
12/31/2012                   1.31                  0                  0               0.75%              17.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.12                  0    $             0               0.50%              15.5%
12/31/2015                   1.83                  0                  0               0.50%              -1.4%
12/31/2014                   1.86                  0                  0               0.50%              10.7%
12/31/2013                   1.68                  0                  0               0.50%              27.6%
12/31/2012                   1.32                  0                  0               0.50%              18.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.25%              15.8%
12/31/2015                   1.86                  0                  0               0.25%              -1.1%
12/31/2014                   1.88                  0                  0               0.25%              11.0%
12/31/2013                   1.69                  0                  0               0.25%              27.9%
12/31/2012                   1.32                  0                  0               0.25%              18.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18              1,095    $         2,391               0.00%              16.1%
12/31/2015                   1.88              1,076              2,025               0.00%              -0.9%
12/31/2014                   1.90                  0                  0               0.00%              11.2%
12/31/2013                   1.71                  0                  0               0.00%              28.3%
12/31/2012                   1.33                  0                  0               0.00%              18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   1.1%
                 2014                                   0.7%
                 2013                                   2.1%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PAX BALANCED FUND INDIVIDUAL INVESTOR CLASS - 704223106

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       59,602    $       61,960             2,668
                                                                         ===============   ===============
Receivables: investments sold                                      20
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       59,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       59,622            33,999    $         1.75
Band 100                                                           --                --              1.79
Band 75                                                            --                --              1.82
Band 50                                                            --                --              1.86
Band 25                                                            --                --              1.89
Band 0                                                             --                --              1.93
                                                       ---------------   ---------------
 Total                                                 $       59,622            33,999
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          696
Mortality & expense charges                                                                          (653)
                                                                                           ---------------
Net investment income (loss)                                                                           43
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (32)
Realized gain distributions                                                                           967
Net change in unrealized appreciation (depreciation)                                                1,391
                                                                                           ---------------
Net gain (loss)                                                                                     2,326
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,369
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                43    $              (223)
Net realized gain (loss)                                                       (32)                (3,302)
Realized gain distributions                                                    967                  3,139
Net change in unrealized appreciation (depreciation)                         1,391                 (1,008)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,369                 (1,394)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,285                 82,920
Cost of units redeemed                                                          --                (76,089)
Account charges                                                                (11)                   (15)
                                                               --------------------   --------------------
Increase (decrease)                                                         11,274                  6,816
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,643                  5,422
Net assets, beginning                                                       45,979                 40,557
                                                               --------------------   --------------------
Net assets, ending                                             $            59,622    $            45,979
                                                               ====================   ====================

Units sold                                                                   6,605                 49,590
Units redeemed                                                                  (6)               (45,933)
                                                               --------------------   --------------------
Net increase (decrease)                                                      6,599                  3,657
Units outstanding, beginning                                                27,400                 23,743
                                                               --------------------   --------------------
Units outstanding, ending                                                   33,999                 27,400
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           132,942
Cost of units redeemed/account charges                                                            (76,132)
Net investment income (loss)                                                                         (252)
Net realized gain (loss)                                                                           (3,326)
Realized gain distributions                                                                         8,748
Net change in unrealized appreciation (depreciation)                                               (2,358)
                                                                                      --------------------
Net assets                                                                            $            59,622
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                 34    $            60               1.25%               4.5%
12/31/2015                   1.68                 27                 46               1.25%              -1.8%
12/31/2014                   1.71                 24                 41               1.25%               6.7%
12/31/2013                   1.60                  7                 11               1.25%              14.9%
12/31/2012                   1.39                  3                  4               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               1.00%               4.8%
12/31/2015                   1.71                  0                  0               1.00%              -1.5%
12/31/2014                   1.73                  0                  0               1.00%               6.9%
12/31/2013                   1.62                  0                  0               1.00%              15.2%
12/31/2012                   1.41                  0                  0               1.00%              10.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.75%               5.0%
12/31/2015                   1.73                  0                  0               0.75%              -1.3%
12/31/2014                   1.76                  0                  0               0.75%               7.2%
12/31/2013                   1.64                  0                  0               0.75%              15.5%
12/31/2012                   1.42                  0                  0               0.75%              10.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.50%               5.3%
12/31/2015                   1.76                  0                  0               0.50%              -1.0%
12/31/2014                   1.78                  0                  0               0.50%               7.5%
12/31/2013                   1.66                  0                  0               0.50%              15.8%
12/31/2012                   1.43                  0                  0               0.50%              10.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.25%               5.5%
12/31/2015                   1.79                  0                  0               0.25%              -0.8%
12/31/2014                   1.81                  0                  0               0.25%               7.7%
12/31/2013                   1.68                  0                  0               0.25%              16.1%
12/31/2012                   1.45                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.00%               5.8%
12/31/2015                   1.82                  0                  0               0.00%              -0.5%
12/31/2014                   1.83                  0                  0               0.00%               8.0%
12/31/2013                   1.70                  0                  0               0.00%              16.3%
12/31/2012                   1.46                  0                  0               0.00%              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   0.9%
                 2014                                   0.5%
                 2013                                   0.8%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PAX BALANCED FUND R CLASS - 704223304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,374,613    $    1,481,389            61,007
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,551)
                                                       ---------------
Net assets                                             $    1,372,062
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,167,009           678,155    $         1.72
Band 100                                                      182,719           104,163              1.75
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.82
Band 25                                                            --                --              1.86
Band 0                                                         22,334            11,793              1.89
                                                       ---------------   ---------------
 Total                                                 $    1,372,062           794,111
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,436
Mortality & expense charges                                                                       (15,374)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,938)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (47,194)
Realized gain distributions                                                                        22,957
Net change in unrealized appreciation (depreciation)                                               69,364
                                                                                           ---------------
Net gain (loss)                                                                                    45,127
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       43,189
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,938)   $            (7,936)
Net realized gain (loss)                                                   (47,194)                (3,291)
Realized gain distributions                                                 22,957                 92,992
Net change in unrealized appreciation (depreciation)                        69,364               (107,732)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           43,189                (25,967)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   246,506                109,792
Cost of units redeemed                                                    (265,597)               (52,703)
Account charges                                                               (505)                  (330)
                                                               --------------------   --------------------
Increase (decrease)                                                        (19,596)                56,759
                                                               --------------------   --------------------
Net increase (decrease)                                                     23,593                 30,792
Net assets, beginning                                                    1,348,469              1,317,677
                                                               --------------------   --------------------
Net assets, ending                                             $         1,372,062    $         1,348,469
                                                               ====================   ====================

Units sold                                                                 146,012                 65,736
Units redeemed                                                            (166,283)               (32,058)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (20,271)                33,678
Units outstanding, beginning                                               814,382                780,704
                                                               --------------------   --------------------
Units outstanding, ending                                                  794,111                814,382
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,977,416
Cost of units redeemed/account charges                                                         (2,129,254)
Net investment income (loss)                                                                      (15,974)
Net realized gain (loss)                                                                          264,085
Realized gain distributions                                                                       382,565
Net change in unrealized appreciation (depreciation)                                             (106,776)
                                                                                      --------------------
Net assets                                                                            $         1,372,062
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                678    $         1,167               1.25%               4.2%
12/31/2015                   1.65                722              1,192               1.25%              -1.9%
12/31/2014                   1.68                691              1,163               1.25%               6.3%
12/31/2013                   1.58                834              1,320               1.25%              14.6%
12/31/2012                   1.38                847              1,171               1.25%               9.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                104    $           183               1.00%               4.5%
12/31/2015                   1.68                 85                142               1.00%              -1.7%
12/31/2014                   1.71                 85                145               1.00%               6.6%
12/31/2013                   1.60                  0                  0               1.00%              14.9%
12/31/2012                   1.39                  0                  0               1.00%               9.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%               4.7%
12/31/2015                   1.71                  0                  0               0.75%              -1.5%
12/31/2014                   1.73                  0                  0               0.75%               6.9%
12/31/2013                   1.62                  0                  0               0.75%              15.2%
12/31/2012                   1.41                  0                  0               0.75%              10.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.50%               5.0%
12/31/2015                   1.74                  0                  0               0.50%              -1.2%
12/31/2014                   1.76                  0                  0               0.50%               7.1%
12/31/2013                   1.64                  0                  0               0.50%              15.5%
12/31/2012                   1.42                  0                  0               0.50%              10.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.25%               5.2%
12/31/2015                   1.77                  0                  0               0.25%              -1.0%
12/31/2014                   1.78                  0                  0               0.25%               7.4%
12/31/2013                   1.66                  0                  0               0.25%              15.8%
12/31/2012                   1.43                  0                  0               0.25%              10.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                 12    $            22               0.00%               5.5%
12/31/2015                   1.80                  8                 14               0.00%              -0.7%
12/31/2014                   1.81                  5                  9               0.00%               7.7%
12/31/2013                   1.68                  3                  5               0.00%              16.1%
12/31/2012                   1.45                  3                  5               0.00%              11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.6%
                 2014                                   0.6%
                 2013                                   0.5%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           PAX GLOBAL ENVIRONMENTAL MARKETS FUND R CLASS - 704223767

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      531,188    $      467,373            40,676
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (363)
                                                       ---------------
Net assets                                             $      530,825
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      419,223           216,297    $         1.94
Band 100                                                       59,037            29,882              1.98
Band 75                                                            --                --              2.01
Band 50                                                            --                --              2.05
Band 25                                                            --                --              2.09
Band 0                                                         52,565            24,643              2.13
                                                       ---------------   ---------------
 Total                                                 $      530,825           270,822
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,425
Mortality & expense charges                                                                        (5,353)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,928)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            6,812
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               38,756
                                                                                           ---------------
Net gain (loss)                                                                                    45,568
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       41,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,928)   $            (5,371)
Net realized gain (loss)                                                     6,812                 75,780
Realized gain distributions                                                     --                  2,950
Net change in unrealized appreciation (depreciation)                        38,756                (90,156)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           41,640                (16,797)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   105,874                136,146
Cost of units redeemed                                                     (82,805)              (356,201)
Account charges                                                                (66)                  (148)
                                                               --------------------   --------------------
Increase (decrease)                                                         23,003               (220,203)
                                                               --------------------   --------------------
Net increase (decrease)                                                     64,643               (237,000)
Net assets, beginning                                                      466,182                703,182
                                                               --------------------   --------------------
Net assets, ending                                             $           530,825    $           466,182
                                                               ====================   ====================

Units sold                                                                  55,881                 76,048
Units redeemed                                                             (45,407)              (198,907)
                                                               --------------------   --------------------
Net increase (decrease)                                                     10,474               (122,859)
Units outstanding, beginning                                               260,348                383,207
                                                               --------------------   --------------------
Units outstanding, ending                                                  270,822                260,348
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,281,128
Cost of units redeemed/account charges                                                         (1,002,296)
Net investment income (loss)                                                                      (12,017)
Net realized gain (loss)                                                                          186,045
Realized gain distributions                                                                        14,150
Net change in unrealized appreciation (depreciation)                                               63,815
                                                                                      --------------------
Net assets                                                                            $           530,825
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                216    $           419               1.25%               9.0%
12/31/2015                   1.78                226                402               1.25%              -2.9%
12/31/2014                   1.83                365                669               1.25%              -4.2%
12/31/2013                   1.91                374                715               1.25%              30.1%
12/31/2012                   1.47                398                585               1.25%              17.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                 30    $            59               1.00%               9.3%
12/31/2015                   1.81                 17                 31               1.00%              -2.6%
12/31/2014                   1.86                  8                 15               1.00%              -4.0%
12/31/2013                   1.93                  0                  0               1.00%              30.4%
12/31/2012                   1.48                  0                  0               1.00%              17.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.75%               9.5%
12/31/2015                   1.84                  0                  0               0.75%              -2.4%
12/31/2014                   1.88                  0                  0               0.75%              -3.8%
12/31/2013                   1.96                  0                  0               0.75%              30.7%
12/31/2012                   1.50                  0                  0               0.75%              18.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.50%               9.8%
12/31/2015                   1.87                  0                  0               0.50%              -2.1%
12/31/2014                   1.91                  0                  0               0.50%              -3.5%
12/31/2013                   1.98                  0                  0               0.50%              31.1%
12/31/2012                   1.51                  0                  0               0.50%              18.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.25%              10.1%
12/31/2015                   1.90                  0                  0               0.25%              -1.9%
12/31/2014                   1.94                  0                  0               0.25%              -3.3%
12/31/2013                   2.00                  0                  0               0.25%              31.4%
12/31/2012                   1.52                  0                  0               0.25%              18.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                 25    $            53               0.00%              10.4%
12/31/2015                   1.93                 17                 33               0.00%              -1.6%
12/31/2014                   1.97                 10                 20               0.00%              -3.0%
12/31/2013                   2.03                  7                 15               0.00%              31.7%
12/31/2012                   1.54                  7                 10               0.00%              18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.2%
                 2014                                   0.7%
                 2013                                   1.6%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    PAX GLOBAL ENVIRONMENTAL MARKETS FUND INDIV. INVESTOR CLASS - 704223783

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      165,033    $      155,648            12,535
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (60)
                                                       ---------------
Net assets                                             $      164,973
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      164,973            83,616    $         1.97
Band 100                                                           --                --              2.01
Band 75                                                            --                --              2.05
Band 50                                                            --                --              2.09
Band 25                                                            --                --              2.13
Band 0                                                             --                --              2.17
                                                       ---------------   ---------------
 Total                                                 $      164,973            83,616
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,176
Mortality & expense charges                                                                        (2,949)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,773)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,493)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               22,944
                                                                                           ---------------
Net gain (loss)                                                                                    14,451
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       12,678
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,773)   $            (2,816)
Net realized gain (loss)                                                    (8,493)                (3,344)
Realized gain distributions                                                     --                  2,146
Net change in unrealized appreciation (depreciation)                        22,944                 (5,718)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           12,678                 (9,732)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    30,150                166,167
Cost of units redeemed                                                    (212,317)              (128,625)
Account charges                                                             (1,075)                (1,115)
                                                               --------------------   --------------------
Increase (decrease)                                                       (183,242)                36,427
                                                               --------------------   --------------------
Net increase (decrease)                                                   (170,564)                26,695
Net assets, beginning                                                      335,537                308,842
                                                               --------------------   --------------------
Net assets, ending                                             $           164,973    $           335,537
                                                               ====================   ====================

Units sold                                                                  17,365                100,427
Units redeemed                                                            (119,543)               (81,079)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (102,178)                19,348
Units outstanding, beginning                                               185,794                166,446
                                                               --------------------   --------------------
Units outstanding, ending                                                   83,616                185,794
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           515,444
Cost of units redeemed/account charges                                                           (346,347)
Net investment income (loss)                                                                       (5,374)
Net realized gain (loss)                                                                          (11,314)
Realized gain distributions                                                                         3,179
Net change in unrealized appreciation (depreciation)                                                9,385
                                                                                      --------------------
Net assets                                                                            $           164,973
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                 84    $           165               1.25%               9.2%
12/31/2015                   1.81                186                336               1.25%              -2.7%
12/31/2014                   1.86                166                309               1.25%              -4.0%
12/31/2013                   1.93                  6                 12               1.25%              30.4%
12/31/2012                   1.48                  6                 10               1.25%              17.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               1.00%               9.5%
12/31/2015                   1.84                  0                  0               1.00%              -2.4%
12/31/2014                   1.88                  0                  0               1.00%              -3.7%
12/31/2013                   1.96                  0                  0               1.00%              30.7%
12/31/2012                   1.50                  0                  0               1.00%              18.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.75%               9.8%
12/31/2015                   1.87                  0                  0               0.75%              -2.2%
12/31/2014                   1.91                  0                  0               0.75%              -3.5%
12/31/2013                   1.98                  0                  0               0.75%              31.0%
12/31/2012                   1.51                  0                  0               0.75%              18.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.50%              10.1%
12/31/2015                   1.90                  0                  0               0.50%              -1.9%
12/31/2014                   1.94                  0                  0               0.50%              -3.3%
12/31/2013                   2.00                  0                  0               0.50%              31.4%
12/31/2012                   1.52                  0                  0               0.50%              18.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.25%              10.3%
12/31/2015                   1.93                  0                  0               0.25%              -1.7%
12/31/2014                   1.96                  0                  0               0.25%              -3.0%
12/31/2013                   2.02                  0                  0               0.25%              31.7%
12/31/2012                   1.54                  0                  0               0.25%              19.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.00%              10.6%
12/31/2015                   1.96                  0                  0               0.00%              -1.4%
12/31/2014                   1.99                  0                  0               0.00%              -2.8%
12/31/2013                   2.05                  0                  0               0.00%              32.0%
12/31/2012                   1.55                  0                  0               0.00%              19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.2%
                 2014                                   0.3%
                 2013                                   1.8%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PAYDEN EMERGING MARKETS BOND INVESTOR CLASS - 704329531

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      962,554    $      998,738            72,453
                                                                         ===============   ===============
Receivables: investments sold                                  10,492
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      973,046
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      430,307           349,993    $         1.23
Band 100                                                           --                --              1.25
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.31
Band 0                                                        542,739           408,661              1.33
                                                       ---------------   ---------------
 Total                                                 $      973,046           758,654
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       49,214
Mortality & expense charges                                                                        (4,852)
                                                                                           ---------------
Net investment income (loss)                                                                       44,362
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,339)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               41,694
                                                                                           ---------------
Net gain (loss)                                                                                    32,355
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       76,717
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            44,362    $            34,182
Net realized gain (loss)                                                    (9,339)               (14,596)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        41,694                (29,885)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           76,717                (10,299)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   340,202                213,635
Cost of units redeemed                                                    (193,483)              (189,334)
Account charges                                                             (1,203)                (1,162)
                                                               --------------------   --------------------
Increase (decrease)                                                        145,516                 23,139
                                                               --------------------   --------------------
Net increase (decrease)                                                    222,233                 12,840
Net assets, beginning                                                      750,813                737,973
                                                               --------------------   --------------------
Net assets, ending                                             $           973,046    $           750,813
                                                               ====================   ====================

Units sold                                                                 266,189                184,274
Units redeemed                                                            (155,883)              (161,801)
                                                               --------------------   --------------------
Net increase (decrease)                                                    110,306                 22,473
Units outstanding, beginning                                               648,348                625,875
                                                               --------------------   --------------------
Units outstanding, ending                                                  758,654                648,348
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,666,805
Cost of units redeemed/account charges                                                         (1,822,028)
Net investment income (loss)                                                                      222,946
Net realized gain (loss)                                                                          (77,121)
Realized gain distributions                                                                        18,628
Net change in unrealized appreciation (depreciation)                                              (36,184)
                                                                                      --------------------
Net assets                                                                            $           973,046
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                350    $           430               1.25%              10.1%
12/31/2015                   1.12                292                326               1.25%              -2.1%
12/31/2014                   1.14                232                264               1.25%               4.0%
12/31/2013                   1.10                 56                 62               1.25%              -8.3%
12/31/2012                   1.20                 18                 21               1.25%              17.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.00%              10.3%
12/31/2015                   1.13                  0                  0               1.00%              -1.8%
12/31/2014                   1.15                  0                  0               1.00%               4.3%
12/31/2013                   1.11                  0                  0               1.00%              -8.1%
12/31/2012                   1.20                  0                  0               1.00%              18.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%              10.6%
12/31/2015                   1.15                  0                  0               0.75%              -1.6%
12/31/2014                   1.16                  0                  0               0.75%               4.5%
12/31/2013                   1.11                  0                  0               0.75%              -7.9%
12/31/2012                   1.21                  0                  0               0.75%              18.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%              10.9%
12/31/2015                   1.16                  0                  0               0.50%              -1.3%
12/31/2014                   1.18                  0                  0               0.50%               4.8%
12/31/2013                   1.12                  0                  0               0.50%              -7.6%
12/31/2012                   1.22                  0                  0               0.50%              18.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%              11.2%
12/31/2015                   1.18                  0                  0               0.25%              -1.1%
12/31/2014                   1.19                  0                  0               0.25%               5.0%
12/31/2013                   1.13                  0                  0               0.25%              -7.4%
12/31/2012                   1.22                  0                  0               0.25%              19.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                409    $           543               0.00%              11.4%
12/31/2015                   1.19                356                425               0.00%              -0.8%
12/31/2014                   1.20                394                474               0.00%               5.3%
12/31/2013                   1.14                604                689               0.00%              -7.2%
12/31/2012                   1.23                801                985               0.00%              19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.7%
                 2015                                   5.1%
                 2014                                   5.5%
                 2013                                   7.2%
                 2012                                   8.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND RETIREMENT CLASS - 704329358 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.06
Band 0                                                             --                --              1.07
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%               0.9%
12/31/2015                   0.98                  0                  0               1.25%              -1.1%
12/31/2014                   1.00                  0                  0               1.25%              -0.8%
12/31/2013                   1.00                  0                  0               1.25%              -2.8%
12/31/2012                   1.03                  0                  0               1.25%               5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.1%
12/31/2015                   1.00                  0                  0               1.00%              -0.8%
12/31/2014                   1.01                  0                  0               1.00%              -0.5%
12/31/2013                   1.01                  0                  0               1.00%              -2.6%
12/31/2012                   1.04                  0                  0               1.00%               5.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.4%
12/31/2015                   1.01                  0                  0               0.75%              -0.6%
12/31/2014                   1.02                  0                  0               0.75%              -0.3%
12/31/2013                   1.02                  0                  0               0.75%              -2.3%
12/31/2012                   1.04                  0                  0               0.75%               5.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               1.6%
12/31/2015                   1.02                  0                  0               0.50%              -0.3%
12/31/2014                   1.03                  0                  0               0.50%               0.0%
12/31/2013                   1.03                  0                  0               0.50%              -2.1%
12/31/2012                   1.05                  0                  0               0.50%               5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.25%               1.9%
12/31/2015                   1.04                  0                  0               0.25%              -0.1%
12/31/2014                   1.04                  0                  0               0.25%               0.2%
12/31/2013                   1.03                  0                  0               0.25%              -1.9%
12/31/2012                   1.05                  0                  0               0.25%               6.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.00%               2.1%
12/31/2015                   1.05                  0                  0               0.00%               0.2%
12/31/2014                   1.05                  0                  0               0.00%               0.5%
12/31/2013                   1.04                  0                  0               0.00%              -1.6%
12/31/2012                   1.06                  0                  0               0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  PAYDEN/KRAVITZ CASH BALANCE PLAN FUND ADVISOR CLASS - 70432R101 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.06
Band 25                                                            --                --              1.07
Band 0                                                             --                --              1.09
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.2%
12/31/2015                   1.00                  0                  0               1.25%              -0.8%
12/31/2014                   1.00                  0                  0               1.25%              -0.6%
12/31/2013                   1.01                  0                  0               1.25%              -2.5%
12/31/2012                   1.04                  0                  0               1.25%               5.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               1.5%
12/31/2015                   1.01                  0                  0               1.00%              -0.5%
12/31/2014                   1.02                  0                  0               1.00%              -0.4%
12/31/2013                   1.02                  0                  0               1.00%              -2.2%
12/31/2012                   1.04                  0                  0               1.00%               5.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               1.7%
12/31/2015                   1.02                  0                  0               0.75%              -0.3%
12/31/2014                   1.03                  0                  0               0.75%              -0.1%
12/31/2013                   1.03                  0                  0               0.75%              -2.0%
12/31/2012                   1.05                  0                  0               0.75%               5.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               0.50%               2.0%
12/31/2015                   1.04                  0                  0               0.50%               0.0%
12/31/2014                   1.04                  0                  0               0.50%               0.1%
12/31/2013                   1.04                  0                  0               0.50%              -1.7%
12/31/2012                   1.05                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.25%               2.2%
12/31/2015                   1.05                  0                  0               0.25%               0.2%
12/31/2014                   1.05                  0                  0               0.25%               0.4%
12/31/2013                   1.04                  0                  0               0.25%              -1.5%
12/31/2012                   1.06                  0                  0               0.25%               6.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.00%               2.5%
12/31/2015                   1.06                  0                  0               0.00%               0.5%
12/31/2014                   1.06                  0                  0               0.00%               0.6%
12/31/2013                   1.05                  0                  0               0.00%              -1.2%
12/31/2012                   1.07                  0                  0               0.00%               6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        OAK RIDGE LARGE CAP GROWTH FUND Y CLASS - 46141P164 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.50
Band 100                                                           --                --              1.51
Band 75                                                            --                --              1.53
Band 50                                                            --                --              1.54
Band 25                                                            --                --              1.56
Band 0                                                             --                --              1.58
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               1.25%              -0.9%
12/31/2015                   1.51                  0                  0               1.25%               2.8%
12/31/2014                   1.47                  0                  0               1.25%               7.8%
12/31/2013                   1.36                  0                  0               1.25%              31.7%
12/31/2012                   1.04                  0                  0               1.25%               3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               1.00%              -0.6%
12/31/2015                   1.52                  0                  0               1.00%               3.1%
12/31/2014                   1.48                  0                  0               1.00%               8.1%
12/31/2013                   1.37                  0                  0               1.00%              32.0%
12/31/2012                   1.04                  0                  0               1.00%               3.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%              -0.4%
12/31/2015                   1.53                  0                  0               0.75%               3.3%
12/31/2014                   1.48                  0                  0               0.75%               8.4%
12/31/2013                   1.37                  0                  0               0.75%              32.3%
12/31/2012                   1.04                  0                  0               0.75%               3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.50%              -0.1%
12/31/2015                   1.55                  0                  0               0.50%               3.6%
12/31/2014                   1.49                  0                  0               0.50%               8.6%
12/31/2013                   1.37                  0                  0               0.50%              32.6%
12/31/2012                   1.04                  0                  0               0.50%               3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.25%               0.1%
12/31/2015                   1.56                  0                  0               0.25%               3.8%
12/31/2014                   1.50                  0                  0               0.25%               8.9%
12/31/2013                   1.38                  0                  0               0.25%              33.0%
12/31/2012                   1.04                  0                  0               0.25%               3.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.00%               0.4%
12/31/2015                   1.57                  0                  0               0.00%               4.1%
12/31/2014                   1.51                  0                  0               0.00%               9.2%
12/31/2013                   1.38                  0                  0               0.00%              33.3%
12/31/2012                   1.04                  0                  0               0.00%               3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE LARGE CAP GROWTH FUND A CLASS - 46141P180

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        7,902    $        7,807               386
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (77)
                                                       ---------------
Net assets                                             $        7,825
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        5,574             3,731    $         1.49
Band 100                                                        2,251             1,491              1.51
Band 75                                                            --                --              1.53
Band 50                                                            --                --              1.54
Band 25                                                            --                --              1.56
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $        7,825             5,222
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (120)
                                                                                           ---------------
Net investment income (loss)                                                                         (120)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              666
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (1,998)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,332)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,452)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (120)   $              (204)
Net realized gain (loss)                                                       666                  1,486
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (1,998)                  (484)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,452)                   798
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       910                 15,633
Cost of units redeemed                                                     (21,268)               (11,714)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                        (20,358)                 3,919
                                                               --------------------   --------------------
Net increase (decrease)                                                    (21,810)                 4,717
Net assets, beginning                                                       29,635                 24,918
                                                               --------------------   --------------------
Net assets, ending                                             $             7,825    $            29,635
                                                               ====================   ====================

Units sold                                                                     608                 10,403
Units redeemed                                                             (14,934)                (7,780)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (14,326)                 2,623
Units outstanding, beginning                                                19,548                 16,925
                                                               --------------------   --------------------
Units outstanding, ending                                                    5,222                 19,548
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            42,089
Cost of units redeemed/account charges                                                            (36,249)
Net investment income (loss)                                                                         (380)
Net realized gain (loss)                                                                            2,270
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   95
                                                                                      --------------------
Net assets                                                                            $             7,825
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  4    $             6               1.25%              -0.8%
12/31/2015                   1.51                  4                  6               1.25%               2.7%
12/31/2014                   1.47                  5                  7               1.25%               7.7%
12/31/2013                   1.36                  0                  0               1.25%              31.7%
12/31/2012                   1.03                  0                  0               1.25%               3.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  1    $             2               1.00%              -0.6%
12/31/2015                   1.52                 15                 23               1.00%               3.0%
12/31/2014                   1.47                 12                 18               1.00%               8.0%
12/31/2013                   1.37                  0                  0               1.00%              32.0%
12/31/2012                   1.03                  0                  0               1.00%               3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%              -0.4%
12/31/2015                   1.53                  0                  0               0.75%               3.2%
12/31/2014                   1.48                  0                  0               0.75%               8.2%
12/31/2013                   1.37                  0                  0               0.75%              32.4%
12/31/2012                   1.03                  0                  0               0.75%               3.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.50%              -0.1%
12/31/2015                   1.54                  0                  0               0.50%               3.5%
12/31/2014                   1.49                  0                  0               0.50%               8.5%
12/31/2013                   1.37                  0                  0               0.50%              32.7%
12/31/2012                   1.04                  0                  0               0.50%               3.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.25%               0.1%
12/31/2015                   1.55                  0                  0               0.25%               3.8%
12/31/2014                   1.50                  0                  0               0.25%               8.8%
12/31/2013                   1.38                  0                  0               0.25%              33.0%
12/31/2012                   1.04                  0                  0               0.25%               3.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.00%               0.4%
12/31/2015                   1.57                  0                  0               0.00%               4.0%
12/31/2014                   1.51                  0                  0               0.00%               9.1%
12/31/2013                   1.38                  0                  0               0.00%              33.4%
12/31/2012                   1.04                  0                  0               0.00%               3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE SMALL CAP GROWTH FUND A CLASS - 46141P123

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      303,270    $      331,796             9,250
                                                                         ===============   ===============
Receivables: investments sold                                     344
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      303,614
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      303,614           210,723    $         1.44
Band 100                                                           --                --              1.46
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.51
Band 0                                                             --                --              1.53
                                                       ---------------   ---------------
 Total                                                 $      303,614           210,723
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (4,245)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,245)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (27,011)
Realized gain distributions                                                                        18,546
Net change in unrealized appreciation (depreciation)                                               15,454
                                                                                           ---------------
Net gain (loss)                                                                                     6,989
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,744
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,245)   $            (4,432)
Net realized gain (loss)                                                   (27,011)                12,109
Realized gain distributions                                                 18,546                 22,443
Net change in unrealized appreciation (depreciation)                        15,454                (56,527)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,744                (26,407)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    88,434                193,614
Cost of units redeemed                                                    (153,359)               (97,118)
Account charges                                                               (604)                  (600)
                                                               --------------------   --------------------
Increase (decrease)                                                        (65,529)                95,896
                                                               --------------------   --------------------
Net increase (decrease)                                                    (62,785)                69,489
Net assets, beginning                                                      366,399                296,910
                                                               --------------------   --------------------
Net assets, ending                                             $           303,614    $           366,399
                                                               ====================   ====================

Units sold                                                                  64,561                123,769
Units redeemed                                                            (110,374)               (62,994)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (45,813)                60,775
Units outstanding, beginning                                               256,536                195,761
                                                               --------------------   --------------------
Units outstanding, ending                                                  210,723                256,536
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           745,039
Cost of units redeemed/account charges                                                           (486,708)
Net investment income (loss)                                                                      (14,966)
Net realized gain (loss)                                                                           13,888
Realized gain distributions                                                                        74,887
Net change in unrealized appreciation (depreciation)                                              (28,526)
                                                                                      --------------------
Net assets                                                                            $           303,614
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                211    $           304               1.25%               0.9%
12/31/2015                   1.43                257                366               1.25%              -5.8%
12/31/2014                   1.52                196                297               1.25%               2.6%
12/31/2013                   1.48                193                285               1.25%              37.3%
12/31/2012                   1.08                  1                  1               1.25%               7.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               1.00%               1.1%
12/31/2015                   1.44                  0                  0               1.00%              -5.6%
12/31/2014                   1.53                  0                  0               1.00%               2.9%
12/31/2013                   1.48                  0                  0               1.00%              37.6%
12/31/2012                   1.08                  0                  0               1.00%               7.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               1.4%
12/31/2015                   1.45                  0                  0               0.75%              -5.4%
12/31/2014                   1.54                  0                  0               0.75%               3.1%
12/31/2013                   1.49                  0                  0               0.75%              37.9%
12/31/2012                   1.08                  0                  0               0.75%               8.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               1.6%
12/31/2015                   1.47                  0                  0               0.50%              -5.1%
12/31/2014                   1.55                  0                  0               0.50%               3.4%
12/31/2013                   1.50                  0                  0               0.50%              38.3%
12/31/2012                   1.08                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.25%               1.9%
12/31/2015                   1.48                  0                  0               0.25%              -4.9%
12/31/2014                   1.56                  0                  0               0.25%               3.7%
12/31/2013                   1.50                  0                  0               0.25%              38.6%
12/31/2012                   1.08                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.00%               2.1%
12/31/2015                   1.49                  0                  0               0.00%              -4.6%
12/31/2014                   1.57                  0                  0               0.00%               3.9%
12/31/2013                   1.51                  0                  0               0.00%              39.0%
12/31/2012                   1.08                  0                  0               0.00%               8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE SMALL CAP GROWTH FUND Y CLASS - 46141P156

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,282,863    $    5,832,330           156,219
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,089)
                                                       ---------------
Net assets                                             $    5,281,774
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,281,774         3,607,331    $         1.46
Band 100                                                           --                --              1.48
Band 75                                                            --                --              1.50
Band 50                                                            --                --              1.52
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $    5,281,774         3,607,331
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (61,208)
                                                                                           ---------------
Net investment income (loss)                                                                      (61,208)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (127,153)
Realized gain distributions                                                                       313,103
Net change in unrealized appreciation (depreciation)                                              (36,943)
                                                                                           ---------------
Net gain (loss)                                                                                   149,007
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       87,799
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (61,208)   $           (56,323)
Net realized gain (loss)                                                  (127,153)               128,525
Realized gain distributions                                                313,103                281,352
Net change in unrealized appreciation (depreciation)                       (36,943)              (675,160)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           87,799               (321,606)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,651,482              2,299,844
Cost of units redeemed                                                  (1,074,603)            (1,339,176)
Account charges                                                            (14,016)               (11,580)
                                                               --------------------   --------------------
Increase (decrease)                                                        562,863                949,088
                                                               --------------------   --------------------
Net increase (decrease)                                                    650,662                627,482
Net assets, beginning                                                    4,631,112              4,003,630
                                                               --------------------   --------------------
Net assets, ending                                             $         5,281,774    $         4,631,112
                                                               ====================   ====================

Units sold                                                               1,171,377              1,468,140
Units redeemed                                                            (766,605)              (880,205)
                                                               --------------------   --------------------
Net increase (decrease)                                                    404,772                587,935
Units outstanding, beginning                                             3,202,559              2,614,624
                                                               --------------------   --------------------
Units outstanding, ending                                                3,607,331              3,202,559
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,344,234
Cost of units redeemed/account charges                                                         (3,390,471)
Net investment income (loss)                                                                     (179,548)
Net realized gain (loss)                                                                           90,715
Realized gain distributions                                                                       966,311
Net change in unrealized appreciation (depreciation)                                             (549,467)
                                                                                      --------------------
Net assets                                                                            $         5,281,774
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46              3,607    $         5,282               1.25%               1.3%
12/31/2015                   1.45              3,203              4,631               1.25%              -5.6%
12/31/2014                   1.53              2,615              4,004               1.25%               3.0%
12/31/2013                   1.49              1,878              2,792               1.25%              37.8%
12/31/2012                   1.08                  0                  0               1.25%               7.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.00%               1.5%
12/31/2015                   1.46                  0                  0               1.00%              -5.3%
12/31/2014                   1.54                  0                  0               1.00%               3.2%
12/31/2013                   1.49                  0                  0               1.00%              38.2%
12/31/2012                   1.08                  0                  0               1.00%               8.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.75%               1.8%
12/31/2015                   1.47                  0                  0               0.75%              -5.1%
12/31/2014                   1.55                  0                  0               0.75%               3.5%
12/31/2013                   1.50                  0                  0               0.75%              38.5%
12/31/2012                   1.08                  0                  0               0.75%               8.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.50%               2.0%
12/31/2015                   1.49                  0                  0               0.50%              -4.9%
12/31/2014                   1.56                  0                  0               0.50%               3.8%
12/31/2013                   1.50                  0                  0               0.50%              38.9%
12/31/2012                   1.08                  0                  0               0.50%               8.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.25%               2.3%
12/31/2015                   1.50                  0                  0               0.25%              -4.6%
12/31/2014                   1.57                  0                  0               0.25%               4.0%
12/31/2013                   1.51                  0                  0               0.25%              39.2%
12/31/2012                   1.09                  0                  0               0.25%               8.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.00%               2.5%
12/31/2015                   1.51                  0                  0               0.00%              -4.4%
12/31/2014                   1.58                  0                  0               0.00%               4.3%
12/31/2013                   1.52                  0                  0               0.00%              39.6%
12/31/2012                   1.09                  0                  0               0.00%               8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIONEER BOND FUND A CLASS - 723622106

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,612,024    $   13,708,407         1,428,548
                                                                         ===============   ===============
Receivables: investments sold                                 130,611
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   13,742,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,175,329         9,638,439    $         1.06
Band 100                                                      780,983           732,167              1.07
Band 75                                                            --                --              1.08
Band 50                                                     1,111,849         1,021,087              1.09
Band 25                                                            --                --              1.10
Band 0                                                      1,674,474         1,506,464              1.11
                                                       ---------------   ---------------
 Total                                                 $   13,742,635        12,898,157
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      329,753
Mortality & expense charges                                                                      (118,091)
                                                                                           ---------------
Net investment income (loss)                                                                      211,662
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (16,970)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              129,272
                                                                                           ---------------
Net gain (loss)                                                                                   112,302
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      323,964
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           211,662    $           134,242
Net realized gain (loss)                                                   (16,970)                 8,355
Realized gain distributions                                                     --                 20,839
Net change in unrealized appreciation (depreciation)                       129,272               (260,571)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          323,964                (97,135)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,088,997              5,744,114
Cost of units redeemed                                                  (2,746,658)            (2,502,997)
Account charges                                                            (36,482)               (32,109)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,305,857              3,209,008
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,629,821              3,111,873
Net assets, beginning                                                   10,112,814              7,000,941
                                                               --------------------   --------------------
Net assets, ending                                             $        13,742,635    $        10,112,814
                                                               ====================   ====================

Units sold                                                               5,755,840              5,704,507
Units redeemed                                                          (2,669,281)            (2,602,659)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,086,559              3,101,848
Units outstanding, beginning                                             9,811,598              6,709,750
                                                               --------------------   --------------------
Units outstanding, ending                                               12,898,157              9,811,598
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        20,547,778
Cost of units redeemed/account charges                                                         (7,249,656)
Net investment income (loss)                                                                      478,809
Net realized gain (loss)                                                                           11,603
Realized gain distributions                                                                        50,484
Net change in unrealized appreciation (depreciation)                                              (96,383)
                                                                                      --------------------
Net assets                                                                            $        13,742,635
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06              9,638    $        10,175               1.25%               2.9%
12/31/2015                   1.03              8,326              8,542               1.25%              -1.3%
12/31/2014                   1.04              5,664              5,885               1.25%               4.6%
12/31/2013                   0.99                 77                 77               1.25%              -0.8%
12/31/2012                   1.00                  0                  0               1.25%               0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                732    $           781               1.00%               3.2%
12/31/2015                   1.03                446                461               1.00%              -1.0%
12/31/2014                   1.04                  0                  0               1.00%               4.9%
12/31/2013                   1.00                  0                  0               1.00%              -0.5%
12/31/2012                   1.00                  0                  0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               3.4%
12/31/2015                   1.04                  0                  0               0.75%              -0.8%
12/31/2014                   1.05                  0                  0               0.75%               5.1%
12/31/2013                   1.00                  0                  0               0.75%              -0.3%
12/31/2012                   1.00                  0                  0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09              1,021    $         1,112               0.50%               3.7%
12/31/2015                   1.05                  0                  0               0.50%              -0.5%
12/31/2014                   1.06                  0                  0               0.50%               5.4%
12/31/2013                   1.00                  0                  0               0.50%               0.0%
12/31/2012                   1.00                  0                  0               0.50%               0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%               3.9%
12/31/2015                   1.06                  0                  0               0.25%              -0.3%
12/31/2014                   1.06                  0                  0               0.25%               5.7%
12/31/2013                   1.00                  0                  0               0.25%               0.2%
12/31/2012                   1.00                  0                  0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11              1,506    $         1,674               0.00%               4.2%
12/31/2015                   1.07              1,040              1,109               0.00%               0.0%
12/31/2014                   1.07              1,046              1,116               0.00%               5.9%
12/31/2013                   1.01                270                272               0.00%               0.5%
12/31/2012                   1.00                  0                  0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   2.6%
                 2014                                   5.2%
                 2013                                   1.9%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIONEER BOND FUND Y CLASS - 723622403

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   40,421,773    $   40,808,097         4,273,341
                                                                         ===============   ===============
Receivables: investments sold                                 303,168
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   40,724,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   39,963,670        37,476,469    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                        761,271           678,034              1.12
                                                       ---------------   ---------------
 Total                                                 $   40,724,941        38,154,503
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      950,932
Mortality & expense charges                                                                      (360,307)
                                                                                           ---------------
Net investment income (loss)                                                                      590,625
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (68,346)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              322,726
                                                                                           ---------------
Net gain (loss)                                                                                   254,380
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      845,005
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           590,625    $           369,069
Net realized gain (loss)                                                   (68,346)                89,950
Realized gain distributions                                                     --                 58,011
Net change in unrealized appreciation (depreciation)                       322,726               (806,114)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          845,005               (289,084)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                19,261,712             21,289,099
Cost of units redeemed                                                  (5,343,508)           (12,351,439)
Account charges                                                            (68,224)               (52,767)
                                                               --------------------   --------------------
Increase (decrease)                                                     13,849,980              8,884,893
                                                               --------------------   --------------------
Net increase (decrease)                                                 14,694,985              8,595,809
Net assets, beginning                                                   26,029,956             17,434,147
                                                               --------------------   --------------------
Net assets, ending                                             $        40,724,941    $        26,029,956
                                                               ====================   ====================

Units sold                                                              22,247,265             22,084,518
Units redeemed                                                          (9,282,173)           (13,597,953)
                                                               --------------------   --------------------
Net increase (decrease)                                                 12,965,092              8,486,565
Units outstanding, beginning                                            25,189,411             16,702,846
                                                               --------------------   --------------------
Units outstanding, ending                                               38,154,503             25,189,411
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        69,913,084
Cost of units redeemed/account charges                                                        (30,518,608)
Net investment income (loss)                                                                    1,375,770
Net realized gain (loss)                                                                          213,007
Realized gain distributions                                                                       128,012
Net change in unrealized appreciation (depreciation)                                             (386,324)
                                                                                      --------------------
Net assets                                                                            $        40,724,941
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07             37,476    $        39,964               1.25%               3.2%
12/31/2015                   1.03             25,189             26,030               1.25%              -1.0%
12/31/2014                   1.04             16,703             17,434               1.25%               4.9%
12/31/2013                   1.00                286                284               1.25%              -0.6%
12/31/2012                   1.00                  0                  0               1.25%               0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               3.5%
12/31/2015                   1.04                  0                  0               1.00%              -0.8%
12/31/2014                   1.05                  0                  0               1.00%               5.1%
12/31/2013                   1.00                  0                  0               1.00%              -0.3%
12/31/2012                   1.00                  0                  0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               3.7%
12/31/2015                   1.05                  0                  0               0.75%              -0.5%
12/31/2014                   1.05                  0                  0               0.75%               5.4%
12/31/2013                   1.00                  0                  0               0.75%              -0.1%
12/31/2012                   1.00                  0                  0               0.75%               0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%               4.0%
12/31/2015                   1.06                  0                  0               0.50%              -0.3%
12/31/2014                   1.06                  0                  0               0.50%               5.7%
12/31/2013                   1.00                  0                  0               0.50%               0.2%
12/31/2012                   1.00                  0                  0               0.50%               0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               4.2%
12/31/2015                   1.07                  0                  0               0.25%               0.0%
12/31/2014                   1.07                  0                  0               0.25%               5.9%
12/31/2013                   1.01                  0                  0               0.25%               0.4%
12/31/2012                   1.00                  0                  0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                678    $           761               0.00%               4.5%
12/31/2015                   1.07                  0                  0               0.00%               0.2%
12/31/2014                   1.07                  0                  0               0.00%               6.2%
12/31/2013                   1.01                  0                  0               0.00%               0.7%
12/31/2012                   1.00                  0                  0               0.00%               0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   2.9%
                 2014                                   7.2%
                 2013                                   7.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          315    $          319                33
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          315
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          315               300    $         1.05
Band 100                                                           --                --              1.06
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $          315               300
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $            5
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                            5
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (4)
                                                                                           ---------------
Net gain (loss)                                                                                        (4)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            1
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                 5    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            (4)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                                1                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       314                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            314                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        315                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               315    $                --
                                                               ====================   ====================

Units sold                                                                     300                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        300                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      300                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               314
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                            5
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   (4)
                                                                                      --------------------
Net assets                                                                            $               315
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.25%               9.8%
12/31/2015                   0.96                  0                  0               1.25%              -3.3%
12/31/2014                   0.99                  0                  0               1.25%              -2.1%
12/31/2013                   1.01                  0                  0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               1.00%              10.0%
12/31/2015                   0.96                  0                  0               1.00%              -3.0%
12/31/2014                   0.99                  0                  0               1.00%              -1.8%
12/31/2013                   1.01                  0                  0               1.00%               1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%              10.3%
12/31/2015                   0.97                  0                  0               0.75%              -2.8%
12/31/2014                   1.00                  0                  0               0.75%              -1.6%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%              10.6%
12/31/2015                   0.98                  0                  0               0.50%              -2.5%
12/31/2014                   1.00                  0                  0               0.50%              -1.3%
12/31/2013                   1.01                  0                  0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%              10.9%
12/31/2015                   0.98                  0                  0               0.25%              -2.3%
12/31/2014                   1.00                  0                  0               0.25%              -1.1%
12/31/2013                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%              11.1%
12/31/2015                   0.99                  0                  0               0.00%              -2.0%
12/31/2014                   1.01                  0                  0               0.00%              -0.8%
12/31/2013                   1.02                  0                  0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.2%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.06
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                  0    $             0               1.25%              10.0%
12/31/2015                   0.96                  0                  0               1.25%              -2.8%
12/31/2014                   0.99                  0                  0               1.25%              -1.8%
12/31/2013                   1.01                  0                  0               1.25%               1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%              10.3%
12/31/2015                   0.97                  0                  0               1.00%              -2.6%
12/31/2014                   1.00                  0                  0               1.00%              -1.6%
12/31/2013                   1.01                  0                  0               1.00%               1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%              10.5%
12/31/2015                   0.98                  0                  0               0.75%              -2.3%
12/31/2014                   1.00                  0                  0               0.75%              -1.3%
12/31/2013                   1.01                  0                  0               0.75%               1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%              10.8%
12/31/2015                   0.98                  0                  0               0.50%              -2.1%
12/31/2014                   1.00                  0                  0               0.50%              -1.1%
12/31/2013                   1.01                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%              11.1%
12/31/2015                   0.99                  0                  0               0.25%              -1.8%
12/31/2014                   1.01                  0                  0               0.25%              -0.8%
12/31/2013                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%              11.4%
12/31/2015                   1.00                  0                  0               0.00%              -1.6%
12/31/2014                   1.01                  0                  0               0.00%              -0.6%
12/31/2013                   1.02                  0                  0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PIONEER EMERGING MARKETS FUND A CLASS - 723661104

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       50,632    $       68,491             3,146
                                                                         ===============   ===============
Receivables: investments sold                                      28
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       50,660
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       50,660            67,757    $         0.75
Band 100                                                           --                --              0.77
Band 75                                                            --                --              0.79
Band 50                                                            --                --              0.81
Band 25                                                            --                --              0.83
Band 0                                                             --                --              0.85
                                                       ---------------   ---------------
 Total                                                 $       50,660            67,757
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (615)
                                                                                           ---------------
Net investment income (loss)                                                                         (615)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,762)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                6,049
                                                                                           ---------------
Net gain (loss)                                                                                     3,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,672
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (615)   $               826
Net realized gain (loss)                                                    (2,762)                (8,847)
Realized gain distributions                                                     --                  1,025
Net change in unrealized appreciation (depreciation)                         6,049                 (4,000)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,672                (10,996)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,395                  8,968
Cost of units redeemed                                                      (5,251)               (30,752)
Account charges                                                                 (9)                  (191)
                                                               --------------------   --------------------
Increase (decrease)                                                         (1,865)               (21,975)
                                                               --------------------   --------------------
Net increase (decrease)                                                        807                (32,971)
Net assets, beginning                                                       49,853                 82,824
                                                               --------------------   --------------------
Net assets, ending                                             $            50,660    $            49,853
                                                               ====================   ====================

Units sold                                                                   4,652                 10,879
Units redeemed                                                              (7,435)               (36,971)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (2,783)               (26,092)
Units outstanding, beginning                                                70,540                 96,632
                                                               --------------------   --------------------
Units outstanding, ending                                                   67,757                 70,540
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,894,125
Cost of units redeemed/account charges                                                         (1,795,711)
Net investment income (loss)                                                                      (32,062)
Net realized gain (loss)                                                                          (71,383)
Realized gain distributions                                                                        73,550
Net change in unrealized appreciation (depreciation)                                              (17,859)
                                                                                      --------------------
Net assets                                                                            $            50,660
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/24/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.75                 68    $            51               1.25%               5.8%
12/31/2015                   0.71                 71                 50               1.25%             -17.5%
12/31/2014                   0.86                 97                 83               1.25%             -14.5%
12/31/2013                   1.00                113                113               1.25%              -3.4%
12/31/2012                   1.04                128                132               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.77                  0    $             0               1.00%               6.1%
12/31/2015                   0.72                  0                  0               1.00%             -17.3%
12/31/2014                   0.87                  0                  0               1.00%             -14.3%
12/31/2013                   1.02                  0                  0               1.00%              -3.2%
12/31/2012                   1.05                  0                  0               1.00%              10.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.79                  0    $             0               0.75%               6.3%
12/31/2015                   0.74                  0                  0               0.75%             -17.1%
12/31/2014                   0.89                  0                  0               0.75%             -14.0%
12/31/2013                   1.04                  0                  0               0.75%              -2.9%
12/31/2012                   1.07                  0                  0               0.75%              10.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                  0    $             0               0.50%               6.6%
12/31/2015                   0.76                  0                  0               0.50%             -16.9%
12/31/2014                   0.91                  0                  0               0.50%             -13.8%
12/31/2013                   1.06                  0                  0               0.50%              -2.7%
12/31/2012                   1.09                  0                  0               0.50%              10.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83                  0    $             0               0.25%               6.9%
12/31/2015                   0.77                  0                  0               0.25%             -16.7%
12/31/2014                   0.93                  0                  0               0.25%             -13.6%
12/31/2013                   1.08                  0                  0               0.25%              -2.4%
12/31/2012                   1.10                  0                  0               0.25%              11.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.85                  0    $             0               0.00%               7.1%
12/31/2015                   0.79                  0                  0               0.00%             -16.5%
12/31/2014                   0.95                  0                  0               0.00%             -13.4%
12/31/2013                   1.10                  0                  0               0.00%              -2.2%
12/31/2012                   1.12                 15                 17               0.00%              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   2.6%
                 2014                                   1.6%
                 2013                                   0.3%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIONEER EMERGING MARKETS FUND Y CLASS - 723661401 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.80
Band 100                                                           --                --              0.81
Band 75                                                            --                --              0.82
Band 50                                                            --                --              0.83
Band 25                                                            --                --              0.84
Band 0                                                             --                --              0.85
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                  0    $             0               1.25%               6.0%
12/31/2015                   0.76                  0                  0               1.25%             -17.3%
12/31/2014                   0.92                  0                  0               1.25%             -14.0%
12/31/2013                   1.07                  0                  0               1.25%              -2.9%
12/31/2012                   1.10                  0                  0               1.25%               9.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                  0    $             0               1.00%               6.3%
12/31/2015                   0.76                  0                  0               1.00%             -17.1%
12/31/2014                   0.92                  0                  0               1.00%             -13.8%
12/31/2013                   1.07                  0                  0               1.00%              -2.6%
12/31/2012                   1.10                  0                  0               1.00%               9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.82                  0    $             0               0.75%               6.6%
12/31/2015                   0.77                  0                  0               0.75%             -16.9%
12/31/2014                   0.93                  0                  0               0.75%             -13.6%
12/31/2013                   1.07                  0                  0               0.75%              -2.4%
12/31/2012                   1.10                  0                  0               0.75%               9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83                  0    $             0               0.50%               6.8%
12/31/2015                   0.78                  0                  0               0.50%             -16.7%
12/31/2014                   0.93                  0                  0               0.50%             -13.4%
12/31/2013                   1.07                  0                  0               0.50%              -2.2%
12/31/2012                   1.10                  0                  0               0.50%               9.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.84                  0    $             0               0.25%               7.1%
12/31/2015                   0.78                  0                  0               0.25%             -16.5%
12/31/2014                   0.94                  0                  0               0.25%             -13.2%
12/31/2013                   1.08                  0                  0               0.25%              -1.9%
12/31/2012                   1.10                  0                  0               0.25%               9.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.85                  0    $             0               0.00%               7.4%
12/31/2015                   0.79                  0                  0               0.00%             -16.3%
12/31/2014                   0.94                  0                  0               0.00%             -12.9%
12/31/2013                   1.08                  0                  0               0.00%              -1.7%
12/31/2012                   1.10                  0                  0               0.00%               9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,517,424    $    5,558,225           167,909
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,583)
                                                       ---------------
Net assets                                             $    5,515,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,623,798         2,202,139    $         1.65
Band 100                                                      623,276           370,204              1.68
Band 75                                                            --                --              1.72
Band 50                                                     1,268,767           719,989              1.76
Band 25                                                            --                --              1.80
Band 0                                                             --                --              1.84
                                                       ---------------   ---------------
 Total                                                 $    5,515,841         3,292,332
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       31,608
Mortality & expense charges                                                                       (11,201)
                                                                                           ---------------
Net investment income (loss)                                                                       20,407
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (103,010)
Realized gain distributions                                                                        77,765
Net change in unrealized appreciation (depreciation)                                               60,736
                                                                                           ---------------
Net gain (loss)                                                                                    35,491
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       55,898
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            20,407    $             5,402
Net realized gain (loss)                                                  (103,010)                 1,682
Realized gain distributions                                                 77,765                 90,586
Net change in unrealized appreciation (depreciation)                        60,736               (113,513)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           55,898                (15,843)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,411,158                586,732
Cost of units redeemed                                                  (1,162,457)               (53,850)
Account charges                                                               (282)                (1,738)
                                                               --------------------   --------------------
Increase (decrease)                                                      4,248,419                531,144
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,304,317                515,301
Net assets, beginning                                                    1,211,524                696,223
                                                               --------------------   --------------------
Net assets, ending                                             $         5,515,841    $         1,211,524
                                                               ====================   ====================

Units sold                                                               3,213,679                415,148
Units redeemed                                                            (787,704)               (41,789)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,425,975                373,359
Units outstanding, beginning                                               866,357                492,998
                                                               --------------------   --------------------
Units outstanding, ending                                                3,292,332                866,357
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         8,659,337
Cost of units redeemed/account charges                                                         (3,454,238)
Net investment income (loss)                                                                       49,716
Net realized gain (loss)                                                                           (2,501)
Realized gain distributions                                                                       304,328
Net change in unrealized appreciation (depreciation)                                              (40,801)
                                                                                      --------------------
Net assets                                                                            $         5,515,841
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65              2,202    $         3,624               1.25%              17.7%
12/31/2015                   1.40                866              1,212               1.25%              -1.0%
12/31/2014                   1.41                493                696               1.25%              11.4%
12/31/2013                   1.27              1,934              2,451               1.25%              27.3%
12/31/2012                   1.00                 94                 94               1.25%               8.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                370    $           623               1.00%              18.0%
12/31/2015                   1.43                  0                  0               1.00%              -0.7%
12/31/2014                   1.44                  0                  0               1.00%              11.7%
12/31/2013                   1.29                  0                  0               1.00%              27.6%
12/31/2012                   1.01                  0                  0               1.00%               8.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.75%              18.3%
12/31/2015                   1.46                  0                  0               0.75%              -0.5%
12/31/2014                   1.46                  0                  0               0.75%              12.0%
12/31/2013                   1.31                  0                  0               0.75%              27.9%
12/31/2012                   1.02                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                720    $         1,269               0.50%              18.6%
12/31/2015                   1.49                  0                  0               0.50%              -0.2%
12/31/2014                   1.49                  0                  0               0.50%              12.3%
12/31/2013                   1.33                  0                  0               0.50%              28.2%
12/31/2012                   1.03                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.25%              18.9%
12/31/2015                   1.52                  0                  0               0.25%               0.0%
12/31/2014                   1.52                  0                  0               0.25%              12.5%
12/31/2013                   1.35                  0                  0               0.25%              28.6%
12/31/2012                   1.05                  0                  0               0.25%               9.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.00%              19.2%
12/31/2015                   1.55                  0                  0               0.00%               0.3%
12/31/2014                   1.54                  0                  0               0.00%              12.8%
12/31/2013                   1.37                  0                  0               0.00%              28.9%
12/31/2012                   1.06                  0                  0               0.00%               9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.7%
                 2014                                   1.1%
                 2013                                   2.2%
                 2012                                   5.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   43,867,820    $   44,267,300         1,319,367
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (38,425)
                                                       ---------------
Net assets                                             $   43,829,395
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   40,092,424        22,769,087    $         1.76
Band 100                                                           --                --              1.78
Band 75                                                            --                --              1.80
Band 50                                                            --                --              1.82
Band 25                                                            --                --              1.83
Band 0                                                      3,736,971         2,015,750              1.85
                                                       ---------------   ---------------
 Total                                                 $   43,829,395        24,784,837
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      222,092
Mortality & expense charges                                                                       (49,748)
                                                                                           ---------------
Net investment income (loss)                                                                      172,344
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              280
Realized gain distributions                                                                       415,985
Net change in unrealized appreciation (depreciation)                                             (335,709)
                                                                                           ---------------
Net gain (loss)                                                                                    80,556
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      252,900
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           172,344    $             7,656
Net realized gain (loss)                                                       280                   (288)
Realized gain distributions                                                415,985                 82,922
Net change in unrealized appreciation (depreciation)                      (335,709)               (63,927)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          252,900                 26,363
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                43,410,298              1,110,842
Cost of units redeemed                                                    (922,763)               (49,264)
Account charges                                                             (4,064)                (1,142)
                                                               --------------------   --------------------
Increase (decrease)                                                     42,483,471              1,060,436
                                                               --------------------   --------------------
Net increase (decrease)                                                 42,736,371              1,086,799
Net assets, beginning                                                    1,093,024                  6,225
                                                               --------------------   --------------------
Net assets, ending                                             $        43,829,395    $         1,093,024
                                                               ====================   ====================

Units sold                                                              24,589,793                762,240
Units redeemed                                                            (537,360)               (33,977)
                                                               --------------------   --------------------
Net increase (decrease)                                                 24,052,433                728,263
Units outstanding, beginning                                               732,404                  4,141
                                                               --------------------   --------------------
Units outstanding, ending                                               24,784,837                732,404
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        44,582,604
Cost of units redeemed/account charges                                                         (1,034,014)
Net investment income (loss)                                                                      180,195
Net realized gain (loss)                                                                             (397)
Realized gain distributions                                                                       500,487
Net change in unrealized appreciation (depreciation)                                             (399,480)
                                                                                      --------------------
Net assets                                                                            $        43,829,395
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76             22,769    $        40,092               1.25%              18.0%
12/31/2015                   1.49                732              1,093               1.25%              -0.7%
12/31/2014                   1.50                  4                  6               1.25%              11.8%
12/31/2013                   1.34                 38                 51               1.25%              27.7%
12/31/2012                   1.05                  0                  0               1.25%               5.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               1.00%              18.3%
12/31/2015                   1.50                  0                  0               1.00%              -0.5%
12/31/2014                   1.51                  0                  0               1.00%              12.1%
12/31/2013                   1.35                  0                  0               1.00%              28.0%
12/31/2012                   1.05                  0                  0               1.00%               5.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.75%              18.6%
12/31/2015                   1.52                  0                  0               0.75%              -0.2%
12/31/2014                   1.52                  0                  0               0.75%              12.3%
12/31/2013                   1.35                  0                  0               0.75%              28.3%
12/31/2012                   1.05                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.50%              18.9%
12/31/2015                   1.53                  0                  0               0.50%               0.0%
12/31/2014                   1.53                  0                  0               0.50%              12.6%
12/31/2013                   1.36                  0                  0               0.50%              28.6%
12/31/2012                   1.05                  0                  0               0.50%               5.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.25%              19.2%
12/31/2015                   1.54                  0                  0               0.25%               0.3%
12/31/2014                   1.54                  0                  0               0.25%              12.9%
12/31/2013                   1.36                  0                  0               0.25%              29.0%
12/31/2012                   1.05                  0                  0               0.25%               5.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85              2,016    $         3,737               0.00%              19.5%
12/31/2015                   1.55                  0                  0               0.00%               0.5%
12/31/2014                   1.54                  0                  0               0.00%              13.2%
12/31/2013                   1.36                  0                  0               0.00%              29.3%
12/31/2012                   1.05                  0                  0               0.00%               5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   2.4%
                 2014                                   0.2%
                 2013                                   1.3%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                        PIONEER FUND A CLASS - 723682100

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      264,800    $      318,785             9,159
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (99)
                                                       ---------------
Net assets                                             $      264,701
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      202,254           125,625    $         1.61
Band 100                                                       62,447            38,390              1.63
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.68
Band 0                                                             --                --              1.70
                                                       ---------------   ---------------
 Total                                                 $      264,701           164,015
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,914
Mortality & expense charges                                                                        (3,221)
                                                                                           ---------------
Net investment income (loss)                                                                         (307)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,509)
Realized gain distributions                                                                        44,773
Net change in unrealized appreciation (depreciation)                                              (13,552)
                                                                                           ---------------
Net gain (loss)                                                                                    21,712
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       21,405
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (307)   $               296
Net realized gain (loss)                                                    (9,509)                  (110)
Realized gain distributions                                                 44,773                 35,215
Net change in unrealized appreciation (depreciation)                       (13,552)               (40,433)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           21,405                 (5,032)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,724                299,836
Cost of units redeemed                                                     (56,462)                  (760)
Account charges                                                                 (7)                    (3)
                                                               --------------------   --------------------
Increase (decrease)                                                        (50,745)               299,073
                                                               --------------------   --------------------
Net increase (decrease)                                                    (29,340)               294,041
Net assets, beginning                                                      294,041                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           264,701    $           294,041
                                                               ====================   ====================

Units sold                                                                   3,922                197,728
Units redeemed                                                             (37,123)                  (512)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (33,201)               197,216
Units outstanding, beginning                                               197,216                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  164,015                197,216
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           305,560
Cost of units redeemed/account charges                                                            (57,232)
Net investment income (loss)                                                                          (11)
Net realized gain (loss)                                                                           (9,619)
Realized gain distributions                                                                        79,988
Net change in unrealized appreciation (depreciation)                                              (53,985)
                                                                                      --------------------
Net assets                                                                            $           264,701
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                126    $           202               1.25%               8.2%
12/31/2015                   1.49                137                205               1.25%              -1.7%
12/31/2014                   1.51                  0                  0               1.25%               9.5%
12/31/2013                   1.38                  0                  0               1.25%              31.4%
12/31/2012                   1.05                  0                  0               1.25%               5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                 38    $            62               1.00%               8.5%
12/31/2015                   1.50                 60                 90               1.00%              -1.4%
12/31/2014                   1.52                  0                  0               1.00%               9.8%
12/31/2013                   1.39                  0                  0               1.00%              31.7%
12/31/2012                   1.05                  0                  0               1.00%               5.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               8.8%
12/31/2015                   1.51                  0                  0               0.75%              -1.2%
12/31/2014                   1.53                  0                  0               0.75%              10.0%
12/31/2013                   1.39                  0                  0               0.75%              32.1%
12/31/2012                   1.05                  0                  0               0.75%               5.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               9.1%
12/31/2015                   1.52                  0                  0               0.50%              -0.9%
12/31/2014                   1.54                  0                  0               0.50%              10.3%
12/31/2013                   1.39                  0                  0               0.50%              32.4%
12/31/2012                   1.05                  0                  0               0.50%               5.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.25%               9.3%
12/31/2015                   1.53                  0                  0               0.25%              -0.7%
12/31/2014                   1.55                  0                  0               0.25%              10.6%
12/31/2013                   1.40                  0                  0               0.25%              32.7%
12/31/2012                   1.05                  0                  0               0.25%               5.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.00%               9.6%
12/31/2015                   1.55                  0                  0               0.00%              -0.4%
12/31/2014                   1.55                  0                  0               0.00%              10.9%
12/31/2013                   1.40                  0                  0               0.00%              33.1%
12/31/2012                   1.05                  0                  0               0.00%               5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.6%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,219,039    $    1,400,926            68,791
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (63)
                                                       ---------------
Net assets                                             $    1,218,976
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,218,976           569,827    $         2.14
Band 100                                                           --                --              2.21
Band 75                                                            --                --              2.29
Band 50                                                            --                --              2.36
Band 25                                                            --                --              2.44
Band 0                                                             --                --              2.74
                                                       ---------------   ---------------
 Total                                                 $    1,218,976           569,827
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,688
Mortality & expense charges                                                                       (16,007)
                                                                                           ---------------
Net investment income (loss)                                                                          681
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (59,577)
Realized gain distributions                                                                       228,794
Net change in unrealized appreciation (depreciation)                                              (65,442)
                                                                                           ---------------
Net gain (loss)                                                                                   103,775
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      104,456
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               681    $            (2,496)
Net realized gain (loss)                                                   (59,577)                29,635
Realized gain distributions                                                228,794                365,691
Net change in unrealized appreciation (depreciation)                       (65,442)              (411,538)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          104,456                (18,708)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    57,113                 42,213
Cost of units redeemed                                                    (275,442)              (233,281)
Account charges                                                               (123)                  (298)
                                                               --------------------   --------------------
Increase (decrease)                                                       (218,452)              (191,366)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (113,996)              (210,074)
Net assets, beginning                                                    1,332,972              1,543,046
                                                               --------------------   --------------------
Net assets, ending                                             $         1,218,976    $         1,332,972
                                                               ====================   ====================

Units sold                                                                  30,736                 45,632
Units redeemed                                                            (136,710)              (141,948)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (105,974)               (96,316)
Units outstanding, beginning                                               675,801                772,117
                                                               --------------------   --------------------
Units outstanding, ending                                                  569,827                675,801
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        20,605,780
Cost of units redeemed/account charges                                                        (20,358,398)
Net investment income (loss)                                                                      373,073
Net realized gain (loss)                                                                         (502,798)
Realized gain distributions                                                                     1,283,206
Net change in unrealized appreciation (depreciation)                                             (181,887)
                                                                                      --------------------
Net assets                                                                            $         1,218,976
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                570    $         1,219               1.25%               8.5%
12/31/2015                   1.97                676              1,333               1.25%              -1.3%
12/31/2014                   2.00                772              1,543               1.25%               9.7%
12/31/2013                   1.82              1,054              1,920               1.25%              31.6%
12/31/2012                   1.38              1,215              1,683               1.25%               8.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               1.00%               8.7%
12/31/2015                   2.03                  0                  0               1.00%              -1.1%
12/31/2014                   2.06                  0                  0               1.00%               9.9%
12/31/2013                   1.87                  0                  0               1.00%              32.0%
12/31/2012                   1.42                  0                  0               1.00%               9.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                  0    $             0               0.75%               9.0%
12/31/2015                   2.10                  0                  0               0.75%              -0.8%
12/31/2014                   2.11                  0                  0               0.75%              10.2%
12/31/2013                   1.92                  0                  0               0.75%              32.3%
12/31/2012                   1.45                  0                  0               0.75%               9.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.50%               9.3%
12/31/2015                   2.16                  0                  0               0.50%              -0.6%
12/31/2014                   2.17                  0                  0               0.50%              10.5%
12/31/2013                   1.97                  0                  0               0.50%              32.6%
12/31/2012                   1.48                  0                  0               0.50%               9.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.44                  0    $             0               0.25%               9.5%
12/31/2015                   2.23                  0                  0               0.25%              -0.3%
12/31/2014                   2.24                  0                  0               0.25%              10.8%
12/31/2013                   2.02                  0                  0               0.25%              33.0%
12/31/2012                   1.52                  0                  0               0.25%              10.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.74                  0    $             0               0.00%               9.8%
12/31/2015                   2.50                  0                  0               0.00%              -0.1%
12/31/2014                   2.50                  0                  0               0.00%              11.0%
12/31/2013                   2.25                  0                  0               0.00%              33.3%
12/31/2012                   1.69                  0                  0               0.00%              10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.1%
                 2014                                   1.2%
                 2013                                   1.3%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PIONEER FUNDAMENTAL GROWTH FUND A CLASS - 723695102

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,084,051    $    3,937,626           213,083
                                                                         ===============   ===============
Receivables: investments sold                                   9,288
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,093,339
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,615,199         2,161,969    $         1.67
Band 100                                                           --                --              1.69
Band 75                                                            --                --              1.71
Band 50                                                            --                --              1.73
Band 25                                                            --                --              1.75
Band 0                                                        478,140           269,966              1.77
                                                       ---------------   ---------------
 Total                                                 $    4,093,339         2,431,935
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       11,933
Mortality & expense charges                                                                       (26,372)
                                                                                           ---------------
Net investment income (loss)                                                                      (14,439)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          137,203
Realized gain distributions                                                                        77,632
Net change in unrealized appreciation (depreciation)                                             (109,557)
                                                                                           ---------------
Net gain (loss)                                                                                   105,278
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       90,839
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (14,439)   $           (13,106)
Net realized gain (loss)                                                   137,203                107,208
Realized gain distributions                                                 77,632                119,689
Net change in unrealized appreciation (depreciation)                      (109,557)               (72,968)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           90,839                140,823
                                                               --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                 2,601,534              1,107,459
Cost of units redeemed                                                  (1,687,619)              (477,464)
Account charges                                                             (1,964)                (1,369)
                                                               --------------------   --------------------
Increase (decrease)                                                        911,951                628,626
                                                               --------------------   --------------------

Net increase (decrease)                                                  1,002,790                769,449
Net assets, beginning                                                    3,090,549              2,321,100
                                                               --------------------   --------------------
Net assets, ending                                             $         4,093,339    $         3,090,549
                                                               ====================   ====================

Units sold                                                               1,605,785                693,790
Units redeemed                                                          (1,029,210)              (317,029)
                                                               --------------------   --------------------
Net increase (decrease)                                                    576,575                376,761
Units outstanding, beginning                                             1,855,360              1,478,599
                                                               --------------------   --------------------
Units outstanding, ending                                                2,431,935              1,855,360
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,492,022
Cost of units redeemed/account charges                                                         (3,101,859)
Net investment income (loss)                                                                      (43,243)
Net realized gain (loss)                                                                          300,672
Realized gain distributions                                                                       299,322
Net change in unrealized appreciation (depreciation)                                              146,425
                                                                                      --------------------
Net assets                                                                            $         4,093,339
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67              2,162    $         3,615               1.25%               2.3%
12/31/2015                   1.63              1,079              1,763               1.25%               5.1%
12/31/2014                   1.56              1,059              1,647               1.25%              12.5%
12/31/2013                   1.38                892              1,232               1.25%              31.1%
12/31/2012                   1.05                472                498               1.25%               5.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               1.00%               2.6%
12/31/2015                   1.65                  0                  0               1.00%               5.3%
12/31/2014                   1.57                  0                  0               1.00%              12.8%
12/31/2013                   1.39                  0                  0               1.00%              31.4%
12/31/2012                   1.06                  0                  0               1.00%               5.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.75%               2.8%
12/31/2015                   1.66                  0                  0               0.75%               5.6%
12/31/2014                   1.58                  0                  0               0.75%              13.1%
12/31/2013                   1.39                  0                  0               0.75%              31.7%
12/31/2012                   1.06                  0                  0               0.75%               5.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.50%               3.1%
12/31/2015                   1.68                  0                  0               0.50%               5.9%
12/31/2014                   1.59                  0                  0               0.50%              13.4%
12/31/2013                   1.40                  0                  0               0.50%              32.1%
12/31/2012                   1.06                  0                  0               0.50%               5.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.25%               3.3%
12/31/2015                   1.69                  0                  0               0.25%               6.1%
12/31/2014                   1.60                  0                  0               0.25%              13.7%
12/31/2013                   1.40                  0                  0               0.25%              32.4%
12/31/2012                   1.06                  0                  0               0.25%               6.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                270    $           478               0.00%               3.6%
12/31/2015                   1.71                777              1,328               0.00%               6.4%
12/31/2014                   1.61                419                674               0.00%              14.0%
12/31/2013                   1.41                  0                  0               0.00%              32.7%
12/31/2012                   1.06                  0                  0               0.00%               6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.3%
                 2014                                   0.3%
                 2013                                   0.5%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PIONEER FUNDAMENTAL GROWTH FUND Y CLASS - 723695409

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   14,930,932    $   15,046,696           773,111
                                                                         ===============   ===============
Receivables: investments sold                                  36,510
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   14,967,442
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,172,103         8,364,222    $         1.69
Band 100                                                           --                --              1.71
Band 75                                                            --                --              1.73
Band 50                                                            --                --              1.75
Band 25                                                            --                --              1.77
Band 0                                                        795,339           443,179              1.79
                                                       ---------------   ---------------
 Total                                                 $   14,967,442         8,807,401
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       87,375
Mortality & expense charges                                                                      (124,773)
                                                                                           ---------------
Net investment income (loss)                                                                      (37,398)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          230,304
Realized gain distributions                                                                       256,153
Net change in unrealized appreciation (depreciation)                                             (228,735)
                                                                                           ---------------
Net gain (loss)                                                                                   257,722
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      220,324
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (37,398)   $           (10,584)
Net realized gain (loss)                                                   230,304                 76,523
Realized gain distributions                                                256,153                256,034
Net change in unrealized appreciation (depreciation)                      (228,735)              (239,140)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          220,324                 82,833
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                12,884,923              5,027,085
Cost of units redeemed                                                  (4,651,986)              (451,311)
Account charges                                                               (888)                  (340)
                                                               --------------------   --------------------
Increase (decrease)                                                      8,232,049              4,575,434
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,452,373              4,658,267
Net assets, beginning                                                    6,515,069              1,856,802
                                                               --------------------   --------------------
Net assets, ending                                             $        14,967,442    $         6,515,069
                                                               ====================   ====================

Units sold                                                               7,602,130              3,050,977
Units redeemed                                                          (2,743,562)              (287,967)
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,858,568              2,763,010
Units outstanding, beginning                                             3,948,833              1,185,823
                                                               --------------------   --------------------
Units outstanding, ending                                                8,807,401              3,948,833
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        19,930,769
Cost of units redeemed/account charges                                                         (5,794,504)
Net investment income (loss)                                                                      (67,087)
Net realized gain (loss)                                                                          400,527
Realized gain distributions                                                                       613,501
Net change in unrealized appreciation (depreciation)                                             (115,764)
                                                                                      --------------------
Net assets                                                                            $        14,967,442
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69              8,364    $        14,172               1.25%               2.7%
12/31/2015                   1.65              3,949              6,515               1.25%               5.4%
12/31/2014                   1.57              1,186              1,857               1.25%              12.8%
12/31/2013                   1.39              1,297              1,800               1.25%              31.5%
12/31/2012                   1.06                  4                  4               1.25%               5.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               1.00%               3.0%
12/31/2015                   1.66                  0                  0               1.00%               5.6%
12/31/2014                   1.58                  0                  0               1.00%              13.1%
12/31/2013                   1.39                  0                  0               1.00%              31.8%
12/31/2012                   1.06                  0                  0               1.00%               5.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.75%               3.2%
12/31/2015                   1.68                  0                  0               0.75%               5.9%
12/31/2014                   1.59                  0                  0               0.75%              13.4%
12/31/2013                   1.40                  0                  0               0.75%              32.2%
12/31/2012                   1.06                  0                  0               0.75%               5.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.50%               3.5%
12/31/2015                   1.70                  0                  0               0.50%               6.2%
12/31/2014                   1.60                  0                  0               0.50%              13.7%
12/31/2013                   1.40                  0                  0               0.50%              32.5%
12/31/2012                   1.06                  0                  0               0.50%               6.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.25%               3.7%
12/31/2015                   1.71                  0                  0               0.25%               6.4%
12/31/2014                   1.61                  0                  0               0.25%              13.9%
12/31/2013                   1.41                  0                  0               0.25%              32.8%
12/31/2012                   1.06                  0                  0               0.25%               6.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                443    $           795               0.00%               4.0%
12/31/2015                   1.73                  0                  0               0.00%               6.7%
12/31/2014                   1.62                  0                  0               0.00%              14.2%
12/31/2013                   1.42                  0                  0               0.00%              33.2%
12/31/2012                   1.06                  0                  0               0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.9%
                 2014                                   0.5%
                 2013                                   1.0%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIONEER HIGH YIELD FUND A CLASS - 72369B109

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      704,396    $      690,619            74,149
                                                                         ===============   ===============
Receivables: investments sold                                      23
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      704,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      420,835           350,960    $         1.20
Band 100                                                      151,351           124,925              1.21
Band 75                                                            --                --              1.22
Band 50                                                       132,233           106,920              1.24
Band 25                                                            --                --              1.25
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $      704,419           582,805
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       37,979
Mortality & expense charges                                                                        (7,914)
                                                                                           ---------------
Net investment income (loss)                                                                       30,065
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (15,019)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               74,072
                                                                                           ---------------
Net gain (loss)                                                                                    59,053
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       89,118
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            30,065    $            13,505
Net realized gain (loss)                                                   (15,019)               (15,982)
Realized gain distributions                                                     --                  5,915
Net change in unrealized appreciation (depreciation)                        74,072                (46,061)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           89,118                (42,623)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    82,830                815,594
Cost of units redeemed                                                    (279,067)              (122,585)
Account charges                                                             (1,017)                   (96)
                                                               --------------------   --------------------
Increase (decrease)                                                       (197,254)               692,913
                                                               --------------------   --------------------
Net increase (decrease)                                                   (108,136)               650,290
Net assets, beginning                                                      812,555                162,265
                                                               --------------------   --------------------
Net assets, ending                                             $           704,419    $           812,555
                                                               ====================   ====================

Units sold                                                                  87,993                728,654
Units redeemed                                                            (265,410)              (109,800)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (177,417)               618,854
Units outstanding, beginning                                               760,222                141,368
                                                               --------------------   --------------------
Units outstanding, ending                                                  582,805                760,222
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,609,662
Cost of units redeemed/account charges                                                           (978,280)
Net investment income (loss)                                                                       59,667
Net realized gain (loss)                                                                          (32,152)
Realized gain distributions                                                                        31,745
Net change in unrealized appreciation (depreciation)                                               13,777
                                                                                      --------------------
Net assets                                                                            $           704,419
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                351    $           421               1.25%              12.8%
12/31/2015                   1.06                444                472               1.25%              -6.1%
12/31/2014                   1.13                 20                 23               1.25%              -1.4%
12/31/2013                   1.15                476                546               1.25%              10.9%
12/31/2012                   1.04                  0                  0               1.25%               3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                125    $           151               1.00%              13.0%
12/31/2015                   1.07                228                244               1.00%              -5.8%
12/31/2014                   1.14                  0                  0               1.00%              -1.2%
12/31/2013                   1.15                  0                  0               1.00%              11.2%
12/31/2012                   1.04                  0                  0               1.00%               3.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.75%              13.3%
12/31/2015                   1.08                  0                  0               0.75%              -5.6%
12/31/2014                   1.14                  0                  0               0.75%              -0.9%
12/31/2013                   1.15                  0                  0               0.75%              11.5%
12/31/2012                   1.04                  0                  0               0.75%               3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                107    $           132               0.50%              13.6%
12/31/2015                   1.09                 89                 96               0.50%              -5.4%
12/31/2014                   1.15                121                139               0.50%              -0.7%
12/31/2013                   1.16                118                137               0.50%              11.8%
12/31/2012                   1.04                  0                  0               0.50%               3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.25%              13.9%
12/31/2015                   1.10                  0                  0               0.25%              -5.1%
12/31/2014                   1.16                  0                  0               0.25%              -0.4%
12/31/2013                   1.16                  0                  0               0.25%              12.0%
12/31/2012                   1.04                  0                  0               0.25%               3.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%              14.2%
12/31/2015                   1.11                  0                  0               0.00%              -4.9%
12/31/2014                   1.16                  0                  0               0.00%              -0.2%
12/31/2013                   1.16                  0                  0               0.00%              12.3%
12/31/2012                   1.04                  0                  0               0.00%               3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.0%
                 2015                                   3.3%
                 2014                                   1.9%
                 2013                                   3.5%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIONEER HIGH YIELD FUND Y CLASS - 72369B406

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       43,280    $       42,526             4,877
                                                                         ===============   ===============
Receivables: investments sold                                   3,104
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       46,384
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       46,384            38,164    $         1.22
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.25
Band 25                                                            --                --              1.27
Band 0                                                             --                --              1.28
                                                       ---------------   ---------------
 Total                                                 $       46,384            38,164
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,502
Mortality & expense charges                                                                          (338)
                                                                                           ---------------
Net investment income (loss)                                                                        1,164
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (20)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,177
                                                                                           ---------------
Net gain (loss)                                                                                     2,157
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,321
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,164    $               307
Net realized gain (loss)                                                       (20)                   (61)
Realized gain distributions                                                     --                     65
Net change in unrealized appreciation (depreciation)                         2,177                   (923)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,321                   (612)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    33,362                  5,490
Cost of units redeemed                                                         (26)                  (316)
Account charges                                                                 (6)                   (40)
                                                               --------------------   --------------------
Increase (decrease)                                                         33,330                  5,134
                                                               --------------------   --------------------
Net increase (decrease)                                                     36,651                  4,522
Net assets, beginning                                                        9,733                  5,211
                                                               --------------------   --------------------
Net assets, ending                                             $            46,384    $             9,733
                                                               ====================   ====================

Units sold                                                                  29,144                  4,814
Units redeemed                                                                 (37)                  (325)
                                                               --------------------   --------------------
Net increase (decrease)                                                     29,107                  4,489
Units outstanding, beginning                                                 9,057                  4,568
                                                               --------------------   --------------------
Units outstanding, ending                                                   38,164                  9,057
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            44,346
Cost of units redeemed/account charges                                                               (451)
Net investment income (loss)                                                                        1,534
Net realized gain (loss)                                                                              (84)
Realized gain distributions                                                                           285
Net change in unrealized appreciation (depreciation)                                                  754
                                                                                      --------------------
Net assets                                                                            $            46,384
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                 38    $            46               1.25%              13.1%
12/31/2015                   1.07                  9                 10               1.25%              -5.8%
12/31/2014                   1.14                  5                  5               1.25%              -1.1%
12/31/2013                   1.15                  0                  0               1.25%              11.3%
12/31/2012                   1.04                  0                  0               1.25%               3.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%              13.4%
12/31/2015                   1.08                  0                  0               1.00%              -5.6%
12/31/2014                   1.15                  0                  0               1.00%              -0.9%
12/31/2013                   1.16                  0                  0               1.00%              11.5%
12/31/2012                   1.04                  0                  0               1.00%               3.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%              13.7%
12/31/2015                   1.09                  0                  0               0.75%              -5.3%
12/31/2014                   1.15                  0                  0               0.75%              -0.6%
12/31/2013                   1.16                  0                  0               0.75%              11.8%
12/31/2012                   1.04                  0                  0               0.75%               3.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.50%              13.9%
12/31/2015                   1.10                  0                  0               0.50%              -5.1%
12/31/2014                   1.16                  0                  0               0.50%              -0.4%
12/31/2013                   1.16                  0                  0               0.50%              12.1%
12/31/2012                   1.04                  0                  0               0.50%               3.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%              14.2%
12/31/2015                   1.11                  0                  0               0.25%              -4.9%
12/31/2014                   1.17                  0                  0               0.25%              -0.1%
12/31/2013                   1.17                  0                  0               0.25%              12.4%
12/31/2012                   1.04                  0                  0               0.25%               3.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.00%              14.5%
12/31/2015                   1.12                  0                  0               0.00%              -4.6%
12/31/2014                   1.17                  0                  0               0.00%               0.1%
12/31/2013                   1.17                  0                  0               0.00%              12.7%
12/31/2012                   1.04                  0                  0               0.00%               3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   5.4%
                 2015                                   5.4%
                 2014                                   3.2%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      420,274    $      418,638            17,044
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,263)
                                                       ---------------
Net assets                                             $      414,011
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      251,992           149,385    $         1.69
Band 100                                                      162,019            95,063              1.70
Band 75                                                            --                --              1.72
Band 50                                                            --                --              1.74
Band 25                                                            --                --              1.76
Band 0                                                             --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $      414,011           244,448
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,809
Mortality & expense charges                                                                        (3,769)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,960)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,299)
Realized gain distributions                                                                        24,030
Net change in unrealized appreciation (depreciation)                                               31,317
                                                                                           ---------------
Net gain (loss)                                                                                    51,048
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       49,088
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,960)   $               381
Net realized gain (loss)                                                    (4,299)                   (55)
Realized gain distributions                                                 24,030                 19,719
Net change in unrealized appreciation (depreciation)                        31,317                (29,698)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           49,088                 (9,653)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   192,364                268,195
Cost of units redeemed                                                     (43,726)               (42,692)
Account charges                                                               (156)                    (3)
                                                               --------------------   --------------------
Increase (decrease)                                                        148,482                225,500
                                                               --------------------   --------------------
Net increase (decrease)                                                    197,570                215,847
Net assets, beginning                                                      216,441                    594
                                                               --------------------   --------------------
Net assets, ending                                             $           414,011    $           216,441
                                                               ====================   ====================

Units sold                                                                 126,339                236,772
Units redeemed                                                             (28,801)               (90,235)
                                                               --------------------   --------------------
Net increase (decrease)                                                     97,538                146,537
Units outstanding, beginning                                               146,910                    373
                                                               --------------------   --------------------
Units outstanding, ending                                                  244,448                146,910
                                                              ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           461,098
Cost of units redeemed/account charges                                                            (86,577)
Net investment income (loss)                                                                       (1,578)
Net realized gain (loss)                                                                           (4,354)
Realized gain distributions                                                                        43,786
Net change in unrealized appreciation (depreciation)                                                1,636
                                                                                      --------------------
Net assets                                                                            $           414,011
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                149    $           252               1.25%              14.7%
12/31/2015                   1.47                120                176               1.25%              -7.6%
12/31/2014                   1.59                  0                  1               1.25%              13.3%
12/31/2013                   1.40                  0                  0               1.25%              31.3%
12/31/2012                   1.07                  0                  0               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                 95    $           162               1.00%              14.9%
12/31/2015                   1.48                 27                 41               1.00%              -7.4%
12/31/2014                   1.60                  0                  0               1.00%              13.6%
12/31/2013                   1.41                  0                  0               1.00%              31.6%
12/31/2012                   1.07                  0                  0               1.00%               7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.75%              15.2%
12/31/2015                   1.49                  0                  0               0.75%              -7.1%
12/31/2014                   1.61                  0                  0               0.75%              13.9%
12/31/2013                   1.41                  0                  0               0.75%              31.9%
12/31/2012                   1.07                  0                  0               0.75%               7.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.50%              15.5%
12/31/2015                   1.51                  0                  0               0.50%              -6.9%
12/31/2014                   1.62                  0                  0               0.50%              14.2%
12/31/2013                   1.42                  0                  0               0.50%              32.3%
12/31/2012                   1.07                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.25%              15.8%
12/31/2015                   1.52                  0                  0               0.25%              -6.7%
12/31/2014                   1.63                  0                  0               0.25%              14.4%
12/31/2013                   1.42                  0                  0               0.25%              32.6%
12/31/2012                   1.07                  0                  0               0.25%               7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.00%              16.1%
12/31/2015                   1.53                  0                  0               0.00%              -6.4%
12/31/2014                   1.63                  0                  0               0.00%              14.7%
12/31/2013                   1.42                  0                  0               0.00%              32.9%
12/31/2012                   1.07                  0                  0               0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.7%
                 2014                                   0.5%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      194,496    $      173,897             7,408
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,020)
                                                       ---------------
Net assets                                             $      192,476
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      192,476           112,616    $         1.71
Band 100                                                           --                --              1.73
Band 75                                                            --                --              1.74
Band 50                                                            --                --              1.76
Band 25                                                            --                --              1.78
Band 0                                                             --                --              1.80
                                                       ---------------   ---------------
 Total                                                 $      192,476           112,616
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,223
Mortality & expense charges                                                                        (1,716)
                                                                                           ---------------
Net investment income (loss)                                                                         (493)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (583)
Realized gain distributions                                                                        10,403
Net change in unrealized appreciation (depreciation)                                               22,918
                                                                                           ---------------
Net gain (loss)                                                                                    32,738
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       32,245
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (493)   $                 7
Net realized gain (loss)                                                      (583)                    (1)
Realized gain distributions                                                 10,403                  1,318
Net change in unrealized appreciation (depreciation)                        22,918                 (2,319)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           32,245                   (995)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   150,900                 16,589
Cost of units redeemed                                                      (6,184)                   (78)
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        144,715                 16,511
                                                               --------------------   --------------------
Net increase (decrease)                                                    176,960                 15,516
Net assets, beginning                                                       15,516                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           192,476    $            15,516
                                                               ====================   ====================

Units sold                                                                 106,067                 10,497
Units redeemed                                                              (3,890)                   (58)
                                                               --------------------   --------------------
Net increase (decrease)                                                    102,177                 10,439
Units outstanding, beginning                                                10,439                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  112,616                 10,439
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           167,489
Cost of units redeemed/account charges                                                             (6,263)
Net investment income (loss)                                                                         (486)
Net realized gain (loss)                                                                             (584)
Realized gain distributions                                                                        11,721
Net change in unrealized appreciation (depreciation)                                               20,599
                                                                                      --------------------
Net assets                                                                            $           192,476
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                113    $           192               1.25%              15.0%
12/31/2015                   1.49                 10                 16               1.25%              -7.3%
12/31/2014                   1.60                  0                  0               1.25%              13.7%
12/31/2013                   1.41                  0                  0               1.25%              31.8%
12/31/2012                   1.07                  0                  0               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               1.00%              15.3%
12/31/2015                   1.50                  0                  0               1.00%              -7.1%
12/31/2014                   1.61                  0                  0               1.00%              14.0%
12/31/2013                   1.41                  0                  0               1.00%              32.1%
12/31/2012                   1.07                  0                  0               1.00%               7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                  0    $             0               0.75%              15.6%
12/31/2015                   1.51                  0                  0               0.75%              -6.9%
12/31/2014                   1.62                  0                  0               0.75%              14.3%
12/31/2013                   1.42                  0                  0               0.75%              32.5%
12/31/2012                   1.07                  0                  0               0.75%               7.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               0.50%              15.8%
12/31/2015                   1.52                  0                  0               0.50%              -6.6%
12/31/2014                   1.63                  0                  0               0.50%              14.6%
12/31/2013                   1.42                  0                  0               0.50%              32.8%
12/31/2012                   1.07                  0                  0               0.50%               7.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.25%              16.1%
12/31/2015                   1.53                  0                  0               0.25%              -6.4%
12/31/2014                   1.64                  0                  0               0.25%              14.9%
12/31/2013                   1.43                  0                  0               0.25%              33.1%
12/31/2012                   1.07                  0                  0               0.25%               7.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                  0    $             0               0.00%              16.4%
12/31/2015                   1.55                  0                  0               0.00%              -6.2%
12/31/2014                   1.65                  0                  0               0.00%              15.2%
12/31/2013                   1.43                  0                  0               0.00%              33.5%
12/31/2012                   1.07                  0                  0               0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,381,381    $    1,362,954            39,449
                                                                         ===============   ===============
Receivables: investments sold                                   2,886
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,384,267
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,055,275           629,301    $         1.68
Band 100                                                           --                --              1.69
Band 75                                                            --                --              1.71
Band 50                                                            --                --              1.73
Band 25                                                            --                --              1.75
Band 0                                                        328,992           186,339              1.77
                                                       ---------------   ---------------
 Total                                                 $    1,384,267           815,640
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (7,717)
                                                                                           ---------------
Net investment income (loss)                                                                       (7,717)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (53,866)
Realized gain distributions                                                                        24,534
Net change in unrealized appreciation (depreciation)                                               69,561
                                                                                           ---------------
Net gain (loss)                                                                                    40,229
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       32,512
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (7,717)   $            (7,294)
Net realized gain (loss)                                                   (53,866)                (8,203)
Realized gain distributions                                                 24,534                 49,393
Net change in unrealized appreciation (depreciation)                        69,561                (41,756)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           32,512                 (7,860)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,570,697                595,096
Cost of units redeemed                                                    (839,360)               (94,310)
Account charges                                                               (154)                (1,096)
                                                               --------------------   --------------------
Increase (decrease)                                                        731,183                499,690
                                                               --------------------   --------------------
Net increase (decrease)                                                    763,695                491,830
Net assets, beginning                                                      620,572                128,742
                                                               --------------------   --------------------
Net assets, ending                                             $         1,384,267    $           620,572
                                                               ====================   ====================

Units sold                                                                 965,388                362,326
Units redeemed                                                            (527,954)               (62,673)
                                                               --------------------   --------------------
Net increase (decrease)                                                    437,434                299,653
Units outstanding, beginning                                               378,206                 78,553
                                                               --------------------   --------------------
Units outstanding, ending                                                  815,640                378,206
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,288,322
Cost of units redeemed/account charges                                                           (935,585)
Net investment income (loss)                                                                      (15,418)
Net realized gain (loss)                                                                          (62,056)
Realized gain distributions                                                                        90,577
Net change in unrealized appreciation (depreciation)                                               18,427
                                                                                      --------------------
Net assets                                                                            $         1,384,267
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                629    $         1,055               1.25%               2.2%
12/31/2015                   1.64                378                621               1.25%               0.1%
12/31/2014                   1.64                 79                129               1.25%               7.7%
12/31/2013                   1.52                  0                  0               1.25%              42.6%
12/31/2012                   1.07                  0                  0               1.25%               6.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               1.00%               2.5%
12/31/2015                   1.65                  0                  0               1.00%               0.4%
12/31/2014                   1.65                  0                  0               1.00%               8.0%
12/31/2013                   1.53                  0                  0               1.00%              43.0%
12/31/2012                   1.07                  0                  0               1.00%               6.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.75%               2.7%
12/31/2015                   1.67                  0                  0               0.75%               0.6%
12/31/2014                   1.66                  0                  0               0.75%               8.2%
12/31/2013                   1.53                  0                  0               0.75%              43.3%
12/31/2012                   1.07                  0                  0               0.75%               6.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.50%               3.0%
12/31/2015                   1.68                  0                  0               0.50%               0.9%
12/31/2014                   1.67                  0                  0               0.50%               8.5%
12/31/2013                   1.53                  0                  0               0.50%              43.7%
12/31/2012                   1.07                  0                  0               0.50%               6.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.25%               3.2%
12/31/2015                   1.69                  0                  0               0.25%               1.1%
12/31/2014                   1.67                  0                  0               0.25%               8.8%
12/31/2013                   1.54                  0                  0               0.25%              44.0%
12/31/2012                   1.07                  0                  0               0.25%               6.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                186    $           329               0.00%               3.5%
12/31/2015                   1.71                  0                  0               0.00%               1.4%
12/31/2014                   1.68                  0                  0               0.00%               9.0%
12/31/2013                   1.54                  0                  0               0.00%              44.4%
12/31/2012                   1.07                  0                  0               0.00%               6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,366,248    $   10,844,691           436,632
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (79,190)
                                                       ---------------
Net assets                                             $   10,287,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,287,058         3,385,926    $         3.04
Band 100                                                           --                --              3.14
Band 75                                                            --                --              3.25
Band 50                                                            --                --              3.36
Band 25                                                            --                --              3.47
Band 0                                                             --                --              3.89
                                                       ---------------   ---------------
 Total                                                 $   10,287,058         3,385,926
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (126,400)
                                                                                           ---------------
Net investment income (loss)                                                                     (126,400)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (70,136)
Realized gain distributions                                                                     1,349,557
Net change in unrealized appreciation (depreciation)                                             (957,021)
                                                                                           ---------------
Net gain (loss)                                                                                   322,400
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      196,000
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (126,400)   $          (147,093)
Net realized gain (loss)                                                   (70,136)               257,081
Realized gain distributions                                              1,349,557              1,309,460
Net change in unrealized appreciation (depreciation)                      (957,021)            (1,347,727)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          196,000                 71,721
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,198,187                776,100
Cost of units redeemed                                                  (2,029,167)            (1,791,536)
Account charges                                                             (2,791)                (2,480)
                                                               --------------------   --------------------
Increase (decrease)                                                       (833,771)            (1,017,916)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (637,771)              (946,195)
Net assets, beginning                                                   10,924,829             11,871,024
                                                               --------------------   --------------------
Net assets, ending                                             $        10,287,058    $        10,924,829
                                                               ====================   ====================

Units sold                                                                 429,875                277,685
Units redeemed                                                            (727,893)              (611,420)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (298,018)              (333,735)
Units outstanding, beginning                                             3,683,944              4,017,679
                                                               --------------------   --------------------
Units outstanding, ending                                                3,385,926              3,683,944
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        85,134,025
Cost of units redeemed/account charges                                                        (85,101,142)
Net investment income (loss)                                                                     (287,142)
Net realized gain (loss)                                                                        1,303,660
Realized gain distributions                                                                     9,716,100
Net change in unrealized appreciation (depreciation)                                             (478,443)
                                                                                      --------------------
Net assets                                                                            $        10,287,058
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.04              3,386    $        10,287               1.25%               2.5%
12/31/2015                   2.97              3,684             10,925               1.25%               0.4%
12/31/2014                   2.95              4,018             11,871               1.25%               8.1%
12/31/2013                   2.73              4,558             12,461               1.25%              40.7%
12/31/2012                   1.94              5,400             10,493               1.25%               5.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.14                  0    $             0               1.00%               2.7%
12/31/2015                   3.06                  0                  0               1.00%               0.6%
12/31/2014                   3.04                  0                  0               1.00%               8.3%
12/31/2013                   2.81                  0                  0               1.00%              41.0%
12/31/2012                   1.99                  0                  0               1.00%               6.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.25                  0    $             0               0.75%               3.0%
12/31/2015                   3.15                  0                  0               0.75%               0.9%
12/31/2014                   3.13                  0                  0               0.75%               8.6%
12/31/2013                   2.88                  0                  0               0.75%              41.4%
12/31/2012                   2.04                  0                  0               0.75%               6.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.36                  0    $             0               0.50%               3.2%
12/31/2015                   3.25                  0                  0               0.50%               1.1%
12/31/2014                   3.21                  0                  0               0.50%               8.9%
12/31/2013                   2.95                  0                  0               0.50%              41.7%
12/31/2012                   2.08                  0                  0               0.50%               6.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.47                  0    $             0               0.25%               3.5%
12/31/2015                   3.35                  0                  0               0.25%               1.4%
12/31/2014                   3.31                  0                  0               0.25%               9.2%
12/31/2013                   3.03                  0                  0               0.25%              42.1%
12/31/2012                   2.13                  0                  0               0.25%               6.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.89                  0    $             0               0.00%               3.7%
12/31/2015                   3.75                  0                  0               0.00%               1.6%
12/31/2014                   3.69                  0                  0               0.00%               9.4%
12/31/2013                   3.38                  0                  0               0.00%              42.5%
12/31/2012                   2.37                  0                  0               0.00%               7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PIONEER STRATEGIC INCOME FUND A CLASS - 723884102

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,008,903    $    1,015,387            95,213
                                                                         ===============   ===============
Receivables: investments sold                                   2,269
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,011,172
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,011,172           866,266    $         1.17
Band 100                                                           --                --              1.18
Band 75                                                            --                --              1.20
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $    1,011,172           866,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       34,384
Mortality & expense charges                                                                       (12,113)
                                                                                           ---------------
Net investment income (loss)                                                                       22,271
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (52,114)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               89,161
                                                                                           ---------------
Net gain (loss)                                                                                    37,047
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       59,318
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            22,271    $            38,736
Net realized gain (loss)                                                   (52,114)               (35,825)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        89,161                (47,999)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           59,318                (45,088)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   377,454                501,137
Cost of units redeemed                                                    (895,165)              (478,987)
Account charges                                                               (449)                (1,924)
                                                               --------------------   --------------------
Increase (decrease)                                                       (518,160)                20,226
                                                               --------------------   --------------------
Net increase (decrease)                                                   (458,842)               (24,862)
Net assets, beginning                                                    1,470,014              1,494,876
                                                               --------------------   --------------------
Net assets, ending                                             $         1,011,172    $         1,470,014
                                                               ====================   ====================

Units sold                                                                 332,631                453,912
Units redeemed                                                            (801,325)              (441,929)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (468,694)                11,983
Units outstanding, beginning                                             1,334,960              1,322,977
                                                               --------------------   --------------------
Units outstanding, ending                                                  866,266              1,334,960
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,507,013
Cost of units redeemed/account charges                                                         (2,554,631)
Net investment income (loss)                                                                      127,582
Net realized gain (loss)                                                                          (97,300)
Realized gain distributions                                                                        34,992
Net change in unrealized appreciation (depreciation)                                               (6,484)
                                                                                      --------------------
Net assets                                                                            $         1,011,172
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                866    $         1,011               1.25%               6.3%
12/31/2015                   1.10              1,268              1,392               1.25%              -2.7%
12/31/2014                   1.13              1,280              1,444               1.25%               3.3%
12/31/2013                   1.09              1,082              1,182               1.25%               0.2%
12/31/2012                   1.09                376                410               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               1.00%               6.6%
12/31/2015                   1.11                  0                  0               1.00%              -2.4%
12/31/2014                   1.14                  0                  0               1.00%               3.6%
12/31/2013                   1.10                  0                  0               1.00%               0.5%
12/31/2012                   1.09                  0                  0               1.00%              10.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.75%               6.8%
12/31/2015                   1.12                  0                  0               0.75%              -2.2%
12/31/2014                   1.15                  0                  0               0.75%               3.8%
12/31/2013                   1.11                  0                  0               0.75%               0.7%
12/31/2012                   1.10                  0                  0               0.75%              10.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%               7.1%
12/31/2015                   1.14                  0                  0               0.50%              -2.0%
12/31/2014                   1.16                  0                  0               0.50%               4.1%
12/31/2013                   1.11                  0                  0               0.50%               1.0%
12/31/2012                   1.10                  0                  0               0.50%              10.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               7.4%
12/31/2015                   1.15                  0                  0               0.25%              -1.7%
12/31/2014                   1.17                  0                  0               0.25%               4.4%
12/31/2013                   1.12                  0                  0               0.25%               1.2%
12/31/2012                   1.11                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.00%               7.6%
12/31/2015                   1.16                 67                 78               0.00%              -1.5%
12/31/2014                   1.18                 43                 51               0.00%               4.6%
12/31/2013                   1.13                  0                  0               0.00%               1.5%
12/31/2012                   1.11                  0                  0               0.00%              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   4.0%
                 2014                                   4.1%
                 2013                                   4.5%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PIONEER STRATEGIC INCOME FUND Y CLASS - 723884409

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,279,981    $    1,264,970           120,599
                                                                         ===============   ===============
Receivables: investments sold                                     790
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,280,771
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,265,777         1,217,549    $         1.04
Band 100                                                           --                --              1.04
Band 75                                                            --                --              1.05
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.05
Band 0                                                         14,994            14,173              1.06
                                                       ---------------   ---------------
 Total                                                 $    1,280,771         1,231,722
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       39,807
Mortality & expense charges                                                                       (13,200)
                                                                                           ---------------
Net investment income (loss)                                                                       26,607
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              993
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               35,717
                                                                                           ---------------
Net gain (loss)                                                                                    36,710
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       63,317
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            26,607    $             5,626
Net realized gain (loss)                                                       993                   (582)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        35,717                (20,706)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           63,317                (15,662)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   680,230                798,680
Cost of units redeemed                                                    (211,900)               (29,197)
Account charges                                                             (3,482)                (1,215)
                                                               --------------------   --------------------
Increase (decrease)                                                        464,848                768,268
                                                               --------------------   --------------------
Net increase (decrease)                                                    528,165                752,606
Net assets, beginning                                                      752,606                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,280,771    $           752,606
                                                               ====================   ====================

Units sold                                                                 675,189                814,102
Units redeemed                                                            (215,456)               (42,113)
                                                               --------------------   --------------------
Net increase (decrease)                                                    459,733                771,989
Units outstanding, beginning                                               771,989                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,231,722                771,989
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,478,910
Cost of units redeemed/account charges                                                           (245,794)
Net investment income (loss)                                                                       32,233
Net realized gain (loss)                                                                              411
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               15,011
                                                                                      --------------------
Net assets                                                                            $         1,280,771
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/7/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04              1,218    $         1,266               1.25%               6.6%
12/31/2015                   0.97                762                743               1.25%              -2.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               1.00%               6.9%
12/31/2015                   0.98                  0                  0               1.00%              -2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.75%               7.2%
12/31/2015                   0.98                  0                  0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               7.4%
12/31/2015                   0.98                  0                  0               0.50%              -2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               7.7%
12/31/2015                   0.98                  0                  0               0.25%              -2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                 14    $            15               0.00%               8.0%
12/31/2015                   0.98                 10                 10               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.9%
                 2015                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PIONEER BOND FUND K CLASS - 723622809 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PIONEER EQUITY INCOME FUND K CLASS - 72366V702 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PIONEER FUNDAMENTAL GROWTH FUND K CLASS - 723695706 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       PIONEER SELECT MID CAP GROWTH FUND K CLASS - 72387W721 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIONEER STRATEGIC INCOME FUND K CLASS - 723884706 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PNC INTERNATIONAL EQUITY FUND A CLASS - 69351J306

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        8,529    $        8,693               465
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        8,529
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        8,529             8,745    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $        8,529             8,745
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           63
Mortality & expense charges                                                                           (14)
                                                                                           ---------------
Net investment income (loss)                                                                           49
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (164)
                                                                                           ---------------
Net gain (loss)                                                                                      (164)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (115)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                49    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                          (164)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (115)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    17,030                     --
Cost of units redeemed                                                      (8,382)                    --
Account charges                                                                 (4)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                          8,644                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,529                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             8,529    $                --
                                                               ====================   ====================

Units sold                                                                  17,376                     --
Units redeemed                                                              (8,631)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,745                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    8,745                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            17,030
Cost of units redeemed/account charges                                                             (8,386)
Net investment income (loss)                                                                           49
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                 (164)
                                                                                      --------------------
Net assets                                                                            $             8,529
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  9    $             9               1.25%              -1.1%
12/31/2015                   0.99                  0                  0               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -0.8%
12/31/2015                   0.99                  0                  0               1.00%              -1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -0.6%
12/31/2015                   0.99                  0                  0               0.75%              -1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -0.3%
12/31/2015                   0.99                  0                  0               0.50%              -1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.1%
12/31/2015                   0.99                  0                  0               0.25%              -1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%               0.2%
12/31/2015                   0.99                  0                  0               0.00%              -1.3%


The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PNC INTERNATIONAL EQUITY FUND I CLASS - 69351J108

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          886    $          878                47
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          886               905    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $          886               905
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                    8
                                                                                           ---------------
Net gain (loss)                                                                                         8
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            8
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                             8                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                                8                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       878                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            878                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        886                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               886    $                --
                                                               ====================   ====================

Units sold                                                                     905                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        905                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      905                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $               878
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                    8
                                                                                      --------------------
Net assets                                                                            $               886
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  1    $             1               1.25%              -0.8%
12/31/2015                   0.99                  0                  0               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -0.5%
12/31/2015                   0.99                  0                  0               1.00%              -1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -0.3%
12/31/2015                   0.99                  0                  0               0.75%              -1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%               0.0%
12/31/2015                   0.99                  0                  0               0.50%              -1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%               0.2%
12/31/2015                   0.99                  0                  0               0.25%              -1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%               0.5%
12/31/2015                   0.99                  0                  0               0.00%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PNC MULTI-FACTOR SMALL CAP CORE FUND A CLASS - 69351J389

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       14,678    $       14,190               620
                                                                         ===============   ===============
Receivables: investments sold                                      14
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       14,692
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       14,692            13,266    $         1.11
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $       14,692            13,266
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           45
Mortality & expense charges                                                                           (22)
                                                                                           ---------------
Net investment income (loss)                                                                           23
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  488
                                                                                           ---------------
Net gain (loss)                                                                                       488
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          511
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                23    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                           488                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              511                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    14,181                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         14,181                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     14,692                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            14,692    $                --
                                                               ====================   ====================

Units sold                                                                  13,266                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,266                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   13,266                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            14,181
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           23
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  488
                                                                                      --------------------
Net assets                                                                            $            14,692
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                 13    $            15               1.25%              15.7%
12/31/2015                   0.96                  0                  0               1.25%              -4.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              16.0%
12/31/2015                   0.96                  0                  0               1.00%              -4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%              16.3%
12/31/2015                   0.96                  0                  0               0.75%              -4.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              16.6%
12/31/2015                   0.96                  0                  0               0.50%              -4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              16.9%
12/31/2015                   0.96                  0                  0               0.25%              -4.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%              17.2%
12/31/2015                   0.96                  0                  0               0.00%              -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PNC MULTI-FACTOR SMALL CAP CORE FUND I CLASS - 69351J413

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       35,061    $       31,915             1,473
                                                                         ===============   ===============
Receivables: investments sold                                      64
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       35,125
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       35,125            31,616    $         1.11
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.13
                                                       ---------------   ---------------
 Total                                                 $       35,125            31,616
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          187
Mortality & expense charges                                                                           (86)
                                                                                           ---------------
Net investment income (loss)                                                                          101
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,146
                                                                                           ---------------
Net gain (loss)                                                                                     3,149
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,250
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               101    $                --
Net realized gain (loss)                                                         3                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         3,146                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,250                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    31,888                     --
Cost of units redeemed                                                         (13)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                         31,875                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     35,125                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            35,125    $                --
                                                               ====================   ====================

Units sold                                                                  31,628                     --
Units redeemed                                                                 (12)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     31,616                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   31,616                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            31,888
Cost of units redeemed/account charges                                                                (13)
Net investment income (loss)                                                                          101
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,146
                                                                                      --------------------
Net assets                                                                            $            35,125
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                 32    $            35               1.25%              16.1%
12/31/2015                   0.96                  0                  0               1.25%              -4.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%              16.4%
12/31/2015                   0.96                  0                  0               1.00%              -4.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%              16.7%
12/31/2015                   0.96                  0                  0               0.75%              -4.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%              17.0%
12/31/2015                   0.96                  0                  0               0.50%              -4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              17.3%
12/31/2015                   0.96                  0                  0               0.25%              -4.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.00%              17.5%
12/31/2015                   0.96                  0                  0               0.00%              -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND A CLASS - 74441P106

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      108,339    $      120,112             9,195
                                                                         ===============   ===============
Receivables: investments sold                                      71
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      108,410
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       74,504            56,393    $         1.32
Band 100                                                       33,906            25,217              1.34
Band 75                                                            --                --              1.37
Band 50                                                            --                --              1.39
Band 25                                                            --                --              1.42
Band 0                                                             --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $      108,410            81,610
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,614
Mortality & expense charges                                                                        (1,385)
                                                                                           ---------------
Net investment income (loss)                                                                          229
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (67,070)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               51,304
                                                                                           ---------------
Net gain (loss)                                                                                   (15,766)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (15,537)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               229    $             1,138
Net realized gain (loss)                                                   (67,070)               (25,907)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        51,304                 (3,867)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (15,537)               (28,636)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    37,237                 68,654
Cost of units redeemed                                                    (149,587)              (145,235)
Account charges                                                                (66)                   (20)
                                                               --------------------   --------------------
Increase (decrease)                                                       (112,416)               (76,601)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (127,953)              (105,237)
Net assets, beginning                                                      236,363                341,600
                                                               --------------------   --------------------
Net assets, ending                                             $           108,410    $           236,363
                                                               ====================   ====================

Units sold                                                                  30,002                 52,173
Units redeemed                                                            (129,758)              (100,746)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (99,756)               (48,573)
Units outstanding, beginning                                               181,366                229,939
                                                               --------------------   --------------------
Units outstanding, ending                                                   81,610                181,366
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           923,841
Cost of units redeemed/account charges                                                           (812,321)
Net investment income (loss)                                                                        2,096
Net realized gain (loss)                                                                          (65,465)
Realized gain distributions                                                                        72,032
Net change in unrealized appreciation (depreciation)                                              (11,773)
                                                                                      --------------------
Net assets                                                                            $           108,410
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                 56    $            75               1.25%               1.7%
12/31/2015                   1.30                147                191               1.25%             -12.4%
12/31/2014                   1.48                199                296               1.25%              -6.8%
12/31/2013                   1.59                253                402               1.25%              27.1%
12/31/2012                   1.25                133                166               1.25%              31.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                 25    $            34               1.00%               2.0%
12/31/2015                   1.32                 33                 43               1.00%             -12.2%
12/31/2014                   1.50                 29                 43               1.00%              -6.6%
12/31/2013                   1.61                  1                  1               1.00%              27.4%
12/31/2012                   1.26                  3                  4               1.00%              32.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.75%               2.2%
12/31/2015                   1.34                  0                  0               0.75%             -11.9%
12/31/2014                   1.52                  0                  0               0.75%              -6.4%
12/31/2013                   1.62                  0                  0               0.75%              27.7%
12/31/2012                   1.27                  0                  0               0.75%              32.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               0.50%               2.5%
12/31/2015                   1.36                  0                  0               0.50%             -11.7%
12/31/2014                   1.54                  0                  0               0.50%              -6.1%
12/31/2013                   1.64                  0                  0               0.50%              28.0%
12/31/2012                   1.28                  0                  0               0.50%              32.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.25%               2.7%
12/31/2015                   1.38                  0                  0               0.25%             -11.5%
12/31/2014                   1.56                  0                  0               0.25%              -5.9%
12/31/2013                   1.66                  0                  0               0.25%              28.4%
12/31/2012                   1.29                  0                  0               0.25%              33.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.00%               3.0%
12/31/2015                   1.40                  1                  2               0.00%             -11.3%
12/31/2014                   1.58                  2                  3               0.00%              -5.7%
12/31/2013                   1.67                  3                  4               0.00%              28.7%
12/31/2012                   1.30                  0                  0               0.00%              33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.5%
                 2014                                   1.4%
                 2013                                   1.2%
                 2012                                   1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND Z CLASS - 74441P403

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      255,998    $      270,270            22,571
                                                                         ===============   ===============
Receivables: investments sold                                  18,019
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      274,017
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      274,017           203,204    $         1.35
Band 100                                                           --                --              1.37
Band 75                                                            --                --              1.40
Band 50                                                            --                --              1.42
Band 25                                                            --                --              1.45
Band 0                                                             --                --              1.47
                                                       ---------------   ---------------
 Total                                                 $      274,017           203,204
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,796
Mortality & expense charges                                                                        (2,009)
                                                                                           ---------------
Net investment income (loss)                                                                        2,787
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (39,835)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               32,579
                                                                                           ---------------
Net gain (loss)                                                                                    (7,256)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (4,469)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,787    $             1,428
Net realized gain (loss)                                                   (39,835)               (43,513)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        32,579                  2,900
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (4,469)               (39,185)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   201,402                 59,663
Cost of units redeemed                                                    (111,678)              (184,217)
Account charges                                                                (22)                   (45)
                                                               --------------------   --------------------
Increase (decrease)                                                         89,702               (124,599)
                                                               --------------------   --------------------
Net increase (decrease)                                                     85,233               (163,784)
Net assets, beginning                                                      188,784                352,568
                                                               --------------------   --------------------
Net assets, ending                                             $           274,017    $           188,784
                                                               ====================   ====================

Units sold                                                                 151,999                 40,920
Units redeemed                                                             (91,674)              (132,443)
                                                               --------------------   --------------------
Net increase (decrease)                                                     60,325                (91,523)
Units outstanding, beginning                                               142,879                234,402
                                                               --------------------   --------------------
Units outstanding, ending                                                  203,204                142,879
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           892,217
Cost of units redeemed/account charges                                                           (616,163)
Net investment income (loss)                                                                        6,701
Net realized gain (loss)                                                                          (57,374)
Realized gain distributions                                                                        62,908
Net change in unrealized appreciation (depreciation)                                              (14,272)
                                                                                      --------------------
Net assets                                                                            $           274,017
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                203    $           274               1.25%               2.1%
12/31/2015                   1.32                143                189               1.25%             -12.2%
12/31/2014                   1.50                234                353               1.25%              -6.6%
12/31/2013                   1.61                214                344               1.25%              27.5%
12/31/2012                   1.26                100                127               1.25%              32.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               1.00%               2.3%
12/31/2015                   1.34                  0                  0               1.00%             -11.9%
12/31/2014                   1.52                  0                  0               1.00%              -6.4%
12/31/2013                   1.63                  0                  0               1.00%              27.8%
12/31/2012                   1.27                  0                  0               1.00%              32.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.75%               2.6%
12/31/2015                   1.36                  0                  0               0.75%             -11.7%
12/31/2014                   1.54                  0                  0               0.75%              -6.1%
12/31/2013                   1.64                  0                  0               0.75%              28.1%
12/31/2012                   1.28                  0                  0               0.75%              32.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.50%               2.8%
12/31/2015                   1.38                  0                  0               0.50%             -11.5%
12/31/2014                   1.56                  0                  0               0.50%              -5.9%
12/31/2013                   1.66                  0                  0               0.50%              28.4%
12/31/2012                   1.29                  0                  0               0.50%              33.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.25%               3.1%
12/31/2015                   1.40                  0                  0               0.25%             -11.3%
12/31/2014                   1.58                  0                  0               0.25%              -5.7%
12/31/2013                   1.68                  0                  0               0.25%              28.8%
12/31/2012                   1.30                  0                  0               0.25%              33.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.00%               3.3%
12/31/2015                   1.42                  0                  0               0.00%             -11.0%
12/31/2014                   1.60                  0                  0               0.00%              -5.4%
12/31/2013                   1.69                  0                  0               0.00%              29.1%
12/31/2012                   1.31                  0                  0               0.00%              33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.5%
                 2014                                   1.7%
                 2013                                   1.6%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND A CLASS - 744336108

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      745,968    $      798,638            33,002
                                                                         ===============   ===============
Receivables: investments sold                                   4,505
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      750,473
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      602,532           379,568    $         1.59
Band 100                                                      147,941            91,672              1.61
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.67
Band 25                                                            --                --              1.70
Band 0                                                             --                --              1.72
                                                       ---------------   ---------------
 Total                                                 $      750,473           471,240
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,338
Mortality & expense charges                                                                       (10,035)
                                                                                           ---------------
Net investment income (loss)                                                                       14,303
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (15,288)
Realized gain distributions                                                                         9,505
Net change in unrealized appreciation (depreciation)                                              (14,575)
                                                                                           ---------------
Net gain (loss)                                                                                   (20,358)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (6,055)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            14,303    $             6,531
Net realized gain (loss)                                                   (15,288)               113,721
Realized gain distributions                                                  9,505                 14,876
Net change in unrealized appreciation (depreciation)                       (14,575)              (141,055)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (6,055)                (5,927)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   192,436                353,536
Cost of units redeemed                                                    (374,175)              (698,009)
Account charges                                                               (438)                  (397)
                                                               --------------------   --------------------
Increase (decrease)                                                       (182,177)              (344,870)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (188,232)              (350,797)
Net assets, beginning                                                      938,705              1,289,502
                                                               --------------------   --------------------
Net assets, ending                                             $           750,473    $           938,705
                                                               ====================   ====================

Units sold                                                                 123,552                470,430
Units redeemed                                                            (237,231)              (665,563)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (113,679)              (195,133)
Units outstanding, beginning                                               584,919                780,052
                                                               --------------------   --------------------
Units outstanding, ending                                                  471,240                584,919
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,969,423
Cost of units redeemed/account charges                                                         (2,463,153)
Net investment income (loss)                                                                       68,578
Net realized gain (loss)                                                                          203,914
Realized gain distributions                                                                        24,381
Net change in unrealized appreciation (depreciation)                                              (52,670)
                                                                                      --------------------
Net assets                                                                            $           750,473
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                380    $           603               1.25%              -0.7%
12/31/2015                   1.60                468                749               1.25%              -1.4%
12/31/2014                   1.62                435                706               1.25%              12.6%
12/31/2013                   1.44                564                813               1.25%               2.3%
12/31/2012                   1.41                423                596               1.25%              25.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                 92    $           148               1.00%              -0.5%
12/31/2015                   1.62                108                174               1.00%              -1.2%
12/31/2014                   1.64                112                183               1.00%              12.9%
12/31/2013                   1.45                  0                  0               1.00%               2.6%
12/31/2012                   1.42                  0                  0               1.00%              25.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%              -0.2%
12/31/2015                   1.64                  0                  0               0.75%              -0.9%
12/31/2014                   1.66                  0                  0               0.75%              13.2%
12/31/2013                   1.47                  0                  0               0.75%               2.8%
12/31/2012                   1.43                  0                  0               0.75%              26.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.50%               0.0%
12/31/2015                   1.67                  0                  0               0.50%              -0.7%
12/31/2014                   1.68                  0                  0               0.50%              13.5%
12/31/2013                   1.48                  0                  0               0.50%               3.1%
12/31/2012                   1.43                  0                  0               0.50%              26.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.25%               0.3%
12/31/2015                   1.69                  0                  0               0.25%              -0.4%
12/31/2014                   1.70                  0                  0               0.25%              13.7%
12/31/2013                   1.49                  0                  0               0.25%               3.4%
12/31/2012                   1.44                  0                  0               0.25%              26.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.00%               0.5%
12/31/2015                   1.71                  9                 16               0.00%              -0.2%
12/31/2014                   1.72                233                400               0.00%              14.0%
12/31/2013                   1.51                  6                 10               0.00%               3.6%
12/31/2012                   1.45                 85                124               0.00%              26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.9%
                 2015                                   1.6%
                 2014                                   3.1%
                 2013                                   1.9%
                 2012                                   3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND Z CLASS - 744336504

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,723,605    $    9,890,102           431,303
                                                                         ===============   ===============
Receivables: investments sold                                 123,061
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    9,846,666
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,500,667         4,631,843    $         1.62
Band 100                                                           --                --              1.65
Band 75                                                            --                --              1.67
Band 50                                                            --                --              1.70
Band 25                                                            --                --              1.73
Band 0                                                      2,345,999         1,334,112              1.76
                                                       ---------------   ---------------
 Total                                                 $    9,846,666         5,965,955
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      312,390
Mortality & expense charges                                                                       (87,230)
                                                                                           ---------------
Net investment income (loss)                                                                      225,160
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           49,825
Realized gain distributions                                                                       118,939
Net change in unrealized appreciation (depreciation)                                             (417,063)
                                                                                           ---------------
Net gain (loss)                                                                                  (248,299)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (23,139)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           225,160    $            81,108
Net realized gain (loss)                                                    49,825                340,901
Realized gain distributions                                                118,939                141,470
Net change in unrealized appreciation (depreciation)                      (417,063)              (627,322)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (23,139)               (63,843)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,008,886              2,947,488
Cost of units redeemed                                                  (2,024,935)            (3,316,716)
Account charges                                                            (23,958)               (24,793)
                                                               --------------------   --------------------
Increase (decrease)                                                        959,993               (394,021)
                                                               --------------------   --------------------
Net increase (decrease)                                                    936,854               (457,864)
Net assets, beginning                                                    8,909,812              9,367,676
                                                               --------------------   --------------------
Net assets, ending                                             $         9,846,666    $         8,909,812
                                                               ====================   ====================

Units sold                                                               1,828,816              1,884,030
Units redeemed                                                          (1,252,067)            (2,082,986)
                                                               --------------------   --------------------
Net increase (decrease)                                                    576,749               (198,956)
Units outstanding, beginning                                             5,389,206              5,588,162
                                                               --------------------   --------------------
Units outstanding, ending                                                5,965,955              5,389,206
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        24,768,538
Cost of units redeemed/account charges                                                        (16,535,007)
Net investment income (loss)                                                                      754,494
Net realized gain (loss)                                                                          764,729
Realized gain distributions                                                                       260,409
Net change in unrealized appreciation (depreciation)                                             (166,497)
                                                                                      --------------------
Net assets                                                                            $         9,846,666
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62              4,632    $         7,501               1.25%              -0.4%
12/31/2015                   1.63              4,126              6,707               1.25%              -1.2%
12/31/2014                   1.64              3,770              6,200               1.25%              13.0%
12/31/2013                   1.46              1,925              2,802               1.25%               2.6%
12/31/2012                   1.42                751              1,065               1.25%              25.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               1.00%              -0.1%
12/31/2015                   1.65                  0                  0               1.00%              -0.9%
12/31/2014                   1.66                  0                  0               1.00%              13.3%
12/31/2013                   1.47                  0                  0               1.00%               2.8%
12/31/2012                   1.43                  0                  0               1.00%              26.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.75%               0.1%
12/31/2015                   1.67                  0                  0               0.75%              -0.7%
12/31/2014                   1.68                  0                  0               0.75%              13.6%
12/31/2013                   1.48                  0                  0               0.75%               3.1%
12/31/2012                   1.44                  0                  0               0.75%              26.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.70                  0    $             0               0.50%               0.4%
12/31/2015                   1.70                  0                  0               0.50%              -0.4%
12/31/2014                   1.70                  0                  0               0.50%              13.8%
12/31/2013                   1.50                  0                  0               0.50%               3.4%
12/31/2012                   1.45                  0                  0               0.50%              26.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                  0    $             0               0.25%               0.6%
12/31/2015                   1.72                  0                  0               0.25%              -0.2%
12/31/2014                   1.72                  0                  0               0.25%              14.1%
12/31/2013                   1.51                  0                  0               0.25%               3.6%
12/31/2012                   1.46                  0                  0               0.25%              27.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76              1,334    $         2,346               0.00%               0.9%
12/31/2015                   1.74              1,264              2,203               0.00%               0.1%
12/31/2014                   1.74              1,819              3,168               0.00%              14.4%
12/31/2013                   1.52              1,978              3,012               0.00%               3.9%
12/31/2012                   1.47              2,259              3,311               0.00%              27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%
                 2015                                   1.8%
                 2014                                   3.5%
                 2013                                   2.3%
                 2012                                   6.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND A CLASS - 74440Y108

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,577,032    $    5,627,378         1,023,771
                                                                         ===============   ===============
Receivables: investments sold                                   2,521
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,579,553
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,995,780         2,652,193    $         1.51
Band 100                                                    1,339,023           874,273              1.53
Band 75                                                            --                --              1.56
Band 50                                                            --                --              1.58
Band 25                                                            --                --              1.61
Band 0                                                        244,750           149,602              1.64
                                                       ---------------   ---------------
 Total                                                 $    5,579,553         3,676,068
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      347,796
Mortality & expense charges                                                                       (61,960)
                                                                                           ---------------
Net investment income (loss)                                                                      285,836
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (135,651)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              558,412
                                                                                           ---------------
Net gain (loss)                                                                                   422,761
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      708,597
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           285,836    $           284,467
Net realized gain (loss)                                                  (135,651)               (67,366)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       558,412               (445,742)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          708,597               (228,641)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,863,599              2,567,122
Cost of units redeemed                                                  (2,363,840)            (2,243,468)
Account charges                                                             (3,168)                (2,472)
                                                               --------------------   --------------------
Increase (decrease)                                                       (503,409)               321,182
                                                               --------------------   --------------------
Net increase (decrease)                                                    205,188                 92,541
Net assets, beginning                                                    5,374,365              5,281,824
                                                               --------------------   --------------------
Net assets, ending                                             $         5,579,553    $         5,374,365
                                                               ====================   ====================

Units sold                                                               1,315,760              1,977,392
Units redeemed                                                          (1,670,568)            (1,754,496)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (354,808)               222,896
Units outstanding, beginning                                             4,030,876              3,807,980
                                                               --------------------   --------------------
Units outstanding, ending                                                3,676,068              4,030,876
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        13,734,935
Cost of units redeemed/account charges                                                         (9,032,846)
Net investment income (loss)                                                                    1,077,985
Net realized gain (loss)                                                                         (150,175)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (50,346)
                                                                                      --------------------
Net assets                                                                            $         5,579,553
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51              2,652    $         3,996               1.25%              13.6%
12/31/2015                   1.33              3,043              4,036               1.25%              -4.1%
12/31/2014                   1.38              3,100              4,286               1.25%               1.3%
12/31/2013                   1.36              3,114              4,250               1.25%               5.6%
12/31/2012                   1.29              1,814              2,344               1.25%              12.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                874    $         1,339               1.00%              13.9%
12/31/2015                   1.34                853              1,148               1.00%              -3.8%
12/31/2014                   1.40                618                864               1.00%               1.6%
12/31/2013                   1.38                  0                  0               1.00%               5.9%
12/31/2012                   1.30                  0                  0               1.00%              13.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.75%              14.2%
12/31/2015                   1.36                  0                  0               0.75%              -3.6%
12/31/2014                   1.41                  0                  0               0.75%               1.8%
12/31/2013                   1.39                  0                  0               0.75%               6.2%
12/31/2012                   1.31                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.50%              14.5%
12/31/2015                   1.38                  0                  0               0.50%              -3.4%
12/31/2014                   1.43                  0                  0               0.50%               2.1%
12/31/2013                   1.40                  0                  0               0.50%               6.4%
12/31/2012                   1.32                  0                  0               0.50%              13.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.25%              14.7%
12/31/2015                   1.40                  0                  0               0.25%              -3.1%
12/31/2014                   1.45                  0                  0               0.25%               2.3%
12/31/2013                   1.41                  0                  0               0.25%               6.7%
12/31/2012                   1.33                  0                  0               0.25%              13.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                150    $           245               0.00%              15.0%
12/31/2015                   1.42                134                191               0.00%              -2.9%
12/31/2014                   1.46                 90                132               0.00%               2.6%
12/31/2013                   1.43                  0                  0               0.00%               7.0%
12/31/2012                   1.33                  0                  0               0.00%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.4%
                 2015                                   6.6%
                 2014                                   6.1%
                 2013                                   6.5%
                 2012                                   6.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND Z CLASS - 74440Y801

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   20,554,492    $   20,476,508         3,760,396
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (22,730)
                                                       ---------------
Net assets                                             $   20,531,762
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   19,245,520        12,543,159    $         1.53
Band 100                                                           --                --              1.56
Band 75                                                            --                --              1.59
Band 50                                                            --                --              1.61
Band 25                                                            --                --              1.64
Band 0                                                      1,286,242           771,982              1.67
                                                       ---------------   ---------------
 Total                                                 $   20,531,762        13,315,141
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,132,682
Mortality & expense charges                                                                      (208,026)
                                                                                           ---------------
Net investment income (loss)                                                                      924,656
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (268,987)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                            1,505,529
                                                                                           ---------------
Net gain (loss)                                                                                 1,236,542
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,161,198
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           924,656    $           702,542
Net realized gain (loss)                                                  (268,987)              (246,996)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                     1,505,529             (1,132,250)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,161,198               (676,704)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,705,963             11,412,013
Cost of units redeemed                                                  (5,661,739)            (5,982,254)
Account charges                                                             (4,377)                (2,500)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,039,847              5,427,259
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,201,045              4,750,555
Net assets, beginning                                                   15,330,717             10,580,162
                                                               --------------------   --------------------
Net assets, ending                                             $        20,531,762    $        15,330,717
                                                               ====================   ====================

Units sold                                                               7,165,044              8,278,339
Units redeemed                                                          (5,218,814)            (4,456,603)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,946,230              3,821,736
Units outstanding, beginning                                            11,368,911              7,547,175
                                                               --------------------   --------------------
Units outstanding, ending                                               13,315,141             11,368,911
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        41,588,174
Cost of units redeemed/account charges                                                        (24,084,490)
Net investment income (loss)                                                                    3,228,169
Net realized gain (loss)                                                                         (278,075)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               77,984
                                                                                      --------------------
Net assets                                                                            $        20,531,762
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53             12,543    $        19,246               1.25%              13.9%
12/31/2015                   1.35             11,179             15,056               1.25%              -3.8%
12/31/2014                   1.40              7,385             10,339               1.25%               1.6%
12/31/2013                   1.38              7,203              9,929               1.25%               5.9%
12/31/2012                   1.30              7,204              9,375               1.25%              12.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               1.00%              14.2%
12/31/2015                   1.37                  0                  0               1.00%              -3.6%
12/31/2014                   1.42                  0                  0               1.00%               1.8%
12/31/2013                   1.39                  0                  0               1.00%               6.2%
12/31/2012                   1.31                  0                  0               1.00%              13.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%              14.5%
12/31/2015                   1.39                  0                  0               0.75%              -3.3%
12/31/2014                   1.43                  0                  0               0.75%               2.1%
12/31/2013                   1.40                  0                  0               0.75%               6.4%
12/31/2012                   1.32                  0                  0               0.75%              13.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.50%              14.8%
12/31/2015                   1.40                  0                  0               0.50%              -3.1%
12/31/2014                   1.45                  0                  0               0.50%               2.3%
12/31/2013                   1.42                  0                  0               0.50%               6.7%
12/31/2012                   1.33                  0                  0               0.50%              13.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%              15.1%
12/31/2015                   1.42                  0                  0               0.25%              -2.8%
12/31/2014                   1.47                  0                  0               0.25%               2.6%
12/31/2013                   1.43                  0                  0               0.25%               7.0%
12/31/2012                   1.34                  0                  0               0.25%              13.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                772    $         1,286               0.00%              15.3%
12/31/2015                   1.44                190                274               0.00%              -2.6%
12/31/2014                   1.48                163                241               0.00%               2.8%
12/31/2013                   1.44                565                814               0.00%               7.2%
12/31/2012                   1.34                485                652               0.00%              14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.3%
                 2015                                   6.7%
                 2014                                   7.0%
                 2013                                   6.3%
                 2012                                   8.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS A CLASS - 74440G107

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      283,370    $      327,444            20,323
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (55)
                                                       ---------------
Net assets                                             $      283,315
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      145,248            84,524    $         1.72
Band 100                                                      138,067            79,030              1.75
Band 75                                                            --                --              1.78
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.84
Band 0                                                             --                --              1.87
                                                       ---------------   ---------------
 Total                                                 $      283,315           163,554
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (3,153)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,153)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (22,085)
Realized gain distributions                                                                        24,993
Net change in unrealized appreciation (depreciation)                                                1,716
                                                                                           ---------------
Net gain (loss)                                                                                     4,624
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,471
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,153)   $            (3,962)
Net realized gain (loss)                                                   (22,085)                 1,478
Realized gain distributions                                                 24,993                 46,172
Net change in unrealized appreciation (depreciation)                         1,716                (29,555)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,471                 14,133
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    37,860                 52,656
Cost of units redeemed                                                     (88,752)               (99,756)
Account charges                                                                (61)                   (96)
                                                               --------------------   --------------------
Increase (decrease)                                                        (50,953)               (47,196)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (49,482)               (33,063)
Net assets, beginning                                                      332,797                365,860
                                                               --------------------   --------------------
Net assets, ending                                             $           283,315    $           332,797
                                                               ====================   ====================

Units sold                                                                  23,255                 32,071
Units redeemed                                                             (55,777)               (58,715)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (32,522)               (26,644)
Units outstanding, beginning                                               196,076                222,720
                                                               --------------------   --------------------
Units outstanding, ending                                                  163,554                196,076
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           788,043
Cost of units redeemed/account charges                                                           (628,272)
Net investment income (loss)                                                                      (19,232)
Net realized gain (loss)                                                                            3,187
Realized gain distributions                                                                       183,663
Net change in unrealized appreciation (depreciation)                                              (44,074)
                                                                                      --------------------
Net assets                                                                            $           283,315
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                 85    $           145               1.25%               1.9%
12/31/2015                   1.69                109                183               1.25%               3.2%
12/31/2014                   1.63                126                207               1.25%               5.0%
12/31/2013                   1.56                271                422               1.25%              27.2%
12/31/2012                   1.22                179                219               1.25%              11.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                 79    $           138               1.00%               2.1%
12/31/2015                   1.71                 87                149               1.00%               3.5%
12/31/2014                   1.65                 96                159               1.00%               5.2%
12/31/2013                   1.57                  0                  0               1.00%              27.5%
12/31/2012                   1.23                  0                  0               1.00%              11.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.75%               2.4%
12/31/2015                   1.73                  0                  0               0.75%               3.7%
12/31/2014                   1.67                  0                  0               0.75%               5.5%
12/31/2013                   1.59                  0                  0               0.75%              27.9%
12/31/2012                   1.24                  0                  0               0.75%              12.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%               2.6%
12/31/2015                   1.76                  0                  0               0.50%               4.0%
12/31/2014                   1.69                  0                  0               0.50%               5.8%
12/31/2013                   1.60                  0                  0               0.50%              28.2%
12/31/2012                   1.25                  0                  0               0.50%              12.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%               2.9%
12/31/2015                   1.78                  0                  0               0.25%               4.2%
12/31/2014                   1.71                  0                  0               0.25%               6.0%
12/31/2013                   1.61                  0                  0               0.25%              28.5%
12/31/2012                   1.26                  0                  0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.00%               3.2%
12/31/2015                   1.81                  0                  0               0.00%               4.5%
12/31/2014                   1.73                  0                  0               0.00%               6.3%
12/31/2013                   1.63                  0                  0               0.00%              28.8%
12/31/2012                   1.26                  0                  0               0.00%              13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                    0.0%
                2015                                    0.0%
                2014                                    0.0%
                2013                                    0.0%
                2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS Z CLASS - 74440G404

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.75
Band 100                                                           --                --              1.78
Band 75                                                            --                --              1.81
Band 50                                                            --                --              1.84
Band 25                                                            --                --              1.87
Band 0                                                             --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (21)
                                                                                           ---------------
Net investment income (loss)                                                                          (21)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (773)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                  560
                                                                                           ---------------
Net gain (loss)                                                                                      (213)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         (234)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (21)   $               (48)
Net realized gain (loss)                                                      (773)                   121
Realized gain distributions                                                     --                    602
Net change in unrealized appreciation (depreciation)                           560                   (389)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                             (234)                   286
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       803                  8,487
Cost of units redeemed                                                      (5,377)                (5,723)
Account charges                                                                 --                     (1)
                                                               --------------------   --------------------
Increase (decrease)                                                         (4,574)                 2,763
                                                               --------------------   --------------------
Net increase (decrease)                                                     (4,808)                 3,049
Net assets, beginning                                                        4,808                  1,759
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $             4,808
                                                               ====================   ====================

Units sold                                                                     506                  5,014
Units redeemed                                                              (3,310)                (3,271)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (2,804)                 1,743
Units outstanding, beginning                                                 2,804                  1,061
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                  2,804
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           531,215
Cost of units redeemed/account charges                                                           (627,596)
Net investment income (loss)                                                                      (12,945)
Net realized gain (loss)                                                                           20,953
Realized gain distributions                                                                        88,373
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               1.25%               2.2%
12/31/2015                   1.71                  3                  5               1.25%               3.5%
12/31/2014                   1.66                  1                  2               1.25%               5.3%
12/31/2013                   1.57                246                387               1.25%              27.7%
12/31/2012                   1.23                314                387               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               1.00%               2.5%
12/31/2015                   1.74                  0                  0               1.00%               3.7%
12/31/2014                   1.68                  0                  0               1.00%               5.5%
12/31/2013                   1.59                  0                  0               1.00%              28.0%
12/31/2012                   1.24                  0                  0               1.00%              12.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.75%               2.8%
12/31/2015                   1.76                  0                  0               0.75%               4.0%
12/31/2014                   1.70                  0                  0               0.75%               5.8%
12/31/2013                   1.60                  0                  0               0.75%              28.3%
12/31/2012                   1.25                  0                  0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.50%               3.0%
12/31/2015                   1.79                  0                  0               0.50%               4.2%
12/31/2014                   1.72                  0                  0               0.50%               6.1%
12/31/2013                   1.62                  0                  0               0.50%              28.6%
12/31/2012                   1.26                  0                  0               0.50%              12.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.25%               3.3%
12/31/2015                   1.81                  0                  0               0.25%               4.5%
12/31/2014                   1.74                  0                  0               0.25%               6.3%
12/31/2013                   1.63                  0                  0               0.25%              28.9%
12/31/2012                   1.27                  0                  0               0.25%              13.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.00%               3.5%
12/31/2015                   1.84                  0                  0               0.00%               4.8%
12/31/2014                   1.76                  0                  0               0.00%               6.6%
12/31/2013                   1.65                  0                  0               0.00%              29.3%
12/31/2012                   1.27                  0                  0               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                    0.0%
                2015                                    0.1%
                2014                                    0.0%
                2013                                    0.1%
                2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND A CLASS - 74441P502

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,089,280    $    2,741,069            58,040
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,222)
                                                       ---------------
Net assets                                             $    2,083,058
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,471,350           492,240    $         2.99
Band 100                                                      611,708           201,082              3.04
Band 75                                                            --                --              3.10
Band 50                                                            --                --              3.15
Band 25                                                            --                --              3.21
Band 0                                                             --                --              3.26
                                                       ---------------   ---------------
 Total                                                 $    2,083,058           693,322
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (31,663)
                                                                                           ---------------
Net investment income (loss)                                                                      (31,663)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (639,629)
Realized gain distributions                                                                        75,301
Net change in unrealized appreciation (depreciation)                                              (57,315)
                                                                                           ---------------
Net gain (loss)                                                                                  (621,643)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (653,306)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (31,663)   $           (45,773)
Net realized gain (loss)                                                  (639,629)               314,494
Realized gain distributions                                                 75,301                525,418
Net change in unrealized appreciation (depreciation)                       (57,315)              (822,222)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (653,306)               (28,083)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   399,327              3,034,169
Cost of units redeemed                                                  (1,824,713)            (1,522,020)
Account charges                                                               (534)                (1,341)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,425,920)             1,510,808
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,079,226)             1,482,725
Net assets, beginning                                                    4,162,284              2,679,559
                                                               --------------------   --------------------
Net assets, ending                                             $         2,083,058    $         4,162,284
                                                               ====================   ====================

Units sold                                                                 147,669                829,325
Units redeemed                                                            (622,792)              (441,501)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (475,123)               387,824
Units outstanding, beginning                                             1,168,445                780,621
                                                               --------------------   --------------------
Units outstanding, ending                                                  693,322              1,168,445
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,676,731
Cost of units redeemed/account charges                                                         (6,096,377)
Net investment income (loss)                                                                     (126,631)
Net realized gain (loss)                                                                          144,704
Realized gain distributions                                                                     1,136,420
Net change in unrealized appreciation (depreciation)                                             (651,789)
                                                                                      --------------------
Net assets                                                                            $         2,083,058
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.99                492    $         1,471               1.25%             -15.7%
12/31/2015                   3.55                828              2,935               1.25%               3.7%
12/31/2014                   3.42                530              1,814               1.25%              33.8%
12/31/2013                   2.56                676              1,727               1.25%              53.9%
12/31/2012                   1.66                409                679               1.25%              23.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.04                201    $           612               1.00%             -15.5%
12/31/2015                   3.60                341              1,227               1.00%               4.0%
12/31/2014                   3.46                250                866               1.00%              34.1%
12/31/2013                   2.58                  3                  7               1.00%              54.3%
12/31/2012                   1.67                  3                  4               1.00%              23.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.10                  0    $             0               0.75%             -15.3%
12/31/2015                   3.66                  0                  0               0.75%               4.3%
12/31/2014                   3.51                  0                  0               0.75%              34.4%
12/31/2013                   2.61                  0                  0               0.75%              54.7%
12/31/2012                   1.69                  0                  0               0.75%              24.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.15                  0    $             0               0.50%             -15.1%
12/31/2015                   3.71                  0                  0               0.50%               4.5%
12/31/2014                   3.55                  0                  0               0.50%              34.8%
12/31/2013                   2.63                  0                  0               0.50%              55.1%
12/31/2012                   1.70                  0                  0               0.50%              24.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.21                  0    $             0               0.25%             -14.9%
12/31/2015                   3.77                  0                  0               0.25%               4.8%
12/31/2014                   3.60                  0                  0               0.25%              35.1%
12/31/2013                   2.66                  0                  0               0.25%              55.5%
12/31/2012                   1.71                  0                  0               0.25%              24.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.26                  0    $             0               0.00%             -14.7%
12/31/2015                   3.82                  0                  0               0.00%               5.0%
12/31/2014                   3.64                  0                  0               0.00%              35.4%
12/31/2013                   2.69                  0                  0               0.00%              55.9%
12/31/2012                   1.72                 10                 17               0.00%              25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                    0.0%
                2015                                    0.0%
                2014                                    0.0%
                2013                                    0.0%
                2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND Z CLASS - 74441P866

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,109,899    $    4,826,648           105,086
                                                                         ===============   ===============
Receivables: investments sold                                   6,350
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,116,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,116,249         1,349,096    $         3.05
Band 100                                                           --                --              3.11
Band 75                                                            --                --              3.16
Band 50                                                            --                --              3.22
Band 25                                                            --                --              3.27
Band 0                                                             --                --              3.33
                                                       ---------------   ---------------
 Total                                                 $    4,116,249         1,349,096
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (51,744)
                                                                                           ---------------
Net investment income (loss)                                                                      (51,744)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (209,826)
Realized gain distributions                                                                       136,002
Net change in unrealized appreciation (depreciation)                                             (600,750)
                                                                                           ---------------
Net gain (loss)                                                                                  (674,574)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (726,318)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (51,744)   $           (51,599)
Net realized gain (loss)                                                  (209,826)               331,657
Realized gain distributions                                                136,002                543,791
Net change in unrealized appreciation (depreciation)                      (600,750)              (769,940)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (726,318)                53,909
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,432,944              2,257,406
Cost of units redeemed                                                  (1,303,261)              (988,745)
Account charges                                                               (433)                  (476)
                                                               --------------------   --------------------
Increase (decrease)                                                        129,250              1,268,185
                                                               --------------------   --------------------
Net increase (decrease)                                                   (597,068)             1,322,094
Net assets, beginning                                                    4,713,317              3,391,223
                                                               --------------------   --------------------
Net assets, ending                                             $         4,116,249    $         4,713,317
                                                               ====================   ====================

Units sold                                                                 477,606                630,050
Units redeemed                                                            (434,438)              (301,760)
                                                               --------------------   --------------------
Net increase (decrease)                                                     43,168                328,290
Units outstanding, beginning                                             1,305,928                977,638
                                                               --------------------   --------------------
Units outstanding, ending                                                1,349,096              1,305,928
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,488,029
Cost of units redeemed/account charges                                                         (3,080,429)
Net investment income (loss)                                                                     (157,229)
Net realized gain (loss)                                                                          287,365
Realized gain distributions                                                                     1,295,262
Net change in unrealized appreciation (depreciation)                                             (716,749)
                                                                                      --------------------
Net assets                                                                            $         4,116,249
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.05              1,349    $         4,116               1.25%             -15.5%
12/31/2015                   3.61              1,306              4,713               1.25%               4.0%
12/31/2014                   3.47                978              3,391               1.25%              34.2%
12/31/2013                   2.59                730              1,888               1.25%              54.4%
12/31/2012                   1.67                460                770               1.25%              23.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.11                  0    $             0               1.00%             -15.3%
12/31/2015                   3.66                  0                  0               1.00%               4.3%
12/31/2014                   3.51                  0                  0               1.00%              34.5%
12/31/2013                   2.61                  0                  0               1.00%              54.8%
12/31/2012                   1.69                  0                  0               1.00%              24.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.16                  0    $             0               0.75%             -15.0%
12/31/2015                   3.72                  0                  0               0.75%               4.6%
12/31/2014                   3.56                  0                  0               0.75%              34.8%
12/31/2013                   2.64                  0                  0               0.75%              55.2%
12/31/2012                   1.70                  0                  0               0.75%              24.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.22                  0    $             0               0.50%             -14.8%
12/31/2015                   3.78                  0                  0               0.50%               4.8%
12/31/2014                   3.60                  0                  0               0.50%              35.2%
12/31/2013                   2.66                  0                  0               0.50%              55.5%
12/31/2012                   1.71                  0                  0               0.50%              24.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.27                  0    $             0               0.25%             -14.6%
12/31/2015                   3.83                  0                  0               0.25%               5.1%
12/31/2014                   3.65                  0                  0               0.25%              35.5%
12/31/2013                   2.69                  0                  0               0.25%              55.9%
12/31/2012                   1.73                  0                  0               0.25%              25.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.33                  0    $             0               0.00%             -14.4%
12/31/2015                   3.89                  0                  0               0.00%               5.4%
12/31/2014                   3.69                  0                  0               0.00%              35.9%
12/31/2013                   2.72                  0                  0               0.00%              56.3%
12/31/2012                   1.74                  0                  0               0.00%              25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                    0.0%
                2015                                    0.0%
                2014                                    0.0%
                2013                                    0.0%
                2012                                    0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND A CLASS - 74441C105

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,848,217    $    5,265,697           147,122
                                                                         ===============   ===============
Receivables: investments sold                                   9,777
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    4,857,994
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,663,904         1,968,244    $         1.86
Band 100                                                    1,194,090           630,286              1.89
Band 75                                                            --                --              1.93
Band 50                                                            --                --              1.96
Band 25                                                            --                --              2.00
Band 0                                                             --                --              2.03
                                                       ---------------   ---------------
 Total                                                 $    4,857,994         2,598,530
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (65,752)
                                                                                           ---------------
Net investment income (loss)                                                                      (65,752)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (168,520)
Realized gain distributions                                                                       322,903
Net change in unrealized appreciation (depreciation)                                               22,223
                                                                                           ---------------
Net gain (loss)                                                                                   176,606
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      110,854
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (65,752)   $           (80,102)
Net realized gain (loss)                                                  (168,520)               256,055
Realized gain distributions                                                322,903                521,925
Net change in unrealized appreciation (depreciation)                        22,223               (982,979)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          110,854               (285,101)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   983,647              2,007,112
Cost of units redeemed                                                  (2,392,460)            (2,053,783)
Account charges                                                             (1,626)                (1,945)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,410,439)               (48,616)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,299,585)              (333,717)
Net assets, beginning                                                    6,157,579              6,491,296
                                                               --------------------   --------------------
Net assets, ending                                             $         4,857,994    $         6,157,579
                                                               ====================   ====================

Units sold                                                                 542,774              1,083,289
Units redeemed                                                          (1,326,711)            (1,128,954)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (783,937)               (45,665)
Units outstanding, beginning                                             3,382,467              3,428,132
                                                               --------------------   --------------------
Units outstanding, ending                                                2,598,530              3,382,467
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        12,724,041
Cost of units redeemed/account charges                                                         (9,335,587)
Net investment income (loss)                                                                     (296,530)
Net realized gain (loss)                                                                          476,205
Realized gain distributions                                                                     1,707,345
Net change in unrealized appreciation (depreciation)                                             (417,480)
                                                                                      --------------------
Net assets                                                                            $         4,857,994
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86              1,968    $         3,664               1.25%               2.5%
12/31/2015                   1.82              2,751              4,993               1.25%              -3.9%
12/31/2014                   1.89              2,825              5,338               1.25%               7.8%
12/31/2013                   1.75              2,865              5,022               1.25%              26.1%
12/31/2012                   1.39              2,272              3,158               1.25%              14.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                630    $         1,194               1.00%               2.8%
12/31/2015                   1.84                632              1,164               1.00%              -3.7%
12/31/2014                   1.91                603              1,153               1.00%               8.1%
12/31/2013                   1.77                  2                  4               1.00%              26.4%
12/31/2012                   1.40                  1                  2               1.00%              14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.75%               3.1%
12/31/2015                   1.87                  0                  0               0.75%              -3.4%
12/31/2014                   1.94                  0                  0               0.75%               8.3%
12/31/2013                   1.79                  0                  0               0.75%              26.7%
12/31/2012                   1.41                  0                  0               0.75%              15.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%               3.3%
12/31/2015                   1.90                  0                  0               0.50%              -3.2%
12/31/2014                   1.96                  0                  0               0.50%               8.6%
12/31/2013                   1.81                  0                  0               0.50%              27.0%
12/31/2012                   1.42                  0                  0               0.50%              15.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.25%               3.6%
12/31/2015                   1.93                  0                  0               0.25%              -3.0%
12/31/2014                   1.99                  0                  0               0.25%               8.9%
12/31/2013                   1.82                  0                  0               0.25%              27.4%
12/31/2012                   1.43                  0                  0               0.25%              15.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.00%               3.8%
12/31/2015                   1.96                  0                  0               0.00%              -2.7%
12/31/2014                   2.01                  0                  0               0.00%               9.2%
12/31/2013                   1.84                  0                  0               0.00%              27.7%
12/31/2012                   1.44                  0                  0               0.00%              15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2016                                    0.0%
                2015                                    0.0%
                2014                                    0.0%
                2013                                    0.0%
                2012                                    0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL JENNISON MID CAP GROWTH FUND Z CLASS - 74441C808

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   18,643,655    $   18,882,611           532,683
                                                                         ===============   ===============
Receivables: investments sold                                 101,477
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   18,745,132
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   15,771,342         8,300,239    $         1.90
Band 100                                                           --                --              1.93
Band 75                                                            --                --              1.97
Band 50                                                            --                --              2.00
Band 25                                                            --                --              2.04
Band 0                                                      2,973,790         1,433,364              2.07
                                                       ---------------   ---------------
 Total                                                 $   18,745,132         9,733,603
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (193,233)
                                                                                           ---------------
Net investment income (loss)                                                                     (193,233)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           73,086
Realized gain distributions                                                                     1,117,170
Net change in unrealized appreciation (depreciation)                                             (434,849)
                                                                                           ---------------
Net gain (loss)                                                                                   755,407
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      562,174
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (193,233)   $          (215,883)
Net realized gain (loss)                                                    73,086                413,567
Realized gain distributions                                              1,117,170              1,541,753
Net change in unrealized appreciation (depreciation)                      (434,849)            (2,451,246)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          562,174               (711,809)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,896,578              5,069,329
Cost of units redeemed                                                  (3,301,522)            (4,632,957)
Account charges                                                            (11,678)               (11,242)
                                                               --------------------   --------------------
Increase (decrease)                                                       (416,622)               425,130
                                                               --------------------   --------------------
Net increase (decrease)                                                    145,552               (286,679)
Net assets, beginning                                                   18,599,580             18,886,259
                                                               --------------------   --------------------
Net assets, ending                                             $        18,745,132    $        18,599,580
                                                               ====================   ====================

Units sold                                                               2,624,031              2,746,308
Units redeemed                                                          (2,847,780)            (2,559,404)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (223,749)               186,904
Units outstanding, beginning                                             9,957,352              9,770,448
                                                               --------------------   --------------------
Units outstanding, ending                                                9,733,603              9,957,352
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        36,994,834
Cost of units redeemed/account charges                                                        (24,512,376)
Net investment income (loss)                                                                     (857,397)
Net realized gain (loss)                                                                        2,051,597
Realized gain distributions                                                                     5,307,430
Net change in unrealized appreciation (depreciation)                                             (238,956)
                                                                                      --------------------
Net assets                                                                            $        18,745,132
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90              8,300    $        15,771               1.25%               2.8%
12/31/2015                   1.85              8,574             15,842               1.25%              -3.6%
12/31/2014                   1.92              8,525             16,343               1.25%               8.1%
12/31/2013                   1.77              8,590             15,235               1.25%              26.5%
12/31/2012                   1.40              7,165             10,047               1.25%              14.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               1.00%               3.1%
12/31/2015                   1.88                  0                  0               1.00%              -3.4%
12/31/2014                   1.94                  0                  0               1.00%               8.4%
12/31/2013                   1.79                  0                  0               1.00%              26.8%
12/31/2012                   1.41                  0                  0               1.00%              15.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.75%               3.3%
12/31/2015                   1.90                  0                  0               0.75%              -3.1%
12/31/2014                   1.97                  0                  0               0.75%               8.6%
12/31/2013                   1.81                  0                  0               0.75%              27.1%
12/31/2012                   1.42                  0                  0               0.75%              15.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.50%               3.6%
12/31/2015                   1.93                  0                  0               0.50%              -2.9%
12/31/2014                   1.99                  0                  0               0.50%               8.9%
12/31/2013                   1.83                  0                  0               0.50%              27.4%
12/31/2012                   1.43                  0                  0               0.50%              15.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.25%               3.9%
12/31/2015                   1.96                  0                  0               0.25%              -2.6%
12/31/2014                   2.02                  0                  0               0.25%               9.2%
12/31/2013                   1.85                  0                  0               0.25%              27.8%
12/31/2012                   1.45                  0                  0               0.25%              15.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.07              1,433    $         2,974               0.00%               4.1%
12/31/2015                   1.99              1,384              2,757               0.00%              -2.4%
12/31/2014                   2.04              1,246              2,543               0.00%               9.4%
12/31/2013                   1.87              1,710              3,189               0.00%              28.1%
12/31/2012                   1.46              1,828              2,662               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND A CLASS - 74441K107

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      668,839    $      663,041            17,272
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (27,843)
                                                       ---------------
Net assets                                             $      640,996
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      502,176           629,350    $         0.80
Band 100                                                      138,820           170,945              0.81
Band 75                                                            --                --              0.83
Band 50                                                            --                --              0.84
Band 25                                                            --                --              0.86
Band 0                                                             --                --              0.87
                                                       ---------------   ---------------
 Total                                                 $      640,996           800,295
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,870
Mortality & expense charges                                                                        (6,761)
                                                                                           ---------------
Net investment income (loss)                                                                          109
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (142,903)
Realized gain distributions                                                                           311
Net change in unrealized appreciation (depreciation)                                              295,842
                                                                                           ---------------
Net gain (loss)                                                                                   153,250
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      153,359
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               109    $            (8,012)
Net realized gain (loss)                                                  (142,903)              (103,313)
Realized gain distributions                                                    311                     --
Net change in unrealized appreciation (depreciation)                       295,842               (117,193)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          153,359               (228,518)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   323,471                426,636
Cost of units redeemed                                                    (405,301)              (454,435)
Account charges                                                               (113)                  (491)
                                                               --------------------   --------------------
Increase (decrease)                                                        (81,943)               (28,290)
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,416               (256,808)
Net assets, beginning                                                      569,580                826,388
                                                               --------------------   --------------------
Net assets, ending                                             $           640,996    $           569,580
                                                               ====================   ====================

Units sold                                                                 597,018                579,262
Units redeemed                                                            (737,155)              (592,649)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (140,137)               (13,387)
Units outstanding, beginning                                               940,432                953,819
                                                               --------------------   --------------------
Units outstanding, ending                                                  800,295                940,432
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,022,204
Cost of units redeemed/account charges                                                         (2,036,795)
Net investment income (loss)                                                                      (39,398)
Net realized gain (loss)                                                                         (311,124)
Realized gain distributions                                                                           311
Net change in unrealized appreciation (depreciation)                                                5,798
                                                                                      --------------------
Net assets                                                                            $           640,996
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.80                629    $           502               1.25%              32.6%
12/31/2015                   0.60                805                485               1.25%             -30.3%
12/31/2014                   0.86                856                739               1.25%             -20.9%
12/31/2013                   1.09                847                925               1.25%               8.4%
12/31/2012                   1.01                625                630               1.25%              -3.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81                171    $           139               1.00%              32.9%
12/31/2015                   0.61                 76                 46               1.00%             -30.1%
12/31/2014                   0.87                 58                 51               1.00%             -20.7%
12/31/2013                   1.10                  0                  0               1.00%               8.7%
12/31/2012                   1.02                  0                  0               1.00%              -3.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83                  0    $             0               0.75%              33.2%
12/31/2015                   0.62                  0                  0               0.75%             -29.9%
12/31/2014                   0.89                  0                  0               0.75%             -20.5%
12/31/2013                   1.11                  0                  0               0.75%               8.9%
12/31/2012                   1.02                  0                  0               0.75%              -3.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.84                  0    $             0               0.50%              33.6%
12/31/2015                   0.63                  0                  0               0.50%             -29.8%
12/31/2014                   0.90                  0                  0               0.50%             -20.3%
12/31/2013                   1.13                  0                  0               0.50%               9.2%
12/31/2012                   1.03                  0                  0               0.50%              -3.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               0.25%              33.9%
12/31/2015                   0.64                  0                  0               0.25%             -29.6%
12/31/2014                   0.91                  0                  0               0.25%             -20.1%
12/31/2013                   1.14                  0                  0               0.25%               9.5%
12/31/2012                   1.04                  0                  0               0.25%              -3.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.00%              34.2%
12/31/2015                   0.65                 59                 38               0.00%             -29.4%
12/31/2014                   0.92                 39                 36               0.00%             -19.9%
12/31/2013                   1.15                 19                 22               0.00%               9.8%
12/31/2012                   1.05                 11                 12               0.00%              -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Z CLASS - 74441K503

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,028,815    $    1,001,496            24,848
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (70,908)
                                                       ---------------
Net assets                                             $      957,907
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      957,907         1,175,492    $         0.81
Band 100                                                           --                --              0.83
Band 75                                                            --                --              0.84
Band 50                                                            --                --              0.86
Band 25                                                            --                --              0.87
Band 0                                                             --                --              0.89
                                                       ---------------   ---------------
 Total                                                 $      957,907         1,175,492
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,209
Mortality & expense charges                                                                       (13,573)
                                                                                           ---------------
Net investment income (loss)                                                                        3,636
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (308,221)
Realized gain distributions                                                                           550
Net change in unrealized appreciation (depreciation)                                              638,430
                                                                                           ---------------
Net gain (loss)                                                                                   330,759
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      334,395
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,636    $           (16,178)
Net realized gain (loss)                                                  (308,221)              (114,948)
Realized gain distributions                                                    550                     --
Net change in unrealized appreciation (depreciation)                       638,430               (295,756)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          334,395               (426,882)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   483,649                624,006
Cost of units redeemed                                                    (958,197)              (362,082)
Account charges                                                             (1,438)                (1,203)
                                                               --------------------   --------------------
Increase (decrease)                                                       (475,986)               260,721
                                                               --------------------   --------------------
Net increase (decrease)                                                   (141,591)              (166,161)
Net assets, beginning                                                    1,099,498              1,265,659
                                                               --------------------   --------------------
Net assets, ending                                             $           957,907    $         1,099,498
                                                               ====================   ====================

Units sold                                                                 707,071                820,827
Units redeemed                                                          (1,325,404)              (470,605)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (618,333)               350,222
Units outstanding, beginning                                             1,793,825              1,443,603
                                                               --------------------   --------------------
Units outstanding, ending                                                1,175,492              1,793,825
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         4,752,049
Cost of units redeemed/account charges                                                         (3,351,453)
Net investment income (loss)                                                                      (63,795)
Net realized gain (loss)                                                                         (406,763)
Realized gain distributions                                                                           550
Net change in unrealized appreciation (depreciation)                                               27,319
                                                                                      --------------------
Net assets                                                                            $           957,907
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.81              1,175    $           958               1.25%              33.0%
12/31/2015                   0.61              1,794              1,099               1.25%             -30.1%
12/31/2014                   0.88              1,444              1,266               1.25%             -20.7%
12/31/2013                   1.11              1,292              1,428               1.25%               8.7%
12/31/2012                   1.02              1,033              1,050               1.25%              -3.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83                  0    $             0               1.00%              33.3%
12/31/2015                   0.62                  0                  0               1.00%             -29.9%
12/31/2014                   0.89                  0                  0               1.00%             -20.5%
12/31/2013                   1.12                  0                  0               1.00%               9.0%
12/31/2012                   1.02                  0                  0               1.00%              -3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.84                  0    $             0               0.75%              33.6%
12/31/2015                   0.63                  0                  0               0.75%             -29.7%
12/31/2014                   0.90                  0                  0               0.75%             -20.3%
12/31/2013                   1.13                  0                  0               0.75%               9.3%
12/31/2012                   1.03                  0                  0               0.75%              -3.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.86                  0    $             0               0.50%              33.9%
12/31/2015                   0.64                  0                  0               0.50%             -29.6%
12/31/2014                   0.91                  0                  0               0.50%             -20.1%
12/31/2013                   1.14                  0                  0               0.50%               9.5%
12/31/2012                   1.04                  0                  0               0.50%              -2.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.25%              34.3%
12/31/2015                   0.65                  0                  0               0.25%             -29.4%
12/31/2014                   0.92                  0                  0               0.25%             -19.9%
12/31/2013                   1.15                  0                  0               0.25%               9.8%
12/31/2012                   1.05                  0                  0               0.25%              -2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.00%              34.6%
12/31/2015                   0.66                  0                  0               0.00%             -29.2%
12/31/2014                   0.93                  0                  0               0.00%             -19.7%
12/31/2013                   1.16                  0                  0               0.00%              10.1%
12/31/2012                   1.06                  0                  0               0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PRUDENTIAL JENNISON SELECT GROWTH A CLASS - 74440K504 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.25%              -4.8%
12/31/2015                   1.17                  0                  0               1.25%              11.1%
12/31/2014                   1.05                  0                  0               1.25%               5.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%              -4.6%
12/31/2015                   1.17                  0                  0               1.00%              11.3%
12/31/2014                   1.05                  0                  0               1.00%               5.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              -4.4%
12/31/2015                   1.18                  0                  0               0.75%              11.6%
12/31/2014                   1.05                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%              -4.1%
12/31/2015                   1.18                  0                  0               0.50%              11.9%
12/31/2014                   1.06                  0                  0               0.50%               5.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%              -3.9%
12/31/2015                   1.19                  0                  0               0.25%              12.2%
12/31/2014                   1.06                  0                  0               0.25%               5.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              -3.6%
12/31/2015                   1.19                  0                  0               0.00%              12.5%
12/31/2014                   1.06                  0                  0               0.00%               5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SELECT GROWTH Z CLASS - 74440K868

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       11,094    $       11,657               236
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,217)
                                                       ---------------
Net assets                                             $        2,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        2,877             2,573    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.15
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $        2,877             2,573
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                           (89)
                                                                                           ---------------
Net investment income (loss)                                                                          (89)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         1,030
Net change in unrealized appreciation (depreciation)                                                 (563)
                                                                                           ---------------
Net gain (loss)                                                                                       468
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          379
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               (89)   $                --
Net realized gain (loss)                                                         1                     --
Realized gain distributions                                                  1,030                     --
Net change in unrealized appreciation (depreciation)                          (563)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              379                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    10,714                     --
Cost of units redeemed                                                      (8,216)                    --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          2,498                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,877                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $             2,877    $                --
                                                               ====================   ====================

Units sold                                                                   9,921                     --
Units redeemed                                                              (7,348)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,573                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                    2,573                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            10,714
Cost of units redeemed/account charges                                                             (8,216)
Net investment income (loss)                                                                          (89)
Net realized gain (loss)                                                                                1
Realized gain distributions                                                                         1,030
Net change in unrealized appreciation (depreciation)                                                 (563)
                                                                                      --------------------
Net assets                                                                            $             2,877
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  3    $             3               1.25%              -4.7%
12/31/2015                   1.17                  0                  0               1.25%              11.4%
12/31/2014                   1.05                  0                  0               1.25%               5.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%              -4.4%
12/31/2015                   1.18                  0                  0               1.00%              11.7%
12/31/2014                   1.05                  0                  0               1.00%               5.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%              -4.2%
12/31/2015                   1.18                  0                  0               0.75%              11.9%
12/31/2014                   1.06                  0                  0               0.75%               5.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%              -4.0%
12/31/2015                   1.19                  0                  0               0.50%              12.2%
12/31/2014                   1.06                  0                  0               0.50%               5.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%              -3.7%
12/31/2015                   1.19                  0                  0               0.25%              12.5%
12/31/2014                   1.06                  0                  0               0.25%               5.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              -3.5%
12/31/2015                   1.20                  0                  0               0.00%              12.8%
12/31/2014                   1.06                  0                  0               0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY A CLASS - 74441N101

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      734,874    $      750,125            32,419
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (886)
                                                       ---------------
Net assets                                             $      733,988
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      733,988           474,588    $         1.55
Band 100                                                           --                --              1.57
Band 75                                                            --                --              1.59
Band 50                                                            --                --              1.61
Band 25                                                            --                --              1.63
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $      733,988           474,588
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,365
Mortality & expense charges                                                                        (9,474)
                                                                                           ---------------
Net investment income (loss)                                                                       (5,109)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (90,767)
Realized gain distributions                                                                        33,158
Net change in unrealized appreciation (depreciation)                                              145,088
                                                                                           ---------------
Net gain (loss)                                                                                    87,479
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       82,370
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (5,109)   $            (7,939)
Net realized gain (loss)                                                   (90,767)                (3,039)
Realized gain distributions                                                 33,158                107,849
Net change in unrealized appreciation (depreciation)                       145,088               (151,792)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           82,370                (54,921)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   316,939                548,499
Cost of units redeemed                                                    (433,492)              (296,308)
Account charges                                                               (209)                  (164)
                                                               --------------------   --------------------
Increase (decrease)                                                       (116,762)               252,027
                                                               --------------------   --------------------
Net increase (decrease)                                                    (34,392)               197,106
Net assets, beginning                                                      768,380                571,274
                                                               --------------------   --------------------
Net assets, ending                                             $           733,988    $           768,380
                                                               ====================   ====================

Units sold                                                                 224,082                398,777
Units redeemed                                                            (305,068)              (235,538)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (80,986)               163,239
Units outstanding, beginning                                               555,574                392,335
                                                               --------------------   --------------------
Units outstanding, ending                                                  474,588                555,574
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,186,751
Cost of units redeemed/account charges                                                         (1,694,779)
Net investment income (loss)                                                                      (25,451)
Net realized gain (loss)                                                                           10,625
Realized gain distributions                                                                       272,093
Net change in unrealized appreciation (depreciation)                                              (15,251)
                                                                                      --------------------
Net assets                                                                            $           733,988
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                475    $           734               1.25%              11.8%
12/31/2015                   1.38                556                768               1.25%              -5.0%
12/31/2014                   1.46                392                571               1.25%               6.5%
12/31/2013                   1.37                475                649               1.25%              32.6%
12/31/2012                   1.03                446                460               1.25%              11.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               1.00%              12.1%
12/31/2015                   1.40                  0                  0               1.00%              -4.8%
12/31/2014                   1.47                  0                  0               1.00%               6.8%
12/31/2013                   1.38                  0                  0               1.00%              32.9%
12/31/2012                   1.04                  0                  0               1.00%              12.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%              12.4%
12/31/2015                   1.41                  0                  0               0.75%              -4.5%
12/31/2014                   1.48                  0                  0               0.75%               7.0%
12/31/2013                   1.38                  0                  0               0.75%              33.2%
12/31/2012                   1.04                  0                  0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.50%              12.7%
12/31/2015                   1.43                  0                  0               0.50%              -4.3%
12/31/2014                   1.50                  0                  0               0.50%               7.3%
12/31/2013                   1.39                  0                  0               0.50%              33.6%
12/31/2012                   1.04                  0                  0               0.50%              12.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%              12.9%
12/31/2015                   1.45                  0                  0               0.25%              -4.1%
12/31/2014                   1.51                  0                  0               0.25%               7.6%
12/31/2013                   1.40                  0                  0               0.25%              33.9%
12/31/2012                   1.05                  0                  0               0.25%              12.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%              13.2%
12/31/2015                   1.46                  0                  0               0.00%              -3.8%
12/31/2014                   1.52                  0                  0               0.00%               7.8%
12/31/2013                   1.41                  0                  0               0.00%              34.2%
12/31/2012                   1.05                  0                  0               0.00%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.2%
                 2014                                   0.2%
                 2013                                   0.3%
                 2012                                   0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON SMALL COMPANY Z CLASS - 74441N408

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,729,347    $    1,669,741            71,511
                                                                         ===============   ===============
Receivables: investments sold                                   4,099
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,733,446
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,733,446         1,103,642    $         1.57
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                             --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $    1,733,446         1,103,642
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,920
Mortality & expense charges                                                                       (26,865)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,945)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (686,702)
Realized gain distributions                                                                        73,415
Net change in unrealized appreciation (depreciation)                                              875,033
                                                                                           ---------------
Net gain (loss)                                                                                   261,746
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      248,801
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,945)   $           (28,693)
Net realized gain (loss)                                                  (686,702)               (39,810)
Realized gain distributions                                                 73,415                436,163
Net change in unrealized appreciation (depreciation)                       875,033               (545,448)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          248,801               (177,788)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   876,550              1,281,179
Cost of units redeemed                                                  (2,957,246)              (716,361)
Account charges                                                             (4,198)               (11,223)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,084,894)               553,595
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,836,093)               375,807
Net assets, beginning                                                    3,569,539              3,193,732
                                                               --------------------   --------------------
Net assets, ending                                             $         1,733,446    $         3,569,539
                                                               ====================   ====================

Units sold                                                                 641,025                956,662
Units redeemed                                                          (2,086,486)              (580,058)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,445,461)               376,604
Units outstanding, beginning                                             2,549,103              2,172,499
                                                               --------------------   --------------------
Units outstanding, ending                                                1,103,642              2,549,103
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        10,237,775
Cost of units redeemed/account charges                                                         (8,875,226)
Net investment income (loss)                                                                      (50,532)
Net realized gain (loss)                                                                         (740,476)
Realized gain distributions                                                                     1,102,299
Net change in unrealized appreciation (depreciation)                                               59,606
                                                                                      --------------------
Net assets                                                                            $         1,733,446
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57              1,104    $         1,733               1.25%              12.2%
12/31/2015                   1.40              2,549              3,570               1.25%              -4.7%
12/31/2014                   1.47              2,172              3,194               1.25%               6.8%
12/31/2013                   1.38              1,655              2,279               1.25%              32.9%
12/31/2012                   1.04                 34                 35               1.25%              12.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%              12.4%
12/31/2015                   1.42                  0                  0               1.00%              -4.5%
12/31/2014                   1.48                  0                  0               1.00%               7.0%
12/31/2013                   1.39                  0                  0               1.00%              33.3%
12/31/2012                   1.04                  0                  0               1.00%              12.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%              12.7%
12/31/2015                   1.43                  0                  0               0.75%              -4.3%
12/31/2014                   1.50                  0                  0               0.75%               7.3%
12/31/2013                   1.39                  0                  0               0.75%              33.6%
12/31/2012                   1.04                  0                  0               0.75%              12.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%              13.0%
12/31/2015                   1.45                  0                  0               0.50%              -4.0%
12/31/2014                   1.51                  0                  0               0.50%               7.6%
12/31/2013                   1.40                  0                  0               0.50%              33.9%
12/31/2012                   1.05                  0                  0               0.50%              12.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%              13.3%
12/31/2015                   1.47                  0                  0               0.25%              -3.8%
12/31/2014                   1.52                  0                  0               0.25%               7.8%
12/31/2013                   1.41                  0                  0               0.25%              34.3%
12/31/2012                   1.05                  0                  0               0.25%              13.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.00%              13.6%
12/31/2015                   1.48                  0                  0               0.00%              -3.5%
12/31/2014                   1.54                  0                  0               0.00%               8.1%
12/31/2013                   1.42                  0                  0               0.00%              34.6%
12/31/2012                   1.06                  0                  0               0.00%              13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.4%
                 2014                                   0.5%
                 2013                                   0.9%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL QMA MID CAP VALUE A CLASS - 74441L105

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      381,284    $      346,493            17,965
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (423)
                                                       ---------------
Net assets                                             $      380,861
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      380,861           333,247    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      380,861           333,247
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,097
Mortality & expense charges                                                                        (3,071)
                                                                                           ---------------
Net investment income (loss)                                                                        1,026
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,681)
Realized gain distributions                                                                         6,112
Net change in unrealized appreciation (depreciation)                                               50,450
                                                                                           ---------------
Net gain (loss)                                                                                    52,881
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       53,907
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,026    $            (1,081)
Net realized gain (loss)                                                    (3,681)                (2,633)
Realized gain distributions                                                  6,112                  6,699
Net change in unrealized appreciation (depreciation)                        50,450                (15,659)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           53,907                (12,674)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   244,218                262,695
Cost of units redeemed                                                     (29,942)              (137,252)
Account charges                                                                (91)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        214,185                125,443
                                                               --------------------   --------------------
Net increase (decrease)                                                    268,092                112,769
Net assets, beginning                                                      112,769                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           380,861    $           112,769
                                                               ====================   ====================

Units sold                                                                 246,299                256,712
Units redeemed                                                             (31,039)              (138,725)
                                                               --------------------   --------------------
Net increase (decrease)                                                    215,260                117,987
Units outstanding, beginning                                               117,987                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  333,247                117,987
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           506,913
Cost of units redeemed/account charges                                                           (167,285)
Net investment income (loss)                                                                          (55)
Net realized gain (loss)                                                                           (6,314)
Realized gain distributions                                                                        12,811
Net change in unrealized appreciation (depreciation)                                               34,791
                                                                                      --------------------
Net assets                                                                            $           380,861
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                333    $           381               1.25%              19.6%
12/31/2015                   0.96                118                113               1.25%              -7.8%
12/31/2014                   1.04                  0                  0               1.25%               3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%              19.9%
12/31/2015                   0.96                  0                  0               1.00%              -7.5%
12/31/2014                   1.04                  0                  0               1.00%               3.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%              20.2%
12/31/2015                   0.96                  0                  0               0.75%              -7.3%
12/31/2014                   1.04                  0                  0               0.75%               3.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              20.5%
12/31/2015                   0.97                  0                  0               0.50%              -7.1%
12/31/2014                   1.04                  0                  0               0.50%               4.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%              20.8%
12/31/2015                   0.97                  0                  0               0.25%              -6.8%
12/31/2014                   1.04                  0                  0               0.25%               4.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%              21.1%
12/31/2015                   0.97                  0                  0               0.00%              -6.6%
12/31/2014                   1.04                  0                  0               0.00%               4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.2%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL QMA MID CAP VALUE Z CLASS - 74441L709

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,224,738    $    2,030,923           105,434
                                                                         ===============   ===============
Receivables: investments sold                                  29,450
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,254,188
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,254,188         1,959,773    $         1.15
Band 100                                                           --                --              1.16
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.18
Band 0                                                             --                --              1.19
                                                       ---------------   ---------------
 Total                                                 $    2,254,188         1,959,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       30,761
Mortality & expense charges                                                                       (28,954)
                                                                                           ---------------
Net investment income (loss)                                                                        1,807
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (244,359)
Realized gain distributions                                                                        38,746
Net change in unrealized appreciation (depreciation)                                              648,304
                                                                                           ---------------
Net gain (loss)                                                                                   442,691
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      444,498
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,807    $            20,158
Net realized gain (loss)                                                  (244,359)               (15,064)
Realized gain distributions                                                 38,746                179,094
Net change in unrealized appreciation (depreciation)                       648,304               (454,440)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          444,498               (270,252)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,110,458              3,627,259
Cost of units redeemed                                                  (2,392,760)              (254,161)
Account charges                                                            (10,162)                (8,024)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,292,464)             3,365,074
                                                               --------------------   --------------------
Net increase (decrease)                                                   (847,966)             3,094,822
Net assets, beginning                                                    3,102,154                  7,332
                                                               --------------------   --------------------
Net assets, ending                                             $         2,254,188    $         3,102,154
                                                               ====================   ====================

Units sold                                                               1,132,996              4,471,149
Units redeemed                                                          (2,406,550)            (1,244,885)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,273,554)             3,226,264
Units outstanding, beginning                                             3,233,327                  7,063
                                                               --------------------   --------------------
Units outstanding, ending                                                1,959,773              3,233,327
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         4,745,100
Cost of units redeemed/account charges                                                         (2,665,107)
Net investment income (loss)                                                                       21,963
Net realized gain (loss)                                                                         (259,423)
Realized gain distributions                                                                       217,840
Net change in unrealized appreciation (depreciation)                                              193,815
                                                                                      --------------------
Net assets                                                                            $         2,254,188
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15              1,960    $         2,254               1.25%              19.9%
12/31/2015                   0.96              3,233              3,102               1.25%              -7.6%
12/31/2014                   1.04                  7                  7               1.25%               3.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               1.00%              20.2%
12/31/2015                   0.96                  0                  0               1.00%              -7.3%
12/31/2014                   1.04                  0                  0               1.00%               3.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%              20.5%
12/31/2015                   0.97                  0                  0               0.75%              -7.1%
12/31/2014                   1.04                  0                  0               0.75%               4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%              20.8%
12/31/2015                   0.97                  0                  0               0.50%              -6.9%
12/31/2014                   1.04                  0                  0               0.50%               4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.25%              21.1%
12/31/2015                   0.97                  0                  0               0.25%              -6.6%
12/31/2014                   1.04                  0                  0               0.25%               4.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.00%              21.4%
12/31/2015                   0.98                  0                  0               0.00%              -6.4%
12/31/2014                   1.04                  0                  0               0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   2.6%
                 2014                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND A CLASS - 74440B108

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   12,168,046    $   12,452,749           860,592
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,873)
                                                       ---------------
Net assets                                             $   12,160,173
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,250,601         8,134,061    $         1.26
Band 100                                                    1,720,075         1,342,572              1.28
Band 75                                                            --                --              1.30
Band 50                                                            --                --              1.32
Band 25                                                            --                --              1.35
Band 0                                                        189,497           138,472              1.37
                                                       ---------------   ---------------
 Total                                                 $   12,160,173         9,615,105
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      296,092
Mortality & expense charges                                                                      (137,381)
                                                                                           ---------------
Net investment income (loss)                                                                      158,711
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,804)
Realized gain distributions                                                                       124,261
Net change in unrealized appreciation (depreciation)                                               36,207
                                                                                           ---------------
Net gain (loss)                                                                                   153,664
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      312,375
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           158,711    $           150,939
Net realized gain (loss)                                                    (6,804)                 5,711
Realized gain distributions                                                124,261                 20,174
Net change in unrealized appreciation (depreciation)                        36,207               (349,425)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          312,375               (172,601)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,445,031              8,101,704
Cost of units redeemed                                                  (4,048,930)            (4,874,272)
Account charges                                                             (8,758)                (5,773)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,387,343              3,221,659
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,699,718              3,049,058
Net assets, beginning                                                   10,460,455              7,411,397
                                                               --------------------   --------------------
Net assets, ending                                             $        12,160,173    $        10,460,455
                                                               ====================   ====================

Units sold                                                               4,367,286              8,157,168
Units redeemed                                                          (3,280,293)            (5,582,340)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,086,993              2,574,828
Units outstanding, beginning                                             8,528,112              5,953,284
                                                               --------------------   --------------------
Units outstanding, ending                                                9,615,105              8,528,112
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        25,744,021
Cost of units redeemed/account charges                                                        (14,017,211)
Net investment income (loss)                                                                      533,686
Net realized gain (loss)                                                                          (13,314)
Realized gain distributions                                                                       197,694
Net change in unrealized appreciation (depreciation)                                             (284,703)
                                                                                      --------------------
Net assets                                                                            $        12,160,173
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26              8,134    $        10,251               1.25%               3.2%
12/31/2015                   1.22              6,928              8,457               1.25%              -1.5%
12/31/2014                   1.24              4,624              5,732               1.25%               5.5%
12/31/2013                   1.18              3,419              4,018               1.25%              -2.4%
12/31/2012                   1.20              2,606              3,138               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28              1,343    $         1,720               1.00%               3.5%
12/31/2015                   1.24              1,267              1,568               1.00%              -1.3%
12/31/2014                   1.25              1,110              1,392               1.00%               5.7%
12/31/2013                   1.19                  1                  2               1.00%              -2.2%
12/31/2012                   1.21                  0                  0               1.00%               8.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.75%               3.8%
12/31/2015                   1.26                  0                  0               0.75%              -1.0%
12/31/2014                   1.27                  0                  0               0.75%               6.0%
12/31/2013                   1.20                  0                  0               0.75%              -1.9%
12/31/2012                   1.22                  0                  0               0.75%               8.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.50%               4.0%
12/31/2015                   1.27                  0                  0               0.50%              -0.8%
12/31/2014                   1.28                  0                  0               0.50%               6.3%
12/31/2013                   1.21                  0                  0               0.50%              -1.7%
12/31/2012                   1.23                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.25%               4.3%
12/31/2015                   1.29                  0                  0               0.25%              -0.5%
12/31/2014                   1.30                  0                  0               0.25%               6.5%
12/31/2013                   1.22                  0                  0               0.25%              -1.4%
12/31/2012                   1.24                  0                  0               0.25%               9.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                138    $           189               0.00%               4.5%
12/31/2015                   1.31                333                436               0.00%              -0.3%
12/31/2014                   1.31                219                288               0.00%               6.8%
12/31/2013                   1.23                  0                  0               0.00%              -1.2%
12/31/2012                   1.24                  0                  0               0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.9%
                 2014                                   3.0%
                 2013                                   3.5%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Z CLASS - 74440B405

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   36,854,280    $   37,682,013         2,643,011
                                                                         ===============   ===============
Receivables: investments sold                                 359,333
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   37,213,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   36,606,599        28,580,730    $         1.28
Band 100                                                           --                --              1.30
Band 75                                                            --                --              1.32
Band 50                                                            --                --              1.35
Band 25                                                            --                --              1.37
Band 0                                                        607,014           436,441              1.39
                                                       ---------------   ---------------
 Total                                                 $   37,213,613        29,017,171
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      898,135
Mortality & expense charges                                                                      (390,945)
                                                                                           ---------------
Net investment income (loss)                                                                      507,190
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (18,936)
Realized gain distributions                                                                       381,753
Net change in unrealized appreciation (depreciation)                                              (25,968)
                                                                                           ---------------
Net gain (loss)                                                                                   336,849
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      844,039
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           507,190    $           373,838
Net realized gain (loss)                                                   (18,936)                14,648
Realized gain distributions                                                381,753                 51,143
Net change in unrealized appreciation (depreciation)                       (25,968)              (863,755)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          844,039               (424,126)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                19,799,417             16,970,156
Cost of units redeemed                                                  (8,820,790)            (7,041,044)
Account charges                                                            (68,552)               (60,222)
                                                               --------------------   --------------------
Increase (decrease)                                                     10,910,075              9,868,890
                                                               --------------------   --------------------
Net increase (decrease)                                                 11,754,114              9,444,764
Net assets, beginning                                                   25,459,499             16,014,735
                                                               --------------------   --------------------
Net assets, ending                                             $        37,213,613    $        25,459,499
                                                               ====================   ====================

Units sold                                                              15,469,354             13,814,994
Units redeemed                                                          (7,006,115)            (6,022,076)
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,463,239              7,792,918
Units outstanding, beginning                                            20,553,932             12,761,014
                                                               --------------------   --------------------
Units outstanding, ending                                               29,017,171             20,553,932
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        62,437,872
Cost of units redeemed/account charges                                                        (26,078,437)
Net investment income (loss)                                                                    1,181,122
Net realized gain (loss)                                                                           11,059
Realized gain distributions                                                                       489,730
Net change in unrealized appreciation (depreciation)                                             (827,733)
                                                                                      --------------------
Net assets                                                                            $        37,213,613
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28             28,581    $        36,607               1.25%               3.5%
12/31/2015                   1.24             20,211             25,004               1.25%              -1.3%
12/31/2014                   1.25             12,454             15,607               1.25%               5.8%
12/31/2013                   1.18              2,096              2,483               1.25%              -2.2%
12/31/2012                   1.21              1,574              1,906               1.25%               8.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               1.00%               3.8%
12/31/2015                   1.25                  0                  0               1.00%              -1.0%
12/31/2014                   1.27                  0                  0               1.00%               6.0%
12/31/2013                   1.20                  0                  0               1.00%              -1.9%
12/31/2012                   1.22                  0                  0               1.00%               8.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               0.75%               4.0%
12/31/2015                   1.27                  0                  0               0.75%              -0.8%
12/31/2014                   1.28                  0                  0               0.75%               6.3%
12/31/2013                   1.21                  0                  0               0.75%              -1.7%
12/31/2012                   1.23                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.50%               4.3%
12/31/2015                   1.29                  0                  0               0.50%              -0.5%
12/31/2014                   1.30                  0                  0               0.50%               6.6%
12/31/2013                   1.22                  0                  0               0.50%              -1.4%
12/31/2012                   1.23                  0                  0               0.50%               9.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.25%               4.6%
12/31/2015                   1.31                  0                  0               0.25%              -0.3%
12/31/2014                   1.31                  0                  0               0.25%               6.8%
12/31/2013                   1.23                  0                  0               0.25%              -1.2%
12/31/2012                   1.24                  0                  0               0.25%               9.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                436    $           607               0.00%               4.8%
12/31/2015                   1.33                343                455               0.00%               0.0%
12/31/2014                   1.33                307                407               0.00%               7.1%
12/31/2013                   1.24                201                249               0.00%              -0.9%
12/31/2012                   1.25                162                202               0.00%               9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.9%
                 2015                                   3.1%
                 2014                                   3.1%
                 2013                                   3.9%
                 2012                                   4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       PRUDENTIAL GLOBAL REAL ESTATE FUND Q CLASS - 744336876 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           PRUDENTIAL HIGH-YIELD FUND Q CLASS - 74440Y884 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    PRUDENTIAL JENNISON HEALTH SCIENCES FUND Q CLASS - 74441P775 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     PRUDENTIAL JENNISON MID CAP GROWTH FUND Q CLASS - 74441C881 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   PRUDENTIAL JENNISON NATURAL RESOURCES FUND Q CLASS - 74441K602 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.96
Band 100                                                           --                --              0.96
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.25%              -3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.00%              -3.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -3.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.00%              -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PRUDENTIAL TOTAL RETURN BOND Q CLASS - 74440B884 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PUTNAM DIVERSIFIED INCOME TRUST Y CLASS - 746704501 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.03
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.04
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.05
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.25%               4.1%
12/31/2015                   0.99                  0                  0               1.25%              -1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               4.3%
12/31/2015                   0.99                  0                  0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.75%               4.6%
12/31/2015                   0.99                  0                  0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               4.8%
12/31/2015                   0.99                  0                  0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.25%               5.1%
12/31/2015                   1.00                  0                  0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               5.4%
12/31/2015                   1.00                  0                  0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      PUTNAM FUND FOR GROWTH & INCOME FUND Y CLASS - 746761402 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.10
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.25%              13.7%
12/31/2015                   0.95                  0                  0               1.25%              -5.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%              14.0%
12/31/2015                   0.95                  0                  0               1.00%              -4.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%              14.3%
12/31/2015                   0.95                  0                  0               0.75%              -4.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%              14.6%
12/31/2015                   0.96                  0                  0               0.50%              -4.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.25%              14.8%
12/31/2015                   0.96                  0                  0               0.25%              -4.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%              15.1%
12/31/2015                   0.96                  0                  0               0.00%              -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        PUTNAM GROWTH OPPORTUNITIES FUND Y CLASS - 746802586 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.12
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.25%               5.3%
12/31/2015                   1.04                  0                  0               1.25%               3.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%               5.6%
12/31/2015                   1.04                  0                  0               1.00%               4.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%               5.8%
12/31/2015                   1.04                  0                  0               0.75%               4.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%               6.1%
12/31/2015                   1.05                  0                  0               0.50%               4.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               6.4%
12/31/2015                   1.05                  0                  0               0.25%               4.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.00%               6.6%
12/31/2015                   1.05                  0                  0               0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PUTNAM DIVERSIFIED INCOME TRUST A CLASS - 746704105 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               3.8%
12/31/2015                   0.99                  0                  0               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               4.1%
12/31/2015                   0.99                  0                  0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               4.3%
12/31/2015                   0.99                  0                  0               0.75%              -1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               4.6%
12/31/2015                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               4.8%
12/31/2015                   1.00                  0                  0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               5.1%
12/31/2015                   1.00                  0                  0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PUTNAM FUND FOR GROWTH & INCOME FUND A CLASS - 746761105

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       36,910    $       33,423             1,660
                                                                         ===============   ===============
Receivables: investments sold                                      23
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       36,933
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       36,933            34,403    $         1.07
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $       36,933            34,403
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          694
Mortality & expense charges                                                                          (523)
                                                                                           ---------------
Net investment income (loss)                                                                          171
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              376
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                4,507
                                                                                           ---------------
Net gain (loss)                                                                                     4,883
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        5,054
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               171    $               261
Net realized gain (loss)                                                       376                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         4,507                 (1,020)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            5,054                   (759)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     4,047                 43,014
Cost of units redeemed                                                     (14,422)                    --
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        (10,376)                43,014
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,322)                42,255
Net assets, beginning                                                       42,255                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            36,933    $            42,255
                                                               ====================   ====================

Units sold                                                                   4,262                 44,651
Units redeemed                                                             (14,510)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    (10,248)                44,651
Units outstanding, beginning                                                44,651                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   34,403                 44,651
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            47,061
Cost of units redeemed/account charges                                                            (14,423)
Net investment income (loss)                                                                          432
Net realized gain (loss)                                                                              376
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                3,487
                                                                                      --------------------
Net assets                                                                            $            36,933
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                 34    $            37               1.25%              13.4%
12/31/2015                   0.95                 45                 42               1.25%              -5.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%              13.7%
12/31/2015                   0.95                  0                  0               1.00%              -5.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%              14.0%
12/31/2015                   0.95                  0                  0               0.75%              -4.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%              14.3%
12/31/2015                   0.95                  0                  0               0.50%              -4.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%              14.6%
12/31/2015                   0.96                  0                  0               0.25%              -4.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%              14.9%
12/31/2015                   0.96                  0                  0               0.00%              -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PUTNAM GROWTH OPPORTUNITIES FUND A CLASS - 746802800

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          919    $          889                37
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (1)
                                                       ---------------
Net assets                                             $          918
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          918               844    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $          918               844
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            (3)
                                                                                           ---------------
Net investment income (loss)                                                                           (3)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   30
                                                                                           ---------------
Net gain (loss)                                                                                        30
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           27
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                (3)   $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            30                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               27                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       893                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 (2)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                            891                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        918                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               918    $                --
                                                               ====================   ====================

Units sold                                                                     846                     --
Units redeemed                                                                  (2)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                        844                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      844                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $               893
Cost of units redeemed/account charges                                                                 (2)
Net investment income (loss)                                                                           (3)
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   30
                                                                                      --------------------
Net assets                                                                            $               918
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  1    $             1               1.25%               5.0%
12/31/2015                   1.04                  0                  0               1.25%               3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               5.3%
12/31/2015                   1.04                  0                  0               1.00%               3.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%               5.5%
12/31/2015                   1.04                  0                  0               0.75%               4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%               5.8%
12/31/2015                   1.04                  0                  0               0.50%               4.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               6.1%
12/31/2015                   1.05                  0                  0               0.25%               4.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%               6.3%
12/31/2015                   1.05                  0                  0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              RIDGEWORTH SEIX HIGH INCOME FUND A CLASS - 76628T504

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,473,109    $    4,619,693           679,857
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (94,825)
                                                       ---------------
Net assets                                             $    4,378,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,378,284         3,318,951    $         1.32
Band 100                                                           --                --              1.34
Band 75                                                            --                --              1.36
Band 50                                                            --                --              1.38
Band 25                                                            --                --              1.40
Band 0                                                             --                --              1.43
                                                       ---------------   ---------------
 Total                                                 $    4,378,284         3,318,951
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      286,680
Mortality & expense charges                                                                       (57,022)
                                                                                           ---------------
Net investment income (loss)                                                                      229,658
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (213,425)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              668,482
                                                                                           ---------------
Net gain (loss)                                                                                   455,057
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      684,715
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           229,658    $           210,858
Net realized gain (loss)                                                  (213,425)               (71,204)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       668,482               (517,859)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          684,715               (378,205)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,348,676              1,415,646
Cost of units redeemed                                                  (2,232,866)            (1,154,390)
Account charges                                                             (7,793)                (6,334)
                                                               --------------------   --------------------
Increase (decrease)                                                       (891,983)               254,922
                                                               --------------------   --------------------
Net increase (decrease)                                                   (207,268)              (123,283)
Net assets, beginning                                                    4,585,552              4,708,835
                                                               --------------------   --------------------
Net assets, ending                                             $         4,378,284    $         4,585,552
                                                               ====================   ====================

Units sold                                                               1,085,889              1,183,477
Units redeemed                                                          (1,791,131)              (983,765)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (705,242)               199,712
Units outstanding, beginning                                             4,024,193              3,824,481
                                                               --------------------   --------------------
Units outstanding, ending                                                3,318,951              4,024,193
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,597,323
Cost of units redeemed/account charges                                                         (6,153,269)
Net investment income (loss)                                                                    1,064,093
Net realized gain (loss)                                                                         (251,232)
Realized gain distributions                                                                       267,953
Net change in unrealized appreciation (depreciation)                                             (146,584)
                                                                                      --------------------
Net assets                                                                            $         4,378,284
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32              3,319    $         4,378               1.25%              15.8%
12/31/2015                   1.14              4,024              4,586               1.25%              -7.5%
12/31/2014                   1.23              3,824              4,709               1.25%               0.1%
12/31/2013                   1.23              3,682              4,531               1.25%               5.7%
12/31/2012                   1.16              3,114              3,623               1.25%              15.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               1.00%              16.1%
12/31/2015                   1.15                  0                  0               1.00%              -7.2%
12/31/2014                   1.24                  0                  0               1.00%               0.3%
12/31/2013                   1.24                  0                  0               1.00%               6.0%
12/31/2012                   1.17                  0                  0               1.00%              15.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.75%              16.3%
12/31/2015                   1.17                  0                  0               0.75%              -7.0%
12/31/2014                   1.26                  0                  0               0.75%               0.6%
12/31/2013                   1.25                  0                  0               0.75%               6.3%
12/31/2012                   1.18                  0                  0               0.75%              16.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.50%              16.6%
12/31/2015                   1.18                  0                  0               0.50%              -6.8%
12/31/2014                   1.27                  0                  0               0.50%               0.8%
12/31/2013                   1.26                  0                  0               0.50%               6.5%
12/31/2012                   1.18                  0                  0               0.50%              16.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.25%              16.9%
12/31/2015                   1.20                  0                  0               0.25%              -6.5%
12/31/2014                   1.28                  0                  0               0.25%               1.1%
12/31/2013                   1.27                  0                  0               0.25%               6.8%
12/31/2012                   1.19                  0                  0               0.25%              16.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.00%              17.2%
12/31/2015                   1.22                  0                  0               0.00%              -6.3%
12/31/2014                   1.30                  0                  0               0.00%               1.3%
12/31/2013                   1.28                  0                  0               0.00%               7.1%
12/31/2012                   1.20                  0                  0               0.00%              16.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.4%
                 2015                                   5.8%
                 2014                                   5.9%
                 2013                                   5.8%
                 2012                                   6.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              RIDGEWORTH SEIX HIGH INCOME FUND R CLASS - 76628T603

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      379,102    $      402,129            58,866
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (589)
                                                       ---------------
Net assets                                             $      378,513
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      378,513           291,823    $         1.30
Band 100                                                           --                --              1.32
Band 75                                                            --                --              1.34
Band 50                                                            --                --              1.36
Band 25                                                            --                --              1.38
Band 0                                                             --                --              1.40
                                                       ---------------   ---------------
 Total                                                 $      378,513           291,823
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,541
Mortality & expense charges                                                                        (4,633)
                                                                                           ---------------
Net investment income (loss)                                                                       17,908
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (10,728)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               46,442
                                                                                           ---------------
Net gain (loss)                                                                                    35,714
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       53,622
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            17,908    $            21,783
Net realized gain (loss)                                                   (10,728)               (41,578)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        46,442                 (4,477)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           53,622                (24,272)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    36,491                 83,188
Cost of units redeemed                                                     (80,978)              (682,563)
Account charges                                                               (404)                  (478)
                                                               --------------------   --------------------
Increase (decrease)                                                        (44,891)              (599,853)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,731               (624,125)
Net assets, beginning                                                      369,782                993,907
                                                               --------------------   --------------------
Net assets, ending                                             $           378,513    $           369,782
                                                               ====================   ====================

Units sold                                                                  30,357                 68,677
Units redeemed                                                             (67,454)              (556,335)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (37,097)              (487,658)
Units outstanding, beginning                                               328,920                816,578
                                                               --------------------   --------------------
Units outstanding, ending                                                  291,823                328,920
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,502,899
Cost of units redeemed/account charges                                                         (1,245,383)
Net investment income (loss)                                                                      141,703
Net realized gain (loss)                                                                          (47,643)
Realized gain distributions                                                                        49,964
Net change in unrealized appreciation (depreciation)                                              (23,027)
                                                                                      --------------------
Net assets                                                                            $           378,513
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                292    $           379               1.25%              15.4%
12/31/2015                   1.12                329                370               1.25%              -7.6%
12/31/2014                   1.22                817                994               1.25%               0.0%
12/31/2013                   1.22                650                791               1.25%               5.5%
12/31/2012                   1.15                535                618               1.25%              15.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.32                  0    $             0               1.00%              15.7%
12/31/2015                   1.14                  0                  0               1.00%              -7.4%
12/31/2014                   1.23                  0                  0               1.00%               0.2%
12/31/2013                   1.23                  0                  0               1.00%               5.7%
12/31/2012                   1.16                  0                  0               1.00%              15.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.75%              15.9%
12/31/2015                   1.15                  0                  0               0.75%              -7.2%
12/31/2014                   1.24                  0                  0               0.75%               0.5%
12/31/2013                   1.24                  0                  0               0.75%               6.0%
12/31/2012                   1.17                  0                  0               0.75%              15.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.36                  0    $             0               0.50%              16.2%
12/31/2015                   1.17                  0                  0               0.50%              -6.9%
12/31/2014                   1.26                  0                  0               0.50%               0.7%
12/31/2013                   1.25                  0                  0               0.50%               6.3%
12/31/2012                   1.17                  0                  0               0.50%              15.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.25%              16.5%
12/31/2015                   1.18                  0                  0               0.25%              -6.7%
12/31/2014                   1.27                  0                  0               0.25%               1.0%
12/31/2013                   1.26                  0                  0               0.25%               6.5%
12/31/2012                   1.18                  0                  0               0.25%              16.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.00%              16.8%
12/31/2015                   1.20                  0                  0               0.00%              -6.5%
12/31/2014                   1.28                  0                  0               0.00%               1.2%
12/31/2013                   1.27                  0                  0               0.00%               6.8%
12/31/2012                   1.19                  0                  0               0.00%              16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   6.0%
                 2015                                   4.1%
                 2014                                   5.6%
                 2013                                   5.6%
                 2012                                   6.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND A CLASS - 76628R664

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,176,290    $    5,838,848           369,828
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (100,016)
                                                       ---------------
Net assets                                             $    6,076,274
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,465,575         2,921,399    $         1.87
Band 100                                                           --                --              1.90
Band 75                                                            --                --              1.93
Band 50                                                            --                --              1.96
Band 25                                                            --                --              1.99
Band 0                                                        610,699           302,189              2.02
                                                       ---------------   ---------------
 Total                                                 $    6,076,274         3,223,588
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       87,442
Mortality & expense charges                                                                       (70,306)
                                                                                           ---------------
Net investment income (loss)                                                                       17,136
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (230,050)
Realized gain distributions                                                                        25,618
Net change in unrealized appreciation (depreciation)                                            1,029,078
                                                                                           ---------------
Net gain (loss)                                                                                   824,646
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      841,782
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            17,136    $            (1,495)
Net realized gain (loss)                                                  (230,050)              (125,812)
Realized gain distributions                                                 25,618                444,647
Net change in unrealized appreciation (depreciation)                     1,029,078               (776,706)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          841,782               (459,366)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,488,080              6,061,904
Cost of units redeemed                                                  (2,678,473)            (2,824,216)
Account charges                                                            (18,593)               (15,471)
                                                               --------------------   --------------------
Increase (decrease)                                                       (208,986)             3,222,217
                                                               --------------------   --------------------
Net increase (decrease)                                                    632,796              2,762,851
Net assets, beginning                                                    5,443,478              2,680,627
                                                               --------------------   --------------------
Net assets, ending                                             $         6,076,274    $         5,443,478
                                                               ====================   ====================

Units sold                                                               1,529,548              3,537,629
Units redeemed                                                          (1,610,807)            (1,762,604)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (81,259)             1,775,025
Units outstanding, beginning                                             3,304,847              1,529,822
                                                               --------------------   --------------------
Units outstanding, ending                                                3,223,588              3,304,847
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,905,562
Cost of units redeemed/account charges                                                         (6,730,855)
Net investment income (loss)                                                                       22,796
Net realized gain (loss)                                                                         (275,357)
Realized gain distributions                                                                       816,686
Net change in unrealized appreciation (depreciation)                                              337,442
                                                                                      --------------------
Net assets                                                                            $         6,076,274
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87              2,921    $         5,466               1.25%              13.8%
12/31/2015                   1.64              3,227              5,307               1.25%              -6.1%
12/31/2014                   1.75              1,530              2,681               1.25%               9.4%
12/31/2013                   1.60                822              1,317               1.25%              32.2%
12/31/2012                   1.21                533                646               1.25%              14.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               1.00%              14.0%
12/31/2015                   1.67                  0                  0               1.00%              -5.9%
12/31/2014                   1.77                  0                  0               1.00%               9.7%
12/31/2013                   1.61                  0                  0               1.00%              32.5%
12/31/2012                   1.22                  0                  0               1.00%              15.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.75%              14.3%
12/31/2015                   1.69                  0                  0               0.75%              -5.7%
12/31/2014                   1.79                  0                  0               0.75%               9.9%
12/31/2013                   1.63                  0                  0               0.75%              32.9%
12/31/2012                   1.23                  0                  0               0.75%              15.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.50%              14.6%
12/31/2015                   1.71                  0                  0               0.50%              -5.4%
12/31/2014                   1.81                  0                  0               0.50%              10.2%
12/31/2013                   1.64                  0                  0               0.50%              33.2%
12/31/2012                   1.23                  0                  0               0.50%              15.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.25%              14.9%
12/31/2015                   1.73                  0                  0               0.25%              -5.2%
12/31/2014                   1.83                  0                  0               0.25%              10.5%
12/31/2013                   1.65                  0                  0               0.25%              33.5%
12/31/2012                   1.24                  0                  0               0.25%              15.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                302    $           611               0.00%              15.2%
12/31/2015                   1.75                 78                136               0.00%              -5.0%
12/31/2014                   1.85                  0                  0               0.00%              10.8%
12/31/2013                   1.67                  0                  0               0.00%              33.9%
12/31/2012                   1.25                  0                  0               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.6%
                 2014                                   1.3%
                 2013                                   1.4%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R672

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   14,569,391    $   13,780,471           868,258
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (199,717)
                                                       ---------------
Net assets                                             $   14,369,674
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   14,369,674         7,550,457    $         1.90
Band 100                                                           --                --              1.93
Band 75                                                            --                --              1.96
Band 50                                                            --                --              1.99
Band 25                                                            --                --              2.02
Band 0                                                             --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $   14,369,674         7,550,457
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      219,624
Mortality & expense charges                                                                      (148,426)
                                                                                           ---------------
Net investment income (loss)                                                                       71,198
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (256,621)
Realized gain distributions                                                                        53,453
Net change in unrealized appreciation (depreciation)                                            1,916,361
                                                                                           ---------------
Net gain (loss)                                                                                 1,713,193
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,784,391
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            71,198    $            38,097
Net realized gain (loss)                                                  (256,621)               353,211
Realized gain distributions                                                 53,453                749,990
Net change in unrealized appreciation (depreciation)                     1,916,361             (1,738,926)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,784,391               (597,628)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,870,143              8,890,421
Cost of units redeemed                                                  (3,448,550)            (3,882,430)
Account charges                                                            (32,948)               (19,265)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,388,645              4,988,726
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,173,036              4,391,098
Net assets, beginning                                                    9,196,638              4,805,540
                                                               --------------------   --------------------
Net assets, ending                                             $        14,369,674    $         9,196,638
                                                               ====================   ====================

Units sold                                                               4,934,460              5,558,592
Units redeemed                                                          (2,893,806)            (2,760,574)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,040,654              2,798,018
Units outstanding, beginning                                             5,509,803              2,711,785
                                                               --------------------   --------------------
Units outstanding, ending                                                7,550,457              5,509,803
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        23,231,654
Cost of units redeemed/account charges                                                        (11,767,751)
Net investment income (loss)                                                                      143,279
Net realized gain (loss)                                                                          422,870
Realized gain distributions                                                                     1,550,702
Net change in unrealized appreciation (depreciation)                                              788,920
                                                                                      --------------------
Net assets                                                                            $        14,369,674
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90              7,550    $        14,370               1.25%              14.0%
12/31/2015                   1.67              5,510              9,197               1.25%              -5.8%
12/31/2014                   1.77              2,712              4,806               1.25%               9.7%
12/31/2013                   1.62              2,236              3,612               1.25%              32.5%
12/31/2012                   1.22              2,243              2,734               1.25%              14.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               1.00%              14.3%
12/31/2015                   1.69                  0                  0               1.00%              -5.6%
12/31/2014                   1.79                  0                  0               1.00%              10.0%
12/31/2013                   1.63                  0                  0               1.00%              32.9%
12/31/2012                   1.23                  0                  0               1.00%              15.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.75%              14.6%
12/31/2015                   1.71                  0                  0               0.75%              -5.3%
12/31/2014                   1.81                  0                  0               0.75%              10.2%
12/31/2013                   1.64                  0                  0               0.75%              33.2%
12/31/2012                   1.23                  0                  0               0.75%              15.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.50%              14.9%
12/31/2015                   1.74                  0                  0               0.50%              -5.1%
12/31/2014                   1.83                  0                  0               0.50%              10.5%
12/31/2013                   1.65                  0                  0               0.50%              33.5%
12/31/2012                   1.24                  0                  0               0.50%              15.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.25%              15.2%
12/31/2015                   1.76                  0                  0               0.25%              -4.9%
12/31/2014                   1.85                  0                  0               0.25%              10.8%
12/31/2013                   1.67                  0                  0               0.25%              33.9%
12/31/2012                   1.25                  0                  0               0.25%              16.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.00%              15.4%
12/31/2015                   1.78                  0                  0               0.00%              -4.6%
12/31/2014                   1.87                  0                  0               0.00%              11.1%
12/31/2013                   1.68                  0                  0               0.00%              34.2%
12/31/2012                   1.25                  0                  0               0.00%              16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   2.0%
                 2014                                   1.4%
                 2013                                   1.4%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        RIDGEWORTH CEREDEX MID CAP VALUE EQUITY FUND A CLASS - 76628R599

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      284,992    $      245,696            20,702
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (2,611)
                                                       ---------------
Net assets                                             $      282,381
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      282,381           149,488    $         1.89
Band 100                                                           --                --              1.92
Band 75                                                            --                --              1.95
Band 50                                                            --                --              1.98
Band 25                                                            --                --              2.01
Band 0                                                             --                --              2.04
                                                       ---------------   ---------------
 Total                                                 $      282,381           149,488
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,936
Mortality & expense charges                                                                        (6,373)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,437)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (70,064)
Realized gain distributions                                                                        11,009
Net change in unrealized appreciation (depreciation)                                              124,414
                                                                                           ---------------
Net gain (loss)                                                                                    65,359
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       61,922
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,437)   $            (3,880)
Net realized gain (loss)                                                   (70,064)               (82,503)
Realized gain distributions                                                 11,009                 64,489
Net change in unrealized appreciation (depreciation)                       124,414                (90,033)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           61,922               (111,927)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   190,348                502,862
Cost of units redeemed                                                  (1,156,541)            (1,857,149)
Account charges                                                               (253)                  (906)
                                                               --------------------   --------------------
Increase (decrease)                                                       (966,446)            (1,355,193)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (904,524)            (1,467,120)
Net assets, beginning                                                    1,186,905              2,654,025
                                                               --------------------   --------------------
Net assets, ending                                             $           282,381    $         1,186,905
                                                               ====================   ====================

Units sold                                                                 121,865                935,119
Units redeemed                                                            (706,210)            (1,698,910)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (584,345)              (763,791)
Units outstanding, beginning                                               733,833              1,497,624
                                                               --------------------   --------------------
Units outstanding, ending                                                  149,488                733,833
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,222,244
Cost of units redeemed/account charges                                                         (4,379,750)
Net investment income (loss)                                                                       (9,434)
Net realized gain (loss)                                                                          (55,101)
Realized gain distributions                                                                       465,126
Net change in unrealized appreciation (depreciation)                                               39,296
                                                                                      --------------------
Net assets                                                                            $           282,381
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                149    $           282               1.25%              18.3%
12/31/2015                   1.60                588                939               1.25%              -7.4%
12/31/2014                   1.72                724              1,249               1.25%               9.3%
12/31/2013                   1.58                660              1,041               1.25%              29.3%
12/31/2012                   1.22                250                305               1.25%              19.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               1.00%              18.6%
12/31/2015                   1.62                  0                  0               1.00%              -7.2%
12/31/2014                   1.74                  0                  0               1.00%               9.6%
12/31/2013                   1.59                  0                  0               1.00%              29.6%
12/31/2012                   1.23                  0                  0               1.00%              20.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.75%              18.9%
12/31/2015                   1.64                  0                  0               0.75%              -7.0%
12/31/2014                   1.76                  0                  0               0.75%               9.9%
12/31/2013                   1.60                  0                  0               0.75%              29.9%
12/31/2012                   1.23                  0                  0               0.75%              20.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.50%              19.2%
12/31/2015                   1.66                  0                  0               0.50%              -6.7%
12/31/2014                   1.78                  0                  0               0.50%              10.1%
12/31/2013                   1.62                  0                  0               0.50%              30.2%
12/31/2012                   1.24                  0                  0               0.50%              20.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.25%              19.5%
12/31/2015                   1.68                  0                  0               0.25%              -6.5%
12/31/2014                   1.80                  0                  0               0.25%              10.4%
12/31/2013                   1.63                  0                  0               0.25%              30.6%
12/31/2012                   1.25                  0                  0               0.25%              21.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.00%              19.8%
12/31/2015                   1.70                146                248               0.00%              -6.3%
12/31/2014                   1.82                774              1,405               0.00%              10.7%
12/31/2013                   1.64                136                223               0.00%              30.9%
12/31/2012                   1.25                  0                  0               0.00%              21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.5%
                 2014                                   0.7%
                 2013                                   0.9%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  RIDGEWORTH CEREDEX MID CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R615

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,289,236    $    1,143,198            94,216
                                                                         ===============   ===============
Receivables: investments sold                                   8,124
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,297,360
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,297,360           674,969    $         1.92
Band 100                                                           --                --              1.95
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.01
Band 25                                                            --                --              2.04
Band 0                                                             --                --              2.08
                                                       ---------------   ---------------
 Total                                                 $    1,297,360           674,969
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       15,357
Mortality & expense charges                                                                       (27,488)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,131)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (103,411)
Realized gain distributions                                                                        43,910
Net change in unrealized appreciation (depreciation)                                              387,956
                                                                                           ---------------
Net gain (loss)                                                                                   328,455
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      316,324
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,131)   $           (10,659)
Net realized gain (loss)                                                  (103,411)            (1,499,560)
Realized gain distributions                                                 43,910                655,908
Net change in unrealized appreciation (depreciation)                       387,956                 58,109
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          316,324               (796,202)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   374,517              1,643,022
Cost of units redeemed                                                  (2,320,510)           (10,699,356)
Account charges                                                               (931)                (1,463)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,946,924)            (9,057,797)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,630,600)            (9,853,999)
Net assets, beginning                                                    2,927,960             12,781,959
                                                               --------------------   --------------------
Net assets, ending                                             $         1,297,360    $         2,927,960
                                                               ====================   ====================

Units sold                                                                 221,815                993,774
Units redeemed                                                          (1,354,565)            (6,512,156)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,132,750)            (5,518,382)
Units outstanding, beginning                                             1,807,719              7,326,101
                                                               --------------------   --------------------
Units outstanding, ending                                                  674,969              1,807,719
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,950,267
Cost of units redeemed/account charges                                                        (17,376,288)
Net investment income (loss)                                                                      (40,822)
Net realized gain (loss)                                                                       (1,392,714)
Realized gain distributions                                                                     3,010,879
Net change in unrealized appreciation (depreciation)                                              146,038
                                                                                      --------------------
Net assets                                                                            $         1,297,360
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                675    $         1,297               1.25%              18.7%
12/31/2015                   1.62              1,808              2,928               1.25%              -7.2%
12/31/2014                   1.74              7,326             12,782               1.25%               9.6%
12/31/2013                   1.59              6,740             10,728               1.25%              29.6%
12/31/2012                   1.23                606                744               1.25%              20.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               1.00%              19.0%
12/31/2015                   1.64                  0                  0               1.00%              -6.9%
12/31/2014                   1.76                  0                  0               1.00%               9.9%
12/31/2013                   1.60                  0                  0               1.00%              29.9%
12/31/2012                   1.23                  0                  0               1.00%              20.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%              19.3%
12/31/2015                   1.66                  0                  0               0.75%              -6.7%
12/31/2014                   1.78                  0                  0               0.75%              10.2%
12/31/2013                   1.62                  0                  0               0.75%              30.2%
12/31/2012                   1.24                  0                  0               0.75%              20.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.50%              19.6%
12/31/2015                   1.68                  0                  0               0.50%              -6.5%
12/31/2014                   1.80                  0                  0               0.50%              10.4%
12/31/2013                   1.63                  0                  0               0.50%              30.6%
12/31/2012                   1.25                  0                  0               0.50%              21.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.25%              19.9%
12/31/2015                   1.71                  0                  0               0.25%              -6.2%
12/31/2014                   1.82                  0                  0               0.25%              10.7%
12/31/2013                   1.64                  0                  0               0.25%              30.9%
12/31/2012                   1.26                  0                  0               0.25%              21.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.00%              20.2%
12/31/2015                   1.73                  0                  0               0.00%              -6.0%
12/31/2014                   1.84                  0                  0               0.00%              11.0%
12/31/2013                   1.66                  0                  0               0.00%              31.2%
12/31/2012                   1.26                  0                  0               0.00%              21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   1.8%
                 2014                                   0.9%
                 2013                                   1.5%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND A CLASS - 76628R466

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      791,247    $      772,183            63,215
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (5,476)
                                                       ---------------
Net assets                                             $      785,771
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      785,771           421,175    $         1.87
Band 100                                                           --                --              1.89
Band 75                                                            --                --              1.92
Band 50                                                            --                --              1.95
Band 25                                                            --                --              1.98
Band 0                                                             --                --              2.02
                                                       ---------------   ---------------
 Total                                                 $      785,771           421,175
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,743
Mortality & expense charges                                                                        (9,981)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,238)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (136,764)
Realized gain distributions                                                                        34,000
Net change in unrealized appreciation (depreciation)                                              297,625
                                                                                           ---------------
Net gain (loss)                                                                                   194,861
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      190,623
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,238)   $            (2,871)
Net realized gain (loss)                                                  (136,764)                33,182
Realized gain distributions                                                 34,000                207,634
Net change in unrealized appreciation (depreciation)                       297,625               (301,440)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          190,623                (63,495)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   248,418                152,481
Cost of units redeemed                                                    (438,564)              (532,090)
Account charges                                                               (813)                  (540)
                                                               --------------------   --------------------
Increase (decrease)                                                       (190,959)              (380,149)
                                                               --------------------   --------------------
Net increase (decrease)                                                       (336)              (443,644)
Net assets, beginning                                                      786,107              1,229,751
                                                               --------------------   --------------------
Net assets, ending                                             $           785,771    $           786,107
                                                               ====================   ====================

Units sold                                                                 152,061                 97,184
Units redeemed                                                            (264,614)              (338,000)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (112,553)              (240,816)
Units outstanding, beginning                                               533,728                774,544
                                                               --------------------   --------------------
Units outstanding, ending                                                  421,175                533,728
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,703,292
Cost of units redeemed/account charges                                                         (2,450,942)
Net investment income (loss)                                                                      (16,458)
Net realized gain (loss)                                                                           22,331
Realized gain distributions                                                                       508,484
Net change in unrealized appreciation (depreciation)                                               19,064
                                                                                      --------------------
Net assets                                                                            $           785,771
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                421    $           786               1.25%              27.2%
12/31/2015                   1.47                502                736               1.25%              -7.4%
12/31/2014                   1.58                737              1,167               1.25%               0.6%
12/31/2013                   1.57                785              1,237               1.25%              33.0%
12/31/2012                   1.18                693                820               1.25%              15.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               1.00%              27.5%
12/31/2015                   1.49                  0                  0               1.00%              -7.1%
12/31/2014                   1.60                  0                  0               1.00%               0.8%
12/31/2013                   1.59                  0                  0               1.00%              33.3%
12/31/2012                   1.19                  0                  0               1.00%              15.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.75%              27.8%
12/31/2015                   1.51                  0                  0               0.75%              -6.9%
12/31/2014                   1.62                  0                  0               0.75%               1.1%
12/31/2013                   1.60                  0                  0               0.75%              33.6%
12/31/2012                   1.20                  0                  0               0.75%              15.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%              28.1%
12/31/2015                   1.53                  0                  0               0.50%              -6.7%
12/31/2014                   1.63                  0                  0               0.50%               1.3%
12/31/2013                   1.61                  0                  0               0.50%              34.0%
12/31/2012                   1.20                  0                  0               0.50%              15.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.25%              28.5%
12/31/2015                   1.54                  0                  0               0.25%              -6.4%
12/31/2014                   1.65                  0                  0               0.25%               1.6%
12/31/2013                   1.63                  0                  0               0.25%              34.3%
12/31/2012                   1.21                  0                  0               0.25%              16.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.00%              28.8%
12/31/2015                   1.57                 32                 50               0.00%              -6.2%
12/31/2014                   1.67                 38                 63               0.00%               1.8%
12/31/2013                   1.64                 33                 53               0.00%              34.6%
12/31/2012                   1.22                 47                 57               0.00%              16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.7%
                 2015                                   0.8%
                 2014                                   0.5%
                 2013                                   0.7%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 RIDGEWORTH CEREDEX SMALL CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R474

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,103    $       22,173             1,725
                                                                         ===============   ===============
Receivables: investments sold                                      12
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       22,115
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       22,115            11,630    $         1.90
Band 100                                                           --                --              1.93
Band 75                                                            --                --              1.96
Band 50                                                            --                --              1.99
Band 25                                                            --                --              2.02
Band 0                                                             --                --              2.05
                                                       ---------------   ---------------
 Total                                                 $       22,115            11,630
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          215
Mortality & expense charges                                                                          (182)
                                                                                           ---------------
Net investment income (loss)                                                                           33
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,492)
Realized gain distributions                                                                           914
Net change in unrealized appreciation (depreciation)                                                4,887
                                                                                           ---------------
Net gain (loss)                                                                                     3,309
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,342
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                33    $            (2,355)
Net realized gain (loss)                                                    (2,492)               (23,443)
Realized gain distributions                                                    914                  3,716
Net change in unrealized appreciation (depreciation)                         4,887                 14,785
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,342                 (7,297)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    11,968                 57,816
Cost of units redeemed                                                      (7,514)              (346,491)
Account charges                                                                 (8)                   (12)
                                                               --------------------   --------------------
Increase (decrease)                                                          4,446               (288,687)
                                                               --------------------   --------------------
Net increase (decrease)                                                      7,788               (295,984)
Net assets, beginning                                                       14,327                310,311
                                                               --------------------   --------------------
Net assets, ending                                             $            22,115    $            14,327
                                                               ====================   ====================

Units sold                                                                   6,598                 63,867
Units redeemed                                                              (4,579)              (247,797)
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,019               (183,930)
Units outstanding, beginning                                                 9,611                193,541
                                                               --------------------   --------------------
Units outstanding, ending                                                   11,630                  9,611
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           781,335
Cost of units redeemed/account charges                                                           (888,393)
Net investment income (loss)                                                                       (5,253)
Net realized gain (loss)                                                                           54,013
Realized gain distributions                                                                        80,483
Net change in unrealized appreciation (depreciation)                                                  (70)
                                                                                      --------------------
Net assets                                                                            $            22,115
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                 12    $            22               1.25%              27.6%
12/31/2015                   1.49                 10                 14               1.25%              -7.0%
12/31/2014                   1.60                194                310               1.25%               0.9%
12/31/2013                   1.59                299                476               1.25%              33.4%
12/31/2012                   1.19                202                240               1.25%              15.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               1.00%              27.9%
12/31/2015                   1.51                  0                  0               1.00%              -6.8%
12/31/2014                   1.62                  0                  0               1.00%               1.1%
12/31/2013                   1.60                  0                  0               1.00%              33.7%
12/31/2012                   1.20                  0                  0               1.00%              15.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.75%              28.2%
12/31/2015                   1.53                  0                  0               0.75%              -6.6%
12/31/2014                   1.64                  0                  0               0.75%               1.4%
12/31/2013                   1.62                  0                  0               0.75%              34.0%
12/31/2012                   1.20                  0                  0               0.75%              15.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.50%              28.5%
12/31/2015                   1.55                  0                  0               0.50%              -6.3%
12/31/2014                   1.65                  0                  0               0.50%               1.6%
12/31/2013                   1.63                  0                  0               0.50%              34.4%
12/31/2012                   1.21                  0                  0               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.25%              28.8%
12/31/2015                   1.57                  0                  0               0.25%              -6.1%
12/31/2014                   1.67                  0                  0               0.25%               1.9%
12/31/2013                   1.64                  0                  0               0.25%              34.7%
12/31/2012                   1.22                  0                  0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.00%              29.2%
12/31/2015                   1.59                  0                  0               0.00%              -5.9%
12/31/2014                   1.69                  0                  0               0.00%               2.1%
12/31/2013                   1.65                  0                  0               0.00%              35.0%
12/31/2012                   1.22                  0                  0               0.00%              16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   0.1%
                 2014                                   0.7%
                 2013                                   0.9%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH SEIX TOTAL RETURN BOND FUND R CLASS - 76628T488

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       18,088    $       18,582             1,741
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       18,088
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       18,088            16,655    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $       18,088            16,655
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,025
Mortality & expense charges                                                                          (939)
                                                                                           ---------------
Net investment income (loss)                                                                           86
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,789)
Realized gain distributions                                                                           281
Net change in unrealized appreciation (depreciation)                                                3,610
                                                                                           ---------------
Net gain (loss)                                                                                     2,102
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,188
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                86    $               341
Net realized gain (loss)                                                    (1,789)                 1,500
Realized gain distributions                                                    281                    153
Net change in unrealized appreciation (depreciation)                         3,610                 (3,910)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,188                 (1,916)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     9,891                183,820
Cost of units redeemed                                                    (141,188)              (230,401)
Account charges                                                                 --                     (4)
                                                               --------------------   --------------------
Increase (decrease)                                                       (131,297)               (46,585)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (129,109)               (48,501)
Net assets, beginning                                                      147,197                195,698
                                                               --------------------   --------------------
Net assets, ending                                             $            18,088    $           147,197
                                                               ====================   ====================

Units sold                                                                   8,998                167,136
Units redeemed                                                            (129,373)              (209,290)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (120,375)               (42,154)
Units outstanding, beginning                                               137,030                179,184
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,655                137,030
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           688,687
Cost of units redeemed/account charges                                                           (671,029)
Net investment income (loss)                                                                        1,687
Net realized gain (loss)                                                                           (6,059)
Realized gain distributions                                                                         5,296
Net change in unrealized appreciation (depreciation)                                                 (494)
                                                                                      --------------------
Net assets                                                                            $            18,088
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 17    $            18               1.25%               1.1%
12/31/2015                   1.07                137                147               1.25%              -1.6%
12/31/2014                   1.09                179                196               1.25%               4.5%
12/31/2013                   1.05                189                198               1.25%              -4.8%
12/31/2012                   1.10                148                163               1.25%               3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%               1.4%
12/31/2015                   1.09                  0                  0               1.00%              -1.4%
12/31/2014                   1.10                  0                  0               1.00%               4.8%
12/31/2013                   1.05                  0                  0               1.00%              -4.6%
12/31/2012                   1.10                  0                  0               1.00%               3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%               1.6%
12/31/2015                   1.10                  0                  0               0.75%              -1.2%
12/31/2014                   1.12                  0                  0               0.75%               5.0%
12/31/2013                   1.06                  0                  0               0.75%              -4.3%
12/31/2012                   1.11                  0                  0               0.75%               3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%               1.9%
12/31/2015                   1.12                  0                  0               0.50%              -0.9%
12/31/2014                   1.13                  0                  0               0.50%               5.3%
12/31/2013                   1.07                  0                  0               0.50%              -4.1%
12/31/2012                   1.12                  0                  0               0.50%               3.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               2.1%
12/31/2015                   1.13                  0                  0               0.25%              -0.7%
12/31/2014                   1.14                  0                  0               0.25%               5.6%
12/31/2013                   1.08                  0                  0               0.25%              -3.9%
12/31/2012                   1.12                  0                  0               0.25%               4.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%               2.4%
12/31/2015                   1.15                  0                  0               0.00%              -0.4%
12/31/2014                   1.15                  0                  0               0.00%               5.8%
12/31/2013                   1.09                  0                  0               0.00%              -3.6%
12/31/2012                   1.13                  0                  0               0.00%               4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.7%
                 2014                                   1.8%
                 2013                                   1.4%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH SEIX TOTAL RETURN BOND FUND A CLASS - 76628T496

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       54,584    $       55,198             5,084
                                                                         ===============   ===============
Receivables: investments sold                                      22
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       54,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       54,606            49,301    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.18
Band 0                                                             --                --              1.20
                                                       ---------------   ---------------
 Total                                                 $       54,606            49,301
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,706
Mortality & expense charges                                                                        (2,007)
                                                                                           ---------------
Net investment income (loss)                                                                          699
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            1,738
Realized gain distributions                                                                           831
Net change in unrealized appreciation (depreciation)                                                  116
                                                                                           ---------------
Net gain (loss)                                                                                     2,685
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               699    $               847
Net realized gain (loss)                                                     1,738                     89
Realized gain distributions                                                    831                    176
Net change in unrealized appreciation (depreciation)                           116                 (3,445)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,384                 (2,333)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,191                  3,211
Cost of units redeemed                                                    (125,462)                  (593)
Account charges                                                                (10)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                       (122,281)                 2,618
                                                               --------------------   --------------------
Net increase (decrease)                                                   (118,897)                   285
Net assets, beginning                                                      173,503                173,218
                                                               --------------------   --------------------
Net assets, ending                                             $            54,606    $           173,503
                                                               ====================   ====================

Units sold                                                                   2,813                  2,935
Units redeemed                                                            (112,543)                  (563)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (109,730)                 2,372
Units outstanding, beginning                                               159,031                156,659
                                                               --------------------   --------------------
Units outstanding, ending                                                   49,301                159,031
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           239,126
Cost of units redeemed/account charges                                                           (187,955)
Net investment income (loss)                                                                        2,432
Net realized gain (loss)                                                                             (696)
Realized gain distributions                                                                         2,313
Net change in unrealized appreciation (depreciation)                                                 (614)
                                                                                      --------------------
Net assets                                                                            $            54,606
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                 49    $            55               1.25%               1.5%
12/31/2015                   1.09                159                174               1.25%              -1.3%
12/31/2014                   1.11                157                173               1.25%               4.8%
12/31/2013                   1.05                 55                 58               1.25%              -4.5%
12/31/2012                   1.10                 33                 37               1.25%               3.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%               1.8%
12/31/2015                   1.11                  0                  0               1.00%              -1.1%
12/31/2014                   1.12                  0                  0               1.00%               5.1%
12/31/2013                   1.06                  0                  0               1.00%              -4.3%
12/31/2012                   1.11                  0                  0               1.00%               3.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               2.0%
12/31/2015                   1.12                  0                  0               0.75%              -0.8%
12/31/2014                   1.13                  0                  0               0.75%               5.4%
12/31/2013                   1.07                  0                  0               0.75%              -4.1%
12/31/2012                   1.12                  0                  0               0.75%               3.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               2.3%
12/31/2015                   1.13                  0                  0               0.50%              -0.6%
12/31/2014                   1.14                  0                  0               0.50%               5.6%
12/31/2013                   1.08                  0                  0               0.50%              -3.8%
12/31/2012                   1.12                  0                  0               0.50%               4.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.25%               2.5%
12/31/2015                   1.15                  0                  0               0.25%              -0.3%
12/31/2014                   1.15                  0                  0               0.25%               5.9%
12/31/2013                   1.09                  0                  0               0.25%              -3.6%
12/31/2012                   1.13                  0                  0               0.25%               4.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               0.00%               2.8%
12/31/2015                   1.16                  0                  0               0.00%              -0.1%
12/31/2014                   1.16                  0                  0               0.00%               6.2%
12/31/2013                   1.10                  0                  0               0.00%              -3.3%
12/31/2012                   1.14                  0                  0               0.00%               4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   1.7%
                 2014                                   1.5%
                 2013                                   1.4%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
RIDGEWORTH CEREDEX LARGE CAP VALUE EQUITY FUND IS CLASS - 76628T173 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                 --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION:  $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  RIDGEWORTH CEREDEX MID-CAP VALUE EQUITY FUND IS CLASS - 76628T165 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                RUSSELL COMMODITY STRATEGIES S CLASS - 782494363

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       22,674    $       24,737             4,006
                                                                         ===============   ===============
Receivables: investments sold                                       2
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $       22,676
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       22,676            41,583    $         0.55
Band 100                                                           --                --              0.55
Band 75                                                            --                --              0.56
Band 50                                                            --                --              0.57
Band 25                                                            --                --              0.57
Band 0                                                             --                --              0.58
                                                       ---------------   ---------------
 Total                                                 $       22,676            41,583
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                          (269)
                                                                                           ---------------
Net investment income (loss)                                                                         (269)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (41)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,174
                                                                                           ---------------
Net gain (loss)                                                                                     2,133
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        1,864
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (269)   $              (561)
Net realized gain (loss)                                                       (41)              (103,062)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,174                 87,972
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            1,864                (15,651)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        56                 22,562
Cost of units redeemed                                                          --               (372,243)
Account charges                                                                (11)                  (161)
                                                               --------------------   --------------------
Increase (decrease)                                                             45               (349,842)
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,909               (365,493)
Net assets, beginning                                                       20,767                386,260
                                                               --------------------   --------------------
Net assets, ending                                             $            22,676    $            20,767
                                                               ====================   ====================

Units sold                                                                     109                 37,668
Units redeemed                                                                 (22)              (570,339)
                                                               --------------------   --------------------
Net increase (decrease)                                                         87               (532,671)
Units outstanding, beginning                                                41,496                574,167
                                                               --------------------   --------------------
Units outstanding, ending                                                   41,583                 41,496
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           574,076
Cost of units redeemed/account charges                                                           (440,977)
Net investment income (loss)                                                                       (4,924)
Net realized gain (loss)                                                                         (103,442)
Realized gain distributions                                                                             6
Net change in unrealized appreciation (depreciation)                                               (2,063)
                                                                                      --------------------
Net assets                                                                            $            22,676
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.55                 42    $            23               1.25%               9.0%
12/31/2015                   0.50                 41                 21               1.25%             -25.6%
12/31/2014                   0.67                574                386               1.25%             -20.0%
12/31/2013                   0.84                181                153               1.25%             -10.8%
12/31/2012                   0.94                  0                  0               1.25%              -3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.55                  0    $             0               1.00%               9.2%
12/31/2015                   0.51                  0                  0               1.00%             -25.4%
12/31/2014                   0.68                  0                  0               1.00%             -19.8%
12/31/2013                   0.85                  0                  0               1.00%             -10.6%
12/31/2012                   0.95                  0                  0               1.00%              -3.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.56                  0    $             0               0.75%               9.5%
12/31/2015                   0.51                  0                  0               0.75%             -25.2%
12/31/2014                   0.68                  0                  0               0.75%             -19.6%
12/31/2013                   0.85                  0                  0               0.75%             -10.3%
12/31/2012                   0.95                  0                  0               0.75%              -3.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.57                  0    $             0               0.50%               9.8%
12/31/2015                   0.52                  0                  0               0.50%             -25.0%
12/31/2014                   0.69                  0                  0               0.50%             -19.4%
12/31/2013                   0.86                  0                  0               0.50%             -10.1%
12/31/2012                   0.95                  0                  0               0.50%              -2.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.57                  0    $             0               0.25%              10.1%
12/31/2015                   0.52                  0                  0               0.25%             -24.9%
12/31/2014                   0.69                  0                  0               0.25%             -19.2%
12/31/2013                   0.86                  0                  0               0.25%              -9.9%
12/31/2012                   0.95                  0                  0               0.25%              -2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.58                  0    $             0               0.00%              10.3%
12/31/2015                   0.53                  0                  0               0.00%             -24.7%
12/31/2014                   0.70                  0                  0               0.00%             -19.0%
12/31/2013                   0.86                  0                  0               0.00%              -9.7%
12/31/2012                   0.96                  0                  0               0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  RUSSELL EMERGING MARKETS S CLASS - 782493746

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      583,358    $      584,079            37,929
                                                                         ===============   ===============
Receivables: investments sold                                  15,551
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      598,909
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      598,909           347,752    $         1.72
Band 100                                                           --                --              1.76
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.83
Band 25                                                            --                --              1.87
Band 0                                                             --                --              1.90
                                                       ---------------   ---------------
 Total                                                 $      598,909           347,752
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,198
Mortality & expense charges                                                                        (7,636)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,438)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (2,869)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               73,395
                                                                                           ---------------
Net gain (loss)                                                                                    70,526
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       69,088
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,438)   $            (3,897)
Net realized gain (loss)                                                    (2,869)                (7,966)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        73,395                (51,054)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           69,088                (62,917)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   209,399                373,554
Cost of units redeemed                                                    (228,777)               (63,846)
Account charges                                                               (442)                  (193)
                                                               --------------------   --------------------
Increase (decrease)                                                        (19,820)               309,515
                                                               --------------------   --------------------
Net increase (decrease)                                                     49,268                246,598
Net assets, beginning                                                      549,641                303,043
                                                               --------------------   --------------------
Net assets, ending                                             $           598,909    $           549,641
                                                               ====================   ====================

Units sold                                                                 129,396                227,386
Units redeemed                                                            (132,956)               (37,693)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (3,560)               189,693
Units outstanding, beginning                                               351,312                161,619
                                                               --------------------   --------------------
Units outstanding, ending                                                  347,752                351,312
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,511,452
Cost of units redeemed/account charges                                                           (917,368)
Net investment income (loss)                                                                       (7,146)
Net realized gain (loss)                                                                           (1,050)
Realized gain distributions                                                                        13,742
Net change in unrealized appreciation (depreciation)                                                 (721)
                                                                                      --------------------
Net assets                                                                            $           598,909
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                348    $           599               1.25%              10.1%
12/31/2015                   1.56                351                550               1.25%             -16.6%
12/31/2014                   1.88                162                303               1.25%              -3.9%
12/31/2013                   1.95                157                306               1.25%              -2.7%
12/31/2012                   2.00                138                277               1.25%              17.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               1.00%              10.4%
12/31/2015                   1.59                  0                  0               1.00%             -16.4%
12/31/2014                   1.90                  0                  0               1.00%              -3.6%
12/31/2013                   1.98                  0                  0               1.00%              -2.4%
12/31/2012                   2.02                  0                  0               1.00%              17.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              10.6%
12/31/2015                   1.62                  0                  0               0.75%             -16.1%
12/31/2014                   1.93                  0                  0               0.75%              -3.4%
12/31/2013                   2.00                  0                  0               0.75%              -2.2%
12/31/2012                   2.05                  0                  0               0.75%              17.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.50%              10.9%
12/31/2015                   1.65                  0                  0               0.50%             -15.9%
12/31/2014                   1.96                  0                  0               0.50%              -3.2%
12/31/2013                   2.03                  0                  0               0.50%              -1.9%
12/31/2012                   2.07                  0                  0               0.50%              18.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.25%              11.2%
12/31/2015                   1.68                  0                  0               0.25%             -15.7%
12/31/2014                   1.99                  0                  0               0.25%              -2.9%
12/31/2013                   2.05                  0                  0               0.25%              -1.7%
12/31/2012                   2.09                  0                  0               0.25%              18.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.00%              11.5%
12/31/2015                   1.71                  0                  0               0.00%             -15.5%
12/31/2014                   2.02                  0                  0               0.00%              -2.7%
12/31/2013                   2.08                  0                  0               0.00%              -1.5%
12/31/2012                   2.11                  0                  0               0.00%              18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.2%
                 2014                                   1.5%
                 2013                                   0.7%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 RUSSELL GLOBAL EQUITY FUND S CLASS - 782478119

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        3,792    $        3,995               381
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $        3,792
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        3,792             1,777    $         2.13
Band 100                                                           --                --              2.18
Band 75                                                            --                --              2.22
Band 50                                                            --                --              2.27
Band 25                                                            --                --              2.31
Band 0                                                             --                --              2.36
                                                       ---------------   ---------------
 Total                                                 $        3,792             1,777
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           53
Mortality & expense charges                                                                           (37)
                                                                                           ---------------
Net investment income (loss)                                                                           16
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (4)
Realized gain distributions                                                                           239
Net change in unrealized appreciation (depreciation)                                                  (35)
                                                                                           ---------------
Net gain (loss)                                                                                       200
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          216
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                16    $                24
Net realized gain (loss)                                                        (4)                    --
Realized gain distributions                                                    239                    136
Net change in unrealized appreciation (depreciation)                           (35)                  (168)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              216                     (8)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     1,172                  2,292
Cost of units redeemed                                                          --                    (18)
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                          1,172                  2,274
                                                               --------------------   --------------------
Net increase (decrease)                                                      1,388                  2,266
Net assets, beginning                                                        2,404                    138
                                                               --------------------   --------------------
Net assets, ending                                             $             3,792    $             2,404
                                                               ====================   ====================

Units sold                                                                     582                  1,135
Units redeemed                                                                  --                     (8)
                                                               --------------------   --------------------
Net increase (decrease)                                                        582                  1,127
Units outstanding, beginning                                                 1,195                     68
                                                               --------------------   --------------------
Units outstanding, ending                                                    1,777                  1,195
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $             3,628
Cost of units redeemed/account charges                                                                (56)
Net investment income (loss)                                                                           41
Net realized gain (loss)                                                                                4
Realized gain distributions                                                                           378
Net change in unrealized appreciation (depreciation)                                                 (203)
                                                                                      --------------------
Net assets                                                                            $             3,792
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  2    $             4               1.25%               6.1%
12/31/2015                   2.01                  1                  2               1.25%              -1.6%
12/31/2014                   2.04                  0                  0               1.25%               3.3%
12/31/2013                   1.98                  0                  0               1.25%              26.3%
12/31/2012                   1.57                  0                  0               1.25%              14.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               1.00%               6.4%
12/31/2015                   2.05                  0                  0               1.00%              -1.3%
12/31/2014                   2.07                  0                  0               1.00%               3.6%
12/31/2013                   2.00                  0                  0               1.00%              26.6%
12/31/2012                   1.58                  0                  0               1.00%              14.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.75%               6.6%
12/31/2015                   2.08                  0                  0               0.75%              -1.1%
12/31/2014                   2.11                  0                  0               0.75%               3.9%
12/31/2013                   2.03                  0                  0               0.75%              27.0%
12/31/2012                   1.60                  0                  0               0.75%              14.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.50%               6.9%
12/31/2015                   2.12                  0                  0               0.50%              -0.8%
12/31/2014                   2.14                  0                  0               0.50%               4.1%
12/31/2013                   2.05                  0                  0               0.50%              27.3%
12/31/2012                   1.61                  0                  0               0.50%              15.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                  0    $             0               0.25%               7.2%
12/31/2015                   2.16                  0                  0               0.25%              -0.6%
12/31/2014                   2.17                  0                  0               0.25%               4.4%
12/31/2013                   2.08                  0                  0               0.25%              27.6%
12/31/2012                   1.63                  0                  0               0.25%              15.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.00%               7.4%
12/31/2015                   2.20                  0                  0               0.00%              -0.3%
12/31/2014                   2.20                  0                  0               0.00%               4.6%
12/31/2013                   2.11                  0                  0               0.00%              27.9%
12/31/2012                   1.65                  0                  0               0.00%              15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   2.1%
                 2014                                   1.1%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL INFRASTRUCTURE FUND S CLASS - 782494256 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.42
Band 100                                                           --                --              1.44
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.50
Band 0                                                             --                --              1.52
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               1.25%               7.8%
12/31/2015                   1.32                  0                  0               1.25%              -8.5%
12/31/2014                   1.44                  0                  0               1.25%               9.5%
12/31/2013                   1.32                  0                  0               1.25%              14.6%
12/31/2012                   1.15                  0                  0               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               1.00%               8.0%
12/31/2015                   1.34                  0                  0               1.00%              -8.3%
12/31/2014                   1.46                  0                  0               1.00%               9.7%
12/31/2013                   1.33                  0                  0               1.00%              14.9%
12/31/2012                   1.16                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               8.3%
12/31/2015                   1.35                  0                  0               0.75%              -8.1%
12/31/2014                   1.47                  0                  0               0.75%              10.0%
12/31/2013                   1.33                  0                  0               0.75%              15.2%
12/31/2012                   1.16                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.50%               8.6%
12/31/2015                   1.36                  0                  0               0.50%              -7.9%
12/31/2014                   1.48                  0                  0               0.50%              10.3%
12/31/2013                   1.34                  0                  0               0.50%              15.5%
12/31/2012                   1.16                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.25%               8.8%
12/31/2015                   1.38                  0                  0               0.25%              -7.6%
12/31/2014                   1.49                  0                  0               0.25%              10.6%
12/31/2013                   1.35                  0                  0               0.25%              15.8%
12/31/2012                   1.17                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.00%               9.1%
12/31/2015                   1.39                  0                  0               0.00%              -7.4%
12/31/2014                   1.50                  0                  0               0.00%              10.8%
12/31/2013                   1.36                  0                  0               0.00%              16.0%
12/31/2012                   1.17                  0                  0               0.00%              14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.23
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.26
Band 50                                                            --                --              1.28
Band 25                                                            --                --              1.29
Band 0                                                             --                --              1.31
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.25%              10.1%
12/31/2015                   1.12                  0                  0               1.25%              -4.3%
12/31/2014                   1.17                  0                  0               1.25%              -0.1%
12/31/2013                   1.17                  0                  0               1.25%              -0.8%
12/31/2012                   1.18                  0                  0               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%              10.4%
12/31/2015                   1.13                  0                  0               1.00%              -4.0%
12/31/2014                   1.17                  0                  0               1.00%               0.1%
12/31/2013                   1.17                  0                  0               1.00%              -0.5%
12/31/2012                   1.18                  0                  0               1.00%              15.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.75%              10.7%
12/31/2015                   1.14                  0                  0               0.75%              -3.8%
12/31/2014                   1.18                  0                  0               0.75%               0.4%
12/31/2013                   1.18                  0                  0               0.75%              -0.3%
12/31/2012                   1.18                  0                  0               0.75%              15.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.50%              11.0%
12/31/2015                   1.15                  0                  0               0.50%              -3.6%
12/31/2014                   1.19                  0                  0               0.50%               0.6%
12/31/2013                   1.19                  0                  0               0.50%               0.0%
12/31/2012                   1.19                  0                  0               0.50%              16.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.25%              11.3%
12/31/2015                   1.16                  0                  0               0.25%              -3.3%
12/31/2014                   1.20                  0                  0               0.25%               0.9%
12/31/2013                   1.19                  0                  0               0.25%               0.2%
12/31/2012                   1.19                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.00%              11.5%
12/31/2015                   1.18                  0                  0               0.00%              -3.1%
12/31/2014                   1.21                  0                  0               0.00%               1.1%
12/31/2013                   1.20                  0                  0               0.00%               0.5%
12/31/2012                   1.19                  0                  0               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL GLOBAL REAL ESTATE SECURITIES FUND S CLASS - 782493761

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      957,962    $    1,088,435            28,430
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (22,023)
                                                       ---------------
Net assets                                             $      935,939
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      935,939           455,988    $         2.05
Band 100                                                           --                --              2.09
Band 75                                                            --                --              2.14
Band 50                                                            --                --              2.18
Band 25                                                            --                --              2.22
Band 0                                                             --                --              2.27
                                                       ---------------   ---------------
 Total                                                 $      935,939           455,988
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       41,954
Mortality & expense charges                                                                       (11,382)
                                                                                           ---------------
Net investment income (loss)                                                                       30,572
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,746)
Realized gain distributions                                                                        55,874
Net change in unrealized appreciation (depreciation)                                              (73,039)
                                                                                           ---------------
Net gain (loss)                                                                                   (20,911)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        9,661
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            30,572    $             4,304
Net realized gain (loss)                                                    (3,746)                 7,982
Realized gain distributions                                                 55,874                 46,547
Net change in unrealized appreciation (depreciation)                       (73,039)               (72,772)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            9,661                (13,939)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   207,067                222,562
Cost of units redeemed                                                    (131,873)              (199,338)
Account charges                                                               (793)                  (633)
                                                               --------------------   --------------------
Increase (decrease)                                                         74,401                 22,591
                                                               --------------------   --------------------
Net increase (decrease)                                                     84,062                  8,652
Net assets, beginning                                                      851,877                843,225
                                                               --------------------   --------------------
Net assets, ending                                             $           935,939    $           851,877
                                                               ====================   ====================

Units sold                                                                  99,206                107,661
Units redeemed                                                             (64,454)               (97,806)
                                                               --------------------   --------------------
Net increase (decrease)                                                     34,752                  9,855
Units outstanding, beginning                                               421,236                411,381
                                                               --------------------   --------------------
Units outstanding, ending                                                  455,988                421,236
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         3,927,409
Cost of units redeemed/account charges                                                         (3,694,467)
Net investment income (loss)                                                                      191,604
Net realized gain (loss)                                                                          355,684
Realized gain distributions                                                                       286,182
Net change in unrealized appreciation (depreciation)                                             (130,473)
                                                                                      --------------------
Net assets                                                                            $           935,939
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                456    $           936               1.25%               1.5%
12/31/2015                   2.02                421                852               1.25%              -1.3%
12/31/2014                   2.05                411                843               1.25%              13.2%
12/31/2013                   1.81                983              1,779               1.25%               1.9%
12/31/2012                   1.78              1,023              1,818               1.25%              26.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               1.00%               1.7%
12/31/2015                   2.06                  0                  0               1.00%              -1.1%
12/31/2014                   2.08                  0                  0               1.00%              13.5%
12/31/2013                   1.83                  0                  0               1.00%               2.1%
12/31/2012                   1.80                  0                  0               1.00%              26.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.75%               2.0%
12/31/2015                   2.09                  0                  0               0.75%              -0.8%
12/31/2014                   2.11                  0                  0               0.75%              13.8%
12/31/2013                   1.86                  0                  0               0.75%               2.4%
12/31/2012                   1.81                  0                  0               0.75%              26.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.50%               2.3%
12/31/2015                   2.13                  0                  0               0.50%              -0.6%
12/31/2014                   2.14                  0                  0               0.50%              14.0%
12/31/2013                   1.88                  0                  0               0.50%               2.6%
12/31/2012                   1.83                  0                  0               0.50%              27.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22                  0    $             0               0.25%               2.5%
12/31/2015                   2.17                  0                  0               0.25%              -0.3%
12/31/2014                   2.18                  0                  0               0.25%              14.3%
12/31/2013                   1.90                  0                  0               0.25%               2.9%
12/31/2012                   1.85                  0                  0               0.25%              27.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.27                  0    $             0               0.00%               2.8%
12/31/2015                   2.21                  0                  0               0.00%              -0.1%
12/31/2014                   2.21                  0                  0               0.00%              14.6%
12/31/2013                   1.93                  0                  0               0.00%               3.2%
12/31/2012                   1.87                  0                  0               0.00%              27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.7%
                 2015                                   1.8%
                 2014                                   3.4%
                 2013                                   3.0%
                 2012                                   5.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.49
Band 100                                                           --                --              1.52
Band 75                                                            --                --              1.55
Band 50                                                            --                --              1.58
Band 25                                                            --                --              1.61
Band 0                                                             --                --              1.65
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               1.25%               1.1%
12/31/2015                   1.47                  0                  0               1.25%              -1.9%
12/31/2014                   1.50                  0                  0               1.25%              -6.6%
12/31/2013                   1.61                  0                  0               1.25%              20.4%
12/31/2012                   1.33                  0                  0               1.25%              16.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               1.00%               1.4%
12/31/2015                   1.50                  0                  0               1.00%              -1.6%
12/31/2014                   1.52                  0                  0               1.00%              -6.4%
12/31/2013                   1.63                  0                  0               1.00%              20.7%
12/31/2012                   1.35                  0                  0               1.00%              16.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.75%               1.6%
12/31/2015                   1.52                  0                  0               0.75%              -1.4%
12/31/2014                   1.55                  0                  0               0.75%              -6.2%
12/31/2013                   1.65                  0                  0               0.75%              21.0%
12/31/2012                   1.36                  0                  0               0.75%              16.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.50%               1.9%
12/31/2015                   1.55                  0                  0               0.50%              -1.1%
12/31/2014                   1.57                  0                  0               0.50%              -5.9%
12/31/2013                   1.67                  0                  0               0.50%              21.3%
12/31/2012                   1.38                  0                  0               0.50%              17.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.25%               2.2%
12/31/2015                   1.58                  0                  0               0.25%              -0.9%
12/31/2014                   1.59                  0                  0               0.25%              -5.7%
12/31/2013                   1.69                  0                  0               0.25%              21.6%
12/31/2012                   1.39                  0                  0               0.25%              17.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.65                  0    $             0               0.00%               2.4%
12/31/2015                   1.61                  0                  0               0.00%              -0.6%
12/31/2014                   1.62                  0                  0               0.00%              -5.5%
12/31/2013                   1.71                  0                  0               0.00%              21.9%
12/31/2012                   1.40                  0                  0               0.00%              17.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             RUSSELL INVESTMENT GRADE BOND FUND S CLASS - 782494835

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      317,344    $      334,658            15,500
                                                                         ===============   ===============
Receivables: investments sold                                   6,465
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      323,809
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      323,809           236,844    $         1.37
Band 100                                                           --                --              1.39
Band 75                                                            --                --              1.42
Band 50                                                            --                --              1.45
Band 25                                                            --                --              1.48
Band 0                                                             --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $      323,809           236,844
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,666
Mortality & expense charges                                                                        (3,797)
                                                                                           ---------------
Net investment income (loss)                                                                        2,869
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                4
Realized gain distributions                                                                         9,092
Net change in unrealized appreciation (depreciation)                                               (8,903)
                                                                                           ---------------
Net gain (loss)                                                                                       193
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        3,062
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,869    $             1,497
Net realized gain (loss)                                                         4                     (1)
Realized gain distributions                                                  9,092                  5,788
Net change in unrealized appreciation (depreciation)                        (8,903)                (8,411)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            3,062                 (1,127)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    44,885                288,943
Cost of units redeemed                                                     (10,570)                (1,357)
Account charges                                                                (27)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         34,288                287,586
                                                               --------------------   --------------------
Net increase (decrease)                                                     37,350                286,459
Net assets, beginning                                                      286,459                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           323,809    $           286,459
                                                               ====================   ====================

Units sold                                                                  32,835                213,110
Units redeemed                                                              (8,099)                (1,002)
                                                               --------------------   --------------------
Net increase (decrease)                                                     24,736                212,108
Units outstanding, beginning                                               212,108                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  236,844                212,108
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           333,828
Cost of units redeemed/account charges                                                            (11,954)
Net investment income (loss)                                                                        4,366
Net realized gain (loss)                                                                                3
Realized gain distributions                                                                        14,880
Net change in unrealized appreciation (depreciation)                                              (17,314)
                                                                                      --------------------
Net assets                                                                            $           323,809
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                237    $           324               1.25%               1.2%
12/31/2015                   1.35                212                286               1.25%              -0.7%
12/31/2014                   1.36                  0                  0               1.25%               4.6%
12/31/2013                   1.30                  0                  0               1.25%              -3.6%
12/31/2012                   1.35                  0                  0               1.25%               4.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               1.00%               1.5%
12/31/2015                   1.37                  0                  0               1.00%              -0.5%
12/31/2014                   1.38                  0                  0               1.00%               4.9%
12/31/2013                   1.32                  0                  0               1.00%              -3.4%
12/31/2012                   1.36                  0                  0               1.00%               5.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.75%               1.7%
12/31/2015                   1.40                  0                  0               0.75%              -0.2%
12/31/2014                   1.40                  0                  0               0.75%               5.1%
12/31/2013                   1.33                  0                  0               0.75%              -3.1%
12/31/2012                   1.38                  0                  0               0.75%               5.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.50%               2.0%
12/31/2015                   1.42                  0                  0               0.50%               0.0%
12/31/2014                   1.42                  0                  0               0.50%               5.4%
12/31/2013                   1.35                  0                  0               0.50%              -2.9%
12/31/2012                   1.39                  0                  0               0.50%               5.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%               2.2%
12/31/2015                   1.45                  0                  0               0.25%               0.3%
12/31/2014                   1.45                  0                  0               0.25%               5.7%
12/31/2013                   1.37                  0                  0               0.25%              -2.6%
12/31/2012                   1.40                  0                  0               0.25%               6.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.00%               2.5%
12/31/2015                   1.47                  0                  0               0.00%               0.5%
12/31/2014                   1.47                  0                  0               0.00%               5.9%
12/31/2013                   1.38                  0                  0               0.00%              -2.4%
12/31/2012                   1.42                  0                  0               0.00%               6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   1.9%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R1 CLASS - 782478275

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,800,819    $    3,173,146           381,413
                                                                         ===============   ===============
Receivables: investments sold                                   2,568
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,803,387
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,803,387         1,602,049    $         1.75
Band 100                                                           --                --              1.79
Band 75                                                            --                --              1.82
Band 50                                                            --                --              1.86
Band 25                                                            --                --              1.90
Band 0                                                             --                --              1.93
                                                       ---------------   ---------------
 Total                                                 $    2,803,387         1,602,049
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       91,275
Mortality & expense charges                                                                       (40,464)
                                                                                           ---------------
Net investment income (loss)                                                                       50,811
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (314,057)
Realized gain distributions                                                                       112,010
Net change in unrealized appreciation (depreciation)                                              325,014
                                                                                           ---------------
Net gain (loss)                                                                                   122,967
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      173,778
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            50,811    $            60,473
Net realized gain (loss)                                                  (314,057)            (1,758,800)
Realized gain distributions                                                112,010                387,930
Net change in unrealized appreciation (depreciation)                       325,014              1,267,816
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          173,778                (42,581)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   505,265              1,369,502
Cost of units redeemed                                                  (1,894,528)            (6,131,158)
Account charges                                                             (2,386)                (2,694)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,391,649)            (4,764,350)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,217,871)            (4,806,931)
Net assets, beginning                                                    4,021,258              8,828,189
                                                               --------------------   --------------------
Net assets, ending                                             $         2,803,387    $         4,021,258
                                                               ====================   ====================

Units sold                                                                 296,478                825,320
Units redeemed                                                          (1,113,302)            (3,582,334)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (816,824)            (2,757,014)
Units outstanding, beginning                                             2,418,873              5,175,887
                                                               --------------------   --------------------
Units outstanding, ending                                                1,602,049              2,418,873
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        28,994,114
Cost of units redeemed/account charges                                                        (32,407,766)
Net investment income (loss)                                                                    1,517,590
Net realized gain (loss)                                                                        1,841,123
Realized gain distributions                                                                     3,230,653
Net change in unrealized appreciation (depreciation)                                             (372,327)
                                                                                      --------------------
Net assets                                                                            $         2,803,387
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75              1,602    $         2,803               1.25%               5.3%
12/31/2015                   1.66              2,419              4,021               1.25%              -2.5%
12/31/2014                   1.71              5,176              8,828               1.25%               3.4%
12/31/2013                   1.65              7,852             12,950               1.25%               7.7%
12/31/2012                   1.53             11,568             17,721               1.25%              10.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               1.00%               5.5%
12/31/2015                   1.69                  0                  0               1.00%              -2.3%
12/31/2014                   1.73                  0                  0               1.00%               3.7%
12/31/2013                   1.67                  0                  0               1.00%               7.9%
12/31/2012                   1.55                  0                  0               1.00%              10.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.75%               5.8%
12/31/2015                   1.72                  0                  0               0.75%              -2.0%
12/31/2014                   1.76                  0                  0               0.75%               3.9%
12/31/2013                   1.69                  0                  0               0.75%               8.2%
12/31/2012                   1.56                  0                  0               0.75%              11.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.50%               6.0%
12/31/2015                   1.75                  0                  0               0.50%              -1.8%
12/31/2014                   1.78                  0                  0               0.50%               4.2%
12/31/2013                   1.71                  0                  0               0.50%               8.5%
12/31/2012                   1.58                  0                  0               0.50%              11.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.25%               6.3%
12/31/2015                   1.78                  0                  0               0.25%              -1.6%
12/31/2014                   1.81                  0                  0               0.25%               4.5%
12/31/2013                   1.73                  0                  0               0.25%               8.7%
12/31/2012                   1.60                  0                  0               0.25%              11.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.00%               6.6%
12/31/2015                   1.82                  0                  0               0.00%              -1.3%
12/31/2014                   1.84                  0                  0               0.00%               4.7%
12/31/2013                   1.76                  0                  0               0.00%               9.0%
12/31/2012                   1.61                  0                  0               0.00%              11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   2.2%
                 2014                                   2.2%
                 2013                                   1.9%
                 2012                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R5 CLASS - 78249R578

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,747,696    $    2,049,620           237,778
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (28)
                                                       ---------------
Net assets                                             $    1,747,668
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,495,131         1,042,828    $         1.43
Band 100                                                      252,537           171,008              1.48
Band 75                                                            --                --              1.52
Band 50                                                            --                --              1.57
Band 25                                                            --                --              1.61
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $    1,747,668         1,213,836
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       48,359
Mortality & expense charges                                                                       (24,495)
                                                                                           ---------------
Net investment income (loss)                                                                       23,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (350,572)
Realized gain distributions                                                                        70,056
Net change in unrealized appreciation (depreciation)                                              353,579
                                                                                           ---------------
Net gain (loss)                                                                                    73,063
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       96,927
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            23,864    $            25,515
Net realized gain (loss)                                                  (350,572)              (648,576)
Realized gain distributions                                                 70,056                259,101
Net change in unrealized appreciation (depreciation)                       353,579                285,344
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           96,927                (78,616)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   278,971                943,317
Cost of units redeemed                                                  (1,385,073)            (2,641,026)
Account charges                                                               (891)                  (664)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,106,993)            (1,698,373)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,010,066)            (1,776,989)
Net assets, beginning                                                    2,757,734              4,534,723
                                                               --------------------   --------------------
Net assets, ending                                             $         1,747,668    $         2,757,734
                                                               ====================   ====================

Units sold                                                                 200,502                668,471
Units redeemed                                                            (995,696)            (1,870,871)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (795,194)            (1,202,400)
Units outstanding, beginning                                             2,009,030              3,211,430
                                                               --------------------   --------------------
Units outstanding, ending                                                1,213,836              2,009,030
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        17,287,159
Cost of units redeemed/account charges                                                        (17,575,455)
Net investment income (loss)                                                                      518,198
Net realized gain (loss)                                                                          101,096
Realized gain distributions                                                                     1,718,594
Net change in unrealized appreciation (depreciation)                                             (301,924)
                                                                                      --------------------
Net assets                                                                            $         1,747,668
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43              1,043    $         1,495               1.25%               4.9%
12/31/2015                   1.37              1,722              2,355               1.25%              -3.0%
12/31/2014                   1.41              2,936              4,136               1.25%               2.8%
12/31/2013                   1.37              3,146              4,312               1.25%               7.2%
12/31/2012                   1.28              3,883              4,964               1.25%               9.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                171    $           253               1.00%               5.1%
12/31/2015                   1.40                287                403               1.00%              -2.7%
12/31/2014                   1.44                276                398               1.00%               3.1%
12/31/2013                   1.40                  5                  7               1.00%               7.5%
12/31/2012                   1.30                  4                  5               1.00%              10.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.75%               5.4%
12/31/2015                   1.44                  0                  0               0.75%              -2.5%
12/31/2014                   1.48                  0                  0               0.75%               3.3%
12/31/2013                   1.43                  0                  0               0.75%               7.8%
12/31/2012                   1.33                  0                  0               0.75%              10.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.50%               5.6%
12/31/2015                   1.48                  0                  0               0.50%              -2.2%
12/31/2014                   1.52                  0                  0               0.50%               3.6%
12/31/2013                   1.46                  2                  2               0.50%               8.0%
12/31/2012                   1.36                  1                  2               0.50%              10.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.25%               5.9%
12/31/2015                   1.52                  0                  0               0.25%              -2.0%
12/31/2014                   1.55                  0                  0               0.25%               3.8%
12/31/2013                   1.50                  0                  0               0.25%               8.3%
12/31/2012                   1.38                  0                  0               0.25%              11.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%               6.2%
12/31/2015                   1.57                  0                  0               0.00%              -1.7%
12/31/2014                   1.59                  0                  0               0.00%               4.1%
12/31/2013                   1.53                  0                  0               0.00%               8.6%
12/31/2012                   1.41                  0                  0               0.00%              11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.8%
                 2014                                   2.0%
                 2013                                   1.4%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R1 CLASS - 782494777

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,778,532    $    1,888,277           222,661
                                                                         ===============   ===============
Receivables: investments sold                                     533
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,779,065
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,779,065           970,251    $         1.83
Band 100                                                           --                --              1.87
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.95
Band 25                                                            --                --              1.99
Band 0                                                             --                --              2.03
                                                       ---------------   ---------------
 Total                                                 $    1,779,065           970,251
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       52,538
Mortality & expense charges                                                                       (21,886)
                                                                                           ---------------
Net investment income (loss)                                                                       30,652
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (25,378)
Realized gain distributions                                                                        36,538
Net change in unrealized appreciation (depreciation)                                               61,880
                                                                                           ---------------
Net gain (loss)                                                                                    73,040
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      103,692
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            30,652    $            24,431
Net realized gain (loss)                                                   (25,378)              (411,303)
Realized gain distributions                                                 36,538                 50,995
Net change in unrealized appreciation (depreciation)                        61,880                302,135
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          103,692                (33,742)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   314,079              1,121,542
Cost of units redeemed                                                    (334,535)            (1,611,384)
Account charges                                                             (1,885)                (2,610)
                                                               --------------------   --------------------
Increase (decrease)                                                        (22,341)              (492,452)
                                                               --------------------   --------------------
Net increase (decrease)                                                     81,351               (526,194)
Net assets, beginning                                                    1,697,714              2,223,908
                                                               --------------------   --------------------
Net assets, ending                                             $         1,779,065    $         1,697,714
                                                               ====================   ====================

Units sold                                                                 176,789                691,369
Units redeemed                                                            (188,540)              (959,772)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (11,751)              (268,403)
Units outstanding, beginning                                               982,002              1,250,405
                                                               --------------------   --------------------
Units outstanding, ending                                                  970,251                982,002
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,632,685
Cost of units redeemed/account charges                                                         (7,536,988)
Net investment income (loss)                                                                      219,751
Net realized gain (loss)                                                                          (77,998)
Realized gain distributions                                                                       651,360
Net change in unrealized appreciation (depreciation)                                             (109,745)
                                                                                      --------------------
Net assets                                                                            $         1,779,065
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                970    $         1,779               1.25%               6.1%
12/31/2015                   1.73                982              1,698               1.25%              -2.8%
12/31/2014                   1.78              1,250              2,224               1.25%               3.0%
12/31/2013                   1.73                784              1,353               1.25%              11.1%
12/31/2012                   1.55              1,878              2,918               1.25%              11.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               1.00%               6.3%
12/31/2015                   1.76                  0                  0               1.00%              -2.6%
12/31/2014                   1.81                  0                  0               1.00%               3.3%
12/31/2013                   1.75                  0                  0               1.00%              11.4%
12/31/2012                   1.57                  0                  0               1.00%              11.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%               6.6%
12/31/2015                   1.79                  0                  0               0.75%              -2.3%
12/31/2014                   1.83                  0                  0               0.75%               3.5%
12/31/2013                   1.77                  0                  0               0.75%              11.7%
12/31/2012                   1.59                  0                  0               0.75%              12.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%               6.9%
12/31/2015                   1.82                  0                  0               0.50%              -2.1%
12/31/2014                   1.86                  0                  0               0.50%               3.8%
12/31/2013                   1.79                  0                  0               0.50%              12.0%
12/31/2012                   1.60                  0                  0               0.50%              12.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.25%               7.1%
12/31/2015                   1.85                  0                  0               0.25%              -1.8%
12/31/2014                   1.89                  0                  0               0.25%               4.0%
12/31/2013                   1.82                  0                  0               0.25%              12.3%
12/31/2012                   1.62                  0                  0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.00%               7.4%
12/31/2015                   1.89                  0                  0               0.00%              -1.6%
12/31/2014                   1.92                  0                  0               0.00%               4.3%
12/31/2013                   1.84                  0                  0               0.00%              12.5%
12/31/2012                   1.63                  0                  0               0.00%              13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.0%
                 2015                                   2.6%
                 2014                                   2.5%
                 2013                                   1.6%
                 2012                                   2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R5 CLASS - 78249R552

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      994,521    $    1,078,556           124,834
                                                                         ===============   ===============
Receivables: investments sold                                     410
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      994,931
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      887,904           504,410    $         1.76
Band 100                                                      107,027            59,591              1.80
Band 75                                                            --                --              1.83
Band 50                                                            --                --              1.87
Band 25                                                            --                --              1.91
Band 0                                                             --                --              1.95
                                                       ---------------   ---------------
 Total                                                 $      994,931           564,001
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,644
Mortality & expense charges                                                                       (12,224)
                                                                                           ---------------
Net investment income (loss)                                                                       12,420
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (45,045)
Realized gain distributions                                                                        20,520
Net change in unrealized appreciation (depreciation)                                               66,799
                                                                                           ---------------
Net gain (loss)                                                                                    42,274
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       54,694
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,420    $             6,658
Net realized gain (loss)                                                   (45,045)              (284,590)
Realized gain distributions                                                 20,520                 33,357
Net change in unrealized appreciation (depreciation)                        66,799                217,013
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           54,694                (27,562)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   205,224                465,856
Cost of units redeemed                                                    (367,687)            (1,552,954)
Account charges                                                               (297)                  (245)
                                                               --------------------   --------------------
Increase (decrease)                                                       (162,760)            (1,087,343)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (108,066)            (1,114,905)
Net assets, beginning                                                    1,102,997              2,217,902
                                                               --------------------   --------------------
Net assets, ending                                             $           994,931    $         1,102,997
                                                               ====================   ====================

Units sold                                                                 120,958                272,549
Units redeemed                                                            (217,244)              (896,434)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (96,286)              (623,885)
Units outstanding, beginning                                               660,287              1,284,172
                                                               --------------------   --------------------
Units outstanding, ending                                                  564,001                660,287
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,672,374
Cost of units redeemed/account charges                                                         (4,247,564)
Net investment income (loss)                                                                      104,272
Net realized gain (loss)                                                                          (64,159)
Realized gain distributions                                                                       614,043
Net change in unrealized appreciation (depreciation)                                              (84,035)
                                                                                      --------------------
Net assets                                                                            $           994,931
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                504    $           888               1.25%               5.5%
12/31/2015                   1.67                604              1,007               1.25%              -3.3%
12/31/2014                   1.73              1,192              2,057               1.25%               2.6%
12/31/2013                   1.68              1,163              1,957               1.25%              10.5%
12/31/2012                   1.52                981              1,493               1.25%              11.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 60    $           107               1.00%               5.8%
12/31/2015                   1.70                 56                 96               1.00%              -3.1%
12/31/2014                   1.75                 92                161               1.00%               2.8%
12/31/2013                   1.70                  0                  0               1.00%              10.8%
12/31/2012                   1.54                  0                  0               1.00%              11.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.75%               6.1%
12/31/2015                   1.73                  0                  0               0.75%              -2.8%
12/31/2014                   1.78                  0                  0               0.75%               3.1%
12/31/2013                   1.72                  0                  0               0.75%              11.1%
12/31/2012                   1.55                  0                  0               0.75%              11.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               0.50%               6.3%
12/31/2015                   1.76                  0                  0               0.50%              -2.6%
12/31/2014                   1.81                  0                  0               0.50%               3.4%
12/31/2013                   1.75                  0                  0               0.50%              11.3%
12/31/2012                   1.57                  0                  0               0.50%              11.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.25%               6.6%
12/31/2015                   1.79                  0                  0               0.25%              -2.3%
12/31/2014                   1.83                  0                  0               0.25%               3.6%
12/31/2013                   1.77                  0                  0               0.25%              11.6%
12/31/2012                   1.58                  0                  0               0.25%              12.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.00%               6.9%
12/31/2015                   1.82                  0                  0               0.00%              -2.1%
12/31/2014                   1.86                  0                  0               0.00%               3.9%
12/31/2013                   1.79                  0                  0               0.00%              11.9%
12/31/2012                   1.60                  0                  0               0.00%              12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   1.6%
                 2014                                   2.0%
                 2013                                   1.9%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R1 CLASS - 782478259

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,151,974    $    2,159,951           275,093
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,999)
                                                       ---------------
Net assets                                             $    2,142,975
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,142,975         1,125,954    $         1.90
Band 100                                                           --                --              1.94
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.02
Band 25                                                            --                --              2.06
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $    2,142,975         1,125,954
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       67,101
Mortality & expense charges                                                                       (37,402)
                                                                                           ---------------
Net investment income (loss)                                                                       29,699
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (347,700)
Realized gain distributions                                                                        68,793
Net change in unrealized appreciation (depreciation)                                              453,815
                                                                                           ---------------
Net gain (loss)                                                                                   174,908
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      204,607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            29,699    $            44,288
Net realized gain (loss)                                                  (347,700)            (1,064,697)
Realized gain distributions                                                 68,793                256,188
Net change in unrealized appreciation (depreciation)                       453,815                678,125
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          204,607                (86,096)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,434,780              2,185,361
Cost of units redeemed                                                  (3,577,075)            (5,168,405)
Account charges                                                             (2,760)                (3,562)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,145,055)            (2,986,606)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,940,448)            (3,072,702)
Net assets, beginning                                                    4,083,423              7,156,125
                                                               --------------------   --------------------
Net assets, ending                                             $         2,142,975    $         4,083,423
                                                               ====================   ====================

Units sold                                                                 785,093              1,239,533
Units redeemed                                                          (1,954,698)            (2,830,220)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,169,605)            (1,590,687)
Units outstanding, beginning                                             2,295,559              3,886,246
                                                               --------------------   --------------------
Units outstanding, ending                                                1,125,954              2,295,559
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        21,853,524
Cost of units redeemed/account charges                                                        (24,882,505)
Net investment income (loss)                                                                      703,741
Net realized gain (loss)                                                                        2,017,677
Realized gain distributions                                                                     2,458,515
Net change in unrealized appreciation (depreciation)                                               (7,977)
                                                                                      --------------------
Net assets                                                                            $         2,142,975
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90              1,126    $         2,143               1.25%               7.0%
12/31/2015                   1.78              2,296              4,083               1.25%              -3.4%
12/31/2014                   1.84              3,886              7,156               1.25%               2.8%
12/31/2013                   1.79              5,645             10,116               1.25%              15.0%
12/31/2012                   1.56              8,077             12,584               1.25%              12.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               1.00%               7.3%
12/31/2015                   1.81                  0                  0               1.00%              -3.2%
12/31/2014                   1.87                  0                  0               1.00%               3.0%
12/31/2013                   1.81                  0                  0               1.00%              15.3%
12/31/2012                   1.57                  0                  0               1.00%              12.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%               7.5%
12/31/2015                   1.84                  0                  0               0.75%              -2.9%
12/31/2014                   1.90                  0                  0               0.75%               3.3%
12/31/2013                   1.84                  0                  0               0.75%              15.6%
12/31/2012                   1.59                  0                  0               0.75%              13.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.50%               7.8%
12/31/2015                   1.88                  0                  0               0.50%              -2.7%
12/31/2014                   1.93                  0                  0               0.50%               3.5%
12/31/2013                   1.86                  0                  0               0.50%              15.9%
12/31/2012                   1.61                  0                  0               0.50%              13.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.25%               8.1%
12/31/2015                   1.91                  0                  0               0.25%              -2.4%
12/31/2014                   1.96                  0                  0               0.25%               3.8%
12/31/2013                   1.88                  0                  0               0.25%              16.2%
12/31/2012                   1.62                  0                  0               0.25%              13.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%               8.3%
12/31/2015                   1.94                  0                  0               0.00%              -2.2%
12/31/2014                   1.99                  0                  0               0.00%               4.0%
12/31/2013                   1.91                  0                  0               0.00%              16.5%
12/31/2012                   1.64                  0                  0               0.00%              14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.1%
                 2014                                   2.0%
                 2013                                   2.2%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R5 CLASS - 78249R537

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,401,362    $    1,590,444           179,924
                                                                         ===============   ===============
Receivables: investments sold                                     246
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,401,608
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,212,685           873,116    $         1.39
Band 100                                                      188,923           132,051              1.43
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.52
Band 25                                                            --                --              1.56
Band 0                                                             --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $    1,401,608         1,005,167
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       32,287
Mortality & expense charges                                                                       (18,890)
                                                                                           ---------------
Net investment income (loss)                                                                       13,397
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (269,708)
Realized gain distributions                                                                        44,891
Net change in unrealized appreciation (depreciation)                                              292,752
                                                                                           ---------------
Net gain (loss)                                                                                    67,935
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       81,332
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            13,397    $            11,897
Net realized gain (loss)                                                  (269,708)              (333,627)
Realized gain distributions                                                 44,891                142,919
Net change in unrealized appreciation (depreciation)                       292,752                100,961
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           81,332                (77,850)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   242,926                537,048
Cost of units redeemed                                                  (1,059,542)            (2,232,520)
Account charges                                                             (1,289)                  (668)
                                                               --------------------   --------------------
Increase (decrease)                                                       (817,905)            (1,696,140)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (736,573)            (1,773,990)
Net assets, beginning                                                    2,138,181              3,912,171
                                                               --------------------   --------------------
Net assets, ending                                             $         1,401,608    $         2,138,181
                                                               ====================   ====================

Units sold                                                                 201,978                399,030
Units redeemed                                                            (832,192)            (1,641,174)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (630,214)            (1,242,144)
Units outstanding, beginning                                             1,635,381              2,877,525
                                                               --------------------   --------------------
Units outstanding, ending                                                1,005,167              1,635,381
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        14,415,960
Cost of units redeemed/account charges                                                        (15,011,260)
Net investment income (loss)                                                                      229,231
Net realized gain (loss)                                                                          571,825
Realized gain distributions                                                                     1,384,934
Net change in unrealized appreciation (depreciation)                                             (189,082)
                                                                                      --------------------
Net assets                                                                            $         1,401,608
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                873    $         1,213               1.25%               6.4%
12/31/2015                   1.30              1,515              1,977               1.25%              -3.9%
12/31/2014                   1.36              2,750              3,734               1.25%               2.3%
12/31/2013                   1.33              3,276              4,348               1.25%              14.4%
12/31/2012                   1.16              3,648              4,230               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                132    $           189               1.00%               6.7%
12/31/2015                   1.34                120                161               1.00%              -3.7%
12/31/2014                   1.39                128                178               1.00%               2.6%
12/31/2013                   1.36                  0                  0               1.00%              14.7%
12/31/2012                   1.18                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               7.0%
12/31/2015                   1.38                  0                  0               0.75%              -3.4%
12/31/2014                   1.43                  0                  0               0.75%               2.8%
12/31/2013                   1.39                  0                  0               0.75%              15.0%
12/31/2012                   1.21                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.50%               7.2%
12/31/2015                   1.42                  0                  0               0.50%              -3.2%
12/31/2014                   1.46                  0                  0               0.50%               3.1%
12/31/2013                   1.42                  0                  0               0.50%              15.3%
12/31/2012                   1.23                  0                  0               0.50%              12.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.25%               7.5%
12/31/2015                   1.45                  0                  0               0.25%              -3.0%
12/31/2014                   1.50                  0                  0               0.25%               3.4%
12/31/2013                   1.45                  0                  0               0.25%              15.6%
12/31/2012                   1.25                  0                  0               0.25%              13.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.00%               7.8%
12/31/2015                   1.49                  0                  0               0.00%              -2.7%
12/31/2014                   1.54                  0                  0               0.00%               3.6%
12/31/2013                   1.48                  0                  0               0.00%              15.9%
12/31/2012                   1.28                  0                  0               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.5%
                 2014                                   1.6%
                 2013                                   1.9%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R1 CLASS - 782494744

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      983,446    $      934,947           117,166
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (423)
                                                       ---------------
Net assets                                             $      983,023
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      983,023           497,225    $         1.98
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.06
Band 50                                                            --                --              2.10
Band 25                                                            --                --              2.14
Band 0                                                             --                --              2.19
                                                       ---------------   ---------------
 Total                                                 $      983,023           497,225
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,834
Mortality & expense charges                                                                       (15,211)
                                                                                           ---------------
Net investment income (loss)                                                                        9,623
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (62,057)
Realized gain distributions                                                                        26,775
Net change in unrealized appreciation (depreciation)                                              139,425
                                                                                           ---------------
Net gain (loss)                                                                                   104,143
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      113,766
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             9,623    $            11,263
Net realized gain (loss)                                                   (62,057)              (357,521)
Realized gain distributions                                                 26,775                 40,234
Net change in unrealized appreciation (depreciation)                       139,425                279,929
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          113,766                (26,095)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   697,911              1,031,799
Cost of units redeemed                                                    (995,258)            (1,556,378)
Account charges                                                             (2,146)                (2,728)
                                                               --------------------   --------------------
Increase (decrease)                                                       (299,493)              (527,307)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (185,727)              (553,402)
Net assets, beginning                                                    1,168,750              1,722,152
                                                               --------------------   --------------------
Net assets, ending                                             $           983,023    $         1,168,750
                                                               ====================   ====================

Units sold                                                                 395,007                570,094
Units redeemed                                                            (535,630)              (833,444)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (140,623)              (263,350)
Units outstanding, beginning                                               637,848                901,198
                                                               --------------------   --------------------
Units outstanding, ending                                                  497,225                637,848
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,564,983
Cost of units redeemed/account charges                                                         (5,065,959)
Net investment income (loss)                                                                       85,347
Net realized gain (loss)                                                                         (150,382)
Realized gain distributions                                                                       500,535
Net change in unrealized appreciation (depreciation)                                               48,499
                                                                                      --------------------
Net assets                                                                            $           983,023
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                497    $           983               1.25%               7.9%
12/31/2015                   1.83                638              1,169               1.25%              -4.1%
12/31/2014                   1.91                901              1,722               1.25%               2.3%
12/31/2013                   1.87                596              1,114               1.25%              19.3%
12/31/2012                   1.57                860              1,346               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%               8.2%
12/31/2015                   1.86                  0                  0               1.00%              -3.9%
12/31/2014                   1.94                  0                  0               1.00%               2.6%
12/31/2013                   1.89                  0                  0               1.00%              19.6%
12/31/2012                   1.58                  0                  0               1.00%              13.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.75%               8.4%
12/31/2015                   1.90                  0                  0               0.75%              -3.6%
12/31/2014                   1.97                  0                  0               0.75%               2.9%
12/31/2013                   1.91                  0                  0               0.75%              19.9%
12/31/2012                   1.60                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.50%               8.7%
12/31/2015                   1.93                  0                  0               0.50%              -3.4%
12/31/2014                   2.00                  0                  0               0.50%               3.1%
12/31/2013                   1.94                  0                  0               0.50%              20.2%
12/31/2012                   1.61                  0                  0               0.50%              14.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.25%               9.0%
12/31/2015                   1.97                  0                  0               0.25%              -3.2%
12/31/2014                   2.03                  0                  0               0.25%               3.4%
12/31/2013                   1.96                  0                  0               0.25%              20.5%
12/31/2012                   1.63                  0                  0               0.25%              14.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.00%               9.2%
12/31/2015                   2.00                  0                  0               0.00%              -2.9%
12/31/2014                   2.06                  0                  0               0.00%               3.6%
12/31/2013                   1.99                  0                  0               0.00%              20.8%
12/31/2012                   1.65                  0                  0               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   2.1%
                 2014                                   2.2%
                 2013                                   2.3%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R5 CLASS - 78249R511

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      557,656    $      589,799            69,761
                                                                         ===============   ===============
Receivables: investments sold                                  27,642
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      585,298
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      436,364           229,757    $         1.90
Band 100                                                      148,934            76,859              1.94
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.02
Band 25                                                            --                --              2.06
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $      585,298           306,616
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,581
Mortality & expense charges                                                                        (7,225)
                                                                                           ---------------
Net investment income (loss)                                                                        3,356
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (52,955)
Realized gain distributions                                                                        15,561
Net change in unrealized appreciation (depreciation)                                               74,235
                                                                                           ---------------
Net gain (loss)                                                                                    36,841
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       40,197
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,356    $                37
Net realized gain (loss)                                                   (52,955)              (159,524)
Realized gain distributions                                                 15,561                 24,316
Net change in unrealized appreciation (depreciation)                        74,235                104,354
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           40,197                (30,817)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   203,888                320,724
Cost of units redeemed                                                    (364,677)              (990,650)
Account charges                                                               (128)                  (621)
                                                               --------------------   --------------------
Increase (decrease)                                                       (160,917)              (670,547)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (120,720)              (701,364)
Net assets, beginning                                                      706,018              1,407,382
                                                               --------------------   --------------------
Net assets, ending                                             $           585,298    $           706,018
                                                               ====================   ====================

Units sold                                                                 111,753                173,211
Units redeemed                                                            (202,995)              (533,846)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (91,242)              (360,635)
Units outstanding, beginning                                               397,858                758,493
                                                               --------------------   --------------------
Units outstanding, ending                                                  306,616                397,858
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,273,256
Cost of units redeemed/account charges                                                         (3,147,656)
Net investment income (loss)                                                                       34,208
Net realized gain (loss)                                                                           58,284
Realized gain distributions                                                                       399,349
Net change in unrealized appreciation (depreciation)                                              (32,143)
                                                                                      --------------------
Net assets                                                                            $           585,298
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                230    $           436               1.25%               7.4%
12/31/2015                   1.77                328                581               1.25%              -4.5%
12/31/2014                   1.85                688              1,275               1.25%               1.8%
12/31/2013                   1.82                710              1,291               1.25%              18.7%
12/31/2012                   1.53                706              1,082               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                 77    $           149               1.00%               7.6%
12/31/2015                   1.80                 70                125               1.00%              -4.3%
12/31/2014                   1.88                 70                133               1.00%               2.1%
12/31/2013                   1.84                  0                  0               1.00%              19.0%
12/31/2012                   1.55                  0                  0               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%               7.9%
12/31/2015                   1.83                  0                  0               0.75%              -4.0%
12/31/2014                   1.91                  0                  0               0.75%               2.3%
12/31/2013                   1.87                  0                  0               0.75%              19.3%
12/31/2012                   1.56                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.50%               8.2%
12/31/2015                   1.86                  0                  0               0.50%              -3.8%
12/31/2014                   1.94                  0                  0               0.50%               2.6%
12/31/2013                   1.89                  0                  0               0.50%              19.6%
12/31/2012                   1.58                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.25%               8.4%
12/31/2015                   1.90                  0                  0               0.25%              -3.6%
12/31/2014                   1.97                  0                  0               0.25%               2.9%
12/31/2013                   1.91                  0                  0               0.25%              19.9%
12/31/2012                   1.60                  0                  0               0.25%              14.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%               8.7%
12/31/2015                   1.93                  0                  0               0.00%              -3.3%
12/31/2014                   2.00                  0                  0               0.00%               3.1%
12/31/2013                   1.94                  0                  0               0.00%              20.2%
12/31/2012                   1.61                  0                  0               0.00%              14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.3%
                 2014                                   1.6%
                 2013                                   2.2%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R1 CLASS - 782478234

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,661,675    $    1,691,937           226,762
                                                                         ===============   ===============
Receivables: investments sold                                     491
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,662,166
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,662,166           840,297    $         1.98
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.06
Band 50                                                            --                --              2.10
Band 25                                                            --                --              2.14
Band 0                                                             --                --              2.19
                                                       ---------------   ---------------
 Total                                                 $    1,662,166           840,297
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       37,364
Mortality & expense charges                                                                       (28,625)
                                                                                           ---------------
Net investment income (loss)                                                                        8,739
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (324,283)
Realized gain distributions                                                                       105,347
Net change in unrealized appreciation (depreciation)                                              387,840
                                                                                           ---------------
Net gain (loss)                                                                                   168,904
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      177,643
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,739    $            14,864
Net realized gain (loss)                                                  (324,283)            (1,055,649)
Realized gain distributions                                                105,347                280,019
Net change in unrealized appreciation (depreciation)                       387,840                695,771
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          177,643                (64,995)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,006,570              3,483,053
Cost of units redeemed                                                  (5,718,969)            (6,304,274)
Account charges                                                             (1,731)                (2,102)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,714,130)            (2,823,323)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,536,487)            (2,888,318)
Net assets, beginning                                                    3,198,653              6,086,971
                                                               --------------------   --------------------
Net assets, ending                                             $         1,662,166    $         3,198,653
                                                               ====================   ====================

Units sold                                                               2,188,466              1,868,050
Units redeemed                                                          (3,105,382)            (3,306,456)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (916,916)            (1,438,406)
Units outstanding, beginning                                             1,757,213              3,195,619
                                                               --------------------   --------------------
Units outstanding, ending                                                  840,297              1,757,213
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        22,951,335
Cost of units redeemed/account charges                                                        (25,758,698)
Net investment income (loss)                                                                      466,076
Net realized gain (loss)                                                                        1,544,644
Realized gain distributions                                                                     2,489,071
Net change in unrealized appreciation (depreciation)                                              (30,262)
                                                                                      --------------------
Net assets                                                                            $         1,662,166
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                840    $         1,662               1.25%               8.7%
12/31/2015                   1.82              1,757              3,199               1.25%              -4.4%
12/31/2014                   1.90              3,196              6,087               1.25%               2.3%
12/31/2013                   1.86              4,399              8,194               1.25%              19.3%
12/31/2012                   1.56              6,816             10,645               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%               8.9%
12/31/2015                   1.85                  0                  0               1.00%              -4.2%
12/31/2014                   1.93                  0                  0               1.00%               2.5%
12/31/2013                   1.89                  0                  0               1.00%              19.6%
12/31/2012                   1.58                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.75%               9.2%
12/31/2015                   1.89                  0                  0               0.75%              -4.0%
12/31/2014                   1.96                  0                  0               0.75%               2.8%
12/31/2013                   1.91                  0                  0               0.75%              19.9%
12/31/2012                   1.59                  0                  0               0.75%              14.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.50%               9.5%
12/31/2015                   1.92                  0                  0               0.50%              -3.7%
12/31/2014                   1.99                  0                  0               0.50%               3.0%
12/31/2013                   1.93                  0                  0               0.50%              20.2%
12/31/2012                   1.61                  0                  0               0.50%              14.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.14                  0    $             0               0.25%               9.8%
12/31/2015                   1.95                  0                  0               0.25%              -3.5%
12/31/2014                   2.02                  0                  0               0.25%               3.3%
12/31/2013                   1.96                  0                  0               0.25%              20.5%
12/31/2012                   1.63                  0                  0               0.25%              14.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.00%              10.0%
12/31/2015                   1.99                  0                  0               0.00%              -3.2%
12/31/2014                   2.05                  0                  0               0.00%               3.5%
12/31/2013                   1.98                  0                  0               0.00%              20.8%
12/31/2012                   1.64                  0                  0               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.7%
                 2014                                   1.9%
                 2013                                   2.3%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R5 CLASS - 78249R487

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,555,717    $    1,847,970           212,895
                                                                         ===============   ===============
Receivables: investments sold                                     545
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,556,262
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,243,184           856,737    $         1.45
Band 100                                                      313,078           209,476              1.49
Band 75                                                            --                --              1.54
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.63
Band 0                                                             --                --              1.68
                                                       ---------------   ---------------
 Total                                                 $    1,556,262         1,066,213
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       23,069
Mortality & expense charges                                                                       (19,085)
                                                                                           ---------------
Net investment income (loss)                                                                        3,984
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (296,116)
Realized gain distributions                                                                        99,161
Net change in unrealized appreciation (depreciation)                                              301,354
                                                                                           ---------------
Net gain (loss)                                                                                   104,399
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      108,383
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,984    $             6,448
Net realized gain (loss)                                                  (296,116)              (177,113)
Realized gain distributions                                                 99,161                181,834
Net change in unrealized appreciation (depreciation)                       301,354               (103,982)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          108,383                (92,813)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   376,021                318,432
Cost of units redeemed                                                    (841,774)            (1,133,424)
Account charges                                                             (1,054)                  (599)
                                                               --------------------   --------------------
Increase (decrease)                                                       (466,807)              (815,591)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (358,424)              (908,404)
Net assets, beginning                                                    1,914,686              2,823,090
                                                               --------------------   --------------------
Net assets, ending                                             $         1,556,262    $         1,914,686
                                                               ====================   ====================

Units sold                                                                 273,777                229,664
Units redeemed                                                            (630,438)              (804,998)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (356,661)              (575,334)
Units outstanding, beginning                                             1,422,874              1,998,208
                                                               --------------------   --------------------
Units outstanding, ending                                                1,066,213              1,422,874
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,165,842
Cost of units redeemed/account charges                                                        (11,149,689)
Net investment income (loss)                                                                      139,942
Net realized gain (loss)                                                                          413,061
Realized gain distributions                                                                     1,279,359
Net change in unrealized appreciation (depreciation)                                             (292,253)
                                                                                      --------------------
Net assets                                                                            $         1,556,262
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                857    $         1,243               1.25%               8.1%
12/31/2015                   1.34              1,277              1,714               1.25%              -4.8%
12/31/2014                   1.41              1,846              2,603               1.25%               1.6%
12/31/2013                   1.39              2,423              3,362               1.25%              18.7%
12/31/2012                   1.17              2,893              3,383               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                209    $           313               1.00%               8.4%
12/31/2015                   1.38                145                201               1.00%              -4.6%
12/31/2014                   1.45                152                220               1.00%               1.9%
12/31/2013                   1.42                  0                  0               1.00%              19.0%
12/31/2012                   1.19                  4                  5               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%               8.7%
12/31/2015                   1.42                  0                  0               0.75%              -4.4%
12/31/2014                   1.48                  0                  0               0.75%               2.1%
12/31/2013                   1.45                  0                  0               0.75%              19.3%
12/31/2012                   1.22                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%               8.9%
12/31/2015                   1.46                  0                  0               0.50%              -4.1%
12/31/2014                   1.52                  0                  0               0.50%               2.4%
12/31/2013                   1.48                  0                  0               0.50%              19.6%
12/31/2012                   1.24                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.25%               9.2%
12/31/2015                   1.50                  0                  0               0.25%              -3.9%
12/31/2014                   1.56                  0                  0               0.25%               2.6%
12/31/2013                   1.52                  0                  0               0.25%              19.9%
12/31/2012                   1.26                  0                  0               0.25%              14.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                  0    $             0               0.00%               9.5%
12/31/2015                   1.54                  0                  0               0.00%              -3.6%
12/31/2014                   1.59                  0                  0               0.00%               2.9%
12/31/2013                   1.55                  0                  0               0.00%              20.2%
12/31/2012                   1.29                  0                  0               0.00%              14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.4%
                 2014                                   1.4%
                 2013                                   2.0%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R1 CLASS - 782494710

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      525,095    $      547,706            62,757
                                                                         ===============   ===============
Receivables: investments sold                                     182
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      525,277
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      525,277           264,857    $         1.98
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.06
Band 50                                                            --                --              2.11
Band 25                                                            --                --              2.15
Band 0                                                             --                --              2.19
                                                       ---------------   ---------------
 Total                                                 $      525,277           264,857
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,677
Mortality & expense charges                                                                        (7,038)
                                                                                           ---------------
Net investment income (loss)                                                                        3,639
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,121)
Realized gain distributions                                                                        12,295
Net change in unrealized appreciation (depreciation)                                               52,447
                                                                                           ---------------
Net gain (loss)                                                                                    45,621
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       49,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,639    $             2,764
Net realized gain (loss)                                                   (19,121)              (196,055)
Realized gain distributions                                                 12,295                 14,078
Net change in unrealized appreciation (depreciation)                        52,447                154,392
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           49,260                (24,821)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   105,945                343,818
Cost of units redeemed                                                    (217,693)              (799,081)
Account charges                                                             (1,030)                (1,910)
                                                               --------------------   --------------------
Increase (decrease)                                                       (112,778)              (457,173)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (63,518)              (481,994)
Net assets, beginning                                                      588,795              1,070,789
                                                               --------------------   --------------------
Net assets, ending                                             $           525,277    $           588,795
                                                               ====================   ====================

Units sold                                                                  57,159                225,258
Units redeemed                                                            (114,770)              (463,006)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (57,611)              (237,748)
Units outstanding, beginning                                               322,468                560,216
                                                               --------------------   --------------------
Units outstanding, ending                                                  264,857                322,468
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,258,366
Cost of units redeemed/account charges                                                         (3,083,705)
Net investment income (loss)                                                                       47,192
Net realized gain (loss)                                                                          (10,901)
Realized gain distributions                                                                       336,936
Net change in unrealized appreciation (depreciation)                                              (22,611)
                                                                                      --------------------
Net assets                                                                            $           525,277
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                265    $           525               1.25%               8.6%
12/31/2015                   1.83                322                589               1.25%              -4.5%
12/31/2014                   1.91                560              1,071               1.25%               2.3%
12/31/2013                   1.87                446                834               1.25%              19.2%
12/31/2012                   1.57                818              1,283               1.25%              13.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%               8.9%
12/31/2015                   1.86                  0                  0               1.00%              -4.2%
12/31/2014                   1.94                  0                  0               1.00%               2.5%
12/31/2013                   1.89                  0                  0               1.00%              19.5%
12/31/2012                   1.58                  0                  0               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.75%               9.2%
12/31/2015                   1.89                  0                  0               0.75%              -4.0%
12/31/2014                   1.97                  0                  0               0.75%               2.8%
12/31/2013                   1.92                  0                  0               0.75%              19.8%
12/31/2012                   1.60                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.50%               9.4%
12/31/2015                   1.92                  0                  0               0.50%              -3.8%
12/31/2014                   2.00                  0                  0               0.50%               3.1%
12/31/2013                   1.94                  0                  0               0.50%              20.1%
12/31/2012                   1.62                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.25%               9.7%
12/31/2015                   1.96                  0                  0               0.25%              -3.5%
12/31/2014                   2.03                  0                  0               0.25%               3.3%
12/31/2013                   1.97                  0                  0               0.25%              20.4%
12/31/2012                   1.63                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.00%              10.0%
12/31/2015                   1.99                  0                  0               0.00%              -3.3%
12/31/2014                   2.06                  0                  0               0.00%               3.6%
12/31/2013                   1.99                  0                  0               0.00%              20.7%
12/31/2012                   1.65                  0                  0               0.00%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   1.8%
                 2014                                   2.1%
                 2013                                   2.0%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R5 CLASS - 78249R461

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      322,330    $      337,922            38,663
                                                                         ===============   ===============
Receivables: investments sold                                     121
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      322,451
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      310,058           163,006    $         1.90
Band 100                                                       12,393             6,386              1.94
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.02
Band 25                                                            --                --              2.06
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $      322,451           169,392
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,787
Mortality & expense charges                                                                        (3,948)
                                                                                           ---------------
Net investment income (loss)                                                                          839
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (24,669)
Realized gain distributions                                                                         7,598
Net change in unrealized appreciation (depreciation)                                               40,252
                                                                                           ---------------
Net gain (loss)                                                                                    23,181
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       24,020
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               839    $             1,184
Net realized gain (loss)                                                   (24,669)               (34,256)
Realized gain distributions                                                  7,598                  7,977
Net change in unrealized appreciation (depreciation)                        40,252                  9,932
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           24,020                (15,163)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   111,708                175,047
Cost of units redeemed                                                    (145,447)              (195,226)
Account charges                                                               (202)                  (227)
                                                               --------------------   --------------------
Increase (decrease)                                                        (33,941)               (20,406)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (9,921)               (35,569)
Net assets, beginning                                                      332,372                367,941
                                                               --------------------   --------------------
Net assets, ending                                             $           322,451    $           332,372
                                                               ====================   ====================

Units sold                                                                  63,553                 96,040
Units redeemed                                                             (82,701)              (106,116)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (19,148)               (10,076)
Units outstanding, beginning                                               188,540                198,616
                                                               --------------------   --------------------
Units outstanding, ending                                                  169,392                188,540
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,388,436
Cost of units redeemed/account charges                                                         (1,210,609)
Net investment income (loss)                                                                       10,463
Net realized gain (loss)                                                                           27,064
Realized gain distributions                                                                       122,689
Net change in unrealized appreciation (depreciation)                                              (15,592)
                                                                                      --------------------
Net assets                                                                            $           322,451
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                163    $           310               1.25%               8.0%
12/31/2015                   1.76                181                319               1.25%              -4.9%
12/31/2014                   1.85                191                354               1.25%               1.7%
12/31/2013                   1.82                194                354               1.25%              18.6%
12/31/2012                   1.53                192                295               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  6    $            12               1.00%               8.2%
12/31/2015                   1.79                  7                 13               1.00%              -4.6%
12/31/2014                   1.88                  7                 14               1.00%               2.0%
12/31/2013                   1.84                  0                  0               1.00%              18.9%
12/31/2012                   1.55                  0                  0               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%               8.5%
12/31/2015                   1.82                  0                  0               0.75%              -4.4%
12/31/2014                   1.91                  0                  0               0.75%               2.2%
12/31/2013                   1.87                  0                  0               0.75%              19.2%
12/31/2012                   1.57                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.50%               8.8%
12/31/2015                   1.86                  0                  0               0.50%              -4.1%
12/31/2014                   1.94                  0                  0               0.50%               2.5%
12/31/2013                   1.89                  0                  0               0.50%              19.5%
12/31/2012                   1.58                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.25%               9.1%
12/31/2015                   1.89                  0                  0               0.25%              -3.9%
12/31/2014                   1.97                  0                  0               0.25%               2.7%
12/31/2013                   1.91                  0                  0               0.25%              19.8%
12/31/2012                   1.60                  0                  0               0.25%              14.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%               9.3%
12/31/2015                   1.92                  0                  0               0.00%              -3.7%
12/31/2014                   2.00                  0                  0               0.00%               3.0%
12/31/2013                   1.94                  0                  0               0.00%              20.1%
12/31/2012                   1.61                  0                  0               0.00%              14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.6%
                 2014                                   1.6%
                 2013                                   2.2%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R1 CLASS - 782494678

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      425,487    $      437,316            70,801
                                                                         ===============   ===============
Receivables: investments sold                                      28
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      425,515
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      425,515           214,963    $         1.98
Band 100                                                           --                --              2.02
Band 75                                                            --                --              2.06
Band 50                                                            --                --              2.10
Band 25                                                            --                --              2.15
Band 0                                                             --                --              2.19
                                                       ---------------   ---------------
 Total                                                 $      425,515           214,963
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,741
Mortality & expense charges                                                                        (6,723)
                                                                                           ---------------
Net investment income (loss)                                                                        4,018
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (6,522)
Realized gain distributions                                                                        14,531
Net change in unrealized appreciation (depreciation)                                               47,846
                                                                                           ---------------
Net gain (loss)                                                                                    55,855
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       59,873
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,018    $             4,729
Net realized gain (loss)                                                    (6,522)              (261,191)
Realized gain distributions                                                 14,531                 29,045
Net change in unrealized appreciation (depreciation)                        47,846                209,959
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           59,873                (17,458)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,650,170                670,700
Cost of units redeemed                                                  (1,933,446)              (962,570)
Account charges                                                               (656)                (1,500)
                                                               --------------------   --------------------
Increase (decrease)                                                       (283,932)              (293,370)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (224,059)              (310,828)
Net assets, beginning                                                      649,574                960,402
                                                               --------------------   --------------------
Net assets, ending                                             $           425,515    $           649,574
                                                               ====================   ====================

Units sold                                                                 877,827                368,851
Units redeemed                                                          (1,018,944)              (516,057)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (141,117)              (147,206)
Units outstanding, beginning                                               356,080                503,286
                                                               --------------------   --------------------
Units outstanding, ending                                                  214,963                356,080
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         5,054,132
Cost of units redeemed/account charges                                                         (5,037,091)
Net investment income (loss)                                                                       55,015
Net realized gain (loss)                                                                         (226,230)
Realized gain distributions                                                                       591,518
Net change in unrealized appreciation (depreciation)                                              (11,829)
                                                                                      --------------------
Net assets                                                                            $           425,515
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                215    $           426               1.25%               8.5%
12/31/2015                   1.82                356                650               1.25%              -4.4%
12/31/2014                   1.91                503                960               1.25%               2.2%
12/31/2013                   1.87                604              1,129               1.25%              19.3%
12/31/2012                   1.57                826              1,293               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               1.00%               8.8%
12/31/2015                   1.86                  0                  0               1.00%              -4.2%
12/31/2014                   1.94                  0                  0               1.00%               2.4%
12/31/2013                   1.89                  0                  0               1.00%              19.6%
12/31/2012                   1.58                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.75%               9.1%
12/31/2015                   1.89                  0                  0               0.75%              -3.9%
12/31/2014                   1.97                  0                  0               0.75%               2.7%
12/31/2013                   1.92                  0                  0               0.75%              19.9%
12/31/2012                   1.60                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.50%               9.3%
12/31/2015                   1.92                  0                  0               0.50%              -3.7%
12/31/2014                   2.00                  0                  0               0.50%               3.0%
12/31/2013                   1.94                  0                  0               0.50%              20.2%
12/31/2012                   1.61                  0                  0               0.50%              14.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.25%               9.6%
12/31/2015                   1.96                  0                  0               0.25%              -3.4%
12/31/2014                   2.03                  0                  0               0.25%               3.2%
12/31/2013                   1.96                  0                  0               0.25%              20.5%
12/31/2012                   1.63                  0                  0               0.25%              14.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.00%               9.9%
12/31/2015                   1.99                  0                  0               0.00%              -3.2%
12/31/2014                   2.06                  0                  0               0.00%               3.5%
12/31/2013                   1.99                  0                  0               0.00%              20.8%
12/31/2012                   1.65                  0                  0               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.9%
                 2014                                   1.9%
                 2013                                   2.4%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R5 CLASS - 78249R446

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      401,701    $      438,776            64,514
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (13,969)
                                                       ---------------
Net assets                                             $      387,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      334,548           176,008    $         1.90
Band 100                                                       53,184            27,424              1.94
Band 75                                                            --                --              1.98
Band 50                                                            --                --              2.02
Band 25                                                            --                --              2.06
Band 0                                                             --                --              2.10
                                                       ---------------   ---------------
 Total                                                 $      387,732           203,432
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,119
Mortality & expense charges                                                                        (4,861)
                                                                                           ---------------
Net investment income (loss)                                                                        1,258
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (76,746)
Realized gain distributions                                                                        13,776
Net change in unrealized appreciation (depreciation)                                               88,500
                                                                                           ---------------
Net gain (loss)                                                                                    25,530
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       26,788
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,258    $             2,076
Net realized gain (loss)                                                   (76,746)               (36,269)
Realized gain distributions                                                 13,776                 20,449
Net change in unrealized appreciation (depreciation)                        88,500                 (9,778)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           26,788                (23,522)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   166,050                194,194
Cost of units redeemed                                                    (264,484)              (117,391)
Account charges                                                               (365)                   (87)
                                                               --------------------   --------------------
Increase (decrease)                                                        (98,799)                76,716
                                                               --------------------   --------------------
Net increase (decrease)                                                    (72,011)                53,194
Net assets, beginning                                                      459,743                406,549
                                                               --------------------   --------------------
Net assets, ending                                             $           387,732    $           459,743
                                                               ====================   ====================

Units sold                                                                  94,240                108,907
Units redeemed                                                            (151,703)               (67,384)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (57,463)                41,523
Units outstanding, beginning                                               260,895                219,372
                                                               --------------------   --------------------
Units outstanding, ending                                                  203,432                260,895
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,249,766
Cost of units redeemed/account charges                                                           (973,042)
Net investment income (loss)                                                                       10,356
Net realized gain (loss)                                                                         (108,495)
Realized gain distributions                                                                       246,222
Net change in unrealized appreciation (depreciation)                                              (37,075)
                                                                                      --------------------
Net assets                                                                            $           387,732
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                176    $           335               1.25%               8.0%
12/31/2015                   1.76                244                430               1.25%              -4.9%
12/31/2014                   1.85                203                376               1.25%               1.7%
12/31/2013                   1.82                206                375               1.25%              18.7%
12/31/2012                   1.53                205                314               1.25%              13.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                 27    $            53               1.00%               8.3%
12/31/2015                   1.79                 17                 30               1.00%              -4.7%
12/31/2014                   1.88                 16                 31               1.00%               2.0%
12/31/2013                   1.84                  2                  4               1.00%              19.0%
12/31/2012                   1.55                  2                  3               1.00%              13.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.75%               8.5%
12/31/2015                   1.82                  0                  0               0.75%              -4.4%
12/31/2014                   1.91                  0                  0               0.75%               2.2%
12/31/2013                   1.87                  0                  0               0.75%              19.3%
12/31/2012                   1.56                  0                  0               0.75%              13.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.50%               8.8%
12/31/2015                   1.86                  0                  0               0.50%              -4.2%
12/31/2014                   1.94                  0                  0               0.50%               2.5%
12/31/2013                   1.89                  0                  0               0.50%              19.6%
12/31/2012                   1.58                  0                  0               0.50%              14.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.25%               9.1%
12/31/2015                   1.89                  0                  0               0.25%              -4.0%
12/31/2014                   1.97                  0                  0               0.25%               2.7%
12/31/2013                   1.91                  0                  0               0.25%              19.9%
12/31/2012                   1.60                  0                  0               0.25%              14.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10                  0    $             0               0.00%               9.3%
12/31/2015                   1.92                  0                  0               0.00%              -3.7%
12/31/2014                   2.00                  0                  0               0.00%               3.0%
12/31/2013                   1.94                  0                  0               0.00%              20.2%
12/31/2012                   1.61                  0                  0               0.00%              14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.8%
                 2014                                   1.6%
                 2013                                   2.2%
                 2012                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R1 CLASS - 782494173

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       87,123    $       86,234            33,805
                                                                         ===============   ===============
Receivables: investments sold                                 287,776
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      374,899
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      374,899           257,245    $         1.46
Band 100                                                           --                --              1.48
Band 75                                                            --                --              1.50
Band 50                                                            --                --              1.52
Band 25                                                            --                --              1.54
Band 0                                                             --                --              1.56
                                                       ---------------   ---------------
 Total                                                 $      374,899           257,245
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,016
Mortality & expense charges                                                                        (2,452)
                                                                                           ---------------
Net investment income (loss)                                                                          564
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,378
Realized gain distributions                                                                         1,108
Net change in unrealized appreciation (depreciation)                                                4,590
                                                                                           ---------------
Net gain (loss)                                                                                    20,076
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       20,640
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               564    $               733
Net realized gain (loss)                                                    14,378                 (7,963)
Realized gain distributions                                                  1,108                  1,200
Net change in unrealized appreciation (depreciation)                         4,590                  6,057
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           20,640                     27
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,184,902                526,403
Cost of units redeemed                                                    (914,599)              (524,410)
Account charges                                                               (941)                (1,033)
                                                               --------------------   --------------------
Increase (decrease)                                                        269,362                    960
                                                               --------------------   --------------------
Net increase (decrease)                                                    290,002                    987
Net assets, beginning                                                       84,897                 83,910
                                                               --------------------   --------------------
Net assets, ending                                             $           374,899    $            84,897
                                                               ====================   ====================

Units sold                                                                 843,374                386,743
Units redeemed                                                            (649,408)              (383,326)
                                                               --------------------   --------------------
Net increase (decrease)                                                    193,966                  3,417
Units outstanding, beginning                                                63,279                 59,862
                                                               --------------------   --------------------
Units outstanding, ending                                                  257,245                 63,279
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,867,211
Cost of units redeemed/account charges                                                         (1,519,369)
Net investment income (loss)                                                                        2,719
Net realized gain (loss)                                                                           12,873
Realized gain distributions                                                                        10,576
Net change in unrealized appreciation (depreciation)                                                  889
                                                                                      --------------------
Net assets                                                                            $           374,899
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                257    $           375               1.25%               8.6%
12/31/2015                   1.34                 63                 85               1.25%              -4.3%
12/31/2014                   1.40                 60                 84               1.25%               2.1%
12/31/2013                   1.37                 29                 39               1.25%              19.3%
12/31/2012                   1.15                 23                 27               1.25%              13.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               1.00%               8.9%
12/31/2015                   1.36                  0                  0               1.00%              -4.1%
12/31/2014                   1.41                  0                  0               1.00%               2.4%
12/31/2013                   1.38                  0                  0               1.00%              19.6%
12/31/2012                   1.15                  0                  0               1.00%              13.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.75%               9.2%
12/31/2015                   1.37                  0                  0               0.75%              -3.8%
12/31/2014                   1.42                  0                  0               0.75%               2.6%
12/31/2013                   1.39                  0                  0               0.75%              19.9%
12/31/2012                   1.16                  0                  0               0.75%              14.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.50%               9.4%
12/31/2015                   1.38                  0                  0               0.50%              -3.6%
12/31/2014                   1.44                  0                  0               0.50%               2.9%
12/31/2013                   1.40                  0                  0               0.50%              20.2%
12/31/2012                   1.16                  0                  0               0.50%              14.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               9.7%
12/31/2015                   1.40                  0                  0               0.25%              -3.3%
12/31/2014                   1.45                  0                  0               0.25%               3.1%
12/31/2013                   1.40                  0                  0               0.25%              20.5%
12/31/2012                   1.16                  0                  0               0.25%              14.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.00%              10.0%
12/31/2015                   1.41                  0                  0               0.00%              -3.1%
12/31/2014                   1.46                  0                  0               0.00%               3.4%
12/31/2013                   1.41                  0                  0               0.00%              20.8%
12/31/2012                   1.17                  0                  0               0.00%              15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   2.2%
                 2014                                   2.6%
                 2013                                   2.8%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R5 CLASS - 78249R420

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      120,832    $      114,763            10,918
                                                                         ===============   ===============
Receivables: investments sold                                      31
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      120,863
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       94,684            66,692    $         1.42
Band 100                                                       26,179            18,201              1.44
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.48
Band 25                                                            --                --              1.50
Band 0                                                             --                --              1.51
                                                       ---------------   ---------------
 Total                                                 $      120,863            84,893
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,890
Mortality & expense charges                                                                        (1,469)
                                                                                           ---------------
Net investment income (loss)                                                                          421
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (9,809)
Realized gain distributions                                                                         1,559
Net change in unrealized appreciation (depreciation)                                               16,045
                                                                                           ---------------
Net gain (loss)                                                                                     7,795
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,216
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               421    $               240
Net realized gain (loss)                                                    (9,809)                (6,730)
Realized gain distributions                                                  1,559                  1,701
Net change in unrealized appreciation (depreciation)                        16,045                 (5,449)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,216                (10,238)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   101,431                123,430
Cost of units redeemed                                                    (107,158)              (119,412)
Account charges                                                               (208)                  (106)
                                                               --------------------   --------------------
Increase (decrease)                                                         (5,935)                 3,912
                                                               --------------------   --------------------
Net increase (decrease)                                                      2,281                 (6,326)
Net assets, beginning                                                      118,582                124,908
                                                               --------------------   --------------------
Net assets, ending                                             $           120,863    $           118,582
                                                               ====================   ====================

Units sold                                                                  76,740                 88,951
Units redeemed                                                             (82,023)               (89,192)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (5,283)                  (241)
Units outstanding, beginning                                                90,176                 90,417
                                                               --------------------   --------------------
Units outstanding, ending                                                   84,893                 90,176
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           440,131
Cost of units redeemed/account charges                                                           (334,024)
Net investment income (loss)                                                                        2,512
Net realized gain (loss)                                                                           (9,906)
Realized gain distributions                                                                        16,081
Net change in unrealized appreciation (depreciation)                                                6,069
                                                                                      --------------------
Net assets                                                                            $           120,863
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                 67    $            95               1.25%               8.0%
12/31/2015                   1.31                 85                111               1.25%              -4.8%
12/31/2014                   1.38                 85                117               1.25%               1.8%
12/31/2013                   1.36                 63                 86               1.25%              18.8%
12/31/2012                   1.14                 57                 66               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                 18    $            26               1.00%               8.3%
12/31/2015                   1.33                  5                  7               1.00%              -4.6%
12/31/2014                   1.39                  6                  8               1.00%               2.0%
12/31/2013                   1.36                  0                  0               1.00%              19.1%
12/31/2012                   1.15                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               8.6%
12/31/2015                   1.34                  0                  0               0.75%              -4.3%
12/31/2014                   1.40                  0                  0               0.75%               2.3%
12/31/2013                   1.37                  0                  0               0.75%              19.4%
12/31/2012                   1.15                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.50%               8.8%
12/31/2015                   1.36                  0                  0               0.50%              -4.1%
12/31/2014                   1.41                  0                  0               0.50%               2.5%
12/31/2013                   1.38                  0                  0               0.50%              19.7%
12/31/2012                   1.15                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.25%               9.1%
12/31/2015                   1.37                  0                  0               0.25%              -3.9%
12/31/2014                   1.43                  0                  0               0.25%               2.8%
12/31/2013                   1.39                  0                  0               0.25%              20.0%
12/31/2012                   1.16                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.00%               9.4%
12/31/2015                   1.38                  0                  0               0.00%              -3.6%
12/31/2014                   1.44                  0                  0               0.00%               3.0%
12/31/2013                   1.39                  0                  0               0.00%              20.3%
12/31/2012                   1.16                  0                  0               0.00%              14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.9%
                 2014                                   1.8%
                 2013                                   2.3%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,624,338    $    2,863,339           239,444
                                                                         ===============   ===============
Receivables: investments sold                                   2,365
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,626,703
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,626,703         1,451,748    $         1.81
Band 100                                                           --                --              1.85
Band 75                                                            --                --              1.88
Band 50                                                            --                --              1.92
Band 25                                                            --                --              1.96
Band 0                                                             --                --              2.00
                                                       ---------------   ---------------
 Total                                                 $    2,626,703         1,451,748
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       77,029
Mortality & expense charges                                                                       (35,269)
                                                                                           ---------------
Net investment income (loss)                                                                       41,760
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (99,318)
Realized gain distributions                                                                       126,834
Net change in unrealized appreciation (depreciation)                                              147,941
                                                                                           ---------------
Net gain (loss)                                                                                   175,457
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      217,217
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            41,760    $            (6,356)
Net realized gain (loss)                                                   (99,318)               958,406
Realized gain distributions                                                126,834                212,955
Net change in unrealized appreciation (depreciation)                       147,941             (1,738,946)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          217,217               (573,941)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   280,069              1,309,441
Cost of units redeemed                                                    (760,807)           (11,145,812)
Account charges                                                             (2,994)                (2,880)
                                                               --------------------   --------------------
Increase (decrease)                                                       (483,732)            (9,839,251)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (266,515)           (10,413,192)
Net assets, beginning                                                    2,893,218             13,306,410
                                                               --------------------   --------------------
Net assets, ending                                             $         2,626,703    $         2,893,218
                                                               ====================   ====================

Units sold                                                                 385,597                809,925
Units redeemed                                                            (657,524)            (6,742,364)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (271,927)            (5,932,439)
Units outstanding, beginning                                             1,723,675              7,656,114
                                                               --------------------   --------------------
Units outstanding, ending                                                1,451,748              1,723,675
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        33,348,014
Cost of units redeemed/account charges                                                        (35,382,157)
Net investment income (loss)                                                                      959,525
Net realized gain (loss)                                                                        3,600,533
Realized gain distributions                                                                       339,789
Net change in unrealized appreciation (depreciation)                                             (239,001)
                                                                                      --------------------
Net assets                                                                            $         2,626,703
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81              1,452    $         2,627               1.25%               7.8%
12/31/2015                   1.68              1,724              2,893               1.25%              -3.4%
12/31/2014                   1.74              7,656             13,306               1.25%               3.5%
12/31/2013                   1.68              9,899             16,619               1.25%              11.0%
12/31/2012                   1.51             11,103             16,792               1.25%              11.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               1.00%               8.1%
12/31/2015                   1.71                  0                  0               1.00%              -3.2%
12/31/2014                   1.76                  0                  0               1.00%               3.8%
12/31/2013                   1.70                  0                  0               1.00%              11.3%
12/31/2012                   1.53                  0                  0               1.00%              11.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.75%               8.3%
12/31/2015                   1.74                  0                  0               0.75%              -2.9%
12/31/2014                   1.79                  0                  0               0.75%               4.0%
12/31/2013                   1.72                  0                  0               0.75%              11.6%
12/31/2012                   1.54                  0                  0               0.75%              11.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.50%               8.6%
12/31/2015                   1.77                  0                  0               0.50%              -2.7%
12/31/2014                   1.82                  0                  0               0.50%               4.3%
12/31/2013                   1.74                  0                  0               0.50%              11.8%
12/31/2012                   1.56                  0                  0               0.50%              12.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  0    $             0               0.25%               8.9%
12/31/2015                   1.80                  0                  0               0.25%              -2.5%
12/31/2014                   1.85                  0                  0               0.25%               4.6%
12/31/2013                   1.77                  0                  0               0.25%              12.1%
12/31/2012                   1.57                  0                  0               0.25%              12.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.00%               9.1%
12/31/2015                   1.83                  0                  0               0.00%              -2.2%
12/31/2014                   1.87                  0                  0               0.00%               4.8%
12/31/2013                   1.79                  0                  0               0.00%              12.4%
12/31/2012                   1.59                  0                  0               0.00%              12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   1.6%
                 2014                                   2.5%
                 2013                                   2.0%
                 2012                                   3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R5 CLASS - 78249R669

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,977,726    $    7,817,620           731,441
                                                                         ===============   ===============
Receivables: investments sold                                   2,298
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    7,980,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,956,795         3,582,873    $         1.66
Band 100                                                    1,146,179           667,975              1.72
Band 75                                                            --                --              1.77
Band 50                                                       792,387           433,543              1.83
Band 25                                                            --                --              1.89
Band 0                                                         84,663            43,489              1.95
                                                       ---------------   ---------------
 Total                                                 $    7,980,024         4,727,880
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      189,764
Mortality & expense charges                                                                       (93,601)
                                                                                           ---------------
Net investment income (loss)                                                                       96,163
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          152,933
Realized gain distributions                                                                       391,239
Net change in unrealized appreciation (depreciation)                                              (44,917)
                                                                                           ---------------
Net gain (loss)                                                                                   499,255
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      595,418
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            96,163    $            51,374
Net realized gain (loss)                                                   152,933                494,240
Realized gain distributions                                                391,239                661,149
Net change in unrealized appreciation (depreciation)                       (44,917)            (1,559,753)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          595,418               (352,990)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,221,171              1,297,576
Cost of units redeemed                                                  (2,729,687)            (2,803,994)
Account charges                                                             (6,108)                (8,885)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,514,624)            (1,515,303)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (919,206)            (1,868,293)
Net assets, beginning                                                    8,899,230             10,767,523
                                                               --------------------   --------------------
Net assets, ending                                             $         7,980,024    $         8,899,230
                                                               ====================   ====================

Units sold                                                                 786,238                901,608
Units redeemed                                                          (1,732,886)            (1,840,363)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (946,648)              (938,755)
Units outstanding, beginning                                             5,674,528              6,613,283
                                                               --------------------   --------------------
Units outstanding, ending                                                4,727,880              5,674,528
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        58,995,029
Cost of units redeemed/account charges                                                        (55,421,959)
Net investment income (loss)                                                                    1,680,091
Net realized gain (loss)                                                                          758,842
Realized gain distributions                                                                     1,807,915
Net change in unrealized appreciation (depreciation)                                              160,106
                                                                                      --------------------
Net assets                                                                            $         7,980,024
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66              3,583    $         5,957               1.25%               7.3%
12/31/2015                   1.55              4,556              7,059               1.25%              -3.9%
12/31/2014                   1.61              5,379              8,670               1.25%               3.0%
12/31/2013                   1.57              8,531             13,351               1.25%              10.4%
12/31/2012                   1.42              9,417             13,347               1.25%              10.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                668    $         1,146               1.00%               7.6%
12/31/2015                   1.60                570                909               1.00%              -3.6%
12/31/2014                   1.66                664              1,099               1.00%               3.2%
12/31/2013                   1.60                 25                 40               1.00%              10.7%
12/31/2012                   1.45                 37                 54               1.00%              11.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%               7.8%
12/31/2015                   1.64                  0                  0               0.75%              -3.4%
12/31/2014                   1.70                  0                  0               0.75%               3.5%
12/31/2013                   1.64                  0                  0               0.75%              11.0%
12/31/2012                   1.48                  0                  0               0.75%              11.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                434    $           792               0.50%               8.1%
12/31/2015                   1.69                511                865               0.50%              -3.1%
12/31/2014                   1.75                535                933               0.50%               3.8%
12/31/2013                   1.68                457                768               0.50%              11.3%
12/31/2012                   1.51                491                742               0.50%              11.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.25%               8.4%
12/31/2015                   1.74                  0                  0               0.25%              -2.9%
12/31/2014                   1.79                  0                  0               0.25%               4.0%
12/31/2013                   1.72                  0                  0               0.25%              11.5%
12/31/2012                   1.54                  0                  0               0.25%              11.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                 43    $            85               0.00%               8.7%
12/31/2015                   1.79                 38                 67               0.00%              -2.7%
12/31/2014                   1.84                 35                 65               0.00%               4.3%
12/31/2013                   1.77                907              1,600               0.00%              11.8%
12/31/2012                   1.58              1,799              2,841               0.00%              12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   1.7%
                 2014                                   1.9%
                 2013                                   1.6%
                 2012                                   2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      210,606    $      218,047            21,979
                                                                         ===============   ===============
Receivables: investments sold                                     175
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      210,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      210,781           139,577    $         1.51
Band 100                                                           --                --              1.54
Band 75                                                            --                --              1.57
Band 50                                                            --                --              1.60
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.67
                                                       ---------------   ---------------
 Total                                                 $      210,781           139,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       10,143
Mortality & expense charges                                                                        (5,404)
                                                                                           ---------------
Net investment income (loss)                                                                        4,739
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (44,610)
Realized gain distributions                                                                         4,162
Net change in unrealized appreciation (depreciation)                                               58,634
                                                                                           ---------------
Net gain (loss)                                                                                    18,186
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       22,925
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,739    $             6,314
Net realized gain (loss)                                                   (44,610)                (4,826)
Realized gain distributions                                                  4,162                 39,496
Net change in unrealized appreciation (depreciation)                        58,634                (55,394)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           22,925                (14,410)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   309,939                122,333
Cost of units redeemed                                                    (608,816)              (181,568)
Account charges                                                                (98)                  (118)
                                                               --------------------   --------------------
Increase (decrease)                                                       (298,975)               (59,353)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (276,050)               (73,763)
Net assets, beginning                                                      486,831                560,594
                                                               --------------------   --------------------
Net assets, ending                                             $           210,781    $           486,831
                                                               ====================   ====================

Units sold                                                                 207,246                 86,650
Units redeemed                                                            (404,050)              (128,004)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (196,804)               (41,354)
Units outstanding, beginning                                               336,381                377,735
                                                               --------------------   --------------------
Units outstanding, ending                                                  139,577                336,381
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         4,014,453
Cost of units redeemed/account charges                                                         (4,221,098)
Net investment income (loss)                                                                      157,077
Net realized gain (loss)                                                                          196,678
Realized gain distributions                                                                        71,112
Net change in unrealized appreciation (depreciation)                                               (7,441)
                                                                                      --------------------
Net assets                                                                            $           210,781
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                140    $           211               1.25%               4.3%
12/31/2015                   1.45                336                487               1.25%              -2.5%
12/31/2014                   1.48                378                561               1.25%               2.9%
12/31/2013                   1.44                392                565               1.25%               1.8%
12/31/2012                   1.42              1,507              2,134               1.25%               7.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               1.00%               4.6%
12/31/2015                   1.47                  0                  0               1.00%              -2.2%
12/31/2014                   1.51                  0                  0               1.00%               3.1%
12/31/2013                   1.46                  0                  0               1.00%               2.1%
12/31/2012                   1.43                  0                  0               1.00%               7.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%               4.9%
12/31/2015                   1.50                  0                  0               0.75%              -2.0%
12/31/2014                   1.53                  0                  0               0.75%               3.4%
12/31/2013                   1.48                  0                  0               0.75%               2.4%
12/31/2012                   1.45                  0                  0               0.75%               7.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.50%               5.1%
12/31/2015                   1.53                  0                  0               0.50%              -1.7%
12/31/2014                   1.55                  0                  0               0.50%               3.7%
12/31/2013                   1.50                  0                  0               0.50%               2.6%
12/31/2012                   1.46                  0                  0               0.50%               8.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               5.4%
12/31/2015                   1.55                  0                  0               0.25%              -1.5%
12/31/2014                   1.58                  0                  0               0.25%               3.9%
12/31/2013                   1.52                  0                  0               0.25%               2.9%
12/31/2012                   1.47                  0                  0               0.25%               8.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.00%               5.7%
12/31/2015                   1.58                  0                  0               0.00%              -1.3%
12/31/2014                   1.60                  0                  0               0.00%               4.2%
12/31/2013                   1.54                  0                  0               0.00%               3.1%
12/31/2012                   1.49                  0                  0               0.00%               8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.9%
                 2015                                   2.6%
                 2014                                   2.5%
                 2013                                   1.5%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R5 CLASS - 78249R693

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,399,934    $    1,524,214           145,372
                                                                         ===============   ===============
Receivables: investments sold                                       5
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,399,939
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      652,902           473,106    $         1.38
Band 100                                                      611,372           429,245              1.42
Band 75                                                            --                --              1.47
Band 50                                                       135,665            89,426              1.52
Band 25                                                            --                --              1.57
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $    1,399,939           991,777
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       39,416
Mortality & expense charges                                                                       (17,552)
                                                                                           ---------------
Net investment income (loss)                                                                       21,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (42,015)
Realized gain distributions                                                                        27,633
Net change in unrealized appreciation (depreciation)                                               58,632
                                                                                           ---------------
Net gain (loss)                                                                                    44,250
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       66,114
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            21,864    $            12,902
Net realized gain (loss)                                                   (42,015)                 3,488
Realized gain distributions                                                 27,633                122,975
Net change in unrealized appreciation (depreciation)                        58,632               (185,115)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           66,114                (45,750)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   302,726                201,582
Cost of units redeemed                                                    (495,077)              (381,495)
Account charges                                                               (470)                  (337)
                                                               --------------------   --------------------
Increase (decrease)                                                       (192,821)              (180,250)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (126,707)              (226,000)
Net assets, beginning                                                    1,526,646              1,752,646
                                                               --------------------   --------------------
Net assets, ending                                             $         1,399,939    $         1,526,646
                                                               ====================   ====================

Units sold                                                                 222,240                144,220
Units redeemed                                                            (360,200)              (276,430)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (137,960)              (132,210)
Units outstanding, beginning                                             1,129,737              1,261,947
                                                               --------------------   --------------------
Units outstanding, ending                                                  991,777              1,129,737
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,311,392
Cost of units redeemed/account charges                                                         (8,452,545)
Net investment income (loss)                                                                      328,682
Net realized gain (loss)                                                                           44,768
Realized gain distributions                                                                       291,922
Net change in unrealized appreciation (depreciation)                                             (124,280)
                                                                                      --------------------
Net assets                                                                            $         1,399,939
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                473    $           653               1.25%               3.9%
12/31/2015                   1.33                643                854               1.25%              -3.0%
12/31/2014                   1.37                798              1,093               1.25%               2.4%
12/31/2013                   1.34              1,824              2,438               1.25%               1.3%
12/31/2012                   1.32              2,234              2,949               1.25%               6.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                429    $           611               1.00%               4.2%
12/31/2015                   1.37                402                550               1.00%              -2.7%
12/31/2014                   1.41                365                513               1.00%               2.7%
12/31/2013                   1.37                100                137               1.00%               1.5%
12/31/2012                   1.35                  5                  7               1.00%               7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               4.4%
12/31/2015                   1.41                  0                  0               0.75%              -2.5%
12/31/2014                   1.44                  0                  0               0.75%               2.9%
12/31/2013                   1.40                  0                  0               0.75%               1.8%
12/31/2012                   1.38                  0                  0               0.75%               7.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                 89    $           136               0.50%               4.7%
12/31/2015                   1.45                 85                123               0.50%              -2.3%
12/31/2014                   1.48                 99                147               0.50%               3.2%
12/31/2013                   1.44                374                537               0.50%               2.1%
12/31/2012                   1.41                327                460               0.50%               7.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.25%               4.9%
12/31/2015                   1.49                  0                  0               0.25%              -2.0%
12/31/2014                   1.52                  0                  0               0.25%               3.5%
12/31/2013                   1.47                  0                  0               0.25%               2.3%
12/31/2012                   1.44                  0                  0               0.25%               7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%               5.2%
12/31/2015                   1.54                  0                  0               0.00%              -1.8%
12/31/2014                   1.56                  0                  0               0.00%               3.7%
12/31/2013                   1.51                 20                 29               0.00%               2.6%
12/31/2012                   1.47                121                178               0.00%               8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   1.9%
                 2014                                   1.5%
                 2013                                   1.0%
                 2012                                   3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      771,776    $      714,356            65,816
                                                                         ===============   ===============
Receivables: investments sold                                  11,444
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      783,220
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      783,220           406,214    $         1.93
Band 100                                                           --                --              1.97
Band 75                                                            --                --              2.01
Band 50                                                            --                --              2.05
Band 25                                                            --                --              2.09
Band 0                                                             --                --              2.13
                                                       ---------------   ---------------
 Total                                                 $      783,220           406,214
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       15,038
Mortality & expense charges                                                                        (7,312)
                                                                                           ---------------
Net investment income (loss)                                                                        7,726
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,779
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               45,677
                                                                                           ---------------
Net gain (loss)                                                                                    48,456
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       56,182
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             7,726    $             1,520
Net realized gain (loss)                                                     2,779                 47,738
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        45,677                (82,767)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           56,182                (33,509)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   251,552                148,889
Cost of units redeemed                                                    (146,599)              (359,666)
Account charges                                                               (244)                  (335)
                                                               --------------------   --------------------
Increase (decrease)                                                        104,709               (211,112)
                                                               --------------------   --------------------
Net increase (decrease)                                                    160,891               (244,621)
Net assets, beginning                                                      622,329                866,950
                                                               --------------------   --------------------
Net assets, ending                                             $           783,220    $           622,329
                                                               ====================   ====================

Units sold                                                                 135,628                 82,590
Units redeemed                                                             (83,832)              (197,906)
                                                               --------------------   --------------------
Net increase (decrease)                                                     51,796               (115,316)
Units outstanding, beginning                                               354,418                469,734
                                                               --------------------   --------------------
Units outstanding, ending                                                  406,214                354,418
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         2,990,862
Cost of units redeemed/account charges                                                         (2,712,504)
Net investment income (loss)                                                                       38,543
Net realized gain (loss)                                                                          408,899
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               57,420
                                                                                      --------------------
Net assets                                                                            $           783,220
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                406    $           783               1.25%               9.8%
12/31/2015                   1.76                354                622               1.25%              -4.9%
12/31/2014                   1.85                470                867               1.25%               2.2%
12/31/2013                   1.81                421                760               1.25%              18.4%
12/31/2012                   1.52                650                991               1.25%              13.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               1.00%              10.1%
12/31/2015                   1.79                  0                  0               1.00%              -4.6%
12/31/2014                   1.87                  0                  0               1.00%               2.5%
12/31/2013                   1.83                  0                  0               1.00%              18.7%
12/31/2012                   1.54                  0                  0               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.75%              10.4%
12/31/2015                   1.82                  0                  0               0.75%              -4.4%
12/31/2014                   1.90                  0                  0               0.75%               2.7%
12/31/2013                   1.85                  0                  0               0.75%              19.0%
12/31/2012                   1.56                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.50%              10.6%
12/31/2015                   1.85                  0                  0               0.50%              -4.1%
12/31/2014                   1.93                  0                  0               0.50%               3.0%
12/31/2013                   1.87                  0                  0               0.50%              19.3%
12/31/2012                   1.57                  0                  0               0.50%              14.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                  0    $             0               0.25%              10.9%
12/31/2015                   1.88                  0                  0               0.25%              -3.9%
12/31/2014                   1.96                  0                  0               0.25%               3.3%
12/31/2013                   1.90                  0                  0               0.25%              19.6%
12/31/2012                   1.59                  0                  0               0.25%              15.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               0.00%              11.2%
12/31/2015                   1.92                  0                  0               0.00%              -3.7%
12/31/2014                   1.99                  0                  0               0.00%               3.5%
12/31/2013                   1.92                  0                  0               0.00%              19.9%
12/31/2012                   1.60                  0                  0               0.00%              15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.1%
                 2015                                   1.5%
                 2014                                   2.8%
                 2013                                   2.0%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R5 CLASS - 78249R628

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,044,418    $    1,719,076           178,521
                                                                         ===============   ===============
Receivables: investments sold                                   5,003
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,049,421
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,548,385           920,855    $         1.68
Band 100                                                      130,951            75,461              1.74
Band 75                                                            --                --              1.79
Band 50                                                       370,085           200,220              1.85
Band 25                                                            --                --              1.91
Band 0                                                             --                --              1.97
                                                       ---------------   ---------------
 Total                                                 $    2,049,421         1,196,536
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       37,623
Mortality & expense charges                                                                       (21,507)
                                                                                           ---------------
Net investment income (loss)                                                                       16,116
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           37,961
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              122,592
                                                                                           ---------------
Net gain (loss)                                                                                   160,553
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      176,669
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            16,116    $            (2,459)
Net realized gain (loss)                                                    37,961                149,967
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       122,592               (267,481)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          176,669               (119,973)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   182,915                320,745
Cost of units redeemed                                                    (301,244)              (722,797)
Account charges                                                               (914)                  (985)
                                                               --------------------   --------------------
Increase (decrease)                                                       (119,243)              (403,037)
                                                               --------------------   --------------------
Net increase (decrease)                                                     57,426               (523,010)
Net assets, beginning                                                    1,991,995              2,515,005
                                                               --------------------   --------------------
Net assets, ending                                             $         2,049,421    $         1,991,995
                                                               ====================   ====================

Units sold                                                                 114,039                220,089
Units redeemed                                                            (193,059)              (473,316)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (79,020)              (253,227)
Units outstanding, beginning                                             1,275,556              1,528,783
                                                               --------------------   --------------------
Units outstanding, ending                                                1,196,536              1,275,556
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        10,645,552
Cost of units redeemed/account charges                                                         (9,306,068)
Net investment income (loss)                                                                      171,211
Net realized gain (loss)                                                                          (45,821)
Realized gain distributions                                                                       259,205
Net change in unrealized appreciation (depreciation)                                              325,342
                                                                                      --------------------
Net assets                                                                            $         2,049,421
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                921    $         1,548               1.25%               9.3%
12/31/2015                   1.54                996              1,532               1.25%              -5.3%
12/31/2014                   1.63              1,211              1,968               1.25%               1.7%
12/31/2013                   1.60              1,789              2,860               1.25%              17.9%
12/31/2012                   1.36              1,839              2,494               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                 75    $           131               1.00%               9.6%
12/31/2015                   1.58                104                165               1.00%              -5.1%
12/31/2014                   1.67                139                232               1.00%               1.9%
12/31/2013                   1.64                  0                  0               1.00%              18.2%
12/31/2012                   1.39                  0                  0               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%               9.8%
12/31/2015                   1.63                  0                  0               0.75%              -4.9%
12/31/2014                   1.71                  0                  0               0.75%               2.2%
12/31/2013                   1.68                  0                  0               0.75%              18.5%
12/31/2012                   1.42                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                200    $           370               0.50%              10.1%
12/31/2015                   1.68                176                295               0.50%              -4.6%
12/31/2014                   1.76                179                315               0.50%               2.4%
12/31/2013                   1.72                154                264               0.50%              18.8%
12/31/2012                   1.45                152                220               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.25%              10.4%
12/31/2015                   1.73                  0                  0               0.25%              -4.4%
12/31/2014                   1.81                  0                  0               0.25%               2.7%
12/31/2013                   1.76                  0                  0               0.25%              19.1%
12/31/2012                   1.48                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.00%              10.7%
12/31/2015                   1.78                  0                  0               0.00%              -4.1%
12/31/2014                   1.86                  0                  0               0.00%               2.9%
12/31/2013                   1.80                259                467               0.00%              19.4%
12/31/2012                   1.51                596                900               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   1.0%
                 2014                                   1.9%
                 2013                                   1.9%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,046,167    $    1,942,545           171,724
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (4,365)
                                                       ---------------
Net assets                                             $    2,041,802
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,041,802         1,097,720    $         1.86
Band 100                                                           --                --              1.90
Band 75                                                            --                --              1.94
Band 50                                                            --                --              1.98
Band 25                                                            --                --              2.02
Band 0                                                             --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $    2,041,802         1,097,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       51,034
Mortality & expense charges                                                                       (23,601)
                                                                                           ---------------
Net investment income (loss)                                                                       27,433
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            3,361
Realized gain distributions                                                                        51,254
Net change in unrealized appreciation (depreciation)                                               70,209
                                                                                           ---------------
Net gain (loss)                                                                                   124,824
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      152,257
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            27,433    $             7,002
Net realized gain (loss)                                                     3,361                 49,944
Realized gain distributions                                                 51,254                     --
Net change in unrealized appreciation (depreciation)                        70,209               (148,915)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          152,257                (91,969)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   286,291                238,264
Cost of units redeemed                                                    (328,571)              (388,406)
Account charges                                                               (808)                  (900)
                                                               --------------------   --------------------
Increase (decrease)                                                        (43,088)              (151,042)
                                                               --------------------   --------------------
Net increase (decrease)                                                    109,169               (243,011)
Net assets, beginning                                                    1,932,633              2,175,644
                                                               --------------------   --------------------
Net assets, ending                                             $         2,041,802    $         1,932,633
                                                               ====================   ====================

Units sold                                                                 163,936                136,948
Units redeemed                                                            (193,385)              (222,278)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (29,449)               (85,330)
Units outstanding, beginning                                             1,127,169              1,212,499
                                                               --------------------   --------------------
Units outstanding, ending                                                1,097,720              1,127,169
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         6,220,019
Cost of units redeemed/account charges                                                         (5,470,729)
Net investment income (loss)                                                                      178,513
Net realized gain (loss)                                                                          959,123
Realized gain distributions                                                                        51,254
Net change in unrealized appreciation (depreciation)                                              103,622
                                                                                      --------------------
Net assets                                                                            $         2,041,802
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86              1,098    $         2,042               1.25%               8.5%
12/31/2015                   1.71              1,127              1,933               1.25%              -4.4%
12/31/2014                   1.79              1,212              2,176               1.25%               2.5%
12/31/2013                   1.75                954              1,670               1.25%              15.3%
12/31/2012                   1.52              2,123              3,223               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               1.00%               8.8%
12/31/2015                   1.75                  0                  0               1.00%              -4.2%
12/31/2014                   1.82                  0                  0               1.00%               2.8%
12/31/2013                   1.77                  0                  0               1.00%              15.6%
12/31/2012                   1.53                  0                  0               1.00%              12.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.75%               9.0%
12/31/2015                   1.78                  0                  0               0.75%              -4.0%
12/31/2014                   1.85                  0                  0               0.75%               3.0%
12/31/2013                   1.79                  0                  0               0.75%              15.8%
12/31/2012                   1.55                  0                  0               0.75%              12.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.50%               9.3%
12/31/2015                   1.81                  0                  0               0.50%              -3.7%
12/31/2014                   1.88                  0                  0               0.50%               3.3%
12/31/2013                   1.82                  0                  0               0.50%              16.1%
12/31/2012                   1.56                  0                  0               0.50%              13.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.02                  0    $             0               0.25%               9.6%
12/31/2015                   1.84                  0                  0               0.25%              -3.5%
12/31/2014                   1.91                  0                  0               0.25%               3.6%
12/31/2013                   1.84                  0                  0               0.25%              16.4%
12/31/2012                   1.58                  0                  0               0.25%              13.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.00%               9.8%
12/31/2015                   1.87                  0                  0               0.00%              -3.2%
12/31/2014                   1.93                  0                  0               0.00%               3.8%
12/31/2013                   1.86                  0                  0               0.00%              16.7%
12/31/2012                   1.60                  0                  0               0.00%              13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   1.6%
                 2014                                   3.0%
                 2013                                   1.7%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R5 CLASS - 78249R644

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,323,083    $    2,896,106           281,676
                                                                         ===============   ===============
Receivables: investments sold                                   3,521
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,326,604
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,487,059         1,493,635    $         1.67
Band 100                                                      389,665           226,757              1.72
Band 75                                                            --                --              1.77
Band 50                                                       449,880           245,780              1.83
Band 25                                                            --                --              1.89
Band 0                                                             --                --              1.95
                                                       ---------------   ---------------
 Total                                                 $    3,326,604         1,966,172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       69,998
Mortality & expense charges                                                                       (37,675)
                                                                                           ---------------
Net investment income (loss)                                                                       32,323
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          118,094
Realized gain distributions                                                                        84,009
Net change in unrealized appreciation (depreciation)                                               21,463
                                                                                           ---------------
Net gain (loss)                                                                                   223,566
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      255,889
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            32,323    $            (6,393)
Net realized gain (loss)                                                   118,094                658,735
Realized gain distributions                                                 84,009                     --
Net change in unrealized appreciation (depreciation)                        21,463               (830,341)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          255,889               (177,999)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   360,739                445,620
Cost of units redeemed                                                    (795,149)            (2,744,379)
Account charges                                                               (907)                (1,318)
                                                               --------------------   --------------------
Increase (decrease)                                                       (435,317)            (2,300,077)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (179,428)            (2,478,076)
Net assets, beginning                                                    3,506,032              5,984,108
                                                               --------------------   --------------------
Net assets, ending                                             $         3,326,604    $         3,506,032
                                                               ====================   ====================

Units sold                                                                 250,342                299,374
Units redeemed                                                            (529,652)            (1,711,967)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (279,310)            (1,412,593)
Units outstanding, beginning                                             2,245,482              3,658,075
                                                               --------------------   --------------------
Units outstanding, ending                                                1,966,172              2,245,482
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        19,719,479
Cost of units redeemed/account charges                                                        (18,824,754)
Net investment income (loss)                                                                      454,104
Net realized gain (loss)                                                                        1,062,747
Realized gain distributions                                                                       488,051
Net change in unrealized appreciation (depreciation)                                              426,977
                                                                                      --------------------
Net assets                                                                            $         3,326,604
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67              1,494    $         2,487               1.25%               8.0%
12/31/2015                   1.54              1,726              2,661               1.25%              -5.0%
12/31/2014                   1.62              3,122              5,066               1.25%               2.0%
12/31/2013                   1.59              4,823              7,670               1.25%              14.7%
12/31/2012                   1.39              5,205              7,215               1.25%              11.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                227    $           390               1.00%               8.3%
12/31/2015                   1.59                302                479               1.00%              -4.8%
12/31/2014                   1.67                268                446               1.00%               2.3%
12/31/2013                   1.63                 51                 82               1.00%              15.0%
12/31/2012                   1.42                 30                 42               1.00%              12.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%               8.5%
12/31/2015                   1.63                  0                  0               0.75%              -4.5%
12/31/2014                   1.71                  0                  0               0.75%               2.6%
12/31/2013                   1.67                  0                  0               0.75%              15.3%
12/31/2012                   1.45                  0                  0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                246    $           450               0.50%               8.8%
12/31/2015                   1.68                217                366               0.50%              -4.3%
12/31/2014                   1.76                269                472               0.50%               2.8%
12/31/2013                   1.71                350                598               0.50%              15.6%
12/31/2012                   1.48                385                570               0.50%              12.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.25%               9.1%
12/31/2015                   1.73                  0                  0               0.25%              -4.0%
12/31/2014                   1.80                  0                  0               0.25%               3.1%
12/31/2013                   1.75                  0                  0               0.25%              15.9%
12/31/2012                   1.51                  0                  0               0.25%              13.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.00%               9.4%
12/31/2015                   1.78                  0                  0               0.00%              -3.8%
12/31/2014                   1.85                  0                  0               0.00%               3.3%
12/31/2013                   1.79                 82                146               0.00%              16.2%
12/31/2012                   1.54                314                485               0.00%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.0%
                 2014                                   1.8%
                 2013                                   1.7%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R1 CLASS - 782494645

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,419,327    $    1,572,223           205,464
                                                                         ===============   ===============
Receivables: investments sold                                     433
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,419,760
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,419,760         1,189,683    $         1.19
Band 100                                                           --                --              1.21
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.25
Band 25                                                            --                --              1.27
Band 0                                                             --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $    1,419,760         1,189,683
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       50,082
Mortality & expense charges                                                                       (22,593)
                                                                                           ---------------
Net investment income (loss)                                                                       27,489
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (77,663)
Realized gain distributions                                                                        55,119
Net change in unrealized appreciation (depreciation)                                               84,077
                                                                                           ---------------
Net gain (loss)                                                                                    61,533
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       89,022
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            27,489    $            35,274
Net realized gain (loss)                                                   (77,663)              (413,478)
Realized gain distributions                                                 55,119                 90,005
Net change in unrealized appreciation (depreciation)                        84,077                232,314
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           89,022                (55,885)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   175,098              1,563,637
Cost of units redeemed                                                    (943,982)            (1,197,422)
Account charges                                                               (988)                (1,326)
                                                               --------------------   --------------------
Increase (decrease)                                                       (769,872)               364,889
                                                               --------------------   --------------------
Net increase (decrease)                                                   (680,850)               309,004
Net assets, beginning                                                    2,100,610              1,791,606
                                                               --------------------   --------------------
Net assets, ending                                             $         1,419,760    $         2,100,610
                                                               ====================   ====================

Units sold                                                                 149,129              1,340,759
Units redeemed                                                            (799,501)            (1,036,575)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (650,372)               304,184
Units outstanding, beginning                                             1,840,055              1,535,871
                                                               --------------------   --------------------
Units outstanding, ending                                                1,189,683              1,840,055
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         9,179,995
Cost of units redeemed/account charges                                                         (8,408,877)
Net investment income (loss)                                                                      280,898
Net realized gain (loss)                                                                         (320,304)
Realized gain distributions                                                                       840,944
Net change in unrealized appreciation (depreciation)                                             (152,896)
                                                                                      --------------------
Net assets                                                                            $         1,419,760
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19              1,190    $         1,420               1.25%               4.5%
12/31/2015                   1.14              1,840              2,101               1.25%              -2.1%
12/31/2014                   1.17              1,536              1,792               1.25%               3.2%
12/31/2013                   1.13              3,226              3,646               1.25%               4.4%
12/31/2012                   1.08              4,125              4,467               1.25%               8.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               1.00%               4.8%
12/31/2015                   1.16                  0                  0               1.00%              -1.9%
12/31/2014                   1.18                  0                  0               1.00%               3.5%
12/31/2013                   1.14                  0                  0               1.00%               4.6%
12/31/2012                   1.09                  0                  0               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%               5.1%
12/31/2015                   1.17                  0                  0               0.75%              -1.6%
12/31/2014                   1.19                  0                  0               0.75%               3.7%
12/31/2013                   1.15                  0                  0               0.75%               4.9%
12/31/2012                   1.09                  0                  0               0.75%               9.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.50%               5.3%
12/31/2015                   1.18                  0                  0               0.50%              -1.4%
12/31/2014                   1.20                  0                  0               0.50%               4.0%
12/31/2013                   1.16                  0                  0               0.50%               5.2%
12/31/2012                   1.10                  0                  0               0.50%               9.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%               5.6%
12/31/2015                   1.20                  0                  0               0.25%              -1.2%
12/31/2014                   1.21                  0                  0               0.25%               4.3%
12/31/2013                   1.16                  0                  0               0.25%               5.4%
12/31/2012                   1.10                  0                  0               0.25%               9.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.00%               5.8%
12/31/2015                   1.21                  0                  0               0.00%              -0.9%
12/31/2014                   1.23                  0                  0               0.00%               4.5%
12/31/2013                   1.17                  0                  0               0.00%               5.7%
12/31/2012                   1.11                  0                  0               0.00%              10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   3.4%
                 2014                                   2.1%
                 2013                                   1.8%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R5 CLASS - 78249R396

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      858,017    $      934,920           124,159
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (78)
                                                       ---------------
Net assets                                             $      857,939
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      814,923           702,820    $         1.16
Band 100                                                       43,016            36,551              1.18
Band 75                                                            --                --              1.19
Band 50                                                            --                --              1.21
Band 25                                                            --                --              1.23
Band 0                                                             --                --              1.25
                                                       ---------------   ---------------
 Total                                                 $      857,939           739,371
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       24,032
Mortality & expense charges                                                                       (11,859)
                                                                                           ---------------
Net investment income (loss)                                                                       12,173
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (37,760)
Realized gain distributions                                                                        33,291
Net change in unrealized appreciation (depreciation)                                               34,001
                                                                                           ---------------
Net gain (loss)                                                                                    29,532
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       41,705
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            12,173    $            11,520
Net realized gain (loss)                                                   (37,760)              (227,324)
Realized gain distributions                                                 33,291                 50,434
Net change in unrealized appreciation (depreciation)                        34,001                112,034
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           41,705                (53,336)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   137,865              2,024,353
Cost of units redeemed                                                    (496,531)            (1,653,483)
Account charges                                                               (334)                  (511)
                                                               --------------------   --------------------
Increase (decrease)                                                       (359,000)               370,359
                                                               --------------------   --------------------
Net increase (decrease)                                                   (317,295)               317,023
Net assets, beginning                                                    1,175,234                858,211
                                                               --------------------   --------------------
Net assets, ending                                             $           857,939    $         1,175,234
                                                               ====================   ====================

Units sold                                                                 121,801              1,758,452
Units redeemed                                                            (437,184)            (1,453,979)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (315,383)               304,473
Units outstanding, beginning                                             1,054,754                750,281
                                                               --------------------   --------------------
Units outstanding, ending                                                  739,371              1,054,754
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         6,669,277
Cost of units redeemed/account charges                                                         (6,042,045)
Net investment income (loss)                                                                       98,120
Net realized gain (loss)                                                                         (175,835)
Realized gain distributions                                                                       385,325
Net change in unrealized appreciation (depreciation)                                              (76,903)
                                                                                      --------------------
Net assets                                                                            $           857,939
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                703    $           815               1.25%               4.1%
12/31/2015                   1.11                997              1,110               1.25%              -2.7%
12/31/2014                   1.14                750                858               1.25%               2.7%
12/31/2013                   1.11                901              1,003               1.25%               3.8%
12/31/2012                   1.07              1,896              2,033               1.25%               8.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                 37    $            43               1.00%               4.4%
12/31/2015                   1.13                 58                 65               1.00%              -2.4%
12/31/2014                   1.16                  0                  0               1.00%               3.0%
12/31/2013                   1.12                  0                  0               1.00%               4.1%
12/31/2012                   1.08                  0                  0               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.75%               4.7%
12/31/2015                   1.14                  0                  0               0.75%              -2.2%
12/31/2014                   1.17                  0                  0               0.75%               3.3%
12/31/2013                   1.13                  0                  0               0.75%               4.3%
12/31/2012                   1.08                  0                  0               0.75%               8.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.50%               4.9%
12/31/2015                   1.16                  0                  0               0.50%              -1.9%
12/31/2014                   1.18                  0                  0               0.50%               3.5%
12/31/2013                   1.14                  0                  0               0.50%               4.6%
12/31/2012                   1.09                  0                  0               0.50%               9.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.25%               5.2%
12/31/2015                   1.17                  0                  0               0.25%              -1.7%
12/31/2014                   1.19                  0                  0               0.25%               3.8%
12/31/2013                   1.15                  0                  0               0.25%               4.9%
12/31/2012                   1.09                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.00%               5.4%
12/31/2015                   1.18                  0                  0               0.00%              -1.4%
12/31/2014                   1.20                  0                  0               0.00%               4.0%
12/31/2013                   1.16                  0                  0               0.00%               5.1%
12/31/2012                   1.10                  0                  0               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   3.1%
                 2014                                   1.9%
                 2013                                   1.2%
                 2012                                   2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      656,305    $      724,858            65,878
                                                                         ===============   ===============
Receivables: investments sold                                     501
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      656,806
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      656,806           391,391    $         1.68
Band 100                                                           --                --              1.71
Band 75                                                            --                --              1.75
Band 50                                                            --                --              1.78
Band 25                                                            --                --              1.82
Band 0                                                             --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $      656,806           391,391
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,267
Mortality & expense charges                                                                        (7,733)
                                                                                           ---------------
Net investment income (loss)                                                                       14,534
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,104)
Realized gain distributions                                                                        30,799
Net change in unrealized appreciation (depreciation)                                                1,662
                                                                                           ---------------
Net gain (loss)                                                                                    24,357
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       38,891
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            14,534    $             8,457
Net realized gain (loss)                                                    (8,104)                 3,310
Realized gain distributions                                                 30,799                 63,285
Net change in unrealized appreciation (depreciation)                         1,662                (96,310)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           38,891                (21,258)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    80,551                 91,420
Cost of units redeemed                                                     (79,058)              (128,480)
Account charges                                                               (380)                  (384)
                                                               --------------------   --------------------
Increase (decrease)                                                          1,113                (37,444)
                                                               --------------------   --------------------
Net increase (decrease)                                                     40,004                (58,702)
Net assets, beginning                                                      616,802                675,504
                                                               --------------------   --------------------
Net assets, ending                                             $           656,806    $           616,802
                                                               ====================   ====================

Units sold                                                                  49,302                 56,965
Units redeemed                                                             (49,386)               (81,824)
                                                               --------------------   --------------------
Net increase (decrease)                                                        (84)               (24,859)
Units outstanding, beginning                                               391,475                416,334
                                                               --------------------   --------------------
Units outstanding, ending                                                  391,391                391,475
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         8,025,947
Cost of units redeemed/account charges                                                         (9,632,880)
Net investment income (loss)                                                                      579,779
Net realized gain (loss)                                                                        1,651,415
Realized gain distributions                                                                       101,098
Net change in unrealized appreciation (depreciation)                                              (68,553)
                                                                                      --------------------
Net assets                                                                            $           656,806
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.68                391    $           657               1.25%               6.5%
12/31/2015                   1.58                391                617               1.25%              -2.9%
12/31/2014                   1.62                416                676               1.25%               3.7%
12/31/2013                   1.56                473                741               1.25%               5.4%
12/31/2012                   1.48              4,654              6,910               1.25%               9.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               1.00%               6.8%
12/31/2015                   1.60                  0                  0               1.00%              -2.6%
12/31/2014                   1.65                  0                  0               1.00%               3.9%
12/31/2013                   1.58                  0                  0               1.00%               5.7%
12/31/2012                   1.50                  0                  0               1.00%               9.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                  0    $             0               0.75%               7.0%
12/31/2015                   1.63                  0                  0               0.75%              -2.4%
12/31/2014                   1.67                  0                  0               0.75%               4.2%
12/31/2013                   1.60                  0                  0               0.75%               5.9%
12/31/2012                   1.51                  0                  0               0.75%               9.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%               7.3%
12/31/2015                   1.66                  0                  0               0.50%              -2.2%
12/31/2014                   1.70                  0                  0               0.50%               4.5%
12/31/2013                   1.63                  0                  0               0.50%               6.2%
12/31/2012                   1.53                  0                  0               0.50%              10.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                  0    $             0               0.25%               7.6%
12/31/2015                   1.69                  0                  0               0.25%              -1.9%
12/31/2014                   1.72                  0                  0               0.25%               4.7%
12/31/2013                   1.65                  0                  0               0.25%               6.5%
12/31/2012                   1.55                  0                  0               0.25%              10.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.00%               7.8%
12/31/2015                   1.72                  0                  0               0.00%              -1.7%
12/31/2014                   1.75                  0                  0               0.00%               5.0%
12/31/2013                   1.67                  0                  0               0.00%               6.7%
12/31/2012                   1.56                  0                  0               0.00%              10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.5%
                 2015                                   2.7%
                 2014                                   2.6%
                 2013                                   1.4%
                 2012                                   3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R5 CLASS - 78249R685

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,696,305    $    2,870,333           270,101
                                                                         ===============   ===============
Receivables: investments sold                                   2,009
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,698,314
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,117,752         1,393,124    $         1.52
Band 100                                                      408,225           260,204              1.57
Band 75                                                            --                --              1.62
Band 50                                                       172,337           103,133              1.67
Band 25                                                            --                --              1.72
Band 0                                                             --                --              1.78
                                                       ---------------   ---------------
 Total                                                 $    2,698,314         1,756,461
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       81,186
Mortality & expense charges                                                                       (34,692)
                                                                                           ---------------
Net investment income (loss)                                                                       46,494
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (21,688)
Realized gain distributions                                                                       124,172
Net change in unrealized appreciation (depreciation)                                               25,629
                                                                                           ---------------
Net gain (loss)                                                                                   128,113
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      174,607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            46,494    $            26,878
Net realized gain (loss)                                                   (21,688)                73,654
Realized gain distributions                                                124,172                304,635
Net change in unrealized appreciation (depreciation)                        25,629               (506,713)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          174,607               (101,546)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   374,566                290,013
Cost of units redeemed                                                    (802,507)              (672,878)
Account charges                                                               (866)                (2,353)
                                                               --------------------   --------------------
Increase (decrease)                                                       (428,807)              (385,218)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (254,200)              (486,764)
Net assets, beginning                                                    2,952,514              3,439,278
                                                               --------------------   --------------------
Net assets, ending                                             $         2,698,314    $         2,952,514
                                                               ====================   ====================

Units sold                                                                 258,312                197,330
Units redeemed                                                            (543,237)              (454,440)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (284,925)              (257,110)
Units outstanding, beginning                                             2,041,386              2,298,496
                                                               --------------------   --------------------
Units outstanding, ending                                                1,756,461              2,041,386
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        12,121,590
Cost of units redeemed/account charges                                                        (10,539,401)
Net investment income (loss)                                                                      546,133
Net realized gain (loss)                                                                          174,526
Realized gain distributions                                                                       569,494
Net change in unrealized appreciation (depreciation)                                             (174,028)
                                                                                      --------------------
Net assets                                                                            $         2,698,314
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52              1,393    $         2,118               1.25%               5.9%
12/31/2015                   1.43              1,702              2,443               1.25%              -3.4%
12/31/2014                   1.49              1,928              2,864               1.25%               3.1%
12/31/2013                   1.44              3,266              4,705               1.25%               4.9%
12/31/2012                   1.37              3,317              4,557               1.25%               8.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                260    $           408               1.00%               6.2%
12/31/2015                   1.48                236                349               1.00%              -3.2%
12/31/2014                   1.53                247                377               1.00%               3.4%
12/31/2013                   1.48                  0                  1               1.00%               5.1%
12/31/2012                   1.40                  0                  0               1.00%               9.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.75%               6.5%
12/31/2015                   1.52                  0                  0               0.75%              -2.9%
12/31/2014                   1.57                  0                  0               0.75%               3.6%
12/31/2013                   1.51                  0                  0               0.75%               5.4%
12/31/2012                   1.43                  0                  0               0.75%               9.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                103    $           172               0.50%               6.7%
12/31/2015                   1.57                103                161               0.50%              -2.7%
12/31/2014                   1.61                123                198               0.50%               3.9%
12/31/2013                   1.55                176                273               0.50%               5.6%
12/31/2012                   1.47                190                278               0.50%               9.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.25%               7.0%
12/31/2015                   1.61                  0                  0               0.25%              -2.4%
12/31/2014                   1.65                  0                  0               0.25%               4.2%
12/31/2013                   1.59                  0                  0               0.25%               5.9%
12/31/2012                   1.50                  0                  0               0.25%              10.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.00%               7.3%
12/31/2015                   1.66                  0                  0               0.00%              -2.2%
12/31/2014                   1.70                  0                  0               0.00%               4.4%
12/31/2013                   1.62                  0                  1               0.00%               6.2%
12/31/2012                   1.53                 72                109               0.00%              10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.9%
                 2015                                   2.0%
                 2014                                   1.9%
                 2013                                   1.2%
                 2012                                   2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,486,674    $    1,493,352            81,082
                                                                         ===============   ===============
Receivables: investments sold                                  60,379
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,547,053
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,547,053         1,281,554    $         1.21
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.26
Band 50                                                            --                --              1.28
Band 25                                                            --                --              1.31
Band 0                                                             --                --              1.33
                                                       ---------------   ---------------
 Total                                                 $    1,547,053         1,281,554
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       19,878
Mortality & expense charges                                                                       (13,577)
                                                                                           ---------------
Net investment income (loss)                                                                        6,301
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,912)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,871
                                                                                           ---------------
Net gain (loss)                                                                                       959
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,260
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,301    $             1,024
Net realized gain (loss)                                                    (1,912)                (2,317)
Realized gain distributions                                                     --                    312
Net change in unrealized appreciation (depreciation)                         2,871                 (4,531)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,260                 (5,512)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,293,904                258,223
Cost of units redeemed                                                    (283,766)              (135,665)
Account charges                                                             (1,295)                   (88)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,008,843                122,470
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,016,103                116,958
Net assets, beginning                                                      530,950                413,992
                                                               --------------------   --------------------
Net assets, ending                                             $         1,547,053    $           530,950
                                                               ====================   ====================

Units sold                                                               1,072,686                217,718
Units redeemed                                                            (236,329)              (116,400)
                                                               --------------------   --------------------
Net increase (decrease)                                                    836,357                101,318
Units outstanding, beginning                                               445,197                343,879
                                                               --------------------   --------------------
Units outstanding, ending                                                1,281,554                445,197
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,450,285
Cost of units redeemed/account charges                                                           (901,394)
Net investment income (loss)                                                                        7,657
Net realized gain (loss)                                                                           (5,729)
Realized gain distributions                                                                         2,912
Net change in unrealized appreciation (depreciation)                                               (6,678)
                                                                                      --------------------
Net assets                                                                            $         1,547,053
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21              1,282    $         1,547               1.25%               1.2%
12/31/2015                   1.19                445                531               1.25%              -0.9%
12/31/2014                   1.20                344                414               1.25%              -0.3%
12/31/2013                   1.21                  1                  1               1.25%              -0.6%
12/31/2012                   1.22                  1                  1               1.25%               3.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%               1.5%
12/31/2015                   1.21                  0                  0               1.00%              -0.7%
12/31/2014                   1.22                  0                  0               1.00%              -0.1%
12/31/2013                   1.22                  0                  0               1.00%              -0.4%
12/31/2012                   1.23                  0                  0               1.00%               3.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.75%               1.7%
12/31/2015                   1.24                  0                  0               0.75%              -0.4%
12/31/2014                   1.24                  0                  0               0.75%               0.2%
12/31/2013                   1.24                  0                  0               0.75%              -0.1%
12/31/2012                   1.24                  0                  0               0.75%               4.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.50%               2.0%
12/31/2015                   1.26                  0                  0               0.50%              -0.2%
12/31/2014                   1.26                  0                  0               0.50%               0.4%
12/31/2013                   1.25                  0                  0               0.50%               0.1%
12/31/2012                   1.25                  0                  0               0.50%               4.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               2.2%
12/31/2015                   1.28                  0                  0               0.25%               0.1%
12/31/2014                   1.28                  0                  0               0.25%               0.7%
12/31/2013                   1.27                  0                  0               0.25%               0.4%
12/31/2012                   1.27                  0                  0               0.25%               4.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.00%               2.5%
12/31/2015                   1.30                  0                  0               0.00%               0.3%
12/31/2014                   1.30                  0                  0               0.00%               0.9%
12/31/2013                   1.29                  0                  0               0.00%               0.6%
12/31/2012                   1.28                  0                  0               0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   1.7%
                 2014                                   3.1%
                 2013                                   1.2%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                RUSSELL STRATEGIC BOND FUND S CLASS - 782494454

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,005,076    $    1,057,878           102,881
                                                                         ===============   ===============
Receivables: investments sold                                  78,268
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,083,344
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,083,344           734,839    $         1.47
Band 100                                                           --                --              1.50
Band 75                                                            --                --              1.53
Band 50                                                            --                --              1.57
Band 25                                                            --                --              1.60
Band 0                                                             --                --              1.63
                                                       ---------------   ---------------
 Total                                                 $    1,083,344           734,839
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       11,908
Mortality & expense charges                                                                        (7,411)
                                                                                           ---------------
Net investment income (loss)                                                                        4,497
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              144
Realized gain distributions                                                                        27,339
Net change in unrealized appreciation (depreciation)                                              (52,802)
                                                                                           ---------------
Net gain (loss)                                                                                   (25,319)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (20,822)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,497    $                --
Net realized gain (loss)                                                       144                     --
Realized gain distributions                                                 27,339                     --
Net change in unrealized appreciation (depreciation)                       (52,802)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (20,822)                    --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,131,822                     --
Cost of units redeemed                                                     (25,817)                    --
Account charges                                                             (1,839)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      1,104,166                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,083,344                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,083,344    $                --
                                                               ====================   ====================

Units sold                                                                 753,260                     --
Units redeemed                                                             (18,421)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    734,839                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  734,839                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,131,822
Cost of units redeemed/account charges                                                            (27,656)
Net investment income (loss)                                                                        4,497
Net realized gain (loss)                                                                              144
Realized gain distributions                                                                        27,339
Net change in unrealized appreciation (depreciation)                                              (52,802)
                                                                                      --------------------
Net assets                                                                            $         1,083,344
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                735    $         1,083               1.25%               2.0%
12/31/2015                   1.45                  0                  0               1.25%              -1.3%
12/31/2014                   1.46                  0                  0               1.25%               4.5%
12/31/2013                   1.40                  0                  0               1.25%              -2.9%
12/31/2012                   1.44                  0                  0               1.25%               7.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               1.00%               2.2%
12/31/2015                   1.47                  0                  0               1.00%              -1.0%
12/31/2014                   1.49                  0                  0               1.00%               4.8%
12/31/2013                   1.42                  0                  0               1.00%              -2.6%
12/31/2012                   1.46                  0                  0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%               2.5%
12/31/2015                   1.50                  0                  0               0.75%              -0.8%
12/31/2014                   1.51                  0                  0               0.75%               5.0%
12/31/2013                   1.44                  0                  0               0.75%              -2.4%
12/31/2012                   1.47                  0                  0               0.75%               7.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.50%               2.7%
12/31/2015                   1.52                  0                  0               0.50%              -0.5%
12/31/2014                   1.53                  0                  0               0.50%               5.3%
12/31/2013                   1.45                  0                  0               0.50%              -2.1%
12/31/2012                   1.49                  0                  0               0.50%               7.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.25%               3.0%
12/31/2015                   1.55                  0                  0               0.25%              -0.3%
12/31/2014                   1.56                  0                  0               0.25%               5.6%
12/31/2013                   1.47                  0                  0               0.25%              -1.9%
12/31/2012                   1.50                  0                  0               0.25%               8.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.00%               3.2%
12/31/2015                   1.58                  0                  0               0.00%               0.0%
12/31/2014                   1.58                  0                  0               0.00%               5.8%
12/31/2013                   1.49                  0                  0               0.00%              -1.6%
12/31/2012                   1.52                  0                  0               0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               RUSSELL U.S. CORE EQUITY FUND S CLASS - 782494587

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      177,110    $      154,083             5,802
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (27)
                                                       ---------------
Net assets                                             $      177,083
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      177,083            70,879    $         2.50
Band 100                                                           --                --              2.55
Band 75                                                            --                --              2.60
Band 50                                                            --                --              2.65
Band 25                                                            --                --              2.71
Band 0                                                             --                --              2.76
                                                       ---------------   ---------------
 Total                                                 $      177,083            70,879
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        2,293
Mortality & expense charges                                                                        (2,191)
                                                                                           ---------------
Net investment income (loss)                                                                          102
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,678
Realized gain distributions                                                                        15,446
Net change in unrealized appreciation (depreciation)                                               (3,172)
                                                                                           ---------------
Net gain (loss)                                                                                    16,952
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       17,054
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               102    $               752
Net realized gain (loss)                                                     4,678                  1,619
Realized gain distributions                                                 15,446                 34,238
Net change in unrealized appreciation (depreciation)                        (3,172)               (38,260)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           17,054                 (1,651)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       541                  1,214
Cost of units redeemed                                                     (18,626)                (1,801)
Account charges                                                               (167)                  (101)
                                                               --------------------   --------------------
Increase (decrease)                                                        (18,252)                  (688)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (1,198)                (2,339)
Net assets, beginning                                                      178,281                180,620
                                                               --------------------   --------------------
Net assets, ending                                             $           177,083    $           178,281
                                                               ====================   ====================

Units sold                                                                     242                    525
Units redeemed                                                              (7,816)                  (816)
                                                               --------------------   --------------------
Net increase (decrease)                                                     (7,574)                  (291)
Units outstanding, beginning                                                78,453                 78,744
                                                               --------------------   --------------------
Units outstanding, ending                                                   70,879                 78,453
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           184,466
Cost of units redeemed/account charges                                                           (145,290)
Net investment income (loss)                                                                       (1,577)
Net realized gain (loss)                                                                           41,884
Realized gain distributions                                                                        74,573
Net change in unrealized appreciation (depreciation)                                               23,027
                                                                                      --------------------
Net assets                                                                            $           177,083
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.50                 71    $           177               1.25%               9.9%
12/31/2015                   2.27                 78                178               1.25%              -0.9%
12/31/2014                   2.29                 79                181               1.25%              10.2%
12/31/2013                   2.08                 80                167               1.25%              30.2%
12/31/2012                   1.60                101                161               1.25%              14.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.55                  0    $             0               1.00%              10.2%
12/31/2015                   2.31                  0                  0               1.00%              -0.7%
12/31/2014                   2.33                  0                  0               1.00%              10.5%
12/31/2013                   2.11                  0                  0               1.00%              30.6%
12/31/2012                   1.61                  0                  0               1.00%              14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.75%              10.5%
12/31/2015                   2.35                  0                  0               0.75%              -0.4%
12/31/2014                   2.36                  0                  0               0.75%              10.8%
12/31/2013                   2.13                  0                  0               0.75%              30.9%
12/31/2012                   1.63                  0                  0               0.75%              15.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.65                  0    $             0               0.50%              10.8%
12/31/2015                   2.40                  0                  0               0.50%              -0.2%
12/31/2014                   2.40                  0                  0               0.50%              11.1%
12/31/2013                   2.16                  0                  0               0.50%              31.2%
12/31/2012                   1.65                  0                  0               0.50%              15.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.71                  0    $             0               0.25%              11.0%
12/31/2015                   2.44                  0                  0               0.25%               0.1%
12/31/2014                   2.44                  0                  0               0.25%              11.3%
12/31/2013                   2.19                  0                  0               0.25%              31.5%
12/31/2012                   1.66                  0                  0               0.25%              15.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.76                  0    $             0               0.00%              11.3%
12/31/2015                   2.48                  0                  0               0.00%               0.3%
12/31/2014                   2.47                  0                  0               0.00%              11.6%
12/31/2013                   2.22                  0                  0               0.00%              31.9%
12/31/2012                   1.68                  0                  0               0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.7%
                 2014                                   1.2%
                 2013                                   0.8%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          966    $          785                20
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          966
                                                       ===============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS       OUTSTANDING        UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          966               397    $         2.43
Band 100                                                           --                --              2.48
Band 75                                                            --                --              2.53
Band 50                                                            --                --              2.59
Band 25                                                            --                --              2.64
Band 0                                                             --                --              2.69
                                                       ---------------   ---------------
 Total                                                 $          966               397
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           11
Mortality & expense charges                                                                           (11)
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            66
Net change in unrealized appreciation (depreciation)                                                    9
                                                                                           ---------------
Net gain (loss)                                                                                        75
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           75
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                      1
Realized gain distributions                                                     66                     --
Net change in unrealized appreciation (depreciation)                             9                      4
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               75                      5
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                    144
Cost of units redeemed                                                          --                     --
Account charges                                                                 (1)                    (1)
                                                               --------------------   --------------------
Increase (decrease)                                                             (1)                   143
                                                               --------------------   --------------------
Net increase (decrease)                                                         74                    148
Net assets, beginning                                                          892                    744
                                                               --------------------   --------------------
Net assets, ending                                             $               966    $               892
                                                               ====================   ====================

Units sold                                                                      --                     63
Units redeemed                                                                  (2)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                         (2)                    63
Units outstanding, beginning                                                   399                    336
                                                               --------------------   --------------------
Units outstanding, ending                                                      397                    399
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               708
Cost of units redeemed/account charges                                                                 (5)
Net investment income (loss)                                                                            8
Net realized gain (loss)                                                                                8
Realized gain distributions                                                                            66
Net change in unrealized appreciation (depreciation)                                                  181
                                                                                      --------------------
Net assets                                                                            $               966
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.43                  0    $             1               1.25%               8.9%
12/31/2015                   2.23                  0                  1               1.25%               1.0%
12/31/2014                   2.21                  0                  1               1.25%              11.4%
12/31/2013                   1.99                  0                  1               1.25%              28.9%
12/31/2012                   1.54                  0                  0               1.25%              10.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.48                  0    $             0               1.00%               9.2%
12/31/2015                   2.27                  0                  0               1.00%               1.3%
12/31/2014                   2.25                  0                  0               1.00%              11.7%
12/31/2013                   2.01                  0                  0               1.00%              29.2%
12/31/2012                   1.56                  0                  0               1.00%              10.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.53                  0    $             0               0.75%               9.5%
12/31/2015                   2.31                  0                  0               0.75%               1.5%
12/31/2014                   2.28                  0                  0               0.75%              12.0%
12/31/2013                   2.04                  0                  0               0.75%              29.5%
12/31/2012                   1.57                  0                  0               0.75%              10.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.59                  0    $             0               0.50%               9.8%
12/31/2015                   2.36                  0                  0               0.50%               1.8%
12/31/2014                   2.31                  0                  0               0.50%              12.3%
12/31/2013                   2.06                  0                  0               0.50%              29.8%
12/31/2012                   1.59                  0                  0               0.50%              11.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.64                  0    $             0               0.25%              10.0%
12/31/2015                   2.40                  0                  0               0.25%               2.0%
12/31/2014                   2.35                  0                  0               0.25%              12.6%
12/31/2013                   2.09                  0                  0               0.25%              30.2%
12/31/2012                   1.60                  0                  0               0.25%              11.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.69                  0    $             0               0.00%              10.3%
12/31/2015                   2.44                  0                  0               0.00%               2.3%
12/31/2014                   2.39                  0                  0               0.00%              12.8%
12/31/2013                   2.11                  0                  0               0.00%              30.5%
12/31/2012                   1.62                  0                  0               0.00%              11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   1.3%
                 2013                                   1.0%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         2.93
Band 100                                                           --                --              2.99
Band 75                                                            --                --              3.05
Band 50                                                            --                --              3.12
Band 25                                                            --                --              3.18
Band 0                                                             --                --              3.24
                                                       ---------------   ---------------
 Total                                                  $          --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.93                  0    $             0               1.25%              12.7%
12/31/2015                   2.60                  0                  0               1.25%              -1.5%
12/31/2014                   2.64                  0                  0               1.25%               9.4%
12/31/2013                   2.41                  0                  0               1.25%              31.2%
12/31/2012                   1.84                  0                  0               1.25%              18.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.99                  0    $             0               1.00%              13.0%
12/31/2015                   2.65                  0                  0               1.00%              -1.2%
12/31/2014                   2.68                  0                  0               1.00%               9.7%
12/31/2013                   2.44                  0                  0               1.00%              31.6%
12/31/2012                   1.86                  0                  0               1.00%              18.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.05                  0    $             0               0.75%              13.3%
12/31/2015                   2.69                  0                  0               0.75%              -1.0%
12/31/2014                   2.72                  0                  0               0.75%              10.0%
12/31/2013                   2.48                  0                  0               0.75%              31.9%
12/31/2012                   1.88                  0                  0               0.75%              18.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.12                  0    $             0               0.50%              13.6%
12/31/2015                   2.74                  0                  0               0.50%              -0.7%
12/31/2014                   2.76                  0                  0               0.50%              10.3%
12/31/2013                   2.51                  0                  0               0.50%              32.2%
12/31/2012                   1.90                  0                  0               0.50%              18.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.18                  0    $             0               0.25%              13.9%
12/31/2015                   2.79                  0                  0               0.25%              -0.5%
12/31/2014                   2.81                  0                  0               0.25%              10.5%
12/31/2013                   2.54                  0                  0               0.25%              32.6%
12/31/2012                   1.91                  0                  0               0.25%              19.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.24                  0    $             0               0.00%              14.1%
12/31/2015                   2.84                  0                  0               0.00%              -0.3%
12/31/2014                   2.85                  0                  0               0.00%              10.8%
12/31/2013                   2.57                  0                  0               0.00%              32.9%
12/31/2012                   1.93                  0                  0               0.00%              19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      136,281    $      122,442             4,357
                                                                         ===============   ===============
Receivables: investments sold                                     145
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      136,426
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      136,426            47,273    $         2.89
Band 100                                                           --                --              2.94
Band 75                                                            --                --              3.00
Band 50                                                            --                --              3.07
Band 25                                                            --                --              3.13
Band 0                                                             --                --              3.19
                                                       ---------------   ---------------
 Total                                                 $      136,426            47,273
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          662
Mortality & expense charges                                                                        (1,233)
                                                                                           ---------------
Net investment income (loss)                                                                         (571)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (1,702)
Realized gain distributions                                                                           277
Net change in unrealized appreciation (depreciation)                                               23,560
                                                                                           ---------------
Net gain (loss)                                                                                    22,135
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       21,564
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (571)   $              (246)
Net realized gain (loss)                                                    (1,702)                  (503)
Realized gain distributions                                                    277                  5,035
Net change in unrealized appreciation (depreciation)                        23,560                 (9,582)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           21,564                 (5,296)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    61,249                 46,563
Cost of units redeemed                                                     (23,121)               (11,714)
Account charges                                                               (101)                   (66)
                                                               --------------------   --------------------
Increase (decrease)                                                         38,027                 34,783
                                                               --------------------   --------------------
Net increase (decrease)                                                     59,591                 29,487
Net assets, beginning                                                       76,835                 47,348
                                                               --------------------   --------------------
Net assets, ending                                             $           136,426    $            76,835
                                                               ====================   ====================

Units sold                                                                  25,138                 19,403
Units redeemed                                                              (9,882)                (5,632)
                                                               --------------------   --------------------
Net increase (decrease)                                                     15,256                 13,771
Units outstanding, beginning                                                32,017                 18,246
                                                               --------------------   --------------------
Units outstanding, ending                                                   47,273                 32,017
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           198,140
Cost of units redeemed/account charges                                                            (80,149)
Net investment income (loss)                                                                         (918)
Net realized gain (loss)                                                                           (3,312)
Realized gain distributions                                                                         8,826
Net change in unrealized appreciation (depreciation)                                               13,839
                                                                                      --------------------
Net assets                                                                            $           136,426
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.89                 47    $           136               1.25%              20.3%
12/31/2015                   2.40                 32                 77               1.25%              -7.5%
12/31/2014                   2.59                 18                 47               1.25%               2.7%
12/31/2013                   2.53                  1                  3               1.25%              42.2%
12/31/2012                   1.78                  0                  0               1.25%              12.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.94                  0    $             0               1.00%              20.6%
12/31/2015                   2.44                  0                  0               1.00%              -7.3%
12/31/2014                   2.63                  0                  0               1.00%               3.0%
12/31/2013                   2.56                  0                  0               1.00%              42.5%
12/31/2012                   1.79                  0                  0               1.00%              12.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.00                  0    $             0               0.75%              20.9%
12/31/2015                   2.49                  0                  0               0.75%              -7.1%
12/31/2014                   2.67                  0                  0               0.75%               3.2%
12/31/2013                   2.59                  0                  0               0.75%              42.9%
12/31/2012                   1.81                  0                  0               0.75%              13.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.07                  0    $             0               0.50%              21.2%
12/31/2015                   2.53                  0                  0               0.50%              -6.8%
12/31/2014                   2.72                  0                  0               0.50%               3.5%
12/31/2013                   2.62                  0                  0               0.50%              43.2%
12/31/2012                   1.83                  0                  0               0.50%              13.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.13                  0    $             0               0.25%              21.5%
12/31/2015                   2.57                  0                  0               0.25%              -6.6%
12/31/2014                   2.76                  0                  0               0.25%               3.8%
12/31/2013                   2.66                  0                  0               0.25%              43.6%
12/31/2012                   1.85                  0                  0               0.25%              13.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.19                  0    $             0               0.00%              21.8%
12/31/2015                   2.62                  0                  0               0.00%              -6.4%
12/31/2014                   2.80                  0                  0               0.00%               4.0%
12/31/2013                   2.69                  0                  0               0.00%              43.9%
12/31/2012                   1.87                  0                  0               0.00%              14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.9%
                 2014                                   0.6%
                 2013                                   0.6%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  RUSSELL GLOBAL REAL ESTATE SECURITIES FUND R6 CLASS - 78250F786 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $  254,367,033    $  165,964,420        13,490,137
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                              (347,752)
                                                       ---------------
Net assets                                             $  254,019,281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $  231,316,777        40,651,147    $         5.69
Band 100                                                        1,023               174              5.88
Band 75                                                            --                --              6.08
Band 50                                                            --                --              6.28
Band 25                                                            --                --              6.50
Band 0                                                     22,701,481         3,380,645              6.72
                                                       ---------------   ---------------
 Total                                                 $  254,019,281        44,031,966
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    3,762,041
Mortality & expense charges                                                                    (2,718,020)
                                                                                           ---------------
Net investment income (loss)                                                                    1,044,021
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        8,823,837
Realized gain distributions                                                                     1,033,731
Net change in unrealized appreciation (depreciation)                                           13,469,509
                                                                                           ---------------
Net gain (loss)                                                                                23,327,077
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $   24,371,098
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $         1,044,021    $         1,158,562
Net realized gain (loss)                                                 8,823,837             11,358,744
Realized gain distributions                                              1,033,731                     --
Net change in unrealized appreciation (depreciation)                    13,469,509            (13,054,422)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                       24,371,098               (537,116)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                48,654,109             50,953,816
Cost of units redeemed                                                 (52,264,041)           (56,736,506)
Account charges                                                           (108,122)               (93,449)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,718,054)            (5,876,139)
                                                               --------------------   --------------------
Net increase (decrease)                                                 20,653,044             (6,413,255)
Net assets, beginning                                                  233,366,237            239,779,492
                                                               --------------------   --------------------
Net assets, ending                                             $       254,019,281    $       233,366,237
                                                               ====================   ====================

Units sold                                                              10,048,543             10,266,244
Units redeemed                                                         (10,730,061)           (11,442,788)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (681,518)            (1,176,544)
Units outstanding, beginning                                            44,713,484             45,890,028
                                                               --------------------   --------------------
Units outstanding, ending                                               44,031,966             44,713,484
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       922,658,347
Cost of units redeemed/account charges                                                       (825,485,497)
Net investment income (loss)                                                                   17,864,970
Net realized gain (loss)                                                                       49,545,117
Realized gain distributions                                                                     1,033,731
Net change in unrealized appreciation (depreciation)                                           88,402,613
                                                                                      --------------------
Net assets                                                                            $       254,019,281
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.69             40,651    $       231,317               1.25%              10.4%
12/31/2015                   5.16             41,393            213,414               1.25%              -0.2%
12/31/2014                   5.16             42,334            218,639               1.25%              12.0%
12/31/2013                   4.61             44,052            203,139               1.25%              30.3%
12/31/2012                   3.54             46,605            164,899               1.25%              14.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.88                  0    $             1               1.00%              10.6%
12/31/2015                   5.32                  0                  0               1.00%               0.1%
12/31/2014                   5.31                  0                  0               1.00%              12.3%
12/31/2013                   4.73                  0                  0               1.00%              30.7%
12/31/2012                   3.62                  0                  0               1.00%              14.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.08                  0    $             0               0.75%              10.9%
12/31/2015                   5.48                  0                  0               0.75%               0.3%
12/31/2014                   5.46                  0                  0               0.75%              12.6%
12/31/2013                   4.85                  0                  0               0.75%              31.0%
12/31/2012                   3.71                  0                  0               0.75%              15.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.28                  0    $             0               0.50%              11.2%
12/31/2015                   5.65                  0                  0               0.50%               0.6%
12/31/2014                   5.62                  0                  0               0.50%              12.8%
12/31/2013                   4.98                  0                  0               0.50%              31.3%
12/31/2012                   3.79                  0                  0               0.50%              15.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.50                  0    $             0               0.25%              11.5%
12/31/2015                   5.83                  0                  0               0.25%               0.8%
12/31/2014                   5.78                  0                  0               0.25%              13.1%
12/31/2013                   5.11                  0                  0               0.25%              31.6%
12/31/2012                   3.88                  0                  0               0.25%              15.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.72              3,381    $        22,701               0.00%              11.8%
12/31/2015                   6.01              3,320             19,952               0.00%               1.1%
12/31/2014                   5.94              3,556             21,141               0.00%              13.4%
12/31/2013                   5.24              3,208             16,818               0.00%              32.0%
12/31/2012                   3.97              3,309             13,144               0.00%              15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.7%
                 2014                                   1.8%
                 2013                                   1.8%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   38,242,717    $   30,899,170         2,033,047
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,089)
                                                       ---------------
Net assets                                             $   38,241,628
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   27,352,271        14,267,457    $         1.92
Band 100                                                    6,189,060         3,136,355              1.97
Band 75                                                            --                --              2.03
Band 50                                                     1,841,979           880,964              2.09
Band 25                                                            --                --              2.15
Band 0                                                      2,858,318         1,290,284              2.22
                                                       ---------------   ---------------
 Total                                                 $   38,241,628        19,575,060
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      392,664
Mortality & expense charges                                                                      (404,965)
                                                                                           ---------------
Net investment income (loss)                                                                      (12,301)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        2,067,042
Realized gain distributions                                                                       155,825
Net change in unrealized appreciation (depreciation)                                            1,378,181
                                                                                           ---------------
Net gain (loss)                                                                                 3,601,048
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,588,747
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (12,301)   $            17,533
Net realized gain (loss)                                                 2,067,042              5,179,644
Realized gain distributions                                                155,825                     --
Net change in unrealized appreciation (depreciation)                     1,378,181             (5,360,607)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,588,747               (163,430)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                12,436,867             13,137,348
Cost of units redeemed                                                 (14,824,234)           (16,275,276)
Account charges                                                            (16,155)               (15,902)
                                                               --------------------   --------------------
Increase (decrease)                                                     (2,403,522)            (3,153,830)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,185,225             (3,317,260)
Net assets, beginning                                                   37,056,403             40,373,663
                                                               --------------------   --------------------
Net assets, ending                                             $        38,241,628    $        37,056,403
                                                               ====================   ====================

Units sold                                                               7,031,157              9,392,558
Units redeemed                                                          (8,398,539)           (11,048,862)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,367,382)            (1,656,304)
Units outstanding, beginning                                            20,942,442             22,598,746
                                                               --------------------   --------------------
Units outstanding, ending                                               19,575,060             20,942,442
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        92,020,728
Cost of units redeemed/account charges                                                        (71,732,854)
Net investment income (loss)                                                                      648,287
Net realized gain (loss)                                                                        9,806,094
Realized gain distributions                                                                       155,826
Net change in unrealized appreciation (depreciation)                                            7,343,547
                                                                                      --------------------
Net assets                                                                            $        38,241,628
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92             14,267    $        27,352               1.25%               9.9%
12/31/2015                   1.74             16,176             28,222               1.25%              -0.7%
12/31/2014                   1.76             17,136             30,099               1.25%              11.5%
12/31/2013                   1.58             16,680             26,276               1.25%              29.8%
12/31/2012                   1.21             14,332             17,397               1.25%              13.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97              3,136    $         6,189               1.00%              10.2%
12/31/2015                   1.79              2,800              5,016               1.00%              -0.4%
12/31/2014                   1.80              2,480              4,462               1.00%              11.8%
12/31/2013                   1.61                 67                108               1.00%              30.1%
12/31/2012                   1.24                 62                 76               1.00%              14.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.03                  0    $             0               0.75%              10.4%
12/31/2015                   1.84                  0                  0               0.75%              -0.2%
12/31/2014                   1.84                  0                  0               0.75%              12.1%
12/31/2013                   1.64                  0                  0               0.75%              30.4%
12/31/2012                   1.26                  0                  0               0.75%              14.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09                881    $         1,842               0.50%              10.7%
12/31/2015                   1.89                945              1,785               0.50%               0.1%
12/31/2014                   1.89                997              1,881               0.50%              12.3%
12/31/2013                   1.68              1,227              2,061               0.50%              30.7%
12/31/2012                   1.28              1,175              1,509               0.50%              14.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.25%              11.0%
12/31/2015                   1.94                  0                  0               0.25%               0.3%
12/31/2014                   1.93                  0                  0               0.25%              12.6%
12/31/2013                   1.72                  0                  0               0.25%              31.1%
12/31/2012                   1.31                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.22              1,290    $         2,858               0.00%              11.3%
12/31/2015                   1.99              1,021              2,034               0.00%               0.6%
12/31/2014                   1.98              1,986              3,931               0.00%              12.9%
12/31/2013                   1.75              1,935              3,392               0.00%              31.4%
12/31/2012                   1.33              1,803              2,406               0.00%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.2%
                 2014                                   1.5%
                 2013                                   1.4%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   STEWARD GLOBAL EQUITY INCOME FUND INDIVIDUAL CLASS - 860324862 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.19
Band 100                                                           --                --              1.20
Band 75                                                            --                --              1.21
Band 50                                                            --                --              1.22
Band 25                                                            --                --              1.22
Band 0                                                             --                --              1.23
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               1.25%              12.3%
12/31/2015                   1.06                  0                  0               1.25%              -2.9%
12/31/2014                   1.09                  0                  0               1.25%               7.2%
12/31/2013                   1.02                  0                  0               1.25%               1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20                  0    $             0               1.00%              12.5%
12/31/2015                   1.06                  0                  0               1.00%              -2.6%
12/31/2014                   1.09                  0                  0               1.00%               7.5%
12/31/2013                   1.02                  0                  0               1.00%               1.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                  0    $             0               0.75%              12.8%
12/31/2015                   1.07                  0                  0               0.75%              -2.4%
12/31/2014                   1.09                  0                  0               0.75%               7.8%
12/31/2013                   1.02                  0                  0               0.75%               1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.50%              13.1%
12/31/2015                   1.07                  0                  0               0.50%              -2.1%
12/31/2014                   1.10                  0                  0               0.50%               8.1%
12/31/2013                   1.02                  0                  0               0.50%               1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               0.25%              13.4%
12/31/2015                   1.08                  0                  0               0.25%              -1.9%
12/31/2014                   1.10                  0                  0               0.25%               8.3%
12/31/2013                   1.02                  0                  0               0.25%               1.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.00%              13.7%
12/31/2015                   1.09                  0                  0               0.00%              -1.6%
12/31/2014                   1.10                  0                  0               0.00%               8.6%
12/31/2013                   1.02                  0                  0               0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       STEWARD LARGE CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 860324201

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       30,627    $       32,227               876
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (35)
                                                       ---------------
Net assets                                             $       30,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       30,592            25,262    $         1.21
Band 100                                                           --                --              1.22
Band 75                                                            --                --              1.23
Band 50                                                            --                --              1.24
Band 25                                                            --                --              1.25
Band 0                                                             --                --              1.26
                                                       ---------------   ---------------
 Total                                                 $       30,592            25,262
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          202
Mortality & expense charges                                                                          (325)
                                                                                           ---------------
Net investment income (loss)                                                                         (123)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (153)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,761
                                                                                           ---------------
Net gain (loss)                                                                                     2,608
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,485
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (123)   $                22
Net realized gain (loss)                                                      (153)                    (5)
Realized gain distributions                                                     --                  3,304
Net change in unrealized appreciation (depreciation)                         2,761                 (4,361)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,485                 (1,040)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     5,553                 24,305
Cost of units redeemed                                                         (49)                  (445)
Account charges                                                               (135)                   (82)
                                                               --------------------   --------------------
Increase (decrease)                                                          5,369                 23,778
                                                               --------------------   --------------------
Net increase (decrease)                                                      7,854                 22,738
Net assets, beginning                                                       22,738                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            30,592    $            22,738
                                                               ====================   ====================

Units sold                                                                   4,899                 21,013
Units redeemed                                                                (157)                  (493)
                                                               --------------------   --------------------
Net increase (decrease)                                                      4,742                 20,520
Units outstanding, beginning                                                20,520                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   25,262                 20,520
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            29,858
Cost of units redeemed/account charges                                                               (711)
Net investment income (loss)                                                                         (101)
Net realized gain (loss)                                                                             (158)
Realized gain distributions                                                                         3,304
Net change in unrealized appreciation (depreciation)                                               (1,600)
                                                                                      --------------------
Net assets                                                                            $            30,592
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                 25    $            31               1.25%               9.3%
12/31/2015                   1.11                 21                 23               1.25%              -3.5%
12/31/2014                   1.15                  0                  0               1.25%              11.3%
12/31/2013                   1.03                  0                  0               1.25%               3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.00%               9.6%
12/31/2015                   1.11                  0                  0               1.00%              -3.2%
12/31/2014                   1.15                  0                  0               1.00%              11.6%
12/31/2013                   1.03                  0                  0               1.00%               3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               0.75%               9.8%
12/31/2015                   1.12                  0                  0               0.75%              -3.0%
12/31/2014                   1.15                  0                  0               0.75%              11.9%
12/31/2013                   1.03                  0                  0               0.75%               3.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.50%              10.1%
12/31/2015                   1.13                  0                  0               0.50%              -2.7%
12/31/2014                   1.16                  0                  0               0.50%              12.1%
12/31/2013                   1.03                  0                  0               0.50%               3.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.25%              10.4%
12/31/2015                   1.13                  0                  0               0.25%              -2.5%
12/31/2014                   1.16                  0                  0               0.25%              12.4%
12/31/2013                   1.03                  0                  0               0.25%               3.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.00%              10.7%
12/31/2015                   1.14                  0                  0               0.00%              -2.2%
12/31/2014                   1.16                  0                  0               0.00%              12.7%
12/31/2013                   1.03                  0                  0               0.00%               3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   2.0%
                 2014                                   0.0%
                 2013                                   0.0%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     STEWARD SMALL-MID CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 14066Y107

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       34,533    $       34,384             2,175
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (1,881)
                                                       ---------------
Net assets                                             $       32,652
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       32,652            26,411    $         1.24
Band 100                                                           --                --              1.25
Band 75                                                            --                --              1.26
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.29
                                                       ---------------   ---------------
 Total                                                 $       32,652            26,411
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          145
Mortality & expense charges                                                                          (269)
                                                                                           ---------------
Net investment income (loss)                                                                         (124)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (73)
Realized gain distributions                                                                           991
Net change in unrealized appreciation (depreciation)                                                3,610
                                                                                           ---------------
Net gain (loss)                                                                                     4,528
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,404
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (124)   $               (71)
Net realized gain (loss)                                                       (73)                    (8)
Realized gain distributions                                                    991                  1,947
Net change in unrealized appreciation (depreciation)                         3,610                 (3,450)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,404                 (1,582)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    19,595                 19,766
Cost of units redeemed                                                      (9,437)                   (12)
Account charges                                                               (112)                   (62)
                                                               --------------------   --------------------
Increase (decrease)                                                         10,046                 19,692
                                                               --------------------   --------------------
Net increase (decrease)                                                     14,450                 18,110
Net assets, beginning                                                       18,202                     92
                                                               --------------------   --------------------
Net assets, ending                                             $            32,652    $            18,202
                                                               ====================   ====================

Units sold                                                                  16,287                 17,879
Units redeemed                                                              (7,768)                   (73)
                                                               --------------------   --------------------
Net increase (decrease)                                                      8,519                 17,806
Units outstanding, beginning                                                17,892                     86
                                                               --------------------   --------------------
Units outstanding, ending                                                   26,411                 17,892
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $            39,453
Cost of units redeemed/account charges                                                             (9,623)
Net investment income (loss)                                                                         (195)
Net realized gain (loss)                                                                              (81)
Realized gain distributions                                                                         2,949
Net change in unrealized appreciation (depreciation)                                                  149
                                                                                      --------------------
Net assets                                                                            $            32,652
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                 26    $            33               1.25%              21.5%
12/31/2015                   1.02                 18                 18               1.25%              -5.1%
12/31/2014                   1.07                  0                  0               1.25%               4.0%
12/31/2013                   1.03                  0                  0               1.25%               3.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.00%              21.8%
12/31/2015                   1.02                  0                  0               1.00%              -4.9%
12/31/2014                   1.08                  0                  0               1.00%               4.3%
12/31/2013                   1.03                  0                  0               1.00%               3.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.75%              22.1%
12/31/2015                   1.03                  0                  0               0.75%              -4.6%
12/31/2014                   1.08                  0                  0               0.75%               4.5%
12/31/2013                   1.03                  0                  0               0.75%               3.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%              22.4%
12/31/2015                   1.03                  0                  0               0.50%              -4.4%
12/31/2014                   1.08                  0                  0               0.50%               4.8%
12/31/2013                   1.03                  0                  0               0.50%               3.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%              22.7%
12/31/2015                   1.04                  0                  0               0.25%              -4.2%
12/31/2014                   1.08                  0                  0               0.25%               5.1%
12/31/2013                   1.03                  0                  0               0.25%               3.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.00%              23.0%
12/31/2015                   1.04                  0                  0               0.00%              -3.9%
12/31/2014                   1.09                  0                  0               0.00%               5.3%
12/31/2013                   1.03                  0                  0               0.00%               3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.8%
                 2014                                   0.0%
                 2013                                   0.0%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE BLUE CHIP GROWTH FUND R CLASS - 77954Q304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   26,731,173    $   25,417,189           387,093
                                                                         ===============   ===============
Receivables: investments sold                                  67,300
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   26,798,473
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   25,705,194        10,320,805    $         2.49
Band 100                                                      641,606           249,190              2.57
Band 75                                                            --                --              2.66
Band 50                                                            --                --              2.75
Band 25                                                            --                --              2.84
Band 0                                                        451,673           153,587              2.94
                                                       ---------------   ---------------
 Total                                                 $   26,798,473        10,723,582
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (247,212)
                                                                                           ---------------
Net investment income (loss)                                                                     (247,212)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          380,375
Realized gain distributions                                                                       168,203
Net change in unrealized appreciation (depreciation)                                              351,112
                                                                                           ---------------
Net gain (loss)                                                                                   899,690
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      652,478
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (247,212)   $           (75,698)
Net realized gain (loss)                                                   380,375                606,763
Realized gain distributions                                                168,203                267,280
Net change in unrealized appreciation (depreciation)                       351,112               (180,592)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          652,478                617,753
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                23,468,954              4,224,177
Cost of units redeemed                                                  (5,615,027)            (2,367,695)
Account charges                                                            (45,821)                (2,278)
                                                               --------------------   --------------------
Increase (decrease)                                                     17,808,106              1,854,204
                                                               --------------------   --------------------
Net increase (decrease)                                                 18,460,584              2,471,957
Net assets, beginning                                                    8,337,889              5,865,932
                                                               --------------------   --------------------
Net assets, ending                                             $        26,798,473    $         8,337,889
                                                               ====================   ====================

Units sold                                                               9,795,992              1,782,954
Units redeemed                                                          (2,338,264)            (1,034,129)
                                                               --------------------   --------------------
Net increase (decrease)                                                  7,457,728                748,825
Units outstanding, beginning                                             3,265,854              2,517,029
                                                               --------------------   --------------------
Units outstanding, ending                                               10,723,582              3,265,854
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        36,473,942
Cost of units redeemed/account charges                                                        (12,896,534)
Net investment income (loss)                                                                     (484,457)
Net realized gain (loss)                                                                        1,693,709
Realized gain distributions                                                                       697,829
Net change in unrealized appreciation (depreciation)                                            1,313,984
                                                                                      --------------------
Net assets                                                                            $        26,798,473
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.49             10,321    $        25,705               1.25%              -0.8%
12/31/2015                   2.51              2,640              6,627               1.25%               9.2%
12/31/2014                   2.30              2,062              4,741               1.25%               7.4%
12/31/2013                   2.14              1,785              3,823               1.25%              39.1%
12/31/2012                   1.54              1,626              2,503               1.25%              16.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.57                249    $           642               1.00%              -0.5%
12/31/2015                   2.59                361                935               1.00%               9.5%
12/31/2014                   2.36                281                664               1.00%               7.6%
12/31/2013                   2.20                  1                  2               1.00%              39.5%
12/31/2012                   1.58                  0                  0               1.00%              16.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.66                  0    $             0               0.75%              -0.3%
12/31/2015                   2.67                  0                  0               0.75%               9.7%
12/31/2014                   2.43                  0                  0               0.75%               7.9%
12/31/2013                   2.25                  0                  0               0.75%              39.8%
12/31/2012                   1.61                  0                  0               0.75%              16.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.75                  0    $             0               0.50%               0.0%
12/31/2015                   2.75                  0                  0               0.50%              10.0%
12/31/2014                   2.50                  0                  0               0.50%               8.2%
12/31/2013                   2.31                  0                  0               0.50%              40.2%
12/31/2012                   1.65                  0                  0               0.50%              17.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.84                  0    $             0               0.25%               0.2%
12/31/2015                   2.84                  0                  0               0.25%              10.3%
12/31/2014                   2.57                  0                  0               0.25%               8.4%
12/31/2013                   2.37                  0                  0               0.25%              40.5%
12/31/2012                   1.69                  0                  0               0.25%              17.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.94                154    $           452               0.00%               0.5%
12/31/2015                   2.93                265                777               0.00%              10.6%
12/31/2014                   2.65                174                461               0.00%               8.7%
12/31/2013                   2.44                193                470               0.00%              40.9%
12/31/2012                   1.73                185                321               0.00%              17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                  2016                                  0.0%
                  2015                                  0.0%
                  2014                                  0.0%
                  2013                                  0.0%
                  2012                                  0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE EQUITY INCOME FUND R CLASS - 779547306

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,244,854    $    9,173,443           294,053
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (26,273)
                                                       ---------------
Net assets                                             $    9,218,581
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,632,172         1,844,929    $         2.51
Band 100                                                    3,324,129         1,280,826              2.60
Band 75                                                            --                --              2.68
Band 50                                                     1,125,787           405,972              2.77
Band 25                                                            --                --              2.87
Band 0                                                        136,493            45,800              2.98
                                                       ---------------   ---------------
 Total                                                 $    9,218,581         3,577,527
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      172,458
Mortality & expense charges                                                                      (103,673)
                                                                                           ---------------
Net investment income (loss)                                                                       68,785
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (167,345)
Realized gain distributions                                                                       484,785
Net change in unrealized appreciation (depreciation)                                            1,115,842
                                                                                           ---------------
Net gain (loss)                                                                                 1,433,282
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,502,067
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            68,785    $            35,298
Net realized gain (loss)                                                  (167,345)             2,528,273
Realized gain distributions                                                484,785                570,188
Net change in unrealized appreciation (depreciation)                     1,115,842             (4,257,316)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,502,067             (1,123,557)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,737,875              3,952,820
Cost of units redeemed                                                  (5,479,936)           (12,234,659)
Account charges                                                             (1,844)                (5,591)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,743,905)            (8,287,430)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,241,838)            (9,410,987)
Net assets, beginning                                                   11,460,419             20,871,406
                                                               --------------------   --------------------
Net assets, ending                                             $         9,218,581    $        11,460,419
                                                               ====================   ====================

Units sold                                                                 788,795              1,917,065
Units redeemed                                                          (2,433,832)            (5,479,872)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,645,037)            (3,562,807)
Units outstanding, beginning                                             5,222,564              8,785,371
                                                               --------------------   --------------------
Units outstanding, ending                                                3,577,527              5,222,564
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        41,850,419
Cost of units redeemed/account charges                                                        (39,304,815)
Net investment income (loss)                                                                      448,580
Net realized gain (loss)                                                                        2,878,979
Realized gain distributions                                                                     3,274,007
Net change in unrealized appreciation (depreciation)                                               71,411
                                                                                      --------------------
Net assets                                                                            $         9,218,581
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.51              1,845    $         4,632               1.25%              17.2%
12/31/2015                   2.14              3,294              7,058               1.25%              -8.3%
12/31/2014                   2.34              6,848             16,009               1.25%               5.6%
12/31/2013                   2.21              6,608             14,632               1.25%              27.5%
12/31/2012                   1.74              5,766             10,017               1.25%              15.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60              1,281    $         3,324               1.00%              17.5%
12/31/2015                   2.21              1,223              2,702               1.00%              -8.1%
12/31/2014                   2.40                961              2,311               1.00%               5.8%
12/31/2013                   2.27                  0                  0               1.00%              27.8%
12/31/2012                   1.78                  0                  0               1.00%              15.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.68                  0    $             0               0.75%              17.7%
12/31/2015                   2.28                  0                  0               0.75%              -7.9%
12/31/2014                   2.47                  0                  0               0.75%               6.1%
12/31/2013                   2.33                  0                  0               0.75%              28.1%
12/31/2012                   1.82                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.77                406    $         1,126               0.50%              18.0%
12/31/2015                   2.35                453              1,065               0.50%              -7.6%
12/31/2014                   2.54                562              1,430               0.50%               6.4%
12/31/2013                   2.39                567              1,355               0.50%              28.4%
12/31/2012                   1.86                520                969               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.87                  0    $             0               0.25%              18.3%
12/31/2015                   2.42                  0                  0               0.25%              -7.4%
12/31/2014                   2.62                  0                  0               0.25%               6.6%
12/31/2013                   2.45                  0                  0               0.25%              28.7%
12/31/2012                   1.91                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.98                 46    $           136               0.00%              18.6%
12/31/2015                   2.51                253                635               0.00%              -7.2%
12/31/2014                   2.71                414              1,121               0.00%               6.9%
12/31/2013                   2.53                498              1,260               0.00%              29.1%
12/31/2012                   1.96                536              1,051               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.2%
                 2014                                   1.5%
                 2013                                   1.3%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   58,388,663    $   50,804,486         2,060,669
                                                                         ===============   ===============
Receivables: investments sold                                  10,704
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   58,399,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   58,399,367        11,632,288    $         5.02
Band 100                                                           --                --              5.19
Band 75                                                            --                --              5.36
Band 50                                                            --                --              5.55
Band 25                                                            --                --              5.73
Band 0                                                             --                --              6.59
                                                       ---------------   ---------------
 Total                                                 $   58,399,367        11,632,288
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,535,857
Mortality & expense charges                                                                      (891,457)
                                                                                           ---------------
Net investment income (loss)                                                                      644,400
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        6,728,536
Realized gain distributions                                                                     5,731,373
Net change in unrealized appreciation (depreciation)                                           (1,753,750)
                                                                                           ---------------
Net gain (loss)                                                                                10,706,159
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $   11,350,559
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           644,400    $           551,828
Net realized gain (loss)                                                 6,728,536             10,678,512
Realized gain distributions                                              5,731,373              2,104,694
Net change in unrealized appreciation (depreciation)                    (1,753,750)           (23,022,112)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                       11,350,559             (9,687,078)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,508,312             11,104,253
Cost of units redeemed                                                 (44,863,079)           (54,645,284)
Account charges                                                            (12,040)               (17,359)
                                                               --------------------   --------------------
Increase (decrease)                                                    (35,366,807)           (43,558,390)
                                                               --------------------   --------------------
Net increase (decrease)                                                (24,016,248)           (53,245,468)
Net assets, beginning                                                   82,415,615            135,661,083
                                                               --------------------   --------------------
Net assets, ending                                             $        58,399,367    $        82,415,615
                                                               ====================   ====================

Units sold                                                               2,804,802              2,667,556
Units redeemed                                                         (10,453,831)           (12,606,381)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (7,649,029)            (9,938,825)
Units outstanding, beginning                                            19,281,317             29,220,142
                                                               --------------------   --------------------
Units outstanding, ending                                               11,632,288             19,281,317
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       358,899,620
Cost of units redeemed/account charges                                                       (385,600,802)
Net investment income (loss)                                                                   15,886,753
Net realized gain (loss)                                                                       35,267,935
Realized gain distributions                                                                    26,361,684
Net change in unrealized appreciation (depreciation)                                            7,584,177
                                                                                      --------------------
Net assets                                                                            $        58,399,367
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.02             11,632    $        58,399               1.25%              17.7%
12/31/2015                   4.27             19,149             81,686               1.25%              -8.0%
12/31/2014                   4.64             29,097            134,927               1.25%               6.0%
12/31/2013                   4.37             29,973            131,074               1.25%              28.1%
12/31/2012                   3.41             29,358            100,213               1.25%              15.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.19                  0    $             0               1.00%              18.0%
12/31/2015                   4.40                  0                  0               1.00%              -7.8%
12/31/2014                   4.77                  0                  0               1.00%               6.3%
12/31/2013                   4.49                  0                  0               1.00%              28.4%
12/31/2012                   3.49                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.36                  0    $             0               0.75%              18.3%
12/31/2015                   4.54                  0                  0               0.75%              -7.5%
12/31/2014                   4.91                  0                  0               0.75%               6.6%
12/31/2013                   4.60                  0                  0               0.75%              28.8%
12/31/2012                   3.58                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.55                  0    $             0               0.50%              18.6%
12/31/2015                   4.68                  0                  0               0.50%              -7.3%
12/31/2014                   5.05                  0                  0               0.50%               6.8%
12/31/2013                   4.72                  0                  0               0.50%              29.1%
12/31/2012                   3.66                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          5.73                  0    $             0               0.25%              18.9%
12/31/2015                   4.82                  0                  0               0.25%              -7.1%
12/31/2014                   5.19                  0                  0               0.25%               7.1%
12/31/2013                   4.85                  0                  0               0.25%              29.4%
12/31/2012                   3.74                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          6.59                  0    $             0               0.00%              19.2%
12/31/2015                   5.53                132                730               0.00%              -6.9%
12/31/2014                   5.94                124                734               0.00%               7.4%
12/31/2013                   5.53                 98                542               0.00%              29.7%
12/31/2012                   4.26                  0                  0               0.00%              17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   1.8%
                 2014                                   1.8%
                 2013                                   1.6%
                 2012                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 T. ROWE PRICE EUROPEAN STOCK FUND - 77956H401

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      197,804    $      205,646            11,859
                                                                         ===============   ===============
Receivables: investments sold                                   1,554
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      199,358
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      199,358           111,701    $         1.78
Band 100                                                           --                --              1.84
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.97
Band 25                                                            --                --              2.04
Band 0                                                             --                --              2.17
                                                       ---------------   ---------------
 Total                                                 $      199,358           111,701
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        5,817
Mortality & expense charges                                                                        (3,004)
                                                                                           ---------------
Net investment income (loss)                                                                        2,813
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            6,051
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (38,036)
                                                                                           ---------------
Net gain (loss)                                                                                   (31,985)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (29,172)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,813    $               841
Net realized gain (loss)                                                     6,051                 12,387
Realized gain distributions                                                     --                  3,787
Net change in unrealized appreciation (depreciation)                       (38,036)               (18,644)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (29,172)                (1,629)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    38,913                 76,818
Cost of units redeemed                                                     (86,378)               (46,279)
Account charges                                                                (89)                   (78)
                                                               --------------------   --------------------
Increase (decrease)                                                        (47,554)                30,461
                                                               --------------------   --------------------
Net increase (decrease)                                                    (76,726)                28,832
Net assets, beginning                                                      276,084                247,252
                                                               --------------------   --------------------
Net assets, ending                                             $           199,358    $           276,084
                                                               ====================   ====================

Units sold                                                                  21,036                 36,855
Units redeemed                                                             (46,131)               (21,769)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (25,095)                15,086
Units outstanding, beginning                                               136,796                121,710
                                                               --------------------   --------------------
Units outstanding, ending                                                  111,701                136,796
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           714,797
Cost of units redeemed/account charges                                                           (610,406)
Net investment income (loss)                                                                       18,817
Net realized gain (loss)                                                                            7,252
Realized gain distributions                                                                        76,740
Net change in unrealized appreciation (depreciation)                                               (7,842)
                                                                                      --------------------
Net assets                                                                            $           199,358
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                112    $           199               1.25%             -11.6%
12/31/2015                   2.02                137                276               1.25%              -0.7%
12/31/2014                   2.03                122                247               1.25%              -7.1%
12/31/2013                   2.19                143                312               1.25%              33.8%
12/31/2012                   1.63                147                241               1.25%              21.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               1.00%             -11.3%
12/31/2015                   2.08                  0                  0               1.00%              -0.4%
12/31/2014                   2.09                  0                  0               1.00%              -6.8%
12/31/2013                   2.24                  0                  0               1.00%              34.1%
12/31/2012                   1.67                  0                  0               1.00%              22.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%             -11.1%
12/31/2015                   2.15                  0                  0               0.75%              -0.2%
12/31/2014                   2.15                  0                  0               0.75%              -6.6%
12/31/2013                   2.30                  0                  0               0.75%              34.4%
12/31/2012                   1.71                  0                  0               0.75%              22.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.50%             -10.9%
12/31/2015                   2.21                  0                  0               0.50%               0.1%
12/31/2014                   2.21                  0                  0               0.50%              -6.4%
12/31/2013                   2.36                  0                  0               0.50%              34.8%
12/31/2012                   1.75                  0                  0               0.50%              22.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               0.25%             -10.7%
12/31/2015                   2.28                  0                  0               0.25%               0.3%
12/31/2014                   2.27                  0                  0               0.25%              -6.1%
12/31/2013                   2.42                  0                  0               0.25%              35.1%
12/31/2012                   1.79                  0                  0               0.25%              22.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.00%             -10.5%
12/31/2015                   2.43                  0                  0               0.00%               0.6%
12/31/2014                   2.41                  0                  0               0.00%              -5.9%
12/31/2013                   2.56                  0                  0               0.00%              35.4%
12/31/2012                   1.89                  0                  0               0.00%              23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   1.5%
                 2014                                   1.4%
                 2013                                   1.3%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE GROWTH STOCK FUND ADVISOR CLASS - 741479208

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   66,511,775    $   51,580,977         1,274,781
                                                                         ===============   ===============
Receivables: investments sold                                  31,841
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   66,543,616
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   66,517,207        38,619,648    $         1.72
Band 100                                                           --                --              1.76
Band 75                                                            --                --              1.81
Band 50                                                            --                --              1.85
Band 25                                                            --                --              1.90
Band 0                                                         26,409            13,599              1.94
                                                       ---------------   ---------------
 Total                                                 $   66,543,616        38,633,247
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (829,774)
                                                                                           ---------------
Net investment income (loss)                                                                     (829,774)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        2,328,563
Realized gain distributions                                                                     1,434,216
Net change in unrealized appreciation (depreciation)                                           (3,105,419)
                                                                                           ---------------
Net gain (loss)                                                                                   657,360
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (172,414)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (829,774)   $          (894,048)
Net realized gain (loss)                                                 2,328,563              3,643,968
Realized gain distributions                                              1,434,216              4,936,480
Net change in unrealized appreciation (depreciation)                    (3,105,419)            (1,430,260)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (172,414)             6,256,140
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,458,656              8,864,511
Cost of units redeemed                                                 (12,103,330)           (13,869,508)
Account charges                                                            (11,428)               (10,229)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,656,102)            (5,015,226)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (4,828,516)             1,240,914
Net assets, beginning                                                   71,372,132             70,131,218
                                                               --------------------   --------------------
Net assets, ending                                             $        66,543,616    $        71,372,132
                                                               ====================   ====================

Units sold                                                               5,907,073              5,518,975
Units redeemed                                                          (8,620,741)            (8,557,941)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,713,668)            (3,038,966)
Units outstanding, beginning                                            41,346,915             44,385,881
                                                               --------------------   --------------------
Units outstanding, ending                                               38,633,247             41,346,915
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $       115,586,378
Cost of units redeemed/account charges                                                        (82,320,000)
Net investment income (loss)                                                                   (5,509,422)
Net realized gain (loss)                                                                       10,086,946
Realized gain distributions                                                                    13,768,916
Net change in unrealized appreciation (depreciation)                                           14,930,798
                                                                                      --------------------
Net assets                                                                            $        66,543,616
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72             38,620    $        66,517               1.25%              -0.1%
12/31/2015                   1.72             40,907             70,528               1.25%               9.2%
12/31/2014                   1.58             44,030             69,514               1.25%               7.2%
12/31/2013                   1.47             46,767             68,862               1.25%              37.1%
12/31/2012                   1.07             48,547             52,125               1.25%              17.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.76                  0    $             0               1.00%               0.1%
12/31/2015                   1.76                  0                  0               1.00%               9.5%
12/31/2014                   1.61                  0                  0               1.00%               7.5%
12/31/2013                   1.50                  0                  0               1.00%              37.5%
12/31/2012                   1.09                  0                  0               1.00%              17.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.75%               0.4%
12/31/2015                   1.80                  0                  0               0.75%               9.8%
12/31/2014                   1.64                  0                  0               0.75%               7.8%
12/31/2013                   1.52                  0                  0               0.75%              37.8%
12/31/2012                   1.10                  0                  0               0.75%              17.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.50%               0.6%
12/31/2015                   1.84                  0                  0               0.50%              10.0%
12/31/2014                   1.67                  0                  0               0.50%               8.0%
12/31/2013                   1.55                  0                  0               0.50%              38.2%
12/31/2012                   1.12                  0                  0               0.50%              18.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.25%               0.9%
12/31/2015                   1.88                  0                  0               0.25%              10.3%
12/31/2014                   1.70                  0                  0               0.25%               8.3%
12/31/2013                   1.57                  0                  0               0.25%              38.5%
12/31/2012                   1.14                  0                  0               0.25%              18.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                 14    $            26               0.00%               1.2%
12/31/2015                   1.92                440                844               0.00%              10.6%
12/31/2014                   1.74                355                617               0.00%               8.6%
12/31/2013                   1.60                305                489               0.00%              38.9%
12/31/2012                   1.15                  0                  0               0.00%              18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,165,398    $    9,311,394           220,324
                                                                         ===============   ===============
Receivables: investments sold                                  11,646
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,177,044
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,429,564         2,941,417    $         2.87
Band 100                                                    2,657,814           897,193              2.96
Band 75                                                            --                --              3.06
Band 50                                                        45,592            14,404              3.17
Band 25                                                            --                --              3.27
Band 0                                                         44,074            12,869              3.42
                                                       ---------------   ---------------
 Total                                                 $   11,177,044         3,865,883
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                      (141,431)
                                                                                           ---------------
Net investment income (loss)                                                                     (141,431)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          616,514
Realized gain distributions                                                                       248,141
Net change in unrealized appreciation (depreciation)                                             (775,271)
                                                                                           ---------------
Net gain (loss)                                                                                    89,384
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (52,047)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (141,431)   $          (146,661)
Net realized gain (loss)                                                   616,514                948,162
Realized gain distributions                                                248,141                892,147
Net change in unrealized appreciation (depreciation)                      (775,271)              (645,961)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (52,047)             1,047,687
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,340,286              3,340,365
Cost of units redeemed                                                  (3,870,902)            (3,297,770)
Account charges                                                             (6,147)                (5,059)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,536,763)                37,536
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,588,810)             1,085,223
Net assets, beginning                                                   12,765,854             11,680,631
                                                               --------------------   --------------------
Net assets, ending                                             $        11,177,044    $        12,765,854
                                                               ====================   ====================

Units sold                                                                 867,401              1,219,832
Units redeemed                                                          (1,410,101)            (1,187,233)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (542,700)                32,599
Units outstanding, beginning                                             4,408,583              4,375,984
                                                               --------------------   --------------------
Units outstanding, ending                                                3,865,883              4,408,583
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        64,386,762
Cost of units redeemed/account charges                                                        (64,756,606)
Net investment income (loss)                                                                   (1,563,060)
Net realized gain (loss)                                                                        8,289,665
Realized gain distributions                                                                     2,966,279
Net change in unrealized appreciation (depreciation)                                            1,854,004
                                                                                      --------------------
Net assets                                                                            $        11,177,044
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.87              2,941    $         8,430               1.25%              -0.4%
12/31/2015                   2.88              3,528             10,147               1.25%               8.9%
12/31/2014                   2.64              3,501              9,245               1.25%               6.9%
12/31/2013                   2.47              4,553             11,243               1.25%              36.8%
12/31/2012                   1.81              4,264              7,698               1.25%              16.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.96                897    $         2,658               1.00%              -0.1%
12/31/2015                   2.97                854              2,532               1.00%               9.2%
12/31/2014                   2.72                693              1,882               1.00%               7.2%
12/31/2013                   2.53                146                370               1.00%              37.1%
12/31/2012                   1.85                123                227               1.00%              17.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.06                  0    $             0               0.75%               0.1%
12/31/2015                   3.06                  0                  0               0.75%               9.5%
12/31/2014                   2.79                  0                  0               0.75%               7.5%
12/31/2013                   2.60                  0                  0               0.75%              37.5%
12/31/2012                   1.89                  0                  0               0.75%              17.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.17                 14    $            46               0.50%               0.4%
12/31/2015                   3.15                 17                 55               0.50%               9.8%
12/31/2014                   2.87                 23                 65               0.50%               7.7%
12/31/2013                   2.67                 24                 63               0.50%              37.8%
12/31/2012                   1.93                 24                 47               0.50%              17.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.27                  0    $             0               0.25%               0.6%
12/31/2015                   3.25                  0                  0               0.25%              10.0%
12/31/2014                   2.95                  0                  0               0.25%               8.0%
12/31/2013                   2.74                  0                  0               0.25%              38.2%
12/31/2012                   1.98                  0                  0               0.25%              18.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.42                 13    $            44               0.00%               0.9%
12/31/2015                   3.39                  9                 32               0.00%              10.3%
12/31/2014                   3.08                159                489               0.00%               8.3%
12/31/2013                   2.84                148                420               0.00%              38.5%
12/31/2012                   2.05                162                332               0.00%              18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   T. ROWE PRICE INTERNATIONAL GROWTH & INCOME FUND ADVISOR CLASS - 77956H773

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,587,649    $   11,253,943           805,813
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (95,956)
                                                       ---------------
Net assets                                             $   10,491,693
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,491,693        12,687,016    $         0.83
Band 100                                                           --                --              0.85
Band 75                                                            --                --              0.87
Band 50                                                            --                --              0.89
Band 25                                                            --                --              0.91
Band 0                                                             --                --              0.93
                                                       ---------------   ---------------
 Total                                                 $   10,491,693        12,687,016
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      252,478
Mortality & expense charges                                                                      (128,969)
                                                                                           ---------------
Net investment income (loss)                                                                      123,509
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (59,478)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (148,930)
                                                                                           ---------------
Net gain (loss)                                                                                  (208,408)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (84,899)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           123,509    $            37,521
Net realized gain (loss)                                                   (59,478)                82,217
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (148,930)              (634,619)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (84,899)              (514,881)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,546,083              1,735,439
Cost of units redeemed                                                  (1,545,698)            (1,572,386)
Account charges                                                               (708)                  (382)
                                                               --------------------   --------------------
Increase (decrease)                                                           (323)               162,671
                                                               --------------------   --------------------
Net increase (decrease)                                                    (85,222)              (352,210)
Net assets, beginning                                                   10,576,915             10,929,125
                                                               --------------------   --------------------
Net assets, ending                                             $        10,491,693    $        10,576,915
                                                               ====================   ====================

Units sold                                                               1,909,503              2,039,037
Units redeemed                                                          (1,901,523)            (1,862,775)
                                                               --------------------   --------------------
Net increase (decrease)                                                      7,980                176,262
Units outstanding, beginning                                            12,679,036             12,502,774
                                                               --------------------   --------------------
Units outstanding, ending                                               12,687,016             12,679,036
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        34,387,340
Cost of units redeemed/account charges                                                        (21,481,020)
Net investment income (loss)                                                                    1,138,346
Net realized gain (loss)                                                                       (4,061,169)
Realized gain distributions                                                                     1,174,490
Net change in unrealized appreciation (depreciation)                                             (666,294)
                                                                                      --------------------
Net assets                                                                            $        10,491,693
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.83             12,687    $        10,492               1.25%              -0.9%
12/31/2015                   0.83             12,679             10,577               1.25%              -4.6%
12/31/2014                   0.87             12,503             10,929               1.25%              -6.6%
12/31/2013                   0.94             12,855             12,034               1.25%              21.1%
12/31/2012                   0.77             12,883              9,961               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.85                  0    $             0               1.00%              -0.6%
12/31/2015                   0.85                  0                  0               1.00%              -4.3%
12/31/2014                   0.89                  0                  0               1.00%              -6.4%
12/31/2013                   0.95                  0                  0               1.00%              21.4%
12/31/2012                   0.78                  0                  0               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.87                  0    $             0               0.75%              -0.4%
12/31/2015                   0.87                  0                  0               0.75%              -4.1%
12/31/2014                   0.91                  0                  0               0.75%              -6.2%
12/31/2013                   0.97                  0                  0               0.75%              21.7%
12/31/2012                   0.80                  0                  0               0.75%              14.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.89                  0    $             0               0.50%              -0.1%
12/31/2015                   0.89                  0                  0               0.50%              -3.8%
12/31/2014                   0.93                  0                  0               0.50%              -5.9%
12/31/2013                   0.98                  0                  0               0.50%              22.0%
12/31/2012                   0.81                  0                  0               0.50%              14.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               0.25%               0.1%
12/31/2015                   0.91                  0                  0               0.25%              -3.6%
12/31/2014                   0.94                  0                  0               0.25%              -5.7%
12/31/2013                   1.00                  0                  0               0.25%              22.3%
12/31/2012                   0.82                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.93                  0    $             0               0.00%               0.4%
12/31/2015                   0.93                  0                  0               0.00%              -3.4%
12/31/2014                   0.96                  0                  0               0.00%              -5.5%
12/31/2013                   1.02                  0                  0               0.00%              22.6%
12/31/2012                   0.83                  0                  0               0.00%              15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   1.7%
                 2014                                   2.6%
                 2013                                   2.0%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE INTERNATIONAL GROWTH & INCOME FUND R CLASS - 77956H799

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,774,915    $    1,822,415           137,819
                                                                         ===============   ===============
Receivables: investments sold                                     205
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,775,120
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,352,231           625,560    $         2.16
Band 100                                                      422,739           189,191              2.23
Band 75                                                            --                --              2.31
Band 50                                                           150                63              2.39
Band 25                                                            --                --              2.47
Band 0                                                             --                --              2.60
                                                       ---------------   ---------------
 Total                                                 $    1,775,120           814,814
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       39,393
Mortality & expense charges                                                                       (21,116)
                                                                                           ---------------
Net investment income (loss)                                                                       18,277
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (17,933)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (31,815)
                                                                                           ---------------
Net gain (loss)                                                                                   (49,748)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (31,471)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            18,277    $               284
Net realized gain (loss)                                                   (17,933)                64,607
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (31,815)              (163,863)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (31,471)               (98,972)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   393,373                330,078
Cost of units redeemed                                                    (465,302)              (530,415)
Account charges                                                               (992)                  (658)
                                                               --------------------   --------------------
Increase (decrease)                                                        (72,921)              (200,995)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (104,392)              (299,967)
Net assets, beginning                                                    1,879,512              2,179,479
                                                               --------------------   --------------------
Net assets, ending                                             $         1,775,120    $         1,879,512
                                                               ====================   ====================

Units sold                                                                 185,361                161,095
Units redeemed                                                            (223,608)              (250,750)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (38,247)               (89,655)
Units outstanding, beginning                                               853,061                942,716
                                                               --------------------   --------------------
Units outstanding, ending                                                  814,814                853,061
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,911,441
Cost of units redeemed/account charges                                                        (25,390,500)
Net investment income (loss)                                                                        9,887
Net realized gain (loss)                                                                        1,777,291
Realized gain distributions                                                                       514,501
Net change in unrealized appreciation (depreciation)                                              (47,500)
                                                                                      --------------------
Net assets                                                                            $         1,775,120
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                626    $         1,352               1.25%              -1.2%
12/31/2015                   2.19                650              1,423               1.25%              -4.8%
12/31/2014                   2.30                739              1,699               1.25%              -6.9%
12/31/2013                   2.47                975              2,405               1.25%              20.8%
12/31/2012                   2.04                950              1,942               1.25%              13.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.23                189    $           423               1.00%              -0.9%
12/31/2015                   2.26                203                457               1.00%              -4.6%
12/31/2014                   2.36                203                481               1.00%              -6.7%
12/31/2013                   2.53                 70                177               1.00%              21.1%
12/31/2012                   2.09                 58                122               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.31                  0    $             0               0.75%              -0.7%
12/31/2015                   2.33                  0                  0               0.75%              -4.3%
12/31/2014                   2.43                  0                  0               0.75%              -6.4%
12/31/2013                   2.60                  0                  0               0.75%              21.4%
12/31/2012                   2.14                  0                  0               0.75%              13.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.50%              -0.4%
12/31/2015                   2.40                  0                  0               0.50%              -4.1%
12/31/2014                   2.50                  0                  0               0.50%              -6.2%
12/31/2013                   2.67                  0                  0               0.50%              21.7%
12/31/2012                   2.19                  0                  0               0.50%              14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.47                  0    $             0               0.25%              -0.2%
12/31/2015                   2.47                  0                  0               0.25%              -3.9%
12/31/2014                   2.57                  0                  0               0.25%              -6.0%
12/31/2013                   2.73                  0                  0               0.25%              22.0%
12/31/2012                   2.24                  0                  0               0.25%              14.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.60                  0    $             0               0.00%               0.1%
12/31/2015                   2.60                  0                  0               0.00%              -3.6%
12/31/2014                   2.69                  0                  0               0.00%              -5.7%
12/31/2013                   2.86                  0                  0               0.00%              22.3%
12/31/2012                   2.34                  0                  0               0.00%              14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   1.3%
                 2014                                   2.2%
                 2013                                   1.8%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE INTERNATIONAL STOCK FUND R CLASS - 77956H781

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      286,077    $      295,700            18,812
                                                                         ===============   ===============
Receivables: investments sold                                     249
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      286,326
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      116,926            67,137    $         1.74
Band 100                                                      169,400            94,083              1.80
Band 75                                                            --                --              1.86
Band 50                                                            --                --              1.92
Band 25                                                            --                --              1.99
Band 0                                                             --                --              2.06
                                                       ---------------   ---------------
 Total                                                 $      286,326           161,220
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,755
Mortality & expense charges                                                                        (4,307)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,552)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (12,841)
Realized gain distributions                                                                         2,925
Net change in unrealized appreciation (depreciation)                                               15,264
                                                                                           ---------------
Net gain (loss)                                                                                     5,348
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,796
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,552)   $            (5,236)
Net realized gain (loss)                                                   (12,841)                50,716
Realized gain distributions                                                  2,925                  1,229
Net change in unrealized appreciation (depreciation)                        15,264                (70,096)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,796                (23,387)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    81,140                220,115
Cost of units redeemed                                                    (264,458)              (392,306)
Account charges                                                                (29)                   (36)
                                                               --------------------   --------------------
Increase (decrease)                                                       (183,347)              (172,227)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (180,551)              (195,614)
Net assets, beginning                                                      466,877                662,491
                                                               --------------------   --------------------
Net assets, ending                                             $           286,326    $           466,877
                                                               ====================   ====================

Units sold                                                                  48,436                117,072
Units redeemed                                                            (153,161)              (220,515)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (104,725)              (103,443)
Units outstanding, beginning                                               265,945                369,388
                                                               --------------------   --------------------
Units outstanding, ending                                                  161,220                265,945
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,833,618
Cost of units redeemed/account charges                                                         (1,605,649)
Net investment income (loss)                                                                      (16,165)
Net realized gain (loss)                                                                           25,276
Realized gain distributions                                                                        58,869
Net change in unrealized appreciation (depreciation)                                               (9,623)
                                                                                      --------------------
Net assets                                                                            $           286,326
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.74                 67    $           117               1.25%               0.5%
12/31/2015                   1.73                159                276               1.25%              -2.5%
12/31/2014                   1.78                261                464               1.25%              -2.7%
12/31/2013                   1.83                361                659               1.25%              12.3%
12/31/2012                   1.63                309                503               1.25%              16.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.80                 94    $           169               1.00%               0.7%
12/31/2015                   1.79                107                191               1.00%              -2.3%
12/31/2014                   1.83                109                199               1.00%              -2.4%
12/31/2013                   1.88                  0                  1               1.00%              12.6%
12/31/2012                   1.67                  0                  0               1.00%              17.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.75%               1.0%
12/31/2015                   1.84                  0                  0               0.75%              -2.0%
12/31/2014                   1.88                  0                  0               0.75%              -2.2%
12/31/2013                   1.92                  0                  0               0.75%              12.8%
12/31/2012                   1.71                  0                  0               0.75%              17.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.50%               1.2%
12/31/2015                   1.90                  0                  0               0.50%              -1.8%
12/31/2014                   1.94                  0                  0               0.50%              -2.0%
12/31/2013                   1.97                  0                  0               0.50%              13.1%
12/31/2012                   1.75                  0                  0               0.50%              17.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.25%               1.5%
12/31/2015                   1.96                  0                  0               0.25%              -1.5%
12/31/2014                   1.99                  0                  0               0.25%              -1.7%
12/31/2013                   2.02                  0                  0               0.25%              13.4%
12/31/2012                   1.79                  0                  0               0.25%              17.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.06                  0    $             0               0.00%               1.7%
12/31/2015                   2.02                  0                  0               0.00%              -1.3%
12/31/2014                   2.05                  0                  0               0.00%              -1.5%
12/31/2013                   2.08                  0                  0               0.00%              13.7%
12/31/2012                   1.83                  0                  0               0.00%              18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.4%
                 2014                                   0.6%
                 2013                                   0.7%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE MID-CAP GROWTH FUND R CLASS - 779556307

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    4,944,417    $    4,568,439            69,018
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (17,875)
                                                       ---------------
Net assets                                             $    4,926,542
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    4,409,287         1,086,220    $         4.06
Band 100                                                           --                --              4.20
Band 75                                                            --                --              4.34
Band 50                                                            --                --              4.48
Band 25                                                            --                --              4.63
Band 0                                                        517,255           106,842              4.84
                                                       ---------------   ---------------
 Total                                                 $    4,926,542         1,193,062
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (62,557)
                                                                                           ---------------
Net investment income (loss)                                                                      (62,557)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          355,674
Realized gain distributions                                                                       160,117
Net change in unrealized appreciation (depreciation)                                             (190,824)
                                                                                           ---------------
Net gain (loss)                                                                                   324,967
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      262,410
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (62,557)   $           (74,358)
Net realized gain (loss)                                                   355,674                534,757
Realized gain distributions                                                160,117                673,372
Net change in unrealized appreciation (depreciation)                      (190,824)              (733,417)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          262,410                400,354
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,373,447              1,973,309
Cost of units redeemed                                                  (4,432,969)            (2,386,597)
Account charges                                                             (3,952)                (3,733)
                                                               --------------------   --------------------
Increase (decrease)                                                     (3,063,474)              (417,021)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,801,064)               (16,667)
Net assets, beginning                                                    7,727,606              7,744,273
                                                               --------------------   --------------------
Net assets, ending                                             $         4,926,542    $         7,727,606
                                                               ====================   ====================

Units sold                                                                 350,114                518,189
Units redeemed                                                          (1,073,563)              (621,802)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (723,449)              (103,613)
Units outstanding, beginning                                             1,916,511              2,020,124
                                                               --------------------   --------------------
Units outstanding, ending                                                1,193,062              1,916,511
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,065,322
Cost of units redeemed/account charges                                                        (15,545,662)
Net investment income (loss)                                                                     (402,461)
Net realized gain (loss)                                                                        1,565,740
Realized gain distributions                                                                     2,867,625
Net change in unrealized appreciation (depreciation)                                              375,978
                                                                                      --------------------
Net assets                                                                            $         4,926,542
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT:  5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.06              1,086    $         4,409               1.25%               4.4%
12/31/2015                   3.89              1,513              5,879               1.25%               4.7%
12/31/2014                   3.71              1,614              5,991               1.25%              11.2%
12/31/2013                   3.34              1,440              4,807               1.25%              34.5%
12/31/2012                   2.48              1,278              3,172               1.25%              11.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.20                  0    $             0               1.00%               4.7%
12/31/2015                   4.01                  0                  0               1.00%               5.0%
12/31/2014                   3.82                  0                  0               1.00%              11.5%
12/31/2013                   3.43                  0                  0               1.00%              34.9%
12/31/2012                   2.54                  0                  0               1.00%              12.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.34                  0    $             0               0.75%               5.0%
12/31/2015                   4.13                  0                  0               0.75%               5.2%
12/31/2014                   3.93                  0                  0               0.75%              11.7%
12/31/2013                   3.51                  0                  0               0.75%              35.2%
12/31/2012                   2.60                  0                  0               0.75%              12.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.48                  0    $             0               0.50%               5.2%
12/31/2015                   4.26                  0                  0               0.50%               5.5%
12/31/2014                   4.04                  0                  0               0.50%              12.0%
12/31/2013                   3.61                  0                  0               0.50%              35.5%
12/31/2012                   2.66                  0                  0               0.50%              12.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.63                  0    $             0               0.25%               5.5%
12/31/2015                   4.39                  0                  0               0.25%               5.8%
12/31/2014                   4.15                  0                  0               0.25%              12.3%
12/31/2013                   3.70                  0                  0               0.25%              35.9%
12/31/2012                   2.72                  0                  0               0.25%              13.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.84                107    $           517               0.00%               5.8%
12/31/2015                   4.58                404              1,848               0.00%               6.0%
12/31/2014                   4.32                406              1,754               0.00%              12.6%
12/31/2013                   3.84                402              1,542               0.00%              36.2%
12/31/2012                   2.82                386              1,085               0.00%              13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID-CAP VALUE FUND R CLASS - 77957Y205

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,567,520    $    1,518,350            54,939
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (82)
                                                       ---------------
Net assets                                             $    1,567,438
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,439,538           368,017    $         3.91
Band 100                                                           --                --              4.04
Band 75                                                            --                --              4.18
Band 50                                                            --                --              4.32
Band 25                                                            --                --              4.47
Band 0                                                        127,900            27,303              4.68
                                                       ---------------   ---------------
 Total                                                 $    1,567,438           395,320
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        6,702
Mortality & expense charges                                                                       (15,088)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,386)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (23,599)
Realized gain distributions                                                                        87,128
Net change in unrealized appreciation (depreciation)                                              203,974
                                                                                           ---------------
Net gain (loss)                                                                                   267,503
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      259,117
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,386)   $           (12,131)
Net realized gain (loss)                                                   (23,599)               291,556
Realized gain distributions                                                 87,128                115,633
Net change in unrealized appreciation (depreciation)                       203,974               (446,048)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          259,117                (50,990)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   348,826                237,008
Cost of units redeemed                                                    (259,400)            (1,316,305)
Account charges                                                             (1,253)                  (347)
                                                               --------------------   --------------------
Increase (decrease)                                                         88,173             (1,079,644)
                                                               --------------------   --------------------
Net increase (decrease)                                                    347,290             (1,130,634)
Net assets, beginning                                                    1,220,148              2,350,782
                                                               --------------------   --------------------
Net assets, ending                                             $         1,567,438    $         1,220,148
                                                               ====================   ====================

Units sold                                                                  94,219                 69,148
Units redeemed                                                             (75,215)              (383,783)
                                                               --------------------   --------------------
Net increase (decrease)                                                     19,004               (314,635)
Units outstanding, beginning                                               376,316                690,951
                                                               --------------------   --------------------
Units outstanding, ending                                                  395,320                376,316
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,659,713
Cost of units redeemed/account charges                                                         (6,948,450)
Net investment income (loss)                                                                     (118,352)
Net realized gain (loss)                                                                          748,038
Realized gain distributions                                                                     1,177,319
Net change in unrealized appreciation (depreciation)                                               49,170
                                                                                      --------------------
Net assets                                                                            $         1,567,438
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          3.91                368    $         1,440               1.25%              22.2%
12/31/2015                   3.20                350              1,120               1.25%              -5.1%
12/31/2014                   3.37                656              2,212               1.25%               8.7%
12/31/2013                   3.10                920              2,854               1.25%              29.3%
12/31/2012                   2.40                950              2,281               1.25%              17.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.04                  0    $             0               1.00%              22.5%
12/31/2015                   3.30                  0                  0               1.00%              -4.9%
12/31/2014                   3.47                  0                  0               1.00%               9.0%
12/31/2013                   3.18                  0                  0               1.00%              29.6%
12/31/2012                   2.46                  0                  0               1.00%              17.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.18                  0    $             0               0.75%              22.8%
12/31/2015                   3.40                  0                  0               0.75%              -4.6%
12/31/2014                   3.57                  0                  0               0.75%               9.2%
12/31/2013                   3.27                  0                  0               0.75%              29.9%
12/31/2012                   2.51                  0                  0               0.75%              18.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.32                  0    $             0               0.50%              23.1%
12/31/2015                   3.51                  0                  0               0.50%              -4.4%
12/31/2014                   3.67                  0                  0               0.50%               9.5%
12/31/2013                   3.35                  0                  0               0.50%              30.3%
12/31/2012                   2.57                  0                  0               0.50%              18.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.47                  0    $             0               0.25%              23.4%
12/31/2015                   3.62                  0                  0               0.25%              -4.1%
12/31/2014                   3.78                  0                  0               0.25%               9.8%
12/31/2013                   3.44                  0                  0               0.25%              30.6%
12/31/2012                   2.63                  0                  0               0.25%              18.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          4.68                 27    $           128               0.00%              23.7%
12/31/2015                   3.79                 26                100               0.00%              -3.9%
12/31/2014                   3.94                 35                139               0.00%              10.1%
12/31/2013                   3.58                 32                115               0.00%              30.9%
12/31/2012                   2.73                 18                 48               0.00%              19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.4%
                 2014                                   0.4%
                 2013                                   0.3%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE MID-CAP VALUE FUND ADVISOR CLASS - 77957Y304

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,204,904    $    1,101,933            41,831
                                                                         ===============   ===============
Receivables: investments sold                                   5,289
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,210,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,210,193           685,096    $         1.77
Band 100                                                           --                --              1.81
Band 75                                                            --                --              1.85
Band 50                                                            --                --              1.90
Band 25                                                            --                --              1.94
Band 0                                                             --                --              1.99
                                                       ---------------   ---------------
 Total                                                 $    1,210,193           685,096
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,750
Mortality & expense charges                                                                       (13,665)
                                                                                           ---------------
Net investment income (loss)                                                                       (5,915)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          124,092
Realized gain distributions                                                                        65,490
Net change in unrealized appreciation (depreciation)                                              211,885
                                                                                           ---------------
Net gain (loss)                                                                                   401,467
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      395,552
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (5,915)   $            10,697
Net realized gain (loss)                                                   124,092                 89,952
Realized gain distributions                                                 65,490                252,131
Net change in unrealized appreciation (depreciation)                       211,885               (465,380)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          395,552               (112,600)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   406,480                365,590
Cost of units redeemed                                                  (2,391,817)              (496,694)
Account charges                                                               (275)                  (427)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,985,612)              (131,531)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,590,060)              (244,131)
Net assets, beginning                                                    2,800,253              3,044,384
                                                               --------------------   --------------------
Net assets, ending                                             $         1,210,193    $         2,800,253
                                                               ====================   ====================

Units sold                                                                 244,257                231,799
Units redeemed                                                          (1,381,055)              (308,853)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,136,798)               (77,054)
Units outstanding, beginning                                             1,821,894              1,898,948
                                                               --------------------   --------------------
Units outstanding, ending                                                  685,096              1,821,894
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,697,183
Cost of units redeemed/account charges                                                         (4,944,269)
Net investment income (loss)                                                                       45,174
Net realized gain (loss)                                                                          324,344
Realized gain distributions                                                                       984,790
Net change in unrealized appreciation (depreciation)                                              102,971
                                                                                      --------------------
Net assets                                                                            $         1,210,193
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                685    $         1,210               1.25%              22.5%
12/31/2015                   1.44                767              1,106               1.25%              -4.8%
12/31/2014                   1.52                798              1,209               1.25%               9.0%
12/31/2013                   1.39                789              1,097               1.25%              29.6%
12/31/2012                   1.07                716                769               1.25%              17.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               1.00%              22.8%
12/31/2015                   1.47                  0                  0               1.00%              -4.6%
12/31/2014                   1.54                  0                  0               1.00%               9.2%
12/31/2013                   1.41                  0                  0               1.00%              29.9%
12/31/2012                   1.09                  0                  0               1.00%              18.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               0.75%              23.1%
12/31/2015                   1.51                  0                  0               0.75%              -4.4%
12/31/2014                   1.57                  0                  0               0.75%               9.5%
12/31/2013                   1.44                  0                  0               0.75%              30.3%
12/31/2012                   1.10                  0                  0               0.75%              18.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.50%              23.4%
12/31/2015                   1.54                  0                  0               0.50%              -4.1%
12/31/2014                   1.60                  0                  0               0.50%               9.8%
12/31/2013                   1.46                  0                  0               0.50%              30.6%
12/31/2012                   1.12                  0                  0               0.50%              18.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.25%              23.7%
12/31/2015                   1.57                  0                  0               0.25%              -3.9%
12/31/2014                   1.64                  0                  0               0.25%              10.1%
12/31/2013                   1.49                  0                  0               0.25%              30.9%
12/31/2012                   1.14                  0                  0               0.25%              19.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.00%              24.0%
12/31/2015                   1.61              1,055              1,694               0.00%              -3.6%
12/31/2014                   1.67              1,101              1,835               0.00%              10.3%
12/31/2013                   1.51              1,076              1,625               0.00%              31.2%
12/31/2012                   1.15                918              1,056               0.00%              19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.9%
                 2014                                   0.7%
                 2013                                   0.5%
                 2012                                   1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2005 FUND R CLASS - 74149P697

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,543,408    $    1,568,859           119,773
                                                                         ===============   ===============
Receivables: investments sold                                   1,666
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,545,074
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,318,672         1,087,165    $         1.21
Band 100                                                           --                --              1.23
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.26
Band 25                                                            --                --              1.27
Band 0                                                        226,402           176,225              1.28
                                                       ---------------   ---------------
 Total                                                 $    1,545,074         1,263,390
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       15,168
Mortality & expense charges                                                                       (12,991)
                                                                                           ---------------
Net investment income (loss)                                                                        2,177
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (16,846)
Realized gain distributions                                                                        19,252
Net change in unrealized appreciation (depreciation)                                               45,527
                                                                                           ---------------
Net gain (loss)                                                                                    47,933
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       50,110
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,177    $             6,452
Net realized gain (loss)                                                   (16,846)                (4,683)
Realized gain distributions                                                 19,252                 20,152
Net change in unrealized appreciation (depreciation)                        45,527                (53,714)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           50,110                (31,793)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   590,966                983,332
Cost of units redeemed                                                    (332,932)              (428,126)
Account charges                                                             (1,447)                (1,499)
                                                               --------------------   --------------------
Increase (decrease)                                                        256,587                553,707
                                                               --------------------   --------------------
Net increase (decrease)                                                    306,697                521,914
Net assets, beginning                                                    1,238,377                716,463
                                                               --------------------   --------------------
Net assets, ending                                             $         1,545,074    $         1,238,377
                                                               ====================   ====================

Units sold                                                                 487,947                821,934
Units redeemed                                                            (286,783)              (364,369)
                                                               --------------------   --------------------
Net increase (decrease)                                                    201,164                457,565
Units outstanding, beginning                                             1,062,226                604,661
                                                               --------------------   --------------------
Units outstanding, ending                                                1,263,390              1,062,226
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,830,538
Cost of units redeemed/account charges                                                         (1,380,339)
Net investment income (loss)                                                                       18,358
Net realized gain (loss)                                                                           37,767
Realized gain distributions                                                                        64,201
Net change in unrealized appreciation (depreciation)                                              (25,451)
                                                                                      --------------------
Net assets                                                                            $         1,545,074
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21              1,087    $         1,319               1.25%               4.9%
12/31/2015                   1.16                866              1,001               1.25%              -2.4%
12/31/2014                   1.18                605                716               1.25%               2.8%
12/31/2013                   1.15                808                932               1.25%               7.9%
12/31/2012                   1.07                351                375               1.25%               6.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                  0    $             0               1.00%               5.2%
12/31/2015                   1.17                  0                  0               1.00%              -2.2%
12/31/2014                   1.19                  0                  0               1.00%               3.1%
12/31/2013                   1.16                  0                  0               1.00%               8.2%
12/31/2012                   1.07                  0                  0               1.00%               7.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%               5.5%
12/31/2015                   1.18                  0                  0               0.75%              -1.9%
12/31/2014                   1.20                  0                  0               0.75%               3.3%
12/31/2013                   1.16                  0                  0               0.75%               8.4%
12/31/2012                   1.07                  0                  0               0.75%               7.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.50%               5.7%
12/31/2015                   1.19                  0                  0               0.50%              -1.7%
12/31/2014                   1.21                  0                  0               0.50%               3.6%
12/31/2013                   1.17                  0                  0               0.50%               8.7%
12/31/2012                   1.07                  0                  0               0.50%               7.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.25%               6.0%
12/31/2015                   1.20                  0                  0               0.25%              -1.5%
12/31/2014                   1.22                  0                  0               0.25%               3.8%
12/31/2013                   1.17                  0                  0               0.25%               9.0%
12/31/2012                   1.07                  0                  0               0.25%               7.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                176    $           226               0.00%               6.2%
12/31/2015                   1.21                196                237               0.00%              -1.2%
12/31/2014                   1.22                  0                  0               0.00%               4.1%
12/31/2013                   1.18                  0                  0               0.00%               9.2%
12/31/2012                   1.08                  0                  0               0.00%               7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   2.0%
                 2014                                   1.2%
                 2013                                   1.9%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2005 FUND ADVISOR CLASS - 74149P713

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,050,125    $    1,054,910            81,936
                                                                         ===============   ===============
Receivables: investments sold                                     306
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,050,431
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,050,431           856,466    $         1.23
Band 100                                                           --                --              1.24
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.27
Band 25                                                            --                --              1.28
Band 0                                                             --                --              1.30
                                                       ---------------   ---------------
 Total                                                 $    1,050,431           856,466
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       16,745
Mortality & expense charges                                                                       (14,648)
                                                                                           ---------------
Net investment income (loss)                                                                        2,097
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,851
Realized gain distributions                                                                        13,157
Net change in unrealized appreciation (depreciation)                                               38,995
                                                                                           ---------------
Net gain (loss)                                                                                    67,003
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       69,100
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,097    $             6,084
Net realized gain (loss)                                                    14,851                   (887)
Realized gain distributions                                                 13,157                 13,937
Net change in unrealized appreciation (depreciation)                        38,995                (36,125)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           69,100                (16,991)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,720,094                352,025
Cost of units redeemed                                                  (1,589,482)              (126,398)
Account charges                                                             (1,648)                  (875)
                                                               --------------------   --------------------
Increase (decrease)                                                        128,964                224,752
                                                               --------------------   --------------------
Net increase (decrease)                                                    198,064                207,761
Net assets, beginning                                                      852,367                644,606
                                                               --------------------   --------------------
Net assets, ending                                             $         1,050,431    $           852,367
                                                               ====================   ====================

Units sold                                                               1,436,503                311,192
Units redeemed                                                          (1,310,997)              (120,370)
                                                               --------------------   --------------------
Net increase (decrease)                                                    125,506                190,822
Units outstanding, beginning                                               730,960                540,138
                                                               --------------------   --------------------
Units outstanding, ending                                                  856,466                730,960
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,759,984
Cost of units redeemed/account charges                                                         (1,782,939)
Net investment income (loss)                                                                       18,251
Net realized gain (loss)                                                                           15,587
Realized gain distributions                                                                        44,333
Net change in unrealized appreciation (depreciation)                                               (4,785)
                                                                                      --------------------
Net assets                                                                            $         1,050,431
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23                856    $         1,050               1.25%               5.2%
12/31/2015                   1.17                731                852               1.25%              -2.3%
12/31/2014                   1.19                540                645               1.25%               3.1%
12/31/2013                   1.16                390                451               1.25%               8.2%
12/31/2012                   1.07                  1                  2               1.25%               6.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               1.00%               5.4%
12/31/2015                   1.18                  0                  0               1.00%              -2.0%
12/31/2014                   1.20                  0                  0               1.00%               3.4%
12/31/2013                   1.16                  0                  0               1.00%               8.5%
12/31/2012                   1.07                  0                  0               1.00%               7.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%               5.7%
12/31/2015                   1.19                  0                  0               0.75%              -1.8%
12/31/2014                   1.21                  0                  0               0.75%               3.6%
12/31/2013                   1.17                  0                  0               0.75%               8.8%
12/31/2012                   1.07                  0                  0               0.75%               7.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.50%               6.0%
12/31/2015                   1.20                  0                  0               0.50%              -1.6%
12/31/2014                   1.22                  0                  0               0.50%               3.9%
12/31/2013                   1.17                  0                  0               0.50%               9.1%
12/31/2012                   1.07                  0                  0               0.50%               7.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.25%               6.2%
12/31/2015                   1.21                  0                  0               0.25%              -1.3%
12/31/2014                   1.22                  0                  0               0.25%               4.2%
12/31/2013                   1.18                  0                  0               0.25%               9.3%
12/31/2012                   1.08                  0                  0               0.25%               7.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.00%               6.5%
12/31/2015                   1.22                  0                  0               0.00%              -1.1%
12/31/2014                   1.23                  0                  0               0.00%               4.4%
12/31/2013                   1.18                  0                  0               0.00%               9.6%
12/31/2012                   1.08                  0                  0               0.00%               7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   2.0%
                 2014                                   2.0%
                 2013                                   2.9%
                 2012                                   3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2010 FUND R CLASS - 74149P606

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,627,744    $    1,634,817            94,729
                                                                         ===============   ===============
Receivables: investments sold                                     658
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,628,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,256,309         1,003,123    $         1.25
Band 100                                                           --                --              1.27
Band 75                                                            --                --              1.28
Band 50                                                            --                --              1.30
Band 25                                                            --                --              1.31
Band 0                                                        372,093           280,498              1.33
                                                       ---------------   ---------------
 Total                                                 $    1,628,402         1,283,621
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       22,865
Mortality & expense charges                                                                       (18,916)
                                                                                           ---------------
Net investment income (loss)                                                                        3,949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (28,967)
Realized gain distributions                                                                        34,756
Net change in unrealized appreciation (depreciation)                                               91,088
                                                                                           ---------------
Net gain (loss)                                                                                    96,877
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      100,826
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,949    $             1,327
Net realized gain (loss)                                                   (28,967)                 4,973
Realized gain distributions                                                 34,756                 37,811
Net change in unrealized appreciation (depreciation)                        91,088                (26,768)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          100,826                 17,343
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   885,523              1,262,493
Cost of units redeemed                                                  (1,231,043)            (3,087,435)
Account charges                                                             (4,191)                (4,759)
                                                               --------------------   --------------------
Increase (decrease)                                                       (349,711)            (1,829,701)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (248,885)            (1,812,358)
Net assets, beginning                                                    1,877,287              3,689,645
                                                               --------------------   --------------------
Net assets, ending                                             $         1,628,402    $         1,877,287
                                                               ====================   ====================

Units sold                                                                 727,870              1,140,345
Units redeemed                                                          (1,014,077)            (2,590,272)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (286,207)            (1,449,927)
Units outstanding, beginning                                             1,569,828              3,019,755
                                                               --------------------   --------------------
Units outstanding, ending                                                1,283,621              1,569,828
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         7,393,688
Cost of units redeemed/account charges                                                         (6,086,270)
Net investment income (loss)                                                                       37,533
Net realized gain (loss)                                                                           60,534
Realized gain distributions                                                                       229,990
Net change in unrealized appreciation (depreciation)                                               (7,073)
                                                                                      --------------------
Net assets                                                                            $         1,628,402
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25              1,003    $         1,256               1.25%               5.3%
12/31/2015                   1.19              1,397              1,663               1.25%              -2.5%
12/31/2014                   1.22              2,866              3,497               1.25%               3.2%
12/31/2013                   1.18              1,710              2,021               1.25%              10.0%
12/31/2012                   1.08                171                184               1.25%               7.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.00%               5.5%
12/31/2015                   1.20                  0                  0               1.00%              -2.2%
12/31/2014                   1.23                  0                  0               1.00%               3.4%
12/31/2013                   1.19                  0                  0               1.00%              10.3%
12/31/2012                   1.08                  0                  0               1.00%               7.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               0.75%               5.8%
12/31/2015                   1.21                  0                  0               0.75%              -2.0%
12/31/2014                   1.24                  0                  0               0.75%               3.7%
12/31/2013                   1.19                  0                  0               0.75%              10.5%
12/31/2012                   1.08                  0                  0               0.75%               7.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.50%               6.0%
12/31/2015                   1.22                  0                  0               0.50%              -1.7%
12/31/2014                   1.24                  0                  0               0.50%               3.9%
12/31/2013                   1.20                  0                  0               0.50%              10.8%
12/31/2012                   1.08                  0                  0               0.50%               8.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               6.3%
12/31/2015                   1.23                  0                  0               0.25%              -1.5%
12/31/2014                   1.25                  0                  0               0.25%               4.2%
12/31/2013                   1.20                  0                  0               0.25%              11.1%
12/31/2012                   1.08                  0                  0               0.25%               8.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                280    $           372               0.00%               6.6%
12/31/2015                   1.24                172                215               0.00%              -1.2%
12/31/2014                   1.26                153                193               0.00%               4.5%
12/31/2013                   1.21                121                146               0.00%              11.4%
12/31/2012                   1.08                  0                  0               0.00%               8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.0%
                 2014                                   1.9%
                 2013                                   2.5%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2010 FUND ADVISOR CLASS - 74149P861

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,482,707    $    3,566,777           201,668
                                                                         ===============   ===============
Receivables: investments sold                                   2,128
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,484,835
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,484,835         2,750,866    $         1.27
Band 100                                                           --                --              1.28
Band 75                                                            --                --              1.30
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.34
                                                       ---------------   ---------------
 Total                                                 $    3,484,835         2,750,866
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       58,244
Mortality & expense charges                                                                       (43,051)
                                                                                           ---------------
Net investment income (loss)                                                                       15,193
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (33,780)
Realized gain distributions                                                                        73,776
Net change in unrealized appreciation (depreciation)                                              137,126
                                                                                           ---------------
Net gain (loss)                                                                                   177,122
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      192,315
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            15,193    $            16,060
Net realized gain (loss)                                                   (33,780)                11,755
Realized gain distributions                                                 73,776                 60,660
Net change in unrealized appreciation (depreciation)                       137,126               (162,308)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          192,315                (73,833)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,730,732                728,248
Cost of units redeemed                                                  (1,453,535)              (836,581)
Account charges                                                             (2,294)                (1,512)
                                                               --------------------   --------------------
Increase (decrease)                                                        274,903               (109,845)
                                                               --------------------   --------------------
Net increase (decrease)                                                    467,218               (183,678)
Net assets, beginning                                                    3,017,617              3,201,295
                                                               --------------------   --------------------
Net assets, ending                                             $         3,484,835    $         3,017,617
                                                               ====================   ====================

Units sold                                                               1,400,275                599,209
Units redeemed                                                          (1,162,902)              (693,010)
                                                               --------------------   --------------------
Net increase (decrease)                                                    237,373                (93,801)
Units outstanding, beginning                                             2,513,493              2,607,294
                                                               --------------------   --------------------
Units outstanding, ending                                                2,750,866              2,513,493
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,771,915
Cost of units redeemed/account charges                                                         (3,583,691)
Net investment income (loss)                                                                       69,676
Net realized gain (loss)                                                                           45,508
Realized gain distributions                                                                       265,497
Net change in unrealized appreciation (depreciation)                                              (84,070)
                                                                                      --------------------
Net assets                                                                            $         3,484,835
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27              2,751    $         3,485               1.25%               5.5%
12/31/2015                   1.20              2,513              3,018               1.25%              -2.2%
12/31/2014                   1.23              2,607              3,201               1.25%               3.5%
12/31/2013                   1.19              1,465              1,738               1.25%              10.2%
12/31/2012                   1.08                107                115               1.25%               7.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.28                  0    $             0               1.00%               5.8%
12/31/2015                   1.21                  0                  0               1.00%              -2.0%
12/31/2014                   1.24                  0                  0               1.00%               3.7%
12/31/2013                   1.19                  0                  0               1.00%              10.5%
12/31/2012                   1.08                  0                  0               1.00%               7.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.30                  0    $             0               0.75%               6.0%
12/31/2015                   1.22                  0                  0               0.75%              -1.7%
12/31/2014                   1.24                  0                  0               0.75%               4.0%
12/31/2013                   1.20                  0                  0               0.75%              10.8%
12/31/2012                   1.08                  0                  0               0.75%               8.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%               6.3%
12/31/2015                   1.23                  0                  0               0.50%              -1.5%
12/31/2014                   1.25                  0                  0               0.50%               4.3%
12/31/2013                   1.20                  0                  0               0.50%              11.0%
12/31/2012                   1.08                  0                  0               0.50%               8.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%               6.6%
12/31/2015                   1.24                  0                  0               0.25%              -1.2%
12/31/2014                   1.26                  0                  0               0.25%               4.5%
12/31/2013                   1.21                  0                  0               0.25%              11.3%
12/31/2012                   1.08                  0                  0               0.25%               8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.34                  0    $             0               0.00%               6.8%
12/31/2015                   1.26                  0                  0               0.00%              -1.0%
12/31/2014                   1.27                  0                  0               0.00%               4.8%
12/31/2013                   1.21                  0                  0               0.00%              11.6%
12/31/2012                   1.08                  0                  0               0.00%               8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.8%
                 2014                                   2.1%
                 2013                                   3.1%
                 2012                                   3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2015 FUND R CLASS - 74149P671

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   10,801,527    $   10,698,494           771,023
                                                                         ===============   ===============
Receivables: investments sold                                   8,223
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   10,809,750
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,712,058         7,077,042    $         1.37
Band 100                                                           --                --              1.39
Band 75                                                            --                --              1.42
Band 50                                                            --                --              1.44
Band 25                                                            --                --              1.46
Band 0                                                      1,097,692           740,459              1.48
                                                       ---------------   ---------------
 Total                                                 $   10,809,750         7,817,501
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      149,374
Mortality & expense charges                                                                      (127,430)
                                                                                           ---------------
Net investment income (loss)                                                                       21,944
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (67,265)
Realized gain distributions                                                                       171,780
Net change in unrealized appreciation (depreciation)                                              512,668
                                                                                           ---------------
Net gain (loss)                                                                                   617,183
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      639,127
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            21,944    $            26,105
Net realized gain (loss)                                                   (67,265)               278,536
Realized gain distributions                                                171,780                327,899
Net change in unrealized appreciation (depreciation)                       512,668               (885,761)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          639,127               (253,221)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,117,841              3,603,038
Cost of units redeemed                                                  (4,163,328)            (3,734,105)
Account charges                                                             (6,993)                (8,336)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,052,480)              (139,403)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (413,353)              (392,624)
Net assets, beginning                                                   11,223,103             11,615,727
                                                               --------------------   --------------------
Net assets, ending                                             $        10,809,750    $        11,223,103
                                                               ====================   ====================

Units sold                                                               2,398,922              2,755,946
Units redeemed                                                          (3,144,534)            (2,880,110)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (745,612)              (124,164)
Units outstanding, beginning                                             8,563,113              8,687,277
                                                               --------------------   --------------------
Units outstanding, ending                                                7,817,501              8,563,113
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,707,219
Cost of units redeemed/account charges                                                        (15,887,659)
Net investment income (loss)                                                                      157,981
Net realized gain (loss)                                                                          762,529
Realized gain distributions                                                                       966,647
Net change in unrealized appreciation (depreciation)                                              103,033
                                                                                      --------------------
Net assets                                                                            $        10,809,750
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37              7,077    $         9,712               1.25%               5.5%
12/31/2015                   1.30              7,628              9,925               1.25%              -2.3%
12/31/2014                   1.33              8,058             10,732               1.25%               3.6%
12/31/2013                   1.29              6,918              8,897               1.25%              13.1%
12/31/2012                   1.14              3,984              4,530               1.25%              11.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39                  0    $             0               1.00%               5.7%
12/31/2015                   1.32                  0                  0               1.00%              -2.1%
12/31/2014                   1.35                  0                  0               1.00%               3.8%
12/31/2013                   1.30                  0                  0               1.00%              13.4%
12/31/2012                   1.14                  0                  0               1.00%              12.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                  0    $             0               0.75%               6.0%
12/31/2015                   1.34                  0                  0               0.75%              -1.8%
12/31/2014                   1.36                  0                  0               0.75%               4.1%
12/31/2013                   1.31                  0                  0               0.75%              13.7%
12/31/2012                   1.15                  0                  0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.50%               6.3%
12/31/2015                   1.35                  0                  0               0.50%              -1.6%
12/31/2014                   1.37                  0                  0               0.50%               4.3%
12/31/2013                   1.32                  0                  0               0.50%              13.9%
12/31/2012                   1.16                  0                  0               0.50%              12.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.25%               6.5%
12/31/2015                   1.37                  0                  0               0.25%              -1.3%
12/31/2014                   1.39                  0                  0               0.25%               4.6%
12/31/2013                   1.33                  0                  0               0.25%              14.2%
12/31/2012                   1.16                  0                  0               0.25%              12.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                740    $         1,098               0.00%               6.8%
12/31/2015                   1.39                935              1,298               0.00%              -1.1%
12/31/2014                   1.40                629                883               0.00%               4.9%
12/31/2013                   1.34                619                829               0.00%              14.5%
12/31/2012                   1.17                146                171               0.00%              13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.4%
                 2014                                   1.5%
                 2013                                   1.7%
                 2012                                   2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2015 FUND ADVISOR CLASS - 74149P689

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   13,308,190    $   13,429,612           942,519
                                                                         ===============   ===============
Receivables: investments sold                                   9,605
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   13,317,795
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   13,317,795         9,560,822    $         1.39
Band 100                                                           --                --              1.41
Band 75                                                            --                --              1.44
Band 50                                                            --                --              1.46
Band 25                                                            --                --              1.48
Band 0                                                             --                --              1.50
                                                       ---------------   ---------------
 Total                                                 $   13,317,795         9,560,822
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      218,571
Mortality & expense charges                                                                      (169,008)
                                                                                           ---------------
Net investment income (loss)                                                                       49,563
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (30,454)
Realized gain distributions                                                                       209,464
Net change in unrealized appreciation (depreciation)                                              512,643
                                                                                           ---------------
Net gain (loss)                                                                                   691,653
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      741,216
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            49,563    $            44,075
Net realized gain (loss)                                                   (30,454)               365,731
Realized gain distributions                                                209,464                362,330
Net change in unrealized appreciation (depreciation)                       512,643             (1,054,511)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          741,216               (282,375)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,124,036              3,253,911
Cost of units redeemed                                                  (3,896,745)            (3,680,021)
Account charges                                                             (8,746)                (7,769)
                                                               --------------------   --------------------
Increase (decrease)                                                        218,545               (433,879)
                                                               --------------------   --------------------
Net increase (decrease)                                                    959,761               (716,254)
Net assets, beginning                                                   12,358,034             13,074,288
                                                               --------------------   --------------------
Net assets, ending                                             $        13,317,795    $        12,358,034
                                                               ====================   ====================

Units sold                                                               3,074,193              2,603,166
Units redeemed                                                          (2,891,795)            (2,945,872)
                                                               --------------------   --------------------
Net increase (decrease)                                                    182,398               (342,706)
Units outstanding, beginning                                             9,378,424              9,721,130
                                                               --------------------   --------------------
Units outstanding, ending                                                9,560,822              9,378,424
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,170,247
Cost of units redeemed/account charges                                                        (13,084,488)
Net investment income (loss)                                                                      286,226
Net realized gain (loss)                                                                          975,524
Realized gain distributions                                                                     1,091,708
Net change in unrealized appreciation (depreciation)                                             (121,422)
                                                                                      --------------------
Net assets                                                                            $        13,317,795
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.39              9,561    $        13,318               1.25%               5.7%
12/31/2015                   1.32              9,378             12,358               1.25%              -2.0%
12/31/2014                   1.34              9,721             13,074               1.25%               3.8%
12/31/2013                   1.30              8,332             10,795               1.25%              13.4%
12/31/2012                   1.14              3,258              3,722               1.25%              12.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                  0    $             0               1.00%               6.0%
12/31/2015                   1.33                  0                  0               1.00%              -1.8%
12/31/2014                   1.36                  0                  0               1.00%               4.1%
12/31/2013                   1.31                  0                  0               1.00%              13.7%
12/31/2012                   1.15                  0                  0               1.00%              12.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.75%               6.2%
12/31/2015                   1.35                  0                  0               0.75%              -1.5%
12/31/2014                   1.37                  0                  0               0.75%               4.3%
12/31/2013                   1.32                  0                  0               0.75%              14.0%
12/31/2012                   1.16                  0                  0               0.75%              12.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.50%               6.5%
12/31/2015                   1.37                  0                  0               0.50%              -1.3%
12/31/2014                   1.39                  0                  0               0.50%               4.6%
12/31/2013                   1.33                  0                  0               0.50%              14.3%
12/31/2012                   1.16                  0                  0               0.50%              13.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.25%               6.8%
12/31/2015                   1.39                  0                  0               0.25%              -1.0%
12/31/2014                   1.40                  0                  0               0.25%               4.8%
12/31/2013                   1.34                  0                  0               0.25%              14.5%
12/31/2012                   1.17                  0                  0               0.25%              13.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.00%               7.0%
12/31/2015                   1.41                  0                  0               0.00%              -0.8%
12/31/2014                   1.42                  0                  0               0.00%               5.1%
12/31/2013                   1.35                  0                  0               0.00%              14.8%
12/31/2012                   1.17                  0                  0               0.00%              13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.6%
                 2014                                   1.7%
                 2013                                   2.1%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2020 FUND R CLASS - 74149P705

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   24,646,154    $   24,336,554         1,226,150
                                                                         ===============   ===============
Receivables: investments sold                                  11,727
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   24,657,881
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   22,263,952        15,601,502    $         1.43
Band 100                                                        4,575             3,157              1.45
Band 75                                                            --                --              1.47
Band 50                                                            --                --              1.49
Band 25                                                            --                --              1.52
Band 0                                                      2,389,354         1,550,012              1.54
                                                       ---------------   ---------------
 Total                                                 $   24,657,881        17,154,671
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      308,196
Mortality & expense charges                                                                      (269,297)
                                                                                           ---------------
Net investment income (loss)                                                                       38,899
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (62,122)
Realized gain distributions                                                                       426,733
Net change in unrealized appreciation (depreciation)                                            1,093,796
                                                                                           ---------------
Net gain (loss)                                                                                 1,458,407
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,497,306
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            38,899    $            37,548
Net realized gain (loss)                                                   (62,122)               913,504
Realized gain distributions                                                426,733                660,875
Net change in unrealized appreciation (depreciation)                     1,093,796             (2,156,057)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,497,306               (544,130)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,607,675              8,987,089
Cost of units redeemed                                                  (7,757,333)            (9,059,790)
Account charges                                                            (31,405)               (31,472)
                                                               --------------------   --------------------
Increase (decrease)                                                       (181,063)              (104,173)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,316,243               (648,303)
Net assets, beginning                                                   23,341,638             23,989,941
                                                               --------------------   --------------------
Net assets, ending                                             $        24,657,881    $        23,341,638
                                                               ====================   ====================

Units sold                                                               5,643,144              6,471,359
Units redeemed                                                          (5,579,605)            (6,647,048)
                                                               --------------------   --------------------
Net increase (decrease)                                                     63,539               (175,689)
Units outstanding, beginning                                            17,091,132             17,266,821
                                                               --------------------   --------------------
Units outstanding, ending                                               17,154,671             17,091,132
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        47,684,931
Cost of units redeemed/account charges                                                        (27,193,018)
Net investment income (loss)                                                                      257,414
Net realized gain (loss)                                                                        1,638,460
Realized gain distributions                                                                     1,960,494
Net change in unrealized appreciation (depreciation)                                              309,600
                                                                                      --------------------
Net assets                                                                            $        24,657,881
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43             15,602    $        22,264               1.25%               5.6%
12/31/2015                   1.35             14,426             19,499               1.25%              -2.1%
12/31/2014                   1.38             15,202             20,987               1.25%               3.8%
12/31/2013                   1.33             10,176             13,533               1.25%              16.0%
12/31/2012                   1.15              7,205              8,258               1.25%              13.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  3    $             5               1.00%               5.8%
12/31/2015                   1.37                  0                  0               1.00%              -1.8%
12/31/2014                   1.40                  6                  8               1.00%               4.1%
12/31/2013                   1.34                  0                  0               1.00%              16.3%
12/31/2012                   1.15                  0                  0               1.00%              13.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               0.75%               6.1%
12/31/2015                   1.39                  0                  0               0.75%              -1.6%
12/31/2014                   1.41                  0                  0               0.75%               4.3%
12/31/2013                   1.35                  0                  0               0.75%              16.6%
12/31/2012                   1.16                  0                  0               0.75%              13.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.50%               6.4%
12/31/2015                   1.41                  2                  2               0.50%              -1.4%
12/31/2014                   1.42                  2                  2               0.50%               4.6%
12/31/2013                   1.36                  0                  0               0.50%              16.9%
12/31/2012                   1.17                  0                  0               0.50%              13.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.25%               6.6%
12/31/2015                   1.42                  0                  0               0.25%              -1.1%
12/31/2014                   1.44                  0                  0               0.25%               4.8%
12/31/2013                   1.37                  0                  0               0.25%              17.2%
12/31/2012                   1.17                  0                  0               0.25%              14.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54              1,550    $         2,389               0.00%               6.9%
12/31/2015                   1.44              2,663              3,840               0.00%              -0.9%
12/31/2014                   1.45              2,057              2,992               0.00%               5.1%
12/31/2013                   1.38              1,858              2,571               0.00%              17.5%
12/31/2012                   1.18                649                764               0.00%              14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.3%
                 2014                                   1.4%
                 2013                                   1.3%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2020 FUND ADVISOR CLASS - 74149P853

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   25,248,589    $   25,422,346         1,244,539
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (9,330)
                                                       ---------------
Net assets                                             $   25,239,259
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   25,239,259        17,417,232    $         1.45
Band 100                                                           --                --              1.47
Band 75                                                            --                --              1.49
Band 50                                                            --                --              1.52
Band 25                                                            --                --              1.54
Band 0                                                             --                --              1.57
                                                       ---------------   ---------------
 Total                                                 $   25,239,259        17,417,232
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      384,686
Mortality & expense charges                                                                      (302,728)
                                                                                           ---------------
Net investment income (loss)                                                                       81,958
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (57,420)
Realized gain distributions                                                                       432,772
Net change in unrealized appreciation (depreciation)                                              927,907
                                                                                           ---------------
Net gain (loss)                                                                                 1,303,259
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,385,217
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            81,958    $            55,753
Net realized gain (loss)                                                   (57,420)               649,015
Realized gain distributions                                                432,772                593,079
Net change in unrealized appreciation (depreciation)                       927,907             (1,870,126)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,385,217               (572,279)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,571,690              9,223,404
Cost of units redeemed                                                  (6,695,978)            (7,594,515)
Account charges                                                            (16,602)               (11,429)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,859,110              1,617,460
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,244,327              1,045,181
Net assets, beginning                                                   20,994,932             19,949,751
                                                               --------------------   --------------------
Net assets, ending                                             $        25,239,259    $        20,994,932
                                                               ====================   ====================

Units sold                                                               6,858,575              6,657,065
Units redeemed                                                          (4,773,161)            (5,624,852)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,085,414              1,032,213
Units outstanding, beginning                                            15,331,818             14,299,605
                                                               --------------------   --------------------
Units outstanding, ending                                               17,417,232             15,331,818
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        40,961,842
Cost of units redeemed/account charges                                                        (18,542,294)
Net investment income (loss)                                                                      304,856
Net realized gain (loss)                                                                        1,018,429
Realized gain distributions                                                                     1,670,183
Net change in unrealized appreciation (depreciation)                                             (173,757)
                                                                                      --------------------
Net assets                                                                            $        25,239,259
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45             17,417    $        25,239               1.25%               5.8%
12/31/2015                   1.37             15,332             20,995               1.25%              -1.8%
12/31/2014                   1.40             14,300             19,950               1.25%               4.1%
12/31/2013                   1.34              7,845             10,517               1.25%              16.3%
12/31/2012                   1.15              2,878              3,318               1.25%              13.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                  0    $             0               1.00%               6.1%
12/31/2015                   1.39                  0                  0               1.00%              -1.6%
12/31/2014                   1.41                  0                  0               1.00%               4.3%
12/31/2013                   1.35                  0                  0               1.00%              16.6%
12/31/2012                   1.16                  0                  0               1.00%              13.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.49                  0    $             0               0.75%               6.4%
12/31/2015                   1.41                  0                  0               0.75%              -1.4%
12/31/2014                   1.42                  0                  0               0.75%               4.6%
12/31/2013                   1.36                  0                  0               0.75%              16.9%
12/31/2012                   1.17                  0                  0               0.75%              13.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.50%               6.6%
12/31/2015                   1.42                  0                  0               0.50%              -1.1%
12/31/2014                   1.44                  0                  0               0.50%               4.8%
12/31/2013                   1.37                  0                  0               0.50%              17.2%
12/31/2012                   1.17                  0                  0               0.50%              14.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.25%               6.9%
12/31/2015                   1.44                  0                  0               0.25%              -0.9%
12/31/2014                   1.45                  0                  0               0.25%               5.1%
12/31/2013                   1.38                  0                  0               0.25%              17.5%
12/31/2012                   1.18                  0                  0               0.25%              14.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.00%               7.1%
12/31/2015                   1.46                  0                  0               0.00%              -0.6%
12/31/2014                   1.47                  0                  0               0.00%               5.4%
12/31/2013                   1.39                  0                  0               0.00%              17.7%
12/31/2012                   1.18                  0                  0               0.00%              14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.6%
                 2014                                   1.8%
                 2013                                   1.9%
                 2012                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2025 FUND R CLASS - 74149P655

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   19,272,618    $   19,054,234         1,260,511
                                                                         ===============   ===============
Receivables: investments sold                                  13,201
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   19,285,819
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   15,738,938        10,675,844    $         1.47
Band 100                                                           --                --              1.50
Band 75                                                            --                --              1.52
Band 50                                                            --                --              1.54
Band 25                                                            --                --              1.57
Band 0                                                      3,546,881         2,227,235              1.59
                                                       ---------------   ---------------
 Total                                                 $   19,285,819        12,903,079
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      234,561
Mortality & expense charges                                                                      (198,448)
                                                                                           ---------------
Net investment income (loss)                                                                       36,113
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (106,677)
Realized gain distributions                                                                       382,706
Net change in unrealized appreciation (depreciation)                                              882,607
                                                                                           ---------------
Net gain (loss)                                                                                 1,158,636
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,194,749
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            36,113    $            10,461
Net realized gain (loss)                                                  (106,677)               797,757
Realized gain distributions                                                382,706                521,189
Net change in unrealized appreciation (depreciation)                       882,607             (1,646,057)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,194,749               (316,650)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,991,658              7,427,091
Cost of units redeemed                                                  (7,058,477)            (6,876,418)
Account charges                                                            (14,052)               (12,359)
                                                               --------------------   --------------------
Increase (decrease)                                                        919,129                538,314
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,113,878                221,664
Net assets, beginning                                                   17,171,941             16,950,277
                                                               --------------------   --------------------
Net assets, ending                                             $        19,285,819    $        17,171,941
                                                               ====================   ====================

Units sold                                                               5,667,190              5,305,744
Units redeemed                                                          (5,010,455)            (4,935,317)
                                                               --------------------   --------------------
Net increase (decrease)                                                    656,735                370,427
Units outstanding, beginning                                            12,246,344             11,875,917
                                                               --------------------   --------------------
Units outstanding, ending                                               12,903,079             12,246,344
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        36,593,323
Cost of units redeemed/account charges                                                        (20,292,245)
Net investment income (loss)                                                                      129,493
Net realized gain (loss)                                                                        1,201,851
Realized gain distributions                                                                     1,435,013
Net change in unrealized appreciation (depreciation)                                              218,384
                                                                                      --------------------
Net assets                                                                            $        19,285,819
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47             10,676    $        15,739               1.25%               5.7%
12/31/2015                   1.39             11,246             15,684               1.25%              -1.9%
12/31/2014                   1.42             10,906             15,498               1.25%               4.0%
12/31/2013                   1.37              6,758              9,234               1.25%              18.6%
12/31/2012                   1.15              3,702              4,263               1.25%              14.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               1.00%               6.0%
12/31/2015                   1.41                  0                  0               1.00%              -1.6%
12/31/2014                   1.44                  0                  0               1.00%               4.3%
12/31/2013                   1.38                  0                  0               1.00%              18.9%
12/31/2012                   1.16                  0                  0               1.00%              14.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               0.75%               6.2%
12/31/2015                   1.43                  0                  0               0.75%              -1.4%
12/31/2014                   1.45                  0                  0               0.75%               4.5%
12/31/2013                   1.39                  0                  0               0.75%              19.2%
12/31/2012                   1.16                  0                  0               0.75%              14.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.50%               6.5%
12/31/2015                   1.45                  0                  0               0.50%              -1.1%
12/31/2014                   1.47                  0                  0               0.50%               4.8%
12/31/2013                   1.40                  0                  0               0.50%              19.5%
12/31/2012                   1.17                  0                  0               0.50%              14.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.25%               6.8%
12/31/2015                   1.47                  0                  0               0.25%              -0.9%
12/31/2014                   1.48                  0                  0               0.25%               5.1%
12/31/2013                   1.41                  0                  0               0.25%              19.8%
12/31/2012                   1.18                  0                  0               0.25%              15.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59              2,227    $         3,547               0.00%               7.0%
12/31/2015                   1.49              1,000              1,488               0.00%              -0.6%
12/31/2014                   1.50                970              1,452               0.00%               5.3%
12/31/2013                   1.42                866              1,232               0.00%              20.1%
12/31/2012                   1.18                199                236               0.00%              15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.2%
                 2014                                   1.4%
                 2013                                   1.3%
                 2012                                   2.1%


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2025 FUND ADVISOR CLASS - 74149P663

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   24,610,082    $   24,521,232         1,596,248
                                                                         ===============   ===============
Receivables: investments sold                                  20,033
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   24,630,115
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   24,630,115        16,458,524    $         1.50
Band 100                                                           --                --              1.52
Band 75                                                            --                --              1.54
Band 50                                                            --                --              1.57
Band 25                                                            --                --              1.59
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $   24,630,115        16,458,524
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      338,553
Mortality & expense charges                                                                      (278,533)
                                                                                           ---------------
Net investment income (loss)                                                                       60,020
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           47,610
Realized gain distributions                                                                       477,052
Net change in unrealized appreciation (depreciation)                                              746,587
                                                                                           ---------------
Net gain (loss)                                                                                 1,271,249
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,331,269
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            60,020    $            56,424
Net realized gain (loss)                                                    47,610                224,111
Realized gain distributions                                                477,052                513,854
Net change in unrealized appreciation (depreciation)                       746,587             (1,144,680)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,331,269               (350,291)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                10,911,210              6,922,243
Cost of units redeemed                                                  (5,228,080)            (2,406,656)
Account charges                                                            (21,428)               (15,104)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,661,702              4,500,483
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,992,971              4,150,192
Net assets, beginning                                                   17,637,144             13,486,952
                                                               --------------------   --------------------
Net assets, ending                                             $        24,630,115    $        17,637,144
                                                               ====================   ====================

Units sold                                                               7,582,446              4,844,964
Units redeemed                                                          (3,607,037)            (1,748,582)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,975,409              3,096,382
Units outstanding, beginning                                            12,483,115              9,386,733
                                                               --------------------   --------------------
Units outstanding, ending                                               16,458,524             12,483,115
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        32,772,711
Cost of units redeemed/account charges                                                        (10,349,388)
Net investment income (loss)                                                                      211,067
Net realized gain (loss)                                                                          529,148
Realized gain distributions                                                                     1,377,727
Net change in unrealized appreciation (depreciation)                                               88,850
                                                                                      --------------------
Net assets                                                                            $        24,630,115
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50             16,459    $        24,630               1.25%               5.9%
12/31/2015                   1.41             12,483             17,637               1.25%              -1.7%
12/31/2014                   1.44              9,387             13,487               1.25%               4.4%
12/31/2013                   1.38              5,455              7,510               1.25%              18.9%
12/31/2012                   1.16              1,350              1,563               1.25%              14.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52                  0    $             0               1.00%               6.2%
12/31/2015                   1.43                  0                  0               1.00%              -1.4%
12/31/2014                   1.45                  0                  0               1.00%               4.6%
12/31/2013                   1.39                  0                  0               1.00%              19.2%
12/31/2012                   1.16                  0                  0               1.00%              14.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               0.75%               6.4%
12/31/2015                   1.45                  0                  0               0.75%              -1.2%
12/31/2014                   1.47                  0                  0               0.75%               4.9%
12/31/2013                   1.40                  0                  0               0.75%              19.5%
12/31/2012                   1.17                  0                  0               0.75%              14.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.50%               6.7%
12/31/2015                   1.47                  0                  0               0.50%              -0.9%
12/31/2014                   1.48                  0                  0               0.50%               5.1%
12/31/2013                   1.41                  0                  0               0.50%              19.8%
12/31/2012                   1.18                  0                  0               0.50%              15.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.25%               7.0%
12/31/2015                   1.49                  0                  0               0.25%              -0.7%
12/31/2014                   1.50                  0                  0               0.25%               5.4%
12/31/2013                   1.42                  0                  0               0.25%              20.1%
12/31/2012                   1.18                  0                  0               0.25%              15.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%               7.2%
12/31/2015                   1.51                  0                  0               0.00%              -0.4%
12/31/2014                   1.51                  0                  0               0.00%               5.7%
12/31/2013                   1.43                  0                  0               0.00%              20.4%
12/31/2012                   1.19                  0                  0               0.00%              15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.6%
                 2015                                   1.6%
                 2014                                   1.7%
                 2013                                   1.8%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2030 FUND R CLASS - 74149P804

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   19,695,629    $   19,440,233           888,517
                                                                         ===============   ===============
Receivables: investments sold                                  20,577
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   19,716,206
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   17,530,074        11,558,570    $         1.52
Band 100                                                           --                --              1.54
Band 75                                                            --                --              1.56
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.61
Band 0                                                      2,186,132         1,334,410              1.64
                                                       ---------------   ---------------
 Total                                                 $   19,716,206        12,892,980
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      212,300
Mortality & expense charges                                                                      (229,827)
                                                                                           ---------------
Net investment income (loss)                                                                      (17,527)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (54,613)
Realized gain distributions                                                                       509,521
Net change in unrealized appreciation (depreciation)                                              886,003
                                                                                           ---------------
Net gain (loss)                                                                                 1,340,911
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,323,384
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (17,527)   $            (9,992)
Net realized gain (loss)                                                   (54,613)               628,028
Realized gain distributions                                                509,521                738,573
Net change in unrealized appreciation (depreciation)                       886,003             (1,787,009)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,323,384               (430,400)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,588,055              7,934,644
Cost of units redeemed                                                  (8,538,794)            (4,813,727)
Account charges                                                            (22,838)               (23,887)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,973,577)             3,097,030
                                                               --------------------   --------------------
Net increase (decrease)                                                   (650,193)             2,666,630
Net assets, beginning                                                   20,366,399             17,699,769
                                                               --------------------   --------------------
Net assets, ending                                             $        19,716,206    $        20,366,399
                                                               ====================   ====================

Units sold                                                               4,634,507              5,458,659
Units redeemed                                                          (5,877,742)            (3,410,211)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,243,235)             2,048,448
Units outstanding, beginning                                            14,136,215             12,087,767
                                                               --------------------   --------------------
Units outstanding, ending                                               12,892,980             14,136,215
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,892,897
Cost of units redeemed/account charges                                                        (21,601,936)
Net investment income (loss)                                                                       23,943
Net realized gain (loss)                                                                        1,239,394
Realized gain distributions                                                                     1,906,512
Net change in unrealized appreciation (depreciation)                                              255,396
                                                                                      --------------------
Net assets                                                                            $        19,716,206
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.52             11,559    $        17,530               1.25%               5.8%
12/31/2015                   1.43             13,028             18,673               1.25%              -1.7%
12/31/2014                   1.46             11,231             16,382               1.25%               4.2%
12/31/2013                   1.40              6,523              9,128               1.25%              20.9%
12/31/2012                   1.16              4,802              5,559               1.25%              14.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54                  0    $             0               1.00%               6.1%
12/31/2015                   1.45                  0                  0               1.00%              -1.5%
12/31/2014                   1.47                  0                  0               1.00%               4.5%
12/31/2013                   1.41                  0                  0               1.00%              21.2%
12/31/2012                   1.16                  0                  0               1.00%              15.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.75%               6.3%
12/31/2015                   1.47                  0                  0               0.75%              -1.3%
12/31/2014                   1.49                  0                  0               0.75%               4.8%
12/31/2013                   1.42                  0                  0               0.75%              21.5%
12/31/2012                   1.17                  0                  0               0.75%              15.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%               6.6%
12/31/2015                   1.49                  0                  0               0.50%              -1.0%
12/31/2014                   1.51                  0                  0               0.50%               5.0%
12/31/2013                   1.43                  0                  0               0.50%              21.8%
12/31/2012                   1.18                  0                  0               0.50%              15.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.25%               6.9%
12/31/2015                   1.51                  0                  0               0.25%              -0.8%
12/31/2014                   1.52                  0                  0               0.25%               5.3%
12/31/2013                   1.44                  0                  0               0.25%              22.1%
12/31/2012                   1.18                  0                  0               0.25%              16.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64              1,334    $         2,186               0.00%               7.1%
12/31/2015                   1.53              1,108              1,694               0.00%              -0.5%
12/31/2014                   1.54                857              1,317               0.00%               5.5%
12/31/2013                   1.46                823              1,199               0.00%              22.4%
12/31/2012                   1.19                282                335               0.00%              16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   1.2%
                 2014                                   1.3%
                 2013                                   1.1%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2030 FUND ADVISOR CLASS - 74149P846

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   22,182,279    $   22,425,596           991,273
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (27,312)
                                                       ---------------
Net assets                                             $   22,154,967
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   22,154,967        14,381,402    $         1.54
Band 100                                                           --                --              1.56
Band 75                                                            --                --              1.59
Band 50                                                            --                --              1.61
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $   22,154,967        14,381,402
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      294,872
Mortality & expense charges                                                                      (253,293)
                                                                                           ---------------
Net investment income (loss)                                                                       41,579
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (24,862)
Realized gain distributions                                                                       570,721
Net change in unrealized appreciation (depreciation)                                              691,474
                                                                                           ---------------
Net gain (loss)                                                                                 1,237,333
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,278,912
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            41,579    $           (30,092)
Net realized gain (loss)                                                   (24,862)             1,140,187
Realized gain distributions                                                570,721                586,025
Net change in unrealized appreciation (depreciation)                       691,474             (2,238,600)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,278,912               (542,480)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,487,706              5,361,988
Cost of units redeemed                                                  (3,973,758)            (8,223,835)
Account charges                                                            (22,353)               (15,764)
                                                               --------------------   --------------------
Increase (decrease)                                                      4,491,595             (2,877,611)
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,770,507             (3,420,091)
Net assets, beginning                                                   16,384,460             19,804,551
                                                               --------------------   --------------------
Net assets, ending                                             $        22,154,967    $        16,384,460
                                                               ====================   ====================

Units sold                                                               5,755,060              3,666,319
Units redeemed                                                          (2,656,890)            (5,813,379)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,098,170             (2,147,060)
Units outstanding, beginning                                            11,283,232             13,430,292
                                                               --------------------   --------------------
Units outstanding, ending                                               14,381,402             11,283,232
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        35,478,401
Cost of units redeemed/account charges                                                        (16,598,843)
Net investment income (loss)                                                                      110,884
Net realized gain (loss)                                                                        1,551,437
Realized gain distributions                                                                     1,856,405
Net change in unrealized appreciation (depreciation)                                             (243,317)
                                                                                      --------------------
Net assets                                                                            $        22,154,967
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54             14,381    $        22,155               1.25%               6.1%
12/31/2015                   1.45             11,283             16,384               1.25%              -1.5%
12/31/2014                   1.47             13,430             19,805               1.25%               4.5%
12/31/2013                   1.41              7,747             10,930               1.25%              21.2%
12/31/2012                   1.16              3,746              4,362               1.25%              15.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               1.00%               6.4%
12/31/2015                   1.47                  0                  0               1.00%              -1.3%
12/31/2014                   1.49                  0                  0               1.00%               4.8%
12/31/2013                   1.42                  0                  0               1.00%              21.5%
12/31/2012                   1.17                  0                  0               1.00%              15.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%               6.6%
12/31/2015                   1.49                  0                  0               0.75%              -1.0%
12/31/2014                   1.51                  0                  0               0.75%               5.0%
12/31/2013                   1.43                  0                  0               0.75%              21.8%
12/31/2012                   1.18                  0                  0               0.75%              15.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.50%               6.9%
12/31/2015                   1.51                  0                  0               0.50%              -0.8%
12/31/2014                   1.52                  0                  0               0.50%               5.3%
12/31/2013                   1.44                  0                  0               0.50%              22.1%
12/31/2012                   1.18                  0                  0               0.50%              16.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               7.2%
12/31/2015                   1.53                  0                  0               0.25%              -0.5%
12/31/2014                   1.54                  0                  0               0.25%               5.6%
12/31/2013                   1.46                  0                  0               0.25%              22.4%
12/31/2012                   1.19                  0                  0               0.25%              16.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%               7.4%
12/31/2015                   1.55                  0                  0               0.00%              -0.3%
12/31/2014                   1.55                  0                  0               0.00%               5.8%
12/31/2013                   1.47                  0                  0               0.00%              22.7%
12/31/2012                   1.20                  0                  0               0.00%              16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.5%
                 2015                                   1.2%
                 2014                                   1.6%
                 2013                                   1.4%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2035 FUND R CLASS - 74149P630

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   17,914,417    $   17,580,097         1,116,269
                                                                         ===============   ===============
Receivables: investments sold                                  12,868
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   17,927,285
                                                       ===============

                                                                             UNITS          ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ----------------  ---------------   ---------------
Band 125                                               $   14,288,156         9,251,393    $         1.54
Band 100                                                           --                --              1.57
Band 75                                                            --                --              1.59
Band 50                                                            --                --              1.62
Band 25                                                            --                --              1.64
Band 0                                                      3,639,129         2,181,345              1.67
                                                       ---------------   ---------------
 Total                                                 $   17,927,285        11,432,738
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                                                $       171,228
Mortality & expense charges                                                                                           (171,660)
                                                                                                               ----------------
Net investment income (loss)                                                                                              (432)
                                                                                                               ----------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                               (15,233)
Realized gain distributions                                                                                            502,983
Net change in unrealized appreciation (depreciation)                                                                   638,326
                                                                                                               ----------------
Net gain (loss)                                                                                                      1,126,076
                                                                                                               ----------------

Increase (decrease) in net assets from operations                                                              $     1,125,644
                                                                                                               ================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 PERIOD ENDED            PERIOD ENDED
                                                               DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (432)   $           (16,633)
Net realized gain (loss)                                                   (15,233)               542,766
Realized gain distributions                                                502,983                599,495
Net change in unrealized appreciation (depreciation)                       638,326             (1,422,274)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,125,644               (296,646)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,096,506              6,464,136
Cost of units redeemed                                                  (4,725,701)            (4,830,965)
Account charges                                                            (15,972)               (13,888)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,354,833              1,619,283
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,480,477              1,322,637
Net assets, beginning                                                   15,446,808             14,124,171
                                                               --------------------   --------------------
Net assets, ending                                             $        17,927,285    $        15,446,808
                                                               ====================   ====================

Units sold                                                               4,163,805              4,322,718
Units redeemed                                                          (3,208,089)            (3,292,070)
                                                               --------------------   --------------------
Net increase (decrease)                                                    955,716              1,030,648
Units outstanding, beginning                                            10,477,022              9,446,374
                                                               --------------------   --------------------
Units outstanding, ending                                               11,432,738             10,477,022
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                                                       $    29,916,925
Cost of units redeemed/account charges                                                                             (15,085,394)
Net investment income (loss)                                                                                             9,099
Net realized gain (loss)                                                                                             1,146,738
Realized gain distributions                                                                                          1,605,597
Net change in unrealized appreciation (depreciation)                                                                   334,320
                                                                                                               ----------------
Net assets                                                                                                     $    17,927,285
                                                                                                               ================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.54              9,251    $        14,288               1.25%               5.8%
12/31/2015                   1.46              8,944             13,058               1.25%              -1.6%
12/31/2014                   1.48              8,088             12,001               1.25%               4.3%
12/31/2013                   1.42              6,075              8,645               1.25%              22.6%
12/31/2012                   1.16              3,233              3,751               1.25%              15.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               1.00%               6.0%
12/31/2015                   1.48                  0                  0               1.00%              -1.4%
12/31/2014                   1.50                  0                  0               1.00%               4.5%
12/31/2013                   1.43                  0                  0               1.00%              23.0%
12/31/2012                   1.17                  0                  0               1.00%              15.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.75%               6.3%
12/31/2015                   1.50                  0                  0               0.75%              -1.1%
12/31/2014                   1.52                  0                  0               0.75%               4.8%
12/31/2013                   1.45                  0                  0               0.75%              23.3%
12/31/2012                   1.17                  0                  0               0.75%              16.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.50%               6.6%
12/31/2015                   1.52                  0                  0               0.50%              -0.9%
12/31/2014                   1.53                  0                  0               0.50%               5.1%
12/31/2013                   1.46                  0                  0               0.50%              23.6%
12/31/2012                   1.18                  0                  0               0.50%              16.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               6.8%
12/31/2015                   1.54                  0                  0               0.25%              -0.6%
12/31/2014                   1.55                  0                  0               0.25%               5.3%
12/31/2013                   1.47                  0                  0               0.25%              23.9%
12/31/2012                   1.19                  0                  0               0.25%              16.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67              2,181    $         3,639               0.00%               7.1%
12/31/2015                   1.56              1,533              2,388               0.00%              -0.4%
12/31/2014                   1.56              1,358              2,123               0.00%               5.6%
12/31/2013                   1.48              1,307              1,935               0.00%              24.2%
12/31/2012                   1.19                223                266               0.00%              16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.0%
                 2014                                   1.2%
                 2013                                   1.0%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2035 FUND ADVISOR CLASS - 74149P648

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   17,743,069    $   17,649,159         1,094,870
                                                                         ===============   ===============
Receivables: investments sold                                  15,725
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   17,758,794
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   17,758,794        11,323,775    $         1.57
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.62
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.67
Band 0                                                             --                --              1.69
                                                       ---------------   ---------------
 Total                                                 $   17,758,794        11,323,775
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      209,856
Mortality & expense charges                                                                      (211,018)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,162)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           38,404
Realized gain distributions                                                                       493,162
Net change in unrealized appreciation (depreciation)                                              517,889
                                                                                           ---------------
Net gain (loss)                                                                                 1,049,455
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,048,293
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,162)   $             7,890
Net realized gain (loss)                                                    38,404                199,132
Realized gain distributions                                                493,162                552,157
Net change in unrealized appreciation (depreciation)                       517,889             (1,004,505)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,048,293               (245,326)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 6,260,478              5,280,507
Cost of units redeemed                                                  (4,031,708)            (1,946,802)
Account charges                                                            (20,519)               (14,882)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,208,251              3,318,823
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,256,544              3,073,497
Net assets, beginning                                                   14,502,250             11,428,753
                                                               --------------------   --------------------
Net assets, ending                                             $        17,758,794    $        14,502,250
                                                               ====================   ====================

Units sold                                                               4,199,631              3,575,990
Units redeemed                                                          (2,680,185)            (1,393,802)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,519,446              2,182,188
Units outstanding, beginning                                             9,804,329              7,622,141
                                                               --------------------   --------------------
Units outstanding, ending                                               11,323,775              9,804,329
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,438,323
Cost of units redeemed/account charges                                                         (8,889,209)
Net investment income (loss)                                                                       53,718
Net realized gain (loss)                                                                          657,751
Realized gain distributions                                                                     1,404,301
Net change in unrealized appreciation (depreciation)                                               93,910
                                                                                      --------------------
Net assets                                                                            $        17,758,794
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57             11,324    $        17,759               1.25%               6.0%
12/31/2015                   1.48              9,804             14,502               1.25%              -1.4%
12/31/2014                   1.50              7,622             11,429               1.25%               4.5%
12/31/2013                   1.43              4,770              6,842               1.25%              23.0%
12/31/2012                   1.17              1,622              1,891               1.25%              15.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               6.3%
12/31/2015                   1.50                  0                  0               1.00%              -1.1%
12/31/2014                   1.52                  0                  0               1.00%               4.8%
12/31/2013                   1.45                  0                  0               1.00%              23.3%
12/31/2012                   1.17                  0                  0               1.00%              15.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.75%               6.6%
12/31/2015                   1.52                  0                  0               0.75%              -0.9%
12/31/2014                   1.53                  0                  0               0.75%               5.1%
12/31/2013                   1.46                  0                  0               0.75%              23.6%
12/31/2012                   1.18                  0                  0               0.75%              16.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               6.8%
12/31/2015                   1.54                  0                  0               0.50%              -0.6%
12/31/2014                   1.55                  0                  0               0.50%               5.3%
12/31/2013                   1.47                  0                  0               0.50%              23.9%
12/31/2012                   1.19                  0                  0               0.50%              16.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                  0    $             0               0.25%               7.1%
12/31/2015                   1.56                  0                  0               0.25%              -0.4%
12/31/2014                   1.56                  0                  0               0.25%               5.6%
12/31/2013                   1.48                  0                  0               0.25%              24.2%
12/31/2012                   1.19                  0                  0               0.25%              16.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.00%               7.4%
12/31/2015                   1.58                  0                  0               0.00%              -0.1%
12/31/2014                   1.58                  0                  0               0.00%               5.8%
12/31/2013                   1.49                  0                  0               0.00%              24.5%
12/31/2012                   1.20                  0                  0               0.00%              17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.3%
                 2014                                   1.4%
                 2013                                   1.4%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2040 FUND ADVISOR CLASS - 74149P838

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   17,092,711    $   17,324,889           738,747
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (86,753)
                                                       ---------------
Net assets                                             $   17,005,958
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   17,005,958        10,731,335    $         1.58
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.63
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.69
Band 0                                                             --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $   17,005,958        10,731,335
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      185,557
Mortality & expense charges                                                                      (200,190)
                                                                                           ---------------
Net investment income (loss)                                                                      (14,633)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (84,636)
Realized gain distributions                                                                       556,671
Net change in unrealized appreciation (depreciation)                                              537,390
                                                                                           ---------------
Net gain (loss)                                                                                 1,009,425
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      994,792
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (14,633)   $           (30,465)
Net realized gain (loss)                                                   (84,636)               699,534
Realized gain distributions                                                556,671                629,822
Net change in unrealized appreciation (depreciation)                       537,390             (1,685,757)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          994,792               (386,866)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,198,835              5,697,343
Cost of units redeemed                                                  (3,673,074)            (5,277,670)
Account charges                                                            (20,105)               (16,058)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,505,656                403,615
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,500,448                 16,749
Net assets, beginning                                                   14,505,510             14,488,761
                                                               --------------------   --------------------
Net assets, ending                                             $        17,005,958    $        14,505,510
                                                               ====================   ====================

Units sold                                                               3,484,514              3,936,600
Units redeemed                                                          (2,456,484)            (3,800,743)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,028,030                135,857
Units outstanding, beginning                                             9,703,305              9,567,448
                                                               --------------------   --------------------
Units outstanding, ending                                               10,731,335              9,703,305
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        27,157,334
Cost of units redeemed/account charges                                                        (12,626,142)
Net investment income (loss)                                                                      (30,095)
Net realized gain (loss)                                                                        1,046,845
Realized gain distributions                                                                     1,690,194
Net change in unrealized appreciation (depreciation)                                             (232,178)
                                                                                      --------------------
Net assets                                                                            $        17,005,958
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58             10,731    $        17,006               1.25%               6.0%
12/31/2015                   1.49              9,703             14,506               1.25%              -1.3%
12/31/2014                   1.51              9,567             14,489               1.25%               4.6%
12/31/2013                   1.45              5,869              8,500               1.25%              24.1%
12/31/2012                   1.17              2,108              2,461               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               6.3%
12/31/2015                   1.51                  0                  0               1.00%              -1.0%
12/31/2014                   1.53                  0                  0               1.00%               4.8%
12/31/2013                   1.46                  0                  0               1.00%              24.4%
12/31/2012                   1.17                  0                  0               1.00%              16.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.75%               6.5%
12/31/2015                   1.53                  0                  0               0.75%              -0.8%
12/31/2014                   1.55                  0                  0               0.75%               5.1%
12/31/2013                   1.47                  0                  0               0.75%              24.7%
12/31/2012                   1.18                  0                  0               0.75%              16.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               6.8%
12/31/2015                   1.55                  0                  0               0.50%              -0.5%
12/31/2014                   1.56                  0                  0               0.50%               5.4%
12/31/2013                   1.48                  0                  0               0.50%              25.0%
12/31/2012                   1.19                  0                  0               0.50%              16.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.1%
12/31/2015                   1.57                  0                  0               0.25%              -0.3%
12/31/2014                   1.58                  0                  0               0.25%               5.6%
12/31/2013                   1.49                  0                  0               0.25%              25.3%
12/31/2012                   1.19                  0                  0               0.25%              17.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.00%               7.3%
12/31/2015                   1.59                  0                  0               0.00%               0.0%
12/31/2014                   1.60                  0                  0               0.00%               5.9%
12/31/2013                   1.51                  0                  0               0.00%              25.6%
12/31/2012                   1.20                  0                  0               0.00%              17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.1%
                 2014                                   1.3%
                 2013                                   1.2%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2040 FUND R CLASS - 74149P887

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   16,242,535    $   16,104,654           709,850
                                                                         ===============   ===============
Receivables: investments sold                                   5,942
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   16,248,477
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,077,645         7,100,654    $         1.56
Band 100                                                           --                --              1.58
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.63
Band 25                                                            --                --              1.66
Band 0                                                      5,170,832         3,068,317              1.69
                                                       ---------------   ---------------
 Total                                                 $   16,248,477        10,168,971
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      135,698
Mortality & expense charges                                                                      (138,203)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,505)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (58,061)
Realized gain distributions                                                                       529,224
Net change in unrealized appreciation (depreciation)                                              606,780
                                                                                           ---------------
Net gain (loss)                                                                                 1,077,943
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,075,438
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,505)   $            (6,478)
Net realized gain (loss)                                                   (58,061)               539,160
Realized gain distributions                                                529,224                642,666
Net change in unrealized appreciation (depreciation)                       606,780             (1,461,845)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,075,438               (286,497)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 5,757,635              6,981,715
Cost of units redeemed                                                  (5,221,393)            (4,349,700)
Account charges                                                            (19,960)               (17,431)
                                                               --------------------   --------------------
Increase (decrease)                                                        516,282              2,614,584
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,591,720              2,328,087
Net assets, beginning                                                   14,656,757             12,328,670
                                                               --------------------   --------------------
Net assets, ending                                             $        16,248,477    $        14,656,757
                                                               ====================   ====================

Units sold                                                               3,869,031              4,671,306
Units redeemed                                                          (3,468,786)            (3,032,111)
                                                               --------------------   --------------------
Net increase (decrease)                                                    400,245              1,639,195
Units outstanding, beginning                                             9,768,726              8,129,531
                                                               --------------------   --------------------
Units outstanding, ending                                               10,168,971              9,768,726
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        29,322,328
Cost of units redeemed/account charges                                                        (16,023,339)
Net investment income (loss)                                                                      (13,035)
Net realized gain (loss)                                                                        1,165,628
Realized gain distributions                                                                     1,659,014
Net change in unrealized appreciation (depreciation)                                              137,881
                                                                                      --------------------
Net assets                                                                            $        16,248,477
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56              7,101    $        11,078               1.25%               5.8%
12/31/2015                   1.47              7,231             10,664               1.25%              -1.6%
12/31/2014                   1.50              6,306              9,449               1.25%               4.3%
12/31/2013                   1.44              4,662              6,696               1.25%              23.8%
12/31/2012                   1.16              3,111              3,611               1.25%              15.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               1.00%               6.0%
12/31/2015                   1.49                  0                  0               1.00%              -1.3%
12/31/2014                   1.51                  0                  0               1.00%               4.6%
12/31/2013                   1.45                  0                  0               1.00%              24.1%
12/31/2012                   1.17                  0                  0               1.00%              15.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               6.3%
12/31/2015                   1.51                  0                  0               0.75%              -1.1%
12/31/2014                   1.53                  0                  0               0.75%               4.9%
12/31/2013                   1.46                  0                  0               0.75%              24.4%
12/31/2012                   1.17                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.63                  0    $             0               0.50%               6.6%
12/31/2015                   1.53                  0                  0               0.50%              -0.8%
12/31/2014                   1.55                  0                  0               0.50%               5.1%
12/31/2013                   1.47                  0                  0               0.50%              24.7%
12/31/2012                   1.18                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%               6.8%
12/31/2015                   1.55                  0                  0               0.25%              -0.6%
12/31/2014                   1.56                  0                  0               0.25%               5.4%
12/31/2013                   1.48                  0                  0               0.25%              25.0%
12/31/2012                   1.19                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69              3,068    $         5,171               0.00%               7.1%
12/31/2015                   1.57              2,537              3,992               0.00%              -0.3%
12/31/2014                   1.58              1,824              2,879               0.00%               5.7%
12/31/2013                   1.49              1,776              2,654               0.00%              25.3%
12/31/2012                   1.19                178                212               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.0%
                 2014                                   0.9%
                 2013                                   0.9%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2045 FUND R CLASS - 74149P614

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,413,643    $    9,363,059           609,670
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (36,907)
                                                       ---------------
Net assets                                             $    9,376,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,737,530         4,951,319    $         1.56
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                      1,639,206           971,051              1.69
                                                       ---------------   ---------------
 Total                                                 $    9,376,736         5,922,370
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       83,068
Mortality & expense charges                                                                      (100,739)
                                                                                           ---------------
Net investment income (loss)                                                                      (17,671)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (138,586)
Realized gain distributions                                                                       296,672
Net change in unrealized appreciation (depreciation)                                              461,833
                                                                                           ---------------
Net gain (loss)                                                                                   619,919
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      602,248
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (17,671)   $           (28,184)
Net realized gain (loss)                                                  (138,586)               409,920
Realized gain distributions                                                296,672                375,763
Net change in unrealized appreciation (depreciation)                       461,833               (974,440)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          602,248               (216,941)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,256,526              5,096,966
Cost of units redeemed                                                  (4,735,494)            (3,587,785)
Account charges                                                            (13,683)               (10,751)
                                                               --------------------   --------------------
Increase (decrease)                                                       (492,651)             1,498,430
                                                               --------------------   --------------------
Net increase (decrease)                                                    109,597              1,281,489
Net assets, beginning                                                    9,267,139              7,985,650
                                                               --------------------   --------------------
Net assets, ending                                             $         9,376,736    $         9,267,139
                                                               ====================   ====================

Units sold                                                               2,843,327              3,378,417
Units redeemed                                                          (3,170,270)            (2,436,623)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (326,943)               941,794
Units outstanding, beginning                                             6,249,313              5,307,519
                                                               --------------------   --------------------
Units outstanding, ending                                                5,922,370              6,249,313
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        19,136,891
Cost of units redeemed/account charges                                                        (11,279,046)
Net investment income (loss)                                                                      (49,002)
Net realized gain (loss)                                                                          585,948
Realized gain distributions                                                                       931,361
Net change in unrealized appreciation (depreciation)                                               50,584
                                                                                      --------------------
Net assets                                                                            $         9,376,736
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56              4,951    $         7,738               1.25%               5.9%
12/31/2015                   1.48              5,809              8,573               1.25%              -1.6%
12/31/2014                   1.50              4,980              7,468               1.25%               4.3%
12/31/2013                   1.44              3,341              4,802               1.25%              23.8%
12/31/2012                   1.16              1,481              1,720               1.25%              15.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               6.1%
12/31/2015                   1.50                  0                  0               1.00%              -1.3%
12/31/2014                   1.52                  0                  0               1.00%               4.6%
12/31/2013                   1.45                  0                  0               1.00%              24.1%
12/31/2012                   1.17                  0                  0               1.00%              15.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               6.4%
12/31/2015                   1.51                  0                  0               0.75%              -1.1%
12/31/2014                   1.53                  0                  0               0.75%               4.8%
12/31/2013                   1.46                  0                  0               0.75%              24.4%
12/31/2012                   1.17                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               6.7%
12/31/2015                   1.53                  0                  0               0.50%              -0.8%
12/31/2014                   1.55                  0                  0               0.50%               5.1%
12/31/2013                   1.47                  0                  0               0.50%              24.7%
12/31/2012                   1.18                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%               6.9%
12/31/2015                   1.55                  0                  0               0.25%              -0.6%
12/31/2014                   1.56                  0                  0               0.25%               5.4%
12/31/2013                   1.48                  0                  0               0.25%              25.0%
12/31/2012                   1.19                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                971    $         1,639               0.00%               7.2%
12/31/2015                   1.57                441                694               0.00%              -0.3%
12/31/2014                   1.58                328                518               0.00%               5.6%
12/31/2013                   1.50                261                390               0.00%              25.3%
12/31/2012                   1.19                 99                118               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   0.9%
                 2014                                   1.0%
                 2013                                   1.0%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2045 FUND ADVISOR CLASS - 74149P622

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,993,281    $   12,118,611           770,500
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (19,703)
                                                       ---------------
Net assets                                             $   11,973,578
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   11,973,578         7,549,502    $         1.59
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.69
Band 0                                                             --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $   11,973,578         7,549,502
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      125,007
Mortality & expense charges                                                                      (132,539)
                                                                                           ---------------
Net investment income (loss)                                                                       (7,532)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (22,974)
Realized gain distributions                                                                       367,669
Net change in unrealized appreciation (depreciation)                                              346,861
                                                                                           ---------------
Net gain (loss)                                                                                   691,556
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      684,024
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (7,532)   $            (8,683)
Net realized gain (loss)                                                   (22,974)               178,923
Realized gain distributions                                                367,669                352,939
Net change in unrealized appreciation (depreciation)                       346,861               (700,915)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          684,024               (177,736)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,965,231              4,181,860
Cost of units redeemed                                                  (1,691,202)            (1,664,044)
Account charges                                                            (17,194)               (12,334)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,256,835              2,505,482
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,940,859              2,327,746
Net assets, beginning                                                    9,032,719              6,704,973
                                                               --------------------   --------------------
Net assets, ending                                             $        11,973,578    $         9,032,719
                                                               ====================   ====================

Units sold                                                               2,622,386              2,777,946
Units redeemed                                                          (1,117,776)            (1,160,807)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,504,610              1,617,139
Units outstanding, beginning                                             6,044,892              4,427,753
                                                               --------------------   --------------------
Units outstanding, ending                                                7,549,502              6,044,892
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,634,956
Cost of units redeemed/account charges                                                         (5,983,066)
Net investment income (loss)                                                                       (1,108)
Net realized gain (loss)                                                                          520,051
Realized gain distributions                                                                       928,075
Net change in unrealized appreciation (depreciation)                                             (125,330)
                                                                                      --------------------
Net assets                                                                            $        11,973,578
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59              7,550    $        11,974               1.25%               6.1%
12/31/2015                   1.49              6,045              9,033               1.25%              -1.3%
12/31/2014                   1.51              4,428              6,705               1.25%               4.6%
12/31/2013                   1.45              3,100              4,488               1.25%              24.1%
12/31/2012                   1.17                638                744               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               6.4%
12/31/2015                   1.51                  0                  0               1.00%              -1.1%
12/31/2014                   1.53                  0                  0               1.00%               4.9%
12/31/2013                   1.46                  0                  0               1.00%              24.4%
12/31/2012                   1.17                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               6.7%
12/31/2015                   1.53                  0                  0               0.75%              -0.8%
12/31/2014                   1.55                  0                  0               0.75%               5.1%
12/31/2013                   1.47                  0                  0               0.75%              24.7%
12/31/2012                   1.18                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               6.9%
12/31/2015                   1.55                  0                  0               0.50%              -0.6%
12/31/2014                   1.56                  0                  0               0.50%               5.4%
12/31/2013                   1.48                  0                  0               0.50%              25.0%
12/31/2012                   1.19                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.2%
12/31/2015                   1.57                  0                  0               0.25%              -0.3%
12/31/2014                   1.58                  0                  0               0.25%               5.6%
12/31/2013                   1.49                  0                  0               0.25%              25.3%
12/31/2012                   1.19                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.00%               7.5%
12/31/2015                   1.59                  0                  0               0.00%              -0.1%
12/31/2014                   1.60                  0                  0               0.00%               5.9%
12/31/2013                   1.51                  0                  0               0.00%              25.6%
12/31/2012                   1.20                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.2%
                 2014                                   1.3%
                 2013                                   1.4%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2050 FUND R CLASS - 74149P721

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    7,737,760    $    7,679,130           598,440
                                                                         ===============   ===============
Receivables: investments sold                                   6,060
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    7,743,820
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,528,915         4,180,576    $         1.56
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                      1,214,905           720,167              1.69
                                                       ---------------   ---------------
 Total                                                 $    7,743,820         4,900,743
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       63,187
Mortality & expense charges                                                                       (84,576)
                                                                                           ---------------
Net investment income (loss)                                                                      (21,389)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (116,656)
Realized gain distributions                                                                       232,646
Net change in unrealized appreciation (depreciation)                                              412,901
                                                                                           ---------------
Net gain (loss)                                                                                   528,891
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      507,502
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (21,389)   $           (18,049)
Net realized gain (loss)                                                  (116,656)               423,059
Realized gain distributions                                                232,646                278,052
Net change in unrealized appreciation (depreciation)                       412,901               (810,883)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          507,502               (127,821)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,915,881              3,905,772
Cost of units redeemed                                                  (4,000,625)            (3,075,311)
Account charges                                                            (14,506)               (14,736)
                                                               --------------------   --------------------
Increase (decrease)                                                        (99,250)               815,725
                                                               --------------------   --------------------
Net increase (decrease)                                                    408,252                687,904
Net assets, beginning                                                    7,335,568              6,647,664
                                                               --------------------   --------------------
Net assets, ending                                             $         7,743,820    $         7,335,568
                                                               ====================   ====================

Units sold                                                               2,628,133              2,626,327
Units redeemed                                                          (2,674,178)            (2,104,020)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (46,045)               522,307
Units outstanding, beginning                                             4,946,788              4,424,481
                                                               --------------------   --------------------
Units outstanding, ending                                                4,900,743              4,946,788
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,191,414
Cost of units redeemed/account charges                                                         (9,800,405)
Net investment income (loss)                                                                      (53,938)
Net realized gain (loss)                                                                          618,613
Realized gain distributions                                                                       729,506
Net change in unrealized appreciation (depreciation)                                               58,630
                                                                                      --------------------
Net assets                                                                            $         7,743,820
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56              4,181    $         6,529               1.25%               5.9%
12/31/2015                   1.48              4,564              6,732               1.25%              -1.5%
12/31/2014                   1.50              4,171              6,248               1.25%               4.3%
12/31/2013                   1.44              2,596              3,727               1.25%              23.7%
12/31/2012                   1.16              1,376              1,597               1.25%              15.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               6.1%
12/31/2015                   1.49                  0                  0               1.00%              -1.3%
12/31/2014                   1.51                  0                  0               1.00%               4.6%
12/31/2013                   1.45                  0                  0               1.00%              24.0%
12/31/2012                   1.17                  0                  0               1.00%              15.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               6.4%
12/31/2015                   1.51                  0                  0               0.75%              -1.0%
12/31/2014                   1.53                  0                  0               0.75%               4.9%
12/31/2013                   1.46                  0                  0               0.75%              24.3%
12/31/2012                   1.17                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               6.7%
12/31/2015                   1.53                  0                  0               0.50%              -0.8%
12/31/2014                   1.55                  0                  0               0.50%               5.1%
12/31/2013                   1.47                  0                  0               0.50%              24.6%
12/31/2012                   1.18                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%               6.9%
12/31/2015                   1.55                  0                  0               0.25%              -0.5%
12/31/2014                   1.56                  0                  0               0.25%               5.4%
12/31/2013                   1.48                  0                  0               0.25%              24.9%
12/31/2012                   1.19                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                720    $         1,215               0.00%               7.2%
12/31/2015                   1.57                383                603               0.00%              -0.3%
12/31/2014                   1.58                253                399               0.00%               5.7%
12/31/2013                   1.49                230                343               0.00%              25.2%
12/31/2012                   1.19                 92                110               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.8%
                 2015                                   0.9%
                 2014                                   1.0%
                 2013                                   1.0%
                 2012                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2050 FUND ADVISOR CLASS - 74149P739

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,697,517    $    8,734,916           667,491
                                                                         ===============   ===============
Receivables: investments sold                                   6,566
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    8,704,083
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    8,704,083         5,489,294    $         1.59
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.69
Band 0                                                             --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $    8,704,083         5,489,294
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       88,670
Mortality & expense charges                                                                       (92,947)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,277)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,622)
Realized gain distributions                                                                       256,511
Net change in unrealized appreciation (depreciation)                                              242,914
                                                                                           ---------------
Net gain (loss)                                                                                   495,803
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      491,526
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,277)   $               658
Net realized gain (loss)                                                    (3,622)                87,247
Realized gain distributions                                                256,511                226,228
Net change in unrealized appreciation (depreciation)                       242,914               (440,156)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          491,526               (126,023)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,616,157              3,085,395
Cost of units redeemed                                                  (1,426,971)              (999,088)
Account charges                                                            (16,614)               (11,505)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,172,572              2,074,802
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,664,098              1,948,779
Net assets, beginning                                                    6,039,985              4,091,206
                                                               --------------------   --------------------
Net assets, ending                                             $         8,704,083    $         6,039,985
                                                               ====================   ====================

Units sold                                                               2,388,648              2,050,793
Units redeemed                                                            (941,714)              (711,408)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,446,934              1,339,385
Units outstanding, beginning                                             4,042,360              2,702,975
                                                               --------------------   --------------------
Units outstanding, ending                                                5,489,294              4,042,360
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        12,107,022
Cost of units redeemed/account charges                                                         (4,259,111)
Net investment income (loss)                                                                        1,149
Net realized gain (loss)                                                                          278,732
Realized gain distributions                                                                       613,690
Net change in unrealized appreciation (depreciation)                                              (37,399)
                                                                                      --------------------
Net assets                                                                            $         8,704,083
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59              5,489    $         8,704               1.25%               6.1%
12/31/2015                   1.49              4,042              6,040               1.25%              -1.3%
12/31/2014                   1.51              2,703              4,091               1.25%               4.6%
12/31/2013                   1.45              1,927              2,789               1.25%              24.0%
12/31/2012                   1.17                365                426               1.25%              15.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               6.4%
12/31/2015                   1.51                  0                  0               1.00%              -1.0%
12/31/2014                   1.53                  0                  0               1.00%               4.9%
12/31/2013                   1.46                  0                  0               1.00%              24.3%
12/31/2012                   1.17                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               6.7%
12/31/2015                   1.53                  0                  0               0.75%              -0.8%
12/31/2014                   1.55                  0                  0               0.75%               5.1%
12/31/2013                   1.47                  0                  0               0.75%              24.7%
12/31/2012                   1.18                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               6.9%
12/31/2015                   1.55                  0                  0               0.50%              -0.5%
12/31/2014                   1.56                  0                  0               0.50%               5.4%
12/31/2013                   1.48                  0                  0               0.50%              25.0%
12/31/2012                   1.19                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.2%
12/31/2015                   1.57                  0                  0               0.25%              -0.3%
12/31/2014                   1.58                  0                  0               0.25%               5.7%
12/31/2013                   1.49                  0                  0               0.25%              25.3%
12/31/2012                   1.19                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.00%               7.5%
12/31/2015                   1.59                  0                  0               0.00%               0.0%
12/31/2014                   1.59                  0                  0               0.00%               5.9%
12/31/2013                   1.51                  0                  0               0.00%              25.6%
12/31/2012                   1.20                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.3%
                 2014                                   1.2%
                 2013                                   1.4%
                 2012                                   1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2055 FUND R CLASS - 74149P580

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,207,298    $    3,187,966           246,306
                                                                         ===============   ===============
Receivables: investments sold                                   2,080
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,209,378
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,806,255         1,795,783    $         1.56
Band 100                                                           --                --              1.59
Band 75                                                            --                --              1.61
Band 50                                                            --                --              1.64
Band 25                                                            --                --              1.66
Band 0                                                        403,123           238,810              1.69
                                                       ---------------   ---------------
 Total                                                 $    3,209,378         2,034,593
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       28,307
Mortality & expense charges                                                                       (35,585)
                                                                                           ---------------
Net investment income (loss)                                                                       (7,278)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (111,868)
Realized gain distributions                                                                        81,384
Net change in unrealized appreciation (depreciation)                                              219,417
                                                                                           ---------------
Net gain (loss)                                                                                   188,933
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      181,655
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (7,278)   $            (1,938)
Net realized gain (loss)                                                  (111,868)                42,869
Realized gain distributions                                                 81,384                111,333
Net change in unrealized appreciation (depreciation)                       219,417               (234,347)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          181,655                (82,083)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,988,444              2,762,452
Cost of units redeemed                                                  (2,302,770)            (1,042,519)
Account charges                                                             (9,743)                (8,180)
                                                               --------------------   --------------------
Increase (decrease)                                                       (324,069)             1,711,753
                                                               --------------------   --------------------
Net increase (decrease)                                                   (142,414)             1,629,670
Net assets, beginning                                                    3,351,792              1,722,122
                                                               --------------------   --------------------
Net assets, ending                                             $         3,209,378    $         3,351,792
                                                               ====================   ====================

Units sold                                                               1,331,482              1,837,508
Units redeemed                                                          (1,558,556)              (720,521)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (227,074)             1,116,987
Units outstanding, beginning                                             2,261,667              1,144,680
                                                               --------------------   --------------------
Units outstanding, ending                                                2,034,593              2,261,667
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         7,303,375
Cost of units redeemed/account charges                                                         (4,361,852)
Net investment income (loss)                                                                       (9,098)
Net realized gain (loss)                                                                           21,721
Realized gain distributions                                                                       235,900
Net change in unrealized appreciation (depreciation)                                               19,332
                                                                                      --------------------
Net assets                                                                            $         3,209,378
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56              1,796    $         2,806               1.25%               5.8%
12/31/2015                   1.48              2,134              3,151               1.25%              -1.5%
12/31/2014                   1.50              1,070              1,604               1.25%               4.3%
12/31/2013                   1.44                465                669               1.25%              23.7%
12/31/2012                   1.16                221                257               1.25%              15.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               1.00%               6.1%
12/31/2015                   1.50                  0                  0               1.00%              -1.3%
12/31/2014                   1.51                  0                  0               1.00%               4.5%
12/31/2013                   1.45                  0                  0               1.00%              24.0%
12/31/2012                   1.17                  0                  0               1.00%              15.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.75%               6.4%
12/31/2015                   1.52                  0                  0               0.75%              -1.0%
12/31/2014                   1.53                  0                  0               0.75%               4.8%
12/31/2013                   1.46                  0                  0               0.75%              24.3%
12/31/2012                   1.18                  0                  0               0.75%              16.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.50%               6.6%
12/31/2015                   1.53                  0                  0               0.50%              -0.8%
12/31/2014                   1.55                  0                  0               0.50%               5.1%
12/31/2013                   1.47                  0                  0               0.50%              24.6%
12/31/2012                   1.18                  0                  0               0.50%              16.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.25%               6.9%
12/31/2015                   1.55                  0                  0               0.25%              -0.5%
12/31/2014                   1.56                  0                  0               0.25%               5.3%
12/31/2013                   1.48                  0                  0               0.25%              24.9%
12/31/2012                   1.19                  0                  0               0.25%              16.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                239    $           403               0.00%               7.2%
12/31/2015                   1.58                127                200               0.00%              -0.3%
12/31/2014                   1.58                 75                118               0.00%               5.6%
12/31/2013                   1.50                 34                 51               0.00%              25.2%
12/31/2012                   1.19                  8                  9               0.00%              17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.9%
                 2015                                   1.2%
                 2014                                   1.1%
                 2013                                   1.0%
                 2012                                   1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2055 FUND ADVISOR CLASS - 74149P598

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,795,557    $    3,812,995           290,234
                                                                         ===============   ===============
Receivables: investments sold                                   6,512
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,802,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,802,069         2,396,506    $         1.59
Band 100                                                           --                --              1.61
Band 75                                                            --                --              1.64
Band 50                                                            --                --              1.66
Band 25                                                            --                --              1.69
Band 0                                                             --                --              1.71
                                                       ---------------   ---------------
 Total                                                 $    3,802,069         2,396,506
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       38,680
Mortality & expense charges                                                                       (36,479)
                                                                                           ---------------
Net investment income (loss)                                                                        2,201
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (7,668)
Realized gain distributions                                                                        95,319
Net change in unrealized appreciation (depreciation)                                              119,213
                                                                                           ---------------
Net gain (loss)                                                                                   206,864
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      209,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,201    $             3,784
Net realized gain (loss)                                                    (7,668)                17,579
Realized gain distributions                                                 95,319                 66,155
Net change in unrealized appreciation (depreciation)                       119,213               (127,955)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          209,065                (40,437)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,084,352              1,512,537
Cost of units redeemed                                                    (499,470)              (523,953)
Account charges                                                            (12,361)                (8,069)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,572,521                980,515
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,781,586                940,078
Net assets, beginning                                                    2,020,483              1,080,405
                                                               --------------------   --------------------
Net assets, ending                                             $         3,802,069    $         2,020,483
                                                               ====================   ====================

Units sold                                                               1,379,478              1,030,098
Units redeemed                                                            (334,486)              (391,949)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,044,992                638,149
Units outstanding, beginning                                             1,351,514                713,365
                                                               --------------------   --------------------
Units outstanding, ending                                                2,396,506              1,351,514
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         5,234,757
Cost of units redeemed/account charges                                                         (1,672,031)
Net investment income (loss)                                                                        8,414
Net realized gain (loss)                                                                           62,248
Realized gain distributions                                                                       186,119
Net change in unrealized appreciation (depreciation)                                              (17,438)
                                                                                      --------------------
Net assets                                                                            $         3,802,069
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59              2,397    $         3,802               1.25%               6.1%
12/31/2015                   1.49              1,352              2,020               1.25%              -1.3%
12/31/2014                   1.51                713              1,080               1.25%               4.6%
12/31/2013                   1.45                351                508               1.25%              24.0%
12/31/2012                   1.17                 31                 36               1.25%              15.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               1.00%               6.4%
12/31/2015                   1.51                  0                  0               1.00%              -1.0%
12/31/2014                   1.53                  0                  0               1.00%               4.8%
12/31/2013                   1.46                  0                  0               1.00%              24.3%
12/31/2012                   1.17                  0                  0               1.00%              16.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.75%               6.7%
12/31/2015                   1.53                  0                  0               0.75%              -0.8%
12/31/2014                   1.55                  0                  0               0.75%               5.1%
12/31/2013                   1.47                  0                  0               0.75%              24.6%
12/31/2012                   1.18                  0                  0               0.75%              16.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.50%               6.9%
12/31/2015                   1.55                  0                  0               0.50%              -0.5%
12/31/2014                   1.56                  0                  0               0.50%               5.4%
12/31/2013                   1.48                  0                  0               0.50%              24.9%
12/31/2012                   1.19                  0                  0               0.50%              16.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.69                  0    $             0               0.25%               7.2%
12/31/2015                   1.57                  0                  0               0.25%              -0.3%
12/31/2014                   1.58                  0                  0               0.25%               5.6%
12/31/2013                   1.49                  0                  0               0.25%              25.3%
12/31/2012                   1.19                  0                  0               0.25%              16.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.71                  0    $             0               0.00%               7.5%
12/31/2015                   1.59                  0                  0               0.00%               0.0%
12/31/2014                   1.60                  0                  0               0.00%               5.9%
12/31/2013                   1.51                  0                  0               0.00%              25.6%
12/31/2012                   1.20                  0                  0               0.00%              17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.4%
                 2014                                   1.4%
                 2013                                   1.1%
                 2012                                   1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT BALANCED FUND ADVISOR CLASS - 74149P820

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,003,810    $    2,012,749           136,774
                                                                         ===============   ===============
Receivables: investments sold                                   2,667
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,006,477
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    2,006,477         1,606,880    $         1.25
Band 100                                                           --                --              1.27
Band 75                                                            --                --              1.29
Band 50                                                            --                --              1.31
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.35
                                                       ---------------   ---------------
 Total                                                 $    2,006,477         1,606,880
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       25,595
Mortality & expense charges                                                                       (23,907)
                                                                                           ---------------
Net investment income (loss)                                                                        1,688
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (3,992)
Realized gain distributions                                                                        36,002
Net change in unrealized appreciation (depreciation)                                               49,425
                                                                                           ---------------
Net gain (loss)                                                                                    81,435
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       83,123
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,688    $             1,167
Net realized gain (loss)                                                    (3,992)                  (126)
Realized gain distributions                                                 36,002                 29,601
Net change in unrealized appreciation (depreciation)                        49,425                (80,548)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           83,123                (49,906)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   800,658              1,403,070
Cost of units redeemed                                                    (527,393)            (1,594,831)
Account charges                                                               (234)                  (302)
                                                               --------------------   --------------------
Increase (decrease)                                                        273,031               (192,063)
                                                               --------------------   --------------------
Net increase (decrease)                                                    356,154               (241,969)
Net assets, beginning                                                    1,650,323              1,892,292
                                                               --------------------   --------------------
Net assets, ending                                             $         2,006,477    $         1,650,323
                                                               ====================   ====================

Units sold                                                                 650,801              1,431,098
Units redeemed                                                            (430,392)            (1,600,119)
                                                               --------------------   --------------------
Net increase (decrease)                                                    220,409               (169,021)
Units outstanding, beginning                                             1,386,471              1,555,492
                                                               --------------------   --------------------
Units outstanding, ending                                                1,606,880              1,386,471
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         5,055,564
Cost of units redeemed/account charges                                                         (3,187,490)
Net investment income (loss)                                                                        5,835
Net realized gain (loss)                                                                           33,459
Realized gain distributions                                                                       108,048
Net change in unrealized appreciation (depreciation)                                               (8,939)
                                                                                      --------------------
Net assets                                                                            $         2,006,477
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25              1,607    $         2,006               1.25%               4.9%
12/31/2015                   1.19              1,386              1,650               1.25%              -2.2%
12/31/2014                   1.22              1,555              1,892               1.25%               2.3%
12/31/2013                   1.19                470                558               1.25%               7.6%
12/31/2012                   1.11                 91                100               1.25%               8.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               1.00%               5.2%
12/31/2015                   1.21                  0                  0               1.00%              -1.9%
12/31/2014                   1.23                  0                  0               1.00%               2.6%
12/31/2013                   1.20                  0                  0               1.00%               7.9%
12/31/2012                   1.11                  0                  0               1.00%               8.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.75%               5.4%
12/31/2015                   1.22                  0                  0               0.75%              -1.7%
12/31/2014                   1.24                  0                  0               0.75%               2.8%
12/31/2013                   1.21                  0                  0               0.75%               8.1%
12/31/2012                   1.12                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.50%               5.7%
12/31/2015                   1.24                  0                  0               0.50%              -1.4%
12/31/2014                   1.26                  0                  0               0.50%               3.1%
12/31/2013                   1.22                  0                  0               0.50%               8.4%
12/31/2012                   1.12                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%               6.0%
12/31/2015                   1.25                  0                  0               0.25%              -1.2%
12/31/2014                   1.27                  0                  0               0.25%               3.3%
12/31/2013                   1.23                  0                  0               0.25%               8.7%
12/31/2012                   1.13                  0                  0               0.25%               9.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               0.00%               6.2%
12/31/2015                   1.27                  0                  0               0.00%              -0.9%
12/31/2014                   1.28                  0                  0               0.00%               3.6%
12/31/2013                   1.24                  0                  0               0.00%               9.0%
12/31/2012                   1.14                  0                  0               0.00%               9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   1.2%
                 2014                                   2.0%
                 2013                                   1.8%
                 2012                                   2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT BALANCED FUND R CLASS - 74149P879

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,968,557    $    1,973,968           135,172
                                                                         ===============   ===============
Receivables: investments sold                                  13,072
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,981,629
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,969,517         1,601,785    $         1.23
Band 100                                                           --                --              1.25
Band 75                                                            --                --              1.27
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.31
Band 0                                                         12,112             9,119              1.33
                                                       ---------------   ---------------
 Total                                                 $    1,981,629         1,610,904
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       23,981
Mortality & expense charges                                                                       (30,850)
                                                                                           ---------------
Net investment income (loss)                                                                       (6,869)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,059)
Realized gain distributions                                                                        35,421
Net change in unrealized appreciation (depreciation)                                              104,757
                                                                                           ---------------
Net gain (loss)                                                                                   121,119
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      114,250
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (6,869)   $            (1,534)
Net realized gain (loss)                                                   (19,059)                30,688
Realized gain distributions                                                 35,421                 51,554
Net change in unrealized appreciation (depreciation)                       104,757               (164,524)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          114,250                (83,816)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   614,623              1,282,910
Cost of units redeemed                                                  (1,760,089)              (512,197)
Account charges                                                             (2,663)                (2,660)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,148,129)               768,053
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,033,879)               684,237
Net assets, beginning                                                    3,015,508              2,331,271
                                                               --------------------   --------------------
Net assets, ending                                             $         1,981,629    $         3,015,508
                                                               ====================   ====================

Units sold                                                                 509,084              1,067,271
Units redeemed                                                          (1,460,244)              (436,708)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (951,160)               630,563
Units outstanding, beginning                                             2,562,064              1,931,501
                                                               --------------------   --------------------
Units outstanding, ending                                                1,610,904              2,562,064
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         7,115,680
Cost of units redeemed/account charges                                                         (5,402,771)
Net investment income (loss)                                                                       (8,584)
Net realized gain (loss)                                                                          124,257
Realized gain distributions                                                                       158,458
Net change in unrealized appreciation (depreciation)                                               (5,411)
                                                                                      --------------------
Net assets                                                                            $         1,981,629
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.23              1,602    $         1,970               1.25%               4.6%
12/31/2015                   1.18              2,499              2,937               1.25%              -2.5%
12/31/2014                   1.20              1,868              2,250               1.25%               2.1%
12/31/2013                   1.18              1,290              1,522               1.25%               7.3%
12/31/2012                   1.10              1,511              1,660               1.25%               8.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               1.00%               4.9%
12/31/2015                   1.19                  0                  0               1.00%              -2.2%
12/31/2014                   1.22                  0                  0               1.00%               2.4%
12/31/2013                   1.19                  0                  0               1.00%               7.6%
12/31/2012                   1.11                  0                  0               1.00%               8.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.27                  0    $             0               0.75%               5.2%
12/31/2015                   1.21                  0                  0               0.75%              -2.0%
12/31/2014                   1.23                  0                  0               0.75%               2.6%
12/31/2013                   1.20                  0                  0               0.75%               7.9%
12/31/2012                   1.11                  0                  0               0.75%               8.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%               5.4%
12/31/2015                   1.22                  0                  0               0.50%              -1.7%
12/31/2014                   1.24                  0                  0               0.50%               2.9%
12/31/2013                   1.21                  0                  0               0.50%               8.2%
12/31/2012                   1.12                  0                  0               0.50%               9.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                  0    $             0               0.25%               5.7%
12/31/2015                   1.24                  0                  0               0.25%              -1.5%
12/31/2014                   1.26                  0                  0               0.25%               3.1%
12/31/2013                   1.22                  0                  0               0.25%               8.4%
12/31/2012                   1.12                  0                  0               0.25%               9.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  9    $            12               0.00%               6.0%
12/31/2015                   1.25                 63                 79               0.00%              -1.2%
12/31/2014                   1.27                 64                 81               0.00%               3.4%
12/31/2013                   1.23                 55                 68               0.00%               8.7%
12/31/2012                   1.13                 50                 56               0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   1.2%
                 2014                                   1.1%
                 2013                                   1.0%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2060 FUND ADVISOR CLASS - 74149P317

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       46,064    $       46,652             4,554
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (15)
                                                       ---------------
Net assets                                             $       46,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       46,049            42,929    $         1.07
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.08
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.08
                                                       ---------------   ---------------
 Total                                                 $       46,049            42,929
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          410
Mortality & expense charges                                                                          (111)
                                                                                           ---------------
Net investment income (loss)                                                                          299
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               46
Realized gain distributions                                                                           657
Net change in unrealized appreciation (depreciation)                                                 (588)
                                                                                           ---------------
Net gain (loss)                                                                                       115
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          414
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               299    $                --
Net realized gain (loss)                                                        46                     --
Realized gain distributions                                                    657                     --
Net change in unrealized appreciation (depreciation)                          (588)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              414                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    49,597                     --
Cost of units redeemed                                                      (3,750)                    --
Account charges                                                               (212)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         45,635                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     46,049                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            46,049    $                --
                                                               ====================   ====================

Units sold                                                                  46,646                     --
Units redeemed                                                              (3,717)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     42,929                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   42,929                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            49,597
Cost of units redeemed/account charges                                                             (3,962)
Net investment income (loss)                                                                          299
Net realized gain (loss)                                                                               46
Realized gain distributions                                                                           657
Net change in unrealized appreciation (depreciation)                                                 (588)
                                                                                      --------------------
Net assets                                                                            $            46,049
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                 43    $            46               1.25%               7.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.75%               7.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               7.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               7.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.00%               8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2060 FUND R CLASS - 74149P291

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       21,976    $       22,255             2,181
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (5)
                                                       ---------------
Net assets                                             $       21,971
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       20,818            19,440    $         1.07
Band 100                                                           --                --              1.07
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.08
Band 25                                                            --                --              1.08
Band 0                                                          1,153             1,068              1.08
                                                       ---------------   ---------------
 Total                                                 $       21,971            20,508
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          158
Mortality & expense charges                                                                           (46)
                                                                                           ---------------
Net investment income (loss)                                                                          112
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               22
Realized gain distributions                                                                           281
Net change in unrealized appreciation (depreciation)                                                 (279)
                                                                                           ---------------
Net gain (loss)                                                                                        24
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          136
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               112    $                --
Net realized gain (loss)                                                        22                     --
Realized gain distributions                                                    281                     --
Net change in unrealized appreciation (depreciation)                          (279)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              136                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    24,818                     --
Cost of units redeemed                                                      (2,773)                    --
Account charges                                                               (210)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                         21,835                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                     21,971                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $            21,971    $                --
                                                               ====================   ====================

Units sold                                                                  23,419                     --
Units redeemed                                                              (2,911)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                     20,508                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   20,508                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $            24,818
Cost of units redeemed/account charges                                                             (2,983)
Net investment income (loss)                                                                          112
Net realized gain (loss)                                                                               22
Realized gain distributions                                                                           281
Net change in unrealized appreciation (depreciation)                                                 (279)
                                                                                      --------------------
Net assets                                                                            $            21,971
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                 19    $            21               1.25%               7.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               1.00%               7.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%               7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.50%               7.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  1    $             1               0.00%               7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       T. ROWE PRICE U.S. TREASURY LONG-TERM FUND - 77957T206 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.91
Band 100                                                           --                --              0.91
Band 75                                                            --                --              0.91
Band 50                                                            --                --              0.92
Band 25                                                            --                --              0.92
Band 0                                                             --                --              0.92
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.25%              -8.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               1.00%              -8.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.91                  0    $             0               0.75%              -8.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.50%              -8.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.25%              -8.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.92                  0    $             0               0.00%              -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       T. ROWE PRICE BLUE CHIP GROWTH FUND I CLASS - 77954Q403 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.2%

                                                             BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        T. ROWE PRICE EQUITY INCOME FUND I CLASS - 779547405 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.8%

                                                             BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         T. ROWE PRICE GROWTH STOCK FUND I CLASS - 741479406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
T. ROWE PRICE INTERNATIONAL GROWTH & INCOME FUND I CLASS - 77956H518 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        T. ROWE PRICE MID-CAP GROWTH FUND I CLASS - 779556406 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        T. ROWE PRICE MID-CAP VALUE FUND I CLASS - 77957Y403 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    T. ROWE PRICE RETIREMENT BALANCED I FUND I CLASS - 872797840 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2015 FUND I CLASS - 872797303 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2020 FUND I CLASS - 872797402 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2025 FUND I CLASS - 872797501(UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2030 FUND I CLASS - 872797600 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2035 FUND I CLASS - 872797709 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2040 FUND I CLASS - 872797808 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2045 FUND I CLASS - 872797881 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2050 FUND I CLASS - 872797873 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2055 FUND I CLASS - 872797865 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      T. ROWE PRICE RETIREMENT I 2060 FUND I CLASS - 872797857(UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        THORNBURG LIMITED TERM U.S. GOVERNMENT FUND R3 CLASS - 885215491

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      304,305    $      308,495            23,332
                                                                         ===============   ===============
Receivables: investments sold                                     187
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      304,492
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      223,675           190,066    $         1.18
Band 100                                                       80,817            66,636              1.21
Band 75                                                            --                --              1.25
Band 50                                                            --                --              1.29
Band 25                                                            --                --              1.33
Band 0                                                             --                --              1.37
                                                       ---------------   ---------------
 Total                                                 $      304,492           256,702
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,169
Mortality & expense charges                                                                        (2,753)
                                                                                           ---------------
Net investment income (loss)                                                                          416
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (4,431)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                2,357
                                                                                           ---------------
Net gain (loss)                                                                                    (2,074)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,658)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $               416    $               389
Net realized gain (loss)                                                    (4,431)                (1,891)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         2,357                   (595)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,658)                (2,097)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   205,043                 35,522
Cost of units redeemed                                                    (118,263)               (47,765)
Account charges                                                                (61)                   (37)
                                                               --------------------   --------------------
Increase (decrease)                                                         86,719                (12,280)
                                                               --------------------   --------------------
Net increase (decrease)                                                     85,061                (14,377)
Net assets, beginning                                                      219,431                233,808
                                                               --------------------   --------------------
Net assets, ending                                             $           304,492    $           219,431
                                                               ====================   ====================

Units sold                                                                 266,799                 31,149
Units redeemed                                                            (195,659)               (41,582)
                                                               --------------------   --------------------
Net increase (decrease)                                                     71,140                (10,433)
Units outstanding, beginning                                               185,562                195,995
                                                               --------------------   --------------------
Units outstanding, ending                                                  256,702                185,562
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,585,190
Cost of units redeemed/account charges                                                         (1,317,271)
Net investment income (loss)                                                                       32,829
Net realized gain (loss)                                                                            5,737
Realized gain distributions                                                                         2,197
Net change in unrealized appreciation (depreciation)                                               (4,190)
                                                                                      --------------------
Net assets                                                                            $           304,492
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                190    $           224               1.25%              -0.3%
12/31/2015                   1.18                176                208               1.25%              -1.0%
12/31/2014                   1.19                192                229               1.25%               0.9%
12/31/2013                   1.18                161                190               1.25%              -3.2%
12/31/2012                   1.22                178                217               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                 67    $            81               1.00%              -0.1%
12/31/2015                   1.21                 10                 12               1.00%              -0.7%
12/31/2014                   1.22                  4                  4               1.00%               1.2%
12/31/2013                   1.21                  0                  0               1.00%              -2.9%
12/31/2012                   1.25                  0                  0               1.00%               0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.25                  0    $             0               0.75%               0.2%
12/31/2015                   1.25                  0                  0               0.75%              -0.5%
12/31/2014                   1.25                  0                  0               0.75%               1.4%
12/31/2013                   1.24                  0                  0               0.75%              -2.7%
12/31/2012                   1.27                  0                  0               0.75%               1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.50%               0.4%
12/31/2015                   1.28                  0                  0               0.50%              -0.2%
12/31/2014                   1.29                  0                  0               0.50%               1.7%
12/31/2013                   1.26                  0                  0               0.50%              -2.4%
12/31/2012                   1.30                  0                  0               0.50%               1.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.33                  0    $             0               0.25%               0.7%
12/31/2015                   1.32                  0                  0               0.25%               0.0%
12/31/2014                   1.32                  0                  0               0.25%               1.9%
12/31/2013                   1.29                  0                  0               0.25%              -2.2%
12/31/2012                   1.32                  0                  0               0.25%               1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                  0    $             0               0.00%               0.9%
12/31/2015                   1.36                  0                  0               0.00%               0.3%
12/31/2014                   1.35                  0                  0               0.00%               2.2%
12/31/2013                   1.32                  0                  0               0.00%              -2.0%
12/31/2012                   1.35                  0                  0               0.00%               1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.2%
                 2015                                   1.4%
                 2014                                   2.0%
                 2013                                   1.8%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   THORNBURG VALUE FUND R3 CLASS - 885215533

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      460,392    $      360,785             8,406
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (232)
                                                       ---------------
Net assets                                             $      460,160
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      398,790           213,194    $         1.87
Band 100                                                       61,370            31,835              1.93
Band 75                                                            --                --              1.99
Band 50                                                            --                --              2.05
Band 25                                                            --                --              2.11
Band 0                                                             --                --              2.17
                                                       ---------------   ---------------
 Total                                                 $      460,160           245,029
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,988
Mortality & expense charges                                                                        (6,521)
                                                                                           ---------------
Net investment income (loss)                                                                       (4,533)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           54,522
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (19,472)
                                                                                           ---------------
Net gain (loss)                                                                                    35,050
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       30,517
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (4,533)   $            (8,653)
Net realized gain (loss)                                                    54,522                245,878
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (19,472)              (208,472)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           30,517                 28,753
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    53,111                176,965
Cost of units redeemed                                                    (241,477)              (650,664)
Account charges                                                               (113)                  (230)
                                                               --------------------   --------------------
Increase (decrease)                                                       (188,479)              (473,929)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (157,962)              (445,176)
Net assets, beginning                                                      618,122              1,063,298
                                                               --------------------   --------------------
Net assets, ending                                             $           460,160    $           618,122
                                                               ====================   ====================

Units sold                                                                  35,300                105,785
Units redeemed                                                            (134,289)              (370,289)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (98,989)              (264,504)
Units outstanding, beginning                                               344,018                608,522
                                                               --------------------   --------------------
Units outstanding, ending                                                  245,029                344,018
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,200,138
Cost of units redeemed/account charges                                                         (5,101,073)
Net investment income (loss)                                                                      (90,614)
Net realized gain (loss)                                                                          247,774
Realized gain distributions                                                                       104,328
Net change in unrealized appreciation (depreciation)                                               99,607
                                                                                      --------------------
Net assets                                                                            $           460,160
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                213    $           399               1.25%               5.3%
12/31/2015                   1.78                295                524               1.25%               2.2%
12/31/2014                   1.74                567                986               1.25%              10.1%
12/31/2013                   1.58                588                928               1.25%              37.8%
12/31/2012                   1.15                891              1,020               1.25%               9.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                 32    $            61               1.00%               5.6%
12/31/2015                   1.83                 27                 49               1.00%               2.4%
12/31/2014                   1.78                 22                 38               1.00%              10.4%
12/31/2013                   1.61                  0                  0               1.00%              38.2%
12/31/2012                   1.17                  0                  0               1.00%               9.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                  0    $             0               0.75%               5.9%
12/31/2015                   1.88                  0                  0               0.75%               2.7%
12/31/2014                   1.83                  0                  0               0.75%              10.7%
12/31/2013                   1.65                  0                  0               0.75%              38.5%
12/31/2012                   1.19                  0                  0               0.75%               9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.50%               6.1%
12/31/2015                   1.93                  0                  0               0.50%               2.9%
12/31/2014                   1.87                  0                  0               0.50%              11.0%
12/31/2013                   1.69                  0                  0               0.50%              38.9%
12/31/2012                   1.22                  0                  0               0.50%              10.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.25%               6.4%
12/31/2015                   1.98                  0                  0               0.25%               3.2%
12/31/2014                   1.92                  0                  0               0.25%              11.2%
12/31/2013                   1.73                  0                  0               0.25%              39.2%
12/31/2012                   1.24                  0                  0               0.25%              10.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.00%               6.6%
12/31/2015                   2.04                 22                 45               0.00%               3.5%
12/31/2014                   1.97                 20                 39               0.00%              11.5%
12/31/2013                   1.77                 17                 30               0.00%              39.6%
12/31/2012                   1.27                 71                 90               0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.0%
                 2014                                   0.5%
                 2013                                   0.1%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R5 CLASS - 885215350

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,677,950    $    1,340,233            58,478
                                                                         ===============   ===============
Receivables: investments sold                                  29,046
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,706,996
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,706,996         1,299,573    $         1.31
Band 100                                                           --                --              1.35
Band 75                                                            --                --              1.38
Band 50                                                            --                --              1.41
Band 25                                                            --                --              1.45
Band 0                                                             --                --              1.48
                                                       ---------------   ---------------
 Total                                                 $    1,706,996         1,299,573
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (21,866)
                                                                                           ---------------
Net investment income (loss)                                                                      (21,866)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           69,869
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                             (106,027)
                                                                                           ---------------
Net gain (loss)                                                                                   (36,158)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (58,024)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (21,866)   $           (27,378)
Net realized gain (loss)                                                    69,869                246,989
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                      (106,027)              (169,650)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (58,024)                49,961
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   196,204                209,447
Cost of units redeemed                                                    (343,122)              (718,666)
Account charges                                                               (363)                  (328)
                                                               --------------------   --------------------
Increase (decrease)                                                       (147,281)              (509,547)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (205,305)              (459,586)
Net assets, beginning                                                    1,912,301              2,371,887
                                                               --------------------   --------------------
Net assets, ending                                             $         1,706,996    $         1,912,301
                                                               ====================   ====================

Units sold                                                                 157,037                163,805
Units redeemed                                                            (267,758)              (535,517)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (110,721)              (371,712)
Units outstanding, beginning                                             1,410,294              1,782,006
                                                               --------------------   --------------------
Units outstanding, ending                                                1,299,573              1,410,294
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        20,007,072
Cost of units redeemed/account charges                                                        (17,469,271)
Net investment income (loss)                                                                     (495,343)
Net realized gain (loss)                                                                         (673,344)
Realized gain distributions                                                                           165
Net change in unrealized appreciation (depreciation)                                              337,717
                                                                                      --------------------
Net assets                                                                            $         1,706,996
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31              1,300    $         1,707               1.25%              -3.1%
12/31/2015                   1.36              1,410              1,912               1.25%               1.9%
12/31/2014                   1.33              1,782              2,372               1.25%              -0.7%
12/31/2013                   1.34              1,524              2,043               1.25%              41.4%
12/31/2012                   0.95              1,348              1,278               1.25%              20.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.35                  0    $             0               1.00%              -2.9%
12/31/2015                   1.39                  0                  0               1.00%               2.1%
12/31/2014                   1.36                  0                  0               1.00%              -0.5%
12/31/2013                   1.36                  0                  0               1.00%              41.8%
12/31/2012                   0.96                  0                  0               1.00%              20.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  0    $             0               0.75%              -2.6%
12/31/2015                   1.42                  0                  0               0.75%               2.4%
12/31/2014                   1.38                  0                  0               0.75%              -0.2%
12/31/2013                   1.39                  0                  0               0.75%              42.1%
12/31/2012                   0.97                  0                  0               0.75%              21.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                  0    $             0               0.50%              -2.4%
12/31/2015                   1.45                  0                  0               0.50%               2.6%
12/31/2014                   1.41                  0                  0               0.50%               0.0%
12/31/2013                   1.41                  0                  0               0.50%              42.5%
12/31/2012                   0.99                  0                  0               0.50%              21.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.45                  0    $             0               0.25%              -2.2%
12/31/2015                   1.48                  0                  0               0.25%               2.9%
12/31/2014                   1.44                  0                  0               0.25%               0.3%
12/31/2013                   1.43                  0                  0               0.25%              42.9%
12/31/2012                   1.00                  0                  0               0.25%              21.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                  0    $             0               0.00%              -1.9%
12/31/2015                   1.51                  0                  0               0.00%               3.2%
12/31/2014                   1.46                  0                  0               0.00%               0.5%
12/31/2013                   1.46                  0                  0               0.00%              43.2%
12/31/2012                   1.02                  0                  0               0.00%              22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R3 CLASS - 885215517

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      991,851    $      895,082            36,632
                                                                         ===============   ===============
Receivables: investments sold                                   8,939
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,000,790
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      813,249           421,143    $         1.93
Band 100                                                      137,700            69,192              1.99
Band 75                                                            --                --              2.05
Band 50                                                            --                --              2.11
Band 25                                                            --                --              2.18
Band 0                                                         49,841            22,202              2.24
                                                       ---------------   ---------------
 Total                                                 $    1,000,790           512,537
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                       (11,454)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,454)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           15,075
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (47,930)
                                                                                           ---------------
Net gain (loss)                                                                                   (32,855)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (44,309)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,454)   $           (13,689)
Net realized gain (loss)                                                    15,075                 78,157
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       (47,930)               (44,253)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (44,309)                20,215
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   171,196                100,313
Cost of units redeemed                                                    (230,722)              (247,618)
Account charges                                                               (271)                  (785)
                                                               --------------------   --------------------
Increase (decrease)                                                        (59,797)              (148,090)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (104,106)              (127,875)
Net assets, beginning                                                    1,104,896              1,232,771
                                                               --------------------   --------------------
Net assets, ending                                             $         1,000,790    $         1,104,896
                                                               ====================   ====================

Units sold                                                                  96,387                 51,912
Units redeemed                                                            (129,451)              (124,234)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (33,064)               (72,322)
Units outstanding, beginning                                               545,601                617,923
                                                               --------------------   --------------------
Units outstanding, ending                                                  512,537                545,601
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        16,720,669
Cost of units redeemed/account charges                                                        (16,464,980)
Net investment income (loss)                                                                     (290,343)
Net realized gain (loss)                                                                          932,121
Realized gain distributions                                                                         6,554
Net change in unrealized appreciation (depreciation)                                               96,769
                                                                                      --------------------
Net assets                                                                            $         1,000,790
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                421    $           813               1.25%              -3.7%
12/31/2015                   2.00                430                863               1.25%               1.4%
12/31/2014                   1.98                484                956               1.25%              -1.2%
12/31/2013                   2.00                600              1,201               1.25%              40.7%
12/31/2012                   1.42                575                818               1.25%              19.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.99                 69    $           138               1.00%              -3.4%
12/31/2015                   2.06                 96                198               1.00%               1.7%
12/31/2014                   2.03                114                231               1.00%              -1.0%
12/31/2013                   2.05                  1                  1               1.00%              41.0%
12/31/2012                   1.45                  1                  1               1.00%              20.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.05                  0    $             0               0.75%              -3.2%
12/31/2015                   2.12                  0                  0               0.75%               1.9%
12/31/2014                   2.08                  0                  0               0.75%              -0.7%
12/31/2013                   2.09                  0                  0               0.75%              41.4%
12/31/2012                   1.48                  0                  0               0.75%              20.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.50%              -2.9%
12/31/2015                   2.18                  0                  0               0.50%               2.2%
12/31/2014                   2.13                  0                  0               0.50%              -0.5%
12/31/2013                   2.14                  0                  0               0.50%              41.7%
12/31/2012                   1.51                  0                  0               0.50%              20.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.18                  0    $             0               0.25%              -2.7%
12/31/2015                   2.24                  0                  0               0.25%               2.4%
12/31/2014                   2.19                  0                  0               0.25%              -0.3%
12/31/2013                   2.19                  0                  0               0.25%              42.1%
12/31/2012                   1.54                  0                  0               0.25%              21.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                 22    $            50               0.00%              -2.5%
12/31/2015                   2.30                 19                 45               0.00%               2.7%
12/31/2014                   2.24                 20                 46               0.00%               0.0%
12/31/2013                   2.24                 33                 73               0.00%              42.5%
12/31/2012                   1.57                 11                 18               0.00%              21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R5 CLASS - 885215368

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      644,322    $      721,695            27,359
                                                                         ===============   ===============
Receivables: investments sold                                   2,459
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      646,781
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      646,781           633,056    $         1.02
Band 100                                                           --                --              1.05
Band 75                                                            --                --              1.07
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.12
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $      646,781           633,056
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       20,763
Mortality & expense charges                                                                       (13,463)
                                                                                           ---------------
Net investment income (loss)                                                                        7,300
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (449,116)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              303,606
                                                                                           ---------------
Net gain (loss)                                                                                  (145,510)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (138,210)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             7,300    $             2,501
Net realized gain (loss)                                                  (449,116)                92,749
Realized gain distributions                                                     --                390,927
Net change in unrealized appreciation (depreciation)                       303,606               (305,627)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (138,210)               180,550
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   261,908                739,586
Cost of units redeemed                                                  (2,102,102)            (2,209,299)
Account charges                                                             (1,085)                  (914)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,841,279)            (1,470,627)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,979,489)            (1,290,077)
Net assets, beginning                                                    2,626,270              3,916,347
                                                               --------------------   --------------------
Net assets, ending                                             $           646,781    $         2,626,270
                                                               ====================   ====================

Units sold                                                                 256,488                713,788
Units redeemed                                                          (1,995,817)            (2,146,372)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,739,329)            (1,432,584)
Units outstanding, beginning                                             2,372,385              3,804,969
                                                               --------------------   --------------------
Units outstanding, ending                                                  633,056              2,372,385
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        37,842,985
Cost of units redeemed/account charges                                                        (37,112,198)
Net investment income (loss)                                                                       71,681
Net realized gain (loss)                                                                         (849,496)
Realized gain distributions                                                                       771,182
Net change in unrealized appreciation (depreciation)                                              (77,373)
                                                                                      --------------------
Net assets                                                                            $           646,781
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                633    $           647               1.25%              -3.7%
12/31/2015                   1.06              1,454              1,542               1.25%               5.3%
12/31/2014                   1.01              2,973              2,995               1.25%              -6.8%
12/31/2013                   1.08              7,915              8,556               1.25%              14.2%
12/31/2012                   0.95             15,110             14,302               1.25%              14.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               1.00%              -3.4%
12/31/2015                   1.08                  0                  0               1.00%               5.5%
12/31/2014                   1.03                  0                  0               1.00%              -6.6%
12/31/2013                   1.10                  0                  0               1.00%              14.5%
12/31/2012                   0.96                  0                  0               1.00%              14.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.07                  0    $             0               0.75%              -3.2%
12/31/2015                   1.11                  0                  0               0.75%               5.8%
12/31/2014                   1.05                  0                  0               0.75%              -6.3%
12/31/2013                   1.12                  0                  0               0.75%              14.8%
12/31/2012                   0.97                  0                  0               0.75%              14.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              -2.9%
12/31/2015                   1.13                  0                  0               0.50%               6.1%
12/31/2014                   1.07                  0                  0               0.50%              -6.1%
12/31/2013                   1.14                  0                  0               0.50%              15.1%
12/31/2012                   0.99                  0                  0               0.50%              15.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%              -2.7%
12/31/2015                   1.16                  0                  0               0.25%               6.3%
12/31/2014                   1.09                  0                  0               0.25%              -5.9%
12/31/2013                   1.15                  0                  0               0.25%              15.3%
12/31/2012                   1.00                  0                  0               0.25%              15.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%              -2.4%
12/31/2015                   1.18                918              1,084               0.00%               6.6%
12/31/2014                   1.11                832                921               0.00%              -5.6%
12/31/2013                   1.17                901              1,058               0.00%              15.6%
12/31/2012                   1.02                840                853               0.00%              15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.1%
                 2014                                   0.9%
                 2013                                   1.5%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R3 CLASS - 885215525

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    2,264,083    $    2,582,734            98,581
                                                                         ===============   ===============
Receivables: investments sold                                   9,195
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    2,273,278
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,822,358         1,122,745    $         1.62
Band 100                                                      413,111           246,964              1.67
Band 75                                                            --                --              1.72
Band 50                                                            32                18              1.78
Band 25                                                            --                --              1.83
Band 0                                                         37,777            20,020              1.89
                                                       ---------------   ---------------
 Total                                                 $    2,273,278         1,389,747
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       38,022
Mortality & expense charges                                                                       (31,146)
                                                                                           ---------------
Net investment income (loss)                                                                        6,876
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (199,976)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               44,448
                                                                                           ---------------
Net gain (loss)                                                                                  (155,528)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     (148,652)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             6,876    $           (19,360)
Net realized gain (loss)                                                  (199,976)               186,095
Realized gain distributions                                                     --                501,054
Net change in unrealized appreciation (depreciation)                        44,448               (436,724)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                         (148,652)               231,065
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   342,202                569,376
Cost of units redeemed                                                  (1,206,140)            (1,849,870)
Account charges                                                             (2,714)                (4,022)
                                                               --------------------   --------------------
Increase (decrease)                                                       (866,652)            (1,284,516)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,015,304)            (1,053,451)
Net assets, beginning                                                    3,288,582              4,342,033
                                                               --------------------   --------------------
Net assets, ending                                             $         2,273,278    $         3,288,582
                                                               ====================   ====================

Units sold                                                                 226,490                346,816
Units redeemed                                                            (753,694)            (1,093,348)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (527,204)              (746,532)
Units outstanding, beginning                                             1,916,951              2,663,483
                                                               --------------------   --------------------
Units outstanding, ending                                                1,389,747              1,916,951
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        29,571,146
Cost of units redeemed/account charges                                                        (30,048,963)
Net investment income (loss)                                                                     (234,411)
Net realized gain (loss)                                                                        1,584,615
Realized gain distributions                                                                     1,719,542
Net change in unrealized appreciation (depreciation)                                             (318,651)
                                                                                      --------------------
Net assets                                                                            $         2,273,278
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62              1,123    $         1,822               1.25%              -4.1%
12/31/2015                   1.69              1,526              2,583               1.25%               4.7%
12/31/2014                   1.62              2,282              3,687               1.25%              -7.2%
12/31/2013                   1.74              4,659              8,114               1.25%              13.7%
12/31/2012                   1.53              5,856              8,972               1.25%              13.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.67                247    $           413               1.00%              -3.8%
12/31/2015                   1.74                263                457               1.00%               5.0%
12/31/2014                   1.66                248                411               1.00%              -7.0%
12/31/2013                   1.78                 34                 61               1.00%              13.9%
12/31/2012                   1.56                111                173               1.00%              14.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.72                  0    $             0               0.75%              -3.6%
12/31/2015                   1.79                  0                  0               0.75%               5.3%
12/31/2014                   1.70                  0                  0               0.75%              -6.8%
12/31/2013                   1.82                  0                  0               0.75%              14.2%
12/31/2012                   1.60                  0                  0               0.75%              14.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.78                  0    $             0               0.50%              -3.4%
12/31/2015                   1.84                  0                  0               0.50%               5.5%
12/31/2014                   1.74                  0                  0               0.50%              -6.5%
12/31/2013                   1.86                  0                  0               0.50%              14.5%
12/31/2012                   1.63                  1                  2               0.50%              14.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.25%              -3.1%
12/31/2015                   1.89                  0                  0               0.25%               5.8%
12/31/2014                   1.79                  0                  0               0.25%              -6.3%
12/31/2013                   1.91                  0                  0               0.25%              14.8%
12/31/2012                   1.66                  0                  0               0.25%              14.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                 20    $            38               0.00%              -2.9%
12/31/2015                   1.94                128                249               0.00%               6.1%
12/31/2014                   1.83                133                244               0.00%              -6.1%
12/31/2013                   1.95                176                343               0.00%              15.1%
12/31/2012                   1.69                367                622               0.00%              15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.4%
                 2015                                   0.7%
                 2014                                   0.5%
                 2013                                   0.7%
                 2012                                   0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R5 CLASS - 885215236

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,076,703    $    1,113,703            53,772
                                                                         ===============   ===============
Receivables: investments sold                                   3,581
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,080,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,080,284           705,580    $         1.53
Band 100                                                           --                --              1.56
Band 75                                                            --                --              1.58
Band 50                                                            --                --              1.61
Band 25                                                            --                --              1.64
Band 0                                                             --                --              1.66
                                                       ---------------   ---------------
 Total                                                 $    1,080,284           705,580
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       43,640
Mortality & expense charges                                                                       (13,103)
                                                                                           ---------------
Net investment income (loss)                                                                       30,537
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (23,362)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               76,634
                                                                                           ---------------
Net gain (loss)                                                                                    53,272
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       83,809
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            30,537    $            28,761
Net realized gain (loss)                                                   (23,362)                (8,902)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        76,634                (86,562)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           83,809                (66,703)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   196,069                388,917
Cost of units redeemed                                                    (246,773)              (256,584)
Account charges                                                             (2,544)                (2,403)
                                                               --------------------   --------------------
Increase (decrease)                                                        (53,248)               129,930
                                                               --------------------   --------------------
Net increase (decrease)                                                     30,561                 63,227
Net assets, beginning                                                    1,049,723                986,496
                                                               --------------------   --------------------
Net assets, ending                                             $         1,080,284    $         1,049,723
                                                               ====================   ====================

Units sold                                                                 135,830                268,099
Units redeemed                                                            (173,588)              (178,145)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (37,758)                89,954
Units outstanding, beginning                                               743,338                653,384
                                                               --------------------   --------------------
Units outstanding, ending                                                  705,580                743,338
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,337,104
Cost of units redeemed/account charges                                                         (2,291,209)
Net investment income (loss)                                                                       78,498
Net realized gain (loss)                                                                           (7,109)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (37,000)
                                                                                      --------------------
Net assets                                                                            $         1,080,284
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                706    $         1,080               1.25%               8.4%
12/31/2015                   1.41                743              1,050               1.25%              -6.5%
12/31/2014                   1.51                653                986               1.25%               3.5%
12/31/2013                   1.46                193                281               1.25%              15.3%
12/31/2012                   1.27                  5                  7               1.25%              10.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               1.00%               8.7%
12/31/2015                   1.43                  0                  0               1.00%              -6.2%
12/31/2014                   1.53                  0                  0               1.00%               3.8%
12/31/2013                   1.47                  0                  0               1.00%              15.5%
12/31/2012                   1.27                  0                  0               1.00%              10.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.75%               9.0%
12/31/2015                   1.45                  0                  0               0.75%              -6.0%
12/31/2014                   1.54                  0                  0               0.75%               4.0%
12/31/2013                   1.48                  0                  0               0.75%              15.8%
12/31/2012                   1.28                  0                  0               0.75%              10.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.50%               9.2%
12/31/2015                   1.47                  0                  0               0.50%              -5.8%
12/31/2014                   1.56                  0                  0               0.50%               4.3%
12/31/2013                   1.50                  0                  0               0.50%              16.1%
12/31/2012                   1.29                  0                  0               0.50%              11.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.64                  0    $             0               0.25%               9.5%
12/31/2015                   1.49                  0                  0               0.25%              -5.5%
12/31/2014                   1.58                  0                  0               0.25%               4.6%
12/31/2013                   1.51                  0                  0               0.25%              16.4%
12/31/2012                   1.30                  0                  0               0.25%              11.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.66                  0    $             0               0.00%               9.8%
12/31/2015                   1.51                  0                  0               0.00%              -5.3%
12/31/2014                   1.60                  0                  0               0.00%               4.8%
12/31/2013                   1.53                  0                  0               0.00%              16.7%
12/31/2012                   1.31                  0                  0               0.00%              11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   4.1%
                 2015                                   4.0%
                 2014                                   3.7%
                 2013                                   1.4%
                 2012                                  10.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R3 CLASS - 885215384

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      683,482    $      720,820            34,304
                                                                         ===============   ===============
Receivables: investments sold                                     890
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      684,372
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      602,719           407,041    $         1.48
Band 100                                                       81,653            54,242              1.51
Band 75                                                            --                --              1.53
Band 50                                                            --                --              1.56
Band 25                                                            --                --              1.58
Band 0                                                             --                --              1.61
                                                       ---------------   ---------------
 Total                                                 $      684,372           461,283
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       27,228
Mortality & expense charges                                                                        (8,885)
                                                                                           ---------------
Net investment income (loss)                                                                       18,343
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (35,338)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               72,564
                                                                                           ---------------
Net gain (loss)                                                                                    37,226
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       55,569
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            18,343    $            31,183
Net realized gain (loss)                                                   (35,338)               (54,416)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        72,564                (85,305)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           55,569               (108,538)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   138,630                335,144
Cost of units redeemed                                                    (315,982)              (874,017)
Account charges                                                               (189)                  (435)
                                                               --------------------   --------------------
Increase (decrease)                                                       (177,541)              (539,308)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (121,972)              (647,846)
Net assets, beginning                                                      806,344              1,454,190
                                                               --------------------   --------------------
Net assets, ending                                             $           684,372    $           806,344
                                                               ====================   ====================

Units sold                                                                  97,387                267,352
Units redeemed                                                            (220,540)              (664,291)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (123,153)              (396,939)
Units outstanding, beginning                                               584,436                981,375
                                                               --------------------   --------------------
Units outstanding, ending                                                  461,283                584,436
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,174,588
Cost of units redeemed/account charges                                                         (1,487,472)
Net investment income (loss)                                                                      108,307
Net realized gain (loss)                                                                          (73,713)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (37,338)
                                                                                      --------------------
Net assets                                                                            $           684,372
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                407    $           603               1.25%               7.9%
12/31/2015                   1.37                493                677               1.25%              -7.0%
12/31/2014                   1.48                871              1,285               1.25%               3.0%
12/31/2013                   1.43                418                598               1.25%              14.7%
12/31/2012                   1.25                164                204               1.25%               9.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                 54    $            82               1.00%               8.1%
12/31/2015                   1.39                 64                 89               1.00%              -6.7%
12/31/2014                   1.49                 49                 73               1.00%               3.3%
12/31/2013                   1.45                  0                  0               1.00%              14.9%
12/31/2012                   1.26                  0                  0               1.00%              10.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.75%               8.4%
12/31/2015                   1.41                  0                  0               0.75%              -6.5%
12/31/2014                   1.51                  0                  0               0.75%               3.5%
12/31/2013                   1.46                  0                  0               0.75%              15.2%
12/31/2012                   1.27                  0                  0               0.75%              10.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.56                  0    $             0               0.50%               8.7%
12/31/2015                   1.43                  0                  0               0.50%              -6.3%
12/31/2014                   1.53                  0                  0               0.50%               3.8%
12/31/2013                   1.47                  0                  0               0.50%              15.5%
12/31/2012                   1.27                  0                  0               0.50%              10.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.58                  0    $             0               0.25%               8.9%
12/31/2015                   1.45                  0                  0               0.25%              -6.0%
12/31/2014                   1.54                  0                  0               0.25%               4.0%
12/31/2013                   1.48                  0                  0               0.25%              15.8%
12/31/2012                   1.28                  0                  0               0.25%              10.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.61                  0    $             0               0.00%               9.2%
12/31/2015                   1.47                 28                 41               0.00%              -5.8%
12/31/2014                   1.56                 62                 97               0.00%               4.3%
12/31/2013                   1.50                  0                  0               0.00%              16.1%
12/31/2012                   1.29                  0                  0               0.00%              11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.7%
                 2015                                   4.2%
                 2014                                   4.4%
                 2013                                   4.4%
                 2012                                   5.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R3 CLASS - 885215483

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,155,088    $    6,147,027           464,693
                                                                         ===============   ===============
Receivables: investments sold                                  48,565
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    6,203,653
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,259,464         3,828,799    $         1.37
Band 100                                                      602,370           425,482              1.42
Band 75                                                            --                --              1.46
Band 50                                                            --                --              1.50
Band 25                                                            --                --              1.55
Band 0                                                        341,819           214,050              1.60
                                                       ---------------   ---------------
 Total                                                 $    6,203,653         4,468,331
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      139,351
Mortality & expense charges                                                                       (86,464)
                                                                                           ---------------
Net investment income (loss)                                                                       52,887
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (28,097)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              131,183
                                                                                           ---------------
Net gain (loss)                                                                                   103,086
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      155,973
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            52,887    $            95,028
Net realized gain (loss)                                                   (28,097)              (133,874)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       131,183                 (1,199)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          155,973                (40,045)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,362,149             12,899,992
Cost of units redeemed                                                 (11,359,825)           (19,978,315)
Account charges                                                             (8,536)               (46,035)
                                                               --------------------   --------------------
Increase (decrease)                                                     (4,006,212)            (7,124,358)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (3,850,239)            (7,164,403)
Net assets, beginning                                                   10,053,892             17,218,295
                                                               --------------------   --------------------
Net assets, ending                                             $         6,203,653    $        10,053,892
                                                               ====================   ====================

Units sold                                                               5,200,100              9,564,763
Units redeemed                                                          (8,038,619)           (14,850,425)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (2,838,519)            (5,285,662)
Units outstanding, beginning                                             7,306,850             12,592,512
                                                               --------------------   --------------------
Units outstanding, ending                                                4,468,331              7,306,850
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        65,861,305
Cost of units redeemed/account charges                                                        (60,907,959)
Net investment income (loss)                                                                      866,858
Net realized gain (loss)                                                                          169,536
Realized gain distributions                                                                       205,852
Net change in unrealized appreciation (depreciation)                                                8,061
                                                                                      --------------------
Net assets                                                                            $         6,203,653
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37              3,829    $         5,259               1.25%               1.7%
12/31/2015                   1.35              5,900              7,967               1.25%              -0.9%
12/31/2014                   1.36             11,883             16,192               1.25%               2.1%
12/31/2013                   1.33              7,136              9,524               1.25%              -1.5%
12/31/2012                   1.36              5,363              7,268               1.25%               6.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.42                425    $           602               1.00%               2.0%
12/31/2015                   1.39                582                809               1.00%              -0.6%
12/31/2014                   1.40                470                657               1.00%               2.3%
12/31/2013                   1.37                  1                  2               1.00%              -1.3%
12/31/2012                   1.38                  1                  2               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.46                  0    $             0               0.75%               2.2%
12/31/2015                   1.43                  0                  0               0.75%              -0.4%
12/31/2014                   1.43                  0                  0               0.75%               2.6%
12/31/2013                   1.40                  0                  0               0.75%              -1.0%
12/31/2012                   1.41                  0                  0               0.75%               6.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.50%               2.5%
12/31/2015                   1.46                  0                  0               0.50%              -0.2%
12/31/2014                   1.47                  0                  0               0.50%               2.9%
12/31/2013                   1.43                  0                  0               0.50%              -0.8%
12/31/2012                   1.44                  0                  0               0.50%               6.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.25%               2.7%
12/31/2015                   1.51                  0                  0               0.25%               0.1%
12/31/2014                   1.51                  0                  0               0.25%               3.1%
12/31/2013                   1.46                  0                  0               0.25%              -0.5%
12/31/2012                   1.47                  0                  0               0.25%               7.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                214    $           342               0.00%               3.0%
12/31/2015                   1.55                824              1,278               0.00%               0.4%
12/31/2014                   1.54                239                369               0.00%               3.4%
12/31/2013                   1.49                271                406               0.00%              -0.3%
12/31/2012                   1.50                513                769               0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.7%
                 2015                                   1.8%
                 2014                                   2.1%
                 2013                                   1.8%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R5 CLASS - 885216853

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    6,346,201    $    6,330,520           474,874
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (16,121)
                                                       ---------------
Net assets                                             $    6,330,080
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,330,080         6,293,258    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $    6,330,080         6,293,258
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      184,204
Mortality & expense charges                                                                      (109,145)
                                                                                           ---------------
Net investment income (loss)                                                                       75,059
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (23,351)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              159,751
                                                                                           ---------------
Net gain (loss)                                                                                   136,400
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      211,459
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            75,059    $            52,187
Net realized gain (loss)                                                   (23,351)                (9,270)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       159,751               (144,070)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          211,459               (101,153)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,755,246             21,124,071
Cost of units redeemed                                                 (14,909,851)            (7,685,841)
Account charges                                                            (26,673)               (37,178)
                                                               --------------------   --------------------
Increase (decrease)                                                     (7,181,278)            13,401,052
                                                               --------------------   --------------------
Net increase (decrease)                                                 (6,969,819)            13,299,899
Net assets, beginning                                                   13,299,899                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         6,330,080    $        13,299,899
                                                               ====================   ====================

Units sold                                                              10,454,653             21,632,482
Units redeemed                                                         (17,645,774)            (8,148,103)
                                                               --------------------   --------------------
Net increase (decrease)                                                 (7,191,121)            13,484,379
Units outstanding, beginning                                            13,484,379                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                6,293,258             13,484,379
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        28,879,317
Cost of units redeemed/account charges                                                        (22,659,543)
Net investment income (loss)                                                                      127,246
Net realized gain (loss)                                                                          (32,621)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               15,681
                                                                                      --------------------
Net assets                                                                            $         6,330,080
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/3/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01              6,293    $         6,330               1.25%               2.0%
12/31/2015                   0.99             13,484             13,300               1.25%              -1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               2.2%
12/31/2015                   0.99                  0                  0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               2.5%
12/31/2015                   0.99                  0                  0               0.75%              -0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               2.7%
12/31/2015                   0.99                  0                  0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               3.0%
12/31/2015                   1.00                  0                  0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               3.3%
12/31/2015                   1.00                  0                  0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF SOCIAL CHOICE EQUITY RETIREMENT CLASS - 87244W755

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,238,452    $    3,110,385           192,929
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (6,884)
                                                       ---------------
Net assets                                             $    3,231,568
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,231,568         1,610,837    $         2.01
Band 100                                                           --                --              2.04
Band 75                                                            --                --              2.08
Band 50                                                            --                --              2.11
Band 25                                                            --                --              2.15
Band 0                                                             --                --              2.19
                                                       ---------------   ---------------
 Total                                                 $    3,231,568         1,610,837
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       63,019
Mortality & expense charges                                                                       (40,762)
                                                                                           ---------------
Net investment income (loss)                                                                       22,257
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           48,521
Realized gain distributions                                                                       132,247
Net change in unrealized appreciation (depreciation)                                              180,288
                                                                                           ---------------
Net gain (loss)                                                                                   361,056
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      383,313
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            22,257    $            13,789
Net realized gain (loss)                                                    48,521                 40,694
Realized gain distributions                                                132,247                100,083
Net change in unrealized appreciation (depreciation)                       180,288               (260,431)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          383,313               (105,865)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   864,373              1,179,690
Cost of units redeemed                                                  (1,061,705)              (274,627)
Account charges                                                             (3,564)                (3,686)
                                                               --------------------   --------------------
Increase (decrease)                                                       (200,896)               901,377
                                                               --------------------   --------------------
Net increase (decrease)                                                    182,417                795,512
Net assets, beginning                                                    3,049,151              2,253,639
                                                               --------------------   --------------------
Net assets, ending                                             $         3,231,568    $         3,049,151
                                                               ====================   ====================

Units sold                                                                 472,850                654,585
Units redeemed                                                            (561,866)              (162,165)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (89,016)               492,420
Units outstanding, beginning                                             1,699,853              1,207,433
                                                               --------------------   --------------------
Units outstanding, ending                                                1,610,837              1,699,853
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,229,351
Cost of units redeemed/account charges                                                         (2,784,066)
Net investment income (loss)                                                                       46,126
Net realized gain (loss)                                                                          344,123
Realized gain distributions                                                                       267,967
Net change in unrealized appreciation (depreciation)                                              128,067
                                                                                      --------------------
Net assets                                                                            $         3,231,568
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01              1,611    $         3,232               1.25%              11.8%
12/31/2015                   1.79              1,700              3,049               1.25%              -3.9%
12/31/2014                   1.87              1,207              2,254               1.25%               9.6%
12/31/2013                   1.70                744              1,267               1.25%              32.2%
12/31/2012                   1.29                507                652               1.25%              12.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.04                  0    $             0               1.00%              12.1%
12/31/2015                   1.82                  0                  0               1.00%              -3.7%
12/31/2014                   1.89                  0                  0               1.00%               9.9%
12/31/2013                   1.72                  0                  0               1.00%              32.6%
12/31/2012                   1.30                  0                  0               1.00%              12.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.75%              12.4%
12/31/2015                   1.85                  0                  0               0.75%              -3.4%
12/31/2014                   1.91                  0                  0               0.75%              10.2%
12/31/2013                   1.74                  0                  0               0.75%              32.9%
12/31/2012                   1.31                  0                  0               0.75%              13.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.11                  0    $             0               0.50%              12.7%
12/31/2015                   1.88                  0                  0               0.50%              -3.2%
12/31/2014                   1.94                  0                  0               0.50%              10.5%
12/31/2013                   1.75                  0                  0               0.50%              33.2%
12/31/2012                   1.32                  0                  0               0.50%              13.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.15                  0    $             0               0.25%              13.0%
12/31/2015                   1.91                  0                  0               0.25%              -2.9%
12/31/2014                   1.96                  0                  0               0.25%              10.7%
12/31/2013                   1.77                  0                  0               0.25%              33.6%
12/31/2012                   1.33                  0                  0               0.25%              13.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.19                  0    $             0               0.00%              13.2%
12/31/2015                   1.93                  0                  0               0.00%              -2.7%
12/31/2014                   1.99                  0                  0               0.00%              11.0%
12/31/2013                   1.79                  0                  0               0.00%              33.9%
12/31/2012                   1.34                  0                  0               0.00%              13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.0%
                 2015                                   1.8%
                 2014                                   1.4%
                 2013                                   1.5%
                 2012                                   2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND INDEX FUND RETIREMENT CLASS - 87245M855

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,834,202    $    3,930,832           360,300
                                                                         ===============   ===============
Receivables: investments sold                                  31,817
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,866,019
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,835,394         3,444,644    $         1.11
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.19
Band 0                                                         30,625            25,329              1.21
                                                       ---------------   ---------------
 Total                                                 $    3,866,019         3,469,973
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       72,897
Mortality & expense charges                                                                       (45,042)
                                                                                           ---------------
Net investment income (loss)                                                                       27,855
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            9,740
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (52,681)
                                                                                           ---------------
Net gain (loss)                                                                                   (42,941)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (15,086)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            27,855    $            20,447
Net realized gain (loss)                                                     9,740                  9,834
Realized gain distributions                                                     --                  4,645
Net change in unrealized appreciation (depreciation)                       (52,681)               (68,590)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          (15,086)               (33,664)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,234,247              1,948,812
Cost of units redeemed                                                  (3,053,004)            (1,623,086)
Account charges                                                             (6,331)                (6,319)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,174,912                319,407
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,159,826                285,743
Net assets, beginning                                                    2,706,193              2,420,450
                                                               --------------------   --------------------
Net assets, ending                                             $         3,866,019    $         2,706,193
                                                               ====================   ====================

Units sold                                                               4,623,614              1,760,125
Units redeemed                                                          (3,604,215)            (1,481,159)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,019,399                278,966
Units outstanding, beginning                                             2,450,574              2,171,608
                                                               --------------------   --------------------
Units outstanding, ending                                                3,469,973              2,450,574
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        10,229,808
Cost of units redeemed/account charges                                                         (6,363,303)
Net investment income (loss)                                                                       67,411
Net realized gain (loss)                                                                           20,445
Realized gain distributions                                                                         8,288
Net change in unrealized appreciation (depreciation)                                              (96,630)
                                                                                      --------------------
Net assets                                                                            $         3,866,019
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11              3,445    $         3,835               1.25%               0.9%
12/31/2015                   1.10              2,437              2,690               1.25%              -1.0%
12/31/2014                   1.11              2,171              2,420               1.25%               4.4%
12/31/2013                   1.07              1,253              1,338               1.25%              -3.8%
12/31/2012                   1.11                954              1,059               1.25%               2.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               1.1%
12/31/2015                   1.12                  0                  0               1.00%              -0.7%
12/31/2014                   1.13                  0                  0               1.00%               4.7%
12/31/2013                   1.08                  0                  0               1.00%              -3.5%
12/31/2012                   1.12                  0                  0               1.00%               2.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               1.4%
12/31/2015                   1.14                  0                  0               0.75%              -0.5%
12/31/2014                   1.14                  0                  0               0.75%               4.9%
12/31/2013                   1.09                  0                  0               0.75%              -3.3%
12/31/2012                   1.12                  0                  0               0.75%               3.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               1.6%
12/31/2015                   1.15                  0                  0               0.50%              -0.2%
12/31/2014                   1.15                  0                  0               0.50%               5.2%
12/31/2013                   1.10                  0                  0               0.50%              -3.1%
12/31/2012                   1.13                  0                  0               0.50%               3.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.19                  0    $             0               0.25%               1.9%
12/31/2015                   1.17                  0                  0               0.25%               0.0%
12/31/2014                   1.17                  0                  0               0.25%               5.4%
12/31/2013                   1.11                  0                  0               0.25%              -2.8%
12/31/2012                   1.14                  0                  0               0.25%               3.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.21                 25    $            31               0.00%               2.1%
12/31/2015                   1.18                 13                 16               0.00%               0.3%
12/31/2014                   1.18                  0                  0               0.00%               5.7%
12/31/2013                   1.12                  0                  0               0.00%              -2.6%
12/31/2012                   1.15                  0                  0               0.00%               3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.2%
                 2014                                   1.7%
                 2013                                   1.5%
                 2012                                   2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND RETIREMENT CLASS - 87245M244

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,584,850    $    1,655,653           188,356
                                                                         ===============   ===============
Receivables: investments sold                                  87,753
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,672,603
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,672,603         1,705,956    $         0.98
Band 100                                                           --                --              0.99
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $    1,672,603         1,705,956
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       26,022
Mortality & expense charges                                                                       (17,568)
                                                                                           ---------------
Net investment income (loss)                                                                        8,454
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (83,269)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              189,690
                                                                                           ---------------
Net gain (loss)                                                                                   106,421
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      114,875
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             8,454    $            11,383
Net realized gain (loss)                                                   (83,269)               (24,926)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                       189,690               (211,367)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          114,875               (224,910)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   975,471              1,331,458
Cost of units redeemed                                                    (545,768)              (594,845)
Account charges                                                             (1,203)                  (988)
                                                               --------------------   --------------------
Increase (decrease)                                                        428,500                735,625
                                                               --------------------   --------------------
Net increase (decrease)                                                    543,375                510,715
Net assets, beginning                                                    1,129,228                618,513
                                                               --------------------   --------------------
Net assets, ending                                             $         1,672,603    $         1,129,228
                                                               ====================   ====================

Units sold                                                               1,018,603              1,240,372
Units redeemed                                                            (572,315)              (559,527)
                                                               --------------------   --------------------
Net increase (decrease)                                                    446,288                680,845
Units outstanding, beginning                                             1,259,668                578,823
                                                               --------------------   --------------------
Units outstanding, ending                                                1,705,956              1,259,668
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         3,123,309
Cost of units redeemed/account charges                                                         (1,300,249)
Net investment income (loss)                                                                       27,689
Net realized gain (loss)                                                                         (107,343)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              (70,803)
                                                                                      --------------------
Net assets                                                                            $         1,672,603
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98              1,706    $         1,673               1.25%               9.4%
12/31/2015                   0.90              1,260              1,129               1.25%             -16.1%
12/31/2014                   1.07                579                619               1.25%              -4.7%
12/31/2013                   1.12                  2                  2               1.25%              12.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%               9.6%
12/31/2015                   0.90                  0                  0               1.00%             -15.9%
12/31/2014                   1.07                  0                  0               1.00%              -4.5%
12/31/2013                   1.12                  0                  0               1.00%              12.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               9.9%
12/31/2015                   0.91                  0                  0               0.75%             -15.7%
12/31/2014                   1.08                  0                  0               0.75%              -4.2%
12/31/2013                   1.12                  0                  0               0.75%              12.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%              10.2%
12/31/2015                   0.91                  0                  0               0.50%             -15.5%
12/31/2014                   1.08                  0                  0               0.50%              -4.0%
12/31/2013                   1.13                  0                  0               0.50%              12.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%              10.5%
12/31/2015                   0.92                  0                  0               0.25%             -15.3%
12/31/2014                   1.09                  0                  0               0.25%              -3.8%
12/31/2013                   1.13                  0                  0               0.25%              12.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%              10.7%
12/31/2015                   0.93                  0                  0               0.00%             -15.1%
12/31/2014                   1.09                  0                  0               0.00%              -3.5%
12/31/2013                   1.13                  0                  0               0.00%              12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.9%
                 2015                                   2.7%
                 2014                                   4.0%
                 2013                                   1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF GROWTH & INCOME FUND RETIREMENT CLASS - 87244W763

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,417,489    $    3,373,407           278,187
                                                                         ===============   ===============
Receivables: investments sold                                   1,438
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    3,418,927
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,418,927         1,635,863    $         2.09
Band 100                                                           --                --              2.13
Band 75                                                            --                --              2.16
Band 50                                                            --                --              2.20
Band 25                                                            --                --              2.24
Band 0                                                             --                --              2.28
                                                       ---------------   ---------------
 Total                                                 $    3,418,927         1,635,863
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       39,309
Mortality & expense charges                                                                       (42,679)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,370)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (16,995)
Realized gain distributions                                                                        56,550
Net change in unrealized appreciation (depreciation)                                              201,514
                                                                                           ---------------
Net gain (loss)                                                                                   241,069
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      237,699
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,370)   $           (11,543)
Net realized gain (loss)                                                   (16,995)                33,704
Realized gain distributions                                                 56,550                231,821
Net change in unrealized appreciation (depreciation)                       201,514               (199,636)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          237,699                 54,346
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   362,304                619,985
Cost of units redeemed                                                    (771,066)              (249,703)
Account charges                                                             (3,058)                (2,965)
                                                               --------------------   --------------------
Increase (decrease)                                                       (411,820)               367,317
                                                               --------------------   --------------------
Net increase (decrease)                                                   (174,121)               421,663
Net assets, beginning                                                    3,593,048              3,171,385
                                                               --------------------   --------------------
Net assets, ending                                             $         3,418,927    $         3,593,048
                                                               ====================   ====================

Units sold                                                                 188,581                319,982
Units redeemed                                                            (391,227)              (135,994)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (202,646)               183,988
Units outstanding, beginning                                             1,838,509              1,654,521
                                                               --------------------   --------------------
Units outstanding, ending                                                1,635,863              1,838,509
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         6,163,162
Cost of units redeemed/account charges                                                         (3,999,231)
Net investment income (loss)                                                                      (33,985)
Net realized gain (loss)                                                                          449,229
Realized gain distributions                                                                       795,670
Net change in unrealized appreciation (depreciation)                                               44,082
                                                                                      --------------------
Net assets                                                                            $         3,418,927
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.09              1,636    $         3,419               1.25%               6.9%
12/31/2015                   1.95              1,839              3,593               1.25%               2.0%
12/31/2014                   1.92              1,655              3,171               1.25%               9.5%
12/31/2013                   1.75              2,075              3,631               1.25%              32.4%
12/31/2012                   1.32              1,023              1,352               1.25%              14.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               1.00%               7.2%
12/31/2015                   1.98                  0                  0               1.00%               2.2%
12/31/2014                   1.94                  0                  0               1.00%               9.8%
12/31/2013                   1.77                  0                  0               1.00%              32.7%
12/31/2012                   1.33                  0                  0               1.00%              15.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16                  0    $             0               0.75%               7.5%
12/31/2015                   2.01                  0                  0               0.75%               2.5%
12/31/2014                   1.97                  0                  0               0.75%              10.1%
12/31/2013                   1.79                  0                  0               0.75%              33.0%
12/31/2012                   1.34                  0                  0               0.75%              15.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.20                  0    $             0               0.50%               7.7%
12/31/2015                   2.04                  0                  0               0.50%               2.7%
12/31/2014                   1.99                  0                  0               0.50%              10.4%
12/31/2013                   1.80                  0                  0               0.50%              33.3%
12/31/2012                   1.35                  0                  0               0.50%              15.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.25%               8.0%
12/31/2015                   2.08                  0                  0               0.25%               3.0%
12/31/2014                   2.02                  0                  0               0.25%              10.6%
12/31/2013                   1.82                  0                  0               0.25%              33.7%
12/31/2012                   1.36                  0                  0               0.25%              15.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.00%               8.3%
12/31/2015                   2.11                  0                  0               0.00%               3.2%
12/31/2014                   2.04                  0                  0               0.00%              10.9%
12/31/2013                   1.84                  0                  0               0.00%              34.0%
12/31/2012                   1.37                  0                  0               0.00%              16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.1%
                 2015                                   0.9%
                 2014                                   0.8%
                 2013                                   0.7%
                 2012                                   1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     TIAA-CREF INTERNATIONAL EQUITY INDEX FUND RETIREMENT CLASS - 87244W490

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,906,698    $    6,352,390           351,631
                                                                         ===============   ===============
Receivables: investments sold                                  42,909
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    5,949,607
                                                       ===============

                                                             .                UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,931,068         4,946,204    $         1.20
Band 100                                                           --                --              1.22
Band 75                                                            --                --              1.24
Band 50                                                            --                --              1.26
Band 25                                                            --                --              1.29
Band 0                                                         18,539            14,159              1.31
                                                       ---------------   ---------------
 Total                                                 $    5,949,607         4,960,363
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      151,113
Mortality & expense charges                                                                       (65,307)
                                                                                           ---------------
Net investment income (loss)                                                                       85,806
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (132,430)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               79,024
                                                                                           ---------------
Net gain (loss)                                                                                   (53,406)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       32,400
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            85,806    $            79,928
Net realized gain (loss)                                                  (132,430)                 7,414
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        79,024               (230,302)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           32,400               (142,960)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 2,669,606              2,717,051
Cost of units redeemed                                                  (1,589,427)            (1,321,492)
Account charges                                                             (6,773)                (5,849)
                                                               --------------------   --------------------
Increase (decrease)                                                      1,073,406              1,389,710
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,105,806              1,246,750
Net assets, beginning                                                    4,843,801              3,597,051
                                                               --------------------   --------------------
Net assets, ending                                             $         5,949,607    $         4,843,801
                                                               ====================   ====================

Units sold                                                               2,622,878              2,210,993
Units redeemed                                                          (1,689,802)            (1,115,349)
                                                               --------------------   --------------------
Net increase (decrease)                                                    933,076              1,095,644
Units outstanding, beginning                                             4,027,287              2,931,643
                                                               --------------------   --------------------
Units outstanding, ending                                                4,960,363              4,027,287
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,254,600
Cost of units redeemed/account charges                                                         (5,319,049)
Net investment income (loss)                                                                      298,505
Net realized gain (loss)                                                                          155,383
Realized gain distributions                                                                         5,860
Net change in unrealized appreciation (depreciation)                                             (445,692)
                                                                                      --------------------
Net assets                                                                            $         5,949,607
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.20              4,946    $         5,931               1.25%              -0.3%
12/31/2015                   1.20              4,021              4,836               1.25%              -2.0%
12/31/2014                   1.23              2,932              3,597               1.25%              -6.9%
12/31/2013                   1.32              1,472              1,940               1.25%              20.2%
12/31/2012                   1.10              1,067              1,170               1.25%              17.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.22                  0    $             0               1.00%               0.0%
12/31/2015                   1.22                  0                  0               1.00%              -1.7%
12/31/2014                   1.24                  0                  0               1.00%              -6.7%
12/31/2013                   1.33                  0                  0               1.00%              20.5%
12/31/2012                   1.10                  0                  0               1.00%              17.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.24                  0    $             0               0.75%               0.2%
12/31/2015                   1.24                  0                  0               0.75%              -1.5%
12/31/2014                   1.26                  0                  0               0.75%              -6.4%
12/31/2013                   1.34                  0                  0               0.75%              20.8%
12/31/2012                   1.11                  0                  0               0.75%              17.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.26                  0    $             0               0.50%               0.5%
12/31/2015                   1.26                  0                  0               0.50%              -1.2%
12/31/2014                   1.27                  0                  0               0.50%              -6.2%
12/31/2013                   1.36                  0                  0               0.50%              21.1%
12/31/2012                   1.12                  0                  0               0.50%              18.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.29                  0    $             0               0.25%               0.7%
12/31/2015                   1.28                  0                  0               0.25%              -1.0%
12/31/2014                   1.29                  0                  0               0.25%              -5.9%
12/31/2013                   1.37                  0                  0               0.25%              21.4%
12/31/2012                   1.13                  0                  0               0.25%              18.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.31                 14    $            19               0.00%               1.0%
12/31/2015                   1.30                  6                  8               0.00%              -0.8%
12/31/2014                   1.31                  0                  0               0.00%              -5.7%
12/31/2013                   1.39                  0                  0               0.00%              21.7%
12/31/2012                   1.14                  0                  0               0.00%              18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.8%
                 2015                                   3.2%
                 2014                                   4.5%
                 2013                                   3.0%
                 2012                                   4.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       TIAA-CREF LARGE-CAP GROWTH INDEX FUND RETIREMENT CLASS - 87244W672

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   16,252,147    $   14,817,597           719,687
                                                                         ===============   ===============
Receivables: investments sold                                 127,933
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   16,380,080
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   16,380,080         7,586,152    $         2.16
Band 100                                                           --                --              2.20
Band 75                                                            --                --              2.24
Band 50                                                            --                --              2.28
Band 25                                                            --                --              2.32
Band 0                                                             --                --              2.36
                                                       ---------------   ---------------
 Total                                                 $   16,380,080         7,586,152
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      172,303
Mortality & expense charges                                                                      (169,779)
                                                                                           ---------------
Net investment income (loss)                                                                        2,524
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          461,350
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              337,659
                                                                                           ---------------
Net gain (loss)                                                                                   799,009
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      801,533
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             2,524    $             7,668
Net realized gain (loss)                                                   461,350                308,541
Realized gain distributions                                                     --                129,379
Net change in unrealized appreciation (depreciation)                       337,659               (150,613)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          801,533                294,975
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 9,932,284              4,123,946
Cost of units redeemed                                                  (4,520,400)            (1,891,359)
Account charges                                                             (5,929)                (2,556)
                                                               --------------------   --------------------
Increase (decrease)                                                      5,405,955              2,230,031
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,207,488              2,525,006
Net assets, beginning                                                   10,172,592              7,647,586
                                                               --------------------   --------------------
Net assets, ending                                             $        16,380,080    $        10,172,592
                                                               ====================   ====================

Units sold                                                               5,196,466              2,032,691
Units redeemed                                                          (2,577,451)              (949,020)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,619,015              1,083,671
Units outstanding, beginning                                             4,967,137              3,883,466
                                                               --------------------   --------------------
Units outstanding, ending                                                7,586,152              4,967,137
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        24,396,874
Cost of units redeemed/account charges                                                        (11,338,658)
Net investment income (loss)                                                                       51,486
Net realized gain (loss)                                                                        1,566,663
Realized gain distributions                                                                       269,165
Net change in unrealized appreciation (depreciation)                                            1,434,550
                                                                                      --------------------
Net assets                                                                            $        16,380,080
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.16              7,586    $        16,380               1.25%               5.4%
12/31/2015                   2.05              4,967             10,173               1.25%               4.0%
12/31/2014                   1.97              3,883              7,648               1.25%              11.3%
12/31/2013                   1.77              3,447              6,097               1.25%              31.4%
12/31/2012                   1.35              2,867              3,860               1.25%              13.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.20                  0    $             0               1.00%               5.7%
12/31/2015                   2.08                  0                  0               1.00%               4.3%
12/31/2014                   1.99                  0                  0               1.00%              11.6%
12/31/2013                   1.79                  0                  0               1.00%              31.7%
12/31/2012                   1.36                  0                  0               1.00%              13.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.24                  0    $             0               0.75%               6.0%
12/31/2015                   2.11                  0                  0               0.75%               4.5%
12/31/2014                   2.02                  0                  0               0.75%              11.9%
12/31/2013                   1.80                  0                  0               0.75%              32.0%
12/31/2012                   1.37                  0                  0               0.75%              14.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.28                  0    $             0               0.50%               6.2%
12/31/2015                   2.14                  0                  0               0.50%               4.8%
12/31/2014                   2.05                  0                  0               0.50%              12.2%
12/31/2013                   1.82                  0                  0               0.50%              32.4%
12/31/2012                   1.38                  0                  0               0.50%              14.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32                  0    $             0               0.25%               6.5%
12/31/2015                   2.18                  0                  0               0.25%               5.0%
12/31/2014                   2.07                  0                  0               0.25%              12.5%
12/31/2013                   1.84                  0                  0               0.25%              32.7%
12/31/2012                   1.39                  0                  0               0.25%              14.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.00%               6.8%
12/31/2015                   2.21                  0                  0               0.00%               5.3%
12/31/2014                   2.10                  0                  0               0.00%              12.7%
12/31/2013                   1.86                  0                  0               0.00%              33.0%
12/31/2012                   1.40                  0                  0               0.00%              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.3%
                 2015                                   1.4%
                 2014                                   1.3%
                 2013                                   1.4%
                 2012                                   2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       TIAA-CREF LARGE-CAP VALUE INDEX FUND RETIREMENT CLASS - 87244W656

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,063,505    $    8,657,353           492,146
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (47,384)
                                                       ---------------
Net assets                                             $    9,016,121
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    9,016,121         4,298,531    $         2.10
Band 100                                                           --                --              2.13
Band 75                                                            --                --              2.17
Band 50                                                            --                --              2.21
Band 25                                                            --                --              2.25
Band 0                                                             --                --              2.29
                                                       ---------------   ---------------
 Total                                                 $    9,016,121         4,298,531
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      164,029
Mortality & expense charges                                                                       (73,783)
                                                                                           ---------------
Net investment income (loss)                                                                       90,246
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (51,031)
Realized gain distributions                                                                        86,588
Net change in unrealized appreciation (depreciation)                                              796,689
                                                                                           ---------------
Net gain (loss)                                                                                   832,246
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      922,492
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            90,246    $            57,272
Net realized gain (loss)                                                   (51,031)                63,340
Realized gain distributions                                                 86,588                213,055
Net change in unrealized appreciation (depreciation)                       796,689               (589,955)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          922,492               (256,288)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,905,998              2,510,963
Cost of units redeemed                                                  (1,938,854)            (1,496,288)
Account charges                                                             (4,556)                (3,379)
                                                               --------------------   --------------------
Increase (decrease)                                                      2,962,588              1,011,296
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,885,080                755,008
Net assets, beginning                                                    5,131,041              4,376,033
                                                               --------------------   --------------------
Net assets, ending                                             $         9,016,121    $         5,131,041
                                                               ====================   ====================

Units sold                                                               2,510,421              1,380,606
Units redeemed                                                          (1,038,232)              (837,071)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,472,189                543,535
Units outstanding, beginning                                             2,826,342              2,282,807
                                                               --------------------   --------------------
Units outstanding, ending                                                4,298,531              2,826,342
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        14,645,719
Cost of units redeemed/account charges                                                         (7,717,671)
Net investment income (loss)                                                                      201,555
Net realized gain (loss)                                                                          941,842
Realized gain distributions                                                                       538,524
Net change in unrealized appreciation (depreciation)                                              406,152
                                                                                      --------------------
Net assets                                                                            $         9,016,121
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.10              4,299    $         9,016               1.25%              15.5%
12/31/2015                   1.82              2,826              5,131               1.25%              -5.3%
12/31/2014                   1.92              2,283              4,376               1.25%              11.7%
12/31/2013                   1.72              1,878              3,224               1.25%              30.4%
12/31/2012                   1.32              1,552              2,043               1.25%              15.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.13                  0    $             0               1.00%              15.8%
12/31/2015                   1.84                  0                  0               1.00%              -5.1%
12/31/2014                   1.94                  0                  0               1.00%              12.0%
12/31/2013                   1.73                  0                  0               1.00%              30.7%
12/31/2012                   1.33                  0                  0               1.00%              15.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.17                  0    $             0               0.75%              16.1%
12/31/2015                   1.87                  0                  0               0.75%              -4.8%
12/31/2014                   1.97                  0                  0               0.75%              12.3%
12/31/2013                   1.75                  0                  0               0.75%              31.0%
12/31/2012                   1.34                  0                  0               0.75%              16.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21                  0    $             0               0.50%              16.4%
12/31/2015                   1.90                  0                  0               0.50%              -4.6%
12/31/2014                   1.99                  0                  0               0.50%              12.5%
12/31/2013                   1.77                  0                  0               0.50%              31.4%
12/31/2012                   1.35                  0                  0               0.50%              16.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.25                  0    $             0               0.25%              16.7%
12/31/2015                   1.93                  0                  0               0.25%              -4.3%
12/31/2014                   2.02                  0                  0               0.25%              12.8%
12/31/2013                   1.79                  0                  0               0.25%              31.7%
12/31/2012                   1.36                  0                  0               0.25%              16.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                  0    $             0               0.00%              17.0%
12/31/2015                   1.96                  0                  0               0.00%              -4.1%
12/31/2014                   2.04                  0                  0               0.00%              13.1%
12/31/2013                   1.80                  0                  0               0.00%              32.0%
12/31/2012                   1.37                  0                  0               0.00%              17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.3%
                 2015                                   2.5%
                 2014                                   1.8%
                 2013                                   2.1%
                 2012                                   4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2010 FUND RETIREMENT CLASS - 87245M202

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   11,496,636    $   11,451,406           837,105
                                                                         ===============   ===============
Receivables: investments sold                                   5,191
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   11,501,827
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   10,755,904         9,926,890    $         1.08
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.11
Band 25                                                            --                --              1.12
Band 0                                                        745,923           662,197              1.13
                                                       ---------------   ---------------
 Total                                                 $   11,501,827        10,589,087
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      200,043
Mortality & expense charges                                                                      (117,388)
                                                                                           ---------------
Net investment income (loss)                                                                       82,655
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            2,267
Realized gain distributions                                                                        37,117
Net change in unrealized appreciation (depreciation)                                              273,357
                                                                                           ---------------
Net gain (loss)                                                                                   312,741
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      395,396
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            82,655    $            38,002
Net realized gain (loss)                                                     2,267                131,127
Realized gain distributions                                                 37,117                 15,031
Net change in unrealized appreciation (depreciation)                       273,357               (299,437)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          395,396               (115,277)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,358,749              7,216,529
Cost of units redeemed                                                  (3,101,629)            (4,605,560)
Account charges                                                             (8,157)                (3,639)
                                                               --------------------   --------------------
Increase (decrease)                                                      4,248,963              2,607,330
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,644,359              2,492,053
Net assets, beginning                                                    6,857,468              4,365,415
                                                               --------------------   --------------------
Net assets, ending                                             $        11,501,827    $         6,857,468
                                                               ====================   ====================

Units sold                                                               7,026,962              6,903,331
Units redeemed                                                          (3,033,256)            (4,443,498)
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,993,706              2,459,833
Units outstanding, beginning                                             6,595,381              4,135,548
                                                               --------------------   --------------------
Units outstanding, ending                                               10,589,087              6,595,381
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        21,192,529
Cost of units redeemed/account charges                                                        (10,172,086)
Net investment income (loss)                                                                      151,898
Net realized gain (loss)                                                                          221,341
Realized gain distributions                                                                        62,915
Net change in unrealized appreciation (depreciation)                                               45,230
                                                                                      --------------------
Net assets                                                                            $        11,501,827
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08              9,927    $        10,756               1.25%               4.2%
12/31/2015                   1.04              6,503              6,759               1.25%              -1.5%
12/31/2014                   1.06              4,115              4,344               1.25%               4.7%
12/31/2013                   1.01                  0                  0               1.25%               0.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               4.5%
12/31/2015                   1.04                  0                  0               1.00%              -1.3%
12/31/2014                   1.06                  0                  0               1.00%               4.9%
12/31/2013                   1.01                  0                  0               1.00%               0.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%               4.8%
12/31/2015                   1.05                  0                  0               0.75%              -1.0%
12/31/2014                   1.06                  0                  0               0.75%               5.2%
12/31/2013                   1.01                  0                  0               0.75%               0.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.50%               5.0%
12/31/2015                   1.06                  0                  0               0.50%              -0.8%
12/31/2014                   1.06                  0                  0               0.50%               5.4%
12/31/2013                   1.01                  0                  0               0.50%               0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.25%               5.3%
12/31/2015                   1.06                  0                  0               0.25%              -0.5%
12/31/2014                   1.07                  0                  0               0.25%               5.7%
12/31/2013                   1.01                  0                  0               0.25%               1.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                662    $           746               0.00%               5.6%
12/31/2015                   1.07                 92                 99               0.00%              -0.3%
12/31/2014                   1.07                 20                 22               0.00%               6.0%
12/31/2013                   1.01                  0                  0               0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.0%
                 2014                                   3.7%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2015 FUND RETIREMENT CLASS - 87245M301

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   25,167,779    $   25,080,566         1,771,354
                                                                         ===============   ===============
Receivables: investments sold                                  20,882
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   25,188,661
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   23,272,101        21,336,125    $         1.09
Band 100                                                           --                --              1.10
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.12
Band 25                                                            --                --              1.13
Band 0                                                      1,916,560         1,690,225              1.13
                                                       ---------------   ---------------
 Total                                                 $   25,188,661        23,026,350
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      453,489
Mortality & expense charges                                                                      (258,170)
                                                                                           ---------------
Net investment income (loss)                                                                      195,319
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           13,289
Realized gain distributions                                                                        95,989
Net change in unrealized appreciation (depreciation)                                              613,777
                                                                                           ---------------
Net gain (loss)                                                                                   723,055
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      918,374
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           195,319    $            98,928
Net realized gain (loss)                                                    13,289                218,587
Realized gain distributions                                                 95,989                 42,308
Net change in unrealized appreciation (depreciation)                       613,777               (607,348)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          918,374               (247,525)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                19,165,370             11,829,590
Cost of units redeemed                                                 (11,480,806)            (5,388,926)
Account charges                                                            (17,905)               (14,172)
                                                               --------------------   --------------------
Increase (decrease)                                                      7,666,659              6,426,492
                                                               --------------------   --------------------
Net increase (decrease)                                                  8,585,033              6,178,967
Net assets, beginning                                                   16,603,628             10,424,661
                                                               --------------------   --------------------
Net assets, ending                                             $        25,188,661    $        16,603,628
                                                               ====================   ====================

Units sold                                                              21,077,391             11,237,605
Units redeemed                                                         (13,961,182)            (5,168,257)
                                                               --------------------   --------------------
Net increase (decrease)                                                  7,116,209              6,069,348
Units outstanding, beginning                                            15,910,141              9,840,793
                                                               --------------------   --------------------
Units outstanding, ending                                               23,026,350             15,910,141
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        44,725,325
Cost of units redeemed/account charges                                                        (20,505,002)
Net investment income (loss)                                                                      397,033
Net realized gain (loss)                                                                          328,474
Realized gain distributions                                                                       155,618
Net change in unrealized appreciation (depreciation)                                               87,213
                                                                                      --------------------
Net assets                                                                            $        25,188,661
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09             21,336    $        23,272               1.25%               4.6%
12/31/2015                   1.04             15,693             16,371               1.25%              -1.5%
12/31/2014                   1.06              9,794             10,374               1.25%               4.8%
12/31/2013                   1.01                  0                  0               1.25%               1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               1.00%               4.8%
12/31/2015                   1.05                  0                  0               1.00%              -1.3%
12/31/2014                   1.06                  0                  0               1.00%               5.0%
12/31/2013                   1.01                  0                  0               1.00%               1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%               5.1%
12/31/2015                   1.05                  0                  0               0.75%              -1.0%
12/31/2014                   1.07                  0                  0               0.75%               5.3%
12/31/2013                   1.01                  0                  0               0.75%               1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.50%               5.3%
12/31/2015                   1.06                  0                  0               0.50%              -0.8%
12/31/2014                   1.07                  0                  0               0.50%               5.5%
12/31/2013                   1.01                  0                  0               0.50%               1.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%               5.6%
12/31/2015                   1.07                  0                  0               0.25%              -0.5%
12/31/2014                   1.07                  0                  0               0.25%               5.8%
12/31/2013                   1.01                  0                  0               0.25%               1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13              1,690    $         1,917               0.00%               5.9%
12/31/2015                   1.07                217                232               0.00%              -0.3%
12/31/2014                   1.07                 47                 50               0.00%               6.1%
12/31/2013                   1.01                  0                  0               0.00%               1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.1%
                 2014                                   3.7%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2020 FUND RETIREMENT CLASS - 87245M400

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   66,939,714    $   66,349,544         4,531,792
                                                                         ===============   ===============
Receivables: investments sold                                 130,811
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   67,070,525
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   59,992,054        54,560,898    $         1.10
Band 100                                                           --                --              1.11
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.13
Band 0                                                      7,078,471         6,192,384              1.14
                                                       ---------------   ---------------
 Total                                                 $   67,070,525        60,753,282
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,181,748
Mortality & expense charges                                                                      (661,541)
                                                                                           ---------------
Net investment income (loss)                                                                      520,207
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           63,632
Realized gain distributions                                                                       233,177
Net change in unrealized appreciation (depreciation)                                            1,901,597
                                                                                           ---------------
Net gain (loss)                                                                                 2,198,406
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,718,613
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           520,207    $           297,578
Net realized gain (loss)                                                    63,632                187,383
Realized gain distributions                                                233,177                 84,737
Net change in unrealized appreciation (depreciation)                     1,901,597             (1,374,754)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,718,613               (805,056)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                43,940,464             33,203,136
Cost of units redeemed                                                 (20,809,913)           (12,822,170)
Account charges                                                            (42,183)               (22,899)
                                                               --------------------   --------------------
Increase (decrease)                                                     23,088,368             20,358,067
                                                               --------------------   --------------------
Net increase (decrease)                                                 25,806,981             19,553,011
Net assets, beginning                                                   41,263,544             21,710,533
                                                               --------------------   --------------------
Net assets, ending                                             $        67,070,525    $        41,263,544
                                                               ====================   ====================

Units sold                                                              41,141,303             31,548,597
Units redeemed                                                         (19,817,901)           (12,523,639)
                                                               --------------------   --------------------
Net increase (decrease)                                                 21,323,402             19,024,958
Units outstanding, beginning                                            39,429,880             20,404,922
                                                               --------------------   --------------------
Units outstanding, ending                                               60,753,282             39,429,880
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        99,689,231
Cost of units redeemed/account charges                                                        (34,961,601)
Net investment income (loss)                                                                    1,115,734
Net realized gain (loss)                                                                          293,536
Realized gain distributions                                                                       343,455
Net change in unrealized appreciation (depreciation)                                              590,170
                                                                                      --------------------
Net assets                                                                            $        67,070,525
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10             54,561    $        59,992               1.25%               5.1%
12/31/2015                   1.05             39,101             40,910               1.25%              -1.7%
12/31/2014                   1.06             20,342             21,642               1.25%               5.0%
12/31/2013                   1.01                  0                  0               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               1.00%               5.4%
12/31/2015                   1.05                  0                  0               1.00%              -1.4%
12/31/2014                   1.07                  0                  0               1.00%               5.2%
12/31/2013                   1.01                  0                  0               1.00%               1.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%               5.6%
12/31/2015                   1.06                  0                  0               0.75%              -1.2%
12/31/2014                   1.07                  0                  0               0.75%               5.5%
12/31/2013                   1.01                  0                  0               0.75%               1.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               5.9%
12/31/2015                   1.06                  0                  0               0.50%              -0.9%
12/31/2014                   1.07                  0                  0               0.50%               5.7%
12/31/2013                   1.01                  0                  0               0.50%               1.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.25%               6.1%
12/31/2015                   1.07                  0                  0               0.25%              -0.7%
12/31/2014                   1.08                  0                  0               0.25%               6.0%
12/31/2013                   1.01                  0                  0               0.25%               1.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14              6,192    $         7,078               0.00%               6.4%
12/31/2015                   1.07                329                353               0.00%              -0.4%
12/31/2014                   1.08                 63                 68               0.00%               6.3%
12/31/2013                   1.02                  0                  0               0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.3%
                 2014                                   3.8%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2025 FUND RETIREMENT CLASS - 87245M509

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   66,616,972    $   65,577,580         4,347,161
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (18,454)
                                                       ---------------
Net assets                                             $   66,598,518
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   58,925,361        53,160,383    $         1.11
Band 100                                                           --                --              1.12
Band 75                                                            --                --              1.13
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                      7,673,157         6,658,617              1.15
                                                       ---------------   ---------------
 Total                                                 $   66,598,518        59,819,000
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,197,228
Mortality & expense charges                                                                      (628,246)
                                                                                           ---------------
Net investment income (loss)                                                                      568,982
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          351,547
Realized gain distributions                                                                       264,869
Net change in unrealized appreciation (depreciation)                                            1,880,902
                                                                                           ---------------
Net gain (loss)                                                                                 2,497,318
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,066,300
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           568,982    $           267,408
Net realized gain (loss)                                                   351,547                107,785
Realized gain distributions                                                264,869                 72,345
Net change in unrealized appreciation (depreciation)                     1,880,902             (1,125,149)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,066,300               (677,611)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                51,518,397             19,184,327
Cost of units redeemed                                                 (21,252,529)            (2,780,031)
Account charges                                                            (46,052)               (19,350)
                                                               --------------------   --------------------
Increase (decrease)                                                     30,219,816             16,384,946
                                                               --------------------   --------------------
Net increase (decrease)                                                 33,286,116             15,707,335
Net assets, beginning                                                   33,312,402             17,605,067
                                                               --------------------   --------------------
Net assets, ending                                             $        66,598,518    $        33,312,402
                                                               ====================   ====================

Units sold                                                              47,559,187             18,122,125
Units redeemed                                                         (19,493,450)            (2,857,380)
                                                               --------------------   --------------------
Net increase (decrease)                                                 28,065,737             15,264,745
Units outstanding, beginning                                            31,753,263             16,488,518
                                                               --------------------   --------------------
Units outstanding, ending                                               59,819,000             31,753,263
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        93,130,689
Cost of units redeemed/account charges                                                        (29,524,954)
Net investment income (loss)                                                                    1,023,939
Net realized gain (loss)                                                                          570,001
Realized gain distributions                                                                       359,451
Net change in unrealized appreciation (depreciation)                                            1,039,392
                                                                                      --------------------
Net assets                                                                            $        66,598,518
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11             53,160    $        58,925               1.25%               5.7%
12/31/2015                   1.05             31,512             33,053               1.25%              -1.8%
12/31/2014                   1.07             16,445             17,557               1.25%               5.1%
12/31/2013                   1.02                  0                  0               1.25%               1.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               1.00%               5.9%
12/31/2015                   1.05                  0                  0               1.00%              -1.5%
12/31/2014                   1.07                  0                  0               1.00%               5.3%
12/31/2013                   1.02                  0                  0               1.00%               1.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.75%               6.2%
12/31/2015                   1.06                  0                  0               0.75%              -1.3%
12/31/2014                   1.07                  0                  0               0.75%               5.6%
12/31/2013                   1.02                  0                  0               0.75%               1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               6.5%
12/31/2015                   1.07                  0                  0               0.50%              -1.0%
12/31/2014                   1.08                  0                  0               0.50%               5.9%
12/31/2013                   1.02                  0                  0               0.50%               1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%               6.7%
12/31/2015                   1.07                  0                  0               0.25%              -0.8%
12/31/2014                   1.08                  0                  0               0.25%               6.1%
12/31/2013                   1.02                  0                  0               0.25%               1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15              6,659    $         7,673               0.00%               7.0%
12/31/2015                   1.08                241                259               0.00%              -0.5%
12/31/2014                   1.08                 44                 48               0.00%               6.4%
12/31/2013                   1.02                  0                  0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   2.3%
                 2014                                   3.8%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2030 FUND RETIREMENT CLASS - 87245M608

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   58,854,038    $   57,910,482         3,712,475
                                                                         ===============   ===============
Receivables: investments sold                                  25,828
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   58,879,866
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   53,267,366        47,649,107    $         1.12
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.14
Band 25                                                            --                --              1.15
Band 0                                                      5,612,500         4,829,303              1.16
                                                       ---------------   ---------------
 Total                                                 $   58,879,866        52,478,410
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $    1,081,208
Mortality & expense charges                                                                      (548,152)
                                                                                           ---------------
Net investment income (loss)                                                                      533,056
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          202,046
Realized gain distributions                                                                       255,092
Net change in unrealized appreciation (depreciation)                                            2,013,060
                                                                                           ---------------
Net gain (loss)                                                                                 2,470,198
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    3,003,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           533,056    $           255,511
Net realized gain (loss)                                                   202,046                150,055
Realized gain distributions                                                255,092                 74,823
Net change in unrealized appreciation (depreciation)                     2,013,060             (1,197,766)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        3,003,254               (717,377)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                42,959,107             23,106,925
Cost of units redeemed                                                 (18,260,283)            (8,382,583)
Account charges                                                            (44,592)               (24,748)
                                                               --------------------   --------------------
Increase (decrease)                                                     24,654,232             14,699,594
                                                               --------------------   --------------------
Net increase (decrease)                                                 27,657,486             13,982,217
Net assets, beginning                                                   31,222,380             17,240,163
                                                               --------------------   --------------------
Net assets, ending                                             $        58,879,866    $        31,222,380
                                                               ====================   ====================

Units sold                                                              39,862,938             21,509,113
Units redeemed                                                         (17,062,955)            (7,919,855)
                                                               --------------------   --------------------
Net increase (decrease)                                                 22,799,983             13,589,258
Units outstanding, beginning                                            29,678,427             16,089,169
                                                               --------------------   --------------------
Units outstanding, ending                                               52,478,410             29,678,427
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        87,316,035
Cost of units redeemed/account charges                                                        (31,214,246)
Net investment income (loss)                                                                    1,011,639
Net realized gain (loss)                                                                          475,106
Realized gain distributions                                                                       347,776
Net change in unrealized appreciation (depreciation)                                              943,556
                                                                                      --------------------
Net assets                                                                            $        58,879,866
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12             47,649    $        53,267               1.25%               6.3%
12/31/2015                   1.05             29,434             30,958               1.25%              -1.8%
12/31/2014                   1.07             16,053             17,201               1.25%               5.1%
12/31/2013                   1.02                  0                  0               1.25%               2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               6.6%
12/31/2015                   1.06                  0                  0               1.00%              -1.6%
12/31/2014                   1.07                  0                  0               1.00%               5.3%
12/31/2013                   1.02                  0                  0               1.00%               2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               6.8%
12/31/2015                   1.06                  0                  0               0.75%              -1.3%
12/31/2014                   1.08                  0                  0               0.75%               5.6%
12/31/2013                   1.02                  0                  0               0.75%               2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.50%               7.1%
12/31/2015                   1.07                  0                  0               0.50%              -1.1%
12/31/2014                   1.08                  0                  0               0.50%               5.9%
12/31/2013                   1.02                  0                  0               0.50%               2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.25%               7.4%
12/31/2015                   1.07                  0                  0               0.25%              -0.9%
12/31/2014                   1.08                  0                  0               0.25%               6.1%
12/31/2013                   1.02                  0                  0               0.25%               2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16              4,829    $         5,613               0.00%               7.6%
12/31/2015                   1.08                245                264               0.00%              -0.6%
12/31/2014                   1.09                 36                 39               0.00%               6.4%
12/31/2013                   1.02                  0                  0               0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   2.4%
                 2014                                   3.9%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2035 FUND RETIREMENT CLASS - 87245M707

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   51,483,147    $   50,362,097         3,149,682
                                                                         ===============   ===============
Receivables: investments sold                                  45,651
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   51,528,798
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   45,238,851        40,189,949    $         1.13
Band 100                                                           --                --              1.13
Band 75                                                            --                --              1.14
Band 50                                                            --                --              1.15
Band 25                                                            --                --              1.16
Band 0                                                      6,289,947         5,374,989              1.17
                                                       ---------------   ---------------
 Total                                                 $   51,528,798        45,564,938
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      945,793
Mortality & expense charges                                                                      (451,970)
                                                                                           ---------------
Net investment income (loss)                                                                      493,823
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          246,454
Realized gain distributions                                                                       247,518
Net change in unrealized appreciation (depreciation)                                            1,892,179
                                                                                           ---------------
Net gain (loss)                                                                                 2,386,151
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,879,974
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           493,823    $           226,413
Net realized gain (loss)                                                   246,454                 34,230
Realized gain distributions                                                247,518                 58,609
Net change in unrealized appreciation (depreciation)                     1,892,179               (809,984)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,879,974               (490,732)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                43,343,528             14,478,044
Cost of units redeemed                                                 (16,989,815)            (1,358,630)
Account charges                                                            (46,375)               (22,045)
                                                               --------------------   --------------------
Increase (decrease)                                                     26,307,338             13,097,369
                                                               --------------------   --------------------
Net increase (decrease)                                                 29,187,312             12,606,637
Net assets, beginning                                                   22,341,486              9,734,849
                                                               --------------------   --------------------
Net assets, ending                                             $        51,528,798    $        22,341,486
                                                               ====================   ====================

Units sold                                                              40,213,580             13,536,020
Units redeemed                                                         (15,841,064)            (1,397,918)
                                                               --------------------   --------------------
Net increase (decrease)                                                 24,372,516             12,138,102
Units outstanding, beginning                                            21,192,422              9,054,320
                                                               --------------------   --------------------
Units outstanding, ending                                               45,564,938             21,192,422
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        71,871,656
Cost of units redeemed/account charges                                                        (23,047,517)
Net investment income (loss)                                                                      825,828
Net realized gain (loss)                                                                          440,601
Realized gain distributions                                                                       317,180
Net change in unrealized appreciation (depreciation)                                            1,121,050
                                                                                      --------------------
Net assets                                                                            $        51,528,798
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13             40,190    $        45,239               1.25%               6.8%
12/31/2015                   1.05             21,022             22,157               1.25%              -2.0%
12/31/2014                   1.08              9,026              9,704               1.25%               5.2%
12/31/2013                   1.02                  0                  0               1.25%               2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               1.00%               7.1%
12/31/2015                   1.06                  0                  0               1.00%              -1.7%
12/31/2014                   1.08                  0                  0               1.00%               5.5%
12/31/2013                   1.02                  0                  0               1.00%               2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.75%               7.3%
12/31/2015                   1.07                  0                  0               0.75%              -1.5%
12/31/2014                   1.08                  0                  0               0.75%               5.7%
12/31/2013                   1.02                  0                  0               0.75%               2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.50%               7.6%
12/31/2015                   1.07                  0                  0               0.50%              -1.2%
12/31/2014                   1.08                  0                  0               0.50%               6.0%
12/31/2013                   1.02                  0                  0               0.50%               2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               7.9%
12/31/2015                   1.08                  0                  0               0.25%              -1.0%
12/31/2014                   1.09                  0                  0               0.25%               6.2%
12/31/2013                   1.02                  0                  0               0.25%               2.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17              5,375    $         6,290               0.00%               8.1%
12/31/2015                   1.08                170                184               0.00%              -0.7%
12/31/2014                   1.09                 29                 31               0.00%               6.5%
12/31/2013                   1.02                  0                  0               0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.6%
                 2014                                   3.9%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2040 FUND RETIREMENT CLASS - 87245M806

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   43,058,604    $   42,083,683         2,588,239
                                                                         ===============   ===============
Receivables: investments sold                                  35,590
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   43,094,194
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   37,184,009        32,831,272    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                      5,910,185         5,019,572              1.18
                                                       ---------------   ---------------
 Total                                                 $   43,094,194        37,850,844
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      805,154
Mortality & expense charges                                                                      (387,640)
                                                                                           ---------------
Net investment income (loss)                                                                      417,514
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          180,124
Realized gain distributions                                                                       232,226
Net change in unrealized appreciation (depreciation)                                            1,839,433
                                                                                           ---------------
Net gain (loss)                                                                                 2,251,783
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    2,669,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           417,514    $           205,646
Net realized gain (loss)                                                   180,124                 76,276
Realized gain distributions                                                232,226                 61,131
Net change in unrealized appreciation (depreciation)                     1,839,433               (868,269)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        2,669,297               (525,216)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                33,831,238             17,667,609
Cost of units redeemed                                                 (14,021,996)            (5,385,248)
Account charges                                                            (35,595)               (19,960)
                                                               --------------------   --------------------
Increase (decrease)                                                     19,773,647             12,262,401
                                                               --------------------   --------------------
Net increase (decrease)                                                 22,442,944             11,737,185
Net assets, beginning                                                   20,651,250              8,914,065
                                                               --------------------   --------------------
Net assets, ending                                             $        43,094,194    $        20,651,250
                                                               ====================   ====================

Units sold                                                              31,368,060             16,266,074
Units redeemed                                                         (13,095,556)            (4,956,942)
                                                               --------------------   --------------------
Net increase (decrease)                                                 18,272,504             11,309,132
Units outstanding, beginning                                            19,578,340              8,269,208
                                                               --------------------   --------------------
Units outstanding, ending                                               37,850,844             19,578,340
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        61,497,436
Cost of units redeemed/account charges                                                        (20,723,614)
Net investment income (loss)                                                                      752,908
Net realized gain (loss)                                                                          289,008
Realized gain distributions                                                                       303,535
Net change in unrealized appreciation (depreciation)                                              974,921
                                                                                      --------------------
Net assets                                                                            $        43,094,194
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13             32,831    $        37,184               1.25%               7.4%
12/31/2015                   1.05             19,444             20,506               1.25%              -2.2%
12/31/2014                   1.08              8,246              8,888               1.25%               5.2%
12/31/2013                   1.02                  0                  0               1.25%               2.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               7.7%
12/31/2015                   1.06                  0                  0               1.00%              -1.9%
12/31/2014                   1.08                  0                  0               1.00%               5.5%
12/31/2013                   1.02                  0                  0               1.00%               2.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               7.9%
12/31/2015                   1.07                  0                  0               0.75%              -1.7%
12/31/2014                   1.08                  0                  0               0.75%               5.8%
12/31/2013                   1.02                  0                  0               0.75%               2.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               8.2%
12/31/2015                   1.07                  0                  0               0.50%              -1.4%
12/31/2014                   1.09                  0                  0               0.50%               6.0%
12/31/2013                   1.03                  0                  0               0.50%               2.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               8.5%
12/31/2015                   1.08                  0                  0               0.25%              -1.2%
12/31/2014                   1.09                  0                  0               0.25%               6.3%
12/31/2013                   1.03                  0                  0               0.25%               2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18              5,020    $         5,910               0.00%               8.7%
12/31/2015                   1.08                134                145               0.00%              -0.9%
12/31/2014                   1.09                 24                 26               0.00%               6.6%
12/31/2013                   1.03                  0                  0               0.00%               2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.5%
                 2015                                   2.7%
                 2014                                   4.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2045 FUND RETIREMENT CLASS - 87245M863

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   28,837,753    $   28,091,617         1,734,649
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (7,873)
                                                       ---------------
Net assets                                             $   28,829,880
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   24,650,926        21,727,626    $         1.13
Band 100                                                           --                --              1.14
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                      4,178,954         3,543,099              1.18
                                                       ---------------   ---------------
 Total                                                 $   28,829,880        25,270,725
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      534,117
Mortality & expense charges                                                                      (242,797)
                                                                                           ---------------
Net investment income (loss)                                                                      291,320
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          174,050
Realized gain distributions                                                                       138,494
Net change in unrealized appreciation (depreciation)                                            1,208,297
                                                                                           ---------------
Net gain (loss)                                                                                 1,520,841
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,812,161
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           291,320    $           122,864
Net realized gain (loss)                                                   174,050                 19,503
Realized gain distributions                                                138,494                 31,166
Net change in unrealized appreciation (depreciation)                     1,208,297               (434,904)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,812,161               (261,371)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                25,134,121              8,285,524
Cost of units redeemed                                                  (9,957,532)            (1,275,768)
Account charges                                                            (32,506)               (15,942)
                                                               --------------------   --------------------
Increase (decrease)                                                     15,144,083              6,993,814
                                                               --------------------   --------------------
Net increase (decrease)                                                 16,956,244              6,732,443
Net assets, beginning                                                   11,873,636              5,141,193
                                                               --------------------   --------------------
Net assets, ending                                             $        28,829,880    $        11,873,636
                                                               ====================   ====================

Units sold                                                              23,158,078              7,947,055
Units redeemed                                                          (9,155,655)            (1,451,326)
                                                               --------------------   --------------------
Net increase (decrease)                                                 14,002,423              6,495,729
Units outstanding, beginning                                            11,268,302              4,772,573
                                                               --------------------   --------------------
Units outstanding, ending                                               25,270,725             11,268,302
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        39,700,807
Cost of units redeemed/account charges                                                        (12,519,781)
Net investment income (loss)                                                                      481,897
Net realized gain (loss)                                                                          245,886
Realized gain distributions                                                                       174,935
Net change in unrealized appreciation (depreciation)                                              746,136
                                                                                      --------------------
Net assets                                                                            $        28,829,880
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13             21,728    $        24,651               1.25%               7.7%
12/31/2015                   1.05             11,183             11,781               1.25%              -2.2%
12/31/2014                   1.08              4,758              5,126               1.25%               5.2%
12/31/2013                   1.02                  0                  0               1.25%               2.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               1.00%               8.0%
12/31/2015                   1.06                  0                  0               1.00%              -2.0%
12/31/2014                   1.08                  0                  0               1.00%               5.5%
12/31/2013                   1.02                  0                  0               1.00%               2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%               8.2%
12/31/2015                   1.06                  0                  0               0.75%              -1.7%
12/31/2014                   1.08                  0                  0               0.75%               5.8%
12/31/2013                   1.02                  0                  0               0.75%               2.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               8.5%
12/31/2015                   1.07                  0                  0               0.50%              -1.5%
12/31/2014                   1.09                  0                  0               0.50%               6.0%
12/31/2013                   1.02                  0                  0               0.50%               2.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               8.8%
12/31/2015                   1.08                  0                  0               0.25%              -1.2%
12/31/2014                   1.09                  0                  0               0.25%               6.3%
12/31/2013                   1.02                  0                  0               0.25%               2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18              3,543    $         4,179               0.00%               9.0%
12/31/2015                   1.08                 85                 92               0.00%              -1.0%
12/31/2014                   1.09                 14                 16               0.00%               6.6%
12/31/2013                   1.02                  0                  0               0.00%               2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.6%
                 2014                                   4.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2050 FUND RETIREMENT CLASS - 87245M871

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   21,265,461    $   20,714,022         1,279,682
                                                                         ===============   ===============
Receivables: investments sold                                  28,453
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   21,293,914
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   18,441,065        16,211,298    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.17
Band 0                                                      2,852,849         2,412,374              1.18
                                                       ---------------   ---------------
 Total                                                 $   21,293,914        18,623,672
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      395,205
Mortality & expense charges                                                                      (173,936)
                                                                                           ---------------
Net investment income (loss)                                                                      221,269
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          101,375
Realized gain distributions                                                                        98,404
Net change in unrealized appreciation (depreciation)                                              901,931
                                                                                           ---------------
Net gain (loss)                                                                                 1,101,710
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,322,979
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           221,269    $           101,524
Net realized gain (loss)                                                   101,375                  7,415
Realized gain distributions                                                 98,404                 23,892
Net change in unrealized appreciation (depreciation)                       901,931               (326,401)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,322,979               (193,570)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                16,564,222              7,603,214
Cost of units redeemed                                                  (5,808,562)            (1,423,673)
Account charges                                                            (25,589)               (11,934)
                                                               --------------------   --------------------
Increase (decrease)                                                     10,730,071              6,167,607
                                                               --------------------   --------------------
Net increase (decrease)                                                 12,053,050              5,974,037
Net assets, beginning                                                    9,240,864              3,266,827
                                                               --------------------   --------------------
Net assets, ending                                             $        21,293,914    $         9,240,864
                                                               ====================   ====================

Units sold                                                              15,192,739              7,153,119
Units redeemed                                                          (5,330,787)            (1,422,911)
                                                               --------------------   --------------------
Net increase (decrease)                                                  9,861,952              5,730,208
Units outstanding, beginning                                             8,761,720              3,031,512
                                                               --------------------   --------------------
Units outstanding, ending                                               18,623,672              8,761,720
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        28,011,431
Cost of units redeemed/account charges                                                         (7,893,465)
Net investment income (loss)                                                                      369,116
Net realized gain (loss)                                                                          128,988
Realized gain distributions                                                                       126,405
Net change in unrealized appreciation (depreciation)                                              551,439
                                                                                      --------------------
Net assets                                                                            $        21,293,914
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14             16,211    $        18,441               1.25%               7.9%
12/31/2015                   1.05              8,693              9,166               1.25%              -2.1%
12/31/2014                   1.08              3,019              3,254               1.25%               5.2%
12/31/2013                   1.02                  0                  0               1.25%               2.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%               8.1%
12/31/2015                   1.06                  0                  0               1.00%              -1.9%
12/31/2014                   1.08                  0                  0               1.00%               5.5%
12/31/2013                   1.02                  0                  0               1.00%               2.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               8.4%
12/31/2015                   1.07                  0                  0               0.75%              -1.7%
12/31/2014                   1.08                  0                  0               0.75%               5.7%
12/31/2013                   1.02                  0                  0               0.75%               2.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%               8.7%
12/31/2015                   1.07                  0                  0               0.50%              -1.4%
12/31/2014                   1.09                  0                  0               0.50%               6.0%
12/31/2013                   1.03                  0                  0               0.50%               2.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               9.0%
12/31/2015                   1.08                  0                  0               0.25%              -1.2%
12/31/2014                   1.09                  0                  0               0.25%               6.3%
12/31/2013                   1.03                  0                  0               0.25%               2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18              2,412    $         2,853               0.00%               9.2%
12/31/2015                   1.08                 69                 75               0.00%              -0.9%
12/31/2014                   1.09                 12                 13               0.00%               6.5%
12/31/2013                   1.03                  0                  0               0.00%               2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.6%
                 2015                                   2.8%
                 2014                                   3.9%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2055 FUND RETIREMENT CLASS - 87245M152

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    9,870,015    $    9,581,771           741,025
                                                                         ===============   ===============
Receivables: investments sold                                  15,267
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    9,885,282
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    7,916,522         6,953,045    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.16
Band 50                                                            --                --              1.17
Band 25                                                            --                --              1.17
Band 0                                                      1,968,760         1,663,303              1.18
                                                       ---------------   ---------------
 Total                                                 $    9,885,282         8,616,348
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      177,677
Mortality & expense charges                                                                       (64,768)
                                                                                           ---------------
Net investment income (loss)                                                                      112,909
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           10,940
Realized gain distributions                                                                        31,501
Net change in unrealized appreciation (depreciation)                                              417,451
                                                                                           ---------------
Net gain (loss)                                                                                   459,892
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      572,801
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           112,909    $            38,285
Net realized gain (loss)                                                    10,940                   (117)
Realized gain distributions                                                 31,501                  8,813
Net change in unrealized appreciation (depreciation)                       417,451               (116,657)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          572,801                (69,676)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 7,877,880              2,464,876
Cost of units redeemed                                                  (1,745,289)              (228,604)
Account charges                                                            (22,845)                (8,548)
                                                               --------------------   --------------------
Increase (decrease)                                                      6,109,746              2,227,724
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,682,547              2,158,048
Net assets, beginning                                                    3,202,735              1,044,687
                                                               --------------------   --------------------
Net assets, ending                                             $         9,885,282    $         3,202,735
                                                               ====================   ====================

Units sold                                                               7,266,747              2,351,192
Units redeemed                                                          (1,688,930)              (282,027)
                                                               --------------------   --------------------
Net increase (decrease)                                                  5,577,817              2,069,165
Units outstanding, beginning                                             3,038,531                969,366
                                                               --------------------   --------------------
Units outstanding, ending                                                8,616,348              3,038,531
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        11,452,445
Cost of units redeemed/account charges                                                         (2,075,782)
Net investment income (loss)                                                                      167,713
Net realized gain (loss)                                                                           11,229
Realized gain distributions                                                                        41,433
Net change in unrealized appreciation (depreciation)                                              288,244
                                                                                      --------------------
Net assets                                                                            $         9,885,282
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14              6,953    $         7,917               1.25%               8.1%
12/31/2015                   1.05              2,991              3,151               1.25%              -2.2%
12/31/2014                   1.08                965              1,040               1.25%               5.3%
12/31/2013                   1.02                  0                  0               1.25%               2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%               8.3%
12/31/2015                   1.06                  0                  0               1.00%              -2.0%
12/31/2014                   1.08                  0                  0               1.00%               5.6%
12/31/2013                   1.02                  0                  0               1.00%               2.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.75%               8.6%
12/31/2015                   1.06                  0                  0               0.75%              -1.7%
12/31/2014                   1.08                  0                  0               0.75%               5.8%
12/31/2013                   1.02                  0                  0               0.75%               2.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.50%               8.9%
12/31/2015                   1.07                  0                  0               0.50%              -1.5%
12/31/2014                   1.09                  0                  0               0.50%               6.1%
12/31/2013                   1.02                  0                  0               0.50%               2.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.25%               9.1%
12/31/2015                   1.08                  0                  0               0.25%              -1.2%
12/31/2014                   1.09                  0                  0               0.25%               6.4%
12/31/2013                   1.02                  0                  0               0.25%               2.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18              1,663    $         1,969               0.00%               9.4%
12/31/2015                   1.08                 47                 51               0.00%              -1.0%
12/31/2014                   1.09                  4                  4               0.00%               6.6%
12/31/2013                   1.02                  0                  0               0.00%               2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   2.8%
                 2014                                   4.0%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND RETIREMENT CLASS - 87245M889

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    8,054,171    $    8,033,096           611,708
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (4,086)
                                                       ---------------
Net assets                                             $    8,050,085
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    6,314,556         5,865,401    $         1.08
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                      1,735,529         1,550,697              1.12
                                                       ---------------   ---------------
 Total                                                 $    8,050,085         7,416,098
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      126,613
Mortality & expense charges                                                                       (75,583)
                                                                                           ---------------
Net investment income (loss)                                                                       51,030
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           64,918
Realized gain distributions                                                                        17,315
Net change in unrealized appreciation (depreciation)                                               75,959
                                                                                           ---------------
Net gain (loss)                                                                                   158,192
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      209,222
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            51,030                $18,958
Net realized gain (loss)                                                    64,918                  8,941
Realized gain distributions                                                 17,315                  5,617
Net change in unrealized appreciation (depreciation)                        75,959                (62,322)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          209,222                (28,806)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 8,820,944              2,531,975
Cost of units redeemed                                                  (4,285,776)              (944,719)
Account charges                                                             (4,256)                  (868)
                                                               --------------------   --------------------
Increase (decrease)                                                      4,530,912              1,586,388
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,740,134              1,557,582
Net assets, beginning                                                    3,309,951              1,752,369
                                                               --------------------   --------------------
Net assets, ending                                             $         8,050,085    $         3,309,951
                                                               ====================   ====================

Units sold                                                               8,879,255              2,425,333
Units redeemed                                                          (4,657,474)              (896,969)
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,221,781              1,528,364
Units outstanding, beginning                                             3,194,317              1,665,953
                                                               --------------------   --------------------
Units outstanding, ending                                                7,416,098              3,194,317
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        13,194,679
Cost of units redeemed/account charges                                                         (5,349,499)
Net investment income (loss)                                                                       84,112
Net realized gain (loss)                                                                           72,830
Realized gain distributions                                                                        26,888
Net change in unrealized appreciation (depreciation)                                               21,075
                                                                                      --------------------
Net assets                                                                            $         8,050,085
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08              5,865    $         6,315               1.25%               3.9%
12/31/2015                   1.04              3,194              3,310               1.25%              -1.5%
12/31/2014                   1.05              1,666              1,752               1.25%               4.5%
12/31/2013                   1.01                  0                  0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               4.2%
12/31/2015                   1.04                  0                  0               1.00%              -1.2%
12/31/2014                   1.05                  0                  0               1.00%               4.8%
12/31/2013                   1.01                  0                  0               1.00%               0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               4.4%
12/31/2015                   1.05                  0                  0               0.75%              -1.0%
12/31/2014                   1.06                  0                  0               0.75%               5.0%
12/31/2013                   1.01                  0                  0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%               4.7%
12/31/2015                   1.05                  0                  0               0.50%              -0.7%
12/31/2014                   1.06                  0                  0               0.50%               5.3%
12/31/2013                   1.01                  0                  0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%               4.9%
12/31/2015                   1.06                  0                  0               0.25%              -0.5%
12/31/2014                   1.06                  0                  0               0.25%               5.6%
12/31/2013                   1.01                  0                  0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12              1,551    $         1,736               0.00%               5.2%
12/31/2015                   1.06                  0                  0               0.00%              -0.3%
12/31/2014                   1.07                  0                  0               0.00%               5.8%
12/31/2013                   1.01                  0                  0               0.00%               0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.2%
                 2015                                   2.0%
                 2014                                   2.3%
                 2013                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND PLUS FUND RETIREMENT CLASS - 886315605

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      448,323    $      452,874            43,565
                                                                         ===============   ===============
Receivables: investments sold                                     841
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      449,164
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      449,164           445,383    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.03
Band 0                                                             --                --              1.03
                                                       ---------------   ---------------
 Total                                                 $      449,164           445,383
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        9,105
Mortality & expense charges                                                                        (4,007)
                                                                                           ---------------
Net investment income (loss)                                                                        5,098
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (23)
Realized gain distributions                                                                         3,823
Net change in unrealized appreciation (depreciation)                                               (1,611)
                                                                                           ---------------
Net gain (loss)                                                                                     2,189
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,287
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,098    $               398
Net realized gain (loss)                                                       (23)                    (1)
Realized gain distributions                                                  3,823                  1,193
Net change in unrealized appreciation (depreciation)                        (1,611)                (2,940)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,287                 (1,350)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   351,560                103,651
Cost of units redeemed                                                     (11,945)                    --
Account charges                                                                (39)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        339,576                103,651
                                                               --------------------   --------------------
Net increase (decrease)                                                    346,863                102,301
Net assets, beginning                                                      102,301                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           449,164    $           102,301
                                                               ====================   ====================

Units sold                                                                 352,753                104,699
Units redeemed                                                             (12,069)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    340,684                104,699
Units outstanding, beginning                                               104,699                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  445,383                104,699
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           455,211
Cost of units redeemed/account charges                                                            (11,984)
Net investment income (loss)                                                                        5,496
Net realized gain (loss)                                                                              (24)
Realized gain distributions                                                                         5,016
Net change in unrealized appreciation (depreciation)                                               (4,551)
                                                                                      --------------------
Net assets                                                                            $           449,164
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                445    $           449               1.25%               3.2%
12/31/2015                   0.98                105                102               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               3.5%
12/31/2015                   0.98                  0                  0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               3.7%
12/31/2015                   0.98                  0                  0               0.75%              -1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               4.0%
12/31/2015                   0.98                  0                  0               0.50%              -1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.25%               4.2%
12/31/2015                   0.99                  0                  0               0.25%              -1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.00%               4.5%
12/31/2015                   0.99                  0                  0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%
                 2015                                   1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP GROWTH FUND RETIREMENT CLASS - 87244W326

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      433,237    $      438,254            28,306
                                                                         ===============   ===============
Receivables: investments sold                                     414
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      433,651
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      433,651           399,063    $         1.09
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.10
Band 50                                                            --                --              1.10
Band 25                                                            --                --              1.11
Band 0                                                             --                --              1.11
                                                       ---------------   ---------------
 Total                                                 $      433,651           399,063
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,031
Mortality & expense charges                                                                        (2,805)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,774)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               19
Realized gain distributions                                                                         5,087
Net change in unrealized appreciation (depreciation)                                               (6,200)
                                                                                           ---------------
Net gain (loss)                                                                                    (1,094)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,868)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,774)   $               (48)
Net realized gain (loss)                                                        19                     (6)
Realized gain distributions                                                  5,087                  3,204
Net change in unrealized appreciation (depreciation)                        (6,200)                 1,183
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,868)                 4,333
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   430,607                 94,132
Cost of units redeemed                                                     (91,741)                   (42)
Account charges                                                               (768)                    (2)
                                                               --------------------   --------------------
Increase (decrease)                                                        338,098                 94,088
                                                               --------------------   --------------------
Net increase (decrease)                                                    335,230                 98,421
Net assets, beginning                                                       98,421                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           433,651    $            98,421
                                                               ====================   ====================

Units sold                                                                 460,151                 88,471
Units redeemed                                                            (149,519)                   (40)
                                                               --------------------   --------------------
Net increase (decrease)                                                    310,632                 88,431
Units outstanding, beginning                                                88,431                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  399,063                 88,431
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           524,739
Cost of units redeemed/account charges                                                            (92,553)
Net investment income (loss)                                                                       (1,822)
Net realized gain (loss)                                                                               13
Realized gain distributions                                                                         8,291
Net change in unrealized appreciation (depreciation)                                               (5,017)
                                                                                      --------------------
Net assets                                                                            $           433,651
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                399    $           434               1.25%              -2.4%
12/31/2015                   1.11                 88                 98               1.25%              11.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%              -2.1%
12/31/2015                   1.12                  0                  0               1.00%              11.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.75%              -1.9%
12/31/2015                   1.12                  0                  0               0.75%              11.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.50%              -1.6%
12/31/2015                   1.12                  0                  0               0.50%              12.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.25%              -1.4%
12/31/2015                   1.12                  0                  0               0.25%              12.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.00%              -1.1%
12/31/2015                   1.13                  0                  0               0.00%              12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP VALUE FUND RETIREMENT CLASS - 87244W722

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      141,644    $      137,710             7,840
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (354)
                                                       ---------------
Net assets                                             $      141,290
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      141,290           123,733    $         1.14
Band 100                                                           --                --              1.15
Band 75                                                            --                --              1.15
Band 50                                                            --                --              1.16
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.17
                                                       ---------------   ---------------
 Total                                                 $      141,290           123,733
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,719
Mortality & expense charges                                                                          (303)
                                                                                           ---------------
Net investment income (loss)                                                                        1,416
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (304)
Realized gain distributions                                                                         2,739
Net change in unrealized appreciation (depreciation)                                                4,122
                                                                                           ---------------
Net gain (loss)                                                                                     6,557
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        7,973
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             1,416    $                19
Net realized gain (loss)                                                      (304)                    --
Realized gain distributions                                                  2,739                    104
Net change in unrealized appreciation (depreciation)                         4,122                   (188)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            7,973                    (65)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   136,549                  1,953
Cost of units redeemed                                                      (5,093)                    --
Account charges                                                                (27)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        131,429                  1,953
                                                               --------------------   --------------------
Net increase (decrease)                                                    139,402                  1,888
Net assets, beginning                                                        1,888                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           141,290    $             1,888
                                                               ====================   ====================

Units sold                                                                 126,992                  1,932
Units redeemed                                                              (5,191)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    121,801                  1,932
Units outstanding, beginning                                                 1,932                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  123,733                  1,932
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           138,502
Cost of units redeemed/account charges                                                             (5,120)
Net investment income (loss)                                                                        1,435
Net realized gain (loss)                                                                             (304)
Realized gain distributions                                                                         2,843
Net change in unrealized appreciation (depreciation)                                                3,934
                                                                                      --------------------
Net assets                                                                            $           141,290
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                124    $           141               1.25%              16.8%
12/31/2015                   0.98                  2                  2               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               1.00%              17.1%
12/31/2015                   0.98                  0                  0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.75%              17.4%
12/31/2015                   0.98                  0                  0               0.75%              -1.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.50%              17.7%
12/31/2015                   0.98                  0                  0               0.50%              -1.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%              18.0%
12/31/2015                   0.99                  0                  0               0.25%              -1.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.17                  0    $             0               0.00%              18.3%
12/31/2015                   0.99                  0                  0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.4%
                 2015                                   2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           TIAA-CREF MID-CAP GROWTH FUND RETIREMENT CLASS - 87244W888

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,628,423    $    1,530,771            84,917
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (564)
                                                       ---------------
Net assets                                             $    1,627,859
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,627,859         1,590,919    $         1.02
Band 100                                                           --                --              1.03
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.04
Band 25                                                            --                --              1.04
Band 0                                                             --                --              1.05
                                                       ---------------   ---------------
 Total                                                 $    1,627,859         1,590,919
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,181
Mortality & expense charges                                                                       (15,698)
                                                                                           ---------------
Net investment income (loss)                                                                      (11,517)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           14,705
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                              101,918
                                                                                           ---------------
Net gain (loss)                                                                                   116,623
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      105,106
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (11,517)   $              (176)
Net realized gain (loss)                                                    14,705                     (9)
Realized gain distributions                                                     --                  3,267
Net change in unrealized appreciation (depreciation)                       101,918                 (4,266)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          105,106                 (1,184)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,804,932                 42,266
Cost of units redeemed                                                    (322,968)                    --
Account charges                                                               (293)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                      1,481,671                 42,266
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,586,777                 41,082
Net assets, beginning                                                       41,082                     --
                                                               --------------------   --------------------
Net assets, ending                                             $         1,627,859    $            41,082
                                                               ====================   ====================

Units sold                                                               1,871,025                 40,321
Units redeemed                                                            (320,427)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,550,598                 40,321
Units outstanding, beginning                                                40,321                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                1,590,919                 40,321
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,847,198
Cost of units redeemed/account charges                                                           (323,261)
Net investment income (loss)                                                                      (11,693)
Net realized gain (loss)                                                                           14,696
Realized gain distributions                                                                         3,267
Net change in unrealized appreciation (depreciation)                                               97,652
                                                                                      --------------------
Net assets                                                                            $         1,627,859
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02              1,591    $         1,628               1.25%               0.4%
12/31/2015                   1.02                 40                 41               1.25%               1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               1.00%               0.7%
12/31/2015                   1.02                  0                  0               1.00%               2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               0.9%
12/31/2015                   1.02                  0                  0               0.75%               2.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.50%               1.2%
12/31/2015                   1.03                  0                  0               0.50%               2.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.04                  0    $             0               0.25%               1.4%
12/31/2015                   1.03                  0                  0               0.25%               2.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.00%               1.7%
12/31/2015                   1.03                  0                  0               0.00%               3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.5%
                 2015                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2060 FUND RETIREMENT CLASS - 87245R557

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      260,630    $      260,358            25,498
                                                                         ===============   ===============
Receivables: investments sold                                   1,490
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      262,120
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      172,914           159,420    $         1.08
Band 100                                                           --                --              1.09
Band 75                                                            --                --              1.09
Band 50                                                            --                --              1.09
Band 25                                                            --                --              1.09
Band 0                                                         89,206            81,599              1.09
                                                       ---------------   ---------------
 Total                                                 $      262,120           241,019
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        4,380
Mortality & expense charges                                                                          (462)
                                                                                           ---------------
Net investment income (loss)                                                                        3,918
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              787
Realized gain distributions                                                                         1,286
Net change in unrealized appreciation (depreciation)                                                  272
                                                                                           ---------------
Net gain (loss)                                                                                     2,345
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        6,263
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             3,918    $                --
Net realized gain (loss)                                                       787                     --
Realized gain distributions                                                  1,286                     --
Net change in unrealized appreciation (depreciation)                           272                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            6,263                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   300,382                     --
Cost of units redeemed                                                     (43,894)                    --
Account charges                                                               (631)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                        255,857                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                    262,120                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           262,120    $                --
                                                               ====================   ====================

Units sold                                                                 282,832                     --
Units redeemed                                                             (41,813)                    --
                                                               --------------------   --------------------
Net increase (decrease)                                                    241,019                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                  241,019                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $           300,382
Cost of units redeemed/account charges                                                            (44,525)
Net investment income (loss)                                                                        3,918
Net realized gain (loss)                                                                              787
Realized gain distributions                                                                         1,286
Net change in unrealized appreciation (depreciation)                                                  272
                                                                                      --------------------
Net assets                                                                            $           262,120
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                159    $           173               1.25%               8.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               1.00%               8.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.75%               8.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.50%               9.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                  0    $             0               0.25%               9.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                 82    $            89               0.00%               9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF SOCIAL CHOICE BOND FUND R CLASS - 87245R698

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $          443    $          444                55
                                                                         ===============   ===============
Receivables: investments sold                                     120
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $          563
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $          563               572    $         0.98
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $          563               572
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             1
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                      1                     --
Net change in unrealized appreciation (depreciation)                            (1)                    --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       563                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                            563                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        563                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $               563    $                --
                                                               ====================   ====================

Units sold                                                                     572                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                        572                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                      572                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $               563
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                             1
Net change in unrealized appreciation (depreciation)                                                   (1)
                                                                                      --------------------
Net assets                                                                            $               563
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/12/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  1    $             1               1.25%              -1.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     TIAA-CREF BOND INDEX FUND INSTITUTIONAL CLASS - 87245M848 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   TIAA-CREF GROWTH & INCOME FUND INSTITUTIONAL CLASS - 87244W409 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 TIAA-CREF INTERNATIONAL EQUITY INDEX FUND INST. CLASS - 87244W516 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   TIAA-CREF LARGE-CAP GROWTH INDEX FUND INST. CLASS - 87244W680 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
TIAA-CREF LARGE-CAP VALUE INDEX FUND INSTITUTIONAL CLASS - 87244W664 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
TIAA-CREF LIFECYCLE INDEX 2010 FUND INSTITUTIONAL CLASS - 87245M830 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2015 FUND INSTITUTIONAL CLASS - 87245M822 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2020 FUND INSTITUTIONAL CLASS - 87245M814 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2025 FUND INSTITUTIONAL CLASS - 87245M798 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2030 FUND INSTITUTIONAL CLASS - 87245M780 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2035 FUND INSTITUTIONAL CLASS - 87245M772 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2040 FUND INSTITUTIONAL CLASS - 87245M764 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2045 FUND INSTITUTIONAL CLASS - 87245M756 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2050 FUND INSTITUTIONAL CLASS - 87245M749 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2055 FUND INSTITUTIONAL CLASS - 87245M178 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX 2060 FUND INSTITUTIONAL CLASS - 87245R565 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
TIAA-CREF LIFECYCLE INDEX RETIREMENT INC. FUND INST. CL. - 87245M731 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            TIMOTHY PLAN CONSERVATIVE GROWTH FUND A CLASS - 887432730

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      190,157    $      187,930            18,922
                                                                         ===============   ===============
Receivables: investments sold                                      13
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      190,170
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      190,170           179,987    $         1.06
Band 100                                                           --                --              1.08
Band 75                                                            --                --              1.11
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.16
Band 0                                                             --                --              1.18
                                                       ---------------   ---------------
 Total                                                 $      190,170           179,987
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,370)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,370)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (147)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               10,791
                                                                                           ---------------
Net gain (loss)                                                                                    10,644
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        8,274
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,370)   $              (257)
Net realized gain (loss)                                                      (147)                   522
Realized gain distributions                                                     --                  9,475
Net change in unrealized appreciation (depreciation)                        10,791                (17,665)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            8,274                 (7,925)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    45,097                 40,683
Cost of units redeemed                                                     (22,870)                (6,064)
Account charges                                                                (58)                  (125)
                                                               --------------------   --------------------
Increase (decrease)                                                         22,169                 34,494
                                                               --------------------   --------------------
Net increase (decrease)                                                     30,443                 26,569
Net assets, beginning                                                      159,727                133,158
                                                               --------------------   --------------------
Net assets, ending                                             $           190,170    $           159,727
                                                               ====================   ====================

Units sold                                                                  44,697                 38,312
Units redeemed                                                             (21,664)                (5,965)
                                                               --------------------   --------------------
Net increase (decrease)                                                     23,033                 32,347
Units outstanding, beginning                                               156,954                124,607
                                                               --------------------   --------------------
Units outstanding, ending                                                  179,987                156,954
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           315,826
Cost of units redeemed/account charges                                                           (154,393)
Net investment income (loss)                                                                       (5,819)
Net realized gain (loss)                                                                           18,600
Realized gain distributions                                                                        13,729
Net change in unrealized appreciation (depreciation)                                                2,227
                                                                                      --------------------
Net assets                                                                            $           190,170
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.06                180    $           190               1.25%               3.8%
12/31/2015                   1.02                157                160               1.25%              -4.8%
12/31/2014                   1.07                125                133               1.25%               0.7%
12/31/2013                   1.06                108                115               1.25%               8.0%
12/31/2012                   0.98                160                157               1.25%               5.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               1.00%               4.1%
12/31/2015                   1.04                  0                  0               1.00%              -4.5%
12/31/2014                   1.09                  0                  0               1.00%               0.9%
12/31/2013                   1.08                  0                  0               1.00%               8.2%
12/31/2012                   1.00                  0                  0               1.00%               6.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.11                  0    $             0               0.75%               4.3%
12/31/2015                   1.06                  0                  0               0.75%              -4.3%
12/31/2014                   1.11                  0                  0               0.75%               1.2%
12/31/2013                   1.09                  0                  0               0.75%               8.5%
12/31/2012                   1.01                  0                  0               0.75%               6.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               4.6%
12/31/2015                   1.08                  0                  0               0.50%              -4.1%
12/31/2014                   1.13                  0                  0               0.50%               1.4%
12/31/2013                   1.11                  0                  0               0.50%               8.8%
12/31/2012                   1.02                  0                  0               0.50%               6.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.16                  0    $             0               0.25%               4.9%
12/31/2015                   1.10                  0                  0               0.25%              -3.8%
12/31/2014                   1.15                  0                  0               0.25%               1.7%
12/31/2013                   1.13                  0                  0               0.25%               9.1%
12/31/2012                   1.03                  0                  0               0.25%               6.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.18                  0    $             0               0.00%               5.1%
12/31/2015                   1.13                  0                  0               0.00%              -3.6%
12/31/2014                   1.17                  0                  0               0.00%               1.9%
12/31/2013                   1.15                  0                  0               0.00%               9.3%
12/31/2012                   1.05                  0                  0               0.00%               7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   1.1%
                 2014                                   0.5%
                 2013                                   0.4%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             TIMOTHY PLAN STRATEGIC GROWTH FUND A CLASS - 887432763

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      137,576    $      117,699            15,722
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (9)
                                                       ---------------
Net assets                                             $      137,567
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      137,567           140,020    $         0.98
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.03
Band 50                                                            --                --              1.05
Band 25                                                            --                --              1.08
Band 0                                                             --                --              1.10
                                                       ---------------   ---------------
 Total                                                 $      137,567           140,020
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (1,589)
                                                                                           ---------------
Net investment income (loss)                                                                       (1,589)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              155
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                5,836
                                                                                           ---------------
Net gain (loss)                                                                                     5,991
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        4,402
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (1,589)   $            (1,097)
Net realized gain (loss)                                                       155                    347
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                         5,836                 (6,424)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            4,402                 (7,174)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    14,083                 14,119
Cost of units redeemed                                                        (770)                (1,038)
Account charges                                                                (41)                   (47)
                                                               --------------------   --------------------
Increase (decrease)                                                         13,272                 13,034
                                                               --------------------   --------------------
Net increase (decrease)                                                     17,674                  5,860
Net assets, beginning                                                      119,893                114,033
                                                               --------------------   --------------------
Net assets, ending                                             $           137,567    $           119,893
                                                               ====================   ====================

Units sold                                                                  14,737                 14,090
Units redeemed                                                                (859)                (1,148)
                                                               --------------------   --------------------
Net increase (decrease)                                                     13,878                 12,942
Units outstanding, beginning                                               126,142                113,200
                                                               --------------------   --------------------
Units outstanding, ending                                                  140,020                126,142
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           236,208
Cost of units redeemed/account charges                                                           (138,207)
Net investment income (loss)                                                                       (7,173)
Net realized gain (loss)                                                                           25,021
Realized gain distributions                                                                         1,841
Net change in unrealized appreciation (depreciation)                                               19,877
                                                                                      --------------------
Net assets                                                                            $           137,567
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                140    $           138               1.25%               3.4%
12/31/2015                   0.95                126                120               1.25%              -5.6%
12/31/2014                   1.01                113                114               1.25%              -0.2%
12/31/2013                   1.01                105                106               1.25%              15.7%
12/31/2012                   0.87                123                108               1.25%               9.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               3.6%
12/31/2015                   0.97                  0                  0               1.00%              -5.4%
12/31/2014                   1.03                  0                  0               1.00%               0.1%
12/31/2013                   1.02                  0                  0               1.00%              16.0%
12/31/2012                   0.88                  0                  0               1.00%               9.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.03                  0    $             0               0.75%               3.9%
12/31/2015                   0.99                  0                  0               0.75%              -5.2%
12/31/2014                   1.04                  0                  0               0.75%               0.3%
12/31/2013                   1.04                  0                  0               0.75%              16.3%
12/31/2012                   0.90                  0                  0               0.75%               9.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.05                  0    $             0               0.50%               4.1%
12/31/2015                   1.01                  0                  0               0.50%              -4.9%
12/31/2014                   1.06                  0                  0               0.50%               0.6%
12/31/2013                   1.06                  0                  0               0.50%              16.6%
12/31/2012                   0.91                  0                  0               0.50%              10.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.08                  0    $             0               0.25%               4.4%
12/31/2015                   1.03                  0                  0               0.25%              -4.7%
12/31/2014                   1.08                  0                  0               0.25%               0.8%
12/31/2013                   1.07                  0                  0               0.25%              16.9%
12/31/2012                   0.92                  0                  0               0.25%              10.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                  0    $             0               0.00%               4.7%
12/31/2015                   1.05                  0                  0               0.00%              -4.5%
12/31/2014                   1.10                  0                  0               0.00%               1.1%
12/31/2013                   1.09                  0                  0               0.00%              17.1%
12/31/2012                   0.93                  0                  0               0.00%              10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.3%
                 2014                                   1.3%
                 2013                                   0.1%
                 2012                                   0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      987,889    $      858,156            24,668
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (156)
                                                       ---------------
Net assets                                             $      987,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      485,935           280,947    $         1.73
Band 100                                                      501,798           286,719              1.75
Band 75                                                            --                --              1.77
Band 50                                                            --                --              1.79
Band 25                                                            --                --              1.81
Band 0                                                             --                --              1.83
                                                       ---------------   ---------------
 Total                                                 $      987,733           567,666
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,482
Mortality & expense charges                                                                       (11,606)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,124)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           46,735
Realized gain distributions                                                                         8,452
Net change in unrealized appreciation (depreciation)                                               57,117
                                                                                           ---------------
Net gain (loss)                                                                                   112,304
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      104,180
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,124)   $            (5,763)
Net realized gain (loss)                                                    46,735                 54,263
Realized gain distributions                                                  8,452                 24,338
Net change in unrealized appreciation (depreciation)                        57,117                (56,885)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          104,180                 15,953
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   216,007                241,314
Cost of units redeemed                                                    (411,744)              (184,004)
Account charges                                                                (81)                   (41)
                                                               --------------------   --------------------
Increase (decrease)                                                       (195,818)                57,269
                                                               --------------------   --------------------
Net increase (decrease)                                                    (91,638)                73,222
Net assets, beginning                                                    1,079,371              1,006,149
                                                               --------------------   --------------------
Net assets, ending                                             $           987,733    $         1,079,371
                                                               ====================   ====================

Units sold                                                                 138,636                169,069
Units redeemed                                                            (255,433)              (134,481)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (116,797)                34,588
Units outstanding, beginning                                               684,463                649,875
                                                               --------------------   --------------------
Units outstanding, ending                                                  567,666                684,463
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,617,194
Cost of units redeemed/account charges                                                           (940,254)
Net investment income (loss)                                                                      (23,865)
Net realized gain (loss)                                                                          172,135
Realized gain distributions                                                                        32,790
Net change in unrealized appreciation (depreciation)                                              129,733
                                                                                      --------------------
Net assets                                                                            $           987,733
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.73                281    $           486               1.25%              10.2%
12/31/2015                   1.57                327                513               1.25%               1.7%
12/31/2014                   1.54                293                452               1.25%               5.1%
12/31/2013                   1.47                338                496               1.25%              37.1%
12/31/2012                   1.07                288                309               1.25%               7.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                287    $           502               1.00%              10.5%
12/31/2015                   1.58                358                567               1.00%               2.0%
12/31/2014                   1.55                357                555               1.00%               5.4%
12/31/2013                   1.47                  1                  1               1.00%              37.5%
12/31/2012                   1.07                  0                  0               1.00%               7.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               0.75%              10.8%
12/31/2015                   1.60                  0                  0               0.75%               2.3%
12/31/2014                   1.56                  0                  0               0.75%               5.7%
12/31/2013                   1.48                  0                  0               0.75%              37.8%
12/31/2012                   1.07                  0                  0               0.75%               7.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.50%              11.0%
12/31/2015                   1.61                  0                  0               0.50%               2.5%
12/31/2014                   1.57                  0                  0               0.50%               5.9%
12/31/2013                   1.49                  0                  0               0.50%              38.2%
12/31/2012                   1.08                  0                  0               0.50%               7.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.25%              11.3%
12/31/2015                   1.63                  0                  0               0.25%               2.8%
12/31/2014                   1.58                  0                  0               0.25%               6.2%
12/31/2013                   1.49                  0                  0               0.25%              38.5%
12/31/2012                   1.08                  0                  0               0.25%               7.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                  0    $             0               0.00%              11.6%
12/31/2015                   1.64                  0                  0               0.00%               3.0%
12/31/2014                   1.60                  0                  0               0.00%               6.4%
12/31/2013                   1.50                  0                  0               0.00%              38.8%
12/31/2012                   1.08                  0                  0               0.00%               8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.6%
                 2014                                   0.4%
                 2013                                   0.7%
                 2012                                   0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            TOUCHSTONE GROWTH OPPORTUNITIES FUND A CLASS - 89154X708

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      218,331    $      242,855             7,929
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                  (599)
                                                       ---------------
Net assets                                             $      217,732
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      145,878            99,562    $         1.47
Band 100                                                       71,854            48,515              1.48
Band 75                                                            --                --              1.50
Band 50                                                            --                --              1.51
Band 25                                                            --                --              1.53
Band 0                                                             --                --              1.55
                                                       ---------------   ---------------
 Total                                                 $      217,732           148,077
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                        (2,643)
                                                                                           ---------------
Net investment income (loss)                                                                       (2,643)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (5,288)
Realized gain distributions                                                                         7,714
Net change in unrealized appreciation (depreciation)                                               (1,228)
                                                                                           ---------------
Net gain (loss)                                                                                     1,198
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (1,445)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (2,643)   $            (2,977)
Net realized gain (loss)                                                    (5,288)                 7,663
Realized gain distributions                                                  7,714                 24,162
Net change in unrealized appreciation (depreciation)                        (1,228)               (39,627)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (1,445)               (10,779)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                    17,986                 79,188
Cost of units redeemed                                                     (42,727)               (43,722)
Account charges                                                               (102)                   (97)
                                                               --------------------   --------------------
Increase (decrease)                                                        (24,843)                35,369
                                                               --------------------   --------------------
Net increase (decrease)                                                    (26,288)                24,590
Net assets, beginning                                                      244,020                219,430
                                                               --------------------   --------------------
Net assets, ending                                             $           217,732    $           244,020
                                                               ====================   ====================

Units sold                                                                  12,972                 53,431
Units redeemed                                                             (30,018)               (31,787)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (17,046)                21,644
Units outstanding, beginning                                               165,123                143,479
                                                               --------------------   --------------------
Units outstanding, ending                                                  148,077                165,123
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           421,012
Cost of units redeemed/account charges                                                           (255,573)
Net investment income (loss)                                                                      (10,257)
Net realized gain (loss)                                                                           14,561
Realized gain distributions                                                                        72,513
Net change in unrealized appreciation (depreciation)                                              (24,524)
                                                                                      --------------------
Net assets                                                                            $           217,732
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.47                100    $           146               1.25%              -0.6%
12/31/2015                   1.47                106                156               1.25%              -3.5%
12/31/2014                   1.53                103                157               1.25%              10.3%
12/31/2013                   1.38                117                162               1.25%              36.5%
12/31/2012                   1.01                130                132               1.25%               1.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.48                 49    $            72               1.00%              -0.3%
12/31/2015                   1.49                 59                 88               1.00%              -3.3%
12/31/2014                   1.54                 41                 62               1.00%              10.6%
12/31/2013                   1.39                  0                  0               1.00%              36.9%
12/31/2012                   1.02                  0                  0               1.00%               1.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.50                  0    $             0               0.75%              -0.1%
12/31/2015                   1.50                  0                  0               0.75%              -3.0%
12/31/2014                   1.54                  0                  0               0.75%              10.8%
12/31/2013                   1.39                  0                  0               0.75%              37.2%
12/31/2012                   1.02                  0                  0               0.75%               1.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.51                  0    $             0               0.50%               0.2%
12/31/2015                   1.51                  0                  0               0.50%              -2.8%
12/31/2014                   1.55                  0                  0               0.50%              11.1%
12/31/2013                   1.40                  0                  0               0.50%              37.5%
12/31/2012                   1.02                  0                  0               0.50%               1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                  0    $             0               0.25%               0.4%
12/31/2015                   1.52                  0                  0               0.25%              -2.5%
12/31/2014                   1.56                  0                  0               0.25%              11.4%
12/31/2013                   1.40                  0                  0               0.25%              37.9%
12/31/2012                   1.02                  0                  0               0.25%               1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               0.00%               0.7%
12/31/2015                   1.54                  0                  0               0.00%              -2.3%
12/31/2014                   1.57                  0                  0               0.00%              11.7%
12/31/2013                   1.41                  0                  0               0.00%              38.2%
12/31/2012                   1.02                  0                  0               0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               TOUCHSTONE FLEXIBLE INCOME FUND A CLASS - 89154Q620

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      332,715    $      340,309            31,472
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                   (52)
                                                       ---------------
Net assets                                             $      332,663
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      208,391           190,755    $         1.09
Band 100                                                      124,272           112,535              1.10
Band 75                                                            --                --              1.12
Band 50                                                            --                --              1.13
Band 25                                                            --                --              1.14
Band 0                                                             --                --              1.15
                                                       ---------------   ---------------
 Total                                                 $      332,663           303,290
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        7,893
Mortality & expense charges                                                                        (3,528)
                                                                                           ---------------
Net investment income (loss)                                                                        4,365
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             (669)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (1,549)
                                                                                           ---------------
Net gain (loss)                                                                                    (2,218)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        2,147
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             4,365    $             4,645
Net realized gain (loss)                                                      (669)                (1,166)
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                        (1,549)                  (657)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                            2,147                  2,822
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   141,642                 28,851
Cost of units redeemed                                                     (55,156)               (45,605)
Account charges                                                                (93)                  (112)
                                                               --------------------   --------------------
Increase (decrease)                                                         86,393                (16,866)
                                                               --------------------   --------------------
Net increase (decrease)                                                     88,540                (14,044)
Net assets, beginning                                                      244,123                258,167
                                                               --------------------   --------------------
Net assets, ending                                             $           332,663    $           244,123
                                                               ====================   ====================

Units sold                                                                 125,265                 30,525
Units redeemed                                                             (50,658)               (46,253)
                                                               --------------------   --------------------
Net increase (decrease)                                                     74,607                (15,728)
Units outstanding, beginning                                               228,683                244,411
                                                               --------------------   --------------------
Units outstanding, ending                                                  303,290                228,683
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           489,070
Cost of units redeemed/account charges                                                           (174,246)
Net investment income (loss)                                                                       28,406
Net realized gain (loss)                                                                           (2,973)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                               (7,594)
                                                                                      --------------------
Net assets                                                                            $           332,663
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.09                191    $           208               1.25%               2.4%
12/31/2015                   1.07                222                237               1.25%               1.1%
12/31/2014                   1.06                239                252               1.25%               5.7%
12/31/2013                   1.00                224                224               1.25%              -0.6%
12/31/2012                   1.01                231                232               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.10                113    $           124               1.00%               2.6%
12/31/2015                   1.08                  7                  7               1.00%               1.3%
12/31/2014                   1.06                  6                  6               1.00%               5.9%
12/31/2013                   1.00                  0                  0               1.00%              -0.3%
12/31/2012                   1.01                  0                  0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.12                  0    $             0               0.75%               2.9%
12/31/2015                   1.09                  0                  0               0.75%               1.6%
12/31/2014                   1.07                  0                  0               0.75%               6.2%
12/31/2013                   1.01                  0                  0               0.75%              -0.1%
12/31/2012                   1.01                  0                  0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.13                  0    $             0               0.50%               3.1%
12/31/2015                   1.09                  0                  0               0.50%               1.8%
12/31/2014                   1.07                  0                  0               0.50%               6.4%
12/31/2013                   1.01                  0                  0               0.50%               0.2%
12/31/2012                   1.01                  0                  0               0.50%               0.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.14                  0    $             0               0.25%               3.4%
12/31/2015                   1.10                  0                  0               0.25%               2.1%
12/31/2014                   1.08                  0                  0               0.25%               6.7%
12/31/2013                   1.01                  0                  0               0.25%               0.4%
12/31/2012                   1.01                  0                  0               0.25%               0.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.15                  0    $             0               0.00%               3.6%
12/31/2015                   1.11                  0                  0               0.00%               2.3%
12/31/2014                   1.09                  0                  0               0.00%               7.0%
12/31/2013                   1.02                  0                  0               0.00%               0.7%
12/31/2012                   1.01                  0                  0               0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   2.7%
                 2015                                   3.1%
                 2014                                   4.6%
                 2013                                   4.7%
                 2012                                   3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND A CLASS - 89154X302

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       23,104    $       27,600             1,147
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    (6)
                                                       ---------------
Net assets                                             $       23,098
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       18,365            13,426    $         1.37
Band 100                                                        4,733             3,423              1.38
Band 75                                                            --                --              1.40
Band 50                                                            --                --              1.41
Band 25                                                            --                --              1.43
Band 0                                                             --                --              1.44
                                                       ---------------   ---------------
 Total                                                 $       23,098            16,849
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          127
Mortality & expense charges                                                                          (410)
                                                                                           ---------------
Net investment income (loss)                                                                         (283)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (8,489)
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                9,045
                                                                                           ---------------
Net gain (loss)                                                                                       556
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          273
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (283)   $              (525)
Net realized gain (loss)                                                    (8,489)               (13,413)
Realized gain distributions                                                     --                 17,207
Net change in unrealized appreciation (depreciation)                         9,045                 (5,493)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                              273                 (2,224)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     3,757                 46,412
Cost of units redeemed                                                     (27,573)               (79,585)
Account charges                                                                (23)                   (24)
                                                               --------------------   --------------------
Increase (decrease)                                                        (23,839)               (33,197)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (23,566)               (35,421)
Net assets, beginning                                                       46,664                 82,085
                                                               --------------------   --------------------
Net assets, ending                                             $            23,098    $            46,664
                                                               ====================   ====================

Units sold                                                                   2,798                 35,941
Units redeemed                                                             (21,176)               (61,570)
                                                               --------------------   --------------------
Net increase (decrease)                                                    (18,378)               (25,629)
Units outstanding, beginning                                                35,227                 60,856
                                                               --------------------   --------------------
Units outstanding, ending                                                   16,849                 35,227
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $           128,926
Cost of units redeemed/account charges                                                           (110,519)
Net investment income (loss)                                                                       (1,113)
Net realized gain (loss)                                                                          (21,883)
Realized gain distributions                                                                        32,183
Net change in unrealized appreciation (depreciation)                                               (4,496)
                                                                                      --------------------
Net assets                                                                            $            23,098
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.37                 13    $            18               1.25%               3.3%
12/31/2015                   1.32                 33                 44               1.25%              -1.4%
12/31/2014                   1.34                 13                 17               1.25%               9.3%
12/31/2013                   1.23                 13                 16               1.25%              28.3%
12/31/2012                   0.96                 12                 12               1.25%              -4.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.38                  3    $             5               1.00%               3.6%
12/31/2015                   1.34                  2                  3               1.00%              -1.1%
12/31/2014                   1.35                 48                 65               1.00%               9.5%
12/31/2013                   1.23                  0                  0               1.00%              28.6%
12/31/2012                   0.96                  0                  0               1.00%              -4.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.40                  0    $             0               0.75%               3.8%
12/31/2015                   1.35                  0                  0               0.75%              -0.9%
12/31/2014                   1.36                  0                  0               0.75%               9.8%
12/31/2013                   1.24                  0                  0               0.75%              29.0%
12/31/2012                   0.96                  0                  0               0.75%              -4.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.41                  0    $             0               0.50%               4.1%
12/31/2015                   1.36                  0                  0               0.50%              -0.6%
12/31/2014                   1.37                  0                  0               0.50%              10.1%
12/31/2013                   1.24                  0                  0               0.50%              29.3%
12/31/2012                   0.96                  0                  0               0.50%              -4.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.43                  0    $             0               0.25%               4.3%
12/31/2015                   1.37                  0                  0               0.25%              -0.4%
12/31/2014                   1.37                  0                  0               0.25%              10.4%
12/31/2013                   1.25                  0                  0               0.25%              29.6%
12/31/2012                   0.96                  0                  0               0.25%              -3.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.44                  0    $             0               0.00%               4.6%
12/31/2015                   1.38                  0                  0               0.00%              -0.1%
12/31/2014                   1.38                  0                  0               0.00%              10.6%
12/31/2013                   1.25                  0                  0               0.00%              29.9%
12/31/2012                   0.96                  0                  0               0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.1%
                 2014                                   0.3%
                 2013                                   0.2%
                 2012                                   0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TOUCHSTONE VALUE FUND A CLASS - 89154X468

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      896,551    $      864,875            90,071
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (31,862)
                                                       ---------------
Net assets                                             $      864,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      864,689           563,383    $         1.53
Band 100                                                           --                --              1.55
Band 75                                                            --                --              1.57
Band 50                                                            --                --              1.59
Band 25                                                            --                --              1.60
Band 0                                                             --                --              1.62
                                                       ---------------   ---------------
 Total                                                 $      864,689           563,383
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       17,631
Mortality & expense charges                                                                       (11,929)
                                                                                           ---------------
Net investment income (loss)                                                                        5,702
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (18,795)
Realized gain distributions                                                                         1,829
Net change in unrealized appreciation (depreciation)                                              117,095
                                                                                           ---------------
Net gain (loss)                                                                                   100,129
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      105,831
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             5,702    $              (328)
Net realized gain (loss)                                                   (18,795)                59,670
Realized gain distributions                                                  1,829                 74,783
Net change in unrealized appreciation (depreciation)                       117,095               (178,203)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          105,831                (44,078)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   167,957                279,462
Cost of units redeemed                                                    (453,630)              (380,722)
Account charges                                                               (567)                  (215)
                                                               --------------------   --------------------
Increase (decrease)                                                       (286,240)              (101,475)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (180,409)              (145,553)
Net assets, beginning                                                    1,045,098              1,190,651
                                                               --------------------   --------------------
Net assets, ending                                             $           864,689    $         1,045,098
                                                               ====================   ====================

Units sold                                                                 119,702                197,937
Units redeemed                                                            (316,744)              (273,382)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (197,042)               (75,445)
Units outstanding, beginning                                               760,425                835,870
                                                               --------------------   --------------------
Units outstanding, ending                                                  563,383                760,425
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,747,962
Cost of units redeemed/account charges                                                         (1,137,869)
Net investment income (loss)                                                                       18,204
Net realized gain (loss)                                                                           99,179
Realized gain distributions                                                                       105,537
Net change in unrealized appreciation (depreciation)                                               31,676
                                                                                      --------------------
Net assets                                                                            $           864,689
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.53                563    $           865               1.25%              11.7%
12/31/2015                   1.37                758              1,042               1.25%              -3.5%
12/31/2014                   1.42                821              1,169               1.25%               9.7%
12/31/2013                   1.30                356                463               1.25%              29.3%
12/31/2012                   1.00                291                293               1.25%               0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.55                  0    $             0               1.00%              12.0%
12/31/2015                   1.39                  2                  3               1.00%              -3.3%
12/31/2014                   1.43                 15                 22               1.00%              10.0%
12/31/2013                   1.30                  0                  0               1.00%              29.6%
12/31/2012                   1.00                  0                  0               1.00%               0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.57                  0    $             0               0.75%              12.2%
12/31/2015                   1.40                  0                  0               0.75%              -3.0%
12/31/2014                   1.44                  0                  0               0.75%              10.2%
12/31/2013                   1.31                  0                  0               0.75%              30.0%
12/31/2012                   1.01                  0                  0               0.75%               0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.59                  0    $             0               0.50%              12.5%
12/31/2015                   1.41                  0                  0               0.50%              -2.8%
12/31/2014                   1.45                  0                  0               0.50%              10.5%
12/31/2013                   1.31                  0                  0               0.50%              30.3%
12/31/2012                   1.01                  0                  0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.60                  0    $             0               0.25%              12.8%
12/31/2015                   1.42                  0                  0               0.25%              -2.5%
12/31/2014                   1.46                  0                  0               0.25%              10.8%
12/31/2013                   1.32                  0                  0               0.25%              30.6%
12/31/2012                   1.01                  0                  0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.62                  0    $             0               0.00%              13.1%
12/31/2015                   1.43                  0                  0               0.00%              -2.3%
12/31/2014                   1.47                  0                  0               0.00%              11.1%
12/31/2013                   1.32                  0                  0               0.00%              30.9%
12/31/2012                   1.01                  0                  0               0.00%               0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.8%
                 2015                                   1.3%
                 2014                                   2.7%
                 2013                                   1.9%
                 2012                                   1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $      119,661    $      110,775             2,940
                                                                         ===============   ===============
Receivables: investments sold                                      62
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $      119,723
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $      119,723            68,348    $         1.75
Band 100                                                           --                --              1.77
Band 75                                                            --                --              1.79
Band 50                                                            --                --              1.81
Band 25                                                            --                --              1.84
Band 0                                                             --                --              1.86
                                                       ---------------   ---------------
 Total                                                 $      119,723            68,348
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $          666
Mortality & expense charges                                                                        (1,201)
                                                                                           ---------------
Net investment income (loss)                                                                         (535)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (19,271)
Realized gain distributions                                                                           997
Net change in unrealized appreciation (depreciation)                                               16,601
                                                                                           ---------------
Net gain (loss)                                                                                    (1,673)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (2,208)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $              (535)   $             5,734
Net realized gain (loss)                                                   (19,271)                   678
Realized gain distributions                                                    997                     --
Net change in unrealized appreciation (depreciation)                        16,601                 (7,715)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           (2,208)                (1,303)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   381,550                810,664
Cost of units redeemed                                                    (890,679)              (178,300)
Account charges                                                                 (1)                    --
                                                               --------------------   --------------------
Increase (decrease)                                                       (509,130)               632,364
                                                               --------------------   --------------------
Net increase (decrease)                                                   (511,338)               631,061
Net assets, beginning                                                      631,061                     --
                                                               --------------------   --------------------
Net assets, ending                                             $           119,723    $           631,061
                                                               ====================   ====================

Units sold                                                                 240,428                508,809
Units redeemed                                                            (570,190)              (110,699)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (329,762)               398,110
Units outstanding, beginning                                               398,110                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                   68,348                398,110
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $         1,192,214
Cost of units redeemed/account charges                                                         (1,068,980)
Net investment income (loss)                                                                        5,199
Net realized gain (loss)                                                                          (18,593)
Realized gain distributions                                                                           997
Net change in unrealized appreciation (depreciation)                                                8,886
                                                                                      --------------------
Net assets                                                                            $           119,723
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.75                 68    $           120               1.25%              10.5%
12/31/2015                   1.59                398                631               1.25%               2.0%
12/31/2014                   1.55                  0                  0               1.25%               5.4%
12/31/2013                   1.47                  0                  0               1.25%              37.5%
12/31/2012                   1.07                  0                  0               1.25%               7.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.77                  0    $             0               1.00%              10.8%
12/31/2015                   1.60                  0                  0               1.00%               2.3%
12/31/2014                   1.56                  0                  0               1.00%               5.7%
12/31/2013                   1.48                  0                  0               1.00%              37.9%
12/31/2012                   1.07                  0                  0               1.00%               7.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.79                  0    $             0               0.75%              11.1%
12/31/2015                   1.61                  0                  0               0.75%               2.5%
12/31/2014                   1.58                  0                  0               0.75%               6.0%
12/31/2013                   1.49                  0                  0               0.75%              38.2%
12/31/2012                   1.08                  0                  0               0.75%               7.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.81                  0    $             0               0.50%              11.3%
12/31/2015                   1.63                  0                  0               0.50%               2.8%
12/31/2014                   1.59                  0                  0               0.50%               6.2%
12/31/2013                   1.49                  0                  0               0.50%              38.5%
12/31/2012                   1.08                  0                  0               0.50%               7.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.84                  0    $             0               0.25%              11.6%
12/31/2015                   1.65                  0                  0               0.25%               3.0%
12/31/2014                   1.60                  0                  0               0.25%               6.5%
12/31/2013                   1.50                  0                  0               0.25%              38.9%
12/31/2012                   1.08                  0                  0               0.25%               8.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.86                  0    $             0               0.00%              11.9%
12/31/2015                   1.66                  0                  0               0.00%               3.3%
12/31/2014                   1.61                  0                  0               0.00%               6.8%
12/31/2013                   1.51                  0                  0               0.00%              39.2%
12/31/2012                   1.08                  0                  0               0.00%               8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   1.8%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           VANGUARD SHORT TERM FEDERAL FUND INVESTOR CLASS - 922031604

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,313,439    $    1,327,615           122,977
                                                                         ===============   ===============
Receivables: investments sold                                   1,187
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,314,626
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,314,626           721,172    $         1.82
Band 100                                                           --                --              1.88
Band 75                                                            --                --              1.95
Band 50                                                            --                --              2.01
Band 25                                                            --                --              2.08
Band 0                                                             --                --              2.39
                                                       ---------------   ---------------
 Total                                                 $    1,314,626           721,172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       18,697
Mortality & expense charges                                                                       (22,079)
                                                                                           ---------------
Net investment income (loss)                                                                       (3,382)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            4,681
Realized gain distributions                                                                         3,301
Net change in unrealized appreciation (depreciation)                                                5,808
                                                                                           ---------------
Net gain (loss)                                                                                    13,790
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       10,408
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (3,382)   $            (8,909)
Net realized gain (loss)                                                     4,681                 (1,148)
Realized gain distributions                                                  3,301                  8,015
Net change in unrealized appreciation (depreciation)                         5,808                (10,988)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                           10,408                (13,030)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   583,059                534,467
Cost of units redeemed                                                  (1,779,999)              (230,521)
Account charges                                                             (1,309)                (1,149)
                                                               --------------------   --------------------
Increase (decrease)                                                     (1,198,249)               302,797
                                                               --------------------   --------------------
Net increase (decrease)                                                 (1,187,841)               289,767
Net assets, beginning                                                    2,502,467              2,212,700
                                                               --------------------   --------------------
Net assets, ending                                             $         1,314,626    $         2,502,467
                                                               ====================   ====================

Units sold                                                                 316,904                296,030
Units redeemed                                                            (966,942)              (131,013)
                                                               --------------------   --------------------
Net increase (decrease)                                                   (650,038)               165,017
Units outstanding, beginning                                             1,371,210              1,206,193
                                                               --------------------   --------------------
Units outstanding, ending                                                  721,172              1,371,210
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $        11,337,562
Cost of units redeemed/account charges                                                        (10,267,772)
Net investment income (loss)                                                                       84,847
Net realized gain (loss)                                                                           31,242
Realized gain distributions                                                                       142,923
Net change in unrealized appreciation (depreciation)                                              (14,176)
                                                                                      --------------------
Net assets                                                                            $         1,314,626
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.82                721    $         1,315               1.25%              -0.1%
12/31/2015                   1.83              1,371              2,502               1.25%              -0.5%
12/31/2014                   1.83              1,206              2,213               1.25%              -0.1%
12/31/2013                   1.84              1,455              2,672               1.25%              -1.6%
12/31/2012                   1.87              1,861              3,473               1.25%               0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               1.00%               0.1%
12/31/2015                   1.88                  0                  0               1.00%              -0.3%
12/31/2014                   1.89                  0                  0               1.00%               0.2%
12/31/2013                   1.88                  0                  0               1.00%              -1.3%
12/31/2012                   1.91                  0                  0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.75%               0.4%
12/31/2015                   1.94                  0                  0               0.75%               0.0%
12/31/2014                   1.94                  0                  0               0.75%               0.4%
12/31/2013                   1.93                  0                  0               0.75%              -1.1%
12/31/2012                   1.95                  0                  0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.01                  0    $             0               0.50%               0.6%
12/31/2015                   2.00                  0                  0               0.50%               0.2%
12/31/2014                   2.00                  0                  0               0.50%               0.7%
12/31/2013                   1.98                  0                  0               0.50%              -0.8%
12/31/2012                   2.00                  0                  0               0.50%               0.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.08                  0    $             0               0.25%               0.9%
12/31/2015                   2.06                  0                  0               0.25%               0.5%
12/31/2014                   2.05                  0                  0               0.25%               0.9%
12/31/2013                   2.03                  0                  0               0.25%              -0.6%
12/31/2012                   2.05                  0                  0               0.25%               1.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.39                  0    $             0               0.00%               1.1%
12/31/2015                   2.37                  0                  0               0.00%               0.7%
12/31/2014                   2.35                  0                  0               0.00%               1.2%
12/31/2013                   2.32                  0                  0               0.00%              -0.3%
12/31/2012                   2.33                  0                  0               0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   1.0%
                 2015                                   0.8%
                 2014                                   0.6%
                 2013                                   0.5%
                 2012                                   0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   47,718,233    $   46,125,604         2,220,222
                                                                         ===============   ===============
Receivables: investments sold                                  16,549
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $   47,734,782
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   47,060,678        21,269,036    $         2.21
Band 100                                                           --                --              2.25
Band 75                                                            --                --              2.29
Band 50                                                            --                --              2.32
Band 25                                                            --                --              2.36
Band 0                                                        674,104           280,558              2.40
                                                       ---------------   ---------------
 Total                                                 $   47,734,782        21,549,594
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $      155,395
Mortality & expense charges                                                                      (534,687)
                                                                                           ---------------
Net investment income (loss)                                                                     (379,292)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         (764,078)
Realized gain distributions                                                                     3,945,794
Net change in unrealized appreciation (depreciation)                                            2,986,493
                                                                                           ---------------
Net gain (loss)                                                                                 6,168,209
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    5,788,917
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $          (379,292)   $          (396,566)
Net realized gain (loss)                                                  (764,078)               481,526
Realized gain distributions                                              3,945,794              4,887,787
Net change in unrealized appreciation (depreciation)                     2,986,493             (6,797,850)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        5,788,917             (1,825,103)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                12,411,107             10,349,210
Cost of units redeemed                                                 (12,007,782)            (9,972,340)
Account charges                                                            (10,180)                (9,090)
                                                               --------------------   --------------------
Increase (decrease)                                                        393,145                367,780
                                                               --------------------   --------------------
Net increase (decrease)                                                  6,182,062             (1,457,323)
Net assets, beginning                                                   41,552,720             43,010,043
                                                               --------------------   --------------------
Net assets, ending                                             $        47,734,782    $        41,552,720
                                                               ====================   ====================

Units sold                                                               7,398,826              5,206,438
Units redeemed                                                          (7,165,527)            (5,081,322)
                                                               --------------------   --------------------
Net increase (decrease)                                                    233,299                125,116
Units outstanding, beginning                                            21,316,295             21,191,179
                                                               --------------------   --------------------
Units outstanding, ending                                               21,549,594             21,316,295
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $        81,232,423
Cost of units redeemed/account charges                                                        (51,264,502)
Net investment income (loss)                                                                   (1,785,709)
Net realized gain (loss)                                                                        1,218,957
Realized gain distributions                                                                    16,740,984
Net change in unrealized appreciation (depreciation)                                            1,592,629
                                                                                      --------------------
Net assets                                                                            $        47,734,782
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.21             21,269    $        47,061               1.25%              13.5%
12/31/2015                   1.95             21,300             41,519               1.25%              -4.0%
12/31/2014                   2.03             21,191             43,009               1.25%               2.1%
12/31/2013                   1.99             21,046             41,838               1.25%              44.7%
12/31/2012                   1.37             17,827             24,487               1.25%              13.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.25                  0    $             0               1.00%              13.8%
12/31/2015                   1.98                  0                  0               1.00%              -3.7%
12/31/2014                   2.05                  0                  0               1.00%               2.4%
12/31/2013                   2.01                  0                  0               1.00%              45.1%
12/31/2012                   1.38                  0                  0               1.00%              13.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.29                  0    $             0               0.75%              14.1%
12/31/2015                   2.00                  0                  0               0.75%              -3.5%
12/31/2014                   2.08                  0                  0               0.75%               2.6%
12/31/2013                   2.02                  0                  0               0.75%              45.5%
12/31/2012                   1.39                  0                  0               0.75%              13.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.32                  0    $             0               0.50%              14.4%
12/31/2015                   2.03                  0                  0               0.50%              -3.2%
12/31/2014                   2.10                  0                  0               0.50%               2.9%
12/31/2013                   2.04                  0                  0               0.50%              45.8%
12/31/2012                   1.40                  0                  0               0.50%              14.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.36                  0    $             0               0.25%              14.7%
12/31/2015                   2.06                  0                  0               0.25%              -3.0%
12/31/2014                   2.13                  0                  0               0.25%               3.1%
12/31/2013                   2.06                  0                  0               0.25%              46.2%
12/31/2012                   1.41                  0                  0               0.25%              14.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.40                281    $           674               0.00%              14.9%
12/31/2015                   2.09                 16                 33               0.00%              -2.8%
12/31/2014                   2.15                  0                  1               0.00%               3.4%
12/31/2013                   2.08                  0                  0               0.00%              46.5%
12/31/2012                   1.42                  0                  0               0.00%              14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.3%
                 2015                                   0.4%
                 2014                                   0.3%
                 2013                                   0.6%
                 2012                                   0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VANGUARD 500 INDEX FUND ADMIRAL CLASS - 922908710 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       VANGUARD BALANCED INDEX FUND ADMIRAL CLASS - 921931200 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL CLASS - 921943809 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL CLASS - 922042841 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           VANGUARD ENERGY FUND ADMIRAL CLASS - 921908802 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       VANGUARD EQUITY INCOME FUND ADMIRAL CLASS - 921921300 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VANGUARD EXPLORER FUND ADMIRAL CLASS - 921926200 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -2.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -2.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL CLASS - 922908694 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD GROWTH INDEX FUND ADMIRAL CLASS - 922908660 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD HEALTH CARE FUND ADMIRAL CLASS - 921908885 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.02
Band 100                                                           --                --              1.02
Band 75                                                            --                --              1.02
Band 50                                                            --                --              1.02
Band 25                                                            --                --              1.02
Band 0                                                             --                --              1.02
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.25%               1.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               1.00%               1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.75%               1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.50%               1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.25%               1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.02                  0    $             0               0.00%               1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL CLASS - 922031760 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.6%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL CLASS - 921937801 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VANGUARD INTERMEDIATE-TERM INVEST.-GRADE FD. ADMIRAL CL. - 922031810 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 VANGUARD INTERMEDIATE-TERM TREASURY FUND ADMIRAL CLASS - 922031828 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 VANGUARD LIFESTRATEGY CONSERV. GROWTH FUND INVESTOR CL. - 921909305 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    VANGUARD LIFESTRATEGY GROWTH FUND INVESTOR CLASS - 921909503 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    VANGUARD LIFESTRATEGY INCOME FUND INVESTOR CLASS - 921909206 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
VANGUARD LIFESTRATEGY MODERATE GROWTH FD. INVESTOR CLASS - 921909404 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       VANGUARD MATERIALS INDEX FUND ADMIRAL CLASS - 92204A785 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.96
Band 100                                                           --                --              0.96
Band 75                                                            --                --              0.96
Band 50                                                            --                --              0.96
Band 25                                                            --                --              0.96
Band 0                                                             --                --              0.96
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.25%              -3.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               1.00%              -3.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.75%              -3.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.50%              -3.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.25%              -3.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.96                  0    $             0               0.00%              -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD MID-CAP GROWTH FUND INVESTOR CLASS - 921946307 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       VANGUARD MID-CAP INDEX FUND ADMIRAL CLASS - 922908645 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VANGUARD REIT INDEX FUND ADMIRAL CLASS - 921908877 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               1.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               1.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               1.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               1.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD SELECTED VALUE FUND INVESTOR CLASS - 921946109 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VANGUARD SMALL-CAP VALUE INDEX FUND ADMIRAL CLASS - 921937686 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.9%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.9%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.9%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VANGUARD SMALL-CAP GROWTH INDEX FUND ADMIRAL CLASS - 921937710 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.97
Band 100                                                           --                --              0.97
Band 75                                                            --                --              0.97
Band 50                                                            --                --              0.97
Band 25                                                            --                --              0.97
Band 0                                                             --                --              0.97
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.25%              -2.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               1.00%              -2.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.75%              -2.8%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.50%              -2.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.25%              -2.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.97                  0    $             0               0.00%              -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VANGUARD SMALL-CAP INDEX FUND ADMIRAL CLASS - 922908686 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2010 FUND INVESTOR CLASS - 92202E706 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2015 FUND INVESTOR CLASS - 92202E300 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2020 FUND INVESTOR CLASS - 92202E805 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.2%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   VANGUARD TARGET RETIREMENT 2025 FUND INVESTOR CLASS - 92202E409 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.3%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.3%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.3%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   VANGUARD TARGET RETIREMENT 2030 FUND INVESTOR CLASS - 92202E888 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.4%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.4%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.4%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   VANGUARD TARGET RETIREMENT 2035 FUND INVESTOR CLASS - 92202E508 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   VANGUARD TARGET RETIREMENT 2040 FUND INVESTOR CLASS - 92202E870 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.5%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   VANGUARD TARGET RETIREMENT 2045 FUND INVESTOR CLASS - 92202E607 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2050 FUND INVESTOR CLASS - 92202E862 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2055 FUND INVESTOR CLASS - 92202E847 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TARGET RETIREMENT 2060 FUND INVESTOR CLASS - 92202E839 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.5%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.5%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 VANGUARD TARGET RETIREMENT INCOME FUND INVESTOR CLASS - 92202E102 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.1%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.0%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.0%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   VANGUARD TOTAL BOND MARKET INDEX FUND ADMIRAL CLASS - 921937603(UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%               0.0%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%               0.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%               0.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%               0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%               0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VANGUARD TOTAL INTERNATIONAL BOND INDEX FUND ADMIRAL CL. - 92203J308 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.01
Band 100                                                           --                --              1.01
Band 75                                                            --                --              1.01
Band 50                                                            --                --              1.01
Band 25                                                            --                --              1.01
Band 0                                                             --                --              1.01
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.25%               0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               1.00%               0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.75%               0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.50%               0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.25%               0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.01                  0    $             0               0.00%               0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VANGUARD TOTAL INTERNATIONAL STOCK INDEX FD. ADMIRAL CL. - 921909818 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.7%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  VANGUARD TOTAL STOCK MARKET INDEX FUND ADMIRAL CLASS - 922908728 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -0.6%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -0.6%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -0.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -0.6%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -0.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         VANGUARD U.S GROWTH FUND ADMIRAL CLASS - 921910600 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.99
Band 100                                                           --                --              0.99
Band 75                                                            --                --              0.99
Band 50                                                            --                --              0.99
Band 25                                                            --                --              0.99
Band 0                                                             --                --              0.99
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.25%              -1.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               1.00%              -1.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.75%              -1.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.50%              -1.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.25%              -1.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.99                  0    $             0               0.00%              -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        VANGUARD VALUE INDEX FUND ADMIRAL CLASS - 922908678 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         1.00
Band 100                                                           --                --              1.00
Band 75                                                            --                --              1.00
Band 50                                                            --                --              1.00
Band 25                                                            --                --              1.00
Band 0                                                             --                --              1.00
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.25%              -0.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               1.00%              -0.2%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.75%              -0.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.50%              -0.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.25%              -0.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.00                  0    $             0               0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R CLASS - 926464389

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,202,637    $    1,040,693            29,209
                                                                         ===============   ===============
Receivables: investments sold                                  13,929
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $    1,216,566
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,216,566           652,235    $         1.87
Band 100                                                           --                --              1.89
Band 75                                                            --                --              1.91
Band 50                                                            --                --              1.93
Band 25                                                            --                --              1.95
Band 0                                                             --                --              1.98
                                                       ---------------   ---------------
 Total                                                 $    1,216,566           652,235
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        1,373
Mortality & expense charges                                                                        (9,969)
                                                                                           ---------------
Net investment income (loss)                                                                       (8,596)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           16,159
Realized gain distributions                                                                        53,506
Net change in unrealized appreciation (depreciation)                                              197,704
                                                                                           ---------------
Net gain (loss)                                                                                   267,369
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      258,773
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (8,596)   $            (2,797)
Net realized gain (loss)                                                    16,159                  7,374
Realized gain distributions                                                 53,506                 29,166
Net change in unrealized appreciation (depreciation)                       197,704                (40,789)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          258,773                 (7,046)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 1,008,028                295,975
Cost of units redeemed                                                    (374,486)               (85,897)
Account charges                                                               (362)                    (8)
                                                               --------------------   --------------------
Increase (decrease)                                                        633,180                210,070
                                                               --------------------   --------------------
Net increase (decrease)                                                    891,953                203,024
Net assets, beginning                                                      324,613                121,589
                                                               --------------------   --------------------
Net assets, ending                                             $         1,216,566    $           324,613
                                                               ====================   ====================

Units sold                                                                 650,992                198,130
Units redeemed                                                            (221,054)               (57,315)
                                                               --------------------   --------------------
Net increase (decrease)                                                    429,938                140,815
Units outstanding, beginning                                               222,297                 81,482
                                                               --------------------   --------------------
Units outstanding, ending                                                  652,235                222,297
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         1,436,466
Cost of units redeemed/account charges                                                           (495,286)
Net investment income (loss)                                                                      (13,620)
Net realized gain (loss)                                                                           26,672
Realized gain distributions                                                                       100,390
Net change in unrealized appreciation (depreciation)                                              161,944
                                                                                      --------------------
Net assets                                                                            $         1,216,566
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                652    $         1,217               1.25%              27.7%
12/31/2015                   1.46                222                325               1.25%              -2.1%
12/31/2014                   1.49                 81                122               1.25%               4.8%
12/31/2013                   1.42                 75                106               1.25%              30.9%
12/31/2012                   1.09                  0                  0               1.25%               8.7%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               1.00%              28.1%
12/31/2015                   1.47                  0                  0               1.00%              -1.9%
12/31/2014                   1.50                  0                  0               1.00%               5.1%
12/31/2013                   1.43                  0                  0               1.00%              31.3%
12/31/2012                   1.09                  0                  0               1.00%               8.9%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.75%              28.4%
12/31/2015                   1.49                  0                  0               0.75%              -1.7%
12/31/2014                   1.51                  0                  0               0.75%               5.4%
12/31/2013                   1.43                  0                  0               0.75%              31.6%
12/31/2012                   1.09                  0                  0               0.75%               9.0%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.50%              28.7%
12/31/2015                   1.50                  0                  0               0.50%              -1.4%
12/31/2014                   1.52                  0                  0               0.50%               5.6%
12/31/2013                   1.44                  0                  0               0.50%              31.9%
12/31/2012                   1.09                  0                  0               0.50%               9.2%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.25%              29.0%
12/31/2015                   1.51                  0                  0               0.25%              -1.2%
12/31/2014                   1.53                  0                  0               0.25%               5.9%
12/31/2013                   1.45                  0                  0               0.25%              32.3%
12/31/2012                   1.09                  0                  0               0.25%               9.4%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.98                  0    $             0               0.00%              29.3%
12/31/2015                   1.53                  0                  0               0.00%              -0.9%
12/31/2014                   1.54                  0                  0               0.00%               6.2%
12/31/2013                   1.45                  0                  0               0.00%              32.6%
12/31/2012                   1.10                  0                  0               0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.2%
                 2015                                   0.0%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND A CLASS - 926464231

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    3,940,029    $    3,674,974           107,430
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (55,329)
                                                       ---------------
Net assets                                             $    3,884,700
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    3,877,968         2,099,007    $         1.85
Band 100                                                           --                --              1.87
Band 75                                                            --                --              1.89
Band 50                                                            --                --              1.91
Band 25                                                            --                --              1.93
Band 0                                                          6,732             3,440              1.96
                                                       ---------------   ---------------
 Total                                                 $    3,884,700         2,102,447
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       12,542
Mortality & expense charges                                                                       (22,418)
                                                                                           ---------------
Net investment income (loss)                                                                       (9,876)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (17,751)
Realized gain distributions                                                                        37,514
Net change in unrealized appreciation (depreciation)                                              335,327
                                                                                           ---------------
Net gain (loss)                                                                                   355,090
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      345,214
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (9,876)   $              (322)
Net realized gain (loss)                                                   (17,751)                  (760)
Realized gain distributions                                                 37,514                 44,955
Net change in unrealized appreciation (depreciation)                       335,327                (69,093)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          345,214                (25,220)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 3,778,615                541,436
Cost of units redeemed                                                    (704,538)               (77,758)
Account charges                                                             (3,287)                   (24)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,070,790                463,654
                                                               --------------------   --------------------
Net increase (decrease)                                                  3,416,004                438,434
Net assets, beginning                                                      468,696                 30,262
                                                               --------------------   --------------------
Net assets, ending                                             $         3,884,700    $           468,696
                                                               ====================   ====================

Units sold                                                               2,337,081                332,736
Units redeemed                                                            (536,838)               (49,903)
                                                               --------------------   --------------------
Net increase (decrease)                                                  1,800,243                282,833
Units outstanding, beginning                                               302,204                 19,371
                                                               --------------------   --------------------
Units outstanding, ending                                                2,102,447                302,204
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         4,350,702
Cost of units redeemed/account charges                                                           (788,763)
Net investment income (loss)                                                                      (10,194)
Net realized gain (loss)                                                                          (18,186)
Realized gain distributions                                                                        86,086
Net change in unrealized appreciation (depreciation)                                              265,055
                                                                                      --------------------
Net assets                                                                            $         3,884,700
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85              2,099    $         3,878               1.25%              19.2%
12/31/2015                   1.55                300                465               1.25%              -0.6%
12/31/2014                   1.56                 18                 28               1.25%              10.5%
12/31/2013                   1.41                  0                  0               1.25%              32.8%
12/31/2012                   1.06                  0                  0               1.25%               6.3%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.87                  0    $             0               1.00%              19.5%
12/31/2015                   1.56                  0                  0               1.00%              -0.3%
12/31/2014                   1.57                  0                  0               1.00%              10.8%
12/31/2013                   1.42                  0                  0               1.00%              33.1%
12/31/2012                   1.06                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89                  0    $             0               0.75%              19.8%
12/31/2015                   1.58                  0                  0               0.75%              -0.1%
12/31/2014                   1.58                  0                  0               0.75%              11.1%
12/31/2013                   1.42                  0                  0               0.75%              33.4%
12/31/2012                   1.07                  0                  0               0.75%               6.6%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               0.50%              20.1%
12/31/2015                   1.59                  0                  0               0.50%               0.2%
12/31/2014                   1.59                  0                  0               0.50%              11.3%
12/31/2013                   1.43                  0                  0               0.50%              33.8%
12/31/2012                   1.07                  0                  0               0.50%               6.8%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.25%              20.4%
12/31/2015                   1.61                  0                  0               0.25%               0.4%
12/31/2014                   1.60                  0                  0               0.25%              11.6%
12/31/2013                   1.43                  0                  0               0.25%              34.1%
12/31/2012                   1.07                  0                  0               0.25%               6.9%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.96                  3    $             7               0.00%              20.7%
12/31/2015                   1.62                  2                  4               0.00%               0.7%
12/31/2014                   1.61                  1                  2               0.00%              11.9%
12/31/2013                   1.44                  0                  0               0.00%              34.4%
12/31/2012                   1.07                  0                  0               0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.6%
                 2015                                   0.9%
                 2014                                   1.7%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND A CLASS - 926464835

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    5,525,992    $    4,802,545           124,088
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                               (53,706)
                                                       ---------------
Net assets                                             $    5,472,286
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    5,472,286         2,902,517    $         1.89
Band 100                                                           --                --              1.91
Band 75                                                            --                --              1.93
Band 50                                                            --                --              1.95
Band 25                                                            --                --              1.97
Band 0                                                             --                --              2.00
                                                       ---------------   ---------------
 Total                                                 $    5,472,286         2,902,517
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $       13,906
Mortality & expense charges                                                                       (41,197)
                                                                                           ---------------
Net investment income (loss)                                                                      (27,291)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           39,076
Realized gain distributions                                                                       228,075
Net change in unrealized appreciation (depreciation)                                              819,270
                                                                                           ---------------
Net gain (loss)                                                                                 1,086,421
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    1,059,130
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $           (27,291)   $            (5,043)
Net realized gain (loss)                                                    39,076                  1,420
Realized gain distributions                                                228,075                 78,474
Net change in unrealized appreciation (depreciation)                       819,270                (96,507)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                        1,059,130                (21,656)
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                 4,565,981                787,388
Cost of units redeemed                                                  (1,041,201)               (42,326)
Account charges                                                            (14,834)                   (49)
                                                               --------------------   --------------------
Increase (decrease)                                                      3,509,946                745,013
                                                               --------------------   --------------------
Net increase (decrease)                                                  4,569,076                723,357
Net assets, beginning                                                      903,210                179,853
                                                               --------------------   --------------------
Net assets, ending                                             $         5,472,286    $           903,210
                                                               ====================   ====================

Units sold                                                               3,154,355                522,550
Units redeemed                                                            (865,258)               (28,890)
                                                               --------------------   --------------------
Net increase (decrease)                                                  2,289,097                493,660
Units outstanding, beginning                                               613,420                119,760
                                                               --------------------   --------------------
Units outstanding, ending                                                2,902,517                613,420
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         5,533,777
Cost of units redeemed/account charges                                                         (1,123,695)
Net investment income (loss)                                                                      (34,973)
Net realized gain (loss)                                                                           41,842
Realized gain distributions                                                                       331,888
Net change in unrealized appreciation (depreciation)                                              723,447
                                                                                      --------------------
Net assets                                                                            $         5,472,286
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.89              2,903    $         5,472               1.25%              28.0%
12/31/2015                   1.47                613                903               1.25%              -2.0%
12/31/2014                   1.50                120                180               1.25%               5.1%
12/31/2013                   1.43                105                149               1.25%              31.3%
12/31/2012                   1.09                  0                  0               1.25%               8.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.91                  0    $             0               1.00%              28.4%
12/31/2015                   1.49                  0                  0               1.00%              -1.7%
12/31/2014                   1.51                  0                  0               1.00%               5.4%
12/31/2013                   1.43                  0                  0               1.00%              31.6%
12/31/2012                   1.09                  0                  0               1.00%               9.0%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.93                  0    $             0               0.75%              28.7%
12/31/2015                   1.50                  0                  0               0.75%              -1.5%
12/31/2014                   1.52                  0                  0               0.75%               5.7%
12/31/2013                   1.44                  0                  0               0.75%              31.9%
12/31/2012                   1.09                  0                  0               0.75%               9.2%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.95                  0    $             0               0.50%              29.0%
12/31/2015                   1.51                  0                  0               0.50%              -1.2%
12/31/2014                   1.53                  0                  0               0.50%               5.9%
12/31/2013                   1.45                  0                  0               0.50%              32.2%
12/31/2012                   1.09                  0                  0               0.50%               9.3%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.97                  0    $             0               0.25%              29.3%
12/31/2015                   1.53                  0                  0               0.25%              -1.0%
12/31/2014                   1.54                  0                  0               0.25%               6.2%
12/31/2013                   1.45                  0                  0               0.25%              32.6%
12/31/2012                   1.09                  0                  0               0.25%               9.5%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          2.00                  0    $             0               0.00%              29.7%
12/31/2015                   1.54                  0                  0               0.00%              -0.7%
12/31/2014                   1.55                  0                  0               0.00%               6.4%
12/31/2013                   1.46                  0                  0               0.00%              32.9%
12/31/2012                   1.10                  0                  0               0.00%               9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.2%
                 2014                                   0.0%
                 2013                                   0.0%
                 2012                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND R CLASS - 926464371

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    1,172,853    $    1,078,101            32,576
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                (8,561)
                                                       ---------------
Net assets                                             $    1,164,292
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    1,164,292           635,151    $         1.83
Band 100                                                           --                --              1.85
Band 75                                                            --                --              1.88
Band 50                                                            --                --              1.90
Band 25                                                            --                --              1.92
Band 0                                                             --                --              1.94
                                                       ---------------   ---------------
 Total                                                 $    1,164,292           635,151
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $        3,722
Mortality & expense charges                                                                       (10,270)
                                                                                           ---------------
Net investment income (loss)                                                                       (6,548)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (47,283)
Realized gain distributions                                                                        11,346
Net change in unrealized appreciation (depreciation)                                              202,888
                                                                                           ---------------
Net gain (loss)                                                                                   166,951
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      160,403
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $            (6,548)   $            (3,851)
Net realized gain (loss)                                                   (47,283)                95,124
Realized gain distributions                                                 11,346                 76,902
Net change in unrealized appreciation (depreciation)                       202,888               (147,921)
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                          160,403                 20,254
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   673,753                323,928
Cost of units redeemed                                                    (468,927)              (698,066)
Account charges                                                               (670)                  (210)
                                                               --------------------   --------------------
Increase (decrease)                                                        204,156               (374,348)
                                                               --------------------   --------------------
Net increase (decrease)                                                    364,559               (354,094)
Net assets, beginning                                                      799,733              1,153,827
                                                               --------------------   --------------------
Net assets, ending                                             $         1,164,292    $           799,733
                                                               ====================   ====================

Units sold                                                                 407,898                204,741
Units redeemed                                                            (286,840)              (429,651)
                                                               --------------------   --------------------
Net increase (decrease)                                                    121,058               (224,910)
Units outstanding, beginning                                               514,093                739,003
                                                               --------------------   --------------------
Units outstanding, ending                                                  635,151                514,093
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $         2,282,683
Cost of units redeemed/account charges                                                         (1,559,313)
Net investment income (loss)                                                                      (14,870)
Net realized gain (loss)                                                                           78,650
Realized gain distributions                                                                       282,390
Net change in unrealized appreciation (depreciation)                                               94,752
                                                                                      --------------------
Net assets                                                                            $         1,164,292
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.83                635    $         1,164               1.25%              18.9%
12/31/2015                   1.54                409                631               1.25%              -0.8%
12/31/2014                   1.55                620                963               1.25%              10.4%
12/31/2013                   1.41                477                672               1.25%              32.5%
12/31/2012                   1.06                138                147               1.25%               6.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.85                  0    $             0               1.00%              19.2%
12/31/2015                   1.56                  0                  0               1.00%              -0.5%
12/31/2014                   1.56                  0                  0               1.00%              10.6%
12/31/2013                   1.41                  0                  0               1.00%              32.8%
12/31/2012                   1.06                  0                  0               1.00%               6.4%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.88                  0    $             0               0.75%              19.5%
12/31/2015                   1.57                  0                  0               0.75%              -0.3%
12/31/2014                   1.57                  0                  0               0.75%              10.9%
12/31/2013                   1.42                  0                  0               0.75%              33.2%
12/31/2012                   1.07                  0                  0               0.75%               6.5%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.90                  0    $             0               0.50%              19.8%
12/31/2015                   1.58                  0                  0               0.50%               0.0%
12/31/2014                   1.58                  0                  0               0.50%              11.2%
12/31/2013                   1.42                  0                  0               0.50%              33.5%
12/31/2012                   1.07                  0                  0               0.50%               6.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.92                  0    $             0               0.25%              20.1%
12/31/2015                   1.60                  0                  0               0.25%               0.2%
12/31/2014                   1.59                  0                  0               0.25%              11.5%
12/31/2013                   1.43                  0                  0               0.25%              33.8%
12/31/2012                   1.07                  0                  0               0.25%               6.8%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          1.94                  0    $             0               0.00%              20.4%
12/31/2015                   1.61                105                169               0.00%               0.5%
12/31/2014                   1.60                119                191               0.00%              11.8%
12/31/2013                   1.44                104                149               0.00%              34.2%
12/31/2012                   1.07                  0                  0               0.00%               7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.4%
                 2015                                   0.7%
                 2014                                   0.9%
                 2013                                   0.5%
                 2012                                   0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    VICTORY SYCAMORE ESTABLISHED VALUE FUND R6 CLASS - 92646A427 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -1.8%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -1.8%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -1.7%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -1.7%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -1.7%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R6 CLASS - 92647K630 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2016

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           --    $           --                --
                                                                         ===============   ===============
Receivables: investments sold                                      --
Payables: investments purchased                                    --
                                                       ---------------
Net assets                                             $           --
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                         NET ASSETS        OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           --                --    $         0.98
Band 100                                                           --                --              0.98
Band 75                                                            --                --              0.98
Band 50                                                            --                --              0.98
Band 25                                                            --                --              0.98
Band 0                                                             --                --              0.98
                                                       ---------------   ---------------
 Total                                                 $           --                --
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2016

Investment Income:
Dividend income                                                                            $           --
Mortality & expense charges                                                                            --
                                                                                           ---------------
Net investment income (loss)                                                                           --
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                           ---------------
Net gain (loss)                                                                                        --
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           --
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED           PERIOD ENDED
                                                                DECEMBER 31, 2016*     DECEMBER 31, 2015*
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $                --    $                --
Net realized gain (loss)                                                        --                     --
Realized gain distributions                                                     --                     --
Net change in unrealized appreciation (depreciation)                            --                     --
                                                               --------------------   --------------------
Increase (decrease) in net assets from operations                               --                     --
                                                               --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                        --                     --
Cost of units redeemed                                                          --                     --
Account charges                                                                 --                     --
                                                               --------------------   --------------------
Increase (decrease)                                                             --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Net assets, beginning                                                           --                     --
                                                               --------------------   --------------------
Net assets, ending                                             $                --    $                --
                                                               ====================   ====================

Units sold                                                                      --                     --
Units redeemed                                                                  --                     --
                                                               --------------------   --------------------
Net increase (decrease)                                                         --                     --
Units outstanding, beginning                                                    --                     --
                                                               --------------------   --------------------
Units outstanding, ending                                                       --                     --
                                                               ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2016

Proceeds from units sold                                                              $                --
Cost of units redeemed/account charges                                                                 --
Net investment income (loss)                                                                           --
Net realized gain (loss)                                                                               --
Realized gain distributions                                                                            --
Net change in unrealized appreciation (depreciation)                                                   --
                                                                                      --------------------
Net assets                                                                            $                --
                                                                                      ====================

--------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/8/2016
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                           BAND 125
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.25%              -2.2%

                                                           BAND 100
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               1.00%              -2.1%

                                                            BAND 75
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.75%              -2.1%

                                                            BAND 50
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.50%              -2.1%

                                                            BAND 25
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.25%              -2.1%

                                                            BAND 0
                  --------------------------------------------------------------------------------------------
                                                                              EXPENSE AS
                                          UNITS                                 A % OF
                    ACCUM. UNIT        OUTSTANDING         NET ASSETS        AVERAGE NET
                       VALUE              (000s)             (000s)             ASSETS          TOTAL RETURN
                  ----------------   ----------------   ----------------   ----------------   ----------------
12/31/2016        $          0.98                  0    $             0               0.00%              -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                 2016                                   0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL American Unit Trust
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                 FUND FAMILIES
                                       AB
                                     Alger
                                    Allianz
                                American Century
                                 American Funds
                                      AMG
                                      AQR
                                     Ariel
                                   Ave Maria
                                   BlackRock
                                   BMO Funds
                                    Calvert
                                    Columbia
                                      CRM
                                    Deutsche
                                      DFA
                                    Dreyfus
                                   Federated
                                    Fidelity
                               Franklin Templeton
                                 Goldman Sachs
                                    Henssler
                                    Invesco
                                   Ivy Funds
                                     Janus
                                   Legg Mason
                                  Lord Abbett
                                Manning & Napier
                                      MFS
                                Neuberger Berman
                                 Northern Trust
                                     Nuveen
                                   Oak Ridge
                                    Oakmark
                                  Oppenheimer
                                   Parnassus
                                   Pax World
                                     Payden
                                     Pimco
                                    Pioneer
                                      PNC
                                   Prudential
                               Putnam Investments
                                   Ridgeworth
                                    Russell
                                  State Street
                                    Steward
                                 T. Rowe Price
                                   Thornburg
                                   TIAA-CREF
                                  Timothy Plan
                                   Touchstone
                                    Vanguard
                                    Victory

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2016. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2016.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2016, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2016, and the financial highlights for 2016 have not been audited.

          SUBACCOUNT
          Goldman Sachs Growth Strategy Portfolio Service Class - 38142V480 Henssler Equity Fund Institutional Class - 426894200
          Lord Abbett Fundamental Equity Fund A Class - 543915862

For the year ending December 31, 2015, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2015, and the financial highlights for 2015 and the years prior, if any, have not been audited.

          SUBACCOUNT
          American Funds 2010 Target Date Retirement Fund R3 Class - 02630T407 American Funds 2010 Target Date Retirement Fund R4 Class - 02630T506 American Funds 2015 Target Date Retirement Fund R3 Class - 02630T878 American Funds 2015 Target Date Retirement Fund R4 Class - 02630T860 American Funds 2020 Target Date Retirement Fund R4 Class - 02630T795 American Funds 2025 Target Date Retirement Fund R4 Class - 02630T738 American Funds 2030 Target Date Retirement Fund R4 Class - 02630T662 American Funds 2035 Target Date Retirement Fund R4 Class - 02630T597 American Funds 2040 Target Date Retirement Fund R3 Class - 02630T548

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          SUBACCOUNT
          American Funds 2040 Target Date Retirement Fund R4 Class - 02630T530 American Funds 2045 Target Date Retirement Fund R3 Class - 02630T472 American Funds 2045 Target Date Retirement Fund R4 Class - 02630T464 American Funds 2050 Target Date Retirement Fund R3 Class - 02630T415 American Funds 2050 Target Date Retirement Fund R4 Class - 02630T399 American Funds 2055 Target Date Retirement Fund R3 Class - 02630T241 American Funds 2055 Target Date Retirement Fund R4 Class - 02630T233 American Funds 2060 Target Date Retirement Fund R3 Class - 02631C353 American Funds 2060 Target Date Retirement Fund R4 Class - 02631C346 AQR Large Cap Multi-Style Fund N Class - 00203H495
          BlackRock Total Return Fund R Class - 09252M800
          BlackRock Health Sciences Opport. Port. Inst. Class - 091937540 BlackRock Health Sciences Opportunities Port. R Class - 091936815 BlackRock High Yield Bond Portfolio Service Class - 091929646 Deutsche Enhanced Commodity Strategy Fund S Class - 25159L844 Fidelity Adv Strategic Dividend & Income Fund I Class - 316145804 Fidelity Advisor Freedom 2060 Fund I Class - 315793737
          Invesco Floating Rate Fund Y Class - 00141A586
          Ivy Energy Fund R Class - 465899367
          Ivy Energy Fund Y Class - 466000361
          Ivy Science and Technology Fund R Class - 466000437
          Janus Triton Fund A Class - 47103C373
          Janus Global Life Sciences Fund S Class - 471023457
          Janus Global Life Sciences Fund T Class - 471023671
          Lord Abbett Growth Leaders Fund I Class - 543915284
          Lord Abbett Growth Leaders Fund R3 Class - 543915268
          MFS Aggressive Growth Allocation Fund R3 Class - 55273G124
          Neuberger Berman Emerging Markets Equity Fund A Class - 641224431 Oppenheimer Core Bond Fund Y Class - 683969604
          Oppenheimer Active Allocation Fund A Class - 68382P885
          Pioneer Dynamic Credit Fund A Class - 72388E100
          PNC International Equity Fund A Class - 69351J306
          PNC International Equity Fund I Class - 69351J108
          PNC Multi-Factor Small Cap Core Fund A Class - 69351J389
          PNC Multi-Factor Small Cap Core Fund I Class - 69351J413
          Prudential Jennison Select Growth Z Class - 74440K868
          Putnam Growth Opportunities Fund A Class - 746802800
          Russell Strategic Bond Fund S Class - 782494454

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

    Level 1 - Unadjusted quoted prices in active markets for identical assets.

    Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

    Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2016, in valuing the Variable Account's subaccount investments carried at fair value:

                                        LEVEL 1            LEVEL 2             LEVEL 3             TOTAL
                                  -----------------  ------------------  ------------------  -----------------
                 Mutual Funds     $   4,188,568,996  $               --  $               --  $   4,188,568,996

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2016, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2016 and 2015, were $3,309,873 and $2,863,166, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2016 and 2015, were $11,941 and $30,836, respectively.

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

                                         ANNUAL MORTALITY AND
                 BAND                       EXPENSE CHARGE
                 ---------------------  ------------------------
                 Band 125                                  1.25%
                 Band 100                                  1.00%
                 Band 75                                   0.75%
                 Band 50                                   0.50%
                 Band 25                                   0.25%
                 Band 0                                    0.00%
                 Band S                                    0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2016 and 2015, were $44,975,437 and $45,415,941 respectively.

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2016, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 AB Core Opportunities Fund R Class                                        $          505,534   $          129,272
                 AB Discovery Growth Fund R Class                                                     726,125            2,654,866
                 AB Discovery Value Fund R Class                                                      708,353              177,964
                 AB High Income Fund Advisor Class                                                  6,115,678            4,652,437
                 AB High Income Fund R Class                                                           13,101                2,303
                 AB International Growth Fund R Class                                                  88,057              286,540
                 AB International Value Fund R Class                                                   13,007               69,686
                 AB Small Cap Growth Fund R Class                                                     440,501            1,175,282
                 AB Value Fund R Class                                                                 53,339              133,541
                 Alger Balanced Portfolio I-2 Class                                                    71,430              105,878
                 Alger Capital Appreciation Institutional Fund I Class                                772,540            4,537,620
                 Alger Capital Appreciation Institutional Fund R Class                              2,933,128            6,570,419
                 Alger Capital Appreciation Portfolio I-2 Class                                    12,632,749           15,075,412
                 Alger Large Cap Growth Portfolio I-2 Class                                         1,029,788            6,233,496
                 Alger Small Cap Growth Institutional Fund I Class                                     87,253              347,293
                 Alger Small Cap Growth Institutional Fund R Class                                      7,002               20,508
                 AllianzGI Dynamic Multi-Asset Income Fund Administrative Class                       836,908               52,904
                 AllianzGI NFJ Dividend Value Fund Administrative Class                               152,826            1,469,345
                 AllianzGI NFJ Dividend Value Fund R Class                                            188,710              857,394
                 AllianzGI NFJ Mid-Cap Value Fund Administrative Class                                 36,843              666,098
                 AllianzGI NFJ Mid-Cap Value Fund R Class                                             135,258              219,702
                 AllianzGI NFJ Small-Cap Value Fund Administrative Class                            2,315,269            6,231,150
                 AllianzGI NFJ Small-Cap Value Fund R Class                                           747,891            2,640,548
                 AllianzGI Retirement 2020 Fund Administrative Class                                   57,862               45,640
                 AllianzGI Retirement 2025 Fund A Class                                                    --                2,618
                 AllianzGI Retirement 2025 Fund Administrative Class                                   51,174              100,273
                 AllianzGI Retirement 2030 Fund A Class                                                 5,571               40,346
                 AllianzGI Retirement 2030 Fund Administrative Class                                   54,951               13,511
                 AllianzGI Retirement 2035 Fund Administrative Class                                   27,894               26,738
                 AllianzGI Retirement 2040 Fund A Class                                                   581                5,813
                 AllianzGI Retirement 2040 Fund Administrative Class                                   40,177                6,592
                 AllianzGI Retirement 2045 Fund A Class                                                    --                1,755
                 AllianzGI Retirement 2045 Fund Administrative Class                                   53,192               52,346
                 AllianzGI Retirement 2050 Fund A Class                                                   141                1,445
                 AllianzGI Retirement 2050 Fund Administrative Class                                   62,938               62,200
                 AllianzGI Retirement 2055 Fund A Class                                                   626                2,027
                 AllianzGI Retirement 2055 Fund Administrative Class                                   43,617               11,847
                 American Century Disciplined Growth Fund A Class                                     146,507              273,326
                 American Century Disciplined Growth Fund Investor Class                              715,931              457,983
                 American Century Diversified Bond Fund A Class                                       207,635               98,498
                 American Century Emerging Markets Fund A Class                                        11,284                5,148
                 American Century Emerging Markets Fund Investor Class                                 28,138                1,415
                 American Century Equity Growth Fund A Class                                          537,657            2,445,495
                 American Century Equity Growth Fund Investor Class                                    16,101                1,625
                 American Century Equity Income Fund A Class                                        2,715,414            3,205,691
                 American Century Equity Income Fund Investor Class                                 1,938,194            9,163,401
                 American Century Ginnie Mae A Class                                                  544,981            1,436,302
                 American Century Growth Fund A Class                                                 382,504            1,070,325
                 American Century Heritage Fund A Class                                             1,630,604            4,975,375
                 American Century Heritage Fund Investor Class                                      1,281,372            1,294,378
                 American Century Income & Growth Investor Class                                    4,694,271              849,334
                 American Century Inflation-Adjusted Bond A Class                                   1,404,935            2,554,959
                 American Century International Bond A Class                                              106                   79
                 American Century International Bond Investor Class                                        98                    4
                 American Century International Discovery A Class                                       5,660                6,472
                 American Century International Growth A Class                                        305,244              169,218
                 American Century International Growth Investor Class                               1,287,037              404,678
                 American Century Large Company Value A Class                                         152,555              351,315
                 American Century Mid Cap Value Fund A Class                                        3,774,936            3,026,642
                 American Century Mid Cap Value Fund Investor Class                                22,590,509            9,130,971
                 American Century One Choice 2020 Portfolio A Class                                12,652,631           12,717,622

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 American Century One Choice 2020 Portfolio Investor Class                 $       22,207,920   $       17,588,366
                 American Century One Choice 2025 Portfolio A Class                                10,678,602           12,074,561
                 American Century One Choice 2025 Portfolio Investor Class                         14,694,086           13,198,809
                 American Century One Choice 2030 Portfolio A Class                                 9,963,748           11,486,550
                 American Century One Choice 2030 Portfolio Investor Class                         16,133,946           12,151,823
                 American Century One Choice 2035 Portfolio A Class                                 7,198,875           10,487,814
                 American Century One Choice 2035 Portfolio Investor Class                         11,500,427           10,536,859
                 American Century One Choice 2040 Portfolio A Class                                 7,671,949            7,578,143
                 American Century One Choice 2040 Portfolio Investor Class                         11,548,174            8,586,926
                 American Century One Choice 2045 Portfolio A Class                                 6,220,617            6,801,553
                 American Century One Choice 2045 Portfolio Investor Class                          9,744,361            6,771,985
                 American Century One Choice 2050 Portfolio A Class                                 4,985,633            6,530,420
                 American Century One Choice 2050 Portfolio Investor Class                          9,312,378            7,006,095
                 American Century One Choice 2055 Portfolio A Class                                 3,144,748            2,699,820
                 American Century One Choice 2055 Portfolio Investor Class                          5,556,582            3,034,063
                 American Century One Choice 2060 Portfolio A Class                                   423,717                4,873
                 American Century One Choice 2060 Portfolio Investor Class                            320,723                6,398
                 American Century One Choice In Retirement Portfolio A Class                        4,605,226           14,658,031
                 American Century One Choice In Retirement Portfolio Investor Class                 3,525,300            7,677,418
                 American Century Real Estate Fund A Class                                            957,341            1,012,407
                 American Century Real Estate Fund Investor Class                                     573,483            1,451,213
                 American Century Select A Class                                                      109,784              169,280
                 American Century Select Investor Class                                                 5,125               20,317
                 American Century Small Cap Growth A Class                                            169,241              192,171
                 American Century Small Cap Value Fund A Class                                        674,361            1,048,972
                 American Century Small Cap Value Fund Investor Class                               1,782,033            5,026,054
                 American Century Small Company A Class                                               500,986              362,403
                 American Century Strategic Alloc.: Aggressive Fund A Class                         2,395,715           10,962,987
                 American Century Strategic Alloc.: Aggressive Fund Investor Class                  7,497,045           10,062,898
                 American Century Strategic Alloc.: Conservative Fund A Class                         853,041            2,585,900
                 American Century Strategic Alloc.: Conservative Fund Investor Class                2,468,006            3,708,571
                 American Century Strategic Alloc.: Moderate Fund A Class                           6,090,182           16,803,990
                 American Century Strategic Alloc.: Moderate Fund Investor Class                   20,728,916           27,783,079
                 American Century Ultra Fund A Class                                                   75,779              247,034
                 American Century Ultra Fund Investor Class                                           138,891              236,890
                 American Century Value A Class                                                        24,403                  850
                 American Century Value Investor Class                                                576,523              337,789
                 American Century VP Capital Appreciation Fund I Class                              2,316,988            5,750,145
                 American Funds 2010 Target Date Retirement Fund R3 Class                             296,407                  310
                 American Funds 2010 Target Date Retirement Fund R4 Class                             201,053                   61
                 American Funds 2015 Target Date Retirement Fund R3 Class                             494,596              218,335
                 American Funds 2015 Target Date Retirement Fund R4 Class                              16,524                  189
                 American Funds 2020 Target Date Retirement Fund R3 Class                             361,418               96,256
                 American Funds 2020 Target Date Retirement Fund R4 Class                             614,728              126,845
                 American Funds 2025 Target Date Retirement Fund R3 Class                             149,658               31,411
                 American Funds 2025 Target Date Retirement Fund R4 Class                             333,200               70,332
                 American Funds 2030 Target Date Retirement Fund R3 Class                              94,169               28,881
                 American Funds 2030 Target Date Retirement Fund R4 Class                             778,386               44,255
                 American Funds 2035 Target Date Retirement Fund R3 Class                             123,704               41,410
                 American Funds 2035 Target Date Retirement Fund R4 Class                             542,344               24,481
                 American Funds 2040 Target Date Retirement Fund R3 Class                             157,072               51,528
                 American Funds 2040 Target Date Retirement Fund R4 Class                             367,196               20,137
                 American Funds 2045 Target Date Retirement Fund R3 Class                             128,695               58,562
                 American Funds 2045 Target Date Retirement Fund R4 Class                             166,643                2,827
                 American Funds 2050 Target Date Retirement Fund R3 Class                             140,597               67,437
                 American Funds 2050 Target Date Retirement Fund R4 Class                              39,606                  416
                 American Funds 2055 Target Date Retirement Fund R3 Class                              16,725                2,705
                 American Funds 2055 Target Date Retirement Fund R4 Class                              33,212                  395
                 American Funds 2060 Target Date Retirement Fund R3 Class                                 865                  439
                 American Funds 2060 Target Date Retirement Fund R4 Class                              12,245                   25
                 American Funds AMCAP Fund R3 Class                                                 1,331,317            1,055,675
                 American Funds AMCAP Fund R4 Class                                                20,079,364           10,702,914

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 American Funds American Balanced Fund R3 Class                            $        5,819,129   $        6,890,290
                 American Funds American Balanced Fund R4 Class                                    38,374,101           11,985,193
                 American Funds American High Income Trust R3 Class                                   375,026              731,221
                 American Funds American High Income Trust R4 Class                                   145,417            1,033,842
                 American Funds Capital World Growth and Income Fund R3 Class                       1,677,070            5,230,811
                 American Funds Capital World Growth and Income Fund R4 Class                       6,648,245           10,308,959
                 American Funds EuroPacific Growth Fund R3 Class                                    3,329,512            7,522,760
                 American Funds EuroPacific Growth Fund R4 Class                                   11,087,288           12,766,544
                 American Funds Fundamental Investors R3 Class                                      2,028,444            5,771,120
                 American Funds Fundamental Investors R4 Class                                      5,970,475            7,867,937
                 American Funds Intermediate Bond Fund of America R3 Class                            619,139              302,975
                 American Funds Intermediate Bond Fund of America R4 Class                             23,571               81,243
                 American Funds New Perspective Fund R3 Class                                         748,464            2,224,465
                 American Funds New Perspective Fund R4 Class                                       1,862,195            1,466,922
                 American Funds New World Fund R3 Class                                               170,768              139,151
                 American Funds New World Fund R4 Class                                             5,998,060            2,877,693
                 American Funds SMALLCAP World Fund R3 Class                                          301,370              835,898
                 American Funds SMALLCAP World Fund R4 Class                                          816,818              849,622
                 American Funds The Growth Fund of America R3 Class                                 2,710,963            4,513,137
                 American Funds The Growth Fund of America R4 Class                                 5,381,053           16,935,630
                 American Funds Washington Mutual Investors Fund R3 Class                           1,570,158            1,922,951
                 American Funds Washington Mutual Investors Fund R4 Class                          27,282,569           10,637,444
                 AMG Managers Cadence Capital Appreciation Fund Investor Class                            107               18,545
                 AMG Managers Cadence Mid Cap Fund Investor Class                                       1,359                7,133
                 AMG Managers Cadence Mid Cap Fund Service Class                                          340                   --
                 AQR Large Cap Multi-Style Fund N Class                                                72,384                  258
                 Ariel Appreciation Fund Investor Class                                               227,473            1,521,154
                 Ariel Fund Investor Class                                                            111,668              460,476
                 Ave Maria Catholic Values Fund                                                        10,660               51,773
                 Ave Maria Growth Fund                                                                 54,926               27,942
                 Ave Maria Rising Dividend Fund                                                        66,792               38,750
                 Ave Maria World Equity Fund                                                            4,783               20,561
                 BlackRock Equity Dividend Fund Institutional Class                                   115,407              303,947
                 BlackRock Global Allocation Fund Institutional Class                                 553,127              369,073
                 BlackRock Global Allocation Fund R Class                                             749,951            1,771,604
                 BlackRock GNMA Portfolio Service Class                                               396,770              243,568
                 BlackRock Health Sciences Opport. Port. Inst. Class                                  112,891               46,270
                 BlackRock Health Sciences Opportunities Port. R Class                                  9,712                   32
                 BlackRock High Yield Bond Portfolio Service Class                                        645                  313
                 BlackRock Small Cap Growth Equity Portfolio Institutional Class                        4,348               92,742
                 BlackRock Total Return Fund A Class                                                  407,744               42,514
                 BlackRock Total Return Fund R Class                                                  137,357               20,528
                 BMO Mid-Cap Growth Fund Y Class                                                       78,876            1,232,598
                 BMO Mid-Cap Value Fund Y Class                                                       172,500              187,774
                 BMO Small-Cap Growth Fund Y Class                                                    549,963            5,169,811
                 Calvert Equity Portfolio A Class                                                     707,309            1,292,055
                 Calvert Income Fund A Class                                                          237,210              331,422
                 Calvert Small Cap Fund A Class                                                       143,382              170,234
                 Calvert VP SRI Mid Cap Growth Portfolio                                            1,441,244            3,309,216
                 ClearBridge Aggressive Growth Fund FI Class                                          827,927            6,084,172
                 ClearBridge Aggressive Growth Fund R Class                                           145,129              670,943
                 ClearBridge Appreciation Fund FI Class                                               704,147              216,966
                 ClearBridge Appreciation Fund R Class                                                  5,422                2,030
                 Columbia Acorn International Fund A Class                                             10,528               31,266
                 Columbia Acorn International Fund R4 Class                                               480                   25
                 Columbia Acorn International Fund Z Class                                              1,239                  544
                 Columbia Contrarian Core Fund A Class                                                431,528              164,084
                 Columbia Contrarian Core Fund R4 Class                                               241,159                4,547
                 Columbia Dividend Income Fund A Class                                                168,131                2,863
                 Columbia Dividend Income Fund R4 Class                                             1,558,712              678,721
                 Columbia Emerging Markets Bond Fund A Class                                          132,443               31,193
                 Columbia Mid Cap Index Fund A Class                                               11,960,438            7,109,913

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Columbia Mid Cap Value Fund R4 Class                                      $           46,216   $           31,912
                 Columbia Select Global Growth Fund A Class                                            15,755                8,248
                 Columbia Select Large-Cap Value Fund A Class                                           1,518                   16
                 Columbia Select Smaller-Cap Value Fund A Class                                       582,398               63,186
                 Columbia Select Smaller-Cap Value Fund R4 Class                                      111,826                  228
                 Columbia Seligman Communications and Information Fund A Class                        243,287              374,852
                 Columbia Seligman Communications and Information Fund R4 Class                        88,543               91,693
                 Columbia Seligman Communications and Information Fund Z Class                        793,473            1,948,576
                 Columbia Small Cap Index Fund A Class                                             10,362,575            5,233,201
                 Columbia U.S. Government Mortgage Fund A Class                                       347,019               15,782
                 Columbia U.S. Government Mortgage Fund R4 Class                                       76,929               13,655
                 CRM Mid Cap Value Investor Class                                                           1                    1
                 Deutsche CROCI U.S. Fund A Class                                                      71,437                   50
                 Deutsche Enhanced Commodity Strategy Fund A Class                                        557                4,128
                 Deutsche Enhanced Commodity Strategy Fund S Class                                     34,069                   92
                 Deutsche Mid Cap Value Fund A Class                                                   81,908               83,549
                 Deutsche Mid Cap Value Fund S Class                                                  129,506              117,484
                 Deutsche Real Assets Fund A Class                                                     83,740               52,090
                 Deutsche Real Assets Fund S Class                                                     24,344               27,436
                 Deutsche Real Estate Securities Fund A Class                                         238,596              778,060
                 Deutsche Real Estate Securities Fund S Class                                       1,530,283            1,384,949
                 Deutsche Small Cap Value Fund A Class                                                 15,169               75,387
                 Deutsche Small Cap Value Fund S Class                                                  2,611               24,819
                 Deutsche Strategic Government Securities A Class                                         355                5,571
                 Deutsche Strategic Government Securities S Class                                   1,198,334              674,355
                 DFA Emerging Markets Value R2 Class                                                    8,924                7,990
                 DFA Global Allocation 60/40 Portfolio R2 Class                                        81,603              103,055
                 DFA Global Equity Portfolio R2 Class                                               2,776,143            1,770,576
                 DFA International Value R2 Class                                                     183,966              182,278
                 DFA U.S. Targeted Value Portfolio R2 Class                                         5,851,395            5,070,171
                 Dreyfus Natural Resources Fund I Class                                               452,289               93,457
                 Federated High Yield Trust Institutional Class                                     2,519,734              630,923
                 Federated High Yield Trust Service Class                                             360,299               55,506
                 Federated International Leaders Fund A Class                                       1,037,739              179,477
                 Federated International Leaders Fund Institutional Class                             292,774              132,426
                 Federated Kaufmann Large Cap Fund A Class                                            223,294              123,566
                 Federated Kaufmann Large Cap Fund Institutional Class                                232,621              342,911
                 Federated MDT All Cap Core Fund A Class                                              181,319               53,777
                 Federated MDT All Cap Core Fund Institutional Class                                      622                    4
                 Fidelity Adv Strategic Dividend & Income Fund I Class                              1,206,746              668,535
                 Fidelity Advisor Diversified International Fund T Class                                   --                3,619
                 Fidelity Advisor Diversified Stock Fund Institutional Class                           88,057              397,626
                 Fidelity Advisor Diversified Stock Fund T Class                                       39,555              148,439
                 Fidelity Advisor Dividend Growth Fund T Class                                        106,364              175,403
                 Fidelity Advisor Equity Growth Fund T Class                                          230,856              367,810
                 Fidelity Advisor Equity Income Fund T Class                                           94,809              523,005
                 Fidelity Advisor Freedom 2010 Fund I Class                                            98,149              115,685
                 Fidelity Advisor Freedom 2010 Fund T Class                                           191,754            1,470,547
                 Fidelity Advisor Freedom 2015 Fund I Class                                            43,868              181,668
                 Fidelity Advisor Freedom 2015 Fund T Class                                           212,643            2,201,356
                 Fidelity Advisor Freedom 2020 Fund I Class                                           220,349              372,185
                 Fidelity Advisor Freedom 2020 Fund T Class                                         1,627,220            4,595,506
                 Fidelity Advisor Freedom 2025 Fund I Class                                           248,607              289,462
                 Fidelity Advisor Freedom 2025 Fund T Class                                           762,366            3,368,160
                 Fidelity Advisor Freedom 2030 Fund I Class                                           393,250              183,783
                 Fidelity Advisor Freedom 2030 Fund T Class                                         1,050,557            3,852,150
                 Fidelity Advisor Freedom 2035 Fund I Class                                           150,499              130,556
                 Fidelity Advisor Freedom 2035 Fund T Class                                           605,903            2,533,904
                 Fidelity Advisor Freedom 2040 Fund I Class                                           354,725              132,603
                 Fidelity Advisor Freedom 2040 Fund T Class                                           782,307            2,378,318
                 Fidelity Advisor Freedom 2045 Fund I Class                                           119,889               75,070
                 Fidelity Advisor Freedom 2045 Fund T Class                                           576,785            1,631,381

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Fidelity Advisor Freedom 2050 Fund I Class                                $          270,127   $           47,077
                 Fidelity Advisor Freedom 2050 Fund T Class                                           595,569            1,240,356
                 Fidelity Advisor Freedom 2055 Fund I Class                                           136,859               58,017
                 Fidelity Advisor Freedom 2055 Fund T Class                                           361,074              265,386
                 Fidelity Advisor Freedom 2060 Fund I Class                                             1,885                   18
                 Fidelity Advisor Freedom Income Fund I Class                                          13,717               25,991
                 Fidelity Advisor Freedom Income Fund T Class                                          32,602              170,060
                 Fidelity Advisor Growth & Income Fund T Class                                         33,860               53,983
                 Fidelity Advisor Growth Opportunities Fund T Class                                   196,709            4,271,634
                 Fidelity Advisor Leveraged Company Stock Fund A Class                                361,974            1,168,752
                 Fidelity Advisor Leveraged Company Stock Fund T Class                                655,584            1,497,964
                 Fidelity Advisor New Insights Fund A Class                                         1,032,787            1,342,389
                 Fidelity Advisor New Insights Fund T Class                                         1,188,889            3,897,368
                 Fidelity Advisor Real Estate Fund A Class                                            752,859              875,198
                 Fidelity Advisor Real Estate Fund I Class                                            890,900              129,395
                 Fidelity Advisor Real Estate Fund T Class                                            226,339              219,086
                 Fidelity Advisor Small Cap Fund A Class                                                5,523               12,782
                 Fidelity Advisor Small Cap Fund T Class                                              915,114            3,192,182
                 Fidelity Advisor Stock Selector All Cap Fund T Class                                  85,970               91,413
                 Fidelity Advisor Stock Selector Mid Cap Fund T Class                                  54,942               32,498
                 Fidelity Advisor Strategic Dividend & Income Fund T Class                             59,709              205,213
                 Fidelity Advisor Strategic Income Fund A Class                                        67,489               14,680
                 Fidelity Advisor Total Bond Fund I Class                                           4,288,296            2,065,019
                 Fidelity Advisor Total Bond Fund T Class                                             232,335              764,873
                 Fidelity Advisor Value Fund A Class                                                      265                   --
                 Fidelity VIP Asset Manager Portfolio Initial Class                                 1,737,876            4,871,872
                 Fidelity VIP Contrafund Portfolio Initial Class                                   15,916,774           42,247,583
                 Fidelity VIP Equity-Income Portfolio Initial Class                                   850,825            3,560,742
                 Fidelity VIP Growth Portfolio Initial Class                                        2,888,252            9,178,027
                 Fidelity VIP High Income Portfolio Initial Class                                     897,568            2,452,090
                 Fidelity VIP Overseas Portfolio Initial Class                                      1,037,367            2,154,538
                 Franklin Growth Fund A Class                                                         914,386           12,254,813
                 Franklin Growth Fund Advisor Class                                                    88,291                   33
                 Franklin Growth Fund R Class                                                         159,861              300,856
                 Franklin Growth Opportunities Fund R Class                                           605,570               21,020
                 Franklin Income Fund Advisor Class                                                 1,055,596              921,871
                 Franklin Income Fund R Class                                                         182,295              157,997
                 Franklin Mutual Global Discovery Fund R Class                                         73,460              141,580
                 Franklin Mutual Global Discovery Fund Z Class                                        722,048              431,311
                 Franklin Small Cap Value Fund A Class                                                480,164              492,224
                 Franklin Small Cap Value Fund Advisor Class                                           29,322                1,027
                 Franklin Small Cap Value Fund R Class                                                473,902              715,260
                 Franklin Small-Mid Cap Growth Fund R Class                                            69,524              254,985
                 Franklin Strategic Income Fund A Class                                                14,787              121,007
                 Franklin Strategic Income Fund R Class                                               759,047            1,670,130
                 Goldman Sachs Financial Square Government Fund Admin Class                         8,471,763           11,579,468
                 Goldman Sachs Financial Square Government Fund Resource Class                      4,479,102            4,438,694
                 Goldman Sachs Growth Opportunities Fund IR Class                                   3,483,851            4,703,667
                 Goldman Sachs Growth Opportunities Fund Service Class                                 79,009               87,228
                 Goldman Sachs Growth Strategy Portfolio Institutional Class                            4,997                1,631
                 Goldman Sachs International Equity Insights Fund Institutional Class                 203,156               17,557
                 Goldman Sachs International Equity Insights Fund Service Class                        57,448               14,628
                 Goldman Sachs Large Cap Growth Insights Fund IR Class                              3,340,023               86,499
                 Goldman Sachs Large Cap Growth Insights Fund Service Class                         1,447,343                1,020
                 Goldman Sachs Large Cap Value Insights Fund IR Class                               3,524,004            2,257,310
                 Goldman Sachs Large Cap Value Insights Fund Service Class                             38,581               22,748
                 Goldman Sachs Mid Cap Value Fund Institutional Class                               3,990,204           10,962,054
                 Goldman Sachs Mid Cap Value Fund Service Class                                       891,033            5,244,629
                 Goldman Sachs Small Cap Value Fund Institutional Class                             8,297,573            7,382,292
                 Goldman Sachs Small Cap Value Fund Service Class                                   3,130,660            5,081,645
                 Goldman Sachs Technology Opportunities Fund Institutional Class                    1,552,867            1,821,327
                 Goldman Sachs Technology Opportunities Fund Service Class                            200,878              651,976

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Goldman Sachs U.S. Equity Insights IR Class                               $          714,927   $          141,593
                 Goldman Sachs U.S. Equity Insights Service Class                                   1,017,736               48,664
                 INTECH U.S. Managed Volatility Fund Service Class                                     98,479              117,500
                 Invesco American Franchise Fund A Class                                                4,644               48,221
                 Invesco American Value Fund A Class                                                   36,512               77,922
                 Invesco American Value Fund Y Class                                                   26,220               21,050
                 Invesco Comstock Fund A Class                                                        489,477            1,486,245
                 Invesco Comstock Fund R Class                                                        561,264              687,151
                 Invesco Diversified Dividend Fund A Class                                          7,501,707            3,780,544
                 Invesco Diversified Dividend Fund Investor Class                                  19,513,722            7,813,221
                 Invesco Energy Fund A Class                                                          525,955              902,773
                 Invesco Energy Fund Investor Class                                                 1,139,787              964,272
                 Invesco Floating Rate Fund Y Class                                                    60,367                   65
                 Invesco Global Health Care Fund A Class                                              260,760              917,734
                 Invesco Global Health Care Fund Investor Class                                        62,839              316,918
                 Invesco Global Low Volatility Equity Yield Fund A Class                               17,721               56,072
                 Invesco Global Low Volatility Equity Yield Fund R5 Class                              92,914              222,279
                 Invesco International Growth Fund R Class                                             54,884              334,896
                 Invesco International Growth Fund R5 Class                                           865,636            1,258,127
                 Invesco Mid Cap Core Equity Fund A Class                                             120,758            1,682,583
                 Invesco Mid Cap Core Equity Fund R Class                                             405,366            1,059,268
                 Invesco Mid Cap Growth Fund A Class                                                  129,368               89,271
                 Invesco Mid Cap Growth Fund R Class                                                    3,638                4,955
                 Invesco Mid Cap Growth Fund R5 Class                                                 105,323              127,235
                 Invesco Small Cap Growth Fund A Class                                              3,476,919            1,869,257
                 Invesco Small Cap Growth Fund R Class                                              1,853,349            1,016,484
                 Invesco Technology Fund A Class                                                       28,077              174,649
                 Invesco Technology Fund Investor Class                                                 3,304               40,093
                 Invesco Value Opportunities Fund A Class                                                 812               45,518
                 Invesco Value Opportunities Fund R Class                                              21,743              145,767
                 Ivy Asset Strategy Fund R Class                                                       21,370              104,198
                 Ivy Balanced Fund R Class                                                            284,673              185,048
                 Ivy Balanced Fund Y Class                                                            603,300            7,301,228
                 Ivy Energy Fund R Class                                                              270,481                1,334
                 Ivy Energy Fund Y Class                                                              183,080               10,142
                 Ivy High Income Fund R Class                                                          28,877               36,251
                 Ivy High Income Fund Y Class                                                         755,367            1,854,704
                 Ivy Science and Technology Fund R Class                                               39,921                1,402
                 Janus Aspen Balanced Portfolio Service Class                                      53,010,506            1,518,050
                 Janus Aspen Flexible Bond Portfolio Institutional Class                           14,944,456            9,800,718
                 Janus Aspen Global Research Portfolio Institutional Class                            437,267            1,439,257
                 Janus Aspen Perkins Mid Cap Value Portfolio Service Class                              9,803               26,913
                 Janus Balanced Fund R Class                                                       20,811,342              945,604
                 Janus Enterprise Fund A Class                                                        988,800               36,924
                 Janus Enterprise Fund S Class                                                        128,624               22,935
                 Janus Forty Fund A Class                                                              67,462              347,410
                 Janus Forty Fund R Class                                                             473,732            1,099,071
                 Janus Global Life Sciences Fund S Class                                               36,430                5,071
                 Janus Global Life Sciences Fund T Class                                               10,424                  164
                 Janus Growth and Income Fund R Class                                                 127,747               66,480
                 Janus Research Fund A Class                                                            9,739                   45
                 Janus Triton Fund A Class                                                          5,138,612              759,470
                 Janus Triton Fund Service Class                                                    1,151,750              155,463
                 Legg Mason BW Global Opportunities Bond Fund FI Class                              1,163,777              470,360
                 Legg Mason BW Global Opportunities Bond Fund R Class                                  24,288               97,793
                 Lord Abbett Calibrated Dividend Growth Fund R3 Class                                 254,816              131,545
                 Lord Abbett Calibrated Dividend Growth Fund R5 Class                                      99                   --
                 Lord Abbett Developing Growth Fund A Class                                           622,292              753,385
                 Lord Abbett Developing Growth Fund P Class                                           165,116              522,933
                 Lord Abbett Developing Growth Fund R3 Class                                          389,312              399,274
                 Lord Abbett Fundamental Equity Fund R3 Class                                          25,676              217,445
                 Lord Abbett Growth Leaders Fund I Class                                               77,533               21,213

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Lord Abbett Growth Leaders Fund R3 Class                                  $          102,641   $           18,146
                 Lord Abbett Growth Leaders Fund R5 Class                                             494,821               84,376
                 Lord Abbett Growth Opportunities Fund P Class                                             --               39,297
                 Lord Abbett Growth Opportunities Fund R3 Class                                       124,350               24,125
                 Lord Abbett High Yield Fund A Class                                                  335,713               70,906
                 Lord Abbett High Yield Fund R3 Class                                                 170,116              186,809
                 Lord Abbett High Yield Fund R5 Class                                                  48,880                7,546
                 Lord Abbett Mid Cap Stock Fund P Class                                                 8,528                7,117
                 Lord Abbett Mid Cap Stock Fund R3 Class                                               12,578                4,360
                 Lord Abbett Small Cap Value Fund P Class                                              13,593              345,826
                 Lord Abbett Small Cap Value Fund R3 Class                                             19,958               16,441
                 Lord Abbett Total Return Fund I Class                                                309,707                5,565
                 Lord Abbett Total Return Fund R3 Class                                               267,938               96,654
                 Lord Abbett Total Return Fund R5 Class                                               659,639               96,440
                 Lord Abbett Value Opportunities Fund A Class                                         162,430              477,796
                 Lord Abbett Value Opportunities Fund P Class                                         117,134              302,066
                 Lord Abbett Value Opportunities Fund R3 Class                                        155,651              474,433
                 Lord Abbett Value Opportunities Fund R5 Class                                            317                  331
                 Manning & Napier Pro-Blend Conservative Term Series S Class                          391,996              717,488
                 Manning & Napier Pro-Blend Extended Term Series S Class                              409,313            1,194,933
                 Manning & Napier Pro-Blend Maximum Term Series S Class                               249,921              508,357
                 Manning & Napier Pro-Blend Moderate Term Series S Class                            3,633,690            5,820,115
                 MFS Aggressive Growth Allocation Fund R3 Class                                         3,373                1,189
                 MFS Conservative Allocation Fund R3 Class                                            282,278               44,770
                 MFS Emerging Markets Debt Fund R3 Class                                               94,157                1,579
                 MFS Growth Allocation Fund R3 Class                                                   11,958                5,399
                 MFS International New Discovery Fund A Class                                         624,597            2,652,834
                 MFS International New Discovery Fund R2 Class                                        129,125              171,372
                 MFS International Value Fund R2 Class                                                210,434              450,595
                 MFS International Value Fund R3 Class                                              4,227,687            2,893,076
                 MFS Massachusetts Investors Growth Stock Fund R2 Class                             1,166,298            2,522,364
                 MFS Massachusetts Investors Growth Stock Fund R3 Class                             2,151,541            2,212,291
                 MFS Mid Cap Growth Fund A Class                                                    3,024,737              715,286
                 MFS Mid Cap Value Fund R2 Class                                                    6,772,263            1,298,893
                 MFS Mid Cap Value Fund R3 Class                                                    8,154,939            1,580,490
                 MFS Moderate Allocation Fund R3 Class                                                 31,781               73,220
                 MFS New Discovery Fund R2 Class                                                       59,651              259,351
                 MFS New Discovery Fund R3 Class                                                       12,467               70,768
                 MFS Technology Fund R2 Class                                                          16,466                   21
                 MFS Technology Fund R3 Class                                                          35,629                  108
                 MFS Utilities Fund R2 Class                                                          170,453              270,104
                 MFS Utilities Fund R3 Class                                                           87,080               27,327
                 MFS Value Fund A Class                                                            11,684,384            6,575,061
                 Neuberger Berman Emerging Markets Equity Fund A Class                                 16,076                   23
                 Neuberger Berman Emerging Markets Equity Fund R3 Class                                11,294                  595
                 Neuberger Berman Focus Fund Advisor Class                                             83,310                8,338
                 Neuberger Berman Large Cap Value Fund Advisor Class                                  121,045              780,890
                 Neuberger Berman Small Cap Growth Fund A Class                                        54,210               73,278
                 Neuberger Berman Small Cap Growth Fund Advisor Class                                  84,939              345,462
                 Neuberger Berman Small Cap Growth Fund R3 Class                                        3,782               40,702
                 Neuberger Berman Socially Responsive Fund A Class                                    154,697                  110
                 Neuberger Berman Socially Responsive Fund R3 Class                                   887,672                1,641
                 Northern Small Cap Value Fund R Class                                              1,193,775              270,867
                 Nuveen Mid Cap Growth Opportunities Fund A Class                                   4,139,186            2,711,842
                 Nuveen Mid Cap Growth Opportunities Fund R3 Class                                  2,316,446            1,227,786
                 Nuveen Mid Cap Index Fund R3 Class                                                 2,481,978            2,958,008
                 Nuveen Mid Cap Value Fund A Class                                                    205,726               33,930
                 Nuveen Mid Cap Value Fund R3 Class                                                     1,296               11,198
                 Nuveen Real Estate Securities Fund A Class                                           531,732              245,475
                 Nuveen Real Estate Securities Fund R3 Class                                          420,078              648,361
                 Nuveen Small Cap Index Fund R3 Class                                                 869,204            2,300,101
                 Nuveen Small Cap Select Fund A Class                                                  17,281              103,920

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Nuveen Small Cap Select Fund R3 Class                                     $            4,977   $           17,754
                 Nuveen Small Cap Value Fund A Class                                                  111,525               76,257
                 Nuveen Small Cap Value Fund R3 Class                                                 805,217              355,265
                 Nuveen Strategy Growth Allocation A Class                                             11,841            1,283,616
                 Nuveen Strategy Growth Allocation R3 Class                                            24,774              166,665
                 Oak Ridge Large Cap Growth Fund A Class                                                  910               21,388
                 Oak Ridge Small Cap Growth Fund A Class                                               88,434              158,208
                 Oak Ridge Small Cap Growth Fund Y Class                                            1,651,482            1,149,827
                 Oppenheimer Active Allocation Fund A Class                                         1,249,730              267,178
                 Oppenheimer Core Bond Fund A Class                                                 1,475,477              402,823
                 Oppenheimer Core Bond Fund Y Class                                                 3,501,286            1,218,637
                 Oppenheimer Developing Markets Fund A Class                                        4,129,531            6,091,442
                 Oppenheimer Developing Markets Fund Y Class                                        4,208,094            2,501,988
                 Oppenheimer Global Fund A Class                                                      261,986              470,950
                 Oppenheimer Global Fund Y Class                                                    1,145,506              879,190
                 Oppenheimer Global Opportunities A Class                                             129,888              236,990
                 Oppenheimer Global Opportunities Y Class                                             151,632              155,447
                 Oppenheimer Global Strategic Income A Class                                          577,851              575,076
                 Oppenheimer Global Strategic Income Y Class                                          140,959               70,430
                 Oppenheimer Gold & Special Minerals Fund A Class                                     704,784              585,927
                 Oppenheimer Gold & Special Minerals Fund Y Class                                     237,051               69,190
                 Oppenheimer International Bond Fund A Class                                          399,539            1,828,820
                 Oppenheimer International Bond Fund Y Class                                          549,316              788,381
                 Oppenheimer International Growth Fund A Class                                      2,568,434            1,886,401
                 Oppenheimer International Growth Fund Y Class                                      9,650,990            8,981,993
                 Oppenheimer International Small-Mid Company Fund A Class                             342,885              992,182
                 Oppenheimer International Small-Mid Company Fund Y Class                           3,027,346            2,542,569
                 Oppenheimer Main Street Mid Cap Fund A Class                                         746,917              595,891
                 Oppenheimer Main Street Mid Cap Fund Y Class                                       1,694,711              915,978
                 Oppenheimer Main Street Select Fund A Class                                           93,162              138,516
                 Oppenheimer Main Street Select Fund Y Class                                           31,292              100,100
                 Oppenheimer Mid Cap Value Fund A Class                                               284,697              356,897
                 Oppenheimer Mid Cap Value Fund Y Class                                                83,054              179,024
                 Oppenheimer Senior Floating Rate Fund A Class                                         35,560                9,689
                 Oppenheimer Senior Floating Rate Fund Y Class                                         16,473                5,261
                 Oppenheimer Value Fund A Class                                                        31,358              170,408
                 Oppenheimer Value Fund Y Class                                                        11,074               18,359
                 Parnassus Core Equity Fund Investor Class                                          7,391,417            1,497,157
                 Parnassus Fund                                                                       229,687              544,395
                 Parnassus Mid Cap Fund                                                            10,162,551            1,862,439
                 Pax Balanced Fund Individual Investor Class                                           11,285                  664
                 Pax Balanced Fund R Class                                                            246,506              281,476
                 Pax Global Environmental Markets Fund Indiv. Investor Class                           30,150              216,341
                 Pax Global Environmental Markets Fund R Class                                        105,874               88,224
                 Payden Emerging Markets Bond Investor Class                                          340,202              199,538
                 Perkins Mid Cap Value Fund A Class                                                     6,820               18,379
                 Perkins Mid Cap Value Fund R Class                                                   286,247              740,947
                 Perkins Small Cap Value Fund Service Class                                           408,217              280,507
                 Pimco All Asset Fund Admin Class                                                      82,363              895,855
                 Pimco All Asset Fund R Class                                                           2,343               26,195
                 Pimco CommoditiesPLUS Strategy Admin Class                                           260,953              206,137
                 Pimco Commodity Real Return Strategy Admin Class                                     128,008              122,640
                 Pimco Commodity Real Return Strategy R Class                                           8,609                3,145
                 Pimco High Yield Fund Admin Class                                                    554,366            2,193,548
                 Pimco High Yield Fund R Class                                                        412,759              573,828
                 Pimco Income Fund Admin Class                                                     11,936,869            2,049,361
                 Pimco Income Fund R Class                                                            747,418              451,222
                 Pimco Real Return Fund Admin Class                                                 3,162,610            2,157,193
                 Pimco Real Return Fund R Class                                                     1,366,438            1,954,988
                 Pimco Total Return Fund Admin Class                                                4,504,742           19,568,390
                 Pimco Total Return Fund R Class                                                    2,062,550           10,159,500
                 Pioneer Bond Fund A Class                                                          6,088,997            2,901,231

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Pioneer Bond Fund Y Class                                                 $       19,261,712   $        5,772,039
                 Pioneer Dynamic Credit Fund A Class                                                      314                   --
                 Pioneer Emerging Markets Fund A Class                                                  3,395                5,875
                 Pioneer Equity Income Fund A Class                                                 5,411,158            1,173,940
                 Pioneer Equity Income Fund Y Class                                                43,410,298              976,575
                 Pioneer Fund A Class                                                                   5,724               59,690
                 Pioneer Fund VCT Portfolio I Class                                                    57,113              291,572
                 Pioneer Fundamental Growth Fund A Class                                            2,601,534            1,715,955
                 Pioneer Fundamental Growth Fund Y Class                                           12,884,923            4,777,647
                 Pioneer High Yield Fund A Class                                                       82,830              287,998
                 Pioneer High Yield Fund Y Class                                                       33,362                  370
                 Pioneer Mid Cap Value Fund A Class                                                   192,364               47,651
                 Pioneer Mid Cap Value Fund Y Class                                                   150,900                7,901
                 Pioneer Select Mid Cap Growth Fund A Class                                         1,570,697              847,231
                 Pioneer Select Mid Cap Growth VCT Portfolio I Class                                1,198,187            2,158,358
                 Pioneer Strategic Income Fund A Class                                                377,454              907,727
                 Pioneer Strategic Income Fund Y Class                                                680,230              228,582
                 PNC International Equity Fund A Class                                                 17,030                8,400
                 PNC International Equity Fund I Class                                                    878                   --
                 PNC Multi-Factor Small Cap Core Fund A Class                                          14,181                   22
                 PNC Multi-Factor Small Cap Core Fund I Class                                          31,888                   99
                 Prudential Financial Services Fund A Class                                            37,237              151,038
                 Prudential Financial Services Fund Z Class                                           201,402              113,709
                 Prudential Global Real Estate Fund A Class                                           192,436              384,648
                 Prudential Global Real Estate Fund Z Class                                         3,008,886            2,136,123
                 Prudential High Yield Fund A Class                                                 1,863,599            2,428,968
                 Prudential High Yield Fund Z Class                                                 8,705,963            5,874,142
                 Prudential Jennison 20/20 Focus A Class                                               37,860               91,966
                 Prudential Jennison 20/20 Focus Z Class                                                  803                5,398
                 Prudential Jennison Health Sciences Fund A Class                                     399,327            1,856,910
                 Prudential Jennison Health Sciences Fund Z Class                                   1,432,944            1,355,438
                 Prudential Jennison Mid Cap Growth Fund A Class                                      983,647            2,459,838
                 Prudential Jennison Mid Cap Growth Fund Z Class                                    2,896,578            3,506,433
                 Prudential Jennison Natural Resources Fund A Class                                   323,471              412,175
                 Prudential Jennison Natural Resources Fund Z Class                                   483,649              973,208
                 Prudential Jennison Select Growth Z Class                                             10,714                8,305
                 Prudential Jennison Small Company A Class                                            316,939              443,175
                 Prudential Jennison Small Company Z Class                                            876,550            2,988,309
                 Prudential QMA Mid Cap Value A Class                                                 244,218               33,104
                 Prudential QMA Mid Cap Value Z Class                                               1,110,458            2,431,876
                 Prudential Total Return Bond A Class                                               5,445,031            4,195,069
                 Prudential Total Return Bond Z Class                                              19,799,417            9,280,287
                 Putnam Fund for Growth & Income Fund A Class                                           4,047               14,946
                 Putnam Growth Opportunities Fund A Class                                                 893                    5
                 RidgeWorth Ceredex Large Cap Value Equity Fund A Class                             2,488,080            2,767,372
                 RidgeWorth Ceredex Large Cap Value Equity Fund Institutional Class                 6,870,143            3,629,924
                 RidgeWorth Ceredex Mid Cap Value Equity Fund A Class                                 190,348            1,163,167
                 RidgeWorth Ceredex Mid Cap Value Equity Fund Institutional Class                     374,517            2,348,929
                 RidgeWorth Ceredex Small Cap Value Equity Fund A Class                               248,418              449,358
                 RidgeWorth Ceredex Small Cap Value Equity Fund Institutional Class                    11,968                7,704
                 RidgeWorth Seix High Income Fund A Class                                           1,348,676            2,297,681
                 RidgeWorth Seix High Income Fund R Class                                              36,491               86,015
                 RidgeWorth Seix Total Return Bond Fund A Class                                         3,191              127,479
                 RidgeWorth Seix Total Return Bond Fund R Class                                         9,891              142,127
                 Russell Commodity Strategies S Class                                                      56                  280
                 Russell Emerging Markets S Class                                                     209,399              236,855
                 Russell Global Equity Fund S Class                                                     1,172                   37
                 Russell Global Real Estate Securities Fund S Class                                   207,067              144,048
                 Russell Investment Grade Bond Fund S Class                                            44,885               14,394
                 Russell LifePoints 2020 Strategy Fund R1 Class                                       505,265            1,937,378
                 Russell LifePoints 2020 Strategy Fund R5 Class                                       278,971            1,410,459
                 Russell LifePoints 2025 Strategy Fund R1 Class                                       314,079              358,306

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Russell LifePoints 2025 Strategy Fund R5 Class                            $          205,224   $          380,208
                 Russell LifePoints 2030 Strategy Fund R1 Class                                     1,434,780            3,617,237
                 Russell LifePoints 2030 Strategy Fund R5 Class                                       242,926            1,079,721
                 Russell LifePoints 2035 Strategy Fund R1 Class                                       697,911            1,012,615
                 Russell LifePoints 2035 Strategy Fund R5 Class                                       203,888              372,030
                 Russell LifePoints 2040 Strategy Fund R1 Class                                     4,006,570            5,749,325
                 Russell LifePoints 2040 Strategy Fund R5 Class                                       376,021              861,913
                 Russell LifePoints 2045 Strategy Fund R1 Class                                       105,945              225,761
                 Russell LifePoints 2045 Strategy Fund R5 Class                                       111,708              149,597
                 Russell LifePoints 2050 Strategy Fund R1 Class                                     1,650,170            1,940,825
                 Russell LifePoints 2050 Strategy Fund R5 Class                                       166,050              269,710
                 Russell LifePoints 2055 Strategy Fund R1 Class                                     1,184,902              917,992
                 Russell LifePoints 2055 Strategy Fund R5 Class                                       101,431              108,835
                 Russell LifePoints Balanced Strategy Fund R1 Class                                   280,069              799,070
                 Russell LifePoints Balanced Strategy Fund R5 Class                                 1,221,171            2,829,396
                 Russell LifePoints Conservative Strategy Fund R1 Class                               309,939              614,318
                 Russell LifePoints Conservative Strategy Fund R5 Class                               302,726              513,099
                 Russell LifePoints Equity Growth Strategy Fund R1 Class                              251,552              154,155
                 Russell LifePoints Equity Growth Strategy Fund R5 Class                              182,915              323,665
                 Russell LifePoints Growth Strategy Fund R1 Class                                     286,291              352,980
                 Russell LifePoints Growth Strategy Fund R5 Class                                     360,739              833,731
                 Russell LifePoints In Retirement Fund R1 Class                                       175,098              967,563
                 Russell LifePoints In Retirement Fund R5 Class                                       137,865              508,724
                 Russell LifePoints Moderate Strategy Fund R1 Class                                    80,551               87,171
                 Russell LifePoints Moderate Strategy Fund R5 Class                                   374,566              838,065
                 Russell Short Duration Bond Fund S Class                                           1,293,904              298,638
                 Russell Strategic Bond Fund S Class                                                1,131,822               35,067
                 Russell U.S. Core Equity Fund S Class                                                    541               20,984
                 Russell U.S. Defensive Equity Fund S Class                                                --                   12
                 Russell U.S. Small Cap Equity Fund S Class                                            61,249               24,455
                 State Street Equity 500 Index Admin Class                                         48,654,109           55,090,183
                 State Street Equity 500 Index R Class                                             12,436,867           15,245,354
                 Steward Large Cap Enhanced Index Fund Individual Class                                 5,553                  509
                 Steward Small-Mid Cap Enhanced Index Fund Individual Class                            19,595                9,818
                 T. Rowe Price Blue Chip Growth Fund R Class                                       23,468,954            5,908,060
                 T. Rowe Price Equity Income Fund R Class                                           1,737,875            5,585,453
                 T. Rowe Price Equity Income Portfolio                                              9,508,312           45,766,576
                 T. Rowe Price European Stock Fund                                                     38,913               89,471
                 T. Rowe Price Growth Stock Fund Advisor Class                                      7,458,656           12,944,532
                 T. Rowe Price Growth Stock Fund R Class                                            2,340,286            4,018,480
                 T. Rowe Price International Growth & Income Fund Advisor Class                     1,546,083            1,675,375
                 T. Rowe Price International Growth & Income Fund R Class                             393,373              487,410
                 T. Rowe Price International Stock Fund R Class                                        81,140              268,794
                 T. Rowe Price Mid-Cap Growth Fund R Class                                          1,373,447            4,499,478
                 T. Rowe Price Mid-Cap Value Fund Advisor Class                                       406,480            2,405,757
                 T. Rowe Price Mid-Cap Value Fund R Class                                             348,826              275,741
                 T. Rowe Price Retirement 2005 Fund Advisor Class                                   1,720,094            1,605,778
                 T. Rowe Price Retirement 2005 Fund R Class                                           590,966              347,370
                 T. Rowe Price Retirement 2010 Fund Advisor Class                                   1,730,732            1,498,880
                 T. Rowe Price Retirement 2010 Fund R Class                                           885,523            1,254,150
                 T. Rowe Price Retirement 2015 Fund Advisor Class                                   4,124,036            4,074,499
                 T. Rowe Price Retirement 2015 Fund R Class                                         3,117,841            4,297,751
                 T. Rowe Price Retirement 2020 Fund Advisor Class                                   9,571,690            7,015,308
                 T. Rowe Price Retirement 2020 Fund R Class                                         7,607,675            8,058,035
                 T. Rowe Price Retirement 2025 Fund Advisor Class                                  10,911,210            5,528,041
                 T. Rowe Price Retirement 2025 Fund R Class                                         7,991,658            7,270,977
                 T. Rowe Price Retirement 2030 Fund Advisor Class                                   8,487,706            4,249,404
                 T. Rowe Price Retirement 2030 Fund R Class                                         6,588,055            8,791,459
                 T. Rowe Price Retirement 2035 Fund Advisor Class                                   6,260,478            4,263,245
                 T. Rowe Price Retirement 2035 Fund R Class                                         6,096,506            4,913,333
                 T. Rowe Price Retirement 2040 Fund Advisor Class                                   5,198,835            3,893,369
                 T. Rowe Price Retirement 2040 Fund R Class                                         5,757,635            5,379,556

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 T. Rowe Price Retirement 2045 Fund Advisor Class                          $        3,965,231   $        1,840,935
                 T. Rowe Price Retirement 2045 Fund R Class                                         4,256,526            4,849,916
                 T. Rowe Price Retirement 2050 Fund Advisor Class                                   3,616,157            1,536,532
                 T. Rowe Price Retirement 2050 Fund R Class                                         3,915,881            4,099,707
                 T. Rowe Price Retirement 2055 Fund Advisor Class                                   2,084,352              548,310
                 T. Rowe Price Retirement 2055 Fund R Class                                         1,988,444            2,348,098
                 T. Rowe Price Retirement 2060 Fund Advisor Class                                      49,597                4,073
                 T. Rowe Price Retirement 2060 Fund R Class                                            24,818                3,029
                 T. Rowe Price Retirement Balanced Fund Advisor Class                                 800,658              551,534
                 T. Rowe Price Retirement Balanced Fund R Class                                       614,623            1,793,602
                 Templeton Foreign Fund A Class                                                       205,988              185,035
                 Templeton Foreign Fund Advisor Class                                                 423,401              184,454
                 Templeton Foreign Fund R Class                                                       345,092              616,280
                 Templeton Global Bond Fund A Class                                                 6,432,828           10,112,384
                 Templeton Global Bond Fund Advisor Class                                             785,774                6,766
                 Templeton Global Bond Fund R Class                                                   773,155              620,964
                 Templeton Growth Fund A Class                                                         57,152               45,247
                 Templeton Growth Fund R Class                                                        124,398              476,407
                 Thornburg Core Growth Fund R3 Class                                                  171,196              242,447
                 Thornburg Core Growth Fund R5 Class                                                  196,204              365,351
                 Thornburg International Value Fund R3 Class                                          342,202            1,240,000
                 Thornburg International Value Fund R5 Class                                          261,908            2,116,650
                 Thornburg Investment Income Builder Fund R3 Class                                    138,630              325,056
                 Thornburg Investment Income Builder Fund R5 Class                                    196,069              262,420
                 Thornburg Limited Term Income Fund R3 Class                                        7,362,149           11,454,825
                 Thornburg Limited Term Income Fund R5 Class                                        7,755,246           15,045,669
                 Thornburg Limited Term U.S. Government Fund R3 Class                                 205,043              121,077
                 Thornburg Value Fund R3 Class                                                         53,111              248,111
                 TIAA-CREF Bond Index Fund Retirement Class                                         4,234,247            3,104,377
                 TIAA-CREF Bond Plus Fund Retirement Class                                            351,560               15,991
                 TIAA-CREF Emerging Markets Equity Index Fund Retirement Class                        975,471              564,539
                 TIAA-CREF Growth & Income Fund Retirement Class                                      362,304              816,803
                 TIAA-CREF International Equity Index Fund Retirement Class                         2,669,606            1,661,507
                 TIAA-CREF Large-Cap Growth Fund Retirement Class                                     430,607               95,314
                 TIAA-CREF Large-Cap Growth Index Fund Retirement Class                             9,932,284            4,696,108
                 TIAA-CREF Large-Cap Value Fund Retirement Class                                      136,549                5,423
                 TIAA-CREF Large-Cap Value Index Fund Retirement Class                              4,905,998            2,017,193
                 TIAA-CREF Lifecycle Index 2010 Fund Retirement Class                               7,358,749            3,227,174
                 TIAA-CREF Lifecycle Index 2015 Fund Retirement Class                              19,165,370           11,756,881
                 TIAA-CREF Lifecycle Index 2020 Fund Retirement Class                              43,940,464           21,513,637
                 TIAA-CREF Lifecycle Index 2025 Fund Retirement Class                              51,518,397           21,926,827
                 TIAA-CREF Lifecycle Index 2030 Fund Retirement Class                              42,959,107           18,853,027
                 TIAA-CREF Lifecycle Index 2035 Fund Retirement Class                              43,343,528           17,488,160
                 TIAA-CREF Lifecycle Index 2040 Fund Retirement Class                              33,831,238           14,445,231
                 TIAA-CREF Lifecycle Index 2045 Fund Retirement Class                              25,134,121           10,232,835
                 TIAA-CREF Lifecycle Index 2050 Fund Retirement Class                              16,564,222            6,008,087
                 TIAA-CREF Lifecycle Index 2055 Fund Retirement Class                               7,877,880            1,832,902
                 TIAA-CREF Lifecycle Index 2060 Fund Retirement Class                                 300,382               44,987
                 TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class                  8,820,944            4,365,615
                 TIAA-CREF Mid-Cap Growth Fund Retirement Class                                     1,804,932              338,959
                 TIAA-CREF Social Choice Bond Fund R Class                                                563                   --
                 TIAA-CREF Social Choice Equity Retirement Class                                      864,373            1,106,031
                 Timothy Plan Conservative Growth Fund A Class                                         45,097               25,298
                 Timothy Plan Strategic Growth Fund A Class                                            14,083                2,400
                 Touchstone Flexible Income Fund A Class                                              141,642               58,777
                 Touchstone Focused Fund A Class                                                      216,007              423,431
                 Touchstone Focused Fund Y Class                                                      381,550              891,881
                 Touchstone Growth Opportunities Fund A Class                                          17,986               45,472
                 Touchstone Sustainability and Impact Equity Fund A Class                               3,757               28,006
                 Touchstone Value Fund A Class                                                        167,957              466,126
                 Vanguard Short Term Federal Fund Investor Class                                      583,059            1,803,387
                 Vanguard VIF Small Company Growth Portfolio                                       12,411,107           12,552,649

                            AUL American Unit Trust
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS (CONTINUED)

                 FUND NAME                                                                     PURCHASES              SALES
                 -----------------------------------------------------------------------   -------------------  -------------------
                 Victory Sycamore Established Value Fund A Class                           $        3,778,615   $          730,243
                 Victory Sycamore Established Value Fund R Class                                      673,753              479,867
                 Victory Sycamore Small Company Opportunity Fund A Class                            4,565,981            1,097,232
                 Victory Sycamore Small Company Opportunity Fund R Class                            1,008,028              384,817
                 Western Asset Core Plus Bond Fund FI Class                                           485,233              360,201
                 Western Asset Core Plus Bond Fund R Class                                            150,358              194,199
                                                                                           -------------------  -------------------
                 TOTAL                                                                     $    1,646,062,132   $    1,455,900,219
                                                                                           -------------------  -------------------

5.  INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2016 AND 2015

[PWC Logo]

                          REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2016 and 2015 and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERS LLP, 101 W. WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2016 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 2. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2016 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

March 24, 2017


AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $9,770,332 and $9,032,353)                         $     9,405,914   $     8,788,237
Stocks
   Preferred, at cost (market value of $7,522 and $9,625)                                              7,533             9,533
   Common, at market
     Affiliated (cost of $1,464 and $1,464)                                                            1,991             1,629
     Unaffiliated (cost of $88,980 and $83,863)                                                       93,969            85,932
Mortgage loans                                                                                     1,743,541         1,515,752
Real estate                                                                                           84,799            62,686
Other invested assets                                                                                100,838            83,436
Contract loans                                                                                       311,943           283,709
Cash (overdraft) and cash equivalents of ($49,517) and ($31,645), and short-term
   investments of $7,950 and $137,003 at 2016 and 2015, respectively                                 (41,567)          105,358
                                                                                             ---------------   ---------------
        Total cash and invested assets                                                            11,708,961        10,936,272
                                                                                             ---------------   ---------------
Other
   Premiums deferred and uncollected                                                                  58,169            55,354
   Reinsurance receivables                                                                            28,231            30,862
   Investment income due and accrued                                                                 100,142            95,023
   Federal income tax recoverable                                                                      1,014                --
   Net deferred tax asset                                                                             60,006            55,732
   Corporate owned life insurance                                                                     82,425            63,505
   Other assets                                                                                       35,305            22,386
   Separate account assets                                                                        12,857,576        12,312,537
                                                                                             ---------------   ---------------
        Total admitted assets                                                                $    24,931,829   $    23,571,671
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                             $     1,751,409   $     1,616,433
   Annuity reserves                                                                                7,492,213         6,894,112
   Accident and health reserves                                                                      150,239           158,064
   Other reserves                                                                                    103,661           107,913
                                                                                             ---------------   ---------------
                                                                                                   9,497,522         8,776,522
                                                                                             ---------------   ---------------
Policy and contract liabilities
   Policy claims in process of settlement                                                             53,842            51,603
   Policy dividends payable                                                                           31,209            30,689
   Deposit-type contracts                                                                          1,230,154         1,197,286
   Other policy and contract liabilities                                                               3,752             4,548
                                                                                             ---------------   ---------------
                                                                                                   1,318,957         1,284,126
                                                                                             ---------------   ---------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                           89,021            74,101
   Taxes, licenses and fees                                                                            6,080             7,894
   Federal income tax payable                                                                             --            15,383
   Transfers from separate accounts, due or accrued                                                   (8,203)          (10,064)
   Asset valuation reserve                                                                            86,391            76,906
   Interest maintenance reserve                                                                       13,356            15,898
   Pension liability                                                                                  11,322            10,092
   Other liabilities                                                                                  99,354            87,902
   Separate account liabilities                                                                   12,857,576        12,312,537
                                                                                             ---------------   ---------------
                                                                                                  13,154,897        12,590,649
                                                                                             ---------------   ---------------
     Total liabilities                                                                            23,971,376        22,651,297
                                                                                             ---------------   ---------------

Common capital stock, $100 par value, authorized 50,000 shares;
   issued and outstanding 50,000 shares                                                                5,000             5,000
Surplus notes                                                                                         75,000            75,000
Gross paid in and contributed surplus                                                                    550               550
Unassigned surplus (includes deferred gain on reinsurance transaction of $25,695 and
   $29,176 in 2016 and 2015, respectively)                                                           879,903           839,824
                                                                                             ---------------   ---------------
     Total surplus                                                                                   960,453           920,374
                                                                                             ---------------   ---------------
     Total liabilities and surplus                                                           $    24,931,829   $    23,571,671
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                        $     3,484,047   $     3,508,156
   Accident and health                                                                                71,774            63,081
   Net investment income                                                                             515,113           502,834
   Amortization of interest maintenance reserve                                                        5,634             5,417
   Ceding commissions, expense allowances and reserve adjustments                                     67,892            73,151
   Other income                                                                                      145,053           130,065
                                                                                             ---------------   ---------------
                                                                                                   4,289,513         4,282,704
                                                                                             ---------------   ---------------

BENEFITS AND EXPENSES
   Death benefits                                                                                    115,720           120,847
   Accident and health and disability benefits                                                        51,120            47,163
   Annuity benefits                                                                                   70,402            51,123
   Surrender benefits and other fund withdrawals                                                   3,067,276         3,150,245
   Other benefits                                                                                     28,048            28,062
   Increase in policy reserves                                                                       721,000           720,137
   Separate account transfers                                                                       (343,847)         (343,634)
   General expenses                                                                                  285,442           254,830
   Commissions and service fees                                                                      175,323           166,261
   Taxes, licenses and fees                                                                           21,249            20,165
   Other                                                                                              (2,587)           (7,216)
                                                                                             ---------------   ---------------
                                                                                                   4,189,146         4,207,983
                                                                                             ---------------   ---------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital gains/(losses)                                                      100,367            74,721

Dividends to policyholders                                                                            30,348            30,135
Federal income tax expense                                                                            20,602            26,896
                                                                                             ---------------   ---------------
     Net gain from operations before net realized capital gains/(losses)                              49,417            17,690

Net realized capital gains/(losses), net of federal income (benefit) expense of
   $2,637 and ($2,400), and net transfers of capital gains to the interest
   maintenance reserve of $3,092 and ($2,169), in 2016 and 2015, respectively                          2,992            (4,378)
                                                                                             ---------------   ---------------
     Net income                                                                              $        52,409   $        13,312
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
SURPLUS, BEGINNING OF YEAR                                                                   $       920,374   $     1,017,009

Net income                                                                                            52,409            13,312
Other additions (deductions)
   Change in unrealized gain                                                                             628               823
   Change in net deferred income tax                                                                   9,747            25,251
   Change in asset valuation reserve                                                                  (9,484)           (5,409)
   Change in nonadmitted assets                                                                       (9,492)          (27,660)
   Change in surplus as a result of reinsurance                                                       (3,480)           (3,601)
   Change in pension liability                                                                          (456)              661
   Dividends                                                                                              --          (100,000)
   Other                                                                                                 207               (12)
                                                                                             ---------------   ---------------
SURPLUS, END OF YEAR                                                                         $       960,453   $       920,374
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2016 AND 2015
(IN THOUSANDS)

                                                                                                  2016              2015
                                                                                             ---------------   ---------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                  $     3,553,972   $     3,568,803
   Investment income                                                                                 510,212           492,986
   Other income                                                                                      208,792           204,142
                                                                                             ---------------   ---------------
                                                                                                   4,272,976         4,265,931
                                                                                             ---------------   ---------------

   Benefits and Separate Account transfers                                                         2,984,086         3,050,226
   Commissions and general expenses                                                                  477,328           436,878
   Federal income taxes (including $2,637 and ($2,400) for 2016 and 2015 on capital
     gains/(losses))                                                                                  39,636            13,084
   Dividends to policyholders                                                                         29,828            28,643
                                                                                             ---------------   ---------------
                                                                                                   3,530,878         3,528,831
                                                                                             ---------------   ---------------
        Net cash provided from operations                                                            742,098           737,100
                                                                                             ---------------   ---------------
CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
     Bonds                                                                                         1,544,328         1,131,873
     Stocks                                                                                           15,831             4,237
     Mortgage loans                                                                                  200,605           275,584
     Other invested assets                                                                            29,815            19,090
                                                                                             ---------------   ---------------
                                                                                                   1,790,579         1,430,784
                                                                                             ---------------   ---------------
   Cost of investments acquired
     Bonds                                                                                         2,169,596         1,702,412
     Stocks                                                                                           16,557            18,589
     Mortgage loans                                                                                  428,397           344,602
     Real estate                                                                                      10,990             4,307
     Other invested assets                                                                            48,202            19,229
                                                                                             ---------------   ---------------
                                                                                                   2,673,742         2,089,139
     Increase in contract loans                                                                       28,234            23,497
                                                                                             ---------------   ---------------
        Net cash used from investments                                                              (911,397)         (681,852)
                                                                                             ---------------   ---------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Net deposits on deposit-type contracts                                                             32,868            84,533
   Dividends                                                                                              --          (100,000)
   Other uses                                                                                        (10,494)          (16,410)
                                                                                             ---------------   ---------------
        Net cash provided (used) from financing and miscellaneous sources                             22,374           (31,877)
                                                                                             ---------------   ---------------
        Net change in cash and short-term investments                                               (146,925)           23,371
Cash and short-term investments, beginning of year                                                   105,358            81,987
                                                                                             ---------------   ---------------
Cash and short-term investments, end of year                                                 $       (41,567)  $       105,358
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-four percent of AUL's direct premiums for the year ended December 31, 2016 were generated in six states: California, Texas, Indiana, Ohio, Illinois, and Missouri.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "non-admitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be non-admitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

     CORRECTION OF ERRORS

     In 2016, the Company identified and corrected an error related to the classification of a real estate trust which was previously accounted for under SSAP 97 instead of SSAP 40R. This correction resulted in a reduction to other invested assets of $16,927 and an increase to real estate of $15,771. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     In 2015, the Company identified and corrected prior period errors totaling approximately $2,900 which increased before tax net income as presented in the 2015 Statement of Operations. Management

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan -backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from Black Rock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

     The corporate owned life insurance is carried at cash surrender value.

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other -than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 -- Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. The Company reported $2,900 of bond impairments in 2016 and there were no impairments in 2015.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     In 2009, the Company invested in a limited partnership where the manager of this partnership is investing in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The partnership is managed by an outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The book value of this investment was $23,166 as of December 31, 2015. The investment was fully redeemed during 2016 resulting in a realized gain of $8,943, and the Company has no investment in the limited partnership as of December 31, 2016.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $116,806 and $108,096 as of December 31, 2016 and 2015, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2016 and 2015 was $11,770 and $9,051, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5 percent to 11.25 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $3,129 and $3,694 for the years ended December 31, 2016 and 2015, respectively. Future lease commitments are as follows: 2017, $892; 2018, $753; 2019, $670; 2020, $370; 2021, $89.

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $1,390 and $5,097 as of December 31, 2016 and 2015, respectively.

     Refer to Note 10 -- FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2016, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2016, statutory surplus was $459,818 and $46,459 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2016 and 2015 for such services were $30,818 and $30,980, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2016 and 2015 was $25,695 and $29,176, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,480 and $3,601 of deferred gain amortization in 2016 and 2015, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $1,409 and $1,087 in 2016 and 2015, respectively from OAS. OAS provided certain administrative services to AUL for fees of $1,468 and $1,179 in 2016 and 2015, respectively. The Company made no capital contributions to OAS in 2016 or 2015.

     The Company earned fees of $433 and $433 in 2016 and 2015 from RMS. The Company made noncash capital contributions to RMS of $4,000 and $4,000 in 2016 and 2015, respectively. During 2016 and 2015, the Company recognized a realized impairment loss of $2,649 and $3,334, respectively on its investment in RMS.

     During 2016 and 2015, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) of $6,638 and $1,264, respectively.

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,517 and $9,015 in 2016 and 2015, respectively. OAM also provides investment management services to AUL and fees for this service were $9,326 and $8,791 in 2016 and 2015, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                                   UNREALIZED                   ESTIMATED
                                                          ADMITTED      ----------------------------------        FAIR
     2016                                                   VALUE             GAINS             LOSSES            VALUE
     -----------------------------------------------  ---------------   ----------------   ---------------   ---------------
     U.S. government bonds                            $       891,517   $         37,625   $         7,747   $       921,395
     All other government bonds                                27,702              2,627                --            30,329
     Special revenue and special assessment                   640,122             40,960             4,607           676,475
     Hybrid bonds                                              63,501              5,703             1,294            67,910
     Industrial and miscellaneous                           7,783,072            369,508            78,357         8,074,223
                                                      ---------------   ----------------   ---------------   ---------------
                                                      $     9,405,914   $        456,423   $        92,005   $     9,770,332
                                                      ===============   ================   ===============   ===============

                                                                                   UNREALIZED                   ESTIMATED
                                                          ADMITTED      ----------------------------------        FAIR
     2015                                                   VALUE             GAINS             LOSSES            VALUE
     -----------------------------------------------  ---------------   ----------------   ---------------   ---------------
     U.S. government bonds                            $       917,961   $         46,937   $         4,608   $       960,290
     All other government bonds                                26,448              2,774               328            28,894
     Special revenue and special assessment                   678,016             46,379             3,761           720,634
     Hybrid bonds                                              37,579              1,395             3,258            35,716
     Industrial and miscellaneous                           7,128,233            319,303           160,717         7,286,819
                                                      ---------------   ----------------   ---------------   ---------------
                                                      $     8,788,237   $        416,788   $       172,672   $     9,032,353
                                                      ===============   ================   ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                               LESS THAN                      12 MONTHS
                                               12 MONTHS                       OR MORE                          TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
     2016                                FAIR          UNREALIZED        FAIR          UNREALIZED        FAIR          UNREALIZED
     DESCRIPTION OF SECURITIES           VALUE           LOSSES          VALUE           LOSSES          VALUE           LOSSES
     ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
     U.S. government bonds           $     260,008   $       7,747   $          --   $          --   $     260,008   $       7,747
     Special revenue and assessment        112,411           4,607              --              --         112,411           4,607
     Hybrid bonds                              671              --          11,963           1,294          12,634           1,294
     Industrial and miscellaneous        1,912,220          63,262         224,726          15,095       2,136,946          78,357
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $   2,285,310   $      75,616   $     236,689   $      16,389   $   2,521,999   $      92,005
                                     =============   =============   =============   =============   =============   =============

                                               LESS THAN                      12 MONTHS
                                               12 MONTHS                       OR MORE                           TOTAL
                                     -----------------------------   -----------------------------   -----------------------------
     2015                                FAIR          UNREALIZED        FAIR          UNREALIZED        FAIR          UNREALIZED
     DESCRIPTION OF SECURITIES           VALUE           LOSSES          VALUE           LOSSES          VALUE           LOSSES
     ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
     U.S. government bonds           $     204,789   $       3,070   $      50,295   $       1,538   $     255,084   $       4,608
     All other government bonds              8,357             328              --              --           8,357             328
     Special revenue and assessment        132,272           3,761              --              --         132,272           3,761
     Hybrid bonds                           26,574           2,978           2,135             280          28,709           3,258
     Industrial and miscellaneous        2,393,476         114,698         236,190          46,019       2,629,666         160,717
                                     -------------   -------------   -------------   -------------   -------------   -------------
                                     $   2,765,468   $     124,835   $     288,620   $      47,837   $   3,054,088   $     172,672
                                     =============   =============   =============   =============   =============   =============

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $2,900 of bond impairments related to other-than-temporary declines in fair value in 2016. This amount was reported as a realized loss. The 2016 book value of the impaired bonds was $8,750 at the time of the write-down. There were no bond impairments related to other-than-temporary declines in fair value in 2015.

     The admitted value and estimated fair value of bonds at December 31, 2016, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

                                                                                                                  ESTIMATED
                                                                                                ADMITTED            FAIR
                                                                                                  VALUE             VALUE
                                                                                             ---------------   ---------------
     Due in one year or less                                                                 $       338,124   $       344,068
     Due after one year through five years                                                         1,880,956         1,977,532
     Due after five years through ten years                                                        2,721,785         2,805,774
     Due after ten years                                                                           2,542,308         2,667,891
                                                                                             ---------------   ---------------
                                                                                                   7,483,173         7,795,265
     Mortgage-backed securities                                                                    1,930,691         1,983,017
                                                                                             ---------------   ---------------
                                                                                             $     9,413,864   $     9,778,282
                                                                                             ===============   ===============

     Proceeds from sales of investments in bonds during 2016 were $356,289. Gross gains of $14,697 and gross losses of $9,562 were realized on those disposals. Proceeds from sales of investments in bonds during 2015 were $453,808. Gross gains of $4,014 and gross losses of $7,153 were realized on those disposals.

     Loan-backed securities owned at December 31, 2016 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

        The aggregate amount of unrealized losses:
                                                                                     Less than 12 Months       $        19,461
                                                                                     12 Months or Longer       $         1,630

        The aggregate related fair value of securities with unrealized losses:
                                                                                     Less than 12 Months       $       666,405
                                                                                     12 Months or Longer       $        52,843

     Total capital gains (losses) of $5,197 and ($3,249) before tax were transferred to IMR in 2016 and 2015, respectively.

     At December 31, 2016 and 2015, the common stock unrealized appreciation of $5,517 and $2,234, respectively, is comprised of $5,682 and $3,702 of unrealized gains and $165 and $1,468 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of $3,283 and ($1,303) in 2016 and 2015, respectively. In 2016 and 2015 the Company reported stock impairments related to other-than-temporary declines in market values of $483 and $264, respectively. The amount was reported as a realized loss. In 2016 and 2015, the book value of the impaired stock was $370 and $455, respectively, at the time of write-down.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Interest                                                                                $       525,200   $       513,713
     Dividends                                                                                         3,599             3,787
     Rents                                                                                            16,509            16,425
     Other                                                                                             6,206             3,785
                                                                                             ---------------   ---------------
        Gross investment income                                                                      551,514           537,710
     Less investment expenses                                                                         36,401            34,876
                                                                                             ---------------   ---------------
        Net investment income                                                                $       515,113   $       502,834
                                                                                             ===============   ===============

     There was no non-admitted accrued investment income at December 31, 2016 or 2015. Net investment income includes $2,240 and $2,462 of capitalized interest on bonds which is a non-cash transaction at December 31, 2016 and 2015, respectively.

     At December 31, 2016 and 2015, investments in bonds with an admitted asset value of $5,922 and $5,924, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $30,021 and $29,204 at December 31, 2016 and 2015, respectively. AUL had outstanding commitments on its other invested assets portfolio of $15,000 and $55,000 at December 31, 2016 and 2015, respectively.

     AUL held one structured note at December 31, 2015 with the following values. This is not a mortgage-referenced security.

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
        Actual cost                                                                          $            --   $         6,962
        Fair value                                                                                        --             6,970
        Book/adjusted carrying value                                                                      --             6,967

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                   VALUATION
                                                                                          NAIC                      METHOD,
                                                                 DATE OF                RESPONSE        NAIC      RESUBMISSION
                          GROSS      NONADMITTED    ADMITTED    FILING TO    TYPE OF    RECEIVED     VALUATION      REQUIRED
     DESCRIPTION          ASSET        AMOUNT        ASSET        NAIC       FILING       (Y/N)        AMOUNT        (Y/N)
     -----------------  ----------  -------------  ----------  -----------  ---------  -----------  ------------  ------------
     RMS                $       --  $          --  $       --   6/22/2016     Sub-2         Y                  0       N
     OAS                     1,991             --       1,991    6/8/2016     Sub-2         Y              1,607       N
     MRO-A                     189            189          --      N/A         N/A         N/A               N/A      N/A
                        ----------  -------------  ----------
                 Total  $    2,180  $         189  $    1,991
                        ==========  =============  ==========

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     No filing with the NAIC is required as MRO-A is not a stock investment.

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2016, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 27 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ----------------   ---------------   ---------------
     Apartments                                         $       321,042               18.4%  $       243,824              16.1%
     Industrial/warehouse                                       366,237               21.0%          345,189              22.8%
     Medical office                                              54,453                3.1%           47,072               3.1%
     Office                                                     194,574               11.2%          188,549              12.4%
     Retail                                                     757,739               43.4%          625,948              41.3%
     Other                                                       50,537                2.9%           66,180               4.4%
                                                        ---------------   ----------------   ---------------   ---------------
        Subtotal gross mortgage loans                         1,744,582              100.0%        1,516,762             100.0%
     Valuation allowance                                         (1,041)                              (1,010)
                                                        ---------------                      ---------------
     Balance, end of year                               $     1,743,541                      $     1,515,752
                                                        ===============                      ===============

     During 2016, the minimum and maximum lending rates for mortgage loans were
     2.9 percent and 5.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 64.6 percent. At December 31, 2016 and 2015, the Company held one mortgage with overdue interest. Interest due between 90 and 179 days was $0 and $7 at December 31, 2016 and 2015, respectively. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Allowance for losses, beginning of year                                                 $         1,010   $           850
     Addition to the allowance for losses                                                                296               160
     Reductions                                                                                         (265)               --
     Charge-offs, net of recoveries                                                                       --                --
                                                                                             ---------------   ---------------
     Allowance for losses, end of year                                                       $         1,041   $         1,010
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                            UNPAID                               UNPAID
                                                           PRINCIPAL          RELATED           PRINCIPAL          RELATED
                                                            BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
                                                        ---------------   ----------------   ---------------   ---------------
     Apartments                                         $       321,042   $             --   $       243,824   $            --
     Industrial/warehouse                                       366,237                 --           345,189              (265)
     Medical office                                              54,453                 --            47,072                --
     Office                                                     194,574                 --           188,549                --
     Retail                                                     757,739             (1,041)          625,948              (745)
     Other                                                       50,537                 --            66,180                --
                                                        ---------------   ----------------   ---------------   ---------------
     Balance, end of year                               $     1,744,582   $         (1,041)  $     1,516,762   $        (1,010)
                                                        ===============   ================   ===============   ===============

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     CM1 - highest quality                                                                   $     1,613,088   $     1,420,513
     CM2 - high quality                                                                              118,193            78,257
     CM3 - medium quality                                                                             11,427            16,029
     CM4 - low medium quality                                                                          1,778             1,844
     CM5 - low quality                                                                                    --                --
                                                                                             ---------------   ---------------
        Subtotal - CM category                                                                     1,744,486         1,516,643
     Residential - not categorized                                                                        96               119
     Valuation adjustment                                                                             (1,041)           (1,010)
                                                                                             ---------------   ---------------
        Total                                                                                $     1,743,541   $     1,515,752
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, toss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2016 or 2015.

     The Company did not restructure any mortgage loans in 2016 or 2015.

     AUL had outstanding mortgage loan commitments of approximately $112,700 and $118,025 at December 31, 2016 and 2015, respectively.

     DERIVATIVES

     The Company uses derivatives, including option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     As of December 31, 2016, the Company has discontinued the use of swaptions which had been purchased as an economic hedge to protect against significant interest rate increases which could result in realized capital losses. In 2014, the Company entered into an OTC put option transaction as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities, which expired in 2015.

     As of December 31, 2016, the fair value of derivative assets and liabilities were $18,154 and $10,976, respectively. As of December 31, 2015, the fair value of derivative assets and liabilities were $5,563 and $2,724, respectively. The change in fair value resulted in an unrealized loss of $2,191 and $2,825 as of December 31, 2016 and 2015, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2016.

     The Company received collateral from OTC counterparties in the amount of $7,480 and $2,950 at December 31, 2016 and 2015, respectively, and the Company delivered no collateral at December 31, 2016 or 2015. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                      2016                                 2015
                                                        ----------------------------------   ---------------------------------
                                                           NOTIONAL          FAIR MARKET         NOTIONAL        FAIR MARKET
                                                        ---------------   ----------------   ---------------   ---------------
         Purchased S&P 500 Call Options                 $       232,400   $         18,154    $      167,400   $         5,563
         Written S&P 500 Call Options                           206,900            (10,976)          142,500            (2,724)
         Swaptions                                                   --                              650,000                --
                                                                          ----------------                     ---------------
         Net Fair Market Value                                            $          7,178                     $         2,839
                                                                          ================                     ===============

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:


                                                                                                                    GROSS
                                                                                                                ADMITTED AND
                                                              TOTAL GENERAL ACCOUNT                              NONADMITTED
                                                        ----------------------------------       CHANGE         RESTRICTED TO
     RESTRICTED ASSET CATEGORY                               2016               2015          BETWEEN YEARS         TOTAL
     -------------------------------------------------  ---------------   ----------------   ---------------   ---------------
     Letter stock or securities restricted as to sale   $        50,538   $         47,385   $         3,153                 0%
     On deposit with states                                       5,922              5,924                (2)                0%
     Bonds held for the Federal Home Loan Bank of
       Indianapolis collateral                                  378,722            480,277          (101,555)                2%
     Bonds held for assumed reinsurance                         195,272            208,752           (13,480)                1%
     Mortgage loans held for the Federal Home Loan
       Bank of Indianapolis collateral                        1,420,046          1,106,655           313,391                 6%
                                                        ---------------   ----------------   ---------------   ---------------
     Total Restricted Assets                            $     2,050,500   $      1,848,993   $       201,507                 8%
                                                        ===============   ================   ===============   ===============

5.  REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,499 and $1,230 for investment properties and $114,587 and $110,520 for the home office at December 31, 2016 and 2015, respectively. Depreciation expense on real estate amounted to $4,788 and $4,208 in 2016 and 2015, respectively.

     Income from real estate for 2016 and 2015 includes $5,784 and $4,735, respectively.

     The Company reported no real estate acquired in satisfaction of debt in either 2016 or 2015.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $988,729 and $817,965 as of December 31, 2016 and

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     2015, respectively. The amount of the related reserve was $6,832 and $5,576 as of December 31, 2016 and 2015, respectively.

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

     These reserves consisted of the following at December 31:

                                                                                                   2016             2015
                                                                                             ---------------   ---------------
     Life and accident and health reserves
        Individual, group and credit life policies                                           $     2,765,286   $     2,634,497
        Annuities and deposit administration funds                                                 7,492,213         6,894,112
        Accident and health and other reserves                                                     1,407,971         1,365,770
     Less reinsurance ceded                                                                       (2,167,948)       (2,117,857)
                                                                                             ---------------   ---------------
                                                                                             $     9,497,522   $     8,776,522
                                                                                             ===============   ===============

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                              2016                            2015
                                                                 ------------------------------  -----------------------------
                                                                    AMOUNT        % OF TOTAL        AMOUNT        % OF TOTAL
                                                                 --------------  --------------  -------------   -------------
     Subject to discretionary withdrawal
        With market value adjustment                             $    2,482,086            11.6% $   2,343,170            11.6%
        At book value less surrender charges                            457,402             2.1%       405,126             2.0%
        At market value                                              12,724,285            59.3%    12,175,136            60.1%
                                                                 --------------  --------------  -------------   -------------
                                                                     15,663,773            73.0%    14,923,432            73.7%
     Subject to discretionary withdrawal without adjustment
        At book value without adjustment                              3,391,626            15.8%     3,331,929            16.4%
     Not subject to discretionary withdrawal                          2,393,169            11.2%     2,013,126             9.9%
                                                                 --------------  --------------  -------------   -------------

                                                                 $   21,448,568           100.0% $  20,268,487           100.0%
     Less reinsurance ceded                                                  --                             --
                                                                 --------------                  -------------

                                                                 $   21,448,568                  $  20,268,487
                                                                 ==============                  =============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                     2016                                 2015
                                                       ----------------------------------   ----------------------------------
                                                            GROSS         NET OF LOADING          GROSS        NET OF LOADING
                                                       ---------------   ----------------   ---------------   ----------------
     TYPE OF BUSINESS
        Ordinary new business                          $         7,992   $          3,390   $         5,947   $          3,025
        Ordinary renewal                                        46,952             52,960            43,940             49,189
        Group life                                                 (21)               (21)              238                238
                                                       ---------------   ----------------   ---------------   ----------------
                                                       $        54,923   $         56,329   $        50,125   $         52,452
                                                       ===============   ================   ===============   ================

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $9,060 and $10,116 at December 31, 2016, and 2015, respectively. This represented 5.4 percent and
     6.5 percent of the total net premiums written for group life and health in 2016 and 2015, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                                   2016              2015
                                                                                             ---------------   ---------------
     PRODUCT
        Life insurance                                                                       $       125,229   $       128,108
        Individual annuities                                                                         587,775           636,415
        Group annuities                                                                           12,144,572        11,548,014
                                                                                             ---------------   ---------------
          Total                                                                              $    12,857,576   $    12,312,537
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Transfers as reported in the statements of operations of the separate accounts:
        Transfers to separate accounts                                                       $      2,226,794  $      2,169,558
        Transfers from separate accounts                                                            2,570,641         2,513,192
                                                                                             ----------------  ----------------
          Net separate account transfers as reported in the statements of operations         $       (343,847) $       (343,634)
                                                                                             ================  ================

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Premiums, considerations or deposits                                                    $      2,226,794  $      2,169,558
                                                                                             ----------------  ----------------
     Reserves at December 31
        For accounts with assets at
          Market value                                                                       $     12,849,334  $     12,302,474
          Amortized cost                                                                                   --                --
                                                                                             ----------------  ----------------
             Total reserves                                                                  $     12,849,334  $     12,302,474
                                                                                             ----------------  ----------------
     By withdrawal characteristics
        Subject to discretionary withdrawal                                                  $             --  $             --
          With market value adjustment                                                                     --                --
          At book value without market value adjustment and with current surrender
            charge of 5% or more                                                                           --                --
          At market value                                                                          12,849,316        12,302,457
          At book value without market value adjustment and with current surrender
            charge of less than 5%                                                                         --                --
                                                                                             ----------------  ----------------
                                                                                                   12,849,316        12,302,457
        Not subject to discretionary withdrawal                                                            18                17
                                                                                             ----------------  ----------------
             Total                                                                           $     12,849,334  $     12,302,474
                                                                                             ================  ================

9.  EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                    OVERFUNDED                           UNDERFUNDED
                                                         ----------------------------------  ----------------------------------
                                                               2016              2015              2016              2015
                                                         ----------------  ----------------  ----------------  ----------------
     CHANGE IN BENEFIT OBLIGATION
        Postretirement benefits
          Benefit obligation at beginning of year        $             --  $             --  $         59,404  $         57,373
          Service cost                                                 --                --             1,162             1,118
          Interest cost                                                --                --             2,514             2,461
          Contribution by plan participants                            --                --             1,446             1,367
          Actuarial loss                                               --                --             1,471             1,575
          Benefits paid                                                --                --            (4,556)           (4,490)
          Plan amendments                                              --                --               521                --
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                      --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
               Benefit obligation at end of year         $             --  $             --  $         61,962  $         59,404
                                                         ================  ================  ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

                                                                                                  POSTRETIREMENT BENEFITS
                                                                                             ----------------------------------
                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of year                                       $             --  $             --
        Actual return on plan assets                                                                       --                --
        Employer contribution                                                                           3,111             3,123
        Plan participants' contributions                                                                1,446             1,367
        Benefits paid                                                                                  (4,557)           (4,490)
        Transfer to parent                                                                                 --                --
                                                                                             ----------------  ----------------
             Fair value of plan assets at end of year                                        $             --  $             --
                                                                                             ================  ================
     FUNDED STATUS
        Overfunded
          Asset (nonadmitted)
             Prepaid benefit costs                                                           $             --  $             --
             Overfunded plan assets                                                                        --                --
             Total assets (nonadmitted)                                                      $             --  $             --
        Underfunded
          Liabilities recognized
             Accrued benefit costs                                                           $         50,719  $         49,312
             Liability for pension benefits                                                            11,322            10,092
             Total liabilities recognized                                                    $         62,041  $         59,404
          Unrecognized liabilities                                                           $             --  $             --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                                                         $          1,162  $          1,118
        Interest cost                                                                                   2,514             2,461
        Expected return on plan assets                                                                     --                --
        Transition asset or obligation                                                                     --                --
        (Gains) and losses                                                                                563               844
        Prior service cost or credit                                                                      377               377
        Gain or loss recognized due to a settlement or curtailment                                         --                --
                                                                                             ----------------  ----------------
             Total net periodic benefit cost                                                 $          4,616  $          4,800
                                                                                             ================  ================

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Items not yet recognized as a component of net periodic cost - prior year            $         (7,736) $         (8,430)
        Net transition asset or obligation recognized                                                      --                --
        Net prior service cost or credit arising during the period                                         --                --
        Net prior service cost or credit recognized                                                       377               377
        Net gain and loss arising during the period                                                      (921)             (527)
        Net gain and loss recognized or transferred to parent                                             563               844
        Items not yet recognized as a component of net periodic cost - current year          $         (7,717) $         (7,736)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE NEXT FISCAL YEAR AS COMPONENTS OF NET PERIOD
        Net transition asset or obligation                                                   $             --  $             --
        Net prior service cost or credit                                                                 (433)             (377)
        Net recognized gains and (losses)                                                                (415)            1,077

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation                                                   $             --  $             --
        Net prior service cost or credit                                                               (1,223)           (1,600)
        Net recognized gains and (losses)                                                              (6,494)           (6,136)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                                        OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                   2016              2015
                                                                                             ---------------   ---------------

         Discount rate                                                                                  4.32%             4.20%
         Rate of compensation increase                                                                  6.00%             6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                                        OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2016              2015
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.05%**           4.32%*
         Rate of compensation increase                                                                  6.00%             6.00%

----------
         *THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.33% AND $4.30% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.
         **THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.06% AND $4.00% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     As of December 31, 2016, the Company changed the method used to measure service and interest cost for other benefits. Previously the Company measured service and interest costs using a single weighted-average discount rate derived from the yield curve used to measure the plan obligations. Beginning December 31, 2016, we elected to measure service and interest costs by applying the specific spot rate along that yield curve to the plans' expected liability cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between benefit cash flows and the corresponding spot yield curve rates. This changes does not impact the measurement of the plan obligations. The Company has accounted for this change as a change in estimate and accounted for it on a prospective basis.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2016 rate of 6.25% until the ultimate rate of 5.00% is reached in 2022.

     The Company expects to contribute $3,731 to its other postretirement benefit plans in 2017.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $9,174 and $12,304 for 2016 and 2015, respectively. The Company has no legal obligation for benefits under this plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                                   BENEFITS
                                                                                                               ----------------
       2017                                                                                                    $          3,731
       2018                                                                                                               3,690
       2019                                                                                                               3,665
       2020                                                                                                               3,667
       2021                                                                                                               3,712
       Years 2022-2026                                                                                                   19,591

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,609 and $3,023 for 2016 and 2015, respectively. As of December 31, 2016, the fair value of the plan assets was $282,637.

     The Company sponsors a profit sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to add a 401(k) deferral feature, as well as a discretionary match. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan's nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company's contribution for the 2016 plan year is expected to be approximately $400 and will be deposited in the 1st quarter of 2017. The Company's contribution for the 2015 plan year was $613. As of December 31, 2016, the fair value of the plan assets was $26,357.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $8,329 and $6,374 for 2016 and 2015, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                                  2016
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       178,038    $         3,080   $       181,118
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            178,038              3,080           181,118
     Deferred tax asset nonadmitted                                               (74,788)                --           (74,788)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                     103,250              3,080           106,330
     Deferred tax liabilities                                                     (41,398)            (4,926)          (46,324)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        61,852    $        (1,846)  $        60,006
                                                                          ===============    ===============   ===============

        Increase in nonadmitted tax asset                                                                      $        (6,150)

                                                                                                  2015
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       167,264    $         5,422   $       172,686
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            167,264              5,422           172,686
     Deferred tax asset nonadmitted                                               (68,638)                --           (68,638)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      98,626              5,422           104,048
     Deferred tax liabilities                                                     (40,968)            (7,348)          (48,316)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        57,658    $        (1,926)  $        55,732
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                         2016                                         2015
                                     --------------------------------------------  --------------------------------------------
                                        ORDINARY       CAPITAL          TOTAL         ORDINARY        CAPITAL         TOTAL
                                     -------------  -------------  --------------  -------------  --------------  -------------
     Admission calculation
        components: SSAP 101
        (Paragraph 11)
     (a) Federal income taxes paid
        in prior years recoverable
        through loss carrybacks             49,433          1,506          50,939  $      51,904  $        1,418  $      53,322
     (b) Adjusted gross deferred
        tax assets expected to be
        realized after the
        application of the
        threshold limitation                 9,067             --           9,067          2,410              --          2,410
     (i) Adjusted gross deferred
        tax assets expected to be
        realized following the
        balance sheet date                   9,067             --           9,067          2,410              --          2,410
     (ii)Adjusted gross deferred
        tax assets allowed per
        limitation                              --             --         134,570             --              --        129,197
     (c) Adjusted gross deferred
        tax assets (excluding the
        amount of deferred tax
        assets from (a) and
        (b) above offset by gross
        deferred tax liabilities            44,750          1,574          46,324         44,312           4,004         48,316

     Deferred tax assets admitted
        as the result of the
        application of SSAP No. 101
        (a+b+c)                      $     103,250  $       3,080  $      106,330  $      98,626  $        5,422  $     104,048

     Ratio percentage used to
        determine recovery period
        and threshold                                                         845%                                          852%

     Amount of adjusted capital and
        surplus used to determine
        recovery period and
        threshold amount                                           $    1,002,323                                 $    956,830

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

                                                 2016                           2015                         CHANGE
                                     ----------------------------  -----------------------------  -----------------------------
                                        ORDINARY        CAPITAL        ORDINARY        CAPITAL       ORDINARY        CAPITAL
                                     -------------  -------------  --------------  -------------  --------------  -------------
     Adjusted gross DTAs             $     178,038  $       3,080  $      167,264  $       5,422  $       10,774  $      (2,342)
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies             0.0%           0.0%            0.0%           0.0%            0.0%           0.0%
     Net admitted adjusted gross
        DTAs                               103,250          3,080          98,626          5,422           4,624         (2,342)
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                             1.5%           0.0%            0.8%           0.0%            0.7%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in non-admitted assets reported as a component of the Change in non-admitted Assets) at December 31:

                                                                                2016               2015             CHANGE
                                                                          ----------------   ----------------  ----------------
     Gross deferred tax assets                                            $        181,118   $        172,686  $          8,432
     Deferred tax liabilities                                                      (46,324)           (48,316)            1,992
                                                                          ----------------   ----------------  ----------------
        Net deferred tax asset                                                     134,794            124,370            10,424
     Tax effect of unrealized gains                                                 (5,329)            (6,006)              677
                                                                          ----------------   ----------------  ----------------
     Net deferred income tax asset, excluding unrealized gains            $        140,123   $        130,376  $          9,747
                                                                          ================   ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     DEFERRED TAX ASSETS
        Discounting of unpaid losses                                                         $             51  $             58
        Policyholder reserves                                                                          75,788            70,503
        Deferred acquisition costs                                                                     31,667            29,794
        Policyholder dividend accrual                                                                   4,658             5,088
        Fixed and amortizable assets                                                                   12,622            13,525
        Compensation and benefits accrual                                                              31,493            30,795
        Receivables nonadmitted                                                                         7,041             6,054
        Other                                                                                          14,718            11,447
                                                                                             ----------------  ----------------
             Ordinary deferred tax assets                                                             178,038           167,264
             Nonadmitted deferred tax assets                                                          (74,788)          (68,638)
                                                                                             ----------------  ----------------
             Admitted ordinary deferred tax assets                                           $        103,250  $         98,626
        Capital
          Investments                                                                                   3,080             5,422
          Nonadmitted                                                                                      --                --
                                                                                             ----------------  ----------------
             Admitted deferred tax assets                                                    $        106,330  $        104,048
     DEFERRED TAX LIABILITIES
        Investments                                                                          $         10,454  $         10,662
        Fixed assets                                                                                    8,578             8,398
        Deferred and uncollected premium                                                               19,217            17,448
        Policyholder reserves                                                                             581               774
        Other                                                                                           2,568             3,686
                                                                                             ----------------  ----------------
             Ordinary deferred tax liabilities                                                         41,398            40,968
        Capital - investments                                                                           4,926             7,348
                                                                                             ----------------  ----------------
             Deferred tax liabilities                                                                  46,324            48,316
                                                                                             ----------------  ----------------
             Net admitted deferred tax asset                                                 $         60,006  $         55,732
                                                                                             ================  ================

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                                   2016              2015
                                                                                             ----------------  ----------------
     Tax expense at the federal statutory rate of 35%                                        $         27,559  $         12,474
     Tax preferenced investment income                                                                 (8,764)           (9,501)
     Nondeductible expenses                                                                               818               758
     Change in interest maintenance reserve                                                            (1,972)           (1,896)
     Change in nonadmitted assets                                                                      (1,128)           (2,298)
     Elimination of statutory ceding commission amortization and capitalization                        (1,218)           (1,260)
     Provision to return adjustment                                                                                         225
     Change in pension liability                                                                         (447)               --
     Other                                                                                             (1,356)              743
                                                                                             ----------------  ----------------
                                                                                             $         13,492  $           (755)
                                                                                             ================  ================
     Federal and foreign income taxes incurred                                               $         23,239  $         24,496
     Change in net deferred income taxes                                                               (9,747)          (25,251)
                                                                                             ----------------  ----------------
          Total statutory income tax                                                         $         13,492  $           (755)
                                                                                             ================  ================
     Federal income tax-operating                                                            $         20,602  $         26,896
     Federal income tax-capital gains (losses)                                                          2,637            (2,400)
                                                                                             ----------------  ----------------
          Federal income tax incurred                                                        $         23,239  $         24,496
                                                                                             ================  ================

     The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2016                                                                                                      $         24,481
     2015                                                                                                      $         17,238
     2014                                                                                                      $         19,171

     A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                                                                  2016              2015
                                                                                             ----------------  ----------------
     Beginning of the year balance                                                           $          5,097  $          4,014
        Additions based on tax positions related to the current year                                      582             1,391
        Additions based on tax positions related to prior years                                            --                96
        Decrease based on tax poisitions related to current year                                         (596)               --
        Decrease for settlements                                                                       (3,693)             (404)
                                                                                             ----------------  ----------------
     End of the year balance                                                                 $          1,390  $          5,097
                                                                                             ================  ================

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. During 2016, the Internal Revenue Service examined the consolidated federal income tax returns for 2011 through 2014. As part of such examination, settlement was reached with respect to the Company's uncertain tax position reported in those years of $3,693. Calendar years 2015 and 2016 remain open to examination by the Internal Revenue Service.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2016 and 2015, life reinsurance assumed was approximately 47 percent and 51 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 28 percent and 30 percent of gross life insurance premium income in 2016 and 2015, respectively. Premiums on accident and health reinsurance assumed were approximately 35 percent and 39 percent of gross accident and health premium income in 2016 and 2015, respectively.

     In 2014, the Company began ceding that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                                                  2016              2015
                                                                                             ----------------  ----------------
     Reinsurance ceded on ordinary life in force                                             $     80,882,919   $    84,232,747
     Reinsurance ceded on group and credit life in force                                            3,362,960         3,923,233
     Life reinsurance premiums ceded                                                                  192,500           190,201
     Accident and health reinsurance premiums ceded                                                    78,384            78,168
     Reinsurance recoveries                                                                           320,969           317,401

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2016 and 2015 by $2,167,948 and $2,117,857, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2016 and 2015 by $87,984 and $100,576, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 93 percent of AUL's December 31, 2016 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2016, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2016 or 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The Company did not commute any material ceded reinsurance in 2016 or 2015.

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2016 and 2015 was $216,044 and $234,947, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2016, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

     During the third quarter of 2016, the Company received a settlement from a service provider which resulted in a gain of $21,717 which has been reported as other income in the statements of operations.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 were approved and paid in 2016 and 2015. Total interest paid inception to date is $119,867.

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2016 and 2015 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $95,545 in 2017.

     The Company paid no dividends in 2016. AUL paid a $100,000 ordinary dividend to its sole shareholder, OneAmerica, in 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2016 is as follows:

     Nonadmitted asset values                                                                                   $      (129,501)
     Asset valuation reserve                                                                                    $       (86,391)
     Net unrealized loss                                                                                        $       (15,144)
     Reinsurance recoverables from unauthorized companies                                                       $          (121)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2016.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2016 and 2015, the carrying value of the FHLBI Class B common stock was $50,538 and $47,385, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,069,064 and $1,035,120 as of December 31, 2016 and 2015, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,070,094 and $1,036,111 at December 31, 2016 and 2015, respectively. Interest paid was $22,906 and $22,578 in 2016 and 2015, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,782,023 and $1,635,118 at December 31, 2016 and 2015, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $1,798,768.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $13,330 at December 31, 2016.

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 -- Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 -- Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 -- Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The table below presents the balances of assets measured at fair value as of December 31:

                                                        QUOTED PRICES IN    SIGNIFICANT       SIGNIFICANT          TOTAL
                                                         ACTIVE MARKETS      OBSERVABLE       UNOBSERVABLE          FAIR
     2016                                                   LEVEL 1           LEVEL 2           LEVEL 3            VALUE
     -------------------------------------------------  ----------------  ----------------  ----------------  ----------------
     ASSETS
        Common stocks
          Industrial & misc                             $         11,078  $             --  $         52,939  $         64,017
          Mutual funds                                            29,952                --                --            29,952
                                                        ----------------  ----------------  ----------------  ----------------
             Total common stocks                                  41,030                --            52,939            93,969
        Derivatives                                                   --            18,154                --            18,154
        Separate account assets *                             12,857,576                --                --        12,857,576
                                                        ----------------  ----------------  ----------------  ----------------
             Total Assets                               $     12,898,606  $         18,154  $         52,939  $     12,969,699
                                                        ================  ================  ================  ================
     LIABILITIES
        Derivatives                                     $             --  $         10,976  $             --  $         10,976

                                                        QUOTED PRICES IN    SIGNIFICANT       SIGNIFICANT          TOTAL
                                                         ACTIVE MARKETS      OBSERVABLE       UNOBSERVABLE          FAIR
     2015                                                   LEVEL 1           LEVEL 2           LEVEL 3            VALUE
     -------------------------------------------------  ----------------  ----------------  ----------------  ----------------
     ASSETS
        Common stocks
          Industrial & misc                             $         16,990  $             --  $         48,090  $         65,080
          Mutual funds                                            20,852                --                --            20,852
                                                        ----------------  ----------------  ----------------  ----------------
             Total common stocks                                  37,842                --            48,090            85,932
        Derivatives                                                   --             5,563                --             5,563
        Separate account assets *                             12,312,537                --                --        12,312,537
                                                        ----------------  ----------------  ----------------  ----------------
             Total Assets                               $     12,350,379  $          5,563  $         48,090  $     12,404,032
                                                        ================  ================  ================  ================
     LIABILITIES
        Derivatives                                     $             --  $          2,724  $             --  $          2,724

--------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                               COMMON STOCKS
                                                                                                             INDUSTRIAL & MISC
                                                                                                            ------------------
     BEGINNING BALANCE AT DECEMBER 31, 2014                                                                 $           46,035
        Transfer into level 3                                                                                               --
        Transfer out of level 3                                                                                             --
        Total gains included in net income                                                                                  --
        Total gains included in surplus                                                                                     53
        Purchases                                                                                                        2,650
        Issuances                                                                                                           --
        Sales                                                                                                             (648)
        Settlements                                                                                                         --
                                                                                                            ------------------
     ENDING BALANCE AT DECEMBER 31, 2015                                                                    $           48,090
        Transfer into level 3                                                                                               --
        Transfer out of level 3                                                                                             --
        Total gains included in net income                                                                                  --
        Total gains included in surplus                                                                                    340
        Purchases                                                                                                        4,509
        Issuances                                                                                                           --
        Sales                                                                                                               --
        Settlements                                                                                                         --
                                                                                                            ------------------
     ENDING BALANCE AT DECEMBER 31, 2016                                                                    $           52,939
                                                                                                            ==================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

     for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                        2016
                                     -----------------------------------------------------------------------------  NOT PRACTICABLE
                                          FAIR          ADMITTED                                                       CARRYING
                                          VALUE          VALUE          LEVEL 1         LEVEL 2        LEVEL 3           VALUE
                                     --------------  -------------  --------------  --------------  --------------  ---------------
     Assets
        Bonds                        $    9,770,332  $   9,405,914  $      101,083  $    9,511,201  $      158,048  $            --
        Preferred stocks                      7,522          7,533              --           7,522              --               --
        Common stocks                        93,970         93,969          41,031              --          52,939               --
        Mortgage loans                    1,704,771      1,743,541              --              --       1,704,771               --
        Contract loans                           --        311,943              --              --              --          311,943
        Derivatives                          18,154         18,154              --          18,154              --               --
        Other invested assets                83,808         81,281              --          28,553          55,255               --
        Short-term investments                7,936          7,950                           7,244             692               --
        Corporate owned life
          insurance                          82,425         82,425              --          82,425              --               --
        Employee and agent trust              3,621          3,621              --           3,621              --               --
        Separate account assets          12,857,576     12,857,576      12,857,576              --              --               --
     Liabilities
        Derivatives                          10,976         10,976              --          10,976              --               --
        Funding agreements                1,068,451      1,070,094              --              --       1,068,451               --

                                                                        2015
                                     -----------------------------------------------------------------------------  NOT PRACTICABLE
                                          FAIR          ADMITTED                                                       CARRYING
                                          VALUE          VALUE          LEVEL 1         LEVEL 2        LEVEL 3           VALUE
                                     --------------  -------------  --------------  --------------  --------------  ---------------
     Assets
        Bonds                        $    9,032,353  $   8,788,576  $      137,776  $    8,788,576  $      106,001  $            --
        Preferred stocks                      9,625          9,533              --           9,625              --               --
        Common stocks                        85,931         85,932          37,842              --          48,089               --
        Mortgage loans                    1,538,788      1,515,752              --              --       1,538,788               --
        Contract loans                           --        283,709              --              --              --          283,709
        Derivatives                           5,563          5,563              --           5,563              --               --
        Other invested assets                78,327         77,761              --           4,532          73,795               --
        Short-term investments              137,003        137,003         137,000              --               3               --
        Corporate owned life
          insurance                          63,505         63,505              --          63,505              --               --
        Employee and agent trust              5,152          5,152              --           5,152              --               --
        Separate account assets          12,312,537     12,312,537      12,312,537              --              --               --
     Liabilities
        Derivatives                           2,724          2,724              --           2,724              --               --
        Funding agreements                1,046,226      1,036,111              --              --       1,046,226               --

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2016 AND 2015
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events through March 24, 2017, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                                            $         31,376
   Other bonds (unaffiliated)                                                                                           398,834
   Preferred stocks (unaffiliated)                                                                                          484
   Common stocks (unaffiliated)                                                                                           3,115
   Mortgage loans                                                                                                        78,569
   Real estate                                                                                                           16,509
   Premium notes, policy loans and liens                                                                                 16,158
   Cash/short-term investments                                                                                              263
   Other invested assets                                                                                                  5,932
   Aggregate write-ins for investment income                                                                                274
                                                                                                               ----------------
     Gross investment income                                                                                   $        551,514
                                                                                                               ================
Real estate owned--book value less encumbrances                                                                $         84,799
Mortgage loans--book value
   Residential mortgages                                                                                       $             97
   Commercial mortgages                                                                                               1,743,444
                                                                                                               ----------------
        Total mortgage loans                                                                                   $      1,743,541
                                                                                                               ================
Mortgage loans by standing--book value
   Good standing                                                                                               $      1,742,529
   Good standing with restructured terms                                                                                  1,012
   Interest overdue more than three months, not in foreclosure
   Foreclosure in process                                                                                                    --
                                                                                                               ----------------
        Total mortgage loans                                                                                   $      1,743,541
                                                                                                               ================
Other long-term assets--statement value                                                                        $        100,838
Common stock of parent, subsidiary, and affiliates--book value                                                 $          1,991
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                                               $        535,702
     Over 1 year through 5 years                                                                                      2,398,436
     Over 5 years through 10 years                                                                                    3,265,314
     Over 10 years through 20 years                                                                                   1,601,469
     Over 20 years                                                                                                    1,612,943
                                                                                                               ----------------
        Total by maturity                                                                                      $      9,413,864
                                                                                                               ================
   Bonds by class--statement value
     Class 1                                                                                                   $      5,392,488
     Class 2                                                                                                          3,689,633
     Class 3                                                                                                            283,017
     Class 4                                                                                                             41,122
     Class 5                                                                                                              7,604
     Class 6                                                                                                                 --
                                                                                                               ----------------
          Total by class                                                                                       $      9,413,864
                                                                                                               ================
   Total bonds publicly traded                                                                                 $      6,362,521
   Total bonds privately placed                                                                                $      3,051,343

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                                              $          7,533
Common stocks--market value                                                                                    $         95,960
Short-term investments--book value                                                                             $          7,950
Derivatives - statement value, net                                                                             $          7,178
Cash (overdraft) on deposit                                                                                    $        (49,517)
Life insurance in force, net of reinsurance
   Ordinary                                                                                                    $     11,063,860
   Credit life                                                                                                 $             --
   Group life                                                                                                  $     37,678,900
Amount of accidental death insurance in force under ordinary policies                                          $         35,627
Life insurance policies with disability provisions in force
   Ordinary                                                                                                    $          9,105
   Group life                                                                                                  $         32,014
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                                         $         27,725
     Income payable                                                                                            $            285
   Ordinary--involving life contingencies
     Income payable                                                                                            $            227
   Group--not involving life contingencies
     Amount on deposit                                                                                         $             95
Annuities
   Ordinary
     Immediate--amount of income payable                                                                       $         24,913
     Deferred--fully paid account balance                                                                      $             14
     Deferred--not fully paid account balance                                                                  $      1,093,213
   Group
     Amount of income payable                                                                                  $         70,905
     Fully paid account balance                                                                                $        467,746
     Not fully paid account balance                                                                            $      5,223,273
Accident and health insurance--premiums in force
   Ordinary                                                                                                    $         53,878
   Group                                                                                                       $        102,388
   Credit                                                                                                      $            210

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)


Deposit funds and dividend accumulations
   Deposit funds--account balance                                                                              $          6,282
   Dividend accumulations--account balance                                                                     $         46,218
Claim payments (by accident year)
   Group accident and health
     2016                                                                                                      $         22,321
     2015                                                                                                      $          9,770
     2014                                                                                                      $          2,665
     2013                                                                                                      $          1,208
     2012                                                                                                      $            680
     Prior                                                                                                     $         14,781
   Other accident and health
     2016                                                                                                      $             --
     2015                                                                                                      $             --
     2014                                                                                                      $             --
     2013                                                                                                      $             --
     2012                                                                                                      $             --
     Prior                                                                                                     $             --
 Other coverages that use developmental methods to calculate claims reserves
     2016                                                                                                      $             --
     2015                                                                                                      $             --
     2014                                                                                                      $             --
     2013                                                                                                      $             --
     2012                                                                                                      $             --
     Prior                                                                                                     $             --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2016 Annual Statement are $11,709,149.

                                                                                                ADMITTED ASSETS AS REPORTED
                                                            GROSS INVESTMENT HOLDINGS             IN THE ANNUAL STATEMENT
                                                        ----------------------------------   ----------------------------------
                                                            AMOUNT          PERCENTAGE           AMOUNT          PERCENTAGE
                                                        ----------------  ----------------   ----------------  ----------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities                               $        100,440              0.86%  $        100,440              0.86%
   U.S. Government agency and corporate obligations
     (excluding mortgage-backed securities)
     Issued by US Government agencies                             14,883              0.13%            14,883              0.13%
     Issued by US Government-sponsored agencies                       --                --                 --                --
   Foreign government (including Canada, excluding
     mortgage-backed securities)                                  15,298              0.13%            15,298              0.13%
   Securities issued by states, territories, and
     possessions and political subdivisions in the US
     State and territory and possession general
        obligations                                               10,088              0.09%            10,088              0.09%
     Political subdivisions of states, territories and
        possessions political subdivisions general
        obligations                                                2,316              0.02%             2,316              0.02%
     Revenue and assessment obligations                          170,011              1.45%           170,011              1.45%
     Industrial development bonds and similar
        obligations                                                5,784              0.05%             5,784              0.05%
   Mortgage-backed securities (including residential
     and commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                                         4,236              0.04%             4,236              0.04%
        Issued by FNMA and FHLMC                                   8,365              0.07%             8,365              0.07%
        Other pass-through securities                            146,750              1.25%           146,750              1.25%
     CMOs and REMICs
        Issued by FNMA, FHLMC or GNMA                          1,228,263             10.49%         1,228,263             10.49%
        Privately issued and collateralized by MBS
          issued or guaranteed by GNMA, FNMA, or
          FHLMC                                                   11,725              0.10%            11,725              0.10%
        All other privately issued                               358,577              3.06%           358,577              3.06%
OTHER DEBT AND OTHER FIXED INCOME SECURITIES
   (EXCLUDING SHORT TERM)
   Unaffiliated domestic securities (includes credit
     tenant loans rated by the SVO)                            5,867,674             50.11%         5,867,674             50.11%
   Unaffiliated foreign securities                             1,461,504             12.48%         1,461,504             12.48%
   Affiliated securities                                              --                --                 --                --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

                                                                                                ADMITTED ASSETS AS REPORTED
                                                            GROSS INVESTMENT HOLDINGS             IN THE ANNUAL STATEMENT
                                                        ----------------------------------   ----------------------------------
                                                            AMOUNT          PERCENTAGE           AMOUNT          PERCENTAGE
                                                        ----------------  ----------------   ----------------  ----------------
EQUITY INTEREST
   Investments in mutual funds                                    29,952              0.26%            29,952              0.26%
   Preferred stocks
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                  7,533              0.06%             7,533              0.06%
   Publicly traded equity securities (excluding
     preferred stocks)
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                 11,079              0.09%            11,079              0.09%
   Other equity securities
     Affiliated                                                    1,991              0.02%             1,991              0.02%
     Unaffiliated                                                 52,938              0.45%            52,938              0.45%
   Other equity interests including tangible personal
     property under leases
     Affiliated                                                       --                --                 --                --
     Unaffiliated                                                     --                --                 --                --
MORTGAGE LOANS
   Construction and land development                                  --                --                 --                --
   Agricultural                                                       --                --                 --                --
   Single family residential properties                               97              0.00%                97              0.00%
   Multifamily residential properties                                 --                --                 --                --
   Commercial loans                                            1,743,444             14.89%         1,743,444             14.89%
REAL ESTATE INVESTMENTS
   Property occupied by the company                               69,150              0.59%            69,150              0.59%
   Property held for the production of income                     15,649              0.13%            15,649              0.13%
   Property held for sale                                             --                --                 --                --
Contract Loans                                                   311,943              2.66%           311,943              2.66%
Derivatives                                                       18,154              0.16%            18,154              0.16%
Receivables for securities                                         1,403              0.01%             1,403              0.01%
Cash and short-term investments                                  (41,567)            -0.35%           (41,567)            -0.36%
Other invested assets                                             81,469              0.70%            81,281              0.69%
                                                        ----------------  ----------------   ----------------  ----------------
     TOTAL INVESTED ASSETS                              $     11,709,149            100.00%  $     11,708,961            100.00%
                                                        ================  ================   ================  ================

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $12,074,253

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                            PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                       AMOUNT         ADMITTED ASSETS
     -----------------------------------------------------------------------------------  ----------------  -------------------
     2.01  AMERICAN WATER WORKS COMPANY INC                                               $         71,121                  0.6%
     2.02  ANHEUSER-BUSCH INVEV SA NV                                                               52,458                  0.4%
     2.03  FEDERAL HOME LOAN BANK COMM                                                              50,538                  0.4%
     2.04  DUKE ENERGY CORP                                                                         47,562                  0.4%
     2.05  ALLIANT ENERGY CORP                                                                      44,912                  0.4%
     2.06  BANK OF AMERICA CORP                                                                     44,704                  0.4%
     2.07  SIEMENS AG                                                                               44,283                  0.4%
     2.08  UNITED TECHNOLOGIES CORPORATION                                                          44,087                  0.4%
     2.09  MEDTRONIC PLC                                                                            43,462                  0.4%
     2.10  COMCAST CORPORATION                                                                      42,753                  0.4%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                     PERCENTAGE OF TOTAL                                   PERCENTAGE OF TOTAL
                                                          ADMITTED           PREFERRED                          ADMITTED
     BONDS                               AMOUNT            ASSETS             STOCKS          AMOUNT             ASSETS
     ------------------------------  -------------  --------------------  --------------  --------------  ---------------------
     3.01  NAIC - 1                      5,392,488                  44.7% P/RP - 1        $           --                    0.0%
     3.02  NAIC - 2                      3,689,633                  30.6% P/RP - 2                 7,533                    0.1%
     3.03  NAIC - 3                        283,017                   2.3% P/RP - 3                    --                    0.0%
     3.04  NAIC - 4                         41,122                   0.3% P/RP - 4                    --                    0.0%
     3.05  NAIC - 5                          7,604                   0.1% P/RP - 5                    --                    0.0%
     3.06  NAIC - 6                             --                   0.0% P/RP - 6                    --                    0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes [ ] No [X]

     4.01  Total admitted assets held in foreign investments                              $    1,236,292                   10.2%
     4.02  Foreign-currency-denominated investments                                                   --                    0.0%
     4.03  Insurance liabilities denominated in that same foreign currency                            --                    0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     5.01  Countries rated NAIC-1                                                         $    1,189,508                    9.9%
     5.02  Countries rated NAIC-2                                                                 46,784                    0.4%
     5.03  Countries rated NAIC-3 or below                                                            --                    0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
           Countries rated NAIC-1
     6.01  Country:   United Kingdom                                                      $      320,347                    2.7%
     6.02  Country:   Australia                                                                  272,862                    2.3%
           Countries rated NAIC-2
     6.03  Country:   Mexico                                                              $       32,284                    0.3%
     6.04  Country:   Spain                                                                       14,500                    0.1%
           Countries rated NAIC-3 or below
     6.05  Country:                                                                       $           --                    0.0%
     6.06  Country:                                                                                   --                    0.0%

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
7.   Aggregate unhedged foreign currency exposure                                         $           --                    0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

     8.01  Countries rated NAIC-1                                                         $           --                    0.0%
     8.02  Countries rated NAIC-2                                                                     --                    0.0%
     8.03  Countries rated NAIC-3 or below                                                            --                    0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

     9.01  Country:                                                                       $           --                    0.0%
     9.02  Country:                                                                                   --                    0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                            PERCENTAGE OF TOTAL
                                                                                               AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     10.01 1FE SIEMENS AG                                                                 $       44,283                    0.4%
     10.02 1FE ROYAL DUTCH SHELL PLC                                                              34,811                    0.3%
     10.03 1FE INVESCO LTD                                                                        34,258                    0.3%
     10.04   1 CSL LTD                                                                            34,054                    0.3%
     10.05   2 KONINKLIJKE PHILIPS ELECTRONICS NV                                                 27,411                    0.2%
     10.06 2FE PERNOD-RICARD SA                                                                   24,873                    0.2%
     10.07 2FE BRITISH SKY BROADCASTING GROUP PLC                                                 23,964                    0.2%
     10.08   1 COMPASS GROUP PLC                                                                  23,000                    0.2%
     10.09 2FE WPP PLC                                                                            22,987                    0.2%
     10.10 1FE MACQUARIE GROUP LTD                                                                22,738                    0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes /X/ No / /

     11.01 Total admitted assets held in Canadian investments                             $           --                    0.0%
     11.02 Canadian-currency denominated investments                                                  --                    0.0%
     11.03 Canadian-denominated insurance liabilities                                                 --                    0.0%
     11.04 Unhedged Canadian currency exposure                                                        --                    0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes [ ] No[X]

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

     List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                           PERCENTAGE OF TOTAL
     TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                              AMOUNT        ADMITTED ASSETS
     --------------------------------------------------------------------------------     --------------  ---------------------
     16.02    Commercial                                                                  $       26,000                    0.2%
     16.03    Commercial                                                                          25,427                    0.2%
     16.04    Commercial                                                                          24,947                    0.2%
     16.05    Commercial                                                                          23,550                    0.2%
     16.06    Commercial                                                                          17,387                    0.1%
     16.07    Commercial                                                                          16,355                    0.1%
     16.08    Commercial                                                                          16,098                    0.1%
     16.09    Commercial                                                                          15,047                    0.1%
     16.10    Commercial                                                                          14,920                    0.1%
     16.11    Commercial                                                                          14,841                    0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                              AMOUNT         ADMITTED ASSETS
                                                                                          --------------  ---------------------
     16.12  Construction loans                                                            $           --                    0.0%
     16.13  Mortgage loans over 90 days past due                                                      --                    0.0%
     16.14  Mortgage loans in the process of foreclosure                                              --                    0.0%
     16.15  Mortgage loans foreclosed                                                                 --                    0.0%
     16.16  Restructured mortgage loans                                                            1,012                    0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                   RESIDENTIAL                        COMMERCIAL                        AGRICULTURAL
                        ---------------------------------  ----------------------------------  ---------------------------------
                                     PERCENTAGE OF TOTAL                  PERCENTAGE OF TOTAL               PERCENTAGE OF TOTAL
                                          ADMITTED                            ADMITTED                           ADMITTED
     LOAN-TO VALUE         AMOUNT          ASSETS            AMOUNT            ASSETS            AMOUNT           ASSETS
     ----------------   ------------ --------------------  ------------  --------------------  -----------  --------------------
     17.01 above 95%    $         --                  0.0%        1,011                   0.0% $        --                   0.0%
     17.02 91% to 95%             --                  0.0%        2,121                   0.0%          --                   0.0%
     17.03 81% to 90%             --                  0.0%          --                    0.0%          --                   0.0%
     17.04 71% to 80%             --                  0.0%        7,951                   0.1%          --                   0.0%
     17.05 below 70%              97                  0.0%    1,732,361                  14.3%          --                   0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2016
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 is not applicable since the Company does not have securities lending or repurchase agreements.

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                          AT YEAR-END
                                                      PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                 ------------------------------  ---------------------------------------------
                                                                    ADMITTED        1ST QTR         2ND QTR         3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                 --------------  --------------  --------------  -------------   -------------
                                                                                  (UNAUDITED)     (UNAUDITED)     (UNAUDITED)
     Hedging                                                 --             0.0%             --             --              --
     Income generation                                       --             0.0%             --             --              --
     Replications                                            --             0.0%             --             --              --
     Other                                                   --             0.0%             --             --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2016

1.   BASIS OF PRESENTATION

     The accompanying schedules and interrogatories present selected financial data as of December 31, 2016 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2016 Statutory Annual Statement as filed with the IDOI.

     Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

No dealer, salesman or any other person is authorized by the AUL American Individual Variable Annuity Unit Trust to give any information or to make any representation other than as contained in this Statement of Additional Information in connection with the offering described herein. There has been filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, with respect to the offering herein described. For further information with respect to the AUL American Individual Variable Annuity Unit Trust, AUL and its variable annuities, reference is made thereto and the exhibits filed therewith or incorporated therein, which include all contracts or documents referred to herein.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46206-0368

                      STATEMENT OF ADDITIONAL INFORMATION


                               Dated: May 1, 2017

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      1.    Included in Prospectus (Part A):


            Condensed Financial Information (16)


      2.    Included in Statement of Additional Information (Part B):

            (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust (16)

                       Report of Independent Registered Public Accounting Firm


                       Statements of Net Assets as of December 31, 2016

                       Statements of Operations for the period ended December 31, 2016

                       Statements of Changes in Net Assets for the periods ended December 31, 2016 and 2015 Notes to Financial Statements

            (b) Statutory Financial Statements of American United Life Insurance Company (16)


                       Report of Independent Registered Public Accounting Firm


                       Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2016 and 2015 Statements of Operations for the years ended December 31, 2016 and 2015

                       Statements of Changes in Surplus for the years ended December 31, 2016 and 2015 Statements of Cash Flow for the years ended December 31, 2016 and 2015


                       Notes to Financial Statements

(b)   Exhibits

      1. Resolution of Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

            3.2   Form of Selling Agreement (8)

      4.    Group Annuity Contract Forms:

            4.1   TDA Voluntary Contract, Form P-12511 (1)

            4.2   TDA Employer Sponsored Contract, Form P-12621 (1)

            4.3 TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

            4.4   TDA Custodial SPL Contract, Form P-12833 (1)

            4.5   TDA Custodial Contract, Form P-12833 (1) (3)

            4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

            4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

            4.8   IRA Non-Custodial Contract, Form P-12566 (1)

            4.9   IRA Custodial Contract, Form P-12867 (1) (3)

            4.10  DCP Contract, Form P-12518 (1)

            4.11  IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

            4.12 IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

            4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

            4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

            4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

            4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

            4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

            4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

            4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

            4.20 Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

            4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

            4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

            4.25  AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

            4.26  AUL Omni DCP MFVA - Form DCP.OM (8)

            4.27  AUL Loan Administration Fee Addendum to Group Annuity Contract
                  (9)

            4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

            4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

            4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

            4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

            4.32  Amendment to the TDA Group Annuity Contract (10)

            4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

            4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

            4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

            4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

            4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

            4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

            4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

            4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA)
                  (12)

            4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

            4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

      5.    Application Forms and other forms:

            5.1   AUL American Series Enrollment Form P-12464 (1)

            5.2   Employer Sponsored TDA Enrollment Form P-12477 (1)

            5.3   AUL Select Annuity Enrollment Form P-14009 (1)

            5.4   Application for No-Load IRA Contract, P-12503 (2)

            5.5   AUL American Series Enrollment Form P-11464 G (4)

            5.6 Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

            6.4 Second Amended and Restated By-Laws of American United Life Insurance Company (6)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (1)

            8.2   Form of Participation Agreement with American Century (1)

                  8.2.1 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.2 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (1)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

            8.6   Form of Participation Agreement with Janus Aspen Series (1)

            8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

            8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

            8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

            8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

            8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

            8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)(6)

            8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

            8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

            8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company
                  (5)

            8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company
                  (5)

            8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

            8.22 Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

            8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

            8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

            8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

            8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

            8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

            8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

            8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

            8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

            8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

            8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

            8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

            8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

            8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (8)

            8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company
                  (8)

            8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

            8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

            8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

            8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

            8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

            8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

            8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company
                  (11)

            8.48 Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

            8.49 Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

            8.50 Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

            8.51 Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

            8.52 Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

            8.53 Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.54 Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc.
                  (14)

            8.55 Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.56 Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company
                  (15)

            8.57 Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

            8.58 Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)

            8.59  Principal Funds Distributor, Inc. Selling Agreement (16)

            8.60  Principal Funds Services Agreement (16)


      9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

      10.   Miscellaneous Consents


            10.1  Consent of Independent Auditors (16)

            10.2  Consent of Dechert Price & Rhoads (1)

            10.3  Powers of Attorney (16)

            10.4  Rule 483 Certified Resolution (16)


      11.   Not applicable

      12.   Not applicable

----------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 43 (File No. 33-1375) on April 24, 2015.

(15) Filed with the Registrant's Post-Effective Amendment No. 44 (File No. 33-1375) on April 22, 2016.

(16) Filed with the Registrant's Post-Effective Amendment No. 45 (File No. 33-1375) on April 26, 2017.

ITEM 25. DIRECTORS AND OFFICERS OF AUL


NAME AND PRINCIPAL                                  POSITIONS AND OFFICES
BUSINESS ADDRESS*                                          WITH AUL
---------------------  --------------------------------------------------------------------------------------
J. Scott Davison       President and Chief Executive Officer (8/13 - present);
                       Chairman, AUL (3/14 - present)

Patrick M. Foley       President, Individual Insurance and Retirement Services (2/17 - present);
                       Director, AUL (10/15 - present)

Jeffrey D. Holley      Executive Vice President, Chief Financial Officer and Treasurer (6/14 - present);
                       Director, AUL (10/11 - present)

Kelly M. Huntington    Senior Vice President, Enterprise Strategy (7/15 - present);
                       Director, AUL (10/15 - present)

John C. Mason          Senior Vice President and Chief Investment Officer (5/13 - present);
                       Director, AUL (2/12 - present)

Mark C. Roller         Executive Vice President, Organizational and Operational Development (6/14 - present);
                       Director, AUL (12/01 - present)

Karin W. Sarratt       Senior Vice President and Chief Human Resources Officer (9/16 - present);
                       Director, AUL (12/16 - present)

Thomas M. Zurek        Executive Vice President, General Counsel and Secretary (6/14 - present);
                       Director, AUL (3/02 - present)


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.


ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a limited liability company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a stock holding company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.

ONEAMERICA INVESTMENT ADVISORY SERVICES LLC ("OAIAS") is a limited liability company organized under the laws of Indiana on August 3, 2016. OAIAS acts as an investment adviser registered with the appropriate governmental or regulatory authorities. The sole member of OAIAS is OneAmerica Financial Partners, Inc. which is wholly owned by AUMIHC.


ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.


ONEAMERICA SECURITIES, INC. ("OAS") (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2016, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2016, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.


PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of March 31, 2017, there were 2,442 qualified and non-qualified contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:

NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                           WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   ------------------------------------------------------------
Matthew T. Fleetwood                                        President & Director

Beth Haney                                                  Treasurer & Director

Dennis C. Martin                                            Chairman of the Board & Director

Terry W. Burns                                              Director

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

Bryan Hartley                                               Acting Financial Operations Principal


----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 26th day of April, 2017.


                                    AUL AMERICAN UNIT TRUST
                                    By: American United Life Insurance Company

                                    By:
                                        ----------------------------------------

                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO


                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                        ----------------------------------------

                                    Name: J. Scott Davison*
                                    Title: Chairman, President & CEO


* By: /s/ Stephen L. Due
      --------------------------------

Stephen L. Due as attorney-in-fact
Date: April 26, 2017

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                  TITLE                                  DATE
----------------------------------------  -------------------------------------  -------------------------------------
J. Scott Davison*                         Chairman                               April 26, 2017

Patrick M. Foley*                         Director                               April 26, 2017

Jeffrey D. Holley*                        Director                               April 26, 2017

Kelly M. Huntington*                      Director                               April 26, 2017

John C. Mason*                            Director                               April 26, 2017

Mark C. Roller*                           Director                               April 26, 2017

Karin W. Sarratt*                         Director                               April 26, 2017

Thomas M. Zurek*                          Director                               April 26, 2017


/s/ Stephen L. Due
---------------------------------------------


*By: Stephen L. Due as Attorney-in-fact
Date: April 26, 2017

                          EXHIBITS FILED WITH FORM N-4

NUMBER IN FORM, N-4, ITEM 24(b)                                                  NAME OF EXHIBIT
----------------------------------------------------------   ---------------------------------------------------------
                           8.59                              Principal Funds Distributor, Inc. Selling Agreement

                           8.60                              Principal Funds Services Agreement

                           10.1                              Consent of Independent Auditor

                           10.3                              Powers of Attorney

                           10.4                              Rule 483 Certified Resolution